UNITED STATES

SECURITIES AND EXCHANGE COMMISSION
Washington, D. C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number:         811-08495

NATIONWIDE MUTUAL FUNDS
(Exact name of registrant as specified in charter)

One Nationwide Plaza: Mail Code: 1-18-102  Columbus, OH 43215
(Address of principal executive offices) (Zip code)

Stephen R. Rimes, Esq.
One Nationwide Plaza
Mail Code: 1-18-102
Columbus, OH 43215
(Name and address of agent for service)

Registrant’s telephone number, including area code: (614) 435-3820

Date of fiscal year end: October 31, 2026

Date of reporting period: November 1, 2025 through April 30, 2026

Item 1.   Reports to Stockholders.

(a) The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (“1940 Act”).

(b) Not Applicable.

Nationwide Strategic Income Fund

Class A: NWXEX

Semi-Annual Shareholder Report - April 30, 2026

This semi-annual shareholder report contains important information about the Nationwide Strategic Income Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026. You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class A	$45	0.90%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Fund Information

Key Fund Statistics

Table Summary
Net Assets	$2,083,534,137
Number of Portfolio Holdings	737
Portfolio Turnover Rate	57.57%

Asset Class WeightingsFootnote Reference1

Table Summary
Corporate Bonds	59.5%
Asset-Backed Securities	12.3%
Mortgage-Backed Securities	9.4%
Collateralized Mortgage Obligations	8.9%
Foreign Government Securities	7.7%
Short-Term Investments	4.0%
Repurchase Agreements	2.9%
Commercial Mortgage-Backed Securities	2.4%
Loan Participations	1.6%
Preferred Stocks	0.9%
Futures	0.6%
Supranational	0.5%
Other liabilities in excess of assets	-10.7%

Top CountriesFootnote Reference2

Table Summary
United States	61.5%
Bermuda	6.3%
France	3.3%
Japan	3.3%
Mexico	2.7%
United Kingdom	1.9%
Cayman Islands	1.7%
Canada	1.6%
Brazil	1.4%
Germany	1.2%
Other CountriesFootnote Reference#	15.1%
Footnote	Description
Footnote#	For purposes of listing top countries, the repurchase agreements are included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of April 30, 2026.
Footnote[2]	Percentages indicated are based upon total investments as of April 30, 2026.

Additional Information

If you wish to view additional information about the Fund; including as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

Contact Us

Phone: 1-800-848-0920

Nationwide Strategic Income Fund

Semi-Annual Shareholder Report - April 30, 2026

SAR-SI-A (4-26)

Nationwide Strategic Income Fund

Class R6: NWXGX

Semi-Annual Shareholder Report - April 30, 2026

This semi-annual shareholder report contains important information about the Nationwide Strategic Income Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026. You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class R6	$25	0.49%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Fund Information

Key Fund Statistics

Table Summary
Net Assets	$2,083,534,137
Number of Portfolio Holdings	737
Portfolio Turnover Rate	57.57%

Asset Class WeightingsFootnote Reference1

Table Summary
Corporate Bonds	59.5%
Asset-Backed Securities	12.3%
Mortgage-Backed Securities	9.4%
Collateralized Mortgage Obligations	8.9%
Foreign Government Securities	7.7%
Short-Term Investments	4.0%
Repurchase Agreements	2.9%
Commercial Mortgage-Backed Securities	2.4%
Loan Participations	1.6%
Preferred Stocks	0.9%
Futures	0.6%
Supranational	0.5%
Other liabilities in excess of assets	-10.7%

Top CountriesFootnote Reference2

Table Summary
United States	61.5%
Bermuda	6.3%
France	3.3%
Japan	3.3%
Mexico	2.7%
United Kingdom	1.9%
Cayman Islands	1.7%
Canada	1.6%
Brazil	1.4%
Germany	1.2%
Other CountriesFootnote Reference#	15.1%
Footnote	Description
Footnote#	For purposes of listing top countries, the repurchase agreements are included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of April 30, 2026.
Footnote[2]	Percentages indicated are based upon total investments as of April 30, 2026.

Additional Information

If you wish to view additional information about the Fund; including as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

Contact Us

Phone: 1-800-848-0920

Nationwide Strategic Income Fund

Semi-Annual Shareholder Report - April 30, 2026

SAR-SI-R6 (4-26)

Nationwide Strategic Income Fund

Institutional Service Class: NWXHX

Semi-Annual Shareholder Report - April 30, 2026

This semi-annual shareholder report contains important information about the Nationwide Strategic Income Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026. You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Institutional Service Class	$31	0.61%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Fund Information

Key Fund Statistics

Table Summary
Net Assets	$2,083,534,137
Number of Portfolio Holdings	737
Portfolio Turnover Rate	57.57%

Asset Class WeightingsFootnote Reference1

Table Summary
Corporate Bonds	59.5%
Asset-Backed Securities	12.3%
Mortgage-Backed Securities	9.4%
Collateralized Mortgage Obligations	8.9%
Foreign Government Securities	7.7%
Short-Term Investments	4.0%
Repurchase Agreements	2.9%
Commercial Mortgage-Backed Securities	2.4%
Loan Participations	1.6%
Preferred Stocks	0.9%
Futures	0.6%
Supranational	0.5%
Other liabilities in excess of assets	-10.7%

Top CountriesFootnote Reference2

Table Summary
United States	61.5%
Bermuda	6.3%
France	3.3%
Japan	3.3%
Mexico	2.7%
United Kingdom	1.9%
Cayman Islands	1.7%
Canada	1.6%
Brazil	1.4%
Germany	1.2%
Other CountriesFootnote Reference#	15.1%
Footnote	Description
Footnote#	For purposes of listing top countries, the repurchase agreements are included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of April 30, 2026.
Footnote[2]	Percentages indicated are based upon total investments as of April 30, 2026.

Additional Information

If you wish to view additional information about the Fund; including as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

Contact Us

Phone: 1-800-848-0920

Nationwide Strategic Income Fund

Semi-Annual Shareholder Report - April 30, 2026

SAR-SI-IS (4-26)

Nationwide Bailard Small Cap Value Fund

Class A: NWHDX

Semi-Annual Shareholder Report - April 30, 2026

This semi-annual shareholder report contains important information about the Nationwide Bailard Small Cap Value Fund (the "Fund") (formerly known as Nationwide Bailard Cognitive Value Fund) for the period of November 1, 2025 to April 30, 2026. You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class A	$59	1.08%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Fund Information

Key Fund Statistics

Table Summary
Net Assets	$124,081,043
Number of Portfolio Holdings	307
Portfolio Turnover Rate	192.40%

Asset Class WeightingsFootnote Reference1

Table Summary
Common Stocks	98.3%
Repurchase Agreements	10.1%
Exchange Traded Funds	1.3%
Other liabilities in excess of assets	-9.7%

Top IndustriesFootnote Reference2

Table Summary
Banks	13.2%
Oil, Gas & Consumable Fuels	4.8%
Machinery	3.6%
Semiconductors & Semiconductor Equipment	3.2%
Insurance	3.1%
Energy Equipment & Services	3.0%
Metals & Mining	2.8%
Electronic Equipment, Instruments & Components	2.6%
Biotechnology	2.6%
Household Durables	2.3%
Other IndustriesFootnote Reference#	58.8%
Footnote	Description
Footnote#	For purposes of listing top industries, the repurchase agreements are included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of April 30, 2026.
Footnote[2]	Percentages indicated are based upon total investments as of April 30, 2026.

Additional Information

If you wish to view additional information about the Fund; including as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

Contact Us

Phone: 1-800-848-0920

Nationwide Bailard Small Cap Value Fund

Semi-Annual Shareholder Report - April 30, 2026

SAR-B-SCV-A (4-26)

Nationwide Bailard Small Cap Value Fund

Class M: NWHFX

Semi-Annual Shareholder Report - April 30, 2026

This semi-annual shareholder report contains important information about the Nationwide Bailard Small Cap Value Fund (the "Fund") (formerly known as Nationwide Bailard Cognitive Value Fund) for the period of November 1, 2025 to April 30, 2026. You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class M	$43	0.79%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Fund Information

Key Fund Statistics

Table Summary
Net Assets	$124,081,043
Number of Portfolio Holdings	307
Portfolio Turnover Rate	192.40%

Asset Class WeightingsFootnote Reference1

Table Summary
Common Stocks	98.3%
Repurchase Agreements	10.1%
Exchange Traded Funds	1.3%
Other liabilities in excess of assets	-9.7%

Top IndustriesFootnote Reference2

Table Summary
Banks	13.2%
Oil, Gas & Consumable Fuels	4.8%
Machinery	3.6%
Semiconductors & Semiconductor Equipment	3.2%
Insurance	3.1%
Energy Equipment & Services	3.0%
Metals & Mining	2.8%
Electronic Equipment, Instruments & Components	2.6%
Biotechnology	2.6%
Household Durables	2.3%
Other IndustriesFootnote Reference#	58.8%
Footnote	Description
Footnote#	For purposes of listing top industries, the repurchase agreements are included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of April 30, 2026.
Footnote[2]	Percentages indicated are based upon total investments as of April 30, 2026.

Additional Information

If you wish to view additional information about the Fund; including as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

Contact Us

Phone: 1-800-848-0920

Nationwide Bailard Small Cap Value Fund

Semi-Annual Shareholder Report - April 30, 2026

SAR-B-SCV-M (4-26)

Nationwide Bailard Small Cap Value Fund

Class R6: NWHGX

Semi-Annual Shareholder Report - April 30, 2026

This semi-annual shareholder report contains important information about the Nationwide Bailard Small Cap Value Fund (the "Fund") (formerly known as Nationwide Bailard Cognitive Value Fund) for the period of November 1, 2025 to April 30, 2026. You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class R6	$43	0.78%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Fund Information

Key Fund Statistics

Table Summary
Net Assets	$124,081,043
Number of Portfolio Holdings	307
Portfolio Turnover Rate	192.40%

Asset Class WeightingsFootnote Reference1

Table Summary
Common Stocks	98.3%
Repurchase Agreements	10.1%
Exchange Traded Funds	1.3%
Other liabilities in excess of assets	-9.7%

Top IndustriesFootnote Reference2

Table Summary
Banks	13.2%
Oil, Gas & Consumable Fuels	4.8%
Machinery	3.6%
Semiconductors & Semiconductor Equipment	3.2%
Insurance	3.1%
Energy Equipment & Services	3.0%
Metals & Mining	2.8%
Electronic Equipment, Instruments & Components	2.6%
Biotechnology	2.6%
Household Durables	2.3%
Other IndustriesFootnote Reference#	58.8%
Footnote	Description
Footnote#	For purposes of listing top industries, the repurchase agreements are included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of April 30, 2026.
Footnote[2]	Percentages indicated are based upon total investments as of April 30, 2026.

Additional Information

If you wish to view additional information about the Fund; including as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

Contact Us

Phone: 1-800-848-0920

Nationwide Bailard Small Cap Value Fund

Semi-Annual Shareholder Report - April 30, 2026

SAR-B-SCV-R6 (4-26)

Nationwide Bailard Small Cap Value Fund

Institutional Service Class: NWHHX

Semi-Annual Shareholder Report - April 30, 2026

This semi-annual shareholder report contains important information about the Nationwide Bailard Small Cap Value Fund (the "Fund") (formerly known as Nationwide Bailard Cognitive Value Fund) for the period of November 1, 2025 to April 30, 2026. You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Institutional Service Class	$45	0.82%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Fund Information

Key Fund Statistics

Table Summary
Net Assets	$124,081,043
Number of Portfolio Holdings	307
Portfolio Turnover Rate	192.40%

Asset Class WeightingsFootnote Reference1

Table Summary
Common Stocks	98.3%
Repurchase Agreements	10.1%
Exchange Traded Funds	1.3%
Other liabilities in excess of assets	-9.7%

Top IndustriesFootnote Reference2

Table Summary
Banks	13.2%
Oil, Gas & Consumable Fuels	4.8%
Machinery	3.6%
Semiconductors & Semiconductor Equipment	3.2%
Insurance	3.1%
Energy Equipment & Services	3.0%
Metals & Mining	2.8%
Electronic Equipment, Instruments & Components	2.6%
Biotechnology	2.6%
Household Durables	2.3%
Other IndustriesFootnote Reference#	58.8%
Footnote	Description
Footnote#	For purposes of listing top industries, the repurchase agreements are included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of April 30, 2026.
Footnote[2]	Percentages indicated are based upon total investments as of April 30, 2026.

Additional Information

If you wish to view additional information about the Fund; including as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

Contact Us

Phone: 1-800-848-0920

Nationwide Bailard Small Cap Value Fund

Semi-Annual Shareholder Report - April 30, 2026

SAR-B-SCV-IS (4-26)

Nationwide Bailard International Equities Fund

Class A: NWHJX

Semi-Annual Shareholder Report - April 30, 2026

This semi-annual shareholder report contains important information about the Nationwide Bailard International Equities Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026. You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class A	$55	1.04%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Fund Information

Key Fund Statistics

Table Summary
Net Assets	$289,525,665
Number of Portfolio Holdings	186
Portfolio Turnover Rate	14.71%

Asset Class WeightingsFootnote Reference1

Table Summary
Common Stocks	98.7%
Repurchase Agreements	3.0%
Other liabilities in excess of assets	-1.7%

Top CountriesFootnote Reference2

Table Summary
Japan	22.5%
United Kingdom	10.2%
Germany	8.8%
United States	8.0%
France	5.7%
Spain	5.5%
Netherlands	4.5%
South Korea	3.8%
Italy	3.7%
Canada	2.9%
Other CountriesFootnote Reference#	24.4%
Footnote	Description
Footnote#	For purposes of listing top countries, the repurchase agreements are included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of April 30, 2026.
Footnote[2]	Percentages indicated are based upon total investments as of April 30, 2026.

Additional Information

If you wish to view additional information about the Fund; including as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

Contact Us

Phone: 1-800-848-0920

Nationwide Bailard International Equities Fund

Semi-Annual Shareholder Report - April 30, 2026

SAR-IEQ-A (4-26)

Nationwide Bailard International Equities Fund

Class M: NWHLX

Semi-Annual Shareholder Report - April 30, 2026

This semi-annual shareholder report contains important information about the Nationwide Bailard International Equities Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026. You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class M	$39	0.74%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Fund Information

Key Fund Statistics

Table Summary
Net Assets	$289,525,665
Number of Portfolio Holdings	186
Portfolio Turnover Rate	14.71%

Asset Class WeightingsFootnote Reference1

Table Summary
Common Stocks	98.7%
Repurchase Agreements	3.0%
Other liabilities in excess of assets	-1.7%

Top CountriesFootnote Reference2

Table Summary
Japan	22.5%
United Kingdom	10.2%
Germany	8.8%
United States	8.0%
France	5.7%
Spain	5.5%
Netherlands	4.5%
South Korea	3.8%
Italy	3.7%
Canada	2.9%
Other CountriesFootnote Reference#	24.4%
Footnote	Description
Footnote#	For purposes of listing top countries, the repurchase agreements are included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of April 30, 2026.
Footnote[2]	Percentages indicated are based upon total investments as of April 30, 2026.

Additional Information

If you wish to view additional information about the Fund; including as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

Contact Us

Phone: 1-800-848-0920

Nationwide Bailard International Equities Fund

Semi-Annual Shareholder Report - April 30, 2026

SAR-IEQ-M (4-26)

Nationwide Bailard International Equities Fund

Class R6: NWHMX

Semi-Annual Shareholder Report - April 30, 2026

This semi-annual shareholder report contains important information about the Nationwide Bailard International Equities Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026. You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class R6	$41	0.78%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Fund Information

Key Fund Statistics

Table Summary
Net Assets	$289,525,665
Number of Portfolio Holdings	186
Portfolio Turnover Rate	14.71%

Asset Class WeightingsFootnote Reference1

Table Summary
Common Stocks	98.7%
Repurchase Agreements	3.0%
Other liabilities in excess of assets	-1.7%

Top CountriesFootnote Reference2

Table Summary
Japan	22.5%
United Kingdom	10.2%
Germany	8.8%
United States	8.0%
France	5.7%
Spain	5.5%
Netherlands	4.5%
South Korea	3.8%
Italy	3.7%
Canada	2.9%
Other CountriesFootnote Reference#	24.4%
Footnote	Description
Footnote#	For purposes of listing top countries, the repurchase agreements are included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of April 30, 2026.
Footnote[2]	Percentages indicated are based upon total investments as of April 30, 2026.

Additional Information

If you wish to view additional information about the Fund; including as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

Contact Us

Phone: 1-800-848-0920

Nationwide Bailard International Equities Fund

Semi-Annual Shareholder Report - April 30, 2026

SAR-IEQ-R6 (4-26)

Nationwide Bailard International Equities Fund

Institutional Service Class: NWHNX

Semi-Annual Shareholder Report - April 30, 2026

This semi-annual shareholder report contains important information about the Nationwide Bailard International Equities Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026. You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Institutional Service Class	$45	0.85%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Fund Information

Key Fund Statistics

Table Summary
Net Assets	$289,525,665
Number of Portfolio Holdings	186
Portfolio Turnover Rate	14.71%

Asset Class WeightingsFootnote Reference1

Table Summary
Common Stocks	98.7%
Repurchase Agreements	3.0%
Other liabilities in excess of assets	-1.7%

Top CountriesFootnote Reference2

Table Summary
Japan	22.5%
United Kingdom	10.2%
Germany	8.8%
United States	8.0%
France	5.7%
Spain	5.5%
Netherlands	4.5%
South Korea	3.8%
Italy	3.7%
Canada	2.9%
Other CountriesFootnote Reference#	24.4%
Footnote	Description
Footnote#	For purposes of listing top countries, the repurchase agreements are included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of April 30, 2026.
Footnote[2]	Percentages indicated are based upon total investments as of April 30, 2026.

Additional Information

If you wish to view additional information about the Fund; including as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

Contact Us

Phone: 1-800-848-0920

Nationwide Bailard International Equities Fund

Semi-Annual Shareholder Report - April 30, 2026

SAR-IEQ-IS (4-26)

Nationwide Bailard Technology Fund

Class A: NWHOX

Semi-Annual Shareholder Report - April 30, 2026

This semi-annual shareholder report contains important information about the Nationwide Bailard Technology Fund (the "Fund") (formerly known as Nationwide Bailard Technology & Science Fund) for the period of November 1, 2025 to April 30, 2026. You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class A	$52	1.07%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Fund Information

Key Fund Statistics

Table Summary
Net Assets	$192,049,317
Number of Portfolio Holdings	40
Portfolio Turnover Rate	22.69%

Asset Class WeightingsFootnote Reference1

Table Summary
Common Stocks	99.7%
Other assets in excess of liabilities	0.3%

Top IndustriesFootnote Reference2

Table Summary
Semiconductors & Semiconductor Equipment	40.6%
Software	21.8%
Interactive Media & Services	9.6%
Technology Hardware, Storage & Peripherals	7.9%
Broadline Retail	4.3%
Entertainment	4.1%
Electronic Equipment, Instruments & Components	4.0%
IT Services	2.4%
Communications Equipment	2.2%
Ground Transportation	1.7%
Other Industries	1.4%
Footnote	Description
Footnote[1]	Percentages indicated are based upon net assets as of April 30, 2026.
Footnote[2]	Percentages indicated are based upon total investments as of April 30, 2026.

Additional Information

If you wish to view additional information about the Fund; including as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

Contact Us

Phone: 1-800-848-0920

Nationwide Bailard Technology Fund

Semi-Annual Shareholder Report - April 30, 2026

SAR-TECH-A (4-26)

Nationwide Bailard Technology Fund

Class M: NWHQX

Semi-Annual Shareholder Report - April 30, 2026

This semi-annual shareholder report contains important information about the Nationwide Bailard Technology Fund (the "Fund") (formerly known as Nationwide Bailard Technology & Science Fund) for the period of November 1, 2025 to April 30, 2026. You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class M	$37	0.75%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Fund Information

Key Fund Statistics

Table Summary
Net Assets	$192,049,317
Number of Portfolio Holdings	40
Portfolio Turnover Rate	22.69%

Asset Class WeightingsFootnote Reference1

Table Summary
Common Stocks	99.7%
Other assets in excess of liabilities	0.3%

Top IndustriesFootnote Reference2

Table Summary
Semiconductors & Semiconductor Equipment	40.6%
Software	21.8%
Interactive Media & Services	9.6%
Technology Hardware, Storage & Peripherals	7.9%
Broadline Retail	4.3%
Entertainment	4.1%
Electronic Equipment, Instruments & Components	4.0%
IT Services	2.4%
Communications Equipment	2.2%
Ground Transportation	1.7%
Other Industries	1.4%
Footnote	Description
Footnote[1]	Percentages indicated are based upon net assets as of April 30, 2026.
Footnote[2]	Percentages indicated are based upon total investments as of April 30, 2026.

Additional Information

If you wish to view additional information about the Fund; including as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

Contact Us

Phone: 1-800-848-0920

Nationwide Bailard Technology Fund

Semi-Annual Shareholder Report - April 30, 2026

SAR-TECH-M (4-26)

Nationwide Bailard Technology Fund

Class R6: NWHTX

Semi-Annual Shareholder Report - April 30, 2026

This semi-annual shareholder report contains important information about the Nationwide Bailard Technology Fund (the "Fund") (formerly known as Nationwide Bailard Technology & Science Fund) for the period of November 1, 2025 to April 30, 2026. You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class R6	$37	0.75%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Fund Information

Key Fund Statistics

Table Summary
Net Assets	$192,049,317
Number of Portfolio Holdings	40
Portfolio Turnover Rate	22.69%

Asset Class WeightingsFootnote Reference1

Table Summary
Common Stocks	99.7%
Other assets in excess of liabilities	0.3%

Top IndustriesFootnote Reference2

Table Summary
Semiconductors & Semiconductor Equipment	40.6%
Software	21.8%
Interactive Media & Services	9.6%
Technology Hardware, Storage & Peripherals	7.9%
Broadline Retail	4.3%
Entertainment	4.1%
Electronic Equipment, Instruments & Components	4.0%
IT Services	2.4%
Communications Equipment	2.2%
Ground Transportation	1.7%
Other Industries	1.4%
Footnote	Description
Footnote[1]	Percentages indicated are based upon net assets as of April 30, 2026.
Footnote[2]	Percentages indicated are based upon total investments as of April 30, 2026.

Additional Information

If you wish to view additional information about the Fund; including as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

Contact Us

Phone: 1-800-848-0920

Nationwide Bailard Technology Fund

Semi-Annual Shareholder Report - April 30, 2026

SAR-TECH-R6 (4-26)

Nationwide Bailard Technology Fund

Institutional Service Class: NWHUX

Semi-Annual Shareholder Report - April 30, 2026

This semi-annual shareholder report contains important information about the Nationwide Bailard Technology Fund (the "Fund") (formerly known as Nationwide Bailard Technology & Science Fund) for the period of November 1, 2025 to April 30, 2026. You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Institutional Service Class	$43	0.88%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Fund Information

Key Fund Statistics

Table Summary
Net Assets	$192,049,317
Number of Portfolio Holdings	40
Portfolio Turnover Rate	22.69%

Asset Class WeightingsFootnote Reference1

Table Summary
Common Stocks	99.7%
Other assets in excess of liabilities	0.3%

Top IndustriesFootnote Reference2

Table Summary
Semiconductors & Semiconductor Equipment	40.6%
Software	21.8%
Interactive Media & Services	9.6%
Technology Hardware, Storage & Peripherals	7.9%
Broadline Retail	4.3%
Entertainment	4.1%
Electronic Equipment, Instruments & Components	4.0%
IT Services	2.4%
Communications Equipment	2.2%
Ground Transportation	1.7%
Other Industries	1.4%
Footnote	Description
Footnote[1]	Percentages indicated are based upon net assets as of April 30, 2026.
Footnote[2]	Percentages indicated are based upon total investments as of April 30, 2026.

Additional Information

If you wish to view additional information about the Fund; including as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

Contact Us

Phone: 1-800-848-0920

Nationwide Bailard Technology Fund

Semi-Annual Shareholder Report - April 30, 2026

SAR-TECH-IS (4-26)

Nationwide Invesco Core Plus Bond Fund

Class A: NWCPX

Semi-Annual Shareholder Report - April 30, 2026

This semi-annual shareholder report contains important information about the Nationwide Invesco Core Plus Bond Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026. You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class A	$41	0.83%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Fund Information

Key Fund Statistics

Table Summary
Net Assets	$119,634,683
Number of Portfolio Holdings	875
Portfolio Turnover Rate	223.57%

Asset Class WeightingsFootnote Reference1

Table Summary
Corporate Bonds	46.4%
Mortgage-Backed Securities	25.5%
Asset-Backed Securities	19.5%
Collateralized Mortgage Obligations	9.1%
Commercial Mortgage-Backed Securities	8.3%
Repurchase Agreements	3.2%
Foreign Government Securities	3.0%
U.S. Treasury Obligations	2.9%
Short-Term Investments	1.6%
Other liabilities in excess of assets	-19.5%

Top IndustriesFootnote Reference2

Table Summary
Banks	8.8%
Capital Markets	3.5%
Oil, Gas & Consumable Fuels	2.3%
Diversified Telecommunication Services	2.3%
Insurance	1.8%
Electric Utilities	1.7%
Pharmaceuticals	1.5%
Interactive Media & Services	1.2%
Hotels, Restaurants & Leisure	1.2%
IT Services	1.2%
Other IndustriesFootnote Reference#	74.5%
Footnote	Description
Footnote#	For purposes of listing top industries, the repurchase agreements are included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of April 30, 2026.
Footnote[2]	Percentages indicated are based upon total investments as of April 30, 2026.

Additional Information

If you wish to view additional information about the Fund; including as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

Contact Us

Phone: 1-800-848-0920

Nationwide Invesco Core Plus Bond Fund

Semi-Annual Shareholder Report - April 30, 2026

SAR-CPB-A (4-26)

Nationwide Invesco Core Plus Bond Fund

Class R6: NWCIX

Semi-Annual Shareholder Report - April 30, 2026

This semi-annual shareholder report contains important information about the Nationwide Invesco Core Plus Bond Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026. You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class R6	$23	0.47%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Fund Information

Key Fund Statistics

Table Summary
Net Assets	$119,634,683
Number of Portfolio Holdings	875
Portfolio Turnover Rate	223.57%

Asset Class WeightingsFootnote Reference1

Table Summary
Corporate Bonds	46.4%
Mortgage-Backed Securities	25.5%
Asset-Backed Securities	19.5%
Collateralized Mortgage Obligations	9.1%
Commercial Mortgage-Backed Securities	8.3%
Repurchase Agreements	3.2%
Foreign Government Securities	3.0%
U.S. Treasury Obligations	2.9%
Short-Term Investments	1.6%
Other liabilities in excess of assets	-19.5%

Top IndustriesFootnote Reference2

Table Summary
Banks	8.8%
Capital Markets	3.5%
Oil, Gas & Consumable Fuels	2.3%
Diversified Telecommunication Services	2.3%
Insurance	1.8%
Electric Utilities	1.7%
Pharmaceuticals	1.5%
Interactive Media & Services	1.2%
Hotels, Restaurants & Leisure	1.2%
IT Services	1.2%
Other IndustriesFootnote Reference#	74.5%
Footnote	Description
Footnote#	For purposes of listing top industries, the repurchase agreements are included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of April 30, 2026.
Footnote[2]	Percentages indicated are based upon total investments as of April 30, 2026.

Additional Information

If you wish to view additional information about the Fund; including as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

Contact Us

Phone: 1-800-848-0920

Nationwide Invesco Core Plus Bond Fund

Semi-Annual Shareholder Report - April 30, 2026

SAR-CPB-R6 (4-26)

Nationwide Invesco Core Plus Bond Fund

Institutional Service Class: NWCSX

Semi-Annual Shareholder Report - April 30, 2026

This semi-annual shareholder report contains important information about the Nationwide Invesco Core Plus Bond Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026. You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Institutional Service Class	$27	0.54%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Fund Information

Key Fund Statistics

Table Summary
Net Assets	$119,634,683
Number of Portfolio Holdings	875
Portfolio Turnover Rate	223.57%

Asset Class WeightingsFootnote Reference1

Table Summary
Corporate Bonds	46.4%
Mortgage-Backed Securities	25.5%
Asset-Backed Securities	19.5%
Collateralized Mortgage Obligations	9.1%
Commercial Mortgage-Backed Securities	8.3%
Repurchase Agreements	3.2%
Foreign Government Securities	3.0%
U.S. Treasury Obligations	2.9%
Short-Term Investments	1.6%
Other liabilities in excess of assets	-19.5%

Top IndustriesFootnote Reference2

Table Summary
Banks	8.8%
Capital Markets	3.5%
Oil, Gas & Consumable Fuels	2.3%
Diversified Telecommunication Services	2.3%
Insurance	1.8%
Electric Utilities	1.7%
Pharmaceuticals	1.5%
Interactive Media & Services	1.2%
Hotels, Restaurants & Leisure	1.2%
IT Services	1.2%
Other IndustriesFootnote Reference#	74.5%
Footnote	Description
Footnote#	For purposes of listing top industries, the repurchase agreements are included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of April 30, 2026.
Footnote[2]	Percentages indicated are based upon total investments as of April 30, 2026.

Additional Information

If you wish to view additional information about the Fund; including as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

Contact Us

Phone: 1-800-848-0920

Nationwide Invesco Core Plus Bond Fund

Semi-Annual Shareholder Report - April 30, 2026

SAR-CPB-IS (4-26)

Nationwide BNY Mellon Dynamic U.S. Core Fund

Class A: NMFAX

Semi-Annual Shareholder Report - April 30, 2026

This semi-annual shareholder report contains important information about the Nationwide BNY Mellon Dynamic U.S. Core Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026. You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class A	$41	0.81%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Fund Information

Key Fund Statistics

Table Summary
Net Assets	$1,583,909,149
Number of Portfolio Holdings	514
Portfolio Turnover Rate	1.59%

Asset Class WeightingsFootnote Reference1

Table Summary
Common Stocks	93.3%
Short-Term Investments	3.4%
Repurchase Agreements	1.0%
Purchased Options	0.7%
Other assets in excess of liabilities	1.6%

Top IndustriesFootnote Reference2

Table Summary
Semiconductors & Semiconductor Equipment	15.8%
Interactive Media & Services	8.3%
Software	7.6%
Technology Hardware, Storage & Peripherals	7.1%
Broadline Retail	4.1%
Banks	3.2%
Financial Services	3.2%
Oil, Gas & Consumable Fuels	3.0%
Capital Markets	3.0%
Pharmaceuticals	2.9%
Other IndustriesFootnote Reference#	41.8%
Footnote	Description
Footnote#	For purposes of listing top industries, the repurchase agreements are included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of April 30, 2026.
Footnote[2]	Percentages indicated are based upon total investments as of April 30, 2026.

Additional Information

If you wish to view additional information about the Fund; including as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

Contact Us

Phone: 1-800-848-0920

Nationwide BNY Mellon Dynamic U.S. Core Fund

Semi-Annual Shareholder Report - April 30, 2026

SAR-USC-A (4-26)

Nationwide BNY Mellon Dynamic U.S. Core Fund

Class R: GGFRX

Semi-Annual Shareholder Report - April 30, 2026

This semi-annual shareholder report contains important information about the Nationwide BNY Mellon Dynamic U.S. Core Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026. You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class R	$62	1.23%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Fund Information

Key Fund Statistics

Table Summary
Net Assets	$1,583,909,149
Number of Portfolio Holdings	514
Portfolio Turnover Rate	1.59%

Asset Class WeightingsFootnote Reference1

Table Summary
Common Stocks	93.3%
Short-Term Investments	3.4%
Repurchase Agreements	1.0%
Purchased Options	0.7%
Other assets in excess of liabilities	1.6%

Top IndustriesFootnote Reference2

Table Summary
Semiconductors & Semiconductor Equipment	15.8%
Interactive Media & Services	8.3%
Software	7.6%
Technology Hardware, Storage & Peripherals	7.1%
Broadline Retail	4.1%
Banks	3.2%
Financial Services	3.2%
Oil, Gas & Consumable Fuels	3.0%
Capital Markets	3.0%
Pharmaceuticals	2.9%
Other IndustriesFootnote Reference#	41.8%
Footnote	Description
Footnote#	For purposes of listing top industries, the repurchase agreements are included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of April 30, 2026.
Footnote[2]	Percentages indicated are based upon total investments as of April 30, 2026.

Additional Information

If you wish to view additional information about the Fund; including as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

Contact Us

Phone: 1-800-848-0920

Nationwide BNY Mellon Dynamic U.S. Core Fund

Semi-Annual Shareholder Report - April 30, 2026

SAR-USC-R (4-26)

Nationwide BNY Mellon Dynamic U.S. Core Fund

Class R6: MUIGX

Semi-Annual Shareholder Report - April 30, 2026

This semi-annual shareholder report contains important information about the Nationwide BNY Mellon Dynamic U.S. Core Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026. You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class R6	$25	0.50%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Fund Information

Key Fund Statistics

Table Summary
Net Assets	$1,583,909,149
Number of Portfolio Holdings	514
Portfolio Turnover Rate	1.59%

Asset Class WeightingsFootnote Reference1

Table Summary
Common Stocks	93.3%
Short-Term Investments	3.4%
Repurchase Agreements	1.0%
Purchased Options	0.7%
Other assets in excess of liabilities	1.6%

Top IndustriesFootnote Reference2

Table Summary
Semiconductors & Semiconductor Equipment	15.8%
Interactive Media & Services	8.3%
Software	7.6%
Technology Hardware, Storage & Peripherals	7.1%
Broadline Retail	4.1%
Banks	3.2%
Financial Services	3.2%
Oil, Gas & Consumable Fuels	3.0%
Capital Markets	3.0%
Pharmaceuticals	2.9%
Other IndustriesFootnote Reference#	41.8%
Footnote	Description
Footnote#	For purposes of listing top industries, the repurchase agreements are included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of April 30, 2026.
Footnote[2]	Percentages indicated are based upon total investments as of April 30, 2026.

Additional Information

If you wish to view additional information about the Fund; including as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

Contact Us

Phone: 1-800-848-0920

Nationwide BNY Mellon Dynamic U.S. Core Fund

Semi-Annual Shareholder Report - April 30, 2026

SAR-USC-R6 (4-26)

Nationwide BNY Mellon Dynamic U.S. Core Fund

Eagle Class: NWAEX

Semi-Annual Shareholder Report - April 30, 2026

This semi-annual shareholder report contains important information about the Nationwide BNY Mellon Dynamic U.S. Core Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026. You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Eagle Class	$27	0.53%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Fund Information

Key Fund Statistics

Table Summary
Net Assets	$1,583,909,149
Number of Portfolio Holdings	514
Portfolio Turnover Rate	1.59%

Asset Class WeightingsFootnote Reference1

Table Summary
Common Stocks	93.3%
Short-Term Investments	3.4%
Repurchase Agreements	1.0%
Purchased Options	0.7%
Other assets in excess of liabilities	1.6%

Top IndustriesFootnote Reference2

Table Summary
Semiconductors & Semiconductor Equipment	15.8%
Interactive Media & Services	8.3%
Software	7.6%
Technology Hardware, Storage & Peripherals	7.1%
Broadline Retail	4.1%
Banks	3.2%
Financial Services	3.2%
Oil, Gas & Consumable Fuels	3.0%
Capital Markets	3.0%
Pharmaceuticals	2.9%
Other IndustriesFootnote Reference#	41.8%
Footnote	Description
Footnote#	For purposes of listing top industries, the repurchase agreements are included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of April 30, 2026.
Footnote[2]	Percentages indicated are based upon total investments as of April 30, 2026.

Additional Information

If you wish to view additional information about the Fund; including as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

Contact Us

Phone: 1-800-848-0920

Nationwide BNY Mellon Dynamic U.S. Core Fund

Semi-Annual Shareholder Report - April 30, 2026

SAR-USC-E (4-26)

Nationwide BNY Mellon Dynamic U.S. Core Fund

Institutional Service Class: NGISX

Semi-Annual Shareholder Report - April 30, 2026

This semi-annual shareholder report contains important information about the Nationwide BNY Mellon Dynamic U.S. Core Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026. You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Institutional Service Class	$28	0.55%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Fund Information

Key Fund Statistics

Table Summary
Net Assets	$1,583,909,149
Number of Portfolio Holdings	514
Portfolio Turnover Rate	1.59%

Asset Class WeightingsFootnote Reference1

Table Summary
Common Stocks	93.3%
Short-Term Investments	3.4%
Repurchase Agreements	1.0%
Purchased Options	0.7%
Other assets in excess of liabilities	1.6%

Top IndustriesFootnote Reference2

Table Summary
Semiconductors & Semiconductor Equipment	15.8%
Interactive Media & Services	8.3%
Software	7.6%
Technology Hardware, Storage & Peripherals	7.1%
Broadline Retail	4.1%
Banks	3.2%
Financial Services	3.2%
Oil, Gas & Consumable Fuels	3.0%
Capital Markets	3.0%
Pharmaceuticals	2.9%
Other IndustriesFootnote Reference#	41.8%
Footnote	Description
Footnote#	For purposes of listing top industries, the repurchase agreements are included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of April 30, 2026.
Footnote[2]	Percentages indicated are based upon total investments as of April 30, 2026.

Additional Information

If you wish to view additional information about the Fund; including as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

Contact Us

Phone: 1-800-848-0920

Nationwide BNY Mellon Dynamic U.S. Core Fund

Semi-Annual Shareholder Report - April 30, 2026

SAR-USC-IS (4-26)

Nationwide BNY Mellon Dynamic U.S. Equity Income Fund

Class A: NWALX

Semi-Annual Shareholder Report - April 30, 2026

This semi-annual shareholder report contains important information about the Nationwide BNY Mellon Dynamic U.S. Equity Income Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026. You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class A	$46	0.87%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Fund Information

Key Fund Statistics

Table Summary
Net Assets	$816,196,296
Number of Portfolio Holdings	84
Portfolio Turnover Rate	42.92%

Asset Class WeightingsFootnote Reference1

Table Summary
Common Stocks	91.2%
Short-Term Investments	3.2%
Repurchase Agreements	1.0%
Purchased Options	0.7%
Other assets in excess of liabilities	3.9%

Top IndustriesFootnote Reference2

Table Summary
Banks	10.1%
Insurance	7.3%
Semiconductors & Semiconductor Equipment	6.3%
Oil, Gas & Consumable Fuels	6.3%
Health Care Providers & Services	5.1%
Pharmaceuticals	4.8%
Capital Markets	4.0%
Financial Services	3.8%
Communications Equipment	3.5%
Broadline Retail	3.0%
Other IndustriesFootnote Reference#	45.8%
Footnote	Description
Footnote#	For purposes of listing top industries, the repurchase agreements are included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of April 30, 2026.
Footnote[2]	Percentages indicated are based upon total investments as of April 30, 2026.

Additional Information

If you wish to view additional information about the Fund; including as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

Contact Us

Phone: 1-800-848-0920

Nationwide BNY Mellon Dynamic U.S. Equity Income Fund

Semi-Annual Shareholder Report - April 30, 2026

SAR-DUSE-A (4-26)

Nationwide BNY Mellon Dynamic U.S. Equity Income Fund

Class K: NWAMX

Semi-Annual Shareholder Report - April 30, 2026

This semi-annual shareholder report contains important information about the Nationwide BNY Mellon Dynamic U.S. Equity Income Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026. You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class K	$37	0.70%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Fund Information

Key Fund Statistics

Table Summary
Net Assets	$816,196,296
Number of Portfolio Holdings	84
Portfolio Turnover Rate	42.92%

Asset Class WeightingsFootnote Reference1

Table Summary
Common Stocks	91.2%
Short-Term Investments	3.2%
Repurchase Agreements	1.0%
Purchased Options	0.7%
Other assets in excess of liabilities	3.9%

Top IndustriesFootnote Reference2

Table Summary
Banks	10.1%
Insurance	7.3%
Semiconductors & Semiconductor Equipment	6.3%
Oil, Gas & Consumable Fuels	6.3%
Health Care Providers & Services	5.1%
Pharmaceuticals	4.8%
Capital Markets	4.0%
Financial Services	3.8%
Communications Equipment	3.5%
Broadline Retail	3.0%
Other IndustriesFootnote Reference#	45.8%
Footnote	Description
Footnote#	For purposes of listing top industries, the repurchase agreements are included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of April 30, 2026.
Footnote[2]	Percentages indicated are based upon total investments as of April 30, 2026.

Additional Information

If you wish to view additional information about the Fund; including as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

Contact Us

Phone: 1-800-848-0920

Nationwide BNY Mellon Dynamic U.S. Equity Income Fund

Semi-Annual Shareholder Report - April 30, 2026

SAR-DUSE-K (4-26)

Nationwide BNY Mellon Dynamic U.S. Equity Income Fund

Class R6: NWANX

Semi-Annual Shareholder Report - April 30, 2026

This semi-annual shareholder report contains important information about the Nationwide BNY Mellon Dynamic U.S. Equity Income Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026. You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class R6	$32	0.60%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Fund Information

Key Fund Statistics

Table Summary
Net Assets	$816,196,296
Number of Portfolio Holdings	84
Portfolio Turnover Rate	42.92%

Asset Class WeightingsFootnote Reference1

Table Summary
Common Stocks	91.2%
Short-Term Investments	3.2%
Repurchase Agreements	1.0%
Purchased Options	0.7%
Other assets in excess of liabilities	3.9%

Top IndustriesFootnote Reference2

Table Summary
Banks	10.1%
Insurance	7.3%
Semiconductors & Semiconductor Equipment	6.3%
Oil, Gas & Consumable Fuels	6.3%
Health Care Providers & Services	5.1%
Pharmaceuticals	4.8%
Capital Markets	4.0%
Financial Services	3.8%
Communications Equipment	3.5%
Broadline Retail	3.0%
Other IndustriesFootnote Reference#	45.8%
Footnote	Description
Footnote#	For purposes of listing top industries, the repurchase agreements are included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of April 30, 2026.
Footnote[2]	Percentages indicated are based upon total investments as of April 30, 2026.

Additional Information

If you wish to view additional information about the Fund; including as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

Contact Us

Phone: 1-800-848-0920

Nationwide BNY Mellon Dynamic U.S. Equity Income Fund

Semi-Annual Shareholder Report - April 30, 2026

SAR-DUSE-R6 (4-26)

Nationwide BNY Mellon Dynamic U.S. Equity Income Fund

Eagle Class: NWAPX

Semi-Annual Shareholder Report - April 30, 2026

This semi-annual shareholder report contains important information about the Nationwide BNY Mellon Dynamic U.S. Equity Income Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026. You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Eagle Class	$32	0.60%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Fund Information

Key Fund Statistics

Table Summary
Net Assets	$816,196,296
Number of Portfolio Holdings	84
Portfolio Turnover Rate	42.92%

Asset Class WeightingsFootnote Reference1

Table Summary
Common Stocks	91.2%
Short-Term Investments	3.2%
Repurchase Agreements	1.0%
Purchased Options	0.7%
Other assets in excess of liabilities	3.9%

Top IndustriesFootnote Reference2

Table Summary
Banks	10.1%
Insurance	7.3%
Semiconductors & Semiconductor Equipment	6.3%
Oil, Gas & Consumable Fuels	6.3%
Health Care Providers & Services	5.1%
Pharmaceuticals	4.8%
Capital Markets	4.0%
Financial Services	3.8%
Communications Equipment	3.5%
Broadline Retail	3.0%
Other IndustriesFootnote Reference#	45.8%
Footnote	Description
Footnote#	For purposes of listing top industries, the repurchase agreements are included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of April 30, 2026.
Footnote[2]	Percentages indicated are based upon total investments as of April 30, 2026.

Additional Information

If you wish to view additional information about the Fund; including as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

Contact Us

Phone: 1-800-848-0920

Nationwide BNY Mellon Dynamic U.S. Equity Income Fund

Semi-Annual Shareholder Report - April 30, 2026

SAR-DUSE-E (4-26)

Nationwide BNY Mellon Dynamic U.S. Equity Income Fund

Institutional Service Class: NWAOX

Semi-Annual Shareholder Report - April 30, 2026

This semi-annual shareholder report contains important information about the Nationwide BNY Mellon Dynamic U.S. Equity Income Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026. You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Institutional Service Class	$34	0.64%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Fund Information

Key Fund Statistics

Table Summary
Net Assets	$816,196,296
Number of Portfolio Holdings	84
Portfolio Turnover Rate	42.92%

Asset Class WeightingsFootnote Reference1

Table Summary
Common Stocks	91.2%
Short-Term Investments	3.2%
Repurchase Agreements	1.0%
Purchased Options	0.7%
Other assets in excess of liabilities	3.9%

Top IndustriesFootnote Reference2

Table Summary
Banks	10.1%
Insurance	7.3%
Semiconductors & Semiconductor Equipment	6.3%
Oil, Gas & Consumable Fuels	6.3%
Health Care Providers & Services	5.1%
Pharmaceuticals	4.8%
Capital Markets	4.0%
Financial Services	3.8%
Communications Equipment	3.5%
Broadline Retail	3.0%
Other IndustriesFootnote Reference#	45.8%
Footnote	Description
Footnote#	For purposes of listing top industries, the repurchase agreements are included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of April 30, 2026.
Footnote[2]	Percentages indicated are based upon total investments as of April 30, 2026.

Additional Information

If you wish to view additional information about the Fund; including as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

Contact Us

Phone: 1-800-848-0920

Nationwide BNY Mellon Dynamic U.S. Equity Income Fund

Semi-Annual Shareholder Report - April 30, 2026

SAR-DUSE-IS (4-26)

Nationwide Bond Index Fund

Class A: GBIAX

Semi-Annual Shareholder Report - April 30, 2026

This semi-annual shareholder report contains important information about the Nationwide Bond Index Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026. You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class A	$32	0.64%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Fund Information

Key Fund Statistics

Table Summary
Net Assets	$234,479,387
Number of Portfolio Holdings	2,408
Portfolio Turnover Rate	28.89%

Asset Class WeightingsFootnote Reference1

Table Summary
U.S. Treasury Obligations	45.7%
Corporate Bonds	23.8%
Mortgage-Backed Securities	23.6%
Repurchase Agreements	2.0%
Foreign Government Securities	1.7%
Commercial Mortgage-Backed Securities	1.4%
Supranational	1.4%
Other assets in excess of liabilities	0.4%

Top IndustriesFootnote Reference2

Table Summary
Banks	4.3%
Capital Markets	1.8%
Electric Utilities	1.6%
Oil, Gas & Consumable Fuels	1.6%
Health Care Providers & Services	1.0%
Diversified Telecommunication Services	0.9%
Pharmaceuticals	0.9%
Insurance	0.7%
Consumer Finance	0.7%
Software	0.7%
Other IndustriesFootnote Reference#	85.8%
Footnote	Description
Footnote#	For purposes of listing top industries, the repurchase agreements are included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of April 30, 2026.
Footnote[2]	Percentages indicated are based upon total investments as of April 30, 2026.

Additional Information

If you wish to view additional information about the Fund; including as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

Contact Us

Phone: 1-800-848-0920

Nationwide Bond Index Fund

Semi-Annual Shareholder Report - April 30, 2026

SAR-BDX-A (4-26)

Nationwide Bond Index Fund

Class R6: GBXIX

Semi-Annual Shareholder Report - April 30, 2026

This semi-annual shareholder report contains important information about the Nationwide Bond Index Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026. You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class R6	$11	0.22%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Fund Information

Key Fund Statistics

Table Summary
Net Assets	$234,479,387
Number of Portfolio Holdings	2,408
Portfolio Turnover Rate	28.89%

Asset Class WeightingsFootnote Reference1

Table Summary
U.S. Treasury Obligations	45.7%
Corporate Bonds	23.8%
Mortgage-Backed Securities	23.6%
Repurchase Agreements	2.0%
Foreign Government Securities	1.7%
Commercial Mortgage-Backed Securities	1.4%
Supranational	1.4%
Other assets in excess of liabilities	0.4%

Top IndustriesFootnote Reference2

Table Summary
Banks	4.3%
Capital Markets	1.8%
Electric Utilities	1.6%
Oil, Gas & Consumable Fuels	1.6%
Health Care Providers & Services	1.0%
Diversified Telecommunication Services	0.9%
Pharmaceuticals	0.9%
Insurance	0.7%
Consumer Finance	0.7%
Software	0.7%
Other IndustriesFootnote Reference#	85.8%
Footnote	Description
Footnote#	For purposes of listing top industries, the repurchase agreements are included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of April 30, 2026.
Footnote[2]	Percentages indicated are based upon total investments as of April 30, 2026.

Additional Information

If you wish to view additional information about the Fund; including as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

Contact Us

Phone: 1-800-848-0920

Nationwide Bond Index Fund

Semi-Annual Shareholder Report - April 30, 2026

SAR-BDX-R6 (4-26)

Nationwide Bond Index Fund

Institutional Service Class: NWXOX

Semi-Annual Shareholder Report - April 30, 2026

This semi-annual shareholder report contains important information about the Nationwide Bond Index Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026. You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Institutional Service Class	$23	0.47%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Fund Information

Key Fund Statistics

Table Summary
Net Assets	$234,479,387
Number of Portfolio Holdings	2,408
Portfolio Turnover Rate	28.89%

Asset Class WeightingsFootnote Reference1

Table Summary
U.S. Treasury Obligations	45.7%
Corporate Bonds	23.8%
Mortgage-Backed Securities	23.6%
Repurchase Agreements	2.0%
Foreign Government Securities	1.7%
Commercial Mortgage-Backed Securities	1.4%
Supranational	1.4%
Other assets in excess of liabilities	0.4%

Top IndustriesFootnote Reference2

Table Summary
Banks	4.3%
Capital Markets	1.8%
Electric Utilities	1.6%
Oil, Gas & Consumable Fuels	1.6%
Health Care Providers & Services	1.0%
Diversified Telecommunication Services	0.9%
Pharmaceuticals	0.9%
Insurance	0.7%
Consumer Finance	0.7%
Software	0.7%
Other IndustriesFootnote Reference#	85.8%
Footnote	Description
Footnote#	For purposes of listing top industries, the repurchase agreements are included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of April 30, 2026.
Footnote[2]	Percentages indicated are based upon total investments as of April 30, 2026.

Additional Information

If you wish to view additional information about the Fund; including as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

Contact Us

Phone: 1-800-848-0920

Nationwide Bond Index Fund

Semi-Annual Shareholder Report - April 30, 2026

SAR-BDX-IS (4-26)

Nationwide Bond Portfolio

Class R6

Semi-Annual Shareholder Report - April 30, 2026

This semi-annual shareholder report contains important information about the Nationwide Bond Portfolio (the "Fund") for the period of November 1, 2025 to April 30, 2026. You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class R6	$16	0.31%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Fund Information

Key Fund Statistics

Table Summary
Net Assets	$1,370,919,592
Number of Portfolio Holdings	699
Portfolio Turnover Rate	132.14%

Asset Class WeightingsFootnote Reference1

Table Summary
U.S. Treasury Obligations	29.7%
Mortgage-Backed Securities	27.3%
Corporate Bonds	26.9%
Asset-Backed Securities	10.6%
Commercial Mortgage-Backed Securities	7.2%
Collateralized Mortgage Obligations	6.1%
Repurchase Agreements	1.5%
Foreign Government Securities	1.4%
Other liabilities in excess of assets	-10.7%

Top IndustriesFootnote Reference2

Table Summary
Banks	3.9%
Software	2.2%
Health Care Providers & Services	2.0%
Oil, Gas & Consumable Fuels	1.5%
Capital Markets	1.3%
Hotels, Restaurants & Leisure	1.2%
Diversified Telecommunication Services	0.9%
Food Products	0.9%
Interactive Media & Services	0.8%
Consumer Finance	0.7%
Other IndustriesFootnote Reference#	84.6%
Footnote	Description
Footnote#	For purposes of listing top industries, the repurchase agreements are included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of April 30, 2026.
Footnote[2]	Percentages indicated are based upon total investments as of April 30, 2026.

Additional Information

If you wish to view additional information about the Fund; including as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

Contact Us

Phone: 1-800-848-0920

Nationwide Bond Portfolio

Semi-Annual Shareholder Report - April 30, 2026

SAR-BDP-R6 (4-26)

Nationwide Destination 2030 Fund

Class A: NWIAX

Semi-Annual Shareholder Report - April 30, 2026

This semi-annual shareholder report contains important information about the Nationwide Destination 2030 Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026. You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class A	$31	0.62%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Fund Information

Key Fund Statistics

Table Summary
Net Assets	$187,572,056
Number of Portfolio Holdings	18
Portfolio Turnover Rate	19.70%

Asset Class WeightingsFootnote Reference1

Table Summary
Equity Fund	56.5%
Fixed Income Fund	39.3%
Alternative Assets	4.3%
Repurchase Agreement	1.7%
Other liabilities in excess of assets	-1.8%

Top Ten HoldingsFootnote Reference2

Table Summary
Nationwide Bond Portfolio, Class R6	30.5%
Nationwide Fundamental All Cap Equity Portfolio, Class R6	17.4%
Nationwide U.S. 130/30 Equity Portfolio, Class R6	7.1%
Nationwide International Equity Portfolio, Class R6	7.0%
Nationwide Large Cap Equity Portfolio, Class R6	7.0%
Nationwide International Index Fund, Class R6	6.3%
iShares Core MSCI Emerging Markets ETF	4.5%
Nationwide Strategic Income Fund, Class R6	4.2%
Nationwide Inflation-Protected Securities Fund, Class R6	3.7%
iShares Core S&P 500 ETF	3.2%
Other HoldingsFootnote Reference#	9.1%
Footnote	Description
Footnote#	For purposes of listing top holdings, the repurchase agreement is included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of April 30, 2026.
Footnote[2]	Percentages indicated are based upon total investments as of April 30, 2026.

Additional Information

If you wish to view additional information about the Fund; including as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

Contact Us

Phone: 1-800-848-0920

Nationwide Destination 2030 Fund

Semi-Annual Shareholder Report - April 30, 2026

SAR-TD-2030-A (4-26)

Nationwide Destination 2030 Fund

Class R: NWBIX

Semi-Annual Shareholder Report - April 30, 2026

This semi-annual shareholder report contains important information about the Nationwide Destination 2030 Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026. You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class R	$45	0.89%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Fund Information

Key Fund Statistics

Table Summary
Net Assets	$187,572,056
Number of Portfolio Holdings	18
Portfolio Turnover Rate	19.70%

Asset Class WeightingsFootnote Reference1

Table Summary
Equity Fund	56.5%
Fixed Income Fund	39.3%
Alternative Assets	4.3%
Repurchase Agreement	1.7%
Other liabilities in excess of assets	-1.8%

Top Ten HoldingsFootnote Reference2

Table Summary
Nationwide Bond Portfolio, Class R6	30.5%
Nationwide Fundamental All Cap Equity Portfolio, Class R6	17.4%
Nationwide U.S. 130/30 Equity Portfolio, Class R6	7.1%
Nationwide International Equity Portfolio, Class R6	7.0%
Nationwide Large Cap Equity Portfolio, Class R6	7.0%
Nationwide International Index Fund, Class R6	6.3%
iShares Core MSCI Emerging Markets ETF	4.5%
Nationwide Strategic Income Fund, Class R6	4.2%
Nationwide Inflation-Protected Securities Fund, Class R6	3.7%
iShares Core S&P 500 ETF	3.2%
Other HoldingsFootnote Reference#	9.1%
Footnote	Description
Footnote#	For purposes of listing top holdings, the repurchase agreement is included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of April 30, 2026.
Footnote[2]	Percentages indicated are based upon total investments as of April 30, 2026.

Additional Information

If you wish to view additional information about the Fund; including as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

Contact Us

Phone: 1-800-848-0920

Nationwide Destination 2030 Fund

Semi-Annual Shareholder Report - April 30, 2026

SAR-TD-2030-R (4-26)

Nationwide Destination 2030 Fund

Class R6: NWIIX

Semi-Annual Shareholder Report - April 30, 2026

This semi-annual shareholder report contains important information about the Nationwide Destination 2030 Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026. You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class R6	$7	0.14%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Fund Information

Key Fund Statistics

Table Summary
Net Assets	$187,572,056
Number of Portfolio Holdings	18
Portfolio Turnover Rate	19.70%

Asset Class WeightingsFootnote Reference1

Table Summary
Equity Fund	56.5%
Fixed Income Fund	39.3%
Alternative Assets	4.3%
Repurchase Agreement	1.7%
Other liabilities in excess of assets	-1.8%

Top Ten HoldingsFootnote Reference2

Table Summary
Nationwide Bond Portfolio, Class R6	30.5%
Nationwide Fundamental All Cap Equity Portfolio, Class R6	17.4%
Nationwide U.S. 130/30 Equity Portfolio, Class R6	7.1%
Nationwide International Equity Portfolio, Class R6	7.0%
Nationwide Large Cap Equity Portfolio, Class R6	7.0%
Nationwide International Index Fund, Class R6	6.3%
iShares Core MSCI Emerging Markets ETF	4.5%
Nationwide Strategic Income Fund, Class R6	4.2%
Nationwide Inflation-Protected Securities Fund, Class R6	3.7%
iShares Core S&P 500 ETF	3.2%
Other HoldingsFootnote Reference#	9.1%
Footnote	Description
Footnote#	For purposes of listing top holdings, the repurchase agreement is included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of April 30, 2026.
Footnote[2]	Percentages indicated are based upon total investments as of April 30, 2026.

Additional Information

If you wish to view additional information about the Fund; including as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

Contact Us

Phone: 1-800-848-0920

Nationwide Destination 2030 Fund

Semi-Annual Shareholder Report - April 30, 2026

SAR-TD-2030-R6 (4-26)

Nationwide Destination 2030 Fund

Institutional Service Class: NWISX

Semi-Annual Shareholder Report - April 30, 2026

This semi-annual shareholder report contains important information about the Nationwide Destination 2030 Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026. You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Institutional Service Class	$20	0.39%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Fund Information

Key Fund Statistics

Table Summary
Net Assets	$187,572,056
Number of Portfolio Holdings	18
Portfolio Turnover Rate	19.70%

Asset Class WeightingsFootnote Reference1

Table Summary
Equity Fund	56.5%
Fixed Income Fund	39.3%
Alternative Assets	4.3%
Repurchase Agreement	1.7%
Other liabilities in excess of assets	-1.8%

Top Ten HoldingsFootnote Reference2

Table Summary
Nationwide Bond Portfolio, Class R6	30.5%
Nationwide Fundamental All Cap Equity Portfolio, Class R6	17.4%
Nationwide U.S. 130/30 Equity Portfolio, Class R6	7.1%
Nationwide International Equity Portfolio, Class R6	7.0%
Nationwide Large Cap Equity Portfolio, Class R6	7.0%
Nationwide International Index Fund, Class R6	6.3%
iShares Core MSCI Emerging Markets ETF	4.5%
Nationwide Strategic Income Fund, Class R6	4.2%
Nationwide Inflation-Protected Securities Fund, Class R6	3.7%
iShares Core S&P 500 ETF	3.2%
Other HoldingsFootnote Reference#	9.1%
Footnote	Description
Footnote#	For purposes of listing top holdings, the repurchase agreement is included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of April 30, 2026.
Footnote[2]	Percentages indicated are based upon total investments as of April 30, 2026.

Additional Information

If you wish to view additional information about the Fund; including as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

Contact Us

Phone: 1-800-848-0920

Nationwide Destination 2030 Fund

Semi-Annual Shareholder Report - April 30, 2026

SAR-TD-2030-IS (4-26)

Nationwide Destination 2035 Fund

Class A: NWLAX

Semi-Annual Shareholder Report - April 30, 2026

This semi-annual shareholder report contains important information about the Nationwide Destination 2035 Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026. You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class A	$32	0.62%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Fund Information

Key Fund Statistics

Table Summary
Net Assets	$192,574,811
Number of Portfolio Holdings	18
Portfolio Turnover Rate	15.96%

Asset Class WeightingsFootnote Reference1

Table Summary
Equity Fund	69.4%
Fixed Income Fund	27.6%
Alternative Assets	3.0%
Repurchase Agreement	1.5%
Other liabilities in excess of assets	-1.5%

Top Ten HoldingsFootnote Reference2

Table Summary
Nationwide Bond Portfolio, Class R6	23.6%
Nationwide Fundamental All Cap Equity Portfolio, Class R6	20.8%
Nationwide U.S. 130/30 Equity Portfolio, Class R6	8.8%
Nationwide Large Cap Equity Portfolio, Class R6	8.8%
Nationwide International Equity Portfolio, Class R6	8.2%
Nationwide International Index Fund, Class R6	8.2%
iShares Core MSCI Emerging Markets ETF	6.1%
iShares Core S&P 500 ETF	3.3%
Nationwide Strategic Income Fund, Class R6	2.9%
Nationwide Small Cap Index Fund, Class R6	2.4%
Other HoldingsFootnote Reference#	6.9%
Footnote	Description
Footnote#	For purposes of listing top holdings, the repurchase agreement is included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of April 30, 2026.
Footnote[2]	Percentages indicated are based upon total investments as of April 30, 2026.

Additional Information

If you wish to view additional information about the Fund; including as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

Contact Us

Phone: 1-800-848-0920

Nationwide Destination 2035 Fund

Semi-Annual Shareholder Report - April 30, 2026

SAR-TD-2035-A (4-26)

Nationwide Destination 2035 Fund

Class R: NWLBX

Semi-Annual Shareholder Report - April 30, 2026

This semi-annual shareholder report contains important information about the Nationwide Destination 2035 Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026. You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class R	$45	0.89%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Fund Information

Key Fund Statistics

Table Summary
Net Assets	$192,574,811
Number of Portfolio Holdings	18
Portfolio Turnover Rate	15.96%

Asset Class WeightingsFootnote Reference1

Table Summary
Equity Fund	69.4%
Fixed Income Fund	27.6%
Alternative Assets	3.0%
Repurchase Agreement	1.5%
Other liabilities in excess of assets	-1.5%

Top Ten HoldingsFootnote Reference2

Table Summary
Nationwide Bond Portfolio, Class R6	23.6%
Nationwide Fundamental All Cap Equity Portfolio, Class R6	20.8%
Nationwide U.S. 130/30 Equity Portfolio, Class R6	8.8%
Nationwide Large Cap Equity Portfolio, Class R6	8.8%
Nationwide International Equity Portfolio, Class R6	8.2%
Nationwide International Index Fund, Class R6	8.2%
iShares Core MSCI Emerging Markets ETF	6.1%
iShares Core S&P 500 ETF	3.3%
Nationwide Strategic Income Fund, Class R6	2.9%
Nationwide Small Cap Index Fund, Class R6	2.4%
Other HoldingsFootnote Reference#	6.9%
Footnote	Description
Footnote#	For purposes of listing top holdings, the repurchase agreement is included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of April 30, 2026.
Footnote[2]	Percentages indicated are based upon total investments as of April 30, 2026.

Additional Information

If you wish to view additional information about the Fund; including as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

Contact Us

Phone: 1-800-848-0920

Nationwide Destination 2035 Fund

Semi-Annual Shareholder Report - April 30, 2026

SAR-TD-2035-R (4-26)

Nationwide Destination 2035 Fund

Class R6: NWLIX

Semi-Annual Shareholder Report - April 30, 2026

This semi-annual shareholder report contains important information about the Nationwide Destination 2035 Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026. You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class R6	$7	0.14%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Fund Information

Key Fund Statistics

Table Summary
Net Assets	$192,574,811
Number of Portfolio Holdings	18
Portfolio Turnover Rate	15.96%

Asset Class WeightingsFootnote Reference1

Table Summary
Equity Fund	69.4%
Fixed Income Fund	27.6%
Alternative Assets	3.0%
Repurchase Agreement	1.5%
Other liabilities in excess of assets	-1.5%

Top Ten HoldingsFootnote Reference2

Table Summary
Nationwide Bond Portfolio, Class R6	23.6%
Nationwide Fundamental All Cap Equity Portfolio, Class R6	20.8%
Nationwide U.S. 130/30 Equity Portfolio, Class R6	8.8%
Nationwide Large Cap Equity Portfolio, Class R6	8.8%
Nationwide International Equity Portfolio, Class R6	8.2%
Nationwide International Index Fund, Class R6	8.2%
iShares Core MSCI Emerging Markets ETF	6.1%
iShares Core S&P 500 ETF	3.3%
Nationwide Strategic Income Fund, Class R6	2.9%
Nationwide Small Cap Index Fund, Class R6	2.4%
Other HoldingsFootnote Reference#	6.9%
Footnote	Description
Footnote#	For purposes of listing top holdings, the repurchase agreement is included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of April 30, 2026.
Footnote[2]	Percentages indicated are based upon total investments as of April 30, 2026.

Additional Information

If you wish to view additional information about the Fund; including as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

Contact Us

Phone: 1-800-848-0920

Nationwide Destination 2035 Fund

Semi-Annual Shareholder Report - April 30, 2026

SAR-TD-2035-R6 (4-26)

Nationwide Destination 2035 Fund

Institutional Service Class: NWLSX

Semi-Annual Shareholder Report - April 30, 2026

This semi-annual shareholder report contains important information about the Nationwide Destination 2035 Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026. You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Institutional Service Class	$20	0.39%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Fund Information

Key Fund Statistics

Table Summary
Net Assets	$192,574,811
Number of Portfolio Holdings	18
Portfolio Turnover Rate	15.96%

Asset Class WeightingsFootnote Reference1

Table Summary
Equity Fund	69.4%
Fixed Income Fund	27.6%
Alternative Assets	3.0%
Repurchase Agreement	1.5%
Other liabilities in excess of assets	-1.5%

Top Ten HoldingsFootnote Reference2

Table Summary
Nationwide Bond Portfolio, Class R6	23.6%
Nationwide Fundamental All Cap Equity Portfolio, Class R6	20.8%
Nationwide U.S. 130/30 Equity Portfolio, Class R6	8.8%
Nationwide Large Cap Equity Portfolio, Class R6	8.8%
Nationwide International Equity Portfolio, Class R6	8.2%
Nationwide International Index Fund, Class R6	8.2%
iShares Core MSCI Emerging Markets ETF	6.1%
iShares Core S&P 500 ETF	3.3%
Nationwide Strategic Income Fund, Class R6	2.9%
Nationwide Small Cap Index Fund, Class R6	2.4%
Other HoldingsFootnote Reference#	6.9%
Footnote	Description
Footnote#	For purposes of listing top holdings, the repurchase agreement is included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of April 30, 2026.
Footnote[2]	Percentages indicated are based upon total investments as of April 30, 2026.

Additional Information

If you wish to view additional information about the Fund; including as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

Contact Us

Phone: 1-800-848-0920

Nationwide Destination 2035 Fund

Semi-Annual Shareholder Report - April 30, 2026

SAR-TD-2035-IS (4-26)

Nationwide Destination 2040 Fund

Class A: NWMAX

Semi-Annual Shareholder Report - April 30, 2026

This semi-annual shareholder report contains important information about the Nationwide Destination 2040 Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026. You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class A	$32	0.62%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Fund Information

Key Fund Statistics

Table Summary
Net Assets	$192,060,361
Number of Portfolio Holdings	18
Portfolio Turnover Rate	19.69%

Asset Class WeightingsFootnote Reference1

Table Summary
Equity Fund	79.1%
Fixed Income Fund	18.7%
Alternative Assets	2.2%
Repurchase Agreement	0.8%
Other liabilities in excess of assets	-0.8%

Top Ten HoldingsFootnote Reference2

Table Summary
Nationwide Fundamental All Cap Equity Portfolio, Class R6	23.7%
Nationwide Bond Portfolio, Class R6	17.0%
Nationwide International Index Fund, Class R6	10.1%
Nationwide U.S. 130/30 Equity Portfolio, Class R6	10.0%
Nationwide Large Cap Equity Portfolio, Class R6	9.9%
Nationwide International Equity Portfolio, Class R6	8.9%
iShares Core MSCI Emerging Markets ETF	8.0%
iShares Core S&P 500 ETF	3.2%
Nationwide Small Cap Index Fund, Class R6	2.9%
Nationwide Strategic Income Fund, Class R6	2.1%
Other HoldingsFootnote Reference#	4.2%
Footnote	Description
Footnote#	For purposes of listing top holdings, the repurchase agreement is included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of April 30, 2026.
Footnote[2]	Percentages indicated are based upon total investments as of April 30, 2026.

Additional Information

If you wish to view additional information about the Fund; including as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

Contact Us

Phone: 1-800-848-0920

Nationwide Destination 2040 Fund

Semi-Annual Shareholder Report - April 30, 2026

SAR-TD-2040-A (4-26)

Nationwide Destination 2040 Fund

Class R: NWMDX

Semi-Annual Shareholder Report - April 30, 2026

This semi-annual shareholder report contains important information about the Nationwide Destination 2040 Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026. You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class R	$45	0.89%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Fund Information

Key Fund Statistics

Table Summary
Net Assets	$192,060,361
Number of Portfolio Holdings	18
Portfolio Turnover Rate	19.69%

Asset Class WeightingsFootnote Reference1

Table Summary
Equity Fund	79.1%
Fixed Income Fund	18.7%
Alternative Assets	2.2%
Repurchase Agreement	0.8%
Other liabilities in excess of assets	-0.8%

Top Ten HoldingsFootnote Reference2

Table Summary
Nationwide Fundamental All Cap Equity Portfolio, Class R6	23.7%
Nationwide Bond Portfolio, Class R6	17.0%
Nationwide International Index Fund, Class R6	10.1%
Nationwide U.S. 130/30 Equity Portfolio, Class R6	10.0%
Nationwide Large Cap Equity Portfolio, Class R6	9.9%
Nationwide International Equity Portfolio, Class R6	8.9%
iShares Core MSCI Emerging Markets ETF	8.0%
iShares Core S&P 500 ETF	3.2%
Nationwide Small Cap Index Fund, Class R6	2.9%
Nationwide Strategic Income Fund, Class R6	2.1%
Other HoldingsFootnote Reference#	4.2%
Footnote	Description
Footnote#	For purposes of listing top holdings, the repurchase agreement is included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of April 30, 2026.
Footnote[2]	Percentages indicated are based upon total investments as of April 30, 2026.

Additional Information

If you wish to view additional information about the Fund; including as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

Contact Us

Phone: 1-800-848-0920

Nationwide Destination 2040 Fund

Semi-Annual Shareholder Report - April 30, 2026

SAR-TD-2040-R (4-26)

Nationwide Destination 2040 Fund

Class R6: NWMHX

Semi-Annual Shareholder Report - April 30, 2026

This semi-annual shareholder report contains important information about the Nationwide Destination 2040 Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026. You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class R6	$7	0.14%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Fund Information

Key Fund Statistics

Table Summary
Net Assets	$192,060,361
Number of Portfolio Holdings	18
Portfolio Turnover Rate	19.69%

Asset Class WeightingsFootnote Reference1

Table Summary
Equity Fund	79.1%
Fixed Income Fund	18.7%
Alternative Assets	2.2%
Repurchase Agreement	0.8%
Other liabilities in excess of assets	-0.8%

Top Ten HoldingsFootnote Reference2

Table Summary
Nationwide Fundamental All Cap Equity Portfolio, Class R6	23.7%
Nationwide Bond Portfolio, Class R6	17.0%
Nationwide International Index Fund, Class R6	10.1%
Nationwide U.S. 130/30 Equity Portfolio, Class R6	10.0%
Nationwide Large Cap Equity Portfolio, Class R6	9.9%
Nationwide International Equity Portfolio, Class R6	8.9%
iShares Core MSCI Emerging Markets ETF	8.0%
iShares Core S&P 500 ETF	3.2%
Nationwide Small Cap Index Fund, Class R6	2.9%
Nationwide Strategic Income Fund, Class R6	2.1%
Other HoldingsFootnote Reference#	4.2%
Footnote	Description
Footnote#	For purposes of listing top holdings, the repurchase agreement is included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of April 30, 2026.
Footnote[2]	Percentages indicated are based upon total investments as of April 30, 2026.

Additional Information

If you wish to view additional information about the Fund; including as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

Contact Us

Phone: 1-800-848-0920

Nationwide Destination 2040 Fund

Semi-Annual Shareholder Report - April 30, 2026

SAR-TD-2040-R6 (4-26)

Nationwide Destination 2040 Fund

Institutional Service Class: NWMSX

Semi-Annual Shareholder Report - April 30, 2026

This semi-annual shareholder report contains important information about the Nationwide Destination 2040 Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026. You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Institutional Service Class	$20	0.39%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Fund Information

Key Fund Statistics

Table Summary
Net Assets	$192,060,361
Number of Portfolio Holdings	18
Portfolio Turnover Rate	19.69%

Asset Class WeightingsFootnote Reference1

Table Summary
Equity Fund	79.1%
Fixed Income Fund	18.7%
Alternative Assets	2.2%
Repurchase Agreement	0.8%
Other liabilities in excess of assets	-0.8%

Top Ten HoldingsFootnote Reference2

Table Summary
Nationwide Fundamental All Cap Equity Portfolio, Class R6	23.7%
Nationwide Bond Portfolio, Class R6	17.0%
Nationwide International Index Fund, Class R6	10.1%
Nationwide U.S. 130/30 Equity Portfolio, Class R6	10.0%
Nationwide Large Cap Equity Portfolio, Class R6	9.9%
Nationwide International Equity Portfolio, Class R6	8.9%
iShares Core MSCI Emerging Markets ETF	8.0%
iShares Core S&P 500 ETF	3.2%
Nationwide Small Cap Index Fund, Class R6	2.9%
Nationwide Strategic Income Fund, Class R6	2.1%
Other HoldingsFootnote Reference#	4.2%
Footnote	Description
Footnote#	For purposes of listing top holdings, the repurchase agreement is included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of April 30, 2026.
Footnote[2]	Percentages indicated are based upon total investments as of April 30, 2026.

Additional Information

If you wish to view additional information about the Fund; including as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

Contact Us

Phone: 1-800-848-0920

Nationwide Destination 2040 Fund

Semi-Annual Shareholder Report - April 30, 2026

SAR-TD-2040-IS (4-26)

Nationwide Destination 2045 Fund

Class A: NWNAX

Semi-Annual Shareholder Report - April 30, 2026

This semi-annual shareholder report contains important information about the Nationwide Destination 2045 Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026. You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class A	$32	0.63%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Fund Information

Key Fund Statistics

Table Summary
Net Assets	$165,185,478
Number of Portfolio Holdings	14
Portfolio Turnover Rate	20.25%

Asset Class WeightingsFootnote Reference1

Table Summary
Equity Fund	87.0%
Fixed Income Fund	11.8%
Alternative Assets	1.2%
Other liabilities in excess of assetsFootnote Reference†	0.0%

Top Ten HoldingsFootnote Reference2

Table Summary
Nationwide Fundamental All Cap Equity Portfolio, Class R6	26.7%
Nationwide International Index Fund, Class R6	11.7%
Nationwide U.S. 130/30 Equity Portfolio, Class R6	11.2%
Nationwide Bond Portfolio, Class R6	11.0%
Nationwide Large Cap Equity Portfolio, Class R6	11.0%
Nationwide International Equity Portfolio, Class R6	9.7%
iShares Core MSCI Emerging Markets ETF	8.6%
iShares Core S&P 500 ETF	3.2%
Nationwide Small Cap Index Fund, Class R6	3.0%
JPMorgan Equity Premium Income ETF	1.9%
Other Holdings	2.0%
Footnote	Description
Footnote†	Amount rounds to less than 0.1%.
Footnote[1]	Percentages indicated are based upon net assets as of April 30, 2026.
Footnote[2]	Percentages indicated are based upon total investments as of April 30, 2026.

Additional Information

If you wish to view additional information about the Fund; including as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

Contact Us

Phone: 1-800-848-0920

Nationwide Destination 2045 Fund

Semi-Annual Shareholder Report - April 30, 2026

SAR-TD-2045-A (4-26)

Nationwide Destination 2045 Fund

Class R: NWNBX

Semi-Annual Shareholder Report - April 30, 2026

This semi-annual shareholder report contains important information about the Nationwide Destination 2045 Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026. You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class R	$46	0.89%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Fund Information

Key Fund Statistics

Table Summary
Net Assets	$165,185,478
Number of Portfolio Holdings	14
Portfolio Turnover Rate	20.25%

Asset Class WeightingsFootnote Reference1

Table Summary
Equity Fund	87.0%
Fixed Income Fund	11.8%
Alternative Assets	1.2%
Other liabilities in excess of assetsFootnote Reference†	0.0%

Top Ten HoldingsFootnote Reference2

Table Summary
Nationwide Fundamental All Cap Equity Portfolio, Class R6	26.7%
Nationwide International Index Fund, Class R6	11.7%
Nationwide U.S. 130/30 Equity Portfolio, Class R6	11.2%
Nationwide Bond Portfolio, Class R6	11.0%
Nationwide Large Cap Equity Portfolio, Class R6	11.0%
Nationwide International Equity Portfolio, Class R6	9.7%
iShares Core MSCI Emerging Markets ETF	8.6%
iShares Core S&P 500 ETF	3.2%
Nationwide Small Cap Index Fund, Class R6	3.0%
JPMorgan Equity Premium Income ETF	1.9%
Other Holdings	2.0%
Footnote	Description
Footnote†	Amount rounds to less than 0.1%.
Footnote[1]	Percentages indicated are based upon net assets as of April 30, 2026.
Footnote[2]	Percentages indicated are based upon total investments as of April 30, 2026.

Additional Information

If you wish to view additional information about the Fund; including as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

Contact Us

Phone: 1-800-848-0920

Nationwide Destination 2045 Fund

Semi-Annual Shareholder Report - April 30, 2026

SAR-TD-2045-R (4-26)

Nationwide Destination 2045 Fund

Class R6: NWNIX

Semi-Annual Shareholder Report - April 30, 2026

This semi-annual shareholder report contains important information about the Nationwide Destination 2045 Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026. You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class R6	$7	0.14%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Fund Information

Key Fund Statistics

Table Summary
Net Assets	$165,185,478
Number of Portfolio Holdings	14
Portfolio Turnover Rate	20.25%

Asset Class WeightingsFootnote Reference1

Table Summary
Equity Fund	87.0%
Fixed Income Fund	11.8%
Alternative Assets	1.2%
Other liabilities in excess of assetsFootnote Reference†	0.0%

Top Ten HoldingsFootnote Reference2

Table Summary
Nationwide Fundamental All Cap Equity Portfolio, Class R6	26.7%
Nationwide International Index Fund, Class R6	11.7%
Nationwide U.S. 130/30 Equity Portfolio, Class R6	11.2%
Nationwide Bond Portfolio, Class R6	11.0%
Nationwide Large Cap Equity Portfolio, Class R6	11.0%
Nationwide International Equity Portfolio, Class R6	9.7%
iShares Core MSCI Emerging Markets ETF	8.6%
iShares Core S&P 500 ETF	3.2%
Nationwide Small Cap Index Fund, Class R6	3.0%
JPMorgan Equity Premium Income ETF	1.9%
Other Holdings	2.0%
Footnote	Description
Footnote†	Amount rounds to less than 0.1%.
Footnote[1]	Percentages indicated are based upon net assets as of April 30, 2026.
Footnote[2]	Percentages indicated are based upon total investments as of April 30, 2026.

Additional Information

If you wish to view additional information about the Fund; including as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

Contact Us

Phone: 1-800-848-0920

Nationwide Destination 2045 Fund

Semi-Annual Shareholder Report - April 30, 2026

SAR-TD-2045-R6 (4-26)

Nationwide Destination 2045 Fund

Institutional Service Class: NWNSX

Semi-Annual Shareholder Report - April 30, 2026

This semi-annual shareholder report contains important information about the Nationwide Destination 2045 Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026. You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Institutional Service Class	$20	0.39%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Fund Information

Key Fund Statistics

Table Summary
Net Assets	$165,185,478
Number of Portfolio Holdings	14
Portfolio Turnover Rate	20.25%

Asset Class WeightingsFootnote Reference1

Table Summary
Equity Fund	87.0%
Fixed Income Fund	11.8%
Alternative Assets	1.2%
Other liabilities in excess of assetsFootnote Reference†	0.0%

Top Ten HoldingsFootnote Reference2

Table Summary
Nationwide Fundamental All Cap Equity Portfolio, Class R6	26.7%
Nationwide International Index Fund, Class R6	11.7%
Nationwide U.S. 130/30 Equity Portfolio, Class R6	11.2%
Nationwide Bond Portfolio, Class R6	11.0%
Nationwide Large Cap Equity Portfolio, Class R6	11.0%
Nationwide International Equity Portfolio, Class R6	9.7%
iShares Core MSCI Emerging Markets ETF	8.6%
iShares Core S&P 500 ETF	3.2%
Nationwide Small Cap Index Fund, Class R6	3.0%
JPMorgan Equity Premium Income ETF	1.9%
Other Holdings	2.0%
Footnote	Description
Footnote†	Amount rounds to less than 0.1%.
Footnote[1]	Percentages indicated are based upon net assets as of April 30, 2026.
Footnote[2]	Percentages indicated are based upon total investments as of April 30, 2026.

Additional Information

If you wish to view additional information about the Fund; including as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

Contact Us

Phone: 1-800-848-0920

Nationwide Destination 2045 Fund

Semi-Annual Shareholder Report - April 30, 2026

SAR-TD-2045-IS (4-26)

Nationwide Destination 2050 Fund

Class A: NWOAX

Semi-Annual Shareholder Report - April 30, 2026

This semi-annual shareholder report contains important information about the Nationwide Destination 2050 Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026. You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class A	$32	0.62%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Fund Information

Key Fund Statistics

Table Summary
Net Assets	$169,243,084
Number of Portfolio Holdings	16
Portfolio Turnover Rate	23.99%

Asset Class WeightingsFootnote Reference1

Table Summary
Equity Fund	91.6%
Fixed Income Fund	8.0%
Other assets in excess of liabilities	0.4%

Top Ten HoldingsFootnote Reference2

Table Summary
Nationwide Fundamental All Cap Equity Portfolio, Class R6	27.2%
Nationwide International Index Fund, Class R6	12.5%
Nationwide Large Cap Equity Portfolio, Class R6	11.8%
Nationwide U.S. 130/30 Equity Portfolio, Class R6	11.8%
Nationwide International Equity Portfolio, Class R6	11.2%
iShares Core MSCI Emerging Markets ETF	9.0%
Nationwide Bond Portfolio, Class R6	7.7%
iShares Core S&P 500 ETF	3.1%
Nationwide Small Cap Index Fund, Class R6	3.0%
JPMorgan Equity Premium Income ETF	2.0%
Other HoldingsFootnote Reference#	0.7%
Footnote	Description
Footnote#	For purposes of listing top holdings, the repurchase agreement is included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of April 30, 2026.
Footnote[2]	Percentages indicated are based upon total investments as of April 30, 2026.

Additional Information

If you wish to view additional information about the Fund; including as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

Contact Us

Phone: 1-800-848-0920

Nationwide Destination 2050 Fund

Semi-Annual Shareholder Report - April 30, 2026

SAR-TD-2050-A (4-26)

Nationwide Destination 2050 Fund

Class R: NWOBX

Semi-Annual Shareholder Report - April 30, 2026

This semi-annual shareholder report contains important information about the Nationwide Destination 2050 Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026. You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class R	$46	0.89%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Fund Information

Key Fund Statistics

Table Summary
Net Assets	$169,243,084
Number of Portfolio Holdings	16
Portfolio Turnover Rate	23.99%

Asset Class WeightingsFootnote Reference1

Table Summary
Equity Fund	91.6%
Fixed Income Fund	8.0%
Other assets in excess of liabilities	0.4%

Top Ten HoldingsFootnote Reference2

Table Summary
Nationwide Fundamental All Cap Equity Portfolio, Class R6	27.2%
Nationwide International Index Fund, Class R6	12.5%
Nationwide Large Cap Equity Portfolio, Class R6	11.8%
Nationwide U.S. 130/30 Equity Portfolio, Class R6	11.8%
Nationwide International Equity Portfolio, Class R6	11.2%
iShares Core MSCI Emerging Markets ETF	9.0%
Nationwide Bond Portfolio, Class R6	7.7%
iShares Core S&P 500 ETF	3.1%
Nationwide Small Cap Index Fund, Class R6	3.0%
JPMorgan Equity Premium Income ETF	2.0%
Other HoldingsFootnote Reference#	0.7%
Footnote	Description
Footnote#	For purposes of listing top holdings, the repurchase agreement is included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of April 30, 2026.
Footnote[2]	Percentages indicated are based upon total investments as of April 30, 2026.

Additional Information

If you wish to view additional information about the Fund; including as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

Contact Us

Phone: 1-800-848-0920

Nationwide Destination 2050 Fund

Semi-Annual Shareholder Report - April 30, 2026

SAR-TD-2050-R (4-26)

Nationwide Destination 2050 Fund

Class R6: NWOIX

Semi-Annual Shareholder Report - April 30, 2026

This semi-annual shareholder report contains important information about the Nationwide Destination 2050 Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026. You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class R6	$7	0.14%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Fund Information

Key Fund Statistics

Table Summary
Net Assets	$169,243,084
Number of Portfolio Holdings	16
Portfolio Turnover Rate	23.99%

Asset Class WeightingsFootnote Reference1

Table Summary
Equity Fund	91.6%
Fixed Income Fund	8.0%
Other assets in excess of liabilities	0.4%

Top Ten HoldingsFootnote Reference2

Table Summary
Nationwide Fundamental All Cap Equity Portfolio, Class R6	27.2%
Nationwide International Index Fund, Class R6	12.5%
Nationwide Large Cap Equity Portfolio, Class R6	11.8%
Nationwide U.S. 130/30 Equity Portfolio, Class R6	11.8%
Nationwide International Equity Portfolio, Class R6	11.2%
iShares Core MSCI Emerging Markets ETF	9.0%
Nationwide Bond Portfolio, Class R6	7.7%
iShares Core S&P 500 ETF	3.1%
Nationwide Small Cap Index Fund, Class R6	3.0%
JPMorgan Equity Premium Income ETF	2.0%
Other HoldingsFootnote Reference#	0.7%
Footnote	Description
Footnote#	For purposes of listing top holdings, the repurchase agreement is included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of April 30, 2026.
Footnote[2]	Percentages indicated are based upon total investments as of April 30, 2026.

Additional Information

If you wish to view additional information about the Fund; including as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

Contact Us

Phone: 1-800-848-0920

Nationwide Destination 2050 Fund

Semi-Annual Shareholder Report - April 30, 2026

SAR-TD-2050-R6 (4-26)

Nationwide Destination 2050 Fund

Institutional Service Class: NWOSX

Semi-Annual Shareholder Report - April 30, 2026

This semi-annual shareholder report contains important information about the Nationwide Destination 2050 Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026. You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Institutional Service Class	$20	0.39%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Fund Information

Key Fund Statistics

Table Summary
Net Assets	$169,243,084
Number of Portfolio Holdings	16
Portfolio Turnover Rate	23.99%

Asset Class WeightingsFootnote Reference1

Table Summary
Equity Fund	91.6%
Fixed Income Fund	8.0%
Other assets in excess of liabilities	0.4%

Top Ten HoldingsFootnote Reference2

Table Summary
Nationwide Fundamental All Cap Equity Portfolio, Class R6	27.2%
Nationwide International Index Fund, Class R6	12.5%
Nationwide Large Cap Equity Portfolio, Class R6	11.8%
Nationwide U.S. 130/30 Equity Portfolio, Class R6	11.8%
Nationwide International Equity Portfolio, Class R6	11.2%
iShares Core MSCI Emerging Markets ETF	9.0%
Nationwide Bond Portfolio, Class R6	7.7%
iShares Core S&P 500 ETF	3.1%
Nationwide Small Cap Index Fund, Class R6	3.0%
JPMorgan Equity Premium Income ETF	2.0%
Other HoldingsFootnote Reference#	0.7%
Footnote	Description
Footnote#	For purposes of listing top holdings, the repurchase agreement is included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of April 30, 2026.
Footnote[2]	Percentages indicated are based upon total investments as of April 30, 2026.

Additional Information

If you wish to view additional information about the Fund; including as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

Contact Us

Phone: 1-800-848-0920

Nationwide Destination 2050 Fund

Semi-Annual Shareholder Report - April 30, 2026

SAR-TD-2050-IS (4-26)

Nationwide Destination 2055 Fund

Class A: NTDAX

Semi-Annual Shareholder Report - April 30, 2026

This semi-annual shareholder report contains important information about the Nationwide Destination 2055 Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026. You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class A	$33	0.63%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Fund Information

Key Fund Statistics

Table Summary
Net Assets	$109,264,622
Number of Portfolio Holdings	15
Portfolio Turnover Rate	23.42%

Asset Class WeightingsFootnote Reference1

Table Summary
Equity Fund	94.1%
Fixed Income Fund	5.9%
Repurchase Agreement	1.8%
Other liabilities in excess of assets	-1.8%

Top Ten HoldingsFootnote Reference2

Table Summary
Nationwide Fundamental All Cap Equity Portfolio, Class R6	27.0%
Nationwide International Index Fund, Class R6	12.5%
Nationwide U.S. 130/30 Equity Portfolio, Class R6	12.1%
Nationwide Large Cap Equity Portfolio, Class R6	11.9%
Nationwide International Equity Portfolio, Class R6	11.1%
iShares Core MSCI Emerging Markets ETF	9.5%
Nationwide Bond Portfolio, Class R6	5.7%
Nationwide Small Cap Index Fund, Class R6	3.2%
iShares Core S&P 500 ETF	3.1%
JPMorgan Equity Premium Income ETF	1.9%
Other HoldingsFootnote Reference#	2.0%
Footnote	Description
Footnote#	For purposes of listing top holdings, the repurchase agreement is included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of April 30, 2026.
Footnote[2]	Percentages indicated are based upon total investments as of April 30, 2026.

Additional Information

If you wish to view additional information about the Fund; including as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

Contact Us

Phone: 1-800-848-0920

Nationwide Destination 2055 Fund

Semi-Annual Shareholder Report - April 30, 2026

SAR-TD-2055-A (4-26)

Nationwide Destination 2055 Fund

Class R: NTDTX

Semi-Annual Shareholder Report - April 30, 2026

This semi-annual shareholder report contains important information about the Nationwide Destination 2055 Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026. You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class R	$46	0.89%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Fund Information

Key Fund Statistics

Table Summary
Net Assets	$109,264,622
Number of Portfolio Holdings	15
Portfolio Turnover Rate	23.42%

Asset Class WeightingsFootnote Reference1

Table Summary
Equity Fund	94.1%
Fixed Income Fund	5.9%
Repurchase Agreement	1.8%
Other liabilities in excess of assets	-1.8%

Top Ten HoldingsFootnote Reference2

Table Summary
Nationwide Fundamental All Cap Equity Portfolio, Class R6	27.0%
Nationwide International Index Fund, Class R6	12.5%
Nationwide U.S. 130/30 Equity Portfolio, Class R6	12.1%
Nationwide Large Cap Equity Portfolio, Class R6	11.9%
Nationwide International Equity Portfolio, Class R6	11.1%
iShares Core MSCI Emerging Markets ETF	9.5%
Nationwide Bond Portfolio, Class R6	5.7%
Nationwide Small Cap Index Fund, Class R6	3.2%
iShares Core S&P 500 ETF	3.1%
JPMorgan Equity Premium Income ETF	1.9%
Other HoldingsFootnote Reference#	2.0%
Footnote	Description
Footnote#	For purposes of listing top holdings, the repurchase agreement is included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of April 30, 2026.
Footnote[2]	Percentages indicated are based upon total investments as of April 30, 2026.

Additional Information

If you wish to view additional information about the Fund; including as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

Contact Us

Phone: 1-800-848-0920

Nationwide Destination 2055 Fund

Semi-Annual Shareholder Report - April 30, 2026

SAR-TD-2055-R (4-26)

Nationwide Destination 2055 Fund

Class R6: NTDIX

Semi-Annual Shareholder Report - April 30, 2026

This semi-annual shareholder report contains important information about the Nationwide Destination 2055 Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026. You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class R6	$7	0.14%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Fund Information

Key Fund Statistics

Table Summary
Net Assets	$109,264,622
Number of Portfolio Holdings	15
Portfolio Turnover Rate	23.42%

Asset Class WeightingsFootnote Reference1

Table Summary
Equity Fund	94.1%
Fixed Income Fund	5.9%
Repurchase Agreement	1.8%
Other liabilities in excess of assets	-1.8%

Top Ten HoldingsFootnote Reference2

Table Summary
Nationwide Fundamental All Cap Equity Portfolio, Class R6	27.0%
Nationwide International Index Fund, Class R6	12.5%
Nationwide U.S. 130/30 Equity Portfolio, Class R6	12.1%
Nationwide Large Cap Equity Portfolio, Class R6	11.9%
Nationwide International Equity Portfolio, Class R6	11.1%
iShares Core MSCI Emerging Markets ETF	9.5%
Nationwide Bond Portfolio, Class R6	5.7%
Nationwide Small Cap Index Fund, Class R6	3.2%
iShares Core S&P 500 ETF	3.1%
JPMorgan Equity Premium Income ETF	1.9%
Other HoldingsFootnote Reference#	2.0%
Footnote	Description
Footnote#	For purposes of listing top holdings, the repurchase agreement is included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of April 30, 2026.
Footnote[2]	Percentages indicated are based upon total investments as of April 30, 2026.

Additional Information

If you wish to view additional information about the Fund; including as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

Contact Us

Phone: 1-800-848-0920

Nationwide Destination 2055 Fund

Semi-Annual Shareholder Report - April 30, 2026

SAR-TD-2055-R6 (4-26)

Nationwide Destination 2055 Fund

Institutional Service Class: NTDSX

Semi-Annual Shareholder Report - April 30, 2026

This semi-annual shareholder report contains important information about the Nationwide Destination 2055 Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026. You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Institutional Service Class	$20	0.39%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Fund Information

Key Fund Statistics

Table Summary
Net Assets	$109,264,622
Number of Portfolio Holdings	15
Portfolio Turnover Rate	23.42%

Asset Class WeightingsFootnote Reference1

Table Summary
Equity Fund	94.1%
Fixed Income Fund	5.9%
Repurchase Agreement	1.8%
Other liabilities in excess of assets	-1.8%

Top Ten HoldingsFootnote Reference2

Table Summary
Nationwide Fundamental All Cap Equity Portfolio, Class R6	27.0%
Nationwide International Index Fund, Class R6	12.5%
Nationwide U.S. 130/30 Equity Portfolio, Class R6	12.1%
Nationwide Large Cap Equity Portfolio, Class R6	11.9%
Nationwide International Equity Portfolio, Class R6	11.1%
iShares Core MSCI Emerging Markets ETF	9.5%
Nationwide Bond Portfolio, Class R6	5.7%
Nationwide Small Cap Index Fund, Class R6	3.2%
iShares Core S&P 500 ETF	3.1%
JPMorgan Equity Premium Income ETF	1.9%
Other HoldingsFootnote Reference#	2.0%
Footnote	Description
Footnote#	For purposes of listing top holdings, the repurchase agreement is included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of April 30, 2026.
Footnote[2]	Percentages indicated are based upon total investments as of April 30, 2026.

Additional Information

If you wish to view additional information about the Fund; including as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

Contact Us

Phone: 1-800-848-0920

Nationwide Destination 2055 Fund

Semi-Annual Shareholder Report - April 30, 2026

SAR-TD-2055-IS (4-26)

Nationwide Destination 2060 Fund

Class A: NWWRX

Semi-Annual Shareholder Report - April 30, 2026

This semi-annual shareholder report contains important information about the Nationwide Destination 2060 Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026. You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class A	$32	0.63%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Fund Information

Key Fund Statistics

Table Summary
Net Assets	$61,946,679
Number of Portfolio Holdings	14
Portfolio Turnover Rate	22.11%

Asset Class WeightingsFootnote Reference1

Table Summary
Equity Fund	95.0%
Fixed Income Fund	5.0%
Repurchase Agreement	1.8%
Other liabilities in excess of assets	-1.8%

Top Ten HoldingsFootnote Reference2

Table Summary
Nationwide Fundamental All Cap Equity Portfolio, Class R6	26.9%
Nationwide International Index Fund, Class R6	12.8%
Nationwide U.S. 130/30 Equity Portfolio, Class R6	12.5%
Nationwide Large Cap Equity Portfolio, Class R6	12.3%
Nationwide International Equity Portfolio, Class R6	11.3%
iShares Core MSCI Emerging Markets ETF	9.4%
Nationwide Bond Portfolio, Class R6	4.8%
Nationwide Small Cap Index Fund, Class R6	3.2%
iShares Core S&P 500 ETF	3.0%
JPMorgan Equity Premium Income ETF	1.8%
Other HoldingsFootnote Reference#	2.0%
Footnote	Description
Footnote#	For purposes of listing top holdings, the repurchase agreement is included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of April 30, 2026.
Footnote[2]	Percentages indicated are based upon total investments as of April 30, 2026.

Additional Information

If you wish to view additional information about the Fund; including as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

Contact Us

Phone: 1-800-848-0920

Nationwide Destination 2060 Fund

Semi-Annual Shareholder Report - April 30, 2026

SAR-TD-2060-A (4-26)

Nationwide Destination 2060 Fund

Class R: NWWTX

Semi-Annual Shareholder Report - April 30, 2026

This semi-annual shareholder report contains important information about the Nationwide Destination 2060 Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026. You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class R	$46	0.89%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Fund Information

Key Fund Statistics

Table Summary
Net Assets	$61,946,679
Number of Portfolio Holdings	14
Portfolio Turnover Rate	22.11%

Asset Class WeightingsFootnote Reference1

Table Summary
Equity Fund	95.0%
Fixed Income Fund	5.0%
Repurchase Agreement	1.8%
Other liabilities in excess of assets	-1.8%

Top Ten HoldingsFootnote Reference2

Table Summary
Nationwide Fundamental All Cap Equity Portfolio, Class R6	26.9%
Nationwide International Index Fund, Class R6	12.8%
Nationwide U.S. 130/30 Equity Portfolio, Class R6	12.5%
Nationwide Large Cap Equity Portfolio, Class R6	12.3%
Nationwide International Equity Portfolio, Class R6	11.3%
iShares Core MSCI Emerging Markets ETF	9.4%
Nationwide Bond Portfolio, Class R6	4.8%
Nationwide Small Cap Index Fund, Class R6	3.2%
iShares Core S&P 500 ETF	3.0%
JPMorgan Equity Premium Income ETF	1.8%
Other HoldingsFootnote Reference#	2.0%
Footnote	Description
Footnote#	For purposes of listing top holdings, the repurchase agreement is included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of April 30, 2026.
Footnote[2]	Percentages indicated are based upon total investments as of April 30, 2026.

Additional Information

If you wish to view additional information about the Fund; including as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

Contact Us

Phone: 1-800-848-0920

Nationwide Destination 2060 Fund

Semi-Annual Shareholder Report - April 30, 2026

SAR-TD-2060-R (4-26)

Nationwide Destination 2060 Fund

Class R6: NWWUX

Semi-Annual Shareholder Report - April 30, 2026

This semi-annual shareholder report contains important information about the Nationwide Destination 2060 Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026. You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class R6	$7	0.14%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Fund Information

Key Fund Statistics

Table Summary
Net Assets	$61,946,679
Number of Portfolio Holdings	14
Portfolio Turnover Rate	22.11%

Asset Class WeightingsFootnote Reference1

Table Summary
Equity Fund	95.0%
Fixed Income Fund	5.0%
Repurchase Agreement	1.8%
Other liabilities in excess of assets	-1.8%

Top Ten HoldingsFootnote Reference2

Table Summary
Nationwide Fundamental All Cap Equity Portfolio, Class R6	26.9%
Nationwide International Index Fund, Class R6	12.8%
Nationwide U.S. 130/30 Equity Portfolio, Class R6	12.5%
Nationwide Large Cap Equity Portfolio, Class R6	12.3%
Nationwide International Equity Portfolio, Class R6	11.3%
iShares Core MSCI Emerging Markets ETF	9.4%
Nationwide Bond Portfolio, Class R6	4.8%
Nationwide Small Cap Index Fund, Class R6	3.2%
iShares Core S&P 500 ETF	3.0%
JPMorgan Equity Premium Income ETF	1.8%
Other HoldingsFootnote Reference#	2.0%
Footnote	Description
Footnote#	For purposes of listing top holdings, the repurchase agreement is included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of April 30, 2026.
Footnote[2]	Percentages indicated are based upon total investments as of April 30, 2026.

Additional Information

If you wish to view additional information about the Fund; including as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

Contact Us

Phone: 1-800-848-0920

Nationwide Destination 2060 Fund

Semi-Annual Shareholder Report - April 30, 2026

SAR-TD-2060-R6 (4-26)

Nationwide Destination 2060 Fund

Institutional Service Class: NWWVX

Semi-Annual Shareholder Report - April 30, 2026

This semi-annual shareholder report contains important information about the Nationwide Destination 2060 Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026. You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Institutional Service Class	$20	0.39%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Fund Information

Key Fund Statistics

Table Summary
Net Assets	$61,946,679
Number of Portfolio Holdings	14
Portfolio Turnover Rate	22.11%

Asset Class WeightingsFootnote Reference1

Table Summary
Equity Fund	95.0%
Fixed Income Fund	5.0%
Repurchase Agreement	1.8%
Other liabilities in excess of assets	-1.8%

Top Ten HoldingsFootnote Reference2

Table Summary
Nationwide Fundamental All Cap Equity Portfolio, Class R6	26.9%
Nationwide International Index Fund, Class R6	12.8%
Nationwide U.S. 130/30 Equity Portfolio, Class R6	12.5%
Nationwide Large Cap Equity Portfolio, Class R6	12.3%
Nationwide International Equity Portfolio, Class R6	11.3%
iShares Core MSCI Emerging Markets ETF	9.4%
Nationwide Bond Portfolio, Class R6	4.8%
Nationwide Small Cap Index Fund, Class R6	3.2%
iShares Core S&P 500 ETF	3.0%
JPMorgan Equity Premium Income ETF	1.8%
Other HoldingsFootnote Reference#	2.0%
Footnote	Description
Footnote#	For purposes of listing top holdings, the repurchase agreement is included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of April 30, 2026.
Footnote[2]	Percentages indicated are based upon total investments as of April 30, 2026.

Additional Information

If you wish to view additional information about the Fund; including as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

Contact Us

Phone: 1-800-848-0920

Nationwide Destination 2060 Fund

Semi-Annual Shareholder Report - April 30, 2026

SAR-TD-2060-IS (4-26)

Nationwide Destination 2065 Fund

Class A: NWAQX

Semi-Annual Shareholder Report - April 30, 2026

This semi-annual shareholder report contains important information about the Nationwide Destination 2065 Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026. You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class A	$33	0.63%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Fund Information

Key Fund Statistics

Table Summary
Net Assets	$15,429,268
Number of Portfolio Holdings	14
Portfolio Turnover Rate	24.19%

Asset Class WeightingsFootnote Reference1

Table Summary
Equity Fund	95.1%
Fixed Income Fund	4.9%
Repurchase Agreement	1.9%
Other liabilities in excess of assets	-1.9%

Top Ten HoldingsFootnote Reference2

Table Summary
Nationwide Fundamental All Cap Equity Portfolio, Class R6	26.8%
Nationwide International Index Fund, Class R6	12.8%
Nationwide Large Cap Equity Portfolio, Class R6	12.5%
Nationwide U.S. 130/30 Equity Portfolio, Class R6	12.4%
Nationwide International Equity Portfolio, Class R6	11.4%
iShares Core MSCI Emerging Markets ETF	9.3%
Nationwide Bond Portfolio, Class R6	4.7%
Nationwide Small Cap Index Fund, Class R6	3.2%
iShares Core S&P 500 ETF	3.0%
JPMorgan Equity Premium Income ETF	1.9%
Other HoldingsFootnote Reference#	2.0%
Footnote	Description
Footnote#	For purposes of listing top holdings, the repurchase agreement is included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of April 30, 2026.
Footnote[2]	Percentages indicated are based upon total investments as of April 30, 2026.

Additional Information

If you wish to view additional information about the Fund; including as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

Contact Us

Phone: 1-800-848-0920

Nationwide Destination 2065 Fund

Semi-Annual Shareholder Report - April 30, 2026

SAR-TD-2065-A (4-26)

Nationwide Destination 2065 Fund

Class R: NWARX

Semi-Annual Shareholder Report - April 30, 2026

This semi-annual shareholder report contains important information about the Nationwide Destination 2065 Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026. You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class R	$46	0.88%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Fund Information

Key Fund Statistics

Table Summary
Net Assets	$15,429,268
Number of Portfolio Holdings	14
Portfolio Turnover Rate	24.19%

Asset Class WeightingsFootnote Reference1

Table Summary
Equity Fund	95.1%
Fixed Income Fund	4.9%
Repurchase Agreement	1.9%
Other liabilities in excess of assets	-1.9%

Top Ten HoldingsFootnote Reference2

Table Summary
Nationwide Fundamental All Cap Equity Portfolio, Class R6	26.8%
Nationwide International Index Fund, Class R6	12.8%
Nationwide Large Cap Equity Portfolio, Class R6	12.5%
Nationwide U.S. 130/30 Equity Portfolio, Class R6	12.4%
Nationwide International Equity Portfolio, Class R6	11.4%
iShares Core MSCI Emerging Markets ETF	9.3%
Nationwide Bond Portfolio, Class R6	4.7%
Nationwide Small Cap Index Fund, Class R6	3.2%
iShares Core S&P 500 ETF	3.0%
JPMorgan Equity Premium Income ETF	1.9%
Other HoldingsFootnote Reference#	2.0%
Footnote	Description
Footnote#	For purposes of listing top holdings, the repurchase agreement is included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of April 30, 2026.
Footnote[2]	Percentages indicated are based upon total investments as of April 30, 2026.

Additional Information

If you wish to view additional information about the Fund; including as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

Contact Us

Phone: 1-800-848-0920

Nationwide Destination 2065 Fund

Semi-Annual Shareholder Report - April 30, 2026

SAR-TD-2065-R (4-26)

Nationwide Destination 2065 Fund

Class R6: NWASX

Semi-Annual Shareholder Report - April 30, 2026

This semi-annual shareholder report contains important information about the Nationwide Destination 2065 Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026. You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class R6	$7	0.14%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Fund Information

Key Fund Statistics

Table Summary
Net Assets	$15,429,268
Number of Portfolio Holdings	14
Portfolio Turnover Rate	24.19%

Asset Class WeightingsFootnote Reference1

Table Summary
Equity Fund	95.1%
Fixed Income Fund	4.9%
Repurchase Agreement	1.9%
Other liabilities in excess of assets	-1.9%

Top Ten HoldingsFootnote Reference2

Table Summary
Nationwide Fundamental All Cap Equity Portfolio, Class R6	26.8%
Nationwide International Index Fund, Class R6	12.8%
Nationwide Large Cap Equity Portfolio, Class R6	12.5%
Nationwide U.S. 130/30 Equity Portfolio, Class R6	12.4%
Nationwide International Equity Portfolio, Class R6	11.4%
iShares Core MSCI Emerging Markets ETF	9.3%
Nationwide Bond Portfolio, Class R6	4.7%
Nationwide Small Cap Index Fund, Class R6	3.2%
iShares Core S&P 500 ETF	3.0%
JPMorgan Equity Premium Income ETF	1.9%
Other HoldingsFootnote Reference#	2.0%
Footnote	Description
Footnote#	For purposes of listing top holdings, the repurchase agreement is included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of April 30, 2026.
Footnote[2]	Percentages indicated are based upon total investments as of April 30, 2026.

Additional Information

If you wish to view additional information about the Fund; including as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

Contact Us

Phone: 1-800-848-0920

Nationwide Destination 2065 Fund

Semi-Annual Shareholder Report - April 30, 2026

SAR-TD-2065-R6 (4-26)

Nationwide Destination 2065 Fund

Institutional Service Class: NWATX

Semi-Annual Shareholder Report - April 30, 2026

This semi-annual shareholder report contains important information about the Nationwide Destination 2065 Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026. You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Institutional Service Class	$20	0.39%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Fund Information

Key Fund Statistics

Table Summary
Net Assets	$15,429,268
Number of Portfolio Holdings	14
Portfolio Turnover Rate	24.19%

Asset Class WeightingsFootnote Reference1

Table Summary
Equity Fund	95.1%
Fixed Income Fund	4.9%
Repurchase Agreement	1.9%
Other liabilities in excess of assets	-1.9%

Top Ten HoldingsFootnote Reference2

Table Summary
Nationwide Fundamental All Cap Equity Portfolio, Class R6	26.8%
Nationwide International Index Fund, Class R6	12.8%
Nationwide Large Cap Equity Portfolio, Class R6	12.5%
Nationwide U.S. 130/30 Equity Portfolio, Class R6	12.4%
Nationwide International Equity Portfolio, Class R6	11.4%
iShares Core MSCI Emerging Markets ETF	9.3%
Nationwide Bond Portfolio, Class R6	4.7%
Nationwide Small Cap Index Fund, Class R6	3.2%
iShares Core S&P 500 ETF	3.0%
JPMorgan Equity Premium Income ETF	1.9%
Other HoldingsFootnote Reference#	2.0%
Footnote	Description
Footnote#	For purposes of listing top holdings, the repurchase agreement is included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of April 30, 2026.
Footnote[2]	Percentages indicated are based upon total investments as of April 30, 2026.

Additional Information

If you wish to view additional information about the Fund; including as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

Contact Us

Phone: 1-800-848-0920

Nationwide Destination 2065 Fund

Semi-Annual Shareholder Report - April 30, 2026

SAR-TD-2065-IS (4-26)

Nationwide Destination 2070 Fund

Class A: NWBAX

Semi-Annual Shareholder Report - April 30, 2026

This semi-annual shareholder report contains important information about the Nationwide Destination 2070 Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026. You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class A	$21	0.41%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Fund Information

Key Fund Statistics

Table Summary
Net Assets	$1,495,927
Number of Portfolio Holdings	11
Portfolio Turnover Rate	21.82%

Asset Class WeightingsFootnote Reference1

Table Summary
Equity Fund	96.0%
Fixed Income Fund	4.6%
Other liabilities in excess of assets	-0.6%

Top Ten HoldingsFootnote Reference2

Table Summary
Nationwide Fundamental All Cap Equity Portfolio, Class R6	27.5%
Nationwide International Index Fund, Class R6	13.1%
Nationwide Large Cap Equity Portfolio, Class R6	12.8%
Nationwide U.S. 130/30 Equity Portfolio, Class R6	12.4%
Nationwide International Equity Portfolio, Class R6	11.5%
iShares Core MSCI Emerging Markets ETF	9.9%
Nationwide Bond Portfolio, Class R6	4.4%
Nationwide Small Cap Index Fund, Class R6	3.3%
iShares Core S&P 500 ETF	2.9%
JPMorgan Equity Premium Income ETF	2.1%
Other Holdings	0.1%
Footnote	Description
Footnote[1]	Percentages indicated are based upon net assets as of April 30, 2026.
Footnote[2]	Percentages indicated are based upon total investments as of April 30, 2026.

Additional Information

If you wish to view additional information about the Fund; including as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

Contact Us

Phone: 1-800-848-0920

Nationwide Destination 2070 Fund

Semi-Annual Shareholder Report - April 30, 2026

SAR-TD-2070-A (4-26)

Nationwide Destination 2070 Fund

Class R: NWBBX

Semi-Annual Shareholder Report - April 30, 2026

This semi-annual shareholder report contains important information about the Nationwide Destination 2070 Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026. You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class R	$34	0.66%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Fund Information

Key Fund Statistics

Table Summary
Net Assets	$1,495,927
Number of Portfolio Holdings	11
Portfolio Turnover Rate	21.82%

Asset Class WeightingsFootnote Reference1

Table Summary
Equity Fund	96.0%
Fixed Income Fund	4.6%
Other liabilities in excess of assets	-0.6%

Top Ten HoldingsFootnote Reference2

Table Summary
Nationwide Fundamental All Cap Equity Portfolio, Class R6	27.5%
Nationwide International Index Fund, Class R6	13.1%
Nationwide Large Cap Equity Portfolio, Class R6	12.8%
Nationwide U.S. 130/30 Equity Portfolio, Class R6	12.4%
Nationwide International Equity Portfolio, Class R6	11.5%
iShares Core MSCI Emerging Markets ETF	9.9%
Nationwide Bond Portfolio, Class R6	4.4%
Nationwide Small Cap Index Fund, Class R6	3.3%
iShares Core S&P 500 ETF	2.9%
JPMorgan Equity Premium Income ETF	2.1%
Other Holdings	0.1%
Footnote	Description
Footnote[1]	Percentages indicated are based upon net assets as of April 30, 2026.
Footnote[2]	Percentages indicated are based upon total investments as of April 30, 2026.

Additional Information

If you wish to view additional information about the Fund; including as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

Contact Us

Phone: 1-800-848-0920

Nationwide Destination 2070 Fund

Semi-Annual Shareholder Report - April 30, 2026

SAR-TD-2070-R (4-26)

Nationwide Destination 2070 Fund

Class R6: NWBCX

Semi-Annual Shareholder Report - April 30, 2026

This semi-annual shareholder report contains important information about the Nationwide Destination 2070 Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026. You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class R6	$7	0.13%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Fund Information

Key Fund Statistics

Table Summary
Net Assets	$1,495,927
Number of Portfolio Holdings	11
Portfolio Turnover Rate	21.82%

Asset Class WeightingsFootnote Reference1

Table Summary
Equity Fund	96.0%
Fixed Income Fund	4.6%
Other liabilities in excess of assets	-0.6%

Top Ten HoldingsFootnote Reference2

Table Summary
Nationwide Fundamental All Cap Equity Portfolio, Class R6	27.5%
Nationwide International Index Fund, Class R6	13.1%
Nationwide Large Cap Equity Portfolio, Class R6	12.8%
Nationwide U.S. 130/30 Equity Portfolio, Class R6	12.4%
Nationwide International Equity Portfolio, Class R6	11.5%
iShares Core MSCI Emerging Markets ETF	9.9%
Nationwide Bond Portfolio, Class R6	4.4%
Nationwide Small Cap Index Fund, Class R6	3.3%
iShares Core S&P 500 ETF	2.9%
JPMorgan Equity Premium Income ETF	2.1%
Other Holdings	0.1%
Footnote	Description
Footnote[1]	Percentages indicated are based upon net assets as of April 30, 2026.
Footnote[2]	Percentages indicated are based upon total investments as of April 30, 2026.

Additional Information

If you wish to view additional information about the Fund; including as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

Contact Us

Phone: 1-800-848-0920

Nationwide Destination 2070 Fund

Semi-Annual Shareholder Report - April 30, 2026

SAR-TD-2070-R6 (4-26)

Nationwide Destination 2070 Fund

Institutional Service Class: NWBDX

Semi-Annual Shareholder Report - April 30, 2026

This semi-annual shareholder report contains important information about the Nationwide Destination 2070 Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026. You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Institutional Service Class	$13	0.25%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Fund Information

Key Fund Statistics

Table Summary
Net Assets	$1,495,927
Number of Portfolio Holdings	11
Portfolio Turnover Rate	21.82%

Asset Class WeightingsFootnote Reference1

Table Summary
Equity Fund	96.0%
Fixed Income Fund	4.6%
Other liabilities in excess of assets	-0.6%

Top Ten HoldingsFootnote Reference2

Table Summary
Nationwide Fundamental All Cap Equity Portfolio, Class R6	27.5%
Nationwide International Index Fund, Class R6	13.1%
Nationwide Large Cap Equity Portfolio, Class R6	12.8%
Nationwide U.S. 130/30 Equity Portfolio, Class R6	12.4%
Nationwide International Equity Portfolio, Class R6	11.5%
iShares Core MSCI Emerging Markets ETF	9.9%
Nationwide Bond Portfolio, Class R6	4.4%
Nationwide Small Cap Index Fund, Class R6	3.3%
iShares Core S&P 500 ETF	2.9%
JPMorgan Equity Premium Income ETF	2.1%
Other Holdings	0.1%
Footnote	Description
Footnote[1]	Percentages indicated are based upon net assets as of April 30, 2026.
Footnote[2]	Percentages indicated are based upon total investments as of April 30, 2026.

Additional Information

If you wish to view additional information about the Fund; including as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

Contact Us

Phone: 1-800-848-0920

Nationwide Destination 2070 Fund

Semi-Annual Shareholder Report - April 30, 2026

SAR-TD-2070-IS (4-26)

Nationwide Destination Retirement Fund

Class A: NWEAX

Semi-Annual Shareholder Report - April 30, 2026

This semi-annual shareholder report contains important information about the Nationwide Destination Retirement Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026. You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class A	$30	0.59%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Fund Information

Key Fund Statistics

Table Summary
Net Assets	$204,061,171
Number of Portfolio Holdings	18
Portfolio Turnover Rate	17.04%

Asset Class WeightingsFootnote Reference1

Table Summary
Fixed Income Fund	50.4%
Equity Fund	44.0%
Alternative Assets	5.6%
Repurchase Agreement	1.6%
Other liabilities in excess of assets	-1.6%

Top Ten HoldingsFootnote Reference2

Table Summary
Nationwide Bond Portfolio, Class R6	37.5%
Nationwide Fundamental All Cap Equity Portfolio, Class R6	13.3%
Nationwide Inflation-Protected Securities Fund, Class R6	5.7%
Nationwide Strategic Income Fund, Class R6	5.5%
Nationwide U.S. 130/30 Equity Portfolio, Class R6	5.4%
Nationwide Large Cap Equity Portfolio, Class R6	5.4%
Nationwide International Equity Portfolio, Class R6	5.4%
Nationwide International Index Fund, Class R6	5.2%
iShares Core S&P 500 ETF	3.3%
Nationwide Loomis Short Term Bond Fund, Class R6	3.3%
Other HoldingsFootnote Reference#	10.0%
Footnote	Description
Footnote#	For purposes of listing top holdings, the repurchase agreement is included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of April 30, 2026.
Footnote[2]	Percentages indicated are based upon total investments as of April 30, 2026.

Additional Information

If you wish to view additional information about the Fund; including as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

Contact Us

Phone: 1-800-848-0920

Nationwide Destination Retirement Fund

Semi-Annual Shareholder Report - April 30, 2026

SAR-TD-RF-A (4-26)

Nationwide Destination Retirement Fund

Class R: NWEBX

Semi-Annual Shareholder Report - April 30, 2026

This semi-annual shareholder report contains important information about the Nationwide Destination Retirement Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026. You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class R	$45	0.89%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Fund Information

Key Fund Statistics

Table Summary
Net Assets	$204,061,171
Number of Portfolio Holdings	18
Portfolio Turnover Rate	17.04%

Asset Class WeightingsFootnote Reference1

Table Summary
Fixed Income Fund	50.4%
Equity Fund	44.0%
Alternative Assets	5.6%
Repurchase Agreement	1.6%
Other liabilities in excess of assets	-1.6%

Top Ten HoldingsFootnote Reference2

Table Summary
Nationwide Bond Portfolio, Class R6	37.5%
Nationwide Fundamental All Cap Equity Portfolio, Class R6	13.3%
Nationwide Inflation-Protected Securities Fund, Class R6	5.7%
Nationwide Strategic Income Fund, Class R6	5.5%
Nationwide U.S. 130/30 Equity Portfolio, Class R6	5.4%
Nationwide Large Cap Equity Portfolio, Class R6	5.4%
Nationwide International Equity Portfolio, Class R6	5.4%
Nationwide International Index Fund, Class R6	5.2%
iShares Core S&P 500 ETF	3.3%
Nationwide Loomis Short Term Bond Fund, Class R6	3.3%
Other HoldingsFootnote Reference#	10.0%
Footnote	Description
Footnote#	For purposes of listing top holdings, the repurchase agreement is included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of April 30, 2026.
Footnote[2]	Percentages indicated are based upon total investments as of April 30, 2026.

Additional Information

If you wish to view additional information about the Fund; including as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

Contact Us

Phone: 1-800-848-0920

Nationwide Destination Retirement Fund

Semi-Annual Shareholder Report - April 30, 2026

SAR-TD-RF-R (4-26)

Nationwide Destination Retirement Fund

Class R6: NWEIX

Semi-Annual Shareholder Report - April 30, 2026

This semi-annual shareholder report contains important information about the Nationwide Destination Retirement Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026. You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class R6	$7	0.14%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Fund Information

Key Fund Statistics

Table Summary
Net Assets	$204,061,171
Number of Portfolio Holdings	18
Portfolio Turnover Rate	17.04%

Asset Class WeightingsFootnote Reference1

Table Summary
Fixed Income Fund	50.4%
Equity Fund	44.0%
Alternative Assets	5.6%
Repurchase Agreement	1.6%
Other liabilities in excess of assets	-1.6%

Top Ten HoldingsFootnote Reference2

Table Summary
Nationwide Bond Portfolio, Class R6	37.5%
Nationwide Fundamental All Cap Equity Portfolio, Class R6	13.3%
Nationwide Inflation-Protected Securities Fund, Class R6	5.7%
Nationwide Strategic Income Fund, Class R6	5.5%
Nationwide U.S. 130/30 Equity Portfolio, Class R6	5.4%
Nationwide Large Cap Equity Portfolio, Class R6	5.4%
Nationwide International Equity Portfolio, Class R6	5.4%
Nationwide International Index Fund, Class R6	5.2%
iShares Core S&P 500 ETF	3.3%
Nationwide Loomis Short Term Bond Fund, Class R6	3.3%
Other HoldingsFootnote Reference#	10.0%
Footnote	Description
Footnote#	For purposes of listing top holdings, the repurchase agreement is included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of April 30, 2026.
Footnote[2]	Percentages indicated are based upon total investments as of April 30, 2026.

Additional Information

If you wish to view additional information about the Fund; including as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

Contact Us

Phone: 1-800-848-0920

Nationwide Destination Retirement Fund

Semi-Annual Shareholder Report - April 30, 2026

SAR-TD-RF-R6 (4-26)

Nationwide Destination Retirement Fund

Institutional Service Class: NWESX

Semi-Annual Shareholder Report - April 30, 2026

This semi-annual shareholder report contains important information about the Nationwide Destination Retirement Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026. You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Institutional Service Class	$19	0.39%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Fund Information

Key Fund Statistics

Table Summary
Net Assets	$204,061,171
Number of Portfolio Holdings	18
Portfolio Turnover Rate	17.04%

Asset Class WeightingsFootnote Reference1

Table Summary
Fixed Income Fund	50.4%
Equity Fund	44.0%
Alternative Assets	5.6%
Repurchase Agreement	1.6%
Other liabilities in excess of assets	-1.6%

Top Ten HoldingsFootnote Reference2

Table Summary
Nationwide Bond Portfolio, Class R6	37.5%
Nationwide Fundamental All Cap Equity Portfolio, Class R6	13.3%
Nationwide Inflation-Protected Securities Fund, Class R6	5.7%
Nationwide Strategic Income Fund, Class R6	5.5%
Nationwide U.S. 130/30 Equity Portfolio, Class R6	5.4%
Nationwide Large Cap Equity Portfolio, Class R6	5.4%
Nationwide International Equity Portfolio, Class R6	5.4%
Nationwide International Index Fund, Class R6	5.2%
iShares Core S&P 500 ETF	3.3%
Nationwide Loomis Short Term Bond Fund, Class R6	3.3%
Other HoldingsFootnote Reference#	10.0%
Footnote	Description
Footnote#	For purposes of listing top holdings, the repurchase agreement is included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of April 30, 2026.
Footnote[2]	Percentages indicated are based upon total investments as of April 30, 2026.

Additional Information

If you wish to view additional information about the Fund; including as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

Contact Us

Phone: 1-800-848-0920

Nationwide Destination Retirement Fund

Semi-Annual Shareholder Report - April 30, 2026

SAR-TD-RF-IS (4-26)

Nationwide Fund

Class A: NWFAX

Semi-Annual Shareholder Report - April 30, 2026

This semi-annual shareholder report contains important information about the Nationwide Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026. You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class A	$43	0.85%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Fund Information

Key Fund Statistics

Table Summary
Net Assets	$1,528,943,141
Number of Portfolio Holdings	57
Portfolio Turnover Rate	10.76%

Asset Class WeightingsFootnote Reference1

Table Summary
Common Stocks	100.2%
Other liabilities in excess of assets	-0.2%

Top IndustriesFootnote Reference2

Table Summary
Semiconductors & Semiconductor Equipment	19.7%
Interactive Media & Services	10.6%
Software	8.0%
Broadline Retail	6.2%
Technology Hardware, Storage & Peripherals	5.4%
Electric Utilities	3.8%
Capital Markets	3.7%
Banks	3.6%
Hotels, Restaurants & Leisure	3.6%
Oil, Gas & Consumable Fuels	3.3%
Other Industries	32.1%
Footnote	Description
Footnote[1]	Percentages indicated are based upon net assets as of April 30, 2026.
Footnote[2]	Percentages indicated are based upon total investments as of April 30, 2026.

Additional Information

If you wish to view additional information about the Fund; including as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

Contact Us

Phone: 1-800-848-0920

Nationwide Fund

Semi-Annual Shareholder Report - April 30, 2026

SAR-NAT-A  (4-26)

Nationwide Fund

Class R: GNWRX

Semi-Annual Shareholder Report - April 30, 2026

This semi-annual shareholder report contains important information about the Nationwide Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026. You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class R	$64	1.27%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Fund Information

Key Fund Statistics

Table Summary
Net Assets	$1,528,943,141
Number of Portfolio Holdings	57
Portfolio Turnover Rate	10.76%

Asset Class WeightingsFootnote Reference1

Table Summary
Common Stocks	100.2%
Other liabilities in excess of assets	-0.2%

Top IndustriesFootnote Reference2

Table Summary
Semiconductors & Semiconductor Equipment	19.7%
Interactive Media & Services	10.6%
Software	8.0%
Broadline Retail	6.2%
Technology Hardware, Storage & Peripherals	5.4%
Electric Utilities	3.8%
Capital Markets	3.7%
Banks	3.6%
Hotels, Restaurants & Leisure	3.6%
Oil, Gas & Consumable Fuels	3.3%
Other Industries	32.1%
Footnote	Description
Footnote[1]	Percentages indicated are based upon net assets as of April 30, 2026.
Footnote[2]	Percentages indicated are based upon total investments as of April 30, 2026.

Additional Information

If you wish to view additional information about the Fund; including as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

Contact Us

Phone: 1-800-848-0920

Nationwide Fund

Semi-Annual Shareholder Report - April 30, 2026

SAR-NAT-R (4-26)

Nationwide Fund

Class R6: NWABX

Semi-Annual Shareholder Report - April 30, 2026

This semi-annual shareholder report contains important information about the Nationwide Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026. You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class R6	$27	0.54%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Fund Information

Key Fund Statistics

Table Summary
Net Assets	$1,528,943,141
Number of Portfolio Holdings	57
Portfolio Turnover Rate	10.76%

Asset Class WeightingsFootnote Reference1

Table Summary
Common Stocks	100.2%
Other liabilities in excess of assets	-0.2%

Top IndustriesFootnote Reference2

Table Summary
Semiconductors & Semiconductor Equipment	19.7%
Interactive Media & Services	10.6%
Software	8.0%
Broadline Retail	6.2%
Technology Hardware, Storage & Peripherals	5.4%
Electric Utilities	3.8%
Capital Markets	3.7%
Banks	3.6%
Hotels, Restaurants & Leisure	3.6%
Oil, Gas & Consumable Fuels	3.3%
Other Industries	32.1%
Footnote	Description
Footnote[1]	Percentages indicated are based upon net assets as of April 30, 2026.
Footnote[2]	Percentages indicated are based upon total investments as of April 30, 2026.

Additional Information

If you wish to view additional information about the Fund; including as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

Contact Us

Phone: 1-800-848-0920

Nationwide Fund

Semi-Annual Shareholder Report - April 30, 2026

SAR-NAT-R6  (4-26)

Nationwide Fund

Institutional Service Class: MUIFX

Semi-Annual Shareholder Report - April 30, 2026

This semi-annual shareholder report contains important information about the Nationwide Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026. You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Institutional Service Class	$32	0.62%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Fund Information

Key Fund Statistics

Table Summary
Net Assets	$1,528,943,141
Number of Portfolio Holdings	57
Portfolio Turnover Rate	10.76%

Asset Class WeightingsFootnote Reference1

Table Summary
Common Stocks	100.2%
Other liabilities in excess of assets	-0.2%

Top IndustriesFootnote Reference2

Table Summary
Semiconductors & Semiconductor Equipment	19.7%
Interactive Media & Services	10.6%
Software	8.0%
Broadline Retail	6.2%
Technology Hardware, Storage & Peripherals	5.4%
Electric Utilities	3.8%
Capital Markets	3.7%
Banks	3.6%
Hotels, Restaurants & Leisure	3.6%
Oil, Gas & Consumable Fuels	3.3%
Other Industries	32.1%
Footnote	Description
Footnote[1]	Percentages indicated are based upon net assets as of April 30, 2026.
Footnote[2]	Percentages indicated are based upon total investments as of April 30, 2026.

Additional Information

If you wish to view additional information about the Fund; including as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

Contact Us

Phone: 1-800-848-0920

Nationwide Fund

Semi-Annual Shareholder Report - April 30, 2026

SAR-NAT-IS (4-26)

Nationwide Fundamental All Cap Equity Portfolio

Class R6

Semi-Annual Shareholder Report - April 30, 2026

This semi-annual shareholder report contains important information about the Nationwide Fundamental All Cap Equity Portfolio (the "Fund") for the period of November 1, 2025 to April 30, 2026. You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class R6	$14	0.27%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Fund Information

Key Fund Statistics

Table Summary
Net Assets	$1,563,641,486
Number of Portfolio Holdings	1,549
Portfolio Turnover Rate	24.31%

Asset Class WeightingsFootnote Reference1

Table Summary
Common Stocks	98.8%
Exchange Traded Fund	0.7%
Other assets in excess of liabilities	0.5%

Top IndustriesFootnote Reference2

Table Summary
Semiconductors & Semiconductor Equipment	14.7%
Interactive Media & Services	9.6%
Software	7.3%
Technology Hardware, Storage & Peripherals	6.6%
Banks	4.1%
Broadline Retail	3.8%
Pharmaceuticals	3.8%
Capital Markets	3.7%
Oil, Gas & Consumable Fuels	3.5%
Insurance	3.0%
Other Industries	39.9%
Footnote	Description
Footnote[1]	Percentages indicated are based upon net assets as of April 30, 2026.
Footnote[2]	Percentages indicated are based upon total investments as of April 30, 2026.

Additional Information

If you wish to view additional information about the Fund; including as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

Contact Us

Phone: 1-800-848-0920

Nationwide Fundamental All Cap Equity Portfolio

Semi-Annual Shareholder Report - April 30, 2026

SAR-FACE-R6 (4-26)

Nationwide Geneva Mid Cap Growth Fund

Class A: NWHVX

Semi-Annual Shareholder Report - April 30, 2026

This semi-annual shareholder report contains important information about the Nationwide Geneva Mid Cap Growth Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026. You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class A	$53	1.09%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Fund Information

Key Fund Statistics

Table Summary
Net Assets	$262,463,163
Number of Portfolio Holdings	54
Portfolio Turnover Rate	6.47%

Asset Class WeightingsFootnote Reference1

Table Summary
Common Stocks	95.8%
Other assets in excess of liabilities	4.2%

Top IndustriesFootnote Reference2

Table Summary
Software	13.5%
Electronic Equipment, Instruments & Components	12.0%
Specialty Retail	9.6%
Health Care Equipment & Supplies	8.6%
Aerospace & Defense	7.3%
Professional Services	6.3%
Commercial Services & Supplies	6.1%
Semiconductors & Semiconductor Equipment	4.6%
Capital Markets	4.5%
Building Products	3.1%
Other IndustriesFootnote Reference#	24.4%
Footnote	Description
Footnote#	For purposes of listing top industries, the repurchase agreement is included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of April 30, 2026.
Footnote[2]	Percentages indicated are based upon total investments as of April 30, 2026.

Additional Information

If you wish to view additional information about the Fund; including as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

Contact Us

Phone: 1-800-848-0920

Nationwide Geneva Mid Cap Growth Fund

Semi-Annual Shareholder Report - April 30, 2026

SAR-MCG-A (4-26)

Nationwide Geneva Mid Cap Growth Fund

Class R6: NWKAX

Semi-Annual Shareholder Report - April 30, 2026

This semi-annual shareholder report contains important information about the Nationwide Geneva Mid Cap Growth Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026. You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class R6	$36	0.74%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Fund Information

Key Fund Statistics

Table Summary
Net Assets	$262,463,163
Number of Portfolio Holdings	54
Portfolio Turnover Rate	6.47%

Asset Class WeightingsFootnote Reference1

Table Summary
Common Stocks	95.8%
Other assets in excess of liabilities	4.2%

Top IndustriesFootnote Reference2

Table Summary
Software	13.5%
Electronic Equipment, Instruments & Components	12.0%
Specialty Retail	9.6%
Health Care Equipment & Supplies	8.6%
Aerospace & Defense	7.3%
Professional Services	6.3%
Commercial Services & Supplies	6.1%
Semiconductors & Semiconductor Equipment	4.6%
Capital Markets	4.5%
Building Products	3.1%
Other IndustriesFootnote Reference#	24.4%
Footnote	Description
Footnote#	For purposes of listing top industries, the repurchase agreement is included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of April 30, 2026.
Footnote[2]	Percentages indicated are based upon total investments as of April 30, 2026.

Additional Information

If you wish to view additional information about the Fund; including as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

Contact Us

Phone: 1-800-848-0920

Nationwide Geneva Mid Cap Growth Fund

Semi-Annual Shareholder Report - April 30, 2026

SAR-MCG-R6 (4-26)

Nationwide Geneva Mid Cap Growth Fund

Institutional Service Class: NWHYX

Semi-Annual Shareholder Report - April 30, 2026

This semi-annual shareholder report contains important information about the Nationwide Geneva Mid Cap Growth Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026. You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Institutional Service Class	$41	0.84%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Fund Information

Key Fund Statistics

Table Summary
Net Assets	$262,463,163
Number of Portfolio Holdings	54
Portfolio Turnover Rate	6.47%

Asset Class WeightingsFootnote Reference1

Table Summary
Common Stocks	95.8%
Other assets in excess of liabilities	4.2%

Top IndustriesFootnote Reference2

Table Summary
Software	13.5%
Electronic Equipment, Instruments & Components	12.0%
Specialty Retail	9.6%
Health Care Equipment & Supplies	8.6%
Aerospace & Defense	7.3%
Professional Services	6.3%
Commercial Services & Supplies	6.1%
Semiconductors & Semiconductor Equipment	4.6%
Capital Markets	4.5%
Building Products	3.1%
Other IndustriesFootnote Reference#	24.4%
Footnote	Description
Footnote#	For purposes of listing top industries, the repurchase agreement is included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of April 30, 2026.
Footnote[2]	Percentages indicated are based upon total investments as of April 30, 2026.

Additional Information

If you wish to view additional information about the Fund; including as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

Contact Us

Phone: 1-800-848-0920

Nationwide Geneva Mid Cap Growth Fund

Semi-Annual Shareholder Report - April 30, 2026

SAR-MCG-IS (4-26)

Nationwide Geneva Small Cap Growth Fund

Class A: NWHZX

Semi-Annual Shareholder Report - April 30, 2026

This semi-annual shareholder report contains important information about the Nationwide Geneva Small Cap Growth Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026. You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class A	$61	1.22%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Fund Information

Key Fund Statistics

Table Summary
Net Assets	$1,099,814,883
Number of Portfolio Holdings	60
Portfolio Turnover Rate	8.81%

Asset Class WeightingsFootnote Reference1

Table Summary
Common Stocks	97.6%
Repurchase Agreements	5.1%
Other liabilities in excess of assets	-2.7%

Top IndustriesFootnote Reference2

Table Summary
Machinery	13.7%
Software	8.5%
Semiconductors & Semiconductor Equipment	7.4%
Health Care Equipment & Supplies	6.4%
Professional Services	6.0%
Construction & Engineering	5.5%
Building Products	4.9%
Electronic Equipment, Instruments & Components	4.5%
Life Sciences Tools & Services	3.5%
Hotels, Restaurants & Leisure	3.3%
Other IndustriesFootnote Reference#	36.3%
Footnote	Description
Footnote#	For purposes of listing top industries, the repurchase agreements are included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of April 30, 2026.
Footnote[2]	Percentages indicated are based upon total investments as of April 30, 2026.

Additional Information

If you wish to view additional information about the Fund; including as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

Contact Us

Phone: 1-800-848-0920

Nationwide Geneva Small Cap Growth Fund

Semi-Annual Shareholder Report - April 30, 2026

SAR-SCG- A  (4-26)

Nationwide Geneva Small Cap Growth Fund

Class R6: NWKCX

Semi-Annual Shareholder Report - April 30, 2026

This semi-annual shareholder report contains important information about the Nationwide Geneva Small Cap Growth Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026. You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class R6	$41	0.83%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Fund Information

Key Fund Statistics

Table Summary
Net Assets	$1,099,814,883
Number of Portfolio Holdings	60
Portfolio Turnover Rate	8.81%

Asset Class WeightingsFootnote Reference1

Table Summary
Common Stocks	97.6%
Repurchase Agreements	5.1%
Other liabilities in excess of assets	-2.7%

Top IndustriesFootnote Reference2

Table Summary
Machinery	13.7%
Software	8.5%
Semiconductors & Semiconductor Equipment	7.4%
Health Care Equipment & Supplies	6.4%
Professional Services	6.0%
Construction & Engineering	5.5%
Building Products	4.9%
Electronic Equipment, Instruments & Components	4.5%
Life Sciences Tools & Services	3.5%
Hotels, Restaurants & Leisure	3.3%
Other IndustriesFootnote Reference#	36.3%
Footnote	Description
Footnote#	For purposes of listing top industries, the repurchase agreements are included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of April 30, 2026.
Footnote[2]	Percentages indicated are based upon total investments as of April 30, 2026.

Additional Information

If you wish to view additional information about the Fund; including as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

Contact Us

Phone: 1-800-848-0920

Nationwide Geneva Small Cap Growth Fund

Semi-Annual Shareholder Report - April 30, 2026

SAR-SCG-R6 (4-26)

Nationwide Geneva Small Cap Growth Fund

Institutional Service Class: NWKDX

Semi-Annual Shareholder Report - April 30, 2026

This semi-annual shareholder report contains important information about the Nationwide Geneva Small Cap Growth Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026. You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Institutional Service Class	$49	0.98%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Fund Information

Key Fund Statistics

Table Summary
Net Assets	$1,099,814,883
Number of Portfolio Holdings	60
Portfolio Turnover Rate	8.81%

Asset Class WeightingsFootnote Reference1

Table Summary
Common Stocks	97.6%
Repurchase Agreements	5.1%
Other liabilities in excess of assets	-2.7%

Top IndustriesFootnote Reference2

Table Summary
Machinery	13.7%
Software	8.5%
Semiconductors & Semiconductor Equipment	7.4%
Health Care Equipment & Supplies	6.4%
Professional Services	6.0%
Construction & Engineering	5.5%
Building Products	4.9%
Electronic Equipment, Instruments & Components	4.5%
Life Sciences Tools & Services	3.5%
Hotels, Restaurants & Leisure	3.3%
Other IndustriesFootnote Reference#	36.3%
Footnote	Description
Footnote#	For purposes of listing top industries, the repurchase agreements are included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of April 30, 2026.
Footnote[2]	Percentages indicated are based upon total investments as of April 30, 2026.

Additional Information

If you wish to view additional information about the Fund; including as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

Contact Us

Phone: 1-800-848-0920

Nationwide Geneva Small Cap Growth Fund

Semi-Annual Shareholder Report - April 30, 2026

SAR-SCG-IS (4-26)

Nationwide Schroders Global Equity Fund

Class A: GGEAX

Semi-Annual Shareholder Report - April 30, 2026

This semi-annual shareholder report contains important information about the Nationwide Schroders Global Equity Fund (the "Fund") (formerly known as Nationwide Global Sustainable Equity Fund) for the period of November 1, 2025 to April 30, 2026. You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class A	$56	1.10%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Fund Information

Key Fund Statistics

Table Summary
Net Assets	$246,584,602
Number of Portfolio Holdings	127
Portfolio Turnover Rate	92.30%

Asset Class WeightingsFootnote Reference1

Table Summary
Common Stocks	99.7%
Other assets in excess of liabilities	0.3%

Top CountriesFootnote Reference2

Table Summary
United States	66.9%
United Kingdom	6.4%
Japan	4.5%
Taiwan	3.7%
South Korea	3.2%
Netherlands	1.8%
Spain	1.8%
Germany	1.7%
China	1.4%
France	1.3%
Other Countries	7.3%
Footnote	Description
Footnote[1]	Percentages indicated are based upon net assets as of April 30, 2026.
Footnote[2]	Percentages indicated are based upon total investments as of April 30, 2026.

Additional Information

If you wish to view additional information about the Fund; including as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

Contact Us

Phone: 1-800-848-0920

Nationwide Schroders Global Equity Fund

Semi-Annual Shareholder Report - April 30, 2026

SAR-GEQ-A (4-26)

Nationwide Schroders Global Equity Fund

Class R6: GGEIX

Semi-Annual Shareholder Report - April 30, 2026

This semi-annual shareholder report contains important information about the Nationwide Schroders Global Equity Fund (the "Fund") (formerly known as Nationwide Global Sustainable Equity Fund) for the period of November 1, 2025 to April 30, 2026. You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class R6	$39	0.77%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Fund Information

Key Fund Statistics

Table Summary
Net Assets	$246,584,602
Number of Portfolio Holdings	127
Portfolio Turnover Rate	92.30%

Asset Class WeightingsFootnote Reference1

Table Summary
Common Stocks	99.7%
Other assets in excess of liabilities	0.3%

Top CountriesFootnote Reference2

Table Summary
United States	66.9%
United Kingdom	6.4%
Japan	4.5%
Taiwan	3.7%
South Korea	3.2%
Netherlands	1.8%
Spain	1.8%
Germany	1.7%
China	1.4%
France	1.3%
Other Countries	7.3%
Footnote	Description
Footnote[1]	Percentages indicated are based upon net assets as of April 30, 2026.
Footnote[2]	Percentages indicated are based upon total investments as of April 30, 2026.

Additional Information

If you wish to view additional information about the Fund; including as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

Contact Us

Phone: 1-800-848-0920

Nationwide Schroders Global Equity Fund

Semi-Annual Shareholder Report - April 30, 2026

SAR-GEQ-R6 (4-26)

Nationwide Schroders Global Equity Fund

Institutional Service Class: GGESX

Semi-Annual Shareholder Report - April 30, 2026

This semi-annual shareholder report contains important information about the Nationwide Schroders Global Equity Fund (the "Fund") (formerly known as Nationwide Global Sustainable Equity Fund) for the period of November 1, 2025 to April 30, 2026. You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Institutional Service Class	$52	1.02%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Fund Information

Key Fund Statistics

Table Summary
Net Assets	$246,584,602
Number of Portfolio Holdings	127
Portfolio Turnover Rate	92.30%

Asset Class WeightingsFootnote Reference1

Table Summary
Common Stocks	99.7%
Other assets in excess of liabilities	0.3%

Top CountriesFootnote Reference2

Table Summary
United States	66.9%
United Kingdom	6.4%
Japan	4.5%
Taiwan	3.7%
South Korea	3.2%
Netherlands	1.8%
Spain	1.8%
Germany	1.7%
China	1.4%
France	1.3%
Other Countries	7.3%
Footnote	Description
Footnote[1]	Percentages indicated are based upon net assets as of April 30, 2026.
Footnote[2]	Percentages indicated are based upon total investments as of April 30, 2026.

Additional Information

If you wish to view additional information about the Fund; including as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

Contact Us

Phone: 1-800-848-0920

Nationwide Schroders Global Equity Fund

Semi-Annual Shareholder Report - April 30, 2026

SAR-GEQ-IS (4-26)

Nationwide Government Money Market Fund

Class R6: GMIXX

Semi-Annual Shareholder Report - April 30, 2026

This semi-annual shareholder report contains important information about the Nationwide Government Money Market Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026. You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class R6	$21	0.42%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Fund Information

Key Fund Statistics

Table Summary
Net Assets	$609,417,978
Number of Portfolio Holdings	128
Portfolio Turnover Rate	-%

Asset Class WeightingsFootnote Reference1

Table Summary
Repurchase Agreements	46.6%
U.S. Treasury Obligations	37.7%
U.S. Government Agency Securities	16.1%
Other liabilities in excess of assets	-0.4%

Top Ten HoldingsFootnote Reference2

Table Summary
U.S. Treasury Notes, 3.74%, 1/31/2027	1.8%
U.S. Treasury Bills, 3.85%, 5/14/2026	1.7%
U.S. Treasury Bills, 3.69%, 6/4/2026	1.7%
U.S. Treasury Notes, 3.83%, 7/31/2026	1.5%
U.S. Treasury Notes, 3.74%, 1/31/2028	1.4%
U.S. Treasury Notes, 3.80%, 7/31/2027	1.3%
U.S. Treasury Bills, 3.61%, 5/5/2026	1.0%
U.S. Treasury Notes, 3.83%, 10/31/2027	1.0%
FHLB, 3.64%, 8/21/2026	1.0%
U.S. Treasury Bills, 3.71%, 5/7/2026	1.0%
Other HoldingsFootnote Reference#	86.6%
Footnote	Description
Footnote#	For purposes of listing top holdings, the repurchase agreements are included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of April 30, 2026.
Footnote[2]	Percentages indicated are based upon total investments as of April 30, 2026.

Additional Information

If you wish to view additional information about the Fund; including as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

Contact Us

Phone: 1-800-848-0920

Nationwide Government Money Market Fund

Semi-Annual Shareholder Report - April 30, 2026

SAR-MMKT-R6 (4-26)

Nationwide Government Money Market Fund

Investor: MIFXX

Semi-Annual Shareholder Report - April 30, 2026

This semi-annual shareholder report contains important information about the Nationwide Government Money Market Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026. You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Investor	$26	0.52%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Fund Information

Key Fund Statistics

Table Summary
Net Assets	$609,417,978
Number of Portfolio Holdings	128
Portfolio Turnover Rate	-%

Asset Class WeightingsFootnote Reference1

Table Summary
Repurchase Agreements	46.6%
U.S. Treasury Obligations	37.7%
U.S. Government Agency Securities	16.1%
Other liabilities in excess of assets	-0.4%

Top Ten HoldingsFootnote Reference2

Table Summary
U.S. Treasury Notes, 3.74%, 1/31/2027	1.8%
U.S. Treasury Bills, 3.85%, 5/14/2026	1.7%
U.S. Treasury Bills, 3.69%, 6/4/2026	1.7%
U.S. Treasury Notes, 3.83%, 7/31/2026	1.5%
U.S. Treasury Notes, 3.74%, 1/31/2028	1.4%
U.S. Treasury Notes, 3.80%, 7/31/2027	1.3%
U.S. Treasury Bills, 3.61%, 5/5/2026	1.0%
U.S. Treasury Notes, 3.83%, 10/31/2027	1.0%
FHLB, 3.64%, 8/21/2026	1.0%
U.S. Treasury Bills, 3.71%, 5/7/2026	1.0%
Other HoldingsFootnote Reference#	86.6%
Footnote	Description
Footnote#	For purposes of listing top holdings, the repurchase agreements are included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of April 30, 2026.
Footnote[2]	Percentages indicated are based upon total investments as of April 30, 2026.

Additional Information

If you wish to view additional information about the Fund; including as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

Contact Us

Phone: 1-800-848-0920

Nationwide Government Money Market Fund

Semi-Annual Shareholder Report - April 30, 2026

SAR-MMKT-I (4-26)

Nationwide Government Money Market Fund

Service Class: NWSXX

Semi-Annual Shareholder Report - April 30, 2026

This semi-annual shareholder report contains important information about the Nationwide Government Money Market Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026. You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Service Class	$36	0.72%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Fund Information

Key Fund Statistics

Table Summary
Net Assets	$609,417,978
Number of Portfolio Holdings	128
Portfolio Turnover Rate	-%

Asset Class WeightingsFootnote Reference1

Table Summary
Repurchase Agreements	46.6%
U.S. Treasury Obligations	37.7%
U.S. Government Agency Securities	16.1%
Other liabilities in excess of assets	-0.4%

Top Ten HoldingsFootnote Reference2

Table Summary
U.S. Treasury Notes, 3.74%, 1/31/2027	1.8%
U.S. Treasury Bills, 3.85%, 5/14/2026	1.7%
U.S. Treasury Bills, 3.69%, 6/4/2026	1.7%
U.S. Treasury Notes, 3.83%, 7/31/2026	1.5%
U.S. Treasury Notes, 3.74%, 1/31/2028	1.4%
U.S. Treasury Notes, 3.80%, 7/31/2027	1.3%
U.S. Treasury Bills, 3.61%, 5/5/2026	1.0%
U.S. Treasury Notes, 3.83%, 10/31/2027	1.0%
FHLB, 3.64%, 8/21/2026	1.0%
U.S. Treasury Bills, 3.71%, 5/7/2026	1.0%
Other HoldingsFootnote Reference#	86.6%
Footnote	Description
Footnote#	For purposes of listing top holdings, the repurchase agreements are included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of April 30, 2026.
Footnote[2]	Percentages indicated are based upon total investments as of April 30, 2026.

Additional Information

If you wish to view additional information about the Fund; including as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

Contact Us

Phone: 1-800-848-0920

Nationwide Government Money Market Fund

Semi-Annual Shareholder Report - April 30, 2026

SAR-MMKT-S (4-26)

Nationwide GQG US Quality Equity Fund

Class A: NWAUX

Semi-Annual Shareholder Report - April 30, 2026

This semi-annual shareholder report contains important information about the Nationwide GQG US Quality Equity Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026. You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class A	$48	0.91%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Fund Information

Key Fund Statistics

Table Summary
Net Assets	$251,914,556
Number of Portfolio Holdings	38
Portfolio Turnover Rate	52.40%

Asset Class WeightingsFootnote Reference1

Table Summary
Common Stocks	97.0%
Other assets in excess of liabilities	3.0%

Top IndustriesFootnote Reference2

Table Summary
Oil, Gas & Consumable Fuels	19.6%
Electric Utilities	12.9%
Insurance	12.5%
Diversified Telecommunication Services	11.3%
Tobacco	10.2%
Software	9.3%
Pharmaceuticals	5.8%
Health Care Providers & Services	4.2%
Beverages	3.3%
Water Utilities	3.1%
Other Industries	7.8%
Footnote	Description
Footnote[1]	Percentages indicated are based upon net assets as of April 30, 2026.
Footnote[2]	Percentages indicated are based upon total investments as of April 30, 2026.

Additional Information

If you wish to view additional information about the Fund; including as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

Contact Us

Phone: 1-800-848-0920

Nationwide GQG US Quality Equity Fund

Semi-Annual Shareholder Report - April 30, 2026

SAR-QE-A (4-26)

Nationwide GQG US Quality Equity Fund

Class R6: NWAVX

Semi-Annual Shareholder Report - April 30, 2026

This semi-annual shareholder report contains important information about the Nationwide GQG US Quality Equity Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026. You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class R6	$26	0.49%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Fund Information

Key Fund Statistics

Table Summary
Net Assets	$251,914,556
Number of Portfolio Holdings	38
Portfolio Turnover Rate	52.40%

Asset Class WeightingsFootnote Reference1

Table Summary
Common Stocks	97.0%
Other assets in excess of liabilities	3.0%

Top IndustriesFootnote Reference2

Table Summary
Oil, Gas & Consumable Fuels	19.6%
Electric Utilities	12.9%
Insurance	12.5%
Diversified Telecommunication Services	11.3%
Tobacco	10.2%
Software	9.3%
Pharmaceuticals	5.8%
Health Care Providers & Services	4.2%
Beverages	3.3%
Water Utilities	3.1%
Other Industries	7.8%
Footnote	Description
Footnote[1]	Percentages indicated are based upon net assets as of April 30, 2026.
Footnote[2]	Percentages indicated are based upon total investments as of April 30, 2026.

Additional Information

If you wish to view additional information about the Fund; including as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

Contact Us

Phone: 1-800-848-0920

Nationwide GQG US Quality Equity Fund

Semi-Annual Shareholder Report - April 30, 2026

SAR-QE-R6 (4-26)

Nationwide GQG US Quality Equity Fund

Eagle Class: NWAYX

Semi-Annual Shareholder Report - April 30, 2026

This semi-annual shareholder report contains important information about the Nationwide GQG US Quality Equity Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026. You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Eagle Class	$31	0.59%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Fund Information

Key Fund Statistics

Table Summary
Net Assets	$251,914,556
Number of Portfolio Holdings	38
Portfolio Turnover Rate	52.40%

Asset Class WeightingsFootnote Reference1

Table Summary
Common Stocks	97.0%
Other assets in excess of liabilities	3.0%

Top IndustriesFootnote Reference2

Table Summary
Oil, Gas & Consumable Fuels	19.6%
Electric Utilities	12.9%
Insurance	12.5%
Diversified Telecommunication Services	11.3%
Tobacco	10.2%
Software	9.3%
Pharmaceuticals	5.8%
Health Care Providers & Services	4.2%
Beverages	3.3%
Water Utilities	3.1%
Other Industries	7.8%
Footnote	Description
Footnote[1]	Percentages indicated are based upon net assets as of April 30, 2026.
Footnote[2]	Percentages indicated are based upon total investments as of April 30, 2026.

Additional Information

If you wish to view additional information about the Fund; including as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

Contact Us

Phone: 1-800-848-0920

Nationwide GQG US Quality Equity Fund

Semi-Annual Shareholder Report - April 30, 2026

SAR-QE-E (4-26)

Nationwide GQG US Quality Equity Fund

Institutional Service Class: NWAWX

Semi-Annual Shareholder Report - April 30, 2026

This semi-annual shareholder report contains important information about the Nationwide GQG US Quality Equity Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026. You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Institutional Service Class	$32	0.61%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Fund Information

Key Fund Statistics

Table Summary
Net Assets	$251,914,556
Number of Portfolio Holdings	38
Portfolio Turnover Rate	52.40%

Asset Class WeightingsFootnote Reference1

Table Summary
Common Stocks	97.0%
Other assets in excess of liabilities	3.0%

Top IndustriesFootnote Reference2

Table Summary
Oil, Gas & Consumable Fuels	19.6%
Electric Utilities	12.9%
Insurance	12.5%
Diversified Telecommunication Services	11.3%
Tobacco	10.2%
Software	9.3%
Pharmaceuticals	5.8%
Health Care Providers & Services	4.2%
Beverages	3.3%
Water Utilities	3.1%
Other Industries	7.8%
Footnote	Description
Footnote[1]	Percentages indicated are based upon net assets as of April 30, 2026.
Footnote[2]	Percentages indicated are based upon total investments as of April 30, 2026.

Additional Information

If you wish to view additional information about the Fund; including as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

Contact Us

Phone: 1-800-848-0920

Nationwide GQG US Quality Equity Fund

Semi-Annual Shareholder Report - April 30, 2026

SAR-QE-IS (4-26)

Nationwide Inflation-Protected Securities Fund

Class A: NIFAX

Semi-Annual Shareholder Report - April 30, 2026

This semi-annual shareholder report contains important information about the Nationwide Inflation-Protected Securities Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026. You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class A	$38	0.77%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Fund Information

Key Fund Statistics

Table Summary
Net Assets	$152,239,856
Number of Portfolio Holdings	52
Portfolio Turnover Rate	6.53%

Asset Class WeightingsFootnote Reference1

Table Summary
U.S. Treasury Obligations	88.6%
U.S. Government Agency Security	4.7%
Asset-Backed Securities	4.1%
Collateralized Mortgage Obligations	1.0%
Other assets in excess of liabilities	1.6%

Top Ten HoldingsFootnote Reference2

Table Summary
U.S. Treasury Inflation Linked Notes, 0.38%, 7/15/2027	7.6%
U.S. Treasury Inflation Linked Bonds, 3.63%, 4/15/2028	6.4%
U.S. Treasury Inflation Linked Notes, 0.13%, 7/15/2031	6.1%
U.S. Treasury Inflation Linked Notes, 1.63%, 10/15/2027	6.0%
U.S. Treasury Inflation Linked Bonds, 1.75%, 1/15/2028	5.1%
U.S. Treasury Inflation Linked Notes, 0.13%, 1/15/2030	4.9%
U.S. Treasury Inflation Linked Bonds, 0.63%, 2/15/2043	4.8%
Tennessee Valley Authority, 4.88%, 5/15/2035	4.8%
U.S. Treasury Inflation Linked Bonds, 3.88%, 4/15/2029	4.7%
U.S. Treasury Inflation Linked Bonds, 2.38%, 2/15/2055	4.5%
Other Holdings	45.1%
Footnote	Description
Footnote[1]	Percentages indicated are based upon net assets as of April 30, 2026.
Footnote[2]	Percentages indicated are based upon total investments as of April 30, 2026.

Additional Information

If you wish to view additional information about the Fund; including as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

Contact Us

Phone: 1-800-848-0920

Nationwide Inflation-Protected Securities Fund

Semi-Annual Shareholder Report - April 30, 2026

SAR-IPS-A (4-26)

Nationwide Inflation-Protected Securities Fund

Class R6: NIFIX

Semi-Annual Shareholder Report - April 30, 2026

This semi-annual shareholder report contains important information about the Nationwide Inflation-Protected Securities Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026. You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class R6	$15	0.30%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Fund Information

Key Fund Statistics

Table Summary
Net Assets	$152,239,856
Number of Portfolio Holdings	52
Portfolio Turnover Rate	6.53%

Asset Class WeightingsFootnote Reference1

Table Summary
U.S. Treasury Obligations	88.6%
U.S. Government Agency Security	4.7%
Asset-Backed Securities	4.1%
Collateralized Mortgage Obligations	1.0%
Other assets in excess of liabilities	1.6%

Top Ten HoldingsFootnote Reference2

Table Summary
U.S. Treasury Inflation Linked Notes, 0.38%, 7/15/2027	7.6%
U.S. Treasury Inflation Linked Bonds, 3.63%, 4/15/2028	6.4%
U.S. Treasury Inflation Linked Notes, 0.13%, 7/15/2031	6.1%
U.S. Treasury Inflation Linked Notes, 1.63%, 10/15/2027	6.0%
U.S. Treasury Inflation Linked Bonds, 1.75%, 1/15/2028	5.1%
U.S. Treasury Inflation Linked Notes, 0.13%, 1/15/2030	4.9%
U.S. Treasury Inflation Linked Bonds, 0.63%, 2/15/2043	4.8%
Tennessee Valley Authority, 4.88%, 5/15/2035	4.8%
U.S. Treasury Inflation Linked Bonds, 3.88%, 4/15/2029	4.7%
U.S. Treasury Inflation Linked Bonds, 2.38%, 2/15/2055	4.5%
Other Holdings	45.1%
Footnote	Description
Footnote[1]	Percentages indicated are based upon net assets as of April 30, 2026.
Footnote[2]	Percentages indicated are based upon total investments as of April 30, 2026.

Additional Information

If you wish to view additional information about the Fund; including as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

Contact Us

Phone: 1-800-848-0920

Nationwide Inflation-Protected Securities Fund

Semi-Annual Shareholder Report - April 30, 2026

SAR-IPS-R6 (4-26)

Nationwide Inflation-Protected Securities Fund

Institutional Service Class: NWXNX

Semi-Annual Shareholder Report - April 30, 2026

This semi-annual shareholder report contains important information about the Nationwide Inflation-Protected Securities Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026. You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Institutional Service Class	$23	0.46%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Fund Information

Key Fund Statistics

Table Summary
Net Assets	$152,239,856
Number of Portfolio Holdings	52
Portfolio Turnover Rate	6.53%

Asset Class WeightingsFootnote Reference1

Table Summary
U.S. Treasury Obligations	88.6%
U.S. Government Agency Security	4.7%
Asset-Backed Securities	4.1%
Collateralized Mortgage Obligations	1.0%
Other assets in excess of liabilities	1.6%

Top Ten HoldingsFootnote Reference2

Table Summary
U.S. Treasury Inflation Linked Notes, 0.38%, 7/15/2027	7.6%
U.S. Treasury Inflation Linked Bonds, 3.63%, 4/15/2028	6.4%
U.S. Treasury Inflation Linked Notes, 0.13%, 7/15/2031	6.1%
U.S. Treasury Inflation Linked Notes, 1.63%, 10/15/2027	6.0%
U.S. Treasury Inflation Linked Bonds, 1.75%, 1/15/2028	5.1%
U.S. Treasury Inflation Linked Notes, 0.13%, 1/15/2030	4.9%
U.S. Treasury Inflation Linked Bonds, 0.63%, 2/15/2043	4.8%
Tennessee Valley Authority, 4.88%, 5/15/2035	4.8%
U.S. Treasury Inflation Linked Bonds, 3.88%, 4/15/2029	4.7%
U.S. Treasury Inflation Linked Bonds, 2.38%, 2/15/2055	4.5%
Other Holdings	45.1%
Footnote	Description
Footnote[1]	Percentages indicated are based upon net assets as of April 30, 2026.
Footnote[2]	Percentages indicated are based upon total investments as of April 30, 2026.

Additional Information

If you wish to view additional information about the Fund; including as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

Contact Us

Phone: 1-800-848-0920

Nationwide Inflation-Protected Securities Fund

Semi-Annual Shareholder Report - April 30, 2026

SAR-IPS-IS (4-26)

Nationwide International Equity Portfolio

Class R6

Semi-Annual Shareholder Report - April 30, 2026

This semi-annual shareholder report contains important information about the Nationwide International Equity Portfolio (the "Fund") for the period of November 1, 2025 to April 30, 2026. You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class R6	$26	0.48%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Fund Information

Key Fund Statistics

Table Summary
Net Assets	$1,116,689,639
Number of Portfolio Holdings	192
Portfolio Turnover Rate	43.46%

Asset Class WeightingsFootnote Reference1

Table Summary
Common Stocks	96.6%
Total Return Swaps	0.9%
Other assets in excess of liabilities	2.5%

Top CountriesFootnote Reference2

Table Summary
Japan	35.4%
Germany	8.4%
Australia	7.8%
Netherlands	7.6%
Switzerland	6.1%
Italy	5.6%
Singapore	4.8%
United States	4.2%
Israel	4.2%
Sweden	3.7%
Other Countries	12.2%
Footnote	Description
Footnote[1]	Percentages indicated are based upon net assets as of April 30, 2026.
Footnote[2]	Percentages indicated are based upon total investments as of April 30, 2026.

Additional Information

If you wish to view additional information about the Fund; including as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

Contact Us

Phone: 1-800-848-0920

Nationwide International Equity Portfolio

Semi-Annual Shareholder Report - April 30, 2026

SAR-IEP-R6 (4-26)

Nationwide International Index Fund

Class A: GIIAX

Semi-Annual Shareholder Report - April 30, 2026

This semi-annual shareholder report contains important information about the Nationwide International Index Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026. You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class A	$36	0.70%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Fund Information

Key Fund Statistics

Table Summary
Net Assets	$854,631,508
Number of Portfolio Holdings	700
Portfolio Turnover Rate	3.50%

Asset Class WeightingsFootnote Reference1

Table Summary
Common Stocks	98.2%
Repurchase Agreements	2.4%
Other liabilities in excess of assets	-0.6%

Top CountriesFootnote Reference2

Table Summary
Japan	22.6%
United Kingdom	10.9%
Germany	8.8%
United States	8.8%
France	8.2%
Australia	7.4%
Netherlands	4.8%
Switzerland	4.6%
Spain	3.6%
Italy	3.3%
Other CountriesFootnote Reference#	17.0%
Footnote	Description
Footnote#	For purposes of listing top countries, the repurchase agreements are included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of April 30, 2026.
Footnote[2]	Percentages indicated are based upon total investments as of April 30, 2026.

Additional Information

If you wish to view additional information about the Fund; including as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

Contact Us

Phone: 1-800-848-0920

Nationwide International Index Fund

Semi-Annual Shareholder Report - April 30, 2026

SAR-INTX-A (4-26)

Nationwide International Index Fund

Class R: GIIRX

Semi-Annual Shareholder Report - April 30, 2026

This semi-annual shareholder report contains important information about the Nationwide International Index Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026. You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class R	$54	1.04%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Fund Information

Key Fund Statistics

Table Summary
Net Assets	$854,631,508
Number of Portfolio Holdings	700
Portfolio Turnover Rate	3.50%

Asset Class WeightingsFootnote Reference1

Table Summary
Common Stocks	98.2%
Repurchase Agreements	2.4%
Other liabilities in excess of assets	-0.6%

Top CountriesFootnote Reference2

Table Summary
Japan	22.6%
United Kingdom	10.9%
Germany	8.8%
United States	8.8%
France	8.2%
Australia	7.4%
Netherlands	4.8%
Switzerland	4.6%
Spain	3.6%
Italy	3.3%
Other CountriesFootnote Reference#	17.0%
Footnote	Description
Footnote#	For purposes of listing top countries, the repurchase agreements are included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of April 30, 2026.
Footnote[2]	Percentages indicated are based upon total investments as of April 30, 2026.

Additional Information

If you wish to view additional information about the Fund; including as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

Contact Us

Phone: 1-800-848-0920

Nationwide International Index Fund

Semi-Annual Shareholder Report - April 30, 2026

SAR-INTX-R (4-26)

Nationwide International Index Fund

Class R6: GIXIX

Semi-Annual Shareholder Report - April 30, 2026

This semi-annual shareholder report contains important information about the Nationwide International Index Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026. You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class R6	$15	0.30%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Fund Information

Key Fund Statistics

Table Summary
Net Assets	$854,631,508
Number of Portfolio Holdings	700
Portfolio Turnover Rate	3.50%

Asset Class WeightingsFootnote Reference1

Table Summary
Common Stocks	98.2%
Repurchase Agreements	2.4%
Other liabilities in excess of assets	-0.6%

Top CountriesFootnote Reference2

Table Summary
Japan	22.6%
United Kingdom	10.9%
Germany	8.8%
United States	8.8%
France	8.2%
Australia	7.4%
Netherlands	4.8%
Switzerland	4.6%
Spain	3.6%
Italy	3.3%
Other CountriesFootnote Reference#	17.0%
Footnote	Description
Footnote#	For purposes of listing top countries, the repurchase agreements are included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of April 30, 2026.
Footnote[2]	Percentages indicated are based upon total investments as of April 30, 2026.

Additional Information

If you wish to view additional information about the Fund; including as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

Contact Us

Phone: 1-800-848-0920

Nationwide International Index Fund

Semi-Annual Shareholder Report - April 30, 2026

SAR-INTX-R6 (4-26)

Nationwide International Index Fund

Institutional Service Class: NWXPX

Semi-Annual Shareholder Report - April 30, 2026

This semi-annual shareholder report contains important information about the Nationwide International Index Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026. You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Institutional Service Class	$28	0.55%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Fund Information

Key Fund Statistics

Table Summary
Net Assets	$854,631,508
Number of Portfolio Holdings	700
Portfolio Turnover Rate	3.50%

Asset Class WeightingsFootnote Reference1

Table Summary
Common Stocks	98.2%
Repurchase Agreements	2.4%
Other liabilities in excess of assets	-0.6%

Top CountriesFootnote Reference2

Table Summary
Japan	22.6%
United Kingdom	10.9%
Germany	8.8%
United States	8.8%
France	8.2%
Australia	7.4%
Netherlands	4.8%
Switzerland	4.6%
Spain	3.6%
Italy	3.3%
Other CountriesFootnote Reference#	17.0%
Footnote	Description
Footnote#	For purposes of listing top countries, the repurchase agreements are included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of April 30, 2026.
Footnote[2]	Percentages indicated are based upon total investments as of April 30, 2026.

Additional Information

If you wish to view additional information about the Fund; including as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

Contact Us

Phone: 1-800-848-0920

Nationwide International Index Fund

Semi-Annual Shareholder Report - April 30, 2026

SAR-INTX-IS (4-26)

Nationwide International Small Cap Fund

Class A: NWXSX

Semi-Annual Shareholder Report - April 30, 2026

This semi-annual shareholder report contains important information about the Nationwide International Small Cap Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026. You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class A	$68	1.27%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Fund Information

Key Fund Statistics

Table Summary
Net Assets	$293,375,941
Number of Portfolio Holdings	232
Portfolio Turnover Rate	76.87%

Asset Class WeightingsFootnote Reference1

Table Summary
Common Stocks	96.1%
Repurchase Agreements	4.6%
Exchange Traded Fund	1.5%
Other liabilities in excess of assets	-2.2%

Top CountriesFootnote Reference2

Table Summary
Japan	32.0%
United Kingdom	13.5%
Canada	5.3%
Israel	5.0%
Netherlands	4.3%
Australia	3.4%
France	2.8%
United States	2.5%
Taiwan	2.4%
Hong Kong	2.2%
Other CountriesFootnote Reference#	26.6%
Footnote	Description
Footnote#	For purposes of listing top countries, the repurchase agreements are included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of April 30, 2026.
Footnote[2]	Percentages indicated are based upon total investments as of April 30, 2026.

Additional Information

If you wish to view additional information about the Fund; including as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

Contact Us

Phone: 1-800-848-0920

Nationwide International Small Cap Fund

Semi-Annual Shareholder Report - April 30, 2026

SAR-ISC-A (4-26)

Nationwide International Small Cap Fund

Class R6: NWXUX

Semi-Annual Shareholder Report - April 30, 2026

This semi-annual shareholder report contains important information about the Nationwide International Small Cap Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026. You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class R6	$50	0.93%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Fund Information

Key Fund Statistics

Table Summary
Net Assets	$293,375,941
Number of Portfolio Holdings	232
Portfolio Turnover Rate	76.87%

Asset Class WeightingsFootnote Reference1

Table Summary
Common Stocks	96.1%
Repurchase Agreements	4.6%
Exchange Traded Fund	1.5%
Other liabilities in excess of assets	-2.2%

Top CountriesFootnote Reference2

Table Summary
Japan	32.0%
United Kingdom	13.5%
Canada	5.3%
Israel	5.0%
Netherlands	4.3%
Australia	3.4%
France	2.8%
United States	2.5%
Taiwan	2.4%
Hong Kong	2.2%
Other CountriesFootnote Reference#	26.6%
Footnote	Description
Footnote#	For purposes of listing top countries, the repurchase agreements are included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of April 30, 2026.
Footnote[2]	Percentages indicated are based upon total investments as of April 30, 2026.

Additional Information

If you wish to view additional information about the Fund; including as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

Contact Us

Phone: 1-800-848-0920

Nationwide International Small Cap Fund

Semi-Annual Shareholder Report - April 30, 2026

SAR-ISC-R6 (4-26)

Nationwide International Small Cap Fund

Institutional Service Class: NWXVX

Semi-Annual Shareholder Report - April 30, 2026

This semi-annual shareholder report contains important information about the Nationwide International Small Cap Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026. You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Institutional Service Class	$56	1.05%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Fund Information

Key Fund Statistics

Table Summary
Net Assets	$293,375,941
Number of Portfolio Holdings	232
Portfolio Turnover Rate	76.87%

Asset Class WeightingsFootnote Reference1

Table Summary
Common Stocks	96.1%
Repurchase Agreements	4.6%
Exchange Traded Fund	1.5%
Other liabilities in excess of assets	-2.2%

Top CountriesFootnote Reference2

Table Summary
Japan	32.0%
United Kingdom	13.5%
Canada	5.3%
Israel	5.0%
Netherlands	4.3%
Australia	3.4%
France	2.8%
United States	2.5%
Taiwan	2.4%
Hong Kong	2.2%
Other CountriesFootnote Reference#	26.6%
Footnote	Description
Footnote#	For purposes of listing top countries, the repurchase agreements are included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of April 30, 2026.
Footnote[2]	Percentages indicated are based upon total investments as of April 30, 2026.

Additional Information

If you wish to view additional information about the Fund; including as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

Contact Us

Phone: 1-800-848-0920

Nationwide International Small Cap Fund

Semi-Annual Shareholder Report - April 30, 2026

SAR-ISC-IS (4-26)

Nationwide Investor Destinations Aggressive Fund

Class A: NDAAX

Semi-Annual Shareholder Report - April 30, 2026

This semi-annual shareholder report contains important information about the Nationwide Investor Destinations Aggressive Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026. You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class A	$27	0.52%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Fund Information

Key Fund Statistics

Table Summary
Net Assets	$686,510,816
Number of Portfolio Holdings	19
Portfolio Turnover Rate	15.84%

Asset Class WeightingsFootnote Reference1

Table Summary
Equity Fund	94.7%
Repurchase Agreement	8.3%
Fixed Income Fund	5.4%
Other liabilities in excess of assets	-8.4%

Top Ten HoldingsFootnote Reference2

Table Summary
Nationwide Fundamental All Cap Equity Portfolio, Class R6	14.7%
Nationwide International Equity Portfolio, Class R6	11.7%
Nationwide U.S. 130/30 Equity Portfolio, Class R6	10.8%
Nationwide Large Cap Equity Portfolio, Class R6	10.7%
Nationwide International Index Fund, Class R6	9.9%
iShares Core MSCI Emerging Markets ETF	9.5%
Nationwide Mid Cap Market Index Fund, Class R6	8.2%
iShares Core S&P Small-Cap ETF	4.9%
Nationwide Bond Portfolio, Class R6	3.6%
iShares Core S&P 500 ETF	3.0%
Other HoldingsFootnote Reference#	13.0%
Footnote	Description
Footnote#	For purposes of listing top holdings, the repurchase agreements are included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of April 30, 2026.
Footnote[2]	Percentages indicated are based upon total investments as of April 30, 2026.

Additional Information

If you wish to view additional information about the Fund; including as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

Contact Us

Phone: 1-800-848-0920

Nationwide Investor Destinations Aggressive Fund

Semi-Annual Shareholder Report - April 30, 2026

SAR-ID-AG-A (4-26)

Nationwide Investor Destinations Aggressive Fund

Class R: GAFRX

Semi-Annual Shareholder Report - April 30, 2026

This semi-annual shareholder report contains important information about the Nationwide Investor Destinations Aggressive Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026. You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class R	$43	0.83%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Fund Information

Key Fund Statistics

Table Summary
Net Assets	$686,510,816
Number of Portfolio Holdings	19
Portfolio Turnover Rate	15.84%

Asset Class WeightingsFootnote Reference1

Table Summary
Equity Fund	94.7%
Repurchase Agreement	8.3%
Fixed Income Fund	5.4%
Other liabilities in excess of assets	-8.4%

Top Ten HoldingsFootnote Reference2

Table Summary
Nationwide Fundamental All Cap Equity Portfolio, Class R6	14.7%
Nationwide International Equity Portfolio, Class R6	11.7%
Nationwide U.S. 130/30 Equity Portfolio, Class R6	10.8%
Nationwide Large Cap Equity Portfolio, Class R6	10.7%
Nationwide International Index Fund, Class R6	9.9%
iShares Core MSCI Emerging Markets ETF	9.5%
Nationwide Mid Cap Market Index Fund, Class R6	8.2%
iShares Core S&P Small-Cap ETF	4.9%
Nationwide Bond Portfolio, Class R6	3.6%
iShares Core S&P 500 ETF	3.0%
Other HoldingsFootnote Reference#	13.0%
Footnote	Description
Footnote#	For purposes of listing top holdings, the repurchase agreements are included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of April 30, 2026.
Footnote[2]	Percentages indicated are based upon total investments as of April 30, 2026.

Additional Information

If you wish to view additional information about the Fund; including as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

Contact Us

Phone: 1-800-848-0920

Nationwide Investor Destinations Aggressive Fund

Semi-Annual Shareholder Report - April 30, 2026

SAR-ID-AG-R (4-26)

Nationwide Investor Destinations Aggressive Fund

Class R6: GAIDX

Semi-Annual Shareholder Report - April 30, 2026

This semi-annual shareholder report contains important information about the Nationwide Investor Destinations Aggressive Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026. You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class R6	$10	0.19%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Fund Information

Key Fund Statistics

Table Summary
Net Assets	$686,510,816
Number of Portfolio Holdings	19
Portfolio Turnover Rate	15.84%

Asset Class WeightingsFootnote Reference1

Table Summary
Equity Fund	94.7%
Repurchase Agreement	8.3%
Fixed Income Fund	5.4%
Other liabilities in excess of assets	-8.4%

Top Ten HoldingsFootnote Reference2

Table Summary
Nationwide Fundamental All Cap Equity Portfolio, Class R6	14.7%
Nationwide International Equity Portfolio, Class R6	11.7%
Nationwide U.S. 130/30 Equity Portfolio, Class R6	10.8%
Nationwide Large Cap Equity Portfolio, Class R6	10.7%
Nationwide International Index Fund, Class R6	9.9%
iShares Core MSCI Emerging Markets ETF	9.5%
Nationwide Mid Cap Market Index Fund, Class R6	8.2%
iShares Core S&P Small-Cap ETF	4.9%
Nationwide Bond Portfolio, Class R6	3.6%
iShares Core S&P 500 ETF	3.0%
Other HoldingsFootnote Reference#	13.0%
Footnote	Description
Footnote#	For purposes of listing top holdings, the repurchase agreements are included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of April 30, 2026.
Footnote[2]	Percentages indicated are based upon total investments as of April 30, 2026.

Additional Information

If you wish to view additional information about the Fund; including as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

Contact Us

Phone: 1-800-848-0920

Nationwide Investor Destinations Aggressive Fund

Semi-Annual Shareholder Report - April 30, 2026

SAR-ID-AG-R6 (4-26)

Nationwide Investor Destinations Aggressive Fund

Institutional Service Class: NWWHX

Semi-Annual Shareholder Report - April 30, 2026

This semi-annual shareholder report contains important information about the Nationwide Investor Destinations Aggressive Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026. You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Institutional Service Class	$15	0.29%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Fund Information

Key Fund Statistics

Table Summary
Net Assets	$686,510,816
Number of Portfolio Holdings	19
Portfolio Turnover Rate	15.84%

Asset Class WeightingsFootnote Reference1

Table Summary
Equity Fund	94.7%
Repurchase Agreement	8.3%
Fixed Income Fund	5.4%
Other liabilities in excess of assets	-8.4%

Top Ten HoldingsFootnote Reference2

Table Summary
Nationwide Fundamental All Cap Equity Portfolio, Class R6	14.7%
Nationwide International Equity Portfolio, Class R6	11.7%
Nationwide U.S. 130/30 Equity Portfolio, Class R6	10.8%
Nationwide Large Cap Equity Portfolio, Class R6	10.7%
Nationwide International Index Fund, Class R6	9.9%
iShares Core MSCI Emerging Markets ETF	9.5%
Nationwide Mid Cap Market Index Fund, Class R6	8.2%
iShares Core S&P Small-Cap ETF	4.9%
Nationwide Bond Portfolio, Class R6	3.6%
iShares Core S&P 500 ETF	3.0%
Other HoldingsFootnote Reference#	13.0%
Footnote	Description
Footnote#	For purposes of listing top holdings, the repurchase agreements are included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of April 30, 2026.
Footnote[2]	Percentages indicated are based upon total investments as of April 30, 2026.

Additional Information

If you wish to view additional information about the Fund; including as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

Contact Us

Phone: 1-800-848-0920

Nationwide Investor Destinations Aggressive Fund

Semi-Annual Shareholder Report - April 30, 2026

SAR-ID-AG-IS (4-26)

Nationwide Investor Destinations Aggressive Fund

Service Class: NDASX

Semi-Annual Shareholder Report - April 30, 2026

This semi-annual shareholder report contains important information about the Nationwide Investor Destinations Aggressive Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026. You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Service Class	$31	0.59%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Fund Information

Key Fund Statistics

Table Summary
Net Assets	$686,510,816
Number of Portfolio Holdings	19
Portfolio Turnover Rate	15.84%

Asset Class WeightingsFootnote Reference1

Table Summary
Equity Fund	94.7%
Repurchase Agreement	8.3%
Fixed Income Fund	5.4%
Other liabilities in excess of assets	-8.4%

Top Ten HoldingsFootnote Reference2

Table Summary
Nationwide Fundamental All Cap Equity Portfolio, Class R6	14.7%
Nationwide International Equity Portfolio, Class R6	11.7%
Nationwide U.S. 130/30 Equity Portfolio, Class R6	10.8%
Nationwide Large Cap Equity Portfolio, Class R6	10.7%
Nationwide International Index Fund, Class R6	9.9%
iShares Core MSCI Emerging Markets ETF	9.5%
Nationwide Mid Cap Market Index Fund, Class R6	8.2%
iShares Core S&P Small-Cap ETF	4.9%
Nationwide Bond Portfolio, Class R6	3.6%
iShares Core S&P 500 ETF	3.0%
Other HoldingsFootnote Reference#	13.0%
Footnote	Description
Footnote#	For purposes of listing top holdings, the repurchase agreements are included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of April 30, 2026.
Footnote[2]	Percentages indicated are based upon total investments as of April 30, 2026.

Additional Information

If you wish to view additional information about the Fund; including as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

Contact Us

Phone: 1-800-848-0920

Nationwide Investor Destinations Aggressive Fund

Semi-Annual Shareholder Report - April 30, 2026

SAR-ID-AG-S (4-26)

Nationwide Investor Destinations Conservative Fund

Class A: NDCAX

Semi-Annual Shareholder Report - April 30, 2026

This semi-annual shareholder report contains important information about the Nationwide Investor Destinations Conservative Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026. You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class A	$28	0.56%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Fund Information

Key Fund Statistics

Table Summary
Net Assets	$237,003,787
Number of Portfolio Holdings	21
Portfolio Turnover Rate	16.63%

Asset Class WeightingsFootnote Reference1

Table Summary
Fixed Income Fund	72.6%
Equity Fund	25.0%
Alternative Assets	2.5%
Repurchase Agreement	1.6%
Other liabilities in excess of assets	-1.7%

Top Ten HoldingsFootnote Reference2

Table Summary
Nationwide Bond Portfolio, Class R6	30.5%
Nationwide Loomis Short Term Bond Fund, Class R6	13.8%
Nationwide Loomis Core Bond Fund, Class R6	11.3%
iShares J.P. Morgan USD Emerging Markets Bond ETF	5.4%
Nationwide Inflation-Protected Securities Fund, Class R6	4.9%
iShares Core International Aggregate Bond ETF	4.9%
iShares Core S&P 500 ETF	3.5%
Nationwide International Equity Portfolio, Class R6	3.3%
Nationwide International Index Fund, Class R6	3.1%
JPMorgan Equity Premium Income ETF	2.9%
Other HoldingsFootnote Reference#	16.4%
Footnote	Description
Footnote#	For purposes of listing top holdings, the repurchase agreement is included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of April 30, 2026.
Footnote[2]	Percentages indicated are based upon total investments as of April 30, 2026.

Additional Information

If you wish to view additional information about the Fund; including as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

Contact Us

Phone: 1-800-848-0920

Nationwide Investor Destinations Conservative Fund

Semi-Annual Shareholder Report - April 30, 2026

SAR-ID-CON-A (4-26)

Nationwide Investor Destinations Conservative Fund

Class R: GCFRX

Semi-Annual Shareholder Report - April 30, 2026

This semi-annual shareholder report contains important information about the Nationwide Investor Destinations Conservative Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026. You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class R	$44	0.88%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Fund Information

Key Fund Statistics

Table Summary
Net Assets	$237,003,787
Number of Portfolio Holdings	21
Portfolio Turnover Rate	16.63%

Asset Class WeightingsFootnote Reference1

Table Summary
Fixed Income Fund	72.6%
Equity Fund	25.0%
Alternative Assets	2.5%
Repurchase Agreement	1.6%
Other liabilities in excess of assets	-1.7%

Top Ten HoldingsFootnote Reference2

Table Summary
Nationwide Bond Portfolio, Class R6	30.5%
Nationwide Loomis Short Term Bond Fund, Class R6	13.8%
Nationwide Loomis Core Bond Fund, Class R6	11.3%
iShares J.P. Morgan USD Emerging Markets Bond ETF	5.4%
Nationwide Inflation-Protected Securities Fund, Class R6	4.9%
iShares Core International Aggregate Bond ETF	4.9%
iShares Core S&P 500 ETF	3.5%
Nationwide International Equity Portfolio, Class R6	3.3%
Nationwide International Index Fund, Class R6	3.1%
JPMorgan Equity Premium Income ETF	2.9%
Other HoldingsFootnote Reference#	16.4%
Footnote	Description
Footnote#	For purposes of listing top holdings, the repurchase agreement is included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of April 30, 2026.
Footnote[2]	Percentages indicated are based upon total investments as of April 30, 2026.

Additional Information

If you wish to view additional information about the Fund; including as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

Contact Us

Phone: 1-800-848-0920

Nationwide Investor Destinations Conservative Fund

Semi-Annual Shareholder Report - April 30, 2026

SAR-ID-CON-R (4-26)

Nationwide Investor Destinations Conservative Fund

Class R6: GIMCX

Semi-Annual Shareholder Report - April 30, 2026

This semi-annual shareholder report contains important information about the Nationwide Investor Destinations Conservative Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026. You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class R6	$11	0.23%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Fund Information

Key Fund Statistics

Table Summary
Net Assets	$237,003,787
Number of Portfolio Holdings	21
Portfolio Turnover Rate	16.63%

Asset Class WeightingsFootnote Reference1

Table Summary
Fixed Income Fund	72.6%
Equity Fund	25.0%
Alternative Assets	2.5%
Repurchase Agreement	1.6%
Other liabilities in excess of assets	-1.7%

Top Ten HoldingsFootnote Reference2

Table Summary
Nationwide Bond Portfolio, Class R6	30.5%
Nationwide Loomis Short Term Bond Fund, Class R6	13.8%
Nationwide Loomis Core Bond Fund, Class R6	11.3%
iShares J.P. Morgan USD Emerging Markets Bond ETF	5.4%
Nationwide Inflation-Protected Securities Fund, Class R6	4.9%
iShares Core International Aggregate Bond ETF	4.9%
iShares Core S&P 500 ETF	3.5%
Nationwide International Equity Portfolio, Class R6	3.3%
Nationwide International Index Fund, Class R6	3.1%
JPMorgan Equity Premium Income ETF	2.9%
Other HoldingsFootnote Reference#	16.4%
Footnote	Description
Footnote#	For purposes of listing top holdings, the repurchase agreement is included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of April 30, 2026.
Footnote[2]	Percentages indicated are based upon total investments as of April 30, 2026.

Additional Information

If you wish to view additional information about the Fund; including as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

Contact Us

Phone: 1-800-848-0920

Nationwide Investor Destinations Conservative Fund

Semi-Annual Shareholder Report - April 30, 2026

SAR-ID-CON-R6 (4-26)

Nationwide Investor Destinations Conservative Fund

Institutional Service Class: NWWLX

Semi-Annual Shareholder Report - April 30, 2026

This semi-annual shareholder report contains important information about the Nationwide Investor Destinations Conservative Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026. You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Institutional Service Class	$15	0.29%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Fund Information

Key Fund Statistics

Table Summary
Net Assets	$237,003,787
Number of Portfolio Holdings	21
Portfolio Turnover Rate	16.63%

Asset Class WeightingsFootnote Reference1

Table Summary
Fixed Income Fund	72.6%
Equity Fund	25.0%
Alternative Assets	2.5%
Repurchase Agreement	1.6%
Other liabilities in excess of assets	-1.7%

Top Ten HoldingsFootnote Reference2

Table Summary
Nationwide Bond Portfolio, Class R6	30.5%
Nationwide Loomis Short Term Bond Fund, Class R6	13.8%
Nationwide Loomis Core Bond Fund, Class R6	11.3%
iShares J.P. Morgan USD Emerging Markets Bond ETF	5.4%
Nationwide Inflation-Protected Securities Fund, Class R6	4.9%
iShares Core International Aggregate Bond ETF	4.9%
iShares Core S&P 500 ETF	3.5%
Nationwide International Equity Portfolio, Class R6	3.3%
Nationwide International Index Fund, Class R6	3.1%
JPMorgan Equity Premium Income ETF	2.9%
Other HoldingsFootnote Reference#	16.4%
Footnote	Description
Footnote#	For purposes of listing top holdings, the repurchase agreement is included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of April 30, 2026.
Footnote[2]	Percentages indicated are based upon total investments as of April 30, 2026.

Additional Information

If you wish to view additional information about the Fund; including as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

Contact Us

Phone: 1-800-848-0920

Nationwide Investor Destinations Conservative Fund

Semi-Annual Shareholder Report - April 30, 2026

SAR-ID-CON-IS (4-26)

Nationwide Investor Destinations Conservative Fund

Service Class: NDCSX

Semi-Annual Shareholder Report - April 30, 2026

This semi-annual shareholder report contains important information about the Nationwide Investor Destinations Conservative Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026. You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Service Class	$32	0.63%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Fund Information

Key Fund Statistics

Table Summary
Net Assets	$237,003,787
Number of Portfolio Holdings	21
Portfolio Turnover Rate	16.63%

Asset Class WeightingsFootnote Reference1

Table Summary
Fixed Income Fund	72.6%
Equity Fund	25.0%
Alternative Assets	2.5%
Repurchase Agreement	1.6%
Other liabilities in excess of assets	-1.7%

Top Ten HoldingsFootnote Reference2

Table Summary
Nationwide Bond Portfolio, Class R6	30.5%
Nationwide Loomis Short Term Bond Fund, Class R6	13.8%
Nationwide Loomis Core Bond Fund, Class R6	11.3%
iShares J.P. Morgan USD Emerging Markets Bond ETF	5.4%
Nationwide Inflation-Protected Securities Fund, Class R6	4.9%
iShares Core International Aggregate Bond ETF	4.9%
iShares Core S&P 500 ETF	3.5%
Nationwide International Equity Portfolio, Class R6	3.3%
Nationwide International Index Fund, Class R6	3.1%
JPMorgan Equity Premium Income ETF	2.9%
Other HoldingsFootnote Reference#	16.4%
Footnote	Description
Footnote#	For purposes of listing top holdings, the repurchase agreement is included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of April 30, 2026.
Footnote[2]	Percentages indicated are based upon total investments as of April 30, 2026.

Additional Information

If you wish to view additional information about the Fund; including as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

Contact Us

Phone: 1-800-848-0920

Nationwide Investor Destinations Conservative Fund

Semi-Annual Shareholder Report - April 30, 2026

SAR-ID-CON-S (4-26)

Nationwide Investor Destinations Moderate Fund

Class A: NADMX

Semi-Annual Shareholder Report - April 30, 2026

This semi-annual shareholder report contains important information about the Nationwide Investor Destinations Moderate Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026. You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class A	$26	0.50%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Fund Information

Key Fund Statistics

Table Summary
Net Assets	$641,880,559
Number of Portfolio Holdings	24
Portfolio Turnover Rate	15.45%

Asset Class WeightingsFootnote Reference1

Table Summary
Equity Fund	62.1%
Fixed Income Fund	36.9%
Repurchase Agreement	5.3%
Alternative Assets	1.0%
Other liabilities in excess of assets	-5.3%

Top Ten HoldingsFootnote Reference2

Table Summary
Nationwide Bond Portfolio, Class R6	20.7%
Nationwide Fundamental All Cap Equity Portfolio, Class R6	9.7%
Nationwide International Equity Portfolio, Class R6	9.1%
Nationwide Large Cap Equity Portfolio, Class R6	7.2%
Nationwide U.S. 130/30 Equity Portfolio, Class R6	7.2%
Nationwide International Index Fund, Class R6	7.2%
Nationwide Loomis Short Term Bond Fund, Class R6	6.3%
Nationwide Loomis Core Bond Fund, Class R6	5.6%
iShares Core MSCI Emerging Markets ETF	5.4%
iShares Core S&P Small-Cap ETF	3.8%
Other HoldingsFootnote Reference#	17.8%
Footnote	Description
Footnote#	For purposes of listing top holdings, the repurchase agreements are included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of April 30, 2026.
Footnote[2]	Percentages indicated are based upon total investments as of April 30, 2026.

Additional Information

If you wish to view additional information about the Fund; including as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

Contact Us

Phone: 1-800-848-0920

Nationwide Investor Destinations Moderate Fund

Semi-Annual Shareholder Report - April 30, 2026

SAR-ID-MOD-A (4-26)

Nationwide Investor Destinations Moderate Fund

Class R: GMDRX

Semi-Annual Shareholder Report - April 30, 2026

This semi-annual shareholder report contains important information about the Nationwide Investor Destinations Moderate Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026. You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class R	$43	0.84%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Fund Information

Key Fund Statistics

Table Summary
Net Assets	$641,880,559
Number of Portfolio Holdings	24
Portfolio Turnover Rate	15.45%

Asset Class WeightingsFootnote Reference1

Table Summary
Equity Fund	62.1%
Fixed Income Fund	36.9%
Repurchase Agreement	5.3%
Alternative Assets	1.0%
Other liabilities in excess of assets	-5.3%

Top Ten HoldingsFootnote Reference2

Table Summary
Nationwide Bond Portfolio, Class R6	20.7%
Nationwide Fundamental All Cap Equity Portfolio, Class R6	9.7%
Nationwide International Equity Portfolio, Class R6	9.1%
Nationwide Large Cap Equity Portfolio, Class R6	7.2%
Nationwide U.S. 130/30 Equity Portfolio, Class R6	7.2%
Nationwide International Index Fund, Class R6	7.2%
Nationwide Loomis Short Term Bond Fund, Class R6	6.3%
Nationwide Loomis Core Bond Fund, Class R6	5.6%
iShares Core MSCI Emerging Markets ETF	5.4%
iShares Core S&P Small-Cap ETF	3.8%
Other HoldingsFootnote Reference#	17.8%
Footnote	Description
Footnote#	For purposes of listing top holdings, the repurchase agreements are included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of April 30, 2026.
Footnote[2]	Percentages indicated are based upon total investments as of April 30, 2026.

Additional Information

If you wish to view additional information about the Fund; including as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

Contact Us

Phone: 1-800-848-0920

Nationwide Investor Destinations Moderate Fund

Semi-Annual Shareholder Report - April 30, 2026

SAR-ID-MOD-R (4-26)

Nationwide Investor Destinations Moderate Fund

Class R6: GMDIX

Semi-Annual Shareholder Report - April 30, 2026

This semi-annual shareholder report contains important information about the Nationwide Investor Destinations Moderate Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026. You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class R6	$10	0.19%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Fund Information

Key Fund Statistics

Table Summary
Net Assets	$641,880,559
Number of Portfolio Holdings	24
Portfolio Turnover Rate	15.45%

Asset Class WeightingsFootnote Reference1

Table Summary
Equity Fund	62.1%
Fixed Income Fund	36.9%
Repurchase Agreement	5.3%
Alternative Assets	1.0%
Other liabilities in excess of assets	-5.3%

Top Ten HoldingsFootnote Reference2

Table Summary
Nationwide Bond Portfolio, Class R6	20.7%
Nationwide Fundamental All Cap Equity Portfolio, Class R6	9.7%
Nationwide International Equity Portfolio, Class R6	9.1%
Nationwide Large Cap Equity Portfolio, Class R6	7.2%
Nationwide U.S. 130/30 Equity Portfolio, Class R6	7.2%
Nationwide International Index Fund, Class R6	7.2%
Nationwide Loomis Short Term Bond Fund, Class R6	6.3%
Nationwide Loomis Core Bond Fund, Class R6	5.6%
iShares Core MSCI Emerging Markets ETF	5.4%
iShares Core S&P Small-Cap ETF	3.8%
Other HoldingsFootnote Reference#	17.8%
Footnote	Description
Footnote#	For purposes of listing top holdings, the repurchase agreements are included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of April 30, 2026.
Footnote[2]	Percentages indicated are based upon total investments as of April 30, 2026.

Additional Information

If you wish to view additional information about the Fund; including as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

Contact Us

Phone: 1-800-848-0920

Nationwide Investor Destinations Moderate Fund

Semi-Annual Shareholder Report - April 30, 2026

SAR-ID-MOD-R6 (4-26)

Nationwide Investor Destinations Moderate Fund

Institutional Service Class: NWWJX

Semi-Annual Shareholder Report - April 30, 2026

This semi-annual shareholder report contains important information about the Nationwide Investor Destinations Moderate Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026. You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Institutional Service Class	$14	0.28%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Fund Information

Key Fund Statistics

Table Summary
Net Assets	$641,880,559
Number of Portfolio Holdings	24
Portfolio Turnover Rate	15.45%

Asset Class WeightingsFootnote Reference1

Table Summary
Equity Fund	62.1%
Fixed Income Fund	36.9%
Repurchase Agreement	5.3%
Alternative Assets	1.0%
Other liabilities in excess of assets	-5.3%

Top Ten HoldingsFootnote Reference2

Table Summary
Nationwide Bond Portfolio, Class R6	20.7%
Nationwide Fundamental All Cap Equity Portfolio, Class R6	9.7%
Nationwide International Equity Portfolio, Class R6	9.1%
Nationwide Large Cap Equity Portfolio, Class R6	7.2%
Nationwide U.S. 130/30 Equity Portfolio, Class R6	7.2%
Nationwide International Index Fund, Class R6	7.2%
Nationwide Loomis Short Term Bond Fund, Class R6	6.3%
Nationwide Loomis Core Bond Fund, Class R6	5.6%
iShares Core MSCI Emerging Markets ETF	5.4%
iShares Core S&P Small-Cap ETF	3.8%
Other HoldingsFootnote Reference#	17.8%
Footnote	Description
Footnote#	For purposes of listing top holdings, the repurchase agreements are included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of April 30, 2026.
Footnote[2]	Percentages indicated are based upon total investments as of April 30, 2026.

Additional Information

If you wish to view additional information about the Fund; including as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

Contact Us

Phone: 1-800-848-0920

Nationwide Investor Destinations Moderate Fund

Semi-Annual Shareholder Report - April 30, 2026

SAR-ID-MOD-IS (4-26)

Nationwide Investor Destinations Moderate Fund

Service Class: NSDMX

Semi-Annual Shareholder Report - April 30, 2026

This semi-annual shareholder report contains important information about the Nationwide Investor Destinations Moderate Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026. You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Service Class	$30	0.59%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Fund Information

Key Fund Statistics

Table Summary
Net Assets	$641,880,559
Number of Portfolio Holdings	24
Portfolio Turnover Rate	15.45%

Asset Class WeightingsFootnote Reference1

Table Summary
Equity Fund	62.1%
Fixed Income Fund	36.9%
Repurchase Agreement	5.3%
Alternative Assets	1.0%
Other liabilities in excess of assets	-5.3%

Top Ten HoldingsFootnote Reference2

Table Summary
Nationwide Bond Portfolio, Class R6	20.7%
Nationwide Fundamental All Cap Equity Portfolio, Class R6	9.7%
Nationwide International Equity Portfolio, Class R6	9.1%
Nationwide Large Cap Equity Portfolio, Class R6	7.2%
Nationwide U.S. 130/30 Equity Portfolio, Class R6	7.2%
Nationwide International Index Fund, Class R6	7.2%
Nationwide Loomis Short Term Bond Fund, Class R6	6.3%
Nationwide Loomis Core Bond Fund, Class R6	5.6%
iShares Core MSCI Emerging Markets ETF	5.4%
iShares Core S&P Small-Cap ETF	3.8%
Other HoldingsFootnote Reference#	17.8%
Footnote	Description
Footnote#	For purposes of listing top holdings, the repurchase agreements are included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of April 30, 2026.
Footnote[2]	Percentages indicated are based upon total investments as of April 30, 2026.

Additional Information

If you wish to view additional information about the Fund; including as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

Contact Us

Phone: 1-800-848-0920

Nationwide Investor Destinations Moderate Fund

Semi-Annual Shareholder Report - April 30, 2026

SAR-ID-MOD-S (4-26)

Nationwide Investor Destinations Moderately Aggressive Fund

Class A: NDMAX

Semi-Annual Shareholder Report - April 30, 2026

This semi-annual shareholder report contains important information about the Nationwide Investor Destinations Moderately Aggressive Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026. You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class A	$27	0.51%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Fund Information

Key Fund Statistics

Table Summary
Net Assets	$922,765,915
Number of Portfolio Holdings	20
Portfolio Turnover Rate	18.37%

Asset Class WeightingsFootnote Reference1

Table Summary
Equity Fund	80.8%
Fixed Income Fund	18.5%
Repurchase Agreement	2.0%
Alternative Assets	0.7%
Other liabilities in excess of assets	-2.0%

Top Ten HoldingsFootnote Reference2

Table Summary
Nationwide Bond Portfolio, Class R6	15.7%
Nationwide International Equity Portfolio, Class R6	13.0%
Nationwide Large Cap Equity Portfolio, Class R6	11.0%
Nationwide U.S. 130/30 Equity Portfolio, Class R6	11.0%
Nationwide International Index Fund, Class R6	10.4%
Nationwide Fundamental All Cap Equity Portfolio, Class R6	8.7%
iShares Core MSCI Emerging Markets ETF	8.4%
Nationwide Mid Cap Market Index Fund, Class R6	5.8%
iShares Core S&P Small-Cap ETF	4.3%
iShares Core S&P 500 ETF	3.3%
Other HoldingsFootnote Reference#	8.4%
Footnote	Description
Footnote#	For purposes of listing top holdings, the repurchase agreements are included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of April 30, 2026.
Footnote[2]	Percentages indicated are based upon total investments as of April 30, 2026.

Additional Information

If you wish to view additional information about the Fund; including as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

Contact Us

Phone: 1-800-848-0920

Nationwide Investor Destinations Moderately Aggressive Fund

Semi-Annual Shareholder Report - April 30, 2026

SAR-ID-MAG-A (4-26)

Nationwide Investor Destinations Moderately Aggressive Fund

Class R: GMARX

Semi-Annual Shareholder Report - April 30, 2026

This semi-annual shareholder report contains important information about the Nationwide Investor Destinations Moderately Aggressive Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026. You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class R	$43	0.82%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Fund Information

Key Fund Statistics

Table Summary
Net Assets	$922,765,915
Number of Portfolio Holdings	20
Portfolio Turnover Rate	18.37%

Asset Class WeightingsFootnote Reference1

Table Summary
Equity Fund	80.8%
Fixed Income Fund	18.5%
Repurchase Agreement	2.0%
Alternative Assets	0.7%
Other liabilities in excess of assets	-2.0%

Top Ten HoldingsFootnote Reference2

Table Summary
Nationwide Bond Portfolio, Class R6	15.7%
Nationwide International Equity Portfolio, Class R6	13.0%
Nationwide Large Cap Equity Portfolio, Class R6	11.0%
Nationwide U.S. 130/30 Equity Portfolio, Class R6	11.0%
Nationwide International Index Fund, Class R6	10.4%
Nationwide Fundamental All Cap Equity Portfolio, Class R6	8.7%
iShares Core MSCI Emerging Markets ETF	8.4%
Nationwide Mid Cap Market Index Fund, Class R6	5.8%
iShares Core S&P Small-Cap ETF	4.3%
iShares Core S&P 500 ETF	3.3%
Other HoldingsFootnote Reference#	8.4%
Footnote	Description
Footnote#	For purposes of listing top holdings, the repurchase agreements are included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of April 30, 2026.
Footnote[2]	Percentages indicated are based upon total investments as of April 30, 2026.

Additional Information

If you wish to view additional information about the Fund; including as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

Contact Us

Phone: 1-800-848-0920

Nationwide Investor Destinations Moderately Aggressive Fund

Semi-Annual Shareholder Report - April 30, 2026

SAR-ID-MAG-R (4-26)

Nationwide Investor Destinations Moderately Aggressive Fund

Class R6: GMIAX

Semi-Annual Shareholder Report - April 30, 2026

This semi-annual shareholder report contains important information about the Nationwide Investor Destinations Moderately Aggressive Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026. You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class R6	$9	0.18%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Fund Information

Key Fund Statistics

Table Summary
Net Assets	$922,765,915
Number of Portfolio Holdings	20
Portfolio Turnover Rate	18.37%

Asset Class WeightingsFootnote Reference1

Table Summary
Equity Fund	80.8%
Fixed Income Fund	18.5%
Repurchase Agreement	2.0%
Alternative Assets	0.7%
Other liabilities in excess of assets	-2.0%

Top Ten HoldingsFootnote Reference2

Table Summary
Nationwide Bond Portfolio, Class R6	15.7%
Nationwide International Equity Portfolio, Class R6	13.0%
Nationwide Large Cap Equity Portfolio, Class R6	11.0%
Nationwide U.S. 130/30 Equity Portfolio, Class R6	11.0%
Nationwide International Index Fund, Class R6	10.4%
Nationwide Fundamental All Cap Equity Portfolio, Class R6	8.7%
iShares Core MSCI Emerging Markets ETF	8.4%
Nationwide Mid Cap Market Index Fund, Class R6	5.8%
iShares Core S&P Small-Cap ETF	4.3%
iShares Core S&P 500 ETF	3.3%
Other HoldingsFootnote Reference#	8.4%
Footnote	Description
Footnote#	For purposes of listing top holdings, the repurchase agreements are included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of April 30, 2026.
Footnote[2]	Percentages indicated are based upon total investments as of April 30, 2026.

Additional Information

If you wish to view additional information about the Fund; including as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

Contact Us

Phone: 1-800-848-0920

Nationwide Investor Destinations Moderately Aggressive Fund

Semi-Annual Shareholder Report - April 30, 2026

SAR-ID-MAG-R6 (4-26)

Nationwide Investor Destinations Moderately Aggressive Fund

Institutional Service Class: NWWIX

Semi-Annual Shareholder Report - April 30, 2026

This semi-annual shareholder report contains important information about the Nationwide Investor Destinations Moderately Aggressive Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026. You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Institutional Service Class	$15	0.28%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Fund Information

Key Fund Statistics

Table Summary
Net Assets	$922,765,915
Number of Portfolio Holdings	20
Portfolio Turnover Rate	18.37%

Asset Class WeightingsFootnote Reference1

Table Summary
Equity Fund	80.8%
Fixed Income Fund	18.5%
Repurchase Agreement	2.0%
Alternative Assets	0.7%
Other liabilities in excess of assets	-2.0%

Top Ten HoldingsFootnote Reference2

Table Summary
Nationwide Bond Portfolio, Class R6	15.7%
Nationwide International Equity Portfolio, Class R6	13.0%
Nationwide Large Cap Equity Portfolio, Class R6	11.0%
Nationwide U.S. 130/30 Equity Portfolio, Class R6	11.0%
Nationwide International Index Fund, Class R6	10.4%
Nationwide Fundamental All Cap Equity Portfolio, Class R6	8.7%
iShares Core MSCI Emerging Markets ETF	8.4%
Nationwide Mid Cap Market Index Fund, Class R6	5.8%
iShares Core S&P Small-Cap ETF	4.3%
iShares Core S&P 500 ETF	3.3%
Other HoldingsFootnote Reference#	8.4%
Footnote	Description
Footnote#	For purposes of listing top holdings, the repurchase agreements are included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of April 30, 2026.
Footnote[2]	Percentages indicated are based upon total investments as of April 30, 2026.

Additional Information

If you wish to view additional information about the Fund; including as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

Contact Us

Phone: 1-800-848-0920

Nationwide Investor Destinations Moderately Aggressive Fund

Semi-Annual Shareholder Report - April 30, 2026

SAR-ID-MAG-IS (4-26)

Nationwide Investor Destinations Moderately Aggressive Fund

Service Class: NDMSX

Semi-Annual Shareholder Report - April 30, 2026

This semi-annual shareholder report contains important information about the Nationwide Investor Destinations Moderately Aggressive Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026. You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Service Class	$30	0.58%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Fund Information

Key Fund Statistics

Table Summary
Net Assets	$922,765,915
Number of Portfolio Holdings	20
Portfolio Turnover Rate	18.37%

Asset Class WeightingsFootnote Reference1

Table Summary
Equity Fund	80.8%
Fixed Income Fund	18.5%
Repurchase Agreement	2.0%
Alternative Assets	0.7%
Other liabilities in excess of assets	-2.0%

Top Ten HoldingsFootnote Reference2

Table Summary
Nationwide Bond Portfolio, Class R6	15.7%
Nationwide International Equity Portfolio, Class R6	13.0%
Nationwide Large Cap Equity Portfolio, Class R6	11.0%
Nationwide U.S. 130/30 Equity Portfolio, Class R6	11.0%
Nationwide International Index Fund, Class R6	10.4%
Nationwide Fundamental All Cap Equity Portfolio, Class R6	8.7%
iShares Core MSCI Emerging Markets ETF	8.4%
Nationwide Mid Cap Market Index Fund, Class R6	5.8%
iShares Core S&P Small-Cap ETF	4.3%
iShares Core S&P 500 ETF	3.3%
Other HoldingsFootnote Reference#	8.4%
Footnote	Description
Footnote#	For purposes of listing top holdings, the repurchase agreements are included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of April 30, 2026.
Footnote[2]	Percentages indicated are based upon total investments as of April 30, 2026.

Additional Information

If you wish to view additional information about the Fund; including as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

Contact Us

Phone: 1-800-848-0920

Nationwide Investor Destinations Moderately Aggressive Fund

Semi-Annual Shareholder Report - April 30, 2026

SAR-ID-MAG-S (4-26)

Nationwide Investor Destinations Moderately Conservative Fund

Class A: NADCX

Semi-Annual Shareholder Report - April 30, 2026

This semi-annual shareholder report contains important information about the Nationwide Investor Destinations Moderately Conservative Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026. You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class A	$28	0.55%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Fund Information

Key Fund Statistics

Table Summary
Net Assets	$207,240,527
Number of Portfolio Holdings	21
Portfolio Turnover Rate	21.48%

Asset Class WeightingsFootnote Reference1

Table Summary
Fixed Income Fund	53.9%
Equity Fund	44.9%
Repurchase Agreement	2.2%
Alternative Assets	1.3%
Other liabilities in excess of assets	-2.3%

Top Ten HoldingsFootnote Reference2

Table Summary
Nationwide Bond Portfolio, Class R6	25.4%
Nationwide Loomis Short Term Bond Fund, Class R6	10.2%
Nationwide International Equity Portfolio, Class R6	7.9%
Nationwide Loomis Core Bond Fund, Class R6	7.8%
Nationwide Fundamental All Cap Equity Portfolio, Class R6	7.1%
Nationwide Large Cap Equity Portfolio, Class R6	5.1%
Nationwide U.S. 130/30 Equity Portfolio, Class R6	5.1%
Nationwide International Index Fund, Class R6	4.8%
iShares Core MSCI Emerging Markets ETF	4.2%
iShares J.P. Morgan USD Emerging Markets Bond ETF	3.9%
Other HoldingsFootnote Reference#	18.5%
Footnote	Description
Footnote#	For purposes of listing top holdings, the repurchase agreement is included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of April 30, 2026.
Footnote[2]	Percentages indicated are based upon total investments as of April 30, 2026.

Additional Information

If you wish to view additional information about the Fund; including as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

Contact Us

Phone: 1-800-848-0920

Nationwide Investor Destinations Moderately Conservative Fund

Semi-Annual Shareholder Report - April 30, 2026

SAR-ID-MCON-A (4-26)

Nationwide Investor Destinations Moderately Conservative Fund

Class R: GMMRX

Semi-Annual Shareholder Report - April 30, 2026

This semi-annual shareholder report contains important information about the Nationwide Investor Destinations Moderately Conservative Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026. You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class R	$44	0.88%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Fund Information

Key Fund Statistics

Table Summary
Net Assets	$207,240,527
Number of Portfolio Holdings	21
Portfolio Turnover Rate	21.48%

Asset Class WeightingsFootnote Reference1

Table Summary
Fixed Income Fund	53.9%
Equity Fund	44.9%
Repurchase Agreement	2.2%
Alternative Assets	1.3%
Other liabilities in excess of assets	-2.3%

Top Ten HoldingsFootnote Reference2

Table Summary
Nationwide Bond Portfolio, Class R6	25.4%
Nationwide Loomis Short Term Bond Fund, Class R6	10.2%
Nationwide International Equity Portfolio, Class R6	7.9%
Nationwide Loomis Core Bond Fund, Class R6	7.8%
Nationwide Fundamental All Cap Equity Portfolio, Class R6	7.1%
Nationwide Large Cap Equity Portfolio, Class R6	5.1%
Nationwide U.S. 130/30 Equity Portfolio, Class R6	5.1%
Nationwide International Index Fund, Class R6	4.8%
iShares Core MSCI Emerging Markets ETF	4.2%
iShares J.P. Morgan USD Emerging Markets Bond ETF	3.9%
Other HoldingsFootnote Reference#	18.5%
Footnote	Description
Footnote#	For purposes of listing top holdings, the repurchase agreement is included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of April 30, 2026.
Footnote[2]	Percentages indicated are based upon total investments as of April 30, 2026.

Additional Information

If you wish to view additional information about the Fund; including as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

Contact Us

Phone: 1-800-848-0920

Nationwide Investor Destinations Moderately Conservative Fund

Semi-Annual Shareholder Report - April 30, 2026

SAR-ID-MCON-R (4-26)

Nationwide Investor Destinations Moderately Conservative Fund

Class R6: GMIMX

Semi-Annual Shareholder Report - April 30, 2026

This semi-annual shareholder report contains important information about the Nationwide Investor Destinations Moderately Conservative Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026. You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class R6	$12	0.24%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Fund Information

Key Fund Statistics

Table Summary
Net Assets	$207,240,527
Number of Portfolio Holdings	21
Portfolio Turnover Rate	21.48%

Asset Class WeightingsFootnote Reference1

Table Summary
Fixed Income Fund	53.9%
Equity Fund	44.9%
Repurchase Agreement	2.2%
Alternative Assets	1.3%
Other liabilities in excess of assets	-2.3%

Top Ten HoldingsFootnote Reference2

Table Summary
Nationwide Bond Portfolio, Class R6	25.4%
Nationwide Loomis Short Term Bond Fund, Class R6	10.2%
Nationwide International Equity Portfolio, Class R6	7.9%
Nationwide Loomis Core Bond Fund, Class R6	7.8%
Nationwide Fundamental All Cap Equity Portfolio, Class R6	7.1%
Nationwide Large Cap Equity Portfolio, Class R6	5.1%
Nationwide U.S. 130/30 Equity Portfolio, Class R6	5.1%
Nationwide International Index Fund, Class R6	4.8%
iShares Core MSCI Emerging Markets ETF	4.2%
iShares J.P. Morgan USD Emerging Markets Bond ETF	3.9%
Other HoldingsFootnote Reference#	18.5%
Footnote	Description
Footnote#	For purposes of listing top holdings, the repurchase agreement is included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of April 30, 2026.
Footnote[2]	Percentages indicated are based upon total investments as of April 30, 2026.

Additional Information

If you wish to view additional information about the Fund; including as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

Contact Us

Phone: 1-800-848-0920

Nationwide Investor Destinations Moderately Conservative Fund

Semi-Annual Shareholder Report - April 30, 2026

SAR-ID-MCON-R6 (4-26)

Nationwide Investor Destinations Moderately Conservative Fund

Institutional Service Class: NWWKX

Semi-Annual Shareholder Report - April 30, 2026

This semi-annual shareholder report contains important information about the Nationwide Investor Destinations Moderately Conservative Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026. You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Institutional Service Class	$17	0.33%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Fund Information

Key Fund Statistics

Table Summary
Net Assets	$207,240,527
Number of Portfolio Holdings	21
Portfolio Turnover Rate	21.48%

Asset Class WeightingsFootnote Reference1

Table Summary
Fixed Income Fund	53.9%
Equity Fund	44.9%
Repurchase Agreement	2.2%
Alternative Assets	1.3%
Other liabilities in excess of assets	-2.3%

Top Ten HoldingsFootnote Reference2

Table Summary
Nationwide Bond Portfolio, Class R6	25.4%
Nationwide Loomis Short Term Bond Fund, Class R6	10.2%
Nationwide International Equity Portfolio, Class R6	7.9%
Nationwide Loomis Core Bond Fund, Class R6	7.8%
Nationwide Fundamental All Cap Equity Portfolio, Class R6	7.1%
Nationwide Large Cap Equity Portfolio, Class R6	5.1%
Nationwide U.S. 130/30 Equity Portfolio, Class R6	5.1%
Nationwide International Index Fund, Class R6	4.8%
iShares Core MSCI Emerging Markets ETF	4.2%
iShares J.P. Morgan USD Emerging Markets Bond ETF	3.9%
Other HoldingsFootnote Reference#	18.5%
Footnote	Description
Footnote#	For purposes of listing top holdings, the repurchase agreement is included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of April 30, 2026.
Footnote[2]	Percentages indicated are based upon total investments as of April 30, 2026.

Additional Information

If you wish to view additional information about the Fund; including as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

Contact Us

Phone: 1-800-848-0920

Nationwide Investor Destinations Moderately Conservative Fund

Semi-Annual Shareholder Report - April 30, 2026

SAR-ID-MCON-IS (4-26)

Nationwide Investor Destinations Moderately Conservative Fund

Service Class: NSDCX

Semi-Annual Shareholder Report - April 30, 2026

This semi-annual shareholder report contains important information about the Nationwide Investor Destinations Moderately Conservative Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026. You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Service Class	$32	0.63%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Fund Information

Key Fund Statistics

Table Summary
Net Assets	$207,240,527
Number of Portfolio Holdings	21
Portfolio Turnover Rate	21.48%

Asset Class WeightingsFootnote Reference1

Table Summary
Fixed Income Fund	53.9%
Equity Fund	44.9%
Repurchase Agreement	2.2%
Alternative Assets	1.3%
Other liabilities in excess of assets	-2.3%

Top Ten HoldingsFootnote Reference2

Table Summary
Nationwide Bond Portfolio, Class R6	25.4%
Nationwide Loomis Short Term Bond Fund, Class R6	10.2%
Nationwide International Equity Portfolio, Class R6	7.9%
Nationwide Loomis Core Bond Fund, Class R6	7.8%
Nationwide Fundamental All Cap Equity Portfolio, Class R6	7.1%
Nationwide Large Cap Equity Portfolio, Class R6	5.1%
Nationwide U.S. 130/30 Equity Portfolio, Class R6	5.1%
Nationwide International Index Fund, Class R6	4.8%
iShares Core MSCI Emerging Markets ETF	4.2%
iShares J.P. Morgan USD Emerging Markets Bond ETF	3.9%
Other HoldingsFootnote Reference#	18.5%
Footnote	Description
Footnote#	For purposes of listing top holdings, the repurchase agreement is included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of April 30, 2026.
Footnote[2]	Percentages indicated are based upon total investments as of April 30, 2026.

Additional Information

If you wish to view additional information about the Fund; including as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

Contact Us

Phone: 1-800-848-0920

Nationwide Investor Destinations Moderately Conservative Fund

Semi-Annual Shareholder Report - April 30, 2026

SAR-ID-MCON-S (4-26)

Nationwide Large Cap Equity Portfolio

Class R6

Semi-Annual Shareholder Report - April 30, 2026

This semi-annual shareholder report contains important information about the Nationwide Large Cap Equity Portfolio (the "Fund") for the period of November 1, 2025 to April 30, 2026. You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class R6	$22	0.42%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Fund Information

Key Fund Statistics

Table Summary
Net Assets	$1,951,004,725
Number of Portfolio Holdings	500
Portfolio Turnover Rate	53.85%

Asset Class WeightingsFootnote Reference1

Table Summary
Common Stocks	97.6%
Total Return Swaps	1.1%
Other assets in excess of liabilities	1.3%

Top IndustriesFootnote Reference2

Table Summary
Semiconductors & Semiconductor Equipment	14.8%
Interactive Media & Services	8.3%
Software	7.4%
Oil, Gas & Consumable Fuels	6.1%
Aerospace & Defense	4.5%
Specialized REITs	4.0%
Capital Markets	3.6%
Hotels, Restaurants & Leisure	3.5%
Biotechnology	3.2%
Banks	2.8%
Other Industries	41.8%
Footnote	Description
Footnote[1]	Percentages indicated are based upon net assets as of April 30, 2026.
Footnote[2]	Percentages indicated are based upon total investments as of April 30, 2026.

Additional Information

If you wish to view additional information about the Fund; including as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

Contact Us

Phone: 1-800-848-0920

Nationwide Large Cap Equity Portfolio

Semi-Annual Shareholder Report - April 30, 2026

SAR-LCE-R6 (4-26)

Nationwide Loomis All Cap Growth Fund

Class A: NWZLX

Semi-Annual Shareholder Report - April 30, 2026

This semi-annual shareholder report contains important information about the Nationwide Loomis All Cap Growth Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026. You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class A	$59	1.22%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Fund Information

Key Fund Statistics

Table Summary
Net Assets	$223,684,035
Number of Portfolio Holdings	45
Portfolio Turnover Rate	7.24%

Asset Class WeightingsFootnote Reference1

Table Summary
Common Stocks	99.9%
Repurchase Agreement	1.1%
Other liabilities in excess of assets	-1.0%

Top IndustriesFootnote Reference2

Table Summary
Semiconductors & Semiconductor Equipment	15.6%
Interactive Media & Services	14.8%
Software	11.4%
Entertainment	7.5%
Automobiles	6.4%
Broadline Retail	6.4%
Biotechnology	5.3%
Financial Services	4.9%
Aerospace & Defense	4.6%
Beverages	4.3%
Other IndustriesFootnote Reference#	18.8%
Footnote	Description
Footnote#	For purposes of listing top industries, the repurchase agreement is included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of April 30, 2026.
Footnote[2]	Percentages indicated are based upon total investments as of April 30, 2026.

Additional Information

If you wish to view additional information about the Fund; including as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

Contact Us

Phone: 1-800-848-0920

Nationwide Loomis All Cap Growth Fund

Semi-Annual Shareholder Report - April 30, 2026

SAR-ACG-A (4-26)

Nationwide Loomis All Cap Growth Fund

Class R6: NWZMX

Semi-Annual Shareholder Report - April 30, 2026

This semi-annual shareholder report contains important information about the Nationwide Loomis All Cap Growth Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026. You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class R6	$39	0.82%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Fund Information

Key Fund Statistics

Table Summary
Net Assets	$223,684,035
Number of Portfolio Holdings	45
Portfolio Turnover Rate	7.24%

Asset Class WeightingsFootnote Reference1

Table Summary
Common Stocks	99.9%
Repurchase Agreement	1.1%
Other liabilities in excess of assets	-1.0%

Top IndustriesFootnote Reference2

Table Summary
Semiconductors & Semiconductor Equipment	15.6%
Interactive Media & Services	14.8%
Software	11.4%
Entertainment	7.5%
Automobiles	6.4%
Broadline Retail	6.4%
Biotechnology	5.3%
Financial Services	4.9%
Aerospace & Defense	4.6%
Beverages	4.3%
Other IndustriesFootnote Reference#	18.8%
Footnote	Description
Footnote#	For purposes of listing top industries, the repurchase agreement is included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of April 30, 2026.
Footnote[2]	Percentages indicated are based upon total investments as of April 30, 2026.

Additional Information

If you wish to view additional information about the Fund; including as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

Contact Us

Phone: 1-800-848-0920

Nationwide Loomis All Cap Growth Fund

Semi-Annual Shareholder Report - April 30, 2026

SAR-ACG-R6 (4-26)

Nationwide Loomis All Cap Growth Fund

Eagle Class: NWADX

Semi-Annual Shareholder Report - April 30, 2026

This semi-annual shareholder report contains important information about the Nationwide Loomis All Cap Growth Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026. You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Eagle Class	$44	0.92%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Fund Information

Key Fund Statistics

Table Summary
Net Assets	$223,684,035
Number of Portfolio Holdings	45
Portfolio Turnover Rate	7.24%

Asset Class WeightingsFootnote Reference1

Table Summary
Common Stocks	99.9%
Repurchase Agreement	1.1%
Other liabilities in excess of assets	-1.0%

Top IndustriesFootnote Reference2

Table Summary
Semiconductors & Semiconductor Equipment	15.6%
Interactive Media & Services	14.8%
Software	11.4%
Entertainment	7.5%
Automobiles	6.4%
Broadline Retail	6.4%
Biotechnology	5.3%
Financial Services	4.9%
Aerospace & Defense	4.6%
Beverages	4.3%
Other IndustriesFootnote Reference#	18.8%
Footnote	Description
Footnote#	For purposes of listing top industries, the repurchase agreement is included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of April 30, 2026.
Footnote[2]	Percentages indicated are based upon total investments as of April 30, 2026.

Additional Information

If you wish to view additional information about the Fund; including as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

Contact Us

Phone: 1-800-848-0920

Nationwide Loomis All Cap Growth Fund

Semi-Annual Shareholder Report - April 30, 2026

SAR-ACG-E (4-26)

Nationwide Loomis All Cap Growth Fund

Institutional Service Class: NWZNX

Semi-Annual Shareholder Report - April 30, 2026

This semi-annual shareholder report contains important information about the Nationwide Loomis All Cap Growth Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026. You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Institutional Service Class	$43	0.90%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Fund Information

Key Fund Statistics

Table Summary
Net Assets	$223,684,035
Number of Portfolio Holdings	45
Portfolio Turnover Rate	7.24%

Asset Class WeightingsFootnote Reference1

Table Summary
Common Stocks	99.9%
Repurchase Agreement	1.1%
Other liabilities in excess of assets	-1.0%

Top IndustriesFootnote Reference2

Table Summary
Semiconductors & Semiconductor Equipment	15.6%
Interactive Media & Services	14.8%
Software	11.4%
Entertainment	7.5%
Automobiles	6.4%
Broadline Retail	6.4%
Biotechnology	5.3%
Financial Services	4.9%
Aerospace & Defense	4.6%
Beverages	4.3%
Other IndustriesFootnote Reference#	18.8%
Footnote	Description
Footnote#	For purposes of listing top industries, the repurchase agreement is included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of April 30, 2026.
Footnote[2]	Percentages indicated are based upon total investments as of April 30, 2026.

Additional Information

If you wish to view additional information about the Fund; including as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

Contact Us

Phone: 1-800-848-0920

Nationwide Loomis All Cap Growth Fund

Semi-Annual Shareholder Report - April 30, 2026

SAR-ACG-IS (4-26)

Nationwide Loomis Core Bond Fund

Class A: NWJGX

Semi-Annual Shareholder Report - April 30, 2026

This semi-annual shareholder report contains important information about the Nationwide Loomis Core Bond Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026. You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class A	$34	0.67%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Fund Information

Key Fund Statistics

Table Summary
Net Assets	$908,396,596
Number of Portfolio Holdings	781
Portfolio Turnover Rate	51.67%

Asset Class WeightingsFootnote Reference1

Table Summary
Corporate Bonds	40.7%
Mortgage-Backed Securities	20.7%
U.S. Treasury Obligations	19.2%
Asset-Backed Securities	12.7%
Commercial Mortgage-Backed Securities	3.5%
Repurchase Agreements	2.0%
Other assets in excess of liabilities	1.2%

Top IndustriesFootnote Reference2

Table Summary
Banks	8.9%
Capital Markets	5.6%
Insurance	4.2%
Electric Utilities	2.8%
Consumer Finance	2.2%
Financial Services	1.1%
Automobiles	1.0%
Oil, Gas & Consumable Fuels	0.9%
Chemicals	0.7%
Trading Companies & Distributors	0.7%
Other IndustriesFootnote Reference#	71.9%
Footnote	Description
Footnote#	For purposes of listing top industries, the repurchase agreements are included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of April 30, 2026.
Footnote[2]	Percentages indicated are based upon total investments as of April 30, 2026.

Additional Information

If you wish to view additional information about the Fund; including as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

Contact Us

Phone: 1-800-848-0920

Nationwide Loomis Core Bond Fund

Semi-Annual Shareholder Report - April 30, 2026

SAR-LCB-A (4-26)

Nationwide Loomis Core Bond Fund

Class R6: NWJIX

Semi-Annual Shareholder Report - April 30, 2026

This semi-annual shareholder report contains important information about the Nationwide Loomis Core Bond Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026. You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class R6	$17	0.35%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Fund Information

Key Fund Statistics

Table Summary
Net Assets	$908,396,596
Number of Portfolio Holdings	781
Portfolio Turnover Rate	51.67%

Asset Class WeightingsFootnote Reference1

Table Summary
Corporate Bonds	40.7%
Mortgage-Backed Securities	20.7%
U.S. Treasury Obligations	19.2%
Asset-Backed Securities	12.7%
Commercial Mortgage-Backed Securities	3.5%
Repurchase Agreements	2.0%
Other assets in excess of liabilities	1.2%

Top IndustriesFootnote Reference2

Table Summary
Banks	8.9%
Capital Markets	5.6%
Insurance	4.2%
Electric Utilities	2.8%
Consumer Finance	2.2%
Financial Services	1.1%
Automobiles	1.0%
Oil, Gas & Consumable Fuels	0.9%
Chemicals	0.7%
Trading Companies & Distributors	0.7%
Other IndustriesFootnote Reference#	71.9%
Footnote	Description
Footnote#	For purposes of listing top industries, the repurchase agreements are included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of April 30, 2026.
Footnote[2]	Percentages indicated are based upon total investments as of April 30, 2026.

Additional Information

If you wish to view additional information about the Fund; including as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

Contact Us

Phone: 1-800-848-0920

Nationwide Loomis Core Bond Fund

Semi-Annual Shareholder Report - April 30, 2026

SAR-LCB-R6 (4-26)

Nationwide Loomis Core Bond Fund

Eagle Class: NWAZX

Semi-Annual Shareholder Report - April 30, 2026

This semi-annual shareholder report contains important information about the Nationwide Loomis Core Bond Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026. You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Eagle Class	$21	0.42%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Fund Information

Key Fund Statistics

Table Summary
Net Assets	$908,396,596
Number of Portfolio Holdings	781
Portfolio Turnover Rate	51.67%

Asset Class WeightingsFootnote Reference1

Table Summary
Corporate Bonds	40.7%
Mortgage-Backed Securities	20.7%
U.S. Treasury Obligations	19.2%
Asset-Backed Securities	12.7%
Commercial Mortgage-Backed Securities	3.5%
Repurchase Agreements	2.0%
Other assets in excess of liabilities	1.2%

Top IndustriesFootnote Reference2

Table Summary
Banks	8.9%
Capital Markets	5.6%
Insurance	4.2%
Electric Utilities	2.8%
Consumer Finance	2.2%
Financial Services	1.1%
Automobiles	1.0%
Oil, Gas & Consumable Fuels	0.9%
Chemicals	0.7%
Trading Companies & Distributors	0.7%
Other IndustriesFootnote Reference#	71.9%
Footnote	Description
Footnote#	For purposes of listing top industries, the repurchase agreements are included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of April 30, 2026.
Footnote[2]	Percentages indicated are based upon total investments as of April 30, 2026.

Additional Information

If you wish to view additional information about the Fund; including as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

Contact Us

Phone: 1-800-848-0920

Nationwide Loomis Core Bond Fund

Semi-Annual Shareholder Report - April 30, 2026

SAR-LCB-E (4-26)

Nationwide Loomis Core Bond Fund

Institutional Service Class: NWJJX

Semi-Annual Shareholder Report - April 30, 2026

This semi-annual shareholder report contains important information about the Nationwide Loomis Core Bond Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026. You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Institutional Service Class	$30	0.60%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Fund Information

Key Fund Statistics

Table Summary
Net Assets	$908,396,596
Number of Portfolio Holdings	781
Portfolio Turnover Rate	51.67%

Asset Class WeightingsFootnote Reference1

Table Summary
Corporate Bonds	40.7%
Mortgage-Backed Securities	20.7%
U.S. Treasury Obligations	19.2%
Asset-Backed Securities	12.7%
Commercial Mortgage-Backed Securities	3.5%
Repurchase Agreements	2.0%
Other assets in excess of liabilities	1.2%

Top IndustriesFootnote Reference2

Table Summary
Banks	8.9%
Capital Markets	5.6%
Insurance	4.2%
Electric Utilities	2.8%
Consumer Finance	2.2%
Financial Services	1.1%
Automobiles	1.0%
Oil, Gas & Consumable Fuels	0.9%
Chemicals	0.7%
Trading Companies & Distributors	0.7%
Other IndustriesFootnote Reference#	71.9%
Footnote	Description
Footnote#	For purposes of listing top industries, the repurchase agreements are included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of April 30, 2026.
Footnote[2]	Percentages indicated are based upon total investments as of April 30, 2026.

Additional Information

If you wish to view additional information about the Fund; including as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

Contact Us

Phone: 1-800-848-0920

Nationwide Loomis Core Bond Fund

Semi-Annual Shareholder Report - April 30, 2026

SAR-LCB-IS (4-26)

Nationwide Loomis Short Term Bond Fund

Class A: NWJSX

Semi-Annual Shareholder Report - April 30, 2026

This semi-annual shareholder report contains important information about the Nationwide Loomis Short Term Bond Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026. You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class A	$39	0.78%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Fund Information

Key Fund Statistics

Table Summary
Net Assets	$145,187,199
Number of Portfolio Holdings	529
Portfolio Turnover Rate	73.34%

Asset Class WeightingsFootnote Reference1

Table Summary
Corporate Bonds	57.7%
U.S. Treasury Obligations	21.7%
Asset-Backed Securities	15.5%
Repurchase Agreements	12.4%
Commercial Mortgage-Backed Securities	3.3%
Short-Term Investments	0.7%
Other liabilities in excess of assets	-11.3%

Top IndustriesFootnote Reference2

Table Summary
Banks	12.4%
Capital Markets	5.9%
Insurance	4.7%
Electric Utilities	3.3%
Consumer Finance	2.8%
Financial Services	2.7%
Health Care Providers & Services	1.4%
Hotels, Restaurants & Leisure	1.3%
Automobiles	1.2%
Oil, Gas & Consumable Fuels	1.1%
Other IndustriesFootnote Reference#	63.2%
Footnote	Description
Footnote#	For purposes of listing top industries, the repurchase agreements are included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of April 30, 2026.
Footnote[2]	Percentages indicated are based upon total investments as of April 30, 2026.

Additional Information

If you wish to view additional information about the Fund; including as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

Contact Us

Phone: 1-800-848-0920

Nationwide Loomis Short Term Bond Fund

Semi-Annual Shareholder Report - April 30, 2026

SAR-STB-A (4-26)

Nationwide Loomis Short Term Bond Fund

Class R6: NWJUX

Semi-Annual Shareholder Report - April 30, 2026

This semi-annual shareholder report contains important information about the Nationwide Loomis Short Term Bond Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026. You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class R6	$22	0.43%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Fund Information

Key Fund Statistics

Table Summary
Net Assets	$145,187,199
Number of Portfolio Holdings	529
Portfolio Turnover Rate	73.34%

Asset Class WeightingsFootnote Reference1

Table Summary
Corporate Bonds	57.7%
U.S. Treasury Obligations	21.7%
Asset-Backed Securities	15.5%
Repurchase Agreements	12.4%
Commercial Mortgage-Backed Securities	3.3%
Short-Term Investments	0.7%
Other liabilities in excess of assets	-11.3%

Top IndustriesFootnote Reference2

Table Summary
Banks	12.4%
Capital Markets	5.9%
Insurance	4.7%
Electric Utilities	3.3%
Consumer Finance	2.8%
Financial Services	2.7%
Health Care Providers & Services	1.4%
Hotels, Restaurants & Leisure	1.3%
Automobiles	1.2%
Oil, Gas & Consumable Fuels	1.1%
Other IndustriesFootnote Reference#	63.2%
Footnote	Description
Footnote#	For purposes of listing top industries, the repurchase agreements are included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of April 30, 2026.
Footnote[2]	Percentages indicated are based upon total investments as of April 30, 2026.

Additional Information

If you wish to view additional information about the Fund; including as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

Contact Us

Phone: 1-800-848-0920

Nationwide Loomis Short Term Bond Fund

Semi-Annual Shareholder Report - April 30, 2026

SAR-STB-R6 (4-26)

Nationwide Loomis Short Term Bond Fund

Institutional Service Class: NWJVX

Semi-Annual Shareholder Report - April 30, 2026

This semi-annual shareholder report contains important information about the Nationwide Loomis Short Term Bond Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026. You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Institutional Service Class	$26	0.53%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Fund Information

Key Fund Statistics

Table Summary
Net Assets	$145,187,199
Number of Portfolio Holdings	529
Portfolio Turnover Rate	73.34%

Asset Class WeightingsFootnote Reference1

Table Summary
Corporate Bonds	57.7%
U.S. Treasury Obligations	21.7%
Asset-Backed Securities	15.5%
Repurchase Agreements	12.4%
Commercial Mortgage-Backed Securities	3.3%
Short-Term Investments	0.7%
Other liabilities in excess of assets	-11.3%

Top IndustriesFootnote Reference2

Table Summary
Banks	12.4%
Capital Markets	5.9%
Insurance	4.7%
Electric Utilities	3.3%
Consumer Finance	2.8%
Financial Services	2.7%
Health Care Providers & Services	1.4%
Hotels, Restaurants & Leisure	1.3%
Automobiles	1.2%
Oil, Gas & Consumable Fuels	1.1%
Other IndustriesFootnote Reference#	63.2%
Footnote	Description
Footnote#	For purposes of listing top industries, the repurchase agreements are included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of April 30, 2026.
Footnote[2]	Percentages indicated are based upon total investments as of April 30, 2026.

Additional Information

If you wish to view additional information about the Fund; including as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

Contact Us

Phone: 1-800-848-0920

Nationwide Loomis Short Term Bond Fund

Semi-Annual Shareholder Report - April 30, 2026

SAR-STB-IS (4-26)

Nationwide Mid Cap Market Index Fund

Class A: GMXAX

Semi-Annual Shareholder Report - April 30, 2026

This semi-annual shareholder report contains important information about the Nationwide Mid Cap Market Index Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026. You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class A	$35	0.66%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Fund Information

Key Fund Statistics

Table Summary
Net Assets	$475,906,852
Number of Portfolio Holdings	406
Portfolio Turnover Rate	7.53%

Asset Class WeightingsFootnote Reference1

Table Summary
Common Stocks	99.4%
Repurchase Agreements	6.3%
Other liabilities in excess of assets	-5.7%

Top IndustriesFootnote Reference2

Table Summary
Banks	5.7%
Machinery	5.5%
Electronic Equipment, Instruments & Components	4.4%
Semiconductors & Semiconductor Equipment	4.2%
Aerospace & Defense	4.1%
Oil, Gas & Consumable Fuels	3.5%
Insurance	3.4%
Specialty Retail	3.1%
Construction & Engineering	2.7%
Biotechnology	2.7%
Other IndustriesFootnote Reference#	60.7%
Footnote	Description
Footnote#	For purposes of listing top industries, the repurchase agreements are included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of April 30, 2026.
Footnote[2]	Percentages indicated are based upon total investments as of April 30, 2026.

Additional Information

If you wish to view additional information about the Fund; including as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

Contact Us

Phone: 1-800-848-0920

Nationwide Mid Cap Market Index Fund

Semi-Annual Shareholder Report - April 30, 2026

SAR-MCX-A (4-26)

Nationwide Mid Cap Market Index Fund

Class R: GMXRX

Semi-Annual Shareholder Report - April 30, 2026

This semi-annual shareholder report contains important information about the Nationwide Mid Cap Market Index Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026. You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class R	$53	1.01%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Fund Information

Key Fund Statistics

Table Summary
Net Assets	$475,906,852
Number of Portfolio Holdings	406
Portfolio Turnover Rate	7.53%

Asset Class WeightingsFootnote Reference1

Table Summary
Common Stocks	99.4%
Repurchase Agreements	6.3%
Other liabilities in excess of assets	-5.7%

Top IndustriesFootnote Reference2

Table Summary
Banks	5.7%
Machinery	5.5%
Electronic Equipment, Instruments & Components	4.4%
Semiconductors & Semiconductor Equipment	4.2%
Aerospace & Defense	4.1%
Oil, Gas & Consumable Fuels	3.5%
Insurance	3.4%
Specialty Retail	3.1%
Construction & Engineering	2.7%
Biotechnology	2.7%
Other IndustriesFootnote Reference#	60.7%
Footnote	Description
Footnote#	For purposes of listing top industries, the repurchase agreements are included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of April 30, 2026.
Footnote[2]	Percentages indicated are based upon total investments as of April 30, 2026.

Additional Information

If you wish to view additional information about the Fund; including as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

Contact Us

Phone: 1-800-848-0920

Nationwide Mid Cap Market Index Fund

Semi-Annual Shareholder Report - April 30, 2026

SAR-MCX-R (4-26)

Nationwide Mid Cap Market Index Fund

Class R6: GMXIX

Semi-Annual Shareholder Report - April 30, 2026

This semi-annual shareholder report contains important information about the Nationwide Mid Cap Market Index Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026. You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class R6	$14	0.27%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Fund Information

Key Fund Statistics

Table Summary
Net Assets	$475,906,852
Number of Portfolio Holdings	406
Portfolio Turnover Rate	7.53%

Asset Class WeightingsFootnote Reference1

Table Summary
Common Stocks	99.4%
Repurchase Agreements	6.3%
Other liabilities in excess of assets	-5.7%

Top IndustriesFootnote Reference2

Table Summary
Banks	5.7%
Machinery	5.5%
Electronic Equipment, Instruments & Components	4.4%
Semiconductors & Semiconductor Equipment	4.2%
Aerospace & Defense	4.1%
Oil, Gas & Consumable Fuels	3.5%
Insurance	3.4%
Specialty Retail	3.1%
Construction & Engineering	2.7%
Biotechnology	2.7%
Other IndustriesFootnote Reference#	60.7%
Footnote	Description
Footnote#	For purposes of listing top industries, the repurchase agreements are included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of April 30, 2026.
Footnote[2]	Percentages indicated are based upon total investments as of April 30, 2026.

Additional Information

If you wish to view additional information about the Fund; including as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

Contact Us

Phone: 1-800-848-0920

Nationwide Mid Cap Market Index Fund

Semi-Annual Shareholder Report - April 30, 2026

SAR-MCX-R6 (4-26)

Nationwide Mid Cap Market Index Fund

Institutional Service Class: NWXQX

Semi-Annual Shareholder Report - April 30, 2026

This semi-annual shareholder report contains important information about the Nationwide Mid Cap Market Index Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026. You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Institutional Service Class	$26	0.50%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Fund Information

Key Fund Statistics

Table Summary
Net Assets	$475,906,852
Number of Portfolio Holdings	406
Portfolio Turnover Rate	7.53%

Asset Class WeightingsFootnote Reference1

Table Summary
Common Stocks	99.4%
Repurchase Agreements	6.3%
Other liabilities in excess of assets	-5.7%

Top IndustriesFootnote Reference2

Table Summary
Banks	5.7%
Machinery	5.5%
Electronic Equipment, Instruments & Components	4.4%
Semiconductors & Semiconductor Equipment	4.2%
Aerospace & Defense	4.1%
Oil, Gas & Consumable Fuels	3.5%
Insurance	3.4%
Specialty Retail	3.1%
Construction & Engineering	2.7%
Biotechnology	2.7%
Other IndustriesFootnote Reference#	60.7%
Footnote	Description
Footnote#	For purposes of listing top industries, the repurchase agreements are included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of April 30, 2026.
Footnote[2]	Percentages indicated are based upon total investments as of April 30, 2026.

Additional Information

If you wish to view additional information about the Fund; including as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

Contact Us

Phone: 1-800-848-0920

Nationwide Mid Cap Market Index Fund

Semi-Annual Shareholder Report - April 30, 2026

SAR-MCX-IS (4-26)

Nationwide NYSE Arca Tech 100 Index Fund

Class A: NWJCX

Semi-Annual Shareholder Report - April 30, 2026

This semi-annual shareholder report contains important information about the Nationwide NYSE Arca Tech 100 Index Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026. You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class A	$33	0.62%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Fund Information

Key Fund Statistics

Table Summary
Net Assets	$757,630,610
Number of Portfolio Holdings	105
Portfolio Turnover Rate	4.22%

Asset Class WeightingsFootnote Reference1

Table Summary
Common Stocks	99.6%
Repurchase Agreements	2.5%
Other liabilities in excess of assets	-2.1%

Top IndustriesFootnote Reference2

Table Summary
Semiconductors & Semiconductor Equipment	32.1%
Software	12.3%
Communications Equipment	10.3%
Aerospace & Defense	6.6%
Technology Hardware, Storage & Peripherals	6.3%
Interactive Media & Services	4.3%
Life Sciences Tools & Services	3.7%
Financial Services	3.4%
IT Services	2.8%
Biotechnology	2.8%
Other IndustriesFootnote Reference#	15.4%
Footnote	Description
Footnote#	For purposes of listing top industries, the repurchase agreements are included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of April 30, 2026.
Footnote[2]	Percentages indicated are based upon total investments as of April 30, 2026.

Additional Information

If you wish to view additional information about the Fund; including as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

Contact Us

Phone: 1-800-848-0920

Nationwide NYSE Arca Tech 100 Index Fund

Semi-Annual Shareholder Report - April 30, 2026

SAR-ATX-A (4-26)

Nationwide NYSE Arca Tech 100 Index Fund

Class R6: NWJEX

Semi-Annual Shareholder Report - April 30, 2026

This semi-annual shareholder report contains important information about the Nationwide NYSE Arca Tech 100 Index Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026. You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class R6	$15	0.29%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Fund Information

Key Fund Statistics

Table Summary
Net Assets	$757,630,610
Number of Portfolio Holdings	105
Portfolio Turnover Rate	4.22%

Asset Class WeightingsFootnote Reference1

Table Summary
Common Stocks	99.6%
Repurchase Agreements	2.5%
Other liabilities in excess of assets	-2.1%

Top IndustriesFootnote Reference2

Table Summary
Semiconductors & Semiconductor Equipment	32.1%
Software	12.3%
Communications Equipment	10.3%
Aerospace & Defense	6.6%
Technology Hardware, Storage & Peripherals	6.3%
Interactive Media & Services	4.3%
Life Sciences Tools & Services	3.7%
Financial Services	3.4%
IT Services	2.8%
Biotechnology	2.8%
Other IndustriesFootnote Reference#	15.4%
Footnote	Description
Footnote#	For purposes of listing top industries, the repurchase agreements are included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of April 30, 2026.
Footnote[2]	Percentages indicated are based upon total investments as of April 30, 2026.

Additional Information

If you wish to view additional information about the Fund; including as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

Contact Us

Phone: 1-800-848-0920

Nationwide NYSE Arca Tech 100 Index Fund

Semi-Annual Shareholder Report - April 30, 2026

SAR-ATX-R6 (4-26)

Nationwide NYSE Arca Tech 100 Index Fund

Institutional Service Class: NWJFX

Semi-Annual Shareholder Report - April 30, 2026

This semi-annual shareholder report contains important information about the Nationwide NYSE Arca Tech 100 Index Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026. You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Institutional Service Class	$22	0.42%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Fund Information

Key Fund Statistics

Table Summary
Net Assets	$757,630,610
Number of Portfolio Holdings	105
Portfolio Turnover Rate	4.22%

Asset Class WeightingsFootnote Reference1

Table Summary
Common Stocks	99.6%
Repurchase Agreements	2.5%
Other liabilities in excess of assets	-2.1%

Top IndustriesFootnote Reference2

Table Summary
Semiconductors & Semiconductor Equipment	32.1%
Software	12.3%
Communications Equipment	10.3%
Aerospace & Defense	6.6%
Technology Hardware, Storage & Peripherals	6.3%
Interactive Media & Services	4.3%
Life Sciences Tools & Services	3.7%
Financial Services	3.4%
IT Services	2.8%
Biotechnology	2.8%
Other IndustriesFootnote Reference#	15.4%
Footnote	Description
Footnote#	For purposes of listing top industries, the repurchase agreements are included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of April 30, 2026.
Footnote[2]	Percentages indicated are based upon total investments as of April 30, 2026.

Additional Information

If you wish to view additional information about the Fund; including as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

Contact Us

Phone: 1-800-848-0920

Nationwide NYSE Arca Tech 100 Index Fund

Semi-Annual Shareholder Report - April 30, 2026

SAR-ATX-IS (4-26)

Nationwide S&P 500 Index Fund

Class A: GRMAX

Semi-Annual Shareholder Report - April 30, 2026

This semi-annual shareholder report contains important information about the Nationwide S&P 500 Index Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026. You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class A	$29	0.57%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Fund Information

Key Fund Statistics

Table Summary
Net Assets	$1,866,654,323
Number of Portfolio Holdings	510
Portfolio Turnover Rate	5.64%

Asset Class WeightingsFootnote Reference1

Table Summary
Common Stocks	99.2%
Other assets in excess of liabilities	0.8%

Top IndustriesFootnote Reference2

Table Summary
Semiconductors & Semiconductor Equipment	16.6%
Interactive Media & Services	8.7%
Software	8.0%
Technology Hardware, Storage & Peripherals	7.4%
Broadline Retail	4.3%
Banks	3.4%
Financial Services	3.4%
Oil, Gas & Consumable Fuels	3.2%
Capital Markets	3.1%
Pharmaceuticals	3.1%
Other IndustriesFootnote Reference#	38.8%
Footnote	Description
Footnote#	For purposes of listing top industries, the repurchase agreements are included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of April 30, 2026.
Footnote[2]	Percentages indicated are based upon total investments as of April 30, 2026.

Additional Information

If you wish to view additional information about the Fund; including as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

Contact Us

Phone: 1-800-848-0920

Nationwide S&P 500 Index Fund

Semi-Annual Shareholder Report - April 30, 2026

SAR-SPX-A (4-26)

Nationwide S&P 500 Index Fund

Class R: GRMRX

Semi-Annual Shareholder Report - April 30, 2026

This semi-annual shareholder report contains important information about the Nationwide S&P 500 Index Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026. You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class R	$46	0.91%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Fund Information

Key Fund Statistics

Table Summary
Net Assets	$1,866,654,323
Number of Portfolio Holdings	510
Portfolio Turnover Rate	5.64%

Asset Class WeightingsFootnote Reference1

Table Summary
Common Stocks	99.2%
Other assets in excess of liabilities	0.8%

Top IndustriesFootnote Reference2

Table Summary
Semiconductors & Semiconductor Equipment	16.6%
Interactive Media & Services	8.7%
Software	8.0%
Technology Hardware, Storage & Peripherals	7.4%
Broadline Retail	4.3%
Banks	3.4%
Financial Services	3.4%
Oil, Gas & Consumable Fuels	3.2%
Capital Markets	3.1%
Pharmaceuticals	3.1%
Other IndustriesFootnote Reference#	38.8%
Footnote	Description
Footnote#	For purposes of listing top industries, the repurchase agreements are included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of April 30, 2026.
Footnote[2]	Percentages indicated are based upon total investments as of April 30, 2026.

Additional Information

If you wish to view additional information about the Fund; including as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

Contact Us

Phone: 1-800-848-0920

Nationwide S&P 500 Index Fund

Semi-Annual Shareholder Report - April 30, 2026

SAR-SPX-R (4-26)

Nationwide S&P 500 Index Fund

Class R6: GRMIX

Semi-Annual Shareholder Report - April 30, 2026

This semi-annual shareholder report contains important information about the Nationwide S&P 500 Index Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026. You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class R6	$9	0.18%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Fund Information

Key Fund Statistics

Table Summary
Net Assets	$1,866,654,323
Number of Portfolio Holdings	510
Portfolio Turnover Rate	5.64%

Asset Class WeightingsFootnote Reference1

Table Summary
Common Stocks	99.2%
Other assets in excess of liabilities	0.8%

Top IndustriesFootnote Reference2

Table Summary
Semiconductors & Semiconductor Equipment	16.6%
Interactive Media & Services	8.7%
Software	8.0%
Technology Hardware, Storage & Peripherals	7.4%
Broadline Retail	4.3%
Banks	3.4%
Financial Services	3.4%
Oil, Gas & Consumable Fuels	3.2%
Capital Markets	3.1%
Pharmaceuticals	3.1%
Other IndustriesFootnote Reference#	38.8%
Footnote	Description
Footnote#	For purposes of listing top industries, the repurchase agreements are included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of April 30, 2026.
Footnote[2]	Percentages indicated are based upon total investments as of April 30, 2026.

Additional Information

If you wish to view additional information about the Fund; including as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

Contact Us

Phone: 1-800-848-0920

Nationwide S&P 500 Index Fund

Semi-Annual Shareholder Report - April 30, 2026

SAR-SPX-R6 (4-26)

Nationwide S&P 500 Index Fund

Institutional Service Class: GRISX

Semi-Annual Shareholder Report - April 30, 2026

This semi-annual shareholder report contains important information about the Nationwide S&P 500 Index Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026. You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Institutional Service Class	$22	0.43%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Fund Information

Key Fund Statistics

Table Summary
Net Assets	$1,866,654,323
Number of Portfolio Holdings	510
Portfolio Turnover Rate	5.64%

Asset Class WeightingsFootnote Reference1

Table Summary
Common Stocks	99.2%
Other assets in excess of liabilities	0.8%

Top IndustriesFootnote Reference2

Table Summary
Semiconductors & Semiconductor Equipment	16.6%
Interactive Media & Services	8.7%
Software	8.0%
Technology Hardware, Storage & Peripherals	7.4%
Broadline Retail	4.3%
Banks	3.4%
Financial Services	3.4%
Oil, Gas & Consumable Fuels	3.2%
Capital Markets	3.1%
Pharmaceuticals	3.1%
Other IndustriesFootnote Reference#	38.8%
Footnote	Description
Footnote#	For purposes of listing top industries, the repurchase agreements are included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of April 30, 2026.
Footnote[2]	Percentages indicated are based upon total investments as of April 30, 2026.

Additional Information

If you wish to view additional information about the Fund; including as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

Contact Us

Phone: 1-800-848-0920

Nationwide S&P 500 Index Fund

Semi-Annual Shareholder Report - April 30, 2026

SAR-SPX-IS (4-26)

Nationwide S&P 500 Index Fund

Service Class: GRMSX

Semi-Annual Shareholder Report - April 30, 2026

This semi-annual shareholder report contains important information about the Nationwide S&P 500 Index Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026. You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Service Class	$28	0.56%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Fund Information

Key Fund Statistics

Table Summary
Net Assets	$1,866,654,323
Number of Portfolio Holdings	510
Portfolio Turnover Rate	5.64%

Asset Class WeightingsFootnote Reference1

Table Summary
Common Stocks	99.2%
Other assets in excess of liabilities	0.8%

Top IndustriesFootnote Reference2

Table Summary
Semiconductors & Semiconductor Equipment	16.6%
Interactive Media & Services	8.7%
Software	8.0%
Technology Hardware, Storage & Peripherals	7.4%
Broadline Retail	4.3%
Banks	3.4%
Financial Services	3.4%
Oil, Gas & Consumable Fuels	3.2%
Capital Markets	3.1%
Pharmaceuticals	3.1%
Other IndustriesFootnote Reference#	38.8%
Footnote	Description
Footnote#	For purposes of listing top industries, the repurchase agreements are included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of April 30, 2026.
Footnote[2]	Percentages indicated are based upon total investments as of April 30, 2026.

Additional Information

If you wish to view additional information about the Fund; including as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

Contact Us

Phone: 1-800-848-0920

Nationwide S&P 500 Index Fund

Semi-Annual Shareholder Report - April 30, 2026

SAR-SPX-S (4-26)

Nationwide Small Cap Index Fund

Class A: GMRAX

Semi-Annual Shareholder Report - April 30, 2026

This semi-annual shareholder report contains important information about the Nationwide Small Cap Index Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026. You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class A	$35	0.67%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Fund Information

Key Fund Statistics

Table Summary
Net Assets	$262,260,230
Number of Portfolio Holdings	1,922
Portfolio Turnover Rate	4.87%

Asset Class WeightingsFootnote Reference1

Table Summary
Common Stocks	99.0%
Repurchase Agreements	6.4%
Other liabilities in excess of assets	-5.4%

Top IndustriesFootnote Reference2

Table Summary
Banks	8.7%
Biotechnology	7.8%
Semiconductors & Semiconductor Equipment	4.3%
Software	4.3%
Electronic Equipment, Instruments & Components	3.9%
Electrical Equipment	3.8%
Machinery	3.5%
Oil, Gas & Consumable Fuels	3.5%
Construction & Engineering	2.9%
Health Care Providers & Services	2.7%
Other IndustriesFootnote Reference#	54.6%
Footnote	Description
Footnote#	For purposes of listing top industries, the repurchase agreements are included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of April 30, 2026.
Footnote[2]	Percentages indicated are based upon total investments as of April 30, 2026.

Additional Information

If you wish to view additional information about the Fund; including as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

Contact Us

Phone: 1-800-848-0920

Nationwide Small Cap Index Fund

Semi-Annual Shareholder Report - April 30, 2026

SAR-SCX-A (4-26)

Nationwide Small Cap Index Fund

Class R: GMSRX

Semi-Annual Shareholder Report - April 30, 2026

This semi-annual shareholder report contains important information about the Nationwide Small Cap Index Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026. You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class R	$53	1.01%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Fund Information

Key Fund Statistics

Table Summary
Net Assets	$262,260,230
Number of Portfolio Holdings	1,922
Portfolio Turnover Rate	4.87%

Asset Class WeightingsFootnote Reference1

Table Summary
Common Stocks	99.0%
Repurchase Agreements	6.4%
Other liabilities in excess of assets	-5.4%

Top IndustriesFootnote Reference2

Table Summary
Banks	8.7%
Biotechnology	7.8%
Semiconductors & Semiconductor Equipment	4.3%
Software	4.3%
Electronic Equipment, Instruments & Components	3.9%
Electrical Equipment	3.8%
Machinery	3.5%
Oil, Gas & Consumable Fuels	3.5%
Construction & Engineering	2.9%
Health Care Providers & Services	2.7%
Other IndustriesFootnote Reference#	54.6%
Footnote	Description
Footnote#	For purposes of listing top industries, the repurchase agreements are included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of April 30, 2026.
Footnote[2]	Percentages indicated are based upon total investments as of April 30, 2026.

Additional Information

If you wish to view additional information about the Fund; including as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

Contact Us

Phone: 1-800-848-0920

Nationwide Small Cap Index Fund

Semi-Annual Shareholder Report - April 30, 2026

SAR-SCX-R (4-26)

Nationwide Small Cap Index Fund

Class R6: GMRIX

Semi-Annual Shareholder Report - April 30, 2026

This semi-annual shareholder report contains important information about the Nationwide Small Cap Index Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026. You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class R6	$14	0.26%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Fund Information

Key Fund Statistics

Table Summary
Net Assets	$262,260,230
Number of Portfolio Holdings	1,922
Portfolio Turnover Rate	4.87%

Asset Class WeightingsFootnote Reference1

Table Summary
Common Stocks	99.0%
Repurchase Agreements	6.4%
Other liabilities in excess of assets	-5.4%

Top IndustriesFootnote Reference2

Table Summary
Banks	8.7%
Biotechnology	7.8%
Semiconductors & Semiconductor Equipment	4.3%
Software	4.3%
Electronic Equipment, Instruments & Components	3.9%
Electrical Equipment	3.8%
Machinery	3.5%
Oil, Gas & Consumable Fuels	3.5%
Construction & Engineering	2.9%
Health Care Providers & Services	2.7%
Other IndustriesFootnote Reference#	54.6%
Footnote	Description
Footnote#	For purposes of listing top industries, the repurchase agreements are included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of April 30, 2026.
Footnote[2]	Percentages indicated are based upon total investments as of April 30, 2026.

Additional Information

If you wish to view additional information about the Fund; including as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

Contact Us

Phone: 1-800-848-0920

Nationwide Small Cap Index Fund

Semi-Annual Shareholder Report - April 30, 2026

SAR-SCX-R6 (4-26)

Nationwide Small Cap Index Fund

Institutional Service Class: NWXRX

Semi-Annual Shareholder Report - April 30, 2026

This semi-annual shareholder report contains important information about the Nationwide Small Cap Index Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026. You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Institutional Service Class	$27	0.51%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Fund Information

Key Fund Statistics

Table Summary
Net Assets	$262,260,230
Number of Portfolio Holdings	1,922
Portfolio Turnover Rate	4.87%

Asset Class WeightingsFootnote Reference1

Table Summary
Common Stocks	99.0%
Repurchase Agreements	6.4%
Other liabilities in excess of assets	-5.4%

Top IndustriesFootnote Reference2

Table Summary
Banks	8.7%
Biotechnology	7.8%
Semiconductors & Semiconductor Equipment	4.3%
Software	4.3%
Electronic Equipment, Instruments & Components	3.9%
Electrical Equipment	3.8%
Machinery	3.5%
Oil, Gas & Consumable Fuels	3.5%
Construction & Engineering	2.9%
Health Care Providers & Services	2.7%
Other IndustriesFootnote Reference#	54.6%
Footnote	Description
Footnote#	For purposes of listing top industries, the repurchase agreements are included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of April 30, 2026.
Footnote[2]	Percentages indicated are based upon total investments as of April 30, 2026.

Additional Information

If you wish to view additional information about the Fund; including as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

Contact Us

Phone: 1-800-848-0920

Nationwide Small Cap Index Fund

Semi-Annual Shareholder Report - April 30, 2026

SAR-SCX-IS (4-26)

Nationwide U.S. 130/30 Equity Portfolio

Class R6

Semi-Annual Shareholder Report - April 30, 2026

This semi-annual shareholder report contains important information about the Nationwide U.S. 130/30 Equity Portfolio (the "Fund") for the period of November 1, 2025 to April 30, 2026. You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class R6	$25	0.49%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Fund Information

Key Fund Statistics

Table Summary
Net Assets	$372,104,286
Number of Portfolio Holdings	258
Portfolio Turnover Rate	51.14%

Asset Class WeightingsFootnote Reference1

Table Summary
Common Stocks	98.3%
Other assets in excess of liabilities	1.7%

Top IndustriesFootnote Reference2

Table Summary
Semiconductors & Semiconductor Equipment	13.9%
Software	11.0%
Capital Markets	8.3%
Interactive Media & Services	6.7%
Hotels, Restaurants & Leisure	4.4%
Consumer Staples Distribution & Retail	4.0%
Electronic Equipment, Instruments & Components	3.5%
Oil, Gas & Consumable Fuels	3.5%
Health Care Equipment & Supplies	3.2%
Broadline Retail	3.1%
Other Industries	38.4%
Footnote	Description
Footnote[1]	Percentages indicated are based upon net assets as of April 30, 2026.
Footnote[2]	Percentages indicated are based upon total investments as of April 30, 2026.

Additional Information

If you wish to view additional information about the Fund; including as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

Contact Us

Phone: 1-800-848-0920

Nationwide U.S. 130/30 Equity Portfolio

Semi-Annual Shareholder Report - April 30, 2026

SAR-130-30-R6 (4-26)

Nationwide Renaissance Small Cap Growth Fund

Class A: NWGPX

Semi-Annual Shareholder Report - April 30, 2026

This semi-annual shareholder report contains important information about the Nationwide Renaissance Small Cap Growth Fund (the "Fund") (formerly known as Nationwide WCM Focused Small Cap Fund) for the period of November 1, 2025 to April 30, 2026. You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class A	$56	1.12%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Fund Information

Key Fund Statistics

Table Summary
Net Assets	$24,262,016
Number of Portfolio Holdings	50
Portfolio Turnover Rate	80.24%

Asset Class WeightingsFootnote Reference1

Table Summary
Common Stocks	99.6%
Other assets in excess of liabilities	0.4%

Top IndustriesFootnote Reference2

Table Summary
Construction & Engineering	12.4%
Electronic Equipment, Instruments & Components	10.1%
Health Care Providers & Services	8.6%
Health Care Equipment & Supplies	5.7%
Professional Services	5.5%
Semiconductors & Semiconductor Equipment	5.5%
Financial Services	4.3%
Biotechnology	4.1%
Insurance	4.1%
Aerospace & Defense	3.9%
Other Industries	35.8%
Footnote	Description
Footnote[1]	Percentages indicated are based upon net assets as of April 30, 2026.
Footnote[2]	Percentages indicated are based upon total investments as of April 30, 2026.

Additional Information

If you wish to view additional information about the Fund; including as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

Contact Us

Phone: 1-800-848-0920

Nationwide Renaissance Small Cap Growth Fund

Semi-Annual Shareholder Report - April 30, 2026

SAR-R-SCG-A (4-26)

Nationwide Renaissance Small Cap Growth Fund

Class R6: NWKEX

Semi-Annual Shareholder Report - April 30, 2026

This semi-annual shareholder report contains important information about the Nationwide Renaissance Small Cap Growth Fund (the "Fund") (formerly known as Nationwide WCM Focused Small Cap Fund) for the period of November 1, 2025 to April 30, 2026. You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class R6	$40	0.79%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Fund Information

Key Fund Statistics

Table Summary
Net Assets	$24,262,016
Number of Portfolio Holdings	50
Portfolio Turnover Rate	80.24%

Asset Class WeightingsFootnote Reference1

Table Summary
Common Stocks	99.6%
Other assets in excess of liabilities	0.4%

Top IndustriesFootnote Reference2

Table Summary
Construction & Engineering	12.4%
Electronic Equipment, Instruments & Components	10.1%
Health Care Providers & Services	8.6%
Health Care Equipment & Supplies	5.7%
Professional Services	5.5%
Semiconductors & Semiconductor Equipment	5.5%
Financial Services	4.3%
Biotechnology	4.1%
Insurance	4.1%
Aerospace & Defense	3.9%
Other Industries	35.8%
Footnote	Description
Footnote[1]	Percentages indicated are based upon net assets as of April 30, 2026.
Footnote[2]	Percentages indicated are based upon total investments as of April 30, 2026.

Additional Information

If you wish to view additional information about the Fund; including as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

Contact Us

Phone: 1-800-848-0920

Nationwide Renaissance Small Cap Growth Fund

Semi-Annual Shareholder Report - April 30, 2026

SAR-R-SCG-R6 (4-26)

Nationwide Renaissance Small Cap Growth Fund

Institutional Service Class: NWGSX

Semi-Annual Shareholder Report - April 30, 2026

This semi-annual shareholder report contains important information about the Nationwide Renaissance Small Cap Growth Fund (the "Fund") (formerly known as Nationwide WCM Focused Small Cap Fund) for the period of November 1, 2025 to April 30, 2026. You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Institutional Service Class	$47	0.95%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Fund Information

Key Fund Statistics

Table Summary
Net Assets	$24,262,016
Number of Portfolio Holdings	50
Portfolio Turnover Rate	80.24%

Asset Class WeightingsFootnote Reference1

Table Summary
Common Stocks	99.6%
Other assets in excess of liabilities	0.4%

Top IndustriesFootnote Reference2

Table Summary
Construction & Engineering	12.4%
Electronic Equipment, Instruments & Components	10.1%
Health Care Providers & Services	8.6%
Health Care Equipment & Supplies	5.7%
Professional Services	5.5%
Semiconductors & Semiconductor Equipment	5.5%
Financial Services	4.3%
Biotechnology	4.1%
Insurance	4.1%
Aerospace & Defense	3.9%
Other Industries	35.8%
Footnote	Description
Footnote[1]	Percentages indicated are based upon net assets as of April 30, 2026.
Footnote[2]	Percentages indicated are based upon total investments as of April 30, 2026.

Additional Information

If you wish to view additional information about the Fund; including as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

Contact Us

Phone: 1-800-848-0920

Nationwide Renaissance Small Cap Growth Fund

Semi-Annual Shareholder Report - April 30, 2026

SAR-R-SCG-IS (4-26)

Item 2. Code of Ethics.

Not Applicable: The information required by this item is required only in an annual report on the Form N-CSR.

Item 3. Audit Committee Financial Expert.

Not Applicable: The information required by this item is required only in an annual report on the Form N-CSR.

Item 4. Principal Accountant Fees and Services.

Not Applicable: The additional information required by this item is required only in an annual report on the Form N-CSR.

Item 5.    Audit Committee of Listed Registrants.

Not Applicable.

Item 6.    Investments.

6(a) The complete schedule of investments is included in Item 7 of this Form N-CSR.

6(b) Not Applicable.

Item 7.  Financial Statements and Financial Highlights for Open-End Management Investment Companies.

7(a) The registrant’s Financial Statements are filed herewith.

7(b) Included as part of the Financial Statements under Item 7(a) of this form.

Semi-Annual Financial Statements
April 30, 2026 (Unaudited)
Nationwide Mutual Funds
Target Destination Funds
Nationwide Destination 2030 Fund
Nationwide Destination 2035 Fund
Nationwide Destination 2040 Fund
Nationwide Destination 2045 Fund
Nationwide Destination 2050 Fund
Nationwide Destination 2055 Fund
Nationwide Destination 2060 Fund
Nationwide Destination 2065 Fund
Nationwide Destination 2070 Fund
Nationwide Destination Retirement Fund
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Nationwide Funds
®
Important Disclosure Information
Third-party information has been obtained from sources that Nationwide Fund Advisors (NFA), the Funds' investment adviser, believes to be reliable. Portfolio composition is as of the date of this report and is subject to change at any time without notice.
NFA, its affiliated advisers, and their employees may hold positions in the securities discussed in this report.
This material is not a recommendation to buy, sell, hold, or roll over any asset, adopt any investment strategy, retain any investment
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Statement Regarding Availability of Quarterly Portfolio Holdings
The Trust files complete schedules of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-PORT. In addition, the Nationwide Government Money Market Fund files a complete schedule of portfolio holdings each month on Form N-MFP. These filings are available on the Securities and Exchange Commission's website at http://www.sec.gov/ .
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Statement Regarding Availability of Proxy Voting Record
Federal law requires the Trust and each of its investment advisers and subadvisers to adopt proxy voting policies and procedures and to provide a summary of those policies and procedures.
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securities during the most recent 12-month period ended June 30, is available free of charge:
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Statements of Investments 2
Statements of Assets and Liabilities 12
Statements of Operations 20
Statements of Changes in Net Assets 24
Financial Highlights 38
Notes to Financial Statements 48

2 - Statement of Investments - April 30, 2026 (Unaudited) - Nationwide Destination 2030 Fund
Investment Companies 88 .2%
Shares Value ($)
Alternative Assets 4.3%
Nationwide Strategic Income
Fund, Class R6(a) 787,628 8,002,301
Total Alternative Assets
(cost $7,619,173) 8,002,301
Equity Funds 46.6%
Nationwide Fundamental All Cap
Equity Portfolio, Class R6(a) 2,469,550 33,166,059
Nationwide International Equity
Portfolio, Class R6(a) 935,811 13,466,325
Nationwide International Index
Fund, Class R6(a) 1,069,915 11,972,347
Nationwide Large Cap Equity
Portfolio, Class R6(a) 1,197,864 13,440,031
Nationwide Small Cap Index
Fund, Class R6(a) 128,691 1,940,658
Nationwide U.S. 130/30 Equity
Portfolio, Class R6(a) 1,060,019 13,483,442
Total Equity Funds
(cost $68,505,324) 87,468,862
Fixed Income Funds 37.3%
Nationwide Bond Portfolio, Class
R6(a) 6,803,053 58,370,197
Nationwide Inflation-Protected
Securities Fund, Class R6(a) 766,329 6,988,921
Nationwide Loomis Short Term
Bond Fund, Class R6(a) 463,516 4,635,161
Total Fixed Income Funds
(cost $69,671,322) 69,994,279
Total Investment Companies
(cost $145,795,819) 165,465,442
Exchange Traded Funds 11 .9%
Equity Funds 9.9%
iShares Core MSCI Emerging
Markets ETF 110,607 8,681,543
iShares Core S&P 500 ETF 8,578 6,193,917
JPMorgan Equity Premium
Income ETF(b) 63,752 3,671,478
Total Equity Funds
(cost $14,346,713) 18,546,938
Fixed Income Funds 2.0%
iShares 20+ Year Treasury Bond
ETF 26,615 2,278,776
iShares U.S. Treasury Bond ETF 61,050 1,393,161
Total Fixed Income Funds
(cost $3,798,072) 3,671,937
Total Exchange Traded Funds
(cost $18,144,785) 22,218,875
Short-Term Investments 0 .1%
Shares Value ($)
Money Market Funds 0.1%
Invesco Government & Agency
Portfolio, Institutional Shares,
3.58% (c)(d) 100,000 100,000
Morgan Stanley Institutional
Liquidity Fund - Government
Portfolio, Institutional Shares,
3.57% (c)(d) 68,531 68,531
Total Short-Term Investment
(cost $168,531)
168,531
Repurchase Agreement 1 .7%
Principal
Amount ($)
CF Secured, LLC, 3.61%,
dated 4/30/2026, due
5/1/2026, repurchase price
$3,258,336, collateralized by
U.S. Government Treasury
Securities, ranging from
0.00% - 6.13%, maturing
5/15/2026 - 2/15/2056; total
market value $3,323,502.
(d)(e) 3,258,009 3,258,009
Total Repurchase Agreement
(cost $3,258,009) 3,258,009
Total Investments
(cost $167,367,144) — 101.9% 191,110,857
Liabilities in excess of other assets — (1.9)% (3,538,801)
NET ASSETS — 100.0% $ 187,572,056
(a) Investment in affiliate.
(b) The security or a portion of this security is on loan as of
April 30, 2026. The total value of securities on loan as of
April 30, 2026 was $3,671,420, which was collateralized by
cash used to purchase money market funds and repurchase
agreements with a value of $168,531 and $3,258,009,
respectively, and by $387,274 of collateral in the form of  U.S.
Government Treasury Securities, interest rates ranging from
0.00% - 4.75%, and maturity dates ranging from 6/4/2026 -
2/15/2056, a total value of $3,813,814.
(c) Represents 7-day effective yield as of April 30, 2026.
(d) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of April 30, 2026 was $3,426,540.
(e) Please refer to Note 2 for additional information on the joint repurchase agreement.
ETF Exchange Traded Fund
The accompanying notes are an integral part of these financial statements.

Nationwide Destination 2035 Fund - April 30, 2026 (Unaudited) - Statement of Investments - 3
Investment Companies 87 .4%
Shares Value ($)
Alternative Assets 3.0%
Nationwide Strategic Income
Fund, Class R6(a) 562,438 5,714,365
Total Alternative Assets
(cost $5,496,549) 5,714,365
Equity Funds 58.0%
Nationwide Fundamental All Cap
Equity Portfolio, Class R6(a) 3,029,038 40,679,980
Nationwide International Equity
Portfolio, Class R6(a) 1,118,688 16,097,913
Nationwide International Index
Fund, Class R6(a) 1,427,164 15,969,969
Nationwide Large Cap Equity
Portfolio, Class R6(a) 1,529,391 17,159,765
Nationwide Small Cap Index
Fund, Class R6(a) 305,707 4,610,067
Nationwide U.S. 130/30 Equity
Portfolio, Class R6(a) 1,356,610 17,256,080
Total Equity Funds
(cost $88,043,338) 111,773,774
Fixed Income Funds 26.4%
Nationwide Bond Portfolio, Class
R6(a) 5,369,219 46,067,899
Nationwide Inflation-Protected
Securities Fund, Class R6(a) 329,577 3,005,746
Nationwide Loomis Short Term
Bond Fund, Class R6(a) 176,354 1,763,542
Total Fixed Income Funds
(cost $50,372,379) 50,837,187
Total Investment Companies
(cost $143,912,266) 168,325,326
Exchange Traded Funds 12 .6%
Equity Funds 11.4%
iShares Core MSCI Emerging
Markets ETF 152,475 11,967,763
iShares Core S&P 500 ETF 8,807 6,359,270
JPMorgan Equity Premium
Income ETF(b) 64,603 3,720,487
Total Equity Funds
(cost $17,021,225) 22,047,520
Fixed Income Funds 1.2%
iShares 20+ Year Treasury Bond
ETF 21,052 1,802,472
iShares U.S. Treasury Bond
ETF(b) 20,612 470,366
Total Fixed Income Funds
(cost $2,383,500) 2,272,838
Total Exchange Traded Funds
(cost $19,404,725) 24,320,358
Short-Term Investments 0 .1%
Shares Value ($)
Money Market Funds 0.1%
Invesco Government & Agency
Portfolio, Institutional Shares,
3.58% (c)(d) 88,488 88,488
Morgan Stanley Institutional
Liquidity Fund - Government
Portfolio, Institutional Shares,
3.57% (c)(d) 58,992 58,992
Total Short-Term Investment
(cost $147,480)
147,480
Repurchase Agreement 1 .5%
Principal
Amount ($)
CF Secured, LLC, 3.61%,
dated 4/30/2026, due
5/1/2026, repurchase price
$2,802,401, collateralized by
U.S. Government Treasury
Securities, ranging from
0.00% - 6.13%, maturing
5/15/2026 - 2/15/2056; total
market value $2,858,449.
(d)(e) 2,802,120 2,802,120
Total Repurchase Agreement
(cost $2,802,120) 2,802,120
Total Investments
(cost $166,266,591) — 101.6% 195,595,284
Liabilities in excess of other assets — (1.6)% (3,020,473)
NET ASSETS — 100.0% $ 192,574,811
(a) Investment in affiliate.
(b) The security or a portion of this security is on loan as of
April 30, 2026. The total value of securities on loan as of
April 30, 2026 was $4,143,717, which was collateralized by
cash used to purchase money market funds and repurchase
agreements with a value of $147,480 and $2,802,120,
respectively, and by $1,342,138 of collateral in the form
of  U.S. Government Treasury Securities, interest rates
ranging from 0.00% - 4.88%, and maturity dates ranging from
5/12/2026 - 2/15/2056, a total value of $4,291,738.
(c) Represents 7-day effective yield as of April 30, 2026.
(d) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of April 30, 2026 was $2,949,600.
(e) Please refer to Note 2 for additional information on the joint repurchase agreement.
ETF Exchange Traded Fund
The accompanying notes are an integral part of these financial statements.

4 - Statement of Investments - April 30, 2026 (Unaudited) - Nationwide Destination 2040 Fund
Investment Companies 86 .4%
Shares Value ($)
Alternative Assets 2.2%
Nationwide Strategic Income
Fund, Class R6(a) 407,161 4,136,758
Total Alternative Assets
(cost $3,943,970) 4,136,758
Equity Funds 65.9%
Nationwide Fundamental All Cap
Equity Portfolio, Class R6(a) 3,411,808 45,820,582
Nationwide International Equity
Portfolio, Class R6(a) 1,197,244 17,228,343
Nationwide International Index
Fund, Class R6(a) 1,747,433 19,553,780
Nationwide Large Cap Equity
Portfolio, Class R6(a) 1,703,593 19,114,314
Nationwide Small Cap Index
Fund, Class R6(a) 369,240 5,568,139
Nationwide U.S. 130/30 Equity
Portfolio, Class R6(a) 1,515,043 19,271,347
Total Equity Funds
(cost $99,626,842) 126,556,505
Fixed Income Funds 18.3%
Nationwide Bond Portfolio, Class
R6(a) 3,828,075 32,844,881
Nationwide Inflation-Protected
Securities Fund, Class R6(a) 120,060 1,094,948
Nationwide Loomis Short Term
Bond Fund, Class R6(a) 118,785 1,187,848
Total Fixed Income Funds
(cost $34,709,413) 35,127,677
Total Investment Companies
(cost $138,280,225) 165,820,940
Exchange Traded Funds 13 .6%
Equity Funds 13.2%
iShares Core MSCI Emerging
Markets ETF 197,394 15,493,455
iShares Core S&P 500 ETF 8,533 6,161,423
JPMorgan Equity Premium
Income ETF(b) 63,576 3,661,342
Total Equity Funds
(cost $19,442,690) 25,316,220
Fixed Income Funds 0.4%
iShares 20+ Year Treasury Bond
ETF 4,902 419,709
iShares U.S. Treasury Bond ETF 16,443 375,230
Total Fixed Income Funds
(cost $802,553) 794,939
Total Exchange Traded Funds
(cost $20,245,243) 26,111,159
Short-Term Investments 0 .0%
†
Shares Value ($)
Money Market Funds 0.0%
†
Invesco Government & Agency
Portfolio, Institutional Shares,
3.58% (c)(d) 49,370 49,370
Morgan Stanley Institutional
Liquidity Fund - Government
Portfolio, Institutional Shares,
3.57% (c)(d) 32,914 32,914
Total Short-Term Investment
(cost $82,284)
82,284
Repurchase Agreement 0 .8%
Principal
Amount ($)
CF Secured, LLC, 3.61%,
dated 4/30/2026, due
5/1/2026, repurchase price
$1,563,553, collateralized by
U.S. Government Treasury
Securities, ranging from
0.00% - 6.13%, maturing
5/15/2026 - 2/15/2056; total
market value $1,594,824.
(d)(e) 1,563,396 1,563,396
Total Repurchase Agreement
(cost $1,563,396) 1,563,396
Total Investments
(cost $160,171,148) — 100.8% 193,577,779
Liabilities in excess of other assets — (0.8)% (1,517,418)
NET ASSETS — 100.0% $ 192,060,361
† Amount rounds to less than 0.1%.
(a) Investment in affiliate.
(b) The security or a portion of this security is on loan as of
April 30, 2026. The total value of securities on loan as of
April 30, 2026 was $3,661,284, which was collateralized by
cash used to purchase money market funds and repurchase
agreements with a value of $82,284 and $1,563,396,
respectively, and by $2,107,616 of collateral in the form
of  U.S. Government Treasury Securities, interest rates
ranging from 0.00% - 4.75%, and maturity dates ranging from
6/4/2026 - 2/15/2056, a total value of $3,753,296.
(c) Represents 7-day effective yield as of April 30, 2026.
(d) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of April 30, 2026 was $1,645,680.
(e) Please refer to Note 2 for additional information on the joint repurchase agreement.
ETF Exchange Traded Fund
The accompanying notes are an integral part of these financial statements.

Nationwide Destination 2045 Fund - April 30, 2026 (Unaudited) - Statement of Investments - 5
Investment Companies 86 .2%
Shares Value ($)
Alternative Assets 1.2%
Nationwide Strategic Income
Fund, Class R6(a) 202,643 2,058,849
Total Alternative Assets
(cost $1,985,934) 2,058,849
Equity Funds 73.3%
Nationwide Fundamental All Cap
Equity Portfolio, Class R6(a) 3,280,206 44,053,166
Nationwide International Equity
Portfolio, Class R6(a) 1,116,303 16,063,595
Nationwide International Index
Fund, Class R6(a) 1,728,652 19,343,614
Nationwide Large Cap Equity
Portfolio, Class R6(a) 1,623,121 18,211,416
Nationwide Small Cap Index
Fund, Class R6(a) 327,078 4,932,337
Nationwide U.S. 130/30 Equity
Portfolio, Class R6(a) 1,453,538 18,489,005
Total Equity Funds
(cost $95,085,022) 121,093,133
Fixed Income Funds 11.7%
Nationwide Bond Portfolio, Class
R6(a) 2,125,572 18,237,404
Nationwide Inflation-Protected
Securities Fund, Class R6(a) 18,754 171,041
Nationwide Loomis Short Term
Bond Fund, Class R6(a) 86,714 867,136
Total Fixed Income Funds
(cost $19,005,322) 19,275,581
Total Investment Companies
(cost $116,076,278) 142,427,563
Exchange Traded Funds 13 .8%
Shares Value ($)
Equity Funds 13.7%
iShares Core MSCI Emerging
Markets ETF 180,359 14,156,378
iShares Core S&P 500 ETF 7,420 5,357,759
JPMorgan Equity Premium
Income ETF(b) 54,687 3,149,424
Total Equity Funds
(cost $17,319,964) 22,663,561
Fixed Income Fund 0.1%
iShares U.S. Treasury Bond ETF 7,085 161,680
Total Fixed Income Funds
(cost  $163,630) 161,680
Total Exchange Traded Funds
(cost $17,483,594) 22,825,241
Total Investments
(cost $133,559,872) — 100.0% 165,252,804
Liabilities in excess of other assets — 0.0%
†
(67,326)
NET ASSETS — 100.0% $ 165,185,478
† Amount rounds to less than 0.1%.
(a) Investment in affiliate.
(b) The security or a portion of this security is on loan as of
April 30, 2026. The total value of securities on loan as of
April 30, 2026 was $3,149,367, which was collateralized
by $3,188,566 in the form of U.S Government Treasury
Securities, interest rates ranging from 0.00% - 4.75%, and
maturity dates ranging from 6/4/2026 - 2/15/2056.
ETF Exchange Traded Fund
The accompanying notes are an integral part of these financial statements.

6 - Statement of Investments - April 30, 2026 (Unaudited) - Nationwide Destination 2050 Fund
Investment Companies 85 .8%
Shares Value ($)
Alternative Assets 0.4%
Nationwide Strategic Income
Fund, Class R6(a) 73,705 748,840
Total Alternative Assets
(cost $727,900) 748,840
Equity Funds 77.5%
Nationwide Fundamental All Cap
Equity Portfolio, Class R6(a) 3,431,511 46,085,191
Nationwide International Equity
Portfolio, Class R6(a) 1,317,513 18,959,012
Nationwide International Index
Fund, Class R6(a) 1,884,315 21,085,483
Nationwide Large Cap Equity
Portfolio, Class R6(a) 1,787,301 20,053,516
Nationwide Small Cap Index
Fund, Class R6(a) 336,468 5,073,943
Nationwide U.S. 130/30 Equity
Portfolio, Class R6(a) 1,568,423 19,950,337
Total Equity Funds
(cost $103,277,189) 131,207,482
Fixed Income Funds 7.9%
Nationwide Bond Portfolio, Class
R6(a) 1,530,223 13,129,312
Nationwide Loomis Short Term
Bond Fund, Class R6(a) 22,562 225,621
Total Fixed Income Funds
(cost $13,098,819) 13,354,933
Total Investment Companies
(cost $117,103,908) 145,311,255
Exchange Traded Funds 14 .2%
Equity Funds 14.1%
iShares Core MSCI Emerging
Markets ETF 193,589 15,194,801
iShares Core S&P 500 ETF 7,298 5,269,667
JPMorgan Equity Premium
Income ETF(b) 58,506 3,369,360
Total Equity Funds
(cost $17,987,703) 23,833,828
Fixed Income Fund 0.1%
iShares U.S. Treasury Bond ETF 7,348 167,681
Total Fixed Income Funds
(cost  $169,704) 167,681
Total Exchange Traded Funds
(cost $18,157,407) 24,001,509
Short-Term Investments 0 .0%
†
Shares Value ($)
Money Market Funds 0.0%
†
Invesco Government & Agency
Portfolio, Institutional Shares,
3.58% (c)(d) 3,534 3,534
Morgan Stanley Institutional
Liquidity Fund - Government
Portfolio, Institutional Shares,
3.57% (c)(d) 2,356 2,356
Total Short-Term Investment
(cost $5,890)
5,890
Repurchase Agreement 0 .1%
Principal
Amount ($)
CF Secured, LLC, 3.61%,
dated 4/30/2026, due
5/1/2026, repurchase price
$111,921, collateralized by
U.S. Government Treasury
Securities, ranging from
0.00% - 6.13%, maturing
5/15/2026 - 2/15/2056; total
market value $114,159.(d)
(e) 111,910 111,910
Total Repurchase Agreement
(cost $111,910) 111,910
Total Investments
(cost $135,379,115) — 100.1% 169,430,564
Liabilities in excess of other assets — (0.1)% (187,480)
NET ASSETS — 100.0% $ 169,243,084
† Amount rounds to less than 0.1%.
(a) Investment in affiliate.
(b) The security or a portion of this security is on loan as of
April 30, 2026. The total value of securities on loan as of
April 30, 2026 was $3,369,303, which was collateralized
by cash used to purchase money market funds and
repurchase agreements with a value of $5,890 and $111,910,
respectively, and by $3,293,985 of collateral in the form
of  U.S. Government Treasury Securities, interest rates
ranging from 0.00% - 4.75%, and maturity dates ranging from
6/4/2026 - 2/15/2056, a total value of $3,411,785.
(c) Represents 7-day effective yield as of April 30, 2026.
(d) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of April 30, 2026 was $117,800.
(e) Please refer to Note 2 for additional information on the joint repurchase agreement.
ETF Exchange Traded Fund
The accompanying notes are an integral part of these financial statements.

Nationwide Destination 2055 Fund - April 30, 2026 (Unaudited) - Statement of Investments - 7
Investment Companies 85 .2%
Shares Value ($)
Alternative Assets 0.1%
Nationwide Strategic Income
Fund, Class R6(a) 6,003 60,992
Total Alternative Assets
(cost $60,624) 60,992
Equity Funds 79.3%
Nationwide Fundamental All Cap
Equity Portfolio, Class R6(a) 2,241,511 30,103,491
Nationwide International Equity
Portfolio, Class R6(a) 860,967 12,389,319
Nationwide International Index
Fund, Class R6(a) 1,240,160 13,877,391
Nationwide Large Cap Equity
Portfolio, Class R6(a) 1,183,452 13,278,332
Nationwide Small Cap Index
Fund, Class R6(a) 236,025 3,559,264
Nationwide U.S. 130/30 Equity
Portfolio, Class R6(a) 1,056,204 13,434,920
Total Equity Funds
(cost $68,442,001) 86,642,717
Fixed Income Fund 5.8%
Nationwide Bond Portfolio, Class
R6(a) 742,903 6,374,110
Total Fixed Income Funds
(cost $6,232,066) 6,374,110
Total Investment Companies
(cost $74,734,691) 93,077,819
Exchange Traded Funds 14 .9%
Equity Funds 14.8%
iShares Core MSCI Emerging
Markets ETF 134,634 10,567,423
iShares Core S&P 500 ETF 4,821 3,481,099
JPMorgan Equity Premium
Income ETF(b) 35,915 2,068,345
Total Equity Funds
(cost $12,222,528) 16,116,867
Fixed Income Fund 0.1%
iShares U.S. Treasury Bond
ETF(b) 4,707 107,414
Total Fixed Income Funds
(cost  $108,709) 107,414
Total Exchange Traded Funds
(cost $12,331,237) 16,224,281
Short-Term Investments 0 .1%
Shares Value ($)
Money Market Funds 0.1%
Invesco Government & Agency
Portfolio, Institutional Shares,
3.58% (c)(d) 63,029 63,029
Morgan Stanley Institutional
Liquidity Fund - Government
Portfolio, Institutional Shares,
3.57% (c)(d) 42,019 42,019
Total Short-Term Investment
(cost $105,048)
105,048
Repurchase Agreement 1 .8%
Principal
Amount ($)
CF Secured, LLC, 3.61%,
dated 4/30/2026, due
5/1/2026, repurchase price
$1,996,121, collateralized by
U.S. Government Treasury
Securities, ranging from
0.00% - 6.13%, maturing
5/15/2026 - 2/15/2056; total
market value $2,036,044.
(d)(e) 1,995,921 1,995,921
Total Repurchase Agreement
(cost $1,995,921) 1,995,921
Total Investments
(cost $89,166,897) — 102.0% 111,403,069
Liabilities in excess of other assets — (2.0)% (2,138,447)
NET ASSETS — 100.0% $ 109,264,622
(a) Investment in affiliate.
(b) The security or a portion of this security is on loan as of
April 30, 2026. The total value of securities on loan as of
April 30, 2026 was $2,164,930, which was collateralized by
cash used to purchase money market funds and repurchase
agreements with a value of $105,048 and $1,995,921,
respectively, and by $100,861 of collateral in the form of  U.S.
Government Treasury Securities, interest rates ranging from
0.00% - 4.88%, and maturity dates ranging from 5/12/2026 -
11/15/2055, a total value of $2,201,830.
(c) Represents 7-day effective yield as of April 30, 2026.
(d) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of April 30, 2026 was $2,100,969.
(e) Please refer to Note 2 for additional information on the joint repurchase agreement.
ETF Exchange Traded Fund
The accompanying notes are an integral part of these financial statements.

8 - Statement of Investments - April 30, 2026 (Unaudited) - Nationwide Destination 2060 Fund
Investment Companies 85 .4%
Shares Value ($)
Equity Funds 80.5%
Nationwide Fundamental All Cap
Equity Portfolio, Class R6(a) 1,265,584 16,996,797
Nationwide International Equity
Portfolio, Class R6(a) 496,436 7,143,721
Nationwide International Index
Fund, Class R6(a) 719,612 8,052,456
Nationwide Large Cap Equity
Portfolio, Class R6(a) 693,924 7,785,832
Nationwide Small Cap Index
Fund, Class R6(a) 133,576 2,014,331
Nationwide U.S. 130/30 Equity
Portfolio, Class R6(a) 620,069 7,887,272
Total Equity Funds
(cost $39,902,182) 49,880,409
Fixed Income Fund 4.9%
Nationwide Bond Portfolio, Class
R6(a) 355,215 3,047,748
Total Fixed Income Funds
(cost $2,967,708) 3,047,748
Total Investment Companies
(cost $42,869,890) 52,928,157
Exchange Traded Funds 14 .6%
Equity Funds 14.5%
iShares Core MSCI Emerging
Markets ETF 75,220 5,904,018
iShares Core S&P 500 ETF 2,666 1,925,039
JPMorgan Equity Premium
Income ETF(b) 19,973 1,150,245
Total Equity Funds
(cost $6,796,065) 8,979,302
Fixed Income Fund 0.1%
iShares U.S. Treasury Bond ETF 2,592 59,149
Total Fixed Income Funds
(cost  $59,863) 59,149
Total Exchange Traded Funds
(cost $6,855,928) 9,038,451
Short-Term Investments 0 .1%
Shares Value ($)
Money Market Funds 0.1%
Invesco Government & Agency
Portfolio, Institutional Shares,
3.58% (c)(d) 35,003 35,003
Morgan Stanley Institutional
Liquidity Fund - Government
Portfolio, Institutional Shares,
3.57% (c)(d) 23,336 23,336
Total Short-Term Investment
(cost $58,339)
58,339
Repurchase Agreement 1 .8%
Principal
Amount ($)
CF Secured, LLC, 3.61%,
dated 4/30/2026, due
5/1/2026, repurchase price
$1,108,555, collateralized by
U.S. Government Treasury
Securities, ranging from
0.00% - 6.13%, maturing
5/15/2026 - 2/15/2056; total
market value $1,130,726.
(d)(e) 1,108,444 1,108,444
Total Repurchase Agreement
(cost $1,108,444) 1,108,444
Total Investments
(cost $50,892,601) — 101.9% 63,133,391
Liabilities in excess of other assets — (1.9)% (1,186,712)
NET ASSETS — 100.0% $ 61,946,679
(a) Investment in affiliate.
(b) The security or a portion of this security is on loan as of
April 30, 2026. The total value of securities on loan as of
April 30, 2026 was $1,148,633, which was collateralized by
cash used to purchase money market funds and repurchase
agreements with a value of $58,339 and $1,108,444,
respectively, a total value of $1,166,783.
(c) Represents 7-day effective yield as of April 30, 2026.
(d) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of April 30, 2026 was $1,166,783.
(e) Please refer to Note 2 for additional information on the joint repurchase agreement.
ETF Exchange Traded Fund
The accompanying notes are an integral part of these financial statements.

Nationwide Destination 2065 Fund - April 30, 2026 (Unaudited) - Statement of Investments - 9
Investment Companies 85 .4%
Shares Value ($)
Equity Funds 80.6%
Nationwide Fundamental All Cap
Equity Portfolio, Class R6(a) 313,708 4,213,098
Nationwide International Equity
Portfolio, Class R6(a) 124,517 1,791,798
Nationwide International Index
Fund, Class R6(a) 180,340 2,018,005
Nationwide Large Cap Equity
Portfolio, Class R6(a) 175,087 1,964,476
Nationwide Small Cap Index
Fund, Class R6(a) 33,147 499,850
Nationwide U.S. 130/30 Equity
Portfolio, Class R6(a) 153,998 1,958,858
Total Equity Funds
(cost $10,326,574) 12,446,085
Fixed Income Fund 4.8%
Nationwide Bond Portfolio, Class
R6(a) 85,948 737,434
Total Fixed Income Funds
(cost $718,109) 737,434
Total Investment Companies
(cost $11,044,683) 13,183,519
Exchange Traded Funds 14 .6%
Equity Funds 14.5%
iShares Core MSCI Emerging
Markets ETF 18,665 1,465,016
iShares Core S&P 500 ETF 655 472,956
JPMorgan Equity Premium
Income ETF(b) 5,189 298,834
Total Equity Funds
(cost $1,738,255) 2,236,806
Fixed Income Fund 0.1%
iShares U.S. Treasury Bond ETF 585 13,350
Total Fixed Income Funds
(cost  $13,511) 13,350
Total Exchange Traded Funds
(cost $1,751,766) 2,250,156
Short-Term Investments 0 .1%
Shares Value ($)
Money Market Funds 0.1%
Invesco Government & Agency
Portfolio, Institutional Shares,
3.58% (c)(d) 9,105 9,105
Morgan Stanley Institutional
Liquidity Fund - Government
Portfolio, Institutional Shares,
3.57% (c)(d) 6,070 6,070
Total Short-Term Investment
(cost $15,175)
15,175
Repurchase Agreement 1 .9%
Principal
Amount ($)
CF Secured, LLC, 3.61%,
dated 4/30/2026, due
5/1/2026, repurchase price
$288,352, collateralized by
U.S. Government Treasury
Securities, ranging from
0.00% - 6.13%, maturing
5/15/2026 - 2/15/2056; total
market value $294,119.(d)
(e) 288,323 288,323
Total Repurchase Agreement
(cost $288,323) 288,323
Total Investments
(cost $13,099,947) — 102.0% 15,737,173
Liabilities in excess of other assets — (2.0)% (307,905)
NET ASSETS — 100.0% $ 15,429,268
(a) Investment in affiliate.
(b) The security or a portion of this security is on loan as of
April 30, 2026. The total value of securities on loan as of
April 30, 2026 was $298,777, which was collateralized by
cash used to purchase money market funds and repurchase
agreements with a value of $15,175 and $288,323,
respectively, a total value of $303,498.
(c) Represents 7-day effective yield as of April 30, 2026.
(d) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of April 30, 2026 was $303,498.
(e) Please refer to Note 2 for additional information on the joint repurchase agreement.
ETF Exchange Traded Fund
The accompanying notes are an integral part of these financial statements.

10 - Statement of Investments - April 30, 2026 (Unaudited) - Nationwide Destination 2070 Fund
Investment Companies 85 .5%
Shares Value ($)
Equity Funds 81.0%
Nationwide Fundamental All Cap
Equity Portfolio, Class R6(a) 30,818 413,891
Nationwide International Equity
Portfolio, Class R6(a) 12,052 173,424
Nationwide International Index
Fund, Class R6(a) 17,570 196,604
Nationwide Large Cap Equity
Portfolio, Class R6(a) 17,216 193,164
Nationwide Small Cap Index
Fund, Class R6(a) 3,260 49,154
Nationwide U.S. 130/30 Equity
Portfolio, Class R6(a) 14,610 185,837
Total Equity Funds
(cost $1,083,717) 1,212,074
Fixed Income Fund 4.5%
Nationwide Bond Portfolio, Class
R6(a) 7,716 66,202
Total Fixed Income Funds
(cost $65,182) 66,202
Total Investment Companies
(cost $1,148,899) 1,278,276
Exchange Traded Funds 15 .1%
Shares Value ($)
Equity Funds 15.0%
iShares Core MSCI Emerging
Markets ETF 1,905 149,523
iShares Core S&P 500 ETF 61 44,046
JPMorgan Equity Premium
Income ETF 548 31,560
Total Equity Funds
(cost $182,781) 225,129
Fixed Income Fund 0.1%
iShares U.S. Treasury Bond ETF 54 1,232
Total Fixed Income Funds
(cost  $1,247) 1,232
Total Exchange Traded Funds
(cost $184,028) 226,361
Total Investments
(cost $1,332,927) — 100.6% 1,504,637
Liabilities in excess of other assets — (0.6)% (8,710)
NET ASSETS — 100.0% $ 1,495,927
(a) Investment in affiliate.
ETF Exchange Traded Fund
The accompanying notes are an integral part of these financial statements.

Nationwide Destination Retirement Fund - April 30, 2026 (Unaudited) - Statement of Investments - 11
Investment Companies 88 .6%
Shares Value ($)
Alternative Assets 5.6%
Nationwide Strategic Income
Fund, Class R6(a) 1,129,421 11,474,920
Total Alternative Assets
(cost $10,299,444) 11,474,920
Equity Funds 35.8%
Nationwide Fundamental All Cap
Equity Portfolio, Class R6(a) 2,051,969 27,557,948
Nationwide International Equity
Portfolio, Class R6(a) 774,685 11,147,719
Nationwide International Index
Fund, Class R6(a) 958,029 10,720,342
Nationwide Large Cap Equity
Portfolio, Class R6(a) 995,565 11,170,238
Nationwide Small Cap Index
Fund, Class R6(a) 73,029 1,101,276
Nationwide U.S. 130/30 Equity
Portfolio, Class R6(a) 880,536 11,200,412
Total Equity Funds
(cost $57,611,140) 72,897,935
Fixed Income Funds 47.2%
Nationwide Bond Portfolio, Class
R6(a) 9,062,529 77,756,503
Nationwide Inflation-Protected
Securities Fund, Class R6(a) 1,291,189 11,775,642
Nationwide Loomis Short Term
Bond Fund, Class R6(a) 681,636 6,816,358
Total Fixed Income Funds
(cost $97,372,016) 96,348,503
Total Investment Companies
(cost $165,282,600) 180,721,358
Exchange Traded Funds 11 .4%
Equity Funds 8.2%
iShares Core MSCI Emerging
Markets ETF 74,986 5,885,651
iShares Core S&P 500 ETF 9,491 6,853,167
JPMorgan Equity Premium
Income ETF(b) 69,854 4,022,892
Total Equity Funds
(cost $13,040,612) 16,761,710
Fixed Income Funds 3.2%
iShares 20+ Year Treasury Bond
ETF 53,044 4,541,627
iShares U.S. Treasury Bond
ETF(b) 87,961 2,007,270
Total Fixed Income Funds
(cost $6,835,721) 6,548,897
Total Exchange Traded Funds
(cost $19,876,333) 23,310,607
Short-Term Investments 0 .1%
Shares Value ($)
Money Market Funds 0.1%
Invesco Government & Agency
Portfolio, Institutional Shares,
3.58% (c)(d) 100,000 100,000
Morgan Stanley Institutional
Liquidity Fund - Government
Portfolio, Institutional Shares,
3.57% (c)(d) 81,632 81,632
Total Short-Term Investment
(cost $181,632)
181,632
Repurchase Agreement 1 .6%
Principal
Amount ($)
CF Secured, LLC, 3.61%,
dated 4/30/2026, due
5/1/2026, repurchase price
$3,325,718, collateralized by
U.S. Government Treasury
Securities, ranging from
0.00% - 6.13%, maturing
5/15/2026 - 2/15/2056; total
market value $3,392,232.
(d)(e) 3,325,385 3,325,385
Total Repurchase Agreement
(cost $3,325,385) 3,325,385
Total Investments
(cost $188,665,950) — 101.7% 207,538,982
Liabilities in excess of other assets — (1.7)% (3,477,811)
NET ASSETS — 100.0% $ 204,061,171
(a) Investment in affiliate.
(b) The security or a portion of this security is on loan as of
April 30, 2026. The total value of securities on loan as of
April 30, 2026 was $4,237,836, which was collateralized by
cash used to purchase money market funds and repurchase
agreements with a value of $181,632 and $3,325,385,
respectively, and by $819,655 of collateral in the form of  U.S.
Government Treasury Securities, interest rates ranging from
0.00% - 4.88%, and maturity dates ranging from 5/12/2026 -
11/15/2055, a total value of $4,326,672.
(c) Represents 7-day effective yield as of April 30, 2026.
(d) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of April 30, 2026 was $3,507,017.
(e) Please refer to Note 2 for additional information on the joint repurchase agreement.
ETF Exchange Traded Fund
The accompanying notes are an integral part of these financial statements.

12 - Statements of Assets and Liabilities - April 30, 2026 (Unaudited) - Target Destination Funds
The accompanying notes are an integral part of these financial statements.
Nationwide
Destination 2030
Fund
Assets:
Investment securities of affiliated issuers, at value $ 165,465,442
Investment securities of unaffiliated issuers, at value
*
22,387,406
Repurchase agreements, at value 3,258,009
Cash —
Interest and dividends receivable 28
Security lending income receivable 1,983
Receivable for investments sold 347,111
Receivable for capital shares issued 33,444
Total Assets 191,493,423
Liabilities:
Payable for investments purchased —
Payable for capital shares redeemed 84,604
Cash overdraft (Note 2) 319,880
Payable upon return of securities loaned (Note 2) 3,426,540
Accrued expenses and other payables:
Investment advisory fees 19,750
Distribution fees 24,697
Administrative servicing fees 44,802
Trustee fees 561
Professional fees 533
Total Liabilities 3,921,367
Net Assets $ 187,572,056
* Includes value of securities on loan (Note 2) 3,671,420
Cost of investment securities of affiliated issuers 145,795,819
Cost of investment securities of unaffiliated issuers 18,313,316
Cost of repurchase agreements 3,258,009
Represented by:
Capital $ 165,383,921
Total distributable earnings (loss) 22,188,135
Net Assets $ 187,572,056

Target Destination Funds - April 30, 2026 (Unaudited) - Statements of Assets and Liabilities - 13
Nationwide
Destination 2035
Fund
Nationwide
Destination 2040
Fund
Nationwide
Destination 2045
Fund
Nationwide
Destination 2050
Fund
Nationwide
Destination 2055
Fund
$ 168,325,326 $ 165,820,940 $ 142,427,563 $ 145,311,255 $ 93,077,819
24,467,838 26,193,443 22,825,241 24,007,399 16,329,329
2,802,120 1,563,396 — 111,910 1,995,921
10,017 202,078 5,150 — 5,503
21 405 13 60 15
1,902 1,485 1,192 1,148 268
352,323 1,321 105,582 335,971 222,546
36,080 118,162 8,859 9,024 8,258
195,995,627 193,901,230 165,373,600 169,776,767 111,639,659
— 118,140 — — —
397,498 — 114,441 22,458 230,804
— — — 318,510 —
2,949,600 1,645,680 — 117,800 2,100,969
20,174 19,856 17,116 17,759 11,328
24,018 24,270 22,096 21,129 12,868
28,445 31,890 33,565 35,070 18,459
564 538 471 499 318
517 495 433 458 291
3,420,816 1,840,869 188,122 533,683 2,375,037
$ 192,574,811 $ 192,060,361 $ 165,185,478 $ 169,243,084 $ 109,264,622
4,143,717 3,661,284 3,149,367 3,369,303 2,164,930
143,912,266 138,280,225 116,076,278 117,103,908 74,734,691
19,552,205 20,327,527 17,483,594 18,163,297 12,436,285
2,802,120 1,563,396 — 111,910 1,995,921
$ 161,884,180 $ 155,249,695 $ 129,393,375 $ 129,542,336 $ 83,603,372
30,690,631 36,810,666 35,792,103 39,700,748 25,661,250
$ 192,574,811 $ 192,060,361 $ 165,185,478 $ 169,243,084 $ 109,264,622

14 - Statements of Assets and Liabilities - April 30, 2026 (Unaudited) - Target Destination Funds
The accompanying notes are an integral part of these financial statements.
Nationwide
Destination 2030
Fund
Net Assets:
Class A Shares $ 42,317,859
Class R Shares 39,904,644
Class R6 Shares 44,102,720
Institutional Service Class Shares 61,246,833
Total $ 187,572,056
Shares Outstanding (unlimited number of shares authorized):
Class A Shares 4,879,428
Class R Shares 4,662,870
Class R6 Shares 5,019,342
Institutional Service Class Shares 7,043,206
Total 21,604,846
Net asset value and redemption price per share (Net assets by class divided by shares outstanding by class, respectively):
Class A Shares $ 8 .67 (a)
Class R Shares $ 8 .56
Class R6 Shares $ 8 .79
Institutional Service Class Shares $ 8 .70
Maximum offering price per share (100%/(100%-maximum sales charge) of net asset value adjusted to the nearest cent):
Class A Shares $ 9 .20
Maximum Sales Charge:
Class A Shares 5 .75%
(a) For Class A Shares that were purchased without a sales charge because such purchase exceeded $1,000,000, a contingent deferred sales charge of 1.00% may apply to any redemption of such shares within 18 months of their purchase.

Target Destination Funds - April 30, 2026 (Unaudited) - Statements of Assets and Liabilities - 15
Nationwide
Destination 2035
Fund
Nationwide
Destination 2040
Fund
Nationwide
Destination 2045
Fund
Nationwide
Destination 2050
Fund
Nationwide
Destination 2055
Fund
$ 40,239,317 $ 39,734,914 $ 38,828,530 $ 35,700,403 $ 27,496,917
39,534,078 41,055,021 35,619,600 34,485,489 18,402,783
50,683,179 43,178,324 39,685,739 41,329,575 27,580,052
62,118,237 68,092,102 51,051,609 57,727,617 35,784,870
$ 192,574,811 $ 192,060,361 $ 165,185,478 $ 169,243,084 $ 109,264,622
4,094,562 3,973,946 3,656,964 3,634,230 1,812,130
4,091,327 4,179,625 3,442,445 3,623,439 1,225,799
5,079,431 4,235,661 3,676,616 4,175,390 1,790,789
6,298,190 6,722,473 4,801,769 5,872,061 2,329,900
19,563,510 19,111,705 15,577,794 17,305,120 7,158,618
$ 9 .83 (a) $ 10 .00 (a) $ 10 .62 (a) $ 9 .82 (a) $ 15 .17 (a)
$ 9 .66 $ 9 .82 $ 10 .35 $ 9 .52 $ 15 .01
$ 9 .98 $ 10 .19 $ 10 .79 $ 9 .90 $ 15 .40
$ 9 .86 $ 10 .13 $ 10 .63 $ 9 .83 $ 15 .36
$ 10 .43 $ 10 .61 $ 11 .27 $ 10 .42 $ 16 .10
5 .75% 5 .75% 5 .75% 5 .75% 5 .75%

16 - Statements of Assets and Liabilities - April 30, 2026 (Unaudited) - Target Destination Funds
The accompanying notes are an integral part of these financial statements.
Nationwide
Destination 2060
Fund
Assets:
Investment securities of affiliated issuers, at value $ 52,928,157
Investment securities of unaffiliated issuers, at value
*
9,096,790
Repurchase agreements, at value 1,108,444
Cash 2,586
Interest and dividends receivable 11
Security lending income receivable 264
Receivable for investments sold —
Receivable for capital shares issued 22,155
Prepaid expenses —
Total Assets 63,158,407
Liabilities:
Payable for investments purchased 22,151
Payable for capital shares redeemed 4
Cash overdraft (Note 2) —
Payable upon return of securities loaned (Note 2) 1,166,783
Accrued expenses and other payables:
Investment advisory fees 6,352
Distribution fees 5,830
Administrative servicing fees 10,284
Trustee fees 168
Professional fees 156
Total Liabilities 1,211,728
Net Assets $ 61,946,679
* Includes value of securities on loan (Note 2) 1,148,633
Cost of investment securities of affiliated issuers 42,869,890
Cost of investment securities of unaffiliated issuers 6,914,267
Cost of repurchase agreements 1,108,444
Represented by:
Capital $ 47,799,819
Total distributable earnings (loss) 14,146,860
Net Assets $ 61,946,679

Target Destination Funds - April 30, 2026 (Unaudited) - Statements of Assets and Liabilities - 17
Nationwide
Destination 2065
Fund
Nationwide
Destination 2070
Fund
Nationwide
Destination
Retirement Fund
$ 13,183,519 $ 1,278,276 $ 180,721,358
2,265,331 226,361 23,492,239
288,323 — 3,325,385
944 — —
19 — 194
39 — 621
— 67,102 134,805
9,887 1,926 36,633
— — 3,270
15,748,062 1,573,665 207,714,505
9,868 — —
19 73,708 58,003
— 3,673 14,421
303,498 — 3,507,017
1,542 162 21,492
1,355 83 27,143
2,446 40 24,080
34 21 571
32 51 607
318,794 77,738 3,653,334
$ 15,429,268 $ 1,495,927 $ 204,061,171
298,777 — 4,237,836
11,044,683 1,148,899 165,282,600
1,766,941 184,028 20,057,965
288,323 — 3,325,385
$ 12,330,407 $ 1,271,382 $ 193,080,031
3,098,861 224,545 10,981,140
$ 15,429,268 $ 1,495,927 $ 204,061,171

18 - Statements of Assets and Liabilities - April 30, 2026 (Unaudited) - Target Destination Funds
The accompanying notes are an integral part of these financial statements.
Nationwide
Destination 2060
Fund
Net Assets:
Class A Shares $ 17,146,998
Class R Shares 6,160,914
Class R6 Shares 15,500,160
Institutional Service Class Shares 23,138,607
Total $ 61,946,679
Shares Outstanding (unlimited number of shares authorized):
Class A Shares 1,275,160
Class R Shares 462,281
Class R6 Shares 1,144,517
Institutional Service Class Shares 1,710,822
Total 4,592,780
Net asset value and redemption price per share (Net assets by class divided by shares outstanding by class, respectively):
Class A Shares $ 13 .45 (a)
Class R Shares $ 13 .33
Class R6 Shares $ 13 .54
Institutional Service Class Shares $ 13 .52
Maximum offering price per share (100%/(100%-maximum sales charge) of net asset value adjusted to the nearest cent):
Class A Shares $ 14 .27
Maximum Sales Charge:
Class A Shares 5 .75%
(a) For Class A Shares that were purchased without a sales charge because such purchase exceeded $1,000,000, a contingent deferred sales charge of 1.00% may apply to any redemption of such shares within 18 months of their purchase.

Target Destination Funds - April 30, 2026 (Unaudited) - Statements of Assets and Liabilities - 19
Nationwide
Destination 2065
Fund
Nationwide
Destination 2070
Fund
Nationwide
Destination
Retirement Fund
$ 3,361,847 $ 150,225 $ 40,742,438
1,793,337 43,448 46,531,336
4,138,713 1,295,955 62,478,507
6,135,371 6,299 54,308,890
$ 15,429,268 $ 1,495,927 $ 204,061,171
225,827 12,539 5,276,736
121,244 3,632 6,071,050
276,803 108,176 8,062,113
410,902 526 7,027,979
1,034,776 124,873 26,437,878
$ 14 .89 (a) $ 11 .98 (a) $ 7 .72 (a)
$ 14 .79 $ 11 .96 $ 7 .66
$ 14 .95 $ 11 .98 $ 7 .75
$ 14 .93 $ 11 .98 $ 7 .73
$ 15 .80 $ 12 .71 $ 8 .19
5 .75% 5 .75% 5 .75%

20 - Statements of Operations - For the Six Months Ended April 30, 2026 (Unaudited) - Target Destination Funds
The accompanying notes are an integral part of these financial statements.
Nationwide
Destination 2030
Fund
INVESTMENT INCOME:
Dividend income from affiliated issuers $ 4,312,518
Dividend income from unaffiliated issuers 465,480
Income from securities lending (net of fees) (Note 2) 8,488
Interest income (unaffiliated) 96
Total Income 4,786,582
EXPENSES:
Investment advisory fees 120,339
Distribution fees Class A 50,470
Distribution fees Class R 99,525
Administrative servicing fees Class A 46,432
Administrative servicing fees Class R 49,762
Administrative servicing fees Institutional Service Class 77,305
Professional fees 1,586
Trustee fees 3,370
Total Expenses 448,789
NET INVESTMENT INCOME 4,337,793
REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gains distributions from affiliated issuers 5,682,269
Net realized gains (losses) from:
Transactions in investment securities of affiliated issuers 2,029,690
Transactions in investment securities of unaffiliated issuers 85,791
Net realized gains (losses) 7,797,750
Net change in unrealized appreciation/depreciation in the value of:
Investment securities of affiliated issuers (4,500,164)
Investment securities of unaffiliated issuers 1,450,407
Net change in unrealized appreciation/depreciation (3,049,757)
Net realized/unrealized gains (losses) 4,747,993
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS $ 9,085,786

Target Destination Funds - For the Six Months Ended April 30, 2026 (Unaudited) - Statements of Operations - 21
Nationwide
Destination 2035
Fund
Nationwide
Destination 2040
Fund
Nationwide
Destination 2045
Fund
Nationwide
Destination 2050
Fund
Nationwide
Destination 2055
Fund
$ 4,188,378 $ 3,983,917 $ 3,358,316 $ 3,469,842 $ 2,190,184
443,707 463,337 393,784 420,410 278,023
8,895 6,757 6,455 6,504 4,605
117 1,333 84 138 232
4,641,097 4,455,344 3,758,639 3,896,894 2,473,044
120,423 119,594 103,100 107,540 68,281
49,055 48,335 47,998 45,446 34,233
95,037 96,928 86,935 84,949 45,978
46,132 45,459 47,068 41,811 33,573
47,519 48,464 43,468 42,474 22,989
76,514 81,755 61,269 71,341 42,537
1,549 1,552 1,329 1,399 886
3,357 3,331 2,876 2,995 1,904
439,586 445,418 394,043 397,955 250,381
4,201,511 4,009,926 3,364,596 3,498,939 2,222,663
6,832,068 7,797,088 7,497,505 8,272,884 5,378,827
2,739,998 3,611,730 3,139,837 3,895,994 2,451,450
83,587 52,373 12,613 180,596 98,556
9,655,653 11,461,191 10,649,955 12,349,474 7,928,833
(4,604,211) (5,316,401) (4,562,335) (5,281,865) (3,254,463)
1,936,484 2,542,449 2,399,028 2,468,464 1,686,035
(2,667,727) (2,773,952) (2,163,307) (2,813,401) (1,568,428)
6,987,926 8,687,239 8,486,648 9,536,073 6,360,405
$ 11,189,437 $ 12,697,165 $ 11,851,244 $ 13,035,012 $ 8,583,068

22 - Statements of Operations - For the Six Months Ended April 30, 2026 (Unaudited) - Target Destination Funds
The accompanying notes are an integral part of these financial statements.
Nationwide
Destination 2060
Fund
INVESTMENT INCOME:
Dividend income from affiliated issuers $ 1,198,165
Dividend income from unaffiliated issuers 154,123
Income from securities lending (net of fees) (Note 2) 2,363
Interest income (unaffiliated) 136
Total Income 1,354,787
EXPENSES:
Investment advisory fees 37,766
Distribution fees Class A 20,326
Distribution fees Class R 14,989
Administrative servicing fees Class A 19,784
Administrative servicing fees Class R 7,495
Administrative servicing fees Institutional Service Class 27,332
Professional fees 482
Trustee fees 1,049
Total Expenses 129,223
NET INVESTMENT INCOME 1,225,564
REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gains distributions from affiliated issuers 3,000,181
Net realized gains (losses) from:
Transactions in investment securities of affiliated issuers 1,078,414
Transactions in investment securities of unaffiliated issuers 61,588
Net realized gains (losses) 4,140,183
Net change in unrealized appreciation/depreciation in the value of:
Investment securities of affiliated issuers (1,452,346)
Investment securities of unaffiliated issuers 941,133
Net change in unrealized appreciation/depreciation (511,213)
Net realized/unrealized gains (losses) 3,628,970
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS $ 4,854,534

Target Destination Funds - For the Six Months Ended April 30, 2026 (Unaudited) - Statements of Operations - 23
Nationwide
Destination 2065
Fund
Nationwide
Destination 2070
Fund
Nationwide
Destination
Retirement Fund
$ 272,716 $ 24,471 $ 4,840,679
34,028 3,011 545,394
662 — 7,422
131 20 578
307,537 27,502 5,394,073
8,826 818 132,359
3,847 34 50,927
3,714 86 117,526
3,847 5 42,091
1,857 5 58,763
6,675 4 68,871
107 1 1,762
239 5 3,640
29,112 958 475,939
278,425 26,544 4,918,134
660,186 59,260 4,758,476
160,321 12,559 (324,529)
2,981 387 26,883
823,488 72,206 4,460,830
(162,119) 516 (2,716,951)
232,033 23,543 919,487
69,914 24,059 (1,797,464)
893,402 96,265 2,663,366
$ 1,171,827 $ 122,809 $ 7,581,500

The accompanying notes are an integral part of these financial statements.
24 - Statements of Changes in Net Assets - April 30, 2026 (Unaudited) - Target Destination Funds
Nationwide Destination 2030 Fund
Six Months Ended
April 30, 2026
(Unaudited)
Year Ended
October 31, 2025
OPERATIONS:
Net investment income $ 4,337,793 $ 5,343,127
Net realized gains 7,797,750 5,364,117
Net change in unrealized appreciation/depreciation (3,049,757) 14,416,952
Change in net assets resulting from operations 9,085,786 25,124,196
Distributions to Shareholders From:
Distributable earnings:
Class A (2,654,121) (4,638,962)
Class R (2,594,376) (4,657,083)
Class R6 (2,833,753) (7,240,335)
Institutional Service Class (4,149,374) (7,177,555)
Change in net assets from shareholder distributions (12,231,624) (23,713,935)
Change in net assets from capital transactions (1,258,720) (24,772,673)
Change in net assets (4,404,558) (23,362,412)
Net Assets:
Beginning of period 191,976,614 215,339,026
End of period $ 187,572,056 $ 191,976,614
CAPITAL TRANSACTIONS:
Class A Shares
Proceeds from shares issued $ 2,946,640 $ 5,113,135
Dividends reinvested 2,653,685 4,638,768
Cost of shares redeemed (3,568,894) (11,061,774)
Total Class A Shares 2,031,431 (1,309,871)
Class R Shares
Proceeds from shares issued 1,365,912 3,953,982
Dividends reinvested 2,594,376 4,657,083
Cost of shares redeemed (4,614,284) (9,619,216)
Total Class R Shares (653,996) (1,008,151)
Class R6 Shares
Proceeds from shares issued 6,072,386 16,428,160
Dividends reinvested 2,833,753 7,240,335
Cost of shares redeemed (10,894,830) (47,147,100)
Total Class R6 Shares (1,988,691) (23,478,605)
Institutional Service Class Shares
Proceeds from shares issued 7,187,611 14,743,953
Dividends reinvested 4,149,374 7,177,555
Cost of shares redeemed (11,984,449) (20,897,554)
Total Institutional Service Class Shares (647,464) 1,023,954
Change in net assets from capital transactions $ (1,258,720) $ (24,772,673)

Target Destination Funds - April 30, 2026 (Unaudited) - Statements of Changes in Net Assets - 25
Nationwide Destination 2035 Fund Nationwide Destination 2040 Fund
Six Months Ended
April 30, 2026
(Unaudited)
Year Ended
October 31, 2025
Six Months Ended
April 30, 2026
(Unaudited)
Year Ended
October 31, 2025
$ 4,201,511 $ 4,511,326 $ 4,009,926 $ 3,529,366
9,655,653 7,990,965 11,461,191 8,645,133
(2,667,727) 14,784,008 (2,773,952) 16,295,487
11,189,437 27,286,299 12,697,165 28,469,986
(2,959,714) (4,866,928) (2,996,464) (4,888,600)
(2,829,301) (4,730,920) (3,022,234) (4,888,226)
(3,456,467) (7,789,080) (3,191,165) (7,147,648)
(4,604,036) (7,291,571) (5,084,457) (7,162,597)
(13,849,518) (24,678,499) (14,294,320) (24,087,071)
7,932,555 (22,717,397) 6,266,609 (10,607,581)
5,272,474 (20,109,597) 4,669,454 (6,224,666)
187,302,337 207,411,934 187,390,907 193,615,573
$ 192,574,811 $ 187,302,337 $ 192,060,361 $ 187,390,907
$ 2,494,405 $ 3,732,537 $ 1,548,576 $ 4,996,467
2,959,529 4,866,928 2,996,464 4,888,600
(3,952,647) (11,396,030) (3,839,242) (9,368,405)
1,501,287 (2,796,565) 705,798 516,662
1,534,991 3,679,594 2,214,868 2,486,078
2,829,301 4,730,920 3,022,234 4,888,226
(3,015,018) (8,654,245) (2,074,797) (8,328,336)
1,349,274 (243,731) 3,162,305 (954,032)
5,338,120 15,268,580 4,454,082 13,149,111
3,456,467 7,789,066 3,191,165 7,147,648
(4,998,587) (45,140,887) (7,370,399) (39,688,080)
3,796,000 (22,083,241) 274,848 (19,391,321)
5,373,713 12,005,552 6,191,088 14,969,742
4,604,036 7,291,571 5,084,457 7,162,597
(8,691,755) (16,890,983) (9,151,887) (12,911,229)
1,285,994 2,406,140 2,123,658 9,221,110
$ 7,932,555 $ (22,717,397) $ 6,266,609 $ (10,607,581)

The accompanying notes are an integral part of these financial statements.
26 - Statements of Changes in Net Assets - April 30, 2026 (Unaudited) - Target Destination Funds
Nationwide Destination 2030 Fund
Six Months Ended
April 30, 2026
(Unaudited)
Year Ended
October 31, 2025
SHARE TRANSACTIONS:
Class A Shares
Issued 344,679 616,143
Reinvested 316,363 587,292
Redeemed (413,933) (1,313,172)
Total Class A Shares 247,109 (109,737)
Class R Shares
Issued 162,170 480,446
Reinvested 313,344 596,944
Redeemed (545,336) (1,178,189)
Total Class R Shares (69,822) (100,799)
Class R6 Shares
Issued 702,660 1,875,127
Reinvested 333,947 905,813
Redeemed (1,244,405) (5,457,664)
Total Class R6 Shares (207,798) (2,676,724)
Institutional Service Class Shares
Issued 838,306 1,771,344
Reinvested 493,555 906,002
Redeemed (1,393,709) (2,540,236)
Total Institutional Service Class Shares (61,848) 137,110
Total change in shares (92,359) (2,750,150)

Target Destination Funds - April 30, 2026 (Unaudited) - Statements of Changes in Net Assets - 27
Nationwide Destination 2035 Fund Nationwide Destination 2040 Fund
Six Months Ended
April 30, 2026
(Unaudited)
Year Ended
October 31, 2025
Six Months Ended
April 30, 2026
(Unaudited)
Year Ended
October 31, 2025
256,889 405,322 158,872 529,122
314,206 550,721 314,763 552,032
(413,957) (1,201,188) (394,073) (1,019,591)
157,138 (245,145) 79,562 61,563
161,235 396,613 227,533 273,195
305,210 543,741 322,888 561,418
(315,747) (941,862) (219,246) (897,326)
150,698 (1,508) 331,175 (62,713)
549,390 1,554,323 445,193 1,321,835
361,698 869,843 329,096 792,601
(504,438) (4,641,014) (733,486) (4,031,116)
406,650 (2,216,848) 40,803 (1,916,680)
552,991 1,278,898 626,105 1,579,693
486,804 822,682 527,525 798,829
(892,009) (1,828,119) (923,404) (1,370,254)
147,786 273,461 230,226 1,008,268
862,272 (2,190,040) 681,766 (909,562)

The accompanying notes are an integral part of these financial statements.
28 - Statements of Changes in Net Assets - April 30, 2026 (Unaudited) - Target Destination Funds
Nationwide Destination 2045 Fund
Six Months Ended
April 30, 2026
(Unaudited)
Year Ended
October 31, 2025
OPERATIONS:
Net investment income $ 3,364,596 $ 2,760,902
Net realized gains 10,649,955 9,757,226
Net change in unrealized appreciation/depreciation (2,163,307) 13,966,701
Change in net assets resulting from operations 11,851,244 26,484,829
Distributions to Shareholders From:
Distributable earnings:
Class A (3,371,692) (4,893,440)
Class R (3,033,502) (4,636,063)
Class R6 (3,127,074) (7,099,214)
Institutional Service Class (4,271,841) (5,865,552)
Change in net assets from shareholder distributions (13,804,109) (22,494,269)
Change in net assets from capital transactions 6,408,101 (14,579,141)
Change in net assets 4,455,236 (10,588,581)
Net Assets:
Beginning of period 160,730,242 171,318,823
End of period $ 165,185,478 $ 160,730,242
CAPITAL TRANSACTIONS:
Class A Shares
Proceeds from shares issued $ 1,311,750 $ 3,731,922
Dividends reinvested 3,371,692 4,893,440
Cost of shares redeemed (4,647,078) (6,877,287)
Total Class A Shares 36,364 1,748,075
Class R Shares
Proceeds from shares issued 1,694,952 2,834,953
Dividends reinvested 3,033,502 4,636,063
Cost of shares redeemed (3,804,490) (8,244,395)
Total Class R Shares 923,964 (773,379)
Class R6 Shares
Proceeds from shares issued 3,996,548 12,350,239
Dividends reinvested 3,127,074 7,099,214
Cost of shares redeemed (4,335,822) (39,968,185)
Total Class R6 Shares 2,787,800 (20,518,732)
Institutional Service Class Shares
Proceeds from shares issued 5,696,739 11,167,753
Dividends reinvested 4,271,841 5,865,552
Cost of shares redeemed (7,308,607) (12,068,410)
Total Institutional Service Class Shares 2,659,973 4,964,895
Change in net assets from capital transactions $ 6,408,101 $ (14,579,141)

Target Destination Funds - April 30, 2026 (Unaudited) - Statements of Changes in Net Assets - 29
Nationwide Destination 2050 Fund Nationwide Destination 2055 Fund
Six Months Ended
April 30, 2026
(Unaudited)
Year Ended
October 31, 2025
Six Months Ended
April 30, 2026
(Unaudited)
Year Ended
October 31, 2025
$ 3,498,939 $ 2,652,476 $ 2,222,663 $ 1,578,470
12,349,474 9,364,931 7,928,833 7,017,111
(2,813,401) 16,397,783 (1,568,428) 9,873,449
13,035,012 28,415,190 8,583,068 18,469,030
(2,975,443) (4,690,297) (2,501,039) (3,435,247)
(2,774,172) (4,744,650) (1,700,942) (2,808,683)
(3,050,832) (6,696,710) (2,227,356) (4,247,801)
(4,691,477) (6,251,721) (3,086,562) (3,847,716)
(13,491,924) (22,383,378) (9,515,899) (14,339,447)
(600,394) (10,480,066) 2,731,883 (13,482,455)
(1,057,306) (4,448,254) 1,799,052 (9,352,872)
170,300,390 174,748,644 107,465,570 116,818,442
$ 169,243,084 $ 170,300,390 $ 109,264,622 $ 107,465,570
$ 2,129,437 $ 4,471,404 $ 1,204,703 $ 3,006,948
2,975,443 4,690,297 2,501,039 3,435,247
(6,501,665) (10,587,980) (4,529,881) (4,448,402)
(1,396,785) (1,426,279) (824,139) 1,993,793
1,536,389 3,024,596 867,213 2,167,544
2,774,172 4,744,650 1,700,942 2,808,683
(6,495,245) (9,857,809) (3,049,930) (7,799,922)
(2,184,684) (2,088,563) (481,775) (2,823,695)
3,626,901 9,836,345 3,546,919 17,395,183
3,050,832 6,696,710 2,227,356 4,247,801
(4,041,567) (31,343,445) (3,672,473) (38,716,318)
2,636,166 (14,810,390) 2,101,802 (17,073,334)
7,477,910 14,416,514 6,355,789 8,732,093
4,691,477 6,251,721 3,086,562 3,847,716
(11,824,478) (12,823,069) (7,506,356) (8,159,028)
344,909 7,845,166 1,935,995 4,420,781
$ (600,394) $ (10,480,066) $ 2,731,883 $ (13,482,455)

The accompanying notes are an integral part of these financial statements.
30 - Statements of Changes in Net Assets - April 30, 2026 (Unaudited) - Target Destination Funds
Nationwide Destination 2045 Fund
Six Months Ended
April 30, 2026
(Unaudited)
Year Ended
October 31, 2025
SHARE TRANSACTIONS:
Class A Shares
Issued 126,884 376,607
Reinvested 335,158 522,408
Redeemed (455,283) (685,040)
Total Class A Shares 6,759 213,975
Class R Shares
Issued 168,114 299,281
Reinvested 309,225 506,843
Redeemed (378,210) (846,663)
Total Class R Shares 99,129 (40,539)
Class R6 Shares
Issued 379,466 1,169,385
Reinvested 306,059 745,888
Redeemed (409,653) (3,838,878)
Total Class R6 Shares 275,872 (1,923,605)
Institutional Service Class Shares
Issued 551,882 1,120,438
Reinvested 424,261 624,967
Redeemed (704,286) (1,235,037)
Total Institutional Service Class Shares 271,857 510,368
Total change in shares 653,617 (1,239,801)

Target Destination Funds - April 30, 2026 (Unaudited) - Statements of Changes in Net Assets - 31
Nationwide Destination 2050 Fund Nationwide Destination 2055 Fund
Six Months Ended
April 30, 2026
(Unaudited)
Year Ended
October 31, 2025
Six Months Ended
April 30, 2026
(Unaudited)
Year Ended
October 31, 2025
225,237 496,800 82,022 214,087
320,630 548,293 174,776 258,596
(693,781) (1,164,799) (307,993) (316,902)
(147,914) (119,706) (51,195) 155,781
166,930 346,858 59,369 155,439
308,241 571,263 120,038 213,627
(698,267) (1,110,597) (211,568) (558,911)
(223,096) (192,476) (32,161) (189,845)
378,804 1,050,266 237,988 1,148,979
326,720 777,204 153,537 315,246
(415,739) (3,359,673) (241,180) (2,557,401)
289,785 (1,532,203) 150,345 (1,093,176)
782,590 1,586,718 427,660 612,748
505,578 729,905 213,316 286,293
(1,227,584) (1,434,316) (504,475) (571,229)
60,584 882,307 136,501 327,812
(20,641) (962,078) 203,490 (799,428)

The accompanying notes are an integral part of these financial statements.
32 - Statements of Changes in Net Assets - April 30, 2026 (Unaudited) - Target Destination Funds
Nationwide Destination 2060 Fund
Six Months Ended
April 30, 2026
(Unaudited)
Year Ended
October 31, 2025
OPERATIONS:
Net investment income $ 1,225,564 $ 852,262
Net realized gains 4,140,183 3,124,025
Net change in unrealized appreciation/depreciation (511,213) 6,018,627
Change in net assets resulting from operations 4,854,534 9,994,914
Distributions to Shareholders From:
Distributable earnings:
Class A (1,320,583) (1,664,307)
Class R (484,237) (715,707)
Class R6 (1,123,486) (2,173,817)
Institutional Service Class (1,763,508) (2,060,820)
Change in net assets from shareholder distributions (4,691,814) (6,614,651)
Change in net assets from capital transactions 3,474,292 (1,892,669)
Change in net assets 3,637,012 1,487,594
Net Assets:
Beginning of period 58,309,667 56,822,073
End of period $ 61,946,679 $ 58,309,667
CAPITAL TRANSACTIONS:
Class A Shares
Proceeds from shares issued $ 1,170,357 $ 2,642,341
Dividends reinvested 1,320,583 1,664,307
Cost of shares redeemed (1,864,324) (3,259,056)
Total Class A Shares 626,616 1,047,592
Class R Shares
Proceeds from shares issued 696,489 1,363,310
Dividends reinvested 484,237 715,707
Cost of shares redeemed (984,361) (2,734,776)
Total Class R Shares 196,365 (655,759)
Class R6 Shares
Proceeds from shares issued 1,903,547 4,002,917
Dividends reinvested 1,123,486 2,173,817
Cost of shares redeemed (1,742,863) (11,384,856)
Total Class R6 Shares 1,284,170 (5,208,122)
Institutional Service Class Shares
Proceeds from shares issued 5,177,244 9,572,548
Dividends reinvested 1,763,508 2,060,820
Cost of shares redeemed (5,573,611) (8,709,748)
Total Institutional Service Class Shares 1,367,141 2,923,620
Change in net assets from capital transactions $ 3,474,292 $ (1,892,669)

Target Destination Funds - April 30, 2026 (Unaudited) - Statements of Changes in Net Assets - 33
Nationwide Destination 2065 Fund Nationwide Destination 2070 Fund
Six Months Ended
April 30, 2026
(Unaudited)
Year Ended
October 31, 2025
Six Months Ended
April 30, 2026
(Unaudited)
Period Ended
October 31, 2025(a)
$ 278,425 $ 160,003 $ 26,544 $ 7,538
823,488 352,725 72,206 7,072
69,914 1,602,654 24,059 147,651
1,171,827 2,115,382 122,809 162,261
(181,068) (148,033) (252) (22)
(84,899) (90,857) (348) (15)
(218,241) (306,379) (52,253) (7,350)
(304,778) (390,205) (260) (30)
(788,986) (935,474) (53,113) (7,417)
1,598,102 2,314,208 263,970 1,007,417
1,980,943 3,494,116 333,666 1,162,261
13,448,325 9,954,209 1,162,261 —
$ 15,429,268 $ 13,448,325 $ 1,495,927 $ 1,162,261
$ 639,374 $ 1,587,638 $ 133,944 $ 5,000
181,068 148,033 252 22
(754,242) (430,285) (43) —
66,200 1,305,386 134,153 5,022
476,713 1,495,239 149,589 5,000
84,899 90,857 348 15
(195,277) (1,332,577) (121,503) —
366,335 253,519 28,434 5,015
599,416 1,519,123 48,879 985,000
218,241 306,379 52,253 7,350
(770,545) (1,474,306) (9) —
47,112 351,196 101,123 992,350
1,542,425 2,127,903 — 5,000
304,778 390,205 260 30
(728,748) (2,114,001) — —
1,118,455 404,107 260 5,030
$ 1,598,102 $ 2,314,208 $ 263,970 $ 1,007,417

The accompanying notes are an integral part of these financial statements.
34 - Statements of Changes in Net Assets - April 30, 2026 (Unaudited) - Target Destination Funds
Nationwide Destination 2060 Fund
Six Months Ended
April 30, 2026
(Unaudited)
Year Ended
October 31, 2025
SHARE TRANSACTIONS:
Class A Shares
Issued 90,102 214,614
Reinvested 104,229 142,909
Redeemed (144,745) (265,166)
Total Class A Shares 49,586 92,357
Class R Shares
Issued 54,016 112,635
Reinvested 38,523 62,029
Redeemed (77,849) (224,353)
Total Class R Shares 14,690 (49,689)
Class R6 Shares
Issued 145,290 321,695
Reinvested 88,140 185,439
Redeemed (131,905) (898,133)
Total Class R6 Shares 101,525 (390,999)
Institutional Service Class Shares
Issued 397,066 787,884
Reinvested 138,434 175,958
Redeemed (425,213) (712,466)
Total Institutional Service Class Shares 110,287 251,376
Total change in shares 276,088 (96,955)
(a)
For the period from March 10, 2025 (commencement of operations) through October 31, 2025.

Target Destination Funds - April 30, 2026 (Unaudited) - Statements of Changes in Net Assets - 35
Nationwide Destination 2065 Fund Nationwide Destination 2070 Fund
Six Months Ended
April 30, 2026
(Unaudited)
Year Ended
October 31, 2025
Six Months Ended
April 30, 2026
(Unaudited)
Period Ended
October 31, 2025(a)
44,753 121,234 12,019 500
12,906 11,704 22 2
(52,355) (31,515) (4) —
5,304 101,423 12,037 502
33,814 114,745 13,317 500
6,086 7,239 31 1
(13,721) (99,660) (10,217) —
26,179 22,324 3,131 501
41,736 114,656 4,359 98,500
15,506 24,126 4,635 683
(52,789) (106,450) (1) —
4,453 32,332 8,993 99,183
108,053 159,619 — 500
21,680 30,822 23 3
(51,632) (161,056) — —
78,101 29,385 23 503
114,037 185,464 24,184 100,689

36 - Statements of Changes in Net Assets - April 30, 2026 (Unaudited) - Target Destination Funds
The accompanying notes are an integral part of these financial statements.
Nationwide Destination Retirement Fund
Six Months Ended
April 30, 2026
(Unaudited)
Year Ended
October 31, 2025
OPERATIONS:
Net investment income $ 4,918,134 $ 3,927,268
Net realized gains (losses) 4,460,830 (859,454)
Net change in unrealized appreciation/depreciation (1,797,464) 17,040,732
Change in net assets resulting from operations 7,581,500 20,108,546
Distributions to Shareholders From:
Distributable earnings:
Class A (1,279,406) (1,765,373)
Class R (1,403,455) (2,526,467)
Class R6 (2,002,785) (3,558,043)
Institutional Service Class (1,779,572) (2,048,201)
Change in net assets from shareholder distributions (6,465,218) (9,898,084)
Change in net assets from capital transactions (8,658,188) 101,888,742
Change in net assets (7,541,906) 112,099,204
Net Assets:
Beginning of period 211,603,077 99,503,873
End of period $ 204,061,171 $ 211,603,077
CAPITAL TRANSACTIONS:
Class A Shares
Proceeds from shares issued $ 2,121,916 $ 2,883,763
Proceeds from shares issued from merger (Note 12) — 28,794,746
Dividends reinvested 1,277,498 1,762,305
Cost of shares redeemed (4,663,506) (11,094,656)
Total Class A Shares (1,264,092) 22,346,158
Class R Shares
Proceeds from shares issued 1,165,823 3,252,278
Proceeds from shares issued from merger (Note 12) — 25,799,345
Dividends reinvested 1,403,455 2,526,467
Cost of shares redeemed (5,575,574) (11,233,204)
Total Class R Shares (3,006,296) 20,344,886
Class R6 Shares
Proceeds from shares issued 5,396,954 9,738,718
Proceeds from shares issued from merger (Note 12) — 44,418,609
Dividends reinvested 2,002,785 3,558,043
Cost of shares redeemed (8,465,517) (34,004,294)
Total Class R6 Shares (1,065,778) 23,711,076
Institutional Service Class Shares
Proceeds from shares issued 3,640,862 5,234,716
Proceeds from shares issued from merger (Note 12) — 42,997,827
Dividends reinvested 1,779,572 2,048,201
Cost of shares redeemed (8,742,456) (14,794,122)
Total Institutional Service Class Shares (3,322,022) 35,486,622
Change in net assets from capital transactions $ (8,658,188) $ 101,888,742

Target Destination Funds - April 30, 2026 (Unaudited) - Statements of Changes in Net Assets - 37
The accompanying notes are an integral part of these financial statements.
Nationwide Destination Retirement Fund
Six Months Ended
April 30, 2026
(Unaudited)
Year Ended
October 31, 2025
SHARE TRANSACTIONS:
Class A Shares
Issued 277,925 399,649
Issued in merger (Note 12) — 4,042,078
Reinvested 169,546 251,324
Redeemed (612,856) (1,517,729)
Total Class A Shares (165,385) 3,175,322
Class R Shares
Issued 153,848 455,756
Issued in merger (Note 12) — 3,648,129
Reinvested 187,690 364,110
Redeemed (740,521) (1,565,638)
Total Class R Shares (398,983) 2,902,357
Class R6 Shares
Issued 706,137 1,301,537
Issued in merger (Note 12) — 6,214,235
Reinvested 265,224 505,576
Redeemed (1,103,530) (4,599,616)
Total Class R6 Shares (132,169) 3,421,732
Institutional Service Class Shares
Issued 478,275 721,793
Issued in merger (Note 12) — 6,031,673
Reinvested 236,222 291,302
Redeemed (1,144,950) (2,050,877)
Total Institutional Service Class Shares (430,453) 4,993,891
Total change in shares (1,126,990) 14,493,302

38 - Financial Highlights - April 30, 2026 (Unaudited) - Target Destination Funds
The accompanying notes are an integral part of these financial statements.
Nationwide Destination 2030 Fund
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(d)
(e)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
(e)
Ratio of
Expenses (Prior
to Reimburse-
ments) to
Average Net
Assets(d)(e)
Portfolio
Turnover(c)(f)
Class A Shares
4/30/2026 (Unaudited) $ 8.84 $ 0.19 $ 0.22 $ 0.41 $ (0.29) $ (0.29) $ (0.58) $ 8.67 4.85% $ 42,318 0.62% 4.56% 0.62% 19.70%
10/31/2025 8.79 0.21 0.85 1.06 (0.26) (0.75) (1.01) 8.84 13.52% 40,942 0.62% 2.49% 0.62% 40.14%
10/31/2024 7.79 0.21 1.39 1.60 (0.23) (0.37) (0.60) 8.79 21.06% 41,680 0.63% 2.52% 0.63% 39.72%
10/31/2023 7.62 0.07 0.30 0.37 (0.08) (0.12) (0.20) 7.79 4.96% 37,153 0.63% 0.87% 0.63% 34.02%
10/31/2022 10.23 0.26 (1.98) (1.72) (0.31) (0.58) (0.89) 7.62 (18.43)% 35,855 0.63% 3.04% 0.63% 36.18%
10/31/2021 8.46 0.22 1.78 2.00 (0.23) — (0.23) 10.23 23.98% 46,817 0.62% 2.29% 0.62% 32.48%
Class R Shares
4/30/2026 (Unaudited) 8.73 0.18 0.22 0.40 (0.28) (0.29) (0.57) 8.56 4.77% 39,905 0.89% 4.28% 0.89% 19.70%
10/31/2025 8.70 0.19 0.83 1.02 (0.24) (0.75) (0.99) 8.73 13.18% 41,309 0.89% 2.25% 0.89% 40.14%
10/31/2024 7.72 0.19 1.37 1.56 (0.21) (0.37) (0.58) 8.70 20.75% 42,034 0.88% 2.25% 0.88% 39.72%
10/31/2023 7.55 0.05 0.30 0.35 (0.06) (0.12) (0.18) 7.72 4.70% 38,483 0.88% 0.65% 0.88% 34.02%
10/31/2022 10.14 0.24 (1.96) (1.72) (0.29) (0.58) (0.87) 7.55 (18.61)% 43,313 0.89% 2.78% 0.89% 36.18%
10/31/2021 8.40 0.20 1.76 1.96 (0.22) — (0.22) 10.14 23.54% 58,410 0.88% 2.06% 0.88% 32.48%
Class R6 Shares
4/30/2026 (Unaudited) 8.95 0.22 0.22 0.44 (0.31) (0.29) (0.60) 8.79 5.16% 44,103 0.14% 5.02% 0.14% 19.70%
10/31/2025 8.89 0.26 0.85 1.11 (0.30) (0.75) (1.05) 8.95 14.04% 46,771 0.14% 3.13% 0.14% 40.14%
10/31/2024 7.86 0.26 1.40 1.66 (0.26) (0.37) (0.63) 8.89 21.72% 70,244 0.14% 2.98% 0.14% 39.72%
10/31/2023 7.70 0.11 0.30 0.41 (0.13) (0.12) (0.25) 7.86 5.42% 59,896 0.14% 1.36% 0.14% 34.02%
10/31/2022 10.33 0.32 (2.02) (1.70) (0.35) (0.58) (0.93) 7.70 (18.02)% 54,819 0.13% 3.72% 0.13% 36.18%
10/31/2021 8.54 0.27 1.80 2.07 (0.28) — (0.28) 10.33 24.53% 77,905 0.14% 2.72% 0.14% 32.48%
Institutional Service Class Shares
4/30/2026 (Unaudited) 8.86 0.20 0.23 0.43 (0.30) (0.29) (0.59) 8.70 5.07% 61,247 0.39% 4.80% 0.39% 19.70%
10/31/2025 8.81 0.23 0.85 1.08 (0.28) (0.75) (1.03) 8.86 13.75% 62,955 0.39% 2.72% 0.39% 40.14%
10/31/2024 7.80 0.22 1.40 1.62 (0.24) (0.37) (0.61) 8.81 21.38% 61,381 0.39% 2.63% 0.39% 39.72%
10/31/2023 7.64 0.09 0.29 0.38 (0.10) (0.12) (0.22) 7.80 5.14% 46,584 0.39% 1.14% 0.39% 34.02%
10/31/2022 10.26 0.28 (1.99) (1.71) (0.33) (0.58) (0.91) 7.64 (18.26)% 47,338 0.38% 3.21% 0.38% 36.18%
10/31/2021 8.48 0.30 1.73 2.03 (0.25) — (0.25) 10.26 24.28% 58,567 0.38% 3.14% 0.38% 32.48%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Excludes sales charge.
(c) Not annualized for periods less than one year.
(d) Annualized for periods less than one year.
(e) Expense ratios are based on the direct expenses of the Fund and do not include the effect of the underlying funds' expenses. For additional information on the underlying funds, please refer to the Prospectus and Statement of Additional Information.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.

Target Destination Funds - April 30, 2026 (Unaudited) - Financial Highlights - 39
The accompanying notes are an integral part of these financial statements.
Nationwide Destination 2035 Fund
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(d)
(e)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
(e)
Ratio of
Expenses (Prior
to Reimburse-
ments) to
Average Net
Assets(d)(e)
Portfolio
Turnover(c)(f)
Class A Shares
4/30/2026 (Unaudited) $ 10.00 $ 0.21 $ 0.36 $ 0.57 $ (0.34) $ (0.40) $ (0.74) $ 9.83 6.04% $ 40,239 0.62% 4.47% 0.62% 15.96%
10/31/2025 9.91 0.20 1.12 1.32 (0.28) (0.95) (1.23) 10.00 14.94% 39,380 0.63% 2.12% 0.63% 39.01%
10/31/2024 8.57 0.21 1.76 1.97 (0.22) (0.41) (0.63) 9.91 23.70% 41,434 0.62% 2.20% 0.62% 42.20%
10/31/2023 8.26 0.06 0.41 0.47 (0.07) (0.09) (0.16) 8.57 5.67% 36,171 0.59% 0.69% 0.59% 38.67%
10/31/2022 11.20 0.31 (2.27) (1.96) (0.37) (0.61) (0.98) 8.26 (19.19)% 36,049 0.58% 3.36% 0.58% 31.93%
10/31/2021 8.93 0.25 2.29 2.54 (0.27) — (0.27) 11.20 28.79% 47,906 0.62% 2.37% 0.62% 28.42%
Class R Shares
4/30/2026 (Unaudited) 9.85 0.19 0.35 0.54 (0.33) (0.40) (0.73) 9.66 5.80% 39,534 0.89% 4.13% 0.89% 15.96%
10/31/2025 9.78 0.17 1.11 1.28 (0.26) (0.95) (1.21) 9.85 14.72% 38,807 0.89% 1.86% 0.89% 39.01%
10/31/2024 8.47 0.18 1.74 1.92 (0.20) (0.41) (0.61) 9.78 23.37% 38,552 0.88% 1.93% 0.88% 42.20%
10/31/2023 8.17 0.04 0.39 0.43 (0.04) (0.09) (0.13) 8.47 5.29% 31,954 0.88% 0.42% 0.88% 38.67%
10/31/2022 11.09 0.29 (2.26) (1.97) (0.34) (0.61) (0.95) 8.17 (19.41)% 35,125 0.89% 3.13% 0.89% 31.93%
10/31/2021 8.86 0.23 2.25 2.48 (0.25) — (0.25) 11.09 28.39% 48,471 0.88% 2.25% 0.88% 28.42%
Class R6 Shares
4/30/2026 (Unaudited) 10.14 0.23 0.37 0.60 (0.36) (0.40) (0.76) 9.98 6.31% 50,683 0.14% 4.80% 0.14% 15.96%
10/31/2025 10.02 0.26 1.13 1.39 (0.32) (0.95) (1.27) 10.14 15.59% 47,400 0.14% 2.71% 0.14% 39.01%
10/31/2024 8.66 0.25 1.78 2.03 (0.26) (0.41) (0.67) 10.02 24.27% 69,067 0.14% 2.64% 0.14% 42.20%
10/31/2023 8.36 0.10 0.41 0.51 (0.12) (0.09) (0.21) 8.66 6.07% 55,823 0.14% 1.15% 0.14% 38.67%
10/31/2022 11.33 0.35 (2.30) (1.95) (0.41) (0.61) (1.02) 8.36 (18.85)% 52,840 0.13% 3.75% 0.13% 31.93%
10/31/2021 9.02 0.32 2.30 2.62 (0.31) — (0.31) 11.33 29.51% 65,766 0.14% 2.95% 0.14% 28.42%
Institutional Service Class Shares
4/30/2026 (Unaudited) 10.03 0.22 0.36 0.58 (0.35) (0.40) (0.75) 9.86 6.13% 62,118 0.39% 4.63% 0.39% 15.96%
10/31/2025 9.93 0.22 1.12 1.34 (0.29) (0.95) (1.24) 10.03 15.23% 61,715 0.39% 2.34% 0.39% 39.01%
10/31/2024 8.59 0.22 1.77 1.99 (0.24) (0.41) (0.65) 9.93 23.94% 58,359 0.39% 2.34% 0.39% 42.20%
10/31/2023 8.29 0.08 0.40 0.48 (0.09) (0.09) (0.18) 8.59 5.80% 44,095 0.38% 0.89% 0.38% 38.67%
10/31/2022 11.23 0.32 (2.26) (1.94) (0.39) (0.61) (1.00) 8.29 (18.96)% 40,353 0.38% 3.46% 0.38% 31.93%
10/31/2021 8.95 0.35 2.22 2.57 (0.29) — (0.29) 11.23 29.09% 48,105 0.38% 3.37% 0.38% 28.42%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Excludes sales charge.
(c) Not annualized for periods less than one year.
(d) Annualized for periods less than one year.
(e) Expense ratios are based on the direct expenses of the Fund and do not include the effect of the underlying funds' expenses. For additional information on the underlying funds, please refer to the Prospectus and Statement of Additional Information.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.

40 - Financial Highlights - April 30, 2026 (Unaudited) - Target Destination Funds
The accompanying notes are an integral part of these financial statements.
Nationwide Destination 2040 Fund
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(d)
(e)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
(e)
Ratio of
Expenses (Prior
to Reimburse-
ments) to
Average Net
Assets(d)(e)
Portfolio
Turnover(c)(f)
Class A Shares
4/30/2026 (Unaudited) $ 10.12 $ 0.21 $ 0.45 $ 0.66 $ (0.35) $ (0.43) $ (0.78) $ 10.00 6.90% $ 39,735 0.62% 4.27% 0.62% 19.69%
10/31/2025 9.96 0.17 1.28 1.45 (0.25) (1.04) (1.29) 10.12 16.41% 39,396 0.63% 1.76% 0.63% 40.90%
10/31/2024 8.44 0.18 1.95 2.13 (0.19) (0.42) (0.61) 9.96 26.05% 38,172 0.62% 1.93% 0.62% 44.86%
10/31/2023 8.11 0.05 0.46 0.51 (0.05) (0.13) (0.18) 8.44 6.42% 34,234 0.59% 0.54% 0.59% 39.67%
10/31/2022 11.07 0.32 (2.32) (2.00) (0.38) (0.58) (0.96) 8.11 (19.74)% 33,998 0.58% 3.54% 0.58% 25.57%
10/31/2021 8.62 0.26 2.47 2.73 (0.28) — (0.28) 11.07 32.10% 42,062 0.62% 2.55% 0.62% 24.30%
Class R Shares
4/30/2026 (Unaudited) 9.96 0.19 0.44 0.63 (0.34) (0.43) (0.77) 9.82 6.73% 41,055 0.89% 3.92% 0.89% 19.69%
10/31/2025 9.82 0.14 1.27 1.41 (0.23) (1.04) (1.27) 9.96 16.14% 38,319 0.89% 1.48% 0.89% 40.90%
10/31/2024 8.34 0.15 1.93 2.08 (0.18) (0.42) (0.60) 9.82 25.65% 38,421 0.88% 1.64% 0.88% 44.86%
10/31/2023 8.02 0.02 0.46 0.48 (0.03) (0.13) (0.16) 8.34 6.07% 32,634 0.88% 0.26% 0.88% 39.67%
10/31/2022 10.96 0.30 (2.30) (2.00) (0.36) (0.58) (0.94) 8.02 (19.93)% 34,471 0.89% 3.31% 0.89% 25.57%
10/31/2021 8.55 0.23 2.44 2.67 (0.26) — (0.26) 10.96 31.71% 44,759 0.88% 2.22% 0.88% 24.30%
Class R6 Shares
4/30/2026 (Unaudited) 10.30 0.23 0.46 0.69 (0.37) (0.43) (0.80) 10.19 7.14% 43,178 0.14% 4.68% 0.14% 19.69%
10/31/2025 10.12 0.22 1.30 1.52 (0.30) (1.04) (1.34) 10.30 16.91% 43,205 0.14% 2.29% 0.14% 40.90%
10/31/2024 8.56 0.22 2.00 2.22 (0.24) (0.42) (0.66) 10.12 26.75% 61,826 0.14% 2.29% 0.14% 44.86%
10/31/2023 8.23 0.09 0.47 0.56 (0.10) (0.13) (0.23) 8.56 6.87% 43,852 0.14% 0.99% 0.14% 39.67%
10/31/2022 11.22 0.38 (2.36) (1.98) (0.43) (0.58) (1.01) 8.23 (19.37)% 41,010 0.13% 4.04% 0.13% 25.57%
10/31/2021 8.73 0.31 2.49 2.80 (0.31) — (0.31) 11.22 32.60% 54,746 0.14% 2.98% 0.14% 24.30%
Institutional Service Class Shares
4/30/2026 (Unaudited) 10.24 0.22 0.46 0.68 (0.36) (0.43) (0.79) 10.13 7.05% 68,092 0.39% 4.47% 0.39% 19.69%
10/31/2025 10.06 0.18 1.31 1.49 (0.27) (1.04) (1.31) 10.24 16.72% 66,471 0.39% 1.89% 0.39% 40.90%
10/31/2024 8.52 0.20 1.98 2.18 (0.22) (0.42) (0.64) 10.06 26.33% 55,195 0.38% 2.06% 0.38% 44.86%
10/31/2023 8.19 0.07 0.46 0.53 (0.07) (0.13) (0.20) 8.52 6.58% 39,760 0.39% 0.75% 0.39% 39.67%
10/31/2022 11.17 0.34 (2.34) (2.00) (0.40) (0.58) (0.98) 8.19 (19.57)% 38,397 0.38% 3.65% 0.38% 25.57%
10/31/2021 8.69 0.35 2.42 2.77 (0.29) — (0.29) 11.17 32.33% 45,012 0.38% 3.40% 0.38% 24.30%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Excludes sales charge.
(c) Not annualized for periods less than one year.
(d) Annualized for periods less than one year.
(e) Expense ratios are based on the direct expenses of the Fund and do not include the effect of the underlying funds' expenses. For additional information on the underlying funds, please refer to the Prospectus and Statement of Additional Information.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.

Target Destination Funds - April 30, 2026 (Unaudited) - Financial Highlights - 41
The accompanying notes are an integral part of these financial statements.
Nationwide Destination 2045 Fund
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(d)
(e)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
(e)
Ratio of
Expenses (Prior
to Reimburse-
ments) to
Average Net
Assets(d)(e)
Portfolio
Turnover(c)(f)
Class A Shares
4/30/2026 (Unaudited) $ 10.78 $ 0.22 $ 0.56 $ 0.78 $ (0.39) $ (0.55) $ (0.94) $ 10.62 7.64% $ 38,829 0.63% 4.20% 0.63% 20.25%
10/31/2025 10.60 0.15 1.46 1.61 (0.25) (1.18) (1.43) 10.78 17.30% 39,363 0.64% 1.50% 0.64% 39.14%
10/31/2024 8.84 0.18 2.18 2.36 (0.19) (0.41) (0.60) 10.60 27.39% 36,408 0.63% 1.78% 0.63% 46.67%
10/31/2023 8.49 0.04 0.52 0.56 (0.05) (0.16) (0.21) 8.84 6.62% 32,102 0.59% 0.44% 0.59% 39.90%
10/31/2022 11.73 0.36 (2.48) (2.12) (0.42) (0.70) (1.12) 8.49 (20.02)% 30,610 0.58% 3.71% 0.58% 23.85%
10/31/2021 9.01 0.28 2.73 3.01 (0.29) — (0.29) 11.73 33.93% 38,907 0.61% 2.58% 0.61% 22.50%
Class R Shares
4/30/2026 (Unaudited) 10.54 0.19 0.55 0.74 (0.38) (0.55) (0.93) 10.35 7.46% 35,620 0.89% 3.87% 0.89% 20.25%
10/31/2025 10.39 0.12 1.44 1.56 (0.23) (1.18) (1.41) 10.54 17.08% 35,234 0.89% 1.27% 0.89% 39.14%
10/31/2024 8.68 0.15 2.14 2.29 (0.17) (0.41) (0.58) 10.39 27.11% 35,147 0.88% 1.49% 0.88% 46.67%
10/31/2023 8.34 0.01 0.51 0.52 (0.02) (0.16) (0.18) 8.68 6.31% 28,642 0.88% 0.16% 0.88% 39.90%
10/31/2022 11.56 0.33 (2.45) (2.12) (0.40) (0.70) (1.10) 8.34 (20.30)% 28,345 0.89% 3.49% 0.89% 23.85%
10/31/2021 8.90 0.25 2.70 2.95 (0.29) — (0.29) 11.56 33.59% 38,524 0.88% 2.28% 0.88% 22.50%
Class R6 Shares
4/30/2026 (Unaudited) 10.95 0.23 0.57 0.80 (0.41) (0.55) (0.96) 10.79 7.77% 39,686 0.14% 4.51% 0.14% 20.25%
10/31/2025 10.73 0.21 1.49 1.70 (0.30) (1.18) (1.48) 10.95 18.04% 37,228 0.14% 2.10% 0.14% 39.14%
10/31/2024 8.95 0.23 2.20 2.43 (0.24) (0.41) (0.65) 10.73 27.90% 57,141 0.14% 2.21% 0.14% 46.67%
10/31/2023 8.59 0.08 0.53 0.61 (0.09) (0.16) (0.25) 8.95 7.16% 43,996 0.14% 0.90% 0.14% 39.90%
10/31/2022 11.86 0.42 (2.53) (2.11) (0.46) (0.70) (1.16) 8.59 (19.68)% 40,470 0.13% 4.28% 0.13% 23.85%
10/31/2021 9.10 0.33 2.77 3.10 (0.34) — (0.34) 11.86 34.56% 54,833 0.14% 2.99% 0.14% 22.50%
Institutional Service Class Shares
4/30/2026 (Unaudited) 10.80 0.22 0.56 0.78 (0.40) (0.55) (0.95) 10.63 7.65% 51,052 0.39% 4.34% 0.39% 20.25%
10/31/2025 10.60 0.17 1.48 1.65 (0.27) (1.18) (1.45) 10.80 17.78% 48,905 0.39% 1.71% 0.39% 39.14%
10/31/2024 8.85 0.19 2.18 2.37 (0.21) (0.41) (0.62) 10.60 27.56% 42,623 0.38% 1.92% 0.38% 46.67%
10/31/2023 8.49 0.06 0.52 0.58 (0.06) (0.16) (0.22) 8.85 6.95% 31,418 0.39% 0.65% 0.39% 39.90%
10/31/2022 11.74 0.36 (2.47) (2.11) (0.44) (0.70) (1.14) 8.49 (19.92)% 27,356 0.38% 3.74% 0.38% 23.85%
10/31/2021 9.00 0.38 2.66 3.04 (0.30) — (0.30) 11.74 34.28% 31,637 0.38% 3.52% 0.38% 22.50%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Excludes sales charge.
(c) Not annualized for periods less than one year.
(d) Annualized for periods less than one year.
(e) Expense ratios are based on the direct expenses of the Fund and do not include the effect of the underlying funds' expenses. For additional information on the underlying funds, please refer to the Prospectus and Statement of Additional Information.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.

42 - Financial Highlights - April 30, 2026 (Unaudited) - Target Destination Funds
The accompanying notes are an integral part of these financial statements.
Nationwide Destination 2050 Fund
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(d)
(e)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
(e)
Ratio of
Expenses (Prior
to Reimburse-
ments) to
Average Net
Assets(d)(e)
Portfolio
Turnover(c)(f)
Class A Shares
4/30/2026 (Unaudited) $ 9.87 $ 0.20 $ 0.55 $ 0.75 $ (0.36) $ (0.44) $ (0.80) $ 9.82 8.04% $ 35,700 0.62% 4.17% 0.62% 23.99%
10/31/2025 9.59 0.13 1.39 1.52 (0.22) (1.02) (1.24) 9.87 17.83% 37,347 0.62% 1.42% 0.62% 38.23%
10/31/2024 7.87 0.15 2.01 2.16 (0.15) (0.29) (0.44) 9.59 28.23% 37,415 0.63% 1.62% 0.63% 45.69%
10/31/2023 7.55 0.03 0.47 0.50 (0.03) (0.15) (0.18) 7.87 6.76% 29,613 0.63% 0.34% 0.63% 41.66%
10/31/2022 10.31 0.32 (2.23) (1.91) (0.37) (0.48) (0.85) 7.55 (20.20)% 28,283 0.63% 3.77% 0.63% 19.99%
10/31/2021 7.86 0.24 2.46 2.70 (0.25) — (0.25) 10.31 34.98% 36,640 0.63% 2.47% 0.63% 22.22%
Class R Shares
4/30/2026 (Unaudited) 9.60 0.17 0.54 0.71 (0.35) (0.44) (0.79) 9.52 7.87% 34,485 0.89% 3.80% 0.89% 23.99%
10/31/2025 9.35 0.10 1.37 1.47 (0.20) (1.02) (1.22) 9.60 17.68% 36,913 0.89% 1.14% 0.89% 38.23%
10/31/2024 7.69 0.12 1.97 2.09 (0.14) (0.29) (0.43) 9.35 27.82% 37,781 0.88% 1.32% 0.88% 45.69%
10/31/2023 7.38 0.01 0.46 0.47 (0.01) (0.15) (0.16) 7.69 6.52% 28,872 0.88% 0.10% 0.88% 41.66%
10/31/2022 10.11 0.30 (2.19) (1.89) (0.36) (0.48) (0.84) 7.38 (20.42)% 29,163 0.89% 3.55% 0.89% 19.99%
10/31/2021 7.73 0.22 2.41 2.63 (0.25) — (0.25) 10.11 34.57% 38,311 0.88% 2.31% 0.88% 22.22%
Class R6 Shares
4/30/2026 (Unaudited) 9.94 0.21 0.57 0.78 (0.38) (0.44) (0.82) 9.90 8.32% 41,330 0.14% 4.49% 0.14% 23.99%
10/31/2025 9.65 0.18 1.39 1.57 (0.26) (1.02) (1.28) 9.94 18.41% 38,630 0.14% 1.95% 0.14% 38.23%
10/31/2024 7.93 0.19 2.03 2.22 (0.21) (0.29) (0.50) 9.65 28.78% 52,263 0.14% 2.08% 0.14% 45.69%
10/31/2023 7.60 0.07 0.48 0.55 (0.07) (0.15) (0.22) 7.93 7.37% 37,864 0.14% 0.84% 0.14% 41.66%
10/31/2022 10.37 0.36 (2.24) (1.88) (0.41) (0.48) (0.89) 7.60 (19.76)% 35,028 0.13% 4.22% 0.13% 19.99%
10/31/2021 7.89 0.29 2.47 2.76 (0.28) — (0.28) 10.37 35.59% 43,407 0.14% 2.96% 0.14% 22.22%
Institutional Service Class Shares
4/30/2026 (Unaudited) 9.88 0.21 0.55 0.76 (0.37) (0.44) (0.81) 9.83 8.13% 57,728 0.39% 4.35% 0.39% 23.99%
10/31/2025 9.59 0.14 1.41 1.55 (0.24) (1.02) (1.26) 9.88 18.23% 57,411 0.39% 1.56% 0.39% 38.23%
10/31/2024 7.88 0.16 2.02 2.18 (0.18) (0.29) (0.47) 9.59 28.45% 47,290 0.38% 1.80% 0.38% 45.69%
10/31/2023 7.56 0.05 0.47 0.52 (0.05) (0.15) (0.20) 7.88 7.01% 32,116 0.39% 0.59% 0.39% 41.66%
10/31/2022 10.32 0.32 (2.21) (1.89) (0.39) (0.48) (0.87) 7.56 (19.96)% 28,098 0.38% 3.75% 0.38% 19.99%
10/31/2021 7.86 0.32 2.40 2.72 (0.26) — (0.26) 10.32 35.19% 29,990 0.38% 3.42% 0.38% 22.22%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Excludes sales charge.
(c) Not annualized for periods less than one year.
(d) Annualized for periods less than one year.
(e) Expense ratios are based on the direct expenses of the Fund and do not include the effect of the underlying funds' expenses. For additional information on the underlying funds, please refer to the Prospectus and Statement of Additional Information.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.

Target Destination Funds - April 30, 2026 (Unaudited) - Financial Highlights - 43
The accompanying notes are an integral part of these financial statements.
Nationwide Destination 2055 Fund
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(d)
(e)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
(e)
Ratio of
Expenses (Prior
to Reimburse-
ments) to
Average Net
Assets(d)(e)
Portfolio
Turnover(c)(f)
Class A Shares
4/30/2026 (Unaudited) $ 15.38 $ 0.30 $ 0.87 $ 1.17 $ (0.57) $ (0.81) $ (1.38) $ 15.17 8.20% $ 27,497 0.63% 4.13% 0.63% 23.42%
10/31/2025 14.99 0.18 2.24 2.42 (0.34) (1.69) (2.03) 15.38 18.28% 28,650 0.64% 1.29% 0.64% 49.21%
10/31/2024 12.22 0.23 3.17 3.40 (0.25) (0.38) (0.63) 14.99 28.43% 25,602 0.62% 1.61% 0.62% 45.89%
10/31/2023 11.69 0.04 0.76 0.80 (0.05) (0.22) (0.27) 12.22 6.94% 20,848 0.62% 0.35% 0.62% 39.07%
10/31/2022 15.89 0.49 (3.44) (2.95) (0.58) (0.67) (1.25) 11.69 (20.15)% 19,580 0.62% 3.74% 0.62% 18.66%
10/31/2021 12.06 0.36 3.87 4.23 (0.40) — (0.40) 15.89 35.64% 24,351 0.63% 2.43% 0.63% 24.93%
Class R Shares
4/30/2026 (Unaudited) 15.24 0.28 0.87 1.15 (0.57) (0.81) (1.38) 15.01 8.08% 18,403 0.89% 3.91% 0.89% 23.42%
10/31/2025 14.87 0.16 2.20 2.36 (0.30) (1.69) (1.99) 15.24 17.99% 19,167 0.89% 1.11% 0.89% 49.21%
10/31/2024 12.14 0.19 3.14 3.33 (0.22) (0.38) (0.60) 14.87 28.05% 21,534 0.88% 1.34% 0.88% 45.89%
10/31/2023 11.61 0.01 0.76 0.77 (0.02) (0.22) (0.24) 12.14 6.71% 17,210 0.88% 0.09% 0.88% 39.07%
10/31/2022 15.81 0.46 (3.43) (2.97) (0.56) (0.67) (1.23) 11.61 (20.39)% 15,659 0.89% 3.49% 0.89% 18.66%
10/31/2021 12.02 0.33 3.85 4.18 (0.39) — (0.39) 15.81 35.34% 19,837 0.88% 2.24% 0.88% 24.93%
Class R6 Shares
4/30/2026 (Unaudited) 15.58 0.33 0.91 1.24 (0.61) (0.81) (1.42) 15.40 8.53% 27,580 0.14% 4.43% 0.14% 23.42%
10/31/2025 15.16 0.25 2.27 2.52 (0.41) (1.69) (2.10) 15.58 18.85% 25,560 0.14% 1.77% 0.14% 49.21%
10/31/2024 12.35 0.29 3.21 3.50 (0.31) (0.38) (0.69) 15.16 29.06% 41,452 0.14% 2.05% 0.14% 45.89%
10/31/2023 11.81 0.11 0.76 0.87 (0.11) (0.22) (0.33) 12.35 7.47% 28,446 0.14% 0.84% 0.14% 39.07%
10/31/2022 16.05 0.57 (3.49) (2.92) (0.65) (0.67) (1.32) 11.81 (19.80)% 25,617 0.13% 4.26% 0.13% 18.66%
10/31/2021 12.15 0.44 3.90 4.34 (0.44) — (0.44) 16.05 36.33% 31,441 0.14% 2.93% 0.14% 24.93%
Institutional Service Class Shares
4/30/2026 (Unaudited) 15.54 0.32 0.90 1.22 (0.59) (0.81) (1.40) 15.36 8.41% 35,785 0.39% 4.34% 0.39% 23.42%
10/31/2025 15.13 0.21 2.26 2.47 (0.37) (1.69) (2.06) 15.54 18.52% 34,089 0.39% 1.48% 0.39% 49.21%
10/31/2024 12.33 0.25 3.21 3.46 (0.28) (0.38) (0.66) 15.13 28.72% 28,230 0.38% 1.78% 0.38% 45.89%
10/31/2023 11.79 0.07 0.77 0.84 (0.08) (0.22) (0.30) 12.33 7.21% 18,840 0.39% 0.58% 0.39% 39.07%
10/31/2022 16.02 0.49 (3.44) (2.95) (0.61) (0.67) (1.28) 11.79 (19.98)% 14,900 0.38% 3.70% 0.38% 18.66%
10/31/2021 12.13 0.52 3.78 4.30 (0.41) — (0.41) 16.02 36.01% 14,827 0.38% 3.54% 0.38% 24.93%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Excludes sales charge.
(c) Not annualized for periods less than one year.
(d) Annualized for periods less than one year.
(e) Expense ratios are based on the direct expenses of the Fund and do not include the effect of the underlying funds' expenses. For additional information on the underlying funds, please refer to the Prospectus and Statement of Additional Information.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.

44 - Financial Highlights - April 30, 2026 (Unaudited) - Target Destination Funds
The accompanying notes are an integral part of these financial statements.
Nationwide Destination 2060 Fund
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(d)
(e)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
(e)
Ratio of
Expenses (Prior
to Reimburse-
ments) to
Average Net
Assets(d)(e)
Portfolio
Turnover(c)(f)
Class A Shares
4/30/2026 (Unaudited) $ 13.47 $ 0.26 $ 0.80 $ 1.06 $ (0.50) $ (0.58) $ (1.08) $ 13.45 8.39% $ 17,147 0.63% 4.10% 0.63% 22.11%
10/31/2025 12.84 0.15 1.95 2.10 (0.28) (1.19) (1.47) 13.47 18.23% 16,512 0.63% 1.25% 0.63% 48.99%
10/31/2024 10.40 0.19 2.74 2.93 (0.21) (0.28) (0.49) 12.84 28.67% 14,553 0.63% 1.60% 0.63% 49.06%
10/31/2023 9.91 0.04 0.65 0.69 (0.04) (0.16) (0.20) 10.40 7.02% 12,247 0.64% 0.34% 0.64% 41.00%
10/31/2022 13.46 0.41 (2.92) (2.51) (0.50) (0.54) (1.04) 9.91 (20.22)% 11,040 0.64% 3.70% 0.64% 22.52%
10/31/2021 10.18 0.30 3.32 3.62 (0.34) — (0.34) 13.46 36.12% 13,000 0.63% 2.39% 0.63% 36.19%
Class R Shares
4/30/2026 (Unaudited) 13.37 0.24 0.79 1.03 (0.49) (0.58) (1.07) 13.33 8.22% 6,161 0.89% 3.83% 0.89% 22.11%
10/31/2025 12.76 0.13 1.92 2.05 (0.25) (1.19) (1.44) 13.37 17.89% 5,984 0.89% 1.06% 0.89% 48.99%
10/31/2024 10.34 0.15 2.74 2.89 (0.19) (0.28) (0.47) 12.76 28.42% 6,343 0.88% 1.21% 0.88% 49.06%
10/31/2023 9.86 0.01 0.65 0.66 (0.02) (0.16) (0.18) 10.34 6.71% 4,060 0.88% 0.08% 0.88% 41.00%
10/31/2022 13.40 0.39 (2.91) (2.52) (0.48) (0.54) (1.02) 9.86 (20.38)% 3,342 0.89% 3.51% 0.89% 22.52%
10/31/2021 10.15 0.28 3.30 3.58 (0.33) — (0.33) 13.40 35.85% 4,000 0.88% 2.27% 0.88% 36.19%
Class R6 Shares
4/30/2026 (Unaudited) 13.56 0.29 0.80 1.09 (0.53) (0.58) (1.11) 13.54 8.57% 15,500 0.14% 4.46% 0.14% 22.11%
10/31/2025 12.91 0.22 1.97 2.19 (0.35) (1.19) (1.54) 13.56 18.87%(g) 14,141 0.14% 1.78% 0.14% 48.99%
10/31/2024 10.45 0.25 2.76 3.01 (0.27) (0.28) (0.55) 12.91 29.35%(g) 18,520 0.14% 2.02% 0.14% 49.06%
10/31/2023 9.97 0.09 0.65 0.74 (0.10) (0.16) (0.26) 10.45 7.42% 12,832 0.14% 0.84% 0.14% 41.00%
10/31/2022 13.53 0.45 (2.91) (2.46) (0.56) (0.54) (1.10) 9.97 (19.77)% 11,178 0.13% 4.05% 0.13% 22.52%
10/31/2021 10.21 0.35 3.35 3.70 (0.38) — (0.38) 13.53 36.89% 12,000 0.14% 2.80% 0.14% 36.19%
Institutional Service Class Shares
4/30/2026 (Unaudited) 13.54 0.28 0.79 1.07 (0.51) (0.58) (1.09) 13.52 8.44% 23,139 0.39% 4.26% 0.39% 22.11%
10/31/2025 12.90 0.18 1.96 2.14 (0.31) (1.19) (1.50) 13.54 18.51% 21,673 0.39% 1.44% 0.39% 48.99%
10/31/2024 10.44 0.21 2.77 2.98 (0.24) (0.28) (0.52) 12.90 29.08% 17,406 0.38% 1.70% 0.38% 49.06%
10/31/2023 9.96 0.06 0.65 0.71 (0.07) (0.16) (0.23) 10.44 7.14% 10,493 0.39% 0.58% 0.39% 41.00%
10/31/2022 13.51 0.45 (2.93) (2.48) (0.53) (0.54) (1.07) 9.96 (19.93)% 7,775 0.38% 3.99% 0.38% 22.52%
10/31/2021 10.20 0.41 3.25 3.66 (0.35) — (0.35) 13.51 36.43% 8,000 0.38% 3.33% 0.38% 36.19%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Excludes sales charge.
(c) Not annualized for periods less than one year.
(d) Annualized for periods less than one year.
(e) Expense ratios are based on the direct expenses of the Fund and do not include the effect of the underlying funds' expenses. For additional information on the underlying funds, please refer to the Prospectus and Statement of Additional Information.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(g) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

Target Destination Funds - April 30, 2026 (Unaudited) - Financial Highlights - 45
The accompanying notes are an integral part of these financial statements.
Nationwide Destination 2065 Fund
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(d)
(e)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
(e)
Ratio of
Expenses (Prior
to Reimburse-
ments) to
Average Net
Assets(d)(e)
Portfolio
Turnover(c)(f)
Class A Shares
4/30/2026 (Unaudited) $ 14.58 $ 0.28 $ 0.90 $ 1.18 $ (0.54) $ (0.33) $ (0.87) $ 14.89 8.46% $ 3,362 0.63% 3.97% 0.63% 24.19%
10/31/2025 13.52 0.13 2.13 2.26 (0.30) (0.90) (1.20) 14.58 18.11% 3,216 0.64% 0.97% 0.64% 59.24%
10/31/2024 10.73 0.17 2.90 3.07 (0.21) (0.07) (0.28) 13.52 28.87% 1,610 0.63% 1.34% 0.63% 57.31%
10/31/2023 10.17 0.03 0.67 0.70 (0.04) (0.10) (0.14) 10.73 6.97% 1,468 0.63% 0.29% 0.63% 34.99%
10/31/2022 13.43 0.32 (2.88) (2.56) (0.50) (0.20) (0.70) 10.17 (20.06)% 901 0.60% 2.86% 0.60% 28.46%
10/31/2021 10.11 0.22 3.45 3.67 (0.35) — (0.35) 13.43 36.94% 468 0.53% 1.73% 0.53% 71.42%
Class R Shares
4/30/2026 (Unaudited) 14.51 0.26 0.88 1.14 (0.53) (0.33) (0.86) 14.79 8.23% 1,793 0.88% 3.63% 0.88% 24.19%
10/31/2025 13.46 0.10 2.12 2.22 (0.27) (0.90) (1.17) 14.51 17.84% 1,379 0.89% 0.80% 0.89% 59.24%
10/31/2024 10.69 0.13 2.90 3.03 (0.19) (0.07) (0.26) 13.46 28.57% 979 0.88% 1.00% 0.88% 57.31%
10/31/2023 10.14 0.01 0.67 0.68 (0.03) (0.10) (0.13) 10.69 6.76% 464 0.88% 0.05% 0.88% 34.99%
10/31/2022 13.39 0.28 (2.87) (2.59) (0.46) (0.20) (0.66) 10.14 (20.31)% 211 0.88% 2.53% 0.88% 28.46%
10/31/2021 10.11 0.15 3.47 3.62 (0.34) — (0.34) 13.39 36.35% 139 0.88% 1.22% 0.88% 71.42%
Class R6 Shares
4/30/2026 (Unaudited) 14.64 0.32 0.89 1.21 (0.57) (0.33) (0.90) 14.95 8.66% 4,139 0.14% 4.43% 0.14% 24.19%
10/31/2025 13.56 0.22 2.12 2.34 (0.36) (0.90) (1.26) 14.64 18.76% 3,987 0.14% 1.63% 0.14% 59.24%
10/31/2024 10.76 0.24 2.90 3.14 (0.27) (0.07) (0.34) 13.56 29.53% 3,255 0.14% 1.90% 0.14% 57.31%
10/31/2023 10.20 0.09 0.67 0.76 (0.10) (0.10) (0.20) 10.76 7.50% 1,830 0.13% 0.82% 0.13% 34.99%
10/31/2022 13.46 0.44 (2.95) (2.51) (0.55) (0.20) (0.75) 10.20 (19.69)% 1,263 0.13% 3.87% 0.13% 28.46%
10/31/2021 10.12 0.38 3.35 3.73 (0.39) — (0.39) 13.46 37.49% 1,176 0.13% 3.06% 0.13% 71.42%
Institutional Service Class Shares
4/30/2026 (Unaudited) 14.62 0.29 0.90 1.19 (0.55) (0.33) (0.88) 14.93 8.55% 6,135 0.39% 4.07% 0.39% 24.19%
10/31/2025 13.55 0.19 2.11 2.30 (0.33) (0.90) (1.23) 14.62 18.39% 4,866 0.39% 1.41% 0.39% 59.24%
10/31/2024 10.75 0.21 2.90 3.11 (0.24) (0.07) (0.31) 13.55 29.26% 4,110 0.38% 1.64% 0.38% 57.31%
10/31/2023 10.19 0.06 0.67 0.73 (0.07) (0.10) (0.17) 10.75 7.22% 2,364 0.39% 0.54% 0.39% 34.99%
10/31/2022 13.45 0.46 (3.00) (2.54) (0.52) (0.20) (0.72) 10.19 (19.90)% 985 0.38% 4.08% 0.38% 28.46%
10/31/2021 10.11 0.06 3.65 3.71 (0.37) — (0.37) 13.45 37.20% 710 0.38% 0.48% 0.38% 71.42%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Excludes sales charge.
(c) Not annualized for periods less than one year.
(d) Annualized for periods less than one year.
(e) Expense ratios are based on the direct expenses of the Fund and do not include the effect of the underlying funds' expenses. For additional information on the underlying funds, please refer to the Prospectus and Statement of Additional Information.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.

46 - Financial Highlights - April 30, 2026 (Unaudited) - Target Destination Funds
The accompanying notes are an integral part of these financial statements.
Nationwide Destination 2070 Fund
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(d)
(e)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
(e)
Ratio of
Expenses (Prior
to Reimburse-
ments) to
Average Net
Assets(d)(e)
Portfolio
Turnover(c)(f)
Class A Shares
4/30/2026 (Unaudited) $ 11.54 $ 0.03 $ 0.91 $ 0.94 $ (0.43) $ (0.07) $ (0.50) $ 11.98 8.44% $ 150 0.41% 0.59% 0.41% 21.82%
10/31/2025(g) 10.00 0.04 1.54 1.58 (0.04) — (0.04) 11.54 15.88% 6 0.66% 0.59% 0.66% 18.90%
Class R Shares
4/30/2026 (Unaudited) 11.54 0.01 0.91 0.92 (0.43) (0.07) (0.50) 11.96 8.27%(h) 43 0.66% 0.22% 0.66% 21.82%
10/31/2025(g) 10.00 0.02 1.55 1.57 (0.03) — (0.03) 11.54 15.73%(h) 6 0.91% 0.34% 0.91% 18.90%
Class R6 Shares
4/30/2026 (Unaudited) 11.54 0.25 0.71 0.96 (0.45) (0.07) (0.52) 11.98 8.66% 1,296 0.13% 4.41% 0.13% 21.82%
10/31/2025(g) 10.00 0.08 1.53 1.61 (0.07) — (0.07) 11.54 16.20% 1,145 0.15% 1.11% 0.15% 18.90%
Institutional Service Class Shares
4/30/2026 (Unaudited) 11.53 0.25 0.71 0.96 (0.44) (0.07) (0.51) 11.98 8.66%(h) 6 0.25% 4.40% 0.25% 21.82%
10/31/2025(g) 10.00 0.06 1.53 1.59 (0.06) — (0.06) 11.53 15.94%(h) 6 0.41% 0.85% 0.41% 18.90%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Excludes sales charge.
(c) Not annualized for periods less than one year.
(d) Annualized for periods less than one year.
(e) Expense ratios are based on the direct expenses of the Fund and do not include the effect of the underlying funds' expenses. For additional information on the underlying funds, please refer to the Prospectus and Statement of Additional Information.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(g) For the period from March 10, 2025 (commencement of operations) through October 31, 2025. Total return is calculated based on inception date of March 7, 2025 through October 31, 2025.
(h) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

Target Destination Funds - April 30, 2026 (Unaudited) - Financial Highlights - 47
The accompanying notes are an integral part of these financial statements.
Nationwide Destination Retirement Fund
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(d)
(e)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
(e)
Ratio of
Expenses (Prior
to Reimburse-
ments) to
Average Net
Assets(d)(e)
Portfolio
Turnover(c)(f)
Class A Shares
4/30/2026 (Unaudited) $ 7.68 $ 0.18 $ 0.10 $ 0.28 $ (0.24) $ — $ (0.24) $ 7.72 3.67% $ 40,742 0.59% 4.74% 0.59% 17.04%
10/31/2025 7.62 0.14 0.64 0.78 (0.26) (0.46) (0.72) 7.68 11.24% 41,794 0.57% 1.94% 0.57% 31.55%
10/31/2024 6.89 0.23 0.89 1.12 (0.23) (0.16) (0.39) 7.62 16.65% 17,266 0.58% 3.09% 0.58% 27.87%
10/31/2023 6.95 0.10 0.14 0.24 (0.12) (0.18) (0.30) 6.89 3.42% 16,350 0.58% 1.47% 0.58% 21.72%
10/31/2022 9.09 0.22 (1.53) (1.31) (0.26) (0.57) (0.83) 6.95 (15.90)% 18,719 0.59% 2.82% 0.59% 40.04%
10/31/2021 8.20 0.20 0.89 1.09 (0.20) — (0.20) 9.09 13.41% 28,374 0.60% 2.22% 0.60% 33.36%
Class R Shares
4/30/2026 (Unaudited) 7.62 0.17 0.09 0.26 (0.22) — (0.22) 7.66 3.54% 46,531 0.89% 4.43% 0.89% 17.04%
10/31/2025 7.57 0.14 0.60 0.74 (0.23) (0.46) (0.69) 7.62 10.85% 49,329 0.88% 1.93% 0.88% 31.55%
10/31/2024 6.85 0.21 0.88 1.09 (0.21) (0.16) (0.37) 7.57 16.29% 26,997 0.88% 2.87% 0.88% 27.87%
10/31/2023 6.91 0.08 0.13 0.21 (0.09) (0.18) (0.27) 6.85 3.10% 27,378 0.88% 1.17% 0.88% 21.72%
10/31/2022 9.04 0.19 (1.52) (1.33) (0.23) (0.57) (0.80) 6.91 (16.13)% 33,580 0.89% 2.48% 0.89% 40.04%
10/31/2021 8.16 0.17 0.88 1.05 (0.17) — (0.17) 9.04 13.04% 48,391 0.88% 1.91% 0.88% 33.36%
Class R6 Shares
4/30/2026 (Unaudited) 7.71 0.19 0.10 0.29 (0.25) — (0.25) 7.75 3.90% 62,479 0.14% 5.11% 0.14% 17.04%
10/31/2025 7.64 0.19 0.63 0.82 (0.29) (0.46) (0.75) 7.71 11.81% 63,157 0.13% 2.56% 0.13% 31.55%
10/31/2024 6.91 0.26 0.90 1.16 (0.27) (0.16) (0.43) 7.64 17.12% 36,457 0.14% 3.57% 0.14% 27.87%
10/31/2023 6.98 0.14 0.13 0.27 (0.16) (0.18) (0.34) 6.91 3.85% 33,990 0.13% 1.92% 0.13% 21.72%
10/31/2022 9.12 0.25 (1.53) (1.28) (0.29) (0.57) (0.86) 6.98 (15.45)% 36,346 0.13% 3.23% 0.13% 40.04%
10/31/2021 8.23 0.24 0.89 1.13 (0.24) — (0.24) 9.12 13.89% 50,257 0.14% 2.68% 0.14% 33.36%
Institutional Service Class Shares
4/30/2026 (Unaudited) 7.69 0.19 0.09 0.28 (0.24) — (0.24) 7.73 3.78% 54,309 0.39% 4.93% 0.39% 17.04%
10/31/2025 7.62 0.14 0.66 0.80 (0.27) (0.46) (0.73) 7.69 11.58% 57,324 0.38% 1.96% 0.38% 31.55%
10/31/2024 6.90 0.24 0.89 1.13 (0.25) (0.16) (0.41) 7.62 16.70% 18,783 0.39% 3.31% 0.39% 27.87%
10/31/2023 6.96 0.12 0.13 0.25 (0.13) (0.18) (0.31) 6.90 3.67% 18,569 0.38% 1.68% 0.38% 21.72%
10/31/2022 9.10 0.23 (1.53) (1.30) (0.27) (0.57) (0.84) 6.96 (15.71)% 21,738 0.38% 3.00% 0.38% 40.04%
10/31/2021 8.21 0.26 0.85 1.11 (0.22) — (0.22) 9.10 13.64% 30,819 0.38% 2.95% 0.38% 33.36%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Excludes sales charge.
(c) Not annualized for periods less than one year.
(d) Annualized for periods less than one year.
(e) Expense ratios are based on the direct expenses of the Fund and do not include the effect of the underlying funds' expenses. For additional information on the underlying funds, please refer to the Prospectus and Statement of Additional Information.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.

48 - Notes to Financial Statements - April 30, 2026 (Unaudited) - Target Destination Funds
1. Organization
Nationwide Mutual Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, organized as a statutory trust under the laws of the State of Delaware. The
Trust has authorized an unlimited number of shares of beneficial interest (“shares”), without par value. As of April 30, 2026, the
Trust operates forty-five (45) separate series, or mutual funds, each with its own objective(s) and investment strategies. This report contains the financial statements and financial highlights for the ten (10) series listed below (each, a “Fund”; collectively, the “Funds”).
Nationwide Fund Advisors (“NFA”) serves as investment adviser to the Funds. NFA is a wholly owned subsidiary of Nationwide
Financial Services, Inc. (“NFS”), a holding company which is a direct wholly owned subsidiary of Nationwide Corporation. Nationwide
Corporation, in turn, is owned by Nationwide Mutual Insurance Company and Nationwide Mutual Fire Insurance Company.
Nationwide Destination 2030 Fund (“Destination 2030”)
Nationwide Destination 2035 Fund (“Destination 2035”)
Nationwide Destination 2040 Fund (“Destination 2040”)
Nationwide Destination 2045 Fund (“Destination 2045”)
Nationwide Destination 2050 Fund (“Destination 2050”)
Nationwide Destination 2055 Fund (“Destination 2055”)
Nationwide Destination 2060 Fund (“Destination 2060”)
Nationwide Destination 2065 Fund ("Destination 2065")
Nationwide Destination 2070 Fund ("Destination 2070")
Nationwide Destination Retirement Fund (“Destination Retirement”)
Each Fund operates as a “fund-of-funds,” which means that the Fund pursues its objective(s) by allocating its investments primarily among other affiliated series of the Trust, and in unaffiliated mutual funds (including exchange traded funds ("ETFs")) (together, the
“Underlying Funds”), and may have additional investment and concentration risk. The Underlying Funds typically invest in stocks, bonds, and other securities.
The Funds currently offer Class A, Class R, Class R6 and Institutional Service Class shares. Each share class of a Fund represents interests in the same portfolio of investments of that Fund and the classes are identical except for any differences in the sales charge structure, distribution or service fees, administrative services fees, class specific expenses, certain voting rights, conversion features, exchange privileges, and class names or designations.
Each Fund is a diversified fund, as defined in the 1940 Act.
2. Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Funds in the accounting and the preparation of their financial statements. The Funds are investment companies and follow accounting and reporting guidance in the Financial
Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 (“ASC 946”). The policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), including, but not limited to, ASC 946.
The preparation of financial statements requires fund management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses for the period. The Funds utilize various methods to measure the value of their investments on a recurring basis. Amounts received upon the sale of such investments could differ from those estimated values and those differences could be material.
(a) Security Valuation
U.S. GAAP defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to procedures approved by the Board of Trustees of the Trust (the “Board of Trustees”), NFA assigns a fair value, as defined by U.S. GAAP, to a Fund’s investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

Target Destination Funds - April 30, 2026 (Unaudited) - Notes to Financial Statements - 49
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including a Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
Shares of registered open-end Underlying Funds in which a Fund invests are valued at their respective net asset value (“NAV”)
as reported by such Underlying Fund. Shares of ETFs are generally valued at the last quoted sale price or official closing price, or, if there is no such price, the last quoted bid price provided by an independent pricing service. Shares of registered open-end
Underlying Funds and shares of ETFs valued in this manner are generally categorized as Level 1 investments within the hierarchy.
Repurchase agreements are valued at amortized cost, which approximates fair value, and are generally categorized as Level 2 investments within the hierarchy.
Shares of affiliated registered open-end Underlying Funds in which a Fund invests are valued at their respective net asset value
("NAV") as reported by such Underlying Fund and are generally categorized as Level 1 investments within the hierarchy.
The Funds may invest in other series of the Trust, which are open-end investment companies generally available to the public and other investment companies. The Funds’ Statements of Investments list each Underlying Fund held as of period end as an investment of each Fund, but do not include the underlying holdings of each Underlying Fund.
As an investing Fund, each Fund indirectly bears its proportionate share of the expenses of the Underlying Funds.
A complete unaudited list of holdings for each Underlying Fund is available upon request or at the Securities and Exchange
Commission's (the "SEC") website at www.sec.gov. In addition, the financial statements of the series of the Trusts are available on the SEC's website or upon request.
The following tables provide a summary of the inputs used to value the Funds’ net assets as of April 30, 2026. Please refer to the
Statements of Investments for additional information on portfolio holdings.
Destination 2030
Level 1 Level 2 Level 3 Total
Assets:
Exchange Traded Funds $ 22,218,875 $ – $ – $ 22,218,875
Investment Companies 165,465,442 – – 165,465,442
Repurchase Agreement – 3,258,009 – 3,258,009
Short-Term Investments 168,531 – – 168,531
Total $ 187,852,848 $ 3,258,009 $ – $ 191,110,857
Destination 2035
Level 1 Level 2 Level 3 Total
Assets:
Exchange Traded Funds $ 24,320,358 $ – $ – $ 24,320,358
Investment Companies 168,325,326 – – 168,325,326
Repurchase Agreement – 2,802,120 – 2,802,120
Short-Term Investments 147,480 – – 147,480
Total $ 192,793,164 $ 2,802,120 $ – $ 195,595,284

50 - Notes to Financial Statements - April 30, 2026 (Unaudited) - Target Destination Funds
Destination 2040
Level 1 Level 2 Level 3 Total
Assets:
Exchange Traded Funds $ 26,111,159 $ – $ – $ 26,111,159
Investment Companies 165,820,940 – – 165,820,940
Repurchase Agreement – 1,563,396 – 1,563,396
Short-Term Investments 82,284 – – 82,284
Total $ 192,014,383 $ 1,563,396 $ – $ 193,577,779
Destination 2045
Level 1 Level 2 Level 3 Total
Assets:
Exchange Traded Funds $ 22,825,241 $ – $ – $ 22,825,241
Investment Companies 142,427,563 – – 142,427,563
Total $ 165,252,804 $ – $ – $ 165,252,804
Destination 2050
Level 1 Level 2 Level 3 Total
Assets:
Exchange Traded Funds $ 24,001,509 $ – $ – $ 24,001,509
Investment Companies 145,311,255 – – 145,311,255
Repurchase Agreement – 111,910 – 111,910
Short-Term Investments 5,890 – – 5,890
Total $ 169,318,654 $ 111,910 $ – $ 169,430,564
Destination 2055
Level 1 Level 2 Level 3 Total
Assets:
Exchange Traded Funds $ 16,224,281 $ – $ – $ 16,224,281
Investment Companies 93,077,819 – – 93,077,819
Repurchase Agreement – 1,995,921 – 1,995,921
Short-Term Investments 105,048 – – 105,048
Total $ 109,407,148 $ 1,995,921 $ – $ 111,403,069
Destination 2060
Level 1 Level 2 Level 3 Total
Assets:
Exchange Traded Funds $ 9,038,451 $ – $ – $ 9,038,451
Investment Companies 52,928,157 – – 52,928,157
Repurchase Agreement – 1,108,444 – 1,108,444
Short-Term Investments 58,339 – – 58,339
Total $ 62,024,947 $ 1,108,444 $ – $ 63,133,391

Target Destination Funds - April 30, 2026 (Unaudited) - Notes to Financial Statements - 51
For additional information about each affiliated Underlying Fund’s valuation policies, please refer to the affiliated Underlying Fund’s most recent semi-annual report to shareholders which can be found at www.nationwide.com/mutualfunds or at the SEC's website at www.sec.gov.
For additional information about each unaffiliated Underlying Fund's valuation policies, please refer to the unaffiliated Underlying
Fund’s most recent annual or semi-annual report.
(b) Cash Overdraft
Certain Funds may have overdrawn U.S. dollar and/or foreign currency balances with the Funds' custodian bank, JPMorgan
Chase Bank, N.A. (“JPMorgan”). To offset the overdraft, JPMorgan advanced an amount equal to the overdraft. Consistent with the Funds' borrowing policy, the advance is deemed a temporary loan to the Funds. Such loans are payable upon demand and bear interest from the date of such advance to the date of payment at the rate agreed upon with JPMorgan under the custody agreement. These advances are separate from, and were not made pursuant to, the credit agreement discussed in Note 5. A Fund with an overdraft is subject to a lien by JPMorgan on the Fund’s account and JPMorgan may charge the Fund’s account for any amounts owed to JPMorgan. JPMorgan also has the right to set off as appropriate and apply all deposits and credits held by or owing to JPMorgan against such amount, subject to the terms of the custody agreement.
As of April 30, 2026, Funds that had overdrawn balances were as follows:
Destination 2065
Level 1 Level 2 Level 3 Total
Assets:
Exchange Traded Funds $ 2,250,156 $ – $ – $ 2,250,156
Investment Companies 13,183,519 – – 13,183,519
Repurchase Agreement – 288,323 – 288,323
Short-Term Investments 15,175 – – 15,175
Total $ 15,448,850 $ 288,323 $ – $ 15,737,173
Destination 2070
Level 1 Level 2 Level 3 Total
Assets:
Exchange Traded Funds $ 226,361 $ – $ – $ 226,361
Investment Companies 1,278,276 – – 1,278,276
Total $ 1,504,637 $ – $ – $ 1,504,637
Destination Retirement
Level 1 Level 2 Level 3 Total
Assets:
Exchange Traded Funds $ 23,310,607 $ – $ – $ 23,310,607
Investment Companies 180,721,358 – – 180,721,358
Repurchase Agreement – 3,325,385 – 3,325,385
Short-Term Investments 181,632 – – 181,632
Total $ 204,213,597 $ 3,325,385 $ – $ 207,538,982
Fund
U.S. Dollar
Amount
Destination 2030 $ 319,880
Destination 2050 318,510
Destination 2070 3,673
Destination Retirement 14,421

52 - Notes to Financial Statements - April 30, 2026 (Unaudited) - Target Destination Funds
(c) Securities Lending
During the six months ended April 30, 2026, certain Funds entered into securities lending transactions. To generate additional income, the Funds lent their portfolio securities, up to 33 1/3% of the total assets of a Fund, to brokers, dealers, and other financial institutions.
JPMorgan serves as securities lending agent for the securities lending program for the Funds. Securities lending transactions are considered to be overnight and continuous and can be terminated by a Fund or the borrower at any time.
The Funds receive payments from JPMorgan equivalent to any dividends and/or interest while on loan, in lieu of income which is included as “Dividend income” and/or “Interest income”, as applicable, on the Statements of Operations. The Funds also receive interest that would have been earned on the securities loaned while simultaneously seeking to earn income on the investment of cash collateral or receiving a fee with respect to the receipt of non-cash collateral. Securities lending income includes any fees charged to borrowers less expenses associated with the loan. Income from the securities lending program is recorded when earned from JPMorgan and reflected in the Statements of Operations under “Income from securities lending (net of fees)”. There may be risks of delay or restrictions in recovery of the securities or disposal of collateral should the borrower of the securities fail financially. Loans are made, however, only to borrowers deemed by JPMorgan to be of good standing and creditworthy. Loans are subject to termination by the Funds or the borrower at any time, and, therefore, are not considered to be illiquid investments. For
Funds to which JPMorgan is not an affiliate, JPMorgan receives a fee based on a percentage of earnings (less any rebates paid to the borrower) derived from the investment of cash collateral, or a percentage of the fee paid by the borrower for loans collateralized by non-cash collateral. For Funds to which JPMorgan is an affiliate, JPMorgan receives a flat fee based on a percentage of the market value of loaned securities.
In accordance with guidance presented in FASB Accounting Standards Update 2014-11, Balance Sheet (Topic) 860: Repurchase-
to-Maturity Transactions, Repurchase Financings, and Disclosures, liabilities under the outstanding securities lending transactions as of April 30, 2026, which were comprised of money market funds and repurchase agreements purchased with cash collateral, as shown on each Fund's Statement of Investments, were as follows:
The Trust’s securities lending policies and procedures require that the borrower (i) deliver cash or U.S. Government securities as collateral with respect to each new loan of U.S. securities, equal to at least 102% of the value of the portfolio securities loaned, and with respect to each new loan of non-U.S. securities, collateral of at least 105% of the value of the portfolio securities loaned;
and (ii) at all times thereafter mark-to-market the collateral on a daily basis so that the market value of such collateral is at least
100% of the value of securities loaned. Cash collateral received is generally invested in money market funds and joint repurchase agreements and shown in the Statement of Investments and included in calculating the Fund’s total assets. U.S. Government securities received as collateral, if any, are held in safe-keeping by JPMorgan or The Bank of New York Mellon and cannot be sold or repledged by the Funds and accordingly are not reflected in the Fund’s total assets. For additional information on the non-cash collateral received, if any, please refer to the Statement of Investments.
The Securities Lending Agency Agreement between the Trust and JPMorgan provides that in the event of a default by a borrower with respect to any loan, the Fund may terminate the loan and JPMorgan will exercise any and all remedies provided under the applicable borrower agreement to make the Fund whole. These remedies include purchasing replacement securities by applying the collateral held from the defaulting borrower against the purchase cost of the replacement securities. If, despite such efforts by JPMorgan to exercise these remedies, the collateral is less than the purchase cost of the replacement securities, JPMorgan is responsible for such shortfall, subject to certain limitations which are set forth in detail in the Securities Lending Agency Agreement.
As of April 30, 2026, the Securities Lending Agency Agreement does not permit the Funds to enforce a netting arrangement.
Fund
Amounts of
Liabilities Presented
in the Statements
of Assets and
Liabilities
Destination 2030 $ 3,426,540
Destination 2035 2,949,600
Destination 2040 1,645,680
Destination 2050 117,800
Destination 2055 2,100,969
Destination 2060 1,166,783
Destination 2065 303,498
Destination Retirement 3,507,017

Target Destination Funds - April 30, 2026 (Unaudited) - Notes to Financial Statements - 53
(d) Joint Repurchase Agreements
During the six months ended April 30, 2026, certain Funds, along with other series of the Trust, pursuant to procedures adopted by the Board of Trustees and applicable guidance from the SEC, transferred cash collateral received from securities lending transactions, through a joint account at JPMorgan, the Funds' custodian, the daily aggregate balance of which is invested in one or more joint repurchase agreements (“repo” or collectively “repos”) collateralized by U.S. Treasury or federal agency obligations.
For repos, each Fund participates on a pro rata basis with other clients of JPMorgan in its share of the underlying collateral under such repos and in its share of proceeds from any repurchase or other disposition of the underlying collateral. In repos, the seller of a security agrees to repurchase the security at a mutually agreed-upon time and price, which reflects the effective rate of return for the term of the agreement. For repos, The Bank of New York Mellon or JPMorgan takes possession of the collateral pledged for investments in such repos. The underlying collateral is valued daily on a mark-to-market basis to ensure that the value is equal to or greater than the repurchase price, including accrued interest. In the event of default of the obligation to repurchase, the Funds have the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Funds may be delayed or limited.
As of April 30, 2026, the joint repos on a gross basis were as follows:
CF Secured, LLC, 3.61%, dated 4/30/2026, due 5/1/2026, repurchase price $240,558,197, collateralized by U.S. Government
Treasury Securities, ranging from 0.00% - 6.13%, maturing 5/15/2026 - 2/15/2056; total market value $245,369,361.
Destination 2030
Gross Amounts
not Offset in the
Statements of
Assets and
Liabilities
Counterparty
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statements of
Assets and
Liabilities
Net Amounts
of Assets Presented
in the Statements of
Assets and
Liabilities
Collateral
Received
*
Net
Amounts
of Assets
CF Secured, LLC $ 3,258,009 $ – $ 3,258,009 $ (3,258,009) $ –
Total $ 3,258,009 $ – $ 3,258,009 $ (3,258,009) $ –
Destination 2035
Gross Amounts
not Offset in the
Statements of
Assets and
Liabilities
Counterparty
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statements of
Assets and
Liabilities
Net Amounts
of Assets Presented
in the Statements of
Assets and
Liabilities
Collateral
Received
*
Net
Amounts
of Assets
CF Secured, LLC $ 2,802,120 $ – $ 2,802,120 $ (2,802,120) $ –
Total $ 2,802,120 $ – $ 2,802,120 $ (2,802,120) $ –

54 - Notes to Financial Statements - April 30, 2026 (Unaudited) - Target Destination Funds
Destination 2040
Gross Amounts
not Offset in the
Statements of
Assets and
Liabilities
Counterparty
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statements of
Assets and
Liabilities
Net Amounts
of Assets Presented
in the Statements of
Assets and
Liabilities
Collateral
Received
*
Net
Amounts
of Assets
CF Secured, LLC $ 1,563,396 $ – $ 1,563,396 $ (1,563,396) $ –
Total $ 1,563,396 $ – $ 1,563,396 $ (1,563,396) $ –
Destination 2050
Gross Amounts
not Offset in the
Statements of
Assets and
Liabilities
Counterparty
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statements of
Assets and
Liabilities
Net Amounts
of Assets Presented
in the Statements of
Assets and
Liabilities
Collateral
Received
*
Net
Amounts
of Assets
CF Secured, LLC $ 111,910 $ – $ 111,910 $ (111,910) $ –
Total $ 111,910 $ – $ 111,910 $ (111,910) $ –
Destination 2055
Gross Amounts
not Offset in the
Statements of
Assets and
Liabilities
Counterparty
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statements of
Assets and
Liabilities
Net Amounts
of Assets Presented
in the Statements of
Assets and
Liabilities
Collateral
Received
*
Net
Amounts
of Assets
CF Secured, LLC $ 1,995,921 $ – $ 1,995,921 $ (1,995,921) $ –
Total $ 1,995,921 $ – $ 1,995,921 $ (1,995,921) $ –

Target Destination Funds - April 30, 2026 (Unaudited) - Notes to Financial Statements - 55
(e) Security Transactions and Investment Income
Security transactions are accounted for on the date the security is purchased or sold. Security gains and losses are calculated on the identified cost basis. Dividend income received from the Underlying Funds is recognized on the ex-dividend date and is recorded as income on the Statements of Operations. Capital gain distributions received from the Underlying Funds are recognized on the ex-dividend date and are recorded on the Statements of Operations as such. Interest income is recognized on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts, and is recorded as such on a Fund’s
Statement of Operations. Income from non-cash dividends, if any, is recorded at the fair value of the securities and is recorded as such on a Fund’s Statement of Operations.
Destination 2060
Gross Amounts
not Offset in the
Statements of
Assets and
Liabilities
Counterparty
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statements of
Assets and
Liabilities
Net Amounts
of Assets Presented
in the Statements of
Assets and
Liabilities
Collateral
Received
*
Net
Amounts
of Assets
CF Secured, LLC $ 1,108,444 $ – $ 1,108,444 $ (1,108,444) $ –
Total $ 1,108,444 $ – $ 1,108,444 $ (1,108,444) $ –
Destination 2065
Gross Amounts
not Offset in the
Statements of
Assets and
Liabilities
Counterparty
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statements of
Assets and
Liabilities
Net Amounts
of Assets Presented
in the Statements of
Assets and
Liabilities
Collateral
Received
*
Net
Amounts
of Assets
CF Secured, LLC $ 288,323 $ – $ 288,323 $ (288,323) $ –
Total $ 288,323 $ – $ 288,323 $ (288,323) $ –
Destination Retirement
Gross Amounts
not Offset in the
Statements of
Assets and
Liabilities
Counterparty
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statements of
Assets and
Liabilities
Net Amounts
of Assets Presented
in the Statements of
Assets and
Liabilities
Collateral
Received
*
Net
Amounts
of Assets
CF Secured, LLC $ 3,325,385 $ – $ 3,325,385 $ (3,325,385) $ –
Total $ 3,325,385 $ – $ 3,325,385 $ (3,325,385) $ –
* As of April 30, 2026, the value of the collateral received exceeded the market value of the Fund’s proportionate holding in the joint repos. Please refer to the Statement of Investments for the Fund’s undivided interest in each joint repo and related collateral.

56 - Notes to Financial Statements - April 30, 2026 (Unaudited) - Target Destination Funds
(f) Distributions to Shareholders
Distributions from net investment income, if any, are declared and paid quarterly. Distributions from net realized capital gains, if any, are declared and distributed at least annually. All distributions are recorded on the ex-dividend date.
Each Fund may use earnings and profits distributed to shareholders on the redemption of shares as part of the dividends paid deduction.
Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are considered either permanent or temporary. Permanent differences are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. These reclassifications have no effect upon the NAV of a Fund. Any distribution in excess of current and accumulated earnings and profits for federal income tax purposes is reported as a return of capital distribution.
(g) Federal Income Taxes
Each Fund elected to be treated as, and intends to qualify each year as, a “regulated investment company” ("RIC") by complying with the requirements of Subchapter M of the U.S. Internal Revenue Code of 1986 (the "Code"), as amended, and to make distributions of net investment income and net realized capital gains sufficient to relieve the Fund from all, or substantially all, federal income taxes. Therefore, no federal income tax provision is required.
A Fund recognizes a tax benefit from an uncertain position only if it is more likely than not that the position is sustainable, based solely on its technical merits and consideration of the relevant taxing authorities’ widely understood administrative practices and precedents. Each year, a Fund undertakes an affirmative evaluation of tax positions taken or expected to be taken in the course of preparing tax returns to determine whether it is more likely than not (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority.
The Funds file U.S. federal income tax returns and, if applicable, returns in various foreign jurisdictions in which they invest.
Generally, a Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
(h) Allocation of Expenses, Income and Gains and Losses
Expenses directly attributable to a Fund are charged to that Fund. Expenses not directly attributable to a Fund are allocated proportionally among various or all series of the Trust. Certain non asset-based expenses are estimated and accrued daily.
Expense estimate true-ups are recorded routinely and could result in negative expenses on the Statements of Operations, as applicable. Income, fund level expenses, and realized and unrealized gains or losses are allocated to each class of shares of a
Fund based on the value of the outstanding shares of that class relative to the total value of the outstanding shares of that Fund.
Expenses specific to a class (such as Rule 12b-1 and administrative services fees) are charged to that specific class.
(i) Reportable Segment Disclosure
The Principal Executive Officer acts as the Funds’ Chief Operating Decision Maker (“CODM’) and is responsible for assessing performance and allocating resources with respect to the Funds. The CODM has concluded that each Fund operates as a single operating segment since the Funds each have a single investment strategy as disclosed in its prospectus, against which the
CODM assesses performance. The financial information provided to and reviewed by the CODM is presented within the Funds’
financial statements.
3. Transactions with Affiliates
Under the terms of the Trust’s Investment Advisory Agreement, NFA manages the investments of the assets and supervises the daily business affairs of the Funds in accordance with policies and procedures established by the Board of Trustees. Each Fund pays NFA a unified management fee of 0.13% per annum of the Fund’s average daily net assets. Out of the unified management fee, NFA pays substantially all of the expenses of managing and operating each Fund except for Rule 12b-1 fees, administrative services fees, the cost of investment securities or other investment assets, taxes, interest charges, brokerage commissions, short-sale dividend expenses, the cost of share certificates representing shares of the Trust, compensation and expenses of the non-interested Trustees and counsel to the non-interested Trustees, and expenses incurred by a Fund in connection with any merger or reorganization and other non-routine expenses not incurred in the ordinary course of a Fund’s business. Management fee and other related party transaction fees are paid monthly. For the six months ended April 30, 2026, the Funds’ effective unified management fee rate was 0.13%

Target Destination Funds - April 30, 2026 (Unaudited) - Notes to Financial Statements - 57
NFM, a wholly owned subsidiary of NFS Distributors, Inc. (“NFSDI”) (a wholly owned subsidiary of NFS), provides various administrative and accounting services for the Funds and serves as Transfer and Dividend Disbursing Agent for the Funds. NFM
has entered into agreements with third-party service providers to provide certain sub-administration and sub-transfer agency services to the Funds. NFM pays the service providers a fee for these services.
Pursuant to the unified advisory fee terms of the Investment Advisory Agreement, NFA pays fund administration and transfer agency fees. Therefore, during the six months ended April 30, 2026, the Funds did not pay any fund administration and transfer agency fees.
Under the terms of a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act, Nationwide Fund Distributors LLC (“NFD”),
the Funds’ principal underwriter, is compensated by the Funds for expenses associated with the distribution of certain classes of shares of the Funds. NFD is a wholly owned subsidiary of NFSDI. These fees are based on average daily net assets of the respective class of the Funds at an annual rate of 0.25% for Class A shares and 0.50% for Class R shares of each Fund. Class R6 and Institutional Service Class shares do not pay a distribution fee.
Pursuant to an Underwriting Agreement, NFD serves as principal underwriter of the Funds in the continuous distribution of its shares and receives commissions in the form of a front-end sales charge on Class A shares. These fees are deducted from, and are not included in, proceeds from sales of Class A shares of the Funds. From these fees, NFD pays sales commissions, salaries and other expenses in connection with generating new sales of Class A shares of the Funds. The Funds' Class A sales charges range from 0.00% to 5.75% based on the amount purchased. During the six months ended April 30, 2026, the Funds imposed aggregate front-end sales charges of $13,481. From these fees, NFD retained a portion amounting to $1,936.
NFD also receives fees in the form of contingent deferred sales charges (“CDSCs”) on Class A shares. Any CDSC is based on the original purchase price or the current market value of the shares being redeemed, whichever is less. A CDSC is imposed on Class
A shares for certain redemptions made within 18 months of purchase. Applicable Class A CDSCs are 1.00% for all Funds. During
the six months ended April 30, 2026, the Funds did not impose CDSCs.
Under the terms of an Administrative Services Plan, the Funds pay fees to servicing organizations, such as broker-dealers, including NFS, and financial institutions, that agree to provide administrative support services to the shareholders of certain classes. These services may include, but are not limited to, the following: (i) establishing and maintaining shareholder accounts;
(ii) processing purchase and redemption transactions; (iii) arranging bank wires; (iv) performing shareholder sub-accounting; (v)
answering inquiries regarding the Funds; and (vi) other such services. These fees are calculated at an annual rate of up to 0.25%
of the average daily net assets of Class A, Class R, and Institutional Service Class shares of each Fund.
For the six months ended April 30, 2026, the effective rates for administrative services fees were as follows:
For the six months ended April 30, 2026, each Fund’s total administrative services fees were as follows:
Fund Class A Class R
Institutional
Service Class
Destination 2030 0.23% 0.25% 0.25%
Destination 2035 0.24 0.25 0.25
Destination 2040 0.24 0.25 0.25
Destination 2045 0.25 0.25 0.25
Destination 2050 0.23 0.25 0.25
Destination 2055 0.25 0.25 0.25
Destination 2060 0.24 0.25 0.25
Destination 2065 0.25 0.25 0.25
Destination 2070 0.04 0.03 0.12
Destination Retirement 0.21 0.25 0.25
Fund Amount
Destination 2030 $ 173,499
Destination 2035 170,165
Destination 2040 175,678
Destination 2045 151,805
Destination 2050 155,626
Destination 2055 99,099
Destination 2060 54,611
Destination 2065 12,379

58 - Notes to Financial Statements - April 30, 2026 (Unaudited) - Target Destination Funds
As of April 30, 2026, NFA or its affiliates directly held the percentage of the shares outstanding of the applicable Fund as indicated
in the following table.
4. Investments in Affiliated Issuers
Each Fund invests in Class R6 shares of the affiliated Underlying Funds. The Funds’ transactions in the shares of affiliated
Underlying Funds during the six months ended April 30, 2026 were as follows:
Fund Amount
Destination 2070 $ 14
Destination Retirement 169,725
Fund
% of Shares
Outstanding
Owned
Destination 2030 97.95%
Destination 2035 98.04
Destination 2040 97.89
Destination 2045 97.55
Destination 2050 98.59
Destination 2055 98.11
Destination 2060 99.09
Destination 2065 99.53
Destination 2070 96.91
Destination Retirement 95.63
Destination 2030
Security Description
Shares/Principal
at April 30, 2026
Market Value
October 31, 2025
($)
Purchases at
Cost *
($)
Proceeds from
Sales
($)
Net Realized
Gains (Losses)
($)
Change in
Unrealized
Appreciation/
Depreciation
($)
Market Value
April 30, 2026
($)
Dividend/Interest
Income
($)
Capital Gain
Distributions
($)
Nationwide Strategic Income
Fund, Class R6 787,628 7,942,086 577,073 (479,134) 66 (37,790) 8,002,301 234,193 —
Nationwide Fundamental
All Cap Equity Portfolio,
Class R6 2,469,550 35,720,879 6,463,356 (6,812,729) 652,134 (2,857,581) 33,166,059 172,546 3,353,313
Nationwide International
Equity Portfolio, Class R6 935,811 13,735,729 1,902,063 (2,988,958) 305,785 511,706 13,466,325 995,952 200,570
Nationwide International
Index Fund, Class R6 1,069,915 15,865,181 1,418,217 (5,815,798) 1,615,867 (1,111,120) 11,972,347 292,588 369,252
Nationwide Large Cap Equity
Portfolio, Class R6 1,197,864 7,366,558 6,966,741 (1,750,431) 36,709 820,454 13,440,031 161,976 38,703
Nationwide Mid Cap Market
Index Fund, Class R6 – 193,239 — (188,274) 61,318 (66,283) — — —
Nationwide Small Cap Index
Fund, Class R6 128,691 2,014,153 79,493 (350,486) 96,753 100,745 1,940,658 9,027 35,842
Nationwide U.S. 130/30
Equity Portfolio, Class R6 1,060,019 13,678,176 3,162,703 (2,405,632) 193,955 (1,145,760) 13,483,442 421,983 1,684,589
Nationwide Bond Portfolio,
Class R6 6,803,053 63,960,093 6,432,150 (10,426,512) (913,973) (681,561) 58,370,197 1,883,711 —
Nationwide Inflation-
Protected Securities Fund,
Class R6 766,329 6,599,188 748,563 (338,885) (18,910) (1,035) 6,988,921 86,259 —
Nationwide Loomis Short
Term Bond Fund, Class
R6 463,516 — 4,742,328 (75,214) (14) (31,939) 4,635,161 54,283 —
Total 167,075,282 32,492,687 (31,632,053) 2,029,690 (4,500,164) 165,465,442 4,312,518 5,682,269

Target Destination Funds - April 30, 2026 (Unaudited) - Notes to Financial Statements - 59
Destination 2035
Security Description
Shares/Principal
at April 30, 2026
Market Value
October 31, 2025
($)
Purchases at
Cost *
($)
Proceeds from
Sales
($)
Net Realized
Gains (Losses)
($)
Change in
Unrealized
Appreciation/
Depreciation
($)
Market Value
April 30, 2026
($)
Dividend/Interest
Income
($)
Capital Gain
Distributions
($)
Nationwide Strategic Income
Fund, Class R6 562,438 5,688,607 426,352 (371,584) (1,886) (27,124) 5,714,365 171,643 —
Nationwide Fundamental
All Cap Equity Portfolio,
Class R6 3,029,038 41,745,519 7,241,788 (5,775,013) 689,623 (3,221,937) 40,679,980 204,414 3,961,034
Nationwide International
Equity Portfolio, Class R6 1,118,688 15,317,401 2,412,937 (2,584,315) 211,232 740,658 16,097,913 1,138,440 229,265
Nationwide International
Index Fund, Class R6 1,427,164 18,286,801 1,739,072 (4,720,909) 1,143,346 (478,341) 15,969,969 381,052 480,895
Nationwide Large Cap Equity
Portfolio, Class R6 1,529,391 8,724,642 8,105,451 (732,656) 11,984 1,050,344 17,159,765 195,320 46,670
Nationwide Mid Cap Market
Index Fund, Class R6 – 2,046,843 — (1,994,269) 629,802 (682,376) — — —
Nationwide Small Cap Index
Fund, Class R6 305,707 4,414,094 281,082 (548,944) 87,572 376,263 4,610,067 20,899 82,480
Nationwide U.S. 130/30
Equity Portfolio, Class R6 1,356,610 16,127,622 3,609,148 (1,389,330) 97,521 (1,188,881) 17,256,080 509,367 2,031,724
Nationwide Bond Portfolio,
Class R6 5,369,219 50,770,360 5,124,177 (8,544,764) (120,471) (1,161,403) 46,067,899 1,509,402 —
Nationwide Inflation-
Protected Securities Fund,
Class R6 329,577 2,788,566 302,486 (76,752) (8,725) 171 3,005,746 37,750 —
Nationwide Loomis Short
Term Bond Fund, Class
R6 176,354 — 1,779,664 (4,537) — (11,585) 1,763,542 20,091 —
Total 165,910,455 31,022,157 (26,743,073) 2,739,998 (4,604,211) 168,325,326 4,188,378 6,832,068
Destination 2040
Security Description
Shares/Principal
at April 30, 2026
Market Value
October 31, 2025
($)
Purchases at
Cost *
($)
Proceeds from
Sales
($)
Net Realized
Gains (Losses)
($)
Change in
Unrealized
Appreciation/
Depreciation
($)
Market Value
April 30, 2026
($)
Dividend/Interest
Income
($)
Capital Gain
Distributions
($)
Nationwide Strategic Income
Fund, Class R6 407,161 4,176,368 298,375 (318,120) (363) (19,502) 4,136,758 123,880 —
Nationwide Fundamental
All Cap Equity Portfolio,
Class R6 3,411,808 49,264,159 7,419,451 (7,896,016) 1,054,438 (4,021,450) 45,820,582 232,039 4,510,647
Nationwide International
Equity Portfolio, Class R6 1,197,244 16,752,811 2,149,210 (2,692,242) 287,875 730,689 17,228,343 1,236,426 248,998
Nationwide International
Index Fund, Class R6 1,747,433 21,062,673 2,065,074 (4,409,610) 961,350 (125,707) 19,553,780 467,949 590,561
Nationwide Large Cap Equity
Portfolio, Class R6 1,703,593 10,100,634 8,787,913 (931,694) (2,633) 1,160,094 19,114,314 220,716 52,738
Nationwide Mid Cap Market
Index Fund, Class R6 – 4,306,694 — (4,199,076) 1,093,679 (1,201,297) — — —
Nationwide Small Cap Index
Fund, Class R6 369,240 5,134,924 441,284 (572,778) 59,962 504,747 5,568,139 24,645 97,549
Nationwide U.S. 130/30
Equity Portfolio, Class R6 1,515,043 18,345,586 3,988,533 (1,803,716) 161,403 (1,420,459) 19,271,347 574,723 2,296,595
Nationwide Bond Portfolio,
Class R6 3,828,075 37,314,033 5,410,716 (8,964,689) (2,535) (912,644) 32,844,881 1,074,686 —
Nationwide Inflation-
Protected Securities Fund,
Class R6 120,060 1,024,532 122,094 (48,470) (582) (2,626) 1,094,948 13,955 —
Nationwide Loomis Short
Term Bond Fund, Class
R6 118,785 — 1,334,934 (137,976) (864) (8,246) 1,187,848 14,898 —
Total 167,482,414 32,017,584 (31,974,387) 3,611,730 (5,316,401) 165,820,940 3,983,917 7,797,088

60 - Notes to Financial Statements - April 30, 2026 (Unaudited) - Target Destination Funds
Destination 2045
Security Description
Shares/Principal
at April 30, 2026
Market Value
October 31, 2025
($)
Purchases at
Cost *
($)
Proceeds from
Sales
($)
Net Realized
Gains (Losses)
($)
Change in
Unrealized
Appreciation/
Depreciation
($)
Market Value
April 30, 2026
($)
Dividend/Interest
Income
($)
Capital Gain
Distributions
($)
Nationwide Strategic Income
Fund, Class R6 202,643 1,954,932 207,587 (93,352) (308) (10,010) 2,058,849 60,571 —
Nationwide Fundamental
All Cap Equity Portfolio,
Class R6 3,280,206 45,985,896 7,512,534 (6,551,473) 719,957 (3,613,748) 44,053,166 223,461 4,338,788
Nationwide International
Equity Portfolio, Class R6 1,116,303 15,716,998 1,998,671 (2,586,106) 256,990 677,042 16,063,595 1,166,943 235,005
Nationwide International
Index Fund, Class R6 1,728,652 20,452,023 2,039,715 (3,971,405) 748,276 75,005 19,343,614 465,242 587,145
Nationwide Large Cap Equity
Portfolio, Class R6 1,623,121 9,479,965 8,621,771 (997,826) (8,912) 1,116,418 18,211,416 211,827 50,614
Nationwide Mid Cap Market
Index Fund, Class R6 – 5,130,827 — (5,032,054) 1,264,745 (1,363,518) — — —
Nationwide Small Cap Index
Fund, Class R6 327,078 4,523,686 315,851 (399,816) 44,033 448,583 4,932,337 22,129 87,304
Nationwide U.S. 130/30
Equity Portfolio, Class R6 1,453,538 17,437,004 4,063,330 (1,786,219) 81,018 (1,306,128) 18,489,005 550,382 2,198,649
Nationwide Bond Portfolio,
Class R6 2,125,572 23,362,026 3,157,583 (7,736,394) 34,085 (579,896) 18,237,404 645,922 —
Nationwide Inflation-
Protected Securities Fund,
Class R6 18,754 95,116 77,738 (1,701) 1 (113) 171,041 1,641 —
Nationwide Loomis Short
Term Bond Fund, Class
R6 86,714 — 878,845 (5,691) (48) (5,970) 867,136 10,198 —
Total 144,138,473 28,873,625 (29,162,037) 3,139,837 (4,562,335) 142,427,563 3,358,316 7,497,505
Destination 2050
Security Description
Shares/Principal
at April 30, 2026
Market Value
October 31, 2025
($)
Purchases at
Cost *
($)
Proceeds from
Sales
($)
Net Realized
Gains (Losses)
($)
Change in
Unrealized
Appreciation/
Depreciation
($)
Market Value
April 30, 2026
($)
Dividend/Interest
Income
($)
Capital Gain
Distributions
($)
Nationwide Strategic Income
Fund, Class R6 73,705 633,707 154,307 (35,640) (82) (3,452) 748,840 20,876 —
Nationwide Fundamental
All Cap Equity Portfolio,
Class R6 3,431,511 51,001,061 7,627,442 (9,309,826) 916,258 (4,149,744) 46,085,191 243,923 4,762,994
Nationwide International
Equity Portfolio, Class R6 1,317,513 18,342,436 3,246,787 (3,737,346) 335,340 771,795 18,959,012 1,338,483 269,551
Nationwide International
Index Fund, Class R6 1,884,315 22,139,206 2,799,156 (4,763,826) 901,333 9,614 21,085,483 499,651 630,570
Nationwide Large Cap Equity
Portfolio, Class R6 1,787,301 10,608,343 10,092,793 (1,894,148) 19,720 1,226,808 20,053,516 236,735 56,566
Nationwide Mid Cap Market
Index Fund, Class R6 – 6,582,125 — (6,467,111) 1,380,802 (1,495,816) — — —
Nationwide Small Cap Index
Fund, Class R6 336,468 4,976,836 312,518 (737,439) 130,603 391,425 5,073,943 23,888 94,518
Nationwide U.S. 130/30
Equity Portfolio, Class R6 1,568,423 19,747,812 4,536,217 (2,924,023) 145,237 (1,554,906) 19,950,337 617,058 2,458,685
Nationwide Bond Portfolio,
Class R6 1,530,223 18,873,826 2,234,660 (7,569,665) 66,798 (476,307) 13,129,312 486,841 —
Nationwide Loomis Short
Term Bond Fund, Class
R6 22,562 — 230,850 (3,932) (15) (1,282) 225,621 2,387 —
Total 152,905,352 31,234,730 (37,442,956) 3,895,994 (5,281,865) 145,311,255 3,469,842 8,272,884

Target Destination Funds - April 30, 2026 (Unaudited) - Notes to Financial Statements - 61
Destination 2055
Security Description
Shares/Principal
at April 30, 2026
Market Value
October 31, 2025
($)
Purchases at
Cost *
($)
Proceeds from
Sales
($)
Net Realized
Gains (Losses)
($)
Change in
Unrealized
Appreciation/
Depreciation
($)
Market Value
April 30, 2026
($)
Dividend/Interest
Income
($)
Capital Gain
Distributions
($)
Nationwide Strategic Income
Fund, Class R6 6,003 42,198 22,001 (2,945) (7) (255) 60,992 1,576 —
Nationwide Fundamental
All Cap Equity Portfolio,
Class R6 2,241,511 32,160,570 4,575,558 (4,534,554) 415,784 (2,513,867) 30,103,491 158,336 3,109,414
Nationwide International
Equity Portfolio, Class R6 860,967 12,108,037 1,821,918 (2,274,123) 205,105 528,382 12,389,319 894,816 180,203
Nationwide International
Index Fund, Class R6 1,240,160 14,717,746 2,550,694 (3,965,803) 738,080 (163,326) 13,877,391 311,368 392,952
Nationwide Large Cap Equity
Portfolio, Class R6 1,183,452 6,761,864 6,334,028 (629,559) (2,965) 814,964 13,278,332 153,926 36,779
Nationwide Mid Cap Market
Index Fund, Class R6 – 4,536,517 — (4,467,116) 963,751 (1,033,152) — — —
Nationwide Small Cap Index
Fund, Class R6 236,025 3,171,135 357,195 (319,993) 20,064 330,863 3,559,264 15,590 60,974
Nationwide U.S. 130/30
Equity Portfolio, Class R6 1,056,204 12,685,801 2,859,994 (1,215,109) 52,898 (948,664) 13,434,920 400,619 1,598,505
Nationwide Bond Portfolio,
Class R6 742,903 10,223,814 1,050,068 (4,689,104) 58,740 (269,408) 6,374,110 253,953 —
Total 96,407,682 19,571,456 (22,098,306) 2,451,450 (3,254,463) 93,077,819 2,190,184 5,378,827
Destination 2060
Security Description
Shares/Principal
at April 30, 2026
Market Value
October 31, 2025
($)
Purchases at
Cost *
($)
Proceeds from
Sales
($)
Net Realized
Gains (Losses)
($)
Change in
Unrealized
Appreciation/
Depreciation
($)
Market Value
April 30, 2026
($)
Dividend/Interest
Income
($)
Capital Gain
Distributions
($)
Nationwide Fundamental
All Cap Equity Portfolio,
Class R6 1,265,584 17,511,597 2,859,476 (2,229,553) 139,803 (1,284,526) 16,996,797 88,285 1,735,975
Nationwide International
Equity Portfolio, Class R6 496,436 6,588,280 1,304,831 (1,159,176) 75,737 334,049 7,143,721 496,168 99,921
Nationwide International
Index Fund, Class R6 719,612 8,043,893 1,818,129 (2,133,334) 349,355 (25,587) 8,052,456 171,720 216,715
Nationwide Large Cap Equity
Portfolio, Class R6 693,924 3,704,034 3,997,647 (389,351) (2,383) 475,885 7,785,832 86,333 20,628
Nationwide Mid Cap Market
Index Fund, Class R6 – 2,683,149 10,115 (2,634,846) 473,358 (531,776) — — —
Nationwide Small Cap Index
Fund, Class R6 133,576 1,778,998 209,818 (176,396) 7,783 194,128 2,014,331 8,888 34,931
Nationwide U.S. 130/30
Equity Portfolio, Class R6 620,069 7,023,283 1,756,564 (413,981) (8,415) (470,179) 7,887,272 223,890 892,011
Nationwide Bond Portfolio,
Class R6 355,215 5,010,610 651,735 (2,513,433) 43,176 (144,340) 3,047,748 122,881 —
Total 52,343,844 12,608,315 (11,650,070) 1,078,414 (1,452,346) 52,928,157 1,198,165 3,000,181

62 - Notes to Financial Statements - April 30, 2026 (Unaudited) - Target Destination Funds
Destination 2065
Security Description
Shares/Principal
at April 30, 2026
Market Value
October 31, 2025
($)
Purchases at
Cost *
($)
Proceeds from
Sales
($)
Net Realized
Gains (Losses)
($)
Change in
Unrealized
Appreciation/
Depreciation
($)
Market Value
April 30, 2026
($)
Dividend/Interest
Income
($)
Capital Gain
Distributions
($)
Nationwide Fundamental
All Cap Equity Portfolio,
Class R6 313,708 4,019,147 1,277,426 (860,857) 55,506 (278,124) 4,213,098 19,431 369,449
Nationwide International
Equity Portfolio, Class R6 124,517 1,525,037 445,211 (276,369) 11,519 86,400 1,791,798 110,949 22,344
Nationwide International
Index Fund, Class R6 180,340 1,858,109 477,142 (395,030) 24,576 53,208 2,018,005 41,552 52,440
Nationwide Large Cap Equity
Portfolio, Class R6 175,087 848,619 1,134,545 (138,444) (971) 120,727 1,964,476 20,127 4,809
Nationwide Mid Cap Market
Index Fund, Class R6 – 653,882 844 (648,356) 65,564 (71,934) — — —
Nationwide Small Cap Index
Fund, Class R6 33,147 424,280 91,608 (64,812) 1,710 47,064 499,850 2,086 8,014
Nationwide U.S. 130/30
Equity Portfolio, Class R6 153,998 1,601,553 603,883 (152,393) (9,901) (84,284) 1,958,858 51,296 203,130
Nationwide Bond Portfolio,
Class R6 85,948 1,159,900 237,686 (637,294) 12,318 (35,176) 737,434 27,275 —
Total 12,090,527 4,268,345 (3,173,555) 160,321 (162,119) 13,183,519 272,716 660,186
Destination 2070
Security Description
Shares/Principal
at April 30, 2026
Market Value
October 31, 2025
($)
Purchases at
Cost *
($)
Proceeds from
Sales
($)
Net Realized
Gains (Losses)
($)
Change in
Unrealized
Appreciation/
Depreciation
($)
Market Value
April 30, 2026
($)
Dividend/Interest
Income
($)
Capital Gain
Distributions
($)
Nationwide Fundamental
All Cap Equity Portfolio,
Class R6 30,818 344,874 149,878 (65,955) 4,460 (19,366) 413,891 1,728 33,048
Nationwide International
Equity Portfolio, Class R6 12,052 132,671 51,515 (20,936) 1,233 8,941 173,424 9,941 2,001
Nationwide International
Index Fund, Class R6 17,570 159,719 57,505 (29,060) 797 7,643 196,604 3,735 4,714
Nationwide Large Cap Equity
Portfolio, Class R6 17,216 73,210 121,608 (14,646) 450 12,542 193,164 1,819 435
Nationwide Mid Cap Market
Index Fund, Class R6 – 58,310 — (56,813) 3,196 (4,693) — — —
Nationwide Small Cap Index
Fund, Class R6 3,260 37,171 13,060 (6,460) 561 4,822 49,154 187 727
Nationwide U.S. 130/30
Equity Portfolio, Class R6 14,610 138,508 71,179 (18,323) 555 (6,082) 185,837 4,613 18,335
Nationwide Bond Portfolio,
Class R6 7,716 98,534 24,409 (54,757) 1,307 (3,291) 66,202 2,448 —
Total 1,042,997 489,154 (266,950) 12,559 516 1,278,276 24,471 59,260
Destination Retirement
Security Description
Shares/Principal
at April 30, 2026
Market Value
October 31, 2025
($)
Purchases at
Cost *
($)
Proceeds from
Sales
($)
Net Realized
Gains (Losses)
($)
Change in
Unrealized
Appreciation/
Depreciation
($)
Market Value
April 30, 2026
($)
Dividend/Interest
Income
($)
Capital Gain
Distributions
($)
Nationwide Strategic Income
Fund, Class R6 1,129,421 11,625,469 1,047,263 (1,140,332) 2,918 (60,398) 11,474,920 346,291 —
Nationwide Fundamental
All Cap Equity Portfolio,
Class R6 2,051,969 28,091,637 5,556,946 (4,238,947) 220,850 (2,072,538) 27,557,948 145,834 2,847,350
Nationwide International
Equity Portfolio, Class R6 774,685 10,948,198 1,809,568 (2,277,538) 197,332 470,159 11,147,719 814,548 164,038
Nationwide International
Index Fund, Class R6 958,029 12,683,706 1,411,184 (3,821,318) 1,011,532 (564,762) 10,720,342 260,575 328,851
Nationwide Large Cap Equity
Portfolio, Class R6 995,565 5,847,495 5,791,069 (1,181,593) 25,050 688,217 11,170,238 133,545 31,909
Nationwide Small Cap Index
Fund, Class R6 73,029 — 1,073,749 (33,258) (448) 61,233 1,101,276 1,395 —
Nationwide U.S. 130/30
Equity Portfolio, Class R6 880,536 10,969,362 2,529,424 (1,527,943) 89,165 (859,596) 11,200,412 346,244 1,386,328

Target Destination Funds - April 30, 2026 (Unaudited) - Notes to Financial Statements - 63
Further information about each affiliated Underlying Fund may be found in such affiliated Underlying Fund’s most recent semi-
annual report to shareholders, which is available at www.nationwide.com/mutualfunds or at the SEC's website at www.sec.gov.
5. Line of Credit and Interfund Lending
The Trust and Nationwide Variable Insurance Trust ("NVIT") (together, the “Trusts”) renewed the credit agreement with JPMorgan,
The Bank of New York Mellon, and Wells Fargo Bank National Association (the “Lenders”), permitting the Trusts, in the aggregate, to borrow up to $100,000,000. Advances taken by a Fund under this arrangement would be primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. The line of credit requires a commitment fee of 0.15% per year on $100,000,000. Such commitment fee shall be payable quarterly in arrears on the last business day of each March, June, September and December and on the termination date. Borrowings under this arrangement accrued interest at the Federal Funds Rate plus the applicable margin. Interest costs, if any, would be shown on the Statement of Operations. No compensating balances are required under the terms of the line of credit. In addition, a Fund may not draw on any portion of the line of credit that is provided by a bank that is an affiliate of the Fund’s subadviser, if applicable. In addition to any rights and remedies of the Lenders provided by law, each
Lender has the right, upon any amount becoming due and payable by the Fund, to set-off as appropriate and apply all deposits and credits held by or owing to such Lender against such amount, subject to the terms of the credit agreement. The line of credit is renewed annually, and next expires on July 1, 2026. During the six months ended April 30, 2026, the Funds had no borrowings under the line of credit.
Pursuant to an exemptive order issued by the SEC (the “Order”), the Funds may participate in an interfund lending program among
Funds managed by NFA. The program allows the participating Funds to borrow money from and loan money to each other for temporary purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending Funds as compared to rates available through short-term bank loans or investments in overnight repurchase agreements and money market funds, respectively, as detailed in the Order. Further, a Fund may participate in the program only if and to the extent that such participation is consistent with its investment objectives and limitations. Interfund loans have a maximum duration of seven days and may be called on one business day's notice. During the six months ended April 30, 2026, none of the Funds engaged in interfund lending.
6. Investment Transactions
For the six months ended April 30, 2026, purchases and sales of securities (excluding short-term securities) were as follows:
Security Description
Shares/Principal
at April 30, 2026
Market Value
October 31, 2025
($)
Purchases at
Cost*
($)
Proceeds from
Sales
($)
Net Realized
Gains (Losses)
($)
Change in
Unrealized
Appreciation/
Depreciation
($)
Market Value
April 30, 2026
($)
Dividend/Interest
Income
($)
Capital Gain
Distributions
($)
Nationwide Bond Portfolio,
Class R6 9,062,529 85,680,895 6,279,170 (12,051,545) (1,744,885) (407,132) 77,756,503 2,544,560 —
Nationwide Inflation-
Protected Securities Fund,
Class R6 1,291,189 13,636,120 305,664 (2,117,331) (123,973) 75,162 11,775,642 165,121 —
Nationwide Loomis Short
Term Bond Fund, Class
R6 681,636 — 7,291,907 (426,183) (2,070) (47,296) 6,816,358 82,566 —
Total 179,482,882 33,095,944 (28,815,988) (324,529) (2,716,951) 180,721,358 4,840,679 4,758,476
* Purchases include reinvestment of income and realized gain distributions, as applicable.
Fund Purchases
*
Sales
Destination 2030 $ 39,742,007 $ 36,392,700
Destination 2035 38,173,442 29,747,868
Destination 2040 41,377,912 36,678,354
Destination 2045 36,809,952 32,532,851
Destination 2050 40,270,874 42,425,773
Destination 2055 25,817,897 24,955,503
Destination 2060 16,078,716 13,058,067
Destination 2065 5,131,768 3,359,708
Destination 2070 582,138 276,218
Destination Retirement 38,776,161 34,393,592

64 - Notes to Financial Statements - April 30, 2026 (Unaudited) - Target Destination Funds
7. Portfolio Investment Risks
(a) Risks Associated with Underlying Funds
The Underlying Funds in which the Funds invest may apply any of a variety of investment strategies and may invest in a broad range of asset classes, securities and other investments to attempt to achieve their designated investment goals. The foregoing is not intended to be a complete discussion of all risks associated with the investment strategies of the Funds. Please refer to the current prospectus for a discussion of the risks associated with investing in the Funds. In addition, information about the risks of an investment in each affiliated Underlying Fund may be found in such Underlying Fund’s semi-annual report to shareholders, which is available at www.nationwide.com/mutualfunds or at the SEC's website at www.sec.gov.
Information about unaffiliated Underlying Fund risks may be found in such Fund’s annual or semi-annual report to shareholders.
Additional information about derivatives-related risks, if applicable to the Underlying Fund, may also be found in each such affiliated or unaffiliated Underlying Fund’s annual or semi-annual report to shareholders.
8. Indemnifications
Under the Trust’s organizational documents, the Trust’s Officers and Trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into indemnification agreements with its
Trustees and certain of its Officers. Trust Officers receive no compensation from the Trust for serving as its Officers. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications.
The Trust’s maximum liability under these arrangements is unknown, as this would involve future claims made against the Trust.
Based on experience, however, the Trust expects the risk of loss to be remote.
9. New Accounting Pronouncements
On September 20, 2023, the SEC adopted amendments to the current rule regarding registered fund names, as well as certain forms and disclosure requirements. The amendments are intended to modernize and enhance the investor protections provided by Rule 35d-1 under the 1940 Act given the important information that fund names can convey to investors. Management is currently evaluating the implications of the new rule and the impact on the Funds’ financial statement disclosures and reporting requirements.
10. Other Matters
Each Fund is a shareholder of its Underlying Funds. The Underlying Funds do not charge a Fund any sales charge for buying or selling Underlying Fund shares. However, a Fund indirectly pays a portion of the operating expenses of each Underlying Fund in which it invests, including management, administration and custodian fees of the Underlying Funds. These expenses are deducted from each Underlying Fund’s net assets before its share price is calculated and are in addition to the fees and expenses of a Fund.
Actual indirect expenses vary depending on how a Fund’s assets are allocated among the Underlying Funds.
11. Other
As of April 30, 2026, the Funds had individual shareholder accounts and/or omnibus shareholder accounts (comprising a group of individual shareholders), which held more than 10% of the total shares outstanding of the Funds as detailed in the following table.
No
Fund % of Shares
Number of
Accounts
Destination 2030 64.25% 2(a)
Destination 2035 64.67 2(a)
Destination 2040 74.91 3(a)
Destination 2045 76.87 3(a)
Destination 2050 64.40 2(a)
Destination 2055 82.84 3(a)
Destination 2060 81.70 4(a)
Destination 2065 77.04 2(a)
Destination 2070 96.91 2(a)
Destination Retirement 57.21 1(a)
(a) All or a portion of the accounts are the accounts of affiliated funds.

Target Destination Funds - April 30, 2026 (Unaudited) - Notes to Financial Statements - 65
12. Mergers
At close of business on February 14, 2025, Nationwide Destination Retirement Fund (“Acquiring Fund”) acquired all of the net assets of Nationwide Destination 2025 Fund (“Target Fund”), each a series of the Trust, pursuant to a plan of reorganization approved by the Board of Trustees at a meeting held on September 11, 2024. The reorganization of the Target Fund was not required to be approved by the shareholders of the Target Fund. The purpose of the reorganization was to combine funds managed by NFA that had comparable objectives and investment strategies. The reorganization was accomplished by a tax free exchange of 19,936,115 shares of the Acquiring Fund, valued at $142,010,527, for the assets of the Target Fund. The investment portfolio of the Target Fund, with a fair value of $142,421,038 and identified cost of $140,119,979 at February 14, 2025, was the principal asset acquired by the Acquiring Fund. The net assets of the Acquiring Fund immediately before the acquisition were $93,306,965.
The net assets of the Acquiring Fund immediately following the acquisition were $235,317,492. For financial reporting purposes, assets received and shares issued by the Acquiring Fund were recorded at the then current fair values; however, the cost basis of the investments received was carried forward to align ongoing reporting of the Acquiring Fund’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes. Shareholders of Class A, Class R, Class R6 and Institutional
Service Class shares of the Target Fund received a number of shares proportional to their ownership of the corresponding class of the Acquiring Fund.
The following are summaries of Shares Outstanding, Net Assets, Net Asset Value Per Share and Net Unrealized Appreciation/
(Depreciation) immediately before and after each of the reorganizations.
The following pro forma information for the year ended October 31, 2025 is provided as though the reorganizations had been completed on November 1, 2024, the beginning of the annual reporting period for the Fund:
Net investment income (loss) $7,394,890;
Net gains (losses) on investments $260,180;
Net change in unrealized appreciation/depreciation $16,258,858; and
Net increase (decrease) in net assets resulting from operations $23,913,928.
Because the Fund’s combined investment portfolio has been managed as a single integrated portfolio since the reorganization was completed, it is not practical to separate the amounts of revenue and earnings of the Target Fund that have been included in the Acquiring Fund’s Statement of Operations since February 14, 2025.
Fund/Class
Shares
Outstanding Net Assets
Net Asset Value
Per Share
Net Unrealized
Appreciation/
(Depreciation)
Target Fund
Nationwide Destination 2025 Fund $2,301,059
Class A 3,649,756 $28,794,746 $7.89
Class R 3,291,291 25,799,345 7.84
Class R6 5,567,062 44,418,609 7.98
Institutional Service Class 5,437,743 42,997,827 7.91
Acquiring Fund
Nationwide Destination Retirement Fund $755,485
Class A
2,456,346 $17,498,389 $7.12
Class R
3,750,089 26,520,405 7.07
Class R6
4,335,862 30,992,222 7.15
Institutional Service Class
2,566,529 18,295,949 7.13
After Reorganization
Nationwide Destination Retirement Fund $3,056,544
Class A
6,498,424 $46,293,135 $7.12
Class R
7,398,218 52,319,750 7.07
Class R6
10,550,097 75,410,831 7.15
Institutional Service Class
8,598,202 61,293,776 7.13

66 - Notes to Financial Statements - April 30, 2026 (Unaudited) - Target Destination Funds
13. Federal Tax Information
As of April 30, 2026, the tax cost of investments and the breakdown of unrealized appreciation/(depreciation) for each Fund was as follows:
14. Subsequent Events
Management has evaluated the impact of subsequent events on the Funds and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.
Fund
Tax Cost of
Investments
Unrealized
Appreciation
Unrealized
Depreciation
Net Unrealized
Appreciation/
(Depreciation)
Destination 2030 $ 174,817,838 $ 16,500,044 $ (207,025) $ 16,293,019
Destination 2035 172,003,261 23,737,983 (145,960) 23,592,023
Destination 2040 164,757,015 28,838,799 (18,035) 28,820,764
Destination 2045 136,934,398 28,327,170 (8,764) 28,318,406
Destination 2050 138,455,382 30,978,786 (3,604) 30,975,182
Destination 2055 91,130,933 20,273,546 (1,410) 20,272,136
Destination 2060 51,800,667 11,333,490 (766) 11,332,724
Destination 2065 13,243,197 2,494,146 (170) 2,493,976
Destination 2070 1,333,475 171,177 (15) 171,162
Destination Retirement 200,106,195 9,446,350 (2,013,563) 7,432,787

P.O. Box 701
Milwaukee, WI 53201-0701
nationwide.com/mutualfunds
SAR-TD (6-26)
You may request, free of charge, a paper or electronic copy of the Fund's summary prospectus, statutory prospectus, Statement of Additional Information (SAI), shareholder report at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/
index.html , and financial statements and other information filed with the Securities and Exchange Commission on Form N-CSR by calling 1-800-848-0920 or by contacting your financial intermediary.
These documents outline investment objectives, risks, fees, charges and expenses, and other information that you should read and consider carefully before investing.
Distributor
Nationwide Funds are distributed by Nationwide Fund Distributors LLC (NFD), Member FINRA, Columbus, Ohio. Nationwide Life
Insurance Company, Nationwide Life and Annuity Company, Nationwide Investment Services Corporation, and Nationwide Fund
Distributors are separate but affiliated companies. Except for Nationwide Asset Management, LLC, NFD is not affiliated with any subadviser retained by Nationwide Fund Advisors.
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© 202 6 Nationwide Mutual Insurance Company and affiliated companies.

Semi-Annual Financial Statements
April 30, 2026 (Unaudited)
Nationwide Mutual Funds
Investor Destinations Funds
Nationwide Investor Destinations Aggressive Fund
Nationwide Investor Destinations Moderately Aggressive Fund
Nationwide Investor Destinations Moderate Fund
Nationwide Investor Destinations Moderately Conservative Fund
Nationwide Investor Destinations Conservative Fund
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You can access the Fund’s most recent shareholder report and other Fund documents online at:
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Nationwide Funds
®
Important Disclosure Information
Third-party information has been obtained from sources that Nationwide Fund Advisors (NFA), the Funds' investment adviser, believes to be reliable. Portfolio composition is as of the date of this report and is subject to change at any time without notice.
NFA, its affiliated advisers, and their employees may hold positions in the securities discussed in this report.
This material is not a recommendation to buy, sell, hold, or roll over any asset, adopt any investment strategy, retain any investment manager, or use any particular account type. Investors should discuss their specific circumstances with their financial professional.
Statement Regarding Availability of Quarterly Portfolio Holdings
The Trust files complete schedules of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-PORT. In addition, the Nationwide Government Money Market Fund files a complete schedule of portfolio holdings each month on Form N-MFP. These filings are available on the Securities and Exchange Commission's website at http://www.sec.gov/ .
Copies of the Funds' first- and third-quarter portfolio holdings and other Fund documents are also available free of charge at:
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You may also request this information free of charge by calling 1-800-848-0920.
Statement Regarding Availability of Proxy Voting Record
Federal law requires the Trust and each of its investment advisers and subadvisers to adopt proxy voting policies and procedures and to provide a summary of those policies and procedures.
Information about the Funds' proxy voting policies and procedures, as well as how the Funds voted for proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available free of charge:
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Statements of Investments 2
Statements of Assets and Liabilities 12
Statements of Operations 16
Statements of Changes in Net Assets 18
Financial Highlights 26
Notes to Financial Statements 31

2 - Statement of Investments - April 30, 2026 (Unaudited) - Nationwide Investor Destinations Aggressive Fund
Investment Companies 78 .7%
Shares Value ($)
Equity Funds 73.8%
Nationwide Fundamental All Cap
Equity Portfolio, Class R6(a) 8,199,247 110,115,883
Nationwide GQG US Quality
Equity Fund, Class R6(a) 905,616 13,430,288
Nationwide International Equity
Portfolio, Class R6(a) 6,070,576 87,355,586
Nationwide International Index
Fund, Class R6(a) 6,600,197 73,856,208
Nationwide Large Cap Equity
Portfolio, Class R6(a) 7,140,154 80,112,533
Nationwide Mid Cap Market
Index Fund, Class R6(a) 3,545,824 60,988,175
Nationwide U.S. 130/30 Equity
Portfolio, Class R6(a) 6,317,944 80,364,246
Total Equity Funds
(cost $390,734,836) 506,222,919
Fixed Income Funds 4.9%
Nationwide Bond Portfolio, Class
R6(a) 3,159,554 27,108,971
Nationwide Loomis Core Bond
Fund, Class R6(a) 708,738 6,690,486
Total Fixed Income Funds
(cost $34,135,488) 33,799,457
Total Investment Companies
(cost $424,870,324) 540,022,376
Exchange Traded Funds 21 .4%
Equity Funds 20.9%
iShares Core MSCI Emerging
Markets ETF(b) 905,743 71,091,768
iShares Core S&P 500 ETF 30,617 22,107,617
iShares Core S&P Small-Cap
ETF(b) 268,468 36,806,963
JPMorgan Equity Premium
Income ETF(b) 231,703 13,343,776
Total Equity Funds
(cost $111,027,894) 143,350,124
Fixed Income Fund 0.5%
iShares U.S. Treasury Bond ETF 148,938 3,398,765
Total Fixed Income Funds
(cost  $3,439,763) 3,398,765
Total Exchange Traded Funds
(cost $114,467,657) 146,748,889
Short-Term Investments 0 .4%
Money Market Funds 0.4%
Invesco Government & Agency
Portfolio, Institutional Shares,
3.58% (c)(d) 1,700,000 1,700,000
Morgan Stanley Institutional
Liquidity Fund - Government
Portfolio, Institutional Shares,
3.57% (c)(d) 1,100,000 1,100,000
Total Short-Term Investment
(cost $2,800,000)
2,800,000
Repurchase Agreements 8 .3%
Principal
Amount ($) Value ($)
CF Secured, LLC, 3.61%,
dated 4/30/2026, due
5/1/2026, repurchase price
$55,075,731, collateralized
by U.S. Government
Treasury Securities, ranging
from 0.00% - 6.13%,
maturing 5/15/2026 -
2/15/2056; total market
value $56,177,246.(d)(e) 55,070,209 55,070,209
Natixis Securities Americas
LLC, 3.62%, dated
4/30/2026, due 5/1/2026,
repurchase price
$1,000,101, collateralized by
U.S. Government Treasury
Securities, ranging from
0.00% - 4.88%, maturing
5/15/2026 - 2/15/2056; total
market value $1,020,103.
(d)(e) 1,000,000 1,000,000
Nomura Securities
International, Inc., 3.63%,
dated 4/30/2026, due
5/1/2026, repurchase price
$1,000,101, collateralized by
U.S. Government Treasury
Securities, ranging from
0.00% - 4.38%, maturing
11/15/2026 - 2/15/2055; total
market value $1,020,113.
(d)(e) 1,000,000 1,000,000
Total Repurchase Agreements
(cost $57,070,209) 57,070,209
Total Investments
(cost $599,208,190) — 108.8% 746,641,474
Liabilities in excess of other assets — (8.8)% (60,130,658)
NET ASSETS — 100.0% $ 686,510,816

Nationwide Investor Destinations Aggressive Fund - April 30, 2026 (Unaudited) - Statement of Investments - 3
(a) Investment in affiliate.
(b) The security or a portion of this security is on loan as of
April 30, 2026. The total value of securities on loan as of
April 30, 2026 was $70,620,736, which was collateralized by
cash used to purchase money market funds and repurchase
agreements with a value of $2,800,000 and $57,070,209,
respectively, and by $11,096,311 of collateral in the form
of  U.S. Government Treasury Securities, interest rates
ranging from 0.00% - 4.75%, and maturity dates ranging from
6/4/2026 - 2/15/2056, a total value of $70,966,520.
(c) Represents 7-day effective yield as of April 30, 2026.
(d) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of April 30, 2026 was $59,870,209.
(e) Please refer to Note 2 for additional information on the joint repurchase agreement.
ETF Exchange Traded Fund
The accompanying notes are an integral part of these financial statements.

4 - Statement of Investments - April 30, 2026 (Unaudited) - Nationwide Investor Destinations Moderately Aggressive Fund
Investment Companies 81 .3%
Shares Value ($)
Alternative Assets 0.7%
Nationwide Strategic Income
Fund, Class R6(a) 690,135 7,011,770
Total Alternative Assets
(cost $6,365,735) 7,011,770
Equity Funds 62.6%
Nationwide Fundamental All Cap
Equity Portfolio, Class R6(a) 6,088,084 81,762,968
Nationwide GQG US Quality
Equity Fund, Class R6(a) 936,037 13,881,424
Nationwide International Equity
Portfolio, Class R6(a) 8,485,210 122,102,167
Nationwide International Index
Fund, Class R6(a) 8,793,642 98,400,854
Nationwide Large Cap Equity
Portfolio, Class R6(a) 9,208,740 103,322,068
Nationwide Mid Cap Market
Index Fund, Class R6(a) 3,176,341 54,633,059
Nationwide U.S. 130/30 Equity
Portfolio, Class R6(a) 8,115,066 103,223,637
Total Equity Funds
(cost $448,552,259) 577,326,177
Fixed Income Funds 18.0%
Nationwide Bond Portfolio, Class
R6(a) 17,213,686 147,693,426
Nationwide Loomis Core Bond
Fund, Class R6(a) 1,916,417 18,090,977
Total Fixed Income Funds
(cost $167,724,172) 165,784,403
Total Investment Companies
(cost $622,642,166) 750,122,350
Exchange Traded Funds 18 .7%
Equity Funds 18.2%
iShares Core MSCI Emerging
Markets ETF 1,012,492 79,470,497
iShares Core S&P 500 ETF 42,438 30,643,207
iShares Core S&P Small-Cap
ETF(b) 292,094 40,046,087
JPMorgan Equity Premium
Income ETF(b) 317,233 18,269,449
Total Equity Funds
(cost $129,969,489) 168,429,240
Fixed Income Fund 0.5%
iShares U.S. Treasury Bond ETF 201,398 4,595,902
Total Fixed Income Funds
(cost  $4,651,342) 4,595,902
Total Exchange Traded Funds
(cost $134,620,831) 173,025,142
Short-Term Investments 0 .1%
Money Market Funds 0.1%
Invesco Government & Agency
Portfolio, Institutional Shares,
3.58% (c)(d) 500,000 500,000
Short-Term Investments
Shares Value ($)
Morgan Stanley Institutional
Liquidity Fund - Government
Portfolio, Institutional Shares,
3.57% (c)(d) 300,000 300,000
Total Short-Term Investment
(cost $800,000)
800,000
Repurchase Agreements 2 .0%
Principal
Amount ($)
CF Secured, LLC, 3.61%,
dated 4/30/2026, due
5/1/2026, repurchase price
$8,110,626, collateralized by
U.S. Government Treasury
Securities, ranging from
0.00% - 6.13%, maturing
5/15/2026 - 2/15/2056; total
market value $8,272,838.
(d)(e) 8,109,812 8,109,812
Nomura Securities
International, Inc., 3.63%,
dated 4/30/2026, due
5/1/2026, repurchase price
$5,000,504, collateralized by
U.S. Government Treasury
Securities, ranging from
0.00% - 4.38%, maturing
11/15/2026 - 2/15/2055; total
market value $5,100,564.
(d)(e) 5,000,000 5,000,000
Santander US Capital
Markets, 3.64%, dated
4/30/2026, due 5/1/2026,
repurchase price
$5,000,506, collateralized by
U.S. Government Treasury
Securities, ranging from
1.63% - 6.25%, maturing
11/30/2026 - 2/15/2054; total
market value $5,100,516.
(d)(e) 5,000,000 5,000,000
Total Repurchase Agreements
(cost $18,109,812) 18,109,812
Total Investments
(cost $776,172,809) — 102.1% 942,057,304
Liabilities in excess of other assets — (2.1)% (19,291,389)
NET ASSETS — 100.0% $ 922,765,915

Nationwide Investor Destinations Moderately Aggressive Fund - April 30, 2026 (Unaudited) - Statement of Investments - 5
(a) Investment in affiliate.
(b) The security or a portion of this security is on loan as of
April 30, 2026. The total value of securities on loan as of
April 30, 2026 was $22,896,653, which was collateralized by
cash used to purchase money market funds and repurchase
agreements with a value of $800,000 and $18,109,812,
respectively, and by $4,294,705 of collateral in the form
of  U.S. Government Treasury Securities, interest rates
ranging from 0.00% - 4.75%, and maturity dates ranging from
6/4/2026 - 2/15/2056, a total value of $23,204,517.
(c) Represents 7-day effective yield as of April 30, 2026.
(d) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of April 30, 2026 was $18,909,812.
(e) Please refer to Note 2 for additional information on the joint repurchase agreement.
ETF Exchange Traded Fund
The accompanying notes are an integral part of these financial statements.

6 - Statement of Investments - April 30, 2026 (Unaudited) - Nationwide Investor Destinations Moderate Fund
Investment Companies 83 .5%
Shares Value ($)
Alternative Assets 1.0%
Nationwide Strategic Income
Fund, Class R6(a) 626,937 6,369,678
Total Alternative Assets
(cost $5,926,107) 6,369,678
Equity Funds 47.1%
Nationwide Fundamental All Cap
Equity Portfolio, Class R6(a) 4,872,070 65,431,905
Nationwide GQG US Quality
Equity Fund, Class R6(a) 424,136 6,289,938
Nationwide International Equity
Portfolio, Class R6(a) 4,305,433 61,955,179
Nationwide International Index
Fund, Class R6(a) 4,340,769 48,573,200
Nationwide Large Cap Equity
Portfolio, Class R6(a) 4,334,883 48,637,392
Nationwide Mid Cap Market
Index Fund, Class R6(a) 1,357,938 23,356,538
Nationwide U.S. 130/30 Equity
Portfolio, Class R6(a) 3,820,052 48,591,057
Total Equity Funds
(cost $232,231,210) 302,835,209
Fixed Income Funds 35.4%
Nationwide Bond Portfolio, Class
R6(a) 16,323,495 140,055,587
Nationwide Inflation-Protected
Securities Fund, Class R6(a) 700,103 6,384,937
Nationwide Loomis Core Bond
Fund, Class R6(a) 4,017,825 37,928,271
Nationwide Loomis Short Term
Bond Fund, Class R6(a) 4,279,018 42,790,180
Total Fixed Income Funds
(cost $232,541,666) 227,158,975
Total Investment Companies
(cost $470,698,983) 536,363,862
Exchange Traded Funds 16 .5%
Equity Funds 15.0%
iShares Core MSCI Emerging
Markets ETF 462,276 36,284,042
iShares Core S&P 500 ETF 29,336 21,182,646
iShares Core S&P Small-Cap
ETF(b) 190,074 26,059,145
JPMorgan Equity Premium
Income ETF(b) 220,293 12,686,674
Total Equity Funds
(cost $75,213,238) 96,212,507
Fixed Income Funds 1.5%
iShares J.P. Morgan USD
Emerging Markets Bond ETF 66,565 6,376,927
iShares U.S. Treasury Bond ETF 140,570 3,207,808
Total Fixed Income Funds
(cost $9,377,993) 9,584,735
Total Exchange Traded Funds
(cost $84,591,231) 105,797,242
Short-Term Investments 0 .3%
Shares Value ($)
Money Market Funds 0.3%
Invesco Government & Agency
Portfolio, Institutional Shares,
3.58% (c)(d) 1,000,000 1,000,000
Morgan Stanley Institutional
Liquidity Fund - Government
Portfolio, Institutional Shares,
3.57% (c)(d) 700,000 700,000
Total Short-Term Investment
(cost $1,700,000)
1,700,000
Repurchase Agreements 5 .3%
Principal
Amount ($)
CF Secured, LLC, 3.61%,
dated 4/30/2026, due
5/1/2026, repurchase price
$20,632,285, collateralized
by U.S. Government
Treasury Securities, ranging
from 0.00% - 6.13%,
maturing 5/15/2026 -
2/15/2056; total market
value $21,044,930.(d)(e) 20,630,216 20,630,216
Marex Capital Markets, Inc.,
3.69%, dated 4/30/2026,
due 5/1/2026, repurchase
price $2,000,205,
collateralized by U.S.
Government Treasury
Securities, ranging from
0.00% - 4.75%, maturing
6/11/2026 - 2/15/2056; total
market value $2,040,210.
(d)(e) 2,000,000 2,000,000
Nomura Securities
International, Inc., 3.63%,
dated 4/30/2026, due
5/1/2026, repurchase price
$1,000,101, collateralized by
U.S. Government Treasury
Securities, ranging from
0.00% - 4.38%, maturing
11/15/2026 - 2/15/2055; total
market value $1,020,113.
(d)(e) 1,000,000 1,000,000

Nationwide Investor Destinations Moderate Fund - April 30, 2026 (Unaudited) - Statement of Investments - 7
  Repurchase Agreements
Principal
Amount ($) Value ($)
Santander US Capital
Markets, 3.65%, dated
4/30/2026, due 5/1/2026,
repurchase price
$10,501,065, collateralized
by U.S. Government Agency
and Treasury Securities,
ranging from 0.01% -
5.00%, maturing 4/30/2027
- 7/25/2054; total market
value $10,711,087.(d)(e) 10,500,000 10,500,000
Total Repurchase Agreements
(cost $34,130,216) 34,130,216
Total Investments
(cost $591,120,430) — 105.6% 677,991,320
Liabilities in excess of other assets — (5.6)% (36,110,761)
NET ASSETS — 100.0% $ 641,880,559
(a) Investment in affiliate.
(b) The security or a portion of this security is on loan as of
April 30, 2026. The total value of securities on loan as of
April 30, 2026 was $38,745,625, which was collateralized by
cash used to purchase money market funds and repurchase
agreements with a value of $1,700,000 and $34,130,216,
respectively, and by $3,171,890 of collateral in the form
of  U.S. Government Treasury Securities, interest rates
ranging from 0.00% - 4.75%, and maturity dates ranging from
6/4/2026 - 2/15/2056, a total value of $39,002,106.
(c) Represents 7-day effective yield as of April 30, 2026.
(d) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of April 30, 2026 was $35,830,216.
(e) Please refer to Note 2 for additional information on the joint repurchase agreement.
ETF Exchange Traded Fund
The accompanying notes are an integral part of these financial statements.

8 - Statement of Investments - April 30, 2026 (Unaudited) - Nationwide Investor Destinations Moderately Conservative Fund
Investment Companies 81 .7%
Shares Value ($)
Alternative Assets 1.3%
Nationwide Strategic Income
Fund, Class R6(a) 254,382 2,584,520
Total Alternative Assets
(cost $2,449,389) 2,584,520
Equity Funds 33.0%
Nationwide Fundamental All Cap
Equity Portfolio, Class R6(a) 1,116,184 14,990,346
Nationwide International Equity
Portfolio, Class R6(a) 1,163,332 16,740,352
Nationwide International Index
Fund, Class R6(a) 913,242 10,219,179
Nationwide Large Cap Equity
Portfolio, Class R6(a) 961,108 10,783,636
Nationwide Mid Cap Market
Index Fund, Class R6(a) 283,012 4,867,808
Nationwide U.S. 130/30 Equity
Portfolio, Class R6(a) 846,962 10,773,363
Total Equity Funds
(cost $51,433,828) 68,374,684
Fixed Income Funds 47.4%
Nationwide Bond Portfolio, Class
R6(a) 6,295,420 54,014,703
Nationwide Inflation-Protected
Securities Fund, Class R6(a) 680,245 6,203,833
Nationwide Loomis Core Bond
Fund, Class R6(a) 1,742,047 16,444,921
Nationwide Loomis Short Term
Bond Fund, Class R6(a) 2,164,443 21,644,431
Total Fixed Income Funds
(cost $99,415,182) 98,307,888
Total Investment Companies
(cost $153,298,399) 169,267,092
Exchange Traded Funds 18 .4%
Equity Funds 11.9%
iShares Core MSCI Emerging
Markets ETF 113,246 8,888,679
iShares Core S&P 500 ETF 9,505 6,863,275
iShares Core S&P Small-Cap
ETF(b) 34,567 4,739,136
JPMorgan Equity Premium
Income ETF(b) 71,621 4,124,653
Total Equity Funds
(cost $19,036,960) 24,615,743
Fixed Income Funds 6.5%
iShares Core International
Aggregate Bond ETF 82,553 4,120,220
iShares J.P. Morgan USD
Emerging Markets Bond ETF 86,202 8,258,152
iShares U.S. Treasury Bond ETF 45,897 1,047,369
Total Fixed Income Funds
(cost $13,327,061) 13,425,741
Total Exchange Traded Funds
(cost $32,364,021) 38,041,484
Short-Term Investments 0 .1%
Shares Value ($)
Money Market Funds 0.1%
Invesco Government & Agency
Portfolio, Institutional Shares,
3.58% (c)(d) 100,000 100,000
Morgan Stanley Institutional
Liquidity Fund - Government
Portfolio, Institutional Shares,
3.57% (c)(d) 97,894 97,894
Total Short-Term Investment
(cost $197,894)
197,894
Repurchase Agreement 2 .2%
Principal
Amount ($)
CF Secured, LLC, 3.61%,
dated 4/30/2026, due
5/1/2026, repurchase price
$4,644,628, collateralized by
U.S. Government Treasury
Securities, ranging from
0.00% - 6.13%, maturing
5/15/2026 - 2/15/2056; total
market value $4,737,521.
(d)(e) 4,644,163 4,644,163
Total Repurchase Agreement
(cost $4,644,163) 4,644,163
Total Investments
(cost $190,504,477) — 102.4% 212,150,633
Liabilities in excess of other assets — (2.4)% (4,910,106)
NET ASSETS — 100.0% $ 207,240,527

Nationwide Investor Destinations Moderately Conservative Fund - April 30, 2026 (Unaudited) - Statement of Investments - 9
(a) Investment in affiliate.
(b) The security or a portion of this security is on loan as of
April 30, 2026. The total value of securities on loan as of
April 30, 2026 was $8,863,594, which was collateralized by
cash used to purchase money market funds and repurchase
agreements with a value of $197,894 and $4,644,163,
respectively, and by $4,087,541 of collateral in the form
of  U.S. Government Treasury Securities, interest rates
ranging from 0.00% - 4.75%, and maturity dates ranging from
6/4/2026 - 2/15/2056, a total value of $8,929,598.
(c) Represents 7-day effective yield as of April 30, 2026.
(d) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of April 30, 2026 was $4,842,057.
(e) Please refer to Note 2 for additional information on the joint repurchase agreement.
ETF Exchange Traded Fund
The accompanying notes are an integral part of these financial statements.

10 - Statement of Investments - April 30, 2026 (Unaudited) - Nationwide Investor Destinations Conservative Fund
Investment Companies 79.7%
Shares Value ($)
Alternative Assets 2.5%
Nationwide Strategic Income
Fund, Class R6(a) 583,022 5,923,502
Total Alternative Assets
(cost $5,575,988) 5,923,502
Equity Funds 15.6%
Nationwide Fundamental All Cap
Equity Portfolio, Class R6(a) 465,910 6,257,178
Nationwide International Equity
Portfolio, Class R6(a) 554,850 7,984,297
Nationwide International Index
Fund, Class R6(a) 667,405 7,468,260
Nationwide Large Cap Equity
Portfolio, Class R6(a) 531,017 5,958,013
Nationwide Mid Cap Market
Index Fund, Class R6(a) 193,413 3,326,700
Nationwide U.S. 130/30 Equity
Portfolio, Class R6(a) 467,951 5,952,337
Total Equity Funds
(cost $27,742,089) 36,946,785
Fixed Income Funds 61.6%
Nationwide Bond Portfolio, Class
R6(a) 8,583,088 73,642,897
Nationwide Inflation-Protected
Securities Fund, Class R6(a) 1,299,493 11,851,380
Nationwide Loomis Core Bond
Fund, Class R6(a) 2,879,016 27,177,909
Nationwide Loomis Short Term
Bond Fund, Class R6(a) 3,318,723 33,187,230
Total Fixed Income Funds
(cost $148,621,790) 145,859,416
Total Investment Companies
(cost $181,939,867) 188,729,703
Exchange Traded Funds 20.4%
Equity Funds 9.4%
iShares Core MSCI Emerging
Markets ETF 58,095 4,559,877
iShares Core S&P 500 ETF 11,744 8,479,990
iShares Core S&P Small-Cap
ETF(b) 15,934 2,184,551
JPMorgan Equity Premium
Income ETF(b) 123,288 7,100,156
Total Equity Funds
(cost $18,045,670) 22,324,574
Fixed Income Funds 11.0%
iShares Core International
Aggregate Bond ETF(b) 236,845 11,820,934
iShares J.P. Morgan USD
Emerging Markets Bond ETF 136,157 13,043,841
iShares U.S. Treasury Bond ETF 53,561 1,222,262
Total Fixed Income Funds
(cost $26,002,488) 26,087,037
Total Exchange Traded Funds
(cost $44,048,158) 48,411,611
Short-Term Investments 0.1%
Shares Value ($)
Money Market Funds 0.1%
Invesco Government & Agency
Portfolio, Institutional Shares,
3.58% (c)(d) 100,000 100,000
Morgan Stanley Institutional
Liquidity Fund - Government
Portfolio, Institutional Shares,
3.57% (c)(d) 80,561 80,561
Total Short-Term Investment
(cost $180,561)
180,561
Repurchase Agreement 1.6%
Principal
Amount ($)
CF Secured, LLC, 3.61%,
dated 4/30/2026, due
5/1/2026, repurchase price
$3,833,316, collateralized by
U.S. Government Treasury
Securities, ranging from
0.00% - 6.13%, maturing
5/15/2026 - 2/15/2056; total
market value $3,909,982.
(d)(e) 3,832,932 3,832,932
Total Repurchase Agreement
(cost $3,832,932) 3,832,932
Total Investments
(cost $230,001,518) — 101.8% 241,154,807
Liabilities in excess of other assets — (1.8)% (4,151,020)
NET ASSETS — 100.0% $ 237,003,787

Nationwide Investor Destinations Conservative Fund - April 30, 2026 (Unaudited) - Statement of Investments - 11
(a) Investment in affiliate.
(b) The security or a portion of this security is on loan as of
April 30, 2026. The total value of securities on loan as of
April 30, 2026 was $11,275,922, which was collateralized by
cash used to purchase money market funds and repurchase
agreements with a value of $180,561 and $3,832,932,
respectively, and by $7,399,933 of collateral in the form
of  U.S. Government Treasury Securities, interest rates
ranging from 0.00% - 4.75%, and maturity dates ranging from
6/4/2026 - 2/15/2056, a total value of $11,413,426.
(c) Represents 7-day effective yield as of April 30, 2026.
(d) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of April 30, 2026 was $4,013,493.
(e) Please refer to Note 2 for additional information on the joint repurchase agreement.
ETF Exchange Traded Fund
The accompanying notes are an integral part of these financial statements.

12 - Statements of Assets and Liabilities - April 30, 2026 (Unaudited) - Investor Destinations Funds
The accompanying notes are an integral part of these financial statements.
Nationwide Investor
Destinations
Aggressive Fund
Assets:
Investment securities of affiliated issuers, at value $ 540,022,376
Investment securities of unaffiliated issuers, at value
*
149,548,889
Repurchase agreements, at value 57,070,209
Cash 42,549
Interest and dividends receivable 60
Security lending income receivable 6,210
Receivable for investments sold 9,867
Receivable for capital shares issued 85,724
Prepaid expenses 33,598
Total Assets 746,819,482
Liabilities:
Payable for investments purchased —
Payable for capital shares redeemed 80,602
Cash overdraft (Note 2) —
Payable upon return of securities loaned (Note 2) 59,870,209
Accrued expenses and other payables:
Investment advisory fees 71,854
Fund administration fees 19,997
Distribution fees 85,204
Administrative servicing fees 137,337
Accounting and transfer agent fees 8,712
Trustee fees 1,983
Custodian fees 1,208
Compliance program costs (Note 3) 9
Professional fees 9,174
Printing fees 15,701
Other 6,676
Total Liabilities 60,308,666
Net Assets $ 686,510,816
* Includes value of securities on loan (Note 2) 70,620,736
Cost of investment securities of affiliated issuers 424,870,324
Cost of investment securities of unaffiliated issuers 117,267,657
Cost of repurchase agreements 57,070,209
Represented by:
Capital $ 519,216,294
Total distributable earnings (loss) 167,294,522
Net Assets $ 686,510,816

Investor Destinations Funds - April 30, 2026 (Unaudited) - Statements of Assets and Liabilities - 13
Nationwide Investor
Destinations
Moderately
Aggressive Fund
Nationwide Investor
Destinations
Moderate Fund
Nationwide Investor
Destinations
Moderately
Conservative Fund
Nationwide Investor
Destinations
Conservative Fund
$ 750,122,350 $ 536,363,862 $ 169,267,092 $ 188,729,703
173,825,142 107,497,242 38,239,378 48,592,172
18,109,812 34,130,216 4,644,163 3,832,932
38,248 — — 3,845
66 113 41 52
6,486 3,874 2,627 3,380
— 400,396 67,966 41,989
92,191 121,215 31,214 15,267
31,244 29,937 28,106 26,725
942,225,539 678,546,855 212,280,587 241,246,065
41,417 35,731 17,337 —
32,129 70,801 404 48,020
— 355,605 48,880 —
18,909,812 35,830,216 4,842,057 4,013,493
96,949 67,989 22,089 25,431
24,230 19,378 11,666 12,238
114,584 82,425 26,148 32,324
175,763 140,432 42,369 56,561
12,637 11,115 5,732 7,528
2,700 1,947 643 777
1,255 5,231 992 2,761
12 12 2 —
10,465 9,850 8,198 8,393
26,622 27,289 11,462 30,958
11,049 8,275 2,081 3,794
19,459,624 36,666,296 5,040,060 4,242,278
$ 922,765,915 $ 641,880,559 $ 207,240,527 $ 237,003,787
22,896,653 38,745,625 8,863,594 11,275,922
622,642,166 470,698,983 153,298,399 181,939,867
135,420,831 86,291,231 32,561,915 44,228,719
18,109,812 34,130,216 4,644,163 3,832,932
$ 738,638,646 $ 552,439,461 $ 188,980,096 $ 240,185,148
184,127,269 89,441,098 18,260,431 (3,181,361)
$ 922,765,915 $ 641,880,559 $ 207,240,527 $ 237,003,787

14 - Statements of Assets and Liabilities - April 30, 2026 (Unaudited) - Investor Destinations Funds
The accompanying notes are an integral part of these financial statements.
Nationwide Investor
Destinations
Aggressive Fund
Net Assets:
Class A Shares $ 82,619,660
Class R Shares 34,426,498
Class R6 Shares 296,819,163
Institutional Service Class Shares 3,648,925
Service Class Shares 268,996,570
Total $ 686,510,816
Shares Outstanding (unlimited number of shares authorized):
Class A Shares 8,017,861
Class R Shares 3,534,195
Class R6 Shares 27,933,460
Institutional Service Class Shares 352,726
Service Class Shares 25,945,954
Total 65,784,196
Net asset value and redemption price per share (Net assets by class divided by shares outstanding by class, respectively):
Class A Shares $ 10 .30 (a)
Class R Shares $ 9 .74
Class R6 Shares $ 10 .63
Institutional Service Class Shares $ 10 .34
Service Class Shares $ 10 .37
Maximum offering price per share (100%/(100%-maximum sales charge) of net asset value adjusted to the nearest cent):
Class A Shares $ 10 .93
Maximum Sales Charge:
Class A Shares 5 .75%
(a) For Class A Shares that were purchased without a sales charge because such purchase exceeded $1,000,000, a contingent deferred sales charge of 1.00% may apply to any redemption of such shares within 18 months of their purchase.

Investor Destinations Funds - April 30, 2026 (Unaudited) - Statements of Assets and Liabilities - 15
Nationwide Investor
Destinations
Moderately
Aggressive Fund
Nationwide Investor
Destinations
Moderate Fund
Nationwide Investor
Destinations
Moderately
Conservative Fund
Nationwide Investor
Destinations
Conservative Fund
$ 135,786,120 $ 122,482,183 $ 49,773,971 $ 75,557,878
73,560,381 48,701,254 15,244,697 15,403,892
412,999,720 285,454,460 93,413,481 68,479,411
19,540,388 4,001,048 2,416,385 27,885,918
280,879,306 181,241,614 46,391,993 49,676,688
$ 922,765,915 $ 641,880,559 $ 207,240,527 $ 237,003,787
13,237,043 12,459,848 4,869,845 7,406,114
7,678,672 5,232,393 1,485,828 1,513,975
40,308,684 29,335,827 8,976,809 6,666,896
1,914,967 411,902 233,785 2,722,873
27,534,862 18,588,383 4,487,978 4,846,390
90,674,228 66,028,353 20,054,245 23,156,248
$ 10 .26 (a) $ 9 .83 (a) $ 10 .22 (a) $ 10 .20 (a)
$ 9 .58 $ 9 .31 $ 10 .26 $ 10 .17
$ 10 .25 $ 9 .73 $ 10 .41 $ 10 .27
$ 10 .20 $ 9 .71 $ 10 .34 $ 10 .24
$ 10 .20 $ 9 .75 $ 10 .34 $ 10 .25
$ 10 .89 $ 10 .43 $ 10 .84 $ 10 .82
5 .75% 5 .75% 5 .75% 5 .75%

16 - Statements of Operations - For the Six Months Ended April 30, 2026 (Unaudited) - Investor Destinations Funds
The accompanying notes are an integral part of these financial statements.
Nationwide Investor
Destinations
Aggressive Fund
INVESTMENT INCOME:
Dividend income from affiliated issuers $ 14,494,888
Dividend income from unaffiliated issuers 1,917,357
Income from securities lending (net of fees) (Note 2) 39,586
Interest income (unaffiliated) 651
Total Income 16,452,482
EXPENSES:
Investment advisory fees 433,660
Fund administration fees 95,726
Distribution fees Class A 99,299
Distribution fees Class R 85,310
Distribution fees Service Class 338,158
Administrative servicing fees Class A 33,103
Administrative servicing fees Class R 23,887
Administrative servicing fees Institutional Service Class 1,785
Administrative servicing fees Service Class 202,896
Registration and filing fees 33,085
Professional fees 17,017
Printing fees 5,844
Trustee fees 12,191
Custodian fees 5,456
Accounting and transfer agent fees 11,599
Compliance program costs (Note 3) 1,365
Other 9,590
Total Expenses 1,409,971
NET INVESTMENT INCOME 15,042,511
REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gains distributions from affiliated issuers 33,019,861
Net realized gains (losses) from:
Transactions in investment securities of affiliated issuers 6,178,482
Transactions in investment securities of unaffiliated issuers 836,998
Net realized gains (losses) 40,035,341
Net change in unrealized appreciation/depreciation in the value of:
Investment securities of affiliated issuers (6,694,895)
Investment securities of unaffiliated issuers 14,127,263
Net change in unrealized appreciation/depreciation 7,432,368
Net realized/unrealized gains (losses) 47,467,709
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS $ 62,510,220

Investor Destinations Funds - For the Six Months Ended April 30, 2026 (Unaudited) - Statements of Operations - 17
Nationwide Investor
Destinations
Moderately
Aggressive Fund
Nationwide Investor
Destinations
Moderate Fund
Nationwide Investor
Destinations
Moderately
Conservative Fund
Nationwide Investor
Destinations
Conservative Fund
$ 23,076,610 $ 14,601,627 $ 4,711,224 $ 4,944,898
2,332,972 1,975,416 1,045,031 1,500,591
36,080 32,405 20,217 26,743
842 302 106 234
25,446,504 16,609,750 5,776,578 6,472,466
588,309 414,032 136,782 158,300
121,317 92,479 46,605 50,164
166,139 151,016 61,631 96,698
179,463 123,355 37,199 38,304
355,788 235,248 62,787 66,145
53,165 36,243 14,791 30,478
50,250 37,007 10,416 11,491
9,202 1,827 1,083 8,706
213,474 141,149 35,161 39,687
35,219 34,463 32,539 32,734
20,390 16,731 10,343 10,888
7,572 7,293 4,775 5,484
16,584 11,689 3,903 4,505
7,858 933 1,145 42
16,515 14,771 7,702 9,605
1,914 1,312 446 512
12,137 9,741 5,059 5,915
1,855,296 1,329,289 472,367 569,658
23,591,208 15,280,461 5,304,211 5,902,808
33,719,865 18,567,779 4,289,368 2,190,127
12,666,414 2,682,287 86,210 3,094
1,053,968 (242,572) (431,196) (258,320)
47,440,247 21,007,494 3,944,382 1,934,901
(12,736,941) (5,928,470) (1,704,319) (2,267,851)
16,254,176 9,410,605 2,169,453 878,717
3,517,235 3,482,135 465,134 (1,389,134)
50,957,482 24,489,629 4,409,516 545,767
$ 74,548,690 $ 39,770,090 $ 9,713,727 $ 6,448,575

The accompanying notes are an integral part of these financial statements.
18 - Statements of Changes in Net Assets - April 30, 2026 (Unaudited) - Investor Destinations Funds
Nationwide Investor Destinations Aggressive
Fund
Six Months Ended
April 30, 2026
(Unaudited)
Year Ended
October 31, 2025
OPERATIONS:
Net investment income $ 15,042,511 $ 8,814,657
Net realized gains 40,035,341 48,330,407
Net change in unrealized appreciation/depreciation 7,432,368 42,947,508
Change in net assets resulting from operations 62,510,220 100,092,572
Distributions to Shareholders From:
Distributable earnings:
Class A (7,459,325) (13,207,935)
Class R (3,305,455) (6,773,985)
Class R6 (25,794,762) (42,836,482)
Institutional Service Class (317,412) (540,402)
Service Class (25,184,178) (40,326,128)
Change in net assets from shareholder distributions (62,061,132) (103,684,932)
Change in net assets from capital transactions 9,016,265 12,854,360
Change in net assets 9,465,353 9,262,000
Net Assets:
Beginning of period 677,045,463 667,783,463
End of period $ 686,510,816 $ 677,045,463
CAPITAL TRANSACTIONS:
Class A Shares
Proceeds from shares issued $ 1,949,160 $ 5,081,249
Dividends reinvested 6,517,531 11,436,670
Cost of shares redeemed (5,434,623) (18,449,544)
Total Class A Shares 3,032,068 (1,931,625)
Class R Shares
Proceeds from shares issued 1,274,631 2,715,237
Dividends reinvested 3,304,190 6,671,257
Cost of shares redeemed (5,999,767) (13,144,202)
Total Class R Shares (1,420,946) (3,757,708)
Class R6 Shares
Proceeds from shares issued 14,556,138 32,113,760
Dividends reinvested 25,378,170 42,145,342
Cost of shares redeemed (22,831,665) (56,310,091)
Total Class R6 Shares 17,102,643 17,949,011
Institutional Service Class Shares
Proceeds from shares issued 800,863 1,144,018
Dividends reinvested 270,438 325,563
Cost of shares redeemed (551,509) (1,714,220)
Total Institutional Service Class Shares 519,792 (244,639)
Service Class Shares
Proceeds from shares issued 7,758,996 27,554,935
Dividends reinvested 25,184,178 40,326,128
Cost of shares redeemed (43,160,466) (67,041,742)
Total Service Class Shares (10,217,292) 839,321
Change in net assets from capital transactions $ 9,016,265 $ 12,854,360

Investor Destinations Funds - April 30, 2026 (Unaudited) - Statements of Changes in Net Assets - 19
Nationwide Investor Destinations Moderately
Aggressive Fund
Nationwide Investor Destinations Moderate
Fund
Six Months Ended
April 30, 2026
(Unaudited)
Year Ended
October 31, 2025
Six Months Ended
April 30, 2026
(Unaudited)
Year Ended
October 31, 2025
$ 23,591,208 $ 16,774,913 $ 15,280,461 $ 15,583,461
47,440,247 54,413,192 21,007,494 26,509,040
3,517,235 55,706,020 3,482,135 34,298,329
74,548,690 126,894,125 39,770,090 76,390,830
(11,108,753) (19,825,878) (7,719,671) (14,592,750)
(6,226,505) (10,998,904) (3,176,723) (6,359,532)
(33,444,559) (59,392,709) (18,053,720) (35,995,658)
(1,557,084) (3,015,921) (280,830) (847,763)
(23,899,388) (38,436,553) (12,129,764) (21,738,174)
(76,236,289) (131,669,965) (41,360,708) (79,533,877)
4,529,030 776,140 (6,846,752) (25,190,926)
2,841,431 (3,999,700) (8,437,370) (28,333,973)
919,924,484 923,924,184 650,317,929 678,651,902
$ 922,765,915 $ 919,924,484 $ 641,880,559 $ 650,317,929
$ 3,183,425 $ 5,075,971 $ 4,570,337 $ 4,982,259
9,499,719 17,037,127 6,598,888 12,407,824
(12,246,584) (26,643,877) (10,404,283) (20,702,535)
436,560 (4,530,779) 764,942 (3,312,452)
1,488,709 3,327,656 1,446,830 3,189,266
6,225,723 10,918,955 3,176,269 6,358,607
(5,490,357) (17,496,522) (7,954,343) (10,197,186)
2,224,075 (3,249,911) (3,331,244) (649,313)
14,840,952 29,672,103 10,615,748 24,878,656
33,198,973 58,852,265 17,872,080 35,663,237
(39,681,612) (81,982,559) (21,267,845) (74,282,061)
8,358,313 6,541,809 7,219,983 (13,740,168)
1,348,924 1,948,611 723,635 1,278,649
1,179,961 2,052,137 228,047 453,829
(984,628) (6,562,108) (2,153,949) (3,851,884)
1,544,257 (2,561,360) (1,202,267) (2,119,406)
8,857,802 25,086,695 7,419,875 17,907,365
23,899,388 38,436,553 12,129,764 21,738,174
(40,791,365) (58,946,867) (29,847,805) (45,015,126)
(8,034,175) 4,576,381 (10,298,166) (5,369,587)
$ 4,529,030 $ 776,140 $ (6,846,752) $ (25,190,926)

The accompanying notes are an integral part of these financial statements.
20 - Statements of Changes in Net Assets - April 30, 2026 (Unaudited) - Investor Destinations Funds
Nationwide Investor Destinations Aggressive
Fund
Six Months Ended
April 30, 2026
(Unaudited)
Year Ended
October 31, 2025
SHARE TRANSACTIONS:
Class A Shares
Issued 198,011 535,277
Reinvested 676,167 1,253,402
Redeemed (546,712) (1,947,970)
Total Class A Shares 327,466 (159,291)
Class R Shares
Issued 135,264 297,277
Reinvested 362,707 768,726
Redeemed (628,776) (1,490,012)
Total Class R Shares (130,805) (424,009)
Class R6 Shares
Issued 1,408,041 3,152,879
Reinvested 2,556,232 4,493,150
Redeemed (2,212,944) (5,740,775)
Total Class R6 Shares 1,751,329 1,905,254
Institutional Service Class Shares
Issued 79,207 122,595
Reinvested 27,972 35,537
Redeemed (55,068) (177,746)
Total Institutional Service Class Shares 52,111 (19,614)
Service Class Shares
Issued 769,002 2,710,545
Reinvested 2,596,558 4,395,104
Redeemed (4,279,818) (6,532,616)
Total Service Class Shares (914,258) 573,033
Total change in shares 1,085,843 1,875,373

Investor Destinations Funds - April 30, 2026 (Unaudited) - Statements of Changes in Net Assets - 21
Nationwide Investor Destinations Moderately
Aggressive Fund
Nationwide Investor Destinations Moderate
Fund
Six Months Ended
April 30, 2026
(Unaudited)
Year Ended
October 31, 2025
Six Months Ended
April 30, 2026
(Unaudited)
Year Ended
October 31, 2025
322,697 543,536 471,992 538,249
982,433 1,861,312 700,685 1,384,305
(1,226,039) (2,805,817) (1,076,431) (2,214,337)
79,091 (400,969) 96,246 (291,783)
158,761 367,912 158,404 358,076
688,686 1,268,532 355,737 746,477
(587,959) (1,939,070) (859,240) (1,149,844)
259,488 (302,626) (345,099) (45,291)
1,489,468 2,979,672 1,113,901 2,635,889
3,437,232 6,438,581 1,916,307 4,017,676
(3,949,761) (8,599,083) (2,222,394) (8,059,686)
976,939 819,170 807,814 (1,406,121)
134,099 207,490 75,336 140,614
122,671 225,320 24,503 51,208
(98,233) (687,252) (224,667) (411,580)
158,537 (254,442) (124,828) (219,758)
885,088 2,512,834 773,265 1,861,775
2,484,407 4,217,717 1,297,601 2,444,381
(4,120,293) (5,933,651) (3,113,312) (4,685,671)
(750,798) 796,900 (1,042,446) (379,515)
723,257 658,033 (608,313) (2,342,468)

The accompanying notes are an integral part of these financial statements.
22 - Statements of Changes in Net Assets - April 30, 2026 (Unaudited) - Investor Destinations Funds
Nationwide Investor Destinations Moderately
Conservative Fund
Six Months Ended
April 30, 2026
(Unaudited)
Year Ended
October 31, 2025
OPERATIONS:
Net investment income $ 5,304,211 $ 6,833,453
Net realized gains (losses) 3,944,382 2,016,966
Net change in unrealized appreciation/depreciation 465,134 12,342,916
Change in net assets resulting from operations 9,713,727 21,193,335
Distributions to Shareholders From:
Distributable earnings:
Class A (1,947,911) (5,658,393)
Class R (551,308) (1,564,066)
Class R6 (3,959,172) (9,557,331)
Institutional Service Class (90,300) (304,038)
Service Class (1,962,007) (4,610,678)
Change in net assets from shareholder distributions (8,510,698) (21,694,506)
Change in net assets from capital transactions (13,886,421) (26,846,301)
Change in net assets (12,683,392) (27,347,472)
Net Assets:
Beginning of period 219,923,919 247,271,391
End of period $ 207,240,527 $ 219,923,919
CAPITAL TRANSACTIONS:
Class A Shares
Proceeds from shares issued $ 1,131,897 $ 2,710,921
Dividends reinvested 1,707,479 5,027,216
Cost of shares redeemed (3,859,267) (21,029,554)
Total Class A Shares (1,019,891) (13,291,417)
Class R Shares
Proceeds from shares issued 1,128,348 1,357,617
Dividends reinvested 551,261 1,563,967
Cost of shares redeemed (1,189,804) (6,692,385)
Total Class R Shares 489,805 (3,770,801)
Class R6 Shares
Proceeds from shares issued 4,888,982 11,381,863
Dividends reinvested 3,923,833 9,481,903
Cost of shares redeemed (16,203,282) (25,354,271)
Total Class R6 Shares (7,390,467) (4,490,505)
Institutional Service Class Shares
Proceeds from shares issued 484,163 246,339
Dividends reinvested 78,966 195,902
Cost of shares redeemed (483,838) (1,541,510)
Total Institutional Service Class Shares 79,291 (1,099,269)
Service Class Shares
Proceeds from shares issued 1,890,590 5,696,433
Dividends reinvested 1,962,007 4,610,678
Cost of shares redeemed (9,897,756) (14,501,420)
Total Service Class Shares (6,045,159) (4,194,309)
Change in net assets from capital transactions $ (13,886,421) $ (26,846,301)

Investor Destinations Funds - April 30, 2026 (Unaudited) - Statements of Changes in Net Assets - 23
Nationwide Investor Destinations
Conservative Fund
Six Months Ended
April 30, 2026
(Unaudited)
Year Ended
October 31, 2025
$ 5,902,808 $ 9,634,578
1,934,901 (8,237,427)
(1,389,134) 17,198,775
6,448,575 18,595,926
(2,085,972) (4,948,821)
(385,654) (803,083)
(1,951,648) (4,259,762)
(815,565) (2,436,685)
(1,391,274) (2,681,487)
(6,630,113) (15,129,838)
(17,325,745) (41,516,690)
(17,507,283) (38,050,602)
254,511,070 292,561,672
$ 237,003,787 $ 254,511,070
$ 2,064,918 $ 3,891,037
1,902,355 4,551,311
(8,557,102) (27,222,789)
(4,589,829) (18,780,441)
782,475 2,978,709
385,528 801,227
(1,494,702) (4,797,848)
(326,699) (1,017,912)
4,757,874 11,273,341
1,914,866 4,193,024
(8,540,927) (23,809,393)
(1,868,187) (8,343,028)
2,045,880 2,494,184
779,741 2,110,192
(8,398,706) (18,718,576)
(5,573,085) (14,114,200)
2,892,000 10,254,384
1,374,877 2,648,964
(9,234,822) (12,164,457)
(4,967,945) 738,891
$ (17,325,745) $ (41,516,690)

The accompanying notes are an integral part of these financial statements.
24 - Statements of Changes in Net Assets - April 30, 2026 (Unaudited) - Investor Destinations Funds
Nationwide Investor Destinations Moderately
Conservative Fund
Six Months Ended
April 30, 2026
(Unaudited)
Year Ended
October 31, 2025
SHARE TRANSACTIONS:
Class A Shares
Issued 112,639 278,872
Reinvested 172,073 535,493
Redeemed (383,776) (2,231,257)
Total Class A Shares (99,064) (1,416,892)
Class R Shares
Issued 111,646 139,188
Reinvested 55,319 165,968
Redeemed (118,848) (703,302)
Total Class R Shares 48,117 (398,146)
Class R6 Shares
Issued 476,528 1,147,667
Reinvested 388,430 991,851
Redeemed (1,589,279) (2,586,084)
Total Class R6 Shares (724,321) (446,566)
Institutional Service Class Shares
Issued 47,211 25,533
Reinvested 7,871 20,634
Redeemed (47,375) (156,670)
Total Institutional Service Class Shares 7,707 (110,503)
Service Class Shares
Issued 185,570 575,957
Reinvested 195,363 485,164
Redeemed (972,546) (1,453,691)
Total Service Class Shares (591,613) (392,570)
Total change in shares (1,359,174) (2,764,677)

Investor Destinations Funds - April 30, 2026 (Unaudited) - Statements of Changes in Net Assets - 25
Nationwide Investor Destinations
Conservative Fund
Six Months Ended
April 30, 2026
(Unaudited)
Year Ended
October 31, 2025
202,865 394,542
189,002 470,818
(843,304) (2,782,675)
(451,437) (1,917,315)
77,441 302,046
38,405 83,081
(147,828) (487,640)
(31,982) (102,513)
464,316 1,139,253
189,172 430,428
(840,179) (2,389,473)
(186,691) (819,792)
200,035 253,035
77,244 217,564
(823,109) (1,899,484)
(545,830) (1,428,885)
283,777 1,029,846
135,934 272,406
(905,704) (1,220,919)
(485,993) 81,333
(1,701,933) (4,187,172)

26 - Financial Highlights - April 30, 2026 (Unaudited) - Investor Destination Funds
The accompanying notes are an integral part of these financial statements.
Nationwide Investor Destinations Aggressive Fund
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(d)
(e)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
(e)
Ratio of
Expenses (Prior
to Reimburse-
ments) to
Average Net
Assets(d)(e)
Portfolio
Turnover(c)(f)
Class A Shares
4/30/2026 (Unaudited) $ 10.35 $ 0.22 $ 0.71 $ 0.93 $ (0.38) $ (0.60) $ (0.98) $ 10.30 9.64% $ 82,620 0.52% 4.41% 0.52% 15.84%
10/31/2025 10.54 0.12 1.38 1.50 (0.24) (1.45) (1.69) 10.35 16.48% 79,606 0.53% 1.29% 0.53% 39.70%
10/31/2024 8.62 0.14 2.34 2.48 (0.16) (0.40) (0.56) 10.54 29.68% 82,737 0.53% 1.45% 0.53% 47.76%
10/31/2023 8.34 0.07 0.50 0.57 (0.07) (0.22) (0.29) 8.62 7.07% 67,103 0.52% 0.83% 0.52% 14.54%
10/31/2022 11.10 0.36 (2.39) (2.03) (0.43) (0.30) (0.73) 8.34 (19.58)% 76,405 0.53% 3.83% 0.53% 34.31%
10/31/2021 8.32 0.24 2.80 3.04 (0.26) — (0.26) 11.10 37.03% 98,337 0.53% 2.36% 0.53% 14.17%
Class R Shares
4/30/2026 (Unaudited) 9.84 0.19 0.68 0.87 (0.37) (0.60) (0.97) 9.74 9.47% 34,426 0.83% 4.16% 0.83% 15.84%
10/31/2025 10.11 0.09 1.31 1.40 (0.22) (1.45) (1.67) 9.84 16.12% 36,054 0.83% 1.03% 0.83% 39.70%
10/31/2024 8.28 0.12 2.24 2.36 (0.13) (0.40) (0.53) 10.11 29.39% 41,322 0.83% 1.25% 0.83% 47.76%
10/31/2023 8.03 0.04 0.49 0.53 (0.06) (0.22) (0.28) 8.28 6.76% 36,693 0.82% 0.52% 0.82% 14.54%
10/31/2022 10.72 0.32 (2.31) (1.99) (0.40) (0.30) (0.70) 8.03 (19.89)% 38,002 0.84% 3.57% 0.84% 34.31%
10/31/2021 8.06 0.20 2.71 2.91 (0.25) — (0.25) 10.72 36.61% 52,658 0.85% 2.04% 0.85% 14.17%
Class R6 Shares
4/30/2026 (Unaudited) 10.64 0.24 0.75 0.99 (0.40) (0.60) (1.00) 10.63 9.96% 296,819 0.19% 4.72% 0.19% 15.84%
10/31/2025 10.79 0.16 1.42 1.58 (0.28) (1.45) (1.73) 10.64 16.87% 278,703 0.19% 1.60% 0.19% 39.70%
10/31/2024 8.82 0.18 2.40 2.58 (0.21) (0.40) (0.61) 10.79 30.10% 262,009 0.19% 1.81% 0.19% 47.76%
10/31/2023 8.52 0.11 0.51 0.62 (0.10) (0.22) (0.32) 8.82 7.44% 208,392 0.18% 1.20% 0.18% 14.54%
10/31/2022 11.33 0.40 (2.45) (2.05) (0.46) (0.30) (0.76) 8.52 (19.34)% 229,143 0.19% 4.19% 0.19% 34.31%
10/31/2021 8.48 0.28 2.85 3.13 (0.28) — (0.28) 11.33 37.51% 312,586 0.19% 2.71% 0.19% 14.17%
Institutional Service Class Shares
4/30/2026 (Unaudited) 10.39 0.23 0.71 0.94 (0.39) (0.60) (0.99) 10.34 9.74% 3,649 0.29% 4.63% 0.29% 15.84%
10/31/2025 10.57 0.14 1.39 1.53 (0.26) (1.45) (1.71) 10.39 16.79% 3,123 0.32% 1.49% 0.32% 39.70%
10/31/2024 8.64 0.17 2.35 2.52 (0.19) (0.40) (0.59) 10.57 30.05% 3,385 0.32% 1.75% 0.32% 47.76%
10/31/2023 8.36 0.09 0.50 0.59 (0.09) (0.22) (0.31) 8.64 7.23% 3,341 0.31% 1.02% 0.31% 14.54%
10/31/2022 11.13 0.38 (2.40) (2.02) (0.45) (0.30) (0.75) 8.36 (19.44)% 3,588 0.32% 4.05% 0.32% 34.31%
10/31/2021 8.33 0.26 2.81 3.07 (0.27) — (0.27) 11.13 37.41% 5,767 0.32% 2.47% 0.32% 14.17%
Service Class Shares
4/30/2026 (Unaudited) 10.41 0.22 0.72 0.94 (0.38) (0.60) (0.98) 10.37 9.65% 268,997 0.59% 4.36% 0.59% 15.84%
10/31/2025 10.59 0.11 1.40 1.51 (0.24) (1.45) (1.69) 10.41 16.43% 279,560 0.59% 1.17% 0.59% 39.70%
10/31/2024 8.64 0.14 2.35 2.49 (0.14) (0.40) (0.54) 10.59 29.69% 278,330 0.59% 1.43% 0.59% 47.76%
10/31/2023 8.37 0.07 0.49 0.56 (0.07) (0.22) (0.29) 8.64 6.89% 460,308 0.58% 0.75% 0.58% 14.54%
10/31/2022 11.13 0.35 (2.39) (2.04) (g) (0.42) (0.30) (0.72) 8.37 (19.58)%(g) 458,976 0.59% 3.77% 0.59% 34.31%
10/31/2021 8.34 0.24 2.80 3.04 (0.25) — (0.25) 11.13 37.03% 624,603 0.59% 2.33% 0.59% 14.17%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Excludes sales charge.
(c) Not annualized for periods less than one year.
(d) Annualized for periods less than one year.
(e) Expense ratios are based on the direct expenses of the Fund and do not include the effect of the underlying funds' expenses. For additional information on the underlying funds, please refer to the Prospectus and Statement of Additional Information.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(g) Includes payment by an affiliate which impacted the Fund’s per share operations activity and total return. The per share impact was $0.01 per share for Service Class.
Excluding the payment from the affiliate, the Service Class total returns is -19.68%. (Note 3)

Investor Destination Funds - April 30, 2026 (Unaudited) - Financial Highlights - 27
The accompanying notes are an integral part of these financial statements.
Nationwide Investor Destinations Moderately Aggressive Fund
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(d)
(e)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
(e)
Ratio of
Expenses (Prior
to Reimburse-
ments) to
Average Net
Assets(d)(e)
Portfolio
Turnover(c)(f)
Class A Shares
4/30/2026 (Unaudited) $ 10.30 $ 0.25 $ 0.57 $ 0.82 $ (0.38) $ (0.48) $ (0.86) $ 10.26 8.50% $ 135,786 0.51% 5.15% 0.51% 18.37%
10/31/2025 10.42 0.17 1.19 1.36 (0.27) (1.21) (1.48) 10.30 14.95% 135,536 0.52% 1.77% 0.52% 33.63%
10/31/2024 8.76 0.18 2.08 2.26 (0.20) (0.40) (0.60) 10.42 26.54% 141,222 0.52% 1.86% 0.52% 42.62%
10/31/2023 8.56 0.10 0.41 0.51 (0.09) (0.22) (0.31) 8.76 6.15% 118,075 0.52% 1.06% 0.52% 14.63%
10/31/2022 11.22 0.36 (2.38) (2.02) (0.41) (0.23) (0.64) 8.56 (19.07)% 146,719 0.52% 3.75% 0.52% 37.04%
10/31/2021 8.78 0.26 2.46 2.72 (0.28) — (0.28) 11.22 31.39% 190,995 0.52% 2.48% 0.52% 16.49%
Class R Shares
4/30/2026 (Unaudited) 9.68 0.22 0.53 0.75 (0.37) (0.48) (0.85) 9.58 8.29% 73,560 0.82% 4.74% 0.82% 18.37%
10/31/2025 9.88 0.13 1.13 1.26 (0.25) (1.21) (1.46) 9.68 14.70% 71,803 0.82% 1.48% 0.82% 33.63%
10/31/2024 8.35 0.15 1.96 2.11 (0.18) (0.40) (0.58) 9.88 26.06% 76,301 0.82% 1.63% 0.82% 42.62%
10/31/2023 8.18 0.07 0.40 0.47 (0.08) (0.22) (0.30) 8.35 5.87% 67,714 0.82% 0.77% 0.82% 14.63%
10/31/2022 10.75 0.32 (2.28) (1.96) (0.38) (0.23) (0.61) 8.18 (19.33)% 78,674 0.84% 3.49% 0.84% 37.04%
10/31/2021 8.44 0.22 2.35 2.57 (0.26) — (0.26) 10.75 30.90% 107,069 0.84% 2.21% 0.84% 16.49%
Class R6 Shares
4/30/2026 (Unaudited) 10.29 0.27 0.57 0.84 (0.40) (0.48) (0.88) 10.25 8.69% 413,000 0.18% 5.42% 0.18% 18.37%
10/31/2025 10.40 0.20 1.20 1.40 (0.30) (1.21) (1.51) 10.29 15.39% 404,720 0.18% 2.10% 0.18% 33.63%
10/31/2024 8.75 0.22 2.06 2.28 (0.23) (0.40) (0.63) 10.40 26.87% 400,506 0.18% 2.25% 0.18% 42.62%
10/31/2023 8.55 0.13 0.41 0.54 (0.12) (0.22) (0.34) 8.75 6.52% 364,873 0.18% 1.39% 0.18% 14.63%
10/31/2022 11.21 0.39 (2.37) (1.98) (g) (0.45) (0.23) (0.68) 8.55 (18.80)%(g) 384,753 0.18% 4.11% 0.18% 37.04%
10/31/2021 8.76 0.30 2.45 2.75 (0.30) — (0.30) 11.21 31.94% 515,657 0.18% 2.86% 0.18% 16.49%
Institutional Service Class Shares
4/30/2026 (Unaudited) 10.25 0.25 0.57 0.82 (0.39) (0.48) (0.87) 10.20 8.57% 19,540 0.28% 5.15% 0.28% 18.37%
10/31/2025 10.37 0.19 1.19 1.38 (0.29) (1.21) (1.50) 10.25 15.25% 18,004 0.28% 2.03% 0.28% 33.63%
10/31/2024 8.72 0.21 2.06 2.27 (0.22) (0.40) (0.62) 10.37 26.82% 20,845 0.29% 2.16% 0.29% 42.62%
10/31/2023 8.52 0.12 0.42 0.54 (0.12) (0.22) (0.34) 8.72 6.48% 18,838 0.25% 1.33% 0.25% 14.63%
10/31/2022 11.18 0.39 (2.38) (1.99) (0.44) (0.23) (0.67) 8.52 (18.89)% 20,822 0.23% 4.04% 0.23% 37.04%
10/31/2021 8.74 0.29 2.45 2.74 (0.30) — (0.30) 11.18 31.83% 22,793 0.23% 2.79% 0.23% 16.49%
Service Class Shares
4/30/2026 (Unaudited) 10.25 0.25 0.56 0.81 (0.38) (0.48) (0.86) 10.20 8.40% 280,879 0.58% 5.08% 0.58% 18.37%
10/31/2025 10.37 0.16 1.20 1.36 (0.27) (1.21) (1.48) 10.25 14.96% 289,862 0.58% 1.64% 0.58% 33.63%
10/31/2024 8.72 0.18 2.06 2.24 (0.19) (0.40) (0.59) 10.37 26.42% 285,051 0.58% 1.81% 0.58% 42.62%
10/31/2023 8.53 0.09 0.41 0.50 (0.09) (0.22) (0.31) 8.72 6.03% 544,834 0.58% 0.96% 0.58% 14.63%
10/31/2022 11.18 0.35 (2.36) (2.01) (g) (0.41) (0.23) (0.64) 8.53 (19.10)%(g) 559,489 0.58% 3.70% 0.58% 37.04%
10/31/2021 8.75 0.26 2.44 2.70 (0.27) — (0.27) 11.18 31.33% 760,754 0.58% 2.45% 0.58% 16.49%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Excludes sales charge.
(c) Not annualized for periods less than one year.
(d) Annualized for periods less than one year.
(e) Expense ratios are based on the direct expenses of the Fund and do not include the effect of the underlying funds' expenses. For additional information on the underlying funds, please refer to the Prospectus and Statement of Additional Information.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(g) Includes payment by an affiliate which impacted the Fund’s per share operations activity and total return. The per share impact was $0.01 per share for Class R6 and
Service Class. Excluding the payment from the affiliate, the Class R6 and Service Class total returns are -18.89% and -19.20%, respectively. (Note 3)

28 - Financial Highlights - April 30, 2026 (Unaudited) - Investor Destination Funds
The accompanying notes are an integral part of these financial statements.
Nationwide Investor Destinations Moderate Fund
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(d)
(e)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
(e)
Ratio of
Expenses (Prior
to Reimburse-
ments) to
Average Net
Assets(d)(e)
Portfolio
Turnover(c)(f)
Class A Shares
4/30/2026 (Unaudited) $ 9.86 $ 0.22 $ 0.38 $ 0.60 $ (0.32) $ (0.31) $ (0.63) $ 9.83 6.39% $ 122,482 0.50% 4.70% 0.50% 15.45%
10/31/2025 9.93 0.22 0.88 1.10 (0.28) (0.89) (1.17) 9.86 12.38% 121,949 0.50% 2.31% 0.50% 32.15%
10/31/2024 8.65 0.22 1.62 1.84 (0.23) (0.33) (0.56) 9.93 21.87% 125,669 0.52% 2.29% 0.52% 36.66%
10/31/2023 8.55 0.13 0.28 0.41 (0.13) (0.18) (0.31) 8.65 4.85% 105,356 0.52% 1.46% 0.52% 13.59%
10/31/2022 10.90 0.32 (2.10) (1.78) (0.35) (0.22) (0.57) 8.55 (17.14)% 130,850 0.53% 3.37% 0.53% 34.56%
10/31/2021 9.06 0.24 1.86 2.10 (0.26) — (0.26) 10.90 23.50% 170,634 0.53% 2.31% 0.53% 20.10%
Class R Shares
4/30/2026 (Unaudited) 9.37 0.20 0.35 0.55 (0.30) (0.31) (0.61) 9.31 6.21% 48,701 0.84% 4.46% 0.84% 15.45%
10/31/2025 9.49 0.17 0.86 1.03 (0.26) (0.89) (1.15) 9.37 12.07% 52,265 0.84% 1.96% 0.84% 32.15%
10/31/2024 8.29 0.19 1.55 1.74 (0.21) (0.33) (0.54) 9.49 21.52% 53,378 0.84% 2.07% 0.84% 36.66%
10/31/2023 8.21 0.10 0.26 0.36 (0.10) (0.18) (0.28) 8.29 4.52% 48,147 0.83% 1.13% 0.83% 13.59%
10/31/2022 10.50 0.29 (2.03) (1.74) (0.33) (0.22) (0.55) 8.21 (17.44)% 54,462 0.84% 3.15% 0.84% 34.56%
10/31/2021 8.74 0.20 1.80 2.00 (0.24) — (0.24) 10.50 23.14% 75,187 0.83% 2.04% 0.83% 20.10%
Class R6 Shares
4/30/2026 (Unaudited) 9.77 0.24 0.37 0.61 (0.34) (0.31) (0.65) 9.73 6.51% 285,454 0.19% 5.00% 0.19% 15.45%
10/31/2025 9.85 0.24 0.88 1.12 (0.31) (0.89) (1.20) 9.77 12.75% 278,722 0.19% 2.64% 0.19% 32.15%
10/31/2024 8.58 0.26 1.61 1.87 (0.27) (0.33) (0.60) 9.85 22.33% 294,804 0.19% 2.72% 0.19% 36.66%
10/31/2023 8.48 0.16 0.28 0.44 (0.16) (0.18) (0.34) 8.58 5.25% 271,803 0.18% 1.80% 0.18% 13.59%
10/31/2022 10.82 0.35 (2.08) (1.73) (0.39) (0.22) (0.61) 8.48 (16.89)% 293,628 0.19% 3.71% 0.19% 34.56%
10/31/2021 9.00 0.28 1.84 2.12 (0.30) — (0.30) 10.82 23.85% 407,191 0.19% 2.76% 0.19% 20.10%
Institutional Service Class Shares
4/30/2026 (Unaudited) 9.75 0.24 0.36 0.60 (0.33) (0.31) (0.64) 9.71 6.48% 4,001 0.28% 5.16% 0.28% 15.45%
10/31/2025 9.83 0.24 0.87 1.11 (0.30) (0.89) (1.19) 9.75 12.65% 5,235 0.28% 2.61% 0.28% 32.15%
10/31/2024 8.57 0.25 1.60 1.85 (0.26) (0.33) (0.59) 9.83 22.14% 7,439 0.27% 2.69% 0.27% 36.66%
10/31/2023 8.47 0.15 0.28 0.43 (0.15) (0.18) (0.33) 8.57 5.20% 7,117 0.24% 1.70% 0.24% 13.59%
10/31/2022 10.81 0.29 (2.03) (1.74) (0.38) (0.22) (0.60) 8.47 (16.96)% 7,113 0.25% 3.14% 0.25% 34.56%
10/31/2021 8.99 0.28 1.83 2.11 (0.29) — (0.29) 10.81 23.76% 9,381 0.28% 2.73% 0.28% 20.10%
Service Class Shares
4/30/2026 (Unaudited) 9.79 0.22 0.37 0.59 (0.32) (0.31) (0.63) 9.75 6.28% 181,242 0.59% 4.65% 0.59% 15.45%
10/31/2025 9.86 0.20 0.90 1.10 (0.28) (0.89) (1.17) 9.79 12.38% 192,146 0.59% 2.18% 0.59% 32.15%
10/31/2024 8.59 0.22 1.60 1.82 (0.22) (0.33) (0.55) 9.86 21.76% 197,363 0.59% 2.29% 0.59% 36.66%
10/31/2023 8.49 0.12 0.28 0.40 (0.12) (0.18) (0.30) 8.59 4.83% 372,366 0.58% 1.38% 0.58% 13.59%
10/31/2022 10.83 0.31 (2.08) (1.77) (0.35) (0.22) (0.57) 8.49 (17.22)% 395,148 0.59% 3.31% 0.59% 34.56%
10/31/2021 9.00 0.24 1.84 2.08 (0.25) — (0.25) 10.83 23.47% 536,081 0.59% 2.30% 0.59% 20.10%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Excludes sales charge.
(c) Not annualized for periods less than one year.
(d) Annualized for periods less than one year.
(e) Expense ratios are based on the direct expenses of the Fund and do not include the effect of the underlying funds' expenses. For additional information on the underlying funds, please refer to the Prospectus and Statement of Additional Information.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.

Investor Destination Funds - April 30, 2026 (Unaudited) - Financial Highlights - 29
The accompanying notes are an integral part of these financial statements.
Nationwide Investor Destinations Moderately Conservative Fund
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(d)
(e)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
(e)
Ratio of
Expenses (Prior
to Reimburse-
ments) to
Average Net
Assets(d)(e)
Portfolio
Turnover(c)(f)
Class A Shares
4/30/2026 (Unaudited) $ 10.16 $ 0.24 $ 0.21 $ 0.45 $ (0.31) $ (0.08) $ (0.39) $ 10.22 4.65% $ 49,774 0.55% 4.83% 0.55% 21.48%
10/31/2025 10.13 0.30 0.64 0.94 (0.33) (0.58) (0.91) 10.16 10.06% 50,486 0.54% 3.11% 0.54% 32.92%
10/31/2024 9.06 0.26 1.28 1.54 (0.29) (0.18) (0.47) 10.13 17.31% 64,701 0.53% 2.67% 0.53% 35.30%
10/31/2023 9.01 0.17 0.16 0.33 (0.17) (0.11) (0.28) 9.06 3.58% 53,941 0.52% 1.79% 0.52% 12.97%
10/31/2022 11.01 0.27 (1.92) (1.65) (0.31) (0.04) (0.35) 9.01 (15.39)% 61,696 0.50% 2.77% 0.50% 37.80%
10/31/2021 9.74 0.22 1.30 1.52 (0.25) — (0.25) 11.01 15.72% 73,240 0.50% 2.07% 0.50% 25.70%
Class R Shares
4/30/2026 (Unaudited) 10.20 0.22 0.22 0.44 (0.30) (0.08) (0.38) 10.26 4.46% 15,245 0.88% 4.42% 0.88% 21.48%
10/31/2025 10.17 0.27 0.63 0.90 (0.29) (0.58) (0.87) 10.20 9.64% 14,661 0.87% 2.77% 0.87% 32.92%
10/31/2024 9.09 0.25 1.27 1.52 (0.26) (0.18) (0.44) 10.17 16.98% 18,664 0.86% 2.54% 0.86% 35.30%
10/31/2023 9.04 0.14 0.16 0.30 (0.14) (0.11) (0.25) 9.09 3.23% 17,362 0.85% 1.45% 0.85% 12.97%
10/31/2022 11.05 0.25 (1.94) (1.69) (g) (0.28) (0.04) (0.32) 9.04 (15.74)%(g) 17,878 0.87% 2.54% 0.87% 37.80%
10/31/2021 9.77 0.19 1.29 1.48 (0.20) — (0.20) 11.05 15.31% 24,679 0.89% 1.76% 0.89% 25.70%
Class R6 Shares
4/30/2026 (Unaudited) 10.34 0.27 0.21 0.48 (0.33) (0.08) (0.41) 10.41 4.83% 93,413 0.24% 5.37% 0.24% 21.48%
10/31/2025 10.29 0.31 0.68 0.99 (0.36) (0.58) (0.94) 10.34 10.45% 100,285 0.23% 3.16% 0.23% 32.92%
10/31/2024 9.20 0.31 1.28 1.59 (0.32) (0.18) (0.50) 10.29 17.62% 104,469 0.22% 3.15% 0.22% 35.30%
10/31/2023 9.14 0.20 0.17 0.37 (0.20) (0.11) (0.31) 9.20 3.97% 97,558 0.21% 2.12% 0.21% 12.97%
10/31/2022 11.17 0.32 (1.97) (1.65) (0.34) (0.04) (0.38) 9.14 (15.19)% 107,252 0.21% 3.18% 0.21% 37.80%
10/31/2021 9.87 0.26 1.32 1.58 (0.28) — (0.28) 11.17 16.14% 151,492 0.21% 2.39% 0.21% 25.70%
Institutional Service Class Shares
4/30/2026 (Unaudited) 10.27 0.26 0.22 0.48 (0.33) (0.08) (0.41) 10.34 4.82% 2,416 0.33% 5.06% 0.33% 21.48%
10/31/2025 10.23 0.31 0.65 0.96 (0.34) (0.58) (0.92) 10.27 10.27% 2,322 0.34% 3.18% 0.34% 32.92%
10/31/2024 9.14 0.32 1.27 1.59 (0.32) (0.18) (0.50) 10.23 17.65% 3,443 0.30% 3.26% 0.30% 35.30%
10/31/2023 9.09 0.19 0.16 0.35 (0.19) (0.11) (0.30) 9.14 3.80% 3,805 0.28% 2.04% 0.28% 12.97%
10/31/2022 11.11 0.32 (1.96) (1.64) (0.34) (0.04) (0.38) 9.09 (15.24)% 4,048 0.29% 3.18% 0.29% 37.80%
10/31/2021 9.82 0.24 1.31 1.55 (0.26) — (0.26) 11.11 16.00% 5,694 0.31% 2.26% 0.31% 25.70%
Service Class Shares
4/30/2026 (Unaudited) 10.27 0.24 0.22 0.46 (0.31) (0.08) (0.39) 10.34 4.65% 46,392 0.63% 4.82% 0.63% 21.48%
10/31/2025 10.23 0.27 0.67 0.94 (0.32) (0.58) (0.90) 10.27 9.96% 52,170 0.62% 2.71% 0.62% 32.92%
10/31/2024 9.14 0.28 1.27 1.55 (0.28) (0.18) (0.46) 10.23 17.24% 55,994 0.61% 2.83% 0.61% 35.30%
10/31/2023 9.09 0.16 0.16 0.32 (0.16) (0.11) (0.27) 9.14 3.47% 100,316 0.60% 1.71% 0.60% 12.97%
10/31/2022 11.11 0.27 (1.95) (1.68) (g) (0.30) (0.04) (0.34) 9.09 (15.54)%(g) 108,192 0.62% 2.72% 0.62% 37.80%
10/31/2021 9.82 0.21 1.31 1.52 (0.23) — (0.23) 11.11 15.65% 143,327 0.62% 1.98% 0.62% 25.70%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Excludes sales charge.
(c) Not annualized for periods less than one year.
(d) Annualized for periods less than one year.
(e) Expense ratios are based on the direct expenses of the Fund and do not include the effect of the underlying funds' expenses. For additional information on the underlying funds, please refer to the Prospectus and Statement of Additional Information.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(g) Includes payment by an affiliate which impacted the Fund’s per share operations activity and total return. The per share impact was $0.01 per share for Class R and
Service Class. Excluding the payment from the affiliate, the Class R and Service Class total returns are -15.83% and -15.63%, respectively. (Note 3)

30 - Financial Highlights - April 30, 2026 (Unaudited) - Investor Destination Funds
The accompanying notes are an integral part of these financial statements.
Nationwide Investor Destinations Conservative Fund
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(d)
(e)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
(e)
Ratio of
Expenses (Prior
to Reimburse-
ments) to
Average Net
Assets(d)(e)
Portfolio
Turnover(c)(f)
Class A Shares
4/30/2026 (Unaudited) $ 10.21 $ 0.24 $ 0.02 $ 0.26 $ (0.27) $ — $ (0.27) $ 10.20 2.59% $ 75,558 0.56% 4.77% 0.56% 16.63%
10/31/2025 10.04 0.36 0.34 0.70 (0.36) (0.17) (0.53) 10.21 7.40% 80,199 0.53% 3.61% 0.53% 32.77%
10/31/2024 9.19 0.29 0.90 1.19 (0.34) — (0.34) 10.04 13.06% 98,170 0.52% 2.98% 0.52% 28.74%
10/31/2023 9.19 0.21 — 0.21 (0.21) — (0.21) 9.19 2.27% 71,279 0.51% 2.19% 0.51% 8.48%
10/31/2022 11.02 0.23 (1.72) (1.49) (0.26) (0.08) (0.34) 9.19 (13.93)% 76,271 0.51% 2.28% 0.51% 38.68%
10/31/2021 10.38 0.19 0.66 0.85 (0.21) — (0.21) 11.02 8.22% 89,866 0.53% 1.78% 0.53% 28.07%
Class R Shares
4/30/2026 (Unaudited) 10.18 0.22 0.02 0.24 (0.25) — (0.25) 10.17 2.43% 15,404 0.88% 4.42% 0.88% 16.63%
10/31/2025 10.02 0.30 0.36 0.66 (0.33) (0.17) (0.50) 10.18 6.94% 15,736 0.88% 3.09% 0.88% 32.77%
10/31/2024 9.17 0.30 0.85 1.15 (0.30) — (0.30) 10.02 12.69% 16,514 0.87% 3.06% 0.87% 28.74%
10/31/2023 9.17 0.18 — 0.18 (0.18) — (0.18) 9.17 1.92% 15,786 0.86% 1.85% 0.86% 8.48%
10/31/2022 10.99 0.20 (1.72) (1.52) (0.22) (0.08) (0.30) 9.17 (14.20)% 17,088 0.87% 2.02% 0.87% 38.68%
10/31/2021 10.36 0.17 0.63 0.80 (0.17) — (0.17) 10.99 7.78% 25,549 0.86% 1.54% 0.86% 28.07%
Class R6 Shares
4/30/2026 (Unaudited) 10.27 0.26 0.03 0.29 (0.29) — (0.29) 10.27 2.85% 68,479 0.23% 5.08% 0.23% 16.63%
10/31/2025 10.11 0.37 0.36 0.73 (0.40) (0.17) (0.57) 10.27 7.57% 70,416 0.23% 3.74% 0.23% 32.77%
10/31/2024 9.25 0.36 0.87 1.23 (0.37) — (0.37) 10.11 13.41% 77,559 0.22% 3.65% 0.22% 28.74%
10/31/2023 9.24 0.24 0.01 0.25 (0.24) — (0.24) 9.25 2.68% 69,514 0.21% 2.50% 0.21% 8.48%
10/31/2022 11.09 0.27 (1.75) (1.48) (0.29) (0.08) (0.37) 9.24 (13.76)% 78,086 0.21% 2.63% 0.21% 38.68%
10/31/2021 10.44 0.23 0.66 0.89 (0.24) — (0.24) 11.09 8.63% 104,097 0.20% 2.10% 0.20% 28.07%
Institutional Service Class Shares
4/30/2026 (Unaudited) 10.24 0.26 0.02 0.28 (0.28) — (0.28) 10.24 2.82% 27,886 0.29% 5.05% 0.29% 16.63%
10/31/2025 10.08 0.39 0.33 0.72 (0.39) (0.17) (0.56) 10.24 7.53% 33,487 0.29% 3.92% 0.29% 32.77%
10/31/2024 9.23 0.38 0.83 1.21 (0.36) — (0.36) 10.08 13.26% 47,350 0.29% 3.82% 0.29% 28.74%
10/31/2023 9.22 0.24 — 0.24 (0.23) — (0.23) 9.23 2.58% 58,910 0.30% 2.48% 0.30% 8.48%
10/31/2022 11.06 0.27 (1.75) (1.48) (0.28) (0.08) (0.36) 9.22 (13.80)% 94,028 0.31% 2.69% 0.31% 38.68%
10/31/2021 10.41 0.22 0.66 0.88 (0.23) — (0.23) 11.06 8.54% 169,200 0.30% 2.03% 0.30% 28.07%
Service Class Shares
4/30/2026 (Unaudited) 10.25 0.24 0.03 0.27 (0.27) — (0.27) 10.25 2.64% 49,677 0.63% 4.67% 0.63% 16.63%
10/31/2025 10.09 0.33 0.36 0.69 (0.36) (0.17) (0.53) 10.25 7.15% 54,673 0.63% 3.28% 0.63% 32.77%
10/31/2024 9.23 0.33 0.85 1.18 (0.32) — (0.32) 10.09 12.96% 52,969 0.62% 3.30% 0.62% 28.74%
10/31/2023 9.22 0.20 0.01 0.21 (0.20) — (0.20) 9.23 2.27% 84,008 0.61% 2.09% 0.61% 8.48%
10/31/2022 11.06 0.22 (1.73) (1.51) (0.25) (0.08) (0.33) 9.22 (14.06)% 90,881 0.61% 2.19% 0.61% 38.68%
10/31/2021 10.42 0.19 0.65 0.84 (0.20) — (0.20) 11.06 8.11% 112,937 0.60% 1.72% 0.60% 28.07%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Excludes sales charge.
(c) Not annualized for periods less than one year.
(d) Annualized for periods less than one year.
(e) Expense ratios are based on the direct expenses of the Fund and do not include the effect of the underlying funds' expenses. For additional information on the underlying funds, please refer to the Prospectus and Statement of Additional Information.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.

Investor Destination Funds - April 30, 2026 (Unaudited) - Notes to Financial Statements - 31
1. Organization
Nationwide Mutual Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, organized as a statutory trust under the laws of the State of Delaware. The
Trust has authorized an unlimited number of shares of beneficial interest (“shares”), without par value. As of April 30, 2026, the
Trust operates forty-five (45) separate series, or mutual funds, each with its own objective(s) and investment strategies. This report contains the financial statements and financial highlights for the five (5) series listed below (each, a “Fund”; collectively, the
“Funds”).
Nationwide Fund Advisors (“NFA”) serves as investment adviser to the Funds. NFA is a wholly owned subsidiary of Nationwide
Financial Services, Inc. (“NFS”), a holding company which is a direct wholly owned subsidiary of Nationwide Corporation. Nationwide
Corporation, in turn, is owned by Nationwide Mutual Insurance Company and Nationwide Mutual Fire Insurance Company.
Nationwide Investor Destinations Aggressive Fund (“Investor Destinations Aggressive”)
Nationwide Investor Destinations Moderately Aggressive Fund (“Investor Destinations Moderately Aggressive”)
Nationwide Investor Destinations Moderate Fund (“Investor Destinations Moderate”)
Nationwide Investor Destinations Moderately Conservative Fund (“Investor Destinations Moderately Conservative”)
Nationwide Investor Destinations Conservative Fund (“Investor Destinations Conservative”)
Each Fund operates as a “fund-of-funds,” which means that the Fund pursues its objective(s) by allocating its investments primarily among other affiliated series of the Trust, and in unaffiliated mutual funds (including exchange traded funds ("ETFs")) (together, the
“Underlying Funds”), and may have additional investment and concentration risk. The Underlying Funds typically invest in stocks, bonds, and other securities.
The Funds currently offer Class A, Class R, Class R6, Institutional Service Class and Service Class shares. Each share class of a
Fund represents interests in the same portfolio of investments of that Fund and the classes are identical except for any differences in the sales charge structure, distribution or service fees, administrative services fees, class specific expenses, certain voting rights, conversion features, exchange privileges, and class names or designations.
Each Fund is a diversified fund, as defined in the 1940 Act.
2. Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Funds in the accounting and the preparation of their financial statements. The Funds are investment companies and follow accounting and reporting guidance in the Financial
Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 (“ASC 946”). The policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), including, but not limited to, ASC 946.
The preparation of financial statements requires fund management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses for the period. The Funds utilize various methods to measure the value of their investments on a recurring basis. Amounts received upon the sale of such investments could differ from those estimated values and those differences could be material.
(a) Security Valuation
U.S. GAAP defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to procedures approved by the Board of Trustees of the Trust (the “Board of Trustees”), NFA assigns a fair value, as defined by U.S. GAAP, to a Fund’s investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including a Fund’s own assumptions in determining the fair value of investments)

32 - Notes to Financial Statements - April 30, 2026 (Unaudited) - Investor Destination Funds
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
Shares of registered open-end Underlying Funds in which a Fund invests are valued at their respective net asset value (“NAV”)
as reported by such Underlying Fund. Shares of ETFs are generally valued at the last quoted sale price or official closing price, or, if there is no such price, the last quoted bid price provided by an independent pricing service. Shares of registered open-end
Underlying Funds and shares of ETFs valued in this manner are generally categorized as Level 1 investments within the hierarchy.
Repurchase agreements are valued at amortized cost, which approximates fair value, and are generally categorized as Level 2 investments within the hierarchy.
The Funds may invest in other series of the Trust, which are open-end investment companies generally available to the public and other investment companies. The Funds’ Statements of Investments list each Underlying Fund held as of period end as an investment of each Fund, but do not include the underlying holdings of each Underlying Fund.
As an investing Fund, each Fund indirectly bears its proportionate share of the expenses of the Underlying Funds.
A complete unaudited list of holdings for each Underlying Fund is available upon request or at the Securities and Exchange
Commission's (the "SEC") website at www.sec.gov. In addition, the financial statements of the series of the Trusts are available on the SEC's website or upon request.
The following tables provide a summary of the inputs used to value the Funds’ net assets as of April 30, 2026. Please refer to the
Statements of Investments for additional information on portfolio holdings.
Investor Destinations Aggressive
Level 1 Level 2 Level 3 Total
Assets:
Exchange Traded Funds $ 146,748,889 $ – $ – $ 146,748,889
Investment Companies 540,022,376 – – 540,022,376
Repurchase Agreements – 57,070,209 – 57,070,209
Short-Term Investments 2,800,000 – – 2,800,000
Total $ 689,571,265 $ 57,070,209 $ – $ 746,641,474
Investor Destinations Moderately Aggressive
Level 1 Level 2 Level 3 Total
Assets:
Exchange Traded Funds $ 173,025,142 $ – $ – $ 173,025,142
Investment Companies 750,122,350 – – 750,122,350
Repurchase Agreements – 18,109,812 – 18,109,812
Short-Term Investments 800,000 – – 800,000
Total $ 923,947,492 $ 18,109,812 $ – $ 942,057,304
Investor Destinations Moderate
Level 1 Level 2 Level 3 Total
Assets:
Exchange Traded Funds $ 105,797,242 $ – $ – $ 105,797,242
Investment Companies 536,363,862 – – 536,363,862
Repurchase Agreements – 34,130,216 – 34,130,216
Short-Term Investments 1,700,000 – – 1,700,000
Total $ 643,861,104 $ 34,130,216 $ – $ 677,991,320

Investor Destination Funds - April 30, 2026 (Unaudited) - Notes to Financial Statements - 33
For additional information about each affiliated Underlying Fund’s valuation policies, please refer to the affiliated Underlying Fund’s most recent semi-annual report to shareholders which can be found at www.nationwide.com/mutualfunds or at the SEC's website at www.sec.gov.
For additional information about each unaffiliated Underlying Fund's valuation policies, please refer to the unaffiliated Underlying
Fund’s most recent annual or semi-annual report.
(b) Cash Overdraft
Certain Funds may have overdrawn U.S. dollar and/or foreign currency balances with the Funds' custodian bank, JPMorgan
Chase Bank, N.A. (“JPMorgan”). To offset the overdraft, JPMorgan advanced an amount equal to the overdraft. Consistent with the Funds' borrowing policy, the advance is deemed a temporary loan to the Funds. Such loans are payable upon demand and bear interest from the date of such advance to the date of payment at the rate agreed upon with JPMorgan under the custody agreement. These advances are separate from, and were not made pursuant to, the credit agreement discussed in Note 5. A Fund with an overdraft is subject to a lien by JPMorgan on the Fund’s account and JPMorgan may charge the Fund’s account for any amounts owed to JPMorgan. JPMorgan also has the right to set off as appropriate and apply all deposits and credits held by or owing to JPMorgan against such amount, subject to the terms of the custody agreement.
As of April 30, 2026, Funds that had overdrawn balances were as follows:
(c) Securities Lending
During the six months ended April 30, 2026, certain Funds entered into securities lending transactions. To generate additional income, the Funds lent their portfolio securities, up to 33 1/3% of the total assets of a Fund, to brokers, dealers, and other financial institutions.
JPMorgan serves as securities lending agent for the securities lending program for the Funds. Securities lending transactions are considered to be overnight and continuous and can be terminated by a Fund or the borrower at any time.
The Funds receive payments from JPMorgan equivalent to any dividends and/or interest while on loan, in lieu of income which is included as “Dividend income” and/or “Interest income”, as applicable, on the Statements of Operations. The Funds also receive interest that would have been earned on the securities loaned while simultaneously seeking to earn income on the investment of cash collateral or receiving a fee with respect to the receipt of non-cash collateral. Securities lending income includes any fees charged to borrowers less expenses associated with the loan. Income from the securities lending program is recorded when earned from JPMorgan and reflected in the Statements of Operations under “Income from securities lending (net of fees)”. There
Investor Destinations Moderately Conservative
Level 1 Level 2 Level 3 Total
Assets:
Exchange Traded Funds $ 38,041,484 $ – $ – $ 38,041,484
Investment Companies 169,267,092 – – 169,267,092
Repurchase Agreement – 4,644,163 – 4,644,163
Short-Term Investments 197,894 – – 197,894
Total $ 207,506,470 $ 4,644,163 $ – $ 212,150,633
Investor Destinations Conservative
Level 1 Level 2 Level 3 Total
Assets:
Exchange Traded Funds $ 48,411,611 $ – $ – $ 48,411,611
Investment Companies 188,729,703 – – 188,729,703
Repurchase Agreement – 3,832,932 – 3,832,932
Short-Term Investments 180,561 – – 180,561
Total $ 237,321,875 $ 3,832,932 $ – $ 241,154,807
Fund
U.S. Dollar
Amount
Investor Destinations Moderate $ 355,605
Investor Destinations Moderately Conservative 48,880

34 - Notes to Financial Statements - April 30, 2026 (Unaudited) - Investor Destination Funds
may be risks of delay or restrictions in recovery of the securities or disposal of collateral should the borrower of the securities fail financially. Loans are made, however, only to borrowers deemed by JPMorgan to be of good standing and creditworthy. Loans are subject to termination by the Funds or the borrower at any time, and, therefore, are not considered to be illiquid investments. For
Funds to which JPMorgan is not an affiliate, JPMorgan receives a fee based on a percentage of earnings (less any rebates paid to the borrower) derived from the investment of cash collateral, or a percentage of the fee paid by the borrower for loans collateralized by non-cash collateral. For Funds to which JPMorgan is an affiliate, JPMorgan receives a flat fee based on a percentage of the market value of loaned securities.
In accordance with guidance presented in FASB Accounting Standards Update 2014-11, Balance Sheet (Topic) 860: Repurchase-
to-Maturity Transactions, Repurchase Financings, and Disclosures, liabilities under the outstanding securities lending transactions as of April 30, 2026, which were comprised of money market funds and repurchase agreements purchased with cash collateral, as shown on each Fund's Statement of Investments, were as follows:
The Trust’s securities lending policies and procedures require that the borrower (i) deliver cash or U.S. Government securities as collateral with respect to each new loan of U.S. securities, equal to at least 102% of the value of the portfolio securities loaned, and with respect to each new loan of non-U.S. securities, collateral of at least 105% of the value of the portfolio securities loaned;
and (ii) at all times thereafter mark-to-market the collateral on a daily basis so that the market value of such collateral is at least
100% of the value of securities loaned. Cash collateral received is generally invested in money market funds and joint repurchase agreements and shown in the Statement of Investments and included in calculating the Fund’s total assets. U.S. Government securities received as collateral, if any, are held in safe-keeping by JPMorgan or The Bank of New York Mellon and cannot be sold or repledged by the Funds and accordingly are not reflected in the Fund’s total assets. For additional information on the non-cash collateral received, if any, please refer to the Statement of Investments.
The Securities Lending Agency Agreement between the Trust and JPMorgan provides that in the event of a default by a borrower with respect to any loan, the Fund may terminate the loan and JPMorgan will exercise any and all remedies provided under the applicable borrower agreement to make the Fund whole. These remedies include purchasing replacement securities by applying the collateral held from the defaulting borrower against the purchase cost of the replacement securities. If, despite such efforts by JPMorgan to exercise these remedies, the collateral is less than the purchase cost of the replacement securities, JPMorgan is responsible for such shortfall, subject to certain limitations which are set forth in detail in the Securities Lending Agency Agreement.
As of April 30, 2026, the Securities Lending Agency Agreement does not permit the Funds to enforce a netting arrangement.
(d) Joint Repurchase Agreements
During the six months ended April 30, 2026, certain Funds, along with other series of the Trust, pursuant to procedures adopted by the Board of Trustees and applicable guidance from the SEC, transferred cash collateral received from securities lending transactions, through a joint account at JPMorgan, the Funds' custodian, the daily aggregate balance of which is invested in one or more joint repurchase agreements (“repo” or collectively “repos”) collateralized by U.S. Treasury or federal agency obligations.
For repos, each Fund participates on a pro rata basis with other clients of JPMorgan in its share of the underlying collateral under such repos and in its share of proceeds from any repurchase or other disposition of the underlying collateral. In repos, the seller of a security agrees to repurchase the security at a mutually agreed-upon time and price, which reflects the effective rate of return for the term of the agreement. For repos, The Bank of New York Mellon or JPMorgan takes possession of the collateral pledged for investments in such repos. The underlying collateral is valued daily on a mark-to-market basis to ensure that the value is equal to or greater than the repurchase price, including accrued interest. In the event of default of the obligation to repurchase, the Funds have the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Funds may be delayed or limited.
Fund
Amounts of
Liabilities Presented
in the Statements
of Assets and
Liabilities
Investor Destinations Aggressive $ 59,870,209
Investor Destinations Moderately Aggressive 18,909,812
Investor Destinations Moderate 35,830,216
Investor Destinations Moderately Conservative 4,842,057
Investor Destinations Conservative 4,013,493

Investor Destination Funds - April 30, 2026 (Unaudited) - Notes to Financial Statements - 35
As of April 30, 2026, certain Funds' investment in joint repos was subject to an enforceable netting arrangement. The Funds'
proportionate holding in joint repos was as follows:
As of April 30, 2026, the joint repos on a gross basis were as follows:
CF Secured, LLC, 3.61%, dated 4/30/2026, due 5/1/2026, repurchase price $240,558,197, collateralized by U.S. Government
Treasury Securities, ranging from 0.00% - 6.13%, maturing 5/15/2026 - 2/15/2056; total market value $245,369,361.
Marex Capital Markets, Inc., 3.69%, dated 4/30/2026, due 5/1/2026, repurchase price $37,003,795, collateralized by U.S.
Government Treasury Securities, ranging from 0.00% - 4.75%, maturing 6/11/2026 - 2/15/2056; total market value $37,743,879.
Natixis Securities Americas LLC, 3.62%, dated 4/30/2026, due 5/1/2026, repurchase price $25,502,566, collateralized by U.S.
Government Treasury Securities, ranging from 0.00% - 4.88%, maturing 5/15/2026 - 2/15/2056; total market value $26,012,617.
Nomura Securities International, Inc., 3.63%, dated 4/30/2026, due 5/1/2026, repurchase price $34,003,429, collateralized by U.S. Government Treasury Securities, ranging from 0.00% - 4.38%, maturing 11/15/2026 - 2/15/2055; total market value
$34,683,833.
Santander US Capital Markets, 3.64%, dated 4/30/2026, due 5/1/2026, repurchase price $54,015,460, collateralized by
U.S. Government Treasury Securities, ranging from 1.63% - 6.25%, maturing 11/30/2026 - 2/15/2054; total market value
$55,095,772.
Santander US Capital Markets, 3.65%, dated 4/30/2026, due 5/1/2026, repurchase price $80,008,113, collateralized by U.S.
Government Agency and Treasury Securities, ranging from 0.01% - 5.00%, maturing 4/30/2027 - 7/25/2054; total market value
$81,608,282.
Investor Destinations Aggressive
Gross Amounts
not Offset in the
Statements of
Assets and
Liabilities
Counterparty
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statements of
Assets and
Liabilities
Net Amounts
of Assets Presented
in the Statements of
Assets and
Liabilities
Collateral
Received
*
Net
Amounts
of Assets
CF Secured, LLC $ 55,070,209 $ – $ 55,070,209 $ (55,070,209) $ –
Natixis Securities
Americas LLC 1,000,000 – 1,000,000 (1,000,000) –
Nomura Securities
International, Inc. 1,000,000 – 1,000,000 (1,000,000) –
Total $ 57,070,209 $ – $ 57,070,209 $ (57,070,209) $ –

36 - Notes to Financial Statements - April 30, 2026 (Unaudited) - Investor Destination Funds
Investor Destinations Moderately Aggressive
Gross Amounts
not Offset in the
Statements of
Assets and
Liabilities
Counterparty
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statements of
Assets and
Liabilities
Net Amounts
of Assets Presented
in the Statements of
Assets and
Liabilities
Collateral
Received
*
Net
Amounts
of Assets
CF Secured, LLC $ 8,109,812 $ – $ 8,109,812 $ (8,109,812) $ –
Nomura Securities
International, Inc. 5,000,000 – 5,000,000 (5,000,000) –
Santander US Capital
Markets 5,000,000 – 5,000,000 (5,000,000) –
Total $ 18,109,812 $ – $ 18,109,812 $ (18,109,812) $ –
Investor Destinations Moderate
Gross Amounts
not Offset in the
Statements of
Assets and
Liabilities
Counterparty
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statements of
Assets and
Liabilities
Net Amounts
of Assets Presented
in the Statements of
Assets and
Liabilities
Collateral
Received
*
Net
Amounts
of Assets
CF Secured, LLC $ 20,630,216 $ – $ 20,630,216 $ (20,630,216) $ –
Marex Capital
Markets, Inc. 2,000,000 – 2,000,000 (2,000,000) –
Nomura Securities
International, Inc. 1,000,000 – 1,000,000 (1,000,000) –
Santander US Capital
Markets 10,500,000 – 10,500,000 (10,500,000) –
Total $ 34,130,216 $ – $ 34,130,216 $ (34,130,216) $ –

Investor Destination Funds - April 30, 2026 (Unaudited) - Notes to Financial Statements - 37
(e) Security Transactions and Investment Income
Security transactions are accounted for on the date the security is purchased or sold. Security gains and losses are calculated on the identified cost basis. Dividend income received from the Underlying Funds is recognized on the ex-dividend date and is recorded as income on the Statements of Operations. Capital gain distributions received from the Underlying Funds are recognized on the ex-dividend date and are recorded on the Statements of Operations as such. Interest income is recognized on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts, and is recorded as such on a Fund’s
Statement of Operations. Income from non-cash dividends, if any, is recorded at the fair value of the securities and is recorded as such on a Fund’s Statement of Operations.
(f) Distributions to Shareholders
Distributions from net investment income, if any, are declared and paid quarterly. Distributions from net realized capital gains, if any, are declared and distributed at least annually. All distributions are recorded on the ex-dividend date.
Each Fund may use earnings and profits distributed to shareholders on the redemption of shares as part of the dividends paid deduction.
Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are considered either permanent or temporary. Permanent differences are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. These reclassifications have no effect upon the NAV of a Fund. Any distribution in excess of current and accumulated earnings and profits for federal income tax purposes is reported as a return of capital distribution.
Investor Destinations Moderately Conservative
Gross Amounts
not Offset in the
Statements of
Assets and
Liabilities
Counterparty
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statements of
Assets and
Liabilities
Net Amounts
of Assets Presented
in the Statements of
Assets and
Liabilities
Collateral
Received
*
Net
Amounts
of Assets
CF Secured, LLC $ 4,644,163 $ – $ 4,644,163 $ (4,644,163) $ –
Total $ 4,644,163 $ – $ 4,644,163 $ (4,644,163) $ –
Investor Destinations Conservative
Gross Amounts
not Offset in the
Statements of
Assets and
Liabilities
Counterparty
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statements of
Assets and
Liabilities
Net Amounts
of Assets Presented
in the Statements of
Assets and
Liabilities
Collateral
Received
*
Net
Amounts
of Assets
CF Secured, LLC $ 3,832,932 $ – $ 3,832,932 $ (3,832,932) $ –
Total $ 3,832,932 $ – $ 3,832,932 $ (3,832,932) $ –
* As of April 30, 2026, the value of the collateral received exceeded the market value of the Fund’s proportionate holding in the joint repos. Please refer to the Statement of Investments for the Fund’s undivided interest in each joint repo and related collateral.

38 - Notes to Financial Statements - April 30, 2026 (Unaudited) - Investor Destination Funds
(g) Federal Income Taxes
Each Fund elected to be treated as, and intends to qualify each year as, a “regulated investment company” ("RIC") by complying with the requirements of Subchapter M of the U.S. Internal Revenue Code of 1986 (the "Code"), as amended, and to make distributions of net investment income and net realized capital gains sufficient to relieve the Fund from all, or substantially all, federal income taxes. Therefore, no federal income tax provision is required.
A Fund recognizes a tax benefit from an uncertain position only if it is more likely than not that the position is sustainable, based solely on its technical merits and consideration of the relevant taxing authorities’ widely understood administrative practices and precedents. Each year, a Fund undertakes an affirmative evaluation of tax positions taken or expected to be taken in the course of preparing tax returns to determine whether it is more likely than not (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority.
The Funds file U.S. federal income tax returns and, if applicable, returns in various foreign jurisdictions in which they invest.
Generally, a Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
(h) Allocation of Expenses, Income and Gains and Losses
Expenses directly attributable to a Fund are charged to that Fund. Expenses not directly attributable to a Fund are allocated proportionally among various or all series of the Trust. Certain non asset-based expenses are estimated and accrued daily.
Expense estimate true-ups are recorded routinely and could result in negative expenses on the Statements of Operations, as applicable. Income, fund level expenses, and realized and unrealized gains or losses are allocated to each class of shares of a
Fund based on the value of the outstanding shares of that class relative to the total value of the outstanding shares of that Fund.
Expenses specific to a class (such as Rule 12b-1 and administrative services fees) are charged to that specific class.
(i) Reportable Segment Disclosure
The Principal Executive Officer acts as the Funds’ Chief Operating Decision Maker (“CODM’) and is responsible for assessing performance and allocating resources with respect to the Funds. The CODM has concluded that each Fund operates as a single operating segment since the Funds each have a single investment strategy as disclosed in its prospectus, against which the
CODM assesses performance. The financial information provided to and reviewed by the CODM is presented within the Funds’
financial statements.
3. Transactions with Affiliates
Under the terms of the Trust’s Investment Advisory Agreement, NFA manages the investment of the assets and supervises the daily business affairs of the Funds in accordance with policies and procedures established by the Board of Trustees. Each Fund pays NFA an investment advisory fee of 0.13% per year based on the Fund’s average daily net assets. Investment advisory fee and other related party transaction fees are paid monthly. For the six months ended April 30, 2026, the Funds’ effective advisory fee rate was 0.13%.
The Trust and NFA have entered into a written Expense Limitation Agreement that limits certain Funds' operating expenses
(excluding any taxes, interest, compensation payable to parties not affiliated with the Adviser for the recovery of tax reclaims, brokerage commissions, Rule 12b-1 fees, acquired fund fees and expenses, short-sale dividend expenses, administrative services fees, other expenses which are capitalized in accordance with generally accepted accounting principles and expenses incurred by a Fund in connection with any merger or reorganization, and may exclude other nonroutine expenses not incurred in the ordinary course of a Fund’s business) from exceeding 0.25% for each share class until at least March 2, 2027.
NFA may request and receive reimbursement from a Fund for advisory fees waived or other expenses reimbursed by NFA pursuant to the Expense Limitation Agreement at a date not to exceed three years from the date on which the corresponding waiver or reimbursement to the Fund was made. However, no reimbursement may be made unless: (i) the Fund’s assets exceed $100 million and (ii) the total annual expense ratio of the class making such reimbursement is no higher than the amount of the expense limitation that was in place at the time NFA waived the fees or reimbursed the expenses and does not cause the expense ratio to exceed the current expense limitation. Reimbursement by a Fund of amounts previously waived or reimbursed by NFA is not permitted except as provided for in the Expense Limitation Agreement. The Expense Limitation Agreement may be changed or eliminated only with the consent of the Board of Trustees.

Investor Destination Funds - April 30, 2026 (Unaudited) - Notes to Financial Statements - 39
As of April 30, 2026, the Funds had no cumulative potential reimbursements which could be reimbursed to NFA and therefore no amounts were reimbursed to NFA pursuant to the Expense Limitation Agreement. The Funds have not recorded a commitment or contingent liability.
NFM, a wholly owned subsidiary of NFS Distributors, Inc. (“NFSDI”) (a wholly owned subsidiary of NFS), provides various administrative and accounting services for the Funds and serves as Transfer and Dividend Disbursing Agent for the Funds. NFM
has entered into agreements with third-party service providers to provide certain sub-administration and sub-transfer agency services to the Funds. NFM pays the service providers a fee for these services.
Under the terms of a Joint Fund Administration and Transfer Agency Agreement, the fees for such services are based on the sum of the following: (i) the amount payable by NFM to its sub-administrator and sub-transfer agent; and (ii) a percentage of the combined average daily net assets of the Trust and Nationwide Variable Insurance Trust (“NVIT”), a Delaware statutory trust and registered investment company that is affiliated with the Trust, according to the following fee schedule.
For the six months ended April 30, 2026, NFM earned an aggregate of $406,291 in fees from the Funds under the Joint Fund
Administration and Transfer Agency Agreement.
Under the terms of the Joint Fund Administration and Transfer Agency Agreement and a letter agreement between NFM and the
Trust, the Trust has agreed to reimburse NFM for certain costs related to each Fund’s portion of ongoing administration, monitoring and annual (compliance audit) testing of the Trust’s Rule 38a-1 Compliance Program subject to the pre-approval of the Trust’s
Audit Committee. These costs are allocated among the series of the Trust based upon their relative net assets. For the six months ended April 30, 2026, the Funds’ aggregate portion of such costs amounted to $5,549.
In addition, the Trust pays out-of-pocket expenses reasonably incurred by NFM in providing services to the Funds and the Trust, including, but not limited to, the cost of pricing services that NFM utilizes and networking fees paid to broker-dealers that provide sub-accounting and sub-transfer agency services to their customers who are Fund shareholders. Such services, which are not otherwise provided by NFM, generally include individual account maintenance and recordkeeping, dividend disbursement, responding to shareholder calls and inquiries, providing statements and transaction confirmations, tax reporting, and other shareholder services. Depending on the nature and quality of the services provided, fees for these services may range from $4 to
$20 per customer per year.
Under the terms of a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act, Nationwide Fund Distributors LLC (“NFD”),
the Funds’ principal underwriter, is compensated by the Funds for expenses associated with the distribution of certain classes of shares of the Funds. NFD is a wholly owned subsidiary of NFSDI. These fees are based on average daily net assets of the respective class of the Funds at an annual rate of 0.25% for Class A shares, 0.50% for Class R shares, and 0.25% for Service
Class shares of each Fund. Class R6 and Institutional Service Class shares do not pay a distribution fee.
Pursuant to an Underwriting Agreement, NFD serves as principal underwriter of the Funds in the continuous distribution of its shares and receives commissions in the form of a front-end sales charge on Class A shares. These fees are deducted from, and are not included in, proceeds from sales of Class A shares of the Funds. From these fees, NFD pays sales commissions, salaries and other expenses in connection with generating new sales of Class A shares of the Funds. The Funds' Class A sales charges range from 0.00% to 5.75% based on the amount purchased. During the six months ended April 30, 2026, the Funds imposed aggregate front-end sales charges of $79,961. From these fees, NFD retained a portion amounting to $10,136.
NFD also receives fees in the form of contingent deferred sales charges (“CDSCs”) on Class A shares . Any CDSC is based on the original purchase price or the current market value of the shares being redeemed, whichever is less. A CDSC is imposed on Class
A shares for certain redemptions made within 18 months of purchase. Applicable Class A CDSCs are 1.00% for all Funds. During
the six months ended April 30, 2026, the Funds did not impose CDSCs.
Under the terms of an Administrative Services Plan, the Funds pay fees to servicing organizations, such as broker-dealers, including NFS, and financial institutions, that agree to provide administrative support services to the shareholders of certain classes. These services may include, but are not limited to, the following: (i) establishing and maintaining shareholder accounts;
(ii) processing purchase and redemption transactions; (iii) arranging bank wires; (iv) performing shareholder sub-accounting; (v)
answering inquiries regarding the Funds; and (vi) other such services. These fees are calculated at an annual rate of up to 0.25%
of the average daily net assets of Class A, Class R, Institutional Service Class and Service Class shares of each Fund.
Combined Fee Schedule
Up to $25 billion 0.025%
$25 billion and more 0.020

40 - Notes to Financial Statements - April 30, 2026 (Unaudited) - Investor Destination Funds
For the six months ended April 30, 2026, the effective rates for administrative services fees were as follows:
For the six months ended April 30, 2026, each Fund’s total administrative services fees were as follows:
As of April 30, 2026, NFA or its affiliates directly held the percentage of the shares outstanding of the applicable Fund as indicated
in the following table.
During the year ended October 31, 2022, NFA agreed to make contributions to the Funds to offset capital losses incurred by the
Funds on the sale of certain securities. The contributions to the Funds were as follows:
Fund Class A Class R
Institutional
Service Class Service Class
Investor Destinations Aggressive 0.08% 0.14% 0.11% 0.15%
Investor Destinations Moderately Aggressive 0.08 0.14 0.10 0.15
Investor Destinations Moderate 0.06 0.15 0.09 0.15
Investor Destinations Moderately Conservative 0.06 0.14 0.10 0.14
Investor Destinations Conservative 0.08 0.15 0.06 0.15
Fund Amount
Investor Destinations Aggressive $ 261,671
Investor Destinations Moderately Aggressive 326,091
Investor Destinations Moderate 216,226
Investor Destinations Moderately Conservative 61,451
Investor Destinations Conservative 90,362
Fund
% of Shares
Outstanding
Owned
Investor Destinations Aggressive 86 .67%
Investor Destinations Moderately Aggressive 84 .46
Investor Destinations Moderate 80 .18
Investor Destinations Moderately Conservative 74 .13
Investor Destinations Conservative 55 .06
Fund Amount
Investor Destinations Aggressive $ 352,223
Investor Destinations Moderately Aggressive 416,029
Investor Destinations Moderate 237,709
Investor Destinations Moderately Conservative 82,930
Investor Destinations Conservative 95,348

Investor Destination Funds - April 30, 2026 (Unaudited) - Notes to Financial Statements - 41
4. Investments in Affiliated Issuers
Each Fund invests in Class R6 shares of the affiliated Underlying Funds. The Funds’ transactions in the shares of affiliated
Underlying Funds during the six months ended April 30, 2026 were as follows:
Investor Destinations Aggressive
Security Description
Shares/Principal
at April 30, 2026
Market Value
October 31, 2025
($)
Purchases at
Cost *
($)
Proceeds from
Sales
($)
Net Realized
Gains (Losses)
($)
Change in
Unrealized
Appreciation/
Depreciation
($)
Market Value
April 30, 2026
($)
Dividend/Interest
Income
($)
Capital Gain
Distributions
($)
Nationwide Fundamental
All Cap Equity Portfolio,
Class R6 8,199,247 127,537,817 16,049,122 (25,868,328) 3,769,096 (11,371,824) 110,115,883 563,209 10,926,622
Nationwide GQG US Quality
Equity Fund, Class R6 905,616 12,651,439 1,470,490 (1,746,345) 23,016 1,031,688 13,430,288 242,843 333,439
Nationwide International
Equity Portfolio, Class R6 6,070,576 81,505,406 11,054,288 (10,312,877) 599,555 4,509,214 87,355,586 6,449,884 1,298,913
Nationwide International
Index Fund, Class R6 6,600,197 69,577,347 7,653,103 (6,709,373) 316,349 3,018,782 73,856,208 1,820,524 2,297,538
Nationwide Large Cap Equity
Portfolio, Class R6 7,140,154 74,148,802 5,241,801 (3,567,193) 12,840 4,276,283 80,112,533 932,464 222,804
Nationwide Mid Cap Market
Index Fund, Class R6 3,545,824 79,245,934 8,801,439 (27,058,238) 1,632,688 (1,633,648) 60,988,175 502,528 8,231,695
Nationwide U.S. 130/30
Equity Portfolio, Class R6 6,317,944 77,054,649 15,756,699 (6,968,784) 139,692 (5,618,010) 80,364,246 2,431,093 9,708,850
Nationwide Bond Portfolio,
Class R6 3,159,554 44,497,044 2,206,121 (18,486,647) (289,674) (817,873) 27,108,971 1,407,540 —
Nationwide Loomis Core
Bond Fund, Class R6 708,738 6,573,394 394,301 (162,622) (25,080) (89,507) 6,690,486 144,803 —
Total 572,791,832 68,627,364 (100,880,407) 6,178,482 (6,694,895) 540,022,376 14,494,888 33,019,861
Investor Destinations Moderately Aggressive
Security Description
Shares/Principal
at April 30, 2026
Market Value
October 31, 2025
($)
Purchases at
Cost *
($)
Proceeds from
Sales
($)
Net Realized
Gains (Losses)
($)
Change in
Unrealized
Appreciation/
Depreciation
($)
Market Value
April 30, 2026
($)
Dividend/Interest
Income
($)
Capital Gain
Distributions
($)
Nationwide Strategic Income
Fund, Class R6 690,135 6,908,001 354,632 (217,097) 2,163 (35,929) 7,011,770 205,196 —
Nationwide Fundamental
All Cap Equity Portfolio,
Class R6 6,088,084 144,360,143 11,446,767 (66,960,303) 11,554,661 (18,638,300) 81,762,968 420,359 8,185,095
Nationwide GQG US Quality
Equity Fund, Class R6 936,037 12,874,765 1,258,568 (1,317,530) 37,248 1,028,373 13,881,424 250,509 343,160
Nationwide International
Equity Portfolio, Class R6 8,485,210 101,487,527 29,990,383 (16,659,095) 523,266 6,760,086 122,102,167 9,031,102 1,818,734
Nationwide International
Index Fund, Class R6 8,793,642 81,753,576 21,348,612 (9,382,262) 364,180 4,316,748 98,400,854 2,430,883 3,067,822
Nationwide Large Cap Equity
Portfolio, Class R6 9,208,740 85,589,005 17,592,593 (5,632,130) 50,387 5,722,213 103,322,068 1,218,074 291,048
Nationwide Mid Cap Market
Index Fund, Class R6 3,176,341 71,163,129 8,264,344 (24,761,093) 1,526,192 (1,559,513) 54,633,059 451,881 7,418,052
Nationwide U.S. 130/30
Equity Portfolio, Class R6 8,115,066 93,899,425 26,670,954 (10,504,704) (177,462) (6,664,576) 103,223,637 3,154,662 12,595,954
Nationwide Bond Portfolio,
Class R6 17,213,686 174,887,713 9,576,743 (32,202,275) (1,096,134) (3,472,621) 147,693,426 5,519,499 —
Nationwide Loomis Core
Bond Fund, Class R6 1,916,417 18,381,125 805,071 (783,710) (118,087) (193,422) 18,090,977 394,445 —
Total 791,304,409 127,308,667 (168,420,199) 12,666,414 (12,736,941) 750,122,350 23,076,610 33,719,865

42 - Notes to Financial Statements - April 30, 2026 (Unaudited) - Investor Destination Funds
Investor Destinations Moderate
Security Description
Shares/Principal
at April 30, 2026
Market Value
October 31, 2025
($)
Purchases at
Cost *
($)
Proceeds from
Sales
($)
Net Realized
Gains (Losses)
($)
Change in
Unrealized
Appreciation/
Depreciation
($)
Market Value
April 30, 2026
($)
Dividend/Interest
Income
($)
Capital Gain
Distributions
($)
Nationwide Strategic Income
Fund, Class R6 626,937 4,972,623 1,827,032 (398,659) 1,118 (32,436) 6,369,678 171,451 —
Nationwide Fundamental
All Cap Equity Portfolio,
Class R6 4,872,070 69,582,509 10,053,476 (9,719,495) 1,144,445 (5,629,030) 65,431,905 343,414 6,667,048
Nationwide GQG US Quality
Equity Fund, Class R6 424,136 5,810,869 534,631 (527,121) 5,747 465,812 6,289,938 114,074 154,497
Nationwide International
Equity Portfolio, Class R6 4,305,433 61,159,855 6,871,359 (9,707,220) 763,869 2,867,316 61,955,179 4,573,361 921,009
Nationwide International
Index Fund, Class R6 4,340,769 48,122,020 3,757,308 (5,473,017) 398,492 1,768,397 48,573,200 1,198,594 1,512,649
Nationwide Large Cap Equity
Portfolio, Class R6 4,334,883 40,353,625 9,216,376 (3,725,534) 83,974 2,708,951 48,637,392 578,994 138,346
Nationwide Mid Cap Market
Index Fund, Class R6 1,357,938 30,641,979 3,711,923 (10,999,815) 1,144,224 (1,141,773) 23,356,538 193,871 3,186,923
Nationwide U.S. 130/30
Equity Portfolio, Class R6 3,820,052 41,934,092 15,873,768 (6,079,407) (349,103) (2,788,293) 48,591,057 1,500,859 5,987,307
Nationwide Bond Portfolio,
Class R6 16,323,495 137,308,385 13,981,513 (7,506,874) (264,750) (3,462,687) 140,055,587 4,344,701 —
Nationwide Inflation-
Protected Securities Fund,
Class R6 700,103 6,566,631 183,773 (344,368) (28,031) 6,932 6,384,937 82,259 —
Nationwide Loomis Core
Bond Fund, Class R6 4,017,825 32,450,155 7,519,257 (1,389,565) (210,144) (441,432) 37,928,271 776,639 —
Nationwide Loomis Short
Term Bond Fund, Class
R6 4,279,018 24,385,156 20,378,231 (1,715,426) (7,554) (250,227) 42,790,180 723,410 —
Total 503,287,899 93,908,647 (57,586,501) 2,682,287 (5,928,470) 536,363,862 14,601,627 18,567,779
Investor Destinations Moderately Conservative
Security Description
Shares/Principal
at April 30, 2026
Market Value
October 31, 2025
($)
Purchases at
Cost *
($)
Proceeds from
Sales
($)
Net Realized
Gains (Losses)
($)
Change in
Unrealized
Appreciation/
Depreciation
($)
Market Value
April 30, 2026
($)
Dividend/Interest
Income
($)
Capital Gain
Distributions
($)
Nationwide Strategic Income
Fund, Class R6 254,382 1,654,938 1,121,268 (178,651) 200 (13,235) 2,584,520 65,527 —
Nationwide Fundamental
All Cap Equity Portfolio,
Class R6 1,116,184 14,676,943 3,443,627 (2,099,468) (892) (1,029,864) 14,990,346 81,512 1,591,492
Nationwide International
Equity Portfolio, Class R6 1,163,332 15,877,635 3,651,225 (3,779,021) 152,940 837,573 16,740,352 1,277,858 257,342
Nationwide International
Index Fund, Class R6 913,242 9,809,223 1,636,753 (1,688,133) 74,613 386,723 10,219,179 260,044 328,181
Nationwide Large Cap Equity
Portfolio, Class R6 961,108 8,818,980 3,030,701 (1,706,484) 38,494 601,945 10,783,636 134,000 32,018
Nationwide Mid Cap Market
Index Fund, Class R6 283,012 6,673,222 848,208 (2,639,709) 371,928 (385,841) 4,867,808 41,841 694,654
Nationwide U.S. 130/30
Equity Portfolio, Class R6 846,962 10,045,985 3,617,745 (2,124,174) (32,409) (733,784) 10,773,363 346,485 1,385,681
Nationwide Bond Portfolio,
Class R6 6,295,420 53,281,436 7,150,847 (4,961,125) (313,299) (1,143,156) 54,014,703 1,690,627 —
Nationwide Inflation-
Protected Securities Fund,
Class R6 680,245 6,587,630 126,038 (486,257) (36,731) 13,153 6,203,833 82,875 —
Nationwide Loomis Core
Bond Fund, Class R6 1,742,047 13,207,611 4,662,825 (1,142,092) (168,155) (115,268) 16,444,921 328,870 —
Nationwide Loomis Short
Term Bond Fund, Class
R6 2,164,443 16,465,391 7,042,221 (1,740,137) (479) (122,565) 21,644,431 401,585 —
Total 157,098,994 36,331,458 (22,545,251) 86,210 (1,704,319) 169,267,092 4,711,224 4,289,368

Investor Destination Funds - April 30, 2026 (Unaudited) - Notes to Financial Statements - 43
Further information about each affiliated Underlying Fund may be found in such affiliated Underlying Fund’s most recent semi-
annual report to shareholders, which is available at www.nationwide.com/mutualfunds or at the SEC's website at www.sec.gov.
5. Line of Credit and Interfund Lending
The Trust and NVIT (together, the “Trusts”) renewed the credit agreement with JPMorgan, The Bank of New York Mellon, and Wells
Fargo Bank National Association (the “Lenders”), permitting the Trusts, in aggregate, to borrow up to $100,000,000. Advances taken by a Fund under this arrangement would be primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. The line of credit requires a commitment fee of 0.15% per year on $100,000,000. Such commitment fee shall be payable quarterly in arrears on the last business day of each March, June, September and December and on the termination date.
Borrowings under this arrangement accrued interest at the Federal Funds Rate plus the applicable margin. Interest costs, if any, would be shown on the Statement of Operations. No compensating balances are required under the terms of the line of credit. In addition, a Fund may not draw any portion of the line of credit that is provided by a bank that is an affiliate of the Fund’s subadviser, if applicable. In addition to any rights and remedies of the Lenders provided by law, each Lender has the right, upon any amount becoming due and payable by the Fund, to set-off as appropriate and apply all deposits and credits held by or owing to such
Lender against such amount, subject to the terms of the credit agreement. The line of credit is renewed annually, and next expires on July 1, 2026. During the six months ended April 30, 2026, the Funds had no borrowings under the line of credit.
Pursuant to an exemptive order issued by the SEC (the “Order”), the Funds may participate in an interfund lending program among
Funds managed by NFA. The program allows the participating Funds to borrow money from and loan money to each other for temporary purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending Funds as compared to rates available through short-term bank loans or investments in overnight repurchase agreements and money market funds, respectively, as detailed in the Order. Further, a Fund may participate in the program only if and to the extent that such participation is consistent with its investment objectives and limitations. Interfund loans have a maximum duration of seven days and may be called on one business day's notice. During the six months ended April 30, 2026, none of the Funds engaged in interfund lending.
Investor Destinations Conservative
Security Description
Shares/Principal
at April 30, 2026
Market Value
October 31, 2025
($)
Purchases at
Cost *
($)
Proceeds from
Sales
($)
Net Realized
Gains (Losses)
($)
Change in
Unrealized
Appreciation/
Depreciation
($)
Market Value
April 30, 2026
($)
Dividend/Interest
Income
($)
Capital Gain
Distributions
($)
Nationwide Strategic Income
Fund, Class R6 583,022 3,852,292 2,651,284 (550,448) 1,932 (31,558) 5,923,502 150,857 —
Nationwide Fundamental
All Cap Equity Portfolio,
Class R6 465,910 6,275,448 1,377,898 (985,850) 97,238 (507,556) 6,257,178 32,761 627,849
Nationwide International
Equity Portfolio, Class R6 554,850 7,114,682 2,402,080 (2,025,946) 70,815 422,666 7,984,297 578,470 116,496
Nationwide International
Index Fund, Class R6 667,405 5,107,316 3,587,708 (1,612,228) 62,570 322,894 7,468,260 180,662 227,999
Nationwide Large Cap Equity
Portfolio, Class R6 531,017 4,073,093 2,517,217 (996,270) 19,585 344,388 5,958,013 69,965 16,717
Nationwide Mid Cap Market
Index Fund, Class R6 193,413 4,690,611 709,809 (2,078,683) 599,335 (594,372) 3,326,700 28,693 471,962
Nationwide U.S. 130/30
Equity Portfolio, Class R6 467,951 5,475,769 2,131,489 (1,266,873) 4,806 (392,854) 5,952,337 183,668 729,104
Nationwide Bond Portfolio,
Class R6 8,583,088 74,011,197 8,451,842 (6,827,548) (788,880) (1,203,714) 73,642,897 2,319,758 —
Nationwide Inflation-
Protected Securities Fund,
Class R6 1,299,493 12,688,742 236,216 (1,029,948) (55,313) 11,683 11,851,380 158,740 —
Nationwide Loomis Core
Bond Fund, Class R6 2,879,016 24,143,886 5,644,054 (2,139,525) (6,380) (464,126) 27,177,909 566,730 —
Nationwide Loomis Short
Term Bond Fund, Class
R6 3,318,723 31,945,511 4,777,795 (3,358,160) (2,614) (175,302) 33,187,230 674,594 —
Total 179,378,547 34,487,392 (22,871,479) 3,094 (2,267,851) 188,729,703 4,944,898 2,190,127
*
Purchases include reinvestment of income and realized gain distributions, as applicable.

44 - Notes to Financial Statements - April 30, 2026 (Unaudited) - Investor Destination Funds
6. Investment Transactions
For the six months ended April 30, 2026, purchases and sales of securities (excluding short-term securities) were as follows:
7. Portfolio Investment Risks
(a) Risks Associated with Underlying Funds
The Underlying Funds in which the Funds invest may apply any of a variety of investment strategies and may invest in a broad range of asset classes, securities and other investments to attempt to achieve their designated investment goals. The foregoing is not intended to be a complete discussion of all risks associated with the investment strategies of the Funds. Please refer to the current prospectus for a discussion of the risks associated with investing in the Funds. In addition, information about the risks of an investment in each affiliated Underlying Fund may be found in such Underlying Fund’s semi-annual report to shareholders, which is available at www.nationwide.com/mutualfunds for series of the Trust or at the SEC's website at www.sec.gov.
Additional information about derivatives-related risks, if applicable to the Underlying Fund, may also be found in each such affiliated Underlying Fund’s semi-annual report to shareholders.
8. Indemnifications
Under the Trust’s organizational documents, the Trust’s Officers and Trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into indemnification agreements with its
Trustees and certain of its Officers. Trust Officers receive no compensation from the Trust for serving as its Officers. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications.
The Trust’s maximum liability under these arrangements is unknown, as this would involve future claims made against the Trust.
Based on experience, however, the Trust expects the risk of loss to be remote.
9. New Accounting Pronouncements
On September 20, 2023, the SEC adopted amendments to the current rule regarding registered fund names, as well as certain forms and disclosure requirements. The amendments are intended to modernize and enhance the investor protections provided by Rule 35d-1 under the 1940 Act given the important information that fund names can convey to investors. Management is currently evaluating the implications of the new rule and the impact on the Funds’ financial statement disclosures and reporting requirements.
10. Other Matters
Each Fund is a shareholder of its Underlying Funds. The Underlying Funds do not charge a Fund any sales charge for buying or selling Underlying Fund shares. However, a Fund indirectly pays a portion of the operating expenses of each Underlying Fund in which it invests, including management, administration and custodian fees of the Underlying Funds. These expenses are deducted from each Underlying Fund’s net assets before its share price is calculated and are in addition to the fees and expenses of a Fund.
Actual indirect expenses vary depending on how a Fund’s assets are allocated among the Underlying Funds.
Fund Purchases
*
Sales
Investor Destinations Aggressive $ 107,015,837 $ 112,271,774
Investor Destinations Moderately Aggressive 168,182,803 182,669,016
Investor Destinations Moderate 106,162,721 98,281,770
Investor Destinations Moderately Conservative 45,093,742 48,654,410
Investor Destinations Conservative 44,239,060 39,717,527
* Purchases include reinvestments of income and realized gain distributions, as applicable.

Investor Destination Funds - April 30, 2026 (Unaudited) - Notes to Financial Statements - 45
11. Other
As of April 30, 2026, the Funds had individual shareholder accounts and/or omnibus shareholder accounts (comprising a group of individual shareholders), which held more than 10% of the total shares outstanding of the Funds as detailed in the following table.
12. Federal Tax Information
As of April 30, 2026, the tax cost of investments and the breakdown of unrealized appreciation/(depreciation) for each Fund was as follows:
13. Subsequent Events
Management has evaluated the impact of subsequent events on the Funds and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.
Fund % of Shares
Number of
Accounts
Investor Destinations Aggressive 49.79% 3(a)
Investor Destinations Moderately Aggressive 41.15 2(a)
Investor Destinations Moderate 39.97 2(a)
Investor Destinations Moderately Conservative 33.74 1(a)
Investor Destinations Conservative 21.92 1(a)
(a) All or a portion of the accounts are the accounts of affiliated funds.
Fund
Tax Cost of
Investments
Unrealized
Appreciation
Unrealized
Depreciation
Net Unrealized
Appreciation/
(Depreciation)
Investor Destinations Aggressive $ 609,370,531 $ 137,960,919 $ (689,976) $ 137,270,943
Investor Destinations Moderately Aggressive 794,978,619 149,294,771 (2,216,086) 147,078,685
Investor Destinations Moderate 603,411,504 80,797,503 (6,217,687) 74,579,816
Investor Destinations Moderately Conservative 196,449,953 17,354,687 (1,654,007) 15,700,680
Investor Destinations Conservative 236,453,917 9,360,417 (4,659,527) 4,700,890

P.O. Box 701
Milwaukee, WI 53201-0701
nationwide.com/mutualfunds
SAR-ID (6-26)
You may request, free of charge, a paper or electronic copy of the Fund's summary prospectus, statutory prospectus, Statement of Additional Information (SAI), shareholder report at
https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html , and financial statements and other information filed with the Securities and Exchange Commission on Form N-CSR by calling 1-800-848-0920 or by contacting your financial intermediary.
These documents outline investment objectives, risks, fees, charges and expenses, and other information that you should read and consider carefully before investing.
Distributor
Nationwide Funds are distributed by Nationwide Fund Distributors LLC (NFD), Member FINRA, Columbus, Ohio. Nationwide Life
Insurance Company, Nationwide Life and Annuity Company, Nationwide Investment Services Corporation, and Nationwide Fund
Distributors are separate but affiliated companies. Except for Nationwide Asset Management, LLC, NFD is not affiliated with any subadviser retained by Nationwide Fund Advisors.
Nationwide, the Nationwide N and Eagle, and Nationwide is on your side are service marks of Nationwide Mutual Insurance
Company .
© 202 6 Nationwide Mutual Insurance Company and affiliated companies.

Semi-Annual Financial Statements
April 30, 2026 (Unaudited)
Nationwide Mutual Funds
Fixed Income Funds
Nationwide Government Money Market Fund
Nationwide Inflation-Protected Securities Fund
Nationwide Invesco Core Plus Bond Fund
(formerly, Nationwide BNY Mellon Core Plus Bond Fund)
Nationwide Loomis Core Bond Fund
Nationwide Loomis Short Term Bond Fund
IMPORTANT INFORMATION
If you wish to receive shareholder reports and other Fund documents electronically, you may elect e-Delivery by:
- Call 1-800-848-0920
- Logging in to your account at https://www.nationwide.com/personal/investing/mutual-funds/
and selecting Log in
- Contacting your financial intermediary (such as your broker-dealer or bank).
You can access the Fund’s most recent shareholder report and other Fund documents online at:
https://www.nationwide.com/personal/investing/mutual-funds/prospectuses-fund-documents/

Nationwide Funds
®
Important Disclosure Information
Third-party information has been obtained from sources that Nationwide Fund Advisors (NFA), the Funds' investment adviser, believes to be reliable. Portfolio composition is as of the date of this report and is subject to change at any time without notice.
NFA, its affiliated advisers, and their employees may hold positions in the securities discussed in this report.
This material is not a recommendation to buy, sell, hold, or roll over any asset, adopt any investment strategy, retain any investment manager, or use any particular account type. Investors should discuss their specific circumstances with their financial professional.
Statement Regarding Availability of Quarterly Portfolio Holdings
The Trust files complete schedules of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-PORT. In addition, the Nationwide Government Money Market Fund files a complete schedule of portfolio holdings each month on Form N-MFP. These filings are available on the Securities and Exchange Commission's website at http://www.sec.gov/ .
Copies of the Funds' first- and third-quarter portfolio holdings and other Fund documents are also available free of charge at:
https://www.nationwide.com/personal/investing/mutual-funds/prospectuses-fund-documents/
You may also request this information free of charge by calling 1-800-848-0920.
Statement Regarding Availability of Proxy Voting Record
Federal law requires the Trust and each of its investment advisers and subadvisers to adopt proxy voting policies and procedures and to provide a summary of those policies and procedures.
Information about the Funds' proxy voting policies and procedures, as well as how the Funds voted for proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available free of charge:
- By calling 1-800-848-0920
- At https://www.nationwide.com/personal/investing/mutual-funds/proxy-voting/
- On the Securities and Exchange Commission's website at http://www.sec.gov/

Statements of Investments 2
Statements of Assets and Liabilities 60
Statements of Operations 64
Statements of Changes in Net Assets 66
Financial Highlights 74
Notes to Financial Statements 79

2 - Statements of Investments - April 30, 2026 (Unaudited) - Nationwide Government Money Market Fund
U.S. Government Agency Securities 16 .1%
Principal
Amount ($) Value ($)
FFCB
(SOFR + 0.01%), 3.64%,
5/20/2026(a) 1,300,000 1,300,000
(SOFR + 0.14%), 3.77%,
9/25/2026(a) 600,000 600,000
(SOFR + 0.14%), 3.77%,
12/2/2026(a) 1,700,000 1,700,000
(SOFR + 0.09%), 3.72%,
5/12/2027(a) 1,100,000 1,100,000
(SOFR + 0.09%), 3.72%,
3/24/2028(a) 1,000,000 1,000,000
(SOFR + 0.09%), 3.72%,
4/7/2028(a) 1,400,000 1,400,000
FHLB
(SOFR + 0.02%), 3.65%,
5/7/2026(a) 2,000,000 2,000,000
(SOFR + 0.00%), 3.63%,
5/20/2026(a) 3,600,000 3,600,000
(SOFR + 0.01%), 3.64%,
5/20/2026(a) 1,000,000 1,000,000
(SOFR + 0.03%), 3.66%,
5/28/2026(a) 2,000,000 2,000,000
(SOFR + 0.01%), 3.64%,
6/2/2026(a) 1,300,000 1,300,000
(SOFR + 0.02%), 3.65%,
6/18/2026(a) 1,400,000 1,400,000
(SOFR + 0.03%), 3.66%,
6/29/2026(a) 1,400,000 1,400,000
3.56%, 6/30/2026 2,000,000 1,988,350
(SOFR + 0.00%), 3.63%,
7/6/2026(a) 1,400,000 1,400,000
3.56%, 7/8/2026 1,100,000 1,092,734
(SOFR + 0.01%), 3.64%,
7/10/2026(a) 1,000,000 1,000,000
3.56%, 7/17/2026 1,200,000 1,191,017
3.60%, 7/22/2026 1,000,000 991,950
3.61%, 7/24/2026 1,000,000 991,733
(SOFR + 0.01%), 3.64%,
8/13/2026(a) 2,100,000 2,100,000
(SOFR + 0.02%), 3.65%,
8/18/2026(a) 1,300,000 1,300,000
(SOFR + 0.01%), 3.64%,
8/21/2026(a) 6,000,000 6,000,000
(SOFR + 0.02%), 3.65%,
8/24/2026(a) 2,400,000 2,400,000
3.61%, 9/9/2026 2,100,000 2,072,910
(SOFR + 0.14%), 3.77%,
9/10/2026(a) 1,000,000 1,000,000
(SOFR + 0.14%), 3.77%,
9/14/2026(a) 1,000,000 1,000,000
(SOFR + 0.02%), 3.65%,
9/18/2026(a) 1,000,000 1,000,000
(SOFR + 0.14%), 3.77%,
9/18/2026(a) 1,500,000 1,500,000
(SOFR + 0.02%), 3.65%,
9/28/2026(a) 1,200,000 1,200,000
3.69%, 10/7/2026 1,800,000 1,771,181
(SOFR + 0.03%), 3.66%,
10/19/2026(a) 1,200,000 1,200,000
(SOFR + 0.03%), 3.66%,
10/22/2026(a) 1,000,000 1,000,000
3.68%, 10/28/2026 1,500,000 1,472,925
U.S. Government Agency Securities
Principal
Amount ($) Value ($)
FHLB
(SOFR + 0.02%), 3.65%,
10/29/2026(a) 1,200,000 1,200,000
(SOFR + 0.03%), 3.66%,
11/2/2026(a) 2,000,000 2,000,000
(SOFR + 0.03%), 3.66%,
11/5/2026(a) 1,500,000 1,500,000
3.80%, 11/6/2026 5,400,000 5,400,000
3.84%, 11/6/2026 2,700,000 2,700,000
(SOFR + 0.02%), 3.65%,
11/9/2026(a) 1,400,000 1,400,000
(SOFR + 0.03%), 3.66%,
11/24/2026(a) 1,000,000 1,000,000
3.81%, 12/4/2026 2,600,000 2,600,000
3.83%, 12/4/2026 2,500,000 2,500,000
(SOFR + 0.03%), 0.00%,
12/8/2026(a) 1,000,000 1,000,000
(SOFR + 0.04%), 3.67%,
12/17/2026(a) 2,300,000 2,300,000
(SOFR + 0.05%), 3.68%,
12/23/2026(a) 1,500,000 1,499,845
(SOFR + 0.04%), 3.67%,
12/28/2026(a) 1,300,000 1,300,000
3.70%, 1/21/2027 1,200,000 1,168,200
(SOFR + 0.10%), 3.73%,
3/16/2027(a) 1,400,000 1,400,000
(SOFR + 0.05%), 3.68%,
5/20/2027(a) 1,000,000 1,000,000
(SOFR + 0.15%), 3.78%,
8/26/2027(a) 1,000,000 1,000,000
(SOFR + 0.14%), 3.77%,
9/23/2027(a) 1,000,000 1,000,000
(SOFR + 0.18%), 3.81%,
10/8/2027(a) 2,400,000 2,400,000
(SOFR + 0.15%), 3.78%,
11/19/2027(a) 1,700,000 1,700,000
(SOFR + 0.09%), 3.72%,
3/30/2028(a) 1,000,000 1,000,000
FHLMC, (SOFR + 0.14%),
3.77%, 10/16/2026(a) 2,000,000 2,000,000
FNMA
(SOFR + 0.10%), 3.73%,
6/18/2026(a) 1,300,000 1,300,000
(SOFR + 0.14%), 3.77%,
9/11/2026(a) 1,000,000 1,000,000
(SOFR + 0.14%), 3.77%,
10/23/2026(a) 1,000,000 1,000,000
(SOFR + 0.14%), 3.77%,
11/20/2026(a) 1,500,000 1,500,000
(SOFR + 0.14%), 3.77%,
12/11/2026(a) 1,000,000 1,000,000
Total U.S. Government Agency Securities
(cost $98,340,845)
98,340,845
U.S. Treasury Obligations 37 .7%
U.S. Treasury Bills
3.61%, 5/5/2026 6,300,000 6,297,492
3.71%, 5/7/2026 6,000,000 5,996,332
3.65%, 5/12/2026 1,600,000 1,598,228
3.85%, 5/14/2026 10,700,000 10,685,432
3.60%, 5/19/2026 1,500,000 1,497,330

Nationwide Government Money Market Fund - April 30, 2026 (Unaudited) - Statements of Investments - 3
U.S. Treasury Obligations
Principal
Amount ($) Value ($)
U.S. Treasury Bills
3.78%, 5/21/2026 3,000,000 2,993,817
3.62%, 5/26/2026 2,500,000 2,493,785
3.74%, 5/28/2026 4,400,000 4,387,889
3.69%, 6/4/2026 10,400,000 10,364,332
3.64%, 6/9/2026 3,000,000 2,988,316
3.65%, 6/11/2026 2,000,000 1,991,846
3.64%, 6/16/2026 6,000,000 5,972,438
3.64%, 6/23/2026 3,100,000 3,083,593
3.55%, 6/25/2026 3,200,000 3,182,962
3.63%, 6/30/2026 2,100,000 2,087,435
3.56%, 7/2/2026 2,800,000 2,783,122
4.09%, 7/9/2026 3,700,000 3,672,165
3.64%, 7/14/2026 3,900,000 3,871,140
3.58%, 7/23/2026 6,000,000 5,951,307
3.56%, 8/13/2026 1,700,000 1,682,811
3.67%, 8/18/2026 3,000,000 2,967,073
3.65%, 8/25/2026 1,200,000 1,186,041
0.00%, 9/1/2026 3,000,000 2,964,102
3.60%, 9/3/2026 2,500,000 2,469,314
3.60%, 9/10/2026 3,400,000 3,355,930
3.64%, 9/17/2026 2,000,000 1,972,432
3.70%, 9/24/2026 3,000,000 2,955,835
3.67%, 10/1/2026 4,200,000 4,135,651
3.68%, 10/8/2026 1,300,000 1,279,113
3.68%, 10/15/2026 3,830,000 3,765,861
3.66%, 10/22/2026 2,300,000 2,260,091
3.66%, 10/29/2026 3,000,000 2,945,851
3.59%, 11/27/2026 6,000,000 5,878,900
3.50%, 12/24/2026 2,500,000 2,444,371
3.51%, 1/21/2027 6,000,000 5,850,275
3.61%, 3/18/2027 2,500,000 2,422,314
3.69%, 4/15/2027 3,400,000 3,282,658
U.S. Treasury Notes
4.88%, 5/31/2026 1,000,000 1,000,554
4.63%, 6/30/2026 1,100,000 1,100,836
(US Treasury 3 Month
Bill Money Market Yield +
0.18%), 3.83%, 7/31/2026(a) 9,100,000 9,098,437
3.75%, 8/31/2026 1,300,000 1,300,181
3.50%, 9/30/2026 2,500,000 2,497,800
1.13%, 10/31/2026 1,600,000 1,580,378
(US Treasury 3 Month
Bill Money Market
Yield + 0.21%), 3.85%,
10/31/2026(a) 4,500,000 4,500,743
4.13%, 10/31/2026 1,000,000 1,001,914
4.25%, 11/30/2026 3,900,000 3,914,195
1.25%, 12/31/2026 2,000,000 1,969,167
4.25%, 12/31/2026 4,000,000 4,016,654
1.50%, 1/31/2027 1,000,000 985,115
(US Treasury 3 Month
Bill Money Market Yield +
0.10%), 3.74%, 1/31/2027(a) 11,300,000 11,299,886
4.13%, 1/31/2027 4,500,000 4,518,346
1.88%, 2/28/2027 2,400,000 2,366,132
4.13%, 2/28/2027 1,000,000 1,002,329
4.25%, 3/15/2027 1,800,000 1,811,084
3.88%, 3/31/2027 5,500,000 5,514,353
3.75%, 4/30/2027 4,800,000 4,798,723
(US Treasury 3 Month
Bill Money Market Yield +
0.16%), 3.80%, 4/30/2027(a) 3,400,000 3,400,000
U.S. Treasury Obligations
Principal
Amount ($) Value ($)
U.S. Treasury Notes
3.88%, 5/31/2027 3,000,000 3,002,817
(US Treasury 3 Month
Bill Money Market Yield +
0.16%), 3.80%, 7/31/2027(a) 7,900,000 7,897,156
(US Treasury 3 Month
Bill Money Market
Yield + 0.19%), 3.83%,
10/31/2027(a) 6,000,000 6,003,106
(US Treasury 3 Month
Bill Money Market Yield +
0.10%), 3.74%, 1/31/2028(a) 8,300,000 8,299,024
(US Treasury 3 Month
Bill Money Market Yield +
0.10%), 3.75%, 4/30/2028(a) 1,000,000 1,000,000
Total U.S. Treasury Obligations
(cost $229,596,514) 229,596,514
Repurchase Agreements 46 .6%
Banco Santander SA, 3.65%,
dated 4/30/2026, due
5/1/2026, repurchase
price $109,011,051,
collateralized by U.S.
Government Agency
and Treasury Securities,
ranging from 0.86% -
8.00%, maturing 11/1/2027
- 6/1/2063; total market
value $113,169,656.(b) 109,000,000 109,000,000
Canadian Imperial Bank
of Commerce, 3.65%,
dated 4/30/2026, due
5/1/2026, repurchase price
$75,007,604, collateralized
by U.S. Government
Agency and Treasury
Securities, ranging from
0.00% - 7.00%, maturing
5/28/2026 - 3/1/2056; total
market value $76,500,038.
(b) 75,000,000 75,000,000
MUFG Securities Ltd.,
3.64%, dated 4/30/2026,
due 5/1/2026, repurchase
price $10,001,011,
collateralized by U.S.
Government Treasury
Securities, ranging from
0.00% - 4.75%, maturing
5/28/2026 - 2/15/2055;
total market value
$10,200,014.(b) 10,000,000 10,000,000

4 - Statements of Investments - April 30, 2026 (Unaudited) - Nationwide Government Money Market Fund
Repurchase Agreements
Principal
Amount ($) Value ($)
MUFG Securities Ltd.,
3.65%, dated 4/30/2026,
due 5/1/2026, repurchase
price $40,004,056,
collateralized by U.S.
Government Agency
and Treasury Securities,
ranging from 0.00% -
6.50%, maturing 5/28/2026
- 1/1/2056; total market
value $41,187,932.(b) 40,000,000 40,000,000
RBC Dominion Securities,
Inc., 3.65%, dated
4/30/2026, due 5/1/2026,
repurchase price
$50,005,069, collateralized
by U.S. Government
Agency and Treasury
Securities, ranging from
0.00% - 6.50%, maturing
5/31/2027 - 3/25/2056;
total market value
$51,667,685.(b) 50,000,000 50,000,000
Total Repurchase Agreements
(cost $284,000,000)
284,000,000
Total Investments
(cost $611,937,359) — 100.4% 611,937,359
Liabilities in excess of other assets — (0.4)% (2,519,381)
NET ASSETS — 100.0%
$609,417,978
(a) Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate as
of April 30, 2026.
(b) Please refer to Note 2 for additional information on the joint repurchase agreement.
FFCB Federal Farm Credit Bank
FHLB Federal Home Loan Bank
FHLMC Federal Home Loan Mortgage Corp.
FNMA Federal National Mortgage Association
SOFR Secured Overnight Financing Rate
The accompanying notes are an integral part of these financial statements.

Nationwide Inflation-Protected Securities Fund - April 30, 2026 (Unaudited) - Statements of Investments - 5
Asset-Backed Securities 4 .1%
Principal
Amount ($) Value ($)
Automobiles 0 .2%
Chesapeake Funding II LLC,
Series 2023-2A, Class A1,
6.16%, 10/15/2035(a) 262,884 264,728
Equipment Loans & Leases 0 .2%
CCG Receivables Trust,
Series 2023-2, Class A2,
6.28%, 4/14/2032(a) 224,864 226,877
Dell Equipment Finance Trust,
Series 2023-3, Class A3,
5.93%, 4/23/2029(a) 88,332 88,427
315,304
Home Equity 0 .2%
BRAVO Residential Funding
Trust, Series 2025-
CES3, Class A1B, 5.19%,
12/25/2055(a)(b) 369,715 368,406
Other 3 .5%
Alterna Funding III LLC,
Series 2024-1A, Class A,
6.26%, 5/16/2039(a) 322,445 322,927
Cedar Funding VIII CLO Ltd.,
Series 2017-8A, Class XRR,
4.63%, 1/17/2038(a)(c) 375,000 374,994
Cedar Funding XIV CLO Ltd.,
Series 2021-14A, Class X,
4.72%, 10/15/2037(a)(c) 371,429 371,297
FCI Funding LLC, Series
2024-1A, Class A, 5.44%,
8/15/2036(a) 201,305 201,308
FNA LLC, Series 2025-
1, Class A, 5.62%,
3/15/2045(a)(c) 529,779 526,657
Goodgreen, Series 2022-
1A, Class A, 3.84%,
10/15/2056(a) 304,012 270,268
HTS Fund II LLC, Series
2025-1, Class A, 5.35%,
6/23/2045(a) 800,000 799,431
Magnetite XXIX Ltd., Series
2021-29A, Class X, 4.67%,
7/15/2037(a)(c) 325,000 325,103
Progress Residential Trust,
Series 2022-SFR2, Class D,
3.95%, 4/17/2027(a) 1,100,000 1,085,549
RCKTL, Series 2025-
2A, Class B, 4.60%,
11/27/2034(a) 550,000 548,684
Reach ABS Trust
Series 2025-1A, Class A,
4.96%, 8/16/2032(a) 146,026 146,268
Series 2025-2A, Class A,
4.93%, 8/18/2032(a) 143,306 143,867
Asset-Backed Securities
Principal
Amount ($) Value ($)
Other
Tricon Residential Trust,
Series 2024-SFR1, Class B,
4.75%, 4/17/2041(a) 200,000 197,091
5,313,444
Total Asset-Backed Securities
(cost $6,293,931)
6,261,882
Collateralized Mortgage Obligations 1 .0%
FHLMC REMICS, Series
2296, Class H, 6.50%,
3/15/2031 7 7
FNMA REMICS, Series
2013-59, Class MX, 2.50%,
9/25/2042 460,140 440,593
GCAT Trust, Series 2022-
HX1, Class A1, 2.89%,
12/27/2066(a)(c) 562,386 519,716
PRPM Trust, Series 2024-
NQM4, Class A3, 6.13%,
12/26/2069(a)(b) 565,592 568,039
Total Collateralized Mortgage Obligations
(cost $1,597,966)
1,528,355
Mortgage-Backed Securities 0 .1%
FNMA Pool
Pool# 773298
5.75%, 4/1/2035(c) 152,981 157,474
Pool# 745769
6.43%, 7/1/2036(c) 47,359 48,441
Total Mortgage-Backed Securities
(cost $199,987)
205,915
U.S. Government Agency Security 4 .7%
Tennessee Valley Authority,
4.88%, 5/15/2035 7,000,000 7,185,435
Total U.S. Government Agency Security
(cost $6,958,609)
7,185,435
U.S. Treasury Obligations 88 .6%
U.S. Treasury Inflation Linked
Bonds
1.75%, 1/15/2028 7,487,328 7,607,264
3.63%, 4/15/2028 (d) 9,091,935 9,569,635
2.50%, 1/15/2029 3,805,150 3,959,681
3.88%, 4/15/2029 6,559,806 7,094,027
0.63%, 2/15/2043 9,736,248 7,198,577
1.38%, 2/15/2044 4,557,020 3,781,921
0.75%, 2/15/2045 4,163,190 2,997,186
1.00%, 2/15/2046 2,930,715 2,178,169
0.88%, 2/15/2047 6,768,750 4,810,902
1.00%, 2/15/2048 1,987,770 1,430,792

6 - Statements of Investments - April 30, 2026 (Unaudited) - Nationwide Inflation-Protected Securities Fund
U.S. Treasury Obligations
Principal
Amount ($) Value ($)
U.S. Treasury Inflation Linked
Bonds
1.00%, 2/15/2049 1,623,300 1,152,550
2.38%, 2/15/2055 7,249,270 6,724,756
U.S. Treasury Inflation Linked
Notes
0.38%, 7/15/2027 11,355,150 11,369,430
1.63%, 10/15/2027 8,825,200 8,972,379
0.50%, 1/15/2028 3,974,430 3,954,381
0.88%, 1/15/2029 3,235,475 3,226,763
2.13%, 4/15/2029 3,961,875 4,083,180
0.25%, 7/15/2029 (d) 2,555,060 2,499,179
0.13%, 1/15/2030 7,620,780 7,339,449
0.13%, 7/15/2030 5,735,520 5,499,186
0.13%, 7/15/2031 9,754,000 9,186,263
0.13%, 1/15/2032 1,178,870 1,095,006
0.63%, 7/15/2032 4,498,880 4,281,577
1.13%, 1/15/2033 3,291,150 3,196,605
1.38%, 7/15/2033 4,303,920 4,241,520
1.75%, 1/15/2034 2,657,725 2,667,009
2.13%, 1/15/2035 3,106,440 3,182,357
1.88%, 7/15/2035 1,526,565 1,531,786
Total U.S. Treasury Obligations
(cost $142,295,882)
134,831,530
Total Investments
(cost $157,346,375) — 98.5%
150,013,117
Other assets in excess of
liabilities — 1.5% 2,226,739
NET ASSETS — 100.0%
$ 152,239,856
(a) Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board
of Trustees. The liquidity determination is unaudited. The
aggregate value of these securities as of April 30, 2026 was
$7,349,637 which represents 4.83% of net assets.
(b) Step Bond. Coupon rate is set for an initial period and then increases to a higher coupon rate at a specific date. The rate shown is the rate as of April 30, 2026.
(c) Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest
rates and prepayments on the underlying pool of assets.  See
Note 6 for further information. The interest rate shown was
the current rate as of April 30, 2026.
(d) The security or a portion of this security is on loan as of April
30, 2026. The total value of securities on loan as of April 30,
2026 was $337,618, which was collateralized by $344,668
in the form of U.S Government Treasury Securities, interest
rates ranging from 0.00% - 4.50%, and maturity dates
ranging from 5/15/2026 - 2/15/2056.
CLO Collateralized Loan Obligations
FHLMC Federal Home Loan Mortgage Corp.
FNMA Federal National Mortgage Association
REMICS Real Estate Mortgage Investment Conduits
The accompanying notes are an integral part of these financial statements.

Nationwide Invesco Core Plus Bond Fund - April 30, 2026 (Unaudited) - Statements of Investments - 7
Asset-Backed Securities 19 .5%
Principal
Amount ($) Value ($)
Airlines 0 .4%
American Airlines Pass-
Through Trust
Series 2026-1, Class B,
5.75%, 5/10/2035 93,000 93,000
Series 2026-1, Class A,
5.25%, 11/10/2038 296,000 295,630
American Airlines, Inc.
Series B 5.65%, 11/11/2034 15,000 14,912
Series 2025-1 4.90%,
5/11/2038 28,000 27,300
430,842
Automobiles 1 .3%
Avis Budget Rental Car
Funding AESOP LLC
Series 2025-3A, Class B,
4.46%, 2/20/2030(a) 100,000 98,760
Series 2025-4A, Class C,
5.26%, 2/20/2032(a) 100,000 97,625
Bayview Opportunity Master
Fund VII Trust, Series
2024-SN1, Class C, 5.83%,
12/15/2028(a) 336,000 338,943
Enterprise Fleet Financing
LLC
Series 2025-2, Class A3,
4.41%, 6/20/2029(a) 50,000 50,078
Series 2025-4, Class A3,
4.11%, 12/20/2029(a) 190,000 188,953
Exeter Automobile
Receivables Trust, Series
2025-1A, Class C, 5.09%,
5/15/2031 114,000 114,816
Hertz Vehicle Financing III LP,
Series 2021-2A, Class A,
1.68%, 12/27/2027(a) 100,000 98,829
Huntington Bank Auto Credit-
Linked Notes, Series
2024-2, Class B1, 5.44%,
10/20/2032(a) 114,570 115,384
Merchants Fleet Funding LLC
Series 2024-1A, Class D,
6.85%, 4/20/2037(a) 176,000 177,997
Series 2025-1A, Class A,
4.49%, 1/20/2039(a) 100,000 100,097
NextGear Floorplan Master
Owner Trust, Series 2025-
2A, Class A2, 4.23%,
10/15/2030(a) 100,000 99,590
Santander Drive Auto
Receivables Trust, Series
2025-1, Class C, 5.04%,
3/17/2031 43,000 43,300
US Bank NA, Series 2023-
1, Class B, 6.79%,
8/25/2032(a) 34,633 34,903
Asset-Backed Securities
Principal
Amount ($) Value ($)
Automobiles
Westlake Automobile
Receivables Trust, Series
2025-1A, Class C, 5.14%,
10/15/2030(a) 25,000 25,198
1,584,473
Credit Card 0 .6%
Synchrony Card Funding LLC,
Series 2024-A2, Class A,
4.93%, 7/15/2030 700,000 706,720
Equipment Loans & Leases 0 .3%
Barings Equipment Finance
LLC, Series 2025-B, Class
A3, 4.13%, 10/13/2032(a) 190,000 189,036
VB-S1 Issuer LLC, Series
2026-1A, Class C2, 4.69%,
3/15/2056(a) 150,000 146,665
335,701
Home Equity 1 .6%
GS Mortgage-Backed
Securities Trust
Series 2025-HE1, Class A1,
5.20%, 10/25/2055(a)(b) 272,380 273,057
Series 2025-HE2, Class A1,
5.20%, 12/25/2065(a)(b) 270,165 271,162
OBX Trust, Series 2025-
HE2, Class A1, 5.10%,
8/25/2055(a)(b) 301,199 302,499
RCKT Mortgage Trust
Series 2025-CES6, Class
A1A, 5.47%, 6/25/2055(a)
(c) 763,317 766,523
Series 2025-CES7, Class
A1A, 5.38%, 7/25/2055(a)
(c) 303,414 304,174
1,917,415
Other 15 .2%
Bain Capital Credit CLO Ltd.
Series 2021-3A, Class AR,
4.73%, 7/24/2034(a)(b) 710,000 709,226
Series 2019-3A, Class ARR,
4.70%, 10/21/2034(a)(b) 710,000 708,715
Series 2021-6A, Class A1R,
4.76%, 10/21/2034(a)(b) 710,000 709,278
Series 2021-5A, Class A1R,
4.82%, 10/23/2034(a)(b) 710,000 710,027
Series 2019-4A, Class
A1RR, 4.66%, 4/23/2035(a)
(b) 710,000 708,818
Barings CLO Ltd., Series
2021-2A, Class A1R,
4.74%, 7/15/2034(a)(b) 305,000 304,769
Benefit Street Partners CLO
XXIII Ltd., Series 2021-
23A, Class A1R, 4.77%,
4/25/2034(a)(b) 1,000,000 1,000,000

8 - Statements of Investments - April 30, 2026 (Unaudited) - Nationwide Invesco Core Plus Bond Fund
Asset-Backed Securities
Principal
Amount ($) Value ($)
Other
Carlyle Global Market
Strategies CLO Ltd., Series
2016-1A, Class A1R3,
4.77%, 4/20/2034(a)(b) 300,000 300,064
Carlyle US CLO Ltd., Series
2022-1A, Class A1R,
4.65%, 4/15/2035(a)(b) 250,000 249,202
Cedar Funding VI CLO Ltd.,
Series 2016-6A, Class AR3,
4.77%, 4/20/2034(a)(b) 250,000 250,246
Centersquare Issuer LLC
Series 2025-3A, Class A2,
5.00%, 8/25/2055(a) 235,000 223,030
Series 2025-4A, Class A2,
5.20%, 8/25/2055 250,000 232,483
Cerberus Loan Funding XL
LLC, Series 2023-1A, Class
AR, 0.00%, 3/22/2035(a)(b) 250,000 250,005
Compass Datacenters Issuer
II LLC, Series 2025-
2A, Class A1, 4.93%,
11/25/2050(a) 120,000 117,790
CyrusOne Data Centers
Issuer I LLC, Series 2025-
1A, Class A2, 5.91%,
2/20/2050(a) 45,000 45,211
DB Master Finance LLC
Series 2019-1A, Class A23,
4.35%, 5/20/2049(a) 98,175 96,537
Series 2021-1A, Class A2II,
2.49%, 11/20/2051(a) 340,870 321,496
Series 2025-1A, Class A2I,
4.89%, 8/20/2055(a) 109,725 108,679
Series 2025-1A, Class A2II,
5.17%, 8/20/2055(a) 89,775 88,433
Domino's Pizza Master Issuer
LLC
Series 2021-1A, Class A2I,
2.66%, 4/25/2051(a) 92,388 87,595
Series 2025-1A, Class A2I,
4.93%, 7/25/2055(a) 370,000 368,143
Series 2025-1A, Class A2II,
5.22%, 7/25/2055(a) 300,000 297,372
Elmwood CLO 15 Ltd., Series
2022-2A, Class A1R,
4.81%, 4/22/2035(a)(b) 250,000 250,081
Fort Greene Park CLO LLC,
Series 2025-2A, Class AR,
4.61%, 4/22/2034(a)(b) 300,000 299,700
Fortress Credit Opportunities
XXXI CLO Ltd., Series
2025-31A, Class A1, 5.18%,
7/20/2033(a)(b) 90,038 90,041
GoldenTree Loan
Management US CLO
11 Ltd., Series 2021-
11A, Class AR, 4.76%,
10/20/2034(a)(b) 300,000 300,251
Asset-Backed Securities
Principal
Amount ($) Value ($)
Other
GreenSky Home Improvement
Issuer Trust, Series
2024-2, Class A4, 5.15%,
10/27/2059(a) 125,616 126,036
Harbor Park CLO Ltd., Series
2018-1A, Class AR2,
4.63%, 1/20/2031(a)(b) 167,465 167,384
Hilton Grand Vacations Trust,
Series 2025-1A, Class A,
4.88%, 5/27/2042(a) 463,245 464,435
Jersey Mike's Funding, Series
2025-1A, Class A2, 5.61%,
8/16/2055(a) 597,000 604,709
Juniper Valley Park CLO Ltd.,
Series 2023-1A, Class ARR,
4.76%, 7/20/2036(a)(b) 535,000 535,097
Lightpath Fiber Issuer LLC
Series 2026-1A, Class A2,
5.60%, 3/25/2056(a) 200,000 200,480
Series 2026-1A, Class B,
5.89%, 3/25/2056(a) 100,000 99,637
Neuberger Berman Loan
Advisers CLO 38 Ltd.,
Series 2020-38A, Class
AR2, 4.64%, 10/20/2036(a)
(b) 710,000 710,393
Neuberger Berman Loan
Advisers CLO 47 Ltd.,
Series 2022-47A, Class AR,
4.76%, 4/16/2035(a)(b) 255,000 254,995
Palmer Square Loan Funding
Ltd.
Series 2025-2A, Class A1,
4.61%, 7/15/2033(a)(b) 211,644 211,644
Series 2025-3A, Class A1,
4.66%, 1/15/2034(a)(b) 252,000 251,770
Pikes Peak CLO 6, Series
2020-6A, Class ARR,
4.60%, 5/18/2034(a)(b) 250,000 249,626
Planet Fitness Master Issuer
LLC, Series 2025-1A, Class
A2II, 5.65%, 12/6/2055(a) 100,000 99,267
Rockford Tower CLO Ltd.,
Series 2025-1A, Class A1,
4.88%, 3/31/2038(a)(b) 250,000 249,995
RR 17 Ltd., Series 2021-
17A, Class A1AR, 4.74%,
7/15/2034(a)(b) 625,000 624,667
Sonic Capital LLC
Series 2020-1A, Class A2I,
3.85%, 1/20/2050(a) 725,423 719,074
Series 2021-1A, Class A2I,
2.19%, 8/20/2051(a) 477,083 443,669
Series 2021-1A, Class A2II,
2.64%, 8/20/2051(a) 811,042 695,249
Subway Funding LLC
Series 2024-3A, Class A23,
5.91%, 7/30/2054(a) 91,605 88,468
Series 2024-1A, Class A2II,
6.27%, 7/30/2054(a) 93,575 94,197

Nationwide Invesco Core Plus Bond Fund - April 30, 2026 (Unaudited) - Statements of Investments - 9
Asset-Backed Securities
Principal
Amount ($) Value ($)
Other
Series 2024-1A, Class A23,
6.51%, 7/30/2054(a) 93,575 93,356
Switch ABS Issuer LLC,
Series 2025-2A, Class A21,
5.12%, 10/25/2055(a) 130,000 128,131
Symphony CLO XXIII Ltd.,
Series 2020-23A, Class
AR2, 4.57%, 1/15/2034(a)
(b) 118,921 118,979
Symphony CLO XXIV Ltd.,
Series 2020-24A, Class
A1R, 4.80%, 10/23/2035(a)
(b) 766,000 765,152
Taco Bell Funding LLC
Series 2025-1A, Class A2I,
4.82%, 8/25/2055(a) 160,000 158,183
Series 2025-1A, Class A2II,
5.05%, 8/25/2055(a) 90,000 88,020
Vantage Data Centers Issuer
LLC, Series 2025-2A, Class
A2, 5.24%, 11/15/2055(a) 200,000 195,798
Zayo Issuer LLC
Series 2025-2A, Class A2,
5.95%, 6/20/2055(a) 694,311 705,161
Series 2025-3A, Class A2,
5.57%, 10/20/2055(a) 263,000 261,794
18,232,558
Student Loan 0 .1%
Navient Refinance Loan Trust,
Series 2025-A, Class A,
5.15%, 2/16/2055(a) 73,148 73,308
Total Asset-Backed Securities
(cost $23,297,729)
23,281,017
Collateralized Mortgage Obligations 9 .1%
Angel Oak Mortgage Trust
Series 2024-3, Class A2,
4.80%, 11/26/2068(a)(c) 96,280 95,293
Series 2024-2, Class A1,
5.99%, 1/25/2069(a)(c) 660,826 663,896
Series 2025-2, Class A1,
5.64%, 2/25/2070(a)(c) 415,986 418,412
BRAVO Residential Funding
Trust, Series 2023-
NQM5, Class A2, 6.86%,
6/25/2063(a)(c) 53,019 53,018
COLT Mortgage Loan Trust
Series 2023-3, Class A2,
7.43%, 9/25/2068(a)(c) 49,538 49,772
Series 2025-8, Class A1,
5.48%, 8/25/2070(a)(c) 540,722 543,326
Connecticut Avenue Securities
Trust, Series 2025-
R04, Class 1A1, 4.65%,
5/25/2045(a)(b) 55,747 55,818
Cross Mortgage Trust
Series 2024-H2, Class A1,
6.09%, 4/25/2069(a)(c) 51,856 52,178
Collateralized Mortgage Obligations
Principal
Amount ($) Value ($)
Series 2024-H2, Class A3,
6.52%, 4/25/2069(a)(c) 51,856 52,130
Series 2024-H8, Class A1,
5.55%, 12/25/2069(a)(b) 201,228 202,286
Series 2025-H2, Class A2,
5.46%, 3/25/2070(a)(c) 73,087 73,100
Series 2026-NQM5, Class
A1, 5.09%, 3/25/2071(a)(b) 100,000 99,693
Series 2026-NQM3, Class
A1, 5.12%, 3/25/2071(a)(b) 156,015 155,722
EFMT
Series 2025-NQM2, Class
A1, 5.60%, 6/25/2070(a)(b) 167,006 167,927
Series 2025-NQM5, Class
A1, 5.03%, 11/25/2070(a)(b) 356,236 355,294
Series 2026-NQM3, Class
A1, 5.03%, 3/25/2071(a)(b) 274,712 273,908
FHLMC STACR REMIC Trust
Series 2023-DNA1, Class
M1A, 5.75%, 3/25/2043(a)
(b) 893,490 903,737
Series 2025-DNA4, Class
A1, 4.55%, 10/25/2045(a)(b) 31,000 31,011
Series 2026-DNA2, Class
M1, 4.85%, 3/25/2046(a)(b) 114,717 114,864
GCAT Trust
Series 2025-NQM2, Class
A1, 5.60%, 4/25/2070(a)(c) 148,241 149,082
Series 2025-NQM4, Class
A1A, 5.53%, 6/25/2070(a)
(c) 581,099 584,025
Series 2026-NQM1, Class
A1, 4.79%, 12/25/2070(a)(b) 292,917 290,830
GS Mortgage-Backed
Securities Trust
Series 2025-NQM5, Class
A1, 5.01%, 7/25/2065(a)(c) 189,322 188,138
Series 2025-NQM4, Class
A1, 5.01%, 10/25/2065(a)(c) 390,572 389,074
Series 2025-NQM3, Class
A1, 5.14%, 11/25/2065(a)(c) 382,030 382,161
Series 2026-NQM3, Class
A1, 5.22%, 5/25/2066(a)(b) 370,000 369,787
J.P. Morgan Mortgage Trust
Series 2025-NQM3, Class
A1, 5.50%, 11/25/2065(a)(b) 697,627 700,419
Series 2025-NQM4, Class
A1, 4.95%, 3/25/2066(a)(b) 59,190 58,950
Morgan Stanley Residential
Mortgage Loan Trust
Series 2025-NQM1, Class
A1, 5.74%, 11/25/2069(a)(b) 1,181,547 1,192,518
Series 2025-NQM8, Class
A1, 4.96%, 9/25/2070(a)(b) 122,104 121,589
Series 2026-NQM4, Class
A1, 5.07%, 3/25/2071(a)(b) 100,000 99,676
Series 2026-NQM3, Class
A1, 5.21%, 3/25/2071(a)(b) 98,949 98,959
New Residential Mortgage
Loan Trust, Series 2026-
NQM5, Class A1, 5.18%,
4/25/2066(a)(b) 120,000 119,955

10 - Statements of Investments - April 30, 2026 (Unaudited) - Nationwide Invesco Core Plus Bond Fund
Collateralized Mortgage Obligations
Principal
Amount ($) Value ($)
NEW Residential Mortgage
Loan Trust, Series 2025-
NQM2, Class A1, 5.57%,
4/25/2065(a)(c) 871,234 876,490
RATE Mortgage Trust, Series
2025-J2, Class A5, 5.50%,
7/25/2055(a)(b) 99,579 99,584
Sequoia Mortgage Trust
Series 2025-8, Class A4,
5.50%, 9/25/2055(a)(b) 258,295 258,525
Series 2025-10, Class A1,
5.50%, 11/25/2055(a)(b) 452,467 450,363
Verus Securitization Trust,
Series 2026-4, Class A1,
5.00%, 4/25/2071(a)(b) 100,000 99,625
Total Collateralized Mortgage Obligations
(cost $10,879,782)
10,891,135
Commercial Mortgage-Backed Securities 8 .3%
ALA Trust, Series 2025-
OANA, Class B, 5.50%,
6/15/2040(a)(b) 844,000 847,165
BSTN Commercial Mortgage
Trust, Series 2025-
1C, Class A, 5.55%,
6/15/2044(a)(b) 1,000,000 1,019,129
BX Commercial Mortgage
Trust
Series 2026-CSMO, Class
A, 5.05%, 2/15/2043(a)(b) 350,000 350,219
Series 2024-VLT5, Class A,
5.59%, 11/13/2046(a)(b) 115,000 114,650
BX Trust
Series 2026-OPTM, Class
A, 4.85%, 3/15/2039(a)(b) 150,000 149,625
Series 2025-VLT7, Class A,
5.35%, 7/15/2044(a)(b) 700,000 699,125
Series 2025-VOLT, Class C,
6.00%, 12/15/2044(a)(b) 350,000 348,797
Series 2025-VOLT, Class D,
6.40%, 12/15/2044(a)(b) 135,000 134,451
GGP, Series 2026-TY, Class
A, 4.83%, 3/5/2043(a)(b) 175,000 173,273
IP Mortgage Trust
Series 2025-IP, Class A,
5.42%, 6/10/2042(a)(b) 843,000 849,930
Series 2025-IP, Class B,
5.73%, 6/10/2042(a)(b) 100,000 100,815
MILE Trust
Series 2025-STNE, Class A,
5.15%, 7/15/2042(a)(b) 730,000 729,100
Series 2025-STNE, Class B,
5.35%, 7/15/2042(a)(b) 100,000 99,754
Series 2025-STNE, Class
C, 5.75%, 7/15/2042(a)(b) 100,000 99,507
Morgan Stanley Bank of
America Merrill Lynch Trust
Series 2025-5C1, Class A2,
4.91%, 3/15/2058 58,000 58,394
Commercial Mortgage-Backed Securities
Principal
Amount ($) Value ($)
Series 2025-5C2, Class B,
5.69%, 11/15/2058(b) 130,000 131,322
SCG Commercial Mortgage
Trust, Series 2025-
FLWR, Class A, 4.90%,
8/15/2042(a)(b) 500,000 500,624
SHRN Trust
Series 2025-MF18, Class A,
4.85%, 10/15/2040(a)(b) 490,000 489,388
Series 2025-MF18, Class B,
5.10%, 10/15/2040(a)(b) 100,000 99,875
Series 2025-MF18, Class C,
5.35%, 10/15/2040(a)(b) 300,000 300,000
VDCM Commercial Mortgage
Trust
Series 2025-AZ, Class A,
5.23%, 7/13/2044(a)(b) 995,000 995,920
Series 2025-AZ, Class B,
5.48%, 7/13/2044(a)(b) 105,000 104,902
Series 2025-AZ, Class C,
6.03%, 7/13/2044(a)(b) 200,000 201,343
Series 2025-AZ, Class D,
6.43%, 7/13/2044(a)(b) 200,000 202,054
Wells Fargo Commercial
Mortgage Trust, Series
2026-C66, Class A5, 5.65%,
4/15/2059 70,000 72,637
WEST Trust, Series 2025-
ROSE, Class A, 5.45%,
4/10/2035(a)(b) 1,050,000 1,055,934
Total Commercial Mortgage-Backed
Securities
(cost $9,956,680) 9,927,933
Convertible Bonds 0 .4%
Electric Utilities 0 .1%
PPL Capital Funding, Inc.,
3.00%, 12/1/2030(a) 138,000 142,765
Multi-Utilities 0 .2%
CenterPoint Energy, Inc.,
3.00%, 8/1/2028(a) 210,000 222,582
Office REITs 0 .1%
Boston Properties LP, 2.00%,
10/1/2030(a) 140,000 130,900
Total Convertible Bonds
(cost $489,637)
496,247
Convertible Preferred Stocks 0 .1%
Electric Utilities 0 .0%
†
Southern Co. (The),
7.13%,12/15/2028(d) 1,000 52,030
Software 0 .1%
Oracle Corp.,
6.50%,1/15/2029 2,436 118,560
Total Convertible Preferred
Stocks
(cost $174,592) 170,590

Nationwide Invesco Core Plus Bond Fund - April 30, 2026 (Unaudited) - Statements of Investments - 11
Corporate Bonds 46 .4%
Principal
Amount ($) Value ($)
Aerospace & Defense 1 .1%
Honeywell Aerospace, Inc. ,
3.90%, 3/16/2028(a) 251,000 249,131
4.00%, 3/16/2029(a) 97,000 95,969
4.30%, 3/16/2031(a) 52,000 51,365
4.60%, 3/16/2033(a) 58,000 57,266
4.95%, 3/16/2036(a) 154,000 152,252
5.73%, 3/16/2056(a) 245,000 240,968
Howmet Aerospace, Inc. ,
3.75%, 3/3/2028 51,000 50,449
3.90%, 4/15/2029 15,000 14,784
4.55%, 11/15/2032 39,000 38,353
4.75%, 4/15/2036 33,000 32,056
Leidos, Inc. ,
4.10%, 3/15/2029 56,000 55,321
Lockheed Martin Corp. ,
4.40%, 8/15/2030 5,000 4,999
Textron, Inc. ,
4.95%, 3/15/2036 3,000 2,930
TransDigm, Inc. ,
6.38%, 3/1/2029(a) 111,000 113,215
6.38%, 5/31/2033(a) 149,000 150,146
1,309,204
Automobile Components 0 .3%
American Axle &
Manufacturing, Inc. ,
6.38%, 10/15/2032(a) 63,000 62,887
7.75%, 10/15/2033(a) 14,000 13,669
Clarios Global LP ,
6.75%, 2/15/2030(a) 30,000 30,996
ZF North America Capital,
Inc. ,
7.50%, 3/24/2031(a)(d) 242,000 242,311
349,863
Automobiles 0 .8%
BMW US Capital LLC ,
4.40%, 3/19/2029(a) 227,000 226,653
4.50%, 8/11/2030(a) 5,000 4,953
4.65%, 3/19/2031(a) 154,000 153,126
5.00%, 3/19/2033(a) 84,000 83,627
Honda Motor Co. Ltd. ,
5.34%, 7/8/2035(d) 3,000 3,001
Hyundai Capital America ,
4.60%, 4/6/2028(a)(d) 181,000 181,006
4.75%, 4/6/2029(a) 128,000 128,197
Mercedes-Benz Finance North
America LLC ,
4.13%, 3/10/2028(a) 200,000 199,009
979,572
Banks 10 .5%
Banco Bilbao Vizcaya
Argentaria SA ,
4.97%, 5/8/2031 200,000 200,072
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 2.99%),
7.13%, 5/8/2033(e)(f) 200,000 200,000
Banco Santander SA ,
4.60%, 4/15/2029 200,000 199,544
4.55%, 11/6/2030 200,000 197,297
Corporate Bonds
Principal
Amount ($) Value ($)
Banks
Banco Santander SA,
4.87%, 4/15/2031 200,000 199,089
5.13%, 11/6/2035 200,000 195,480
5.44%, 4/15/2036 200,000 198,558
Bank of America Corp. ,
Series RR, (US Treasury
Yield Curve Rate T Note
Constant Maturity 5
Year + 2.76%), 4.38%,
1/27/2027(e)(f) 16,000 15,853
Series FIX, (SOFR +
0.83%), 4.98%, 1/24/2029(f) 28,000 28,225
(SOFR + 0.87%), 4.48%,
4/23/2030(f) 47,000 46,861
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 2.68%),
6.63%, 5/1/2030(e)(f) 13,000 13,408
(SOFR + 0.87%), 4.46%,
2/6/2032(f) 118,000 116,364
Series N, (SOFR + 0.87%),
4.56%, 2/6/2032(f) 151,000 149,723
(SOFR + 1.04%), 4.70%,
4/23/2032(f) 38,000 37,844
(SOFR + 1.91%), 5.29%,
4/25/2034(f) 4,000 4,062
(SOFR + 1.57%), 5.49%,
4/23/2037(f) 223,000 221,715
Bank of Montreal ,
Series J, (SOFR + 0.89%),
4.34%, 3/19/2030(f) 92,000 91,509
Bank of Nova Scotia (The) ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 4.39%),
8.63%, 10/27/2082(f) 200,000 209,972
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 2.73%),
6.88%, 10/27/2085(f) 297,000 300,538
Barclays plc ,
(SOFR + 0.93%), 4.22%,
5/24/2030(f) 200,000 197,243
(SOFR + 0.93%), 4.61%,
5/24/2030(f) 200,000 199,550
Citigroup, Inc. ,
Series Z, (US Treasury Yield
Curve Rate T Note Constant
Maturity 5 Year + 3.21%),
7.38%, 5/15/2028(e)(f) 203,000 208,566
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 3.00%),
6.63%, 2/15/2031(e)(f) 186,000 188,280
Series JJ, (US Treasury
Yield Curve Rate T Note
Constant Maturity 5
Year + 2.75%), 6.50%,
5/15/2031(e)(f) 364,000 366,029
(SOFR + 1.17%), 4.50%,
9/11/2031(f) 21,000 20,765

12 - Statements of Investments - April 30, 2026 (Unaudited) - Nationwide Invesco Core Plus Bond Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Banks
Citizens Financial Group, Inc. ,
(SOFR + 2.01%), 5.84%,
1/23/2030(f) 3,000 3,087
(SOFR + 1.91%), 5.72%,
7/23/2032(f) 3,000 3,091
(SOFR + 2.33%), 6.65%,
4/25/2035(f) 3,000 3,227
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 1.45%),
5.30%, 1/29/2036(f) 10,000 9,914
Cooperatieve Rabobank UA ,
3.96%, 10/17/2028(d) 250,000 248,698
Credit Agricole SA ,
(SOFR + 1.36%), 4.82%,
9/25/2033(a)(f) 282,000 276,593
Danske Bank A/S ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 0.75%),
4.66%, 3/27/2029(a)(f) 200,000 200,212
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 0.98%),
5.00%, 3/27/2032(a)(f) 200,000 200,655
Fifth Third Bancorp ,
(SOFR + 0.95%), 4.57%,
4/29/2032(f) 58,000 57,126
HSBC Holdings plc ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 2.99%),
7.05%, 6/5/2030(e)(f) 587,000 602,836
Huntington Bancshares, Inc. ,
(SOFR + 0.99%), 4.62%,
1/28/2032(d)(f) 139,000 137,401
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 1.35%),
5.61%, 1/28/2041(f) 16,000 15,635
ING Groep NV ,
(United States SOFR
Compounded Index +
1.61%), 5.42%, 3/23/2037(f) 200,000 199,788
JPMorgan Chase & Co. ,
(SOFR + 0.82%), 4.41%,
4/23/2030(f) 204,000 203,183
(SOFR + 1.44%), 5.10%,
4/22/2031(f) 34,000 34,639
Series PP, (US Treasury
Yield Curve Rate T Note
Constant Maturity 5 Year +
2.08%), 6.10%, 7/1/2031(e)
(f) 494,000 494,000
(SOFR + 0.93%), 4.26%,
10/22/2031(f) 26,000 25,579
(SOFR + 0.84%), 4.35%,
1/22/2032(f) 48,000 47,265
(SOFR + 0.99%), 4.62%,
4/23/2032(f) 273,000 271,696
Corporate Bonds
Principal
Amount ($) Value ($)
Banks
JPMorgan Chase & Co.,
(SOFR + 2.58%), 5.72%,
9/14/2033(f) 15,000 15,565
(SOFR + 1.19%), 4.81%,
10/22/2036(f) 4,000 3,886
(SOFR + 1.07%), 4.90%,
1/22/2037(f) 11,000 10,723
(SOFR + 1.26%), 5.15%,
4/23/2037(f) 102,000 101,390
KeyCorp ,
(SOFR + 1.37%), 5.31%,
1/28/2037(f) 6,000 5,893
M&T Bank Corp. ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 1.38%),
5.30%, 4/18/2036(f) 279,000 276,712
Mitsubishi UFJ Financial
Group, Inc. ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 0.78%),
4.59%, 4/18/2030(f) 200,000 200,004
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 0.80%),
4.53%, 9/12/2031(f) 200,000 197,854
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 2.07%),
6.35%, 1/15/2036(e)(f) 256,000 257,303
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 0.93%),
5.19%, 9/12/2036(f) 200,000 198,720
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 1.02%),
5.33%, 4/21/2037(f) 200,000 199,657
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 0.98%),
5.87%, 4/21/2047(d)(f) 200,000 200,077
Mizuho Bank Ltd. ,
5.19%, 4/16/2036(a) 200,000 198,939
5.77%, 4/16/2046(a) 200,000 198,381
Mizuho Financial Group, Inc. ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 0.92%),
4.71%, 7/8/2031(f) 587,000 586,678
(SOFR + 1.25%), 4.90%,
7/8/2031(f) 587,000 592,947
Morgan Stanley Private Bank
NA ,
(SOFR + 0.76%), 4.21%,
2/8/2030(f) 250,000 247,258
(SOFR + 0.77%), 4.46%,
2/8/2030(f) 355,000 353,077
(SOFR + 1.08%), 4.73%,
7/18/2031(f) 250,000 249,645

Nationwide Invesco Core Plus Bond Fund - April 30, 2026 (Unaudited) - Statements of Investments - 13
Corporate Bonds
Principal
Amount ($) Value ($)
Banks
Nordea Bank Abp ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 2.72%),
6.75%, 11/10/2033(a)(e)(f) 212,000 216,038
PNC Financial Services
Group, Inc. (The) ,
(SOFR + 0.61%), 4.08%,
1/26/2029(f) 36,000 35,813
(SOFR + 0.62%), 4.28%,
1/26/2029(f) 61,000 60,954
(SOFR + 1.42%), 5.37%,
7/21/2036(f) 2,000 2,010
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 1.17%),
5.42%, 1/25/2041(f) 7,000 6,865
Royal Bank of Canada ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 2.46%),
6.50%, 11/24/2085(f) 11,000 10,844
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 2.45%),
6.50%, 5/24/2086(f) 149,000 147,542
Santander Holdings USA, Inc. ,
(SOFR + 2.36%), 6.50%,
3/9/2029(f) 3,000 3,093
Sumitomo Mitsui Financial
Group, Inc. ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 1.30%),
5.33%, 3/3/2041(f) 80,000 78,023
Sumitomo Mitsui Trust Bank
Ltd. ,
4.35%, 9/11/2030(a) 200,000 198,556
Toronto-Dominion Bank (The) ,
4.93%, 10/15/2035 3,000 2,938
Truist Bank ,
(SOFR + 0.77%), 4.41%,
7/24/2028(f) 119,000 119,106
Truist Financial Corp. ,
(SOFR + 2.45%), 7.16%,
10/30/2029(f) 3,000 3,183
Series I., (SOFR + 0.97%),
4.60%, 1/27/2032(f) 59,000 58,414
(SOFR + 2.36%), 5.87%,
6/8/2034(f) 5,000 5,204
US Bancorp ,
(SOFR + 0.87%), 4.48%,
1/26/2032(f) 67,000 66,226
(SOFR + 2.26%), 5.84%,
6/12/2034(f) 4,000 4,177
Wells Fargo & Co. ,
(SOFR + 0.74%), 4.18%,
1/23/2030(f) 25,000 24,779
(SOFR + 1.50%), 5.15%,
4/23/2031(d)(f) 11,000 11,189
Corporate Bonds
Principal
Amount ($) Value ($)
Banks
Wells Fargo & Co.,
Series GG, (US Treasury
Yield Curve Rate T Note
Constant Maturity 5
Year + 2.34%), 6.13%,
6/15/2031(e)(f) 221,000 221,766
(SOFR + 2.02%), 5.39%,
4/24/2034(f) 5,000 5,090
(SOFR + 1.10%), 4.96%,
1/23/2037(f) 14,000 13,640
(SOFR + 1.23%), 5.43%,
1/23/2047(f) 8,000 7,606
Zions Bancorp NA ,
(SOFR + 1.16%), 4.70%,
8/18/2028(f) 259,000 258,889
12,497,826
Beverages 0 .1%
Anheuser-Busch Cos. LLC ,
4.70%, 2/1/2036 4,000 3,908
Constellation Brands, Inc. ,
4.95%, 11/1/2035 3,000 2,914
Maple Parent Holdings Corp. ,
4.75%, 3/26/2029(a) 69,000 68,986
PepsiCo, Inc. ,
5.00%, 7/23/2035 3,000 3,027
78,835
Biotechnology 0 .0%
†
Amgen, Inc. ,
5.38%, 5/15/2043 3,000 2,739
Broadline Retail 0 .8%
Amazon.com, Inc. ,
4.25%, 3/13/2031 241,000 238,641
4.88%, 3/13/2036 296,000 291,658
5.65%, 3/13/2046 184,000 181,461
5.80%, 3/13/2056 210,000 206,691
Match Group Holdings II LLC ,
6.13%, 9/15/2033(a) 67,000 66,199
984,650
Building Products 0 .0%
†
Carrier Global Corp. ,
6.20%, 3/15/2054 1,000 1,051
CRH America Finance, Inc. ,
4.40%, 2/9/2031 17,000 16,787
5.00%, 2/9/2036 4,000 3,937
JH North America Holdings,
Inc. ,
5.88%, 1/31/2031(a) 5,000 4,998
6.13%, 7/31/2032(a) 3,000 3,006
29,779
Capital Markets 4 .2%
Bank of New York Mellon
Corp. (The) ,
(SOFR + 0.90%), 4.54%,
4/23/2032(f) 98,000 97,625
(SOFR + 1.18%), 5.09%,
4/23/2037(f) 153,000 151,822

14 - Statements of Investments - April 30, 2026 (Unaudited) - Nationwide Invesco Core Plus Bond Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Capital Markets
Charles Schwab Corp. (The) ,
Series L, (US Treasury Yield
Curve Rate T Note Constant
Maturity 5 Year + 2.25%),
6.10%, 6/1/2031(e)(f) 198,000 198,088
(SOFR + 0.94%), 4.34%,
11/14/2031(f) 15,000 14,801
(SOFR + 1.23%), 4.91%,
11/14/2036(f) 11,000 10,734
Citadel Securities Global
Holdings LLC ,
5.75%, 3/27/2036(a) 250,000 246,716
Deutsche Bank AG ,
(SOFR + 1.41%), 5.06%,
4/14/2032(f) 150,000 149,833
Goldman Sachs Group, Inc.
(The) ,
(SOFR + 0.71%), 4.15%,
1/21/2029(f) 92,000 91,308
(SOFR + 0.99%), 4.59%,
4/20/2030(f) 95,000 94,792
(SOFR + 1.27%), 5.73%,
4/25/2030(f) 13,000 13,388
(SOFR + 1.06%), 4.37%,
10/21/2031(f) 42,000 41,202
(SOFR + 0.96%), 4.52%,
1/21/2032(f) 84,000 82,775
(SOFR + 1.34%), 5.09%,
4/20/2034(f) 151,000 150,644
(SOFR + 1.33%), 4.94%,
10/21/2036(f) 6,000 5,820
6.75%, 10/1/2037 3,000 3,258
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 1.18%),
5.39%, 2/2/2041(f) 111,000 108,043
Intercontinental Exchange,
Inc. ,
3.95%, 12/1/2028 15,000 14,865
4.20%, 3/15/2031 55,000 54,233
Jane Street Group ,
6.75%, 5/1/2033(a) 391,000 401,679
LPL Holdings, Inc. ,
5.15%, 6/15/2030(d) 26,000 26,177
Macquarie Bank Ltd. ,
(SOFR + 0.48%), 4.17%,
2/3/2028(a)(f) 68,000 67,953
Morgan Stanley ,
(SOFR + 0.80%), 4.24%,
1/9/2030(f) 113,000 111,848
Series I, (SOFR + 1.07%),
4.36%, 10/22/2031(f) 45,000 44,198
(SOFR + 0.95%), 4.49%,
1/16/2032(f) 92,000 90,525
(SOFR + 1.20%), 4.71%,
3/12/2032(f) 233,000 231,202
(United States SOFR
Compounded Index +
1.18%), 4.81%, 4/16/2032(f) 158,000 157,613
(SOFR + 1.36%), 2.48%,
9/16/2036(f) 9,000 7,791
Corporate Bonds
Principal
Amount ($) Value ($)
Capital Markets
Morgan Stanley,
(United States SOFR
Compounded Index +
1.41%), 5.30%, 4/10/2037(f) 180,000 178,920
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 1.17%),
5.31%, 1/18/2041(f) 12,000 11,679
(SOFR + 1.78%), 5.90%,
3/13/2047(f) 233,000 233,431
MSCI, Inc. ,
5.25%, 9/1/2035 1,000 984
Nasdaq, Inc. ,
5.35%, 6/28/2028 4,000 4,075
5.95%, 8/15/2053 1,000 1,005
Nomura Holdings, Inc. ,
5.49%, 6/29/2035(d) 587,000 593,600
Northern Trust Corp. ,
4.15%, 11/19/2030 14,000 13,885
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 1.05%),
5.12%, 11/19/2040(f) 4,000 3,917
Raymond James Financial,
Inc. ,
4.90%, 9/11/2035 4,000 3,902
State Street Corp. ,
(SOFR + 1.22%), 4.78%,
10/23/2036(f) 3,000 2,927
UBS AG ,
(SOFR + 0.50%), 4.19%,
5/17/2027(f) 250,000 250,150
(SOFR + 0.81%), 4.30%,
3/16/2029(f) 250,000 249,748
UBS Group AG ,
(SOFR + 1.06%), 4.40%,
9/23/2031(a)(f) 200,000 196,459
(SOFR + 1.34%), 5.01%,
3/23/2037(a)(f) 200,000 193,912
(SOFR + 1.34%), 5.20%,
8/10/2037(a)(f) 203,000 199,060
(SOFR + 1.49%), 5.53%,
5/6/2047(a)(f) 173,000 165,901
Voya Global Funding ,
4.60%, 11/24/2030(a) 36,000 35,560
5,008,048
Chemicals 0 .2%
Mosaic Co. (The) ,
4.35%, 1/15/2029(d) 26,000 25,849
4.60%, 11/15/2030 19,000 18,839
OCP SA ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 2.75%),
6.74%, 4/22/2031(a)(e)(f) 200,000 199,133
Sherwin-Williams Co. (The) ,
4.50%, 8/15/2030 13,000 12,974
5.15%, 8/15/2035 3,000 3,017
259,812

Nationwide Invesco Core Plus Bond Fund - April 30, 2026 (Unaudited) - Statements of Investments - 15
Corporate Bonds
Principal
Amount ($) Value ($)
Commercial Services & Supplies 0 .2%
Brink's Co. (The) ,
4.63%, 10/15/2027(a) 70,000 69,665
Waste Connections, Inc. ,
4.80%, 7/15/2036(d) 172,000 168,369
238,034
Consumer Finance 1 .3%
American Express Co. ,
(SOFR + 1.26%), 4.73%,
4/25/2029(f) 28,000 28,146
(SOFR + 0.81%), 4.35%,
7/20/2029(f) 15,000 14,971
(SOFR + 0.81%), 4.47%,
7/20/2029(f) 25,000 25,038
(SOFR + 1.22%), 4.92%,
7/20/2033(f) 10,000 10,024
(SOFR + 1.24%), 4.80%,
10/24/2036(d)(f) 11,000 10,656
American Honda Finance
Corp. ,
Series A, 4.55%, 4/10/2028 78,000 78,041
Series A, 4.90%, 4/10/2031 60,000 59,883
Avolon Holdings Funding Ltd. ,
4.20%, 4/15/2029(a) 49,000 48,112
4.70%, 1/30/2031(a) 37,000 36,345
4.95%, 10/15/2032(a) 36,000 35,123
Capital One Financial Corp. ,
(SOFR + 1.25%), 4.49%,
9/11/2031(d)(f) 13,000 12,792
(SOFR + 1.15%), 4.72%,
1/30/2032(f) 60,000 59,288
(SOFR + 2.04%), 6.18%,
1/30/2036(f) 3,000 3,055
Caterpillar Financial Services
Corp. ,
3.75%, 2/23/2029 245,000 241,921
(SOFR + 0.49%), 4.17%,
2/23/2029(f) 124,000 123,866
FirstCash, Inc. ,
6.88%, 3/1/2032(a) 155,000 158,856
Ford Motor Credit Co. LLC ,
5.42%, 4/9/2031(d) 200,000 198,265
Gabx Leasing LLC ,
4.63%, 4/15/2031(a) 100,000 98,715
John Deere Capital Corp. ,
Series I, 3.90%, 3/9/2029 62,000 61,506
4.38%, 10/15/2030 9,000 8,986
Series I, 4.20%, 3/10/2031 66,000 65,319
Synchrony Financial ,
(SOFR + 1.40%), 5.02%,
7/29/2029(f) 4,000 4,001
Toyota Motor Credit Corp. ,
Series B, 4.05%, 3/13/2029 129,000 128,143
Series B, 4.60%,
3/11/2033(d) 85,000 83,818
1,594,870
Consumer Staples Distribution & Retail 0 .0%
†
Alimentation Couche-Tard,
Inc. ,
5.08%, 9/29/2035(a)(d) 3,000 2,969
Corporate Bonds
Principal
Amount ($) Value ($)
Containers & Packaging 0 .0%
†
Amcor Flexibles North
America, Inc. ,
5.10%, 3/17/2030 3,000 3,036
Distributors 0 .0%
†
Genuine Parts Co. ,
4.95%, 8/15/2029(d) 35,000 34,953
Diversified REITs 0 .0%
†
VICI Properties LP ,
4.75%, 4/1/2028 5,000 5,007
Diversified Telecommunication Services 2 .7%
AT&T, Inc. ,
2.55%, 12/1/2033 15,000 12,682
3.55%, 9/15/2055 8,000 5,151
6.05%, 8/15/2056 1,000 973
6.20%, 10/30/2056 159,000 157,507
6.30%, 10/30/2066 119,000 117,375
Bell Canada ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 2.39%),
6.88%, 9/15/2055(d)(f) 118,000 121,062
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 2.36%),
7.00%, 9/15/2055(f) 84,000 87,171
Black Pearl Compute LLC ,
6.13%, 2/15/2031(a) 104,000 105,517
CCO Holdings LLC ,
4.50%, 5/1/2032(a) 143,000 125,576
4.50%, 5/1/2032(d) 95,000 83,425
Cipher Compute LLC ,
7.13%, 11/15/2030(a)(d) 72,000 74,629
Edged Compute LLC ,
7.50%, 4/30/2031(a) 233,000 228,460
HUT 8 DC LLC ,
6.19%, 11/15/2042(a) 120,000 120,993
Meridian Arc Holdco LLC ,
6.25%, 4/30/2031(a) 225,000 224,949
PR RNO Property Owner 1
LLC ,
6.50%, 5/1/2031(a) 83,000 82,271
QTS Fayetteville I Dc1-2 LLC ,
5.70%, 4/15/2036(a) 946,000 920,079
RD Michigan Property Owner
I LLC ,
7.50%, 3/30/2045(a) 325,000 324,935
SV RNO Property Owner 1
LLC ,
5.88%, 3/1/2031(a) 68,000 66,718
TELUS Corp. ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 2.77%),
6.63%, 10/15/2055(f) 95,000 96,061
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 2.69%),
6.38%, 6/9/2056(d)(f) 77,000 77,009

16 - Statements of Investments - April 30, 2026 (Unaudited) - Nationwide Invesco Core Plus Bond Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Diversified Telecommunication Services
TELUS Corp.,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 2.52%),
6.63%, 6/9/2056(d)(f) 164,000 163,097
Verizon Communications, Inc. ,
5.25%, 4/2/2035 23,000 22,995
5.00%, 1/15/2036 6,000 5,860
5.75%, 11/30/2045 8,000 7,770
5.88%, 11/30/2055 4,084 3,947
6.00%, 11/30/2065 3,000 2,893
WULF Compute LLC ,
7.75%, 10/15/2030(a)(d) 37,000 38,887
3,277,992
Electric Utilities 1 .9%
AEP Texas, Inc. ,
5.70%, 5/15/2034 2,000 2,065
Alabama Power Co. ,
Series C, 4.30%, 3/15/2031 11,000 10,881
American Electric Power Co.,
Inc. ,
Series C, (US Treasury
Yield Curve Rate T Note
Constant Maturity 5 Year +
2.13%), 5.80%, 3/15/2056(f) 48,000 47,731
Series D, (US Treasury
Yield Curve Rate T Note
Constant Maturity 5 Year +
1.94%), 6.05%, 3/15/2056(f) 3,000 2,990
Arizona Public Service Co. ,
5.90%, 8/15/2055 1,000 983
Duke Energy Florida LLC ,
4.20%, 12/1/2030 17,000 16,801
Edison International ,
5.00%, 5/5/2028 48,000 48,017
Electricite de France SA ,
5.25%, 4/22/2036(a) 273,000 268,247
6.13%, 4/22/2056(a) 183,000 177,229
6.25%, 4/22/2066(a) 105,000 101,633
Emera US Finance LLC ,
4.50%, 4/1/2029 111,000 110,718
5.20%, 4/1/2033 32,000 31,758
Series A, (US Treasury Yield
Curve Rate T Note Constant
Maturity 5 Year + 2.87%),
6.65%, 10/1/2056(f) 85,000 85,217
Series B, (US Treasury
Yield Curve Rate T Note
Constant Maturity 5 Year +
2.65%), 6.85%, 10/1/2056(f) 67,000 67,201
Entergy Corp. ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 2.18%),
5.88%, 6/15/2056(f) 17,000 17,007
Evergy Metro, Inc. ,
5.13%, 8/15/2035 1,000 994
Evergy Missouri West, Inc. ,
5.25%, 12/15/2035(a) 3,000 2,959
Evergy, Inc. ,
4.25%, 3/15/2029 19,000 18,847
Corporate Bonds
Principal
Amount ($) Value ($)
Electric Utilities
Exelon Corp. ,
5.45%, 3/15/2034 2,000 2,049
Florida Power & Light Co. ,
4.70%, 2/15/2036 3,000 2,919
5.60%, 2/15/2066 4,000 3,815
Indiana Michigan Power Co. ,
5.63%, 4/1/2053 1,000 967
5.60%, 3/15/2056(d) 36,000 34,776
ITC Holdings Corp. ,
4.88%, 4/15/2031(a) 86,000 85,890
5.50%, 4/15/2036(a) 47,000 47,294
New England Power Co. ,
5.94%, 11/25/2052(a) 1,000 993
NextEra Energy Capital
Holdings, Inc. ,
5.45%, 3/15/2035 23,000 23,450
Niagara Mohawk Power Corp. ,
4.65%, 10/3/2030(a) 4,000 3,988
5.66%, 1/17/2054(a) 1,000 938
NRG Energy, Inc. ,
4.96%, 4/30/2031(a)(d) 11,000 10,924
5.75%, 1/15/2034(a) 73,000 72,461
5.88%, 5/15/2034(a) 59,000 58,788
5.41%, 10/15/2035(a) 3,000 2,942
6.00%, 1/15/2036(a) 62,000 61,576
6.13%, 5/15/2036(a) 58,000 57,781
Pacific Gas and Electric Co. ,
6.10%, 1/15/2029 23,000 23,769
5.20%, 5/1/2036 41,000 39,935
6.00%, 5/1/2056(d) 54,000 51,440
PacifiCorp ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 3.29%),
7.13%, 8/15/2056(f) 63,000 62,794
PG&E Corp. ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 3.88%),
7.38%, 3/15/2055(f) 218,000 224,225
Southern Co. (The) ,
Series 2025, (US Treasury
Yield Curve Rate T Note
Constant Maturity 5 Year +
2.07%), 6.38%, 3/15/2055(f) 4,000 4,120
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 1.99%),
6.00%, 4/1/2058(d)(f) 206,000 208,258
Southwestern Electric Power
Co. ,
5.20%, 4/1/2036 55,000 54,261
Union Electric Co. ,
5.25%, 4/15/2035 7,000 7,112
Virginia Electric and Power
Co. ,
Series C, 4.90%, 9/15/2035 4,000 3,913
Vistra Operations Co. LLC ,
4.60%, 10/15/2030(a)(d) 13,000 12,761
4.70%, 1/31/2031(a)(d) 20,000 19,690
5.35%, 1/31/2036(a) 5,000 4,883

Nationwide Invesco Core Plus Bond Fund - April 30, 2026 (Unaudited) - Statements of Investments - 17
Corporate Bonds
Principal
Amount ($) Value ($)
Electric Utilities
VoltaGrid LLC ,
7.38%, 11/1/2030(a) 40,000 41,517
Wisconsin Electric Power Co. ,
4.15%, 10/15/2030 6,000 5,918
2,247,425
Electrical Equipment 1 .1%
Eaton Corp. ,
3.85%, 3/6/2028 399,000 396,304
3.95%, 3/6/2029 200,000 197,993
4.80%, 3/6/2036 200,000 196,885
5.45%, 3/6/2056 200,000 193,512
EnerSys ,
4.38%, 12/15/2027(a) 55,000 54,288
GE Vernova, Inc. ,
4.25%, 2/4/2031 29,000 28,743
4.88%, 2/4/2036 30,000 29,675
5.50%, 2/4/2056 12,000 11,512
Molex Electronic Technologies
LLC ,
5.25%, 4/30/2032(a)(d) 12,000 12,220
Vertiv Group Corp. ,
4.13%, 11/15/2028(a) 33,000 32,603
Vertiv Holdings Co. ,
4.85%, 3/15/2036 16,000 15,575
5.65%, 3/15/2046 34,000 32,758
5.80%, 3/15/2056 23,000 22,306
5.95%, 3/15/2066 80,000 77,405
1,301,779
Electronic Equipment, Instruments & Components 0 .1%
Amphenol Corp. ,
4.13%, 11/15/2030 15,000 14,773
4.40%, 2/15/2033 18,000 17,595
Jabil, Inc. ,
4.75%, 2/1/2033 16,000 15,584
Tyco Electronics Group SA ,
4.50%, 2/9/2031 28,000 27,880
4.88%, 2/9/2036 55,000 54,180
130,012
Energy Equipment & Services 0 .3%
Baker Hughes Holdings LLC ,
4.05%, 3/11/2029 78,000 77,442
4.35%, 6/15/2031 111,000 109,700
Bristow Group, Inc. ,
6.75%, 2/1/2033(a) 109,000 110,917
298,059
Financial Services 0 .9%
Corebridge Financial, Inc. ,
4.40%, 4/5/2052 1,000 792
Global Payments, Inc. ,
5.40%, 8/15/2032 4,000 3,979
Lseg US Fin Corp. ,
4.25%, 3/23/2029(a) 212,000 210,338
National Rural Utilities
Cooperative Finance Corp. ,
Series D, (United States
SOFR Compounded
Index + 0.43%), 4.12%,
8/9/2027(f) 215,000 215,052
Corporate Bonds
Principal
Amount ($) Value ($)
Financial Services
National Rural Utilities
Cooperative Finance Corp.,
Series D, 4.05%,
2/9/2029(d) 130,000 129,056
4.40%, 5/11/2029 128,000 128,081
5.00%, 8/15/2034 51,000 51,292
NTT Finance Corp. ,
5.50%, 7/16/2035(a)(d) 211,000 214,688
Rocket Cos., Inc. ,
6.13%, 8/1/2030(a) 80,000 81,187
Woodside Finance Ltd. ,
5.70%, 5/19/2032 3,000 3,117
1,037,582
Food Products 0 .4%
Bimbo Bakeries USA, Inc. ,
5.38%, 1/9/2036(a) 207,000 207,254
Bunge Ltd. Finance Corp. ,
4.55%, 8/4/2030(d) 15,000 14,962
5.15%, 8/4/2035 3,000 2,993
JBS NV ,
6.25%, 3/1/2056 3,000 2,895
6.38%, 4/15/2066 1,000 963
McCormick & Co., Inc. ,
4.15%, 2/15/2029 21,000 20,815
Minerva Luxembourg SA ,
7.50%, 4/22/2036(a) 200,000 196,606
446,488
Gas Utilities 0 .0%
†
Atmos Energy Corp. ,
5.20%, 8/15/2035 3,000 3,052
Southern Natural Gas Co.
LLC ,
5.45%, 8/1/2035(a) 3,000 3,054
6,106
Ground Transportation 0 .6%
Burlington Northern Santa Fe
LLC ,
5.55%, 3/15/2056 1,000 967
5.80%, 3/15/2056 1,000 1,002
Canadian Pacific Railway Co. ,
4.00%, 3/15/2029 59,000 58,336
5.50%, 3/15/2056(d) 32,000 30,656
ERAC USA Finance LLC ,
4.50%, 10/30/2029(a) 196,000 195,595
4.70%, 4/30/2031(a) 183,000 182,589
5.25%, 4/30/2036(a) 140,000 139,648
Fedex Freight Holding Co.,
Inc. ,
4.30%, 3/15/2029(a) 15,000 14,820
4.65%, 3/15/2031(a) 21,000 20,705
4.95%, 3/15/2033(a) 9,000 8,840
5.25%, 3/15/2036(a) 47,000 45,749
Penske Truck Leasing Co. LP ,
4.55%, 1/15/2031(a) 22,000 21,771
Ryder System, Inc. ,
4.85%, 6/15/2030 8,000 8,079
Uber Technologies, Inc. ,
4.15%, 1/15/2031 9,000 8,822

18 - Statements of Investments - April 30, 2026 (Unaudited) - Nationwide Invesco Core Plus Bond Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Ground Transportation
Uber Technologies, Inc.,
4.80%, 9/15/2035 2,000 1,948
739,527
Health Care Equipment & Supplies 0 .5%
Abbott Laboratories ,
3.70%, 3/9/2029(d) 109,000 107,508
5.50%, 3/15/2056 156,000 150,829
5.60%, 3/15/2066 69,000 66,454
Augusta SpinCo Corp. ,
4.40%, 3/23/2029 156,000 155,508
4.66%, 3/23/2031 68,000 67,852
4.95%, 3/23/2033 41,000 40,800
GE HealthCare Technologies,
Inc. ,
4.80%, 1/15/2031 5,000 5,016
VSP Optical Group, Inc. ,
5.45%, 12/1/2035(a) 4,000 3,947
597,914
Health Care Providers & Services 0 .3%
Ascension Health ,
Series 2025, 4.29%,
11/15/2030(d) 36,000 35,610
Series 2025, 4.92%,
11/15/2035 5,000 4,937
Cardinal Health, Inc. ,
4.50%, 9/15/2030 3,000 2,985
5.15%, 9/15/2035 2,000 1,989
Cencora, Inc. ,
3.95%, 2/13/2029 117,000 115,389
4.25%, 11/15/2030 25,000 24,574
Cigna Group (The) ,
4.50%, 9/15/2030 5,000 4,994
CommonSpirit Health ,
4.35%, 9/1/2030(d) 11,000 10,817
4.83%, 9/1/2035 5,000 4,851
Series 2025, 4.98%,
9/1/2035 5,000 4,849
5.58%, 9/1/2045 1,000 962
5.66%, 9/1/2055 1,000 953
CVS Health Corp. ,
5.00%, 9/15/2032 5,000 5,016
5.45%, 9/15/2035 3,000 3,028
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 2.89%),
7.00%, 3/10/2055(d)(f) 132,000 136,952
6.20%, 9/15/2055 1,000 995
6.25%, 9/15/2065 4,000 3,928
HCA, Inc. ,
3.13%, 3/15/2027 3,000 2,971
4.30%, 11/15/2030 3,000 2,948
5.45%, 9/15/2034 3,000 3,037
McKesson Corp. ,
4.65%, 5/30/2030(d) 17,000 17,113
4.95%, 5/30/2032 8,000 8,120
397,018
Health Care REITs 0 .0%
†
National Health Investors, Inc. ,
5.35%, 2/1/2033 4,000 3,976
Corporate Bonds
Principal
Amount ($) Value ($)
Health Care REITs
Omega Healthcare Investors,
Inc. ,
5.20%, 7/1/2030 5,000 5,038
Ventas Realty LP ,
5.00%, 2/15/2036 3,000 2,941
11,955
Hotels, Restaurants & Leisure 1 .4%
Airbnb, Inc. ,
4.40%, 3/16/2029 43,000 42,941
4.65%, 3/16/2031(d) 35,000 34,940
5.25%, 3/16/2036 27,000 26,927
Carnival Corp. ,
5.88%, 6/15/2031(a) 55,000 55,782
5.75%, 8/1/2032(a)(d) 182,000 182,915
Expedia Group, Inc. ,
5.50%, 4/15/2036 194,000 189,916
Flutter Treasury DAC ,
5.88%, 6/4/2031(a)(d) 599,000 596,760
Hilton Domestic Operating
Co., Inc. ,
5.88%, 4/1/2029(a) 8,000 8,110
5.75%, 9/15/2033(a)(d) 202,000 203,356
Las Vegas Sands Corp. ,
5.63%, 6/15/2028 3,000 3,044
Marriott Ownership Resorts,
Inc. ,
6.50%, 10/1/2033(a)(d) 29,000 27,885
McDonald's Corp. ,
4.40%, 2/12/2031 17,000 16,954
5.00%, 2/13/2036 4,000 3,986
NCL Corp. Ltd. ,
5.88%, 1/15/2031(a)(d) 52,000 50,612
6.75%, 2/1/2032(a) 30,000 29,853
6.25%, 9/15/2033(a)(d) 49,000 47,424
Viking Cruises Ltd. ,
5.88%, 10/15/2033(a) 99,000 99,252
VOC Escrow Ltd. ,
5.00%, 2/15/2028(a) 95,000 94,798
1,715,455
Household Durables 0 .0%
†
Toll Brothers Finance Corp. ,
5.60%, 6/15/2035 3,000 3,069
Independent Power and Renewable Electricity Producers
0 .0%
†
Constellation Energy
Generation LLC ,
5.88%, 1/15/2066 1,000 961
Southern Power Co. ,
Series A, 4.25%, 10/1/2030 8,000 7,905
Series B, 4.90%, 10/1/2035 3,000 2,905
11,771
Industrial Conglomerates 0 .5%
Siemens Funding BV ,
4.90%, 5/28/2032(a) 587,000 597,874
Industrial REITs 0 .1%
Americold Realty Operating
Partnership LP ,
5.60%, 5/15/2032 3,000 2,990

Nationwide Invesco Core Plus Bond Fund - April 30, 2026 (Unaudited) - Statements of Investments - 19
Corporate Bonds
Principal
Amount ($) Value ($)
Industrial REITs
Goodman US Finance Eight
LLC ,
5.88%, 4/28/2046(a) 45,000 43,789
Goodman US Finance Seven
LLC ,
5.25%, 4/28/2036(a) 37,000 36,438
Prologis Targeted US Logistics
Fund LP ,
4.25%, 1/15/2031(a) 9,000 8,825
4.75%, 1/15/2036(a) 3,000 2,875
94,917
Insurance 2 .2%
AEGON Funding Co. LLC ,
5.63%, 5/7/2036 130,000 129,777
American International Group,
Inc. ,
4.85%, 5/7/2030 3,000 3,030
American National Group,
Inc. ,
6.00%, 7/15/2035 2,000 1,961
Asurion LLC ,
8.38%, 2/1/2034(a) 41,000 40,451
CNA Financial Corp. ,
5.20%, 8/15/2035 3,000 2,949
Constellation Global Funding ,
4.85%, 10/22/2030(a) 35,000 34,332
Fortitude Global Funding ,
4.63%, 10/6/2028(a) 20,000 19,806
GA Global Funding Trust ,
4.50%, 9/18/2030(a)(d) 355,000 344,569
Grand River Funding Trust I ,
6.31%, 2/15/2036(a) 200,000 201,018
Grand River Funding Trust II ,
7.28%, 2/15/2056(a) 241,000 251,384
Hanover Insurance Group,
Inc. (The) ,
5.50%, 9/1/2035 3,000 3,005
Lincoln Financial Global
Funding ,
4.63%, 8/18/2030(a) 4,000 3,972
Marsh & McLennan Cos., Inc. ,
4.95%, 3/15/2036(d) 105,000 103,546
Nippon Life Insurance Co. ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 3.19%),
6.50%, 4/30/2055(a)(f) 587,000 618,268
Protective Life Corp. ,
4.70%, 1/15/2031(a) 28,000 27,748
5.35%, 12/15/2035(a) 9,000 8,861
Protective Life Global
Funding ,
4.83%, 4/14/2031(a) 206,000 205,726
Reinsurance Group of
America, Inc. ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 2.34%),
6.38%, 9/15/2056(f) 18,000 17,627
RGA Global Funding ,
5.00%, 8/25/2032(a) 27,000 26,853
Corporate Bonds
Principal
Amount ($) Value ($)
Insurance
Sompo Holdings, Inc. ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 2.13%),
5.41%, 4/22/2037(a)(f) 200,000 196,790
Travelers Cos., Inc. (The) ,
5.05%, 7/24/2035 2,000 2,003
5.70%, 7/24/2055 1,000 994
Willis North America, Inc. ,
4.55%, 3/15/2031(d) 25,000 24,690
5.15%, 3/15/2036 5,000 4,886
Wynnton Funding Trust ,
5.25%, 8/15/2035(a) 287,000 282,981
Wynnton Funding Trust II ,
5.99%, 8/15/2055(a)(d) 74,000 72,886
2,630,113
Interactive Media & Services 1 .5%
Alphabet, Inc. ,
4.10%, 2/15/2031(d) 100,000 98,827
4.38%, 11/15/2032 3,000 2,970
4.40%, 2/15/2033 111,000 109,290
4.70%, 11/15/2035 4,000 3,927
4.80%, 2/15/2036(d) 74,000 73,248
5.35%, 11/15/2045 3,000 2,910
5.45%, 11/15/2055 2,000 1,913
5.65%, 2/15/2056 142,000 139,277
5.30%, 5/15/2065 2,000 1,821
Meta Platforms, Inc. ,
4.88%, 5/15/2033 293,000 292,869
4.88%, 11/15/2035 10,000 9,746
5.25%, 5/15/2036 211,000 210,408
6.20%, 5/15/2046 199,000 199,241
5.63%, 11/15/2055 6,000 5,509
6.30%, 5/15/2056 194,000 194,299
5.75%, 11/15/2065 11,000 10,009
6.45%, 5/15/2066 415,000 414,110
1,770,374
IT Services 1 .4%
Beignet Investor LLC ,
6.58%, 5/30/2049(a) 1,049,000 1,083,346
CoreWeave, Inc. ,
9.25%, 6/1/2030(a)(d) 234,000 236,950
9.00%, 2/1/2031(a)(d) 50,000 49,683
9.75%, 10/1/2031(a) 64,000 64,371
International Business
Machines Corp. ,
4.30%, 2/3/2031 228,000 224,850
1,659,200
Leisure Products 0 .0%
†
Hasbro, Inc. ,
4.65%, 3/12/2031 47,000 46,619
Life Sciences Tools & Services 0 .1%
Thermo Fisher Scientific, Inc. ,
4.22%, 2/12/2031 23,000 22,724
4.55%, 6/15/2033 29,000 28,603
4.90%, 2/12/2036(d) 47,000 46,527
97,854

20 - Statements of Investments - April 30, 2026 (Unaudited) - Nationwide Invesco Core Plus Bond Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Machinery 0 .9%
Daimler Truck Finance North
America LLC ,
4.65%, 10/12/2030(a) 150,000 149,209
5.00%, 10/12/2032(a)(d) 424,000 423,001
Deere Funding Canada Corp. ,
4.15%, 10/9/2030(d) 43,000 42,454
Esab Corp. ,
5.63%, 4/1/2031(a)(d) 131,000 132,206
Komatsu Finance America,
Inc. ,
4.20%, 9/18/2030(a) 200,000 196,791
Roller Bearing Co. of America,
Inc. ,
4.38%, 10/15/2029(a) 70,000 68,445
Westinghouse Air Brake
Technologies Corp. ,
4.90%, 5/29/2030 3,000 3,036
5.50%, 5/29/2035 3,000 3,068
1,018,210
Media 0 .6%
Charter Communications
Operating LLC ,
5.85%, 12/1/2035 3,000 2,927
Lamar Media Corp. ,
5.38%, 11/1/2033(a)(d) 104,000 102,897
Nexstar Media, Inc. ,
6.50%, 9/15/2033(a) 198,000 199,524
7.25%, 4/15/2034(a) 79,000 79,504
Omnicom Group, Inc. ,
4.20%, 3/2/2029 30,000 29,667
5.30%, 6/2/2036 103,000 99,559
Sirius XM Radio LLC ,
4.00%, 7/15/2028(a) 168,000 163,146
677,224
Metals & Mining 0 .6%
BHP Billiton Finance USA Ltd. ,
5.75%, 9/5/2055 1,000 1,005
Cleveland-Cliffs, Inc. ,
7.00%, 3/15/2032(a)(d) 46,000 45,971
7.63%, 1/15/2034(a)(d) 124,000 125,257
Corp. Nacional del Cobre de
Chile ,
5.53%, 1/30/2037(a) 215,000 213,474
Glencore Funding LLC ,
5.19%, 4/1/2030(a) 3,000 3,046
4.90%, 7/1/2031(a) 78,000 78,114
5.20%, 7/1/2033(a) 96,000 96,432
5.51%, 4/1/2036(a) 202,000 203,420
Rio Tinto Finance USA plc ,
5.75%, 3/14/2055 1,000 1,002
767,721
Multi-Utilities 0 .5%
CenterPoint Energy, Inc. ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 2.22%),
5.95%, 4/1/2056(f) 3,000 2,988
Corporate Bonds
Principal
Amount ($) Value ($)
Multi-Utilities
Dominion Energy, Inc. ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 2.26%),
6.00%, 2/15/2056(f) 18,000 18,009
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 2.01%),
6.20%, 2/15/2056(f) 3,000 3,006
New York State Electric & Gas
Corp. ,
5.85%, 8/15/2033(a) 8,000 8,357
NiSource, Inc. ,
5.25%, 3/30/2028 3,000 3,045
5.35%, 4/1/2034 3,000 3,064
Puget Energy, Inc. ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 2.96%),
7.00%, 9/15/2056(a)(f) 184,000 184,231
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 2.85%),
7.25%, 9/15/2056(a)(f) 179,000 180,006
Sempra ,
5.25%, 3/15/2036 83,000 81,992
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 2.63%),
6.38%, 4/1/2056(f) 16,000 16,183
Southern Co. Gas Capital
Corp. ,
Series A, 4.05%, 9/15/2028 4,000 3,966
WEC Energy Group, Inc. ,
4.75%, 1/15/2028(d) 110,000 110,613
615,460
Office REITs 0 .1%
Boston Properties LP ,
5.75%, 1/15/2035 5,000 5,023
COPT Defense Properties LP ,
4.50%, 10/15/2030 3,000 2,966
Cousins Properties LP ,
5.38%, 2/15/2032 3,000 3,033
4.88%, 3/1/2033 67,000 64,839
Piedmont Operating
Partnership LP ,
5.63%, 1/15/2033 34,000 33,465
109,326
Oil, Gas & Consumable Fuels 2 .8%
Aethon United BR LP ,
7.50%, 10/1/2029(a) 78,000 81,486
Antero Midstream Partners LP ,
5.75%, 10/15/2033(a) 141,000 140,721
Cheniere Energy, Inc. ,
5.20%, 7/30/2036(a)(d) 47,000 46,464
CVR Energy, Inc. ,
5.75%, 2/15/2028(a) 27,000 26,905
Enbridge, Inc. ,
5.45%, 3/27/2036 198,000 200,084

Nationwide Invesco Core Plus Bond Fund - April 30, 2026 (Unaudited) - Statements of Investments - 21
Corporate Bonds
Principal
Amount ($) Value ($)
Oil, Gas & Consumable Fuels
Enbridge, Inc.,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 3.12%),
7.38%, 3/15/2055(f) 14,000 14,803
Energy Transfer LP ,
4.55%, 1/15/2031 30,000 29,735
5.35%, 1/15/2036 7,000 6,959
6.25%, 4/15/2049 1,000 985
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 2.83%),
7.13%, 10/1/2054(f) 295,000 302,885
Enterprise Products Operating
LLC ,
4.60%, 1/15/2031(d) 21,000 21,035
EOG Resources, Inc. ,
4.40%, 7/15/2028 5,000 5,014
5.35%, 1/15/2036 3,000 3,044
5.95%, 7/15/2055 1,000 1,013
Florida Gas Transmission Co.
LLC ,
5.75%, 7/15/2035(a) 4,000 4,124
Global Partners LP ,
6.88%, 1/15/2029 16,000 16,147
8.25%, 1/15/2032(a) 37,000 38,844
Greensaif Pipelines Bidco
Sarl ,
6.51%, 2/23/2042(a) 325,000 345,129
Gulfstream Natural Gas
System LLC ,
5.60%, 7/23/2035(a) 3,000 3,060
Hess Midstream Operations
LP ,
5.50%, 10/15/2030(a) 18,000 18,008
Howard Midstream Energy
Partners LLC ,
7.38%, 7/15/2032(a) 10,000 10,428
Kinder Morgan, Inc. ,
5.15%, 6/1/2030 4,000 4,090
Korea National Oil Corp. ,
4.50%, 3/30/2029(a) 226,000 226,884
4.63%, 3/30/2031(a) 200,000 200,715
Marathon Petroleum Corp. ,
5.70%, 3/1/2035(d) 6,000 6,163
MPLX LP ,
4.80%, 2/15/2031 9,000 9,010
5.00%, 1/15/2033 15,000 14,929
5.40%, 9/15/2035 3,000 2,996
Occidental Petroleum Corp. ,
4.40%, 4/15/2046 1,000 795
Petroleos Mexicanos ,
5.95%, 1/28/2031 162,000 158,489
Saudi Arabian Oil Co. ,
4.00%, 2/2/2029(a) 200,000 197,086
4.75%, 6/2/2030(a) 200,000 199,491
5.38%, 6/2/2035(a) 200,000 202,166
Corporate Bonds
Principal
Amount ($) Value ($)
Oil, Gas & Consumable Fuels
South Bow Canadian
Infrastructure Holdings Ltd. ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 3.95%),
7.63%, 3/1/2055(d)(f) 68,000 70,973
Sunoco LP ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 4.23%),
7.88%, 9/18/2030(a)(e)(f) 87,000 90,093
5.63%, 3/15/2031(a) 52,000 52,193
6.25%, 7/1/2033(a) 7,000 7,154
5.88%, 3/15/2034(a) 77,000 76,724
TransCanada PipeLines Ltd. ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 2.25%),
6.13%, 10/17/2056(f) 52,000 52,228
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 2.12%),
6.38%, 10/17/2056(f) 27,000 27,207
Venture Global Calcasieu
Pass LLC ,
6.00%, 5/1/2036(a) 57,000 57,444
Venture Global LNG, Inc. ,
8.13%, 6/1/2028(a)(d) 16,000 16,372
9.88%, 2/1/2032(a)(d) 110,000 118,014
Venture Global Plaquemines
LNG LLC ,
7.50%, 5/1/2033(a)(d) 77,000 85,390
6.50%, 1/15/2034(a) 23,000 24,093
7.75%, 5/1/2035(a)(d) 76,000 85,478
6.75%, 1/15/2036(a) 6,000 6,378
Western Midstream Operating
LP ,
4.80%, 3/1/2031 23,000 22,847
5.50%, 12/15/2035 3,000 2,966
5.30%, 3/1/2048 6,000 5,103
Williams Cos., Inc. (The) ,
6.00%, 3/15/2055 6,000 5,954
3,346,298
Paper & Forest Products 0 .3%
Georgia-Pacific LLC ,
4.40%, 6/30/2028(a) 3,000 3,003
4.40%, 5/15/2029(a) 65,000 64,911
4.60%, 5/15/2031(a) 130,000 129,829
4.95%, 6/30/2032(a) 5,000 5,065
4.90%, 5/15/2033(a) 70,000 69,818
Suzano Austria GmbH ,
3.75%, 1/15/2031 59,000 55,499
328,125
Passenger Airlines 0 .1%
Delta Air Lines, Inc. ,
4.95%, 7/10/2028(d) 8,000 8,048
5.25%, 7/10/2030 4,000 4,031
United Airlines Holdings, Inc. ,
4.88%, 3/1/2029 138,000 135,938
5.38%, 3/1/2031(d) 14,000 13,799

22 - Statements of Investments - April 30, 2026 (Unaudited) - Nationwide Invesco Core Plus Bond Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Passenger Airlines
United Airlines, Inc. ,
4.63%, 4/15/2029(a) 4,000 3,949
165,765
Pharmaceuticals 1 .8%
Eli Lilly & Co. ,
5.55%, 10/15/2055 1,000 983
EMD Finance LLC ,
4.38%, 10/15/2030(a) 514,000 508,826
4.63%, 10/15/2032(a) 150,000 148,403
Merck & Co., Inc. ,
4.15%, 3/15/2031 80,000 78,964
4.45%, 12/4/2032 16,000 15,848
4.75%, 12/4/2035 4,000 3,915
5.70%, 12/4/2065 1,000 966
Novartis Capital Corp. ,
4.40%, 3/18/2031 63,000 62,907
4.60%, 3/18/2033 69,000 68,518
4.90%, 3/18/2036 75,000 74,476
5.60%, 3/18/2046 44,000 44,041
5.70%, 3/18/2056 81,000 81,134
Pfizer, Inc. ,
4.20%, 11/15/2030 43,000 42,661
4.50%, 11/15/2032 48,000 47,548
5.60%, 11/15/2055 4,000 3,925
5.70%, 11/15/2065 4,000 3,846
Takeda US Financing, Inc. ,
5.20%, 7/7/2035 587,000 587,806
5.90%, 7/7/2055 43,000 42,596
Teva Pharmaceutical Finance
Netherlands IV BV ,
5.75%, 12/1/2030 300,000 307,915
Zoetis, Inc. ,
4.15%, 8/17/2028 10,000 9,955
2,135,233
Professional Services 0 .0%
†
Verisk Analytics, Inc. ,
4.45%, 3/15/2031(d) 36,000 35,505
Residential REITs 0 .0%
†
ERP Operating LP ,
4.95%, 6/15/2032 11,000 11,097
Essential Properties LP ,
5.40%, 12/1/2035 3,000 2,966
14,063
Retail REITs 0 .1%
Brixmor Operating Partnership
LP ,
5.20%, 4/1/2032 3,000 3,029
4.85%, 2/15/2033 3,000 2,953
Kimco Realty OP LLC ,
5.30%, 2/1/2036 3,000 3,039
Kite Realty Group LP ,
4.00%, 10/1/2026 3,000 2,993
4.95%, 12/15/2031 3,000 2,995
5.50%, 3/1/2034 3,000 3,037
Phillips Edison Grocery Center
Operating Partnership I LP ,
5.25%, 8/15/2032 3,000 3,047
4.75%, 3/15/2033(d) 28,000 27,460
Corporate Bonds
Principal
Amount ($) Value ($)
Retail REITs
Realty Income Corp. ,
4.50%, 2/1/2033 14,000 13,689
Regency Centers LP ,
4.50%, 3/15/2033 35,000 34,118
96,360
Semiconductors & Semiconductor Equipment 1 .1%
Broadcom, Inc. ,
5.15%, 11/15/2031 35,000 35,829
5.20%, 7/15/2035 2,000 2,017
4.80%, 2/15/2036 3,000 2,928
4.90%, 2/15/2038 3,000 2,899
Foundry JV Holdco LLC ,
6.15%, 1/25/2032(a) 200,000 210,410
5.88%, 1/25/2034(a) 200,000 202,989
Intel Corp. ,
5.20%, 2/10/2033 4,000 4,051
5.30%, 5/15/2036 98,000 97,589
5.70%, 2/10/2053 1,000 935
5.60%, 2/21/2054 1,000 929
6.13%, 5/15/2056 140,000 138,960
Micron Technology, Inc. ,
2.70%, 4/15/2032 24,000 21,419
NXP BV ,
3.40%, 5/1/2030(d) 6,000 5,735
SK hynix, Inc. ,
4.25%, 9/11/2028(a)(d) 205,000 204,162
4.38%, 9/11/2030(a) 330,000 327,784
1,258,636
Software 1 .0%
OAK-Eagle Acquireco, Inc. ,
7.25%, 7/1/2033(a) 53,000 54,612
Oracle Corp. ,
4.55%, 2/4/2029 83,000 81,999
(United States SOFR
Compounded Index +
1.11%), 4.78%, 2/4/2029(f) 60,000 59,575
4.45%, 9/26/2030 15,000 14,468
4.95%, 2/4/2031(d) 109,000 106,622
5.35%, 5/4/2033 83,000 80,707
5.20%, 9/26/2035 3,000 2,795
5.70%, 2/4/2036 10,000 9,603
5.88%, 9/26/2045 4,000 3,445
5.38%, 9/27/2054 4,000 3,079
5.95%, 9/26/2055 1,000 838
6.70%, 2/4/2056 32,000 29,491
6.85%, 2/4/2066 14,000 12,863
Roper Technologies, Inc. ,
4.25%, 9/15/2028 5,000 4,963
4.45%, 9/15/2030 3,000 2,956
5.10%, 9/15/2035 1,000 971
Salesforce, Inc. ,
4.90%, 9/15/2031 362,000 360,936
5.55%, 3/15/2036 239,000 238,340
6.40%, 3/15/2046(d) 79,000 78,960
1,147,223
Specialized REITs 0 .1%
CubeSmart LP ,
3.00%, 2/15/2030 4,000 3,769

Nationwide Invesco Core Plus Bond Fund - April 30, 2026 (Unaudited) - Statements of Investments - 23
Corporate Bonds
Principal
Amount ($) Value ($)
Specialized REITs
EPR Properties ,
4.75%, 12/15/2026 3,000 3,000
Extra Space Storage LP ,
4.95%, 1/15/2033 4,000 3,967
Public Storage Operating Co. ,
5.00%, 12/15/2035 52,000 51,418
SBA Communications Corp. ,
3.88%, 2/15/2027 70,000 69,566
131,720
Specialty Retail 0 .2%
Advance Auto Parts, Inc. ,
7.00%, 8/1/2030(a)(d) 37,000 38,168
7.38%, 8/1/2033(a)(d) 49,000 50,560
Asbury Automotive Group,
Inc. ,
5.00%, 2/15/2032(a)(d) 29,000 27,809
Home Depot, Inc. (The) ,
3.95%, 9/15/2030 5,000 4,937
Lithia Motors, Inc. ,
5.50%, 10/1/2030(a) 168,000 167,110
288,584
Technology Hardware, Storage & Peripherals 0 .0%
†
Dell International LLC ,
3.45%, 12/15/2051 1,000 683
Tobacco 0 .2%
BAT Capital Corp. ,
6.34%, 8/2/2030(d) 3,000 3,198
4.63%, 3/22/2033(d) 5,000 4,900
Philip Morris International,
Inc. ,
5.63%, 11/17/2029 17,000 17,630
2.10%, 5/1/2030 9,000 8,216
4.00%, 10/29/2030 5,000 4,903
4.63%, 10/29/2035 3,000 2,894
4.88%, 4/29/2036 185,000 181,080
222,821
Trading Companies & Distributors 0 .5%
Aircastle Ltd. ,
5.00%, 9/15/2030(a) 150,000 149,917
Aviation Capital Group LLC ,
4.25%, 4/30/2029(a) 11,000 10,845
4.80%, 10/24/2030(a) 15,000 14,895
Ferguson Enterprises, Inc. ,
4.35%, 3/15/2031(d) 12,000 11,819
Sumisho Air Lease Corp. ,
Series B, (US Treasury
Yield Curve Rate T Note
Constant Maturity 5
Year + 4.08%), 4.65%,
6/15/2026(e)(f) 216,000 215,006
4.40%, 3/24/2028(a) 142,000 141,251
4.50%, 3/24/2029(a) 99,000 98,398
642,131
Water Utilities 0 .0%
†
American Water Capital Corp. ,
5.70%, 9/1/2055 1,000 978
Corporate Bonds
Principal
Amount ($) Value ($)
Wireless Telecommunication Services 0 .0%
†
T-Mobile USA, Inc. ,
4.95%, 11/15/2035 3,000 2,931
5.70%, 1/15/2056 4,000 3,775
6,706
Total Corporate Bonds
(cost $55,734,039)
55,507,072
Foreign Government Securities 3 .0%
BRAZIL 0 .2%
Federative Republic of Brazil ,
7.25%, 1/12/2056 200,000 200,780
COLOMBIA 0 .3%
Republic of Colombia ,
5.38%, 1/21/2029 370,000 366,818
DOMINICAN REPUBLIC 0 .2%
Dominican Republic
Government Bond ,
5.75%, 3/17/2034(a) 150,000 146,205
6.15%, 5/17/2038(a) 150,000 145,807
292,012
EGYPT 0 .2%
Egyptian Financial Co. for
Sovereign Taskeek (The) ,
6.38%, 4/7/2029(a) 200,000 198,763
GUATEMALA 0 .2%
Republic of Guatemala ,
6.88%, 8/15/2055(a) 200,000 216,220
ISRAEL 0 .2%
State of Israel Government
Bond ,
5.00%, 1/13/2036 205,000 198,923
KUWAIT 0 .1%
State of Kuwait ,
4.14%, 10/9/2030(a)(d) 200,000 197,413
MEXICO 1 .2%
Eagle Funding Luxco Sarl ,
5.50%, 8/17/2030(a) 1,108,000 1,116,532
United Mexican States ,
4.75%, 3/22/2031(d) 293,000 287,301
1,403,833
TRINIDAD AND TOBAGO 0 .2%
Republic of Trinidad and
Tobago ,
6.40%, 6/26/2034(a) 200,000 203,500

24 - Statements of Investments - April 30, 2026 (Unaudited) - Nationwide Invesco Core Plus Bond Fund
Foreign Government Securities
Principal
Amount ($) Value ($)
TURKEY 0 .2%
Republic of Turkiye (The) ,
6.38%, 5/22/2031 270,000 267,614
Total Foreign Government Securities
(cost $3,523,927)
3,545,876
Mortgage-Backed Securities 25 .5%
FHLMC Gold Pool
Pool# G08721
3.00%, 9/1/2046 270,752 243,763
Pool# G08726
3.00%, 10/1/2046 273,964 246,513
FHLMC UMBS Pool
Pool# SD0040
3.00%, 7/1/2049 270,364 240,274
Pool# QC0345
2.00%, 3/1/2051 320,600 262,927
Pool# QD3229
2.00%, 12/1/2051 2,641,025 2,123,087
Pool# SD3771
2.50%, 3/1/2052 550,180 467,118
Pool# SD1716
5.00%, 9/1/2052 462,763 463,849
Pool# SD8255
3.50%, 10/1/2052 122,296 111,391
Pool# SD1853
5.50%, 11/1/2052 282,680 290,072
Pool# SD7097
5.00%, 11/1/2054 257,202 256,536
Pool# SL0526
5.50%, 3/1/2055 53,056 53,817
FNMA UMBS Pool
Pool# MA2124
3.00%, 12/1/2029 145,172 142,576
Pool# AJ9278
3.50%, 12/1/2041 235,024 221,568
Pool# AU2592
3.50%, 8/1/2043 236,045 221,481
Pool# CA7972
3.00%, 9/1/2050 103,541 91,213
Pool# BT4370
2.00%, 7/1/2051 180,085 145,283
Pool# FS1376
3.00%, 12/1/2051 270,680 239,530
Pool# FS5928
2.50%, 1/1/2052 619,683 523,674
Pool# MA4548
2.50%, 2/1/2052 1,384,177 1,166,254
Pool# MA4579
3.00%, 4/1/2052 1,354,605 1,188,754
Pool# CB4130
4.50%, 7/1/2052 323,605 312,964
Pool# FS2257
4.50%, 7/1/2052 263,063 255,878
Pool# CB7344
6.00%, 10/1/2053 804,048 825,105
Pool# FS7577
2.50%, 1/1/2054 312,780 263,753
Pool# CB8858
6.00%, 7/1/2054 152,629 157,192
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA UMBS Pool
Pool# FS9801
5.50%, 11/1/2054 890,146 896,888
FNMA/FHLMC UMBS,
15 Year, Single Family
Conventional Pool TBA
4.50%, 5/25/2041 920,000 912,777
5.00%, 5/25/2041 860,000 866,230
FNMA/FHLMC UMBS,
30 Year, Single Family
Conventional Pool TBA
6.00%, 5/25/2056 1,220,000
1,245,416
FNMA/FHLMC UMBS, 30
Year, Single Family TBA
2.00%, 5/25/2056 1,430,000 1,143,848
2.50%, 5/25/2056 2,610,000 2,185,099
3.00%, 5/25/2056 1,025,000 897,175
3.50%, 5/25/2056 1,540,000 1,401,610
4.00%, 5/25/2056 1,690,000 1,584,705
4.50%, 5/25/2056 2,200,000 2,115,973
5.00%, 5/25/2056 4,215,000 4,152,155
5.50%, 5/25/2056 1,705,000 1,713,481
6.50%, 5/25/2056 840,000 871,474
Total Mortgage-Backed Securities
(cost $30,542,436)
30,501,403
U.S. Treasury Obligations 2 .9%
U.S. Treasury Bonds
4.63%, 2/15/2046 (d) 466,100 445,126
4.63%, 11/15/2055 78,500 74,035
U.S. Treasury Notes
3.88%, 3/31/2028 407,000 406,904
3.88%, 4/15/2029 (d) 705,000 704,284
3.88%, 3/31/2031 1,123,700 1,116,238
3.88%, 4/30/2031 55,000 54,630
4.25%, 3/31/2033 142,500 142,901
4.13%, 2/15/2036 (d) 485,700 475,455
Total U.S. Treasury Obligations
(cost $3,435,484)
3,419,573
Preferred Stock 0 .1%
Shares
Banks 0 .1%
Citigroup, Inc., 6.25%,
1/15/2031*(g) 4,175 105,836
Total Preferred Stock
(cost $104,375)
105,836
Short-Term Investments 1 .6%
Money Market Funds 0 .1%
Invesco Government
& Agency Portfolio,
Institutional
Shares,3.58%(h)(i) 100,000 100,000

Nationwide Invesco Core Plus Bond Fund - April 30, 2026 (Unaudited) - Statements of Investments - 25
Short-Term Investments
Shares Value ($)
Money Market Funds
Morgan Stanley Institutional
Liquidity Fund - Government
Portfolio, Institutional
Shares,3.57%(h)(i) 100,000 100,000
Total Money Market Funds
(cost $200,000)
200,000
Principal
Amount ($)
U.S. Treasury Obligations 1 .5%
U.S. Treasury Bills
3.80%, 5/14/2026(d)(j) 1,603,000 1,600,926
3.66%, 9/17/2026(j) 164,000 161,724
Total U.S. Treasury Obligations
(cost $1,762,567)
1,762,650
Total Short-Term Investments
(cost $1,962,567)
1,962,650
Repurchase Agreements 3 .2%
CF Secured, LLC
3.61%, dated 4/30/2026,
due 5/1/2026, repurchase
price $1,875,136,
collateralized by U.S.
Government Treasury
Securities, ranging from
0.00% - 6.13%, maturing
5/15/2026 - 2/15/2056;
total market value
$1,912,639. (i)(k) 1,874,948 1,874,948
Nomura Securities
International, Inc.
3.63%, dated 4/30/2026,
due 5/1/2026, repurchase
price $2,000,202,
collateralized by U.S.
Government Treasury
Securities, ranging from
0.00% - 4.38%, maturing
11/15/2026 - 2/15/2055;
total market value
$2,040,225. (i)(k) 2,000,000 2,000,000
Total Repurchase Agreements
(cost $3,874,948)
3,874,948
Total Investments
(cost $143,976,196) — 120.1%
143,684,280
Liabilities in excess of other
assets — (20.1)% (24,049,597)
NET ASSETS — 100.0%
$ 119,634,683
* Denotes a non-income producing security.
† Amount rounds to less than 0.1%.
(a) Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board
of Trustees. The liquidity determination is unaudited. The
aggregate value of these securities as of April 30, 2026 was
$69,861,184 which represents 58.40% of net assets.
(b) Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest
rates and prepayments on the underlying pool of assets.  See
Note 6 for further information. The interest rate shown was
the current rate as of April 30, 2026.
(c) Step Bond. Coupon rate is set for an initial period and then increases to a higher coupon rate at a specific date. The rate shown is the rate as of April 30, 2026.
(d) The security or a portion of this security is on loan as of
April 30, 2026. The total value of securities on loan as of
April 30, 2026 was $8,602,868, which was collateralized by
cash used to purchase money market funds and repurchase
agreements with a value of $200,000 and $3,874,948,
respectively, and by $4,771,771 of collateral in the form
of  U.S. Government Treasury Securities, interest rates
ranging from 0.00% - 6.25%, and maturity dates ranging from
5/15/2026 - 2/15/2056, a total value of $8,846,719.
(e) Perpetual Bond Security. The rate reflected in the Statement of Investments is the rate in effect on April 30, 2026. The
maturity date reflects the next call date.
(f) Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate as
of April 30, 2026.
(g) The date shown reflects the next call date on which the
issuer may redeem the security at par value. The coupon
rate for this security is based on par value and is currently in effect as of April 30, 2026.
(h) Represents 7-day effective yield as of April 30, 2026.
(i) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of April 30, 2026 was $4,074,948.
(j) Security or a portion of the security was used to cover the margin requirement for futures contracts.
(k) Please refer to Note 2 for additional information on the joint repurchase agreement.
CLO Collateralized Loan Obligations
FHLMC Federal Home Loan Mortgage Corp.
FNMA Federal National Mortgage Association
REIT Real Estate Investment Trust
SOFR Secured Overnight Financing Rate
TBA To Be Announced; Security is subject to
delayed delivery
UMBS Uniform Mortgage-Backed Securities

26 - Statements of Investments - April 30, 2026 (Unaudited) - Nationwide Invesco Core Plus Bond Fund
Futures contracts outstanding as of April 30, 2026:
Description
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount ($)
Value and
Unrealized
Appreciation
(Depreciation) ($)
Long Contracts
U.S. Treasury 2 Year Note 84 6/2026 USD 17,398,500 (122,549)
U.S. Treasury 10 Year Ultra Note 3 6/2026 USD 338,578 (567)
U.S. Treasury Long Bond 8 6/2026 USD 902,750 (36,012)
U.S. Treasury Ultra Bond 68 6/2026 USD 7,822,125 (264,408)
Total long contracts (423,536)
Short Contracts
U.S. Treasury 5 Year Note (65) 6/2026 USD (7,009,336) 19,054
U.S. Treasury 10 Year Note (31) 6/2026 USD (3,428,406) 8,358
Total short contracts 27,412
Net contracts (396,124)
Currency:
USD United States Dollar
The accompanying notes are an integral part of these financial statements.

Nationwide Loomis Core Bond Fund - April 30, 2026 (Unaudited) - Statements of Investments - 27
Asset-Backed Securities 12 .7%
Principal
Amount ($) Value ($)
Airlines 0 .2%
British Airways Pass-Through
Trust, Series 2021-1, Class
B, 3.90%, 9/15/2031(a) 520,761 499,809
PK ALIFT Loan Funding 7
LP, Series 2025-2, Class A,
4.75%, 3/15/2043(a) 307,838 304,497
United Airlines Pass-Through
Trust
Series 2020-1, Class A,
5.88%, 10/15/2027 528,962 538,395
Series 2024-1, Class AA,
5.45%, 2/15/2037 274,406 279,600
Series 2024-1, Class A,
5.88%, 2/15/2037 469,873 471,689
2,093,990
Automobiles 8 .9%
Ally Auto Receivables Trust
Series 2025-1, Class A3,
3.96%, 3/15/2030 550,000 549,072
Series 2026-1, Class A3,
3.92%, 10/15/2030 435,000 432,173
American Credit Acceptance
Receivables Trust
Series 2023-3, Class C,
6.44%, 10/12/2029(a) 61,263 61,386
Series 2025-2, Class C,
5.11%, 4/14/2031(a) 730,000 734,433
Series 2026-2, Class C,
4.85%, 5/10/2032(a) 1,085,000 1,081,907
Series 2026-1, Class C,
4.55%, 1/12/2033(a) 2,050,000 2,039,104
Americredit Automobile
Receivables Trust, Series
2023-1, Class B, 5.57%,
3/20/2028 735,000 738,244
AmeriCredit Automobile
Receivables Trust
Series 2021-3, Class C,
1.41%, 8/18/2027 110,754 110,508
Series 2024-1, Class A3,
5.43%, 1/18/2029 432,963 435,417
AutoNation Finance Trust
Series 2025-1A, Class A3,
4.62%, 11/13/2029(a) 515,000 517,145
Series 2026-1A, Class A3,
4.03%, 8/12/2030(a) 415,000 413,519
Avis Budget Rental Car
Funding AESOP LLC
Series 2023-3A, Class A,
5.44%, 2/22/2028(a) 1,300,000 1,309,455
Series 2024-1A, Class A,
5.36%, 6/20/2030(a) 700,000 714,022
Series 2026-1A, Class A,
4.28%, 8/20/2030(a) 835,000 826,503
Series 2025-2A, Class A,
5.12%, 8/20/2031(a) 385,000 390,239
BMW Vehicle Lease Trust
Series 2024-2, Class A3,
4.18%, 10/25/2027 545,340 545,706
Asset-Backed Securities
Principal
Amount ($) Value ($)
Automobiles
Series 2025-1, Class A3,
4.43%, 6/26/2028 400,000 401,398
BofA Auto Trust, Series
2025-1A, Class A3, 4.35%,
11/20/2029(a) 355,000 355,839
Bridgecrest Lending Auto
Securitization Trust
Series 2024-2, Class A3,
5.84%, 6/15/2028 16,865 16,879
Series 2024-3, Class B,
5.37%, 10/16/2028 263,737 264,345
Series 2025-2, Class A3,
4.78%, 12/15/2028 965,000 967,536
Series 2025-3, Class A3,
4.66%, 1/15/2029 645,000 646,767
Series 2026-1, Class A3,
4.04%, 12/17/2029 445,000 444,113
Series 2026-2, Class A3,
4.27%, 1/15/2030 265,000 264,927
Carmax Auto Owner Trust,
Series 2025-4, Class A3,
3.97%, 12/16/2030 695,000 690,855
CarMax Auto Owner Trust
Series 2023-2, Class A3,
5.05%, 1/18/2028 251,606 252,340
Series 2024-4, Class A3,
4.60%, 10/15/2029 1,480,000 1,487,480
Series 2025-2, Class A3,
4.48%, 3/15/2030 680,000 682,993
Series 2026-2, Class A3,
4.22%, 6/16/2031 560,000 559,896
CarMax Select Receivables
Trust
Series 2024-A, Class A3,
5.40%, 11/15/2028 239,331 240,807
Series 2025-A, Class A3,
4.77%, 9/17/2029 1,070,000 1,077,198
Carvana Auto Receivables
Trust
Series 2024-P2, Class A3,
5.33%, 7/10/2029 245,430 246,969
Series 2024-P4, Class A3,
4.64%, 1/10/2030 219,968 220,732
Series 2025-P3, Class A3,
4.04%, 11/11/2030 720,000 717,166
Series 2025-P2, Class A4,
4.75%, 6/10/2031 1,460,000 1,469,194
Chesapeake Funding II LLC
Series 2023-1A, Class A1,
5.65%, 5/15/2035(a) 125,053 125,129
Series 2024-1A, Class A1,
5.52%, 5/15/2036(a) 146,654 148,288
Citizens Auto Receivables
Trust, Series 2024-1, Class
A3, 5.11%, 4/17/2028(a) 112,217 112,639
Credit Acceptance Auto Loan
Trust
Series 2023-3A, Class C,
7.62%, 12/15/2033(a) 100,000 102,241
Series 2024-2A, Class A,
5.95%, 6/15/2034(a) 1,200,000 1,212,125

28 - Statements of Investments - April 30, 2026 (Unaudited) - Nationwide Loomis Core Bond Fund
Asset-Backed Securities
Principal
Amount ($) Value ($)
Automobiles
Series 2025-1A, Class A,
5.02%, 3/15/2035(a) 1,630,000 1,638,503
Series 2025-2A, Class B,
4.87%, 1/15/2036(a) 1,020,000 1,022,261
Series 2026-1A, Class A,
4.65%, 4/15/2036(a) 630,000 630,065
Drive Auto Receivables Trust,
Series 2024-2, Class B,
4.52%, 7/16/2029 815,000 816,569
Enterprise Fleet Financing
LLC
Series 2025-1, Class A3,
4.82%, 2/20/2029(a) 330,000 332,596
Series 2025-3, Class A3,
4.46%, 9/20/2029(a) 1,365,000 1,368,747
Series 2023-2, Class A2,
5.56%, 4/22/2030(a) 68,450 68,684
Series 2024-1, Class A3,
5.16%, 9/20/2030(a) 240,000 242,708
Series 2024-3, Class A4,
5.06%, 3/20/2031(a) 460,000 465,877
Exeter Automobile
Receivables Trust
Series 2025-2A, Class A3,
4.74%, 1/16/2029 1,298,386 1,300,335
Series 2025-4A, Class A3,
4.39%, 9/17/2029 265,000 265,490
Series 2026-2A, Class A3,
4.45%, 5/15/2030 805,000 807,279
Series 2024-4A, Class C,
5.48%, 8/15/2030 435,000 439,180
Exeter Select Automobile
Receivables Trust, Series
2025-1, Class A3, 4.69%,
4/15/2030 295,000 296,283
First Investors Auto Owner
Trust
Series 2026-1A, Class A3,
4.50%, 5/15/2031(a) 1,235,000 1,234,304
Series 2025-1A, Class C,
4.75%, 12/15/2031(a) 1,100,000 1,099,224
Flagship Credit Auto Trust,
Series 2023-2, Class C,
5.81%, 5/15/2029(a) 650,000 652,897
Ford Credit Auto Lease Trust,
Series 2025-A, Class A3,
4.72%, 6/15/2028 415,000 416,733
GECU Auto Receivables
Trust, Series 2023-
1A, Class A3, 5.63%,
8/15/2028(a) 135,991 136,354
GLS Auto Receivables Issuer
Trust
Series 2024-4A, Class A3,
4.75%, 7/17/2028(a) 162,297 162,459
Series 2024-2A, Class B,
5.77%, 11/15/2028(a) 458,194 459,955
Series 2024-3A, Class B,
5.08%, 1/16/2029(a) 395,000 396,354
Series 2025-4A, Class A3,
4.29%, 7/16/2029(a) 390,000 389,984
Asset-Backed Securities
Principal
Amount ($) Value ($)
Automobiles
Series 2025-2A, Class C,
5.11%, 1/15/2031(a) 435,000 437,832
GLS Auto Select Receivables
Issuer Trust
Series 2025-4A, Class A2,
4.17%, 2/18/2031(a) 436,387 435,479
Series 2026-1A, Class A2,
4.05%, 2/17/2032(a) 355,000 353,759
GLS Auto Select Receivables
Trust
Series 2024-3A, Class A2,
5.59%, 10/15/2029(a) 264,992 267,101
Series 2024-4A, Class A2,
4.43%, 12/17/2029(a) 204,836 205,197
Series 2025-1A, Class A2,
4.71%, 4/15/2030(a) 274,917 275,849
Series 2024-2A, Class A2,
5.58%, 6/17/2030(a) 63,939 64,453
Series 2025-3A, Class A2,
4.46%, 10/15/2030(a) 434,033 434,231
GM Financial Automobile
Leasing Trust
Series 2024-2, Class A3,
5.39%, 7/20/2027 115,236 115,514
Series 2025-1, Class A3,
4.66%, 2/21/2028 560,000 562,504
Series 2025-3, Class A3,
4.17%, 8/21/2028 1,255,000 1,255,908
Harley-Davidson Motorcycle
Trust, Series 2023-A, Class
A3, 5.05%, 12/15/2027 131,451 131,645
Hertz Vehicle Financing III
LLC
Series 2023-3A, Class A,
5.94%, 2/25/2028(a) 845,000 853,135
Series 2024-1A, Class A,
5.44%, 1/25/2029(a) 855,000 865,762
Hertz Vehicle Financing LLC,
Series 2022-2A, Class A,
2.33%, 6/26/2028(a) 870,000 853,036
Huntington Auto Trust, Series
2024-1A, Class A3, 5.23%,
1/16/2029(a) 287,007 288,965
Hyundai Auto Lease
Securitization Trust
Series 2026-A, Class A3,
3.97%, 12/15/2028(a) 1,215,000 1,210,779
Series 2026-B, Class A3,
4.21%, 4/16/2029(a) 665,000 664,228
Hyundai Auto Receivables
Trust, Series 2025-B, Class
A3, 4.36%, 12/17/2029 510,000 511,804
LAD Auto Receivables Trust
Series 2024-2A, Class A3,
5.61%, 8/15/2028(a) 139,666 140,114
Series 2024-1A, Class A4,
5.17%, 9/15/2028(a) 175,991 176,548
Series 2023-4A, Class B,
6.39%, 10/16/2028(a) 260,000 262,522
Series 2024-3A, Class A3,
4.52%, 3/15/2029(a) 301,774 302,394

Nationwide Loomis Core Bond Fund - April 30, 2026 (Unaudited) - Statements of Investments - 29
Asset-Backed Securities
Principal
Amount ($) Value ($)
Automobiles
Series 2025-1A, Class A3,
4.69%, 7/16/2029(a) 905,000 907,856
Series 2025-2A, Class A3,
4.25%, 1/15/2030(a) 1,360,000 1,359,812
M&T Bank Auto Receivables
Trust, Series 2025-
1A, Class A3, 4.73%,
6/17/2030(a) 290,000 291,885
NextGear Floorplan Master
Owner Trust
Series 2025-2A, Class A2,
4.23%, 10/15/2030(a) 765,000 761,864
Series 2026-1A, Class A2,
4.07%, 2/15/2031(a) 2,050,000 2,034,515
Octane Receivables Trust
Series 2025-1A, Class A2,
4.25%, 2/20/2031(a) 1,425,000 1,424,447
Series 2024-2A, Class A2,
5.80%, 7/20/2032(a) 265,246 266,952
PenFed Auto Receivables
Owner Trust, Series
2024-A, Class A3, 4.70%,
6/15/2029(a) 293,443 294,246
Porsche Innovative Lease
Owner Trust, Series 2024-
2A, Class A3, 4.35%,
10/20/2027(a) 376,669 376,955
Prestige Auto Receivables
Trust, Series 2023-
1A, Class C, 5.65%,
2/15/2028(a) 99,324 99,379
Santander Drive Auto
Receivables Trust
Series 2025-3, Class A2,
4.63%, 10/16/2028 576,333 577,304
Series 2024-5, Class A3,
4.62%, 11/15/2028 242,904 243,114
Series 2023-4, Class B,
5.77%, 12/15/2028 364,095 366,364
Series 2024-4, Class A3,
4.85%, 1/16/2029 234,164 234,563
Series 2024-3, Class A3,
5.63%, 1/16/2029 287,238 287,884
Series 2025-2, Class A3,
4.67%, 8/15/2029 1,230,000 1,234,087
Series 2023-5, Class B,
6.16%, 12/17/2029 663,696 669,347
Series 2025-4, Class A3,
4.17%, 4/15/2030 905,000 904,997
Series 2023-1, Class C,
5.09%, 5/15/2030 878,504 883,546
Series 2023-3, Class C,
5.77%, 11/15/2030 475,000 481,395
SBNA Auto Lease Trust
Series 2024-B, Class A3,
5.56%, 11/22/2027(a) 410,278 411,136
Series 2024-C, Class A3,
4.56%, 2/22/2028(a) 118,889 119,066
Asset-Backed Securities
Principal
Amount ($) Value ($)
Automobiles
SFS Auto Receivables
Securitization Trust
Series 2023-1A, Class A3,
5.47%, 10/20/2028(a) 181,569 182,310
Series 2024-3A, Class A3,
4.55%, 6/20/2030(a) 264,753 265,637
Series 2025-1A, Class A3,
4.75%, 7/22/2030(a) 280,000 281,589
Series 2025-2A, Class A3,
4.44%, 12/20/2030(a) 1,450,000 1,453,644
Stellantis Financial
Underwritten Enhanced
Lease Trust
Series 2025-BA, Class A3,
4.27%, 1/22/2029(a) 1,430,000 1,430,672
Series 2025-CA, Class A3,
4.11%, 4/20/2029(a) 2,400,000 2,390,330
Toyota Auto Receivables
Owner Trust, Series 2026-
B, Class A2A, 4.04%,
2/15/2029 720,000 719,902
Toyota Lease Owner Trust,
Series 2025-B, Class A3,
3.96%, 11/20/2028(a) 1,045,000 1,041,164
USB Auto Owner Trust, Series
2025-1A, Class A3, 4.49%,
6/17/2030(a) 210,000 210,661
Veros Auto Receivables Trust,
Series 2026-1, Class A,
4.53%, 8/15/2028(a) 246,354 246,410
VStrong Auto Receivables
Trust, Series 2024-A, Class
B, 5.77%, 7/15/2030(a) 79,000 79,843
Westlake Automobile
Receivables Trust
Series 2024-2A, Class A3,
5.56%, 2/15/2028(a) 197,474 197,823
Series 2024-3A, Class A3,
4.71%, 4/17/2028(a) 1,515,000 1,517,444
Series 2025-1A, Class A3,
4.75%, 8/15/2028(a) 990,000 993,638
Series 2023-3A, Class C,
6.02%, 9/15/2028(a) 784,747 788,747
Series 2025-2A, Class A3,
4.51%, 5/15/2029(a) 450,000 451,407
Series 2025-3A, Class A3,
4.22%, 6/15/2029(a) 655,000 655,627
Wheels Fleet Lease Funding
1 LLC
Series 2023-1A, Class A,
5.80%, 4/18/2038(a) 217,052 217,930
Series 2024-1A, Class A1,
5.49%, 2/18/2039(a) 229,526 231,624
Series 2024-2A, Class A1,
4.87%, 6/21/2039(a) 318,427 320,554
Series 2024-3A, Class A1,
4.80%, 9/19/2039(a) 351,574 353,658
Wheels Fleet Lease Funding
LLC, Series 2025-3A, Class
A1, 4.08%, 9/18/2040(a) 810,000 806,202

30 - Statements of Investments - April 30, 2026 (Unaudited) - Nationwide Loomis Core Bond Fund
Asset-Backed Securities
Principal
Amount ($) Value ($)
Automobiles
World Omni Auto Receivables
Trust
Series 2024-C, Class A3,
4.43%, 12/17/2029 534,647 535,956
Series 2025-C, Class A3,
4.08%, 11/15/2030 1,740,000 1,734,512
World Omni Select Auto Trust,
Series 2024-A, Class A3,
4.98%, 2/15/2030 193,585 194,212
80,450,499
Credit Card 0 .4%
BA Credit Card Trust, Series
2023-A1, Class A1, 4.79%,
5/15/2028 500,000 500,186
Capital One Multi-Asset
Execution Trust, Series
2023-A1, Class A, 4.42%,
5/15/2028 1,000,000 1,000,217
Chase Issuance Trust, Series
2023-A1, Class A, 5.16%,
9/15/2028 1,500,000 1,506,721
Mission Lane Credit Card
Master Trust, Series
2026-A, Class A, 4.95%,
7/15/2032(a) 815,000 814,745
3,821,869
Equipment Loans & Leases 0 .4%
Auxilior Term Funding LLC,
Series 2023-1A, Class A2,
6.18%, 12/15/2028(a) 11,978 11,996
Dell Equipment Finance Trust
Series 2023-3, Class A3,
5.93%, 4/23/2029(a) 147,514 147,673
Series 2026-1A, Class A3,
4.32%, 12/22/2031(a) 250,000 249,747
DLLAD LLC
Series 2024-1A, Class A2,
5.50%, 8/20/2027(a) 25,627 25,686
Series 2024-1A, Class A3,
5.30%, 7/20/2029(a) 200,000 202,771
DLLMT LLC, Series 2023-
1A, Class A3, 5.34%,
3/22/2027(a) 146,532 146,843
M&T Equipment Notes, Series
2023-1A, Class A3, 5.74%,
7/15/2030(a) 102,275 102,614
OWN Equipment Fund II LLC,
Series 2025-1M, Class A,
5.48%, 9/26/2033(a) 551,569 548,715
Post Road Equipment Finance
LLC, Series 2024-1A, Class
A2, 5.59%, 11/15/2029(a) 19,535 19,572
SCF Equipment Leasing LLC
Series 2024-1A, Class A3,
5.52%, 1/20/2032(a) 355,000 360,606
Series 2025-1A, Class A3,
5.11%, 11/21/2033(a) 615,000 622,808
Asset-Backed Securities
Principal
Amount ($) Value ($)
Equipment Loans & Leases
Series 2025-2A, Class A3,
4.33%, 6/20/2036(a) 1,395,000 1,385,732
3,824,763
Financial Services 0 .1%
GLS Auto Receivables
Issuer Trust, Series
2026-2A, Class B, 4.63%,
9/16/2030(a) 610,000 609,938
Other 2 .7%
720 East CLO V Ltd., Series
2024-2A, Class A1, 5.21%,
7/20/2037(a)(b) 1,400,000 1,401,630
Affirm Master Trust, Series
2025-2A, Class A, 4.67%,
7/15/2033(a) 1,625,000 1,629,905
Applebee's Funding LLC,
Series 2025-1A, Class A2,
6.72%, 6/7/2055(a) 2,725,000 2,730,738
Aqua Finance Trust, Series
2021-A, Class A, 1.54%,
7/17/2046(a) 167,821 153,748
Ares XXXIX CLO Ltd., Series
2016-39A, Class AR3,
5.10%, 7/18/2037(a)(b) 1,125,000 1,126,033
BHG Securitization Trust
Series 2024-1CON, Class
A, 5.81%, 4/17/2035(a) 73,803 74,906
Series 2025-2CON, Class
A, 4.84%, 9/17/2036(a) 600,545 600,483
Bluepeak ABS Issuer LLC,
Series 2025-1A, Class A2,
5.86%, 12/20/2055(a) 2,290,000 2,315,582
CVS Pass-Through Trust,
6.94%, 1/10/2030 729,614 753,826
CyrusOne Data Centers
Issuer I LLC, Series 2025-
1A, Class A2, 5.91%,
2/20/2050(a) 670,000 673,146
Hilton Grand Vacations Trust,
Series 2022-2A, Class C,
5.57%, 1/25/2037(a) 27,680 27,728
Magnetite XVII Ltd., Series
2016-17A, Class AR2,
5.18%, 4/20/2037(a)(b) 1,400,000 1,401,828
Marathon CLO Ltd., Series
2020-15A, Class A1R3,
5.10%, 8/15/2037(a)(b) 1,500,000 1,501,077
MVW LLC, Series 2024-
1A, Class A, 5.32%,
2/20/2043(a) 119,758 120,774
New Economy Assets Phase
1 Sponsor LLC, Series
2021-1, Class A1, 1.91%,
10/20/2061(a) 1,355,000 1,138,200
OneMain Financial Issuance
Trust, Series 2022-
S1, Class A, 4.13%,
5/14/2035(a) 294,721 294,681

Nationwide Loomis Core Bond Fund - April 30, 2026 (Unaudited) - Statements of Investments - 31
Asset-Backed Securities
Principal
Amount ($) Value ($)
Other
Reach Abs Trust, Series
2026-1A, Class A, 4.32%,
2/15/2033(a) 486,923 486,780
Reach ABS Trust, Series
2024-2A, Class A, 5.88%,
7/15/2031(a) 38,955 39,019
Regional Management
Issuance Trust, Series
2024-1, Class A, 5.83%,
7/15/2036(a) 280,000 283,531
SEB Funding LLC
Series 2024-1A, Class A2,
7.39%, 4/30/2054(a) 395,000 400,884
Series 2026-1A, Class A2,
6.67%, 1/30/2056(a) 1,670,000 1,655,837
Shentel Issuer LLC, Series
2025-1A, Class A2, 5.64%,
12/20/2055(a) 1,715,000 1,733,618
Sierra Timeshare Receivables
Funding LLC, Series
2024-2A, Class A, 5.14%,
6/20/2041(a) 280,170 281,489
SoFi Consumer Loan Program
Trust, Series 2025-2, Class
A, 4.82%, 6/25/2034(a) 224,790 225,498
Wise CLO Ltd., Series
2024-2A, Class A, 5.13%,
7/15/2037(a)(b) 1,500,000 1,501,342
Zayo Issuer LLC, Series
2025-2A, Class A2, 5.95%,
6/20/2055(a) 1,835,000 1,863,674
24,415,957
Student Loan 0 .0%
†
Navient Private Education Refi
Loan Trust
Series 2020-BA, Class A2,
2.12%, 1/15/2069(a) 114,043 109,222
Series 2020-GA, Class A,
1.17%, 9/16/2069(a) 40,801 38,314
147,536
Total Asset-Backed Securities
(cost $115,331,079)
115,364,552
Collateralized Mortgage Obligations 0 .4%
American Home Mortgage
Investment Trust, Series
2004-3, Class 6A1, 5.32%,
10/25/2034(c) 631 628
FHLMC REMICS
Series 5065, Class HI, IO,
4.69%, 4/15/2042(b) 1,271,964 190,086
Series 5065, Class EI, IO,
5.32%, 11/25/2044(b) 267,146 47,632
Series 5094, Class , IO,
1.38%, 12/15/2048(b) 757,196 47,559
Series 5214, Class BI, IO,
0.88%, 4/25/2052(b) 89,764 3,288
Collateralized Mortgage Obligations
Principal
Amount ($) Value ($)
FNMA REMICS
Series 2004-29, Class PS,
IO, 3.84%, 5/25/2034(b) 655,687 70,725
Series 2016-32, Class SA,
IO, 2.34%, 10/25/2034(b) 2,692,358 218,943
Series 2020-85, Class LI,
IO, 3.00%, 2/25/2035 2,434,974 201,599
Series 2010-57, Class SA,
IO, 2.69%, 6/25/2040(b) 880,378 85,180
Series 2010-63, Class SA,
IO, 2.74%, 6/25/2040(b) 733,769 70,815
Series 2010-118, Class SN,
IO, 2.84%, 10/25/2040(b) 4,000,836 574,207
Series 2015-55, Class IN,
IO, 4.50%, 8/25/2045 194,719 25,054
Series 2017-26, Class ID,
IO, 3.50%, 4/25/2047 170,672 26,134
Series 2021-24, Class , IO,
1.06%, 3/25/2059(b) 3,497,948 185,844
GNMA REMICS
Series 2019-21, Class , IO,
4.50%, 2/20/2049 2,867,522 410,152
Series 2019-117, Class LI,
IO, 3.50%, 9/20/2049 348,170 23,138
Series 2019-132, Class LI,
IO, 3.50%, 10/20/2049 119,332 20,640
Series 2012-H20, Class PT,
4.39%, 7/20/2062(b) 11,731 11,795
Series 2018-H02, Class ZJ,
4.29%, 10/20/2064(b) 416,976 409,357
Series 2017-H12, Class EZ,
5.48%, 6/20/2066(b) 32,371 32,585
Series 2017-H13, Class JZ,
5.16%, 5/20/2067(b) 98,036 98,159
Series 2017-H22, Class FD,
3.98%, 11/20/2067(b) 7,122 7,083
Series 2017-H25, Class FD,
3.93%, 12/20/2067(b) 15,908 15,792
Series 2021-H08, Class IA,
IO, 0.54%, 1/20/2068(b) 218,789 1,485
Series 2019-H01, Class FT,
4.18%, 10/20/2068(b) 253,195 253,225
Series 2019-H05, Class FT,
3.94%, 4/20/2069(b) 205,175 205,184
Series 2019-H13, Class FT,
3.96%, 8/20/2069(b) 30,506 30,515
Series 2019-H18, Class DF,
4.18%, 10/20/2069(b) 97,450 97,298
Series 2021-H03, Class ,
IO, 0.45%, 4/20/2070(b) 1,928,361 8,620
Total Collateralized Mortgage Obligations
(cost $2,876,660)
3,372,722
Commercial Mortgage-Backed Securities 3 .5%
ALA Trust, Series 2025-
OANA, Class A, 5.40%,
6/15/2040(a)(b) 435,000 436,631
Aventura Mall Trust, Series
2018-AVM, Class A, 4.25%,
7/5/2040(a)(b) 700,000 691,323

32 - Statements of Investments - April 30, 2026 (Unaudited) - Nationwide Loomis Core Bond Fund
Commercial Mortgage-Backed Securities
Principal
Amount ($) Value ($)
BANK
Series 2020-BN25, Class
A5, 2.65%, 1/15/2063 1,030,000 954,540
Series 2020-BN26, Class
A4, 2.40%, 3/15/2063 2,050,000 1,878,480
Series 2021-BN37, Class
A5, 2.62%, 11/15/2064(b) 1,480,000 1,311,365
BANK5, Series 2023-
5YR4, Class A3, 6.50%,
12/15/2056 233,716 242,249
BANK5 Trust, Series 2024-
5YR6, Class A3, 6.23%,
5/15/2057 1,235,000 1,283,124
BBCMS Mortgage Trust,
Series 2021-C12, Class A5,
2.69%, 11/15/2054 1,470,000 1,306,278
Benchmark Mortgage Trust,
Series 2024-V7, Class A3,
6.23%, 5/15/2056(b) 570,000 593,296
BFLD Commercial Mortgage
Trust, Series 2025-
660F, Class A, 5.15%,
11/15/2042(a)(b) 1,110,000 1,110,694
BPR Trust, Series 2021-
NRD, Class A, 5.18%,
12/15/2038(a)(b) 815,000 810,889
BX Trust
Series 2024-VLT4, Class A,
5.15%, 6/15/2041(a)(b) 753,208 750,854
Series 2025-DELC, Class A,
5.20%, 12/15/2042(a)(b) 565,000 565,530
Series 2025-VLT7, Class A,
5.35%, 7/15/2044(a)(b) 1,810,000 1,807,737
Citigroup Commercial
Mortgage Trust, Series
2019-C7, Class A4, 3.10%,
12/15/2072 910,000 861,966
COMM Mortgage Trust, Series
2024-CBM, Class A2,
5.87%, 12/10/2041(a)(b) 185,000 185,158
Commercial Mortgage Pass-
Through Certificates, Series
2012-LTRT, Class A2,
3.40%, 10/5/2030(a) 55,655 55,276
CSAIL Commercial Mortgage
Trust, Series 2019-
C18, Class A4, 2.97%,
12/15/2052 765,000 721,935
CSMC OA LLC
Series 2014-USA, Class A1,
3.30%, 9/15/2037(a) 334,917 311,846
Series 2014-USA, Class A2,
3.95%, 9/15/2037(a) 1,030,000 959,040
DC Commercial Mortgage
Trust, Series 2023-
DC, Class A, 6.31%,
9/12/2040(a) 390,000 398,266
Extended Stay America Trust
Series 2025-ESH, Class A,
4.95%, 10/15/2042(a)(b) 327,465 327,873
Series 2026-ESH2, Class A,
4.85%, 2/15/2043(a)(b) 1,114,231 1,115,276
Commercial Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FHLMC Multifamily Structured
Pass-Through Certificates
REMICS
Series K107, Class X1, IO,
1.70%, 1/25/2030(b) 468,018 23,751
Series K142, Class X1, IO,
0.40%, 3/25/2032(b) 5,748,510 91,389
Series K145, Class X1, IO,
0.43%, 5/25/2032(b) 1,471,751 26,701
Series K146, Class X1, IO,
0.35%, 6/25/2032(b) 4,979,874 71,303
Series K147, Class X1, IO,
0.50%, 6/25/2032(b) 3,800,044 82,021
Series K149, Class X1, IO,
0.40%, 8/25/2032(b) 6,215,776 106,030
Series K-150, Class X1, IO,
0.45%, 9/25/2032(b) 5,412,039 106,145
Series K157, Class X1, IO,
0.16%, 8/25/2033(b) 8,851,321 30,328
Series K-1513, Class X1,
IO, 0.98%, 8/25/2034(b) 948,600 45,478
Series K-1521, Class X1,
IO, 1.09%, 8/25/2036(b) 2,770,696 201,558
Series K143, Class X1, IO,
0.45%, 4/25/2055(b) 2,588,272 48,944
FNMA ACES REMICS
Series 2020-M33, Class X,
IO, 1.84%, 6/25/2028(b) 419,925 4,005
Series 2020-M37, Class X,
IO, 1.07%, 4/25/2032(b) 1,086,869 37,764
Series 2020-M43, Class X1,
IO, 1.97%, 8/25/2034(b) 4,552,257 225,521
Series 2020-M36, Class X1,
IO, 1.40%, 9/25/2034(b) 727,598 39,799
GNMA REMICS
Series 2018-82, Class , IO,
0.44%, 5/16/2058(b) 8,183,484 219,923
Series 2021-145, Class , IO,
0.77%, 7/16/2061(b) 762,947 42,955
Series 2020-108, Class , IO,
0.85%, 6/16/2062(b) 2,655,192 157,879
Series 2021-20, Class , IO,
1.14%, 8/16/2062(b) 2,421,083 188,957
Series 2020-179, Class , IO,
1.01%, 9/16/2062(b) 2,566,541 177,055
Series 2021-33, Class , IO,
0.84%, 10/16/2062(b) 2,354,991 145,773
Series 2020-128, Class , IO,
0.92%, 10/16/2062(b) 1,332,570 86,792
Series 2021-40, Class , IO,
0.82%, 2/16/2063(b) 2,052,611 121,619
Series 2021-12, Class , IO,
0.96%, 3/16/2063(b) 2,827,046 189,810
Series 2021-52, Class , IO,
0.72%, 4/16/2063(b) 3,119,980 163,454
Series 2021-106, Class , IO,
0.85%, 4/16/2063(b) 2,795,553 177,499
Series 2021-132, Class BI,
IO, 0.91%, 4/16/2063(b) 3,616,963 236,331
Series 2021-151, Class , IO,
0.91%, 4/16/2063(b) 3,196,049 214,856

Nationwide Loomis Core Bond Fund - April 30, 2026 (Unaudited) - Statements of Investments - 33
Commercial Mortgage-Backed Securities
Principal
Amount ($) Value ($)
Series 2021-10, Class , IO,
0.99%, 5/16/2063(b) 621,266 46,976
Series 2021-133, Class , IO,
0.88%, 7/16/2063(b) 3,591,950 230,535
Series 2021-163, Class , IO,
0.80%, 3/16/2064(b) 3,352,627 186,456
Series 2022-17, Class , IO,
0.80%, 6/16/2064(b) 1,946,515 105,155
Series 2022-132, Class , IO,
0.54%, 10/16/2064(b) 3,356,854 135,524
GS Mortgage Securities Corp.
Trust
Series 2013-PEMB, Class
A, 3.67%, 3/5/2033(a)(b) 410,000 325,954
Series 2012-BWTR, Class
A, 2.95%, 11/5/2034(a) 744,295 652,802
GS Mortgage Securities Trust,
Series 2020-GC45, Class
A5, 2.91%, 2/13/2053 415,000 390,398
Hudsons Bay Simon JV Trust,
Series 2015-HB10, Class
A10, 4.15%, 8/5/2034(a) 2,015,000 1,930,196
J.P. Morgan Chase
Commercial Mortgage
Securities Trust, Series
2025-BMS, Class A, 5.25%,
1/15/2042(a)(b) 1,065,000 1,063,669
SCOTT Trust, Series 2023-
SFS, Class A, 5.91%,
3/10/2040(a) 755,000 767,398
Starwood Retail Property
Trust, Series 2014-
STAR, Class A, 6.75%,
11/15/2027(a)(b) 566,085 339,640
TCO Commercial Mortgage
Trust, Series 2024-
DPM, Class A, 4.90%,
12/15/2039(a)(b) 525,000 525,000
Wells Fargo Commercial
Mortgage Trust
Series 2021-C61, Class A4,
2.66%, 11/15/2054 2,165,000 1,936,273
Series 2022-C62, Class A4,
4.00%, 4/15/2055(b) 1,405,000 1,338,089
Total Commercial Mortgage-Backed
Securities
(cost $33,386,868) 31,917,331
Corporate Bonds 40 .7%
Aerospace & Defense 0 .3%
Boeing Co. (The) ,
2.95%, 2/1/2030(d) 550,000 519,781
3.25%, 2/1/2035 500,000 432,616
GE Capital Funding LLC ,
4.55%, 5/15/2032 322,000 321,112
Hexcel Corp. ,
4.90%, 5/15/2031(d) 550,000 550,292
Corporate Bonds
Principal
Amount ($) Value ($)
Aerospace & Defense
RTX Corp. ,
4.13%, 11/16/2028 1,150,000 1,145,476
2,969,277
Automobile Components 0 .1%
Denso Corp. ,
1.24%, 9/16/2026(a) 1,115,000 1,102,695
Automobiles 1 .0%
BMW US Capital LLC ,
5.00%, 3/19/2033(a) 2,108,000 2,098,639
General Motors Co. ,
5.63%, 4/15/2030 830,000 854,555
Hyundai Capital America ,
2.38%, 10/15/2027(a) 385,000 373,266
5.15%, 3/27/2030(a) 1,050,000 1,061,442
5.00%, 4/7/2031(a) 920,000 922,435
Mercedes-Benz Finance North
America LLC ,
4.25%, 3/10/2029(a) 2,282,000 2,266,130
Nissan Motor Acceptance Co.
LLC ,
5.55%, 9/13/2029(a)(d) 705,000 690,209
Volkswagen Group of America
Finance LLC ,
5.25%, 3/22/2029(a)(d) 1,100,000 1,112,877
9,379,553
Banks 8 .8%
ABN AMRO Bank NV ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 1.65%),
6.34%, 9/18/2027(a)(e) 500,000 503,439
ANZ New Zealand
International Ltd. ,
5.36%, 8/14/2028(a) 700,000 716,199
Banco Bilbao Vizcaya
Argentaria SA ,
4.15%, 3/3/2029 1,600,000 1,581,382
4.97%, 5/8/2031 2,000,000 2,000,724
Banco Santander SA ,
5.44%, 4/15/2036 1,000,000 992,791
Bank of America Corp. ,
(SOFR + 0.87%), 4.48%,
4/23/2030(e) 3,182,000 3,172,578
(SOFR + 0.87%), 4.46%,
2/6/2032(d)(e) 3,233,000 3,188,175
(SOFR + 1.84%), 5.87%,
9/15/2034(e) 400,000 419,520
Bank of America NA ,
5.53%, 8/18/2026 1,010,000 1,013,408
Bank of Montreal ,
(United States SOFR
Compounded Index
+ 0.67%), 5.00%,
1/27/2029(e) 575,000 579,858
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 1.40%),
3.09%, 1/10/2037(d)(e) 1,250,000 1,119,341

34 - Statements of Investments - April 30, 2026 (Unaudited) - Nationwide Loomis Core Bond Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Banks
Bank of Nova Scotia (The) ,
(SOFR + 1.09%), 4.34%,
9/15/2031(e) 1,892,000 1,866,387
Banque Federative du Credit
Mutuel SA ,
5.19%, 2/16/2028(a)(d) 540,000 546,530
Barclays plc ,
(SOFR + 1.51%), 5.21%,
2/24/2037(d)(e) 777,000 755,118
BNP Paribas SA ,
(SOFR + 1.29%), 4.92%,
1/15/2034(a)(e) 763,000 747,547
CaixaBank SA ,
(SOFR + 1.36%), 4.89%,
7/3/2031(a)(e) 1,225,000 1,226,692
(SOFR + 1.21%), 4.82%,
4/22/2032(a)(e) 1,254,000 1,245,869
Canadian Imperial Bank of
Commerce ,
(SOFR + 1.03%), 4.86%,
3/30/2029(e) 2,100,000 2,115,153
Citibank NA ,
(SOFR + 0.71%), 4.88%,
11/19/2027(e) 398,000 399,363
Citigroup, Inc. ,
(SOFR + 1.14%), 4.64%,
5/7/2028(e) 2,925,000 2,930,089
Commonwealth Bank of
Australia ,
4.42%, 3/14/2028(d) 835,000 839,262
Credit Agricole SA ,
(SOFR + 1.17%), 4.66%,
1/12/2032(a)(e) 2,830,000 2,794,298
Danske Bank A/S ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 0.98%),
5.00%, 3/27/2032(a)(e) 2,315,000 2,322,577
DNB Bank ASA ,
(SOFR + 1.13%), 4.83%,
3/30/2032(a)(e) 2,865,000 2,860,904
Federation des Caisses
Desjardins du Quebec ,
5.70%, 3/14/2028(a)(d) 400,000 409,116
4.57%, 8/26/2030(a)(d) 1,165,000 1,162,384
Fifth Third Bank NA ,
(SOFR + 0.81%), 4.97%,
1/28/2028(e) 430,000 431,275
HSBC Holdings plc ,
(SOFR + 1.04%), 5.13%,
11/19/2028(e) 585,000 589,934
(SOFR + 1.21%), 4.68%,
3/10/2032(e) 2,352,000 2,325,026
Huntington Bancshares, Inc. ,
(SOFR + 2.02%), 6.21%,
8/21/2029(e) 475,000 491,537
(SOFR + 1.28%), 5.27%,
1/15/2031(e) 295,000 299,844
Huntington National Bank
(The) ,
5.65%, 1/10/2030 1,000,000 1,033,958
Corporate Bonds
Principal
Amount ($) Value ($)
Banks
ING Groep NV ,
(United States SOFR
Compounded Index
+ 1.61%), 5.42%,
3/23/2037(e) 2,070,000 2,067,810
JPMorgan Chase & Co. ,
(SOFR + 1.26%), 5.15%,
4/23/2037(e) 1,137,000 1,130,206
KBC Group NV ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 0.85%),
4.45%, 9/23/2031(a)(e) 913,000 898,572
Lloyds Banking Group plc ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 0.60%),
4.24%, 2/10/2030(d)(e) 1,241,000 1,228,902
M&T Bank Corp. ,
(SOFR + 1.40%), 5.18%,
7/8/2031(d)(e) 860,000 870,375
Mitsubishi UFJ Financial
Group, Inc. ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 0.92%),
4.85%, 4/21/2032(e) 987,000 985,316
Mizuho Financial Group, Inc. ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 0.92%),
4.71%, 7/8/2031(e) 2,090,000 2,088,853
Morgan Stanley Private Bank
NA ,
(SOFR + 1.02%), 4.47%,
11/19/2031(e) 2,870,000 2,831,920
National Bank of Canada ,
4.50%, 10/10/2029 990,000 989,448
NatWest Markets plc ,
4.89%, 3/27/2031(a) 3,185,000 3,201,303
Norinchukin Bank (The) ,
5.36%, 3/10/2036(a) 1,113,000 1,106,711
Royal Bank of Canada ,
(SOFR + 0.89%), 4.50%,
8/6/2029(d)(e) 3,445,000 3,447,857
Santander UK Group Holdings
plc ,
(United States SOFR
Compounded Index
+ 1.58%), 5.14%,
9/22/2036(d)(e) 875,000 847,227
Societe Generale SA ,
5.25%, 2/19/2027(a) 305,000 307,231
(SOFR + 1.65%), 5.51%,
5/22/2031(a)(e) 865,000 883,281
Standard Chartered plc ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 0.77%),
4.30%, 1/13/2030(a)(e) 2,010,000 1,990,181

Nationwide Loomis Core Bond Fund - April 30, 2026 (Unaudited) - Statements of Investments - 35
Corporate Bonds
Principal
Amount ($) Value ($)
Banks
Standard Chartered plc,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 0.95%),
4.53%, 6/5/2032(a)(e) 1,240,000 1,213,776
Sumitomo Mitsui Trust Bank
Ltd. ,
5.20%, 3/7/2027(a)(d) 675,000 680,721
Svenska Handelsbanken AB ,
4.38%, 5/23/2028(a)(d) 1,495,000 1,498,780
Swedbank AB ,
6.14%, 9/12/2026(a) 510,000 513,457
5.41%, 3/14/2029(a)(d) 725,000 742,681
Toronto-Dominion Bank (The) ,
4.87%, 4/22/2033 1,810,000 1,799,854
Truist Bank ,
(SOFR + 0.77%), 4.42%,
7/24/2028(e) 1,905,000 1,903,419
US Bank NA ,
(SOFR + 0.69%), 4.51%,
10/22/2027(d)(e) 1,470,000 1,471,321
Wells Fargo & Co. ,
(SOFR + 0.74%), 4.18%,
1/23/2030(e) 1,899,000 1,882,203
Westpac Banking Corp. ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 1.53%),
3.02%, 11/18/2036(d)(e) 1,250,000 1,118,981
80,380,664
Beverages 0 .2%
Bacardi Ltd. ,
5.90%, 6/15/2043(a) 150,000 142,094
Bacardi-Martini BV ,
5.55%, 2/1/2030(a) 1,075,000 1,093,428
Suntory Holdings Ltd. ,
5.12%, 6/11/2029(a) 400,000 406,172
1,641,694
Biotechnology 0 .3%
AbbVie, Inc. ,
4.13%, 3/15/2031 605,000 595,398
Amgen, Inc. ,
4.05%, 8/18/2029(d) 325,000 321,741
5.65%, 2/19/2056(d) 965,000 926,490
CSL Finance plc ,
4.25%, 4/27/2032(a) 540,000 522,884
2,366,513
Broadline Retail 0 .4%
Amazon.com, Inc. ,
5.80%, 3/13/2056(d) 2,434,000 2,395,642
eBay, Inc. ,
4.25%, 3/6/2029 1,095,000 1,090,409
3,486,051
Capital Markets 5 .6%
Antares Holdings LP ,
3.75%, 7/15/2027(a) 655,000 637,934
6.35%, 10/23/2029(a) 440,000 438,500
Corporate Bonds
Principal
Amount ($) Value ($)
Capital Markets
Apollo Debt Solutions BDC ,
5.88%, 8/30/2030 497,000 492,412
5.70%, 1/23/2031(a) 413,000 405,961
Ares Strategic Income Fund ,
5.70%, 3/15/2028 580,000 580,410
Bain Capital Specialty
Finance, Inc. ,
2.55%, 10/13/2026 615,000 607,758
5.95%, 3/15/2030 205,000 200,951
5.95%, 3/1/2031 670,000 648,868
Bank of New York Mellon
Corp. (The) ,
(SOFR + 0.89%), 4.94%,
2/11/2031(e) 472,000 478,414
(SOFR + 0.90%), 4.54%,
4/23/2032(e) 1,089,000 1,084,832
Barings BDC, Inc. ,
5.20%, 9/15/2028 910,000 892,394
BGC Group, Inc. ,
6.15%, 4/2/2030 430,000 440,296
Blackstone Private Credit
Fund ,
5.95%, 5/15/2031 480,000 472,079
Blue Owl Capital Corp. II ,
8.45%, 11/15/2026 305,000 309,157
Blue Owl Credit Income Corp. ,
7.95%, 6/13/2028(d) 560,000 576,993
Blue Owl Technology Finance
Corp. ,
6.75%, 4/4/2029(d) 645,000 646,439
Brookfield Asset Management
Ltd. ,
4.65%, 11/15/2030 680,000 673,997
4.83%, 4/15/2031 1,037,000 1,028,303
Cantor Fitzgerald LP ,
7.20%, 12/12/2028(a)(d) 445,000 464,556
Carlyle Secured Lending, Inc. ,
5.75%, 2/15/2031 785,000 760,004
Deutsche Bank AG ,
(SOFR + 1.72%), 5.30%,
5/9/2031(e) 1,775,000 1,794,387
(SOFR + 1.30%), 4.95%,
8/4/2031(e) 1,010,000 1,006,833
(SOFR + 1.41%), 5.06%,
4/14/2032(e) 560,000 559,375
FMR LLC ,
4.95%, 2/1/2033(a) 925,000 926,055
FS KKR Capital Corp. ,
7.88%, 1/15/2029 345,000 354,891
6.13%, 1/15/2030 565,000 547,484
Goldman Sachs Bank USA ,
(SOFR + 0.75%), 5.41%,
5/21/2027(e) 1,055,000 1,055,539
Goldman Sachs Group, Inc.
(The) ,
(SOFR + 0.71%), 4.15%,
1/21/2029(e) 3,124,000 3,100,493
(SOFR + 1.34%), 5.09%,
4/20/2034(e) 1,755,000 1,750,863
(SOFR + 1.33%), 4.94%,
10/21/2036(e) 2,490,000 2,415,371

36 - Statements of Investments - April 30, 2026 (Unaudited) - Nationwide Loomis Core Bond Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Capital Markets
Goldman Sachs Private Credit
Corp. ,
6.15%, 6/16/2031(a) 611,000 605,858
Golub Capital BDC, Inc. ,
2.50%, 8/24/2026 5,000 4,955
7.05%, 12/5/2028 1,113,000 1,144,849
6.00%, 7/15/2029(d) 210,000 210,576
Golub Capital Private Credit
Fund ,
5.45%, 8/15/2028(a)(d) 300,000 297,475
Hercules Capital, Inc. ,
3.38%, 1/20/2027 820,000 809,189
5.35%, 2/10/2029 573,000 565,162
HPS Corporate Lending Fund ,
5.45%, 11/15/2030 1,110,000 1,074,026
5.65%, 4/2/2031(a)(d) 690,000 672,620
Jefferies Financial Group, Inc. ,
5.88%, 7/21/2028 514,000 525,153
5.13%, 4/28/2031 1,540,000 1,518,618
5.50%, 2/15/2036 670,000 645,211
Lehman Brothers Holdings,
Inc. ,
5.63%, 1/24/2013(f) 4,000,000 400
LPL Holdings, Inc. ,
5.15%, 6/15/2030(d) 900,000 906,133
Main Street Capital Corp. ,
3.00%, 7/14/2026 20,000 19,916
6.50%, 6/4/2027 540,000 546,132
5.40%, 8/15/2028 353,000 351,583
Marex Group plc ,
5.83%, 5/8/2028 659,000 665,234
6.40%, 11/4/2029 650,000 669,760
Morgan Stanley ,
(SOFR + 1.11%), 5.23%,
1/15/2031(e) 850,000 864,091
(SOFR + 0.95%), 4.49%,
1/16/2032(e) 1,391,000 1,368,697
(United States SOFR
Compounded Index
+ 1.18%), 4.81%,
4/16/2032(e) 1,667,000 1,662,920
MSD Investment Corp. ,
6.25%, 5/31/2030 380,000 375,983
6.13%, 2/5/2031(a) 287,000 279,973
North Haven Private Income
Fund LLC ,
5.13%, 9/25/2028(a) 515,000 502,048
S&P Global, Inc. ,
2.90%, 3/1/2032(d) 400,000 365,258
Sixth Street Lending Partners ,
6.50%, 3/11/2029 575,000 588,167
State Street Corp. ,
(SOFR + 0.91%), 4.56%,
4/23/2032(e) 1,517,000 1,509,692
TPG Operating Group II LP ,
5.38%, 1/15/2036 1,630,000 1,591,982
UBS Group AG ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 1.75%),
4.75%, 5/12/2028(a)(e) 2,000,000 2,006,795
Corporate Bonds
Principal
Amount ($) Value ($)
Capital Markets
UBS Group AG,
(SOFR + 1.29%), 4.84%,
11/6/2033(a)(e) 2,870,000 2,827,814
50,527,819
Chemicals 0 .7%
Cabot Corp. ,
4.00%, 7/1/2029 415,000 407,443
Eastman Chemical Co. ,
4.50%, 2/20/2031 2,170,000 2,131,259
LYB International Finance III
LLC ,
5.13%, 1/15/2031 482,000 484,927
5.50%, 3/1/2034(d) 865,000 867,539
Mosaic Co. (The) ,
4.35%, 1/15/2029(d) 573,000 569,665
Syensqo Finance America
LLC ,
5.85%, 6/4/2034(a) 600,000 610,770
Westlake Corp. ,
6.38%, 11/15/2055 1,285,000 1,270,522
6,342,125
Commercial Services & Supplies 0 .2%
Element Fleet Management
Corp. ,
5.04%, 3/25/2030(a)(d) 255,000 257,708
4.64%, 11/24/2030(a) 1,711,000 1,698,169
1,955,877
Construction & Engineering 0 .2%
WSP Global, Inc. ,
5.71%, 9/18/2036(a) 2,015,000 2,002,756
Consumer Finance 2 .2%
AerCap Ireland Capital DAC ,
4.13%, 2/28/2029 1,805,000 1,782,741
Ally Financial, Inc. ,
(SOFR + 1.78%), 5.55%,
7/31/2033(d)(e) 1,795,000 1,783,941
American Express Co. ,
(SOFR + 0.87%), 4.46%,
2/10/2032(d)(e) 2,590,000 2,563,097
American Honda Finance
Corp. ,
4.45%, 1/8/2031 510,000 501,745
Avolon Holdings Funding Ltd. ,
4.95%, 1/15/2028(a) 532,000 533,903
4.20%, 4/15/2029(a) 633,000 621,525
4.95%, 10/15/2032(a) 1,713,000 1,671,294
Capital One Financial Corp. ,
(SOFR + 2.44%), 7.15%,
10/29/2027(e) 685,000 693,678
(SOFR + 1.15%), 4.72%,
1/30/2032(e) 1,340,000 1,324,098
General Motors Financial Co.,
Inc. ,
4.75%, 4/6/2029(d) 1,535,000 1,538,421
Macquarie Airfinance Holdings
Ltd. ,
5.20%, 3/27/2028(a) 855,000 858,554

Nationwide Loomis Core Bond Fund - April 30, 2026 (Unaudited) - Statements of Investments - 37
Corporate Bonds
Principal
Amount ($) Value ($)
Consumer Finance
Mitsubishi HC Finance
America LLC ,
5.15%, 10/24/2029(a) 1,125,000 1,140,729
Stellantis Financial Services
US Corp. ,
4.95%, 9/15/2028(a) 1,740,000 1,733,856
Synchrony Financial ,
(United States SOFR
Compounded Index +
2.13%), 5.94%, 8/2/2030(d)
(e) 545,000 555,910
(SOFR + 1.68%), 5.45%,
3/6/2031(e) 520,000 521,414
(SOFR + 1.53%), 4.95%,
2/25/2032(e) 335,000 327,288
Toyota Motor Credit Corp. ,
4.65%, 9/3/2032 698,000 694,423
Series B, 4.60%, 3/11/2033 1,120,000 1,104,423
19,951,040
Consumer Staples Distribution & Retail 0 .3%
Alimentation Couche-Tard,
Inc. ,
4.15%, 9/29/2028(a) 2,110,000 2,096,577
CVS Pass-Through Trust ,
7.51%, 1/10/2032(a) 415,430 436,987
2,533,564
Containers & Packaging 0 .5%
Amcor Flexibles North
America, Inc. ,
5.13%, 3/12/2036(d) 830,000 808,981
Amcor Group Finance plc ,
5.45%, 5/23/2029(d) 2,115,000 2,165,051
Sonoco Products Co. ,
4.60%, 9/1/2029 1,150,000 1,147,977
4,122,009
Distributors 0 .1%
Genuine Parts Co. ,
4.95%, 8/15/2029(d) 840,000 838,862
LKQ Corp. ,
5.75%, 6/15/2028 510,000 518,053
1,356,915
Diversified REITs 0 .3%
Equinix Europe 2 Financing
Corp. LLC ,
4.60%, 11/15/2030 402,000 399,228
Simon Property Group LP ,
4.30%, 1/15/2031 1,387,000 1,367,524
VICI Properties LP ,
4.75%, 4/1/2028 630,000 630,927
2,397,679
Diversified Telecommunication Services 0 .4%
AT&T, Inc. ,
2.55%, 12/1/2033 174,000 147,114
6.20%, 10/30/2056 2,333,000 2,311,095
Comcast Corp. ,
2.94%, 11/1/2056 208,000 114,507
Corporate Bonds
Principal
Amount ($) Value ($)
Diversified Telecommunication Services
HUT 8 DC LLC ,
6.19%, 11/15/2042(a) 617,000 622,107
Sitios Latinoamerica SAB de
CV ,
6.00%, 11/25/2029(a) 675,000 689,540
3,884,363
Electric Utilities 2 .8%
Alliant Energy Finance LLC ,
5.40%, 6/6/2027(a) 525,000 528,580
4.25%, 6/15/2028(a) 2,000,000 1,988,260
Capital Power US Holdings,
Inc. ,
5.26%, 6/1/2028(a) 550,000 553,858
Duke Energy Ohio, Inc. ,
5.25%, 4/1/2033(d) 865,000 884,130
Edison International ,
5.00%, 5/5/2028 585,000 585,206
ENEL Finance International
NV ,
4.38%, 9/30/2030(a) 1,805,000 1,775,480
Entergy Arkansas LLC ,
5.75%, 1/15/2056(d) 710,000 690,952
Evergy, Inc. ,
4.25%, 3/15/2029 1,010,000 1,001,879
2.90%, 9/15/2029(d) 1,020,000 968,102
Exelon Corp. ,
4.95%, 3/15/2036 1,685,000 1,633,640
Fells Point Funding Trust ,
3.05%, 1/31/2027(a) 2,625,000 2,600,196
Indiana Michigan Power Co. ,
3.85%, 5/15/2028 250,000 247,719
Jersey Central Power & Light
Co. ,
2.75%, 3/1/2032(a) 170,000 152,749
Kentucky Utilities Co. ,
Series KENT, 5.45%,
4/15/2033 325,000 334,886
NextEra Energy Capital
Holdings, Inc. ,
4.69%, 9/1/2027(d) 1,090,000 1,094,779
NSTAR Electric Co. ,
4.85%, 3/1/2030 535,000 541,644
Pacific Gas and Electric Co. ,
5.00%, 6/4/2028 440,000 443,911
6.10%, 1/15/2029(d) 927,000 957,972
PacifiCorp ,
4.25%, 3/15/2029 1,190,000 1,178,813
PPL Capital Funding, Inc. ,
4.13%, 4/15/2030 15,000 14,741
Public Service Co. of
Colorado ,
4.15%, 3/13/2029 602,000 598,721
Public Service Co. of New
Hampshire ,
4.40%, 7/1/2028 845,000 846,571
Southern California Edison
Co. ,
5.85%, 11/1/2027 400,000 407,318
5.15%, 6/1/2029 1,141,000 1,154,495

38 - Statements of Investments - April 30, 2026 (Unaudited) - Nationwide Loomis Core Bond Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Electric Utilities
Virginia Electric and Power
Co. ,
4.95%, 3/15/2036(d) 980,000 955,390
Vistra Operations Co. LLC ,
5.00%, 7/31/2027(a) 85,000 84,985
4.30%, 7/15/2029(a)(d) 1,000,000 981,358
5.55%, 4/30/2036(a)(d) 1,065,000 1,054,753
Xcel Energy, Inc. ,
4.75%, 3/21/2028 355,000 356,693
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 2.17%),
5.75%, 12/3/2056(d)(e) 505,000 499,453
25,117,234
Electronic Equipment, Instruments & Components 0 .5%
Arrow Electronics, Inc. ,
5.15%, 8/21/2029(d) 840,000 848,746
Flex Ltd. ,
6.00%, 1/15/2028 570,000 582,584
Jabil, Inc. ,
4.20%, 2/1/2029 732,000 723,100
TD SYNNEX Corp. ,
4.30%, 1/17/2029 965,000 954,570
Tyco Electronics Group SA ,
4.63%, 2/1/2030(d) 1,040,000 1,050,065
4,159,065
Energy Equipment & Services 0 .1%
Helmerich & Payne, Inc. ,
5.50%, 12/1/2034(d) 890,000 879,670
Entertainment 0 .1%
Take-Two Interactive
Software, Inc. ,
4.95%, 3/28/2028(d) 685,000 690,155
Financial Services 1 .1%
Apollo Global Management,
Inc. ,
5.15%, 8/12/2035(d) 620,000 603,512
Atlas Warehouse Lending Co.
LP ,
6.25%, 1/15/2030(a) 465,000 478,037
4.95%, 11/15/2030(a) 945,000 929,237
Block Financial LLC ,
5.38%, 9/15/2032 1,255,000 1,225,099
Enact Holdings, Inc. ,
6.25%, 5/28/2029(d) 1,050,000 1,084,823
Fidelity National Information
Services, Inc. ,
4.80%, 3/10/2031 904,000 899,169
Global Payments, Inc. ,
4.88%, 11/15/2030 2,278,000 2,238,885
Lseg US Fin Corp. ,
5.25%, 3/23/2036(a) 730,000 727,442
Nationwide Building Society ,
5.13%, 7/29/2029(a) 723,000 735,364
Western Union Co. (The) ,
4.75%, 6/15/2029 925,000 918,882
9,840,450
Corporate Bonds
Principal
Amount ($) Value ($)
Food Products 0 .4%
Campbell's Co. (The) ,
4.55%, 3/21/2031 1,392,000 1,350,951
JBS NV ,
3.63%, 1/15/2032 111,000 102,649
5.75%, 4/1/2033 610,000 628,024
6.25%, 3/1/2056 1,331,000 1,284,350
McCormick & Co., Inc. ,
4.15%, 2/15/2029 570,000 564,988
3,930,962
Ground Transportation 0 .6%
Ashtead Capital, Inc. ,
4.00%, 5/1/2028(a) 1,600,000 1,577,398
Canadian Pacific Railway Co. ,
4.00%, 3/15/2029(d) 712,000 703,985
ERAC USA Finance LLC ,
5.25%, 4/30/2036(a) 1,750,000 1,745,603
Fedex Freight Holding Co.,
Inc. ,
4.65%, 3/15/2031(a) 1,373,000 1,353,729
5,380,715
Health Care Equipment & Supplies 0 .3%
Abbott Laboratories ,
5.50%, 3/15/2056 2,176,000 2,103,869
GE HealthCare Technologies,
Inc. ,
4.15%, 12/15/2028 466,000 462,980
2,566,849
Health Care Providers & Services 0 .5%
Cardinal Health, Inc. ,
5.00%, 11/15/2029(d) 1,595,000 1,618,522
Elevance Health, Inc. ,
4.00%, 9/15/2028(d) 2,115,000 2,097,151
Universal Health Services,
Inc. ,
4.63%, 10/15/2029(d) 445,000 441,848
4,157,521
Health Care REITs 0 .2%
Healthpeak OP LLC ,
3.25%, 7/15/2026 175,000 174,615
Omega Healthcare Investors,
Inc. ,
5.20%, 7/1/2030 1,380,000 1,390,508
1,565,123
Health Care Technology 0 .0%
†
IQVIA, Inc. ,
5.70%, 5/15/2028(d) 430,000 437,783
Hotel & Resort REITs 0 .0%
†
Host Hotels & Resorts LP ,
4.25%, 12/15/2028 385,000 381,259
Hotels, Restaurants & Leisure 0 .2%
Hyatt Hotels Corp. ,
5.25%, 6/30/2029 670,000 680,499
Las Vegas Sands Corp. ,
5.63%, 6/15/2028(d) 1,515,000 1,537,187
2,217,686

Nationwide Loomis Core Bond Fund - April 30, 2026 (Unaudited) - Statements of Investments - 39
Corporate Bonds
Principal
Amount ($) Value ($)
Household Durables 0 .0%
†
Sekisui House US, Inc. ,
3.97%, 8/6/2061 600,000 390,280
Independent Power and Renewable Electricity Producers
0 .0%
†
Alexander Funding Trust II ,
7.47%, 7/31/2028(a) 280,000 294,687
Industrial REITs 0 .4%
LXP Industrial Trust ,
6.75%, 11/15/2028 224,000 234,144
Prologis LP ,
4.90%, 6/15/2036 1,185,000 1,157,588
Prologis Targeted US Logistics
Fund LP ,
4.63%, 3/15/2033(a) 1,980,000 1,925,081
3,316,813
Insurance 4 .2%
American National Global
Funding ,
4.63%, 12/15/2028(a) 679,000 674,542
5.25%, 6/3/2030(a) 1,180,000 1,181,195
American National Group,
Inc. ,
6.00%, 7/15/2035(d) 906,000 888,467
Athene Global Funding ,
4.83%, 5/9/2028(a) 1,047,000 1,044,403
5.38%, 1/7/2030(a) 617,000 619,876
Brighthouse Financial Global
Funding ,
5.55%, 4/9/2027(a) 1,005,000 1,010,290
5.65%, 6/10/2029(a)(d) 700,000 705,990
CNO Global Funding ,
4.38%, 9/8/2028(a) 1,470,000 1,456,826
4.70%, 12/11/2030(a) 778,000 770,559
Corebridge Global Funding ,
5.20%, 6/24/2029(a)(d) 800,000 812,044
F&G Global Funding ,
4.65%, 9/8/2028(a) 325,000 320,838
4.50%, 1/9/2029(a) 1,995,000 1,956,133
Fortitude Global Funding ,
4.63%, 10/6/2028(a) 975,000 965,531
GA Global Funding Trust ,
5.50%, 4/1/2032(a) 860,000 856,552
Jackson National Life Global
Funding ,
4.70%, 6/5/2028(a) 1,135,000 1,133,662
4.55%, 9/9/2030(a) 1,595,000 1,567,379
Lincoln Financial Global
Funding ,
4.63%, 5/28/2028(a)(d) 1,145,000 1,146,120
4.20%, 1/12/2029(a) 820,000 810,786
MassMutual Global Funding II ,
5.15%, 5/30/2029(a) 750,000 763,721
4.95%, 1/10/2030(a) 1,040,000 1,053,334
New York Life Global Funding ,
4.15%, 7/25/2028(a) 560,000 558,180
5.00%, 6/6/2029(a) 955,000 972,404
NLG Global Funding ,
5.40%, 1/23/2030(a)(d) 450,000 459,502
4.35%, 9/15/2030(a) 1,823,000 1,790,482
Corporate Bonds
Principal
Amount ($) Value ($)
Insurance
Northwestern Mutual Global
Funding ,
4.90%, 6/12/2028(a) 1,095,000 1,105,732
Pacific Life Global Funding II ,
4.85%, 2/10/2030(a) 1,425,000 1,435,589
Pine Street Trust III ,
6.22%, 5/15/2054(a) 405,000 402,992
Pricoa Global Funding I ,
4.75%, 8/26/2032(a) 902,000 894,668
Principal Life Global Funding
II ,
4.60%, 8/19/2027(a) 520,000 521,290
Protective Life Corp. ,
4.70%, 1/15/2031(a) 932,000 923,625
RGA Global Funding ,
4.60%, 11/25/2030(a) 1,490,000 1,479,098
Sammons Financial Group
Global Funding ,
4.95%, 6/12/2030(a)(d) 1,990,000 1,993,947
SBL Holdings, Inc. ,
5.90%, 9/26/2028(a)(d) 551,000 527,311
7.20%, 10/30/2034(a)(d) 875,000 808,879
SiriusPoint Ltd. ,
7.00%, 4/5/2029 690,000 722,886
Sompo Holdings, Inc. ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 2.13%),
5.41%, 4/22/2037(a)(e) 1,255,000 1,234,857
Trustage Financial Group,
Inc. ,
4.63%, 4/15/2032(a)(d) 560,000 540,256
Western-Southern Global
Funding ,
4.50%, 7/16/2028(a) 1,340,000 1,338,686
4.70%, 12/10/2032(a) 897,000 875,728
38,324,360
Interactive Media & Services 0 .2%
Meta Platforms, Inc. ,
5.63%, 11/15/2055(d) 1,130,000 1,037,582
6.30%, 5/15/2056 1,120,000 1,121,725
2,159,307
IT Services 0 .6%
CGI, Inc. ,
4.95%, 3/14/2030 1,829,000 1,833,222
DXC Technology Co. ,
2.38%, 9/15/2028(d) 1,160,000 1,089,502
Gartner, Inc. ,
5.60%, 11/20/2035(d) 2,273,000 2,141,432
5,064,156
Leisure Products 0 .1%
Hasbro, Inc. ,
4.65%, 3/12/2031 625,000 619,938
Polaris, Inc. ,
5.60%, 3/1/2031 635,000 633,525
1,253,463

40 - Statements of Investments - April 30, 2026 (Unaudited) - Nationwide Loomis Core Bond Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Life Sciences Tools & Services 0 .1%
Illumina, Inc. ,
4.65%, 9/9/2026 620,000 620,363
Machinery 0 .3%
CNH Industrial Capital LLC ,
4.75%, 3/21/2028 720,000 723,508
4.50%, 10/16/2030 769,000 760,240
Daimler Truck Finance North
America LLC ,
4.65%, 10/12/2030(a)(d) 1,395,000 1,387,646
2,871,394
Media 0 .3%
Charter Communications
Operating LLC ,
6.10%, 6/1/2029 655,000 676,511
Cox Communications, Inc. ,
5.95%, 9/1/2054(a) 1,490,000 1,280,195
Omnicom Group, Inc. ,
5.00%, 6/2/2033(d) 904,000 886,917
2,843,623
Metals & Mining 0 .3%
Glencore Funding LLC ,
5.19%, 4/1/2030(a) 720,000 731,147
5.51%, 4/1/2036(a) 2,275,000 2,290,994
3,022,141
Multi-Utilities 0 .2%
Ameren Corp. ,
5.00%, 1/15/2029(d) 310,000 314,493
Black Hills Corp. ,
3.05%, 10/15/2029 675,000 640,993
DTE Energy Co. ,
4.95%, 7/1/2027 595,000 598,672
San Diego Gas & Electric Co. ,
Series EEEE, 5.95%,
3/15/2056 605,000 602,499
2,156,657
Office REITs 0 .1%
Cousins Properties LP ,
4.88%, 3/1/2033 560,000 541,935
Oil, Gas & Consumable Fuels 0 .9%
APA Corp. ,
6.75%, 2/15/2055 855,000 873,815
Australian Metcoal Financing
Pty. Ltd. ,
6.25%, 10/22/2031(a) 234,000 237,201
Chevron USA, Inc. ,
4.69%, 4/15/2030(d) 1,330,000 1,346,801
Energy Transfer LP ,
5.50%, 6/1/2027 1,000,000 1,008,945
NGPL PipeCo LLC ,
3.25%, 7/15/2031(a) 650,000 596,325
ONEOK, Inc. ,
6.25%, 10/15/2055(d) 925,000 908,986
Targa Resources Corp. ,
6.13%, 5/15/2055(d) 948,000 931,428
6.05%, 5/15/2056 434,000 421,371
Var Energi ASA ,
5.00%, 5/18/2027(a)(d) 1,092,245 1,095,857
Corporate Bonds
Principal
Amount ($) Value ($)
Oil, Gas & Consumable Fuels
Williams Cos., Inc. (The) ,
5.95%, 3/15/2056 1,051,000 1,031,704
8,452,433
Paper & Forest Products 0 .2%
Georgia-Pacific LLC ,
4.90%, 5/15/2033(a) 1,431,000 1,427,273
Passenger Airlines 0 .1%
Air Canada ,
3.88%, 8/15/2026(a) 420,000 418,839
Southwest Airlines Co. ,
4.38%, 11/15/2028(d) 733,000 727,644
1,146,483
Pharmaceuticals 0 .1%
Bayer US Finance LLC ,
6.25%, 1/21/2029(a) 350,000 362,879
Merck & Co., Inc. ,
4.95%, 9/15/2035(d) 873,000 871,356
1,234,235
Professional Services 0 .2%
Equifax, Inc. ,
5.10%, 6/1/2028(d) 580,000 586,333
Jacobs Solutions, Inc. ,
4.75%, 3/3/2031 1,255,000 1,241,992
1,828,325
Residential REITs 0 .3%
Camden Property Trust ,
4.90%, 2/28/2036(d) 910,000 884,535
Mid-America Apartments LP ,
4.65%, 1/15/2033 1,723,000 1,695,496
2,580,031
Retail REITs 0 .2%
Kite Realty Group Trust ,
4.75%, 9/15/2030(d) 549,000 549,722
Realty Income Corp. ,
4.75%, 4/15/2033 1,050,000 1,036,898
1,586,620
Semiconductors & Semiconductor Equipment 0 .6%
Analog Devices, Inc. ,
4.25%, 6/15/2028 1,675,000 1,674,678
Intel Corp. ,
6.13%, 5/15/2056 1,840,000 1,826,328
Microchip Technology, Inc. ,
5.05%, 2/15/2030(d) 630,000 636,390
NXP BV ,
4.30%, 8/19/2028 960,000 957,312
5,094,708
Software 0 .6%
Microsoft Corp. ,
2.92%, 3/17/2052 200,000 127,233
Oracle Corp. ,
5.95%, 9/26/2055 2,207,000 1,848,646
6.70%, 2/4/2056 1,335,000 1,230,339
Roper Technologies, Inc. ,
4.25%, 9/15/2028 500,000 496,323

Nationwide Loomis Core Bond Fund - April 30, 2026 (Unaudited) - Statements of Investments - 41
Corporate Bonds
Principal
Amount ($) Value ($)
Software
Salesforce, Inc. ,
5.55%, 3/15/2036 1,623,000 1,618,517
5,321,058
Specialized REITs 0 .4%
Crown Castle, Inc. ,
3.70%, 6/15/2026 630,000 629,492
CubeSmart LP ,
3.13%, 9/1/2026 450,000 448,142
EPR Properties ,
4.75%, 11/15/2030 1,377,000 1,353,221
Extra Space Storage LP ,
5.70%, 4/1/2028 260,000 265,292
2.20%, 10/15/2030 850,000 761,567
3,457,714
Specialty Retail 0 .1%
AutoNation, Inc. ,
4.45%, 1/15/2029 917,000 909,494
Technology Hardware, Storage & Peripherals 0 .2%
Hewlett Packard Enterprise
Co. ,
5.25%, 4/1/2033 1,730,000 1,735,561
Textiles, Apparel & Luxury Goods 0 .2%
PVH Corp. ,
5.50%, 6/13/2030(d) 1,351,000 1,370,083
Tobacco 0 .3%
BAT Capital Corp. ,
3.46%, 9/6/2029 1,010,000 976,408
Imperial Brands Finance plc ,
4.50%, 6/30/2028(a) 1,460,000 1,461,193
2,437,601
Trading Companies & Distributors 0 .7%
Aircastle Ltd. ,
2.85%, 1/26/2028(a) 885,000 858,344
6.50%, 7/18/2028(a) 155,000 160,366
Aviation Capital Group LLC ,
4.25%, 4/30/2029(a) 385,000 379,553
5.13%, 4/10/2030(a) 885,000 890,908
GATX Corp. ,
5.40%, 3/15/2027 325,000 327,506
Mitsubishi Corp. ,
5.00%, 7/2/2029(a) 575,000 584,005
Sumisho Air Lease Corp. ,
4.50%, 3/24/2029(a) 2,740,000 2,723,330
5,924,012
Water Utilities 0 .3%
American Water Capital Corp. ,
5.20%, 4/1/2036 2,540,000 2,542,856
Essential Utilities, Inc. ,
4.80%, 8/15/2027 580,000 582,124
3,124,980
Wireless Telecommunication Services 0 .1%
SoftBank Corp. ,
4.70%, 7/9/2030(a) 922,000 916,338
Corporate Bonds
Principal
Amount ($) Value ($)
Wireless Telecommunication Services
T-Mobile USA, Inc. ,
3.30%, 2/15/2051 500,000 324,125
1,240,463
Total Corporate Bonds
(cost $376,267,843)
369,455,319
Foreign Government Security 0 .1%
MEXICO 0 .1%
United Mexican States ,
5.38%, 3/22/2033 1,375,000 1,348,256
Total Foreign Government Security
(cost $1,370,305)
1,348,256
Mortgage-Backed Securities 20 .7%
FHLMC UMBS Pool
Pool# SD8199
2.00%, 3/1/2052 1,099,901 884,255
Pool# SD8200
2.50%, 3/1/2052 1,720,196 1,448,512
Pool# SD8205
2.50%, 4/1/2052 15,693,337 13,228,530
Pool# QE0012
2.50%, 4/1/2052 1,454,519 1,225,842
Pool# QE0764
3.00%, 4/1/2052 4,409,007 3,863,285
Pool# QE2352
2.50%, 5/1/2052 1,124,971 946,890
Pool# SD8219
2.50%, 6/1/2052 923,389 778,078
Pool# QE4044
2.50%, 6/1/2052 533,706 447,846
Pool# SD2088
3.50%, 6/1/2052 8,276,597 7,552,561
Pool# SD2254
3.50%, 7/1/2052 799,837 731,610
Pool# RA7672
4.50%, 7/1/2052 2,800,911 2,706,634
Pool# SD8234
2.50%, 8/1/2052 4,797,712 4,041,202
Pool# SD8237
4.00%, 8/1/2052 2,756,269 2,591,334
Pool# SD8271
2.50%, 10/1/2052 843,672 709,111
Pool# QF1212
4.00%, 10/1/2052 3,603,303 3,393,766
Pool# SD8288
5.00%, 1/1/2053 3,140,776 3,110,167
Pool# SD8302
6.50%, 2/1/2053 215,651 224,054
Pool# SD8309
6.00%, 3/1/2053 293,444 301,181
Pool# SD2921
4.50%, 5/1/2053 431,195 418,338
Pool# SD6706
4.50%, 1/1/2054 5,317,635 5,128,104

42 - Statements of Investments - April 30, 2026 (Unaudited) - Nationwide Loomis Core Bond Fund
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FHLMC UMBS Pool
Pool# SD8409
6.00%, 3/1/2054 4,360,320 4,449,928
Pool# SD8461
5.00%, 9/1/2054 1,770,433 1,745,292
Pool# SD8464
6.50%, 9/1/2054 3,486,019 3,614,856
Pool# SD8491
5.00%, 12/1/2054 3,673,409 3,622,315
Pool# SD8493
5.50%, 12/1/2054 2,003,808 2,014,995
Pool# QX2607
5.50%, 1/1/2055 2,641,446 2,685,079
Pool# QX9585
6.00%, 4/1/2055 1,230,097 1,256,600
Pool# SL1788
5.50%, 6/1/2055 4,712,919 4,807,356
Pool# SL1790
6.00%, 6/1/2055 2,581,162 2,673,016
Pool# QZ4829
6.00%, 10/1/2055 1,987,075 2,028,497
Pool# TA0220
5.00%, 12/1/2055 994,278 981,347
FNMA Pool
Pool# BS6952
5.34%, 10/1/2032 1,132,417 1,184,770
Pool# AN8477
3.40%, 2/1/2033 1,903,887 1,794,310
Pool# AN9700
3.67%, 7/1/2033 5,000,000 4,766,663
Pool# 310240
3.50%, 11/1/2043 4,344,870 4,098,727
Pool# BF0673
2.50%, 6/1/2062 2,672,077 2,188,345
FNMA UMBS Pool
Pool# CA4488
2.50%, 7/1/2034 737,113 696,846
Pool# FM1776
3.00%, 10/1/2034 218,372 210,946
Pool# FS1360
3.00%, 4/1/2037 807,946 769,635
Pool# BC0180
4.00%, 1/1/2046 547,861 523,408
Pool# BC9003
3.00%, 11/1/2046 81,023 72,837
Pool# AS8483
3.00%, 12/1/2046 64,068 57,350
Pool# MA2863
3.00%, 1/1/2047 344,384 308,679
Pool# BM2003
4.00%, 10/1/2047 323,894 308,567
Pool# MA3209
3.00%, 12/1/2047 1,080,468 961,840
Pool# MA3275
3.00%, 2/1/2048 952,020 850,975
Pool# CA2208
4.50%, 8/1/2048 1,029,972 1,003,672
Pool# CA2469
4.00%, 10/1/2048 75,371 71,756
Pool# BN0906
4.00%, 11/1/2048 841,720 801,138
Pool# CA3866
3.50%, 7/1/2049 1,443,219 1,328,350
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA UMBS Pool
Pool# BP5783
3.00%, 5/1/2050 4,072,336 3,603,810
Pool# MA4210
2.50%, 12/1/2050 771,452 653,032
Pool# MA4491
1.50%, 12/1/2051 1,195,300 916,985
Pool# CB2400
2.50%, 12/1/2051 5,406,774 4,546,033
Pool# CB2665
3.00%, 1/1/2052 3,008,069 2,637,672
Pool# MA4562
2.00%, 3/1/2052 1,814,373 1,457,569
Pool# FS2122
3.00%, 3/1/2052 1,112,415 977,836
Pool# BU8944
3.00%, 4/1/2052 3,937,190 3,455,146
Pool# CB3496
3.00%, 5/1/2052 4,692,537 4,119,256
Pool# MA4623
2.50%, 6/1/2052 518,761 436,527
Pool# BU8730
2.50%, 6/1/2052 298,094 251,186
Pool# MA4624
3.00%, 6/1/2052 958,075 840,972
Pool# FS5493
2.50%, 7/1/2052 3,522,635 2,963,519
Pool# MA4652
2.50%, 7/1/2052 337,511 283,840
Pool# MA4653
3.00%, 7/1/2052 4,471,487 3,923,471
Pool# MA4654
3.50%, 7/1/2052 819,690 747,197
Pool# MA4743
2.50%, 8/1/2052 333,579 280,887
Pool# FS3497
3.50%, 8/1/2052 4,309,769 3,928,619
Pool# MA4732
4.00%, 9/1/2052 5,882,648 5,535,869
Pool# MA4733
4.50%, 9/1/2052 1,513,225 1,462,221
Pool# MA4782
3.50%, 10/1/2052 4,069,622 3,706,750
Pool# MA4805
4.50%, 11/1/2052 1,246,981 1,204,566
Pool# MA4933
3.50%, 2/1/2053 818,560 745,574
Pool# MA4980
6.00%, 4/1/2053 439,383 450,577
Pool# DA1019
6.50%, 9/1/2053 94,401 98,051
Pool# FA2840
3.00%, 11/1/2053 7,137,073 6,251,598
Pool# MA5248
6.50%, 1/1/2054 1,134,392 1,176,315
Pool# CB8422
6.00%, 2/1/2054 1,257,467 1,286,845
Pool# MA5273
6.50%, 2/1/2054 464,770 482,217
Pool# MA5389
6.00%, 6/1/2054 891,109 909,767
Pool# MA5552
5.00%, 12/1/2054 1,857,688 1,831,849

Nationwide Loomis Core Bond Fund - April 30, 2026 (Unaudited) - Statements of Investments - 43
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA UMBS Pool
Pool# FA3923
6.50%, 4/1/2055 1,963,444 2,039,562
FNMA/FHLMC UMBS, 30
Year, Single Family TBA
4.50%, 5/25/2056 1,579,000 1,518,691
4.50%, 7/25/2056 1,421,000 1,364,617
GNMA I Pool
Pool# 442138
8.00%, 11/15/2026 443 444
Pool# 399109
7.50%, 2/15/2027 429 431
Pool# 445661
7.50%, 7/15/2027 598 606
Pool# 443887
7.50%, 8/15/2027 1,070 1,085
Pool# 455381
7.50%, 8/15/2027 211 213
Pool# 446699
6.00%, 8/15/2028 1,776 1,782
Pool# 482748
6.00%, 9/15/2028 10,815 10,865
Pool# 781029
6.50%, 5/15/2029 10,605 10,850
GNMA II Pool
Pool# MA8043
3.00%, 5/20/2052 4,244,506 3,783,319
Pool# MA8098
3.00%, 6/20/2052 4,006,355 3,571,606
Pool# MA8099
3.50%, 6/20/2052 1,344,020 1,225,650
Pool# MA8429
5.50%, 11/20/2052 504,610 512,991
Pool# MA8647
5.00%, 2/20/2053 359,593 358,374
Pool# MA8726
5.50%, 3/20/2053 1,526,122 1,549,572
Pool# MA8727
6.00%, 3/20/2053 312,568 321,116
Pool# MA8801
5.50%, 4/20/2053 2,070,780 2,101,991
GNMA TBA
5.00%, 6/15/2056 2,500,000
2,472,927
Total Mortgage-Backed Securities
(cost $191,518,705)
187,621,843
Municipal Bonds 0 .1%
District of Columbia 0 .1%
Metropolitan Washington
Airports Authority, RB,
Series D, 7.46%, 10/1/2046 600,000 697,256
Massachusetts 0 .0%
†
Massachusetts Educational
Financing Authority, RB,
Series A, 3.85%, 5/25/2033 109,753 109,029
Total Municipal Bonds
(cost $801,620)
806,285
U.S. Government Agency Security 0 .5%
Principal
Amount ($) Value ($)
FHLB, 4.75%, 3/10/2034 4,400,000 4,510,753
Total U.S. Government Agency Security
(cost $4,421,609)
4,510,753
U.S. Treasury Obligations 19 .2%
U.S. Treasury Bonds
2.00%, 11/15/2041 13,365,000 9,175,908
2.38%, 2/15/2042 6,000,000 4,342,969
3.25%, 5/15/2042 3,500,000 2,865,215
3.88%, 2/15/2043 2,058,000 1,813,934
3.88%, 5/15/2043 5,420,000 4,764,095
4.38%, 8/15/2043 10,030,000 9,386,669
4.75%, 11/15/2043 9,430,000 9,233,296
4.13%, 8/15/2044 3,895,000 3,501,848
4.63%, 11/15/2044 5,125,000 4,914,595
4.75%, 2/15/2045 5,085,000 4,950,923
5.00%, 5/15/2045 14,000,000 14,054,687
2.25%, 8/15/2046 2,100,000 1,355,566
2.25%, 8/15/2049 9,000,000 5,533,594
2.25%, 2/15/2052 9,500,000 5,651,016
2.88%, 5/15/2052 1,750,000 1,197,930
4.50%, 11/15/2054 2,699,000 2,489,722
4.63%, 2/15/2055 8,270,000 7,788,337
4.75%, 5/15/2055 11,710,000 11,258,525
4.75%, 2/15/2056 2,915,000 2,806,598
U.S. Treasury Notes
3.88%, 3/31/2031 10,449,000 10,379,612
4.38%, 1/31/2032 29,184,000 29,577,300
4.00%, 11/15/2035 22,853,000 22,178,122
4.13%, 2/15/2036 5,521,000 5,404,542
Total U.S. Treasury Obligations
(cost $187,195,181)
174,625,003
Short-Term Investments 0 .1%
Shares
Money Market Funds 0 .1%
Invesco Government
& Agency Portfolio,
Institutional
Shares,3.58%(g)(h) 500,000 500,000
Morgan Stanley Institutional
Liquidity Fund - Government
Portfolio, Institutional
Shares,3.57%(g)(h) 300,000 300,000
Total Short-Term Investments
(cost $800,000)
800,000

44 - Statements of Investments - April 30, 2026 (Unaudited) - Nationwide Loomis Core Bond Fund
Repurchase Agreements 2 .0%
Principal
Amount ($) Value ($)
CF Secured, LLC
3.61%, dated 4/30/2026,
due 5/1/2026, repurchase
price $8,337,008,
collateralized by U.S.
Government Treasury
Securities, ranging from
0.00% - 6.13%, maturing
5/15/2026 - 2/15/2056;
total market value
$8,503,749. (h)(i) 8,336,173 8,336,173
Santander US Capital
Markets
3.65%, dated 4/30/2026,
due 5/1/2026, repurchase
price $10,001,014,
collateralized by U.S.
Government Agency
and Treasury Securities,
ranging from 0.01%
- 5.00%, maturing
4/30/2027 - 7/25/2054;
total market value
$10,201,035. (h)(i) 10,000,000 10,000,000
Total Repurchase Agreements
(cost $18,336,173)
18,336,173
Total Investments
(cost $932,306,043) — 100.0%
908,158,237
Other assets in excess of
liabilities — 0.0%
†
238,359
NET ASSETS — 100.0%
$ 908,396,596
† Amount rounds to less than 0.1%.
(a) Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board
of Trustees. The liquidity determination is unaudited. The
aggregate value of these securities as of April 30, 2026 was
$234,402,609 which represents 25.80% of net assets.
(b) Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest
rates and prepayments on the underlying pool of assets.  See
Note 6 for further information. The interest rate shown was
the current rate as of April 30, 2026.
(c) Step Bond. Coupon rate is set for an initial period and then increases to a higher coupon rate at a specific date. The rate shown is the rate as of April 30, 2026.
(d) The security or a portion of this security is on loan as of
April 30, 2026. The total value of securities on loan as of
April 30, 2026 was $26,176,095, which was collateralized by
cash used to purchase money market funds and repurchase
agreements with a value of $800,000 and $18,336,173,
respectively, and by $7,834,146 of collateral in the form
of  U.S. Government Treasury Securities, interest rates
ranging from 0.00% - 6.25%, and maturity dates ranging from
5/15/2026 - 2/15/2056, a total value of $26,970,319.
(e) Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate as
of April 30, 2026.
(f) Security in default.
(g) Represents 7-day effective yield as of April 30, 2026.
(h) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of April 30, 2026 was $19,136,173.
(i) Please refer to Note 2 for additional information on the joint repurchase agreement.
ACES Alternative Credit Enhancement Services
CLO Collateralized Loan Obligations
FHLB Federal Home Loan Bank
FHLMC Federal Home Loan Mortgage Corp.
FNMA Federal National Mortgage Association
GNMA Government National Mortgage Association
IO Interest only
RB Revenue Bond
REIT Real Estate Investment Trust
REMICS Real Estate Mortgage Investment Conduits
SOFR Secured Overnight Financing Rate
TBA To Be Announced; Security is subject to
delayed delivery
UMBS Uniform Mortgage-Backed Securities
Futures contracts outstanding as of April 30, 2026:
Description
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount ($)
Value and
Unrealized
Appreciation
(Depreciation) ($)
Long Contracts
U.S. Treasury 5 Year Note 29 6/2026 USD 3,127,242 (55,917)
U.S. Treasury Long Bond 104 6/2026 USD 11,735,750 (497,349)
U.S. Treasury Ultra Bond 99 6/2026 USD 11,388,094 (549,080)
Net contracts (1,102,346)
Currency:
USD United States Dollar
The accompanying notes are an integral part of these financial statements.

Nationwide Loomis Short Term Bond Fund - April 30, 2026 (Unaudited) - Statements of Investments - 45
Asset-Backed Securities 15 .5%
Principal
Amount ($) Value ($)
Automobiles 11 .5%
Ally Auto Receivables Trust
Series 2025-1, Class A3,
3.96%, 3/15/2030 120,000 119,798
Series 2026-1, Class A3,
3.92%, 10/15/2030 140,000 139,090
American Credit Acceptance
Receivables Trust
Series 2023-3, Class C,
6.44%, 10/12/2029(a) 42,271 42,357
Series 2025-2, Class C,
5.11%, 4/14/2031(a) 80,000 80,486
Series 2026-2, Class C,
4.85%, 5/10/2032(a) 170,000 169,515
Series 2026-1, Class C,
4.55%, 1/12/2033(a) 165,000 164,123
AmeriCredit Automobile
Receivables Trust
Series 2021-3, Class C,
1.41%, 8/18/2027 35,361 35,283
Series 2024-1, Class A3,
5.43%, 1/18/2029 218,271 219,507
Series 2026-1, Class A3,
4.15%, 11/18/2032(a) 550,000 548,009
ARI Fleet Lease Trust, Series
2024-A, Class A2, 5.30%,
11/15/2032(a) 27,484 27,591
AutoNation Finance Trust
Series 2025-1A, Class A2,
4.72%, 4/10/2028(a) 41,899 41,943
Series 2026-1A, Class A3,
4.03%, 8/12/2030(a) 135,000 134,518
Avis Budget Rental Car
Funding AESOP LLC
Series 2025-1A, Class A,
4.80%, 8/20/2029(a) 100,000 100,510
Series 2026-1A, Class A,
4.28%, 8/20/2030(a) 235,000 232,608
BMW Vehicle Lease Trust
Series 2025-1, Class A3,
4.43%, 6/26/2028 85,000 85,297
Series 2025-2, Class A3,
3.97%, 9/25/2028 350,000 349,577
BMW Vehicle Owner Trust,
Series 2023-A, Class A3,
5.47%, 2/25/2028 35,738 35,907
BofA Auto Trust, Series
2025-1A, Class A3, 4.35%,
11/20/2029(a) 80,000 80,189
Bridgecrest Lending Auto
Securitization Trust
Series 2024-2, Class A3,
5.84%, 6/15/2028 3,430 3,433
Series 2024-3, Class B,
5.37%, 10/16/2028 42,386 42,484
Series 2025-2, Class A3,
4.78%, 12/15/2028 45,000 45,118
Series 2025-3, Class A3,
4.66%, 1/15/2029 35,000 35,096
Series 2026-1, Class A3,
4.04%, 12/17/2029 140,000 139,721
Asset-Backed Securities
Principal
Amount ($) Value ($)
Automobiles
Series 2026-2, Class A3,
4.27%, 1/15/2030 55,000 54,985
CarMax Auto Owner Trust
Series 2023-2, Class A3,
5.05%, 1/18/2028 147,590 148,021
Series 2025-2, Class A2A,
4.59%, 7/17/2028 77,420 77,588
Series 2025-4, Class A2A,
3.95%, 3/15/2029 100,000 99,933
Series 2026-2, Class A3,
4.22%, 6/16/2031 180,000 179,967
CarMax Select Receivables
Trust
Series 2025-A, Class A3,
4.77%, 9/17/2029 235,000 236,581
Series 2026-A, Class A2A,
4.03%, 12/17/2029 165,000 164,832
Carvana Auto Receivables
Trust
Series 2024-P2, Class A3,
5.33%, 7/10/2029 104,224 104,877
Series 2024-P4, Class A3,
4.64%, 1/10/2030 70,203 70,446
Series 2025-P2, Class A3,
4.55%, 8/12/2030 135,000 135,442
Series 2025-P3, Class A3,
4.04%, 11/11/2030 120,000 119,528
Chase Auto Owner Trust
Series 2024-3A, Class A3,
5.22%, 7/25/2029(a) 251,997 254,149
Series 2024-5A, Class A3,
4.18%, 8/27/2029(a) 135,338 135,411
Chesapeake Funding II LLC
Series 2023-1A, Class A1,
5.65%, 5/15/2035(a) 73,222 73,266
Series 2024-1A, Class A1,
5.52%, 5/15/2036(a) 65,888 66,622
Citizens Auto Receivables
Trust, Series 2024-1, Class
A3, 5.11%, 4/17/2028(a) 57,302 57,518
Credit Acceptance Auto Loan
Trust
Series 2023-2A, Class B,
6.61%, 7/15/2033(a) 87,992 88,210
Series 2024-3A, Class A,
4.68%, 9/15/2034(a) 240,000 240,425
Series 2025-1A, Class A,
5.02%, 3/15/2035(a) 140,000 140,730
Series 2025-2A, Class B,
4.87%, 1/15/2036(a) 65,000 65,144
Series 2026-1A, Class A,
4.65%, 4/15/2036(a) 100,000 100,010
Drive Auto Receivables Trust,
Series 2024-2, Class B,
4.52%, 7/16/2029 135,000 135,260
Enterprise Fleet Financing
LLC
Series 2025-1, Class A2,
4.65%, 10/20/2027(a) 39,165 39,273
Series 2025-3, Class A2,
4.50%, 4/20/2028(a) 110,258 110,557

46 - Statements of Investments - April 30, 2026 (Unaudited) - Nationwide Loomis Short Term Bond Fund
Asset-Backed Securities
Principal
Amount ($) Value ($)
Automobiles
Series 2024-2, Class A3,
5.61%, 4/20/2028(a) 165,000 166,635
Series 2025-4, Class A2,
4.05%, 8/20/2028(a) 75,000 74,944
Series 2024-1, Class A2,
5.23%, 3/20/2030(a) 80,313 80,737
Exeter Automobile
Receivables Trust
Series 2025-2A, Class A3,
4.74%, 1/16/2029 142,239 142,452
Series 2025-4A, Class A3,
4.39%, 9/17/2029 35,000 35,065
Series 2026-2A, Class A3,
4.45%, 5/15/2030 130,000 130,368
Series 2024-4A, Class C,
5.48%, 8/15/2030 65,000 65,625
Exeter Select Automobile
Receivables Trust, Series
2025-1, Class A2, 4.83%,
10/16/2028 14,753 14,775
Fifth Third Auto Trust, Series
2023-1, Class A3, 5.53%,
8/15/2028 176,157 177,284
First Investors Auto Owner
Trust
Series 2022-1A, Class C,
3.13%, 5/15/2028(a) 8,306 8,303
Series 2026-1A, Class A3,
4.50%, 5/15/2031(a) 200,000 199,887
Series 2025-1A, Class C,
4.75%, 12/15/2031(a) 115,000 114,919
Ford Credit Auto Lease Trust
Series 2025-A, Class A3,
4.72%, 6/15/2028 145,000 145,605
Series 2026-A, Class A3,
4.00%, 7/15/2029 185,000 184,301
GECU Auto Receivables
Trust, Series 2023-
1A, Class A3, 5.63%,
8/15/2028(a) 93,683 93,933
GLS Auto Receivables Issuer
Trust
Series 2025-3A, Class A2,
4.52%, 7/17/2028(a) 42,162 42,214
Series 2024-4A, Class A3,
4.75%, 7/17/2028(a) 27,050 27,077
Series 2024-3A, Class B,
5.08%, 1/16/2029(a) 135,000 135,463
Series 2026-1A, Class A3,
3.97%, 11/15/2029(a) 75,000 74,701
Series 2025-2A, Class C,
5.11%, 1/15/2031(a) 50,000 50,325
GLS Auto Select Receivables
Issuer Trust, Series 2025-
4A, Class A2, 4.17%,
2/18/2031(a) 92,848 92,655
GLS Auto Select Receivables
Trust
Series 2024-3A, Class A2,
5.59%, 10/15/2029(a) 112,029 112,921
Asset-Backed Securities
Principal
Amount ($) Value ($)
Automobiles
Series 2024-4A, Class A2,
4.43%, 12/17/2029(a) 49,358 49,445
Series 2025-1A, Class A2,
4.71%, 4/15/2030(a) 92,669 92,983
Series 2024-2A, Class A2,
5.58%, 6/17/2030(a) 31,970 32,226
Series 2025-3A, Class A2,
4.46%, 10/15/2030(a) 61,420 61,448
GM Financial Automobile
Leasing Trust
Series 2025-3, Class A2A,
4.19%, 10/20/2027 38,885 38,917
Series 2024-3, Class A3,
4.21%, 10/20/2027 103,828 103,894
Series 2025-1, Class A3,
4.66%, 2/21/2028 185,000 185,827
GM Financial Consumer
Automobile Receivables
Trust, Series 2026-1, Class
A2A, 3.77%, 3/16/2029 95,000 94,738
Harley-Davidson Motorcycle
Trust
Series 2024-A, Class A3,
5.37%, 3/15/2029 215,457 217,424
Series 2023-B, Class A4,
5.78%, 4/15/2031 170,000 172,335
Hertz Vehicle Financing III
LLC
Series 2023-3A, Class A,
5.94%, 2/25/2028(a) 295,000 297,840
Series 2024-1A, Class A,
5.44%, 1/25/2029(a) 130,000 131,637
Honda Auto Receivables
Owner Trust, Series 2023-3,
Class A3, 5.41%, 2/18/2028 143,492 144,197
Huntington Auto Trust, Series
2024-1A, Class A3, 5.23%,
1/16/2029(a) 145,153 146,143
Hyundai Auto Lease
Securitization Trust
Series 2026-A, Class A2A,
3.85%, 5/15/2028(a) 145,000 144,766
Series 2026-B, Class A3,
4.21%, 4/16/2029(a) 215,000 214,750
Hyundai Auto Receivables
Trust, Series 2025-B, Class
A3, 4.36%, 12/17/2029 110,000 110,389
LAD Auto Receivables Trust
Series 2025-2A, Class A2,
4.30%, 7/17/2028(a) 26,976 26,995
Series 2024-2A, Class A3,
5.61%, 8/15/2028(a) 58,723 58,912
Series 2023-4A, Class B,
6.39%, 10/16/2028(a) 90,000 90,873
Series 2024-3A, Class A3,
4.52%, 3/15/2029(a) 74,350 74,503
Series 2025-1A, Class A3,
4.69%, 7/16/2029(a) 150,000 150,473
Merchants Fleet Funding LLC,
Series 2023-1A, Class A,
7.21%, 5/20/2036(a) 118,143 118,335

Nationwide Loomis Short Term Bond Fund - April 30, 2026 (Unaudited) - Statements of Investments - 47
Asset-Backed Securities
Principal
Amount ($) Value ($)
Automobiles
NextGear Floorplan Master
Owner Trust
Series 2024-1A, Class A2,
5.12%, 3/15/2029(a) 210,000 211,714
Series 2025-2A, Class A2,
4.23%, 10/15/2030(a) 165,000 164,324
Series 2026-1A, Class A2,
4.07%, 2/15/2031(a) 190,000 188,565
Octane Receivables Trust
Series 2025-1A, Class A2,
4.25%, 2/20/2031(a) 155,000 154,940
Series 2024-2A, Class A2,
5.80%, 7/20/2032(a) 111,524 112,241
PenFed Auto Receivables
Owner Trust, Series
2024-A, Class A3, 4.70%,
6/15/2029(a) 100,494 100,769
Prestige Auto Receivables
Trust
Series 2025-1A, Class A2,
4.87%, 12/15/2027(a) 35,921 35,940
Series 2023-1A, Class C,
5.65%, 2/15/2028(a) 100,327 100,383
Santander Drive Auto
Receivables Trust
Series 2024-3, Class A3,
5.63%, 1/16/2029 69,375 69,531
Series 2023-5, Class B,
6.16%, 12/17/2029 455,672 459,552
Series 2025-4, Class A3,
4.17%, 4/15/2030 100,000 100,000
Series 2023-1, Class C,
5.09%, 5/15/2030 80,500 80,963
Series 2023-3, Class C,
5.77%, 11/15/2030 135,000 136,817
SBNA Auto Lease Trust
Series 2024-B, Class A3,
5.56%, 11/22/2027(a) 75,258 75,415
Series 2024-C, Class A3,
4.56%, 2/22/2028(a) 40,596 40,657
SBNA Auto Receivables Trust,
Series 2024-A, Class A3,
5.32%, 12/15/2028(a) 13,193 13,220
SFS Auto Receivables
Securitization Trust
Series 2023-1A, Class A3,
5.47%, 10/20/2028(a) 173,390 174,097
Series 2024-3A, Class A3,
4.55%, 6/20/2030(a) 89,827 90,127
Series 2025-1A, Class A3,
4.75%, 7/22/2030(a) 95,000 95,539
Series 2025-2A, Class A3,
4.44%, 12/20/2030(a) 155,000 155,390
Stellantis Financial
Underwritten Enhanced
Lease Trust
Series 2025-BA, Class A3,
4.27%, 1/22/2029(a) 310,000 310,146
Series 2025-CA, Class A3,
4.11%, 4/20/2029(a) 270,000 268,912
Asset-Backed Securities
Principal
Amount ($) Value ($)
Automobiles
Toyota Auto Receivables
Owner Trust
Series 2023-C, Class A3,
5.16%, 4/17/2028 63,249 63,521
Series 2026-B, Class A2A,
4.04%, 2/15/2029 230,000 229,968
Series 2024-D, Class A3,
4.40%, 6/15/2029 100,000 100,295
Toyota Lease Owner Trust
Series 2024-B, Class A3,
4.21%, 9/20/2027(a) 213,237 213,394
Series 2025-B, Class A3,
3.96%, 11/20/2028(a) 225,000 224,174
USB Auto Owner Trust, Series
2025-1A, Class A3, 4.49%,
6/17/2030(a) 45,000 45,142
Veros Auto Receivables Trust,
Series 2026-1, Class A,
4.53%, 8/15/2028(a) 76,986 77,003
Volkswagen Auto Loan
Enhanced Trust, Series
2024-1, Class A2A, 4.65%,
11/22/2027 84,602 84,734
VStrong Auto Receivables
Trust, Series 2024-A, Class
B, 5.77%, 7/15/2030(a) 40,000 40,427
Westlake Automobile
Receivables Trust
Series 2024-2A, Class A3,
5.56%, 2/15/2028(a) 85,745 85,897
Series 2024-3A, Class A3,
4.71%, 4/17/2028(a) 170,000 170,274
Series 2023-3A, Class C,
6.02%, 9/15/2028(a) 535,925 538,657
Series 2025-2A, Class A3,
4.51%, 5/15/2029(a) 25,000 25,078
Series 2025-3A, Class A3,
4.22%, 6/15/2029(a) 140,000 140,134
Wheels Fleet Lease Funding
1 LLC
Series 2023-1A, Class A,
5.80%, 4/18/2038(a) 131,196 131,727
Series 2024-1A, Class A1,
5.49%, 2/18/2039(a) 111,061 112,076
Wheels Fleet Lease Funding
LLC, Series 2026-1A, Class
A2A, 4.30%, 4/18/2039(a) 110,000 109,928
World Omni Auto Receivables
Trust
Series 2025-C, Class A2A,
4.19%, 10/16/2028 186,318 186,429
Series 2024-C, Class A3,
4.43%, 12/17/2029 179,881 180,322
World Omni Select Auto Trust,
Series 2024-A, Class A3,
4.98%, 2/15/2030 85,178 85,453
16,684,049

48 - Statements of Investments - April 30, 2026 (Unaudited) - Nationwide Loomis Short Term Bond Fund
Asset-Backed Securities
Principal
Amount ($) Value ($)
Credit Card 0 .8%
Citibank Credit Card Issuance
Trust, Series 2025-A1,
Class A, 4.30%, 6/21/2030 415,000 416,122
Mercury Financial Credit
Card Master Trust, Series
2024-2A, Class A, 6.56%,
7/20/2029(a) 145,000 145,131
Mission Lane Credit Card
Master Trust
Series 2024-B, Class A,
5.88%, 1/15/2030(a) 105,000 105,238
Series 2026-A, Class A,
4.95%, 7/15/2032(a) 260,000 259,919
Synchrony Card Funding LLC,
Series 2023-A1, Class A,
5.54%, 7/15/2029 125,000 125,426
World Financial Network
Credit Card Master Trust,
Series 2024-A, Class A,
5.47%, 2/15/2031 65,000 65,815
1,117,651
Equipment Loans & Leases 0 .9%
Auxilior Term Funding LLC,
Series 2023-1A, Class A2,
6.18%, 12/15/2028(a) 6,117 6,125
CCG Receivables Trust,
Series 2023-1, Class A2,
5.82%, 9/16/2030(a) 12,673 12,697
Crockett Partners Equipment
Co. IIA LLC, Series 2024-
1C, Class A, 6.05%,
1/20/2031(a) 155,978 157,611
DLLMT LLC, Series 2023-
1A, Class A3, 5.34%,
3/22/2027(a) 147,410 147,723
GreatAmerica Leasing
Receivables Funding LLC,
Series 2023-1, Class A3,
5.15%, 7/15/2027(a) 342,977 344,198
HPEFS Equipment Trust,
Series 2025-2A, Class A2,
4.07%, 11/22/2032(a) 230,000 229,835
John Deere Owner Trust,
Series 2023-A, Class A3,
5.01%, 11/15/2027 32,946 33,023
M&T Equipment Notes, Series
2023-1A, Class A3, 5.74%,
7/15/2030(a) 71,725 71,963
OWN Equipment Fund I LLC,
Series 2024-2M, Class A,
5.70%, 12/20/2032(a) 83,420 83,767
SCF Equipment Leasing LLC
Series 2024-1A, Class A2,
5.88%, 11/20/2029(a) 14,396 14,427
Series 2025-2A, Class A2,
4.26%, 12/22/2031(a) 260,000 260,300
1,361,669
Asset-Backed Securities
Principal
Amount ($) Value ($)
Financial Services 0 .1%
GLS Auto Receivables
Issuer Trust, Series
2026-2A, Class B, 4.63%,
9/16/2030(a) 90,000 89,991
Other 2 .1%
ACHV ABS TRUST
Series 2024-1PL, Class A,
5.90%, 4/25/2031(a) 6,801 6,820
Series 2024-2PL, Class A,
5.07%, 10/27/2031(a) 15,989 16,042
Aqua Finance Trust, Series
2021-A, Class A, 1.54%,
7/17/2046(a) 53,812 49,300
BHG Securitization Trust
Series 2024-1CON, Class
A, 5.81%, 4/17/2035(a) 34,889 35,410
Series 2023-B, Class A,
6.92%, 12/17/2036(a) 82,575 85,609
Bluepeak ABS Issuer LLC,
Series 2025-1A, Class A2,
5.86%, 12/20/2055(a) 240,000 242,681
CyrusOne Data Centers
Issuer I LLC, Series 2025-
1A, Class A2, 5.91%,
2/20/2050(a) 105,000 105,493
GreenSky Home Improvement
Issuer Trust, Series
2024-2, Class A2, 5.25%,
10/27/2059(a) 12,676 12,695
Hilton Grand Vacations Trust
Series 2023-1A, Class A,
5.72%, 1/25/2038(a) 61,792 62,678
Series 2024-1B, Class A,
5.75%, 9/15/2039(a) 61,510 62,408
Series 2025-3EXT, Class A,
4.56%, 10/25/2044(a) 108,114 107,454
MVW LLC, Series 2024-
1A, Class A, 5.32%,
2/20/2043(a) 59,879 60,387
New Economy Assets Phase
1 Sponsor LLC, Series
2021-1, Class A1, 1.91%,
10/20/2061(a) 240,000 201,600
OneMain Financial Issuance
Trust, Series 2022-
S1, Class A, 4.13%,
5/14/2035(a) 98,662 98,649
Reach ABS Trust, Series
2024-2A, Class A, 5.88%,
7/15/2031(a) 10,518 10,535
Regional Management
Issuance Trust, Series
2024-1, Class A, 5.83%,
7/15/2036(a) 120,000 121,513
Republic Finance Issuance
Trust, Series 2024-A, Class
A, 5.91%, 8/20/2032(a) 100,000 100,417
SEB Funding LLC, Series
2026-1A, Class A2, 6.67%,
1/30/2056(a) 320,000 317,286

Nationwide Loomis Short Term Bond Fund - April 30, 2026 (Unaudited) - Statements of Investments - 49
Asset-Backed Securities
Principal
Amount ($) Value ($)
Other
Shentel Issuer LLC, Series
2025-1A, Class A2, 5.64%,
12/20/2055(a) 190,000 192,063
Sierra Timeshare Receivables
Funding LLC, Series
2024-2A, Class A, 5.14%,
6/20/2041(a) 120,073 120,638
SoFi Consumer Loan Program
Trust
Series 2025-1, Class A,
4.80%, 2/27/2034(a) 43,040 43,158
Series 2025-2, Class A,
4.82%, 6/25/2034(a) 47,433 47,582
Trafigura Securitisation
Finance plc, Series 2024-
1A, Class A2, 5.98%,
11/15/2027(a) 265,000 265,300
Verizon Master Trust
Series 2024-4, Class A1A,
5.21%, 6/20/2029 575,000 576,371
Series 2024-8, Class A1A,
4.62%, 11/20/2030 25,000 25,189
Series 2025-7, Class A1A,
3.96%, 8/20/2031 120,000 119,266
3,086,544
Student Loan 0 .1%
Navient Private Education Refi
Loan Trust
Series 2021-A, Class A,
0.84%, 5/15/2069(a) 49,810 45,584
Series 2020-GA, Class A,
1.17%, 9/16/2069(a) 16,191 15,204
Series 2021-CA, Class A,
1.06%, 10/15/2069(a) 171,624 156,318
217,106
Total Asset-Backed Securities
(cost $22,559,045)
22,557,010
Collateralized Mortgage Obligations 0 .1%
FHLMC REMICS, Series
3721, Class PE, 3.50%,
9/15/2040 25,501 24,901
FNMA REMICS
Series 2012-100, Class WA,
1.50%, 9/25/2027 13,640 13,439
Series 2012-93, Class DP,
1.50%, 9/25/2027 9,517 9,385
GNMA REMICS
Series 2011-39, Class NE,
3.50%, 9/16/2039 22,984 22,469
Series 2010-H22, Class FE,
4.13%, 5/20/2059(b) 2,711 2,676
Series 2011-H11, Class FA,
4.28%, 3/20/2061(b) 17,429 17,427
Series 2012-H18, Class NA,
4.30%, 8/20/2062(b) 7,656 7,657
Collateralized Mortgage Obligations
Principal
Amount ($) Value ($)
Series 2016-H13, Class FT,
4.36%, 5/20/2066(b) 392 392
Series 2017-H25, Class FD,
3.93%, 12/20/2067(b) 12,200 12,111
Series 2019-H01, Class FT,
4.18%, 10/20/2068(b) 12,558 12,560
Series 2019-H13, Class FT,
3.96%, 8/20/2069(b) 24,810 24,818
Total Collateralized Mortgage Obligations
(cost $151,048)
147,835
Commercial Mortgage-Backed Securities 3 .3%
ALA Trust, Series 2025-
OANA, Class A, 5.40%,
6/15/2040(a)(b) 60,000 60,225
BANK5
Series 2023-5YR3, Class
A3, 6.72%, 9/15/2056(b) 175,000 182,260
Series 2023-5YR4, Class
A3, 6.50%, 12/15/2056 60,593 62,805
Benchmark Mortgage Trust,
Series 2023-V2, Class A3,
5.81%, 5/15/2055(b) 320,000 326,460
BFLD Commercial Mortgage
Trust, Series 2025-
660F, Class A, 5.15%,
11/15/2042(a)(b) 225,000 225,141
BPR Trust
Series 2021-NRD, Class A,
5.18%, 12/15/2038(a)(b) 350,000 348,234
Series 2022-SSP, Class A,
6.65%, 5/15/2039(a)(b) 300,000 299,344
BX Trust
Series 2024-VLT4, Class A,
5.15%, 6/15/2041(a)(b) 95,950 95,650
Series 2025-DELC, Class A,
5.20%, 12/15/2042(a)(b) 100,000 100,094
Series 2025-VLT7, Class A,
5.35%, 7/15/2044(a)(b) 200,000 199,750
CFCRE Commercial Mortgage
Trust REMICS, Series
2016-C7, Class A3, 3.84%,
12/10/2054 340,000 338,259
CSMC OA LLC, Series 2014-
USA, Class A2, 3.95%,
9/15/2037(a) 395,000 367,787
DC Commercial Mortgage
Trust, Series 2023-
DC, Class A, 6.31%,
9/12/2040(a) 140,000 142,967
Extended Stay America Trust,
Series 2026-ESH2, Class A,
4.85%, 2/15/2043(a)(b) 126,938 127,057
FHLMC Multifamily Structured
Pass-Through Certificates
REMICS, Series K531,
Class AS, 4.18%,
9/25/2029(b) 619,093 617,987

50 - Statements of Investments - April 30, 2026 (Unaudited) - Nationwide Loomis Short Term Bond Fund
Commercial Mortgage-Backed Securities
Principal
Amount ($) Value ($)
GS Mortgage Securities Corp.
Trust
Series 2013-PEMB, Class
A, 3.67%, 3/5/2033(a)(b) 100,000 79,501
Series 2012-BWTR, Class
A, 2.95%, 11/5/2034(a) 251,694 220,754
J.P. Morgan Chase
Commercial Mortgage
Securities Trust, Series
2025-BMS, Class A, 5.25%,
1/15/2042(a)(b) 100,000 99,875
MSBAM Commercial
Mortgage Securities Trust,
Series 2012-CKSV, Class
A2, 3.28%, 10/15/2030(a) 372,000 355,264
SCOTT Trust, Series 2023-
SFS, Class A, 5.91%,
3/10/2040(a) 230,000 233,777
Starwood Retail Property
Trust, Series 2014-
STAR, Class A, 6.75%,
11/15/2027(a)(b) 290,692 174,410
TCO Commercial Mortgage
Trust, Series 2024-
DPM, Class A, 4.90%,
12/15/2039(a)(b) 100,000 100,000
Total Commercial Mortgage-Backed
Securities
(cost $4,955,249) 4,757,601
Corporate Bonds 57 .7%
Aerospace & Defense 0 .4%
Boeing Co. (The) ,
6.30%, 5/1/2029(c) 195,000 204,516
Hexcel Corp. ,
4.90%, 5/15/2031(c) 85,000 85,045
Lockheed Martin Corp. ,
4.15%, 8/15/2028 250,000 250,071
539,632
Automobile Components 0 .2%
ZF North America Capital,
Inc. ,
7.50%, 3/24/2031(a)(c) 315,000 315,406
Automobiles 1 .3%
Honda Motor Co. Ltd. ,
4.44%, 7/8/2028 250,000 249,503
Hyundai Capital America ,
4.88%, 11/1/2027(a) 70,000 70,310
4.75%, 4/6/2029(a) 354,000 354,544
5.15%, 3/27/2030(a)(c) 263,000 265,866
Mercedes-Benz Finance North
America LLC ,
4.65%, 4/1/2027(a)(c) 215,000 216,019
4.25%, 3/10/2029(a) 363,000 360,476
Nissan Motor Acceptance Co.
LLC ,
5.30%, 9/13/2027(a) 99,000 98,692
Corporate Bonds
Principal
Amount ($) Value ($)
Automobiles
Nissan Motor Acceptance Co.
LLC,
5.63%, 9/29/2028(a) 262,000 260,541
1,875,951
Banks 13 .9%
ABN AMRO Bank NV ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 1.65%),
6.34%, 9/18/2027(a)(d) 200,000 201,376
ANZ New Zealand
International Ltd. ,
4.00%, 1/22/2029(a) 473,000 468,814
Banco Bilbao Vizcaya
Argentaria SA ,
4.15%, 3/3/2029 200,000 197,672
4.97%, 5/8/2031 400,000 400,145
Banco Santander SA ,
4.87%, 4/15/2031 600,000 597,267
Bank of America Corp. ,
(SOFR + 0.87%), 4.48%,
4/23/2030(d) 725,000 722,853
Bank of Montreal ,
(United States SOFR
Compounded Index
+ 0.67%), 5.00%,
1/27/2029(d) 95,000 95,803
Banque Federative du Credit
Mutuel SA ,
5.19%, 2/16/2028(a) 580,000 587,014
Barclays plc ,
(SOFR + 1.14%), 4.52%,
2/24/2032(c)(d) 524,000 512,918
BNP Paribas SA ,
(SOFR + 1.45%), 4.79%,
5/9/2029(a)(d) 683,000 684,983
CaixaBank SA ,
(SOFR + 1.14%), 4.63%,
7/3/2029(a)(d) 512,000 512,428
Canadian Imperial Bank of
Commerce ,
5.24%, 6/28/2027 285,000 288,333
(SOFR + 1.03%), 4.86%,
3/30/2029(d) 184,000 185,328
(United States SOFR
Compounded Index
+ 0.79%), 4.28%,
1/29/2030(c)(d) 52,000 51,620
Citigroup, Inc. ,
(SOFR + 1.14%), 4.64%,
5/7/2028(d) 480,000 480,835
Depository Trust Co. (The) ,
4.30%, 3/27/2029(a) 328,000 327,827
DNB Bank ASA ,
(SOFR + 1.13%), 4.83%,
3/30/2032(a)(d) 481,000 480,312
Fifth Third Bank NA ,
(SOFR + 0.81%), 4.97%,
1/28/2028(d) 500,000 501,482

Nationwide Loomis Short Term Bond Fund - April 30, 2026 (Unaudited) - Statements of Investments - 51
Corporate Bonds
Principal
Amount ($) Value ($)
Banks
HSBC Holdings plc ,
(SOFR + 1.04%), 5.13%,
11/19/2028(d) 550,000 554,639
Huntington Bancshares, Inc. ,
(SOFR + 2.02%), 6.21%,
8/21/2029(d) 278,000 287,678
Huntington National Bank
(The) ,
(SOFR + 0.72%), 4.87%,
4/12/2028(c)(d) 505,000 506,765
ING Groep NV ,
Series VAR, (United States
SOFR Compounded
Index + 1.26%), 4.80%,
3/23/2032(d) 735,000 731,832
JPMorgan Chase & Co. ,
(SOFR + 0.86%), 4.51%,
10/22/2028(d) 235,000 235,270
(SOFR + 0.82%), 4.41%,
4/23/2030(d) 725,000 722,099
(SOFR + 0.93%), 4.26%,
10/22/2031(d) 255,000 250,868
Lloyds Banking Group plc ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 0.60%),
4.24%, 2/10/2030(d) 285,000 282,222
Mitsubishi UFJ Financial
Group, Inc. ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 0.92%),
4.85%, 4/21/2032(d) 227,000 226,613
National Australia Bank Ltd. ,
3.85%, 12/13/2028(c) 510,000 506,063
National Bank of Canada ,
(SOFR + 1.04%), 5.60%,
7/2/2027(d) 435,000 435,863
NatWest Markets plc ,
4.79%, 3/21/2028(a) 405,000 407,840
4.65%, 3/27/2029(a) 521,000 522,541
Norinchukin Bank (The) ,
4.68%, 3/10/2031(a) 345,000 342,329
PNC Bank NA ,
(SOFR + 0.73%), 4.43%,
7/21/2028(d) 695,000 695,334
Royal Bank of Canada ,
(United States SOFR
Compounded Index
+ 0.86%), 4.52%,
10/18/2028(d) 352,000 352,702
(SOFR + 0.89%), 4.50%,
8/6/2029(c)(d) 443,000 443,367
Societe Generale SA ,
5.25%, 2/19/2027(a) 608,000 612,447
Standard Chartered plc ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 0.95%),
4.53%, 6/5/2032(a)(c)(d) 520,000 509,003
Corporate Bonds
Principal
Amount ($) Value ($)
Banks
Svenska Handelsbanken AB ,
4.38%, 5/23/2028(a) 580,000 581,467
Swedbank AB ,
6.14%, 9/12/2026(a) 285,000 286,932
Toronto-Dominion Bank (The) ,
4.57%, 6/2/2028(c) 600,000 602,335
4.87%, 4/22/2033 289,000 287,380
Truist Bank ,
(SOFR + 0.77%), 4.42%,
7/24/2028(d) 435,000 434,639
US Bank NA ,
(SOFR + 0.69%), 4.51%,
10/22/2027(d) 495,000 495,445
Wells Fargo & Co. ,
(SOFR + 1.07%), 5.71%,
4/22/2028(d) 285,000 288,413
(SOFR + 0.74%), 4.18%,
1/23/2030(d) 429,000 425,206
(SOFR + 1.50%), 5.15%,
4/23/2031(c)(d) 338,000 343,820
Westpac New Zealand Ltd. ,
5.13%, 2/26/2027(a)(c) 505,000 508,988
20,177,110
Beverages 0 .2%
Bacardi-Martini BV ,
5.55%, 2/1/2030(a) 280,000 284,800
Broadline Retail 0 .6%
Amazon.com, Inc. ,
4.25%, 3/13/2031 370,000 366,379
eBay, Inc. ,
4.25%, 3/6/2029 120,000 119,497
Prosus NV ,
3.26%, 1/19/2027(a) 370,000 366,287
852,163
Capital Markets 6 .5%
Antares Holdings LP ,
3.75%, 7/15/2027(a) 390,000 379,839
Apollo Debt Solutions BDC ,
5.88%, 8/30/2030(c) 77,000 76,289
5.70%, 1/23/2031(a) 68,000 66,841
Ares Strategic Income Fund ,
5.70%, 3/15/2028 142,000 142,100
Bain Capital Specialty
Finance, Inc. ,
5.95%, 3/15/2030 90,000 88,222
5.95%, 3/1/2031 125,000 121,058
Bank of New York Mellon
Corp. (The) ,
(SOFR + 0.63%), 4.03%,
1/22/2030(c)(d) 638,000 631,350
Barings BDC, Inc. ,
5.20%, 9/15/2028 203,000 199,073
Blackstone Private Credit
Fund ,
5.95%, 5/15/2031 76,000 74,746
Blue Owl Capital Corp. II ,
8.45%, 11/15/2026 95,000 96,295
Blue Owl Credit Income Corp. ,
6.60%, 9/15/2029 5,000 5,015

52 - Statements of Investments - April 30, 2026 (Unaudited) - Nationwide Loomis Short Term Bond Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Capital Markets
Blue Owl Technology Finance
Corp. ,
6.75%, 4/4/2029(c) 165,000 165,368
Brookfield Asset Management
Ltd. ,
4.83%, 4/15/2031 230,000 228,071
Cantor Fitzgerald LP ,
7.20%, 12/12/2028(a)(c) 165,000 172,251
Carlyle Secured Lending, Inc. ,
5.75%, 2/15/2031 128,000 123,924
Deutsche Bank AG ,
(SOFR + 1.21%), 5.37%,
1/10/2029(d) 518,000 523,781
FS KKR Capital Corp. ,
6.13%, 1/15/2030 143,000 138,567
Goldman Sachs Bank USA ,
(SOFR + 0.75%), 5.41%,
5/21/2027(d) 308,000 308,157
Goldman Sachs Group, Inc.
(The) ,
(SOFR + 0.71%), 4.15%,
1/21/2029(d) 733,000 727,484
(SOFR + 1.34%), 5.09%,
4/20/2034(d) 290,000 289,317
Goldman Sachs Private Credit
Corp. ,
6.15%, 6/16/2031(a) 97,000 96,184
Golub Capital BDC, Inc. ,
2.50%, 8/24/2026 23,000 22,791
7.05%, 12/5/2028 188,000 193,380
Golub Capital Private Credit
Fund ,
5.45%, 8/15/2028(a) 35,000 34,705
Hercules Capital, Inc. ,
3.38%, 1/20/2027 95,000 93,747
5.35%, 2/10/2029 124,000 122,304
HPS Corporate Lending Fund ,
5.45%, 1/14/2028 86,000 85,753
5.65%, 4/2/2031(a)(c) 135,000 131,600
Jefferies Financial Group, Inc. ,
5.88%, 7/21/2028 106,000 108,300
5.13%, 4/28/2031 243,000 239,626
5.50%, 2/15/2036(c) 84,000 80,892
Lehman Brothers Holdings,
Inc. ,
5.63%, 1/24/2013(e) 500,000 50
Main Street Capital Corp. ,
3.00%, 7/14/2026 130,000 129,454
6.50%, 6/4/2027 20,000 20,227
Marex Group plc ,
5.83%, 5/8/2028 74,000 74,700
6.40%, 11/4/2029 133,000 137,043
Morgan Stanley ,
Series I, (SOFR + 0.91%),
4.13%, 10/18/2029(c)(d) 742,000 734,333
(SOFR + 0.80%), 4.24%,
1/9/2030(d) 732,000 724,535
(United States SOFR
Compounded Index
+ 1.18%), 4.81%,
4/16/2032(d) 380,000 379,070
Corporate Bonds
Principal
Amount ($) Value ($)
Capital Markets
MSD Investment Corp. ,
6.25%, 5/31/2030 45,000 44,524
6.13%, 2/5/2031(a) 32,000 31,217
New Mountain Finance Corp. ,
6.20%, 10/15/2027 40,000 40,064
North Haven Private Income
Fund LLC ,
5.13%, 9/25/2028(a) 82,000 79,938
Sixth Street Lending Partners ,
6.50%, 3/11/2029(c) 210,000 214,809
State Street Corp. ,
(SOFR + 0.91%), 4.56%,
4/23/2032(d) 345,000 343,338
UBS AG ,
(SOFR + 0.81%), 4.30%,
3/16/2029(d) 526,000 525,471
USAA Capital Corp. ,
4.38%, 6/1/2028(a)(c) 250,000 250,505
9,496,308
Chemicals 1 .1%
Eastman Chemical Co. ,
5.00%, 8/1/2029 120,000 121,245
4.50%, 2/20/2031 344,000 337,859
LYB International Finance III
LLC ,
5.13%, 1/15/2031 79,000 79,480
Methanex US Operations,
Inc. ,
6.25%, 3/15/2032(a) 173,000 178,025
Mosaic Co. (The) ,
4.35%, 1/15/2029 95,000 94,447
Orbia Advance Corp. SAB de
CV ,
6.80%, 5/13/2030(a)(c) 200,000 201,200
Sherwin-Williams Co. (The) ,
4.30%, 8/15/2028(c) 350,000 348,991
Syensqo Finance America
LLC ,
5.65%, 6/4/2029(a) 200,000 205,163
1,566,410
Commercial Services & Supplies 0 .4%
Element Fleet Management
Corp. ,
5.64%, 3/13/2027(a) 518,000 523,094
Construction & Engineering 0 .4%
WSP Global, Inc. ,
5.04%, 9/18/2031(a) 520,000 517,774
Consumer Finance 3 .1%
AerCap Ireland Capital DAC ,
4.88%, 4/1/2028 495,000 497,889
Ally Financial, Inc. ,
(United States SOFR
Compounded Index
+ 1.96%), 5.74%,
5/15/2029(c)(d) 112,000 113,705
American Express Co. ,
(SOFR + 0.81%), 4.35%,
7/20/2029(d) 231,000 230,559

Nationwide Loomis Short Term Bond Fund - April 30, 2026 (Unaudited) - Statements of Investments - 53
Corporate Bonds
Principal
Amount ($) Value ($)
Consumer Finance
American Express Co.,
(SOFR + 0.81%), 4.44%,
5/3/2030(d) 720,000 718,620
American Honda Finance
Corp. ,
4.15%, 1/8/2029(c) 499,000 493,213
Avolon Holdings Funding Ltd. ,
4.95%, 1/15/2028(a) 195,000 195,697
4.20%, 4/15/2029(a) 209,000 205,211
Capital One Financial Corp. ,
(SOFR + 2.44%), 7.15%,
10/29/2027(d) 100,000 101,267
(SOFR + 1.15%), 4.72%,
1/30/2032(c)(d) 216,000 213,437
Caterpillar Financial Services
Corp. ,
3.95%, 11/14/2028(c) 260,000 258,949
Gabx Leasing LLC ,
4.63%, 4/15/2031(a) 518,000 511,344
General Motors Financial Co.,
Inc. ,
5.05%, 4/4/2028 128,000 129,121
4.75%, 4/6/2029(c) 245,000 245,546
Macquarie Airfinance Holdings
Ltd. ,
5.20%, 3/27/2028(a) 143,000 143,594
OneMain Finance Corp. ,
6.63%, 5/15/2029 67,000 68,155
Stellantis Financial Services
US Corp. ,
4.95%, 9/15/2028(a) 200,000 199,294
Synchrony Financial ,
(SOFR + 1.68%), 5.45%,
3/6/2031(d) 90,000 90,245
(SOFR + 1.53%), 4.95%,
2/25/2032(d) 53,000 51,780
4,467,626
Consumer Staples Distribution & Retail 0 .3%
Albertsons Cos., Inc. ,
5.75%, 3/31/2034(a)(c) 219,000 213,200
Alimentation Couche-Tard,
Inc. ,
4.15%, 9/29/2028(a) 240,000 238,473
451,673
Containers & Packaging 0 .1%
Amcor Flexibles North
America, Inc. ,
4.80%, 3/17/2028 135,000 135,793
Diversified REITs 0 .0%
†
VICI Properties LP ,
4.75%, 4/1/2028(c) 75,000 75,110
Diversified Telecommunication Services 0 .3%
Core Scientific Finance I LLC ,
7.75%, 5/15/2031(a) 240,000 239,401
Sitios Latinoamerica SAB de
CV ,
6.00%, 11/25/2029(a) 200,000 204,308
443,709
Corporate Bonds
Principal
Amount ($) Value ($)
Electric Utilities 3 .7%
Alliant Energy Finance LLC ,
5.40%, 6/6/2027(a) 250,000 251,705
Capital Power US Holdings,
Inc. ,
5.26%, 6/1/2028(a) 45,000 45,316
Duke Energy Corp. ,
4.85%, 1/5/2027 295,000 296,362
Edison International ,
5.00%, 5/5/2028 93,000 93,033
Evergy, Inc. ,
4.25%, 3/15/2029 320,000 317,427
Georgia Power Co. ,
4.00%, 10/1/2028(c) 390,000 387,575
ITC Holdings Corp. ,
4.95%, 9/22/2027(a) 502,000 504,454
Jersey Central Power & Light
Co. ,
4.15%, 1/15/2029(a)(c) 510,000 505,810
NextEra Energy Capital
Holdings, Inc. ,
4.69%, 9/1/2027 255,000 256,118
4.85%, 2/4/2028(c) 502,000 506,199
Pacific Gas and Electric Co. ,
5.00%, 6/4/2028(c) 35,000 35,311
6.10%, 1/15/2029 105,000 108,508
PacifiCorp ,
4.25%, 3/15/2029 270,000 267,462
Pinnacle West Capital Corp. ,
4.90%, 5/15/2028 540,000 544,678
Public Service Co. of
Colorado ,
4.15%, 3/13/2029 137,000 136,254
Public Service Co. of New
Hampshire ,
4.40%, 7/1/2028(c) 315,000 315,585
Southern California Edison
Co. ,
5.15%, 6/1/2029 249,000 251,945
Vistra Operations Co. LLC ,
5.00%, 4/30/2031(a) 504,000 502,567
Xcel Energy, Inc. ,
4.75%, 3/21/2028 30,000 30,143
5,356,452
Electrical Equipment 0 .1%
Molex Electronic Technologies
LLC ,
4.75%, 4/30/2028(a)(c) 200,000 200,848
Electronic Equipment, Instruments & Components 0 .3%
Flex Ltd. ,
6.00%, 1/15/2028 180,000 183,974
Jabil, Inc. ,
4.20%, 2/1/2029 114,000 112,614
TD SYNNEX Corp. ,
4.30%, 1/17/2029(c) 112,000 110,789
407,377
Energy Equipment & Services 0 .4%
Helmerich & Payne, Inc. ,
4.85%, 12/1/2029 367,000 366,696

54 - Statements of Investments - April 30, 2026 (Unaudited) - Nationwide Loomis Short Term Bond Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Energy Equipment & Services
Kodiak Gas Services LLC ,
5.88%, 4/1/2031(a) 180,000 181,308
548,004
Entertainment 0 .2%
Discovery Global Holdings,
Inc. ,
3.76%, 3/15/2027(c) 136,000 134,853
Take-Two Interactive
Software, Inc. ,
5.40%, 6/12/2029(c) 113,000 115,269
250,122
Financial Services 3 .1%
Atlas Warehouse Lending Co.
LP ,
6.05%, 1/15/2028(a) 500,000 507,348
Enact Holdings, Inc. ,
6.25%, 5/28/2029 280,000 289,286
Equitable America Global
Funding ,
4.65%, 6/9/2028(a) 525,000 525,388
Essent Group Ltd. ,
6.25%, 7/1/2029 135,000 139,662
Fidelity National Information
Services, Inc. ,
4.55%, 3/10/2029 517,000 514,981
Global Payments, Inc. ,
4.50%, 11/15/2028 534,000 529,807
Lseg US Fin Corp. ,
4.25%, 3/23/2029(a) 735,000 729,238
National Rural Utilities
Cooperative Finance Corp. ,
Series D, 4.05%,
2/9/2029(c) 495,000 491,407
4.40%, 5/11/2029 117,000 117,074
Nationwide Building Society ,
(SOFR + 1.91%), 6.56%,
10/18/2027(a)(d) 375,000 378,752
Rocket Cos., Inc. ,
6.50%, 8/1/2029(a) 73,000 74,364
Western Union Co. (The) ,
4.75%, 6/15/2029 148,000 147,021
4,444,328
Food Products 0 .6%
Campbell's Co. (The) ,
4.55%, 3/21/2031 221,000 214,483
Conagra Brands, Inc. ,
5.30%, 10/1/2026 330,000 331,134
General Mills, Inc. ,
4.70%, 1/30/2027 155,000 155,608
McCormick & Co., Inc. ,
4.15%, 2/15/2029 210,000 208,154
909,379
Ground Transportation 1 .1%
Canadian Pacific Railway Co. ,
4.00%, 3/15/2029 162,000 160,176
ERAC USA Finance LLC ,
4.70%, 4/30/2031(a) 725,000 723,371
Corporate Bonds
Principal
Amount ($) Value ($)
Ground Transportation
Fedex Freight Holding Co.,
Inc. ,
4.30%, 3/15/2029(a) 735,000 726,145
1,609,692
Health Care Equipment & Supplies 0 .6%
Baxter International, Inc. ,
4.90%, 12/15/2030(c) 365,000 361,230
GE HealthCare Technologies,
Inc. ,
4.15%, 12/15/2028 37,000 36,760
Smith & Nephew plc ,
5.15%, 3/20/2027 443,000 445,498
Solventum Corp. ,
5.45%, 2/25/2027 89,000 89,602
933,090
Health Care Providers & Services 1 .5%
Cencora, Inc. ,
4.25%, 11/15/2030(c) 740,000 727,405
Elevance Health, Inc. ,
4.00%, 9/15/2028 338,000 335,148
Molina Healthcare, Inc. ,
6.50%, 2/15/2031(a) 285,000 289,973
UnitedHealth Group, Inc. ,
4.40%, 6/15/2028(c) 780,000 782,530
Universal Health Services,
Inc. ,
4.63%, 10/15/2029 105,000 104,256
2,239,312
Health Care Technology 0 .1%
IQVIA, Inc. ,
6.25%, 2/1/2029(c) 202,000 209,532
Hotel & Resort REITs 0 .1%
Host Hotels & Resorts LP ,
4.25%, 12/15/2028 128,000 126,756
Hotels, Restaurants & Leisure 1 .4%
Carnival Corp. ,
5.75%, 3/15/2030(a)(c) 354,000 359,134
Darden Restaurants, Inc. ,
4.35%, 10/15/2027 367,000 366,447
Hyatt Hotels Corp. ,
5.75%, 1/30/2027 105,000 105,923
5.25%, 6/30/2029(c) 188,000 190,946
Las Vegas Sands Corp. ,
5.63%, 6/15/2028(c) 248,000 251,632
Marriott International, Inc. ,
4.20%, 7/15/2027(c) 758,000 756,517
2,030,599
Industrial REITs 0 .2%
Prologis Targeted US Logistics
Fund LP ,
4.63%, 3/15/2033(a) 315,000 306,263
Insurance 5 .3%
American National Global
Funding ,
4.63%, 12/15/2028(a) 99,000 98,350
5.25%, 6/3/2030(a) 338,000 338,342

Nationwide Loomis Short Term Bond Fund - April 30, 2026 (Unaudited) - Statements of Investments - 55
Corporate Bonds
Principal
Amount ($) Value ($)
Insurance
Athene Global Funding ,
4.83%, 5/9/2028(a) 388,000 387,038
Brighthouse Financial Global
Funding ,
5.55%, 4/9/2027(a) 195,000 196,026
Brown & Brown, Inc. ,
4.70%, 6/23/2028(c) 225,000 225,674
CNO Global Funding ,
5.88%, 6/4/2027(a)(c) 135,000 136,731
4.38%, 9/8/2028(a) 240,000 237,849
Corebridge Global Funding ,
4.25%, 8/21/2028(a) 505,000 502,001
F&G Global Funding ,
4.65%, 9/8/2028(a) 75,000 74,040
4.50%, 1/9/2029(a) 338,000 331,415
Fortitude Global Funding ,
4.63%, 10/6/2028(a) 157,000 155,475
GA Global Funding Trust ,
4.40%, 9/23/2027(a)(c) 350,000 348,055
Jackson National Life Global
Funding ,
4.70%, 6/5/2028(a) 365,000 364,570
Lincoln Financial Global
Funding ,
4.63%, 5/28/2028(a) 277,000 277,271
4.20%, 1/12/2029(a) 90,000 88,989
MassMutual Global Funding II ,
4.00%, 1/22/2029(a) 288,000 284,901
Met Tower Global Funding ,
4.00%, 1/14/2029(a)(c) 506,000 500,168
Mutual of Omaha Cos. Global
Funding ,
5.35%, 4/9/2027(a) 325,000 328,518
New York Life Global Funding ,
4.15%, 7/25/2028(a)(c) 383,000 381,755
4.05%, 2/2/2029(a) 132,000 131,052
Northwestern Mutual Global
Funding ,
4.13%, 8/25/2028(a) 505,000 503,518
Panther Escrow Issuer LLC ,
7.13%, 6/1/2031(a) 175,000 175,819
Principal Life Global Funding
II ,
4.80%, 1/9/2028(a) 517,000 519,746
Sammons Financial Group
Global Funding ,
5.05%, 1/10/2028(a) 247,000 248,481
SBL Holdings, Inc. ,
5.90%, 9/26/2028(a)(c) 226,000 216,284
SiriusPoint Ltd. ,
7.00%, 4/5/2029 203,000 212,675
Western-Southern Global
Funding ,
4.50%, 7/16/2028(a) 366,000 365,641
7,630,384
Interactive Media & Services 0 .6%
Meta Platforms, Inc. ,
4.20%, 11/15/2030 366,000 361,722
4.55%, 5/15/2031 504,000 503,884
865,606
Corporate Bonds
Principal
Amount ($) Value ($)
IT Services 0 .5%
CGI, Inc. ,
4.95%, 3/14/2030(c) 200,000 200,462
Gartner, Inc. ,
4.95%, 3/20/2031(c) 542,000 527,640
728,102
Leisure Products 0 .1%
Hasbro, Inc. ,
4.65%, 3/12/2031(c) 100,000 99,190
Polaris, Inc. ,
5.60%, 3/1/2031 102,000 101,763
200,953
Life Sciences Tools & Services 0 .1%
Illumina, Inc. ,
4.65%, 9/9/2026 210,000 210,123
Machinery 0 .3%
CNH Industrial Capital LLC ,
4.50%, 10/8/2027 345,000 345,258
4.75%, 3/21/2028 165,000 165,804
511,062
Media 0 .2%
Charter Communications
Operating LLC ,
6.10%, 6/1/2029(c) 165,000 170,419
Omnicom Group, Inc. ,
5.00%, 6/2/2033(c) 143,000 140,297
310,716
Metals & Mining 0 .1%
Mineral Resources Ltd. ,
9.25%, 10/1/2028(a) 119,000 123,509
Multi-Utilities 1 .1%
Ameren Corp. ,
5.70%, 12/1/2026 280,000 282,073
Dominion Energy, Inc. ,
4.60%, 5/15/2028 398,000 399,321
DTE Energy Co. ,
4.95%, 7/1/2027 308,000 309,901
WEC Energy Group, Inc. ,
5.60%, 9/12/2026(c) 113,000 113,446
4.75%, 1/15/2028 497,000 499,771
1,604,512
Office REITs 0 .1%
Cousins Properties LP ,
4.88%, 3/1/2033 125,000 120,968
Oil, Gas & Consumable Fuels 1 .3%
Crescent Energy Finance
LLC ,
7.63%, 4/1/2032(a) 105,000 108,116
8.38%, 1/15/2034(a)(c) 97,000 102,585
CVR Energy, Inc. ,
7.50%, 2/15/2031(a) 158,000 160,010
Enbridge, Inc. ,
4.60%, 6/20/2028 250,000 250,730
Hess Midstream Operations
LP ,
5.88%, 3/1/2028(a) 435,000 439,275

56 - Statements of Investments - April 30, 2026 (Unaudited) - Nationwide Loomis Short Term Bond Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Oil, Gas & Consumable Fuels
Kinetik Holdings LP ,
6.63%, 12/15/2028(a) 390,000 397,836
SM Energy Co. ,
6.63%, 4/15/2034(a)(c) 210,000 212,903
Targa Resources Corp. ,
4.35%, 1/15/2029(c) 150,000 149,279
1,820,734
Paper & Forest Products 0 .7%
Georgia-Pacific LLC ,
4.40%, 6/30/2028(a)(c) 323,000 323,304
4.60%, 5/15/2031(a) 661,000 660,129
983,433
Passenger Airlines 0 .3%
Southwest Airlines Co. ,
4.38%, 11/15/2028 85,000 84,379
United Airlines Holdings, Inc. ,
4.88%, 3/1/2029 340,000 334,921
419,300
Pharmaceuticals 0 .6%
EMD Finance LLC ,
4.13%, 8/15/2028(a) 533,000 529,766
Sanofi SA ,
3.80%, 11/3/2028 355,000 352,755
882,521
Professional Services 0 .1%
Jacobs Solutions, Inc. ,
4.75%, 3/3/2031(c) 200,000 197,927
Residential REITs 0 .1%
Camden Property Trust ,
4.90%, 2/28/2036(c) 103,000 100,118
Retail REITs 0 .1%
Realty Income Corp. ,
4.75%, 4/15/2033 167,000 164,916
Semiconductors & Semiconductor Equipment 0 .5%
Microchip Technology, Inc. ,
4.90%, 3/15/2028 510,000 512,936
NXP BV ,
4.30%, 8/19/2028 158,000 157,558
670,494
Software 0 .8%
Oracle Corp. ,
4.45%, 9/26/2030(c) 208,000 200,618
4.95%, 2/4/2031(c) 536,000 524,307
Roper Technologies, Inc. ,
4.25%, 9/15/2028 120,000 119,118
Salesforce, Inc. ,
4.90%, 9/15/2031 257,000 256,245
1,100,288
Specialized REITs 0 .1%
Extra Space Storage LP ,
5.70%, 4/1/2028 127,000 129,585
Corporate Bonds
Principal
Amount ($) Value ($)
Specialty Retail 0 .1%
AutoNation, Inc. ,
4.45%, 1/15/2029 146,000 144,805
Technology Hardware, Storage & Peripherals 0 .7%
Dell International LLC ,
4.75%, 4/1/2028 473,000 475,806
Hewlett Packard Enterprise
Co. ,
4.15%, 9/15/2028(c) 49,000 48,571
4.55%, 10/15/2029 352,000 350,748
5.25%, 4/1/2033 197,000 197,633
1,072,758
Textiles, Apparel & Luxury Goods 0 .2%
PVH Corp. ,
5.50%, 6/13/2030 227,000 230,206
Trading Companies & Distributors 1 .0%
Aircastle Ltd. ,
2.85%, 1/26/2028(a) 315,000 305,512
Aviation Capital Group LLC ,
4.25%, 4/30/2029(a) 86,000 84,783
GATX Corp. ,
5.40%, 3/15/2027 240,000 241,850
Sumisho Air Lease Corp. ,
4.50%, 3/24/2029(a) 436,000 433,348
TTX Co. ,
5.50%, 9/25/2026(a)(c) 435,000 436,676
1,502,169
Water Utilities 0 .2%
Essential Utilities, Inc. ,
4.80%, 8/15/2027 300,000 301,099
Wireless Telecommunication Services 0 .3%
Vmed O2 UK Financing I plc ,
6.75%, 1/15/2033(a) 550,000 502,748
Total Corporate Bonds
(cost $84,481,596)
83,823,349
Mortgage-Backed Securities 0 .1%
FHLMC Gold Pool
Pool# J19197
3.00%, 5/1/2027 11,999 11,928
Pool# C00748
6.00%, 4/1/2029 1,358 1,387
Pool# C01418
5.50%, 10/1/2032 14,331 14,777
Pool# G01740
5.50%, 12/1/2034 9,448 9,651
Pool# G04342
6.00%, 4/1/2038 13,260 13,915
FHLMC Non Gold Pool
Pool# 972136
5.89%, 1/1/2034(b) 11,906 12,193
Pool# 848191
6.08%, 12/1/2034(b) 48,489 49,496
FNMA Pool# 815323 ,
5.75%, 1/1/2035 (b) 14,011
14,538

Nationwide Loomis Short Term Bond Fund - April 30, 2026 (Unaudited) - Statements of Investments - 57
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA UMBS Pool
Pool# AB4998
3.00%, 4/1/2027 19,415 19,297
Pool# 190307
8.00%, 6/1/2030 124 128
Pool# 253516
8.00%, 11/1/2030 74 77
Pool# 725773
5.50%, 9/1/2034 21,319 21,708
Pool# 811773
5.50%, 1/1/2035 22,959 23,676
GNMA Pool# 5080 ,
4.00%, 6/20/2026 213
213
Total Mortgage-Backed Securities
(cost $192,289)
192,984
Municipal Bond 0 .1%
Massachusetts 0 .1%
Massachusetts Educational
Financing Authority, RB,
Series A, 3.85%, 5/25/2033 72,784 72,304
Total Municipal Bond
(cost $72,403)
72,304
U.S. Treasury Obligations 21 .7%
U.S. Treasury Notes
3.63%, 8/31/2027 5,635,700 5,619,189
3.38%, 12/31/2027 (c) 10,982,000 10,892,343
3.38%, 2/29/2028 (c) 15,121,000 14,988,691
Total U.S. Treasury Obligations
(cost $31,610,364)
31,500,223
Short-Term Investments 0 .7%
Shares
Money Market Funds 0 .7%
Invesco Government
& Agency Portfolio,
Institutional Shares,3.58%(f)
(g) 600,000 600,000
Morgan Stanley Institutional
Liquidity Fund - Government
Portfolio, Institutional
Shares,3.57%(f)(g) 400,000 400,000
Total Short-Term Investments
(cost $1,000,000)
1,000,000
Repurchase Agreements 12 .4%
Principal
Amount ($) Value ($)
CF Secured, LLC
3.61%, dated 4/30/2026,
due 5/1/2026, repurchase
price $9,036,338,
collateralized by U.S.
Government Treasury
Securities, ranging from
0.00% - 6.13%, maturing
5/15/2026 - 2/15/2056;
total market value
$9,217,064. (g)(h) 9,035,432 9,035,432
Marex Capital Markets, Inc.
3.69%, dated 4/30/2026,
due 5/1/2026, repurchase
price $6,000,615,
collateralized by U.S.
Government Treasury
Securities, ranging from
0.00% - 4.75%, maturing
6/11/2026 - 2/15/2056;
total market value
$6,120,629. (g)(h) 6,000,000 6,000,000
Santander US Capital
Markets
3.64%, dated 4/30/2026,
due 5/1/2026, repurchase
price $1,000,101,
collateralized by U.S.
Government Treasury
Securities, ranging from
1.63% - 6.25%, maturing
11/30/2026 - 2/15/2054;
total market value
$1,020,103. (g)(h) 1,000,000 1,000,000
Santander US Capital
Markets
3.65%, dated 4/30/2026,
due 5/1/2026, repurchase
price $2,000,203,
collateralized by U.S.
Government Agency
and Treasury Securities,
ranging from 0.01%
- 5.00%, maturing
4/30/2027 - 7/25/2054;
total market value
$2,040,207. (g)(h) 2,000,000 2,000,000
Total Repurchase Agreements
(cost $18,035,432)
18,035,432
Total Investments
(cost $163,057,426) — 111.6%
162,086,738
Liabilities in excess of other
assets — (11.6)% (16,899,539)
NET ASSETS — 100.0%
$ 145,187,199

58 - Statements of Investments - April 30, 2026 (Unaudited) - Nationwide Loomis Short Term Bond Fund
† Amount rounds to less than 0.1%.
(a) Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board
of Trustees. The liquidity determination is unaudited. The
aggregate value of these securities as of April 30, 2026 was
$51,377,695 which represents 35.39% of net assets.
(b) Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest
rates and prepayments on the underlying pool of assets.  See
Note 6 for further information. The interest rate shown was
the current rate as of April 30, 2026.
(c) The security or a portion of this security is on loan as of
April 30, 2026. The total value of securities on loan as of
April 30, 2026 was $36,932,691, which was collateralized by
cash used to purchase money market funds and repurchase
agreements with a value of $1,000,000 and $18,035,432,
respectively, and by $18,949,977 of collateral in the form
of  U.S. Government Treasury Securities, interest rates
ranging from 0.00% - 6.25%, and maturity dates ranging from
5/15/2026 - 2/15/2056, a total value of $37,985,409.
(d) Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate as
of April 30, 2026.
(e) Security in default.
(f) Represents 7-day effective yield as of April 30, 2026.
(g) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of April 30, 2026 was $19,035,432.
(h) Please refer to Note 2 for additional information on the joint repurchase agreement.
FHLMC Federal Home Loan Mortgage Corp.
FNMA Federal National Mortgage Association
GNMA Government National Mortgage Association
RB Revenue Bond
REIT Real Estate Investment Trust
REMICS Real Estate Mortgage Investment Conduits
SOFR Secured Overnight Financing Rate
UMBS Uniform Mortgage-Backed Securities

Nationwide Loomis Short Term Bond Fund - April 30, 2026 (Unaudited) - Statements of Investments - 59
Futures contracts outstanding as of April 30, 2026:
Description
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount ($)
Value and
Unrealized
Appreciation
(Depreciation) ($)
Short Contracts
U.S. Treasury 10 Year Note (42) 6/2026 USD (4,644,938) 82,570
Net contracts 82,570
Currency:
USD United States Dollar
The accompanying notes are an integral part of these financial statements.

60 - Statements of Assets and Liabilities - April 30, 2026 (Unaudited) - Fixed lncome Funds
The accompanying notes are an integral part of these financial statements.
Nationwide
Government Money
Market Fund
Assets:
Investment securities, at value
*
$ 327,937,359
Repurchase agreements, at value 284,000,000
Cash 1,096,203
Deposits with broker for futures contracts —
Foreign currencies, at value —
Interest and dividends receivable 799,132
Security lending income receivable —
Receivable for investments sold —
Receivable for capital shares issued 74,699
Receivable for variation margin on futures contracts —
Receivable for reimbursement from investment adviser (Note 3) —
Prepaid expenses 16,208
Total Assets 613,923,601
Liabilities:
Payable for investments purchased 3,964,102
Distributions payable 2,589
Payable for capital shares redeemed 23,297
Payable for variation margin on futures contracts —
Payable upon return of securities loaned (Note 2) —
Accrued expenses and other payables:
Investment advisory fees 135,964
Fund administration fees 23,651
Distribution fees 175
Administrative servicing fees 112,582
Accounting and transfer agent fees 191,862
Trustee fees 1,863
Custodian fees 1,916
Compliance program costs (Note 3) 14
Professional fees 12,434
Printing fees 35,159
Other 15
Total Liabilities 4,505,623
Commitments and contingencies (Note 3) —
Net Assets $ 609,417,978
* Includes value of securities on loan (Note 2) —
Cost of investment securities 327,937,359
Cost of repurchase agreements 284,000,000
Cost of foreign currencies —
Represented by:
Capital $ 609,426,527
Total distributable earnings (loss) (8,549)
Net Assets $ 609,417,978

Fixed lncome Funds - April 30, 2026 (Unaudited) - Statements of Assets and Liabilities - 61
Nationwide
Inflation-Protected
Securities Fund
Nationwide Invesco
Core Plus Bond
Fund
Nationwide Loomis
Core Bond Fund
Nationwide Loomis
Short Term Bond
Fund
$ 150,013,117 $ 139,809,332 $ 889,822,064 $ 144,051,306
— 3,874,948 18,336,173 18,035,432
1,852,128 105,730 15,236,606 1,825,243
— 2,733 1,445,000 332,293
— 158,900 — —
492,911 714,474 7,730,410 1,188,086
15 1,336 4,168 3,059
— 2,325,204 11,144,883 1,827,665
752 34,824 5,564,265 251,652
— — 21,234 —
12,174 19,272 76,570 6,341
24,764 10,223 29,127 22,409
152,395,861 147,056,976 949,410,500 167,543,486
— 23,181,126 21,195,414 3,188,043
— — 3,872 1,497
72,809 28,431 72,934 20,294
— 6,702 — 15,543
— 4,074,948 19,136,173 19,035,432
31,326 44,682 292,454 39,296
12,561 14,144 39,616 11,691
2,488 1,849 2,662 3,310
1,465 7,424 213,895 1,603
3,403 1,953 13,200 4,745
484 415 2,672 382
1,375 13,020 6,298 1,083
1 2 36 —
19,741 21,437 28,494 19,822
10,302 17,026 6,118 11,876
50 9,134 66 1,670
156,005 27,422,293 41,013,904 22,356,287
— — — —
$ 152,239,856 $ 119,634,683 $ 908,396,596 $ 145,187,199
337,618 8,602,868 26,176,095 36,932,691
157,346,375 140,101,248 913,969,870 145,021,994
— 3,874,948 18,336,173 18,035,432
— 155,650 — —
$ 178,423,255 $ 205,280,325 $ 1,047,310,651 $ 154,510,907
(26,183,399) (85,645,642) (138,914,055) (9,323,708)
$ 152,239,856 $ 119,634,683 $ 908,396,596 $ 145,187,199

62 - Statements of Assets and Liabilities - April 30, 2026 (Unaudited) - Fixed lncome Funds
The accompanying notes are an integral part of these financial statements.
Nationwide
Government Money
Market Fund
Net Assets:
Class A Shares $ —
Class R6 Shares 210,838,462
Eagle Class Shares —
Institutional Service Class Shares —
Investor Shares 397,183,426
Service Class Shares 1,396,090
Total $ 609,417,978
Shares Outstanding (unlimited number of shares authorized):
Class A Shares —
Class R6 Shares 210,844,012
Eagle Class Shares —
Institutional Service Class Shares —
Investor Shares 397,190,380
Service Class Shares 1,396,134
Total 609,430,526
Net asset value and redemption price per share (Net assets by class divided by shares outstanding by class, respectively):
Class A Shares $ —
Class R6 Shares $ 1 .00
Eagle Class Shares $ —
Institutional Service Class Shares $ —
Investor Shares $ 1 .00
Service Class Shares $ 1 .00
Maximum offering price per share (100%/(100%-maximum sales charge) of net asset value adjusted to the nearest cent):
Class A Shares $ —
Maximum Sales Charge:
Class A Shares – %
(a) For Class A Shares that were purchased without a sales charge because such purchase exceeded $500,000, a contingent deferred sales charge of 0.75% may apply to any redemption of such shares within 18 months of their purchase.
(b) For Class A Shares that were purchased without a sales charge because such purchase exceeded $1,000,000, a contingent deferred sales charge of 0.75% may apply to any redemption of such shares within 18 months of their purchase.
(c) For Class A Shares that were purchased without a sales charge because such purchase exceeded $250,000, a contingent deferred sales charge of 0.50% may apply to any redemption of such shares within 18 months of their purchase.

Fixed lncome Funds - April 30, 2026 (Unaudited) - Statements of Assets and Liabilities - 63
Nationwide
Inflation-Protected
Securities Fund
Nationwide Invesco
Core Plus Bond
Fund
Nationwide Loomis
Core Bond Fund
Nationwide Loomis
Short Term Bond
Fund
$ 11,927,200 $ 8,925,744 $ 12,830,944 $ 16,363,933
125,022,777 101,842,347 571,213,608 118,115,111
— — 19,401,381 —
15,289,879 8,866,592 304,950,663 10,708,155
— — — —
— — — —
$ 152,239,856 $ 119,634,683 $ 908,396,596 $ 145,187,199
1,320,763 984,011 1,386,133 1,639,434
13,713,254 11,160,977 60,494,896 11,810,204
— — 2,054,925 —
1,679,125 974,483 32,294,281 1,070,991
— — — —
— — — —
16,713,142 13,119,471 96,230,235 14,520,629
$ 9 .03 (a) $ 9 .07 (b) $ 9 .26 (c) $ 9 .98 (c)
$ 9 .12 $ 9 .12 $ 9 .44 $ 10 .00
$ — $ — $ 9 .44 $ —
$ 9 .11 $ 9 .10 $ 9 .44 $ 10 .00
$ — $ — $ — $ —
$ — $ — $ — $ —
$ 9 .24 $ 9 .47 $ 9 .47 $ 10 .21
2 .25% 4 .25% 2 .25% 2 .25%

64 - Statements of Operations - For the Six Months Ended April 30, 2026 (Unaudited) - Fixed Income Funds
The accompanying notes are an integral part of these financial statements.
Nationwide
Government Money
Market Fund
INVESTMENT INCOME:
Interest income $ 11,331,570
Income from securities lending (net of fees) (Note 2) —
Dividend income —
Total Income 11,331,570
EXPENSES:
Investment advisory fees 892,090
Fund administration fees 101,265
Distribution fees Class A —
Distribution fees Service Class 1,020
Administrative servicing fees Class A —
Administrative servicing fees Eagle Class —
Administrative servicing fees Institutional Service Class —
Administrative servicing fees Investor 193,135
Administrative servicing fees Service Class 1,020
Registration and filing fees 25,228
Professional fees 20,455
Printing fees 10,210
Trustee fees 10,827
Custodian fees 5,301
Accounting and transfer agent fees 254,698
Compliance program costs (Note 3) 1,224
Other 6,747
Total expenses before fees waived and expenses reimbursed 1,523,220
Investment advisory fees waived (Note 3) (80,286)
Administrative servicing fees waived - Class A (Note 3) —
Expenses reimbursed by adviser (Note 3) —
Net Expenses 1,442,934
NET INVESTMENT INCOME 9,888,636
REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gains (losses) from:
Transactions in investment securities —
Expiration or closing of futures contracts (Note 2) —
Foreign currency transactions (Note 2) —
TBA Sale Commitments (Note 2) —
Net realized gains (losses) —
Net change in unrealized appreciation/depreciation in the value of:
Investment securities —
Futures contracts (Note 2) —
Translation of assets and liabilities denominated in foreign currencies (Note 2) —
Net change in unrealized appreciation/depreciation —
Net realized/unrealized gains (losses) —
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS $ 9,888,636

Fixed Income Funds - For the Six Months Ended April 30, 2026 (Unaudited) - Statements of Operations - 65
Nationwide Inflation-
Protected Securities Fund
Nationwide Invesco Core
Plus Bond Fund
Nationwide Loomis Core
Bond Fund
Nationwide Loomis Short
Term Bond Fund
$ 2,619,974 $ 3,086,890 $ 21,411,396 $ 2,909,433
446 11,245 44,456 15,293
— 2,184 — —
2,620,420 3,100,319 21,455,852 2,924,726
192,216 277,114 1,786,217 223,447
45,975 39,895 134,064 42,111
14,463 11,369 17,076 20,566
— — — —
12,457 5,002 5,464 8,226
— — 7,530 —
12,622 3,262 381,195 5,084
— — — —
— — — —
20,048 25,886 42,414 20,668
22,789 23,246 33,494 22,612
5,235 6,162 6,552 3,361
2,824 2,219 16,454 2,271
2,552 — 13,279 1,646
5,819 20,354 25,304 10,841
324 262 1,962 251
3,168 3,592 10,242 2,824
340,492 418,363 2,481,247 363,908
— — — (12,768)
— — (419) —
(70,155) (109,339) (473,627) (42,661)
270,337 309,024 2,007,201 308,479
2,350,083 2,791,295 19,448,651 2,616,247
63,418 (17,707) (264,469) (2,605)
(201,972) (2,927) 885,321 25,809
(1,048,358) (1,160) — —
— — (1,635) —
(1,186,912) (21,794) 619,217 23,204
254,184 (1,431,074) (13,994,286) (939,886)
(8,500) (544,000) (1,781,850) 79,858
— 3,874 — —
245,684 (1,971,200) (15,776,136) (860,028)
(941,228) (1,992,994) (15,156,919) (836,824)
$ 1,408,855 $ 798,301 $ 4,291,732 $ 1,779,423

The accompanying notes are an integral part of these financial statements.
66 - Statements of Changes in Net Assets - April 30, 2026 (Unaudited) - Fixed Income Funds
Nationwide Government Money Market Fund
Six Months Ended
April 30, 2026
(Unaudited)
Year Ended
October 31, 2025
OPERATIONS:
Net investment income $ 9,888,636 $ 23,786,298
Net realized gains (losses) — 490
Net change in unrealized appreciation/depreciation — —
Change in net assets resulting from operations 9,888,636 23,786,788
Distributions to Shareholders From:
Distributable earnings:
Class A — —
Class R6 (3,514,975) (8,262,756)
Institutional Service Class — —
Investor (6,358,634) (15,472,724)
Service Class (21,025) (50,818)
Change in net assets from shareholder distributions (9,894,634) (23,786,298)
Change in net assets from capital transactions 2,936,399 (9,499,306)
Change in net assets 2,930,401 (9,498,816)
Net Assets:
Beginning of period 606,487,577 615,986,393
End of period $ 609,417,978 $ 606,487,577
CAPITAL TRANSACTIONS:
Class A Shares
Proceeds from shares issued $ — $ —
Dividends reinvested — —
Cost of shares redeemed — —
Total Class A Shares — —
Class R6 Shares
Proceeds from shares issued 43,786,014 105,662,856
Dividends reinvested 3,514,633 8,262,426
Cost of shares redeemed (51,951,946) (114,279,075)
Total Class R6 Shares (4,651,299) (353,793)
Institutional Service Class Shares
Proceeds from shares issued — —
Dividends reinvested — —
Cost of shares redeemed — —
Total Institutional Service Class Shares — —
Investor Shares
Proceeds from shares issued 56,226,948 126,801,135
Dividends reinvested 6,339,146 15,420,147
Cost of shares redeemed (55,008,242) (151,531,946)
Total Investor Shares 7,557,852 (9,310,664)
Service Class Shares
Proceeds from shares issued 151,340 1,326,760
Dividends reinvested 21,025 50,818
Cost of shares redeemed (142,519) (1,212,427)
Total Service Class Shares 29,846 165,151
Change in net assets from capital transactions $ 2,936,399 $ (9,499,306)

Fixed Income Funds - April 30, 2026 (Unaudited) - Statements of Changes in Net Assets - 67
Nationwide Inflation-Protected Securities
Fund Nationwide Invesco Core Plus Bond Fund
Six Months Ended
April 30, 2026
(Unaudited)
Year Ended
October 31, 2025
Six Months Ended
April 30, 2026
(Unaudited)
Year Ended
October 31, 2025
$ 2,350,083 $ 6,550,904 $ 2,791,295 $ 4,263,794
(1,186,912) (979,173) (21,794) (13,993,396)
245,684 3,361,011 (1,971,200) 18,932,209
1,408,855 8,932,742 798,301 9,202,607
(125,232) (372,045) (391,704) (53,842)
(1,643,151) (5,190,711) (4,387,297) (1,691,949)
(194,556) (613,816) (391,885) (32,075)
— — — —
— — — —
(1,962,939) (6,176,572) (5,170,886) (1,777,866)
(6,155,433) (11,552,224) (18,071,257) (216,200,299)
(6,709,517) (8,796,054) (22,443,842) (208,775,558)
158,949,373 167,745,427 142,078,525 350,854,083
$ 152,239,856 $ 158,949,373 $ 119,634,683 $ 142,078,525
$ 1,471,663 $ 3,859,321 $ 84,168 $ 377,455
124,015 368,102 380,143 51,927
(889,832) (2,001,418) (501,259) (1,562,745)
705,846 2,226,005 (36,948) (1,133,363)
2,539,454 17,535,841 5,580,899 128,940,434
1,643,151 5,190,711 4,387,292 1,490,451
(9,710,371) (35,852,158) (28,573,148) (348,262,852)
(5,527,766) (13,125,606) (18,604,957) (217,831,967)
901,355 3,215,093 1,759,364 6,179,749
190,480 599,832 390,526 31,697
(2,425,348) (4,467,548) (1,579,242) (3,446,415)
(1,333,513) (652,623) 570,648 2,765,031
— — — —
— — — —
— — — —
— — — —
— — — —
— — — —
— — — —
— — — —
$ (6,155,433) $ (11,552,224) $ (18,071,257) $ (216,200,299)

The accompanying notes are an integral part of these financial statements.
68 - Statements of Changes in Net Assets - April 30, 2026 (Unaudited) - Fixed Income Funds
Nationwide Government Money Market Fund
Six Months Ended
April 30, 2026
(Unaudited)
Year Ended
October 31, 2025
SHARE TRANSACTIONS:
Class A Shares
Issued — —
Reinvested — —
Redeemed — —
Total Class A Shares — —
Class R6 Shares
Issued 43,786,016 105,662,856
Reinvested 3,514,633 8,262,426
Redeemed (51,951,946) (114,279,076)
Total Class R6 Shares (4,651,297) (353,794)
Institutional Service Class Shares
Issued — —
Reinvested — —
Redeemed — —
Total Institutional Service Class Shares — —
Investor Shares
Issued 56,226,948 126,801,135
Reinvested 6,339,146 15,420,147
Redeemed (55,008,242) (151,531,947)
Total Investor Shares 7,557,852 (9,310,665)
Service Class Shares
Issued 151,340 1,326,759
Reinvested 21,025 50,819
Redeemed (142,519) (1,212,426)
Total Service Class Shares 29,846 165,152
Total change in shares 2,936,401 (9,499,307)

Fixed Income Funds - April 30, 2026 (Unaudited) - Statements of Changes in Net Assets - 69
Nationwide Inflation-Protected Securities
Fund Nationwide Invesco Core Plus Bond Fund
Six Months Ended
April 30, 2026
(Unaudited)
Year Ended
October 31, 2025
Six Months Ended
April 30, 2026
(Unaudited)
Year Ended
October 31, 2025
162,567 429,706 9,112 40,443
13,795 41,238 41,652 5,783
(98,779) (223,583) (54,568) (173,693)
77,583 247,361 (3,804) (127,467)
278,926 1,944,018 598,977 14,120,879
181,090 577,189 477,832 165,618
(1,067,266) (3,973,986) (3,044,653) (38,648,007)
(607,250) (1,452,779) (1,967,844) (24,361,510)
99,032 356,091 189,115 675,769
21,018 66,693 42,658 3,530
(267,297) (495,358) (170,957) (375,634)
(147,247) (72,574) 60,816 303,665
— — — —
— — — —
— — — —
— — — —
— — — —
— — — —
— — — —
— — — —
(676,914) (1,277,992) (1,910,832) (24,185,312)

The accompanying notes are an integral part of these financial statements.
70 - Statements of Changes in Net Assets - April 30, 2026 (Unaudited) - Fixed Income Funds
Nationwide Loomis Core Bond Fund
Six Months Ended
April 30, 2026
(Unaudited)
Year Ended
October 31, 2025
OPERATIONS:
Net investment income $ 19,448,651 $ 34,112,072
Net realized gains (losses) 619,217 (5,946,023)
Net change in unrealized appreciation/depreciation (15,776,136) 22,028,521
Change in net assets resulting from operations 4,291,732 50,194,570
Distributions to Shareholders From:
Distributable earnings:
Class A (282,202) (598,628)
Class R6 (12,488,362) (19,771,489)
Eagle Class (440,607) (645,760) (a)
Institutional Service Class (6,268,783) (13,259,452)
Change in net assets from shareholder distributions (19,479,954) (34,275,329)
Change in net assets from capital transactions (18,802,975) 343,362,891
Change in net assets (33,991,197) 359,282,132
Net Assets:
Beginning of period 942,387,793 583,105,661
End of period $ 908,396,596 $ 942,387,793
CAPITAL TRANSACTIONS:
Class A Shares
Proceeds from shares issued $ 126,591 $ 732,054
Proceeds from shares issued from merger (Note 11) — 7,037,832
Dividends reinvested 262,968 564,214
Cost of shares redeemed (2,660,495) (3,350,607)
Total Class A Shares (2,270,936) 4,983,493
Class R6 Shares
Proceeds from shares issued 35,288,492 136,149,851
Proceeds from shares issued from merger (Note 11) — 237,113,981
Dividends reinvested 12,488,362 19,771,489
Cost of shares redeemed (49,143,551) (73,697,953)
Total Class R6 Shares (1,366,697) 319,337,368
Eagle Class Shares
Proceeds from shares issued 569,584 1,395,525 (a)
Proceeds from shares issued from merger (Note 11) — 21,129,209 (a)
Dividends reinvested 436,622 636,839 (a)
Cost of shares redeemed (2,513,259) (2,372,356) (a)
Total Eagle Class Shares (1,507,053) 20,789,217 (a)
Institutional Service Class Shares
Proceeds from shares issued 15,653,182 42,485,221
Dividends reinvested 6,268,410 13,258,927
Cost of shares redeemed (35,579,881) (57,491,335)
Total Institutional Service Class Shares (13,658,289) (1,747,187)
Change in net assets from capital transactions $ (18,802,975) $ 343,362,891

Fixed Income Funds - April 30, 2026 (Unaudited) - Statements of Changes in Net Assets - 71
Nationwide Loomis Short Term Bond Fund
Six Months Ended
April 30, 2026
(Unaudited)
Year Ended
October 31, 2025
$ 2,616,247 $ 4,386,830
23,204 441,947
(860,028) 603,280
1,779,423 5,432,057
(313,210) (718,156)
(2,084,662) (3,276,835)
— —
(205,508) (396,705)
(2,603,380) (4,391,696)
44,482,639 1,403,210
43,658,682 2,443,571
101,528,517 99,084,946
$ 145,187,199 $ 101,528,517
$ 708,790 $ 2,488,755
— —
303,733 692,899
(1,992,421) (2,859,934)
(979,898) 321,720
46,761,745 17,162,298
— —
2,084,662 3,276,811
(7,757,311) (16,890,441)
41,089,096 3,548,668
— —
— —
— —
— —
— —
5,019,283 3,657,599
205,237 394,953
(851,079) (6,519,730)
4,373,441 (2,467,178)
$ 44,482,639 $ 1,403,210

The accompanying notes are an integral part of these financial statements.
72 - Statements of Changes in Net Assets - April 30, 2026 (Unaudited) - Fixed Income Funds
Nationwide Loomis Core Bond Fund
Six Months Ended
April 30, 2026
(Unaudited)
Year Ended
October 31, 2025
SHARE TRANSACTIONS:
Class A Shares
Issued 13,478 79,155
Issued in merger (Note 11) — 764,310
Reinvested 28,074 60,700
Redeemed (284,031) (361,223)
Total Class A Shares (242,479) 542,942
Class R6 Shares
Issued 3,691,466 14,409,907
Issued in merger (Note 11) — 25,242,765
Reinvested 1,307,492 2,083,870
Redeemed (5,141,309) (7,794,517)
Total Class R6 Shares (142,351) 33,942,025
Eagle Class Shares
Issued 59,750 146,682 (a)
Issued in merger (Note 11) — 2,249,544 (a)
Reinvested 45,718 67,058 (a)
Redeemed (263,910) (249,917) (a)
Total Eagle Class Shares (158,442) 2,213,367 (a)
Institutional Service Class Shares
Issued 1,628,549 4,497,498
Reinvested 656,320 1,399,080
Redeemed (3,718,519) (6,084,445)
Total Institutional Service Class Shares (1,433,650) (187,867)
Total change in shares (1,976,922) 36,510,467
(a) For the period from December 5, 2024 (commencement of operations) through October 31, 2025.

Fixed Income Funds - April 30, 2026 (Unaudited) - Statements of Changes in Net Assets - 73
Nationwide Loomis Short Term Bond Fund
Six Months Ended
April 30, 2026
(Unaudited)
Year Ended
October 31, 2025
70,849 249,718
— —
30,296 69,401
(198,586) (286,983)
(97,441) 32,136
4,643,887 1,717,936
— —
207,640 327,583
(773,345) (1,694,544)
4,078,182 350,975
— —
— —
— —
— —
— —
499,830 366,778
20,437 39,510
(84,672) (652,832)
435,595 (246,544)
4,416,336 136,567

74 - Financial Highlights - April 30, 2026 (Unaudited) - Fixed Income Funds
The accompanying notes are an integral part of these financial statements.
Nationwide Government Money Market Fund
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(c)
Ratio
of Net
Investment
Income to
Average
Net
Assets(c)
Ratio of
Expenses (Prior
to Reimburse-
ments) to
Average Net
Assets(c)(d)
Class R6 Shares
4/30/2026 (Unaudited) $ 1.00 $ 0.02 $ — $ 0.02 $ (0.02) $ — $ (0.02) $ 1.00 1.69% $ 210,838 0.42% 3.39% 0.45%
10/31/2025 1.00 0.04 — 0.04 (0.04) — (0.04) 1.00 4.06% 215,492 0.43% 3.98% 0.45%
10/31/2024 1.00 0.05 — 0.05 (0.05) — (0.05) 1.00 5.03% 215,845 0.43% 4.91% 0.46%
10/31/2023 1.00 0.04 — 0.04 (0.04) — (0.04) 1.00 4.50% 203,363 0.43% 4.41% 0.46%
10/31/2022 1.00 0.01 — 0.01 (0.01) — (0.01) 1.00 0.71% 213,132 0.30% 0.70% 0.48%
10/31/2021 1.00 — — — — — — 1.00 —% 218,056 0.08% —% 0.48%
Investor Shares
4/30/2026 (Unaudited) 1.00 0.02 — 0.02 (0.02) — (0.02) 1.00 1.64% 397,183 0.52% 3.29% 0.55%
10/31/2025 1.00 0.04 — 0.04 (0.04) — (0.04) 1.00 3.95% 389,629 0.53% 3.88% 0.55%
10/31/2024 1.00 0.05 — 0.05 (0.05) — (0.05) 1.00 4.92% 398,940 0.53% 4.81% 0.56%
10/31/2023 1.00 0.04 — 0.04 (0.04) — (0.04) 1.00 4.40% 351,355 0.53% 4.32% 0.56%
10/31/2022 1.00 0.01 — 0.01 (0.01) — (0.01) 1.00 0.66% 347,101 0.35% 0.66% 0.58%
10/31/2021 1.00 — — — — — — 1.00 —% 338,228 0.08% —% 0.58%
Service Class Shares
4/30/2026 (Unaudited) 1.00 0.02 — 0.02 (0.02) — (0.02) 1.00 1.54% 1,396 0.72% 3.09% 0.75%
10/31/2025 1.00 0.04 — 0.04 (0.04) — (0.04) 1.00 3.75% 1,366 0.72% 3.69% 0.75%
10/31/2024 1.00 0.05 — 0.05 (0.05) — (0.05) 1.00 4.72% 1,201 0.72% 4.62% 0.76%
10/31/2023 1.00 0.04 — 0.04 (0.04) — (0.04) 1.00 4.20% 1,435 0.72% 4.07% 0.76%
10/31/2022 1.00 0.01 — 0.01 (0.01) — (0.01) 1.00 0.57% 1,895 0.46% 0.60% 0.78%
10/31/2021 1.00 — — — — — — 1.00 —% 1,500 0.08% —% 0.78%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Not annualized for periods less than one year.
(c) Annualized for periods less than one year.
(d) During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.

Fixed Income Funds - April 30, 2026 (Unaudited) - Financial Highlights - 75
The accompanying notes are an integral part of these financial statements.
Nationwide Inflation-Protected Securities Fund
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(d)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
Ratio of
Expenses (Prior
to Reimburse-
ments) to
Average Net
Assets(d)(e)
Portfolio
Turnover(c)(f)
Class A Shares
4/30/2026 (Unaudited) $ 9.06 $ 0.12 $ (0.05) $ 0.07 $ (0.10) $ — $ (0.10) $ 9.03 0.75% $ 11,927 0.77% 2.73% 0.86% 6.53%
10/31/2025 8.91 0.33 0.14 0.47 (0.32) — (0.32) 9.06 5.38% 11,266 0.72% 3.73% 0.82% 11.39%
10/31/2024 8.55 0.28 0.41 0.69 (0.33) — (0.33) 8.91 8.17% 8,873 0.72% 3.18% 0.79% 31.07%
10/31/2023 8.92 0.34 (0.41) (0.07) (0.30) — (0.30) 8.55 (0.86)% 9,069 0.73% 3.76% 0.78% 24.68%
10/31/2022 11.15 0.61 (1.90) (1.29) (0.81) (0.13) (0.94) 8.92 (12.32)% 9,769 0.72% 6.00% 0.78% 44.89%
10/31/2021 10.77 0.37 0.25 0.62 (0.24) — (0.24) 11.15 5.79% 11,747 0.71% 3.38% 0.77% 17.65%
Class R6 Shares
4/30/2026 (Unaudited) 9.15 0.14 (0.05) 0.09 (0.12) — (0.12) 9.12 0.96% 125,023 0.30% 3.10% 0.39% 6.53%
10/31/2025 8.99 0.37 0.15 0.52 (0.36) — (0.36) 9.15 5.89% 130,997 0.30% 4.13% 0.40% 11.39%
10/31/2024 8.62 0.33 0.41 0.74 (0.37) — (0.37) 8.99 8.67% 141,819 0.30% 3.63% 0.37% 31.07%
10/31/2023 9.00 0.38 (0.42) (0.04) (0.34) — (0.34) 8.62 (0.54)% 157,102 0.30% 4.20% 0.36% 24.68%
10/31/2022 11.24 0.65 (1.90) (1.25) (0.86) (0.13) (0.99) 9.00 (11.93)% 169,480 0.30% 6.37% 0.36% 44.89%
10/31/2021 10.86 0.42 0.25 0.67 (0.29) — (0.29) 11.24 6.26% 219,568 0.30% 3.83% 0.36% 17.65%
Institutional Service Class Shares
4/30/2026 (Unaudited) 9.14 0.13 (0.05) 0.08 (0.11) — (0.11) 9.11 0.88% 15,290 0.46% 2.93% 0.55% 6.53%
10/31/2025 8.98 0.36 0.14 0.50 (0.34) — (0.34) 9.14 5.72% 16,687 0.46% 3.99% 0.56% 11.39%
10/31/2024 8.61 0.30 0.42 0.72 (0.35) — (0.35) 8.98 8.49% 17,053 0.48% 3.38% 0.54% 31.07%
10/31/2023 8.99 0.37 (0.42) (0.05) (0.33) — (0.33) 8.61 (0.69)% 18,807 0.45% 4.04% 0.51% 24.68%
10/31/2022 11.23 0.64 (1.91) (1.27) (0.84) (0.13) (0.97) 8.99 (12.07)% 20,720 0.45% 6.22% 0.51% 44.89%
10/31/2021 10.85 0.41 0.24 0.65 (0.27) — (0.27) 11.23 6.08% 27,080 0.45% 3.72% 0.51% 17.65%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Excludes sales charge.
(c) Not annualized for periods less than one year.
(d) Annualized for periods less than one year.
(e) During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.

76 - Financial Highlights - April 30, 2026 (Unaudited) - Fixed Income Funds
The accompanying notes are an integral part of these financial statements.
Nationwide Invesco Core Plus Bond Fund
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(d)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
Ratio of
Expenses (Prior
to Reimburse-
ments) to
Average Net
Assets(d)(e)
Portfolio
Turnover(c)(f)
Class A Shares
4/30/2026 (Unaudited) $ 9.42 $ 0.19 $ (0.14) $ 0.05 $ (0.40) $ — $ (0.40) $ 9.07 0.52% $ 8,926 0.83% 4.23% 1.01% 223.57%
10/31/2025 8.94 0.38 0.15 0.53 (0.05) — (0.05) 9.42 5.94% 9,306 0.84% 4.26% 1.52% 425.76%
10/31/2024 8.32 0.35 0.62 0.97 (0.35) — (0.35) 8.94 11.72% 9,971 0.86% 3.89% 0.90% 108.76%
10/31/2023 8.54 0.32 (0.21) 0.11 (0.33) — (0.33) 8.32 1.10% 10,449 0.81% 3.63% 0.85% 44.23%
10/31/2022 10.54 0.22 (1.89) (1.67) (0.24) (0.09) (0.33) 8.54 (16.23)% 10,771 0.81% 2.31% 0.84% 103.72%
10/31/2021 10.80 0.18 (0.04) 0.14 (0.21) (0.19) (0.40) 10.54 1.31% 16,089 0.81% 1.69% 0.82% 102.88%
Class R6 Shares
4/30/2026 (Unaudited) 9.46 0.21 (0.16) 0.05 (0.39) — (0.39) 9.12 0.58%(g) 101,842 0.47% 4.56% 0.65% 223.57%
10/31/2025 8.95 0.41 0.15 0.56 (0.05) — (0.05) 9.46 6.31%(g) 124,139 0.48% 4.46% 0.66% 425.76%
10/31/2024 8.32 0.38 0.63 1.01 (0.38) — (0.38) 8.95 12.26% 335,424 0.48% 4.27% 0.51% 108.76%
10/31/2023 8.54 0.35 (0.21) 0.14 (0.36) — (0.36) 8.32 1.43% 524,558 0.48% 3.97% 0.51% 44.23%
10/31/2022 10.55 0.25 (1.90) (1.65) (0.27) (0.09) (0.36) 8.54 (16.04)% 537,588 0.48% 2.61% 0.51% 103.72%
10/31/2021 10.81 0.22 (0.04) 0.18 (0.25) (0.19) (0.44) 10.55 1.65% 1,020,063 0.48% 2.02% 0.49% 102.88%
Institutional Service Class Shares
4/30/2026 (Unaudited) 9.45 0.21 (0.15) 0.06 (0.41) — (0.41) 9.10 0.64% 8,867 0.54% 4.50% 0.72% 223.57%
10/31/2025 8.95 0.41 0.14 0.55 (0.05) — (0.05) 9.45 6.18% 8,633 0.58% 4.51% 1.17% 425.76%
10/31/2024 8.32 0.37 0.63 1.00 (0.37) — (0.37) 8.95 12.15% 5,458 0.58% 4.15% 0.61% 108.76%
10/31/2023 8.55 0.34 (0.22) 0.12 (0.35) — (0.35) 8.32 1.21% 5,058 0.58% 3.84% 0.62% 44.23%
10/31/2022 10.55 0.25 (1.90) (1.65) (0.26) (0.09) (0.35) 8.55 (15.99)% 6,669 0.53% 2.56% 0.56% 103.72%
10/31/2021 10.81 0.21 (0.04) 0.17 (0.24) (0.19) (0.43) 10.55 1.60% 11,153 0.53% 1.97% 0.54% 102.88%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Excludes sales charge.
(c) Not annualized for periods less than one year.
(d) Annualized for periods less than one year.
(e) During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(g) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

Fixed Income Funds - April 30, 2026 (Unaudited) - Financial Highlights - 77
The accompanying notes are an integral part of these financial statements.
Nationwide Loomis Core Bond Fund
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(d)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
Ratio of
Expenses (Prior
to Reimburse-
ments) to
Average Net
Assets(d)(e)
Portfolio
Turnover(c)(f)
Class A Shares
4/30/2026 (Unaudited) $ 9.41 $ 0.19 $ (0.15) $ 0.04 $ (0.19) $ — $ (0.19) $ 9.26 0.44% $ 12,831 0.67% 4.13% 0.79% 51.67%
10/31/2025 9.27 0.39 0.14 0.53 (0.39) — (0.39) 9.41 5.86% 15,325 0.66% 4.20% 0.79% 144.82%
10/31/2024 8.74 0.37 0.58 0.95 (0.38) (0.04) (0.42) 9.27 10.98% 10,062 0.78% 4.06% 0.79% 143.41%
10/31/2023 8.96 0.27 (0.20) 0.07 (0.27) (0.02) (0.29) 8.74 0.64% 9,253 0.80% 2.96% 0.80% 267.27%
10/31/2022 10.98 0.17 (1.90) (1.73) (0.18) (0.11) (0.29) 8.96 (16.00)% 10,457 0.79% 1.74% 0.79% 342.05%
10/31/2021 11.52 0.12 (0.13) (0.01) (0.14) (0.39) (0.53) 10.98 (0.14)% 13,647 0.80% 1.11% 0.80% 222.10%
Class R6 Shares
4/30/2026 (Unaudited) 9.60 0.21 (0.16) 0.05 (0.21) — (0.21) 9.44 0.48% 571,214 0.35% 4.35% 0.45% 51.67%
10/31/2025 9.45 0.42 0.15 0.57 (0.42) — (0.42) 9.60 6.17% 582,050 0.35% 4.40% 0.47% 144.82%
10/31/2024 8.91 0.40 0.58 0.98 (0.40) (0.04) (0.44) 9.45 11.21% 252,379 0.46% 4.28% 0.47% 143.41%
10/31/2023 9.13 0.30 (0.20) 0.10 (0.30) (0.02) (0.32) 8.91 0.92% 133,235 0.48% 3.20% 0.48% 267.27%
10/31/2022 11.19 0.21 (1.94) (1.73) (0.22) (0.11) (0.33) 9.13 (15.80)% 145,639 0.47% 2.02% 0.47% 342.05%
10/31/2021 11.74 0.16 (0.14) 0.02 (0.18) (0.39) (0.57) 11.19 0.08% 184,051 0.47% 1.39% 0.47% 222.10%
Eagle Class Shares
4/30/2026 (Unaudited) 9.60 0.20 (0.16) 0.04 (0.20) — (0.20) 9.44 0.44% 19,401 0.42% 4.28% 0.53% 51.67%
10/31/2025(g) 9.54 0.37 0.06 0.43 (0.37) — (0.37) 9.60 4.68% 21,244 0.42% 4.30% 0.54% 144.82%
Institutional Service Class Shares
4/30/2026 (Unaudited) 9.60 0.19 (0.16) 0.03 (0.19) — (0.19) 9.44 0.36% 304,951 0.60% 4.11% 0.70% 51.67%
10/31/2025 9.45 0.39 0.16 0.55 (0.40) — (0.40) 9.60 5.91% 323,768 0.60% 4.17% 0.72% 144.82%
10/31/2024 8.92 0.38 0.57 0.95 (0.38) (0.04) (0.42) 9.45 10.81% 320,665 0.71% 4.03% 0.72% 143.41%
10/31/2023 9.13 0.27 (0.18) 0.09 (0.28) (0.02) (0.30) 8.92 0.79%(h) 242,725 0.73% 2.90% 0.73% 267.27%
10/31/2022 11.19 0.18 (1.94) (1.76) (0.19) (0.11) (0.30) 9.13 (16.02)%(h) 305,778 0.72% 1.75% 0.72% 342.05%
10/31/2021 11.74 0.13 (0.14) (0.01) (0.15) (0.39) (0.54) 11.19 (0.17)% 409,776 0.72% 1.15% 0.72% 222.10%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Excludes sales charge.
(c) Not annualized for periods less than one year.
(d) Annualized for periods less than one year.
(e) During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(g) For the period from December 5, 2024 (commencement of operations) through October 31, 2025. Total return is calculated based on inception date of December 4,
2024 through October 31, 2025.
(h) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

78 - Financial Highlights - April 30, 2026 (Unaudited) - Fixed Income Funds
The accompanying notes are an integral part of these financial statements.
Nationwide Loomis Short Term Bond Fund
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(d)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
Ratio of
Expenses (Prior
to Reimburse-
ments) to
Average Net
Assets(d)(e)
Portfolio
Turnover(c)(f)
Class A Shares
4/30/2026 (Unaudited) $ 10.03 $ 0.19 $ (0.05) $ 0.14 $ (0.19) $ — $ (0.19) $ 9.98 1.39% $ 16,364 0.78% 3.83% 0.87% 73.34%
10/31/2025 9.93 0.42 0.10 0.52 (0.42) — (0.42) 10.03 5.35% 17,426 0.78% 4.22% 0.94% 199.42%
10/31/2024 9.63 0.43 0.30 0.73 (0.43) — (0.43) 9.93 7.70% 16,920 0.78% 4.36% 0.90% 251.90%
10/31/2023 9.51 0.34 0.13 0.47 (0.35) — (0.35) 9.63 4.95% 17,067 0.79% 3.56% 0.85% 227.46%
10/31/2022 10.27 0.16 (0.75) (0.59) (0.17) — (0.17) 9.51 (5.81)% 18,233 0.80% 1.65% 0.85% 172.73%
10/31/2021 10.33 0.12 (0.05) 0.07 (0.13) — (0.13) 10.27 0.64% 20,441 0.80% 1.18% 0.85% 156.80%
Class R6 Shares
4/30/2026 (Unaudited) 10.05 0.21 (0.05) 0.16 (0.21) — (0.21) 10.00 1.57% 118,115 0.43% 4.15% 0.52% 73.34%
10/31/2025 9.94 0.45 0.12 0.57 (0.46) — (0.46) 10.05 5.81% 77,717 0.43% 4.55% 0.59% 199.42%
10/31/2024 9.65 0.46 0.29 0.75 (0.46) — (0.46) 9.94 7.95% 73,397 0.43% 4.71% 0.54% 251.90%
10/31/2023 9.53 0.38 0.12 0.50 (0.38) — (0.38) 9.65 5.30% 106,340 0.44% 3.90% 0.50% 227.46%
10/31/2022 10.28 0.20 (0.75) (0.55) (0.20) — (0.20) 9.53 (5.38)% 115,687 0.45% 1.98% 0.50% 172.73%
10/31/2021 10.35 0.16 (0.07) 0.09 (0.16) — (0.16) 10.28 0.88% 151,365 0.45% 1.52% 0.50% 156.80%
Institutional Service Class Shares
4/30/2026 (Unaudited) 10.05 0.20 (0.05) 0.15 (0.20) — (0.20) 10.00 1.52% 10,708 0.53% 4.06% 0.62% 73.34%
10/31/2025 9.94 0.45 0.11 0.56 (0.45) — (0.45) 10.05 5.71% 6,386 0.53% 4.48% 0.68% 199.42%
10/31/2024 9.65 0.46 0.29 0.75 (0.46) — (0.46) 9.94 7.88% 8,768 0.50% 4.63% 0.62% 251.90%
10/31/2023 9.53 0.36 0.13 0.49 (0.37) — (0.37) 9.65 5.18% 9,011 0.55% 3.72% 0.61% 227.46%
10/31/2022 10.28 0.19 (0.74) (0.55) (0.20) — (0.20) 9.53 (5.42)% 13,515 0.49% 1.92% 0.54% 172.73%
10/31/2021 10.35 0.15 (0.06) 0.09 (0.16) — (0.16) 10.28 0.84% 18,047 0.49% 1.48% 0.54% 156.80%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Excludes sales charge.
(c) Not annualized for periods less than one year.
(d) Annualized for periods less than one year.
(e) During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.

Fixed Income Funds - April 30, 2026 (Unaudited) - Notes to Financial Statements - 79
1. Organization
Nationwide Mutual Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, organized as a statutory trust under the laws of the State of Delaware. The
Trust has authorized an unlimited number of shares of beneficial interest (“shares”), without par value. As of April 30, 2026, the
Trust operates forty-five (45) separate series, or mutual funds, each with its own objective(s) and investment strategies. This report contains the financial statements and financial highlights for the five (5) series listed below (each, a “Fund”; collectively, the
“Funds”).
Nationwide Fund Advisors (“NFA”) serves as investment adviser to the Funds. NFA is a wholly owned subsidiary of Nationwide
Financial Services, Inc. (“NFS”), a holding company which is a direct wholly owned subsidiary of Nationwide Corporation. Nationwide
Corporation, in turn, is owned by Nationwide Mutual Insurance Company and Nationwide Mutual Fire Insurance Company.
Nationwide Government Money Market Fund (“Government Money Market”)
Nationwide Inflation-Protected Securities Fund (“Inflation-Protected Securities”)
Nationwide Invesco Core Plus Bond Fund (“Core Plus Bond”)
Nationwide Loomis Core Bond Fund (“Core Bond”)
Nationwide Loomis Short Term Bond Fund (“Short Term Bond”)
The Funds, as applicable, currently offer Class A, Class R6, Eagle Class, Institutional Service Class, Investor Class and Service
Class shares. Each share class of a Fund represents interests in the same portfolio of investments of that Fund and the classes are identical except for any differences in the sales charge structure, distribution or service fees, administrative services fees, class specific expenses, certain voting rights, conversion features, exchange privileges, and class names or designations.
Government Money Market seeks to maintain a stable price of $1.00 per share by using the amortized cost method of valuation to value portfolio securities. Government Money Market invests primarily in a portfolio of U.S. government securities and repurchase agreements that are collateralized fully by cash or U.S. government securities, and which mature in 397 calendar days or less, with certain exceptions permitted by applicable regulations. U.S. Government securities are debt securities issued and/or guaranteed as to principal and interest by the United States, or by a person controlled or supervised by and acting as an instrumentality of the government of the United States. Government Money Market will limit investments to those securities that are Eligible Securities as defined by applicable regulations at the time of purchase.
Government Money Market operates as a "Government Money Market Fund," as defined in Rule 2a-7 under the 1940 Act. This means that Government Money Market invests at least 99.5% of its total assets in (1) U.S. government securities, (2) repurchase agreements that are collateralized fully by U.S. government securities or cash, (3) cash, and/or (4) other money market mutual funds that operate as Government Money Market Funds. Under normal circumstances, Government Money Market invests at least
80% of its net assets, excluding cash, in U.S. government securities and repurchase agreements that are fully collateralized by
U.S. government securities.
Government Money Market does not currently intend to impose liquidity fees or redemption gates on shareholder redemptions.
However, the Board of Trustees of the Trust (“Board of Trustees”) may reserve the ability to subject Government Money Market to a liquidity fee and/or redemption gate in the future, after providing prior notice to shareholders. Because Government Money Market invests in short-term securities, Government Money Market’s subadviser generally sells securities only to meet liquidity needs, to maintain target allocations or to take advantage of more favorable opportunities.
Each Fund is a diversified fund, as defined in the 1940 Act.
2. Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Funds in the accounting and the preparation of their financial statements. The Funds are investment companies and follow accounting and reporting guidance in the Financial
Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 (“ASC 946”). The policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), including, but not limited to, ASC 946.
The preparation of financial statements requires fund management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses for the period. The Funds utilize various methods to measure the value of their investments on a recurring basis. Amounts received upon the sale of such investments could differ from those estimated values and those differences could be material.

80 - Notes to Financial Statements - April 30, 2026 (Unaudited) - Fixed Income Funds
(a) Security Valuation
U.S. GAAP defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to procedures approved by the Board of Trustees,
NFA assigns a fair value, as defined by U.S. GAAP, to a Fund’s investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including a Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
Securities for which market-based quotations are readily available are valued at the current market value as of “Valuation Time”.
Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time). Equity securities are generally valued at the last quoted sale price or official closing price, or, if there is no such price, the last quoted bid price provided by an independent pricing service approved by the Board of Trustees. Prices are taken from the primary market or exchange on which each security trades. Shares of registered open-end management investment companies are valued at net asset value (“NAV”) as reported by such company. Shares of exchange traded funds ("ETFs") are generally valued at the last quoted sale price or official closing price, or, if there is no such price, the last quoted bid price provided by an independent pricing service. Master limited partnerships (“MLPs”) are publicly traded partnerships and are treated as partnerships for U.S.
federal income tax purposes. Investments in MLPs are valued at the last quoted sale price or official closing price, or, if there is no such price, the last quoted bid price provided by an independent pricing service. Equity securities, shares of registered open-
end management investment companies, shares of ETFs and MLPs valued in this manner are generally categorized as Level 1 investments within the hierarchy. Repurchase agreements are valued at amortized cost, which approximates fair value, and are generally categorized as Level 2 investments within the hierarchy.
Debt and other fixed-income securities are generally valued at the bid evaluation price provided by an independent pricing service as approved by the Board of Trustees. Evaluations provided by independent pricing service providers may be determined without exclusive reliance on quoted prices and may use broker-dealer quotations, individual trading characteristics and other market data, reported trades or valuation estimates from their internal pricing models. The independent pricing service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates, anticipated timing of principal repayments, and quoted prices for similar assets and are generally categorized as
Level 2 investments within the hierarchy. Debt obligations generally involve some risk of default with respect to interest and/or principal payments.
Municipal securities are valued as determined by an independent pricing service. The independent pricing service utilizes internal models and uses observable inputs such as: (i) yields or prices of municipal securities of comparable quality, coupon, maturity and type; (ii) indications as to values from dealers; and (iii) general market conditions. Municipal securities are generally categorized as Level 2 investments within the hierarchy.
Bank loans are valued using an average bid price provided by an independent pricing service. Evaluated quotes provided by the independent pricing service may reflect appropriate factors such as ratings, tranche type, industry, company performance and other market data. The independent pricing service utilizes internal models and uses observable inputs such as issuer details, interest rates, tranche type, ratings, and other market data. Securities valued in this manner are generally categorized as Level 2 investments within the hierarchy, consistent with similar valuation techniques and inputs for debt securities.
Securities held by Government Money Market are valued at amortized cost, which approximates fair value. Securities valued in this manner are generally categorized as Level 2 securities within the hierarchy. Under the amortized cost method, premium

Fixed Income Funds - April 30, 2026 (Unaudited) - Notes to Financial Statements - 81
or discount, if any, is amortized or accreted, respectively, to the maturity of the security. Government Money Market’s use of amortized cost is subject to compliance with certain conditions as specified by Rule 2a-7 under the 1940 Act.
The Board of Trustees has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of a Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. Each Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S.
dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.
The following tables provide a summary of the inputs used to value the Funds’ net assets as of April 30, 2026. Please refer to the
Statements of Investments for additional information on portfolio holdings.
Government Money Market
Level 1 Level 2 Level 3 Total
Assets:
Repurchase Agreements $ – $ 284,000,000 $ – $ 284,000,000
U.S. Government Agency Securities – 98,340,845 – 98,340,845
U.S. Treasury Obligations – 229,596,514 – 229,596,514
Total $ – $ 611,937,359 $ – $ 611,937,359
Inflation-Protected Securities
Level 1 Level 2 Level 3 Total
Assets:
Asset-Backed Securities $ – $ 6,261,882 $ – $ 6,261,882
Collateralized Mortgage Obligations – 1,528,355 – 1,528,355
Mortgage-Backed Securities – 205,915 – 205,915
U.S. Government Agency Security – 7,185,435 – 7,185,435
U.S. Treasury Obligations – 134,831,530 – 134,831,530
Total $ – $ 150,013,117 $ – $ 150,013,117

82 - Notes to Financial Statements - April 30, 2026 (Unaudited) - Fixed Income Funds
Core Plus Bond
Level 1 Level 2 Level 3 Total
Assets:
Asset-Backed Securities $ – $ 23,281,017 $ – $ 23,281,017
Collateralized Mortgage Obligations – 10,891,135 – 10,891,135
Commercial Mortgage-Backed Securities – 9,927,933 – 9,927,933
Convertible Bonds – 496,247 – 496,247
Convertible Preferred Stocks 170,590 – – 170,590
Corporate Bonds – 55,507,072 – 55,507,072
Foreign Government Securities – 3,545,876 – 3,545,876
Futures Contracts# 27,412 – – 27,412
Mortgage-Backed Securities – 30,501,403 – 30,501,403
Preferred Stock 105,836 – – 105,836
Repurchase Agreements – 3,874,948 – 3,874,948
Short-Term Investments   200,000 1,762,650 – 1,962,650
U.S. Treasury Obligations – 3,419,573 – 3,419,573
Total Assets $ 503,838 $ 143,207,854 $ – $ 143,711,692
Liabilities:
Futures Contracts# $ (423,536) $ – $ – $ (423,536)
Total Liabilities $ (423,536) $ – $ – $ (423,536)
Total $ 80,302 $ 143,207,854 $ – $ 143,288,156
Core Bond
Level 1 Level 2 Level 3 Total
Assets:
Asset-Backed Securities $ – $ 115,364,552 $ – $ 115,364,552
Collateralized Mortgage Obligations – 3,372,722 – 3,372,722
Commercial Mortgage-Backed Securities – 31,917,331 – 31,917,331
Corporate Bonds – 369,455,319 – 369,455,319
Foreign Government Security – 1,348,256 – 1,348,256
Mortgage-Backed Securities – 187,621,843 – 187,621,843
Municipal Bonds – 806,285 – 806,285
Repurchase Agreements – 18,336,173 – 18,336,173
Short-Term Investments 800,000 – – 800,000
U.S. Government Agency Security – 4,510,753 – 4,510,753
U.S. Treasury Obligations – 174,625,003 – 174,625,003
Total Assets $ 800,000 $ 907,358,237 $ – $ 908,158,237
Liabilities:
Futures Contracts# $ (1,102,346) $ – $ – $ (1,102,346)
Total Liabilities $ (1,102,346) $ – $ – $ (1,102,346)
Total $ (302,346) $ 907,358,237 $ – $ 907,055,891

Fixed Income Funds - April 30, 2026 (Unaudited) - Notes to Financial Statements - 83
(b) Cash Overdraft
Certain Funds may have overdrawn U.S. dollar and/or foreign currency balances with the Funds' custodian bank, JPMorgan
Chase Bank, N.A. (“JPMorgan”). To offset the overdraft, JPMorgan advanced an amount equal to the overdraft. Consistent with the Funds' borrowing policy, the advance is deemed a temporary loan to the Funds. Such loans are payable upon demand and bear interest from the date of such advance to the date of payment at the rate agreed upon with JPMorgan under the custody agreement. These advances are separate from, and were not made pursuant to, the credit agreement discussed in Note 5. A Fund with an overdraft is subject to a lien by JPMorgan on the Fund’s account and JPMorgan may charge the Fund’s account for any amounts owed to JPMorgan. JPMorgan also has the right to set off as appropriate and apply all deposits and credits held by or owing to JPMorgan against such amount, subject to the terms of the custody agreement.
As of April 30, 2026, the Funds did not have overdrawn balances.
(c) Foreign Currency Transactions
The accounting records of the Funds are maintained in U.S. dollars. The Funds may, nevertheless, engage in foreign currency transactions. In those instances, a Fund will convert foreign currency amounts into U.S. dollars at the current rate of exchange between the foreign currency and the U.S. dollar in order to determine the value of the Funds' investments, assets, and liabilities.
Purchases and sales of securities, receipts of income, and payments of expenses are converted at the prevailing rate of exchange on the respective date of such transactions. The accounting records of a Fund do not differentiate that portion of the results of operations resulting from changes in foreign exchange rates from those resulting from changes in the market prices of the relevant securities. Each portion contributes to the net realized gains or losses from transactions in investment securities and net change in unrealized appreciation/depreciation in the value of investment securities. Net currency gains or losses, realized and unrealized, that are a result of differences between the amount recorded on a Fund’s accounting records, and the U.S. dollar equivalent amount actually received or paid for interest or dividends, receivables and payables for investments sold or purchased, and foreign cash, are included in the Statements of Operations under “Net realized gains (losses) from foreign currency transactions”
and “Net change in unrealized appreciation/depreciation in the value of translation of assets and liabilities denominated in foreign currencies," if applicable.
(d) Options
Certain Funds purchased and/or wrote options on futures contracts, single stocks, ETFs, and/or indexes. Such option investments are utilized to manage currency exposures and/or hedge against movements in the values of the foreign currencies in which the portfolio securities are denominated, to gain exposure to and/or hedge against changes in interest rates and equity movements, to capitalize on the return-generating features of selling options (short volatility) while simultaneously benefiting from the risk-control attributes associated with buying options (long volatility), and/or to generate consistent outperformance, as applicable, to meet each Fund's stated investment strategies as shown in the Fund's Prospectus.
The purchase of put options serves as a short hedge and the purchase of call options serves as a long hedge. Writing put options serves as a limited long hedge because increases in the value of the hedged investment would be offset to the extent of the premium received for writing the option. However, if the security depreciates to a price lower than the strike price of the put option, it can be expected that the put option will be exercised, and the Fund will be obligated to purchase the security at more than its
Short Term Bond
Level 1 Level 2 Level 3 Total
Assets:
Asset-Backed Securities $ – $ 22,557,010 $ – $ 22,557,010
Collateralized Mortgage Obligations – 147,835 – 147,835
Commercial Mortgage-Backed Securities – 4,757,601 – 4,757,601
Corporate Bonds – 83,823,349 – 83,823,349
Futures Contracts# 82,570 – – 82,570
Mortgage-Backed Securities – 192,984 – 192,984
Municipal Bond – 72,304 – 72,304
Repurchase Agreements – 18,035,432 – 18,035,432
Short-Term Investments 1,000,000 – – 1,000,000
U.S. Treasury Obligations – 31,500,223 – 31,500,223
Total $ 1,082,570 $ 161,086,738 $ – $ 162,169,308
#
Includes cumulative appreciation/(depreciation) of futures contracts as reported in the Statement of Investments. Only current day's variation margin is reported within the Statements of Assets and Liabilities.

84 - Notes to Financial Statements - April 30, 2026 (Unaudited) - Fixed Income Funds
market value. The Fund segregates liquid assets to cover its obligations under its option contracts. Writing call options serves as a limited short hedge because declines in the value of the hedged investment would be offset to the extent of the premium received for writing the option. However, if the security appreciates to a price higher than the exercise price of the call option, it can be expected that the call option will be exercised, and a Fund will be obligated to sell the security at less than its market value or will be obligated to purchase the security at a price greater than that at which the security must be sold under the option.
When a Fund writes an option, an amount equal to the premium received is recorded as a liability and subsequently marked-to-
market to reflect the current value of the option written. Premiums received from writing options which expire unexercised are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds from or offset against amounts paid on the underlying transaction to determine the realized gain or loss on such underlying transaction.
When a Fund writes an option, it has no control over whether the option will be exercised, and as a result bears the risk of an unfavorable change in the price of the instrument underlying the written option. Writing options entails the risk that a Fund may not be able to enter into a closing transaction because of an illiquid market.
Options traded on an exchange are valued at the settlement price provided by an independent pricing service as approved by the
Board. If a settlement price is not available, such options are valued at the last quoted sale price, if available, and otherwise at the average bid/ask price. Exchange traded options are generally categorized as Level 1 investments within the hierarchy. Options traded in the over-the-counter (“OTC”) market, and which are not quoted by NASDAQ, are valued at the last quoted bid price, and are generally categorized as Level 2 investments within the hierarchy. The value of an option position reflects, among other things, the implied price volatility of the underlying investment, the current market value of the underlying investment, the time remaining until expiration of the option, the relationship of the strike price to the market price of the underlying investment, and general market conditions. Options that expire unexercised have no value. American-style options can be exercised at any time prior to the expiration date of the option. European-style options can only be exercised at expiration of the option.
A Fund effectively terminates its right or obligation under an option by entering into a closing transaction. Closing transactions permit a Fund to realize the profit or limit the loss on an option position prior to its exercise or expiration.
If a Fund is unable to affect a closing transaction for an option it purchased, it would have to exercise the option to realize any profit. The inability to enter into a closing purchase transaction for a covered call option written by a Fund could cause material losses because a Fund would be unable to sell the investment used as a cover for the written option until the option expires or is exercised.
The writing and purchasing of options is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. Imperfect correlation between options and the securities markets may detract from the effectiveness of attempted hedging. Transactions using OTC options (other than options purchased by a
Fund) expose a Fund to counterparty risk. To the extent required by Securities and Exchange Commission (“SEC”) guidelines, a Fund will not enter into any options transactions unless it owns either (i) an offsetting (“covered”) position in securities, other options, or futures or (ii) cash and liquid obligations with a value sufficient at all times to cover its potential obligations to the extent not covered as provided in (i) above. A Fund will also earmark or set aside cash and/or appropriate liquid assets in a segregated custodial account as required by SEC and U.S. Commodity Futures Trading Commission regulations. Assets used as cover or held in a segregated account cannot be sold while the position in the corresponding option or futures contract is open, unless they are replaced with similar assets. As a result, the commitment of a large portion of a Fund’s assets to earmarking or segregated accounts as a cover could impede portfolio management or a Fund’s ability to meet redemption requests or other current obligations.
The Funds' written options contracts are disclosed in the Statements of Assets and Liabilities under “Written options, at value," in a table in the Statements of Investments and in the Statements of Operations under “Net realized gains (losses) from expiration or closing of option contracts written" and “Net change in unrealized appreciation/depreciation in the value of option contracts written," as applicable.
The Funds' purchased options are disclosed in the Statements of Assets and Liabilities under “Investment securities of unaffiliated issuers, at value,” in the Statements of Investments and in the Statements of Operations under “Net realized gains (losses) from transactions in investment securities of unaffiliated issuers” and “Net change in unrealized appreciation/depreciation in the value of investment securities of unaffiliated issuers," as applicable.
As of April 30, 2026, the Funds had no open option contracts.

Fixed Income Funds - April 30, 2026 (Unaudited) - Notes to Financial Statements - 85
(e) Swap Contracts
Credit Default Swap Contracts — Certain Funds entered into credit default swap contracts. Credit default swap contracts are either privately negotiated agreements between the Fund and a counterparty or traded through a futures commission merchant and cleared through a clearinghouse that serves as a central counterparty.
Investments in credit default swap contracts are utilized to expose a Fund’s cash holdings to the investment characteristics and performance of the high-yield bond market or selected credit markets while maintaining liquidity to satisfy shareholder activity, to manage broad credit market spread exposure and/or to create synthetic long and short exposure to select credit and sovereign debt securities, as applicable, to meet each Fund's stated investment strategies as shown in the Fund's Prospectus.
Each Fund segregates liquid assets to cover its obligations under its credit default swap contracts.
Upfront premiums received or paid at the beginning of the initiation period are included in the Statements of Assets and Liabilities under “Swap contracts, at value” for OTC swaps and under “Receivable/payable for variation margin on centrally cleared swap contracts” for centrally cleared swaps, as applicable.
These upfront premiums are amortized and accreted daily and are recorded as realized gains or losses on the Statements of
Operations upon maturity or termination of the credit default swap contract.
As the protection purchaser in a credit default swap contract, the Fund pays the counterparty a periodic stream of payments over the term of the contract, provided that no credit event or default (or similar event) occurs. However, the Fund is required to receive the par (or other agreed-upon) value of a referenced debt obligation from the counterparty in the event of a default (or similar event) by a third party, such as a U.S. or foreign issuer, on the debt obligation. If a credit event or default (or similar event) occurs, the Fund either (i) receives from the counterparty an amount equal to the notional amount of the swap and the counterparty takes delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index, or (ii)
receives from the counterparty a net settlement amount in the form of cash or securities to the notional amount of the swap and the recovery value of the referenced obligation or underlying securities comprising the referenced index. As the purchaser in a credit default swap contract, the Fund’s investment would generate income only in the event of an actual default (or similar event) by the issuer of the underlying obligation.
As the protection seller in a credit default swap contract, a Fund receives from the counterparty a periodic stream of payments over the term of the contract, provided that no credit event or default (or similar event) occurs. However, a Fund is required to pay the par (or other agreed-upon) value of a referenced debt obligation to the counterparty in the event of a default (or similar event) by a third party, such as a U.S. or foreign issuer, on the debt obligation. In return, if no credit event or default (or similar event) occurs, a
Fund keeps the stream of payments and would have no payment of obligations.
If a credit event or default (or similar event) occurs, a Fund either (i) pays to the counterparty an amount equal to the notional amount of the swap and takes delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index, or (ii) pays the counterparty a net settlement amount in the form of cash or securities to the notional amount of the swap and the recovery value of the referenced obligation or underlying securities comprising the referenced index. By selling a credit default swap contract, a Fund effectively adds economic leverage to its portfolio because, in addition to its total net assets, a
Fund is subject to investment exposure on the notional amount of the swap.
Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices include high-yield securities. Credit indices are traded using credit default swap contracts with standardized terms including a fixed spread and standard maturity dates. An index credit default swap contract references all the names in the index, and if there is a default, the credit event is settled based on the name’s weight in the index. For most indices, each name has an equal weight in the index. The composition of the indices changes periodically. The use of credit default swap contracts on indices is often less expensive than it would be to buy many issuer-specific credit default swap contracts to achieve a similar effect.
Credit default swap contracts are marked-to-market daily based on valuations from independent pricing services. Credit default swap contracts are generally categorized as Level 2 investments within the hierarchy.

86 - Notes to Financial Statements - April 30, 2026 (Unaudited) - Fixed Income Funds
Implied credit spreads are utilized in determining the market value of credit default swap agreements on credit indices and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. Implied credit spreads utilized in valuing each Fund’s investments as of April 30, 2026 are disclosed in the Statements of Investments. The implied credit spread of a particular referenced entity reflects the cost of selling protection on such entity’s debt, and may include upfront payments required to be made to enter into the agreement. For credit default swap agreements on credit indices, the quoted market prices and resulting value serve as the indicator of the current status of the payment/performance risk. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
Certain clearinghouses currently offer clearing for limited types of derivatives transactions, such as credit derivatives. In a centrally cleared credit default swap contract, immediately following execution of the swap agreement, the swap agreement is novated to a central counterparty (the “CCP”) and a Fund’s counterparty on the swap agreement becomes the CCP. A Fund is required to interface with the CCP through a broker. Upon entering into a centrally cleared swap contract, a Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Securities deposited as initial margin are designated on the Statement of Investments and cash deposited is recorded on the Statements of Assets and Liabilities as cash pledged for centrally cleared swap contracts. The daily change in valuation of centrally cleared credit default swap contracts is recorded as a receivable or payable for variation margin on centrally cleared swap contracts. Payments received from (paid to) the counterparty, including at termination, are recorded as realized gains (losses) in the Statements of Operations.
Interest Rate Swap Contracts — Certain Funds entered into interest rate swap contracts to hedge against investment risks, to manage portfolio duration, to obtain exposure to the investment characteristics of certain bonds or groups of bonds, and/or to otherwise increase returns, as applicable, to meet each Fund's stated investment strategies as shown in the Fund's Prospectus.
Interest rate swap contracts are swaps contracts in which the parties exchange their rights to receive payments on a security or other reference rate. For example, the parties might swap the right to receive floating rate payments for the right to receive fixed rate payments. The Funds have segregated liquid assets to cover their obligations under the interest rate swap contract.
Interest rate swap contracts are valued daily and unrealized appreciation (depreciation) is recorded. Certain interest rate swap contracts may accrue periodic interest on a daily basis as a component of unrealized appreciation (depreciation); a Fund will realize a gain or loss upon the payment or receipt of accrued interest. A Fund will realize a gain or a loss when the interest rate swap is terminated. The use of interest rate swap contracts involves the risk that the investment adviser will not accurately predict anticipated changes in interest rates, which may result in losses to a Fund. Interest rate swap contracts also involve the possible failure of a counterparty to perform in accordance with the terms of the swap agreement. If a counterparty defaults on its obligations under a swap agreement, a Fund may lose any amount it expected to receive from the counterparty, potentially including amounts in excess of a Fund’s initial investment. Interest rate swap contracts are marked-to-market daily based on valuations from an independent pricing service. Interest rate swap contracts are generally categorized as Level 2 investments within the hierarchy.
The Funds' swap agreements are disclosed in the Statements of Assets and Liabilities under “Swap contracts, at value” for over-the counter (“OTC”) swaps and under “Receivable/payable for variation margin on centrally cleared swap contracts” for centrally cleared swaps, in a table in the Statement of Investments, and in the Statements of Operations under “Net realized gains
(losses) from expiration or closing of swap contracts” and “Net change in unrealized appreciation/depreciation in the value of swap contracts," as applicable.
As of April 30, 2026, the Funds had no open swap contracts.
(f) Forward Foreign Currency Contracts
Certain Funds entered into forward foreign currency contracts in connection with planned purchases or sales of securities denominated in a foreign currency and/or to hedge the U.S. dollar value of portfolio securities denominated in a foreign currency, to express a view on a foreign currency vs. the U.S. dollar or other foreign currency, to hedge the U.S. dollar value of portfolio securities denominated in a foreign currency, and/or to seek to protect against anticipated changes in future foreign currency exchange rate, as applicable, to meet each Fund's stated investment strategies as shown in the Fund's Prospectus.
A forward foreign currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. Forward foreign currency contracts are generally valued at the mean of the last quoted bid and ask prices, as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level 2 investments within the hierarchy. The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. All commitments are marked-to-market daily at the applicable exchange rates and any resulting unrealized appreciation or depreciation is recorded.

Fixed Income Funds - April 30, 2026 (Unaudited) - Notes to Financial Statements - 87
Realized gains or losses are recorded at the time the forward foreign currency contract matures or at the time of delivery of the currency. Forward foreign currency contracts entail the risk of unanticipated movements in the value of the foreign currency relative to the U.S. dollar, and the risk that the counterparties to the contracts may be unable to meet their obligations under the contract.
The Funds' forward foreign currency contracts are disclosed in the Statements of Assets and Liabilities under “Unrealized appreciation/(depreciation) on forward foreign currency contracts,” in a table in the Statement of Investments and in the Statements of Operations under “Net realized gains (losses) from settlement of forward foreign currency contracts” and “Net change in unrealized appreciation/depreciation in the value of forward foreign currency contracts,” as applicable.
As of April 30, 2026, the Funds had no open forward foreign currency contracts.
(g) Futures Contracts
Certain Funds are subject to equity price and/or interest rate risk in the normal course of pursuing their objectives. Certain Funds entered into financial futures contracts (“futures contracts”) to manage currency risk, to equitize cash balances, to more efficiently manage the portfolio, to modify exposure to volatility, to increase or decrease the baseline equity exposure, to gain exposure to and/or hedge against changes in interest rates, for the purpose of managing active risk in the portfolio, to gain exposure to and/
or hedge against the value of equities and/or to gain exposure to foreign currencies, as applicable, to meet each Fund's stated
investment strategies as shown in the Fund's Prospectus. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.
Upon entering into a futures contract, a Fund is required to segregate an initial margin deposit of cash and/or other assets equal to a certain percentage of the futures contract’s notional value. Under a futures contract, a Fund agrees to receive from or pay to a broker an amount of cash equal to the daily fluctuation in value of the futures contract. Subsequent receipts or payments, known as
“variation margin” receipts or payments, are made each day, depending on the fluctuation in the fair value of the futures contract, and are recognized by a Fund as unrealized gains or losses. Futures contracts are generally valued daily at their settlement price as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level
1 investments within the hierarchy.
A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price or amount at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future. When a futures contract is closed, a Fund records a realized gain or loss equal to the difference between the value of the futures contract at the time it was opened and its value at the time it was closed.
Should market conditions change unexpectedly, a Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets. A Fund’s investments in futures contracts entail limited counterparty credit risk because a Fund invests only in exchange traded futures contracts, which are settled through the exchange and whose fulfillment is guaranteed by the credit of the exchange.
The Funds' futures contracts are reflected in the Statements of Assets and Liabilities under “Receivable/Payable for variation margin on futures contracts," in a table in the Statement of Investments and in the Statements of Operations under “Net realized gains (losses) from expiration or closing of futures contracts” and “Net change in unrealized appreciation/depreciation in the value of futures contracts,” as applicable.
The following is a summary of the Funds’ derivative instruments categorized by risk exposure as of April 30, 2026:
Fair Values of Derivatives Not Accounted for as Hedging Instruments as of April 30, 2026:
Core Plus Bond
Assets: Statements of Assets and Liabilities Fair Value
Futures Contracts#
Interest rate risk Receivable/payable for variation margin on futures contracts $ 27,412
Total $ 27,412

88 - Notes to Financial Statements - April 30, 2026 (Unaudited) - Fixed Income Funds
The Effect of Derivative Instruments on the Statements of Operations for the Six Months Ended April 30, 2026:
Liabilities: Fair Value
Futures Contracts#
Interest rate risk Receivable/payable for variation margin on futures contracts $ (423,536)
Total $ (423,536)
Core Bond
Liabilities: Statements of Assets and Liabilities Fair Value
Futures Contracts#
Interest rate risk Receivable/payable for variation margin on futures contracts $ (1,102,346)
Total $ (1,102,346)
Short Term Bond
Assets: Statements of Assets and Liabilities Fair Value
Futures Contracts#
Interest rate risk Receivable/payable for variation margin on futures contracts $ 82,570
Total $ 82,570
# Includes cumulative appreciation/(depreciation) of futures contracts as reported in the Statement of Investments. Only current day's variation margin is reported within the Statements of Assets and Liabilities.
Inflation-Protected Securities
Realized Gains (Losses): Total
Futures Contracts
Interest rate risk $ (201,972)
Total $ (201,972)
Core Plus Bond
Realized Gains (Losses): Total
Futures Contracts
Interest rate risk $ (2,927)
Total $ (2,927)
Core Bond
Realized Gains (Losses): Total
Futures Contracts
Interest rate risk $ 885,321
Total $ 885,321
Short Term Bond
Realized Gains (Losses): Total
Futures Contracts
Interest rate risk $ 25,809
Total $ 25,809

Fixed Income Funds - April 30, 2026 (Unaudited) - Notes to Financial Statements - 89
Change in Unrealized Appreciation/Depreciation on Derivatives Recognized in the Statements of Operations for the Six
Months Ended April 30, 2026:
The following is a summary of the Funds' average volume of derivative instruments held for the six months ended April 30, 2026:
The Funds are required to disclose information about offsetting and related arrangements to enable users of the financial statements to understand the effect of those arrangements on the Funds’ financial position. In order to better define its contractual rights and to secure rights that will help certain Funds mitigate their counterparty risk, certain Funds entered into an International
Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or a similar agreement with each of their derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between certain Funds and a counterparty that governs OTC derivatives and forward foreign currency contracts and typically contains, among other things, collateral posting items, if applicable, and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, certain Funds may, under certain circumstances, offset with the counterparty certain derivative financial instrument’s payables
Inflation-Protected Securities
Unrealized Appreciation/Depreciation: Total
Futures Contracts
Interest rate risk $ (8,500)
Total $ (8,500)
Core Plus Bond
Unrealized Appreciation/Depreciation: Total
Futures Contracts
Interest rate risk $ (544,000)
Total $ (544,000)
Core Bond
Unrealized Appreciation/Depreciation: Total
Futures Contracts
Interest rate risk $ (1,781,850)
Total $ (1,781,850)
Short Term Bond
Unrealized Appreciation/Depreciation: Total
Futures Contracts
Interest rate risk $ 79,858
Total $ 79,858
Inflation-Protected Securities
Futures Contracts:
Average Notional Balance Long $ 11,780,354
Core Plus Bond
Futures Contracts:
Average Notional Balance Long $ 30,540,565
Average Notional Balance Short $ 8,827,506
Core Bond
Futures Contracts:
Average Notional Balance Long $ 26,957,061
Average Notional Balance Short $ 5,965,621
Short Term Bond
Futures Contracts:
Average Notional Balance Long $ 595,929
Average Notional Balance Short $ 3,755,711

90 - Notes to Financial Statements - April 30, 2026 (Unaudited) - Fixed Income Funds
and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master
Agreement typically permit a single net payment in the event of default (close-out netting) including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events. The counterparty is a financial institution.
For financial reporting purposes, certain Funds do not offset derivative assets and derivative liabilities that may be subject to netting arrangements on the “Statements of Assets and Liabilities".
As of April 30, 2026, the centrally cleared swaps agreements do not provide for a netting arrangement. As of April 30, 2026, certain
Funds may have entered into futures contracts. These futures contract agreements do not provide for netting arrangements.
(h) TBA
The Funds may invest in TBA mortgage-backed securities. A TBA, or “To Be Announced,” trade represents a contract for the purchase or sale of mortgage-backed securities to be delivered at a future agreed-upon date; however, the specific mortgage pool numbers or the number of pools that will be delivered to fulfill the trade obligation or terms of the contract are unknown at the time of the trade. Mortgage pools (including fixed-rate or variable-rate mortgages) guaranteed by the Government National Mortgage
Association, or GNMA, the Federal National Mortgage Association, or FNMA, or the Federal Home Loan Mortgage Corporation, or
FHLMC, are subsequently allocated to the TBA transactions. TBAs involve a risk of loss if the value of the security to be purchased or sold declines or increases, respectively, prior to the settlement date. TBAs are valued at the bid evaluation price as provided by an independent pricing service approved by the Board.
The Funds may also enter into TBA sale commitments to hedge its portfolio positions, to sell mortgage-backed securities it owns under delayed delivery arrangements or to take a short position in mortgage-backed securities. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, either equivalent deliverable securities or an offsetting TBA purchase commitment deliverable on or before the sale commitment date are held as “cover” for the transaction, or other liquid assets in an amount equal to the notional value of the TBA sale commitment are segregated. If the TBA sale commitment is closed through the acquisition of an offsetting TBA purchase commitment, a Fund realizes a gain or loss based upon the unit price of the acquisition. If a Fund delivers securities under the commitment, the Fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.
(i) Securities Lending
During the six months ended April 30, 2026, certain Funds entered into securities lending transactions. To generate additional income, the Funds lent their portfolio securities, up to 33 1/3% of the total assets of a Fund, to brokers, dealers, and other financial institutions.
JPMorgan serves as securities lending agent for the securities lending program for the Funds. Securities lending transactions are considered to be overnight and continuous and can be terminated by a Fund or the borrower at any time.
The Funds receive payments from JPMorgan equivalent to any dividends and/or interest while on loan, in lieu of income which is included as “Dividend income” and/or “Interest income”, as applicable, on the Statements of Operations. The Funds also receive interest that would have been earned on the securities loaned while simultaneously seeking to earn income on the investment of cash collateral or receiving a fee with respect to the receipt of non-cash collateral. Securities lending income includes any fees charged to borrowers less expenses associated with the loan. Income from the securities lending program is recorded when earned from JPMorgan and reflected in the Statements of Operations under “Income from securities lending (net of fees)”. There may be risks of delay or restrictions in recovery of the securities or disposal of collateral should the borrower of the securities fail financially. Loans are made, however, only to borrowers deemed by JPMorgan to be of good standing and creditworthy. Loans are subject to termination by the Funds or the borrower at any time, and, therefore, are not considered to be illiquid investments. For
Funds to which JPMorgan is not an affiliate, JPMorgan receives a fee based on a percentage of earnings (less any rebates paid to the borrower) derived from the investment of cash collateral, or a percentage of the fee paid by the borrower for loans collateralized by non-cash collateral. For Funds to which JPMorgan is an affiliate, JPMorgan receives a flat fee based on a percentage of the market value of loaned securities.

Fixed Income Funds - April 30, 2026 (Unaudited) - Notes to Financial Statements - 91
In accordance with guidance presented in FASB Accounting Standards Update 2014-11, Balance Sheet (Topic) 860: Repurchase-
to-Maturity Transactions, Repurchase Financings, and Disclosures, liabilities under the outstanding securities lending transactions as of April 30, 2026, which were comprised of money market funds and repurchase agreements purchased with cash collateral, as shown on each Fund's Statement of Investments, were as follows:
The Trust’s securities lending policies and procedures require that the borrower (i) deliver cash or U.S. Government securities as collateral with respect to each new loan of U.S. securities, equal to at least 102% of the value of the portfolio securities loaned, and with respect to each new loan of non-U.S. securities, collateral of at least 105% of the value of the portfolio securities loaned;
and (ii) at all times thereafter mark-to-market the collateral on a daily basis so that the market value of such collateral is at least
100% of the value of securities loaned. Cash collateral received is generally invested in money market funds and joint repurchase agreements and shown in the Statement of Investments and included in calculating the Fund’s total assets. U.S. Government securities received as collateral, if any, are held in safe-keeping by JPMorgan or The Bank of New York Mellon and cannot be sold or repledged by the Funds and accordingly are not reflected in the Fund’s total assets. For additional information on the non-cash collateral received, if any, please refer to the Statement of Investments.
The Securities Lending Agency Agreement between the Trust and JPMorgan provides that in the event of a default by a borrower with respect to any loan, the Fund may terminate the loan and JPMorgan will exercise any and all remedies provided under the applicable borrower agreement to make the Fund whole. These remedies include purchasing replacement securities by applying the collateral held from the defaulting borrower against the purchase cost of the replacement securities. If, despite such efforts by JPMorgan to exercise these remedies, the collateral is less than the purchase cost of the replacement securities, JPMorgan is responsible for such shortfall, subject to certain limitations which are set forth in detail in the Securities Lending Agency Agreement.
As of April 30, 2026, the Securities Lending Agency Agreement does not permit the Funds to enforce a netting arrangement.
(j) Joint Repurchase Agreements
During the six months ended April 30, 2026, certain Funds, along with other series of the Trust, pursuant to procedures adopted by the Board of Trustees and applicable guidance from the SEC, transferred cash collateral received from securities lending transactions, through a joint account at JPMorgan, the Funds' custodian, the daily aggregate balance of which is invested in one or more joint repurchase agreements (“repo” or collectively “repos”) collateralized by U.S. Treasury or federal agency obligations.
For repos, each Fund participates on a pro rata basis with other clients of JPMorgan in its share of the underlying collateral under such repos and in its share of proceeds from any repurchase or other disposition of the underlying collateral. In repos, the seller of a security agrees to repurchase the security at a mutually agreed-upon time and price, which reflects the effective rate of return for the term of the agreement. For repos, The Bank of New York Mellon or JPMorgan takes possession of the collateral pledged for investments in such repos. The underlying collateral is valued daily on a mark-to-market basis to ensure that the value is equal to or greater than the repurchase price, including accrued interest. In the event of default of the obligation to repurchase, the Funds have the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Funds may be delayed or limited.
Fund
Amounts of
Liabilities Presented
in the Statements
of Assets and
Liabilities
Core Plus Bond $ 4,074,948
Core Bond 19,136,173
Short Term Bond 19,035,432

92 - Notes to Financial Statements - April 30, 2026 (Unaudited) - Fixed Income Funds
As of April 30, 2026, certain Funds' investment in joint repos was subject to an enforceable netting arrangement. The Funds'
proportionate holding in joint repos was as follows:
As of April 30, 2026, the joint repos on a gross basis were as follows:
CF Secured, LLC, 3.61%, dated 4/30/2026, due 5/1/2026, repurchase price $240,558,197, collateralized by U.S. Government
Treasury Securities, ranging from 0.00% - 6.13%, maturing 5/15/2026 - 2/15/2056; total market value $245,369,361.
Marex Capital Markets, Inc., 3.69%, dated 4/30/2026, due 5/1/2026, repurchase price $37,003,795, collateralized by U.S.
Government Treasury Securities, ranging from 0.00% - 4.75%, maturing 6/11/2026 - 2/15/2056; total market value $37,743,879.
Nomura Securities International, Inc., 3.63%, dated 4/30/2026, due 5/1/2026, repurchase price $34,003,429, collateralized by U.S. Government Treasury Securities, ranging from 0.00% - 4.38%, maturing 11/15/2026 - 2/15/2055; total market value
$34,683,833.
Santander US Capital Markets, 3.64%, dated 4/30/2026, due 5/1/2026, repurchase price $54,015,460, collateralized by
U.S. Government Treasury Securities, ranging from 1.63% - 6.25%, maturing 11/30/2026 - 2/15/2054; total market value
$55,095,772.
Santander US Capital Markets, 3.65%, dated 4/30/2026, due 5/1/2026, repurchase price $80,008,113, collateralized by U.S.
Government Agency and Treasury Securities, ranging from 0.01% - 5.00%, maturing 4/30/2027 - 7/25/2054; total market value
$81,608,282.
Core Plus Bond
Gross Amounts
not Offset in the
Statements of
Assets and
Liabilities
Counterparty
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statements of
Assets and
Liabilities
Net Amounts
of Assets Presented
in the Statements of
Assets and
Liabilities
Collateral
Received
*
Net
Amounts
of Assets
CF Secured, LLC $ 1,874,948 $ – $ 1,874,948 $ (1,874,948) $ –
Nomura Securities
International, Inc. 2,000,000 – 2,000,000 (2,000,000) –
Total $ 3,874,948 $ – $ 3,874,948 $ (3,874,948) $ –
Core Bond
Gross Amounts
not Offset in the
Statements of
Assets and
Liabilities
Counterparty
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statements of
Assets and
Liabilities
Net Amounts
of Assets Presented
in the Statements of
Assets and
Liabilities
Collateral
Received
*
Net
Amounts
of Assets
CF Secured, LLC $ 8,336,173 $ – $ 8,336,173 $ (8,336,173) $ –
Santander US Capital
Markets 10,000,000 – 10,000,000 (10,000,000) –
Total $ 18,336,173 $ – $ 18,336,173 $ (18,336,173) $ –

Fixed Income Funds - April 30, 2026 (Unaudited) - Notes to Financial Statements - 93
During the six months ended April 30, 2026, Government Money Market, along with another series of Nationwide Variable
Insurance Trust (“NVIT”), pursuant to procedures adopted by the Board of Trustees and applicable guidance from the SEC, transferred cash through a joint account at JPMorgan, Government Money Market’s custodian, the daily aggregate balance of which is invested in one or more joint repurchase agreements (“repo” or collectively “repos”) collateralized by U.S. Treasury or federal agency obligations. In a repo, the seller of a security agrees to repurchase the security at a mutually agreed-upon time and price, which reflects the effective rate of return for the term of the agreement. For repos, The Bank of New York Mellon or
JPMorgan takes possession of the collateral pledged for investments in such repos. The underlying collateral is valued daily on a mark-to-market basis to ensure that the value is equal to or greater than the repurchase price, including accrued interest. In the event of default of the obligation to repurchase, Government Money Market has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by Government Money Market may be delayed or limited.
Short Term Bond
Gross Amounts
not Offset in the
Statements of
Assets and
Liabilities
Counterparty
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statements of
Assets and
Liabilities
Net Amounts
of Assets Presented
in the Statements of
Assets and
Liabilities
Collateral
Received
*
Net
Amounts
of Assets
CF Secured, LLC $ 9,035,432 $ – $ 9,035,432 $ (9,035,432) $ –
Marex Capital
Markets, Inc. 6,000,000 – 6,000,000 (6,000,000) –
Santander US Capital
Markets 1,000,000 – 1,000,000 (1,000,000) –
Santander US Capital
Markets 2,000,000 – 2,000,000 (2,000,000) –
Total $ 18,035,432 $ – $ 18,035,432 $ (18,035,432) $ –
* As of April 30, 2026, the value of the collateral received exceeded the market value of the Fund’s proportionate holding in the joint repos. Please refer to the Statement of Investments for the Fund’s undivided interest in each joint repo and related collateral.
As of April 30, 2026, the joint repos on a gross basis were as follows:
Banco Santander SA, 3.65%, dated 4/30/2026, due 5/1/2026, repurchase price $309,031,329, collateralized by U.S.
Government Agency and Treasury Securities, ranging from 0.86% - 8.00%, maturing 6/15/2027 - 6/1/2063; total market value
$203,522,098.
Canadian Imperial Bank of Commerce, 3.65%, dated 4/30/2026, due 5/1/2026, repurchase price $225,022,812, collateralized by
U.S. Government Agency and Treasury Securities, ranging from 0.00% - 8.00%, maturing 5/28/2026 - 10/16/2067; total market value $149,517,496.
MUFG Securities Ltd., 3.64%, dated 4/30/2026, due 5/1/2026, repurchase price $88,008,898, collateralized by U.S. Government
Treasury Securities, ranging from 0.00% - 7.00%, maturing 5/28/2026 - 2/15/2055; total market value $36,311,428.
MUFG Securities Ltd., 3.65%, dated 4/30/2026, due 5/1/2026, repurchase price $115,011,660, collateralized by U.S.
Government Agency and Treasury Securities, ranging from 0.00% - 6.50%, maturing 5/25/2026 - 8/20/2062; total market value
$41,205,444.
RBC Dominion Securities, Inc., 3.65%, dated 4/30/2026, due 5/1/2026, repurchase price $90,009,125, collateralized by U.S.
Government Agency and Treasury Securities, ranging from 0.00% - 6.50%, maturing 5/31/2027 - 3/25/2056; total market value
$84,683,856.

94 - Notes to Financial Statements - April 30, 2026 (Unaudited) - Fixed Income Funds
As of April 30, 2026, Government Money Market’s investment in joint repos was subject to an enforceable netting arrangement.
The Fund’s proportionate holding in joint repos was as follows:
(k) Security Transactions and Investment Income
Security transactions are accounted for on the date the security is purchased or sold. Security gains and losses are calculated on the identified cost basis. Interest income is recognized on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts, and is recorded as such on a Fund’s Statement of Operations. Inflation adjustments to the face amount of inflation-indexed securities are included in interest income on a Fund’s Statement of Operations, as applicable.
In the event that a deflation reduction exceeds total interest income, the amount characterized as deflation is recorded as an increase to the cost of investments in the Statements of Assets and Liabilities if the security is still held; otherwise it is recorded as an adjustment to realized gain/loss from investment transactions in the Statements of Operations. For securities with paydown provisions, principal payments received are treated as a proportionate reduction to the cost basis of the securities, and excess or shortfall amounts are recorded as income. Dividend income and expenses, as applicable, are recorded on the ex-dividend date and are recorded as such on a Fund’s Statement of Operations, except for certain dividends from foreign securities, which are recorded as soon as the Trust is informed on or after the ex-dividend date. Income from non-cash dividends, if any, is recorded at the fair value of the securities and is recorded as such on a Fund’s Statement of Operations.
Foreign income and capital gains may be subject to foreign withholding taxes, a portion of which may be reclaimable, and capital gains taxes at various rates. Under applicable foreign law, a withholding tax may be imposed on interest and dividends paid by a foreign security and capital gains from the sale of a foreign security. Foreign income or capital gains subject to foreign withholding taxes are recorded net of the applicable withholding tax.
For certain securities, including a real estate investment trust (“REIT”), a Fund records distributions received in excess of earnings and profits of such security as a reduction of cost of investments and/or realized gain (referred to as a return of capital). Additionally, a REIT may characterize distributions it pays as long-term capital gains. Such distributions are based on estimates if actual amounts are not available. Actual distributions of income, long-term capital gain and return of capital may differ from the estimated amounts. A Fund will recharacterize the estimated amounts of the components of distributions as necessary, once the issuers provide information about the actual composition of the distributions. Any portion of a distribution deemed a return of capital is generally not taxable to a Fund.
A Fund records as dividend income the amount characterized as ordinary income and records as realized gain the amount characterized by a REIT as long-term capital gain in the Statements of Operations. The amount characterized as return of capital is a reduction to the cost of investments in the Statements of Assets and Liabilities if the security is still held; otherwise it is recorded
Government Money Market
Gross Amounts
not Offset in the
Statements of
Assets and
Liabilities
Counterparty
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statements of
Assets and
Liabilities
Net Amounts
of Assets Presented
in the Statements of
Assets and
Liabilities
Collateral
Received
*
Net
Amounts
of Assets
Banco Santander SA $ 109,000,000 $ – $ 109,000,000 $ (109,000,000) $ –
Canadian Imperial
Bank of Commerce 75,000,000 – 75,000,000 (75,000,000) –
MUFG Securities Ltd. 10,000,000 – 10,000,000 (10,000,000) –
MUFG Securities Ltd. 40,000,000 – 40,000,000 (40,000,000) –
RBC Dominion
Securities, Inc. 50,000,000 – 50,000,000 (50,000,000) –
Total $ 284,000,000 $ – $ 284,000,000 $ (284,000,000) $ –
* As of April 30, 2026, the value of the collateral received exceeded the market value of the Fund’s proportionate holding in the joint repos. Please refer to the Statement of Investments for the Fund’s undivided interest in each joint repo and related collateral.

Fixed Income Funds - April 30, 2026 (Unaudited) - Notes to Financial Statements - 95
as an adjustment to realized gains (losses) from transactions in investment securities in the Statements of Operations. These characterizations are reflected in the accompanying financial statements.
(l) Distributions to Shareholders
Distributions from net investment income, if any, are declared daily and paid monthly for Government Money Market, Core Bond, and Short Term Bond and declared and paid quarterly for Core Plus Bond and Inflation-Protected Securities. Distributions from net realized capital gains, if any, are declared and distributed at least annually. All distributions are recorded on the ex-dividend date.
Each Fund may use earnings and profits distributed to shareholders on the redemption of shares as part of the dividends paid deduction.
Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are considered either permanent or temporary. Permanent differences are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. These reclassifications have no effect upon the NAV of a Fund. Any distribution in excess of current and accumulated earnings and profits for federal income tax purposes is reported as a return of capital distribution.
(m) Federal Income Taxes
Each Fund elected to be treated as, and intends to qualify each year as, a “regulated investment company” ("RIC") by complying with the requirements of Subchapter M of the U.S. Internal Revenue Code of 1986 (the "Code"), as amended, and to make distributions of net investment income and net realized capital gains sufficient to relieve the Fund from all, or substantially all, federal income taxes. Therefore, no federal income tax provision is required.
A Fund recognizes a tax benefit from an uncertain position only if it is more likely than not that the position is sustainable, based solely on its technical merits and consideration of the relevant taxing authorities’ widely understood administrative practices and precedents. Each year, a Fund undertakes an affirmative evaluation of tax positions taken or expected to be taken in the course of preparing tax returns to determine whether it is more likely than not (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority.
The Funds file U.S. federal income tax returns and, if applicable, returns in various foreign jurisdictions in which they invest.
Generally, a Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
(n) Allocation of Expenses, Income and Gains and Losses
Expenses directly attributable to a Fund are charged to that Fund. Expenses not directly attributable to a Fund are allocated proportionally among various or all series of the Trust. Certain non asset-based expenses are estimated and accrued daily.
Expense estimate true-ups are recorded routinely and could result in negative expenses on the Statements of Operations, as applicable. Income, fund level expenses, and realized and unrealized gains or losses are allocated to each class of shares of a
Fund based on the value of the outstanding shares of that class relative to the total value of the outstanding shares of that Fund.
Expenses specific to a class (such as Rule 12b-1 and administrative services fees) are charged to that specific class.
(o) Reportable Segment Disclosure
The Principal Executive Officer acts as the Funds’ Chief Operating Decision Maker (“CODM’) and is responsible for assessing performance and allocating resources with respect to the Funds. The CODM has concluded that each Fund operates as a single operating segment since the Funds each have a single investment strategy as disclosed in its prospectus, against which the
CODM assesses performance. The financial information provided to and reviewed by the CODM is presented within the Funds’
financial statements.
3. Transactions with Affiliates
Under the terms of the Trust’s Investment Advisory Agreement, NFA manages the investments of the assets and supervises the daily business affairs of the Funds in accordance with policies and procedures established by the Board of Trustees. NFA has selected the subadviser for each Fund as noted below, and provides investment management evaluation services in monitoring, on an ongoing basis, the performance of the subadvisers.

96 - Notes to Financial Statements - April 30, 2026 (Unaudited) - Fixed Income Funds
As of April 30, 2026, the subadviser for each Fund is as follows:
Under the terms of the Investment Advisory Agreement, each Fund pays NFA an investment advisory fee based on that Fund’s average daily net assets. Investment advisory fee and other related party transaction fees are paid monthly. During the six months ended April 30, 2026, the Funds paid investment advisory fees to NFA according to the following schedule.
The Trust and NFA have entered into a written contract waiving a portion of investment advisory fees of the Funds as listed in the following table until March 2, 2027.
During the six months ended April 30, 2026, the following table provides the waiver of such investment advisory fees by NFA for which NFA shall not be entitled to later seek recoupment.
Fund Subadviser
Government Money Market Dreyfus Cash Investment Strategies
Inflation-Protected Securities Nationwide Asset Management, LLC ("NWAM")(a)
Core Plus Bond Invesco Adviser, Inc.
Core Bond Loomis, Sayles & Company, LP ("Loomis")
Short Term Bond Loomis
(a) NWAM is an affiliate of NFA.
Fund Fee Schedule
Advisory Fee
(annual rate)
Government Money Market Up to $1 billion 0.30%
$1 billion up to $2 billion 0.28%
$2 billion up to $5 billion 0.26%
$5 billion and more 0.24%
Inflation-Protected Securities Up to $1 billion 0.25%
$1 billion and more 0.23%
Core Plus Bond Up to $500 million 0.45%
$500 million up to $1 billion 0.425%
$1 billion up to $1.5 billion 0.40%
$1.5 billion and more 0.39%
Core Bond Up to $250 million 0.41%
$250 million up to $1 billion 0.385%
$1 billion up to $2 billion 0.36%
$2 billion up to $5 billion 0.335%
$5 billion and more 0.31%
Short Term Bond Up to $500 million 0.35%
$500 million up to $1 billion 0.34%
$1 billion up to $3 billion 0.325%
$3 billion up to $5 billion 0.30%
$5 billion up to $10 billion 0.285%
$10 billion and more 0.275%
Fund
Advisory Fee
Waiver
(annual rate)
Government Money Market 0.027%
Short Term Bond 0.02
Fund Amount
Government Money Market $ 80,286
Short Term Bond 12,768

Fixed Income Funds - April 30, 2026 (Unaudited) - Notes to Financial Statements - 97
For the six months ended April 30, 2026, the effective advisory fee rates before and after voluntary advisory fee waivers and expense reimbursements, due to the expense limitation agreement described below, were as follows:
From these fees, pursuant to the subadvisory agreements, NFA pays fees to the affiliated and unaffiliated subadvisers. NFA paid the affiliated subadviser $57,665 during the six months ended April 30, 2026.
The Trust and NFA have entered into a written Expense Limitation Agreement that limits certain Funds' operating expenses
(excluding any taxes, interest, compensation payable to parties not affiliated with the Adviser for the recovery of tax reclaims, brokerage commissions, Rule 12b-1 fees, acquired fund fees and expenses, short-sale dividend expenses, administrative services fees, other expenses which are capitalized in accordance with generally accepted accounting principles and expenses incurred by a Fund in connection with any merger or reorganization, and may exclude other nonroutine expenses not incurred in the ordinary course of a Fund’s business) from exceeding the amounts listed in the following table until at least March 2, 2027.
NFA may request and receive reimbursement from a Fund for advisory fees waived or other expenses reimbursed by NFA pursuant to the Expense Limitation Agreement at a date not to exceed three years from the date on which the corresponding waiver or reimbursement to the Fund was made. However, no reimbursement may be made unless: (i) the Fund’s assets exceed $100 million and (ii) the total annual expense ratio of the class making such reimbursement is no higher than the amount of the expense limitation that was in place at the time NFA waived the fees or reimbursed the expenses and does not cause the expense ratio to exceed the current expense limitation. Reimbursement by a Fund of amounts previously waived or reimbursed by NFA is not permitted except as provided for in the Expense Limitation Agreement. The Expense Limitation Agreement may be changed or eliminated only with the consent of the Board of Trustees.
As of April 30, 2026, the cumulative potential reimbursements for certain Funds, listed by the period or year in which NFA waived fees or reimbursed expenses to certain Funds are:
During the six months ended April 30, 2026, no amounts were reimbursed to NFA pursuant to the Expense Limitation Agreement, and the Funds have not recorded a commitment or contingent liability.
Fund
Effective Advisory
Fee Rate Before
Contractual* Fee
Waivers and Expense
Reimbursements *
Effective Advisory Fee
Rate After Contractual*
Fee Waivers
Effective Advisory
Fee Rate After
Contractual* Fee
Waivers and Expense
Reimbursements
Government Money Market 0.30% 0.27% 0.27%
Inflation-Protected Securities 0.25 N/A 0.16
Core Plus Bond 0.45 N/A 0.27
Core Bond 0.39 N/A 0.29
Short Term Bond 0.35 0.33 0.26
N/A — Not Applicable.
* Please see above for additional information regarding contractual waivers.
Fund Classes
Amount
(annual rate)
Government Money Market R6 0.59%
Investor 0.59
Service 0.75
Inflation-Protected Securities All Classes 0.30
Core Plus Bond All Classes 0.47
Core Bond All Classes 0.35
Short Term Bond All Classes 0.45
Fund
Fiscal Year 2023
Amount
Fiscal Year 2024
Amount
Fiscal Year 2025
Amount
Six Months Ended
April 30, 2026
Amount Total
Government Money Market $ 76 $ 80 $ 63 $ — $ 219
Inflation-Protected Securities 48,197 121,787 153,607 70,155 393,746
Core Plus Bond — — 250,318 109,339 359,657
Core Bond — 58,979 943,312 473,627 1,475,918
Short Term Bond 32,538 109,068 134,136 42,661 318,403

98 - Notes to Financial Statements - April 30, 2026 (Unaudited) - Fixed Income Funds
NFM, a wholly owned subsidiary of NFS Distributors, Inc. (“NFSDI”) (a wholly owned subsidiary of NFS), provides various administrative and accounting services for the Funds and serves as Transfer and Dividend Disbursing Agent for the Funds. NFM
has entered into agreements with third-party service providers to provide certain sub-administration and sub-transfer agency services to the Funds. NFM pays the service providers a fee for these services.
Under the terms of a Joint Fund Administration and Transfer Agency Agreement, the fees for such services are based on the sum of the following: (i) the amount payable by NFM to its sub-administrator and sub-transfer agent; and (ii) a percentage of the combined average daily net assets of the Trust and Nationwide Variable Insurance Trust (“NVIT”), a Delaware statutory trust and registered investment company that is affiliated with the Trust, according to the following fee schedule.
For the six months ended April 30, 2026, NFM earned an aggregate of $363,310 in fees from the Funds under the Joint Fund
Administration and Transfer Agency Agreement.
Under the terms of the Joint Fund Administration and Transfer Agency Agreement and a letter agreement between NFM and the
Trust, the Trust has agreed to reimburse NFM for certain costs related to each Fund’s portion of ongoing administration, monitoring and annual (compliance audit) testing of the Trust’s Rule 38a-1 Compliance Program subject to the pre-approval of the Trust’s
Audit Committee. These costs are allocated among the series of the Trust based upon their relative net assets. For the six months ended April 30, 2026, the Funds’ aggregate portion of such costs amounted to $4,023.
In addition, the Trust pays out-of-pocket expenses reasonably incurred by NFM in providing services to the Funds and the Trust, including, but not limited to, the cost of pricing services that NFM utilizes and networking fees paid to broker-dealers that provide sub-accounting and sub-transfer agency services to their customers who are Fund shareholders. Such services, which are not otherwise provided by NFM, generally include individual account maintenance and recordkeeping, dividend disbursement, responding to shareholder calls and inquiries, providing statements and transaction confirmations, tax reporting, and other shareholder services. Depending on the nature and quality of the services provided, fees for these services may range from $4 to
$20 per customer per year.
Under the terms of a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act, Nationwide Fund Distributors LLC (“NFD”),
the Funds’ principal underwriter, is compensated by the Funds for expenses associated with the distribution of certain classes of shares of the Funds. NFD is a wholly owned subsidiary of NFSDI. These fees are based on average daily net assets of the respective class of the Funds at an annual rate as listed in the following table.
Pursuant to an Underwriting Agreement, NFD serves as principal underwriter of the Funds in the continuous distribution of their shares and receives commissions in the form of a front-end sales charge on Class A shares. These fees are deducted from, and are not included in, proceeds from sales of Class A shares of the Funds. From these fees, NFD pays sales commissions, salaries and other expenses in connection with generating new sales of Class A shares of the Funds. Core Plus Bond Class A sales charges range from 0.00% to 4.25%, and Bond, Core Bond, Short Term Bond, and Inflation-Protected Securities Class A sales charges range from 0.00% to 2.25% based on the amount of the purchase. During the six months ended April 30, 2026, the Funds imposed aggregate front-end sales charges of $2,358. From these fees, NFD retained a portion amounting to $126.
NFD also receives fees in the form of contingent deferred sales charges (“CDSCs”) on Class A shares. Any CDSC is based on the original purchase price or the current market value of the shares being redeemed, whichever is less. A CDSC is imposed on Class
A shares for certain redemptions made within 18 months of purchase. Applicable Class A CDSCs are 0.75% for Bond, Core Plus
Bond, and Inflation-Protected Securities and 0.50% for Core Bond and Short Term Bond. During the six months ended April 30,
2026, the Funds did not impose CDSCs.
Combined Fee Schedule
Up to $25 billion 0.025%
$25 billion and more 0.020
Fund
Class A
Shares
Service Class
Shares
Government Money Market N/A 0.15%
Inflation-Protected Securities 0.25% N/A
Core Plus Bond 0.25 N/A
Core Bond 0.25 N/A
Short Term Bond 0.25 N/A
N/A — Not Applicable.

Fixed Income Funds - April 30, 2026 (Unaudited) - Notes to Financial Statements - 99
Under the terms of an Administrative Services Plan, the Funds pay fees to servicing organizations, such as broker-dealers, including NFS, and financial institutions, that agree to provide administrative support services to the shareholders of certain classes. These services may include, but are not limited to, the following: (i) establishing and maintaining shareholder accounts;
(ii) processing purchase and redemption transactions; (iii) arranging bank wires; (iv) performing shareholder sub-accounting; (v)
answering inquiries regarding the Funds; and (vi) other such services. These fees are calculated at an annual rate of up to 0.25%
of the average daily net assets of Class A, Eagle Class, Institutional Service Class, Investor, and Service Class shares of each
Fund.
For the six months ended April 30, 2026, the effective rates for administrative services fees were as follows:
For the six months ended April 30, 2026, each Fund’s total administrative services fees were as follows:
The Trust and NFS have entered into a written contract waiving administrative services fees of the Funds according to the following schedule until at least March 2, 2027:
During the six months ended April 30, 2026, each Fund’s waiver of such administrative service fees by NFS, for which NFS shall not be entitled to reimbursement by the Funds for any amount waived, were as follows:
As of April 30, 2026, NFA or its affiliates directly held the percentage of the shares outstanding of the applicable Fund as indicated
in the following table.
4. Line of Credit and Interfund Lending
The Trust, excluding Government Money Market, and NVIT (together, the “Trusts”) renewed the credit agreement with JPMorgan,
The Bank of New York Mellon, and Wells Fargo Bank National Association (the “Lenders”), permitting the Trusts, in the aggregate, to borrow up to $100,000,000. Advances taken by a Fund under this arrangement would be primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. The line of credit requires a commitment fee of 0.15% per year on $100,000,000. Such
Fund Class A Eagle Class
Institutional
Service Class Investor Service Class
Government Money Market N/A N/A N/A 0.10% 0.15%
Inflation-Protected Securities 0.22 % N/A 0.16 % N/A N/A
Core Plus Bond 0.11 N/A 0.07 N/A N/A
Core Bond 0.08 0.07% 0.25 N/A N/A
Short Term Bond 0.10 N/A 0.10 N/A N/A
N/A — Not Applicable.
Fund Amount
Government Money Market $ 194,155
Inflation-Protected Securities 25,079
Core Plus Bond 8,264
Core Bond 394,189
Short Term Bond 13,310
Fund
Class A
Shares
Core Bond 0.01%
Fund Amount
Core Bond $ 419
Fund
% of Shares
Outstanding
Owned
Government Money Market 75.11%
Inflation-Protected Securities 91.11
Core Plus Bond 87.03
Core Bond 83.61
Short Term Bond 80.30

100 - Notes to Financial Statements - April 30, 2026 (Unaudited) - Fixed Income Funds
commitment fee shall be payable quarterly in arrears on the last business day of each March, June, September and December and on the termination date. Borrowings under this arrangement accrued interest at the Federal Funds Rate plus the applicable margin. Interest costs, if any, would be shown on the Statements of Operations. No compensating balances are required under the terms of the line of credit. In addition, a Fund may not draw on any portion of the line of credit that is provided by a bank that is an affiliate of the Fund’s subadviser, if applicable. In addition to any rights and remedies of the Lenders provided by law, each
Lender has the right, upon any amount becoming due and payable by the Fund, to set-off as appropriate and apply all deposits and credits held by or owing to such Lender against such amount, subject to the terms of the credit agreement. The line of credit is renewed annually, and next expires on July 1, 2026. During the six months ended April 30, 2026, the Funds had no borrowings under the line of credit.
Pursuant to an exemptive order issued by the SEC (the “Order”), the Funds may participate in an interfund lending program among
Funds managed by NFA. The program allows the participating Funds to borrow money from and loan money to each other for temporary purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending Funds as compared to rates available through short-term bank loans or investments in overnight repurchase agreements and money market funds, respectively, as detailed in the Order. Further, a Fund may participate in the program only if and to the extent that such participation is consistent with its investment objectives and limitations. Interfund loans have a maximum duration of seven days and may be called on one business day's notice. During the six months ended April 30, 2026, none of the Funds engaged in interfund lending.
5. Investment Transactions
For the six months ended April 30, 2026, purchases and sales of securities (excluding short-term securities) were as follows:
For the six months ended April 30, 2026, purchases and sales of U.S. Government securities (excluding short-term securities)
were as follows:
6. Portfolio Investment Risks
(a) Risks Associated with Variable Rate Securities
Mortgage-Backed Securities — Mortgage-backed securities are fixed-income securities that give the holder the right to receive a portion of principal and/or interest payments made on a pool of residential or commercial mortgage loans. Such securities may be issued or guaranteed by U.S. government agencies or instrumentalities or may be issued by private issuers, generally originators in mortgage loans, including savings and loan associations, mortgage bankers, commercial banks, investment bankers, and special purpose entities. Adjustable rate mortgage-backed securities are collateralized by or represent interests in mortgage loans with variable rates of interest. These variable rates of interest reset periodically to align themselves with market rates. The Fund will not benefit from increases in interest rates to the extent that interest rates rise to the point where they cause the current coupon of the underlying adjustable rate mortgages to exceed any maximum allowable annual or lifetime reset limits (or “cap rates”) for a particular mortgage. During periods of declining interest rates, income to the Fund derived from adjustable rate mortgage-backed securities which remain in a mortgage pool will decrease in contrast to the income on fixed rate mortgage-backed securities, which will remain constant. Adjustable rate mortgages also have less potential for appreciation in value as interest rates decline than do fixed rate investments.
Asset-Backed Securities — Asset-backed securities are fixed-income securities issued by a trust or other legal entity established for the purpose of issuing securities and holding certain assets, such as credit card receivables or auto leases, which pay down over time and generate sufficient cash to pay holders of the securities. Almost any type of fixed-income assets may be used to create an asset-backed security, including other fixed-income securities or derivative instruments such as swaps. Payments or
Fund Purchases Sales
Inflation-Protected Securities $ 9,978,549 $ 17,949,752
Core Plus Bond 303,529,405 307,122,047
Core Bond 468,783,838 491,946,912
Short Term Bond 136,584,033 91,945,843
* Includes purchases and sales of long-term U.S. Government securities, if any.
Fund Purchases Sales
Inflation-Protected Securities $ 8,991,728 $ 12,175,875
Core Plus Bond 84,493,015 84,925,037
Core Bond 107,060,012 162,539,200
Short Term Bond 55,913,213 42,023,520

Fixed Income Funds - April 30, 2026 (Unaudited) - Notes to Financial Statements - 101
distributions of principal and interest on asset-backed securities may be supported by nongovernmental credit enhancements similar to those utilized in connection with mortgage-backed securities. The credit quality of most asset-backed securities depends primarily on the credit quality of the assets underlying such securities, how well the entity issuing the security is insulated from the credit risk of the originator or any other affiliated entities, and the amount and quality of any credit enhancement of the securities.
To the extent a security interest exists, it may be more difficult for the issuer to enforce the security interest as compared to mortgage-backed securities.
Collateralized Mortgage Obligations (“CMOs”) and Multiclass Pass-Through Securities — CMOs are multi-class debt obligations which are collateralized by mortgage loans or pass-through certificates. Multiclass pass-through securities are interests in a trust composed of whole loans or private pass-throughs (referred to as “Mortgage Assets”). Often, CMOs are collateralized by
Government National Mortgage Association Pass-Through Certificates (“Ginnie Maes”), Federal National Mortgage Association
Pass-Through Certificates (“Fannie Maes”), or Federal Home Loan Mortgage Corporation Pass-Through Certificates (“Freddie
Macs”), but also may be collateralized by Mortgage Assets. Payments of principal and interest on the Mortgage Assets, and any reinvestment income thereon, provide the funds to pay debt service on the CMOs or make scheduled distributions on the multiclass pass-through securities. CMOs may be issued by agencies or instrumentalities of the U.S. government, or by private originators of, or investors in, mortgage loans, including savings and loan associations, mortgage banks, commercial banks, investment banks and special purpose subsidiaries of the foregoing. In order to form a CMO, the issuer assembles a package of traditional mortgage-backed pass-through securities, or actual mortgage loans, and uses them as collateral for a multi-class security. Each class of CMOs, often referred to as a “tranche,” is issued at a specified fixed or floating coupon rate and has a stated
maturity or final distribution date. Principal prepayments on the Mortgage Assets may cause the CMOs to be retired substantially earlier than their stated maturities or final distribution dates. Interest is paid or accrues on all classes of the CMOs on a monthly, quarterly or semi-annual basis. As market conditions change, and particularly during periods of rapid or unanticipated changes in market interest rates, the attractiveness of the CMO classes and the ability of the structure to provide the anticipated investment characteristics may be reduced significantly. Such changes can result in volatility in the market value, and in some instances reduced liquidity, of the CMO class.
Stripped Mortgage Securities — Stripped mortgage securities are derivative multiclass mortgage securities. Stripped mortgage securities are structured with two or more classes of securities that receive different proportions of the interest and principal distributions on a pool of mortgage assets. A common type of stripped mortgage security will have at least one class receiving only a small portion of the interest and a larger portion of the principal from the mortgage assets, while the other class will receive primarily interest and only a small portion of the principal. In the most extreme case, one class will receive all of the interest (“IO” or interest-only), while the other class will receive the entire principal (“PO” or principal-only class). The yield to maturity on IOs, POs and other mortgage-backed securities that are purchased at a substantial premium or discount generally are extremely sensitive not only to changes in prevailing interest rates but also to the rate of principal payments (including prepayments) on the related underlying mortgage assets, and a rapid rate of principal payments may have a material adverse effect on such securities’ yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Fund may fail to fully recoup its initial investment in these securities even if the securities have received the highest rating by a nationally recognized statistical rating organization.
Collateralized Debt Obligations (“CDOs”) — CDOs are a type of asset-backed security and include, among other things, collateralized bond obligations (“CBOs”), collateralized loan obligations (“CLOs”) and other similarly structured securities. A CBO is a trust which is backed by a diversified pool of high risk, below investment grade fixed-income securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans.
Normally, CBOs, CLOs and other CDOs are privately offered and sold, and thus are not registered under the securities laws. As a result, investments in CDOs may be characterized by the Fund as illiquid securities. In addition to the risks associated with debt instruments (e.g., interest rate risk and credit risk), CDOs carry additional risks including, but not limited to: (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments; (ii) the quality of the collateral may decline in value or default; (iii) the possibility that the Fund may invest in CDOs that are subordinate to other classes; and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.
(b) Risks Associated with Bank Loans
The bank loans in which the Funds invest are subject to the risks that generally apply to fixed-income securities, such as interest rate risk, credit risk, liquidity risk, as well as, where applicable, foreign securities risk, emerging markets risk, and lower quality or high-yield risk. Although borrowers frequently provide collateral to secure repayment of these obligations, they do not always do so. If they do provide collateral, the value of the collateral may not completely cover the borrower’s obligations at the time of a default. Collateral may include security interests in receivables, goods, commodities, or real property. For trade finance loan transactions, the collateral itself may be the source of proceeds to repay the loan (i.e., the borrower’s ability to repay the loan will

102 - Notes to Financial Statements - April 30, 2026 (Unaudited) - Fixed Income Funds
be dependent on the borrower’s ability to sell, and the purchaser’s ability to buy, the goods or commodities that are collateral for the loan). Interests in loan instruments may be tranched or tiered with respect to collateral rights. If a borrower files for protection from its creditors under the U.S. bankruptcy laws, these laws may limit a Fund’s rights to its collateral. In addition, the value of collateral may erode during a bankruptcy case. In the event of a bankruptcy, the holder of a bank loan may not recover its principal, may experience a long delay in recovering its investment and may not receive interest during the delay. Unsecured loans expose the lenders, and thus the Funds, to increased credit risk.
(c) Risks Associated with Interest Rates
Prices of fixed-income securities generally increase when interest rates decline and decrease when interest rates increase. Prices of longer-term securities generally change more in response to interest rate changes than prices of shorter-term securities. To the extent a Fund invests a substantial portion of its assets in fixed-income securities with longer-term maturities, rising interest rates are more likely to cause the value of the Fund’s investments to decline significantly.
(d) Risks Associated with U.S. Government Securities
Not all obligations of the U.S. government, its agencies and instrumentalities are backed by the full faith and credit of the United
States. Some obligations are backed only by the credit of the issuing agency or instrumentality, and in some cases there is some risk of default by the issuer. Even if a security is backed by the U.S. Treasury or the full faith and credit of the United States, such guarantee applies only to the timely payment of interest and principal. Neither the U.S. government nor its agencies guarantee the market value of their securities, and interest rate changes, prepayments and other factors will affect the value of U.S. government securities. It is possible that issuers of U.S. government securities will not have the funds to meet their payment obligations in the future.
(e) Risks Associated with Inflation-Protected Securities
Because of their inflation adjustment feature, inflation-protected bonds typically have lower yields than conventional fixed-rate bonds. Inflation-protected bonds also normally decline in price when real interest rates (the interest rate minus the current inflation rate) rise. Interest payments on inflation protected securities will fluctuate as the principal and/or interest is adjusted for inflation and can be unpredictable. The amounts of the Fund’s income distributions are likely to fluctuate considerably more than the income distribution amounts of a typical bond fund. There can be no assurance that the inflation index used will accurately measure the real rate of inflation in the prices of goods and services. The Fund’s investments in inflation-protected securities may lose value in the event that the actual rate of inflation is different than the rate of the inflation index. In the event of deflation, in which prices decline over time, the principal and income of inflation-protected bonds would likely decline.
(f) Risks Associated with Low Quality/High Yield Securities
Lower quality securities, while generally offering higher yields than investment grade securities with similar maturities, involve greater risks, including the possibility of default or bankruptcy. There is more risk associated with these investments because of reduced creditworthiness and increased risk of default. Lower-quality securities are considered to have extremely poor prospects of ever attaining any real investment standing, to have a current identifiable vulnerability to default or to be in default, to be unlikely to have the capacity to make required interest payments and repay principal when due in the event of adverse business, financial or economic conditions, or to be in default or not current in the payment of interest or principal. They are regarded as predominantly speculative with respect to the issuer’s capacity to pay interest and repay principal.
7. Indemnifications
Under the Trust’s organizational documents, the Trust’s Officers and Trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into indemnification agreements with its
Trustees and certain of its Officers. Trust Officers receive no compensation from the Trust for serving as its Officers. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications.
The Trust’s maximum liability under these arrangements is unknown, as this would involve future claims made against the Trust.
Based on experience, however, the Trust expects the risk of loss to be remote.
8. New Accounting Pronouncements
On September 20, 2023, the SEC adopted amendments to the current rule regarding registered fund names, as well as certain forms and disclosure requirements. The amendments are intended to modernize and enhance the investor protections provided by Rule 35d-1 under the 1940 Act given the important information that fund names can convey to investors. Management is currently evaluating the implications of the new rule and the impact on the Funds’ financial statement disclosures and reporting requirements.

Fixed Income Funds - April 30, 2026 (Unaudited) - Notes to Financial Statements - 103
9. Other
As of April 30, 2026, the Funds had individual shareholder accounts and/or omnibus shareholder accounts (comprising a group of individual shareholders), which held more than 10% of the total shares outstanding of the Funds as detailed in the following table.
10. Recaptured Brokerage Commissions
The Funds have entered into agreements with brokers whereby the brokers will return a portion of the Funds’ brokerage commissions on behalf of certain Funds. Such amounts, under such agreements, are included in net realized gains (losses) from transactions in investment securities presented in the Funds’ Statements of Operations.
During the six months ended April 30, 2026, the Funds did not recapture any brokerage commissions.
11. Mergers
At close of business on February 14, 2025, Nationwide Loomis Core Bond Fund (“Acquiring Fund”) acquired all of the net assets of Nationwide Bond Fund (“Target Fund”), each a series of the Trust, pursuant to a plan of reorganization approved by the Board of Trustees at a meeting held on October 23, 2024. The reorganization of the Target Fund was not required to be approved by the shareholders of the Target Fund. The purpose of the reorganization was to combine funds managed by NFA that had comparable objectives and investment strategies. The reorganization was accomplished by a tax free exchange of 28,256,619 shares of the
Acquiring Fund, valued at $265,281,022, for the assets of the Target Fund. The investment portfolio of the Target Fund, with a fair value of $259,850,990 and identified cost of $274,906,087 at February 14, 2025, was the principal asset acquired by the Acquiring
Fund. The net assets of the Acquiring Fund immediately before the acquisition were $571,646,834. The net assets of the Acquiring
Fund immediately following the acquisition were $836,927,856. For financial reporting purposes, assets received and shares issued by the Acquiring Fund were recorded at the then current fair values; however, the cost basis of the investments received was carried forward to align ongoing reporting of the Acquiring Fund’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes. Shareholders of Class A and Class R6 shares of the Target Fund received a number of shares proportional to their ownership of the corresponding class of the Acquiring Fund. Shareholders of Institutional Service
Class shares of the Target Fund received a number of shares proportional to their ownership of Eagle Class of the Acquiring Fund.
The following are summaries of Shares Outstanding, Net Assets, Net Asset Value Per Share and Net Unrealized Appreciation/
(Depreciation) immediately before and after each of the reorganizations.
Fund % of Shares
Number of
Accounts
Government Money Market 42.24% 3(a)
Inflation-Protected Securities 24.64 2(a)
Core Plus Bond 80.95 1(a)
Core Bond 30.02 2(a)
Short Term Bond 67.34 3(a)
(a) All or a portion of the accounts are the accounts of affiliated funds.
Fund/Class
Shares
Outstanding Net Assets
Net Asset Value
Per Share
Net Unrealized
Appreciation/
(Depreciation)
Target Fund
Nationwide Bond Fund $(15,055,097)
Class A 865,934 $7,037,832 $8.13
Class R6 29,119,290 237,113,981 8.14
Institutional Service Class 2,596,278 21,129,209 8.14
Acquiring Fund
Nationwide Loomis Core Bond Fund $(16,105,018)
Class A
1,052,798 $9,694,260 $9.21
Class R6
26,438,516 248,346,086 9.39
Eagle Class
528 4,957 9.39
After Reorganization
Nationwide Loomis Core Bond Fund $(31,160,115)
Class A
1,817,108 $16,732,092 $9.21
Class R6
51,681,281 485,460,067 9.39
Eagle Class
2,250,071 21,134,166 9.39

104 - Notes to Financial Statements - April 30, 2026 (Unaudited) - Fixed Income Funds
The following pro forma information for the year ended October 31, 2025 is provided as though the reorganizations had been completed on November 1, 2024, the beginning of the annual reporting period for the Fund:
Net investment income (loss) $37,326,861;
Net gains (losses) on investments $(12,019,335);
Net change in unrealized appreciation/depreciation $26,323,311; and
Net increase (decrease) in net assets resulting from operations $51,630,837.
Because the Fund’s combined investment portfolio has been managed as a single integrated portfolio since the reorganization was completed, it is not practical to separate the amounts of revenue and earnings of the Target Fund that have been included in the Acquiring Fund’s Statement of Operations since February 14, 2025.
12. Federal Tax Information
As of April 30, 2026, the tax cost of investments (including derivative contracts) and the breakdown of unrealized appreciation/
(depreciation) for each Fund was as follows:
13. Subsequent Events
Management has evaluated the impact of subsequent events on the Funds and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.
Fund
Tax Cost of
Investments
Unrealized
Appreciation
Unrealized
Depreciation
Net Unrealized
Appreciation/
(Depreciation)
Government Money Market $ 611,937,359 $ – $ – $ –
Inflation-Protected Securities 157,346,866 1,381,344 (8,715,093) (7,333,749)
Core Plus Bond 144,036,202 511,317 (1,259,363) (748,046)
Core Bond 932,662,997 3,890,723 (29,497,829) (25,607,106)
Short Term Bond 163,085,423 378,089 (1,294,204) (916,115)

P.O. Box 701
Milwaukee, WI 53201-0701
nationwide.com/mutualfunds
SAR-CFX (6-26)
You may request, free of charge, a paper or electronic copy of the Fund's summary prospectus, statutory prospectus, Statement of Additional Information (SAI), shareholder report at
https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html , and financial statements and other information filed with the Securities and Exchange Commission on Form N-CSR by calling 1-800-848-0920 or by contacting your financial intermediary.
These documents outline investment objectives, risks, fees, charges and expenses, and other information that you should read and consider carefully before investing.
Distributor
Nationwide Funds are distributed by Nationwide Fund Distributors LLC (NFD), Member FINRA, Columbus, Ohio. Nationwide Life
Insurance Company, Nationwide Life and Annuity Company, Nationwide Investment Services Corporation, and Nationwide Fund
Distributors are separate but affiliated companies. Except for Nationwide Asset Management, LLC, NFD is not affiliated with any subadviser retained by Nationwide Fund Advisors.
Nationwide, the Nationwide N and Eagle, and Nationwide is on your side are service marks of Nationwide Mutual Insurance
Company .
© 202 6 Nationwide Mutual Insurance Company and affiliated companies.

Semi-Annual Financial Statements
April 30, 2026 (Unaudited)
Nationwide Mutual Funds
Equity Funds
Nationwide Bailard Small Cap Value Fund
(formerly, Nationwide Bailard Cognitive Value Fund)
Nationwide Bailard Technology Fund
(formerly, Nationwide Bailard Technology & Science Fund)
Nationwide BNY Mellon Dynamic U.S. Core Fund
Nationwide BNY Mellon Dynamic U.S. Equity Income Fund
Nationwide Fund
Nationwide Geneva Mid Cap Growth Fund
Nationwide GQG US Quality Equity Fund
Nationwide Loomis All Cap Growth Fund
Nationwide Renaissance Small Cap Growth Fund
(formerly, Nationwide WCM Focused Small Cap Fund)
IMPORTANT INFORMATION
If you wish to receive shareholder reports and other Fund documents electronically, you may elect e-Delivery by:
- Call 1-800-848-0920
- Logging in to your account at https://www.nationwide.com/personal/investing/mutual-funds/
and selecting Log in
- Contacting your financial intermediary (such as your broker-dealer or bank)
You can access the Fund’s most recent shareholder report and other Fund documents online at:
https://www.nationwide.com/personal/investing/mutual-funds/prospectuses-fund-documents/

Nationwide Funds
®
Important Disclosure Information
Third-party information has been obtained from sources that Nationwide Fund Advisors (NFA), the Funds' investment adviser, believes to be reliable. Portfolio composition is as of the date of this report and is subject to change at any time without notice.
NFA, its affiliated advisers, and their employees may hold positions in the securities discussed in this report.
This material is not a recommendation to buy, sell, hold, or roll over any asset, adopt any investment strategy, retain any investment manager, or use any particular account type. Investors should discuss their specific circumstances with their financial professional.
Statement Regarding Availability of Quarterly Portfolio Holdings
The Trust files complete schedules of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-PORT. In addition, the Nationwide Government Money Market Fund files a complete schedule of portfolio holdings each month on Form N-MFP. These filings are available on the Securities and Exchange Commission's website at http://www.sec.gov/ .
Copies of the Funds' first- and third-quarter portfolio holdings and other Fund documents are also available free of charge at:
https://www.nationwide.com/personal/investing/mutual-funds/prospectuses-fund-documents/
You may also request this information free of charge by calling 1-800-848-0920.
Statement Regarding Availability of Proxy Voting Record
Federal law requires the Trust and each of its investment advisers and subadvisers to adopt proxy voting policies and procedures and to provide a summary of those policies and procedures.
Information about the Funds' proxy voting policies and procedures, as well as how the Funds voted for proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available free of charge:
- By calling 1-800-848-0920
- At https://www.nationwide.com/personal/investing/mutual-funds/proxy-voting/
- On the Securities and Exchange Commission's website at http://www.sec.gov /

Statements of Investments 2
Statements of Assets and Liabilities 28
Statements of Operations 36
Statements of Changes in Net Assets 40
Financial Highlights 56
Notes to Financial Statements 65

2 - Statement of Investments - April 30, 2026 (Unaudited) - Nationwide Bailard Small Cap Value Fund
Common Stocks 98 .3%
Shares Value ($)
Air Freight & Logistics 0 .3%
Radiant Logistics, Inc.* 36,900 310,329
Automobile Components 2 .0%
Adient plc* 17,300 364,165
BorgWarner, Inc. 14,800 843,156
Dana, Inc. 25,600 933,120
Motorcar Parts of America,
Inc.* 27,000 302,940
2,443,381
Banks 14 .5%
Associated Banc-Corp. 33,583 945,697
Banc of California, Inc. 34,290 642,252
Bank of NT Butterfield & Son
Ltd. (The) 15,577 863,745
Banner Corp. 5,489 367,269
Bar Harbor Bankshares 15,900 544,575
Central Pacific Financial Corp. 12,034 400,492
Citizens Financial Services,
Inc. 5,469 345,422
Customers Bancorp, Inc.* 5,600 427,112
Enterprise Financial Services
Corp. 15,900 919,338
Farmers National Banc Corp. 19,200 270,144
Financial Institutions, Inc. 9,620 327,753
First Community Corp. 6,200 183,582
First Financial Bancorp(a) 6,000 181,680
First Financial Corp. 13,603 893,309
First Merchants Corp. 22,000 889,680
Independent Bank Corp. 27,860 925,231
International Bancshares Corp. 3,200 229,568
Kearny Financial Corp. 119,825 963,393
Mercantile Bank Corp. 17,401 892,845
Northrim Bancorp, Inc. 26,829 658,115
Norwood Financial Corp. 15,374 449,997
Orrstown Financial Services,
Inc. 23,400 859,716
Shore Bancshares, Inc.(a) 43,925 847,752
SmartFinancial, Inc. 21,200 889,128
Timberland Bancorp, Inc. 700 27,916
Tompkins Financial Corp. 11,000 926,970
United Community Banks, Inc. 14,800 493,284
WSFS Financial Corp. 11,800 849,246
Zions Bancorp NA 13,097 830,612
18,045,823
Biotechnology 2 .9%
Alkermes plc* 3,600 121,356
Artiva Biotherapeutics, Inc.* 20,700 211,968
BioCryst Pharmaceuticals,
Inc.*(a) 7,911 72,465
Black Diamond Therapeutics,
Inc.*(a) 51,500 136,475
CareDx, Inc.* 8,700 181,047
Catalyst Pharmaceuticals,
Inc.* 5,300 149,089
Celldex Therapeutics, Inc.* 4,500 147,960
Corbus Pharmaceuticals
Holdings, Inc.* 13,500 133,380
CRISPR Therapeutics AG* 2,500 130,850
Cytokinetics, Inc.*(a) 1,700 108,749
Dianthus Therapeutics, Inc.* 700 61,460
Emergent BioSolutions, Inc.* 13,600 111,928
Common Stocks
Shares Value ($)
Biotechnology
Erasca, Inc.*(a) 13,146 140,005
ImmuCell Corp.* 10,102 85,463
Janux Therapeutics, Inc.* 7,700 110,649
Kiniksa Pharmaceuticals
International plc, Class A* 2,976 160,049
Mirum Pharmaceuticals, Inc.* 1,400 136,234
Monte Rosa Therapeutics,
Inc.*(a) 4,687 89,756
Neurogene, Inc.*(a) 3,625 94,576
Nkarta, Inc.* 63,400 175,618
Praxis Precision Medicines,
Inc.* 300 95,649
Protara Therapeutics, Inc.* 18,617 99,229
Puma Biotechnology, Inc.* 18,100 135,931
Rigel Pharmaceuticals, Inc.*(a) 3,900 112,710
Vanda Pharmaceuticals, Inc.* 16,800 119,280
Vaxcyte, Inc.* 3,300 188,892
Veracyte, Inc.*(a) 3,488 114,825
Zymeworks, Inc.* 5,300 145,962
3,571,555
Broadline Retail 0 .4%
Macy's, Inc. 27,000 527,850
Building Products 1 .7%
Resideo Technologies, Inc.* 22,342 924,289
UFP Industries, Inc. 6,500 581,685
Zurn Elkay Water Solutions
Corp. 11,500 597,540
2,103,514
Capital Markets 0 .8%
Affiliated Managers Group, Inc. 1,676 493,867
Jefferies Financial Group, Inc. 3,000 144,660
Virtu Financial, Inc., Class A 6,500 322,790
961,317
Chemicals 1 .1%
Celanese Corp., Class A(a) 10,900 738,584
Stepan Co. 12,100 605,363
1,343,947
Commercial Services & Supplies 1 .8%
Deluxe Corp.(a) 27,400 853,510
Healthcare Services Group,
Inc.* 8,500 181,985
OPENLANE, Inc.*(a) 28,000 880,320
Quad/Graphics, Inc. 41,000 305,040
2,220,855
Communications Equipment 0 .3%
Digi International, Inc.*(a) 5,500 308,220
Construction & Engineering 1 .8%
Ameresco, Inc., Class A*(a) 8,800 260,392
Bowman Consulting Group
Ltd., Class A* 10,000 315,600
Centuri Holdings, Inc.* 7,600 285,760
Concrete Pumping Holdings,
Inc.* 32,500 257,400
NWPX Infrastructure, Inc.* 3,800 373,692
Orion Group Holdings, Inc.* 29,400 400,428
Tutor Perini Corp. 4,300 399,556
2,292,828

Nationwide Bailard Small Cap Value Fund - April 30, 2026 (Unaudited) - Statement of Investments - 3
Common Stocks
Shares Value ($)
Consumer Finance 2 .0%
Atlanticus Holdings Corp.*(a) 2,900 230,289
Bread Financial Holdings, Inc.
(a) 6,500 551,070
Encore Capital Group, Inc.*(a) 7,900 653,883
LendingClub Corp.* 31,700 541,119
OneMain Holdings, Inc. 8,300 487,791
2,464,152
Consumer Staples Distribution & Retail 1 .2%
Andersons, Inc. (The)(a) 1,700 133,518
Maplebear, Inc.* 4,400 186,340
United Natural Foods, Inc.*(a) 17,700 885,354
Village Super Market, Inc.,
Class A 6,800 293,012
1,498,224
Containers & Packaging 0 .5%
AptarGroup, Inc. 1,000 123,680
Greif, Inc., Class A 2,800 182,672
Myers Industries, Inc.(a) 17,618 363,107
669,459
Distributors 0 .3%
Gold.com, Inc.(a) 7,500 338,925
Diversified Consumer Services 1 .4%
American Public Education,
Inc.*(a) 6,995 406,759
Laureate Education, Inc.* 18,986 571,384
Perdoceo Education Corp.(a) 20,600 699,164
1,677,307
Diversified REITs 1 .3%
Broadstone Net Lease, Inc. 41,500 821,700
Essential Properties Realty
Trust, Inc. 26,500 832,895
1,654,595
Diversified Telecommunication Services 0 .9%
ATN International, Inc. 12,000 335,160
Bandwidth, Inc., Class A* 20,600 758,286
1,093,446
Electric Utilities 0 .5%
Genie Energy Ltd., Class B(a) 19,139 267,372
Portland General Electric
Co.(a) 6,900 358,317
625,689
Electrical Equipment 2 .3%
Allient, Inc.(a) 5,300 403,754
EnerSys 4,644 990,380
LSI Industries, Inc.(a) 15,200 369,512
Powell Industries, Inc. 783 217,102
Sensata Technologies Holding
plc(a) 21,510 895,676
2,876,424
Electronic Equipment, Instruments & Components 2 .9%
Arrow Electronics, Inc.* 700 131,481
Kimball Electronics, Inc.* 12,700 343,027
Knowles Corp.* 3,900 121,641
nLight, Inc.* 7,100 495,935
RF Industries Ltd.* 33,525 487,118
Sanmina Corp.*(a) 4,779 1,040,962
ScanSource, Inc.*(a) 8,100 333,072
TD SYNNEX Corp. 600 136,908
Common Stocks
Shares Value ($)
Electronic Equipment, Instruments & Components
TTM Technologies, Inc.* 3,300 522,126
3,612,270
Energy Equipment & Services 3 .3%
Bristow Group, Inc., Class A 3,900 191,607
DMC Global, Inc.* 58,900 364,002
Drilling Tools International
Corp.* 99,746 344,124
Forum Energy Technologies,
Inc.* 10,700 672,709
Helix Energy Solutions Group,
Inc.* 25,000 258,750
Nabors Industries Ltd.* 6,100 625,921
National Energy Services
Reunited Corp.*(a) 13,300 331,702
NCS Multistage Holdings,
Inc.*(a) 7,187 392,913
Patterson-UTI Energy, Inc. 27,500 336,050
Ranger Energy Services, Inc.,
Class A 20,100 350,946
Weatherford International
plc(a) 1,600 176,560
4,045,284
Entertainment 0 .3%
Sphere Entertainment Co.*(a) 2,600 370,370
Financial Services 1 .4%
Acacia Research Corp.* 47,437 240,980
Flywire Corp.* 35,200 475,552
MGIC Investment Corp. 20,340 538,603
NMI Holdings, Inc., Class A* 5,700 220,647
Onity Group, Inc.* 6,900 317,469
1,793,251
Food Products 1 .1%
Darling Ingredients, Inc.* 6,400 411,072
Fresh Del Monte Produce, Inc. 13,700 573,893
Seneca Foods Corp., Class A* 2,496 349,091
1,334,056
Gas Utilities 1 .7%
National Fuel Gas Co. 7,789 657,236
New Jersey Resources Corp. 6,700 377,277
Northwest Natural Holding Co. 13,808 731,824
RGC Resources, Inc.(a) 11,534 262,168
Spire, Inc. 1,300 118,534
2,147,039
Ground Transportation 0 .8%
Lyft, Inc., Class A* 25,800 365,070
Ryder System, Inc. 2,442 619,706
984,776
Health Care Equipment & Supplies 0 .7%
LivaNova plc*(a) 4,200 252,420
Omnicell, Inc.* 13,600 563,312
815,732
Health Care Providers & Services 2 .2%
Castle Biosciences, Inc.* 11,876 290,843
Enhabit, Inc.* 59,500 817,530
InfuSystem Holdings, Inc.* 29,700 300,861
Pediatrix Medical Group,
Inc.*(a) 35,300 794,603

4 - Statement of Investments - April 30, 2026 (Unaudited) - Nationwide Bailard Small Cap Value Fund
Common Stocks
Shares Value ($)
Health Care Providers & Services
Select Medical Holdings Corp. 33,300 546,453
2,750,290
Health Care Technology 0 .3%
CareCloud, Inc.* 96,000 289,920
Simulations Plus, Inc.* 10,000 141,700
431,620
Hotel & Resort REITs 1 .4%
DiamondRock Hospitality Co. 88,500 902,700
Sunstone Hotel Investors, Inc. 87,100 855,322
1,758,022
Hotels, Restaurants & Leisure 0 .2%
El Pollo Loco Holdings, Inc.* 20,900 282,568
Household Durables 2 .5%
Flexsteel Industries, Inc. 6,718 371,505
Hamilton Beach Brands
Holding Co., Class A 17,257 359,118
Leggett & Platt, Inc. 45,900 498,933
Live Ventures, Inc.* 3,789 51,000
M/I Homes, Inc.* 6,200 815,238
Newell Brands, Inc. 63,400 258,672
Taylor Morrison Home Corp.,
Class A* 12,800 777,472
3,131,938
Household Products 0 .6%
Central Garden & Pet Co.,
Class A* 23,100 775,236
Independent Power and Renewable Electricity Producers
0 .4%
Ormat Technologies, Inc. 4,400 505,560
Industrial REITs 0 .9%
First Industrial Realty Trust,
Inc. 14,500 899,145
Rexford Industrial Realty, Inc. 6,100 218,929
1,118,074
Insurance 3 .4%
American Integrity Insurance
Group, Inc. 26,300 515,480
CNO Financial Group, Inc. 18,000 800,100
Greenlight Capital Re Ltd.,
Class A*(a) 10,400 190,528
Hamilton Insurance Group
Ltd., Class B 13,882 454,913
Hanover Insurance Group, Inc.
(The) 1,600 300,304
HCI Group, Inc. 800 122,856
Heritage Insurance Holdings,
Inc.*(a) 18,679 547,668
Slide Insurance Holdings,
Inc.*(a) 9,900 184,635
Stewart Information Services
Corp. 3,800 265,962
United Fire Group, Inc. 10,700 431,424
Universal Insurance Holdings,
Inc. 11,209 444,213
4,258,083
Interactive Media & Services 0 .4%
QuinStreet, Inc.*(a) 23,900 304,964
Common Stocks
Shares Value ($)
Interactive Media & Services
Zedge, Inc., Class B 65,785 219,064
524,028
IT Services 0 .4%
Information Services Group,
Inc. 76,100 310,488
WidePoint Corp.* 37,815 239,747
550,235
Leisure Products 1 .0%
Callaway Golf Co.* 18,500 283,050
Escalade, Inc. 11,430 213,741
Johnson Outdoors, Inc., Class
A 6,500 342,095
Polaris, Inc. 6,100 404,247
1,243,133
Life Sciences Tools & Services 0 .1%
Cytek Biosciences, Inc.*(a) 19,900 90,744
Machinery 4 .0%
Astec Industries, Inc.(a) 13,600 884,272
Columbus McKinnon Corp.(a) 19,400 299,730
Commercial Vehicle Group,
Inc.* 74,901 313,086
Douglas Dynamics, Inc.(a) 7,900 364,427
Eastern Co. (The) 10,987 240,176
Hillman Solutions Corp.* 90,700 740,112
Kennametal, Inc. 10,000 387,100
L B Foster Co., Class A* 9,300 284,673
Mueller Industries, Inc. 900 121,887
Proto Labs, Inc.* 13,981 906,109
Twin Disc, Inc. 17,100 282,492
Worthington Enterprises, Inc. 2,300 124,821
4,948,885
Marine Transportation 0 .6%
Costamare, Inc.(a) 30,547 507,691
Pangaea Logistics Solutions
Ltd. 32,512 249,042
756,733
Media 0 .9%
EW Scripps Co. (The), Class
A* 67,374 322,721
Scholastic Corp.(a) 11,800 476,248
USA TODAY Co., Inc.*(a) 35,100 253,773
1,052,742
Metals & Mining 3 .1%
Alpha Metallurgical Resources,
Inc.* 1,304 243,131
Caledonia Mining Corp. plc 13,200 302,280
Coeur Mining, Inc.*(a) 22,800 409,716
Commercial Metals Co. 11,800 813,728
Constellium SE, Class A* 34,700 1,085,416
Kaiser Aluminum Corp. 2,400 409,032
Materion Corp. 1,300 238,953
Tredegar Corp.* 36,956 354,777
3,857,033
Mortgage Real Estate Investment Trusts (REITs) 0 .7%
TPG Mortgage Investment
Trust, Inc. 89,326 704,782
TPG RE Finance Trust, Inc. 12,500 105,750
810,532

Nationwide Bailard Small Cap Value Fund - April 30, 2026 (Unaudited) - Statement of Investments - 5
Common Stocks
Shares Value ($)
Multi-Utilities 1 .1%
Avista Corp. 17,800 731,580
Northwestern Energy Group,
Inc. 9,326 674,643
1,406,223
Office REITs 0 .4%
COPT Defense Properties 5,500 171,875
Postal Realty Trust, Inc., Class
A 12,200 266,936
438,811
Oil, Gas & Consumable Fuels 5 .3%
California Resources Corp. 6,260 427,308
Chord Energy Corp. 1,000 145,600
DHT Holdings, Inc. 43,762 808,722
Diversified Energy Co. 20,300 337,995
Dorian LPG Ltd. 22,200 855,810
Evolution Petroleum Corp. 65,000 312,000
Excelerate Energy, Inc., Class
A(a) 24,000 837,600
Granite Ridge Resources, Inc. 55,800 336,474
Gulfport Energy Corp.* 4,085 786,526
Kosmos Energy Ltd.* 80,700 248,556
Navigator Holdings Ltd. 3,200 69,760
Par Pacific Holdings, Inc.* 14,000 919,380
Scorpio Tankers, Inc. 2,400 195,192
Uranium Energy Corp.*(a) 19,531 290,816
6,571,739
Passenger Airlines 0 .9%
Alaska Air Group, Inc.* 1,600 62,576
SkyWest, Inc.* 6,500 533,780
Sun Country Airlines Holdings,
Inc.*(a) 30,100 475,580
1,071,936
Personal Care Products 0 .1%
Niagen Bioscience, Inc.* 23,800 112,574
Pharmaceuticals 1 .9%
Amneal Pharmaceuticals, Inc.* 9,000 115,830
BioAge Labs, Inc.* 7,400 124,690
Collegium Pharmaceutical,
Inc.* 3,588 121,023
Corcept Therapeutics, Inc.*(a) 1,560 72,571
Cumberland Pharmaceuticals,
Inc.* 24,624 103,175
Definium Therapeutics, Inc.* 5,000 109,400
Fulcrum Therapeutics, Inc.* 11,781 83,998
Innoviva, Inc.* 6,300 144,837
Jazz Pharmaceuticals plc* 700 142,114
Ligand Pharmaceuticals, Inc.* 1,400 321,230
Nuvation Bio, Inc.*(a) 27,000 120,150
Oramed Pharmaceuticals, Inc. 32,478 126,015
Phibro Animal Health Corp.,
Class A(a) 5,300 281,854
Supernus Pharmaceuticals,
Inc.* 3,700 177,600
Theravance Biopharma,
Inc.*(a) 7,700 128,898
Zevra Therapeutics, Inc.*(a) 14,700 149,499
2,322,884
Professional Services 1 .3%
Amentum Holdings, Inc.* 8,700 228,201
Common Stocks
Shares Value ($)
Professional Services
Genpact Ltd. 19,900 691,525
Maximus, Inc. 10,500 689,010
1,608,736
Real Estate Management & Development 1 .0%
Cushman & Wakefield Ltd.*(a) 26,300 369,252
Forestar Group, Inc.*(a) 5,000 141,300
Newmark Group, Inc., Class A 43,501 701,236
1,211,788
Retail REITs 2 .2%
Brixmor Property Group, Inc. 29,000 872,610
CBL & Associates Properties,
Inc. 22,300 1,003,946
NNN REIT, Inc. 20,300 888,937
2,765,493
Semiconductors & Semiconductor Equipment 3 .5%
ACM Research, Inc., Class A* 12,569 649,692
Allegro MicroSystems, Inc.*(a) 8,100 392,850
Ambarella, Inc.* 7,600 522,880
Amtech Systems, Inc.*(a) 18,100 315,121
Ichor Holdings Ltd.* 6,100 402,417
Kulicke & Soffa Industries, Inc. 8,700 743,850
MaxLinear, Inc., Class A* 9,200 650,900
Synaptics, Inc.*(a) 3,200 299,488
Ultra Clean Holdings, Inc.* 5,200 406,380
4,383,578
Software 2 .0%
ACI Worldwide, Inc.* 19,200 829,824
Alarm.com Holdings, Inc.* 6,800 301,988
eGain Corp.* 28,200 213,192
Mitek Systems, Inc.*(a) 29,900 417,404
Ooma, Inc.* 23,000 375,360
Telos Corp.* 33,900 144,753
UiPath, Inc., Class A*(a) 23,100 237,930
2,520,451
Specialized REITs 1 .0%
EPR Properties 4,300 239,983
Outfront Media, Inc. 31,352 967,209
1,207,192
Specialty Retail 1 .8%
Advance Auto Parts, Inc. 3,800 226,138
Citi Trends, Inc.*(a) 6,600 321,486
Designer Brands, Inc., Class
A(a) 47,700 357,750
Genesco, Inc.* 11,400 404,586
Signet Jewelers Ltd.(a) 2,000 178,060
Victoria's Secret & Co.*(a) 4,700 243,601
Winmark Corp.(a) 671 255,309
Zumiez, Inc.* 9,591 235,651
2,222,581
Technology Hardware, Storage & Peripherals 0 .7%
Diebold Nixdorf, Inc.*(a) 11,800 906,358
Textiles, Apparel & Luxury Goods 0 .5%
Rocky Brands, Inc. 9,300 341,031
Superior Group of Cos., Inc. 26,440 298,243
639,274
Trading Companies & Distributors 1 .3%
Alta Equipment Group, Inc. 33,828 262,167

6 - Statement of Investments - April 30, 2026 (Unaudited) - Nationwide Bailard Small Cap Value Fund
Common Stocks
Shares Value ($)
Trading Companies & Distributors
Applied Industrial
Technologies, Inc. 400 122,300
Boise Cascade Co. 3,300 261,591
Global Industrial Co. 18,782 621,872
Karat Packaging, Inc. 10,500 301,245
1,569,175
Total Common Stocks
(cost $93,661,242) 121,934,867
Exchange Traded Funds 1 .3%
Equity Funds  1.3%
iShares Micro-Cap ETF(a) 2,800 501,536
iShares Russell 2000 Value
ETF 2,409 500,470
Vanguard Small-Cap Value
ETF(a) 2,900 674,018
1,676,024
Total Exchange Traded Funds
(cost $1,518,583) 1,676,024
Rights 0 .0%
†
Number of
Rights
Biotechnology 0 .0%
†
Akouos, Inc., CVR*^∞(a) 21,302 0
Chinook Therapeutics, Inc.,
CVR*^∞ 1,992 0
Verve Therapeutics, Inc.,
CVR*∞ 22,800 0
0
Total Rights
(cost $16,829) 0
Short-Term Investments 0 .5%
Shares
Money Market Fund 0.5%
Invesco Government & Agency
Portfolio, Institutional
Shares, 3.58%(b)(c) 400,000 400,000
Morgan Stanley Institutional
Liquidity Fund - Government
Portfolio, Institutional
Shares, 3.57%(b)(c) 200,000 200,000
600,000
Total Short-Term Investment
(cost $600,000) 600,000
Repurchase Agreements 10 .1%
Principal
Amount ($) Value ($)
CF Secured, LLC,
3.61%, dated 4/30/2026,
due 5/1/2026, repurchase
price $7,556,380,
collateralized by U.S.
Government Treasury
Securities, ranging from
0.00% - 6.13%, maturing
5/15/2026 - 2/15/2056;
total market value
$7,707,508.(c)(d) 7,555,623 7,555,623
Marex Capital Markets, Inc.,
3.69%, dated 4/30/2026,
due 5/1/2026, repurchase
price $5,000,513,
collateralized by U.S.
Government Treasury
Securities, ranging from
0.00% - 4.75%, maturing
6/11/2026 - 2/15/2056;
total market value
$5,100,524.(c)(d) 5,000,000 5,000,000
Total Repurchase Agreements
(cost $12,555,623) 12,555,623
Total Investments
(cost $108,352,277) — 110.2% 136,766,514
Liabilities in excess of other assets
— (10.2)% (12,685,471)
NET ASSETS — 100.0%
$ 124,081,043
* Denotes a non-income producing security.
^ Value determined using significant unobservable inputs.
∞ Fair valued security.
† Amount rounds to less than 0.1%.
(a) The security or a portion of this security is on loan as of
April 30, 2026. The total value of securities on loan as of
April 30, 2026 was $17,887,358, which was collateralized by
cash used to purchase money market funds and repurchase
agreements with a value of $600,000 and $12,555,623,
respectively, and by $4,879,532 of collateral in the form
of  U.S. Government Treasury Securities, interest rates
ranging from 0.00% - 6.25%, and maturity dates ranging from
5/12/2026 - 2/15/2056, a total value of $18,035,155.
(b) Represents 7-day effective yield as of April 30, 2026.
(c) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of April 30, 2026 was $13,155,623.
(d) Please refer to Note 2 for additional information on the joint repurchase agreement.
CVR Contingent Value Rights
ETF Exchange Traded Fund
REIT Real Estate Investment Trust
The accompanying notes are an integral part of these financial statements.

Nationwide Bailard Technology Fund - April 30, 2026 (Unaudited) - Statement of Investments - 7
Common Stocks 99 .7%
Shares Value ($)
Broadline Retail 4 .2%
Amazon.com, Inc.* 30,737 8,147,149
Communications Equipment 2 .2%
Arista Networks, Inc.* 24,185 4,176,991
Electronic Equipment, Instruments & Components 4 .0%
Coherent Corp.* 6,257 2,000,426
Corning, Inc. 12,903 2,119,189
Insight Enterprises, Inc.* 11,716 854,096
TE Connectivity plc 13,024 2,756,660
7,730,371
Entertainment 4 .1%
Roku, Inc., Class A* 16,741 1,951,331
Spotify Technology SA* 7,733 3,453,171
Take-Two Interactive Software,
Inc.* 11,117 2,376,370
7,780,872
Financial Services 1 .4%
Visa, Inc., Class A(a) 8,234 2,715,903
Ground Transportation 1 .7%
Uber Technologies, Inc.* 44,174 3,295,822
Interactive Media & Services 9 .6%
Alphabet, Inc., Class A 16,426 6,320,725
Meta Platforms, Inc., Class A 19,820 12,128,056
18,448,781
IT Services 2 .4%
Shopify, Inc., Class A* 37,856 4,585,497
Semiconductors & Semiconductor Equipment 40 .4%
Advanced Micro Devices, Inc.* 4,090 1,449,864
Broadcom, Inc. 12,970 5,414,067
Credo Technology Group
Holding Ltd.* 5,678 988,029
KLA Corp. 4,870 8,524,204
Lam Research Corp. 33,914 8,745,064
Marvell Technology, Inc. 22,267 3,677,395
Microchip Technology, Inc. 48,483 4,504,556
Micron Technology, Inc. 13,948 7,213,348
NVIDIA Corp. 120,145 23,977,338
QUALCOMM, Inc. 16,437 2,951,756
Common Stocks
Shares Value ($)
Semiconductors & Semiconductor Equipment
Taiwan Semiconductor
Manufacturing Co. Ltd.,
ADR-TW 20,096 7,959,222
Texas Instruments, Inc. 8,055 2,264,099
77,668,942
Software 21 .8%
Adobe, Inc.* 3,093 761,187
AppLovin Corp., Class A* 7,750 3,459,213
Cadence Design Systems,
Inc.* 13,663 4,503,188
Crowdstrike Holdings, Inc.,
Class A* 6,456 2,877,762
Datadog, Inc., Class A* 30,781 4,068,940
HubSpot, Inc.* 3,664 812,529
Intuit, Inc. 7,606 2,954,931
JFrog Ltd.* 27,671 1,285,041
Microsoft Corp. 32,070 13,077,505
Palo Alto Networks, Inc.* 31,753 5,693,948
ServiceNow, Inc.* 26,432 2,334,210
41,828,454
Technology Hardware, Storage & Peripherals 7 .9%
Apple, Inc. 32,697 8,872,331
Everpure, Inc., Class A* 54,150 3,869,018
Seagate Technology Holdings
plc 3,527 2,375,928
15,117,277
Total Investments
(cost $58,902,326) — 99.7% 191,496,059
Other assets in excess of liabilities — 0.3% 553,258
NET ASSETS — 100.0%
$ 192,049,317
* Denotes a non-income producing security.
(a) The security or a portion of this security is on loan as of April
30, 2026. The total value of securities on loan as of April 30,
2026 was $238,804, which was collateralized by $247,412
in the form of U.S Government Treasury Securities, interest
rates ranging from 0.00% - 6.13%, and maturity dates
ranging from 6/11/2026 - 2/15/2056.
ADR American Depositary Receipt
TW Taiwan
The accompanying notes are an integral part of these financial statements.

8 - Statement of Investments - April 30, 2026 (Unaudited) - Nationwide BNY Mellon Dynamic U.S. Core Fund
Common Stocks 93 .3%
Shares Value ($)
Aerospace & Defense 1 .9%
Axon Enterprise, Inc.*(a) 1,915 769,370
Boeing Co. (The)* 18,789 4,303,245
GE Aerospace 25,093 7,275,213
General Dynamics Corp. 6,047 2,081,982
Howmet Aerospace, Inc. 9,582 2,328,809
Huntington Ingalls Industries,
Inc. 896 326,404
L3Harris Technologies, Inc. 4,469 1,432,538
Lockheed Martin Corp. 4,844 2,509,047
Northrop Grumman Corp. 3,192 1,849,700
RTX Corp. 32,114 5,654,312
Textron, Inc. 4,161 399,290
TransDigm Group, Inc. 1,371 1,590,333
30,520,243
Air Freight & Logistics 0 .3%
CH Robinson Worldwide, Inc. 2,814 511,613
Expeditors International of
Washington, Inc.(a) 3,214 475,319
FedEx Corp. 5,175 2,087,129
United Parcel Service, Inc.,
Class B 17,858 1,942,950
5,017,011
Automobile Components 0 .0%
†
Aptiv plc* 5,234 315,401
Automobiles 1 .8%
Ford Motor Co. 92,436 1,116,627
General Motors Co. 21,942 1,687,120
Tesla, Inc.* 67,406 25,724,152
28,527,899
Banks 3 .2%
Bank of America Corp. 158,753 8,486,935
Citigroup, Inc. 41,809 5,350,716
Citizens Financial Group, Inc. 10,349 673,202
Fifth Third Bancorp 21,054 1,068,701
Huntington Bancshares, Inc. 48,063 805,536
JPMorgan Chase & Co. 64,649 20,250,006
KeyCorp 22,482 497,077
M&T Bank Corp.(a) 3,593 785,538
PNC Financial Services
Group, Inc. (The) 9,734 2,170,682
Regions Financial Corp. 21,200 605,260
Truist Financial Corp. 30,274 1,559,111
US Bancorp 37,122 2,103,333
Wells Fargo & Co. 73,990 6,084,198
50,440,295
Beverages 1 .0%
Brown-Forman Corp., Class
B(a) 4,188 107,925
Coca-Cola Co. (The) 93,181 7,338,936
Constellation Brands, Inc.,
Class A 3,419 535,347
Keurig Dr Pepper, Inc.(a) 31,837 936,008
Molson Coors Beverage Co.,
Class B 4,279 182,884
Monster Beverage Corp.* 17,033 1,312,733
PepsiCo, Inc. 32,697 5,182,147
15,595,980
Biotechnology 1 .5%
AbbVie, Inc. 42,285 8,935,666
Common Stocks
Shares Value ($)
Biotechnology
Amgen, Inc. 12,883 4,460,739
Biogen, Inc.* 3,500 662,480
Gilead Sciences, Inc. 29,683 3,883,724
Incyte Corp.* 4,169 397,181
Moderna, Inc.*(a) 8,267 379,786
Regeneron Pharmaceuticals,
Inc. 2,455 1,735,832
Vertex Pharmaceuticals, Inc.* 6,077 2,597,188
23,052,596
Broadline Retail 4 .0%
Amazon.com, Inc.* 233,933 62,006,281
eBay, Inc. 10,784 1,115,928
63,122,209
Building Products 0 .5%
A O Smith Corp.(a) 2,827 174,822
Allegion plc 2,170 298,331
Builders FirstSource, Inc.* 2,510 198,516
Carrier Global Corp.(a) 18,747 1,259,236
Johnson Controls International
plc 14,644 2,138,463
Lennox International, Inc. 802 428,982
Masco Corp. 4,845 347,968
Trane Technologies plc 5,295 2,607,999
7,454,317
Capital Markets 2 .9%
Ameriprise Financial, Inc. 2,157 1,024,122
Ares Management Corp.,
Class A 5,040 591,696
Bank of New York Mellon
Corp. (The) 16,297 2,189,828
Blackrock, Inc. 3,452 3,678,451
Blackstone, Inc. 18,131 2,276,891
Cboe Global Markets, Inc. 2,486 746,024
Charles Schwab Corp. (The) 39,962 3,662,118
CME Group, Inc. 8,627 2,483,023
Coinbase Global, Inc., Class
A* 5,425 1,018,652
FactSet Research Systems,
Inc. 964 219,387
Franklin Resources, Inc.(a) 7,739 231,938
Goldman Sachs Group, Inc.
(The) 7,176 6,628,974
Interactive Brokers Group,
Inc., Class A 10,783 857,248
Intercontinental Exchange, Inc. 13,587 2,147,969
Invesco Ltd. 11,025 288,965
KKR & Co., Inc. 16,250 1,695,525
Moody's Corp. 3,671 1,695,451
Morgan Stanley 28,784 5,485,943
MSCI, Inc., Class A 1,745 1,032,010
Nasdaq, Inc. 10,467 962,022
Northern Trust Corp. 4,576 761,172
Raymond James Financial,
Inc. 4,277 677,135
Robinhood Markets, Inc.,
Class A* 18,671 1,360,929
S&P Global, Inc. 7,321 3,157,035
State Street Corp. 6,637 1,014,399
T. Rowe Price Group, Inc.(a) 5,231 538,165
46,425,072

Nationwide BNY Mellon Dynamic U.S. Core Fund - April 30, 2026 (Unaudited) - Statement of Investments - 9
Common Stocks
Shares Value ($)
Chemicals 1 .0%
Air Products & Chemicals, Inc. 5,323 1,597,166
Albemarle Corp.(a) 2,800 550,760
CF Industries Holdings, Inc. 3,667 455,441
Corteva, Inc. 16,118 1,305,719
Dow, Inc. 16,942 685,982
DuPont de Nemours, Inc. 9,549 436,007
Ecolab, Inc. 6,147 1,601,908
International Flavors &
Fragrances, Inc. 6,296 441,979
Linde plc 11,172 5,598,736
LyondellBasell Industries NV,
Class A 5,938 442,975
Mosaic Co. (The) 8,258 192,164
PPG Industries, Inc. 5,281 572,989
Sherwin-Williams Co. (The) 5,494 1,766,925
15,648,751
Commercial Services & Supplies 0 .4%
Cintas Corp. 8,096 1,414,452
Copart, Inc.* 20,896 691,867
Republic Services, Inc., Class
A 4,761 996,096
Rollins, Inc. 7,238 403,374
Veralto Corp. 5,852 516,146
Waste Management, Inc. 8,979 2,088,067
6,110,002
Communications Equipment 1 .2%
Arista Networks, Inc.* 24,705 4,266,800
Ciena Corp.* 3,333 1,758,424
Cisco Systems, Inc. 94,530 8,649,495
F5, Inc.* 1,351 437,589
Lumentum Holdings, Inc.* 1,732 1,562,818
Motorola Solutions, Inc. 4,020 1,764,901
18,440,027
Construction & Engineering 0 .3%
Comfort Systems USA, Inc. 832 1,531,088
EMCOR Group, Inc. 1,094 975,487
Quanta Services, Inc. 3,597 2,617,789
5,124,364
Construction Materials 0 .2%
CRH plc 15,898 1,882,641
Martin Marietta Materials, Inc. 1,453 899,509
Vulcan Materials Co. 3,208 967,982
3,750,132
Consumer Finance 0 .5%
American Express Co. 12,813 4,139,240
Capital One Financial Corp. 14,910 2,852,283
Synchrony Financial 8,547 651,281
7,642,804
Consumer Staples Distribution & Retail 1 .9%
Casey's General Stores, Inc. 888 730,069
Costco Wholesale Corp. 10,620 10,774,309
Dollar General Corp. 5,335 618,220
Dollar Tree, Inc.* 4,311 418,641
Kroger Co. (The)(a) 13,915 947,194
Sysco Corp. 11,592 866,038
Target Corp. 10,974 1,423,876
Walmart, Inc. 104,877 13,836,423
29,614,770
Common Stocks
Shares Value ($)
Containers & Packaging 0 .2%
Amcor plc 10,859 413,076
Avery Dennison Corp. 1,961 321,467
Ball Corp. 6,324 386,270
International Paper Co. 12,096 367,960
Packaging Corp. of America 2,229 475,780
Smurfit Westrock plc(a) 12,359 474,462
2,439,015
Distributors 0 .0%
†
Genuine Parts Co. 3,459 370,909
Pool Corp. 829 176,842
547,751
Diversified Telecommunication Services 0 .7%
AT&T, Inc. 167,489 4,376,488
Comcast Corp., Class A 85,583 2,314,164
Verizon Communications, Inc. 100,892 4,845,843
11,536,495
Electric Utilities 1 .4%
Alliant Energy Corp.(a) 6,301 462,682
American Electric Power Co.,
Inc. 13,087 1,794,359
Constellation Energy Corp. 7,425 2,324,025
Duke Energy Corp.(a) 18,836 2,440,204
Edison International 9,052 629,023
Entergy Corp. 10,715 1,263,406
Evergy, Inc. 5,355 443,608
Eversource Energy 8,787 621,241
Exelon Corp.(a) 24,302 1,117,649
FirstEnergy Corp. 12,264 582,785
NextEra Energy, Inc. 49,826 4,876,969
NRG Energy, Inc. 5,179 805,749
PG&E Corp. 53,071 882,040
Pinnacle West Capital Corp.(a) 2,930 303,900
PPL Corp. 17,557 657,334
Southern Co. (The) 26,312 2,544,370
Xcel Energy, Inc. 14,134 1,172,415
22,921,759
Electrical Equipment 1 .2%
AMETEK, Inc. 5,496 1,294,308
Eaton Corp. plc 9,292 4,023,529
Emerson Electric Co. 13,375 1,878,385
GE Vernova, Inc. 6,448 6,986,150
Generac Holdings, Inc.* 1,468 380,550
Hubbell, Inc., Class B 1,253 636,737
Rockwell Automation, Inc. 2,761 1,129,000
Vertiv Holdings Co., Class A 9,138 3,001,742
19,330,401
Electronic Equipment, Instruments & Components 0 .9%
Amphenol Corp., Class A 29,409 4,331,063
CDW Corp. 2,963 405,664
Coherent Corp.* 4,550 1,454,681
Corning, Inc. 18,679 3,067,839
Jabil, Inc. 2,590 874,099
Keysight Technologies, Inc.* 4,049 1,416,786
TE Connectivity plc 6,908 1,462,147
Teledyne Technologies, Inc.* 1,136 733,686
Zebra Technologies Corp.,
Class A* 1,266 286,445
14,032,410

10 - Statement of Investments - April 30, 2026 (Unaudited) - Nationwide BNY Mellon Dynamic U.S. Core Fund
Common Stocks
Shares Value ($)
Energy Equipment & Services 0 .3%
Baker Hughes Co., Class A 23,723 1,652,781
Halliburton Co. 19,545 826,754
SLB Ltd. 35,776 2,034,939
4,514,474
Entertainment 1 .2%
Electronic Arts, Inc. 5,363 1,085,310
Live Nation Entertainment,
Inc.*(a) 3,865 610,438
Netflix, Inc.* 101,015 9,456,014
Take-Two Interactive Software,
Inc.* 4,080 872,141
TKO Group Holdings, Inc.,
Class A 1,634 304,071
Walt Disney Co. (The) 42,384 4,397,340
Warner Bros Discovery, Inc.* 58,732 1,588,701
18,314,015
Financial Services 3 .2%
Apollo Global Management,
Inc.(a) 11,304 1,455,051
Berkshire Hathaway, Inc.,
Class B* 43,872 20,777,779
Block, Inc., Class A* 13,079 922,200
Corpay, Inc.*(a) 1,708 523,451
Fidelity National Information
Services, Inc. 12,527 582,881
Fiserv, Inc.* 13,008 814,951
Global Payments, Inc.(a) 5,397 388,368
Jack Henry & Associates, Inc. 1,697 260,914
Mastercard, Inc., Class A 19,484 9,798,893
PayPal Holdings, Inc. 22,254 1,115,816
Visa, Inc., Class A 40,352 13,309,704
49,950,008
Food Products 0 .4%
Archer-Daniels-Midland Co. 11,499 857,135
Bunge Global SA 3,380 429,497
Campbell's Co. (The) 4,815 100,104
Conagra Brands, Inc.(a) 11,848 170,019
General Mills, Inc. 13,143 464,079
Hershey Co. (The) 3,560 661,234
Hormel Foods Corp.(a) 6,495 139,448
J M Smucker Co. (The) 2,653 260,074
Kraft Heinz Co. (The) 20,358 461,312
McCormick & Co., Inc.
(Non-Voting) 6,138 312,056
Mondelez International, Inc.,
Class A 30,851 1,895,485
Tyson Foods, Inc., Class A 6,609 423,439
6,173,882
Gas Utilities 0 .0%
†
Atmos Energy Corp. 4,031 765,809
Ground Transportation 0 .8%
CSX Corp. 44,986 2,043,714
JB Hunt Transport Services,
Inc. 1,758 442,190
Norfolk Southern Corp. 5,332 1,684,005
Old Dominion Freight Line, Inc. 4,472 949,987
Uber Technologies, Inc.* 49,240 3,673,796
Union Pacific Corp. 14,197 3,825,808
12,619,500
Common Stocks
Shares Value ($)
Health Care Equipment & Supplies 1 .4%
Abbott Laboratories 41,602 3,777,046
Align Technology, Inc.* 1,661 292,353
Baxter International, Inc. 13,132 230,861
Becton Dickinson & Co. 6,804 1,014,068
Boston Scientific Corp.* 35,481 2,044,060
Cooper Cos., Inc. (The)* 4,369 274,810
Dexcom, Inc.* 9,293 553,398
Edwards Lifesciences Corp.* 13,938 1,163,823
GE HealthCare Technologies,
Inc. 11,119 676,480
IDEXX Laboratories, Inc.* 1,922 1,077,858
Insulet Corp.* 1,596 274,735
Intuitive Surgical, Inc.* 8,496 3,887,855
Medtronic plc 30,672 2,483,512
ResMed, Inc.(a) 3,411 729,306
Solventum Corp.*(a) 3,626 244,247
STERIS plc 2,330 505,330
Stryker Corp. 8,240 2,596,671
Zimmer Biomet Holdings, Inc. 4,594 378,683
22,205,096
Health Care Providers & Services 1 .5%
Cardinal Health, Inc. 5,715 1,102,309
Cencora, Inc. 4,647 1,431,323
Centene Corp.* 10,915 586,026
Cigna Group (The) 6,362 1,848,670
CVS Health Corp. 30,438 2,535,181
DaVita, Inc.*(a) 760 117,906
Elevance Health, Inc. 5,272 1,984,486
HCA Healthcare, Inc. 3,774 1,639,614
Henry Schein, Inc.* 2,526 188,414
Humana, Inc. 2,983 705,301
Labcorp Holdings, Inc.(a) 1,944 499,219
McKesson Corp. 2,930 2,388,536
Quest Diagnostics, Inc. 2,631 510,940
UnitedHealth Group, Inc. 21,672 8,029,043
Universal Health Services,
Inc., Class B 1,224 205,963
23,772,931
Health Care REITs 0 .3%
Alexandria Real Estate
Equities, Inc. 3,773 152,844
Healthpeak Properties, Inc. 17,562 283,978
Ventas, Inc. 11,497 1,010,126
Welltower, Inc. 16,694 3,628,274
5,075,222
Hotel & Resort REITs 0 .0%
†
Host Hotels & Resorts, Inc. 14,700 310,611
Hotels, Restaurants & Leisure 1 .6%
Airbnb, Inc., Class A* 10,103 1,418,057
Booking Holdings, Inc. 19,275 3,245,139
Carnival Corp. 28,051 743,632
Chipotle Mexican Grill, Inc.,
Class A* 30,940 1,051,651
Darden Restaurants, Inc. 2,669 535,295
Domino's Pizza, Inc. 704 238,952
DoorDash, Inc., Class A* 9,109 1,536,233
Expedia Group, Inc. 2,836 704,377
Hilton Worldwide Holdings,
Inc. 5,480 1,775,904
Las Vegas Sands Corp. 7,119 388,768

Nationwide BNY Mellon Dynamic U.S. Core Fund - April 30, 2026 (Unaudited) - Statement of Investments - 11
Common Stocks
Shares Value ($)
Hotels, Restaurants & Leisure
Marriott International, Inc.,
Class A 5,311 1,920,936
McDonald's Corp. 17,038 5,002,186
MGM Resorts International* 4,049 157,668
Norwegian Cruise Line
Holdings Ltd.* 10,146 184,454
Royal Caribbean Cruises Ltd.
(a) 5,974 1,575,702
Starbucks Corp. 27,224 2,867,504
Wynn Resorts Ltd. 2,131 228,251
Yum! Brands, Inc. 6,792 1,084,343
24,659,052
Household Durables 0 .2%
DR Horton, Inc. 6,553 1,008,245
Garmin Ltd. 3,953 992,756
Lennar Corp., Class A(a) 4,890 441,567
NVR, Inc.* 68 429,479
PulteGroup, Inc. 4,726 578,273
3,450,320
Household Products 0 .7%
Church & Dwight Co., Inc. 5,856 568,384
Clorox Co. (The)(a) 2,753 265,499
Colgate-Palmolive Co. 19,197 1,638,656
Kimberly-Clark Corp.(a) 8,049 792,263
Procter & Gamble Co. (The) 55,602 8,178,498
11,443,300
Independent Power and Renewable Electricity Producers
0 .1%
AES Corp. (The) 16,219 234,365
Vistra Corp. 7,649 1,207,318
1,441,683
Industrial Conglomerates 0 .3%
3M Co. 12,685 1,858,606
Honeywell International, Inc. 15,190 3,255,673
5,114,279
Industrial REITs 0 .2%
Prologis, Inc. 22,240 3,158,525
Insurance 1 .5%
Aflac, Inc. 11,382 1,293,792
Allstate Corp. (The) 6,322 1,373,518
American International Group,
Inc. 12,553 938,964
Aon plc, Class A 5,132 1,599,388
Arch Capital Group Ltd.* 8,654 817,457
Arthur J Gallagher & Co. 6,066 1,252,022
Assurant, Inc. 1,221 288,486
Brown & Brown, Inc.(a) 7,220 434,283
Chubb Ltd. 8,702 2,845,554
Cincinnati Financial Corp. 3,707 606,465
Erie Indemnity Co., Class A(a) 645 141,210
Everest Group Ltd. 1,021 364,252
Globe Life, Inc. 1,813 279,746
Hartford Insurance Group, Inc.
(The) 6,718 919,090
Loews Corp. 3,969 446,949
Marsh & McLennan Cos., Inc. 11,583 1,942,585
MetLife, Inc. 13,172 1,055,077
Principal Financial Group, Inc.
(a) 4,698 474,075
Common Stocks
Shares Value ($)
Insurance
Progressive Corp. (The) 14,022 2,822,348
Prudential Financial, Inc. 8,507 834,622
Travelers Cos., Inc. (The) 5,143 1,569,335
W R Berkley Corp. 7,189 480,441
Willis Towers Watson plc 2,261 579,268
23,358,927
Interactive Media & Services 8 .1%
Alphabet, Inc., Class A 139,420 53,648,816
Alphabet, Inc., Class C 112,016 42,783,391
Meta Platforms, Inc., Class A 52,394 32,060,413
128,492,620
IT Services 0 .6%
Accenture plc, Class A 14,717 2,630,075
Akamai Technologies, Inc.*(a) 3,348 344,777
Cognizant Technology
Solutions Corp., Class A 11,132 588,883
EPAM Systems, Inc.*(a) 1,412 160,657
Gartner, Inc.* 1,727 256,442
GoDaddy, Inc., Class A* 3,253 282,328
International Business
Machines Corp. 22,364 5,165,637
VeriSign, Inc. 1,962 527,111
9,955,910
Leisure Products 0 .0%
†
Hasbro, Inc. 3,183 305,059
Life Sciences Tools & Services 0 .7%
Agilent Technologies, Inc. 6,596 762,168
Bio-Techne Corp.(a) 3,925 217,131
Charles River Laboratories
International, Inc.* 1,164 194,353
Danaher Corp. 15,052 2,693,555
IQVIA Holdings, Inc.* 4,057 642,507
Mettler-Toledo International,
Inc.*(a) 482 615,326
Revvity, Inc.(a) 2,485 215,251
Thermo Fisher Scientific, Inc. 8,989 4,305,371
Waters Corp.* 2,309 714,012
West Pharmaceutical
Services, Inc. 1,798 535,067
10,894,741
Machinery 1 .8%
Caterpillar, Inc. 11,132 9,908,704
Cummins, Inc. 3,355 2,251,239
Deere & Co. 6,031 3,557,506
Dover Corp. 3,288 744,436
Fortive Corp.(a) 7,746 463,133
IDEX Corp. 1,712 372,959
Illinois Tool Works, Inc. 6,248 1,612,046
Ingersoll Rand, Inc. 8,416 672,102
Nordson Corp. 1,208 348,448
Otis Worldwide Corp. 9,545 743,365
PACCAR, Inc. 12,570 1,493,316
Parker-Hannifin Corp. 3,020 2,746,448
Pentair plc 4,074 328,813
Snap-on, Inc. 1,214 465,448
Stanley Black & Decker, Inc. 3,614 282,470
Westinghouse Air Brake
Technologies Corp. 4,093 1,104,660

12 - Statement of Investments - April 30, 2026 (Unaudited) - Nationwide BNY Mellon Dynamic U.S. Core Fund
Common Stocks
Shares Value ($)
Machinery
Xylem, Inc. 5,883 695,135
27,790,228
Media 0 .2%
Charter Communications, Inc.,
Class A* 1,970 325,385
EchoStar Corp., Class A*(a) 3,283 404,269
Fox Corp., Class A(a) 4,872 309,323
Fox Corp., Class B 3,111 177,389
News Corp., Class A 9,259 243,697
News Corp., Class B(a) 3,040 92,659
Omnicom Group, Inc. 7,569 580,694
Paramount Skydance Corp.,
Class B(a) 8,605 88,115
Trade Desk, Inc. (The), Class
A* 10,398 245,289
2,466,820
Metals & Mining 0 .4%
Freeport-McMoRan, Inc. 34,128 1,971,916
Newmont Corp. 26,108 2,900,338
Nucor Corp. 5,475 1,233,463
Steel Dynamics, Inc. 3,287 751,605
6,857,322
Multi-Utilities 0 .6%
Ameren Corp. 6,713 762,932
CenterPoint Energy, Inc.(a) 15,331 669,198
CMS Energy Corp. 7,578 581,536
Consolidated Edison, Inc. 8,642 963,497
Dominion Energy, Inc. 20,296 1,309,092
DTE Energy Co. 4,864 737,820
NiSource, Inc. 11,564 558,310
Public Service Enterprise
Group, Inc. 12,090 987,269
Sempra 15,615 1,485,299
WEC Energy Group, Inc. 7,741 912,974
8,967,927
Office REITs 0 .0%
†
BXP, Inc. 3,582 209,404
Oil, Gas & Consumable Fuels 3 .0%
APA Corp.(a) 8,779 357,569
Chevron Corp. 45,077 8,713,835
ConocoPhillips 29,312 3,686,864
Coterra Energy, Inc. 17,943 644,333
Devon Energy Corp. 15,060 773,632
Diamondback Energy, Inc. 4,727 972,013
EOG Resources, Inc. 12,867 1,808,714
EQT Corp. 15,176 911,774
Expand Energy Corp. 5,582 570,201
Exxon Mobil Corp. 99,982 15,430,222
Kinder Morgan, Inc. 46,547 1,530,000
Marathon Petroleum Corp. 7,021 1,743,244
Occidental Petroleum Corp. 17,422 1,055,425
ONEOK, Inc.(a) 15,257 1,410,662
Phillips 66 9,581 1,716,436
Targa Resources Corp. 5,116 1,330,569
Texas Pacific Land Corp. 1,408 624,687
Valero Energy Corp. 7,280 1,838,783
Williams Cos., Inc. (The) 29,039 2,215,966
47,334,929
Common Stocks
Shares Value ($)
Passenger Airlines 0 .1%
Delta Air Lines, Inc.(a) 15,886 1,080,089
Southwest Airlines Co. 11,212 425,159
United Airlines Holdings, Inc.* 7,820 703,800
2,209,048
Personal Care Products 0 .1%
Estee Lauder Cos., Inc. (The),
Class A 6,087 466,934
Kenvue, Inc. 46,266 811,043
1,277,977
Pharmaceuticals 2 .9%
Bristol-Myers Squibb Co. 48,723 2,952,127
Eli Lilly & Co. 19,011 17,767,681
Johnson & Johnson 57,657 13,252,461
Merck & Co., Inc. 59,382 6,483,327
Pfizer, Inc. 136,030 3,632,001
Viatris, Inc. 26,859 401,273
Zoetis, Inc., Class A 10,108 1,162,117
45,650,987
Professional Services 0 .3%
Automatic Data Processing,
Inc. 9,612 2,037,168
Broadridge Financial
Solutions, Inc. 2,895 445,772
Equifax, Inc. 2,948 512,775
Jacobs Solutions, Inc. 2,698 349,148
Leidos Holdings, Inc. 2,918 435,424
Paychex, Inc. 7,640 707,693
Verisk Analytics, Inc., Class
A(a) 3,418 630,587
5,118,567
Real Estate Management & Development 0 .1%
CBRE Group, Inc., Class A* 6,994 998,254
CoStar Group, Inc.* 10,405 360,117
1,358,371
Residential REITs 0 .2%
AvalonBay Communities, Inc. 3,501 640,683
Camden Property Trust 2,532 265,911
Equity Residential 7,976 521,471
Essex Property Trust, Inc. 1,468 386,392
Invitation Homes, Inc. 12,888 370,788
Mid-America Apartment
Communities, Inc. 2,703 349,173
UDR, Inc. 7,748 281,562
2,815,980
Retail REITs 0 .2%
Federal Realty Investment
Trust 1,931 214,148
Kimco Realty Corp. 15,193 359,163
Realty Income Corp. 22,301 1,432,616
Regency Centers Corp. 4,004 311,711
Simon Property Group, Inc. 7,745 1,577,734
3,895,372
Semiconductors & Semiconductor Equipment 15 .6%
Advanced Micro Devices, Inc.* 39,139 13,874,384
Analog Devices, Inc. 11,690 4,702,419
Applied Materials, Inc. 18,990 7,491,365
Broadcom, Inc. 113,544 47,396,672
First Solar, Inc.* 2,640 532,990
Intel Corp.* 112,335 10,613,411

Nationwide BNY Mellon Dynamic U.S. Core Fund - April 30, 2026 (Unaudited) - Statement of Investments - 13
Common Stocks
Shares Value ($)
Semiconductors & Semiconductor Equipment
KLA Corp. 3,136 5,489,098
Lam Research Corp. 29,877 7,704,083
Microchip Technology, Inc. 13,223 1,228,549
Micron Technology, Inc. 26,928 13,926,084
Monolithic Power Systems,
Inc. 1,176 1,898,546
NVIDIA Corp. 581,913 116,132,377
NXP Semiconductors NV 6,059 1,778,862
ON Semiconductor Corp.*(a) 9,018 909,105
Qnity Electronics, Inc. 5,162 726,087
QUALCOMM, Inc. 25,528 4,584,318
Skyworks Solutions, Inc. 3,705 259,980
Teradyne, Inc. 3,711 1,274,617
Texas Instruments, Inc. 21,713 6,103,090
246,626,037
Software 7 .5%
Adobe, Inc.* 9,927 2,443,035
AppLovin Corp., Class A* 6,477 2,891,009
Autodesk, Inc.* 5,114 1,212,018
Cadence Design Systems,
Inc.* 6,512 2,146,290
Crowdstrike Holdings, Inc.,
Class A* 6,112 2,724,424
Datadog, Inc., Class A* 7,943 1,049,985
Fair Isaac Corp.* 553 566,825
Fortinet, Inc.* 14,978 1,262,795
Gen Digital, Inc. 13,073 252,178
Intuit, Inc. 6,658 2,586,633
Microsoft Corp. 177,822 72,512,255
Oracle Corp. 40,570 6,547,592
Palantir Technologies, Inc.,
Class A* 54,653 7,602,779
Palo Alto Networks, Inc.*(a) 19,333 3,466,794
PTC, Inc.* 2,778 378,641
Roper Technologies, Inc. 2,530 897,669
Salesforce, Inc. 22,418 3,957,450
ServiceNow, Inc.* 25,026 2,210,046
Synopsys, Inc.* 4,557 2,199,208
Trimble, Inc.* 5,911 397,929
Tyler Technologies, Inc.* 968 330,224
Workday, Inc., Class A* 5,233 640,519
118,276,298
Specialized REITs 0 .7%
American Tower Corp. 11,287 2,062,248
Crown Castle, Inc. 10,138 900,052
Digital Realty Trust, Inc. 7,792 1,565,724
Equinix, Inc. 2,337 2,530,574
Extra Space Storage, Inc. 5,017 719,087
Iron Mountain, Inc. 6,880 866,811
Public Storage 3,825 1,156,871
SBA Communications Corp.,
Class A 2,587 572,244
VICI Properties, Inc., Class A 25,308 738,994
Weyerhaeuser Co. 17,989 441,090
11,553,695
Specialty Retail 1 .5%
AutoZone, Inc.* 393 1,455,684
Best Buy Co., Inc. 4,660 281,884
Carvana Co., Class A*(a) 3,354 1,327,513
Home Depot, Inc. (The) 23,818 7,831,358
Common Stocks
Shares Value ($)
Specialty Retail
Lowe's Cos., Inc. 13,421 3,204,801
O'Reilly Automotive, Inc.* 20,143 2,002,214
Ross Stores, Inc. 7,678 1,748,972
TJX Cos., Inc. (The) 26,568 4,164,534
Tractor Supply Co. 12,640 443,664
Ulta Beauty, Inc.* 1,082 581,553
Williams-Sonoma, Inc. 2,881 522,066
23,564,243
Technology Hardware, Storage & Peripherals 6 .9%
Apple, Inc. 351,570 95,398,519
Dell Technologies, Inc., Class
C 7,259 1,516,768
Hewlett Packard Enterprise
Co. 31,840 916,037
HP, Inc.(a) 21,103 440,209
NetApp, Inc. 4,791 530,699
Sandisk Corp.* 3,531 3,871,777
Seagate Technology Holdings
plc 5,255 3,539,978
Super Micro Computer, Inc.* 12,479 341,925
Western Digital Corp. 8,089 3,514,832
110,070,744
Textiles, Apparel & Luxury Goods 0 .2%
Deckers Outdoor Corp.* 3,363 343,699
Lululemon Athletica, Inc.* 2,510 345,627
NIKE, Inc., Class B 28,507 1,264,570
Ralph Lauren Corp., Class A 874 313,451
Tapestry, Inc. 4,875 707,070
2,974,417
Tobacco 0 .6%
Altria Group, Inc. 40,627 2,951,552
Philip Morris International, Inc. 37,244 6,147,867
9,099,419
Trading Companies & Distributors 0 .2%
Fastenal Co. 27,470 1,234,227
United Rentals, Inc. 1,496 1,435,921
WW Grainger, Inc. 1,037 1,204,320
3,874,468
Water Utilities 0 .0%
†
American Water Works Co.,
Inc. 4,620 593,300
Wireless Telecommunication Services 0 .1%
T-Mobile US, Inc. 11,321 2,213,255
Total Common Stocks
(cost $535,075,337) 1,478,384,476
Purchased Options 0 .7%
Number of
Contracts
Call Options 0 .7%
Future Equity Index Options: 0.7%
S&P 500 E-Mini Index
5/15/2026 at USD 7,050.00,
European Style
Notional Amount: USD
242,303,438
Exchange Traded
*
669 7,484,437

14 - Statement of Investments - April 30, 2026 (Unaudited) - Nationwide BNY Mellon Dynamic U.S. Core Fund
Purchased Options
Number of
Contracts Value ($)
Call Options
S&P 500 E-Mini Index
6/18/2026 at USD 7,375.00,
American Style
Notional Amount: USD
242,303,438
Exchange Traded 669 2,843,250
Total Purchased Options
(cost $6,027,772) 10,327,687
Short-Term Investments 3 .4%
Shares
Money Market Fund 0.1%
Invesco Government & Agency
Portfolio, Institutional
Shares, 3.58%(b)(c) 500,000 500,000
Morgan Stanley Institutional
Liquidity Fund - Government
Portfolio, Institutional
Shares, 3.57%(b)(c) 300,000 300,000
Total Money Market Fund
(cost $800,000) 800,000
U.S. Treasury Obligation 3.3%
U.S. Treasury Bills, 3.58%,
8/6/2026(a) 53,000,000 52,487,007
Total U.S. Treasury
Obligation
(cost $52,497,253) 52,487,007
Total Short-Term Investment
(cost $53,297,253) 53,287,007
Repurchase Agreements 1 .0%
Principal
Amount ($)
CF Secured, LLC,
3.61%, dated 4/30/2026,
due 5/1/2026, repurchase
price $11,589,984,
collateralized by U.S.
Government Treasury
Securities, ranging from
0.00% - 6.13%, maturing
5/15/2026 - 2/15/2056;
total market value
$11,821,784.(c)(d) 11,588,822 11,588,822
Natixis Securities Americas
LLC,
3.62%, dated 4/30/2026,
due 5/1/2026, repurchase
price $1,000,101,
collateralized by U.S.
Government Treasury
Securities, ranging from
0.00% - 4.88%, maturing
5/15/2026 - 2/15/2056;
total market value
$1,020,103.(c)(d) 1,000,000 1,000,000
Repurchase Agreements
Principal
Amount ($) Value ($)
Santander US Capital
Markets,
3.64%, dated 4/30/2026,
due 5/1/2026, repurchase
price $2,000,202,
collateralized by U.S.
Government Treasury
Securities, ranging from
1.63% - 6.25%, maturing
11/30/2026 - 2/15/2054;
total market value
$2,040,206.(c)(d) 2,000,000 2,000,000
Santander US Capital
Markets,
3.65%, dated 4/30/2026,
due 5/1/2026, repurchase
price $1,500,152,
collateralized by U.S.
Government Agency
and Treasury Securities,
ranging from 0.01%
- 5.00%, maturing
4/30/2027 - 7/25/2054;
total market value
$1,530,155.(c)(d) 1,500,000 1,500,000
Total Repurchase Agreements
(cost $16,088,822) 16,088,822
Total Investments
(cost $610,489,184) — 98.4% 1,558,087,992
Other assets in excess of liabilities — 1.6% 25,821,157
NET ASSETS — 100.0%
$ 1,583,909,149
* Denotes a non-income producing security.
† Amount rounds to less than 0.1%.
(a) The security or a portion of this security is on loan as of
April 30, 2026. The total value of securities on loan as of
April 30, 2026 was $79,864,711, which was collateralized
by cash used to purchase money market funds and
repurchase agreements with a value of $800,000 and
$16,088,822, respectively, and by $64,117,303 of collateral
in the form of  U.S. Government Treasury Securities,
interest rates ranging from 0.00% - 6.13%, and maturity
dates ranging from 6/4/2026 - 2/15/2056, a total value of
$81,006,125.
(b) Represents 7-day effective yield as of April 30, 2026.
(c) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of April 30, 2026 was $16,888,822.
(d) Please refer to Note 2 for additional information on the joint repurchase agreement.
REIT Real Estate Investment Trust
Currency:
USD United States Dollar

Nationwide BNY Mellon Dynamic U.S. Core Fund - April 30, 2026 (Unaudited) - Statement of Investments - 15
Futures contracts outstanding as of April 30, 2026:
Description
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount ($)
Value and
Unrealized
Appreciation
(Depreciation) ($)
Long Contracts
U.S. Treasury Long Bond 1,496 6/2026 USD 168,814,250 (6,719,354)
Total long contracts (6,719,354)
Short Contracts
S&P 500 E-Mini Index (187) 6/2026 USD (67,729,062) (658,840)
Total short contracts (658,840)
Net contracts (7,378,194)
Currency:
USD United States Dollar
The accompanying notes are an integral part of these financial statements.

16 - Statement of Investments - April 30, 2026 (Unaudited) - Nationwide BNY Mellon Dynamic U.S. Equity Income Fund
Common Stocks 91 .2%
Shares Value ($)
Aerospace & Defense 1 .6%
L3Harris Technologies, Inc. 40,193 12,883,866
Air Freight & Logistics 1 .0%
FedEx Corp. 19,274 7,773,397
Automobiles 1 .1%
Ford Motor Co. 711,946 8,600,308
Banks 9 .7%
Citigroup, Inc. 119,066 15,238,067
Columbia Banking System,
Inc. 128,927 3,816,239
Fifth Third Bancorp(a) 386,104 19,598,639
First Horizon Corp. 474,392 11,840,824
JPMorgan Chase & Co. 73,730 23,094,448
Truist Financial Corp. 105,295 5,422,693
79,010,910
Biotechnology 0 .8%
Gilead Sciences, Inc. 49,237 6,442,169
Broadline Retail 2 .9%
Amazon.com, Inc.* 89,928 23,836,316
Building Products 1 .5%
Carlisle Cos., Inc. 21,811 7,748,576
Carrier Global Corp. 60,638 4,073,054
11,821,630
Capital Markets 3 .8%
Charles Schwab Corp. (The) 49,047 4,494,667
CME Group, Inc. 20,373 5,863,757
Goldman Sachs Group, Inc.
(The) 6,948 6,418,354
Morgan Stanley 76,197 14,522,386
31,299,164
Communications Equipment 3 .3%
Cisco Systems, Inc. 298,256 27,290,424
Construction Materials 1 .0%
CRH plc 70,239 8,317,702
Consumer Finance 0 .8%
Capital One Financial Corp. 34,652 6,628,928
Consumer Staples Distribution & Retail 0 .9%
Target Corp. 57,451 7,454,267
Containers & Packaging 1 .6%
International Paper Co. 112,469 3,421,307
Packaging Corp. of America 45,792 9,774,302
13,195,609
Diversified Telecommunication Services 0 .9%
AT&T, Inc. 292,521 7,643,574
Electric Utilities 1 .4%
Constellation Energy Corp. 17,827 5,579,851
NRG Energy, Inc. 36,866 5,735,612
11,315,463
Electrical Equipment 1 .2%
Emerson Electric Co. 27,762 3,898,895
Regal Rexnord Corp. 28,368 6,099,971
9,998,866
Energy Equipment & Services 2 .4%
SLB Ltd. 339,014 19,283,116
Common Stocks
Shares Value ($)
Entertainment 0 .7%
Walt Disney Co. (The) 56,500 5,861,875
Financial Services 3 .6%
Berkshire Hathaway, Inc.,
Class B* 46,533 22,038,029
Voya Financial, Inc. 93,977 7,702,355
29,740,384
Ground Transportation 1 .4%
CSX Corp. 259,426 11,785,723
Health Care Equipment & Supplies 1 .3%
Alcon AG CHF(a) 44,960 3,366,155
Medtronic plc 90,896 7,359,849
10,726,004
Health Care Providers & Services 4 .9%
Elevance Health, Inc. 29,177 10,982,806
UnitedHealth Group, Inc. 78,929 29,241,616
40,224,422
Hotels, Restaurants & Leisure 0 .7%
Las Vegas Sands Corp. 99,255 5,420,316
Household Products 1 .9%
Colgate-Palmolive Co. 177,706 15,168,984
Industrial Conglomerates 0 .7%
Honeywell International, Inc. 25,562 5,478,704
Insurance 7 .0%
American International Group,
Inc. 104,951 7,850,335
Aon plc, Class A 31,122 9,699,171
Assurant, Inc. 91,587 21,639,261
Chubb Ltd. 31,152 10,186,704
Old Republic International
Corp. 203,235 8,119,238
57,494,709
IT Services 0 .6%
International Business
Machines Corp. 21,851 5,047,144
Life Sciences Tools & Services 1 .4%
Thermo Fisher Scientific, Inc. 23,487 11,249,334
Machinery 2 .9%
Caterpillar, Inc. 9,967 8,871,726
CNH Industrial NV 400,692 4,291,411
Dover Corp. 46,721 10,578,102
23,741,239
Media 2 .2%
Omnicom Group, Inc. 232,843 17,863,715
Metals & Mining 2 .4%
Freeport-McMoRan, Inc. 121,986 7,048,351
Newmont Corp. 110,943 12,324,658
19,373,009
Multi-Utilities 0 .7%
Dominion Energy, Inc. 81,966 5,286,807
Oil, Gas & Consumable Fuels 6 .0%
Diamondback Energy, Inc. 49,673 10,214,259
EQT Corp. 84,576 5,081,326
Exxon Mobil Corp. 125,288 19,335,697
Marathon Petroleum Corp. 21,989 5,459,649

Nationwide BNY Mellon Dynamic U.S. Equity Income Fund - April 30, 2026 (Unaudited) - Statement of Investments - 17
Common Stocks
Shares Value ($)
Oil, Gas & Consumable Fuels
Phillips 66 50,526 9,051,733
49,142,664
Passenger Airlines 1 .6%
Delta Air Lines, Inc. 186,935 12,709,711
Personal Care Products 0 .5%
Estee Lauder Cos., Inc. (The),
Class A 48,626 3,730,101
Pharmaceuticals 4 .6%
Bristol-Myers Squibb Co. 185,250 11,224,297
Johnson & Johnson 89,649 20,605,823
Pfizer, Inc. 214,584 5,729,393
37,559,513
Semiconductors & Semiconductor Equipment 6 .0%
Applied Materials, Inc. 52,317 20,638,533
Marvell Technology, Inc. 24,792 4,094,399
Texas Instruments, Inc. 87,011 24,457,052
49,189,984
Software 0 .6%
Dolby Laboratories, Inc., Class
A 81,244 5,210,990
Specialized REITs 0 .8%
Weyerhaeuser Co. 280,768 6,884,431
Specialty Retail 0 .6%
Lowe's Cos., Inc. 19,165 4,576,410
Technology Hardware, Storage & Peripherals 0 .5%
Seagate Technology Holdings
plc 6,417 4,322,748
Textiles, Apparel & Luxury Goods 0 .7%
Deckers Outdoor Corp.* 59,307 6,061,175
Trading Companies & Distributors 0 .5%
Ferguson Enterprises, Inc. 14,620 3,913,920
Wireless Telecommunication Services 0 .5%
Vodafone Group plc, ADR-UK 235,462 3,720,300
Total Common Stocks
(cost $561,222,570) 744,280,025
Purchased Options 0 .7%
Number of
Contracts
Call Options 0 .7%
Future Equity Index Options: 0.7%
S&P 500 E-Mini Index
5/15/2026 at USD 7,050.00,
European Style
Notional Amount: USD
125,316,875
Exchange Traded
*
346 3,870,875
S&P 500 E-Mini Index
6/18/2026 at USD 7,375.00,
American Style
Notional Amount: USD
125,316,875
Exchange Traded 346 1,470,500
Total Purchased Options
(cost $3,117,502) 5,341,375
Short-Term Investments 3 .2%
Shares Value ($)
Money Market Fund 0.0%
†
Invesco Government & Agency
Portfolio, Institutional
Shares, 3.58%(b)(c) 200,000 200,000
Morgan Stanley Institutional
Liquidity Fund - Government
Portfolio, Institutional
Shares, 3.57%(b)(c) 100,000 100,000
Total Money Market Fund
(cost $300,000) 300,000
U.S. Treasury Obligation 3.2%
U.S. Treasury Bills, 3.58%,
8/6/2026(a) 26,000,000 25,748,343
Total U.S. Treasury
Obligation
(cost $25,753,369) 25,748,343
Total Short-Term Investment
(cost $26,053,369) 26,048,343
Repurchase Agreements 1 .0%
Principal
Amount ($)
CF Secured, LLC,
3.61%, dated 4/30/2026,
due 5/1/2026, repurchase
price $4,534,371,
collateralized by U.S.
Government Treasury
Securities, ranging from
0.00% - 6.13%, maturing
5/15/2026 - 2/15/2056;
total market value
$4,625,059.(c)(d) 4,533,917 4,533,917
Nomura Securities
International, Inc.,
3.63%, dated 4/30/2026,
due 5/1/2026, repurchase
price $4,000,403,
collateralized by U.S.
Government Treasury
Securities, ranging from
0.00% - 4.38%, maturing
11/15/2026 - 2/15/2055;
total market value
$4,080,451.(c)(d) 4,000,000 4,000,000
Total Repurchase Agreements
(cost $8,533,917) 8,533,917
Total Investments
(cost $598,927,358) — 96.1% 784,203,660
Other assets in excess of liabilities — 3.9% 31,992,636
NET ASSETS — 100.0%
$ 816,196,296

18 - Statement of Investments - April 30, 2026 (Unaudited) - Nationwide BNY Mellon Dynamic U.S. Equity Income Fund
* Denotes a non-income producing security.
† Amount rounds to less than 0.1%.
(a) The security or a portion of this security is on loan as of
April 30, 2026. The total value of securities on loan as of
April 30, 2026 was $21,659,443, which was collateralized by
cash used to purchase money market funds and repurchase
agreements with a value of $300,000 and $8,533,917,
respectively, and by $13,095,097 of collateral in the form
of  U.S. Government Treasury Securities, interest rates
ranging from 0.00% - 3.88%, and maturity dates ranging from
8/31/2026 - 4/30/2031, a total value of $21,929,014.
(b) Represents 7-day effective yield as of April 30, 2026.
(c) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of April 30, 2026 was $8,833,917.
(d) Please refer to Note 2 for additional information on the joint repurchase agreement.
ADR American Depositary Receipt
REIT Real Estate Investment Trust
UK United Kingdom
Currency:
CHF Switzerland Franc
USD United States Dollar

Nationwide BNY Mellon Dynamic U.S. Equity Income Fund - April 30, 2026 (Unaudited) - Statement of Investments - 19
Futures contracts outstanding as of April 30, 2026:
Description
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount ($)
Value and
Unrealized
Appreciation
(Depreciation) ($)
Long Contracts
Russell 1000 Value E-Mini Index 529 6/2026 USD 60,387,995 4,279,864
U.S. Treasury Long Bond 772 6/2026 USD 87,115,375 (3,405,477)
Total long contracts 874,387
Short Contracts
S&P 500 E-Mini Index (260) 6/2026 USD (94,168,750) (2,553,963)
Total short contracts (2,553,963)
Net contracts (1,679,576)
Currency:
USD United States Dollar
The accompanying notes are an integral part of these financial statements.

20 - Statement of Investments - April 30, 2026 (Unaudited) - Nationwide Fund
Common Stocks 100 .2%
Shares Value ($)
Aerospace & Defense 0 .8%
Howmet Aerospace, Inc. 51,945 12,624,713
Banks 3 .6%
Bank of America Corp. 517,082 27,643,204
Wells Fargo & Co. 327,812 26,955,981
54,599,185
Beverages 0 .8%
PepsiCo, Inc. 78,185 12,391,541
Biotechnology 1 .8%
AbbVie, Inc. 127,289 26,898,711
Broadline Retail 6 .2%
Amazon.com, Inc.* 356,149 94,400,854
Building Products 1 .8%
Trane Technologies plc 54,647 26,915,833
Capital Markets 3 .7%
Intercontinental Exchange, Inc. 62,375 9,860,864
Morgan Stanley 185,259 35,308,513
S&P Global, Inc. 27,776 11,977,844
57,147,221
Chemicals 2 .5%
Ecolab, Inc. 63,581 16,569,209
Linde plc 42,075 21,085,465
37,654,674
Construction Materials 0 .8%
Martin Marietta Materials, Inc. 19,612 12,141,201
Consumer Finance 1 .3%
American Express Co. 59,983 19,377,508
Consumer Staples Distribution & Retail 1 .5%
Costco Wholesale Corp. 11,331 11,495,640
Walmart, Inc. 84,983 11,211,807
22,707,447
Electric Utilities 3 .8%
Entergy Corp. 140,540 16,571,071
NextEra Energy, Inc. 259,846 25,433,727
Southern Co. (The) 162,562 15,719,745
57,724,543
Electrical Equipment 1 .1%
Eaton Corp. plc 37,583 16,273,815
Electronic Equipment, Instruments & Components 1 .6%
Amphenol Corp., Class A 164,644 24,247,122
Entertainment 1 .4%
Walt Disney Co. (The) 205,374 21,307,553
Financial Services 2 .4%
Mastercard, Inc., Class A 73,450 36,939,474
Ground Transportation 2 .2%
CSX Corp. 491,009 22,306,539
Old Dominion Freight Line, Inc. 56,931 12,093,852
34,400,391
Health Care Equipment & Supplies 1 .5%
Boston Scientific Corp.* 185,264 10,673,059
Stryker Corp. 38,098 12,005,823
22,678,882
Health Care Providers & Services 1 .8%
UnitedHealth Group, Inc. 73,898 27,377,731
Common Stocks
Shares Value ($)
Hotels, Restaurants & Leisure 3 .6%
Booking Holdings, Inc. 103,776 17,471,728
Hilton Worldwide Holdings,
Inc. 57,246 18,551,711
McDonald's Corp. 63,207 18,556,943
54,580,382
Insurance 0 .7%
Arthur J Gallagher & Co. 53,766 11,097,302
Interactive Media & Services 10 .6%
Alphabet, Inc., Class C 255,251 97,490,567
Meta Platforms, Inc., Class A 106,085 64,914,472
162,405,039
Life Sciences Tools & Services 1 .0%
Thermo Fisher Scientific, Inc. 32,054 15,352,584
Machinery 1 .0%
Ingersoll Rand, Inc. 47,332 3,779,934
Parker-Hannifin Corp. 12,222 11,114,931
14,894,865
Oil, Gas & Consumable Fuels 3 .3%
ConocoPhillips 81,994 10,313,205
EQT Corp. 145,635 8,749,751
Exxon Mobil Corp. 203,781 31,449,522
50,512,478
Pharmaceuticals 3 .2%
Eli Lilly & Co. 16,859 15,756,421
Johnson & Johnson 144,675 33,253,549
49,009,970
Semiconductors & Semiconductor Equipment 19 .7%
Advanced Micro Devices, Inc.* 40,802 14,463,901
ASML Holding NV
(Registered), ADR-NL 8,614 12,395,460
Broadcom, Inc. 142,172 59,346,858
Lam Research Corp. 85,807 22,126,193
NVIDIA Corp. 730,366 145,759,142
Taiwan Semiconductor
Manufacturing Co. Ltd.,
ADR-TW 43,636 17,282,474
Texas Instruments, Inc. 107,910 30,331,343
301,705,371
Software 8 .0%
Cadence Design Systems,
Inc.* 29,027 9,567,009
Intuit, Inc. 18,050 7,012,425
Microsoft Corp. 248,603 101,375,331
ServiceNow, Inc.* 56,650 5,002,762
122,957,527
Specialty Retail 3 .1%
AutoZone, Inc.* 2,820 10,445,365
Lowe's Cos., Inc. 100,266 23,942,518
TJX Cos., Inc. (The) 87,542 13,722,208
48,110,091
Technology Hardware, Storage & Peripherals 5 .4%
Apple, Inc. 306,955 83,292,239
Total Investments
(cost $1,032,859,470) — 100.2% 1,531,726,247
Liabilities in excess of other assets — (0.2)% (2,783,106)
NET ASSETS — 100.0%
$ 1,528,943,141

Nationwide Fund - April 30, 2026 (Unaudited) - Statement of Investments - 21
* Denotes a non-income producing security.
ADR American Depositary Receipt
NL Netherlands
TW Taiwan
The accompanying notes are an integral part of these financial statements.

22 - Statement of Investments - April 30, 2026 (Unaudited) - Nationwide Geneva Mid Cap Growth Fund
Common Stocks 95 .8%
Shares Value ($)
Aerospace & Defense 7 .1%
Axon Enterprise, Inc.* 21,574 8,667,570
HEICO Corp., Class A 47,171 9,859,683
18,527,253
Building Products 3 .0%
Advanced Drainage Systems,
Inc. 47,160 7,038,630
Fortune Brands Innovations,
Inc. 19,446 788,341
7,826,971
Capital Markets 4 .3%
Intercontinental Exchange, Inc. 42,502 6,719,141
Raymond James Financial,
Inc. 28,697 4,543,309
11,262,450
Commercial Services & Supplies 5 .9%
Copart, Inc.* 163,152 5,401,963
Rollins, Inc. 180,561 10,062,664
15,464,627
Construction & Engineering 1 .2%
API Group Corp.* 69,335 3,169,996
Construction Materials 2 .1%
Vulcan Materials Co. 18,643 5,625,339
Distributors 1 .5%
Pool Corp. 18,314 3,906,742
Electrical Equipment 0 .6%
Generac Holdings, Inc.* 6,266 1,624,335
Electronic Equipment, Instruments & Components 11 .5%
Amphenol Corp., Class A 92,239 13,584,038
Cognex Corp.(a) 20,172 1,119,748
Keysight Technologies, Inc.* 44,251 15,483,867
30,187,653
Food Products 0 .6%
Freshpet, Inc.* 22,432 1,511,468
Ground Transportation 2 .1%
Old Dominion Freight Line, Inc. 25,946 5,511,709
Health Care Equipment & Supplies 8 .3%
Align Technology, Inc.* 9,195 1,618,412
Cooper Cos., Inc. (The)* 31,241 1,965,059
Dexcom, Inc.* 46,202 2,751,329
IDEXX Laboratories, Inc.* 14,132 7,925,226
STERIS plc 34,666 7,518,362
21,778,388
Health Care Providers & Services 1 .8%
HealthEquity, Inc.* 56,161 4,606,887
Health Care Technology 0 .6%
Veeva Systems, Inc., Class A* 9,873 1,539,892
Household Products 2 .0%
Church & Dwight Co., Inc. 54,948 5,333,253
Insurance 1 .3%
Ryan Specialty Holdings, Inc.,
Class A 99,656 3,465,039
IT Services 1 .3%
EPAM Systems, Inc.*(a) 18,760 2,134,513
Gartner, Inc.* 9,438 1,401,448
3,535,961
Common Stocks
Shares Value ($)
Life Sciences Tools & Services 2 .3%
Charles River Laboratories
International, Inc.* 3,841 641,332
Repligen Corp.*(a) 45,939 5,435,043
6,076,375
Machinery 2 .6%
IDEX Corp. 30,923 6,736,575
Professional Services 6 .0%
Broadridge Financial
Solutions, Inc. 28,694 4,418,302
SS&C Technologies Holdings,
Inc. 24,853 1,722,313
UL Solutions, Inc., Class A 38,543 3,487,756
Verisk Analytics, Inc., Class A 33,687 6,214,915
15,843,286
Real Estate Management & Development 1 .0%
CoStar Group, Inc.* 77,848 2,694,319
Semiconductors & Semiconductor Equipment 4 .4%
Monolithic Power Systems,
Inc. 7,168 11,572,091
Software 13 .0%
Bentley Systems, Inc., Class
B(a) 54,738 1,785,554
BlackLine, Inc.* 17,492 546,625
Cadence Design Systems,
Inc.* 29,505 9,724,553
Datadog, Inc., Class A* 40,737 5,385,024
HubSpot, Inc.* 6,207 1,376,464
Intuit, Inc. 7,964 3,094,014
Roper Technologies, Inc. 9,920 3,519,715
Trimble, Inc.* 31,140 2,096,345
Tyler Technologies, Inc.* 19,077 6,507,928
34,036,222
Specialty Retail 9 .2%
Burlington Stores, Inc.* 24,550 7,856,245
O'Reilly Automotive, Inc.* 129,385 12,860,869
Ulta Beauty, Inc.* 6,291 3,381,287
24,098,401
Trading Companies & Distributors 2 .1%
Watsco, Inc.(a) 12,599 5,516,346
Total Common Stocks
(cost $146,210,835) 251,451,578
Rights 0 .0%
†
Number of
Rights
Health Care Equipment & Supplies 0 .0%
†
ABIOMED, Inc., CVR*^∞ 15,020 0
Total Rights
(cost $15,320) 0
Short-Term Investments 0 .0%
†
Shares
Money Market Fund 0.0%
†
Invesco Government & Agency
Portfolio, Institutional
Shares, 3.58%(b)(c) 25,259 25,259

Nationwide Geneva Mid Cap Growth Fund - April 30, 2026 (Unaudited) - Statement of Investments - 23
Short-Term Investments
Shares Value ($)
Morgan Stanley Institutional
Liquidity Fund - Government
Portfolio, Institutional
Shares, 3.57%(b)(c) 16,839 16,839
42,098
Total Short-Term Investment
(cost $42,098) 42,098
Repurchase Agreement 0 .3%
Principal
Amount ($)
CF Secured, LLC,
3.61%, dated 4/30/2026,
due 5/1/2026, repurchase
price $799,932,
collateralized by U.S.
Government Treasury
Securities, ranging from
0.00% - 6.13%, maturing
5/15/2026 - 2/15/2056;
total market value
$815,931.(c)(d) 799,852 799,852
Total Repurchase Agreement
(cost $799,852) 799,852
Total Investments
(cost $147,068,105) — 96.1% 252,293,528
Other assets in excess of liabilities — 3.9% 10,169,635
NET ASSETS — 100.0%
$ 262,463,163
* Denotes a non-income producing security.
^ Value determined using significant unobservable inputs.
∞ Fair valued security.
† Amount rounds to less than 0.1%.
(a) The security or a portion of this security is on loan as of
April 30, 2026. The total value of securities on loan as of
April 30, 2026 was $7,878,758, which was collateralized
by cash used to purchase money market funds and
repurchase agreements with a value of $42,098 and
$799,852, respectively, and by $7,055,027 of collateral
in the form of  U.S. Government Treasury Securities,
interest rates ranging from 1.75% - 4.50%, and maturity
dates ranging from 7/15/2026 - 8/15/2053, a total value of
$7,896,977.
(b) Represents 7-day effective yield as of April 30, 2026.
(c) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of April 30, 2026 was $841,950.
(d) Please refer to Note 2 for additional information on the joint repurchase agreement.
CVR Contingent Value Rights
The accompanying notes are an integral part of these financial statements.

24 - Statement of Investments - April 30, 2026 (Unaudited) - Nationwide GQG US Quality Equity Fund
Common Stocks 97 .0%
Shares Value ($)
Beverages 3 .2%
Coca-Cola Co. (The) 103,357 8,140,397
Capital Markets 2 .0%
CME Group, Inc. 17,329 4,987,633
Consumer Staples Distribution & Retail 2 .0%
Kroger Co. (The) 74,189 5,050,045
Diversified Telecommunication Services 10 .9%
AT&T, Inc. 530,964 13,874,089
Verizon Communications, Inc. 283,238 13,603,921
27,478,010
Electric Utilities 12 .5%
American Electric Power Co.,
Inc. 69,104 9,474,849
Duke Energy Corp. 38,368 4,970,574
Exelon Corp. 127,496 5,863,541
NextEra Energy, Inc. 65,411 6,402,429
Xcel Energy, Inc. 57,949 4,806,870
31,518,263
Gas Utilities 1 .6%
Atmos Energy Corp. 20,847 3,960,513
Health Care Providers & Services 4 .1%
Cigna Group (The) 35,548 10,329,538
Insurance 12 .1%
Allstate Corp. (The) 41,029 8,913,961
American International Group,
Inc. 5,789 433,017
Cincinnati Financial Corp. 30,880 5,051,968
Old Republic International
Corp. 88,111 3,520,034
Progressive Corp. (The) 43,415 8,738,571
RenaissanceRe Holdings Ltd. 12,765 3,918,472
30,576,023
Multi-Utilities 2 .0%
CenterPoint Energy, Inc.(a) 112,047 4,890,852
Oil, Gas & Consumable Fuels 19 .0%
BP plc, ADR 108,260 5,129,359
Chevron Corp. 32,238 6,231,928
Common Stocks
Shares Value ($)
Oil, Gas & Consumable Fuels
Devon Energy Corp. 124,293 6,384,931
Diamondback Energy, Inc. 25,897 5,325,200
Enbridge, Inc. 110,357 6,115,985
Exxon Mobil Corp. 65,781 10,151,982
Occidental Petroleum Corp. 142,148 8,611,326
47,950,711
Pharmaceuticals 5 .7%
Johnson & Johnson 24,614 5,657,528
Novartis AG, ADR(a) 57,970 8,570,864
14,228,392
Software 9 .0%
Adobe, Inc.* 4,949 1,217,949
Atlassian Corp., Class A* 11,557 792,695
Autodesk, Inc.* 3,771 893,727
Microsoft Corp. 24,494 9,988,163
Salesforce, Inc. 27,469 4,849,103
ServiceNow, Inc.* 34,449 3,042,191
Workday, Inc., Class A* 15,343 1,877,983
22,661,811
Tobacco 9 .9%
Altria Group, Inc. 155,548 11,300,562
Philip Morris International, Inc. 83,097 13,716,822
25,017,384
Water Utilities 3 .0%
American Water Works Co.,
Inc. 59,087 7,587,953
Total Investments
(cost $217,458,383) — 97.0% 244,377,525
Other assets in excess of liabilities — 3.0% 7,537,031
NET ASSETS — 100.0%
$ 251,914,556
* Denotes a non-income producing security.
(a) The security or a portion of this security is on loan as of
April 30, 2026. The total value of securities on loan as of
April 30, 2026 was $10,579,664, which was collateralized
by $10,469,428 in the form of U.S Government Treasury
Securities, interest rates ranging from 0.00% - 6.13%, and
maturity dates ranging from 6/4/2026 - 2/15/2056.
ADR American Depositary Receipt
The accompanying notes are an integral part of these financial statements.

Nationwide Loomis All Cap Growth Fund - April 30, 2026 (Unaudited) - Statement of Investments - 25
Common Stocks 99 .9%
Shares Value ($)
Aerospace & Defense 4 .6%
Boeing Co. (The)* 45,386 10,394,755
Air Freight & Logistics 1 .1%
Expeditors International of
Washington, Inc. 16,258 2,404,396
Automobile Components 0 .4%
Mobileye Global, Inc., Class
A*(a) 99,971 868,748
Automobiles 6 .5%
Tesla, Inc.* 38,059 14,524,456
Beverages 4 .4%
Boston Beer Co., Inc. (The),
Class A* 4,560 1,080,902
Monster Beverage Corp.* 112,274 8,652,957
9,733,859
Biotechnology 5 .4%
Alnylam Pharmaceuticals, Inc.* 18,562 5,744,754
CRISPR Therapeutics AG*(a) 20,968 1,097,465
Regeneron Pharmaceuticals,
Inc. 7,289 5,153,760
11,995,979
Broadline Retail 6 .5%
Alibaba Group Holding Ltd.,
ADR-CN(a) 2,098 276,684
Amazon.com, Inc.* 53,571 14,199,529
14,476,213
Capital Markets 2 .9%
FactSet Research Systems,
Inc. 5,128 1,167,030
MSCI, Inc., Class A 4,255 2,516,450
SEI Investments Co. 32,034 2,904,843
6,588,323
Entertainment 7 .6%
Netflix, Inc.* 132,996 12,449,755
Walt Disney Co. (The) 44,068 4,572,055
17,021,810
Financial Services 5 .0%
Block, Inc., Class A* 24,707 1,742,091
PayPal Holdings, Inc. 22,129 1,109,548
Visa, Inc., Class A(a) 25,159 8,298,444
11,150,083
Health Care Equipment & Supplies 1 .0%
Intuitive Surgical, Inc.* 4,841 2,215,290
Health Care Technology 2 .0%
Doximity, Inc., Class A* 78,459 1,917,538
Veeva Systems, Inc., Class A* 16,008 2,496,768
4,414,306
Hotels, Restaurants & Leisure 3 .0%
Starbucks Corp. 32,905 3,465,884
Yum China Holdings, Inc. 31,614 1,531,698
Yum! Brands, Inc. 10,919 1,743,218
6,740,800
Interactive Media & Services 14 .9%
Alphabet, Inc., Class A 50,035 19,253,468
Meta Platforms, Inc., Class A 23,137 14,157,762
33,411,230
Common Stocks
Shares Value ($)
IT Services 2 .2%
Shopify, Inc., Class A* 40,759 4,937,138
Life Sciences Tools & Services 0 .5%
Illumina, Inc.* 8,884 1,125,958
Machinery 1 .4%
Deere & Co. 5,126 3,023,674
Pharmaceuticals 2 .9%
Novartis AG, ADR(a) 13,026 1,925,894
Novo Nordisk A/S, ADR-DK(a) 59,908 2,529,316
Roche Holding AG, ADR(a) 39,368 2,003,044
6,458,254
Semiconductors & Semiconductor Equipment 15 .7%
ARM Holdings plc, ADR*(a) 33,352 7,014,593
NVIDIA Corp. 127,572 25,459,544
QUALCOMM, Inc. 15,012 2,695,855
35,169,992
Software 11 .5%
Autodesk, Inc.* 21,834 5,174,658
Microsoft Corp. 15,820 6,451,079
Oracle Corp. 57,440 9,270,242
Salesforce, Inc. 15,772 2,784,231
Workday, Inc., Class A* 17,159 2,100,262
25,780,472
Textiles, Apparel & Luxury Goods 0 .4%
NIKE, Inc., Class B 20,652 916,123
Total Common Stocks
(cost $90,847,558) 223,351,859
Short-Term Investments 0 .0%
†
Money Market Fund 0.0%
†
Invesco Government & Agency
Portfolio, Institutional
Shares, 3.58%(b)(c) 25,354 25,354
Morgan Stanley Institutional
Liquidity Fund - Government
Portfolio, Institutional
Shares, 3.57%(b)(c) 16,903 16,903
42,257
Total Short-Term Investment
(cost $42,257) 42,257

26 - Statement of Investments - April 30, 2026 (Unaudited) - Nationwide Loomis All Cap Growth Fund
Repurchase Agreement 1 .1%
Principal
Amount ($) Value ($)
CF Secured, LLC,
3.61%, dated 4/30/2026,
due 5/1/2026, repurchase
price $2,485,340,
collateralized by U.S.
Government Treasury
Securities, ranging from
0.00% - 6.13%, maturing
5/15/2026 - 2/15/2056;
total market value
$2,535,046.(c)(d) 2,485,091 2,485,091
Total Repurchase Agreement
(cost $2,485,091) 2,485,091
Total Investments
(cost $93,374,906) — 101.0% 225,879,207
Liabilities in excess of other assets — (1.0)% (2,195,172)
NET ASSETS — 100.0%
$ 223,684,035
* Denotes a non-income producing security.
† Amount rounds to less than 0.1%.
(a) The security or a portion of this security is on loan as of
April 30, 2026. The total value of securities on loan as of
April 30, 2026 was $11,194,624, which was collateralized by
cash used to purchase money market funds and repurchase
agreements with a value of $42,257 and $2,485,091,
respectively, and by $8,554,683 of collateral in the form
of  U.S. Government Treasury Securities, interest rates
ranging from 0.00% - 6.25%, and maturity dates ranging from
5/12/2026 - 2/15/2056, a total value of $11,082,031.
(b) Represents 7-day effective yield as of April 30, 2026.
(c) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of April 30, 2026 was $2,527,348.
(d) Please refer to Note 2 for additional information on the joint repurchase agreement.
ADR American Depositary Receipt
CN China
DK Denmark
The accompanying notes are an integral part of these financial statements.

Nationwide Renaissance Small Cap Growth Fund - April 30, 2026 (Unaudited) - Statement of Investments - 27
Common Stocks 99 .6%
Shares Value ($)
Aerospace & Defense 3 .9%
AAR Corp.* 5,209 574,917
AeroVironment, Inc.* 1,856 361,957
936,874
Banks 2 .3%
Axos Financial, Inc.* 5,810 560,316
Biotechnology 4 .1%
ADMA Biologics, Inc.* 33,591 344,308
Catalyst Pharmaceuticals,
Inc.* 23,096 649,690
993,998
Building Products 2 .2%
Modine Manufacturing Co.* 2,092 532,686
Commercial Services & Supplies 2 .0%
Brink's Co. (The) 4,474 477,599
Construction & Engineering 12 .3%
Dycom Industries, Inc.* 1,142 472,902
IES Holdings, Inc.* 1,126 725,234
Limbach Holdings, Inc.* 5,328 531,575
Primoris Services Corp. 3,462 627,141
Sterling Infrastructure, Inc.* 1,236 637,306
2,994,158
Consumer Staples Distribution & Retail 2 .1%
Sprouts Farmers Market, Inc.* 6,211 508,370
Diversified Consumer Services 3 .6%
Covista, Inc.* 3,783 435,877
Stride, Inc.* 4,492 436,443
872,320
Electrical Equipment 2 .3%
Nextpower, Inc., Class A* 4,706 560,626
Electronic Equipment, Instruments & Components 10 .1%
Advanced Energy Industries,
Inc. 1,541 591,605
Belden, Inc. 4,237 476,578
Fabrinet* 1,006 687,571
Sanmina Corp.* 3,191 695,064
2,450,818
Entertainment 2 .4%
IMAX Corp.* 15,093 573,836
Financial Services 4 .3%
NMI Holdings, Inc., Class A* 11,800 456,778
Remitly Global, Inc.* 26,810 586,871
1,043,649
Health Care Equipment & Supplies 5 .6%
Merit Medical Systems, Inc.* 6,452 439,897
TransMedics Group, Inc.* 4,793 483,087
UFP Technologies, Inc.* 2,334 447,264
1,370,248
Health Care Providers & Services 8 .6%
Addus HomeCare Corp.* 4,024 389,885
Common Stocks
Shares Value ($)
Health Care Providers & Services
Ensign Group, Inc. (The) 2,787 520,305
GeneDx Holdings Corp., Class
A* 3,469 218,166
HealthEquity, Inc.* 5,110 419,173
Privia Health Group, Inc.* 21,329 530,026
2,077,555
Health Care REITs 2 .4%
CareTrust REIT, Inc. 15,013 592,263
Health Care Technology 1 .3%
Waystar Holding Corp.* 14,170 302,884
Hotels, Restaurants & Leisure 1 .9%
Life Time Group Holdings,
Inc.* 17,468 468,317
Insurance 4 .0%
Kinsale Capital Group, Inc. 1,298 420,046
Palomar Holdings, Inc.* 4,664 561,452
981,498
Life Sciences Tools & Services 1 .8%
Medpace Holdings, Inc.* 1,029 430,801
Metals & Mining 1 .8%
Century Aluminum Co.* 7,176 426,541
Oil, Gas & Consumable Fuels 1 .7%
Riley Exploration Permian, Inc. 11,581 418,885
Personal Care Products 1 .0%
elf Beauty, Inc.* 3,643 233,043
Professional Services 5 .5%
ExlService Holdings, Inc.* 13,149 419,190
Huron Consulting Group, Inc.* 3,814 498,357
Innodata, Inc.* 9,596 405,239
1,322,786
Semiconductors & Semiconductor Equipment 5 .4%
Credo Technology Group
Holding Ltd.* 3,931 684,034
Rambus, Inc.* 5,520 635,407
1,319,441
Software 3 .6%
BlackLine, Inc.* 8,167 255,219
Q2 Holdings, Inc.* 6,562 333,021
SPS Commerce, Inc.* 4,984 279,702
867,942
Specialty Retail 3 .4%
Boot Barn Holdings, Inc.* 2,475 424,339
Group 1 Automotive, Inc. 1,155 412,185
836,524
Total Investments
(cost $23,570,085) — 99.6% 24,153,978
Other assets in excess of liabilities — 0.4% 108,038
NET ASSETS — 100.0%
$ 24,262,016
* Denotes a non-income producing security.
REIT Real Estate Investment Trust
The accompanying notes are an integral part of these financial statements.

28 - Statements of Assets and Liabilities - April 30, 2026 (Unaudited) - Equity Funds
The accompanying notes are an integral part of these financial statements.
Nationwide Bailard
Small Cap Value
Fund
Assets:
Investment securities, at value
*
$ 124,210,891
Repurchase agreements, at value 12,555,623
Cash 511,054
Deposits with broker for futures contracts —
Interest and dividends receivable 45,883
Security lending income receivable 3,813
Receivable for investments sold 1,144,863
Receivable for capital shares issued 176
Reclaims receivable —
Receivable for variation margin on futures contracts —
Receivable for reimbursement from investment adviser (Note 3) 2,781
Prepaid expenses 18,173
Total Assets 138,493,257
Liabilities:
Payable for investments purchased 1,167,188
Payable for capital shares redeemed —
Payable for variation margin on futures contracts —
Payable upon return of securities loaned (Note 2) 13,155,623
Accrued expenses and other payables:
Investment advisory fees 59,328
Fund administration fees 11,637
Distribution fees 250
Administrative servicing fees 343
Accounting and transfer agent fees 1,994
Trustee fees 307
Custodian fees 667
Compliance program costs (Note 3) 1
Professional fees 14,608
Printing fees 37
Other 231
Total Liabilities 14,412,214
Commitments and contingencies (Note 3) —
Net Assets $ 124,081,043
* Includes value of securities on loan (Note 2) 17,887,358
Cost of investment securities 95,796,654
Cost of repurchase agreements 12,555,623
Represented by:
Capital $ 82,746,807
Total distributable earnings (loss) 41,334,236
Net Assets $ 124,081,043

Equity Funds - April 30, 2026 (Unaudited) - Statements of Assets and Liabilities - 29
Nationwide Bailard
Technology Fund
Nationwide BNY
Mellon Dynamic
U.S. Core Fund
Nationwide BNY
Mellon Dynamic
U.S. Equity Income
Fund Nationwide Fund
Nationwide Geneva
Mid Cap Growth
Fund
$ 191,496,059 $ 1,541,999,170 $ 775,669,743 $ 1,531,726,247 $ 251,493,676
— 16,088,822 8,533,917 — 799,852
741,390 45,242,695 34,325,199 3,375,220 11,275,085
— 2,817,995 1,350,998 — —
4,653 735,370 631,602 693,008 34,529
36 2,585 1,149 — 820
— 414,702 8,912,915 13,018,543 —
14,651 55,394 104,695 7,191 235,709
— — 5,946 4,125 —
— — 278,515 — —
5,534 11,246 49,711 — —
18,325 40,472 57,021 33,668 16,484
192,280,648 1,607,408,451 829,921,411 1,548,858,002 263,856,155
— 1,470,941 4,102,498 10,550,246 —
102,593 3,706,150 192,032 8,503,823 197,046
— 474,513 — — —
— 16,888,822 8,833,917 — 841,950
89,707 564,810 391,886 591,462 136,549
13,354 44,198 26,464 46,024 20,853
1,979 15,740 57,065 41,048 11,212
2,061 134,073 4,339 58,895 28,394
4,033 82,112 62,638 28,682 9,224
598 4,385 2,096 4,665 698
183 7,739 3,079 12,093 2,581
23 49 6 21 25
15,221 19,546 16,201 23,035 16,654
1,437 83,196 32,804 54,705 122,201
142 3,028 90 162 5,605
231,331 23,499,302 13,725,115 19,914,861 1,392,992
— — — — —
$ 192,049,317 $ 1,583,909,149 $ 816,196,296 $ 1,528,943,141 $ 262,463,163
238,804 79,864,711 21,659,443 — 7,878,758
58,902,326 594,400,362 590,393,441 1,032,859,470 146,268,253
— 16,088,822 8,533,917 — 799,852
$ 42,269,808 $ 637,718,318 $ 582,758,021 $ 1,010,417,507 $ 157,089,920
149,779,509 946,190,831 233,438,275 518,525,634 105,373,243
$ 192,049,317 $ 1,583,909,149 $ 816,196,296 $ 1,528,943,141 $ 262,463,163

30 - Statements of Assets and Liabilities - April 30, 2026 (Unaudited) - Equity Funds
The accompanying notes are an integral part of these financial statements.
Nationwide Bailard
Small Cap Value
Fund
Net Assets:
Class A Shares $ 1,255,081
Class K Shares —
Class M Shares 122,621,282
Class R Shares —
Class R6 Shares 24,462
Eagle Class Shares —
Institutional Service Class Shares 180,218
Total $ 124,081,043
Shares Outstanding (unlimited number of shares authorized):
Class A Shares 72,750
Class K Shares —
Class M Shares 7,039,819
Class R Shares —
Class R6 Shares 1,406
Eagle Class Shares —
Institutional Service Class Shares 10,314
Total 7,124,289
Net asset value and redemption price per share (Net assets by class divided by shares outstanding by class, respectively):
Class A Shares $ 17 .25 (a)
Class K Shares $ —
Class M Shares $ 17 .42
Class R Shares $ —
Class R6 Shares $ 17 .40
Eagle Class Shares $ —
Institutional Service Class Shares $ 17 .47
Maximum offering price per share (100%/(100%-maximum sales charge) of net asset value adjusted to the nearest cent):
Class A Shares $ 18 .30
Maximum Sales Charge:
Class A Shares 5 .75%
(a) For Class A Shares that were purchased without a sales charge because such purchase exceeded $1,000,000, a contingent deferred sales charge of 1.00% may apply to any redemption of such shares within 18 months of their purchase.

Equity Funds - April 30, 2026 (Unaudited) - Statements of Assets and Liabilities - 31
Nationwide Bailard
Technology Fund
Nationwide BNY
Mellon Dynamic
U.S. Core Fund
Nationwide BNY
Mellon Dynamic
U.S. Equity Income
Fund Nationwide Fund
Nationwide Geneva
Mid Cap Growth
Fund
$ 10,099,650 $ 76,871,828 $ 4,286,669 $ 206,375,651 $ 55,355,300
— — 701,580,033 — —
175,259,533 — — — —
— 489,813 — 131,190 —
3,071,344 359,139,697 83,492,763 374,312,813 111,704,132
— 1,075,684,324 11,193 — —
3,618,790 71,723,487 26,825,638 948,123,487 95,403,731
$ 192,049,317 $ 1,583,909,149 $ 816,196,296 $ 1,528,943,141 $ 262,463,163
360,670 4,511,984 110,437 6,886,626 5,397,142
— — 18,074,453 — —
5,350,174 — — — —
— 30,457 — 4,679 —
94,310 18,942,536 2,152,332 13,045,277 8,567,419
— 56,102,782 289 — —
112,164 3,744,190 691,535 33,039,906 7,712,947
5,917,318 83,331,949 21,029,046 52,976,488 21,677,508
$ 28 .00 (a) $ 17 .04 (a) $ 38 .82 (a) $ 29 .97 (a) $ 10 .26 (a)
$ — $ — $ 38 .82 $ — $ —
$ 32 .76 $ — $ — $ — $ —
$ — $ 16 .08 $ — $ 28 .04 $ —
$ 32 .57 $ 18 .96 $ 38 .79 $ 28 .69 $ 13 .04
$ — $ 19 .17 $ 38 .73 $ — $ —
$ 32 .26 $ 19 .16 $ 38 .79 $ 28 .70 $ 12 .37
$ 29 .71 $ 18 .08 $ 41 .19 $ 31 .80 $ 10 .89
5 .75% 5 .75% 5 .75% 5 .75% 5 .75%

32 - Statements of Assets and Liabilities - April 30, 2026 (Unaudited) - Equity Funds
The accompanying notes are an integral part of these financial statements.
Nationwide GQG US
Quality Equity Fund
Assets:
Investment securities, at value
*
$ 244,377,525
Repurchase agreements, at value —
Cash 7,825,626
Interest and dividends receivable 357,978
Security lending income receivable 231
Receivable for investments sold 4,847,311
Receivable for capital shares issued 58,343
Receivable for reimbursement from investment adviser (Note 3) 15,274
Prepaid expenses 49,105
Total Assets 257,531,393
Liabilities:
Payable for investments purchased 5,304,564
Payable for capital shares redeemed 163,611
Payable upon return of securities loaned (Note 2) —
Accrued expenses and other payables:
Investment advisory fees 92,148
Fund administration fees 14,149
Distribution fees 8,591
Administrative servicing fees 5,771
Accounting and transfer agent fees 5,705
Trustee fees 644
Custodian fees 98
Compliance program costs (Note 3) 16
Professional fees 15,038
Printing fees 6,403
Other 99
Total Liabilities 5,616,837
Commitments and contingencies (Note 3) —
Net Assets $ 251,914,556
* Includes value of securities on loan (Note 2) 10,579,664
Cost of investment securities 217,458,383
Cost of repurchase agreements —
Represented by:
Capital $ 222,490,525
Total distributable earnings (loss) 29,424,031
Net Assets $ 251,914,556

Equity Funds - April 30, 2026 (Unaudited) - Statements of Assets and Liabilities - 33
Nationwide Loomis
All Cap Growth
Fund
Nationwide
Renaissance Small
Cap Growth Fund
$ 223,394,116 $ 24,153,978
2,485,091 —
540,896 152,245
12,790 5,115
1,336 —
— —
59,586 3,196
15,868 13,131
15,182 24,301
226,524,865 24,351,966
— —
117,025 17,459
2,527,348 —
142,110 15,288
13,966 11,099
1,130 2,083
13,442 2,238
1,978 4,404
601 372
2,145 2,334
21 —
15,265 15,902
5,751 17,146
48 1,625
2,840,830 89,950
— —
$ 223,684,035 $ 24,262,016
11,194,624 —
90,889,815 23,570,085
2,485,091 —
$ 96,147,304 $ 4,687,283
127,536,731 19,574,733
$ 223,684,035 $ 24,262,016

34 - Statements of Assets and Liabilities - April 30, 2026 (Unaudited) - Equity Funds
The accompanying notes are an integral part of these financial statements.
Nationwide GQG US
Quality Equity Fund
Net Assets:
Class A Shares $ 42,688,163
Class R6 Shares 198,075,581
Eagle Class Shares 7,098,980
Institutional Service Class Shares 4,051,832
Total $ 251,914,556
Shares Outstanding (unlimited number of shares authorized):
Class A Shares 2,883,181
Class R6 Shares 13,353,532
Eagle Class Shares 478,645
Institutional Service Class Shares 273,249
Total 16,988,607
Net asset value and redemption price per share (Net assets by class divided by shares outstanding by class, respectively):
Class A Shares $ 14 .81 (a)
Class R6 Shares $ 14 .83
Eagle Class Shares $ 14 .83
Institutional Service Class Shares $ 14 .83
Maximum offering price per share (100%/(100%-maximum sales charge) of net asset value adjusted to the nearest cent):
Class A Shares $ 15 .71
Maximum Sales Charge:
Class A Shares 5 .75%
(a) For Class A Shares that were purchased without a sales charge because such purchase exceeded $1,000,000, a contingent deferred sales charge of 1.00% may apply to any redemption of such shares within 18 months of their purchase.

Equity Funds - April 30, 2026 (Unaudited) - Statements of Assets and Liabilities - 35
Nationwide Loomis
All Cap Growth
Fund
Nationwide
Renaissance Small
Cap Growth Fund
$ 5,589,420 $ 10,350,344
169,743,733 2,504,165
45,690,540 —
2,660,342 11,407,507
$ 223,684,035 $ 24,262,016
299,968 483,242
8,684,347 105,567
2,356,189 —
136,862 488,353
11,477,366 1,077,162
$ 18 .63 (a) $ 21 .42 (a)
$ 19 .55 $ 23 .72
$ 19 .39 $ —
$ 19 .44 $ 23 .36
$ 19 .77 $ 22 .73
5 .75% 5 .75%

36 - Statements of Operations - For the Six Months Ended April 30, 2026 (Unaudited) - Equity Funds
The accompanying notes are an integral part of these financial statements.
Nationwide Bailard
Small Cap Value
Fund
INVESTMENT INCOME:
Dividend income $ 1,088,379
Income from securities lending (net of fees) (Note 2) 20,048
Interest income 11,407
Foreign tax withholding (760)
Total Income 1,119,074
EXPENSES:
Investment advisory fees 367,757
Fund administration fees 41,320
Distribution fees Class A 1,371
Distribution fees Class K —
Distribution fees Class R —
Administrative servicing fees Class A 219
Administrative servicing fees Class R —
Administrative servicing fees Eagle Class —
Administrative servicing fees Institutional Service Class 25
Registration and filing fees 25,392
Professional fees 16,812
Printing fees 3,807
Trustee fees 2,043
Custodian fees 1,665
Accounting and transfer agent fees 2,864
Compliance program costs (Note 3) 230
Other 2,946
Total expenses before fees waived and expenses reimbursed 466,451
Investment advisory fees waived (Note 3) —
Expenses reimbursed by adviser (Note 3) (14,640)
Net Expenses 451,811
NET INVESTMENT INCOME/(LOSS) 667,263
REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gains (losses) from:
Transactions in investment securities (Note 10) 13,312,556
Expiration or closing of futures contracts (Note 2) —
Net realized gains (losses) 13,312,556
Net change in unrealized appreciation/depreciation in the value of:
Investment securities 7,318,103
Futures contracts (Note 2) —
Net change in unrealized appreciation/depreciation 7,318,103
Net realized/unrealized gains (losses) 20,630,659
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS $ 21,297,922

Equity Funds - For the Six Months Ended April 30, 2026 (Unaudited) - Statements of Operations - 37
Nationwide Bailard
Technology Fund
Nationwide BNY
Mellon Dynamic
U.S. Core Fund
Nationwide BNY
Mellon Dynamic
U.S. Equity Income
Fund Nationwide Fund
Nationwide Geneva
Mid Cap Growth
Fund
$ 385,687 $ 8,624,715 $ 7,869,351 $ 9,407,635 $ 667,362
1,853 22,287 15,380 — 7,254
25,943 2,049,217 1,244,650 161,612 205,295
(9,696) (1,872) — (38,705) —
403,787 10,694,347 9,129,381 9,530,542 879,911
610,032 3,461,808 2,311,488 4,385,783 838,942
51,053 223,291 124,888 240,458 55,699
12,648 94,699 4,913 258,001 75,903
— — 332,196 — —
— 1,189 — 310 —
3,541 24,022 393 65,523 30,361
— 538 — 145 —
— 154,444 — — —
2,959 18,380 4,411 471,105 49,807
25,440 36,726 36,035 29,898 23,269
17,604 39,219 26,225 47,978 17,572
4,471 13,161 7,356 18,985 —
3,412 28,054 13,868 31,236 4,694
3,076 22,597 10,189 28,387 4,319
5,571 107,898 82,598 38,261 12,040
423 3,232 1,576 3,607 572
3,629 16,408 9,618 16,852 1,021
743,859 4,245,666 2,965,754 5,636,529 1,114,199
— — — (374,172) —
(27,397) (104,616) (310,886) — —
716,462 4,141,050 2,654,868 5,262,357 1,114,199
(312,675) 6,553,297 6,474,513 4,268,185 (234,288)
18,371,745 15,035,284 48,932,381 22,812,950 1,700,477
— 4,074,462 3,876,791 7,693 —
18,371,745 19,109,746 52,809,172 22,820,643 1,700,477
(25,087,103) 61,823,282 42,463,774 21,475,582 (16,106,384)
— (11,766,318) (3,466,270) — —
(25,087,103) 50,056,964 38,997,504 21,475,582 (16,106,384)
(6,715,358) 69,166,710 91,806,676 44,296,225 (14,405,907)
$ (7,028,033) $ 75,720,007 $ 98,281,189 $ 48,564,410 $ (14,640,195)

38 - Statements of Operations - For the Six Months Ended April 30, 2026 (Unaudited) - Equity Funds
The accompanying notes are an integral part of these financial statements.
Nationwide GQG US
Quality Equity Fund
INVESTMENT INCOME:
Dividend income $ 5,141,164
Interest income 56,373
Income from securities lending (net of fees) (Note 2) 23,433
Foreign tax withholding (78,659)
Total Income 5,142,311
EXPENSES:
Investment advisory fees 561,082
Fund administration fees 59,143
Distribution fees Class A 51,574
Administrative servicing fees Class A 35,070
Administrative servicing fees Eagle Class 4,020
Administrative servicing fees Institutional Service Class 2,367
Registration and filing fees 30,678
Professional fees 18,706
Printing fees 4,577
Trustee fees 4,504
Custodian fees 3,332
Accounting and transfer agent fees 7,816
Compliance program costs (Note 3) 544
Other 5,344
Total expenses before expenses reimbursed 788,757
Expenses reimbursed by adviser (Note 3) (84,299)
Net Expenses 704,458
NET INVESTMENT INCOME/(LOSS) 4,437,853
REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gains (losses) from:
Transactions in investment securities (Note 10) 2,893,226
Net realized gains (losses) 2,893,226
Net change in unrealized appreciation/depreciation in the value of:
Investment securities 21,986,995
Net change in unrealized appreciation/depreciation 21,986,995
Net realized/unrealized gains (losses) 24,880,221
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS $ 29,318,074

Equity Funds - For the Six Months Ended April 30, 2026 (Unaudited) - Statements of Operations - 39
Nationwide Loomis
All Cap Growth
Fund
Nationwide
Renaissance Small
Cap Growth Fund
$ 580,942 $ 178,068
31,085 22,308
14,452 2,781
(29,506) —
596,973 203,157
851,089 201,006
54,281 34,468
7,272 13,464
4,463 5,386
21,742 —
1,460 25,131
28,458 21,631
17,916 15,750
3,016 5,271
3,835 1,272
4,278 2,838
2,986 5,650
471 137
4,148 3,202
1,005,415 335,206
(98,650) (82,307)
906,765 252,899
(309,792) (49,742)
(569,863) 21,800,684
(569,863) 21,800,684
(14,237,667) (19,291,539)
(14,237,667) (19,291,539)
(14,807,530) 2,509,145
$ (15,117,322) $ 2,459,403

The accompanying notes are an integral part of these financial statements.
40 - Statements of Changes in Net Assets - April 30, 2026 (Unaudited) - Equity Funds
Nationwide Bailard Small Cap Value Fund
Six Months Ended
April 30, 2026
(Unaudited)
Year Ended
October 31, 2025
OPERATIONS:
Net investment income/(loss) $ 667,263 $ 1,135,098
Net realized gains 13,312,556 10,292,904
Net change in unrealized appreciation/depreciation 7,318,103 (3,670,423)
Change in net assets resulting from operations 21,297,922 7,757,579
Distributions to Shareholders From:
Distributable earnings:
Class A (103,020) (97,666)
Class M (11,679,658) (12,705,445)
Class R — —
Class R6 (1,635) (1,654)
Eagle Class — —
Institutional Service Class (16,223) (11,026)
Change in net assets from shareholder distributions (11,800,536) (12,815,791)
Change in net assets from capital transactions 6,288,962 5,806,242
Change in net assets 15,786,348 748,030
Net Assets:
Beginning of period 108,294,695 107,546,665
End of period $ 124,081,043 $ 108,294,695

Equity Funds - April 30, 2026 (Unaudited) - Statements of Changes in Net Assets - 41
Nationwide Bailard Technology Fund
Nationwide BNY Mellon Dynamic U.S. Core
Fund
Six Months Ended
April 30, 2026
(Unaudited)
Year Ended
October 31, 2025
Six Months Ended
April 30, 2026
(Unaudited)
Year Ended
October 31, 2025
$ (312,675) $ (937,412) $ 6,553,297 $ 14,557,729
18,371,745 21,364,550 19,109,746 38,658,820
(25,087,103) 29,111,362 50,056,964 225,560,793
(7,028,033) 49,538,500 75,720,007 278,777,342
(1,319,345) (1,305,096) (3,580,737) (3,221,262)
(18,882,264) (19,491,255) — —
— — (23,353) (29,624)
(446,643) (618,656) (16,034,078) (11,992,663)
— — (44,657,981) (41,612,412)
(698,887) (756,526) (3,196,848) (2,901,462)
(21,347,139) (22,171,533) (67,492,997) (59,757,423)
6,520,857 (2,145,720) (23,002,175) (4,974,888)
(21,854,315) 25,221,247 (14,775,165) 214,045,031
213,903,632 188,682,385 1,598,684,314 1,384,639,283
$ 192,049,317 $ 213,903,632 $ 1,583,909,149 $ 1,598,684,314

The accompanying notes are an integral part of these financial statements.
42 - Statements of Changes in Net Assets - April 30, 2026 (Unaudited) - Equity Funds
Nationwide Bailard Small Cap Value Fund
Six Months Ended
April 30, 2026
(Unaudited)
Year Ended
October 31, 2025
CAPITAL TRANSACTIONS:
Class A Shares
Proceeds from shares issued $ 108,634 $ 132,534
Dividends reinvested 98,601 94,777
Cost of shares redeemed (19,624) (43,493)
Total Class A Shares 187,611 183,818
Class M Shares
Proceeds from shares issued 5,011,510 5,670,539
Dividends reinvested 11,602,495 12,578,004
Cost of shares redeemed (10,536,555) (12,703,809)
Total Class M Shares 6,077,450 5,544,734
Class R Shares
Proceeds from shares issued — —
Dividends reinvested — —
Cost of shares redeemed — —
Total Class R Shares — —
Class R6 Shares
Proceeds from shares issued 6,001 10
Dividends reinvested 1,635 1,654
Cost of shares redeemed — —
Total Class R6 Shares 7,636 1,664
Eagle Class Shares
Proceeds from shares issued — —
Dividends reinvested — —
Cost of shares redeemed — —
Total Eagle Class Shares — —
Institutional Service Class Shares
Proceeds from shares issued 5,000 65,000
Dividends reinvested 16,223 11,026
Cost of shares redeemed (4,958) —
Total Institutional Service Class Shares 16,265 76,026
Change in net assets from capital transactions $ 6,288,962 $ 5,806,242

Equity Funds - April 30, 2026 (Unaudited) - Statements of Changes in Net Assets - 43
Nationwide Bailard Technology Fund
Nationwide BNY Mellon Dynamic U.S. Core
Fund
Six Months Ended
April 30, 2026
(Unaudited)
Year Ended
October 31, 2025
Six Months Ended
April 30, 2026
(Unaudited)
Year Ended
October 31, 2025
$ 1,300,791 $ 2,500,717 $ 1,128,854 $ 2,456,946
1,285,775 1,249,531 3,473,847 3,119,192
(1,427,513) (4,468,859) (6,103,032) (9,884,817)
1,159,053 (718,611) (1,500,331) (4,308,679)
6,200,674 4,331,347 — —
18,541,103 18,935,308 — —
(16,589,355) (23,331,025) — —
8,152,422 (64,370) — —
— — 11,677 139,544
— — 23,353 29,624
— — (124,607) (226,976)
— — (89,577) (57,808)
599,706 779,011 6,811,424 90,125,842
446,643 618,656 15,983,135 11,936,023
(1,330,777) (2,918,619) (45,287,236) (41,724,710)
(284,428) (1,520,952) (22,492,677) 60,337,155
— — 2,760,596 3,070,693
— — 43,218,445 40,332,578
— — (42,395,349) (99,109,699)
— — 3,583,692 (55,706,428)
323,530 682,077 7,608,984 16,354,321
698,887 756,526 3,138,557 2,894,373
(3,528,607) (1,280,390) (13,250,823) (24,487,822)
(2,506,190) 158,213 (2,503,282) (5,239,128)
$ 6,520,857 $ (2,145,720) $ (23,002,175) $ (4,974,888)

The accompanying notes are an integral part of these financial statements.
44 - Statements of Changes in Net Assets - April 30, 2026 (Unaudited) - Equity Funds
Nationwide Bailard Small Cap Value Fund
Six Months Ended
April 30, 2026
(Unaudited)
Year Ended
October 31, 2025
SHARE TRANSACTIONS:
Class A Shares
Issued 6,820 8,525
Reinvested 6,444 6,289
Redeemed (1,203) (2,964)
Total Class A Shares 12,061 11,850
Class M Shares
Issued 308,554 365,292
Reinvested 751,367 828,045
Redeemed (668,505) (832,370)
Total Class M Shares 391,416 360,967
Class R Shares
Issued — —
Reinvested — —
Redeemed — —
Total Class R Shares — —
Class R6 Shares
Issued 370 1
Reinvested 106 109
Redeemed — —
Total Class R6 Shares 476 110
Eagle Class Shares
Issued — —
Reinvested — —
Redeemed — —
Total Eagle Class Shares — —
Institutional Service Class Shares
Issued 305 3,865
Reinvested 1,047 724
Redeemed (305) —
Total Institutional Service Class Shares 1,047 4,589
Total change in shares 405,000 377,516

Equity Funds - April 30, 2026 (Unaudited) - Statements of Changes in Net Assets - 45
Nationwide Bailard Technology Fund
Nationwide BNY Mellon Dynamic U.S. Core
Fund
Six Months Ended
April 30, 2026
(Unaudited)
Year Ended
October 31, 2025
Six Months Ended
April 30, 2026
(Unaudited)
Year Ended
October 31, 2025
41,882 93,207 69,175 162,534
48,066 47,223 216,405 213,217
(53,408) (158,922) (369,993) (659,001)
36,540 (18,492) (84,413) (283,250)
194,167 136,498 — —
593,126 625,547 — —
(525,577) (742,543) — —
261,716 19,502 — —
— — 759 9,557
— — 1,539 2,142
— — (7,823) (15,323)
— — (5,525) (3,624)
17,269 23,931 374,457 5,339,791
14,371 20,547 895,671 735,466
(43,254) (94,636) (2,536,128) (2,472,497)
(11,614) (50,158) (1,266,000) 3,602,760
— — 147,685 180,440
— — 2,395,002 2,463,243
— — (2,302,123) (5,843,839)
— — 240,564 (3,200,156)
10,410 21,525 413,374 988,947
22,691 25,285 174,008 176,844
(117,171) (41,813) (718,856) (1,422,029)
(84,070) 4,997 (131,474) (256,238)
202,572 (44,151) (1,246,848) (140,508)

The accompanying notes are an integral part of these financial statements.
46 - Statements of Changes in Net Assets - April 30, 2026 (Unaudited) - Equity Funds
Nationwide BNY Mellon Dynamic U.S. Equity
Income Fund
Six Months Ended
April 30, 2026
(Unaudited)
Year Ended
October 31, 2025
OPERATIONS:
Net investment income/(loss) $ 6,474,513 $ 10,714,723
Net realized gains 52,809,172 50,067,003
Net change in unrealized appreciation/depreciation 38,997,504 14,344,585
Change in net assets resulting from operations 98,281,189 75,126,311
Distributions to Shareholders From:
Distributable earnings:
Class A (304,872) (269,604)
Class K (54,091,269) (89,130,434)
Class R — —
Class R6 (6,733,392) (756,808)
Eagle Class (844) (1,274)
Institutional Service Class (1,560,350) (291,391)
Change in net assets from shareholder distributions (62,690,727) (90,449,511)
Change in net assets from capital transactions 35,313,312 123,047,618
Change in net assets 70,903,774 107,724,418
Net Assets:
Beginning of period 745,292,522 637,568,104
End of period $ 816,196,296 $ 745,292,522

Equity Funds - April 30, 2026 (Unaudited) - Statements of Changes in Net Assets - 47
Nationwide Fund Nationwide Geneva Mid Cap Growth Fund
Six Months Ended
April 30, 2026
(Unaudited)
Year Ended
October 31, 2025
Six Months Ended
April 30, 2026
(Unaudited)
Year Ended
October 31, 2025
$ 4,268,185 $ 8,758,693 $ (234,288) $ (808,201)
22,820,643 372,779,615 1,700,477 16,452,089
21,475,582 (92,284,696) (16,106,384) (12,609,361)
48,564,410 289,253,612 (14,640,195) 3,034,527
(43,295,456) (19,526,505) (4,733,006) (8,456,476)
— — — —
(26,254) (13,933) — —
(79,004,672) (36,727,680) (5,635,895) (3,074,113)
— — — —
(246,764,105) (115,383,420) (6,411,831) (11,499,536)
(369,090,487) (171,651,538) (16,780,732) (23,030,125)
19,313,955 10,778,967 26,315,559 51,457,423
(301,212,122) 128,381,041 (5,105,368) 31,461,825
1,830,155,263 1,701,774,222 267,568,531 236,106,706
$ 1,528,943,141 $ 1,830,155,263 $ 262,463,163 $ 267,568,531

The accompanying notes are an integral part of these financial statements.
48 - Statements of Changes in Net Assets - April 30, 2026 (Unaudited) - Equity Funds
Nationwide BNY Mellon Dynamic U.S. Equity
Income Fund
Six Months Ended
April 30, 2026
(Unaudited)
Year Ended
October 31, 2025
CAPITAL TRANSACTIONS:
Class A Shares
Proceeds from shares issued $ 976,171 $ 1,307,334
Dividends reinvested 300,702 268,110
Cost of shares redeemed (321,239) (306,704)
Total Class A Shares 955,634 1,268,740
Class K Shares
Proceeds from shares issued 1,568,248 3,821,454
Dividends reinvested 52,477,517 86,309,046
Cost of shares redeemed (26,790,475) (57,340,116)
Total Class K Shares 27,255,290 32,790,384
Class R Shares
Proceeds from shares issued — —
Dividends reinvested — —
Cost of shares redeemed — —
Total Class R Shares — —
Class R6 Shares
Proceeds from shares issued 3,705,680 81,606,115
Dividends reinvested 6,733,392 756,808
Cost of shares redeemed (13,559,403) (6,591,605)
Total Class R6 Shares (3,120,331) 75,771,318
Eagle Class Shares
Proceeds from shares issued — —
Dividends reinvested 844 1,274
Cost of shares redeemed — —
Total Eagle Class Shares 844 1,274
Institutional Service Class Shares
Proceeds from shares issued 10,243,345 13,251,279
Dividends reinvested 1,560,350 291,391
Cost of shares redeemed (1,581,820) (326,768)
Total Institutional Service Class Shares 10,221,875 13,215,902
Change in net assets from capital transactions $ 35,313,312 $ 123,047,618

Equity Funds - April 30, 2026 (Unaudited) - Statements of Changes in Net Assets - 49
Nationwide Fund Nationwide Geneva Mid Cap Growth Fund
Six Months Ended
April 30, 2026
(Unaudited)
Year Ended
October 31, 2025
Six Months Ended
April 30, 2026
(Unaudited)
Year Ended
October 31, 2025
$ 4,430,316 $ 3,813,369 $ 1,772,416 $ 3,101,467
42,896,540 19,342,623 4,660,147 8,322,556
(21,905,245) (21,129,785) (11,284,750) (15,506,196)
25,421,611 2,026,207 (4,852,187) (4,082,173)
— — — —
— — — —
— — — —
— — — —
2,140 16,596 — —
26,254 13,933 — —
(68) (53,314) — —
28,326 (22,785) — —
26,877,842 40,920,874 38,855,776 89,636,208
79,004,672 36,727,680 5,635,590 3,073,534
(55,783,004) (75,044,724) (11,116,864) (32,718,881)
50,099,510 2,603,830 33,374,502 59,990,861
— — — —
— — — —
— — — —
— — — —
8,968,975 40,676,264 15,899,765 24,865,632
242,448,470 113,140,483 6,268,069 11,249,636
(307,652,937) (147,645,032) (24,374,590) (40,566,533)
(56,235,492) 6,171,715 (2,206,756) (4,451,265)
$ 19,313,955 $ 10,778,967 $ 26,315,559 $ 51,457,423

The accompanying notes are an integral part of these financial statements.
50 - Statements of Changes in Net Assets - April 30, 2026 (Unaudited) - Equity Funds
Nationwide BNY Mellon Dynamic U.S. Equity
Income Fund
Six Months Ended
April 30, 2026
(Unaudited)
Year Ended
October 31, 2025
SHARE TRANSACTIONS:
Class A Shares
Issued 26,306 36,848
Reinvested 8,448 8,171
Redeemed (8,526) (8,898)
Total Class A Shares 26,228 36,121
Class K Shares
Issued 41,730 107,556
Reinvested 1,474,221 2,631,895
Redeemed (721,441) (1,623,661)
Total Class K Shares 794,510 1,115,790
Class R Shares
Issued — —
Reinvested — —
Redeemed — —
Total Class R Shares — —
Class R6 Shares
Issued 99,381 2,315,351
Reinvested 189,315 22,005
Redeemed (361,576) (183,108)
Total Class R6 Shares (72,880) 2,154,248
Eagle Class Shares
Issued — —
Reinvested 24 39
Redeemed — —
Total Eagle Class Shares 24 39
Institutional Service Class Shares
Issued 274,865 373,981
Reinvested 43,864 8,737
Redeemed (41,800) (9,300)
Total Institutional Service Class Shares 276,929 373,418
Total change in shares 1,024,811 3,679,616

Equity Funds - April 30, 2026 (Unaudited) - Statements of Changes in Net Assets - 51
Nationwide Fund Nationwide Geneva Mid Cap Growth Fund
Six Months Ended
April 30, 2026
(Unaudited)
Year Ended
October 31, 2025
Six Months Ended
April 30, 2026
(Unaudited)
Year Ended
October 31, 2025
133,551 115,031 168,274 252,388
1,501,952 609,314 435,935 699,962
(745,672) (630,867) (1,046,672) (1,264,281)
889,831 93,478 (442,463) (311,931)
— — — —
— — — —
— — — —
— — — —
68 557 — —
982 462 — —
(3) (1,620) — —
1,047 (601) — —
955,993 1,303,329 2,886,706 5,878,219
2,890,159 1,197,015 415,298 207,531
(1,944,125) (2,312,010) (827,089) (2,163,344)
1,902,027 188,334 2,474,915 3,922,406
— — — —
— — — —
— — — —
— — — —
306,220 1,274,701 1,226,391 1,705,640
8,867,942 3,686,806 486,651 797,280
(11,009,768) (4,564,724) (1,880,389) (2,795,891)
(1,835,606) 396,783 (167,347) (292,971)
957,299 677,994 1,865,105 3,317,504

The accompanying notes are an integral part of these financial statements.
52 - Statements of Changes in Net Assets - April 30, 2026 (Unaudited) - Equity Funds
Nationwide GQG US Quality Equity Fund
Six Months Ended
April 30, 2026
(Unaudited)
Year Ended
October 31, 2025
OPERATIONS:
Net investment income/(loss) $ 4,437,853 $ 3,637,671
Net realized gains (losses) 2,893,226 7,097,492
Net change in unrealized appreciation/depreciation 21,986,995 (27,816,950)
Change in net assets resulting from operations 29,318,074 (17,081,787)
Distributions to Shareholders From:
Distributable earnings:
Class A (1,731,247) (5,968,338)
Class R6 (8,616,782) (11,430,518)
Eagle Class (381,253) (2,167,178)
Institutional Service Class (169,638) (621,967)
Change in net assets from shareholder distributions (10,898,920) (20,188,001)
Change in net assets from capital transactions (8,933,660) 128,699,885
Change in net assets 9,485,494 91,430,097
Net Assets:
Beginning of period 242,429,062 150,998,965
End of period $ 251,914,556 $ 242,429,062
CAPITAL TRANSACTIONS:
Class A Shares
Proceeds from shares issued $ 4,322,589 $ 20,198,369
Dividends reinvested 1,726,193 5,944,624
Cost of shares redeemed (6,580,862) (22,875,630)
Total Class A Shares (532,080) 3,267,363
Class R6 Shares
Proceeds from shares issued 10,692,954 138,785,509
Dividends reinvested 8,616,782 11,430,518
Cost of shares redeemed (22,973,456) (23,827,332)
Total Class R6 Shares (3,663,720) 126,388,695
Eagle Class Shares
Proceeds from shares issued 252,123 15,525,999
Dividends reinvested 381,162 2,166,788
Cost of shares redeemed (4,393,861) (20,794,545)
Total Eagle Class Shares (3,760,576) (3,101,758)
Institutional Service Class Shares
Proceeds from shares issued 655,196 17,461,182
Dividends reinvested 169,638 621,967
Cost of shares redeemed (1,802,118) (15,937,564)
Total Institutional Service Class Shares (977,284) 2,145,585
Change in net assets from capital transactions $ (8,933,660) $ 128,699,885

Equity Funds - April 30, 2026 (Unaudited) - Statements of Changes in Net Assets - 53
Nationwide Loomis All Cap Growth Fund
Nationwide Renaissance Small Cap Growth
Fund
Six Months Ended
April 30, 2026
(Unaudited)
Year Ended
October 31, 2025
Six Months Ended
April 30, 2026
(Unaudited)
Year Ended
October 31, 2025
$ (309,792) $ (791,490) $ (49,742) $ (117,125)
(569,863) 20,076,996 21,800,684 20,176,734
(14,237,667) 33,495,853 (19,291,539) (35,770,617)
(15,117,322) 52,781,359 2,459,403 (15,711,008)
(513,938) (638,100) (2,488,381) (847,899)
(13,019,463) (12,485,938) (6,876,699) (8,476,374)
(3,565,847) (3,474,407) — —
(372,303) (388,296) (9,208,231) (4,266,617)
(17,471,551) (16,986,741) (18,573,311) (13,590,890)
27,039,182 (13,282,027) (54,188,354) (125,488,557)
(5,549,691) 22,512,591 (70,302,262) (154,790,455)
229,233,726 206,721,135 94,564,278 249,354,733
$ 223,684,035 $ 229,233,726 $ 24,262,016 $ 94,564,278
$ 923,617 $ 1,027,933 $ 117,154 $ 189,858
513,938 638,100 2,364,174 800,023
(1,123,683) (3,576,266) (1,497,166) (2,907,100)
313,872 (1,910,233) 984,162 (1,917,219)
22,134,490 28,778,253 864,088 13,598,289
13,019,463 12,485,938 1,812,067 2,895,374
(12,654,092) (41,742,941) (28,095,919) (120,458,651)
22,499,861 (478,750) (25,419,764) (103,964,988)
5,386,799 7,461,954 — —
3,565,847 3,474,407 — —
(3,271,799) (21,417,568) — —
5,680,847 (10,481,207) — —
296,232 605,870 697,807 3,732,673
372,303 388,296 8,822,194 4,150,530
(2,123,933) (1,406,003) (39,272,753) (27,489,553)
(1,455,398) (411,837) (29,752,752) (19,606,350)
$ 27,039,182 $ (13,282,027) $ (54,188,354) $ (125,488,557)

The accompanying notes are an integral part of these financial statements.
54 - Statements of Changes in Net Assets - April 30, 2026 (Unaudited) - Equity Funds
Nationwide GQG US Quality Equity Fund
Six Months Ended
April 30, 2026
(Unaudited)
Year Ended
October 31, 2025
SHARE TRANSACTIONS:
Class A Shares
Issued 299,687 1,341,090
Reinvested 124,810 393,178
Redeemed (461,342) (1,532,494)
Total Class A Shares (36,845) 201,774
Class R6 Shares
Issued 747,402 9,447,044
Reinvested 621,450 758,243
Redeemed (1,598,652) (1,578,041)
Total Class R6 Shares (229,800) 8,627,246
Eagle Class Shares
Issued 17,382 1,032,965
Reinvested 27,555 143,398
Redeemed (310,930) (1,386,774)
Total Eagle Class Shares (265,993) (210,411)
Institutional Service Class Shares
Issued 45,812 1,146,932
Reinvested 12,239 41,210
Redeemed (128,322) (1,097,842)
Total Institutional Service Class Shares (70,271) 90,300
Total change in shares (602,909) 8,708,909

Equity Funds - April 30, 2026 (Unaudited) - Statements of Changes in Net Assets - 55
Nationwide Loomis All Cap Growth Fund
Nationwide Renaissance Small Cap Growth
Fund
Six Months Ended
April 30, 2026
(Unaudited)
Year Ended
October 31, 2025
Six Months Ended
April 30, 2026
(Unaudited)
Year Ended
October 31, 2025
48,647 51,474 5,383 6,868
27,106 33,960 109,605 27,483
(60,798) (185,951) (65,826) (104,511)
14,955 (100,517) 49,162 (70,160)
1,157,673 1,399,479 33,415 444,264
655,562 639,648 75,931 92,121
(634,025) (2,056,079) (1,176,853) (3,944,138)
1,179,210 (16,952) (1,067,507) (3,407,753)
280,318 367,198 — —
180,916 179,001 — —
(166,180) (1,036,331) — —
295,054 (490,132) — —
14,879 29,451 28,674 125,514
18,851 19,974 375,253 133,543
(109,752) (72,309) (1,620,207) (935,977)
(76,022) (22,884) (1,216,280) (676,920)
1,413,197 (630,485) (2,234,625) (4,154,833)

56 - Financial Highlights - April 30, 2026 (Unaudited) - Equity Funds
The accompanying notes are an integral part of these financial statements.
Nationwide Bailard Small Cap Value Fund
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(d)
(e)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
Ratio of
Expenses (Prior
to Reimburse-
ments) to
Average Net
Assets(d)(e)(f)
Portfolio
Turnover(c)(g)
Class A Shares
4/30/2026 (Unaudited) $ 15.95 $ 0.07 $ 2.92 $ 2.99 $ (0.18) $ (1.51) $ (1.69) $ 17.25 20.16% $ 1,255 1.08% 0.88% 1.11% 192.40%
10/31/2025 16.83 0.12 1.01 1.13 (0.19) (1.82) (2.01) 15.95 7.36%(h) 968 1.24% 0.79% 1.24% 404.58%
10/31/2024 13.04 0.15 4.02 4.17 (0.24) (0.14) (0.38) 16.83 32.32%(h) 822 1.25% 0.98% 1.25% 278.84%
10/31/2023 14.59 0.12 (1.24) (1.12) (0.13) (0.30) (0.43) 13.04 (7.82)% 759 1.29% 0.89% 1.29% 257.75%
10/31/2022 16.82 0.09 (1.52) (1.43) (0.08) (0.72) (0.80) 14.59 (8.82)% 816 1.29% 0.63% 1.29% 283.03%
10/31/2021 9.97 0.06 6.88 6.94 (0.09) — (0.09) 16.82 69.92% 503 1.30% 0.38% 1.30% 199.77%
Class M Shares
4/30/2026 (Unaudited) 16.12 0.10 2.95 3.05 (0.24) (1.51) (1.75) 17.42 20.33% 122,621 0.79% 1.18% 0.82% 192.40%
10/31/2025 16.96 0.17 1.01 1.18 (0.20) (1.82) (2.02) 16.12 7.66% 107,162 0.95% 1.10% 0.95% 404.58%
10/31/2024 13.13 0.21 4.05 4.26 (0.29) (0.14) (0.43) 16.96 32.84% 106,631 0.93% 1.32% 0.93% 278.84%
10/31/2023 14.69 0.17 (1.25) (1.08) (0.18) (0.30) (0.48) 13.13 (7.52)% 83,094 0.94% 1.24% 0.94% 257.75%
10/31/2022 16.91 0.14 (1.52) (1.38) (0.12) (0.72) (0.84) 14.69 (8.51)% 94,334 0.98% 0.92% 0.98% 283.03%
10/31/2021 10.00 0.11 6.92 7.03 (0.12) — (0.12) 16.91 70.60% 107,949 1.00% 0.70% 1.00% 199.77%
Class R6 Shares
4/30/2026 (Unaudited) 16.11 0.10 2.94 3.04 (0.24) (1.51) (1.75) 17.40 20.28%(h) 24 0.78% 1.19% 0.81% 192.40%
10/31/2025 16.96 0.17 1.00 1.17 (0.20) (1.82) (2.02) 16.11 7.61%(h) 15 0.94% 1.10% 0.94% 404.58%
10/31/2024 13.13 0.21 4.05 4.26 (0.29) (0.14) (0.43) 16.96 32.84%(h) 14 0.94% 1.32% 0.94% 278.84%
10/31/2023 14.70 0.17 (1.26) (1.09) (0.18) (0.30) (0.48) 13.13 (7.59)%(h) 10 0.94% 1.24% 0.94% 257.75%
10/31/2022 16.92 0.14 (1.52) (1.38) (0.12) (0.72) (0.84) 14.70 (8.50)%(h) 10 0.97% 0.92% 0.97% 283.03%
10/31/2021 9.99 0.11 6.94 7.05 (0.12) — (0.12) 16.92 70.87%(h) 11 1.00% 0.73% 1.00% 199.77%
Institutional Service Class Shares
4/30/2026 (Unaudited) 16.16 0.09 2.97 3.06 (0.24) (1.51) (1.75) 17.47 20.32%(h) 180 0.82% 1.14% 0.85% 192.40%
10/31/2025 17.00 0.17 1.01 1.18 (0.20) (1.82) (2.02) 16.16 7.64%(h) 150 0.95% 1.09% 0.95% 404.58%
10/31/2024 13.16 0.20 4.07 4.27 (0.29) (0.14) (0.43) 17.00 32.83% 80 0.94% 1.29% 0.94% 278.84%
10/31/2023 14.72 0.17 (1.26) (1.09) (0.17) (0.30) (0.47) 13.16 (7.57)% 67 0.99% 1.23% 0.99% 257.75%
10/31/2022 16.94 0.13 (1.52) (1.39) (0.11) (0.72) (0.83) 14.72 (8.54)% 149 1.03% 0.87% 1.03% 283.03%
10/31/2021 10.02 0.10 6.93 7.03 (0.11) — (0.11) 16.94 70.46% 175 1.05% 0.64% 1.05% 199.77%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Excludes sales charge.
(c) Not annualized for periods less than one year.
(d) Annualized for periods less than one year.
(e) Expense ratios include expenses reimbursed to the Advisor for the year ended 2022.
(f) During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(g) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(h) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

Equity Funds - April 30, 2026 (Unaudited) - Financial Highlights - 57
The accompanying notes are an integral part of these financial statements.
Nationwide Bailard Technology Fund
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Loss(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(d)
Ratio
of Net
Investment
Loss to
Average
Net
Assets(d)
Ratio of
Expenses (Prior
to Reimburse-
ments) to
Average Net
Assets(d)(e)
Portfolio
Turnover(c)(f)
Class A Shares
4/30/2026 (Unaudited) $ 32.88 $ (0.09) $ (1.07) $ (1.16) $ — $ (3.72) $ (3.72) $ 28.00 (2.99)% $ 10,100 1.07% (0.63)% 1.10% 22.69%
10/31/2025 29.32 (0.22) 7.66 7.44 — (3.88) (3.88) 32.88 28.59% 10,657 1.20% (0.79)% 1.20% 22.09%
10/31/2024 21.07 (0.21) 10.20 9.99 — (1.74) (1.74) 29.32 49.54% 10,047 1.20% (0.78)% 1.20% 20.38%
10/31/2023 17.98 (0.12) 5.19 5.07 — (1.98) (1.98) 21.07 31.59% 5,108 1.23% (0.63)% 1.23% 24.71%
10/31/2022 33.86 (0.15) (10.30) (10.45) — (5.43) (5.43) 17.98 (36.57)% 3,674 1.22% (0.66)% 1.22% 20.23%
10/31/2021 26.91 (0.21) 10.71 10.50 — (3.55) (3.55) 33.86 41.54% 6,948 1.19% (0.68)% 1.19% 20.98%
Class M Shares
4/30/2026 (Unaudited) 37.73 (0.05) (1.20) (1.25) — (3.72) (3.72) 32.76 (2.83)% 175,260 0.75% (0.31)% 0.78% 22.69%
10/31/2025 33.00 (0.15) 8.76 8.61 — (3.88) (3.88) 37.73 28.99% 191,964 0.88% (0.47)% 0.88% 22.09%
10/31/2024 23.45 (0.14) 11.43 11.29 — (1.74) (1.74) 33.00 50.08% 167,262 0.88% (0.45)% 0.88% 20.38%
10/31/2023 19.73 (0.07) 5.77 5.70 — (1.98) (1.98) 23.45 32.01% 122,901 0.91% (0.31)% 0.91% 24.71%
10/31/2022 36.53 (0.09) (11.28) (11.37) — (5.43) (5.43) 19.73 (36.39)% 103,520 0.92% (0.35)% 0.92% 20.23%
10/31/2021 28.73 (0.13) 11.48 11.35 — (3.55) (3.55) 36.53 41.90% 183,006 0.90% (0.39)% 0.90% 20.98%
Class R6 Shares
4/30/2026 (Unaudited) 37.53 (0.05) (1.19) (1.24) — (3.72) (3.72) 32.57 (2.82)% 3,071 0.75% (0.32)% 0.78% 22.69%
10/31/2025 32.84 (0.15) 8.72 8.57 — (3.88) (3.88) 37.53 29.01% 3,975 0.88% (0.47)% 0.88% 22.09%
10/31/2024 23.35 (0.14) 11.37 11.23 — (1.74) (1.74) 32.84 50.04% 5,126 0.88% (0.45)% 0.88% 20.38%
10/31/2023 19.66 (0.07) 5.74 5.67 — (1.98) (1.98) 23.35 31.97% 2,929 0.91% (0.32)% 0.91% 24.71%
10/31/2022 36.41 (0.10) (11.22) (11.32) — (5.43) (5.43) 19.66 (36.37)% 2,064 0.92% (0.37)% 0.92% 20.23%
10/31/2021 28.64 (0.13) 11.45 11.32 — (3.55) (3.55) 36.41 41.93% 4,660 0.90% (0.39)% 0.90% 20.98%
Institutional Service Class Shares
4/30/2026 (Unaudited) 37.24 (0.07) (1.19) (1.26) — (3.72) (3.72) 32.26 (2.90)% 3,619 0.88% (0.45)% 0.90% 22.69%
10/31/2025 32.66 (0.20) 8.66 8.46 — (3.88) (3.88) 37.24 28.81% 7,307 1.03% (0.63)% 1.03% 22.09%
10/31/2024 23.26 (0.18) 11.32 11.14 — (1.74) (1.74) 32.66 49.83% 6,247 1.01% (0.58)% 1.01% 20.38%
10/31/2023 19.60 (0.09) 5.73 5.64 — (1.98) (1.98) 23.26 31.91% 3,307 0.98% (0.40)% 0.98% 24.71%
10/31/2022 36.35 (0.11) (11.21) (11.32) — (5.43) (5.43) 19.60 (36.44)% 2,049 1.00% (0.43)% 1.00% 20.23%
10/31/2021 28.62 (0.16) 11.44 11.28 — (3.55) (3.55) 36.35 41.81% 3,865 0.99% (0.48)% 0.99% 20.98%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Excludes sales charge.
(c) Not annualized for periods less than one year.
(d) Annualized for periods less than one year.
(e) During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.

58 - Financial Highlights - April 30, 2026 (Unaudited) - Equity Funds
The accompanying notes are an integral part of these financial statements.
Nationwide BNY Mellon Dynamic U.S. Core Fund
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(d)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
Ratio of
Expenses (Prior
to Reimburse-
ments) to
Average Net
Assets(d)(e)
Portfolio
Turnover(c)(f)
Class A Shares
4/30/2026 (Unaudited) $ 17.03 $ 0.05 $ 0.74 $ 0.79 $ (0.06) $ (0.72) $ (0.78) $ 17.04 4.95% $ 76,872 0.81% 0.58% 0.83% 1.59%
10/31/2025 14.79 0.11 2.80 2.91 (0.13) (0.54) (0.67) 17.03 20.42% 78,271 0.84% 0.72% 0.86% 13.78%
10/31/2024 10.98 0.14 3.83 3.97 (0.16) — (0.16) 14.79 36.31% 72,177 0.84% 1.02% 0.86% 3.54%
10/31/2023 10.36 0.13 0.64 0.77 (0.15) — (0.15) 10.98 7.41% 50,231 0.84% 1.20% 0.87% 2.94%
10/31/2022 13.81 0.07 (2.42) (2.35) (0.08) (1.02) (1.10) 10.36 (18.56)% 49,676 0.81% 0.61% 0.84% 2.29%
10/31/2021 9.86 0.06 4.16 4.22 (0.06) (0.21) (0.27) 13.81 43.52%(g) 65,274 0.81% 0.48% 0.85% 3.66%
Class R Shares
4/30/2026 (Unaudited) 16.12 0.01 0.71 0.72 (0.04) (0.72) (0.76) 16.08 4.73% 490 1.23% 0.17% 1.24% 1.59%
10/31/2025 14.04 0.06 2.64 2.70 (0.08) (0.54) (0.62) 16.12 20.02% 580 1.12% 0.45% 1.15% 13.78%
10/31/2024 10.42 0.09 3.64 3.73 (0.11) — (0.11) 14.04 35.88% 556 1.18% 0.71% 1.21% 3.54%
10/31/2023 9.84 0.08 0.60 0.68 (0.10) — (0.10) 10.42 6.96% 990 1.25% 0.79% 1.29% 2.94%
10/31/2022 13.18 0.02 (2.30) (2.28) (0.04) (1.02) (1.06) 9.84 (18.87)% 1,118 1.24% 0.17% 1.28% 2.29%
10/31/2021 9.43 0.01 3.99 4.00 (0.04) (0.21) (0.25) 13.18 43.07% 1,431 1.19% 0.06% 1.23% 3.66%
Class R6 Shares
4/30/2026 (Unaudited) 18.86 0.08 0.83 0.91 (0.09) (0.72) (0.81) 18.96 5.10% 359,140 0.50% 0.89% 0.51% 1.59%
10/31/2025 16.31 0.18 3.09 3.27 (0.18) (0.54) (0.72) 18.86 20.79% 381,117 0.50% 1.04% 0.52% 13.78%
10/31/2024 12.09 0.20 4.22 4.42 (0.20) — (0.20) 16.31 36.78% 270,808 0.50% 1.36% 0.53% 3.54%
10/31/2023 11.39 0.19 0.69 0.88 (0.18) — (0.18) 12.09 7.78% 194,871 0.50% 1.53% 0.54% 2.94%
10/31/2022 15.07 0.12 (2.67) (2.55) (0.11) (1.02) (1.13) 11.39 (18.30)% 193,609 0.50% 0.92% 0.53% 2.29%
10/31/2021 10.73 0.10 4.55 4.65 (0.10) (0.21) (0.31) 15.07 44.03% 259,381 0.50% 0.78% 0.54% 3.66%
Eagle Class Shares
4/30/2026 (Unaudited) 19.06 0.08 0.84 0.92 (0.09) (0.72) (0.81) 19.17 5.08% 1,075,684 0.53% 0.86% 0.54% 1.59%
10/31/2025 16.48 0.18 3.11 3.29 (0.17) (0.54) (0.71) 19.06 20.74% 1,064,902 0.52% 1.04% 0.54% 13.78%
10/31/2024 12.22 0.20 4.26 4.46 (0.20) — (0.20) 16.48 36.70% 973,084 0.51% 1.35% 0.54% 3.54%
10/31/2023 11.50 0.19 0.71 0.90 (0.18) — (0.18) 12.22 7.87% 766,496 0.51% 1.52% 0.55% 2.94%
10/31/2022 15.21 0.12 (2.70) (2.58) (0.11) (1.02) (1.13) 11.50 (18.34)% 765,792 0.51% 0.91% 0.54% 2.29%
10/31/2021 10.83 0.10 4.58 4.68 (0.09) (0.21) (0.30) 15.21 43.91%(g) 1,011,536 0.55% 0.74% 0.59% 3.66%
Institutional Service Class Shares
4/30/2026 (Unaudited) 19.05 0.08 0.83 0.91 (0.08) (0.72) (0.80) 19.16 5.07% 71,723 0.55% 0.84% 0.57% 1.59%
10/31/2025 16.46 0.16 3.13 3.29 (0.16) (0.54) (0.70) 19.05 20.73% 73,815 0.59% 0.97% 0.61% 13.78%
10/31/2024 12.20 0.18 4.26 4.44 (0.18) — (0.18) 16.46 36.54% 68,014 0.66% 1.21% 0.69% 3.54%
10/31/2023 11.49 0.17 0.70 0.87 (0.16) — (0.16) 12.20 7.61% 74,366 0.67% 1.37% 0.71% 2.94%
10/31/2022 15.19 0.10 (2.68) (2.58) (0.10) (1.02) (1.12) 11.49 (18.40)% 94,714 0.63% 0.78% 0.66% 2.29%
10/31/2021 10.82 0.09 4.58 4.67 (0.09) (0.21) (0.30) 15.19 43.78%(g) 133,429 0.62% 0.67% 0.66% 3.66%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Excludes sales charge.
(c) Not annualized for periods less than one year.
(d) Annualized for periods less than one year.
(e) During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(g) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

Equity Funds - April 30, 2026 (Unaudited) - Financial Highlights - 59
The accompanying notes are an integral part of these financial statements.
Nationwide BNY Mellon Dynamic U.S. Equity Income Fund
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(d)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
Ratio of
Expenses (Prior
to Reimburse-
ments) to
Average Net
Assets(d)(e)
Portfolio
Turnover(c)(f)
Class A Shares
4/30/2026 (Unaudited) $ 37.26 $ 0.27 $ 4.41 $ 4.68 $ (0.28) $ (2.84) $ (3.12) $ 38.82 13.36% $ 4,287 0.87% 1.48% 0.95% 42.92%
10/31/2025 39.05 0.50 3.19 3.69 (0.57) (4.91) (5.48) 37.26 11.49% 3,138 0.87% 1.41% 0.96% 80.73%
10/31/2024 31.63 0.61 8.15 8.76 (0.58) (0.76) (1.34) 39.05 28.39% 1,878 0.93% 1.70% 0.97% 77.00%
10/31/2023 34.49 0.51 0.13 0.64 (0.52) (2.98) (3.50) 31.63 1.78% 1,284 0.93% 1.55% 0.97% 76.61%
10/31/2022 42.45 0.41 (0.51) (0.10) (0.40) (7.46) (7.86) 34.49 (0.33)%(g) 943 0.92% 1.18% 0.98% 77.47%
10/31/2021 28.54 0.33 15.16 15.49 (0.35) (1.23) (1.58) 42.45 55.90%(g) 195 0.95% 0.85% 1.01% 76.03%
Class K Shares
4/30/2026 (Unaudited) 37.26 0.31 4.40 4.71 (0.31) (2.84) (3.15) 38.82 13.46% 701,580 0.70% 1.67% 0.78% 42.92%
10/31/2025 39.06 0.58 3.16 3.74 (0.63) (4.91) (5.54) 37.26 11.66%(g) 643,841 0.70% 1.63% 0.79% 80.73%
10/31/2024 31.63 0.67 8.16 8.83 (0.64) (0.76) (1.40) 39.06 28.63%(g) 631,304 0.75% 1.89% 0.80% 77.00%
10/31/2023 34.51 0.57 0.12 0.69 (0.59) (2.98) (3.57) 31.63 1.93% 533,307 0.76% 1.74% 0.80% 76.61%
10/31/2022 42.46 0.48 (0.51) (0.03) (0.46) (7.46) (7.92) 34.51 (0.16)% 569,225 0.76% 1.35% 0.81% 77.47%
10/31/2021 28.55 0.44 15.13 15.57 (0.43) (1.23) (1.66) 42.46 56.22% 633,803 0.76% 1.16% 0.83% 76.03%
Class R6 Shares
4/30/2026 (Unaudited) 37.24 0.33 4.39 4.72 (0.33) (2.84) (3.17) 38.79 13.50% 83,493 0.60% 1.77% 0.68% 42.92%
10/31/2025 39.03 0.52 3.26 3.78 (0.66) (4.91) (5.57) 37.24 11.80% 82,865 0.60% 1.44% 0.69% 80.73%
10/31/2024 31.61 0.70 8.16 8.86 (0.68) (0.76) (1.44) 39.03 28.75% 2,770 0.65% 1.95% 0.70% 77.00%
10/31/2023 34.49 0.59 0.13 0.72 (0.62) (2.98) (3.60) 31.61 2.04%(g) 1,453 0.66% 1.81% 0.70% 76.61%
10/31/2022 42.47 0.50 (0.53) (0.03) (0.49) (7.46) (7.95) 34.49 (0.14)%(g) 37 0.66% 1.44% 0.71% 77.47%
10/31/2021 28.55 0.45 15.17 15.62 (0.47) (1.23) (1.70) 42.47 56.43%(g) 20 0.66% 1.17% 0.73% 76.03%
Eagle Class Shares
4/30/2026 (Unaudited) 37.21 0.33 4.36 4.69 (0.33) (2.84) (3.17) 38.73 13.42%(g) 11 0.60% 1.76% 0.69% 42.92%
10/31/2025 39.03 0.61 3.15 3.76 (0.67) (4.91) (5.58) 37.21 11.73%(g) 10 0.60% 1.73% 0.70% 80.73%
10/31/2024 31.61 0.71 8.15 8.86 (0.68) (0.76) (1.44) 39.03 28.76%(g) 9 0.65% 1.98% 0.72% 77.00%
10/31/2023 34.50 0.63 0.09 0.72 (0.63) (2.98) (3.61) 31.61 2.03% 7 0.66% 1.92% 0.70% 76.61%
10/31/2022 42.45 0.51 (0.50) 0.01 (0.50) (7.46) (7.96) 34.50 (0.05)% 113 0.66% 1.43% 0.72% 77.47%
10/31/2021 28.55 0.47 15.12 15.59 (0.46) (1.23) (1.69) 42.45 56.29% 197 0.68% 1.24% 0.75% 76.03%
Institutional Service Class Shares
4/30/2026 (Unaudited) 37.24 0.31 4.40 4.71 (0.32) (2.84) (3.16) 38.79 13.46% 26,826 0.64% 1.67% 0.72% 42.92%
10/31/2025 39.03 0.52 3.23 3.75 (0.63) (4.91) (5.54) 37.24 11.70% 15,439 0.69% 1.43% 0.78% 80.73%
10/31/2024 31.61 0.67 8.16 8.83 (0.65) (0.76) (1.41) 39.03 28.65%(g) 1,608 0.74% 1.87% 0.78% 77.00%
10/31/2023 34.49 0.58 0.13 0.71 (0.61) (2.98) (3.59) 31.61 1.99%(g) 1,071 0.72% 1.77% 0.76% 76.61%
10/31/2022 42.46 0.50 (0.52) (0.02) (0.49) (7.46) (7.95) 34.49 (0.11)%(g) 539 0.66% 1.46% 0.72% 77.47%
10/31/2021 28.54 0.46 15.14 15.60 (0.45) (1.23) (1.68) 42.46 56.33%(g) 52 0.71% 1.23% 0.77% 76.03%
(a) Per share calculations were performed using average shares method.
(b) Excludes sales charge.
(c) Not annualized for periods less than one year.
(d) Annualized for periods less than one year.
(e) During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(g) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

60 - Financial Highlights - April 30, 2026 (Unaudited) - Equity Funds
The accompanying notes are an integral part of these financial statements.
Nationwide Fund
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(Loss)(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(d)
Ratio
of Net
Investment
Income
(Loss) to
Average
Net
Assets(d)
Ratio of
Expenses (Prior
to Reimburse-
ments) to
Average Net
Assets(d)(e)
Portfolio
Turnover(c)(f)
Class A Shares
4/30/2026 (Unaudited) $ 36.26 $ 0.04 $ 0.86 $ 0.90 $ (0.07) $ (7.12) $ (7.19) $ 29.97 3.48% $ 206,376 0.85% 0.29% 0.90% 10.76%
10/31/2025 34.06 0.09 5.46 5.55 (0.07) (3.28) (3.35) 36.26 17.69% 217,470 0.87% 0.27% 0.91% 129.38%
10/31/2024 25.95 0.06 8.88 8.94 (0.05) (0.78) (0.83) 34.06 35.05% 201,074 0.87% 0.20% 0.91% 83.61%
10/31/2023 24.60 0.15 2.09 2.24 (0.11) (0.78) (0.89) 25.95 9.37% 158,099 0.87% 0.56% 0.92% 72.63%
10/31/2022 33.92 0.12 (5.18) (5.06) (0.08) (4.18) (4.26) 24.60 (17.11)% 159,555 0.89% 0.43% 0.93% 53.21%
10/31/2021 25.02 0.10 9.58 9.68 (0.11) (0.67) (0.78) 33.92 39.33% 210,658 0.86% 0.33% 0.91% 60.51%
Class R Shares
4/30/2026 (Unaudited) 34.41 (0.02) 0.79 0.77 (0.02) (7.12) (7.14) 28.04 3.27%(g) 131 1.27% (0.14)% 1.32% 10.76%
10/31/2025 32.54 (0.04) 5.19 5.15 — (3.28) (3.28) 34.41 17.23%(g) 125 1.28% (0.14)% 1.32% 129.38%
10/31/2024 24.86 (0.05) 8.53 8.48 (0.02) (0.78) (0.80) 32.54 34.71%(g) 138 1.16% (0.17)% 1.21% 83.61%
10/31/2023 23.62 0.06 2.01 2.07 (0.05) (0.78) (0.83) 24.86 9.05%(g) 34 1.14% 0.26% 1.19% 72.63%
10/31/2022 32.76 0.04 (4.96) (4.92) (0.04) (4.18) (4.22) 23.62 (17.31)%(g) 25 1.17% 0.15% 1.22% 53.21%
10/31/2021 24.22 0.01 9.24 9.25 (0.04) (0.67) (0.71) 32.76 38.84%(g) 21 1.13% 0.05% 1.17% 60.51%
Class R6 Shares
4/30/2026 (Unaudited) 35.04 0.09 0.80 0.89 (0.12) (7.12) (7.24) 28.69 3.61% 374,313 0.54% 0.60% 0.58% 10.76%
10/31/2025 33.03 0.19 5.28 5.47 (0.18) (3.28) (3.46) 35.04 18.08% 390,461 0.54% 0.60% 0.58% 129.38%
10/31/2024 25.19 0.16 8.61 8.77 (0.15) (0.78) (0.93) 33.03 35.49% 361,810 0.54% 0.51% 0.58% 83.61%
10/31/2023 23.93 0.24 2.02 2.26 (0.22) (0.78) (1.00) 25.19 9.74% 16,841 0.54% 0.98% 0.59% 72.63%
10/31/2022 33.11 0.20 (5.04) (4.84) (0.16) (4.18) (4.34) 23.93 (16.85)% 36,417 0.56% 0.76% 0.60% 53.21%
10/31/2021 24.43 0.18 9.36 9.54 (0.19) (0.67) (0.86) 33.11 39.80% 37,187 0.57% 0.61% 0.62% 60.51%
Institutional Service Class Shares
4/30/2026 (Unaudited) 35.04 0.08 0.80 0.88 (0.10) (7.12) (7.22) 28.70 3.60%(g) 948,123 0.62% 0.53% 0.67% 10.76%
10/31/2025 33.03 0.17 5.27 5.44 (0.15) (3.28) (3.43) 35.04 17.98% 1,222,100 0.62% 0.52% 0.66% 129.38%
10/31/2024 25.19 0.14 8.61 8.75 (0.13) (0.78) (0.91) 33.03 35.38% 1,138,752 0.62% 0.45% 0.66% 83.61%
10/31/2023 23.92 0.20 2.04 2.24 (0.19) (0.78) (0.97) 25.19 9.67% 924,015 0.63% 0.78% 0.68% 72.63%
10/31/2022 33.10 0.19 (5.04) (4.85) (0.15) (4.18) (4.33) 23.92 (16.90)% 842,936 0.61% 0.70% 0.66% 53.21%
10/31/2021 24.43 0.17 9.34 9.51 (0.17) (0.67) (0.84) 33.10 39.66% 1,086,864 0.64% 0.55% 0.69% 60.51%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Excludes sales charge.
(c) Not annualized for periods less than one year.
(d) Annualized for periods less than one year.
(e) During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(g) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

Equity Funds - April 30, 2026 (Unaudited) - Financial Highlights - 61
The accompanying notes are an integral part of these financial statements.
Nationwide Geneva Mid Cap Growth Fund
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Loss(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(d)
Ratio
of Net
Investment
Loss to
Average
Net
Assets(d)
Ratio of
Expenses (Prior
to Reimburse-
ments) to
Average Net
Assets(d)
Portfolio
Turnover(c)(e)
Class A Shares
4/30/2026 (Unaudited) $ 11.72 $ (0.02) $ (0.59) $ (0.61) $ — $ (0.85) $ (0.85) $ 10.26 (5.48)% $ 55,355 1.09% (0.41)% 1.09% 6.47%
10/31/2025 12.88 (0.06) 0.31 0.25 — (1.41) (1.41) 11.72 1.80%(f) 68,462 1.09% (0.52)% 1.09% 26.92%
10/31/2024 11.72 (0.07) 3.18 3.11 — (1.95) (1.95) 12.88 28.15% 79,231 1.09% (0.55)% 1.09% 23.32%
10/31/2023 15.41 (0.06) 0.50 0.44 — (4.13) (4.13) 11.72 3.56% 71,264 1.11% (0.50)% 1.11% 20.02%
10/31/2022 29.33 (0.12) (6.30) (6.42) — (7.50) (7.50) 15.41 (28.71)% 83,517 1.10% (0.69)% 1.10% 10.71%
10/31/2021 20.92 (0.19) 10.06 9.87 — (1.46) (1.46) 29.33 48.96% 137,188 1.11% (0.74)% 1.11% 10.64%
Class R6 Shares
4/30/2026 (Unaudited) 14.64 — (0.75) (0.75) — (0.85) (0.85) 13.04 (5.34)% 111,704 0.74% (0.06)% 0.74% 6.47%
10/31/2025 15.70 (0.02) 0.37 0.35 — (1.41) (1.41) 14.64 2.14%(f)(g) 89,222 0.74% (0.15)% 0.74% 26.92%
10/31/2024 13.87 (0.03) 3.81 3.78 — (1.95) (1.95) 15.70 28.67%(g) 34,064 0.74% (0.20)% 0.74% 23.32%
10/31/2023 17.44 (0.02) 0.58 0.56 — (4.13) (4.13) 13.87 3.89% 21,938 0.76% (0.16)% 0.76% 20.02%
10/31/2022 32.09 (0.08) (7.07) (7.15) — (7.50) (7.50) 17.44 (28.46)%(g) 27,231 0.77% (0.38)% 0.77% 10.71%
10/31/2021 22.70 (0.11) 10.96 10.85 — (1.46) (1.46) 32.09 49.46%(g) 115,969 0.78% (0.41)% 0.78% 10.64%
Institutional Service Class Shares
4/30/2026 (Unaudited) 13.94 (0.01) (0.71) (0.72) — (0.85) (0.85) 12.37 (5.39)% 95,404 0.84% (0.16)% 0.84% 6.47%
10/31/2025 15.03 (0.04) 0.36 0.32 — (1.41) (1.41) 13.94 2.03%(f)(g) 109,884 0.84% (0.27)% 0.84% 26.92%
10/31/2024 13.36 (0.04) 3.66 3.62 — (1.95) (1.95) 15.03 28.55%(g) 122,811 0.84% (0.30)% 0.84% 23.32%
10/31/2023 16.97 (0.04) 0.56 0.52 — (4.13) (4.13) 13.36 3.75% 99,678 0.86% (0.26)% 0.86% 20.02%
10/31/2022 31.46 (0.09) (6.90) (6.99) — (7.50) (7.50) 16.97 (28.54)% 123,643 0.89% (0.47)% 0.89% 10.71%
10/31/2021 22.31 (0.15) 10.76 10.61 — (1.46) (1.46) 31.46 49.24% 217,941 0.92% (0.55)% 0.92% 10.64%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Excludes sales charge.
(c) Not annualized for periods less than one year.
(d) Annualized for periods less than one year.
(e) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(f) Includes a certain litigation settlement which impacted the Fund’s total return. Excluding the settlement proceeds, the Class A, Class R6 and Institutional Service Class
total returns are 1.71%, 2.07% and 1.88%, respectively.
(g) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

62 - Financial Highlights - April 30, 2026 (Unaudited) - Equity Funds
The accompanying notes are an integral part of these financial statements.
Nationwide GQG US Quality Equity Fund
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(d)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
Ratio of
Expenses (Prior
to Reimburse-
ments) to
Average Net
Assets(d)(e)
Portfolio
Turnover(c)(f)
Class A Shares
4/30/2026 (Unaudited) $ 13.76 $ 0.23 $ 1.41 $ 1.64 $ (0.23) $ (0.36) $ (0.59) $ 14.81 12.29% $ 42,688 0.91% 3.21% 0.98% 52.40%
10/31/2025 16.99 0.22 (1.32) (1.10) (0.19) (1.94) (2.13) 13.76 (7.52)% 40,180 0.88% 1.48% 0.98% 166.65%
10/31/2024 11.84 0.10 5.10 5.20 (0.05) — (0.05) 16.99 44.00% 46,176 0.80% 0.62% 0.93% 217.11%
10/31/2023 11.58 0.06 0.32 0.38 (0.12) — (0.12) 11.84 3.35% 20,200 0.81% 0.52% 0.94% 204.87%
10/31/2022 12.19 0.15 (0.56) (0.41) (0.18) (0.02) (0.20) 11.58 (3.45)%(g) 1,660 0.74% 1.30% 0.94% 221.61%
10/31/2021(h) 10.00 0.04 2.15 2.19 — — — 12.19 21.90%(g) 9 0.97% 0.46% 1.37% 97.43%
Class R6 Shares
4/30/2026 (Unaudited) 13.79 0.26 1.40 1.66 (0.26) (0.36) (0.62) 14.83 12.43%(g) 198,076 0.49% 3.63% 0.56% 52.40%
10/31/2025 17.01 0.30 (1.34) (1.04) (0.24) (1.94) (2.18) 13.79 (7.14)%(g) 187,251 0.49% 1.98% 0.58% 166.65%
10/31/2024 11.85 0.13 5.12 5.25 (0.09) — (0.09) 17.01 44.43% 84,281 0.49% 0.83% 0.61% 217.11%
10/31/2023 11.59 0.12 0.30 0.42 (0.16) — (0.16) 11.85 3.68% 73,663 0.49% 1.04% 0.60% 204.87%
10/31/2022 12.21 0.22 (0.60) (0.38) (0.22) (0.02) (0.24) 11.59 (3.22)% 57,191 0.49% 1.85% 0.77% 221.61%
10/31/2021(h) 10.00 0.07 2.17 2.24 (0.03) — (0.03) 12.21 22.39% 76,451 0.49% 0.79% 0.92% 97.43%
Eagle Class Shares
4/30/2026 (Unaudited) 13.78 0.26 1.41 1.67 (0.26) (0.36) (0.62) 14.83 12.45% 7,099 0.59% 3.64% 0.66% 52.40%
10/31/2025 17.00 0.27 (1.33) (1.06) (0.22) (1.94) (2.16) 13.78 (7.26)% 10,263 0.59% 1.77% 0.69% 166.65%
10/31/2024 11.85 0.14 5.09 5.23 (0.08) — (0.08) 17.00 44.26% 16,238 0.58% 0.86% 0.68% 217.11%
10/31/2023 11.58 0.08 0.34 0.42 (0.15) — (0.15) 11.85 3.68%(g) 2,686 0.58% 0.67% 0.69% 204.87%
10/31/2022 12.21 0.22 (0.61) (0.39) (0.22) (0.02) (0.24) 11.58
(3.30)%(g)
6 0.49% 1.87% 0.77% 221.61%
10/31/2021(h) 10.00 0.06 2.17 2.23 (0.02) — (0.02) 12.21 22.33% 6 0.56% 0.72% 1.32% 97.43%
Institutional Service Class Shares
4/30/2026 (Unaudited) 13.78 0.25 1.41 1.66 (0.25) (0.36) (0.61) 14.83 12.44% 4,052 0.61% 3.48% 0.68% 52.40%
10/31/2025 17.00 0.27 (1.34) (1.07) (0.21) (1.94) (2.15) 13.78 (7.30)% 4,734 0.63% 1.79% 0.73% 166.65%
10/31/2024 11.85 0.15 5.06 5.21 (0.06) — (0.06) 17.00 44.05% 4,305 0.74% 0.93% 0.84% 217.11%
10/31/2023 11.59 0.15 0.24 0.39 (0.13) — (0.13) 11.85 3.40% 322 0.74% 1.28% 0.85% 204.87%
10/31/2022 12.21 0.26 (0.65) (0.39) (0.21) (0.02) (0.23) 11.59 (3.32)% 1,101 0.58% 2.20% 0.77% 221.61%
10/31/2021(h) 10.00 0.06 2.17 2.23 (0.02) — (0.02) 12.21 22.31% 6 0.59% 0.69% 1.34% 97.43%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Excludes sales charge.
(c) Not annualized for periods less than one year.
(d) Annualized for periods less than one year.
(e) During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(g) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(h) For the period from January 26, 2021 (commencement of operations) through October 31, 2021. Total return is calculated based on inception date of January 25, 2021 through October 31, 2021.

Equity Funds - April 30, 2026 (Unaudited) - Financial Highlights - 63
The accompanying notes are an integral part of these financial statements.
Nationwide Loomis All Cap Growth Fund
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Loss(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(d)
Ratio
of Net
Investment
Loss to
Average
Net
Assets(d)
Ratio of
Expenses (Prior
to Reimburse-
ments) to
Average Net
Assets(d)(e)
Portfolio
Turnover(c)(f)
Class A Shares
4/30/2026 (Unaudited) $ 21.90 $ (0.06) $ (1.49) $ (1.55) $ — $ (1.72) $ (1.72) $ 18.63 (7.20)% $ 5,589 1.22% (0.67)% 1.32% 7.24%
10/31/2025 18.73 (0.15) 5.13 4.98 — (1.81) (1.81) 21.90 28.18% 6,241 1.26% (0.79)% 1.36% 11.29%
10/31/2024 13.90 (0.12) 6.07 5.95 — (1.12) (1.12) 18.73 44.87% 7,220 1.27% (0.71)% 1.36% 8.16%
10/31/2023 12.24 (0.11) 2.76 2.65 — (0.99) (0.99) 13.90 23.14% 5,693 1.26% (0.77)% 1.36% 12.63%(g)
10/31/2022 19.11 (0.11) (4.91) (5.02) — (1.85) (1.85) 12.24 (29.04)% 5,203 1.28% (0.77)% 1.33% 47.91%
10/31/2021 15.11 (0.13) 4.56 4.43 — (0.43) (0.43) 19.11 29.77% 6,988 1.33% (0.76)% 1.37% 13.72%
Class R6 Shares
4/30/2026 (Unaudited) 22.84 (0.03) (1.54) (1.57) — (1.72) (1.72) 19.55 (6.98)% 169,744 0.82% (0.26)% 0.91% 7.24%
10/31/2025 19.38 (0.07) 5.34 5.27 — (1.81) (1.81) 22.84 28.77% 171,402 0.82% (0.36)% 0.92% 11.29%
10/31/2024 14.28 (0.04) 6.26 6.22 — (1.12) (1.12) 19.38 45.61% 145,771 0.82% (0.26)% 0.91% 8.16%
10/31/2023 12.51 (0.05) 2.81 2.76 — (0.99) (0.99) 14.28 23.56% 112,745 0.82% (0.33)% 0.92% 12.63%(g)
10/31/2022 19.40 (0.05) (4.99) (5.04) — (1.85) (1.85) 12.51 (28.68)% 102,457 0.84% (0.32)% 0.89% 47.91%
10/31/2021 15.26 (0.05) 4.62 4.57 — (0.43) (0.43) 19.40 30.41% 175,536 0.85% (0.26)% 0.89% 13.72%
Eagle Class Shares
4/30/2026 (Unaudited) 22.68 (0.03) (1.54) (1.57) — (1.72) (1.72) 19.39 (7.03)% 45,691 0.92% (0.36)% 1.01% 7.24%
10/31/2025 19.28 (0.09) 5.30 5.21 — (1.81) (1.81) 22.68 28.59% 46,752 0.92% (0.45)% 1.02% 11.29%
10/31/2024 14.23 (0.06) 6.23 6.17 — (1.12) (1.12) 19.28 45.41% 49,178 0.92% (0.36)% 1.01% 8.16%
10/31/2023 12.47 (0.05) 2.80 2.75 — (0.99) (0.99) 14.23 23.55% 38,024 0.92% (0.37)% 1.00% 12.63%(g)
10/31/2022 19.37 (0.06) (4.99) (5.05) — (1.85) (1.85) 12.47 (28.79)% 159,115 0.94% (0.43)% 0.99% 47.91%
10/31/2021 15.26 (0.07) 4.61 4.54 — (0.43) (0.43) 19.37 30.21% 201,689 0.95% (0.38)% 0.99% 13.72%
Institutional Service Class Shares
4/30/2026 (Unaudited) 22.73 (0.04) (1.53) (1.57) — (1.72) (1.72) 19.44 (7.01)% 2,660 0.90% (0.37)% 0.99% 7.24%
10/31/2025 19.31 (0.09) 5.32 5.23 — (1.81) (1.81) 22.73 28.66% 4,839 0.90% (0.43)% 1.00% 11.29%
10/31/2024 14.25 (0.06) 6.24 6.18 — (1.12) (1.12) 19.31 45.42% 4,553 0.88% (0.33)% 0.97% 8.16%
10/31/2023 12.48 (0.05) 2.81 2.76 — (0.99) (0.99) 14.25 23.62% 3,025 0.83% (0.33)% 0.93% 12.63%(g)
10/31/2022 19.36 (0.05) (4.98) (5.03) — (1.85) (1.85) 12.48 (28.69)% 2,757 0.85% (0.33)% 0.90% 47.91%
10/31/2021 15.23 (0.05) 4.61 4.56 — (0.43) (0.43) 19.36 30.40% 4,796 0.86% (0.29)% 0.90% 13.72%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Excludes sales charge.
(c) Not annualized for periods less than one year.
(d) Annualized for periods less than one year.
(e) During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(g) Portfolio turnover excludes securities received or delivered in-kind (Note 3).

64 - Financial Highlights - April 30, 2026 (Unaudited) - Equity Funds
The accompanying notes are an integral part of these financial statements.
Nationwide Renaissance Small Cap Growth Fund
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(Loss)(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(d)
Ratio
of Net
Investment
Income
(Loss) to
Average
Net
Assets(d)
Ratio of
Expenses (Prior
to Reimburse-
ments) to
Average Net
Assets(d)(e)
Portfolio
Turnover(c)(f)
Class A Shares
4/30/2026 (Unaudited) $ 26.80 $ (0.05) $ 0.61 $ 0.56 $ — $ (5.94) $ (5.94) $ 21.42 1.95%(g) $ 10,350 1.12% (0.46)% 1.52% 80.24%
10/31/2025 31.23 (0.10) (2.60) (2.70) (0.23) (1.50) (1.73) 26.80 (9.11)%(g) 11,633 1.15% (0.35)% 1.24% 39.29%
10/31/2024 24.93 (0.14) 7.00 6.86 (0.16) (0.40) (0.56) 31.23 27.72% 15,749 1.16% (0.48)% 1.22% 17.79%
10/31/2023 24.71 (0.12) 0.87 0.75 — (0.53) (0.53) 24.93 3.11% 11,512 1.16% (0.44)% 1.23% 19.48%
10/31/2022 28.50 (0.16) (2.96) (3.12) — (0.67) (0.67) 24.71 (11.22)% 11,868 1.16% (0.59)% 1.24% 34.24%
10/31/2021 20.37 (0.18) 8.31 8.13 — — — 28.50 39.91% 15,181 1.16% (0.65)% 1.27% 33.26%
Class R6 Shares
4/30/2026 (Unaudited) 29.02 0.01 0.63 0.64 — (5.94) (5.94) 23.72 2.10%(g) 2,504 0.79% 0.05% 1.04% 80.24%
10/31/2025 33.68 — (2.82) (2.82) (0.34) (1.50) (1.84) 29.02 (8.80)%(g) 34,040 0.80% (0.01)% 0.88% 39.29%
10/31/2024 26.78 (0.04) 7.54 7.50 (0.20) (0.40) (0.60) 33.68 28.23% 154,278 0.80% (0.12)% 0.86% 17.79%
10/31/2023 26.42 (0.02) 0.91 0.89 — (0.53) (0.53) 26.78 3.45% 108,013 0.80% (0.08)% 0.87% 19.48%
10/31/2022 30.31 (0.07) (3.15) (3.22) — (0.67) (0.67) 26.42 (10.87)% 110,243 0.80% (0.23)% 0.88% 34.24%
10/31/2021 21.59 (0.09) 8.81 8.72 — — — 30.31 40.39% 121,350 0.80% (0.29)% 0.91% 33.26%
Institutional Service Class Shares
4/30/2026 (Unaudited) 28.68 (0.02) 0.64 0.62 — (5.94) (5.94) 23.36 2.04%(g) 11,408 0.95% (0.19)% 1.25% 80.24%
10/31/2025 33.31 (0.03) (2.79) (2.82) (0.31) (1.50) (1.81) 28.68 (8.88)%(g) 48,892 0.88% (0.08)% 0.96% 39.29%
10/31/2024 26.51 (0.06) 7.45 7.39 (0.19) (0.40) (0.59) 33.31 28.09% 79,328 0.88% (0.20)% 0.94% 17.79%
10/31/2023 26.17 (0.04) 0.91 0.87 — (0.53) (0.53) 26.51 3.40% 63,686 0.88% (0.15)% 0.95% 19.48%
10/31/2022 30.06 (0.09) (3.13) (3.22) — (0.67) (0.67) 26.17 (10.97)% 57,350 0.88% (0.32)% 0.96% 34.24%
10/31/2021 21.43 (0.11) 8.74 8.63 — — — 30.06 40.27% 64,509 0.89% (0.38)% 1.00% 33.26%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Excludes sales charge.
(c) Not annualized for periods less than one year.
(d) Annualized for periods less than one year.
(e) During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(g) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

Equity Funds - April 30, 2026 (Unaudited) - Notes to Financial Statements - 65
1. Organization
Nationwide Mutual Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, organized as a statutory trust under the laws of the State of Delaware. The
Trust has authorized an unlimited number of shares of beneficial interest (“shares”), without par value. As of April 30, 2026, the
Trust operates forty-five (45) separate series, or mutual funds, each with its own objective(s) and investment strategies. This report contains the financial statements and financial highlights for the nine (9) series listed below (each, a “Fund”; collectively, the “Funds”).
Nationwide Fund Advisors (“NFA”) serves as investment adviser to the Funds. NFA is a wholly owned subsidiary of Nationwide
Financial Services, Inc. (“NFS”), a holding company which is a direct wholly owned subsidiary of Nationwide Corporation. Nationwide
Corporation, in turn, is owned by Nationwide Mutual Insurance Company and Nationwide Mutual Fire Insurance Company.
Nationwide Bailard Small Cap Value Fund (formerly, Nationwide Bailard Cognitive Value Fund) (“Small Cap Value”)
Nationwide Bailard Technology Fund (formerly, Nationwide Bailard Technology & Science Fund) (“Technology”)
Nationwide BNY Mellon Dynamic U.S. Core Fund (“U.S. Core”)
Nationwide BNY Mellon Dynamic U.S. Equity Income Fund (“U.S. Equity Income”)
Nationwide Fund (“Nationwide Fund”)
Nationwide Geneva Mid Cap Growth Fund (“Mid Cap Growth”)
Nationwide GQG US Quality Equity Fund ("US Quality Equity")
Nationwide Loomis All Cap Growth Fund (“All Cap Growth”)
Nationwide Renaissance Small Cap Growth Fund (formerly, Nationwide WCM Focused Small Cap Fund) (“Small
Cap Growth”)
The Funds, as applicable, currently offer Class A, Class K, Class M, Class R, Class R6, Eagle Class and Institutional Service Class
shares. Each share class of a Fund represents interests in the same portfolio of investments of that Fund and the classes are identical except for any differences in the sales charge structure, distribution or service fees, administrative services fees, class specific expenses, certain voting rights, conversion features, exchange privileges, and class names or designations.
Each Fund, except US Quality Equity, is a diversified fund as defined in the 1940 Act. US Quality Equity is a non-diversified fund, as defined in the 1940 Act.
Effective February 20, 2026, the Nationwide WCM Focused Small Cap Fund. was renamed "Nationwide Renaissance Small Cap
Growth Fund".
Effective February 28, 2026, the Nationwide Bailard Cognitive Value Fund. was renamed "Nationwide Bailard Small Cap Value
Fund".
Effective February 28, 2026, the Nationwide Bailard Technology & Science Fund was renamed "Nationwide Bailard Technology
Fund".
2. Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Funds in the accounting and the preparation of their financial statements. The Funds are investment companies and follow accounting and reporting guidance in the Financial
Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 (“ASC 946”). The policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), including, but not limited to, ASC 946.
The preparation of financial statements requires fund management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses for the period. The Funds utilize various methods to measure the value of their investments on a recurring basis. Amounts received upon the sale of such investments could differ from those estimated values and those differences could be material.
(a) Security Valuation
U.S. GAAP defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to procedures approved by the Board of Trustees of the Trust (the “Board of Trustees”), NFA assigns a fair value, as defined by U.S. GAAP, to a Fund’s investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to

66 - Notes to Financial Statements - April 30, 2026 (Unaudited) - Equity Funds
readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including a Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
Securities for which market-based quotations are readily available are valued at the current market value as of “Valuation Time”.
Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time). Equity securities are generally valued at the last quoted sale price or official closing price, or, if there is no such price, the last quoted bid price provided by an independent pricing service approved by the Board of Trustees. Prices are taken from the primary market or exchange on which each security trades. Shares of registered open-end management investment companies are valued at net asset value (“NAV”) as reported by such company. Shares of exchange traded funds ("ETFs") are generally valued at the last quoted sale price or official closing price, or, if there is no such price, the last quoted bid price provided by an independent pricing service. Master limited partnerships (“MLPs”) are publicly traded partnerships and are treated as partnerships for U.S.
federal income tax purposes. Investments in MLPs are valued at the last quoted sale price or official closing price, or, if there is no such price, the last quoted bid price provided by an independent pricing service. Equity securities, shares of registered open-
end management investment companies, shares of ETFs and MLPs valued in this manner are generally categorized as Level 1 investments within the hierarchy. Repurchase agreements are valued at amortized cost, which approximates fair value, and are generally categorized as Level 2 investments within the hierarchy.
Debt and other fixed-income securities are generally valued at the bid evaluation price provided by an independent pricing service as approved by the Board of Trustees. Evaluations provided by independent pricing service providers may be determined without exclusive reliance on quoted prices and may use broker-dealer quotations, individual trading characteristics and other market data, reported trades or valuation estimates from their internal pricing models. The independent pricing service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates, anticipated timing of principal repayments, and quoted prices for similar assets and are generally categorized as
Level 2 investments within the hierarchy. Debt obligations generally involve some risk of default with respect to interest and/or principal payments.
The Board of Trustees has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of a Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The

Equity Funds - April 30, 2026 (Unaudited) - Notes to Financial Statements - 67
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. Each Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
Equity securities listed on a non-U.S. exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level
2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S.
dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.
The following tables provide a summary of the inputs used to value the Funds’ net assets as of April 30, 2026. Please refer to the
Statements of Investments for additional information on portfolio holdings.
Small Cap Value
Level 1 Level 2 Level 3 Total
Assets:
Common Stocks $ 121,934,867 $ – $ – $ 121,934,867
Exchange Traded Funds 1,676,024 – – 1,676,024
Repurchase Agreements – 12,555,623 – 12,555,623
Rights   – – – –
Short-Term Investments 600,000 – – 600,000
Total $ 124,210,891 $ 12,555,623 $ – $ 136,766,514
Technology
Level 1 Level 2 Level 3 Total
Assets:
Common Stocks $ 191,496,059 $ – $ – $ 191,496,059
Total $ 191,496,059 $ – $ – $ 191,496,059
U.S. Core
Level 1 Level 2 Level 3 Total
Assets:
Common Stocks $ 1,478,384,476 $ – $ – $ 1,478,384,476
Purchased Option 10,327,687 – – 10,327,687
Repurchase Agreements – 16,088,822 – 16,088,822
Short-Term Investments   800,000 52,487,007 – 53,287,007
Total Assets $ 1,489,512,163 $ 68,575,829 $ – $ 1,558,087,992
Liabilities:
Futures Contracts# $ (7,378,194) $ – $ – $ (7,378,194)
Total Liabilities $ (7,378,194) $ – $ – $ (7,378,194)
Total $ 1,482,133,969 $ 68,575,829 $ – $ 1,550,709,798

68 - Notes to Financial Statements - April 30, 2026 (Unaudited) - Equity Funds
U.S. Equity Income
Level 1 Level 2 Level 3 Total
Assets:
Common Stocks $ 744,280,025 $ – $ – $ 744,280,025
Futures Contracts# 4,279,864 – – 4,279,864
Purchased Option 5,341,375 – – 5,341,375
Repurchase Agreements – 8,533,917 – 8,533,917
Short-Term Investments   300,000 25,748,343 – 26,048,343
Total Assets $ 754,201,264 $ 34,282,260 $ – $ 788,483,524
Liabilities:
Futures Contracts# $ (5,959,440) $ – $ – $ (5,959,440)
Total Liabilities $ (5,959,440) $ – $ – $ (5,959,440)
Total $ 748,241,824 $ 34,282,260 $ – $ 782,524,084
Nationwide Fund
Level 1 Level 2 Level 3 Total
Assets:
Common Stocks $ 1,531,726,247 $ – $ – $ 1,531,726,247
Total $ 1,531,726,247 $ – $ – $ 1,531,726,247
Mid Cap Growth
Level 1 Level 2 Level 3 Total
Assets:
Common Stocks $ 251,451,578 $ – $ – $ 251,451,578
Repurchase Agreement – 799,852 – 799,852
Rights – – – –
Short-Term Investments 42,098 – – 42,098
Total $ 251,493,676 $ 799,852 $ – $ 252,293,528
US Quality Equity
Level 1 Level 2 Level 3 Total
Assets:
Common Stocks $ 244,377,525 $ – $ – $ 244,377,525
Total $ 244,377,525 $ – $ – $ 244,377,525
All Cap Growth
Level 1 Level 2 Level 3 Total
Assets:
Common Stocks $ 223,351,859 $ – $ – $ 223,351,859
Repurchase Agreement – 2,485,091 – 2,485,091
Short-Term Investments 42,257 – – 42,257
Total $ 223,394,116 $ 2,485,091 $ – $ 225,879,207

Equity Funds - April 30, 2026 (Unaudited) - Notes to Financial Statements - 69
The FVC continues to evaluate any information that could cause an adjustment to the fair value for these investments, such as market news, the progress of judicial and regulatory proceedings, and subadviser recommendations.
(b) Cash Overdraft
Certain Funds may have overdrawn U.S. dollar and/or foreign currency balances with the Funds' custodian bank, JPMorgan
Chase Bank, N.A. (“JPMorgan”). To offset the overdraft, JPMorgan advanced an amount equal to the overdraft. Consistent with the Funds' borrowing policy, the advance is deemed a temporary loan to the Funds. Such loans are payable upon demand and bear interest from the date of such advance to the date of payment at the rate agreed upon with JPMorgan under the custody agreement. These advances are separate from, and were not made pursuant to, the credit agreement discussed in Note 4. A Fund with an overdraft is subject to a lien by JPMorgan on the Fund’s account and JPMorgan may charge the Fund’s account for any amounts owed to JPMorgan. JPMorgan also has the right to set off as appropriate and apply all deposits and credits held by or owing to JPMorgan against such amount, subject to the terms of the custody agreement.
As of April 30, 2026, the Funds did not have overdrawn balances.
(c) Foreign Currency Transactions
The accounting records of the Funds are maintained in U.S. dollars. The Funds may, nevertheless, engage in foreign currency transactions. In those instances, a Fund will convert foreign currency amounts into U.S. dollars at the current rate of exchange between the foreign currency and the U.S. dollar in order to determine the value of the Funds' investments, assets, and liabilities.
Purchases and sales of securities, receipts of income, and payments of expenses are converted at the prevailing rate of exchange on the respective date of such transactions. The accounting records of a Fund do not differentiate that portion of the results of operations resulting from changes in foreign exchange rates from those resulting from changes in the market prices of the relevant securities. Each portion contributes to the net realized gains or losses from transactions in investment securities and net change in unrealized appreciation/depreciation in the value of investment securities. Net currency gains or losses, realized and unrealized, that are a result of differences between the amount recorded on a Fund’s accounting records, and the U.S. dollar equivalent amount actually received or paid for interest or dividends, receivables and payables for investments sold or purchased, and foreign cash, are included in the Statements of Operations under “Net realized gains (losses) from foreign currency transactions”
and “Net change in unrealized appreciation/depreciation in the value of translation of assets and liabilities denominated in foreign currencies," if applicable.
(d) Options
Certain Funds purchased and/or wrote options on futures contracts, single stocks, ETFs, and/or indexes. Such option investments are utilized to manage currency exposures and/or hedge against movements in the values of the foreign currencies in which the portfolio securities are denominated, to gain exposure to and/or hedge against changes in interest rates and equity movements, to capitalize on the return-generating features of selling options (short volatility) while simultaneously benefiting from the risk-control attributes associated with buying options (long volatility), and/or to generate consistent outperformance, as applicable, to meet each Fund's stated investment strategies as shown in the Fund's Prospectus.
Options traded on an exchange are valued at the settlement price provided by an independent pricing service as approved by the
Board. If a settlement price is not available, such options are valued at the last quoted sale price, if available, and otherwise at the
Small Cap Growth
Level 1 Level 2 Level 3 Total
Assets:
Common Stocks $ 24,153,978 $ – $ – $ 24,153,978
Total $ 24,153,978 $ – $ – $ 24,153,978
# Includes cumulative appreciation/(depreciation) of futures contracts as reported in the Statement of Investments. Only current day's variation margin is reported within the Statements of Assets and Liabilities.
As of April 30, 2026, Small Cap Value held three rights investments that were categorized as Level 3 investments which were each valued at $0.
As of April 30, 2026, Mid Cap Growth held one rights investment that was categorized as a Level 3 investment which was valued at $0.

70 - Notes to Financial Statements - April 30, 2026 (Unaudited) - Equity Funds
average bid/ask price. Exchange traded options are generally categorized as Level 1 investments within the hierarchy. Options traded in the over-the-counter (“OTC”) market, and which are not quoted by NASDAQ, are valued at the last quoted bid price, and are generally categorized as Level 2 investments within the hierarchy. The value of an option position reflects, among other things, the implied price volatility of the underlying investment, the current market value of the underlying investment, the time remaining until expiration of the option, the relationship of the strike price to the market price of the underlying investment, and general market conditions. Options that expire unexercised have no value. American-style options can be exercised at any time prior to the expiration date of the option. European-style options can only be exercised at expiration of the option.
A Fund effectively terminates its right or obligation under an option by entering into a closing transaction. Closing transactions permit a Fund to realize the profit or limit the loss on an option position prior to its exercise or expiration.
If a Fund is unable to affect a closing transaction for an option it purchased, it would have to exercise the option to realize any profit. The inability to enter into a closing purchase transaction for a covered call option written by a Fund could cause material losses because a Fund would be unable to sell the investment used as a cover for the written option until the option expires or is exercised.
The writing and purchasing of options is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. Imperfect correlation between options and the securities markets may detract from the effectiveness of attempted hedging. Transactions using OTC options (other than options purchased by a
Fund) expose a Fund to counterparty risk. To the extent required by Securities and Exchange Commission (“SEC”) guidelines, a Fund will not enter into any options transactions unless it owns either (i) an offsetting (“covered”) position in securities, other options, or futures or (ii) cash and liquid obligations with a value sufficient at all times to cover its potential obligations to the extent not covered as provided in (i) above. A Fund will also earmark or set aside cash and/or appropriate liquid assets in a segregated custodial account as required by SEC and U.S. Commodity Futures Trading Commission regulations. Assets used as cover or held in a segregated account cannot be sold while the position in the corresponding option or futures contract is open, unless they are replaced with similar assets. As a result, the commitment of a large portion of a Fund’s assets to earmarking or segregated accounts as a cover could impede portfolio management or a Fund’s ability to meet redemption requests or other current obligations.
The Funds' purchased options are disclosed in the Statements of Assets and Liabilities under “Investment securities, at value,”
in the Statement of Investments and in the Statements of Operations under “Net realized gains (losses) from transactions in investment securities” and “Net change in unrealized appreciation/depreciation in the value of investment securities,” as applicable.
(e) Forward Foreign Currency Contracts
Certain Funds entered into forward foreign currency contracts in connection with planned purchases or sales of securities denominated in a foreign currency and/or to hedge the U.S. dollar value of portfolio securities denominated in a foreign currency, to express a view on a foreign currency vs. the U.S. dollar or other foreign currency, to hedge the U.S. dollar value of portfolio securities denominated in a foreign currency, and/or to seek to protect against anticipated changes in future foreign currency exchange rate, as applicable, to meet each Fund's stated investment strategies as shown in the Fund's Prospectus.
A forward foreign currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. Forward foreign currency contracts are generally valued at the mean of the last quoted bid and ask prices, as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level 2 investments within the hierarchy. The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. All commitments are marked-to-market daily at the applicable exchange rates and any resulting unrealized appreciation or depreciation is recorded.
Realized gains or losses are recorded at the time the forward foreign currency contract matures or at the time of delivery of the currency. Forward foreign currency contracts entail the risk of unanticipated movements in the value of the foreign currency relative to the U.S. dollar, and the risk that the counterparties to the contracts may be unable to meet their obligations under the contract.
The Funds' forward foreign currency contracts are disclosed in the Statements of Assets and Liabilities under “Unrealized appreciation/(depreciation) on forward foreign currency contracts,” in a table in the Statement of Investments and in the Statements of Operations under “Net realized gains (losses) from settlement of forward foreign currency contracts” and “Net change in unrealized appreciation/depreciation in the value of forward foreign currency contracts,” as applicable.
As of April 30, 2026, the Funds had no open forward foreign currency contracts.

Equity Funds - April 30, 2026 (Unaudited) - Notes to Financial Statements - 71
(f) Futures Contracts
Certain Funds are subject to equity price and/or interest rate risk in the normal course of pursuing their objectives. Certain Funds entered into financial futures contracts (“futures contracts”) to manage currency risk, to equitize cash balances, to more efficiently manage the portfolio, to modify exposure to volatility, to increase or decrease the baseline equity exposure, to gain exposure to and/or hedge against changes in interest rates, for the purpose of managing active risk in the portfolio, to gain exposure to and/
or hedge against the value of equities and/or to gain exposure to foreign currencies, as applicable, to meet each Fund's stated
investment strategies as shown in the Fund's Prospectus. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.
Upon entering into a futures contract, a Fund is required to segregate an initial margin deposit of cash and/or other assets equal to a certain percentage of the futures contract’s notional value. Under a futures contract, a Fund agrees to receive from or pay to a broker an amount of cash equal to the daily fluctuation in value of the futures contract. Subsequent receipts or payments, known as
“variation margin” receipts or payments, are made each day, depending on the fluctuation in the fair value of the futures contract, and are recognized by a Fund as unrealized gains or losses. Futures contracts are generally valued daily at their settlement price as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level
1 investments within the hierarchy.
A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price or amount at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future. When a futures contract is closed, a Fund records a realized gain or loss equal to the difference between the value of the futures contract at the time it was opened and its value at the time it was closed.
Should market conditions change unexpectedly, a Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets. A Fund’s investments in futures contracts entail limited counterparty credit risk because a Fund invests only in exchange traded futures contracts, which are settled through the exchange and whose fulfillment is guaranteed by the credit of the exchange.
The Funds' futures contracts are reflected in the Statements of Assets and Liabilities under “Receivable/Payable for variation margin on futures contracts," in a table in the Statement of Investments and in the Statements of Operations under “Net realized gains (losses) from expiration or closing of futures contracts” and “Net change in unrealized appreciation/depreciation in the value of futures contracts,” as applicable.
The following is a summary of the Funds’ derivative instruments categorized by risk exposure as of April 30, 2026:
Fair Values of Derivatives Not Accounted for as Hedging Instruments as of April 30, 2026:
U.S. Core
Assets: Statements of Assets and Liabilities Fair Value
Purchased Options
Equity risk Investment securities, at value $ 10,327,687
Total $ 10,327,687
Liabilities:
Futures Contracts#
Equity risk Receivable/payable for variation margin on futures contracts $ (658,840)
Interest rate risk Receivable/payable for variation margin on futures contracts (6,719,354)
Total $ (7,378,194)

72 - Notes to Financial Statements - April 30, 2026 (Unaudited) - Equity Funds
2
The Effect of Derivative Instruments on the Statements of Operations for the Six Months Ended April 30, 2026:
Change in Unrealized Appreciation/Depreciation on Derivatives Recognized in the Statements of Operations for the Six
Months Ended April 30, 2026:
U.S. Equity Income
Assets: Statements of Assets and Liabilities Fair Value
Purchased Options
Equity risk Investment securities, at value $ 5,341,375
Futures Contracts#
Equity risk Receivable/payable for variation margin on futures contracts 4,279,864
Total $ 9,621,239
Liabilities:
Futures Contracts#
Equity risk Receivable/payable for variation margin on futures contracts $ (2,553,963)
Interest rate risk Receivable/payable for variation margin on futures contracts (3,405,477)
Total $ (5,959,440)
# Includes cumulative appreciation/(depreciation) of futures contracts as reported in the Statement of Investments. Only current day's variation margin is reported within the Statements of Assets and Liabilities.
U.S. Core
Realized Gains (Losses): Total
Purchased Options§
Equity risk $ 477,423
Futures Contracts
Equity risk (1,601,623)
Interest rate risk 5,676,085
Total $ 4,551,885
U.S. Equity Income
Realized Gains (Losses): Total
Purchased Options§
Equity risk $ 673,008
Futures Contracts
Equity risk 1,193,271
Interest rate risk 2,683,520
Total $ 4,549,799
Nationwide Fund
Realized Gains (Losses): Total
Futures Contracts
Equity risk $ 7,693
Total $ 7,693
§ Realized gains (losses) from purchased options and purchased swaptions are included in "Net realized gains (losses) from transactions in investment securities."
U.S. Core
Unrealized Appreciation/Depreciation: Total
Purchased Options§
Equity risk $ 1,552,087
Futures Contracts
Equity risk (681,419)
Interest rate risk (11,084,899)
Total $ (10,214,231)

Equity Funds - April 30, 2026 (Unaudited) - Notes to Financial Statements - 73
The following is a summary of the Funds' average volume of derivative instruments held for the six months ended April 30, 2026:
The Funds are required to disclose information about offsetting and related arrangements to enable users of the financial statements to understand the effect of those arrangements on the Funds’ financial position. In order to better define its contractual rights and to secure rights that will help certain Funds mitigate their counterparty risk, certain Funds entered into an International
Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or a similar agreement with each of their derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between certain Funds and a counterparty that governs OTC derivatives and forward foreign currency contracts and typically contains, among other things, collateral posting items, if applicable, and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, certain Funds may, under certain circumstances, offset with the counterparty certain derivative financial instrument’s payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master
Agreement typically permit a single net payment in the event of default (close-out netting) including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events. The counterparty is a financial institution.
For financial reporting purposes, certain Funds do not offset derivative assets and derivative liabilities that may be subject to netting arrangements on the “Statements of Assets and Liabilities".
As of April 30, 2026, certain Funds may have entered into futures contracts. The futures contract agreements do not provide for netting arrangements.
(g) Securities Lending
During the six months ended April 30, 2026, certain Funds entered into securities lending transactions. To generate additional income, the Funds lent their portfolio securities, up to 33 1/3% of the total assets of a Fund, to brokers, dealers, and other financial institutions.
JPMorgan serves as securities lending agent for the securities lending program for the Funds. Securities lending transactions are considered to be overnight and continuous and can be terminated by a Fund or the borrower at any time.
The Funds receive payments from JPMorgan equivalent to any dividends and/or interest while on loan, in lieu of income which is included as “Dividend income” and/or “Interest income”, as applicable, on the Statements of Operations. The Funds also receive interest that would have been earned on the securities loaned while simultaneously seeking to earn income on the investment of
U.S. Equity Income
Unrealized Appreciation/Depreciation: Total
Purchased Options§
Equity risk $ 968,549
Futures Contracts
Equity risk 2,003,385
Interest rate risk (5,469,655)
Total $ (2,497,721)
§ Change in unrealized appreciation/depreciation from purchased options and purchased swaptions are included in "Net change in unrealized appreciation/depreciation in the value of investment securities."
U.S. Core
Options:
Average Value Purchased $ 3,586,484
Average Number of Purchased Option Contracts 1,129
Futures Contracts:
Average Notional Balance Long $ 169,342,553
Average Notional Balance Short $ 14,596,209
U.S. Equity Income
Options:
Average Value Purchased $ 1,742,863
Average Number of Purchased Option Contracts 539
Futures Contracts:
Average Notional Balance Long $ 134,336,420
Average Notional Balance Short $ 59,783,995

74 - Notes to Financial Statements - April 30, 2026 (Unaudited) - Equity Funds
cash collateral or receiving a fee with respect to the receipt of non-cash collateral. Securities lending income includes any fees charged to borrowers less expenses associated with the loan. Income from the securities lending program is recorded when earned from JPMorgan and reflected in the Statements of Operations under “Income from securities lending (net of fees)”. There may be risks of delay or restrictions in recovery of the securities or disposal of collateral should the borrower of the securities fail financially. Loans are made, however, only to borrowers deemed by JPMorgan to be of good standing and creditworthy. Loans are subject to termination by the Funds or the borrower at any time, and, therefore, are not considered to be illiquid investments. For
Funds to which JPMorgan is not an affiliate, JPMorgan receives a fee based on a percentage of earnings (less any rebates paid to the borrower) derived from the investment of cash collateral, or a percentage of the fee paid by the borrower for loans collateralized by non-cash collateral. For Funds to which JPMorgan is an affiliate, JPMorgan receives a flat fee based on a percentage of the market value of loaned securities.
In accordance with guidance presented in FASB Accounting Standards Update 2014-11, Balance Sheet (Topic) 860: Repurchase-
to-Maturity Transactions, Repurchase Financings, and Disclosures, liabilities under the outstanding securities lending transactions as of April 30, 2026, which were comprised of money market funds and repurchase agreements purchased with cash collateral, as shown on each Fund's Statement of Investments, were as follows:
The Trust’s securities lending policies and procedures require that the borrower (i) deliver cash or U.S. Government securities as collateral with respect to each new loan of U.S. securities, equal to at least 102% of the value of the portfolio securities loaned, and with respect to each new loan of non-U.S. securities, collateral of at least 105% of the value of the portfolio securities loaned;
and (ii) at all times thereafter mark-to-market the collateral on a daily basis so that the market value of such collateral is at least
100% of the value of securities loaned. Cash collateral received is generally invested in money market funds and joint repurchase agreements and shown in the Statement of Investments and included in calculating the Fund’s total assets. U.S. Government securities received as collateral, if any, are held in safe-keeping by JPMorgan or The Bank of New York Mellon and cannot be sold or repledged by the Funds and accordingly are not reflected in the Fund’s total assets. For additional information on the non-cash collateral received, if any, please refer to the Statement of Investments.
The Securities Lending Agency Agreement between the Trust and JPMorgan provides that in the event of a default by a borrower with respect to any loan, the Fund may terminate the loan and JPMorgan will exercise any and all remedies provided under the applicable borrower agreement to make the Fund whole. These remedies include purchasing replacement securities by applying the collateral held from the defaulting borrower against the purchase cost of the replacement securities. If, despite such efforts by JPMorgan to exercise these remedies, the collateral is less than the purchase cost of the replacement securities, JPMorgan is responsible for such shortfall, subject to certain limitations which are set forth in detail in the Securities Lending Agency Agreement.
As of April 30, 2026, the Securities Lending Agency Agreement does not permit the Funds to enforce a netting arrangement.
(h) Joint Repurchase Agreements
During the six months ended April 30, 2026, certain Funds, along with other series of the Trust, pursuant to procedures adopted by the Board of Trustees and applicable guidance from the SEC, transferred cash collateral received from securities lending transactions, through a joint account at JPMorgan, the Funds' custodian, the daily aggregate balance of which is invested in one or more joint repurchase agreements (“repo” or collectively “repos”) collateralized by U.S. Treasury or federal agency obligations.
For repos, each Fund participates on a pro rata basis with other clients of JPMorgan in its share of the underlying collateral under such repos and in its share of proceeds from any repurchase or other disposition of the underlying collateral. In repos, the seller of a security agrees to repurchase the security at a mutually agreed-upon time and price, which reflects the effective rate of return for the term of the agreement. For repos, The Bank of New York Mellon or JPMorgan takes possession of the collateral pledged for investments in such repos. The underlying collateral is valued daily on a mark-to-market basis to ensure that the value is equal to or greater than the repurchase price, including accrued interest. In the event of default of the obligation to repurchase, the Funds have the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. If the seller defaults and the value
Fund
Amounts of
Liabilities Presented
in the Statements
of Assets and
Liabilities
Small Cap Value $ 13,155,623
U.S. Core 16,888,822
U.S. Equity Income 8,833,917
Mid Cap Growth 841,950
All Cap Growth 2,527,348

Equity Funds - April 30, 2026 (Unaudited) - Notes to Financial Statements - 75
of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Funds may be delayed or limited.
As of April 30, 2026, certain Funds' investment in joint repos was subject to an enforceable netting arrangement. The Funds'
proportionate holding in joint repos was as follows:
As of April 30, 2026, the joint repos on a gross basis were as follows:
CF Secured, LLC, 3.61%, dated 4/30/2026, due 5/1/2026, repurchase price $240,558,197, collateralized by U.S. Government
Treasury Securities, ranging from 0.00% - 6.13%, maturing 5/15/2026 - 2/15/2056; total market value $245,369,361.
Marex Capital Markets, Inc., 3.69%, dated 4/30/2026, due 5/1/2026, repurchase price $37,003,795, collateralized by U.S.
Government Treasury Securities, ranging from 0.00% - 4.75%, maturing 6/11/2026 - 2/15/2056; total market value $37,743,879.
Natixis Securities Americas LLC, 3.62%, dated 4/30/2026, due 5/1/2026, repurchase price $25,502,566, collateralized by U.S.
Government Treasury Securities, ranging from 0.00% - 4.88%, maturing 5/15/2026 - 2/15/2056; total market value $26,012,617.
Nomura Securities International, Inc., 3.63%, dated 4/30/2026, due 5/1/2026, repurchase price $34,003,429, collateralized by U.S. Government Treasury Securities, ranging from 0.00% - 4.38%, maturing 11/15/2026 - 2/15/2055; total market value
$34,683,833.
Santander US Capital Markets, 3.64%, dated 4/30/2026, due 5/1/2026, repurchase price $54,015,460, collateralized by
U.S. Government Treasury Securities, ranging from 1.63% - 6.25%, maturing 11/30/2026 - 2/15/2054; total market value
$55,095,772.
Santander US Capital Markets, 3.65%, dated 4/30/2026, due 5/1/2026, repurchase price $80,008,113, collateralized by U.S.
Government Agency and Treasury Securities, ranging from 0.01% - 5.00%, maturing 4/30/2027 - 7/25/2054; total market value
$81,608,282.
Small Cap Value
Gross Amounts
not Offset in the
Statements of
Assets and
Liabilities
Counterparty
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statements of
Assets and
Liabilities
Net Amounts
of Assets Presented
in the Statements of
Assets and
Liabilities
Collateral
Received
*
Net
Amounts
of Assets
CF Secured, LLC $ 7,555,623 $ – $ 7,555,623 $ (7,555,623) $ –
Marex Capital
Markets, Inc. 5,000,000 – 5,000,000 (5,000,000) –
Total $ 12,555,623 $ – $ 12,555,623 $ (12,555,623) $ –

76 - Notes to Financial Statements - April 30, 2026 (Unaudited) - Equity Funds
U.S. Core
Gross Amounts
not Offset in the
Statements of
Assets and
Liabilities
Counterparty
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statements of
Assets and
Liabilities
Net Amounts
of Assets Presented
in the Statements of
Assets and
Liabilities
Collateral
Received
*
Net
Amounts
of Assets
CF Secured, LLC $ 11,588,822 $ – $ 11,588,822 $ (11,588,822) $ –
Natixis Securities
Americas LLC 1,000,000 – 1,000,000 (1,000,000) –
Santander US Capital
Markets 2,000,000 – 2,000,000 (2,000,000) –
Santander US Capital
Markets 1,500,000 – 1,500,000 (1,500,000) –
Total $ 16,088,822 $ – $ 16,088,822 $ (16,088,822) $ –
U.S. Equity Income
Gross Amounts
not Offset in the
Statement of
Assets and
Liabilities
Counterparty
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statement of
Assets and
Liabilities
Net Amounts
of Assets Presented
in the Statement of
Assets and
Liabilities
Collateral
Received
*
Net
Amounts
of Assets
CF Secured, LLC $ 4,533,917 $ – $ 4,533,917 $ (4,533,917) $ –
Nomura Securities
International, Inc. 4,000,000 – 4,000,000 (4,000,000) –
Total $ 8,533,917 $ – $ 8,533,917 $ (8,533,917) $ –
Mid Cap Growth
Gross Amounts
not Offset in the
Statements of
Assets and
Liabilities
Counterparty
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statements of
Assets and
Liabilities
Net Amounts
of Assets Presented
in the Statements of
Assets and
Liabilities
Collateral
Received
*
Net
Amounts
of Assets
CF Secured, LLC $ 799,852 $ – $ 799,852 $ (799,852) $ –
Total $ 799,852 $ – $ 799,852 $ (799,852) $ –

Equity Funds - April 30, 2026 (Unaudited) - Notes to Financial Statements - 77
(i) Security Transactions and Investment Income
Security transactions are accounted for on the date the security is purchased or sold. Security gains and losses are calculated on the identified cost basis. Interest income is recognized on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts, and is recorded as such on a Fund’s Statement of Operations. Inflation adjustments to the face amount of inflation-indexed securities are included in interest income on a Fund’s Statement of Operations, as applicable.
In the event that a deflation reduction exceeds total interest income, the amount characterized as deflation is recorded as an increase to the cost of investments in the Statements of Assets and Liabilities if the security is still held; otherwise it is recorded as an adjustment to realized gain/loss from investment transactions in the Statements of Operations. For securities with paydown provisions, principal payments received are treated as a proportionate reduction to the cost basis of the securities, and excess or shortfall amounts are recorded as income. Dividend income and expenses, as applicable, are recorded on the ex-dividend date and are recorded as such on a Fund’s Statement of Operations, except for certain dividends from foreign securities, which are recorded as soon as the Trust is informed on or after the ex-dividend date. Income from non-cash dividends, if any, is recorded at the fair value of the securities and is recorded as such on a Fund’s Statement of Operations.
Foreign income and capital gains may be subject to foreign withholding taxes, a portion of which may be reclaimable, and capital gains taxes at various rates. Under applicable foreign law, a withholding tax may be imposed on interest and dividends paid by a foreign security and capital gains from the sale of a foreign security. Foreign income or capital gains subject to foreign withholding taxes are recorded net of the applicable withholding tax.
For certain securities, including a real estate investment trust (“REIT”), a Fund records distributions received in excess of earnings and profits of such security as a reduction of cost of investments and/or realized gain (referred to as a return of capital). Additionally, a REIT may characterize distributions it pays as long-term capital gains. Such distributions are based on estimates if actual amounts are not available. Actual distributions of income, long-term capital gain and return of capital may differ from the estimated amounts. A Fund will recharacterize the estimated amounts of the components of distributions as necessary, once the issuers provide information about the actual composition of the distributions. Any portion of a distribution deemed a return of capital is generally not taxable to a Fund.
A Fund records as dividend income the amount characterized as ordinary income and records as realized gain the amount characterized by a REIT as long-term capital gain in the Statements of Operations. The amount characterized as return of capital is a reduction to the cost of investments in the Statements of Assets and Liabilities if the security is still held; otherwise it is recorded as an adjustment to realized gains (losses) from transactions in investment securities in the Statements of Operations. These characterizations are reflected in the accompanying financial statements.
(j) Distributions to Shareholders
Distributions from net investment income, if any, are declared and paid quarterly. Distributions from net realized capital gains, if any, are declared and distributed at least annually. All distributions are recorded on the ex-dividend date.
Each Fund may use earnings and profits distributed to shareholders on the redemption of shares as part of the dividends paid deduction.
All Cap Growth
Gross Amounts
not Offset in the
Statements of
Assets and
Liabilities
Counterparty
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statements of
Assets and
Liabilities
Net Amounts
of Assets Presented
in the Statements of
Assets and
Liabilities
Collateral
Received
*
Net
Amounts
of Assets
CF Secured, LLC $ 2,485,091 $ – $ 2,485,091 $ (2,485,091) $ –
Total $ 2,485,091 $ – $ 2,485,091 $ (2,485,091) $ –
* As of April 30, 2026, the value of the collateral received exceeded the market value of the Fund’s proportionate holding in the joint repos. Please refer to the Statement of Investments for the Fund’s undivided interest in each joint repo and related collateral.

78 - Notes to Financial Statements - April 30, 2026 (Unaudited) - Equity Funds
Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are considered either permanent or temporary. Permanent differences are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. These reclassifications have no effect upon the NAV of a Fund. Any distribution in excess of current and accumulated earnings and profits for federal income tax purposes is reported as a return of capital distribution.
(k) Federal Income Taxes
Each Fund elected to be treated as, and intends to qualify each year as, a “regulated investment company” ("RIC") by complying with the requirements of Subchapter M of the U.S. Internal Revenue Code of 1986 (the "Code"), as amended, and to make distributions of net investment income and net realized capital gains sufficient to relieve the Fund from all, or substantially all, federal income taxes. Therefore, no federal income tax provision is required.
A Fund recognizes a tax benefit from an uncertain position only if it is more likely than not that the position is sustainable, based solely on its technical merits and consideration of the relevant taxing authorities’ widely understood administrative practices and precedents. Each year, a Fund undertakes an affirmative evaluation of tax positions taken or expected to be taken in the course of preparing tax returns to determine whether it is more likely than not (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority.
The Funds file U.S. federal income tax returns and, if applicable, returns in various foreign jurisdictions in which they invest.
Generally, a Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
(l) Allocation of Expenses, Income and Gains and Losses
Expenses directly attributable to a Fund are charged to that Fund. Expenses not directly attributable to a Fund are allocated proportionally among various or all series of the Trust. Certain non asset-based expenses are estimated and accrued daily.
Expense estimate true-ups are recorded routinely and could result in negative expenses on the Statements of Operations, as applicable. Income, fund level expenses, and realized and unrealized gains or losses are allocated to each class of shares of a
Fund based on the value of the outstanding shares of that class relative to the total value of the outstanding shares of that Fund.
Expenses specific to a class (such as Rule 12b-1 and administrative services fees) are charged to that specific class.
(m) Reportable Segment Disclosure
The Principal Executive Officer acts as the Funds’ Chief Operating Decision Maker (“CODM’) and is responsible for assessing performance and allocating resources with respect to the Funds. The CODM has concluded that each Fund operates as a single operating segment since the Funds each have a single investment strategy as disclosed in its prospectus, against which the
CODM assesses performance. The financial information provided to and reviewed by the CODM is presented within the Funds’
financial statements.
3. Transactions with Affiliates
Under the terms of the Trust’s Investment Advisory Agreement, NFA manages the investments of the assets and supervises the daily business affairs of the Funds in accordance with policies and procedures established by the Board of Trustees. NFA has selected the subadviser for each Fund as noted below, and provides investment management evaluation services in monitoring, on an ongoing basis, the performance of the subadvisers.
As of April 30, 2026, the subadviser for each Fund is as follows:
Fund Subadviser
Small Cap Value Bailard , Inc. (" Bailard ")
Technology Bailard
U.S. Core Newton Investment Management North America, LLC ("Newton US")
U.S. Equity Income Newton US
Nationwide Fund J.P. Morgan Investment Management Inc.
Mid Cap Growth Geneva Capital Management LLC
US Quality Equity GQG Partners LLC
All Cap Growth Loomis, Sayles & Company, L.P.
Small Cap Growth Renaissance Group LLC (a)
(a) Effective February 20, 2026, Renaissance Group LLC, was appointed as the subadviser to the Fund. Effective end of business on
February 19, 2026, WCM Investment Management LLC was terminated and ceased serving as subadviser to the Fund.

Equity Funds - April 30, 2026 (Unaudited) - Notes to Financial Statements - 79
Under the terms of the Investment Advisory Agreement, each Fund pays NFA an investment advisory fee based on that Fund’s average daily net assets. Investment advisory fee and other related party transaction fees are paid monthly. During the six months ended April 30, 2026, the Funds paid investment advisory fees to NFA according to the following schedule.
Prior to January 1, 2026, under the terms of the Investment Advisory Agreement, certain Funds paid NFA an investment advisory fee based on the Funds' average daily net assets according to the following schedule.
The Trust and NFA have entered into a written contract waiving a portion of investment advisory fees of the Funds as listed in the following table until March 2, 2027.
During the six months ended April 30, 2026, the following table provides the waiver of such investment advisory fees by NFA for which NFA shall not be entitled to later seek recoupment.
Fund Fee Schedule
Advisory Fee
(annual rate)
Small Cap Value Up to $500 million 0.60%
$500 million and more 0.55%
Technology Up to $500 million 0.60%
$500 million up to $1 billion 0.55%
$1 billion and more 0.50%
U.S. Core Up to $5 billion 0.45%
$5 billion and more 0.425%
U.S. Equity Income Up to $1 billion 0.60%
$1 billion and more 0.575%
Nationwide Fund Up to $250 million 0.54%
$250 million up to $1 billion 0.53%
$1 billion up to $2 billion 0.52%
$2 billion up to $5 billion 0.495%
$5 billion and more 0.47%
Mid Cap Growth Up to $250 million 0.65%
$250 million up to $500 million 0.60%
$500 million and more 0.55%
US Quality Equity Up to $1 billion 0.45%
$1 billion and more 0.42%
All Cap Growth Up to $1 billion 0.80%
$1 billion and more 0.775%
Small Cap Growth Up to $500 million 0.75%
$500 million and more 0.70%
Fund Fee Schedule
Advisory Fee
(annual rate)
Small Cap Value up to $500 million 0.75%
$500 million and more but less than $1 billion 0.70%
Technology up to $500 million 0.75%
$500 million and more but less than $1 billion 0.70%
$1 billion and more 0.65%
Fund
Advisory Fee
Waiver
(annual rate)
Nationwide Fund 0.045%
Fund Amount
Nationwide Fund $ 374,172

80 - Notes to Financial Statements - April 30, 2026 (Unaudited) - Equity Funds
For the six months ended April 30, 2026, the effective advisory fee rates before and after expense reimbursements, due to the expense limitation agreement described below, were as follows:
From these fees, pursuant to the subadvisory agreement, NFA pays fees to the unaffiliated subadvisers.
The Trust and NFA have entered into a written Expense Limitation Agreement that limits certain Funds' operating expenses
(excluding any taxes, interest, compensation payable to parties not affiliated with the Adviser for the recovery of tax reclaims, brokerage commissions, Rule 12b-1 fees, acquired fund fees and expenses, short-sale dividend expenses, administrative services fees, other expenses which are capitalized in accordance with generally accepted accounting principles and expenses incurred by a Fund in connection with any merger or reorganization, and may exclude other nonroutine expenses not incurred in the ordinary course of a Fund’s business) from exceeding the amounts listed in the following table until at least March 2, 2027.
NFA may request and receive reimbursement from a Fund for advisory fees waived or other expenses reimbursed by NFA pursuant to the Expense Limitation Agreement at a date not to exceed three years from the date on which the corresponding waiver or reimbursement to the Fund was made. However, no reimbursement may be made unless: (i) the Fund’s assets exceed $100 million and (ii) the total annual expense ratio of the class making such reimbursement is no higher than the amount of the expense limitation that was in place at the time NFA waived the fees or reimbursed the expenses and does not cause the expense ratio to exceed the current expense limitation. Reimbursement by a Fund of amounts previously waived or reimbursed by NFA is not permitted except as provided for in the Expense Limitation Agreement. The Expense Limitation Agreement may be changed or eliminated only with the consent of the Board of Trustees.
Fund
Effective Advisory
Fee Rate Before
Contractual* Fee
Waivers and Expense
Reimbursements *
Effective Advisory Fee
Rate After Contractual*
Fee Waivers
Effective Advisory
Fee Rate After
Contractual* Fee
Waivers and Expense
Reimbursements
Small Cap Value 0.65 % N/A 0.62%
Technology 0.65 N/A 0.63
U.S. Core 0.45 N/A 0.44
U.S. Equity Income 0.60 N/A 0.52
Nationwide Fund 0.53 0.48% 0.48
Mid Cap Growth 0.65 N/A 0.65
US Quality Equity 0.45 N/A 0.38
All Cap Growth 0.80 N/A 0.71
Small Cap Growth 0.75 N/A 0.44
N/A — Not Applicable.
*
Please see above for additional information regarding contractual waivers.
Fund Classes
Amount
(annual rate)
Small Cap Value All Classes 0.73% (a)
Technology All Classes 0.68 (b)
U.S. Core All Classes 0.50
U.S. Equity Income All Classes 0.60
Mid Cap Growth All Classes 0.98
US Quality Equity All Classes 0.49
All Cap Growth All Classes 0.82
Small Cap Growth All Classes 0.75 (c)
(a) Effective January 1, 2026, prior to this the expense limitation rate was 1.07%.
(b) Effective January 1, 2026, prior to this the expense limitation rate was 1.05%.
(c) Effective January 13, 2026, prior to this the expense limitation rate was 0.80%.

Equity Funds - April 30, 2026 (Unaudited) - Notes to Financial Statements - 81
As of April 30, 2026, the cumulative potential reimbursements for certain Funds, listed by the period or year in which NFA waived fees or reimbursed expenses to certain Funds are:
During the six months ended April 30, 2026, no amounts were reimbursed to NFA pursuant to the Expense Limitation Agreement, and the Funds have not recorded a commitment or contingent liability.
NFM, a wholly owned subsidiary of NFS Distributors, Inc. (“NFSDI”) (a wholly owned subsidiary of NFS), provides various administrative and accounting services for the Funds and serves as Transfer and Dividend Disbursing Agent for the Funds. NFM
has entered into agreements with third-party service providers to provide certain sub-administration and sub-transfer agency services to the Funds. NFM pays the service providers a fee for these services.
Under the terms of a Joint Fund Administration and Transfer Agency Agreement, the fees for such services are based on the sum of the following: (i) the amount payable by NFM to its sub-administrator and sub-transfer agent; and (ii) a percentage of the combined average daily net assets of the Trust and Nationwide Variable Insurance Trust (“NVIT”), a Delaware statutory trust and registered investment company that is affiliated with the Trust, according to the following fee schedule.
For the six months ended April 30, 2026, NFM earned an aggregate of $884,601 in fees from the Funds under the Joint Fund
Administration and Transfer Agency Agreement.
Under the terms of the Joint Fund Administration and Transfer Agency Agreement and a letter agreement between NFM and the
Trust, the Trust has agreed to reimburse NFM for certain costs related to each Fund’s portion of ongoing administration, monitoring and annual (compliance audit) testing of the Trust’s Rule 38a-1 Compliance Program subject to the pre-approval of the Trust’s
Audit Committee. These costs are allocated among the series of the Trust based upon their relative net assets. For the six months ended April 30, 2026, the Funds’ aggregate portion of such costs amounted to $10,972.
In addition, the Trust pays out-of-pocket expenses reasonably incurred by NFM in providing services to the Funds and the Trust, including, but not limited to, the cost of pricing services that NFM utilizes and networking fees paid to broker-dealers that provide sub-accounting and sub-transfer agency services to their customers who are Fund shareholders. Such services, which are not otherwise provided by NFM, generally include individual account maintenance and recordkeeping, dividend disbursement, responding to shareholder calls and inquiries, providing statements and transaction confirmations, tax reporting, and other shareholder services. Depending on the nature and quality of the services provided, fees for these services may range from $4 to
$20 per customer per year.
Fund
Fiscal Year 2023
Amount
Fiscal Year 2024
Amount
Fiscal Year 2025
Amount
Six Months Ended
April 30, 2026
Amount Total
Small Cap Value $ — $ — $ — $ 14,640 $ 14,640
Technology — — — 27,397 27,397
U.S. Core 221,124 333,421 283,751 104,616 942,912
U.S. Equity Income 108,287 269,699 614,191 310,886 1,303,063
Nationwide Fund — — — — —
Mid Cap Growth — — — — —
US Quality Equity 54,800 146,886 181,604 84,299 467,589
All Cap Growth 95,750 176,302 195,468 98,650 566,170
Small Cap Growth 69,814 138,711 147,663 82,307 438,495
Combined Fee Schedule
Up to $25 billion 0.025%
$25 billion and more 0.020

82 - Notes to Financial Statements - April 30, 2026 (Unaudited) - Equity Funds
Under the terms of a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act, Nationwide Fund Distributors LLC (“NFD”),
the Funds’ principal underwriter, is compensated by the Funds for expenses associated with the distribution of certain classes of shares of the Funds. NFD is a wholly owned subsidiary of NFSDI. These fees are based on average daily net assets of the respective class of the Funds at an annual rate as listed in the following table.
Pursuant to an Underwriting Agreement, NFD serves as principal underwriter of the Funds in the continuous distribution of its shares and receives commissions in the form of a front-end sales charge on Class A shares. These fees are deducted from, and are not included in, proceeds from sales of Class A shares of the Funds. From these fees, NFD pays sales commissions, salaries and other expenses in connection with generating new sales of Class A shares of the Funds. The Funds' Class A sales charges range from 0.00% to 5.75% based on the amount purchased. During the six months ended April 30, 2026, the Funds imposed aggregate front-end sales charges of $57,732. From these fees, NFD retained a portion amounting to $8,265.
NFD also receives fees in the form of contingent deferred sales charges (“CDSCs”) on Class A shares . Any CDSC is based on the original purchase price or the current market value of the shares being redeemed, whichever is less. A CDSC is imposed on Class
A shares for certain redemptions made within 18 months of purchase. Applicable Class A CDSCs are 1.00% for all Funds. During
the six months ended April 30, 2026, the Funds did not impose CDSCs.
Under the terms of an Administrative Services Plan, the Funds pay fees to servicing organizations, such as broker-dealers, including NFS, and financial institutions, that agree to provide administrative support services to the shareholders of certain classes. These services may include, but are not limited to, the following: (i) establishing and maintaining shareholder accounts;
(ii) processing purchase and redemption transactions; (iii) arranging bank wires; (iv) performing shareholder sub-accounting; (v)
answering inquiries regarding the Funds; and (vi) other such services. These fees are calculated at an annual rate of up to 0.10%
of the average daily net assets of Eagle Class of each Fund, and up to 0.25% of the average daily net assets of Class A, Class R, and Institutional Service Class shares of each Fund.
For the six months ended April 30, 2026, the effective rates for administrative services fees were as follows:
Fund
Class A
Shares
Class R
Shares (a)
Class K
Shares
Small Cap Value 0.25 N/A N/A
Technology 0.25 N/A N/A
U.S. Core 0.25 0.50% N/A
U.S. Equity Income 0.25 N/A 0.10%
Nationwide Fund 0.25 0.50 N/A
Mid Cap Growth 0.25 N/A N/A
US Quality Equity 0.25 N/A N/A
All Cap Growth 0.25 N/A N/A
Small Cap Growth 0.25 N/A N/A
N/A — Not Applicable.
(a) For Class R Shares, 0.25% of the rate may be either a service fee or distribution fee.
Fund Class A Class R Eagle Class
Institutional
Service Class
Small Cap Value 0.04 % N/A N/A 0.03%
Technology 0.07 N/A N/A 0.11
U.S. Core 0.06 0.23% 0.03% 0.05
U.S. Equity Income 0.02 N/A N/A 0.04
Nationwide Fund 0.06 0.23 N/A 0.09
Mid Cap Growth 0.10 N/A N/A 0.10
US Quality Equity 0.17 N/A 0.10 0.12
All Cap Growth 0.15 N/A 0.10 0.08
Small Cap Growth 0.10 N/A N/A 0.17
N/A — Not Applicable.

Equity Funds - April 30, 2026 (Unaudited) - Notes to Financial Statements - 83
For the six months ended April 30, 2026, each Fund’s total administrative services fees were as follows:
As of April 30, 2026, NFA or its affiliates directly held the percentage of the shares outstanding of the applicable Fund as indicated
in the following table.
Cross trades for the six months ended April 30, 2026 were executed by certain Funds pursuant to procedures adopted by the
Board of Trustees of the Funds to ensure compliance with Rule 17a-7 under the 1940 Act (the “Procedures”). In general, cross trading is the buying or selling of portfolio securities between a Fund and other series of the Trust, or between a Fund and other series of NVIT. The Board of Trustees determines no less frequently than quarterly that such transactions were effected in compliance with the Procedures.
For the six months ended April 30, 2026, the Funds did not engage in cross trades.
4. Line of Credit and Interfund Lending
The Trust and NVIT (together, the “Trusts”) renewed the credit agreement with JPMorgan, The Bank of New York Mellon, and Wells
Fargo Bank National Association (the “Lenders”), permitting the Trusts, in aggregate, to borrow up to $100,000,000. Advances taken by a Fund under this arrangement would be primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. The line of credit requires a commitment fee of 0.15% per year on $100,000,000. Such commitment fee shall be payable quarterly in arrears on the last business day of each March, June, September and December and on the termination date.
Borrowings under this arrangement accrued interest at the Federal Funds Rate plus the applicable margin. Interest costs, if any, would be shown on the Statement of Operations. No compensating balances are required under the terms of the line of credit. In addition, a Fund may not draw any portion of the line of credit that is provided by a bank that is an affiliate of the Fund’s subadviser, if applicable. In addition to any rights and remedies of the Lenders provided by law, each Lender has the right, upon any amount becoming due and payable by the Fund, to set-off as appropriate and apply all deposits and credits held by or owing to such
Lender against such amount, subject to the terms of the credit agreement. The line of credit is renewed annually, and next expires on July 1, 2026. During the six months ended April 30, 2026, the Funds had no borrowings under the line of credit.
Pursuant to an exemptive order issued by the SEC (the “Order”), the Funds may participate in an interfund lending program among
Funds managed by NFA. The program allows the participating Funds to borrow money from and loan money to each other for temporary purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending Funds as compared to rates available through short-term bank loans or investments in overnight repurchase agreements and money market funds, respectively, as detailed in the Order. Further, a Fund may participate in the program only if and to the extent that such participation is consistent with its investment objectives and limitations. Interfund loans have a maximum duration of seven days and may be called on one business day's notice. During the six months ended April 30, 2026, none of the Funds engaged in interfund lending.
Fund Amount
Small Cap Value $ 244
Technology 6,500
U.S. Core 197,384
U.S. Equity Income 4,804
Nationwide Fund 536,773
Mid Cap Growth 80,168
US Quality Equity 41,457
All Cap Growth 27,665
Small Cap Growth 30,517
Fund
% of Shares
Outstanding
Owned
Small Cap Value 0.01%
Technology 2.26
U.S. Core 7.01
U.S. Equity Income 10.22
Nationwide Fund 19.71
Mid Cap Growth 15.04
US Quality Equity 86.73
All Cap Growth 95.82
Small Cap Growth 1.46

84 - Notes to Financial Statements - April 30, 2026 (Unaudited) - Equity Funds
5. Investment Transactions
For the six months ended April 30, 2026, purchases and sales of securities (excluding short-term securities) were as follows:
6. Portfolio Investment Risks
(a) Risks Associated with Equity securities
Stock markets are volatile. The price of an equity security fluctuates based on changes in a company’s financial condition and overall market and economic conditions.
(b) Risks Associated with Interest Rates
Prices of fixed-income securities generally increase when interest rates decline and decrease when interest rates increase. Prices of longer-term securities generally change more in response to interest rate changes than prices of shorter-term securities. To the extent a Fund invests a substantial portion of its assets in fixed-income securities with longer-term maturities, rising interest rates are more likely to cause the value of the Fund’s investments to decline significantly.
(c) Risks Associated with Derivatives
Derivatives may be volatile and may involve significant risks. The underlying security, commodity, measure or other instrument on which a derivative is based, or the derivative itself, may not perform as expected. Normally derivatives involve leverage, which means that their use can significantly magnify the effect of price movements of the underlying securities or reference measures, disproportionately increasing a Fund's or Underlying Fund's losses and reducing the Fund's or Underlying Fund's opportunities for gains. Some derivatives have the potential for unlimited loss, including a loss that may be greater than the amount invested.
They also present default risks if the counterparty to a derivatives contract fails to fulfill its obligations to the Fund or Underlying
Fund. Certain derivatives held by a Fund or Underlying Fund may be illiquid, making it difficult to close out an unfavorable position.
Futures – the prices of futures contracts typically are more volatile than those of stocks and bonds. Small movements in the values of the assets or measures of underlying futures contracts can cause disproportionately larger losses to the Fund or an Underlying
Fund. While futures may be more liquid than other types of derivatives, they may experience periods when they are less liquid than stocks, bonds or other investments.
(d) Risks Associated with Foreign Securities and Currencies
Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of U.S.
issuers. These risks include foreign currency fluctuations, future disruptive political and economic developments and the possible imposition of exchange controls or other unfavorable foreign government laws and restrictions. In addition, investments in certain countries may carry risks of expropriation of assets, confiscatory taxation, political or social instability, or diplomatic developments that adversely affect investments in those countries.
Certain countries also may impose substantial restrictions on investments in their capital markets by foreign entities, including restrictions on investments in issuers in industries deemed sensitive to relevant national interests. These factors may limit the investment opportunities available and result in a lack of liquidity and high price volatility with respect to securities of issuers from developing countries.
(e) Risks Associated with Mid Cap
Medium-sized companies are usually less stable in price and less liquid than larger, more established companies. Therefore, they generally involve greater risk.
Fund Purchases Sales
Small Cap Value $ 218,582,271 $ 223,186,670
Technology 42,845,153 57,223,281
U.S. Core 23,072,850 88,494,839
U.S. Equity Income 303,138,555 315,487,721
Nationwide Fund 182,305,290 529,237,073
Mid Cap Growth 25,802,790 16,249,755
US Quality Equity 130,202,781 142,752,506
All Cap Growth 25,643,650 15,639,389
Small Cap Growth 42,518,060 114,368,716

Equity Funds - April 30, 2026 (Unaudited) - Notes to Financial Statements - 85
(f) Risks Associated with Smaller company
Smaller companies are usually less stable in price and less liquid than larger, more established companies. Smaller companies are more vulnerable than larger companies to adverse business and economic developments and may have more limited resources.
Therefore, they generally involve greater risk.
(g) Risks Associated with REIT and Real Estate Investments
Investments in REITs and in real estate securities carry certain risks associated with direct ownership of real estate and with the real estate industry in general. These risks include possible declines in the value of real estate, possible lack of availability of mortgage funds, unexpected vacancies of properties, and the relative lack of liquidity associated with investments in real estate.
7. Indemnifications
Under the Trust’s organizational documents, the Trust’s Officers and Trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into indemnification agreements with its
Trustees and certain of its Officers. Trust Officers receive no compensation from the Trust for serving as its Officers. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications.
The Trust’s maximum liability under these arrangements is unknown, as this would involve future claims made against the Trust.
Based on experience, however, the Trust expects the risk of loss to be remote.
8. New Accounting Pronouncements
On September 20, 2023, the SEC adopted amendments to the current rule regarding registered fund names, as well as certain forms and disclosure requirements. The amendments are intended to modernize and enhance the investor protections provided by Rule 35d-1 under the 1940 Act given the important information that fund names can convey to investors. Management is currently evaluating the implications of the new rule and the impact on the Funds’ financial statement disclosures and reporting requirements.
9. Other
As of April 30, 2026, the Funds had individual shareholder accounts and/or omnibus shareholder accounts (comprising a group of individual shareholders), which held more than 10% of the total shares outstanding of the Funds as detailed in the following table.
10. Recaptured Brokerage Commissions
The Funds have entered into agreements with brokers whereby the brokers will return a portion of the Funds’ brokerage commissions on behalf of certain Funds. Such amounts, under such agreements, are included in net realized gains (losses) from transactions in investment securities presented in the Funds’ Statements of Operations.
During the six months ended April 30, 2026, the Funds recaptured the following amounts of brokerage commissions:
Fund % of Shares
Number of
Accounts
Small Cap Value 90.56% 1
Technology 84.07 1
U.S. Core 24.68 2
U.S. Equity Income 12.33 1
Nationwide Fund 29.80 1
Mid Cap Growth 46.95 3(a)
US Quality Equity 62.64 2(a)
All Cap Growth 84.82 3(a)
Small Cap Growth 45.22 3
(a) All or a portion of the accounts are the accounts of affiliated funds.
Fund Amount
Nationwide Fund $ 189
Mid Cap Growth 2,985
US Quality Equity 229
All Cap Growth 5,934
Small Cap Growth 298

86 - Notes to Financial Statements - April 30, 2026 (Unaudited) - Equity Funds
11. Federal Tax Information
As of April 30, 2026, the tax cost of investments (including derivative contracts) and the breakdown of unrealized appreciation/
(depreciation) for each Fund was as follows:
12. Subsequent Events
Management has evaluated the impact of subsequent events on the Funds and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.
Fund
Tax Cost of
Investments
Unrealized
Appreciation
Unrealized
Depreciation
Net Unrealized
Appreciation/
(Depreciation)
Small Cap Value $ 108,538,835 $ 28,535,803 $ (308,124) $ 28,227,679
Technology 59,481,093 132,154,601 (139,635) 132,014,966
U.S. Core 615,665,391 969,745,964 (34,701,557) 935,044,407
U.S. Equity Income 600,978,294 192,068,915 (10,523,125) 181,545,790
Nationwide Fund 1,037,111,718 531,933,260 (37,318,731) 494,614,529
Mid Cap Growth 148,068,121 110,431,403 (6,205,996) 104,225,407
US Quality Equity 219,914,636 27,445,288 (2,982,399) 24,462,889
All Cap Growth 96,969,678 131,881,727 (2,972,198) 128,909,529
Small Cap Growth 23,675,104 2,027,568 (1,548,694) 478,874

P.O. Box 701
Milwaukee, WI 53201-0701
nationwide.com/mutualfunds
SAR-CEQ (6-26)
You may request, free of charge, a paper or electronic copy of the Fund's summary prospectus, statutory prospectus, Statement of Additional Information (SAI), shareholder report at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/
index.html , and financial statements and other information filed with the Securities and Exchange Commission on Form N-CSR by calling 1-800-848-0920 or by contacting your financial intermediary.
These documents outline investment objectives, risks, fees, charges and expenses, and other information that you should read and consider carefully before investing.
Distributor
Nationwide Funds are distributed by Nationwide Fund Distributors LLC (NFD), Member FINRA, Columbus, Ohio. Nationwide Life
Insurance Company, Nationwide Life and Annuity Company, Nationwide Investment Services Corporation, and Nationwide Fund
Distributors are separate but affiliated companies. Except for Nationwide Asset Management, LLC, NFD is not affiliated with any subadviser retained by Nationwide Fund Advisors.
Nationwide, the Nationwide N and Eagle, and Nationwide is on your side are service marks of Nationwide Mutual Insurance
Company .
© 202 6 Nationwide Mutual Insurance Company and affiliated companies.

Semi-Annual Financial Statements
April 30, 2026 (Unaudited)
Nationwide Mutual Funds
Equity Funds
Nationwide Geneva Small Cap Growth Fund
IMPORTANT INFORMATION
If you wish to receive shareholder reports and other Fund documents electronically, you may elect e-Delivery by:
- Call 1-800-848-0920
- Logging in to your account at https://www.nationwide.com/personal/investing/mutual-funds/
and selecting Log in
- Contacting your financial intermediary (such as a broker-dealer or bank).
You can access the Fund’s most recent shareholder report and other Fund documents online at
https://www.nationwide.com/personal/investing/mutual-funds/prospectuses-fund-documents/

Nationwide Funds
®
Important Disclosure Information
Third-party information has been obtained from sources that Nationwide Fund Advisors (NFA), the Funds' investment adviser, believes to be reliable. Portfolio composition is as of the date of this report and is subject to change at any time without notice.
NFA, its affiliated advisers, and their employees may hold positions in the securities discussed in this report.
This material is not a recommendation to buy, sell, hold, or roll over any asset, adopt any investment strategy, retain any investment manager, or use any particular account type. Investors should discuss their specific circumstances with their financial professional.
Statement Regarding Availability of Quarterly Portfolio Holdings
The Trust files complete schedules of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-PORT. In addition, the Nationwide Government Money Market Fund files a complete schedule of portfolio holdings each month on Form N-MFP. These filings are available on the Securities and Exchange Commission's website at http://www.sec.gov/ .
Copies of the Funds' first- and third-quarter portfolio holdings and other Fund documents are also available free of charge at:
https://www.nationwide.com/personal/investing/mutual-funds/prospectuses-fund-documents/
You may also request this information free of charge by calling 1-800-848-0920.
Statement Regarding Availability of Proxy Voting Record
Federal law requires the Trust and each of its investment advisers and subadvisers to adopt proxy voting policies and procedures and to provide a summary of those policies and procedures.
Information about the Funds' proxy voting policies and procedures, as well as how the Funds voted for proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available free of charge:
- By calling 1-800-848-0920
- At https://www.nationwide.com/personal/investing/mutual-funds/proxy-voting/
- On the Securities and Exchange Commission's website at http://www.sec.gov /

Statement of Investments 2
Statement of Assets And Liabilities 6
Statement of Operations 8
Statements of Changes in Net Assets 9
Financial Highlights 11
Notes to Financial Statements 12

2 - Statement of Investments - April 30, 2026 (Unaudited) - Nationwide Geneva Small Cap Growth Fund
Common Stocks 97 .6%
Shares Value ($)
Aerospace & Defense 1 .0%
Loar Holdings, Inc.*(a) 190,658 10,699,727
Automobile Components 1 .7%
Dorman Products, Inc.* 164,942 18,557,624
Banks 1 .5%
Axos Financial, Inc.* 174,524 16,831,095
Biotechnology 1 .5%
Vericel Corp.* 483,427 16,789,420
Broadline Retail 1 .9%
Ollie's Bargain Outlet
Holdings, Inc.*(a) 243,088 21,029,543
Building Products 5 .0%
AAON, Inc.(a) 441,937 41,237,141
CSW Industrials, Inc. 19,348 5,634,138
Trex Co., Inc.* 216,212 8,475,510
55,346,789
Capital Markets 0 .7%
Hamilton Lane, Inc., Class A 83,070 7,641,609
Chemicals 3 .1%
Balchem Corp. 213,663 34,532,214
Commercial Services & Supplies 2 .4%
Casella Waste Systems, Inc.,
Class A*(a) 336,383 26,658,353
Communications Equipment 2 .4%
Digi International, Inc.* 465,276 26,074,067
Construction & Engineering 5 .7%
Construction Partners, Inc.,
Class A* 416,972 51,562,758
Limbach Holdings, Inc.*(a) 68,027 6,787,054
WillScot Holdings Corp.(a) 180,171 4,079,071
62,428,883
Diversified Consumer Services 1 .7%
Bright Horizons Family
Solutions, Inc.* 233,555 18,943,646
Electronic Equipment, Instruments & Components 4 .6%
ePlus, Inc. 218,064 18,467,840
Novanta, Inc.* 247,459 32,053,364
50,521,204
Food Products 1 .0%
J & J Snack Foods Corp. 122,828 10,840,799
Health Care Equipment & Supplies 6 .6%
Globus Medical, Inc., Class A* 466,397 42,059,681
LeMaitre Vascular, Inc.(a) 215,773 23,681,087
UFP Technologies, Inc.*(a) 37,674 7,219,469
72,960,237
Health Care Providers & Services 2 .7%
HealthEquity, Inc.* 259,679 21,301,468
Option Care Health, Inc.*(a) 433,155 8,806,041
30,107,509
Health Care Technology 0 .5%
Certara, Inc.*(a) 819,735 5,024,976
Hotels, Restaurants & Leisure 3 .4%
Texas Roadhouse, Inc., Class
A 231,618 37,288,182
Common Stocks
Shares Value ($)
Household Products 1 .6%
WD-40 Co. 82,029 17,222,809
Insurance 2 .9%
Kinsale Capital Group, Inc. 74,518 24,114,770
Palomar Holdings, Inc.* 61,231 7,370,988
31,485,758
Life Sciences Tools & Services 3 .6%
BioLife Solutions, Inc.* 210,915 4,446,088
Bio-Techne Corp.(a) 299,735 16,581,340
Repligen Corp.*(a) 154,634 18,294,749
39,322,177
Machinery 14 .1%
Donaldson Co., Inc. 175,451 15,469,515
ESCO Technologies, Inc.(a) 180,449 58,456,453
RBC Bearings, Inc.* 93,962 56,291,694
SPX Technologies, Inc.* 112,981 24,732,671
154,950,333
Professional Services 6 .1%
CBIZ, Inc.*(a) 107,061 3,265,361
ExlService Holdings, Inc.*(a) 1,079,231 34,405,884
Exponent, Inc. 447,861 29,957,422
67,628,667
Real Estate Management & Development 1 .9%
FirstService Corp. 155,482 20,805,046
Semiconductors & Semiconductor Equipment 7 .6%
MACOM Technology Solutions
Holdings, Inc.* 99,501 28,020,477
Onto Innovation, Inc.* 187,408 55,296,604
83,317,081
Software 8 .7%
Agilysys, Inc.* 195,882 12,548,201
Alarm.com Holdings, Inc.* 308,443 13,697,954
Blackbaud, Inc.* 218,661 8,127,629
BlackLine, Inc.*(a) 127,227 3,975,844
Descartes Systems Group,
Inc. (The)* 345,567 24,918,836
I3 Verticals, Inc., Class A*(a) 448,759 10,119,516
Tyler Technologies, Inc.* 42,623 14,540,410
Vertex, Inc., Class A* 645,027 7,978,984
95,907,374
Specialty Retail 1 .6%
Valvoline, Inc.*(a) 529,356 17,590,500
Trading Companies & Distributors 2 .1%
SiteOne Landscape Supply,
Inc.*(a) 182,018 22,943,369
Total Common Stocks
(cost $589,441,772) 1,073,448,991
Short-Term Investments 0 .3%
Money Market Fund 0.3%
Invesco Government & Agency
Portfolio, Institutional
Shares, 3.58%(b)(c) 1,700,000 1,700,000

Nationwide Geneva Small Cap Growth Fund - April 30, 2026 (Unaudited) - Statement of Investments - 3
Short-Term Investments
Shares Value ($)
Morgan Stanley Institutional
Liquidity Fund - Government
Portfolio, Institutional
Shares, 3.57%(b)(c) 1,100,000 1,100,000
Total Short-Term Investment
(cost $2,800,000) 2,800,000
Repurchase Agreements 5 .1%
Principal
Amount ($)
CF Secured, LLC,
3.61%, dated 4/30/2026,
due 5/1/2026, repurchase
price $13,571,855,
collateralized by U.S.
Government Treasury
Securities, ranging from
0.00% - 6.13%, maturing
5/15/2026 - 2/15/2056;
total market value
$13,843,292.(c)(d) 13,570,494 13,570,494
Marex Capital Markets, Inc.,
3.69%, dated 4/30/2026,
due 5/1/2026, repurchase
price $6,000,615,
collateralized by U.S.
Government Treasury
Securities, ranging from
0.00% - 4.75%, maturing
6/11/2026 - 2/15/2056;
total market value
$6,120,629.(c)(d) 6,000,000 6,000,000
Natixis Securities Americas
LLC,
3.62%, dated 4/30/2026,
due 5/1/2026, repurchase
price $10,001,006,
collateralized by U.S.
Government Treasury
Securities, ranging from
0.00% - 4.88%, maturing
5/15/2026 - 2/15/2056;
total market value
$10,201,026.(c)(d) 10,000,000 10,000,000
Nomura Securities
International, Inc.,
3.63%, dated 4/30/2026,
due 5/1/2026, repurchase
price $13,001,311,
collateralized by U.S.
Government Treasury
Securities, ranging from
0.00% - 4.38%, maturing
11/15/2026 - 2/15/2055;
total market value
$13,261,465.(c)(d) 13,000,000 13,000,000
Repurchase Agreements
Principal
Amount ($) Value ($)
Santander US Capital
Markets,
3.64%, dated 4/30/2026,
due 5/1/2026, repurchase
price $10,001,011,
collateralized by U.S.
Government Treasury
Securities, ranging from
1.63% - 6.25%, maturing
11/30/2026 - 2/15/2054;
total market value
$10,201,032.(c)(d) 10,000,000 10,000,000
Santander US Capital
Markets,
3.65%, dated 4/30/2026,
due 5/1/2026, repurchase
price $4,000,406,
collateralized by U.S.
Government Agency
and Treasury Securities,
ranging from 0.01%
- 5.00%, maturing
4/30/2027 - 7/25/2054;
total market value
$4,080,414.(c)(d) 4,000,000 4,000,000
Total Repurchase Agreements
(cost $56,570,494) 56,570,494
Total Investments
(cost $648,812,266) — 103.0% 1,132,819,485
Liabilities in excess of other assets — (3.0)% (33,004,602)
NET ASSETS — 100.0%
$ 1,099,814,883

4 - Statement of Investments - April 30, 2026 (Unaudited) - Nationwide Geneva Small Cap Growth Fund
* Denotes a non-income producing security.
(a) The security or a portion of this security is on loan as of
April 30, 2026. The total value of securities on loan as of
April 30, 2026 was $126,133,192, which was collateralized
by cash used to purchase money market funds and
repurchase agreements with a value of $2,800,000
and $56,570,494, respectively, and by $64,278,839
of collateral in the form of  U.S. Government Treasury
Securities, interest rates ranging from 0.00% - 6.25%, and
maturity dates ranging from 5/12/2026 - 2/15/2056, a total
value of $123,649,333.
(b) Represents 7-day effective yield as of April 30, 2026.
(c) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of April 30, 2026 was $59,370,494.
(d) Please refer to Note 2 for additional information on the joint repurchase agreement.
The accompanying notes are an integral part of these financial statements.

6 - Statement of Assets and Liabilities - April 30, 2026 (Unaudited) - Nationwide Geneva Small Cap Growth Fund
The accompanying notes are an integral part of these financial statements.
Nationwide Geneva
Small Cap Growth
Fund
Assets:
Investment securities, at value
*
$ 1,076,248,991
Repurchase agreements, at value 56,570,494
Cash 28,379,106
Interest and dividends receivable 96,251
Security lending income receivable 9,304
Receivable for capital shares issued 417,312
Prepaid expenses 42,461
Total Assets 1,161,763,919
Liabilities:
Payable for capital shares redeemed 1,482,652
Payable upon return of securities loaned (Note 2) 59,370,494
Accrued expenses and other payables:
Investment advisory fees 709,278
Fund administration fees 40,747
Distribution fees 11,812
Administrative servicing fees 133,469
Accounting and transfer agent fees 15,278
Trustee fees 4,730
Custodian fees 12,495
Compliance program costs (Note 3) 33
Professional fees 22,240
Printing fees 139,119
Other 6,689
Total Liabilities 61,949,036
Net Assets $ 1,099,814,883
* Includes value of securities on loan (Note 2) 126,133,192
Cost of investment securities 592,241,772
Cost of repurchase agreements 56,570,494
Represented by:
Capital $ 525,984,251
Total distributable earnings (loss) 573,830,632
Net Assets $ 1,099,814,883

Nationwide Geneva Small Cap Growth Fund - April 30, 2026 (Unaudited) - Statement of Assets and Liabilities - 7
The accompanying notes are an integral part of these financial statements.
Nationwide Geneva
Small Cap Growth
Fund
Net Assets:
Class A Shares $ 57,382,569
Class R6 Shares 376,042,823
Institutional Service Class Shares 666,389,491
Total $ 1,099,814,883
Shares Outstanding (unlimited number of shares authorized):
Class A Shares 785,146
Class R6 Shares 4,765,028
Institutional Service Class Shares 8,594,245
Total 14,144,419
Net asset value and redemption price per share (Net assets by class divided by shares outstanding by class, respectively):
Class A Shares $ 73 .09 (a)
Class R6 Shares $ 78 .92
Institutional Service Class Shares $ 77 .54
Maximum offering price per share (100%/(100%-maximum sales charge) of net asset value adjusted to the nearest cent):
Class A Shares $ 77 .55
Maximum Sales Charge:
Class A Shares 5 .75%
(a) For Class A Shares that were purchased without a sales charge because such purchase exceeded $1,000,000, a contingent deferred sales charge of 1.00% may apply to any redemption of such shares within 18 months of their purchase.

8 - Statement of Operations - April 30, 2026 (Unaudited) - Nationwide Geneva Small Cap Growth Fund
The accompanying notes are an integral part of these financial statements.
Nationwide Geneva
Small Cap Growth
Fund
INVESTMENT INCOME:
Dividend income $ 2,247,645
Interest income 744,419
Income from securities lending (net of fees) (Note 2) 57,747
Foreign tax withholding (18,179)
Total Income 3,031,632
EXPENSES:
Investment advisory fees 4,943,484
Fund administration fees 195,279
Distribution fees Class A 81,738
Administrative servicing fees Class A 45,505
Administrative servicing fees Institutional Service Class 595,897
Registration and filing fees 48,397
Professional fees 38,222
Printing fees 25,351
Trustee fees 24,695
Custodian fees 25,303
Accounting and transfer agent fees 19,549
Compliance program costs (Note 3) 2,803
Other 15,697
Total Expenses 6,061,920
NET INVESTMENT LOSS (3,030,288)
REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gains (losses) from:
Transactions in investment securities (Note 10) 112,536,989
Net realized gains (losses) 112,536,989
Net change in unrealized appreciation/depreciation in the value of:
Investment securities (99,554,910)
Net change in unrealized appreciation/depreciation (99,554,910)
Net realized/unrealized gains (losses) 12,982,079
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS $ 9,951,791

Nationwide Geneva Small Cap Growth Fund - April 30, 2026 (Unaudited) - Statements of Changes in Net Assets - 9
The accompanying notes are an integral part of these financial statements.
Nationwide Geneva Small Cap Growth Fund
Six Months Ended
April 30, 2026
(Unaudited)
Year Ended
October 31, 2025
OPERATIONS:
Net investment loss $ (3,030,288) $ (7,686,761)
Net realized gains 112,536,989 35,779,005
Net change in unrealized appreciation/depreciation (99,554,910) (120,012,262)
Change in net assets resulting from operations 9,951,791 (91,920,018)
Distributions to Shareholders From:
Distributable earnings:
Class A (1,974,330) (3,094,112)
Class R6 (11,736,937) (16,830,916)
Institutional Service Class (22,863,148) (30,924,976)
Change in net assets from shareholder distributions (36,574,415) (50,850,004)
Change in net assets from capital transactions (419,570,003) 123,335,574
Change in net assets (446,192,627) (19,434,448)
Net Assets:
Beginning of period 1,546,007,510 1,565,441,958
End of period $ 1,099,814,883 $ 1,546,007,510
CAPITAL TRANSACTIONS:
Class A Shares
Proceeds from shares issued $ 2,695,692 $ 12,067,616
Dividends reinvested 1,747,799 2,785,002
Cost of shares redeemed (20,634,329) (21,400,653)
Total Class A Shares (16,190,838) (6,548,035)
Class R6 Shares
Proceeds from shares issued 39,000,203 200,584,643
Dividends reinvested 10,670,675 16,366,462
Cost of shares redeemed (206,384,272) (168,773,552)
Total Class R6 Shares (156,713,394) 48,177,553
Institutional Service Class Shares
Proceeds from shares issued 71,497,109 359,666,671
Dividends reinvested 20,640,029 27,006,925
Cost of shares redeemed (338,802,909) (304,967,540)
Total Institutional Service Class Shares (246,665,771) 81,706,056
Change in net assets from capital transactions $ (419,570,003) $ 123,335,574

10 - Statements of Changes in Net Assets - April 30, 2026 (Unaudited) - Nationwide Geneva Small Cap Growth Fund
The accompanying notes are an integral part of these financial statements.
Nationwide Geneva Small Cap Growth Fund
Six Months Ended
April 30, 2026
(Unaudited)
Year Ended
October 31, 2025
SHARE TRANSACTIONS:
Class A Shares
Issued 36,387 152,946
Reinvested 23,718 33,623
Redeemed (279,051) (272,613)
Total Class A Shares (218,946) (86,044)
Class R6 Shares
Issued 488,573 2,385,196
Reinvested 134,290 184,286
Redeemed (2,578,101) (1,965,022)
Total Class R6 Shares (1,955,238) 604,460
Institutional Service Class Shares
Issued 905,911 4,358,537
Reinvested 264,209 308,756
Redeemed (4,289,083) (3,697,173)
Total Institutional Service Class Shares (3,118,963) 970,120
Total change in shares (5,293,147) 1,488,536

Nationwide Geneva Small Cap Growth Fund - April 30, 2026 (Unaudited) - Financial Highlights - 11
The accompanying notes are an integral part of these financial statements.
Nationwide Geneva Small Cap Growth Fund
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Loss(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(d)
Ratio
of Net
Investment
Loss to
Average
Net
Assets(d)
Ratio of
Expenses (Prior
to Reimburse-
ments) to
Average Net
Assets(d)
Portfolio
Turnover(c)(e)
Class A Shares
4/30/2026 (Unaudited) $ 74.95 $ (0.27) $ 0.43 $ 0.16 $ — $ (2.02) $ (2.02) $ 73.09 0.19%(f) $ 57,383 1.22% (0.75)% 1.22% 8.81%
10/31/2025 82.61 (0.59) (4.22) (4.81) — (2.85) (2.85) 74.95 (6.15)%(f) 75,260 1.19% (0.75)% 1.19% 27.03%
10/31/2024 62.47 (0.59) 21.29 20.70 — (0.56) (0.56) 82.61 33.26% 90,055 1.20% (0.76)% 1.20% 21.28%
10/31/2023 66.11 (0.48) (1.97) (2.45) — (1.19) (1.19) 62.47 (3.75)% 68,329 1.20% (0.71)% 1.20% 16.45%
10/31/2022 92.50 (0.66) (18.20) (18.86) — (7.53) (7.53) 66.11 (22.02)% 85,496 1.21% (0.91)% 1.21% 14.92%
10/31/2021 68.67 (0.78) 25.00 24.22 — (0.39) (0.39) 92.50 35.34% 120,409 1.20% (0.90)% 1.20% 13.13%
Class R6 Shares
4/30/2026 (Unaudited) 80.62 (0.14) 0.46 0.32 — (2.02) (2.02) 78.92 0.38%(f) 376,043 0.83% (0.36)% 0.83% 8.81%
10/31/2025 88.33 (0.32) (4.54) (4.86) — (2.85) (2.85) 80.62 (5.80)%(f) 541,799 0.82% (0.38)% 0.82% 27.03%
10/31/2024 66.51 (0.32) 22.70 22.38 — (0.56) (0.56) 88.33 33.77% 540,195 0.83% (0.39)% 0.83% 21.28%
10/31/2023 70.06 (0.25) (2.11) (2.36) — (1.19) (1.19) 66.51 (3.40)% 396,570 0.83% (0.34)% 0.83% 16.45%
10/31/2022 97.22 (0.41) (19.22) (19.63) — (7.53) (7.53) 70.06 (21.72)% 326,736 0.83% (0.53)% 0.83% 14.92%
10/31/2021 71.89 (0.48) 26.20 25.72 — (0.39) (0.39) 97.22 35.84% 397,363 0.83% (0.53)% 0.83% 13.13%
Institutional Service Class Shares
4/30/2026 (Unaudited) 79.31 (0.20) 0.45 0.25 — (2.02) (2.02) 77.54 0.29%(f) 666,389 0.98% (0.51)% 0.98% 8.81%
10/31/2025 87.05 (0.43) (4.46) (4.89) — (2.85) (2.85) 79.31 (5.92)%(f) 928,948 0.96% (0.52)% 0.96% 27.03%
10/31/2024 65.64 (0.41) 22.38 21.97 — (0.56) (0.56) 87.05 33.59% 935,191 0.95% (0.51)% 0.95% 21.28%
10/31/2023 69.23 (0.32) (2.08) (2.40) — (1.19) (1.19) 65.64 (3.50)% 816,865 0.94% (0.45)% 0.94% 16.45%
10/31/2022 96.26 (0.49) (19.01) (19.50) — (7.53) (7.53) 69.23 (21.81)% 863,723 0.94% (0.64)% 0.94% 14.92%
10/31/2021 71.26 (0.58) 25.97 25.39 — (0.39) (0.39) 96.26 35.69% 1,147,764 0.94% (0.64)% 0.94% 13.13%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Excludes sales charge.
(c) Not annualized for periods less than one year.
(d) Annualized for periods less than one year.
(e) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(f) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

12 - Notes to Financial Statements - April 30, 2026 (Unaudited) - Nationwide Geneva Small Cap Growth Fund
1. Organization
Nationwide Mutual Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, organized as a statutory trust under the laws of the State of Delaware. The Trust has authorized an unlimited number of shares of beneficial interest (“shares”), without par value. As of April 30, 2026, the Trust operates forty-five (45) separate series, or mutual funds, each with its own objective(s) and investment strategies. This report contains the financial statements and financial highlights for the Nationwide Geneva Small Cap Growth Fund ("Small Cap Growth"
or the “Fund”), a series of the Trust.
Nationwide Fund Advisors (“NFA”) serves as investment adviser to the Fund. NFA is a wholly owned subsidiary of Nationwide
Financial Services, Inc. (“NFS”), a holding company which is a direct wholly owned subsidiary of Nationwide Corporation. Nationwide
Corporation, in turn, is owned by Nationwide Mutual Insurance Company and Nationwide Mutual Fire Insurance Company.
The Fund currently offers Class A, Class R6, and Institutional Service Class shares. Each share class of the Fund represents interests in the same portfolio of investments of the Fund and the classes are identical except for any differences in the sales charge structure, distribution or service fees, administrative services fees, class specific expenses, certain voting rights, conversion features, exchange privileges, and class names or designations.
The Fund is a diversified fund, as defined in the 1940 Act.
2. Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Fund in the accounting and the preparation of its financial statements. The Fund is an investment company and follows accounting and reporting guidance in the Financial
Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 (“ASC 946”). The policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), including, but not limited to, ASC
946. The preparation of financial statements requires fund management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses for the period. The Fund utilizes various methods to measure the value of its investments on a recurring basis. Amounts received upon the sale of such investments could differ from those estimated values and those differences could be material.
(a) Security Valuation
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to procedures approved by the Board of Trustees of the Trust (the “Board of Trustees”), NFA assigns a fair value, as defined by U.S. GAAP, to the Fund’s investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
Securities for which market-based quotations are readily available are valued at the current market value as of “Valuation Time.”
Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time). Equity securities are generally valued at the last quoted sale price or official closing price, or, if there is no such price, the last quoted bid price provided by an independent pricing service approved by the Board of Trustees. Prices are taken from the primary market or exchange on which each security trades. Shares of registered open-end Underlying Funds in which a Fund invests are valued

Nationwide Geneva Small Cap Growth Fund - April 30, 2026 (Unaudited) - Notes to Financial Statements - 13
at their respective net asset value (“NAV”) as reported by such Underlying Fund. Shares of exchange traded funds ("ETFs") are generally valued at the last quoted sale price or official closing price, or, if there is no such price, the last quoted bid price provided by an independent pricing service. Equity securities, shares of registered open-end Underlying Funds and shares of ETFs valued in this manner are generally categorized as Level 1 investments within the hierarchy. Repurchase agreements are valued at amortized cost, which approximates fair value, and are generally categorized as Level 2 investments within the hierarchy.
Debt and other fixed-income securities are generally valued at the bid evaluation price provided by an independent pricing service as approved by the Board of Trustees. Evaluations provided by independent pricing service providers may be determined without exclusive reliance on quoted prices and may use broker-dealer quotations, individual trading characteristics and other market data, reported trades or valuation estimates from their internal pricing models. The independent pricing service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates, anticipated timing of principal repayments, and quoted prices for similar assets and are generally categorized as
Level 2 investments within the hierarchy. Debt obligations generally involve some risk of default with respect to interest and/or principal payments.
The Board of Trustees has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
The following table provides a summary of the inputs used to value the Fund's net assets as of April 30, 2026. Please refer to the
Statement of Investments for additional information on portfolio holdings.
(b) Cash Overdraft
The Fund may have overdrawn U.S. dollar and/or foreign currency balances with the Fund’s custodian bank, JPMorgan Chase
Bank, N.A. (“JPMorgan”). To offset the overdraft, JPMorgan advanced an amount equal to the overdraft. Consistent with the Fund’s borrowing policy, the advance is deemed a temporary loan to the Fund. Such loan is payable upon demand and bears interest from the date of such advance to the date of payment at the rate agreed upon with JPMorgan under the custody agreement. This advance is separate from, and was not made pursuant to, the credit agreement discussed in Note 4. A Fund with an overdraft is
Small Cap Growth
Level 1 Level 2 Level 3 Total
Assets:
Common Stocks $ 1,073,448,991 $ – $ – $ 1,073,448,991
Repurchase Agreements – 56,570,494 – 56,570,494
Short-Term Investments 2,800,000 – – 2,800,000
Total $ 1,076,248,991 $ 56,570,494 $ – $ 1,132,819,485

14 - Notes to Financial Statements - April 30, 2026 (Unaudited) - Nationwide Geneva Small Cap Growth Fund
subject to a lien by JPMorgan on the Fund’s account and JPMorgan may charge the Fund’s account for any amounts owed to
JPMorgan. JPMorgan also has the right to set off as appropriate and apply all deposits and credits held by or owing to JPMorgan against such amount, subject to the terms of the custody agreement.
As of April 30, 2026, the Fund did not have overdrawn balances.
(c) Securities Lending
During the six months ended April 30, 2026, the Fund entered into securities lending transactions. To generate additional income, the Fund lent their portfolio securities, up to 33 1/3% of the total assets of the Fund, to brokers, dealers, and other financial institutions.
JPMorgan serves as securities lending agent for the securities lending program for the Fund. Securities lending transactions are considered to be overnight and continuous and can be terminated by the Fund or the borrower at any time.
The Fund receives payments from JPMorgan equivalent to any dividends and/or interest while on loan, in lieu of income which is included as “Dividend income” and/or “Interest income”, as applicable, on the Statement of Operations. The Fund also receives interest that would have been earned on the securities loaned while simultaneously seeking to earn income on the investment of cash collateral or receiving a fee with respect to the receipt of non-cash collateral. Securities lending income includes any fees charged to borrowers less expenses associated with the loan. Income from the securities lending program is recorded when earned from JPMorgan and reflected in the Statement of Operations under “Income from securities lending (net of fees)”. There may be risks of delay or restrictions in recovery of the securities or disposal of collateral should the borrower of the securities fail financially. Loans are made, however, only to borrowers deemed by JPMorgan to be of good standing and creditworthy. Loans are subject to termination by the Fund or the borrower at any time, and, therefore, are not considered to be illiquid investments. For
Funds to which JPMorgan is not an affiliate, JPMorgan receives a fee based on a percentage of earnings (less any rebates paid to the borrower) derived from the investment of cash collateral, or a percentage of the fee paid by the borrower for loans collateralized by non-cash collateral. For Funds to which JPMorgan is an affiliate, JPMorgan receives a flat fee based on a percentage of the market value of loaned securities.
In accordance with guidance presented in FASB Accounting Standards Update 2014-11, Balance Sheet (Topic) 860: Repurchase-
to-Maturity Transactions, Repurchase Financings, and Disclosures, liabilities under the outstanding securities lending transactions as of April 30, 2026, which were comprised of money market funds and repurchase agreements purchased with cash collateral, as shown on the Fund's Statement of Investments, were as follows:
The Trust’s securities lending policies and procedures require that the borrower (i) deliver cash or U.S. Government securities as collateral with respect to each new loan of U.S. securities, equal to at least 102% of the value of the portfolio securities loaned, and with respect to each new loan of non-U.S. securities, collateral of at least 105% of the value of the portfolio securities loaned;
and (ii) at all times thereafter mark-to-market the collateral on a daily basis so that the market value of such collateral is at least
100% of the value of securities loaned. Cash collateral received is generally invested in money market funds and joint repurchase agreements and shown in the Statement of Investments and included in calculating the Fund’s total assets. U.S. Government securities received as collateral, if any, are held in safe-keeping by JPMorgan or The Bank of New York Mellon and cannot be sold or repledged by the Funds and accordingly are not reflected in the Fund’s total assets. For additional information on the non-cash collateral received, if any, please refer to the Statement of Investments.
The Securities Lending Agency Agreement between the Trust and JPMorgan provides that in the event of a default by a borrower with respect to any loan, the Fund may terminate the loan and JPMorgan will exercise any and all remedies provided under the applicable borrower agreement to make the Fund whole. These remedies include purchasing replacement securities by applying the collateral held from the defaulting borrower against the purchase cost of the replacement securities. If, despite such efforts by JPMorgan to exercise these remedies, the collateral is less than the purchase cost of the replacement securities, JPMorgan is responsible for such shortfall, subject to certain limitations which are set forth in detail in the Securities Lending Agency Agreement.
As of April 30, 2026, the Securities Lending Agency Agreement does not permit the Fund to enforce a netting arrangement.
Fund
Amounts of
Liabilities Presented
in the Statements
of Assets and
Liabilities
Small Cap Growth $ 59,370,494

Nationwide Geneva Small Cap Growth Fund - April 30, 2026 (Unaudited) - Notes to Financial Statements - 15
(d) Joint Repurchase Agreements
During the six months ended April 30, 2026, the Fund, along with other series of the Trust, pursuant to procedures adopted by the
Board of Trustees and applicable guidance from the Securities and Exchange Commission ("SEC"), transferred cash collateral received from securities lending transactions, through a joint account at JPMorgan, the Fund’s custodian, the daily aggregate balance of which is invested in one or more joint repurchase agreements (“repo” or collectively “repos”) collateralized by U.S.
Treasury or federal agency obligations. For repos, the Fund participates on a pro rata basis with other clients of JPMorgan in its share of the underlying collateral under such repos and in its share of proceeds from any repurchase or other disposition of the underlying collateral. In repos, the seller of a security agrees to repurchase the security at a mutually agreed-upon time and price, which reflects the effective rate of return for the term of the agreement. For repos, The Bank of New York Mellon or JPMorgan takes possession of the collateral pledged for investments in such repos. The underlying collateral is valued daily on a mark-to-
market basis to ensure that the value is equal to or greater than the repurchase price, including accrued interest. In the event of default of the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.
As of April 30, 2026, the joint repos on a gross basis were as follows:
CF Secured, LLC, 3.61%, dated 4/30/2026, due 5/1/2026, repurchase price $240,558,197, collateralized by U.S. Government
Treasury Securities, ranging from 0.00% - 6.13%, maturing 5/15/2026 - 2/15/2056; total market value $245,369,361.
Marex Capital Markets, Inc., 3.69%, dated 4/30/2026, due 5/1/2026, repurchase price $37,003,795, collateralized by U.S.
Government Treasury Securities, ranging from 0.00% - 4.75%, maturing 6/11/2026 - 2/15/2056; total market value $37,743,879.
Natixis Securities Americas LLC, 3.62%, dated 4/30/2026, due 5/1/2026, repurchase price $25,502,566, collateralized by U.S.
Government Treasury Securities, ranging from 0.00% - 4.88%, maturing 5/15/2026 - 2/15/2056; total market value $26,012,617.
Nomura Securities International, Inc., 3.63%, dated 4/30/2026, due 5/1/2026, repurchase price $34,003,429, collateralized by U.S. Government Treasury Securities, ranging from 0.00% - 4.38%, maturing 11/15/2026 - 2/15/2055; total market value
$34,683,833.
Santander US Capital Markets, 3.64%, dated 4/30/2026, due 5/1/2026, repurchase price $54,015,460, collateralized by
U.S. Government Treasury Securities, ranging from 1.63% - 6.25%, maturing 11/30/2026 - 2/15/2054; total market value
$55,095,772.
Santander US Capital Markets, 3.65%, dated 4/30/2026, due 5/1/2026, repurchase price $80,008,113, collateralized by U.S.
Government Agency and Treasury Securities, ranging from 0.01% - 5.00%, maturing 4/30/2027 - 7/25/2054; total market value
$81,608,282.

16 - Notes to Financial Statements - April 30, 2026 (Unaudited) - Nationwide Geneva Small Cap Growth Fund
As of April 30, 2026, the Fund's investment in joint repos was subject to an enforceable netting arrangement. The Fund’s proportionate holding in joint repos was as follows:
(e) Security Transactions and Investment Income
Security transactions are accounted for on the date the security is purchased or sold. Security gains and losses are calculated on the identified cost basis. Interest income is recognized on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts, and is recorded as such on the Fund’s Statement of Operations. Inflation adjustments to the face amount of inflation-indexed securities are included in interest income on the Fund’s Statement of Operations, as applicable.
In the event that a deflation reduction exceeds total interest income, the amount characterized as deflation is recorded as an increase to the cost of investments in the Statement of Assets and Liabilities if the security is still held; otherwise it is recorded as an adjustment to realized gain/loss from investment transactions in the Statement of Operations. For securities with paydown provisions, principal payments received are treated as a proportionate reduction to the cost basis of the securities, and excess or shortfall amounts are recorded as income. Dividend income and expenses, as applicable, are recorded on the ex-dividend date and are recorded as such on the Fund’s Statement of Operations, except for certain dividends from foreign securities, which are recorded as soon as the Trust is informed on or after the ex-dividend date. Income from non-cash dividends, if any, is recorded at the fair value of the securities and is recorded as such on a Fund’s Statement of Operations.
Foreign income and capital gains may be subject to foreign withholding taxes, a portion of which may be reclaimable, and capital gains taxes at various rates. Under applicable foreign law, a withholding tax may be imposed on interest and dividends paid by a foreign security and capital gains from the sale of a foreign security. Foreign income or capital gains subject to foreign withholding taxes are recorded net of the applicable withholding tax.
For certain securities, including a real estate investment trust (“REIT”), the Fund records distributions received in excess of earnings and profits of such security as a reduction of cost of investments and/or realized gain (referred to as a return of capital).
Additionally, a REIT may characterize distributions it pays as long-term capital gains. Such distributions are based on estimates if actual amounts are not available. Actual distributions of income, long-term capital gain and return of capital may differ from the estimated amounts. The Fund will recharacterize the estimated amounts of the components of distributions as necessary, once the issuers provide information about the actual composition of the distributions. Any portion of a distribution deemed a return of capital is generally not taxable to the Fund.
Small Cap Growth
Gross Amounts
not Offset in the
Statement of
Assets and
Liabilities
Counterparty
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statement of
Assets and
Liabilities
Net Amounts
of Assets Presented
in the Statement of
Assets and
Liabilities
Collateral
Received
*
Net
Amounts
of Assets
CF Secured, LLC $ 13,570,494 $ – $ 13,570,494 $ (13,570,494) $ –
Marex Capital
Markets, Inc. 6,000,000 – 6,000,000 (6,000,000) –
Natixis Securities
Americas LLC 10,000,000 – 10,000,000 (10,000,000) –
Nomura Securities
International, Inc. 13,000,000 – 13,000,000 (13,000,000) –
Santander US Capital
Markets 10,000,000 – 10,000,000 (10,000,000) –
Santander US Capital
Markets 4,000,000 – 4,000,000 (4,000,000) –
Total $ 56,570,494 $ – $ 56,570,494 $ (56,570,494) $ –
* As of April 30, 2026, the value of the collateral received exceeded the market value of the Fund’s proportionate holding in the joint repos. Please refer to the Statement of Investments for the Fund’s undivided interest in each joint repo and related collateral.

Nationwide Geneva Small Cap Growth Fund - April 30, 2026 (Unaudited) - Notes to Financial Statements - 17
The Fund records as dividend income the amount characterized as ordinary income and records as realized gain the amount characterized by a REIT as long-term capital gain in the Statement of Operations. The amount characterized as return of capital is a reduction to the cost of investments in the Statement of Assets and Liabilities if the security is still held; otherwise it is recorded as an adjustment to realized gains (losses) from transactions in investment securities in the Statement of Operations. These characterizations are reflected in the accompanying financial statements.
(f) Distributions to Shareholders
Distributions from net investment income, if any, are declared and paid quarterly. Distributions from net realized capital gains, if any, are declared and distributed at least annually. All distributions are recorded on the ex-dividend date.
The Fund may use earnings and profits distributed to shareholders on the redemption of shares as part of the dividends paid deduction.
Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are considered either permanent or temporary. Permanent differences are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. These reclassifications have no effect upon the NAV of the Fund. Any distribution in excess of current and accumulated earnings and profits for federal income tax purposes is reported as a return of capital distribution.
(g) Federal Income Taxes
The Fund elected to be treated as, and intends to qualify each year as, a “regulated investment company” ("RIC") by complying with the requirements of Subchapter M of the U.S. Internal Revenue Code of 1986 (the "Code"), as amended, and to make distributions of net investment income and net realized capital gains sufficient to relieve the Fund from all, or substantially all, federal income taxes. Therefore, no federal income tax provision is required.
The Fund recognizes a tax benefit from an uncertain position only if it is more likely than not that the position is sustainable, based solely on its technical merits and consideration of the relevant taxing authorities’ widely understood administrative practices and precedents. Each year, the Fund undertakes an affirmative evaluation of tax positions taken or expected to be taken in the course of preparing tax returns to determine whether it is more likely than not (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority.
The Fund files a U.S. federal income tax return and, if applicable, returns in various foreign jurisdictions in which it invests.
Generally, a Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
(h) Allocation of Expenses, Income and Gains and Losses
Expenses directly attributable to the Fund are charged to the Fund. Expenses not directly attributable to the Fund are allocated proportionally among various or all series of the Trust. Certain non asset-based expenses are estimated and accrued daily.
Expense estimate true-ups are recorded routinely and could result in negative expenses on the Statement of Operations, as applicable. Income, fund level expenses, and realized and unrealized gains or losses are allocated to each class of shares of the
Fund based on the value of the outstanding shares of that class relative to the total value of the outstanding shares of the Fund.
Expenses specific to a class (such as Rule 12b-1 and administrative services fees) are charged to that specific class.
(i) Reportable Segment Disclosure
The Principal Executive Officer acts as the Funds’ Chief Operating Decision Maker (“CODM’) and is responsible for assessing performance and allocating resources with respect to the Funds. The CODM has concluded that each Fund operates as a single operating segment since the Funds each have a single investment strategy as disclosed in its prospectus, against which the
CODM assesses performance. The financial information provided to and reviewed by the CODM is presented within the Funds’
financial statements.
3. Transactions with Affiliates
Under the terms of the Trust’s Investment Advisory Agreement, NFA manages the investment of the assets and supervises the daily business affairs of the Fund in accordance with policies and procedures established by the Board of Trustees. NFA has selected Geneva Capital Management LLC (the “Subadviser”) as subadviser for the Fund, and provides investment management evaluation services in monitoring, on an ongoing basis, the performance of the subadviser.

18 - Notes to Financial Statements - April 30, 2026 (Unaudited) - Nationwide Geneva Small Cap Growth Fund
Under the terms of the Investment Advisory Agreement, the Fund pays NFA an investment advisory fee based on the Fund’s average daily net assets. Investment advisory fee and other related party transaction fees are paid monthly. During the six months ended April 30, 2026, the Fund paid investment advisory fees to NFA according to the following schedule.
For the six months ended April 30, 2026, the Fund’s effective advisory fee rate was as follows:
From these fees, pursuant to the subadvisory agreement, NFA pays fees to the unaffiliated subadvisers.
The Trust and NFA have entered into a written Expense Limitation Agreement that limits the Fund’s operating expenses (excluding any taxes, interest, compensation payable to parties not affiliated with the Adviser for the recovery of tax reclaims, brokerage commissions, Rule 12b-1 fees, acquired fund fees and expenses, short-sale dividend expenses, administrative services fees, other expenses which are capitalized in accordance with generally accepted accounting principles and expenses incurred by the
Fund in connection with any merger or reorganization, and may exclude other nonroutine expenses not incurred in the ordinary course of the Fund’s business) from exceeding the amounts listed in the following table until at least March 2, 2027.
NFA may request and receive reimbursement from the Fund for advisory fees waived or other expenses reimbursed by NFA pursuant to the Expense Limitation Agreement at a date not to exceed three years from the date on which the corresponding waiver or reimbursement to the Fund was made. However, no reimbursement may be made unless: (i) the Fund’s assets exceed
$100 million and (ii) the total annual expense ratio of the class making such reimbursement is no higher than the amount of the expense limitation that was in place at the time NFA waived the fees or reimbursed the expenses and does not cause the expense ratio to exceed the current expense limitation. Reimbursement by the Fund of amounts previously waived or reimbursed by NFA is not permitted except as provided for in the Expense Limitation Agreement. The Expense Limitation Agreement may be changed or eliminated only with the consent of the Board of Trustees.
As of April 30, 2026, the Fund had no cumulative potential reimbursements which could be reimbursed to NFA and therefore no amounts were reimbursed to NFA pursuant to the Expense Limitation Agreement. The Fund has not recorded a commitment or contingent liability.
NFM, a wholly owned subsidiary of NFS Distributors, Inc. (“NFSDI”) (a wholly owned subsidiary of NFS), provides various administrative and accounting services for the Fund and serves as Transfer and Dividend Disbursing Agent for the Fund. NFM has
entered into agreements with third-party service providers to provide certain sub-administration and sub-transfer agency services to the Fund. NFM pays the service providers a fee for these services.
Under the terms of a Joint Fund Administration and Transfer Agency Agreement, the fees for such services are based on the sum of the following: (i) the amount payable by NFM to its sub-administrator and sub-transfer agent; and (ii) a percentage of the combined average daily net assets of the Trust and Nationwide Variable Insurance Trust (“NVIT”), a Delaware statutory trust and registered investment company that is affiliated with the Trust, according to the following fee schedule.
For the six months ended April 30, 2026, NFM earned $195,279 in fees from the Fund under the Joint Fund Administration and
Transfer Agency Agreement.
Fee Schedule
Advisory Fee
(annual rate)
Up to $250 million 0.84%
$250 million up to $500 million 0.79%
$500 million and more 0.74%
Fund
Effective Advisory Fee
Rate
Small Cap Growth 0.77%
Fund Classes
Amount
(annual rate)
Small Cap Growth All Classes 1.22%
Combined Fee Schedule
Up to $25 billion 0.025%
$25 billion and more 0.020

Nationwide Geneva Small Cap Growth Fund - April 30, 2026 (Unaudited) - Notes to Financial Statements - 19
Under the terms of the Joint Fund Administration and Transfer Agency Agreement and a letter agreement between NFM and the
Trust, the Trust has agreed to reimburse NFM for certain costs related to the Fund’s portion of ongoing administration, monitoring and annual (compliance audit) testing of the Trust’s Rule 38a-1 Compliance Program subject to the pre-approval of the Trust’s
Audit Committee. These costs are allocated among the series of the Trust based upon their relative net assets. For the six months ended April 30, 2026, the Fund’s portion of such costs amounted to $2,803.
In addition, the Trust pays out-of-pocket expenses reasonably incurred by NFM in providing services to the Fund and the Trust, including, but not limited to, the cost of pricing services that NFM utilizes and networking fees paid to broker-dealers that provide sub-accounting and sub-transfer agency services to their customers who are Fund shareholders. Such services, which are not otherwise provided by NFM, generally include individual account maintenance and recordkeeping, dividend disbursement, responding to shareholder calls and inquiries, providing statements and transaction confirmations, tax reporting, and other shareholder services. Depending on the nature and quality of the services provided, fees for these services may range from $4 to
$20 per customer per year.
Under the terms of a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act, Nationwide Fund Distributors LLC (“NFD”), the
Fund's principal underwriter, is compensated by the Fund for expenses associated with the distribution of certain classes of shares of the Fund. NFD is a wholly owned subsidiary of NFSDI. These fees are based on average daily net assets of the respective class of the Fund at an annual rate of 0.25% for Class A shares.
Pursuant to an Underwriting Agreement, NFD serves as principal underwriter of the Fund in the continuous distribution of its shares and receives commissions in the form of a front-end sales charge on Class A shares. These fees are deducted from, and are not included in, proceeds from sales of Class A shares of the Fund. From these fees, NFD pays sales commissions, salaries and other expenses in connection with generating new sales of Class A shares of the Fund. The Fund's Class A sales charges range from 0.00% to 5.75% based on the amount purchased. During the six months ended April 30, 2026, the Fund imposed front-
end sales charges of $7,894. From these fees, NFD retained a portion amounting to $1,130.
NFD also receives fees in the form of contingent deferred sales charges (“CDSCs”) on Class A shares. Any CDSC is based on the original purchase price or the current market value of the shares being redeemed, whichever is less. A CDSC is imposed on
Class A shares for certain redemptions made within 18 months of purchase. Class A CDSCs are 1.00%. During the six months ended April 30, 2026, the Fund did not impose CDSCs.
Under the terms of an Administrative Services Plan, the Fund pays fees to servicing organizations, such as broker-dealers, including NFS, and financial institutions, that agree to provide administrative support services to the shareholders of certain classes. These services may include, but are not limited to, the following: (i) establishing and maintaining shareholder accounts;
(ii) processing purchase and redemption transactions; (iii) arranging bank wires; (iv) performing shareholder sub-accounting; (v)
answering inquiries regarding the Fund; and (vi) other such services. These fees are calculated at an annual rate of up to 0.25%
of the average daily net assets of Class A and Institutional Service Class shares of the Fund.
For the six months ended April 30, 2026, the effective rates for administrative services fees were as follows:
For the six months ended April 30, 2026, the Fund’s total administrative services fees were as follows:
As of April 30, 2026, NFA or its affiliates directly held the percentage of the shares outstanding of the Fund as indicated in the following table.
Fund Class A
Institutional
Service Class
Small Cap Growth 0.14% 0.15%
Fund Amount
Small Cap Growth $ 641,402
Fund
% of Shares
Outstanding
Owned
Small Cap Growth 9.38%

20 - Notes to Financial Statements - April 30, 2026 (Unaudited) - Nationwide Geneva Small Cap Growth Fund
4. Line of Credit and Interfund Lending
The Trust and NVIT (together, the “Trusts”) renewed the credit agreement with JPMorgan, The Bank of New York Mellon, and Wells
Fargo Bank National Association (the “Lenders”), permitting the Trusts, in aggregate, to borrow up to $100,000,000. Advances taken by a Fund under this arrangement would be primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. The line of credit requires a commitment fee of 0.15% per year on $100,000,000. Such commitment fee shall be payable quarterly in arrears on the last business day of each March, June, September and December and on the termination date.
Borrowings under this arrangement accrued interest at the Federal Funds Rate plus the applicable margin. Interest costs, if any, would be shown on the Statement of Operations. No compensating balances are required under the terms of the line of credit. In addition, a Fund may not draw any portion of the line of credit that is provided by a bank that is an affiliate of the Fund’s subadviser, if applicable. In addition to any rights and remedies of the Lenders provided by law, each Lender has the right, upon any amount becoming due and payable by the Fund, to set-off as appropriate and apply all deposits and credits held by or owing to such
Lender against such amount, subject to the terms of the credit agreement. The line of credit is renewed annually, and next expires on July 1, 2026. During the six months ended April 30, 2026, the Fund had no borrowings under the line of credit.
Pursuant to an exemptive order issued by the SEC (the “Order”), the Fund may participate in an interfund lending program among
Fund managed by NFA. The program allows the participating Funds to borrow money from and loan money to each other for temporary purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending Funds as compared to rates available through short-term bank loans or investments in overnight repurchase agreements and money market funds, respectively, as detailed in the Order. Further, a Fund may participate in the program only if and to the extent that such participation is consistent with its investment objectives and limitations. Interfund loans have a maximum duration of seven days and may be called on one business day's notice. During the six months ended April 30, 2026, the Fund did not engage in interfund lending.
5. Investment Transactions
For the six months ended April 30, 2026, purchases and sales of securities (excluding short-term securities) were as follows:
6. Portfolio Investment Risks
(a) Risks Associated with Equity securities
Stock markets are volatile. The price of an equity security fluctuates based on changes in a company’s financial condition and overall market and economic conditions.
(b) Risks Associated with Market
The risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. This occurs due to numerous factors, including interest rates, the outlook for corporate profits, the health of the national and world economies, and the fluctuation of other securities markets around the world. These risks may be magnified if certain social, political, economic and other conditions and events (such as natural disasters, epidemics and pandemics, terrorism, conflicts, trade disputes and social unrest or rapid technological developments such as artificial intelligence)
adversely interrupt the global economy.
(c) Risks Associated with Smaller company
Smaller companies are usually less stable in price and less liquid than larger, more established companies. Smaller companies are more vulnerable than larger companies to adverse business and economic developments and may have more limited resources.
Therefore, they generally involve greater risk.
7. Indemnifications
Under the Trust’s organizational documents, the Trust’s Officers and Trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into indemnification agreements with its
Trustees and certain of its Officers. Trust Officers receive no compensation from the Trust for serving as its Officers. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications.
The Trust’s maximum liability under these arrangements is unknown, as this would involve future claims made against the Trust.
Based on experience, however, the Trust expects the risk of loss to be remote.
Fund Purchases Sales
Nationwide Geneva Small Cap Growth Fund $ 109,971,031 $ 543,394,046

Nationwide Geneva Small Cap Growth Fund - April 30, 2026 (Unaudited) - Notes to Financial Statements - 21
8. New Accounting Pronouncements
On September 20, 2023, the SEC adopted amendments to the current rule regarding registered fund names, as well as certain forms and disclosure requirements. The amendments are intended to modernize and enhance the investor protections provided by Rule 35d-1 under the 1940 Act given the important information that fund names can convey to investors. Management is currently evaluating the implications of the new rule and the impact on the Funds’ financial statement disclosures and reporting requirements.
9. Other
As of April 30, 2026, the Fund had individual shareholder accounts and/or omnibus shareholder accounts (comprising a group of individual shareholders), which held more than 10% of the total shares outstanding of the Fund as detailed in the following table.
10. Recaptured Brokerage Commissions
The Fund has entered into agreements with brokers whereby the brokers will return a portion of the Fund's brokerage commissions on behalf of the Fund. Such amounts, under such agreements, are included in net realized gains (losses) from transactions in investment securities presented in the Fund's Statement of Operations.
During the six months ended April 30, 2026, the Fund recaptured the following amount of brokerage commissions:
5
11. Federal Tax Information
As of April 30, 2026, the tax cost of investments and the breakdown of unrealized appreciation/(depreciation) for the Fund was as follows:
12. Subsequent Events
Management has evaluated the impact of subsequent events on the Fund and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.
Fund % of Shares
Number of
Accounts
Small Cap Growth 39.19% 3
Fund Amount
Small Cap Growth $ 85,984
Fund
Tax Cost of
Investments
Unrealized
Appreciation
Unrealized
Depreciation
Net Unrealized
Appreciation/
(Depreciation)
Small Cap Growth $ 659,374,987 $ 520,904,833 $ (47,460,335) $ 473,444,498

P.O. Box 701
Milwaukee, WI 53201-0701
nationwide.com/mutualfunds
SAR-SCG (6-26)
You may request, free of charge, a paper or electronic copy of the Fund's summary prospectus, statutory prospectus, Statement of Additional Information (SAI), shareholder report at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/
index.html , and financial statements and other information filed with the Securities and Exchange Commission on Form N-CSR by calling 1-800-848-0920 or by contacting your financial intermediary.
These documents outline investment objectives, risks, fees, charges and expenses, and other information that you should read and consider carefully before investing.
Distributor
Nationwide Funds are distributed by Nationwide Fund Distributors LLC (NFD), Member FINRA, Columbus, Ohio. Nationwide Life
Insurance Company, Nationwide Life and Annuity Company, Nationwide Investment Services Corporation, and Nationwide Fund
Distributors are separate but affiliated companies. Except for Nationwide Asset Management, LLC, NFD is not affiliated with any subadviser retained by Nationwide Fund Advisors.
Nationwide, the Nationwide N and Eagle, and Nationwide is on your side are service marks of Nationwide Mutual Insurance
Company .
© 202 6 Nationwide Mutual Insurance Company and affiliated companies.

Semi-Annual Financial Statements
April 30, 2026 (Unaudited)
Nationwide Mutual Funds
1940 Act Funds
Nationwide Bond Portfolio
Nationwide Fundamental All Cap Equity Portfolio
Nationwide International Equity Portfolio
Nationwide Large Cap Equity Portfolio
Nationwide U.S.130/30 Equity Portfolio
IMPORTANT INFORMATION
If you wish to receive shareholder reports and other Fund documents electronically, you may elect e-Delivery by:
- Call 1-800-848-0920
- Logging in to your account at https://www.nationwide.com/personal/investing/mutual-funds/
and selecting Log in
- Contacting your financial intermediary (such as a broker-dealer or bank).
You can access the Fund’s most recent shareholder report and other Fund documents online at:
https://www.nationwide.com/personal/investing/mutual-funds/prospectuses-fund-documents/

Nationwide Funds
®
Important Disclosure Information
Third-party information has been obtained from sources that Nationwide Fund Advisors (NFA), the Funds' investment adviser, believes to be reliable. Portfolio composition is as of the date of this report and is subject to change at any time without notice.
NFA, its affiliated advisers, and their employees may hold positions in the securities discussed in this report.
This material is not a recommendation to buy, sell, hold, or roll over any asset, adopt any investment strategy, retain any investment manager, or use any particular account type. Investors should discuss their specific circumstances with their financial professional.
Statement Regarding Availability of Quarterly Portfolio Holdings
The Trust files complete schedules of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-PORT. In addition, the Nationwide Government Money Market Fund files a complete schedule of portfolio holdings each month on Form N-MFP. These filings are available on the Securities and Exchange Commission's website at http://www.sec.gov/ .
Copies of the Funds' first- and third-quarter portfolio holdings and other Fund documents are also available free of charge at:
https://www.nationwide.com/personal/investing/mutual-funds/prospectuses-fund-documents/
You may also request this information free of charge by calling 1-800-848-0920.
Statement Regarding Availability of Proxy Voting Record
Federal law requires the Trust and each of its investment advisers and subadvisers to adopt proxy voting policies and procedures and to provide a summary of those policies and procedures.
Information about the Funds' proxy voting policies and procedures, as well as how the Funds voted for proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available free of charge:
- By calling 1-800-848-0920
- At https://www.nationwide.com/personal/investing/mutual-funds/proxy-voting/
- On the Securities and Exchange Commission's website at http://www.sec.gov/

Statements of Investments 2
Statements of Assets and Liabilities 72
Statements of Operations 76
Statements of Changes in Net Assets 78
Financial Highlights 82
Notes to Financial Statements 87

2 - Statement of Investments - April 30, 2026 (Unaudited) - Nationwide Bond Portfolio
Asset-Backed Securities 10 .6%
Principal
Amount ($) Value ($)
CAYMAN ISLANDS 7 .8%
Other 7 .8%
AB BSL CLO 7 Ltd., Series
2025-7A, Class A1,
4.90%, 1/15/2039(a)(b) 7,100,000 7,105,836
Bain Capital Credit
CLO, Series 2019-1A,
Class BR3, 5.08%,
4/19/2034(a)(b) 4,825,000 4,824,923
Balboa Bay Loan Funding
Ltd., Series 2020-1A,
Class A1RR, 4.97%,
10/20/2035(a)(b) 3,625,000 3,626,769
Carlyle US CLO Ltd.,
Series 2024-2A, Class
B, 5.72%, 4/25/2037(a)
(b) 2,600,000 2,600,000
CBAMR Ltd.
Series 2017-4A,
Class A1R, 5.09%,
3/31/2038(a)(b) 4,500,000 4,512,676
Series 2020-12A,
Class A1R2, 4.93%,
1/20/2039(a)(b) 3,510,000 3,513,510
Cedar Funding IX CLO
Ltd., Series 2018-9A,
Class AR, 5.10%,
7/20/2037(a)(b) 2,060,000 2,061,621
Elmwood CLO 29 Ltd.,
Series 2024-5A,
Class AR2, 5.38%,
4/20/2037(a)(b) 1,750,000 1,751,951
Elmwood CLO 39 Ltd.,
Series 2025-2A, Class
A1, 4.82%, 4/17/2038(a)
(b) 6,000,000 5,997,060
Elmwood CLO 41 Ltd.,
Series 2025-4A, Class
A, 5.03%, 7/17/2038(a)
(b) 4,700,000 4,710,458
Kennedy Lewis CLO
20 Ltd., Series 2024-
20A, Class A, 4.97%,
1/25/2038(a)(b) 8,200,000 8,208,692
Magnetite XVII Ltd., Series
2016-17A, Class AR2,
5.18%, 4/20/2037(a)(b) 4,000,000 4,005,224
OCP CLO Ltd., Series
2017-14A, Class A1R,
5.05%, 7/20/2037(a)(b) 5,100,000 5,107,395
Octagon 57 Ltd., Series
2021-1A, Class B1R,
5.12%, 10/15/2034(a)(b) 3,930,000 3,929,910
OHA Credit Funding 15-R
Ltd., Series 2023-
15RA, Class A, 4.97%,
7/20/2038(a)(b) 6,250,000 6,265,169
OHA Credit Funding 7
Ltd., Series 2020-7A,
Class A1R2, 4.96%,
7/19/2038(a)(b) 6,025,000 6,034,116
Asset-Backed Securities
Principal
Amount ($) Value ($)
Other
Park Blue CLO Ltd., Series
2022-2A, Class A1R,
5.10%, 7/20/2037(a)(b) 1,450,000 1,451,141
Pikes Peak CLO 19,
Series 2025-19A, Class
A1, 5.02%, 7/20/2038(a)
(b) 6,550,000 6,562,098
Sixth Street CLO XXIII
Ltd., Series 2023-23A,
Class A1R, 4.89%,
10/17/2038(a)(b) 6,850,000 6,855,562
Symphony CLO 52 Ltd.,
Series 2025-52A, Class
AR, 4.82%, 1/20/2036(a)
(b) 4,325,000 4,324,568
Trinitas CLO XXXI Ltd.,
Series 2024-31A, Class
A1, 5.01%, 1/22/2038(a)
(b) 3,125,000 3,128,216
Venture 38 CLO Ltd.,
Series 2019-38A,
Class ARR, 4.66%,
7/30/2032(a)(b) 2,321,858 2,323,474
Wind River CLO Ltd.,
Series 2023-1A,
Class A1R, 5.14%,
7/25/2038(a)(b) 7,900,000 7,922,436
106,822,805
IRELAND 1 .0%
Other 1 .0%
Ares European CLO XXI
DAC, Series 21A, Class
B, 3.90%, 4/15/2038(a)
(b) EUR 680,000 793,829
CVC Cordatus Loan Fund
III DAC, Series 3A,
Class B1R3, 3.69%,
5/26/2038(a)(b) 1,700,000 1,983,353
Henley CLO XVII DAC,
Series 17A, Class A,
0.00%, 7/15/2038(a)(b) 7,600,000 8,919,740
Penta CLO DAC, Series
2021-2A, Class BR,
3.85%, 4/15/2038(a)(b) 1,740,000 2,027,899
Sound Point Euro CLO 14
Funding DAC, Series
14A, Class B, 3.84%,
4/20/2039(a)(b) 1,400,000 1,630,003
15,354,824
JERSEY 1 .1%
Other 1 .1%
Birch Grove CLO 8
Ltd., Series 2024-8A,
Class A1R, 4.97%,
4/20/2039(a)(b) 6,175,000 6,186,424
GoldenTree Loan
Management US CLO
20 Ltd., Series 2024-
20A, Class A, 5.13%,
7/20/2037(a)(b) 3,600,000 3,604,021

Nationwide Bond Portfolio - April 30, 2026 (Unaudited) - Statement of Investments - 3
Asset-Backed Securities
Principal
Amount ($) Value ($)
Other
Halseypoint CLO 7
Ltd., Series 2023-7A,
Class A1R, 5.13%,
7/20/2038(a)(b) 4,000,000 4,010,820
13,801,265
UNITED STATES 0 .7%
Automobiles 0 .5%
Exeter Automobile
Receivables Trust,
Series 2025-1A, Class
A3, 4.67%, 8/15/2028 259,785 260,011
GMF Floorplan Owner
Revolving Trust, Series
2023-1, Class A1,
5.34%, 6/15/2028(b) 2,200,000 2,203,533
Santander Drive Auto
Receivables Trust,
Series 2025-1, Class A3,
4.74%, 1/16/2029 1,323,788 1,326,028
World Omni Auto
Receivables Trust,
Series 2023-A, Class
A4, 4.66%, 5/15/2029 2,425,000 2,434,210
6,223,782
Credit Card 0 .2%
American Express Credit
Account Master Trust,
Series 2025-3, Class A,
4.51%, 4/15/2032 3,025,000 3,053,890
Home Equity 0 .0%
†
J.P. Morgan Mortgage
Trust, Series 2023-
HE3, Class A1, 5.24%,
5/20/2054(a)(b) 326,071 326,986
Other 0 .0%
†
Sunnova Hestia I Issuer
LLC, Series 2023-
GRID1, Class 1A,
5.75%, 12/20/2050(b) 235,085 228,805
9,833,463
Total Asset-Backed Securities
(cost  $145,126,950) 145,812,357
Collateralized Mortgage Obligations 6 .1%
UNITED STATES 6 .1%
Angel Oak Mortgage Trust
Series 2021-8, Class A1,
1.82%, 11/25/2066(a)(b) 2,421,801 2,179,011
Series 2025-7, Class A1,
5.51%, 6/25/2070(b)(c) 3,212,763 3,228,264
Series 2025-11,
Class A1, 4.97%,
10/25/2070(a)(b) 3,012,823 3,001,598
Series 2025-12,
Class A1A, 5.04%,
12/25/2070(b)(c) 2,912,437 2,910,534
Collateralized Mortgage Obligations
Principal
Amount ($) Value ($)
UNITED STATES
Angel Oak Mortgage Trust
BRAVO Residential
Funding Trust, Series
2024-NQM5, Class A1,
5.80%, 6/25/2064(b)(c) 1,668,896 1,679,135
Connecticut Avenue
Securities, Series
2025-R01, Class 1M2,
5.15%, 1/25/2045(a)(b) 1,000,000 1,000,629
Connecticut Avenue
Securities Trust
Series 2024-R01,
Class 1M2, 5.45%,
1/25/2044(a)(b) 600,000 604,119
Series 2024-R03,
Class 2M2, 5.60%,
3/25/2044(a)(b) 675,000 681,116
Series 2026-R01,
Class 2A1, 4.50%,
1/25/2046(a)(b) 3,840,186 3,839,130
Deephaven Residential
Mortgage Trust, Series
2021-4, Class A2,
2.09%, 11/25/2066(a)(b) 1,483,941 1,317,589
EFMT
Series 2025-INV2, Class
A1, 5.39%, 5/26/2070(b)
(c) 4,571,905 4,590,732
Series 2026-NQM1,
Class A1, 4.77%,
2/25/2071(a)(b) 4,606,753 4,575,462
Series 2026-NQM4,
Class A1A, 5.47%,
4/25/2071(b)(c) 3,034,024 3,048,066
Ellington Financial
Mortgage Trust, Series
2021-2, Class A1,
0.93%, 6/25/2066(a)(b) 3,646,553 3,085,981
FHLMC REMICS, Series
5502, Class FG, 4.65%,
2/25/2055(a) 1,053,820 1,058,887
FHLMC STACR REMIC
Trust, Series 2024-
DNA2, Class M1,
4.85%, 5/25/2044(a)(b) 1,214,067 1,214,440
FHLMC STACR Trust,
Series 2019-HQA2,
Class M2, 5.81%,
4/25/2049(a)(b) 440,799 446,967
FNMA REMICS, Series
2025-11, Class FB,
4.65%, 3/25/2055(a) 2,173,677 2,187,369
GCAT Trust, Series
2021-NQM4, Class A1,
1.09%, 8/25/2066(a)(b) 6,273,011 5,304,585
GNMA REMICS, Series
2021-135, Class A,
2.00%, 8/20/2051 6,123,113 5,052,891

4 - Statement of Investments - April 30, 2026 (Unaudited) - Nationwide Bond Portfolio
Collateralized Mortgage Obligations
Principal
Amount ($) Value ($)
UNITED STATES
J.P. Morgan Mortgage
Trust
Series 2025-2,
Class A4A, 5.50%,
7/25/2055(a)(b) 685,646 685,546
Series 2024-VIS2,
Class A1, 5.85%,
11/25/2064(b)(c) 1,324,272 1,332,354
Morgan Stanley
Residential Mortgage
Loan Trust
Series 2025-NQM2,
Class A1A, 5.63%,
1/25/2070(b)(c) 3,846,733 3,869,716
Series 2026-NQM3,
Class A1, 5.21%,
3/25/2071(a)(b) 3,400,000 3,400,353
OBX Trust
Series 2021-NQM4,
Class A1, 1.96%,
10/25/2061(a)(b) 5,259,759 4,508,114
Series 2022-NQM1,
Class A1, 2.31%,
11/25/2061(a)(b) 1,684,725 1,526,407
Series 2025-NQM11,
Class A1A, 5.42%,
5/25/2065(b)(c) 1,987,106 1,996,221
Series 2025-NQM15,
Class A1A, 5.14%,
7/27/2065(b)(c) 2,726,276 2,728,246
Series 2025-NQM21,
Class A1A, 4.99%,
10/25/2065(b)(c) 3,492,094 3,485,446
Starwood Mortgage
Residential Trust, Series
2022-1, Class A1,
2.45%, 12/25/2066(a)(b) 3,645,917 3,282,354
Towd Point Mortgage
Trust, Series 2020-1,
Class A2A, 3.10%,
1/25/2060(a)(b) 770,000 709,215
Verus Securitization Trust
Series 2021-7, Class A1,
2.83%, 10/25/2066(b)(c) 3,848,878 3,526,688
Series 2024-5, Class A1,
6.19%, 6/25/2069(b)(c) 505,996 510,610
Series 2025-INV1, Class
A1, 5.55%, 2/25/2070(b)
(c) 1,420,438 1,429,055
83,996,830
0
Total Collateralized Mortgage Obligations
(cost $84,074,407) 83,996,830
Commercial Mortgage-Backed Securities 7 .2%
UNITED STATES 7 .2%
ALA Trust , Series 2025-
OANA, Class A, 5.40%,
6/15/2040(a)(b) 2,529,484 2,538,970
BANK
Commercial Mortgage-Backed Securities
Principal
Amount ($) Value ($)
UNITED STATES
Series 2021-BN31,
Class AS, 2.21%,
2/15/2054(a) 3,374,301 2,936,732
Series 2022-BNK43,
Class A5, 4.40%,
8/15/2055 1,250,000 1,215,525
Series 2020-BN27,
Class A5, 2.14%,
4/15/2063 796,000 709,310
Series 2025-BNK51,
Class A5, 5.29%,
12/25/2067 3,250,000 3,304,489
Series 2025-BNK51,
Class B, 5.90%,
12/25/2067(a) 3,000,000 3,025,268
Bank of America Merrill
Lynch Commercial
Mortgage Trust , Series
2016-UB10, Class A4,
3.17%, 7/15/2049 224,443 223,011
BANK5
Series 2024-5YR8,
Class A3, 5.88%,
8/15/2057 875,000 904,598
Series 2024-5YR9,
Class AS, 6.18%,
8/15/2057(a) 1,400,000 1,445,271
Series 2025-5YR17,
Class AS, 5.63%,
11/15/2058(a) 2,300,000 2,345,515
Series 2025-5YR18,
Class A3, 5.15%,
12/15/2058 6,000,000 6,098,601
Series 2025-5YR19,
Class A3, 5.27%,
12/15/2058 6,000,000 6,127,588
Series 2025-5YR19,
Class AS, 5.61%,
12/15/2058 3,000,000 3,064,570
BBCMS Mortgage Trust
Series 2024-C24, Class
A5, 5.42%, 2/15/2057 1,075,000 1,104,278
Series 2024-C26, Class
B, 5.94%, 5/15/2057(a) 1,750,000 1,778,838
Benchmark Mortgage
Trust , Series 2024-
V8, Class A3, 6.19%,
7/15/2057(a) 1,050,000 1,093,485
BFLD Commercial
Mortgage Trust , Series
2025-660F, Class B,
5.45%, 11/15/2042(a)(b) 3,000,000 3,001,875
BMO Mortgage Trust
Series 2024-5C4, Class
A3, 6.53%, 5/15/2057(a) 1,900,000 1,988,678
Series 2024-C9, Class
A5, 5.76%, 7/15/2057 1,300,000 1,358,833
BX Commercial Mortgage
Trust

Nationwide Bond Portfolio - April 30, 2026 (Unaudited) - Statement of Investments - 5
Commercial Mortgage-Backed Securities
Principal
Amount ($) Value ($)
UNITED STATES
Series 2024-XL5, Class
A, 5.05%, 3/15/2041(a)
(b) 947,493 948,381
Series 2024-AIRC,
Class A, 5.35%,
8/15/2041(a)(b) 910,614 913,149
BX Trust
Series 2025-ROIC,
Class A, 4.80%,
3/15/2030(a)(b) 4,489,672 4,484,056
Series 2024-BIO, Class
A, 5.30%, 2/15/2041(a)
(b) 1,100,000 1,098,625
Series 2025-ARIA,
Class A, 5.20%,
12/13/2042(a)(b) 3,700,000 3,724,935
Citigroup Commercial
Mortgage Trust , Series
2019-GC41, Class A4,
2.62%, 8/10/2056 500,000 468,785
FHLMC Multifamily
Structured Pass-
Through Certificates
REMICS
Series K077, Class A2,
3.85%, 5/25/2028(a) 2,000,000 1,984,796
Series K086, Class A2,
3.86%, 11/25/2028(a) 1,000,000 990,887
Series K544, Class A2,
4.27%, 7/25/2030(a) 3,350,000 3,344,454
Series K126, Class A2,
2.07%, 1/25/2031 1,000,000 907,661
Series KF153, Class AS,
4.33%, 2/25/2033(a) 602,712 604,281
FNMA ACES REMICS,
Series 2022-M1,
Class A2, 1.72%,
10/25/2031(a) 1,000,000 871,176
HLTN Commercial
Mortgage Trust , Series
2026-DPLO, Class A,
5.36%, 4/15/2041(a)(b) 3,700,000 3,705,781
Houston Galleria Mall
Trust , Series 2025-
HGLR, Class A, 5.64%,
2/5/2045(a)(b) 1,200,000 1,227,460
IRV Trust , Series 2025-
200P, Class A, 5.47%,
3/14/2047(a)(b) 2,100,000 2,120,061
J.P. Morgan Chase
Commercial Mortgage
Securities Trust
Series 2022-NLP, Class
B, 5.01%, 4/15/2037(a)
(b) 1,408,912 1,387,779
Series 2024-OMNI,
Class A, 5.99%,
10/5/2039(a)(b) 1,500,000 1,514,597
Commercial Mortgage-Backed Securities
Principal
Amount ($) Value ($)
UNITED STATES
JPMBB Commercial
Mortgage Securities
Trust , Series 2015-
C30, Class AS, 4.23%,
7/15/2048(a) 404,724 397,127
JPMDB Commercial
Mortgage Securities
Trust , Series 2017-
C7, Class A5, 3.41%,
10/15/2050 500,000 492,995
KIND Commercial
Mortgage Trust , Series
2024-1, Class A, 5.54%,
8/15/2041(a)(b) 750,000 749,766
LBTY Commercial
Mortgage Trust
Series 2026-225L, Class
A, 4.75%, 2/10/2043(a)
(b) 2,450,000 2,419,488
Series 2026-225L, Class
B, 5.05%, 2/10/2043(a)
(b) 1,900,000 1,875,743
LEX Mortgage Trust ,
Series 2024-BBG, Class
A, 5.04%, 10/13/2033(a)
(b) 1,600,000 1,596,193
Morgan Stanley Capital
I Trust , Series 2017-
H1, Class AS, 3.77%,
6/15/2050 500,000 492,659
MSWF Commercial
Mortgage Trust
Series 2023-1, Class A5,
5.75%, 5/15/2056 3,000,000 3,130,124
Series 2023-2, Class A2,
6.89%, 12/15/2056 1,632,609 1,695,840
NYC Commercial
Mortgage Trust , Series
2025-11X, Class A,
5.40%, 10/15/2040(a)(b) 1,800,000 1,804,500
NYC Trust , Series 2025-
77C, Class A, 4.95%,
1/10/2036(a)(b) 4,350,000 4,322,608
One New York Plaza
Trust , Series 2020-
1NYP, Class A, 4.72%,
1/15/2036(a)(b) 1,227,081 1,192,569
ROCK Trust
Series 2024-CNTR,
Class A, 5.39%,
11/13/2041(b) 2,700,000 2,739,488
Series 2024-CNTR,
Class B, 5.93%,
11/13/2041(b) 850,000 868,739
Wells Fargo Commercial
Mortgage Trust , Series
2019-C52, Class A5,
2.89%, 8/15/2052 530,000 500,495
98,840,633

6 - Statement of Investments - April 30, 2026 (Unaudited) - Nationwide Bond Portfolio
Commercial Mortgage-Backed Securities
Principal
Amount ($) Value ($)
UNITED STATES
Total Commercial Mortgage-Backed
Securities
(cost $99,361,131)
98,840,633
Corporate Bonds 26 .9%
BELGIUM 0 .1%
Beverages 0 .1%
Anheuser-Busch Cos.
LLC, 4.70%, 2/1/2036 715,000 698,592
BERMUDA 0 .1%
Beverages 0 .1%
Bacardi-Martini BV, 5.55%,
2/1/2030(b) 1,250,000 1,271,428
CANADA 0 .2%
Capital Markets 0 .0%
†
Brookfield Finance, Inc.,
4.85%, 3/29/2029(d) 300,000 301,060
Oil, Gas & Consumable Fuels 0 .1%
Enbridge, Inc., 2.50%,
8/1/2033(d) 1,900,000 1,620,444
Professional Services 0 .0%
†
Thomson Reuters Corp.,
3.35%, 5/15/2026 100,000 99,938
Software 0 .1%
Constellation Software,
Inc., 5.46%,
2/16/2034(b)(d) 1,572,000 1,539,885
3,561,327
DENMARK 0 .1%
Biotechnology 0 .1%
GENMAB A/S, 6.25%,
12/15/2032(b)(d) 1,350,000 1,385,437
GERMANY 0 .0%
†
Capital Markets 0 .0%
†
Deutsche Bank AG,
(SOFR + 1.22%),
2.31%, 11/16/2027(e) 150,000 148,219
IRELAND 0 .3%
Consumer Finance 0 .3%
AerCap Ireland Capital
DAC
3.30%, 1/30/2032 2,289,000 2,092,232
3.40%, 10/29/2033 825,000 733,209
Avolon Holdings
Funding Ltd., 5.15%,
1/15/2030(b) 1,078,000 1,083,716
3,909,157
MEXICO 0 .3%
Beverages 0 .1%
Coca-Cola Femsa SAB de
CV, 2.75%, 1/22/2030 1,852,000 1,735,264
Corporate Bonds
Principal
Amount ($) Value ($)
MEXICO
Construction & Engineering 0 .2%
Mexico City Airport
Trust, Reg. S, 3.88%,
4/30/2028 2,510,000 2,477,386
4,212,650
NETHERLANDS 0 .2%
Semiconductors & Semiconductor Equipment 0 .2%
NXP BV
3.15%, 5/1/2027(d) 265,000 261,862
3.40%, 5/1/2030 750,000 716,849
2.50%, 5/11/2031(d) 1,950,000 1,752,890
2,731,601
SAUDI ARABIA 0 .2%
Oil, Gas & Consumable Fuels 0 .2%
Saudi Arabian Oil
Co., Reg. S, 3.50%,
4/16/2029 2,370,000 2,289,979
SOUTH KOREA 0 .0%
†
Metals & Mining 0 .0%
†
POSCO, 5.75%,
1/17/2028(b) 350,000 356,604
SPAIN 0 .3%
Banks 0 .2%
Banco Santander SA,
6.92%, 8/8/2033 2,400,000 2,601,229
Diversified Telecommunication Services 0 .1%
Telefonica Emisiones SA,
4.67%, 3/6/2038 1,575,000 1,426,668
4,027,897
SWITZERLAND 0 .3%
Capital Markets 0 .3%
UBS Group AG
(SOFR + 1.76%),
5.58%, 5/9/2036(b)(d)(e) 945,000 961,120
(SOFR + 1.34%),
5.20%, 8/10/2037(b)(e) 3,535,000 3,466,385
(US Treasury Yield
Curve Rate T Note
Constant Maturity 5
Year + 4.76%), 9.25%,
11/13/2033(b)(e)(f) 370,000 431,804
4,859,309
UNITED ARAB EMIRATES 0 .3%
Oil, Gas & Consumable Fuels 0 .2%
Galaxy Pipeline Assets
Bidco Ltd., Reg. S,
2.63%, 3/31/2036 2,770,000 2,402,277
Transportation Infrastructure 0 .1%
DP World Crescent Ltd.,
5.50%, 5/8/2035(b) 1,600,000 1,594,668
3,996,945

Nationwide Bond Portfolio - April 30, 2026 (Unaudited) - Statement of Investments - 7
Corporate Bonds
Principal
Amount ($) Value ($)
UNITED KINGDOM 1 .1%
Banks 0 .5%
Barclays plc
(SOFR + 1.59%),
5.79%, 2/25/2036(d)(e) 1,735,000 1,766,810
(SOFR + 1.51%),
5.21%, 2/24/2037(e) 3,550,000 3,450,024
NatWest Group plc
(US Treasury Yield
Curve Rate T Note
Constant Maturity 1
Year + 2.27%), 5.52%,
9/30/2028(e) 275,000 279,023
(US Treasury Yield
Curve Rate T Note
Constant Maturity 1
Year + 1.05%), 5.12%,
5/23/2031(e) 565,000 571,336
6,067,193
Consumer Finance 0 .0%
†
Macquarie Airfinance
Holdings Ltd., 6.40%,
3/26/2029(b) 185,000 191,249
Diversified Telecommunication Services 0 .2%
British
Telecommunications plc,
9.62%, 12/15/2030(c) 2,020,000 2,408,621
Ground Transportation 0 .1%
Ashtead Capital, Inc.,
5.80%, 4/15/2034(b)(d) 1,352,000 1,386,986
Tobacco 0 .3%
BAT Capital Corp.
3.56%, 8/15/2027(d) 300,000 296,844
2.26%, 3/25/2028 970,000 932,345
7.75%, 10/19/2032 110,000 126,213
6.00%, 2/20/2034(d) 2,584,000 2,733,923
BAT International Finance
plc, 4.45%, 3/16/2028 325,000 325,116
4,414,441
14,468,490
UNITED STATES 23 .4%
Aerospace & Defense 0 .7%
Boeing Co. (The)
5.04%, 5/1/2027(d) 200,000 201,106
5.15%, 5/1/2030 840,000 853,585
6.53%, 5/1/2034 1,089,000 1,190,952
3.38%, 6/15/2046 1,100,000 758,350
3.85%, 11/1/2048 2,525,000 1,822,656
6.86%, 5/1/2054 1,145,000 1,271,909
GE Capital International
Funding Co. Unlimited
Co., 4.42%, 11/15/2035 475,000 454,742
Howmet Aerospace, Inc.,
4.85%, 10/15/2031 650,000 655,547
Huntington Ingalls
Industries, Inc., 3.48%,
12/1/2027 500,000 492,083
TransDigm, Inc.
6.25%, 1/31/2034(b)(d) 1,460,000 1,493,005
Corporate Bonds
Principal
Amount ($) Value ($)
UNITED STATES
Aerospace & Defense
6.13%, 7/31/2034(b) 380,000 380,418
9,574,353
Automobiles 0 .0%
†
Hyundai Capital America,
6.20%, 9/21/2030(b) 235,000 246,516
Banks 3 .7%
Bank of America Corp.
(CME Term SOFR 3
Month + 1.84%), 3.82%,
1/20/2028(e) 500,000 498,071
(SOFR + 1.63%),
5.20%, 4/25/2029(e) 2,745,000 2,781,726
(SOFR + 1.06%),
2.09%, 6/14/2029(e) 3,325,000 3,164,425
(SOFR + 1.31%),
5.51%, 1/24/2036(e) 1,000,000 1,022,796
(US Treasury Yield
Curve Rate T Note
Constant Maturity 5
Year + 1.20%), 2.48%,
9/21/2036(e) 1,209,000 1,050,901
6.11%, 1/29/2037 2,125,000 2,230,647
(SOFR + 1.13%),
5.05%, 2/6/2037(e) 8,000,000 7,876,221
(SOFR + 1.57%),
5.49%, 4/23/2037(e) 3,575,000 3,554,403
Citigroup, Inc.
4.45%, 9/29/2027 400,000 400,147
(SOFR + 1.35%),
3.06%, 1/25/2033(e) 2,500,000 2,265,689
(SOFR + 1.83%),
6.02%, 1/24/2036(e) 825,000 846,956
First Horizon Corp.,
(SOFR + 1.77%),
5.51%, 3/7/2031(e) 230,000 233,465
JPMorgan Chase & Co.
(CME Term SOFR 3
Month + 2.52%), 2.96%,
5/13/2031(e) 1,775,000 1,656,482
(SOFR + 0.84%),
4.35%, 1/22/2032(e) 4,460,000 4,391,724
(SOFR + 1.68%),
5.57%, 4/22/2036(e) 705,000 725,238
(SOFR + 1.07%),
4.90%, 1/22/2037(e) 6,095,000 5,941,510
(SOFR + 1.30%),
5.19%, 2/5/2037(e) 1,810,000 1,780,604
KeyCorp, (United States
SOFR Compounded
Index + 2.06%), 4.79%,
6/1/2033(e) 3,550,000 3,481,483
M&T Bank Corp.
(SOFR + 2.80%),
7.41%, 10/30/2029(d)(e) 260,000 277,106
(SOFR + 1.85%),
5.05%, 1/27/2034(d)(e) 2,730,000 2,707,689
US Bancorp, (SOFR
+ 2.02%), 5.78%,
6/12/2029(e) 325,000 333,523

8 - Statement of Investments - April 30, 2026 (Unaudited) - Nationwide Bond Portfolio
Corporate Bonds
Principal
Amount ($) Value ($)
UNITED STATES
Banks
Wells Fargo & Co.
(SOFR + 2.10%),
4.90%, 7/25/2033(e) 366,000 365,258
(SOFR + 1.10%),
4.96%, 1/23/2037(e) 3,695,000 3,599,908
51,185,972
Beverages 0 .2%
Keurig Dr Pepper, Inc.
3.95%, 4/15/2029 573,000 562,757
3.20%, 5/1/2030 1,370,000 1,289,086
Pernod Ricard
International Finance
LLC, 1.63%, 4/1/2031(b) 1,780,000 1,536,432
3,388,275
Biotechnology 0 .2%
AbbVie, Inc., 4.25%,
11/21/2049 46,000 37,125
Amgen, Inc.
5.25%, 3/2/2030 973,000 997,646
5.25%, 3/2/2033 1,461,000 1,495,104
2,529,875
Building Products 0 .2%
Advanced Drainage
Systems, Inc., 5.38%,
3/1/2034(b) 515,000 507,720
Builders FirstSource, Inc.,
6.75%, 5/15/2035(b) 1,440,000 1,454,226
Carrier Global Corp.
2.70%, 2/15/2031(d) 650,000 598,079
5.90%, 3/15/2034 865,000 911,869
3,471,894
Capital Markets 1 .1%
Ares Capital Corp., 2.15%,
7/15/2026 175,000 174,119
Barings BDC, Inc., 3.30%,
11/23/2026 25,000 24,701
Blackstone Private
Credit Fund, 6.00%,
1/29/2032(d) 1,300,000 1,276,840
Blackstone Secured
Lending Fund, 5.88%,
11/15/2027(d) 2,400,000 2,417,381
Charles Schwab Corp.
(The), 2.45%, 3/3/2027 205,000 202,256
FactSet Research
Systems, Inc., 2.90%,
3/1/2027 925,000 912,920
FS KKR Capital Corp.,
2.63%, 1/15/2027 500,000 488,566
Golub Capital BDC, Inc.,
2.50%, 8/24/2026 163,000 161,523
LPL Holdings, Inc., 4.00%,
3/15/2029(b)(d) 915,000 890,619
Morgan Stanley
3.63%, 1/20/2027 1,000,000 996,570
Corporate Bonds
Principal
Amount ($) Value ($)
UNITED STATES
Capital Markets
(SOFR + 1.59%),
5.16%, 4/20/2029(e) 1,205,000 1,218,701
(SOFR + 1.73%),
5.47%, 1/18/2035(e) 420,000 427,963
(SOFR + 1.76%),
5.66%, 4/17/2036(e) 895,000 919,391
(SOFR + 1.36%),
2.48%, 9/16/2036(e) 5,050,000 4,371,604
14,483,154
Chemicals 0 .2%
Cabot Corp., 4.00%,
7/1/2029 720,000 706,889
EIDP, Inc., 2.30%,
7/15/2030 395,000 363,727
Solstice Advanced
Materials, Inc., 5.63%,
9/30/2033(b) 1,505,000 1,496,984
2,567,600
Commercial Services & Supplies 0 .2%
Cintas Corp. No. 2, 3.70%,
4/1/2027 4,000 3,989
CompoSecure Holdings
LLC, 5.63%, 2/1/2033(b)
(d) 2,065,000 2,024,093
Republic Services, Inc.,
3.95%, 5/15/2028 180,000 179,025
2,207,107
Communications Equipment 0 .1%
Motorola Solutions, Inc.,
4.60%, 5/23/2029 1,758,000 1,760,759
Construction & Engineering 0 .3%
AECOM, 6.00%,
8/1/2033(b) 1,465,000 1,476,959
Quanta Services, Inc.
2.90%, 10/1/2030(d) 100,000 93,135
2.35%, 1/15/2032 505,000 443,438
5.25%, 8/9/2034 2,147,000 2,177,230
4,190,762
Construction Materials 0 .0%
†
Martin Marietta
Materials, Inc., 3.50%,
12/15/2027(d) 300,000 295,863
Consumer Finance 0 .5%
Capital One Financial
Corp., 3.75%,
7/28/2026(d) 550,000 549,349
Ford Motor Credit Co. LLC
5.85%, 5/17/2027 558,000 562,761
5.42%, 4/9/2031(d) 5,355,000 5,308,539
6,420,649
Consumer Staples Distribution & Retail 0 .1%
Performance Food Group,
Inc., 5.63%, 3/1/2034(b) 1,915,000 1,875,095

Nationwide Bond Portfolio - April 30, 2026 (Unaudited) - Statement of Investments - 9
Corporate Bonds
Principal
Amount ($) Value ($)
UNITED STATES
Diversified Consumer Services 0 .3%
Cornell University, Series
2025, 4.73%, 6/15/2035 2,130,000 2,112,012
Graham Holdings Co.,
5.63%, 12/1/2033(b) 1,615,000 1,598,536
3,710,548
Diversified REITs 0 .1%
GLP Capital LP, 5.75%,
6/1/2028 510,000 516,668
VICI Properties LP, 4.50%,
1/15/2028(b) 250,000 248,428
765,096
Diversified Telecommunication Services 0 .7%
AT&T, Inc.
2.75%, 6/1/2031 575,000 524,904
4.85%, 3/1/2039(d) 1,750,000 1,626,266
Comcast Corp.
5.30%, 6/1/2034(d) 531,000 538,440
3.75%, 4/1/2040 1,500,000 1,215,446
QTS Fayetteville I
Dc1-2 LLC, 5.70%,
4/15/2036(b) 6,055,000 5,889,086
Sprint Capital Corp.,
8.75%, 3/15/2032 255,000 303,432
10,097,574
Electric Utilities 0 .4%
American Electric Power
Co., Inc., 2.30%,
3/1/2030 100,000 91,929
Arizona Public Service
Co., 2.20%, 12/15/2031 210,000 183,395
Commonwealth Edison
Co., 2.20%, 3/1/2030 149,000 137,039
Duke Energy Corp.,
4.30%, 3/15/2028 90,000 89,865
Entergy Texas, Inc.,
4.00%, 3/30/2029 100,000 99,195
Indiana Michigan
Power Co., 3.85%,
5/15/2028(d) 200,000 198,175
Interstate Power and Light
Co., 4.10%, 9/26/2028 100,000 99,300
NRG Energy, Inc., 6.25%,
11/1/2034(b)(d) 1,470,000 1,487,096
Oncor Electric Delivery Co.
LLC
4.15%, 6/1/2032 125,000 121,459
4.55%, 9/15/2032 160,000 158,131
Pacific Gas and Electric
Co., 3.30%, 8/1/2040(d) 550,000 411,453
PacifiCorp, 2.70%,
9/15/2030 100,000 91,918
PPL Capital Funding, Inc.,
3.10%, 5/15/2026(d) 50,000 49,975
Southern Co. (The), Series
21-B, 1.75%, 3/15/2028 550,000 524,403
Tucson Electric Power Co.,
1.50%, 8/1/2030(d) 100,000 87,917
Corporate Bonds
Principal
Amount ($) Value ($)
UNITED STATES
Electric Utilities
Wisconsin Power and
Light Co.
1.95%, 9/16/2031 35,000 30,520
3.95%, 9/1/2032 155,000 147,932
Xcel Energy, Inc.
3.35%, 12/1/2026 775,000 770,910
1.75%, 3/15/2027 850,000 832,145
5,612,757
Electrical Equipment 0 .4%
Regal Rexnord Corp.,
6.30%, 2/15/2030(d) 2,286,000 2,392,069
Vertiv Holdings Co.,
4.85%, 3/15/2036 2,535,000 2,467,713
4,859,782
Electronic Equipment, Instruments & Components 0 .1%
Allegion US Holding Co.,
Inc.
3.55%, 10/1/2027 60,000 59,187
5.60%, 5/29/2034 695,000 711,800
CDW LLC, 3.25%,
2/15/2029(d) 125,000 119,410
890,397
Entertainment 0 .1%
Electronic Arts, Inc.,
2.95%, 2/15/2051 1,112,000 916,033
Financial Services 0 .8%
Block Financial LLC,
2.50%, 7/15/2028 275,000 260,494
Block, Inc., 6.50%,
5/15/2032 1,505,000 1,533,676
Fidelity National
Information Services,
Inc., 4.80%, 3/10/2031 2,625,000 2,610,972
Global Payments, Inc.
5.30%, 8/15/2029(d) 3,065,000 3,083,983
5.55%, 11/15/2035 1,365,000 1,316,489
National Rural Utilities
Cooperative Finance
Corp.
1.00%, 6/15/2026 100,000 99,630
1.35%, 3/15/2031 100,000 85,758
Rocket Mortgage LLC,
4.00%, 10/15/2033(b)(d) 1,630,000 1,468,584
10,459,586
Food Products 1 .0%
Bunge Ltd. Finance Corp.,
4.20%, 9/17/2029 792,000 784,927
Campbell's Co. (The)
5.40%, 3/21/2034 1,802,000 1,751,922
4.75%, 3/23/2035 508,000 467,869
General Mills, Inc., 4.20%,
4/17/2028(d) 250,000 248,669
J M Smucker Co. (The),
6.20%, 11/15/2033(d) 602,000 641,989
Mars, Inc.
4.80%, 3/1/2030(b) 725,000 732,344

10 - Statement of Investments - April 30, 2026 (Unaudited) - Nationwide Bond Portfolio
Corporate Bonds
Principal
Amount ($) Value ($)
UNITED STATES
Food Products
5.00%, 3/1/2032(b) 2,250,000 2,282,517
5.20%, 3/1/2035(b)(d) 6,550,000 6,608,449
13,518,686
Gas Utilities 0 .0%
†
Atmos Energy Corp.,
3.00%, 6/15/2027 50,000 49,352
ONE Gas, Inc., 4.25%,
9/1/2032 195,000 189,836
Piedmont Natural Gas Co.,
Inc., 3.50%, 6/1/2029 100,000 97,093
336,281
Ground Transportation 0 .1%
Penske Truck Leasing Co.
LP, 5.25%, 7/1/2029(b) 1,558,000 1,581,202
Health Care Equipment & Supplies 0 .3%
Alcon Finance Corp.,
3.00%, 9/23/2029(b) 562,000 534,805
Solventum Corp.
5.40%, 3/1/2029(d) 727,000 743,364
5.45%, 3/13/2031 1,315,000 1,351,208
5.60%, 3/23/2034(d) 925,000 945,627
3,575,004
Health Care Providers & Services 2 .2%
Adventist Health System,
Series 2025, 4.74%,
12/1/2030(d) 2,765,000 2,732,153
Adventist Health System,
5.76%, 12/1/2034(d) 645,000 662,910
Ascension Health,
Series 2025, 4.92%,
11/15/2035 1,340,000 1,323,272
Cencora, Inc.
2.80%, 5/15/2030 100,000 93,452
2.70%, 3/15/2031 2,923,000 2,669,344
Cigna Group (The), 5.13%,
5/15/2031(d) 3,265,000 3,335,147
CommonSpirit Health,
4.35%, 9/1/2030(d) 1,080,000 1,062,050
CommonSpirit Health,
Series 2025, 4.98%,
9/1/2035 1,645,000 1,595,365
CVS Health Corp., 4.78%,
3/25/2038(d) 1,900,000 1,760,721
Elevance Health, Inc.,
4.60%, 9/15/2032 3,385,000 3,333,659
HCA, Inc.
5.25%, 6/15/2026 500,000 500,388
4.50%, 2/15/2027 2,725,000 2,724,982
4.13%, 6/15/2029 270,000 266,370
5.45%, 4/1/2031 2,115,000 2,171,436
Humana, Inc., 5.95%,
3/15/2034 325,000 333,403
Laboratory Corp. of
America Holdings,
4.80%, 10/1/2034 463,000 452,150
Corporate Bonds
Principal
Amount ($) Value ($)
UNITED STATES
Health Care Providers & Services
PeaceHealth Obligated
Group, 4.34%,
11/15/2028(d) 855,000 850,960
UnitedHealth Group, Inc.
5.00%, 4/15/2034 1,525,000 1,526,999
3.05%, 5/15/2041 1,125,000 840,443
5.88%, 2/15/2053 775,000 768,281
5.05%, 4/15/2053 1,021,000 904,165
29,907,650
Hotel & Resort REITs 0 .0%
†
RHP Hotel Properties LP,
5.75%, 3/15/2034(b) 535,000 531,794
Hotels, Restaurants & Leisure 1 .3%
Airbnb, Inc., 5.25%,
3/16/2036 1,940,000 1,934,755
Carnival Corp., 5.75%,
8/1/2032(b)(d) 1,470,000 1,477,391
Choice Hotels
International, Inc.
3.70%, 12/1/2029(d) 1,215,000 1,162,930
3.70%, 1/15/2031 3,009,000 2,820,993
5.85%, 8/1/2034(d) 713,000 720,822
Expedia Group, Inc.,
3.25%, 2/15/2030(d) 1,271,000 1,205,992
Hyatt Hotels Corp., 5.50%,
6/30/2034(d) 1,853,000 1,883,000
Las Vegas Sands Corp.
5.63%, 6/15/2028 690,000 700,105
6.00%, 6/14/2030 250,000 257,767
Marriott International, Inc.,
4.88%, 5/15/2029(d) 591,000 597,603
Marriott International,
Inc., Series HH, 2.85%,
4/15/2031 3,000,000 2,750,033
McDonald's Corp., 3.50%,
7/1/2027 750,000 743,840
Viking Cruises Ltd., 5.88%,
10/15/2033(b) 1,485,000 1,488,773
17,744,004
Insurance 0 .1%
Aon Corp., 2.80%,
5/15/2030(d) 200,000 186,421
Chubb INA Holdings LLC,
6.80%, 11/15/2031 549,000 605,063
Willis North America, Inc.
4.50%, 9/15/2028 250,000 249,667
2.95%, 9/15/2029 200,000 189,633
1,230,784
Interactive Media & Services 0 .9%
Alphabet, Inc., 4.10%,
11/15/2030 4,250,000 4,213,817
Meta Platforms, Inc.
4.20%, 11/15/2030 1,875,000 1,853,084
4.88%, 11/15/2035(d) 4,550,000 4,434,451

Nationwide Bond Portfolio - April 30, 2026 (Unaudited) - Statement of Investments - 11
Corporate Bonds
Principal
Amount ($) Value ($)
UNITED STATES
Interactive Media & Services
Snap, Inc., 6.88%,
3/1/2033(b)(d) 1,465,000 1,426,232
11,927,584
IT Services 0 .0%
†
International Business
Machines Corp., 4.15%,
7/27/2027(d) 160,000 159,824
Kyndryl Holdings, Inc.,
2.05%, 10/15/2026 5,000 4,934
164,758
Life Sciences Tools & Services 0 .0%
†
Agilent Technologies, Inc.,
2.75%, 9/15/2029(d) 250,000 236,856
Machinery 0 .3%
AGCO Corp., 5.80%,
3/21/2034(d) 1,422,000 1,462,813
Esab Corp., 5.63%,
4/1/2031(b)(d) 1,165,000 1,175,729
IDEX Corp., 2.63%,
6/15/2031(d) 275,000 249,297
Ingersoll Rand, Inc.,
5.70%, 8/14/2033 1,660,000 1,728,692
4,616,531
Media 0 .1%
Time Warner Cable LLC,
5.88%, 11/15/2040(d) 825,000 745,982
Metals & Mining 0 .2%
Commercial Metals Co.,
6.00%, 12/15/2035(b)(d) 1,275,000 1,273,739
Freeport-McMoRan, Inc.,
4.13%, 3/1/2028(d) 115,000 114,410
Reliance, Inc., 2.15%,
8/15/2030 1,620,000 1,459,894
2,848,043
Multi-Utilities 0 .1%
Ameren Corp., 3.50%,
1/15/2031(d) 200,000 189,829
CenterPoint Energy, Inc.,
2.95%, 3/1/2030 89,000 83,719
Dominion Energy, Inc.,
Series C, 3.38%,
4/1/2030 100,000 95,546
Sempra
3.25%, 6/15/2027 100,000 98,658
3.70%, 4/1/2029 200,000 195,422
Southern Co. Gas Capital
Corp., Series 20-A,
1.75%, 1/15/2031 100,000 87,956
WEC Energy Group, Inc.,
5.15%, 10/1/2027(d) 180,000 181,806
932,936
Oil, Gas & Consumable Fuels 1 .2%
Cheniere Corpus Christi
Holdings LLC, 5.13%,
6/30/2027 945,000 949,075
Corporate Bonds
Principal
Amount ($) Value ($)
UNITED STATES
Oil, Gas & Consumable Fuels
Chord Energy Corp.,
6.75%, 3/15/2033(b)(d) 1,475,000 1,534,844
Columbia Pipelines
Operating Co. LLC,
6.04%, 11/15/2033(b) 525,000 554,573
DBR Land Holdings LLC,
6.25%, 12/1/2030(b) 710,000 726,862
Devon Energy Corp.
5.88%, 6/15/2028(d) 1,450,000 1,450,093
4.50%, 1/15/2030 389,000 387,557
EQT Corp.
3.90%, 10/1/2027 252,000 249,440
5.00%, 1/15/2029(d) 810,000 815,606
7.00%, 2/1/2030(c) 100,000 106,873
Kinder Morgan, Inc.,
1.75%, 11/15/2026(d) 1,400,000 1,382,185
MPLX LP
4.80%, 2/15/2029 733,000 738,388
2.65%, 8/15/2030(d) 1,475,000 1,362,013
Northwest Pipeline LLC,
4.00%, 4/1/2027(d) 275,000 274,494
Occidental Petroleum
Corp., 7.88%, 9/15/2031 1,452,000 1,651,700
ONEOK, Inc., 4.00%,
7/13/2027 800,000 795,272
Targa Resources Corp.,
4.20%, 2/1/2033 220,000 208,992
Venture Global
Plaquemines LNG LLC
6.13%, 12/15/2030(b) 805,000 830,179
6.50%, 6/15/2034(b) 835,000 873,771
Williams Cos., Inc. (The),
4.65%, 8/15/2032 2,050,000 2,028,638
16,920,555
Passenger Airlines 0 .1%
United Airlines Holdings,
Inc., 5.38%, 3/1/2031(d) 1,191,000 1,173,866
Pharmaceuticals 0 .3%
Amneal Pharmaceuticals
LLC, 6.88%, 8/1/2032(b) 1,445,000 1,500,687
Royalty Pharma plc,
5.40%, 9/2/2034 2,468,000 2,501,144
Zoetis, Inc., 3.90%,
8/20/2028 465,000 459,978
4,461,809
Professional Services 0 .2%
CACI International, Inc.,
6.38%, 6/15/2033(b) 2,050,000 2,097,259
Residential REITs 0 .1%
Camden Property Trust,
3.15%, 7/1/2029 100,000 96,025
Invitation Homes
Operating Partnership
LP, 2.00%, 8/15/2031 2,075,000 1,783,330
1,879,355

12 - Statement of Investments - April 30, 2026 (Unaudited) - Nationwide Bond Portfolio
Corporate Bonds
Principal
Amount ($) Value ($)
UNITED STATES
Semiconductors & Semiconductor Equipment 0 .5%
Amkor Technology, Inc.,
5.88%, 10/1/2033(b) 1,485,000 1,493,071
Broadcom, Inc., 1.95%,
2/15/2028(d) 625,000 601,125
Intel Corp.
5.20%, 2/10/2033 2,300,000 2,329,513
5.15%, 2/21/2034 426,000 426,835
Qnity Electronics, Inc.,
6.25%, 8/15/2033(b)(d) 1,460,000 1,493,764
Xilinx, Inc., 2.38%,
6/1/2030(d) 250,000 230,964
6,575,272
Software 2 .3%
AppLovin Corp., 5.50%,
12/1/2034(d) 2,888,000 2,886,893
Fair Isaac Corp., 6.00%,
5/15/2033(b)(d) 1,475,000 1,454,680
Microsoft Corp., 3.40%,
9/15/2026 410,000 409,312
Oracle Corp.
2.30%, 3/25/2028(d) 600,000 572,752
5.25%, 2/3/2032(d) 1,299,000 1,280,382
4.80%, 9/26/2032(d) 1,495,000 1,421,543
4.90%, 2/6/2033 1,244,000 1,181,050
5.35%, 5/4/2033 2,025,000 1,969,049
5.20%, 9/26/2035 1,735,000 1,616,632
5.70%, 2/4/2036 1,820,000 1,747,834
6.90%, 11/9/2052(d) 2,525,000 2,389,708
6.00%, 8/3/2055 850,000 712,632
6.70%, 2/4/2056 705,000 649,730
Salesforce, Inc.
4.90%, 9/15/2031 5,840,000 5,822,846
5.55%, 3/15/2036 5,249,000 5,234,501
ServiceNow, Inc., 1.40%,
9/1/2030(d) 422,000 367,727
Synopsys, Inc., 5.00%,
4/1/2032(d) 2,223,000 2,246,489
VMware LLC, 4.70%,
5/15/2030 35,000 35,199
31,998,959
Specialized REITs 0 .3%
American Tower Corp.
1.45%, 9/15/2026 210,000 207,755
2.75%, 1/15/2027 300,000 297,024
Crown Castle, Inc., 2.90%,
3/15/2027 100,000 98,632
Extra Space Storage LP
3.88%, 12/15/2027 300,000 297,064
3.90%, 4/1/2029 1,205,000 1,183,356
Public Storage Operating
Co.
3.39%, 5/1/2029(d) 550,000 536,363
2.30%, 5/1/2031(d) 2,225,000 2,003,148
4,623,342
Specialty Retail 0 .2%
AutoNation, Inc., 4.75%,
6/1/2030(d) 1,425,000 1,418,759
Corporate Bonds
Principal
Amount ($) Value ($)
UNITED STATES
Specialty Retail
Lowe's Cos., Inc., 1.70%,
10/15/2030 2,025,000 1,792,511
3,211,270
Technology Hardware, Storage & Peripherals 0 .2%
Hewlett Packard
Enterprise Co., 5.00%,
10/15/2034 1,881,000 1,837,962
HP, Inc.
3.00%, 6/17/2027 35,000 34,448
4.00%, 4/15/2029(d) 979,000 962,837
2,835,247
Tobacco 0 .2%
Altria Group, Inc., 4.80%,
2/14/2029(d) 2,327,000 2,344,283
Trading Companies & Distributors 0 .5%
Sumisho Air Lease Corp.
4.85%, 3/24/2031(b) 2,545,000 2,522,693
5.20%, 7/15/2031 2,350,000 2,363,060
United Rentals North
America, Inc., 5.38%,
11/15/2033(b) 2,560,000 2,531,283
7,417,036
Water Utilities 0 .0%
†
American Water Capital
Corp., Class C, 2.95%,
9/1/2027 100,000 98,305
Essential Utilities, Inc.,
2.70%, 4/15/2030(d) 50,000 46,497
144,802
Wireless Telecommunication Services 0 .3%
T-Mobile USA, Inc., 3.50%,
4/15/2031 4,271,000 4,040,720
321,131,517
Total Corporate Bonds
(cost $369,924,892) 369,049,152
Municipal Bonds 0 .2%
CALIFORNIA 0 .1%
California Public Finance
Authority, RB, Series
2026 B,5.40%,
11/15/2036 1,350,000 1,351,916
FLORIDA 0 .0%
†
State Board of
Administration Finance
Corp., RB, Series
A,2.15%, 7/1/2030 75,000 68,865
MARYLAND 0 .1%
Maryland Economic
Development Corp., RB,
Series 2024,4.97%,
11/30/2032 490,000 500,593

Nationwide Bond Portfolio - April 30, 2026 (Unaudited) - Statement of Investments - 13
Municipal Bonds
Principal
Amount ($) Value ($)
MARYLAND
Series 2024,5.02%,
11/30/2033 825,000 842,438
1,343,031
MASSACHUSETTS 0 .0%
†
Commonwealth of
Massachusetts, GO,
Series A,4.91%,
5/1/2029 100,000 101,280
Total Municipal Bonds
(cost $2,852,248) 2,865,092
Mortgage-Backed Securities 28 .3%
FHLMC UMBS Pool
Pool# QB2929
2.00%, 9/1/2050 136,987 110,820
Pool# QB4050
2.00%, 10/1/2050 752,364 608,179
Pool# QB3891
2.00%, 10/1/2050 100,330 81,207
Pool# RA3986
2.50%, 11/1/2050 1,232,011 1,041,638
Pool# SD1384
2.50%, 11/1/2050 275,316 235,609
Pool# SD8129
2.50%, 2/1/2051 2,962,237 2,508,123
Pool# SD7536
2.50%, 2/1/2051 1,181,703 1,011,017
Pool# SD8145
1.50%, 5/1/2051 3,866,671 2,967,505
Pool# SD7543
2.50%, 8/1/2051 7,382,704 6,322,279
Pool# QD0652
2.00%, 11/1/2051 299,639 243,525
Pool# SD8200
2.50%, 3/1/2052 4,034,656 3,397,431
Pool# SD7555
3.00%, 8/1/2052 2,944,647 2,619,898
Pool# SD1501
4.00%, 8/1/2052 913,898 861,257
Pool# RA7920
4.00%, 9/1/2052 1,274,563 1,200,590
Pool# RA8213
6.00%, 11/1/2052 990,505 1,031,645
Pool# SD2056
6.00%, 12/1/2052 637,858 664,352
Pool# RA8419
6.00%, 1/1/2053 1,257,135 1,300,882
Pool# RA8417
6.00%, 1/1/2053 655,519 682,747
Pool# SD7563
4.50%, 5/1/2053 7,659,994 7,470,310
Pool# SD4473
6.50%, 12/1/2053 658,021 695,795
Pool# SD7571
6.50%, 6/1/2054 6,628,666 7,008,407
Pool# SL2043
5.50%, 7/1/2055 10,669,594 10,819,628
FNMA UMBS Pool
Pool# BM5108
3.00%, 2/1/2033 579,917 563,312
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA UMBS Pool
Pool# MA4106
1.50%, 7/1/2035 576,836 521,177
Pool# CA9152
2.50%, 2/1/2036 1,513,037 1,431,957
Pool# BT2234
2.00%, 4/1/2037 3,367,585 3,090,731
Pool# CB3758
2.00%, 5/1/2037 1,864,064 1,710,321
Pool# MA4685
1.50%, 6/1/2037 2,107,199 1,890,574
Pool# FS0146
3.50%, 9/1/2043 1,175,449 1,105,392
Pool# BE3774
4.00%, 7/1/2047 684,145 649,906
Pool# BM2007
4.00%, 9/1/2048 187,976 178,962
Pool# CA2471
4.00%, 10/1/2048 720,685 685,900
Pool# MA3692
3.50%, 7/1/2049 2,258,085 2,072,550
Pool# FM2363
3.00%, 1/1/2050 657,773 590,366
Pool# CA6032
2.50%, 6/1/2050 1,806,906 1,546,293
Pool# CA6020
3.00%, 6/1/2050 1,630,388 1,430,939
Pool# MA4158
2.00%, 10/1/2050 9,162,507 7,409,333
Pool# CA7404
4.00%, 10/1/2050 3,038,307 2,876,341
Pool# MA4182
2.00%, 11/1/2050 8,968,829 7,242,030
Pool# FS4481
2.50%, 11/1/2050 2,358,831 2,018,758
Pool# MA4210
2.50%, 12/1/2050 395,825 335,065
Pool# FM5525
2.50%, 1/1/2051 3,326,214 2,808,646
Pool# FS2772
2.50%, 2/1/2051 117,556 100,600
Pool# FM6554
2.00%, 3/1/2051 981,734 797,914
Pool# BR6352
2.50%, 3/1/2051 544,791 468,096
Pool# FM6834
2.00%, 4/1/2051 457,157 371,559
Pool# BR7647
2.00%, 4/1/2051 57,843 47,032
Pool# MA4356
2.50%, 6/1/2051 3,464,814 2,924,541
Pool# FM8057
3.00%, 7/1/2051 3,215,974 2,870,423
Pool# MA4398
2.00%, 8/1/2051 5,829,059 4,697,978
Pool# MA4400
3.00%, 8/1/2051 2,893,501 2,547,072
Pool# FM8779
2.50%, 9/1/2051 689,943 590,623
Pool# MA4437
2.00%, 10/1/2051 863,650 695,196
Pool# FM8997
2.50%, 10/1/2051 6,815,543 5,826,796

14 - Statement of Investments - April 30, 2026 (Unaudited) - Nationwide Bond Portfolio
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA UMBS Pool
Pool# CB1805
2.50%, 10/1/2051 2,722,454 2,336,602
Pool# FM9450
2.00%, 11/1/2051 134,052 108,949
Pool# CB2045
2.50%, 11/1/2051 1,602,205 1,370,316
Pool# FM9492
2.50%, 11/1/2051 1,259,721 1,082,009
Pool# FM9578
2.00%, 12/1/2051 24,934 20,265
Pool# CB2809
2.50%, 2/1/2052 2,470,376 2,083,924
Pool# CB3156
2.00%, 3/1/2052 1,556,795 1,258,651
Pool# CB3368
3.00%, 4/1/2052 1,510,776 1,325,607
Pool# CB3769
3.50%, 6/1/2052 1,026,050 939,122
Pool# CB5087
5.50%, 11/1/2052 10,422,591 10,661,942
Pool# FS3440
6.00%, 12/1/2052 1,328,125 1,381,616
Pool# CB6821
5.50%, 8/1/2053 18,175,263 18,342,379
Pool# CB7143
6.50%, 9/1/2053 1,160,176 1,209,373
Pool# CB7603
6.00%, 12/1/2053 6,091,795 6,230,662
Pool# FS8303
6.00%, 6/1/2054 824,296 856,541
FNMA/FHLMC UMBS,
15 Year, Single Family
TBA 2.00%, 5/25/2041 6,000,000 5,501,064
FNMA/FHLMC UMBS,
15 Year, Single Family
Conventional Pool TBA
4.50%, 5/25/2041 9,000,000 8,929,344
FNMA/FHLMC UMBS,
30 Year, Single Family
TBA
2.00%, 5/25/2056 1,000,000 799,894
2.50%, 5/25/2056 32,000,000 26,790,491
3.00%, 5/25/2056 6,000,000 5,251,755
3.50%, 5/25/2056 6,000,000 5,460,818
4.00%, 5/25/2056 7,000,000 6,563,868
5.00%, 5/25/2056 9,000,000 8,865,812
5.50%, 5/25/2056 37,000,000 37,184,051
6.50%, 5/25/2056 1,000,000 1,037,470
FNMA/FHLMC UMBS,
30 Year, Single Family
Conventional Pool TBA
6.00%, 5/25/2056 14,000,000 14,291,655
GNMA II Pool
Pool# MA0317
3.00%, 8/20/2042 323,506 296,653
Pool# AC0071
3.50%, 10/20/2042 471,116 435,619
Pool# MA2600
3.00%, 2/20/2045 350,445 316,944
Pool# MA2825
3.00%, 5/20/2045 255,570 231,086
Pool# MA4509
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
GNMA II Pool
3.00%, 6/20/2047 332,466 296,845
Pool# MA4718
3.00%, 9/20/2047 307,258 276,523
Pool# MA6409
3.00%, 1/20/2050 130,989 116,998
Pool# 785702
2.50%, 10/20/2051 720,707 613,796
Pool# MA7705
2.50%, 11/20/2051 2,991,761 2,565,370
Pool# 785764
2.50%, 11/20/2051 899,694 771,119
Pool# MA7707
3.50%, 11/20/2051 2,062,429 1,883,985
Pool# MA7766
2.00%, 12/20/2051 12,061,954 9,928,323
Pool# MA7767
2.50%, 12/20/2051 8,476,903 7,268,739
Pool# 785787
2.50%, 12/20/2051 711,521 606,413
Pool# 785788
2.50%, 12/20/2051 516,492 442,679
Pool# MA8150
4.00%, 7/20/2052 377,143 355,952
Pool# MA8197
2.50%, 8/20/2052 341,804 294,360
Pool# MA8198
3.00%, 8/20/2052 1,723,076 1,539,051
Pool# MA8201
4.50%, 8/20/2052 200,406 194,888
Pool# MA8427
4.50%, 11/20/2052 13,843,807 13,454,416
Pool# MA8643
3.00%, 2/20/2053 2,903,062 2,601,136
Pool# MA8644
3.50%, 2/20/2053 3,757,998 3,439,197
Pool# MA9668
5.50%, 5/20/2054 9,676,494 9,787,798
GNMA TBA
2.00%, 5/15/2056 10,000,000 8,225,498
2.50%, 5/15/2056 8,000,000 6,851,373
5.50%, 5/15/2056 3,000,000 3,021,082
6.00%, 5/15/2056 26,000,000 26,505,902
Total Mortgage-Backed Securities
(cost $398,066,337) 387,185,152
Foreign Government Securities 1 .4%
CANADA 0 .0%
†
Province of Alberta,
1.30%, 7/22/2030 60,000 53,492
Province of British
Columbia, 1.30%,
1/29/2031 25,000 21,923
Province of Ontario
2.30%, 6/15/2026 45,000 44,915
1.05%, 5/21/2027 25,000 24,258
2.00%, 10/2/2029 25,000 23,365
1.13%, 10/7/2030 40,000 35,157
Province of Quebec,
2.75%, 4/12/2027 25,000 24,733
227,843

Nationwide Bond Portfolio - April 30, 2026 (Unaudited) - Statement of Investments - 15
Foreign Government Securities
Principal
Amount ($) Value ($)
CHILE 0 .0%
†
Republic of Chile, 3.25%,
9/21/2071 860,000 532,426
HUNGARY 0 .3%
Hungary Government
Bond
Reg. S, 6.13%,
5/22/2028 940,000 967,247
Reg. S, 6.00%,
9/26/2035 1,380,000 1,435,010
3.13%, 9/21/2051 (b) 1,560,000 974,103
3,376,360
INDONESIA 0 .1%
Republic of Indonesia,
4.10%, 3/4/2034 EUR 1,250,000 1,437,118
MEXICO 0 .4%
Eagle Funding Luxco Sarl,
5.50%, 8/17/2030 (b) 2,840,000 2,861,868
United Mexican States
6.88%, 5/13/2037 1,320,000 1,391,874
3.75%, 4/19/2071 2,330,000 1,349,070
5,602,812
PANAMA 0 .0%
†
Republic of Panama,
3.87%, 7/23/2060 500,000 344,500
PERU 0 .1%
Republic of Peru
5.38%, 2/8/2035 100,000 100,800
5.50%, 3/30/2036 510,000 514,003
614,803
POLAND 0 .1%
Republic of Poland,
5.13%, 9/18/2034 780,000 784,312
ROMANIA 0 .3%
Romania Government
Bond
Reg. S, 6.38%,
1/30/2034 3,500,000 3,535,585
5.75%, 7/4/2036 (b) 400,000 376,856
3,912,441
SERBIA 0 .1%
Republic of Serbia, 5.50%,
5/6/2036 (b) 1,700,000 1,656,234
Total Foreign Government Securities
(cost $18,624,525) 18,488,849
U.S. Treasury Obligations 29 .7%
U.S. Treasury Bonds
4.38%, 5/15/2040 5,800,000 5,593,375
4.25%, 11/15/2040 7,250,000 6,858,613
4.75%, 2/15/2041 6,830,000 6,811,858
3.38%, 8/15/2042 12,050,000 9,993,498
2.75%, 11/15/2042 3,050,000 2,300,725
4.00%, 11/15/2042 2,550,000 2,290,518
4.50%, 2/15/2044 14,450,000 13,692,504
4.63%, 5/15/2044 14,370,000 13,814,285
4.63%, 11/15/2044 12,500,000 11,986,816
U.S. Treasury Obligations
Principal
Amount ($) Value ($)
U.S. Treasury Bonds
4.63%, 2/15/2046 3,560,000 3,399,800
3.00%, 2/15/2047 4,700 3,468
3.00%, 2/15/2048 11,820,000 8,622,136
2.38%, 11/15/2049 3,600,000 2,267,437
1.63%, 11/15/2050 7,000,000 3,607,734
2.25%, 2/15/2052 4,180,000 2,486,447
2.88%, 5/15/2052 2,500,000 1,711,328
3.00%, 8/15/2052 4,521,400 3,172,928
4.00%, 11/15/2052 22,602,800 19,182,361
4.75%, 11/15/2053 12,360,000 11,868,497
U.S. Treasury Inflation
Linked Bonds, 1.50%,
2/15/2053 9,833,685 7,524,869
U.S. Treasury Notes
3.75%, 6/30/2027 34,440,000 34,411,749
4.63%, 4/30/2031 68,720,000 70,523,900
4.50%, 12/31/2031 83,060,000 84,724,444
3.88%, 8/15/2034 81,930,000 79,504,104
Total U.S. Treasury Obligations
(cost $420,462,015) 406,353,394
Short-Term Investments 0 .1%
Shares
Money Market Funds 0 .1%
Invesco Government
& Agency Portfolio,
Institutional Shares,
3.58% (g)(h) 600,000 600,000
Morgan Stanley
Institutional Liquidity
Fund - Government
Portfolio, Institutional
Shares, 3.57% (g)(h) 400,000 400,000
Total Short-Term Investment
(cost $1,000,000)
1,000,000
Repurchase Agreements 1 .5%
Principal
Amount ($)
CF Secured, LLC 3.61%,
dated 4/30/2026, due
5/1/2026, repurchase
price $8,316,561,
collateralized by U.S.
Government Treasury
Securities, ranging from
0.00% - 6.13%, maturing
5/15/2026 - 2/15/2056;
total market value
$8,482,893. (h)(i) 8,315,728 8,315,728

16 - Statement of Investments - April 30, 2026 (Unaudited) - Nationwide Bond Portfolio
Repurchase Agreements
Principal
Amount ($) Value ($)
Santander US Capital
Markets 3.64%,
dated 4/30/2026, due
5/1/2026, repurchase
price $13,001,314,
collateralized by U.S.
Government Treasury
Securities, ranging from
1.63% - 6.25%, maturing
11/30/2026 - 2/15/2054;
total market value
$13,261,341. (h)(i) 13,000,000 13,000,000
Total Repurchase
Agreements
(cost $21,315,728)
21,315,728
Purchased Swaptions 0 .0%
†
Put Option 0.0%
†
Options purchased on interest rate swaps 0 .0%
†
1-Year Interest Rate
Swap Receive 4.002%
Pay 1 day SONIA ,
Exp: 6/30/2026 , Barclays
Bank ,
Exercise Rate: 4 .00 % GBP 11,880,000 7,783
Total Purchased Swaptions
(cost  $19,026) 7,783
Total Investments Before TBA Sale Commitments
(cost $1,560,827,259) — 112.0% 1,534,914,970
TBA Sale Commitments ( 1 .0 ) %
Mortgage-Backed Security
FNMA/FHLMC UMBS,
30 Year, Single Family
TBA 4.50%, 5/25/2056 (5,000,000) (4,809,028)
GNMA TBA
3.50%, 5/15/2056 (6,000,000) (5,422,735)
4.50%, 5/15/2056 (3,000,000) (2,892,656)
Total TBA Sale Commitment
(cost $(13,219,297)) (13,124,419)
Total Investments
(cost $1,547,607,962) — 111.0% 1,521,790,551
Liabilities in excess of other assets
— (11.0)% (150,870,959)
NET ASSETS — 100.0%
$ 1,370,919,592
† Amount rounds to less than 0.1%.
(a) Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest
rates and prepayments on the underlying pool of assets.  See
Note – for further information. The interest rate shown was
the current rate as of April 30, 2026.
(b) Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board
of Trustees. The liquidity determination is unaudited. The
aggregate value of these securities as of April 30, 2026 was
$339,009,445 which represents 24.73% of net assets.
(c) Step Bond. Coupon rate is set for an initial period and then increases to a higher coupon rate at a specific date. The rate shown is the rate as of April 30, 2026.
(d) The security or a portion of this security is on loan as of
April 30, 2026. The total value of securities on loan as of
April 30, 2026 was $71,491,217, which was collateralized by
cash used to purchase money market funds and repurchase
agreements with a value of $1,000,000 and $21,315,728,
respectively, and by $51,649,894 of collateral in the form
of  U.S. Government Treasury Securities, interest rates
ranging from 0.00% - 6.25%, and maturity dates ranging from
5/15/2026 - 2/15/2056, a total value of $73,965,622.
(e) Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate as
of April 30, 2026.
(f) Perpetual Bond Security. The rate reflected in the Statement of Investments is the rate in effect on April 30, 2026. The
maturity date reflects the next call date.
(g) Represents 7-day effective yield as of April 30, 2026.
(h) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of April 30, 2026 was $22,315,728.
(i) Please refer to Note 2 for additional information on the joint repurchase agreement.
ACES Alternative Credit Enhancement Services
CLO Collateralized Loan Obligations
FHLMC Federal Home Loan Mortgage Corp.
FNMA Federal National Mortgage Association
GNMA Government National Mortgage Association
GO General Obligation
RB Revenue Bond
Reg. S Regulation S - Security was purchased
pursuant to Regulation S under the Securities
Act of 1933, which exempts from registration
securities offered and sold outside of the
United States. Such security cannot be sold
in the United States without either an effective
registration statement filed pursuant to the
Securities Act of 1933 or pursuant to an
exemption from registration. Currently there is
no restriction on trading this security.
REIT Real Estate Investment Trust
REMICS Real Estate Mortgage Investment Conduits
SOFR Secured Overnight Financing Rate
TBA To Be Announced; Security is subject to
delayed delivery
UMBS Uniform Mortgage-Backed Securities
Currency:
EUR Euro
GBP British Pound

Nationwide Bond Portfolio - April 30, 2026 (Unaudited) - Statement of Investments - 17
Centrally Cleared Credit default swap contracts outstanding - sell protection as of April 30, 2026
1
:
Reference
Obligation/Index
Financing
Rate
Received
by the
Fund (%)
Payment
Frequency
Maturity
Date
Implied
Credit
Spread (%)
2
Notional Amount
3
Upfront
Payments
(Receipts)
($)
4
Unrealized
Appreciation
(Depreciation)
($) Value ($)
Markit CDX
North American
Investment Grade
Index Series
43-V1 1.00 Quarterly 12/20/2029 0.40 USD 115,325,000 1,982,293 489,650 2,471,943
Markit CDX
North American
Investment Grade
Index Series
45-V1 1.00 Quarterly 12/20/2030 0.50 USD 75,390,342 1,424,961 242,289 1,667,250
Total unrealized appreciation 3,407,254 731,939 4,139,193
1 The Fund, as a seller of credit protection, receives periodic payments and any upfront premium from the protection buyer, and the Fund is obligated to make a contingent payment, upon occurrence of a credit event with respect to an underlying reference obligation, as defined under the terms of each individual swap contract.
2 Implied credit spreads are an indication of the seller’s performance risk, related to the likelihood of a credit event occurring that would require a seller to make a payment to a buyer. Implied credit spreads are used to determine the value of swap contracts and reflect the cost of buying/selling protection, which may include upfront payments made to enter into the contract. Therefore, higher spreads would indicate a greater likelihood that a seller will be obligated to perform (i.e., make payment) under the swap contract. Increasing values, in absolute terms and relative notional amounts, are also indicative of greater performance risk.
Implied credit spreads for credit default swaps on credit indices are linked to the weighted average spread across the underlying reference obligations included in a particular index.
3 The notional amount is the maximum amount that a seller of credit protection would be obligated to pay and a buyer of credit protection would receive, upon occurrence of a credit event.
4 Upfront premiums generally related to payments received or paid at the initiation of the swap agreement to compensate for differences between the stated terms of the swap agreement and current market conditions (credit spreads, interest rates and other relevant factors).
Currency:
USD United States dollar

18 - Statement of Investments - April 30, 2026 (Unaudited) - Nationwide Bond Portfolio
Centrally Cleared Interest rate swap contracts outstanding as of April 30, 2026 :
Floating Rate Index Fixed Rate
Pay/
Receive
Floating
Rate
Maturity
Date Notional Amount
Upfront
Payment
(Receipts)
($)
Unrealized
Appreciation
(Depreciation)
($) Value ($)
6 Month EURIBOR
semi-annually
2.50% At
Termination Rec 9/10/2028 EUR 210,563,298 (330,178) 1,172,946 842,768
3 month STIBOR Quarterly 2.75% annually Rec 6/17/2036 SEK 58,280,000 145,960 30,086 176,046
6 month EURIBOR
semi-annually
2.75% annually
Rec 6/17/2036 EUR 30,800,000 453,364 598,228 1,051,592
6 month EURIBOR
semi-annually
2.25% annually
Rec 6/17/2028 EUR 9,170,000 (4,751) 135,582 130,831
3 month BBR Quarterly 4.50% Quarterly Rec 6/17/2028 AUD 8,740,000 298 25,921 26,219
6 month EURIBOR
semi-annually
2.50% annually
Rec 6/17/2028 EUR 7,020,000 9,702 50,822 60,524
6 month EURIBOR
semi-annually
3.00% annually
Rec 6/17/2056 EUR 6,060,000 146,217 76,468 222,685
6 month EURIBOR
semi-annually
3.30% annually
Pay 4/21/2036 EUR 3,460,000 925 – 925
1 day TONAR annually 1.25% annually
Rec 6/17/2031
JPY
19,628,000,000 2,446,259 1,246,440 3,692,699
1 day TONAR annually 1.25% annually
Rec 12/15/2027
JPY
14,525,780,000 52,241 136,947 189,188
1 day TONAR annually 2.00% annually Rec 1/11/2033 JPY 1,314,899,621 (35,711) 135,036 99,325
1 day SOFR annually 3.18% annually Rec 3/15/2028 USD 79,700,000 215,528 484,679 700,207
1 day SOFR annually 3.00% annually Rec 6/17/2028 USD 61,960,000 505,857 337,627 843,484
1 day SOFR annually 3.30% annually Rec 8/31/2030 USD 38,080,000 200,907 383,802 584,709
1 day SOFR annually 3.41% annually Rec 1/31/2033 USD 32,750,000 4,606 726,358 730,964
1 day SOFR annually 4.05% annually Rec 4/13/2056 USD 18,210,000 (5,674) 33,808 28,134
1 day SOFR annually 3.42% annually Rec 4/22/2028 USD 17,420,000 9,345 39,636 48,981
1 day SOFR annually 3.89% annually Rec 4/22/2037 USD 14,040,000 (1,559) 138,002 136,443
1 day REPO_CORRA
semi-annually
2.75%
semi-annually Rec 6/17/2028 CAD 12,570,000 17,560 8,729 26,289
1 day SOFR annually 3.25% annually Rec 6/17/2028 USD 8,110,000 26,987 44,517 71,504
1 day SONIA annually 4.00% annually Rec 6/17/2028 GBP 7,020,000 (22,337) 81,988 59,651
1 day SOFR annually 3.75% annually Rec 6/17/2036 USD 5,150,000 (85,345) 170,151 84,806
1 day SONIA annually 4.25% annually Rec 6/17/2036 GBP 3,520,000 45,800 71,973 117,773
1 day SONIA annually 4.25% annually Rec 1/31/2039 GBP 2,530,000 88,066 56,376 144,442
1 day REPO_CORRA
semi-annually
2.50%
semi-annually Rec 6/17/2028 CAD 1,720,000 856 8,858 9,714
Total unrealized appreciation 3,884,923 6,194,980 10,079,903
– – –
3 month BBR Quarterly 4.00%
semi-annually Pay 6/17/2036 NZD 1,910,000 (16,445) (21,732) (38,177)
6 month EURIBOR
semi-annually
3.60% annually
Rec 4/21/2046 EUR 2,430,000 (19,652) (3) (19,655)
6 month BBR semi-annually 5.00%
semi-annually Pay 6/17/2036 AUD 3,280,000 27,447 (49,635) (22,188)
6 month EURIBOR
semi-annually
3.00% annually
Pay 6/17/2041 EUR 15,710,000 (436,882) (72,929) (509,811)
6 month NIBOR
semi-annually
4.25% annually
Pay 6/17/2036 NOK 18,840,000 (20,886) (11,841) (32,727)
6 month EURIBOR
semi-annually
2.50% annually
Pay 6/17/2031 EUR 28,040,000 53,711 (663,802) (610,091)
6 month BBR semi-annually 4.75%
semi-annually Pay 6/17/2031 AUD 34,690,000 (15,238) (204,586) (219,824)
3 month BBR Quarterly 3.75%
semi-annually Pay 6/17/2031 NZD 39,790,000 (35,066) (305,279) (340,345)
1 day REPO_CORRA
semi-annually
3.25%
semi-annually Pay 6/17/2036 CAD 4,190,000 64,469 (85,117) (20,648)
1 day SARON annually 0.50% annually Pay 6/17/2036 CHF 5,480,000 (74,495) (5,186) (79,681)
1 day SONIA annually 4.00% annually Pay 6/17/2031 GBP 12,630,000 128,672 (358,826) (230,154)
1 day SOFR annually 4.63% annually Pay 4/14/2041 USD 19,810,000 11,813 (43,560) (31,747)
1 day ESTR annually 2.00% annually Pay 6/17/2028 EUR 23,420,000 (233,236) (82,075) (315,311)

Nationwide Bond Portfolio - April 30, 2026 (Unaudited) - Statement of Investments - 19
Floating Rate Index Fixed Rate
Pay/
Receive
Floating
Rate
Maturity
Date Notional Amount
Upfront
Payment
(Receipts)
($)
Unrealized
Appreciation
(Depreciation)
($) Value ($)
1 day SOFR annually 3.58% annually Pay 4/22/2032 USD 25,220,000 (29,086) (170,591) (199,677)
1 day SONIA annually 3.75% annually Pay 6/17/2028 GBP 33,750,000 (159,205) (342,725) (501,930)
1 day ESTR annually 2.00% annually Pay 9/10/2028 EUR 210,563,298 (202,919) (1,155,360) (1,358,279)
1 day TONAR annually 2.50% annually Pay 6/17/2056 JPY 278,000,000 (124,173) (107,484) (231,657)
1 day TONAR annually 1.50% annually Pay 6/17/2036 JPY 2,200,000,000 (939,939) (98,148) (1,038,087)
1 day TONAR annually 2.16% annually Pay 8/2/2044 JPY 2,259,161,681 (725,278) (82,867) (808,145)
Total unrealized depreciation (2,746,388) (3,861,746) (6,608,134)
Net unrealized appreciation 1,138,535 2,333,234 3,471,769
As of April 30, 2026, the Fund had $776,495 segregated as collateral for swap contracts.
Abbreviation :
BBR Bank Bill Reference Rate
EURIBOR Euro Interbank Offered Rate
ESTR Euro Short-Term Rate
NIBOR Norwegian Interbank Offered Rate
CORRA Canadian Overnight Repo Rate Average
SARON Swiss Average Rate Overnight
SOFR Secured Overnight Financing Rate
SONIA Sterling Overnight Index Average
STIBOR Stockholm Interbank Offered Rate
TONAR Tokyo Overnight Average Rate
Currency:
AUD Australian dollar
CAD Canadian dollar
CHF Swiss franc
EUR Euro
GBP British pound
JPY Japanese yen
NOK Norwegian krone
NZD New Zealand dollar
SEK Swedish krona
USD United States dollar
Forward Foreign Currency Contracts outstanding as of April 30, 2026:
Currenc y Purchased Currency Sold Counterparty Settlement Date
Unrealized
Appreciation
(Depreciation) ($)
USD 5,618,271 EUR 4,744,824 Citibank NA 5/22/2026 44,677
USD 1,453,601 EUR 1,233,549 HSBC Bank plc 5/22/2026 4,590
GBP 940,756 USD 1,268,021 HSBC Bank plc 7/15/2026 11,812
Total unrealized appreciation 61,079
USD 4,140,146 JPY 658,175,539 JPMorgan Chase Bank NA 5/13/2026 (67,224)
Total unrealized depreciation (67,224)
Net unrealized depreciation (6,145)
Currency:
EUR Euro
GBP British pound
JPY Japanese yen
USD United States dollar
Futures contracts outstanding as of April 30, 2026:
Description
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount ($)
Value and
Unrealized
Appreciation
(Depreciation) ($)
Long Contracts
Australia 3 Year Bond 10 6/2026 AUD 744,229 (5,584)
Euro-Schatz 222 6/2026 EUR 27,553,194 (140,470)
Long Gilt 24 6/2026 GBP 2,827,856 (67,295)

20 - Statement of Investments - April 30, 2026 (Unaudited) - Nationwide Bond Portfolio
Description
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount ($)
Value and
Unrealized
Appreciation
(Depreciation) ($)
U.S. Treasury 2 Year Note 1,308 6/2026 USD 270,919,500 (1,805,185)
U.S. Treasury 5 Year Note 489 6/2026 USD 52,731,774 (129,479)
U.S. Treasury Long Bond 166 6/2026 USD 18,732,062 (229,786)
U.S. Treasury Ultra Bond 317 6/2026 USD 36,464,906 (1,183,305)
3 Month SONIA 116 3/2027 GBP 37,721,487 (354,276)
3 Month SONIA 63 9/2027 GBP 20,490,956 (10,543)
Total long contracts (3,925,923)
Short Contracts
U.S. Treasury 10 Year Note (463) 6/2026 USD (51,204,906) 725,569
U.S. Treasury 10 Year Ultra Note (238) 6/2026 USD (26,860,531) 448,085
Total short contracts 1,173,654
Net contracts (2,752,269)
Currency:
AUD Australian Dollar
EUR Euro
GBP British Pound
USD United States Dollar

Nationwide Bond Portfolio - April 30, 2026 (Unaudited) - Statement of Investments - 21
Written Swaptions Contracts as of April 30, 2026 :
Description
Rate Paid
by the
Fund
Rate
Received
by the Fund Counterparty
Expiration
Date
Exercise
Rate Notional Amount Value($)
Put
1-Year Interest Rate
Swap 4.90%
1 Day SONIA
Annually Barclays Bank 06/30/2026 4 .90 % GBP 11,880,000 (7,440)
Total Written Swaptions Contracts (Premiums Received ($19,026)) (7,440)
Currency:
GBP British pound
The following reference rates, and their values as of period end, are used for security descriptions:
Index Reference Rate
1 Day Tokyo Overnight Average Rate (TONAR) 0.73%
1 Day Secured Overnight Financing Rate (SOFR) 3.66%
1 Day Euro Short-Term Rate (ESTR) 1.93%
6 Month Euro Interbank Offered Rate (EURIBOR) 2.52%
6 Month Australian Bank-Bill Reference Rate (BBR) 4.77%
6 Month Norwegian Interbank Offered Rate (NIBOR) 4.77%
3 Month Australian Bank-Bill Reference Rate (BBR) 4.37%
1 Day Canadian Overnight Repo Rate Average (CORRA) 2.30%
1 Day Sterling Overnight Index Average (SONIA) 3.73%
3 Month Stockholm Interbank Offered Rate (STIBOR) 2.09%
1 Day Swiss Average Rate Overnight (SARON) (0.05)%
The accompanying notes are an integral part of these financial statements.

22 - Statement of Investments - April 30, 2026 (Unaudited) - Nationwide Fundamental All Cap Equity Portfolio
Closed End Fund 0 .0%
†
Principal
Amount ($) Value ($)
Diversified REITs 0 .0%
†
NexPoint Diversified Real
Estate Trust 3,496 18,948
Total Closed End Fund
(cost  $14,924) 18,948
Common Stocks 98 .8%
Shares
Aerospace & Defense 2 .7%
AAR Corp.* 515 56,841
AeroVironment, Inc.* 898 175,128
AIRO Group Holdings, Inc.* 1,131 8,641
Archer Aviation, Inc., Class A* 17,064 97,947
Astronics Corp.* 360 25,704
Beta Technologies, Inc., Class
A* 1,752 27,909
Boeing Co. (The)* 36,142 8,277,602
Cadre Holdings, Inc. 221 6,553
Ducommun, Inc.* 321 45,559
Eve Holding, Inc.* 2,300 6,624
Firefly Aerospace, Inc.* 575 19,895
GE Aerospace 40,223 11,661,854
Howmet Aerospace, Inc. 26,776 6,507,639
Intuitive Machines, Inc.* 3,278 83,097
Kratos Defense & Security
Solutions, Inc.* 4,215 265,756
Lockheed Martin Corp. 9,298 4,816,085
Mercury Systems, Inc.* 937 73,939
Moog, Inc., Class A 718 216,341
National Presto Industries, Inc. 34 4,755
Park Aerospace Corp. 1,677 56,783
Red Cat Holdings, Inc.* 3,474 40,715
Redwire Corp.* 3,577 32,873
RTX Corp. 55,867 9,836,503
Satellogic, Inc., Class A* 1,820 11,757
V2X, Inc.* 610 41,364
Voyager Technologies, Inc.,
Class A* 1,298 34,280
VSE Corp. 542 93,051
42,525,195
Air Freight & Logistics 0 .0%
†
Forward Air Corp.* 588 12,383
Hub Group, Inc., Class A 1,466 64,255
76,638
Automobile Components 0 .2%
Adient plc* 1,261 26,544
Aptiv plc* 27,646 1,665,948
Cooper-Standard Holdings,
Inc.* 175 5,262
Dana, Inc. 3,736 136,177
Dauch Corp.* 4,050 23,126
Dorman Products, Inc.* 422 47,479
Fox Factory Holding Corp.* 339 6,017
Garrett Motion, Inc. 5,019 128,537
Goodyear Tire & Rubber Co.
(The)* 2,729 19,321
Holley, Inc.* 1,874 6,184
LCI Industries 681 81,189
Mobileye Global, Inc., Class A* 34,705 301,587
Patrick Industries, Inc. 930 86,490
Common Stocks
Shares Value ($)
Automobile Components
Phinia, Inc. 1,379 99,495
Solid Power, Inc.* 3,687 12,720
Standard Motor Products, Inc. 339 12,669
Strattec Security Corp.* 191 14,375
Versigent plc* 8,823 308,540
Visteon Corp. 478 53,397
XPEL, Inc. Reg. S* 270 12,857
3,047,914
Automobiles 1 .6%
Faraday Future Intelligent
Electric, Inc., Class A* 18,233 7,953
General Motors Co. 42,940 3,301,657
Livewire Group, Inc.* 710 1,292
Tesla, Inc.* 58,294 22,246,739
Winnebago Industries, Inc. 300 9,783
25,567,424
Banks 4 .1%
1st Source Corp. 656 48,236
Amalgamated Financial Corp. 777 31,764
Ameris Bancorp 1,518 129,409
Arrow Financial Corp. 1,294 47,684
Associated Banc-Corp. 2,922 82,284
Atlantic Union Bankshares
Corp. 2,635 99,208
Axos Financial, Inc.* 1,198 115,535
Banc of California, Inc. 3,908 73,197
BancFirst Corp. 175 19,532
Bancorp, Inc. (The)* 1,397 83,582
Bank First Corp. 254 36,909
Bank of America Corp. 149,233 7,977,996
Bank of Hawaii Corp. 774 61,541
Bank of NT Butterfield & Son
Ltd. (The) 1,791 99,311
BankUnited, Inc. 1,808 84,036
Banner Corp. 940 62,895
BayCom Corp. 1,078 32,318
Beacon Financial Corp. 2,356 67,217
Burke & Herbert Financial
Services Corp. 55 3,537
BV Financial, Inc.* 757 14,822
Byline Bancorp, Inc. 585 18,808
C&F Financial Corp. 359 26,835
Camden National Corp. 589 28,372
Capital City Bank Group, Inc. 562 25,948
Capitol Federal Financial, Inc. 4,588 35,236
Cathay General Bancorp 1,928 108,026
CB Financial Services, Inc. 393 13,826
Central Pacific Financial Corp. 1,674 55,711
Citigroup, Inc. 72,868 9,325,647
Citizens Community Bancorp,
Inc. 787 16,330
Citizens Financial Group, Inc. 12,804 832,900
Citizens Financial Services,
Inc. 204 12,885
City Holding Co. 494 60,742
CNB Financial Corp. 522 15,858
Community Financial System,
Inc. 1,288 81,608
Community Trust Bancorp, Inc. 798 51,814
ConnectOne Bancorp, Inc. 1,135 33,165
Customers Bancorp, Inc.* 930 70,931

Nationwide Fundamental All Cap Equity Portfolio - April 30, 2026 (Unaudited) - Statement of Investments - 23
Common Stocks
Shares Value ($)
Banks
CVB Financial Corp. 5,144 104,783
Dime Community Bancshares,
Inc. 429 15,397
Eagle Bancorp Montana, Inc. 682 15,086
Eagle Bancorp, Inc. 552 14,269
Eastern Bankshares, Inc. 3,023 61,155
ECB Bancorp, Inc.* 726 13,039
Enterprise Financial Services
Corp. 840 48,569
Farmers National Banc Corp. 1,382 19,445
FB Financial Corp. 590 31,901
Fifth Third Bancorp 51,882 2,633,530
First Bancorp 5,185 139,477
First Bank 814 12,080
First Busey Corp. 2,709 70,976
First Commonwealth Financial
Corp. 2,581 47,516
First Community Bankshares,
Inc. 642 27,362
First Financial Bancorp 1,834 55,533
First Financial Bankshares,
Inc. 2,711 87,484
First Financial Corp. 856 56,213
First Interstate BancSystem,
Inc., Class A 1,954 69,347
First Merchants Corp. 1,911 77,281
First Mid Bancshares, Inc. 337 14,184
First United Corp. 686 25,492
Firstsun Capital Bancorp* 359 12,694
Flagstar Bank NA 6,697 93,557
Fulton Financial Corp. 4,979 107,497
German American Bancorp,
Inc. 742 31,958
Glacier Bancorp, Inc. 2,138 104,869
Great Southern Bancorp, Inc. 355 24,218
Hancock Whitney Corp. 2,352 158,784
Hanmi Financial Corp. 1,726 51,625
HBT Financial, Inc. 1,137 31,563
Heritage Financial Corp. 1,672 46,013
Hilltop Holdings, Inc. 1,267 47,728
Home Bancorp, Inc. 223 13,868
Home BancShares, Inc. 4,951 133,033
Hope Bancorp, Inc. 1,805 22,472
Horizon Bancorp, Inc. 648 11,729
Huntington Bancshares, Inc. 122,938 2,060,441
Independent Bank Corp. 2,242 118,744
International Bancshares Corp. 1,769 126,908
JPMorgan Chase & Co. 64,124 20,085,561
Kearny Financial Corp. 2,585 20,783
KeyCorp 52,940 1,170,503
Lakeland Financial Corp. 648 39,217
Live Oak Bancshares, Inc. 231 8,686
Mercantile Bank Corp. 875 44,896
Metropolitan Bank Holding
Corp. 543 47,974
Midland States Bancorp, Inc. 1,308 34,021
National Bank Holdings Corp.,
Class A 796 33,989
National Bankshares, Inc. 406 14,533
NB Bancorp, Inc. 2,638 51,784
NBT Bancorp, Inc. 725 31,675
Nicolet Bankshares, Inc. 249 36,474
Common Stocks
Shares Value ($)
Banks
Northeast Community
Bancorp, Inc. 1,617 38,800
Northfield Bancorp, Inc. 2,519 35,140
Northrim Bancorp, Inc. 1,667 40,891
Northwest Bancshares, Inc. 3,043 42,085
OceanFirst Financial Corp. 1,992 37,987
OFG Bancorp 1,626 74,731
Old National Bancorp 6,466 154,990
Orange County Bancorp, Inc. 391 13,333
Park National Corp. 322 55,445
Parke Bancorp, Inc. 1,692 50,946
Pathward Financial, Inc. 826 71,730
PCB Bancorp 1,159 27,967
Peapack-Gladstone Financial
Corp. 154 6,429
Peoples Bancorp of North
Carolina, Inc. 772 30,432
Peoples Bancorp, Inc. 952 32,749
PNC Financial Services
Group, Inc. (The) 15,157 3,380,011
Preferred Bank 608 57,596
Princeton Bancorp, Inc. 406 14,523
Provident Financial Services,
Inc. 3,889 88,203
QCR Holdings, Inc. 462 41,774
RBB Bancorp 858 20,695
Red River Bancshares, Inc. 422 38,288
Renasant Corp. 1,484 59,197
Republic Bancorp, Inc., Class
A 625 47,331
Richmond Mutual BanCorp,
Inc. 873 13,811
S&T Bancorp, Inc. 1,193 52,647
Seacoast Banking Corp. of
Florida 1,173 36,914
ServisFirst Bancshares, Inc. 881 70,145
Sierra Bancorp 1,206 43,512
Simmons First National Corp.,
Class A 2,477 52,661
South Plains Financial, Inc. 817 33,562
Southside Bancshares, Inc. 1,069 35,309
SR Bancorp, Inc. 808 15,602
Stock Yards Bancorp, Inc. 545 39,420
Texas Capital Bancshares,
Inc.* 930 93,651
Timberland Bancorp, Inc. 840 33,499
Tompkins Financial Corp. 65 5,478
Towne Bank 1,236 43,952
TriCo Bancshares 927 46,600
Triumph Financial, Inc.* 679 45,955
TrustCo Bank Corp. 983 46,791
Trustmark Corp. 1,167 51,780
UMB Financial Corp. 1,169 147,493
United Bankshares, Inc. 2,827 123,851
United Community Banks, Inc. 1,920 63,994
Unity Bancorp, Inc. 731 38,217
Univest Financial Corp. 996 37,838
US Bancorp 60,043 3,402,036
Valley National Bancorp 9,470 128,508
WaFd, Inc. 1,767 62,552
Wells Fargo & Co. 69,370 5,704,295
WesBanco, Inc. 1,742 59,890

24 - Statement of Investments - April 30, 2026 (Unaudited) - Nationwide Fundamental All Cap Equity Portfolio
Common Stocks
Shares Value ($)
Banks
Westamerica Bancorp 1,024 56,136
WSFS Financial Corp. 1,145 82,406
63,573,349
Beverages 1 .3%
Coca-Cola Co. (The) 131,745 10,376,236
MGP Ingredients, Inc. 1,040 20,738
PepsiCo, Inc. 60,043 9,516,215
Vita Coco Co., Inc. (The)* 1,210 79,848
19,993,037
Biotechnology 1 .2%
4D Molecular Therapeutics,
Inc.* 1,223 10,848
Absci Corp.* 6,354 31,611
ACADIA Pharmaceuticals,
Inc.* 2,528 56,754
ADMA Biologics, Inc.* 5,218 53,484
Agios Pharmaceuticals, Inc.* 1,070 29,960
Akebia Therapeutics, Inc.* 2,441 3,369
Alector, Inc.* 5,343 12,663
Alkermes plc* 4,454 150,144
Allogene Therapeutics, Inc.* 6,234 13,278
Altimmune, Inc.* 1,320 3,432
AnaptysBio, Inc.* 544 35,757
Anavex Life Sciences Corp.* 2,041 6,817
Anika Therapeutics, Inc.* 406 5,055
Annexon, Inc.* 3,819 22,418
Apogee Therapeutics, Inc.* 868 71,949
Arcturus Therapeutics
Holdings, Inc.* 629 5,422
Arcus Biosciences, Inc.* 1,434 36,567
Arcutis Biotherapeutics, Inc.* 2,823 65,550
Ardelyx, Inc.* 4,948 31,321
ArriVent Biopharma, Inc.* 405 12,591
Arrowhead Pharmaceuticals,
Inc.* 3,159 232,123
ARS Pharmaceuticals, Inc.* 928 7,665
aTyr Pharma, Inc.* 2,596 2,096
Aura Biosciences, Inc.* 2,317 16,335
Aurinia Pharmaceuticals, Inc.* 4,531 69,709
Beam Therapeutics, Inc.* 2,296 69,638
Bicara Therapeutics, Inc.* 922 19,897
BioCryst Pharmaceuticals,
Inc.* 5,608 51,369
Biohaven Ltd.* 1,996 19,142
BioMarin Pharmaceutical, Inc.* 10,588 570,799
Bridgebio Pharma, Inc.* 3,431 243,978
Bright Minds Biosciences, Inc.* 150 13,193
Candel Therapeutics, Inc.* 661 4,085
Capricor Therapeutics, Inc.* 1,083 36,367
Cardiff Oncology, Inc.* 2,551 4,413
CareDx, Inc.* 1,463 30,445
Catalyst Pharmaceuticals,
Inc.* 3,254 91,535
Celcuity, Inc.* 661 80,212
Celldex Therapeutics, Inc.* 1,414 46,492
CG oncology, Inc.* 1,187 79,220
Cogent Biosciences, Inc.* 3,334 119,324
Coherus Oncology, Inc.* 3,744 6,646
Compass Therapeutics, Inc.* 4,543 8,041
Corvus Pharmaceuticals, Inc.* 627 9,524
CRISPR Therapeutics AG* 1,990 104,157
Common Stocks
Shares Value ($)
Biotechnology
Cullinan Therapeutics, Inc.* 1,806 23,568
Cytokinetics, Inc.* 28,568 1,827,495
Denali Therapeutics, Inc.* 2,540 47,549
Design Therapeutics, Inc.* 1,049 14,266
DiaMedica Therapeutics, Inc.* 2,095 12,675
Dianthus Therapeutics, Inc.* 710 62,338
Disc Medicine, Inc.* 428 28,227
Dyne Therapeutics, Inc.* 2,653 46,560
Editas Medicine, Inc.* 3,341 10,023
Emergent BioSolutions, Inc.* 2,250 18,517
Enanta Pharmaceuticals, Inc.* 891 12,376
Entrada Therapeutics, Inc.* 709 9,572
Erasca, Inc.* 4,369 46,530
Fate Therapeutics, Inc.* 2,802 3,502
First Tracks Biotherapeutics,
Inc.* 544 12,659
Foghorn Therapeutics, Inc.* 873 4,147
Geron Corp.* 12,308 18,954
Gossamer Bio, Inc.* 11,864 4,364
GRAIL, Inc.* 1,143 62,271
Greenwich Lifesciences, Inc.* 684 16,156
Humacyte, Inc.* 5,006 4,214
Ideaya Biosciences, Inc.* 1,576 45,862
ImmunityBio, Inc.* 7,638 54,230
Immunome, Inc.* 2,258 51,799
Immunovant, Inc.* 1,573 42,699
Inhibrx Biosciences, Inc.* 213 27,522
Inmune Bio, Inc.* 1,303 1,863
Intellia Therapeutics, Inc.* 2,572 34,671
Ionis Pharmaceuticals, Inc.* 28,823 2,154,807
Iovance Biotherapeutics, Inc.* 9,386 31,537
Ironwood Pharmaceuticals,
Inc., Class A* 3,857 15,910
Jade Biosciences, Inc.* 1,653 40,333
Janux Therapeutics, Inc.* 516 7,415
KalVista Pharmaceuticals,
Inc.* 1,514 40,363
Keros Therapeutics, Inc.* 2,022 22,485
Kodiak Sciences, Inc.* 1,088 47,306
Korro Bio, Inc.* 298 4,020
Krystal Biotech, Inc.* 602 157,881
Kura Oncology, Inc.* 4,235 37,395
Kymera Therapeutics, Inc.* 1,136 92,096
Larimar Therapeutics, Inc.* 2,781 11,291
Lexeo Therapeutics, Inc.* 2,003 11,407
Madrigal Pharmaceuticals,
Inc.* 413 213,682
MannKind Corp.* 8,048 22,776
MeiraGTx Holdings plc* 1,927 17,767
MiMedx Group, Inc.* 4,034 13,554
Mineralys Therapeutics, Inc.* 907 24,172
Mirum Pharmaceuticals, Inc.* 847 82,422
Monopar Therapeutics, Inc.* 200 10,430
Monte Rosa Therapeutics,
Inc.* 1,431 27,404
Myriad Genetics, Inc.* 2,053 9,752
Neurogene, Inc.* 336 8,766
Nkarta, Inc.* 1,655 4,584
Novavax, Inc.* 4,053 32,120
Nurix Therapeutics, Inc.* 2,210 36,907
Nuvalent, Inc., Class A* 893 89,550
Olema Pharmaceuticals, Inc.* 1,304 18,791

Nationwide Fundamental All Cap Equity Portfolio - April 30, 2026 (Unaudited) - Statement of Investments - 25
Common Stocks
Shares Value ($)
Biotechnology
Organogenesis Holdings, Inc.,
Class A* 2,189 5,144
ORIC Pharmaceuticals, Inc.* 1,173 11,589
Oruka Therapeutics, Inc.* 897 61,364
Palvella Therapeutics, Inc.* 142 18,221
Perspective Therapeutics,
Inc.* 775 3,023
Praxis Precision Medicines,
Inc.* 581 185,240
Prime Medicine, Inc.* 3,321 11,773
Protagonist Therapeutics, Inc.* 1,290 127,671
Protalix BioTherapeutics, Inc.* 6,121 13,160
Protara Therapeutics, Inc.* 2,607 13,895
Prothena Corp. plc* 395 4,369
PTC Therapeutics, Inc.* 2,042 132,853
Puma Biotechnology, Inc.* 2,395 17,986
Recursion Pharmaceuticals,
Inc., Class A* 14,538 50,301
Regeneron Pharmaceuticals,
Inc. 4,118 2,911,673
REGENXBIO, Inc.* 3,009 26,991
Relay Therapeutics, Inc.* 3,055 39,593
Replimune Group, Inc.* 1,233 3,169
Rezolute, Inc.* 4,068 13,018
Rhythm Pharmaceuticals, Inc.* 1,376 111,951
Rigel Pharmaceuticals, Inc.* 492 14,219
Rocket Pharmaceuticals, Inc.* 1,411 4,910
Sana Biotechnology, Inc.* 5,756 18,937
Savara, Inc.* 2,119 11,104
Scholar Rock Holding Corp.* 1,807 84,224
SELLAS Life Sciences Group,
Inc.* 8,575 42,446
Soleno Therapeutics, Inc.* 1,204 63,595
Solid Biosciences, Inc.* 2,409 17,489
Spyre Therapeutics, Inc.* 1,656 123,289
Stoke Therapeutics, Inc.* 1,284 42,012
Syndax Pharmaceuticals, Inc.* 2,008 43,031
Tango Therapeutics, Inc.* 2,184 47,218
Taysha Gene Therapies, Inc.* 4,841 30,934
TG Therapeutics, Inc.* 2,918 98,570
Tonix Pharmaceuticals Holding
Corp.* 159 2,056
Travere Therapeutics, Inc.* 2,272 95,697
TuHURA Biosciences, Inc.* 7,997 17,913
Twist Bioscience Corp.* 1,581 92,409
Tyra Biosciences, Inc.* 448 15,568
Upstream Bio, Inc.* 697 6,398
UroGen Pharma Ltd.* 784 18,683
Vanda Pharmaceuticals, Inc.* 2,286 16,231
Vaxcyte, Inc.* 2,491 142,585
Vera Therapeutics, Inc., Class
A* 1,081 38,494
Veracyte, Inc.* 2,377 78,251
Verastem, Inc.* 2,833 15,468
Vericel Corp.* 1,169 40,599
Vertex Pharmaceuticals, Inc.* 9,910 4,235,336
Vir Biotechnology, Inc.* 2,796 28,561
Viridian Therapeutics, Inc.* 1,649 22,229
Xencor, Inc.* 1,331 15,879
Xenon Pharmaceuticals, Inc.* 1,255 70,330
Zenas Biopharma, Inc.* 1,061 20,499
Common Stocks
Shares Value ($)
Biotechnology
Zymeworks, Inc.* 1,154 31,781
17,836,856
Broadline Retail 3 .8%
Amazon.com, Inc.* 225,016 59,642,741
Groupon, Inc., Class A* 756 10,743
Kohl's Corp. 2,727 38,641
Savers Value Village, Inc.* 1,357 11,467
59,703,592
Building Products 0 .1%
Apogee Enterprises, Inc. 103 3,749
AZZ, Inc. 922 131,883
Builders FirstSource, Inc.* 8,235 651,306
CSW Industrials, Inc. 304 88,525
Gibraltar Industries, Inc.* 472 18,422
Griffon Corp. 1,392 126,909
Janus International Group,
Inc.* 2,285 11,882
JELD-WEN Holding, Inc.* 13,704 18,774
Masterbrand, Inc.* 1,371 12,312
Modine Manufacturing Co.* 1,150 292,824
Quanex Building Products
Corp. 1,663 33,160
Resideo Technologies, Inc.* 2,048 84,726
Tecnoglass, Inc. 736 31,707
UFP Industries, Inc. 1,415 126,628
Zurn Elkay Water Solutions
Corp. 3,736 194,123
1,826,930
Capital Markets 3 .7%
Acadian Asset Management,
Inc. 847 57,046
Artisan Partners Asset
Management, Inc., Class A 1,919 71,847
Bakkt, Inc., Class A* 1,805 15,559
Bank of New York Mellon
Corp. (The) 17,610 2,366,256
BGC Group, Inc., Class A 8,178 91,839
Blackrock, Inc. 5,829 6,211,382
Carlyle Group, Inc. (The) 19,712 986,980
Cohen & Steers, Inc. 172 12,090
DigitalBridge Group, Inc. 2,478 38,558
Donnelley Financial Solutions,
Inc.* 551 27,715
GCM Grosvenor, Inc., Class A 823 8,987
Goldman Sachs Group, Inc.
(The) 6,995 6,461,771
Innventure, Inc.* 3,559 23,169
Intercontinental Exchange, Inc. 53,048 8,386,358
LPL Financial Holdings, Inc. 2,915 973,989
Marex Group plc 1,112 59,325
Moelis & Co., Class A 1,761 114,676
Moody's Corp. 5,882 2,716,602
Morgan Stanley 36,725 6,999,418
MSCI, Inc., Class A 7,113 4,206,699
Nasdaq, Inc. 42,555 3,911,230
Patria Investments Ltd., Class
A 4,229 54,596
Perella Weinberg Partners,
Class A 2,259 51,370
Piper Sandler Cos. 1,956 170,563

26 - Statement of Investments - April 30, 2026 (Unaudited) - Nationwide Fundamental All Cap Equity Portfolio
Common Stocks
Shares Value ($)
Capital Markets
PJT Partners, Inc., Class A 681 104,016
S&P Global, Inc. 16,905 7,289,943
Silvercrest Asset Management
Group, Inc., Class A 1,492 19,620
State Street Corp. 9,512 1,453,814
StepStone Group, Inc., Class
A 28,484 1,506,804
StoneX Group, Inc.* 1,414 149,926
Tradeweb Markets, Inc., Class
A 21,176 2,398,182
Victory Capital Holdings, Inc.,
Class A 1,397 109,679
Virtus Investment Partners,
Inc. 34 4,949
Webull Corp.* 5,382 36,759
WisdomTree, Inc. 4,291 72,947
57,164,664
Chemicals 1 .2%
ASP Isotopes, Inc.* 4,855 25,537
Aspen Aerogels, Inc.* 3,652 13,549
Avient Corp. 1,878 69,636
Balchem Corp. 887 143,357
Cabot Corp. 1,496 115,132
Chemours Co. (The) 3,545 95,538
Ecolab, Inc. 7,647 1,992,808
Ecovyst, Inc.* 2,288 32,444
Element Solutions, Inc. 48,234 2,054,286
Hawkins, Inc. 470 78,702
HB Fuller Co. 1,009 61,065
Ingevity Corp.* 1,181 89,980
Innospec, Inc. 377 28,750
Intrepid Potash, Inc.* 300 11,871
Koppers Holdings, Inc. 845 34,501
Linde plc 17,488 8,763,936
LSB Industries, Inc.* 931 13,872
Mativ Holdings, Inc. 2,454 22,773
Minerals Technologies, Inc. 659 47,408
Orion SA 6,070 45,646
Perimeter Solutions, Inc.* 2,293 69,478
PureCycle Technologies, Inc.* 3,594 26,883
Quaker Chemical Corp. 286 38,865
Sensient Technologies Corp. 807 91,708
Sherwin-Williams Co. (The) 14,574 4,687,144
Tronox Holdings plc 3,237 32,338
18,687,207
Commercial Services & Supplies 0 .4%
ABM Industries, Inc. 1,032 42,106
ACV Auctions, Inc., Class A* 1,792 9,300
Brink's Co. (The) 1,274 136,000
Casella Waste Systems, Inc.,
Class A* 1,035 82,024
Cimpress plc* 417 36,888
CompX International, Inc. 344 8,005
CoreCivic, Inc.* 1,990 40,715
Deluxe Corp. 2,216 69,028
Ennis, Inc. 2,127 44,412
GEO Group, Inc. (The)* 1,426 26,395
Healthcare Services Group,
Inc.* 1,796 38,452
HNI Corp. 1,539 56,235
Interface, Inc., Class A 2,218 61,838
Common Stocks
Shares Value ($)
Commercial Services & Supplies
MillerKnoll, Inc. 1,953 31,404
Montrose Environmental
Group, Inc.* 497 10,462
OPENLANE, Inc.* 3,416 107,399
Pitney Bowes, Inc. 5,926 91,616
Republic Services, Inc., Class
A 15,882 3,322,832
UniFirst Corp. 318 81,252
Vestis Corp.* 1,886 18,332
Waste Connections, Inc. 12,782 2,105,451
6,420,146
Communications Equipment 0 .2%
ADTRAN Holdings, Inc.* 2,148 37,998
Applied Optoelectronics, Inc.* 1,536 252,457
BK Technologies Corp.* 171 16,478
Calix, Inc.* 1,474 64,207
Digi International, Inc.* 1,637 91,737
Extreme Networks, Inc.* 3,109 68,678
Harmonic, Inc.* 3,512 40,142
Motorola Solutions, Inc. 4,118 1,807,926
NETGEAR, Inc.* 158 3,993
NetScout Systems, Inc.* 2,615 88,125
Viasat, Inc.* 2,833 186,723
Viavi Solutions, Inc.* 3,787 198,439
Vistance Networks, Inc. 3,898 49,875
2,906,778
Construction & Engineering 0 .2%
Arcosa, Inc. 1,006 127,229
Argan, Inc. 332 222,433
Centuri Holdings, Inc.* 641 24,102
Construction Partners, Inc.,
Class A* 919 113,644
Dycom Industries, Inc.* 585 242,248
Fluor Corp.* 3,237 172,694
Granite Construction, Inc. 1,300 178,191
IES Holdings, Inc.* 227 146,206
Legence Corp., Class A* 824 71,655
Limbach Holdings, Inc.* 186 18,557
MYR Group, Inc.* 481 194,714
NWPX Infrastructure, Inc.* 644 63,331
Primoris Services Corp. 1,464 265,204
Sterling Infrastructure, Inc.* 736 379,496
Tutor Perini Corp. 965 89,668
2,309,372
Construction Materials 0 .3%
Knife River Corp.* 1,090 100,879
Martin Marietta Materials, Inc. 6,412 3,969,477
Titan America SA 757 12,483
United States Lime & Minerals,
Inc. 356 38,331
4,121,170
Consumer Finance 0 .1%
Bread Financial Holdings, Inc. 1,202 101,906
Dave, Inc.* 268 72,893
Encore Capital Group, Inc.* 198 16,389
Enova International, Inc.* 632 107,067
FirstCash Holdings, Inc. 1,078 235,241
LendingClub Corp.* 1,692 28,883
LendingTree, Inc.* 248 12,298
Nelnet, Inc., Class A 569 80,627

Nationwide Fundamental All Cap Equity Portfolio - April 30, 2026 (Unaudited) - Statement of Investments - 27
Common Stocks
Shares Value ($)
Consumer Finance
OppFi, Inc.* 1,212 11,526
PROG Holdings, Inc. 1,188 42,566
Upstart Holdings, Inc.* 1,859 58,707
World Acceptance Corp.* 175 25,753
793,856
Consumer Staples Distribution & Retail 1 .2%
Andersons, Inc. (The) 454 35,657
Chefs' Warehouse, Inc. (The)* 622 48,267
Costco Wholesale Corp. 16,322 16,559,159
Dollar Tree, Inc.* 23,529 2,284,901
Ingles Markets, Inc., Class A 642 58,724
PriceSmart, Inc. 724 113,610
United Natural Foods, Inc.* 1,047 52,371
Village Super Market, Inc.,
Class A 846 36,454
Weis Markets, Inc. 250 17,545
19,206,688
Containers & Packaging 0 .3%
Avery Dennison Corp. 16,470 2,699,927
Ball Corp. 25,882 1,580,873
Graphic Packaging Holding
Co. 59,410 566,177
Greif, Inc., Class A 278 18,137
Greif, Inc., Class B 181 14,523
Myers Industries, Inc. 1,688 34,790
O-I Glass, Inc.* 3,802 34,636
TriMas Corp. 760 28,135
4,977,198
Distributors 0 .0%
†
GigaCloud Technology, Inc.,
Class A* 690 30,698
Gold.com, Inc. 484 21,872
52,570
Diversified Consumer Services 0 .1%
American Public Education,
Inc.* 551 32,041
Coursera, Inc.* 1,509 8,979
Covista, Inc.* 661 76,160
Frontdoor, Inc.* 2,123 145,702
Graham Holdings Co., Class B 89 99,903
KinderCare Learning Cos.,
Inc.* 5,199 20,432
Laureate Education, Inc.* 3,965 119,327
Lincoln Educational Services
Corp.* 682 28,057
OneSpaWorld Holdings Ltd. 2,978 73,438
Perdoceo Education Corp. 2,112 71,681
Strategic Education, Inc. 536 42,022
Stride, Inc.* 648 62,960
Udemy, Inc.* 710 3,365
Universal Technical Institute,
Inc.* 1,236 46,387
830,454
Diversified REITs 0 .0%
†
American Assets Trust, Inc. 1,612 33,433
Broadstone Net Lease, Inc. 5,793 114,701
Essential Properties Realty
Trust, Inc. 4,809 151,147
Common Stocks
Shares Value ($)
Diversified REITs
Modiv Industrial, Inc., Class C 1,862 29,736
329,017
Diversified Telecommunication Services 0 .3%
AT&T, Inc. 170,219 4,447,823
ATN International, Inc. 504 14,077
Cogent Communications
Holdings, Inc. 928 21,019
Globalstar, Inc.* 1,154 94,974
IDT Corp., Class B 974 48,846
Liberty Latin America Ltd.,
Class A* 4,105 33,333
Liberty Latin America Ltd.,
Class C* 2,324 19,312
Lumen Technologies, Inc.* 21,757 192,332
Uniti Group, Inc. 1,365 16,148
4,887,864
Electric Utilities 1 .4%
Alliant Energy Corp. 12,941 950,258
American Electric Power Co.,
Inc. 22,302 3,057,827
Constellation Energy Corp. 11,764 3,682,132
Entergy Corp. 19,411 2,288,751
FirstEnergy Corp. 33,529 1,593,298
Genie Energy Ltd., Class B 1,772 24,755
Hawaiian Electric Industries,
Inc.* 4,013 60,476
MGE Energy, Inc. 734 58,881
NextEra Energy, Inc. 63,541 6,219,393
NRG Energy, Inc. 9,398 1,462,141
Oklo, Inc., Class A* 2,959 214,527
Otter Tail Corp. 865 77,193
PG&E Corp. 122,938 2,043,230
Portland General Electric Co. 3,168 164,514
TXNM Energy, Inc. 1,411 83,334
21,980,710
Electrical Equipment 1 .6%
Allient, Inc. 214 16,302
American Superconductor
Corp.* 813 43,528
Amprius Technologies, Inc.* 2,441 51,407
Array Technologies, Inc.* 3,045 23,568
Atkore, Inc. 447 34,933
Bloom Energy Corp., Class A* 5,016 1,421,334
Eaton Corp. plc 13,600 5,888,936
EnerSys 1,066 227,335
Enovix Corp.* 4,649 31,009
Eos Energy Enterprises, Inc.* 7,317 49,024
Fluence Energy, Inc.* 1,099 13,386
GE Vernova, Inc. 8,537 9,249,498
KULR Technology Group, Inc.* 3,589 9,260
NANO Nuclear Energy, Inc.* 1,116 26,092
Net Power, Inc.* 2,690 5,138
Nextpower, Inc., Class A* 3,268 389,317
NuScale Power Corp., Class
A* 4,361 54,338
nVent Electric plc 51,111 7,303,762
Plug Power, Inc.* 32,130 100,567
Powell Industries, Inc. 726 201,298
Power Solutions International,
Inc.* 176 12,896

28 - Statement of Investments - April 30, 2026 (Unaudited) - Nationwide Fundamental All Cap Equity Portfolio
Common Stocks
Shares Value ($)
Electrical Equipment
Preformed Line Products Co. 52 17,277
Shoals Technologies Group,
Inc., Class A* 2,603 20,668
Sunrun, Inc.* 5,279 67,202
T1 Energy, Inc.* 6,698 32,150
Thermon Group Holdings, Inc.* 903 54,622
Vicor Corp.* 499 134,366
25,479,213
Electronic Equipment, Instruments & Components 0 .9%
Advanced Energy Industries,
Inc. 852 327,091
Aeva Technologies, Inc.* 679 10,857
Amphenol Corp., Class A 64,124 9,443,541
Arlo Technologies, Inc.* 1,512 21,244
Badger Meter, Inc. 761 92,012
Bel Fuse, Inc., Class A 261 63,540
Bel Fuse, Inc., Class B 59 16,274
Belden, Inc. 1,198 134,751
Benchmark Electronics, Inc. 1,255 102,973
CDW Corp. 7,647 1,046,951
CTS Corp. 1,322 75,486
Daktronics, Inc.* 1,460 28,704
ePlus, Inc. 701 59,368
Fabrinet* 841 574,798
Insight Enterprises, Inc.* 633 46,146
Itron, Inc.* 925 77,515
Kimball Electronics, Inc.* 1,285 34,708
Knowles Corp.* 2,474 77,164
Mirion Technologies, Inc.,
Class A* 4,573 90,317
Napco Security Technologies,
Inc. 1,496 69,938
nLight, Inc.* 851 59,442
Novanta, Inc.* 720 93,262
OSI Systems, Inc.* 348 99,848
Ouster, Inc.* 1,175 31,678
Plexus Corp.* 670 167,889
Rogers Corp.* 279 37,874
Sanmina Corp.* 1,255 273,364
ScanSource, Inc.* 273 11,226
TTM Technologies, Inc.* 2,239 354,255
Vishay Intertechnology, Inc. 2,333 67,587
13,589,803
Energy Equipment & Services 0 .4%
Archrock, Inc. 3,726 144,383
Atlas Energy Solutions, Inc.,
Class A 521 9,055
Baker Hughes Co., Class A 64,707 4,508,137
Borr Drilling Ltd.* 5,643 34,027
Cactus, Inc., Class A 1,568 87,369
Core Laboratories, Inc. 1,607 23,543
Expro Group Holdings NV* 1,455 26,496
Flowco Holdings, Inc., Class A 621 15,419
Forum Energy Technologies,
Inc.* 607 38,162
Helix Energy Solutions Group,
Inc.* 2,321 24,022
Helmerich & Payne, Inc. 2,359 95,256
Innovex International, Inc.* 1,392 38,656
Kodiak Gas Services, Inc. 2,198 149,024
Liberty Energy, Inc., Class A 4,241 143,303
Common Stocks
Shares Value ($)
Energy Equipment & Services
Nabors Industries Ltd.* 123 12,621
National Energy Services
Reunited Corp.* 1,252 31,225
Noble Corp. plc 2,625 133,954
Oceaneering International,
Inc.* 2,581 96,891
Oil States International, Inc.* 4,529 51,993
Patterson-UTI Energy, Inc. 12,583 153,764
ProFrac Holding Corp., Class
A* 474 3,574
ProPetro Holding Corp.* 2,220 38,029
Ranger Energy Services, Inc.,
Class A 2,021 35,287
RPC, Inc. 1,138 8,967
Seadrill Ltd.* 980 48,696
Solaris Energy Infrastructure,
Inc., Class A 943 69,631
TETRA Technologies, Inc.* 2,215 21,087
Tidewater, Inc.* 1,223 109,251
Transocean Ltd.* 23,782 162,193
Valaris Ltd.* 1,026 104,631
6,418,646
Entertainment 2 .0%
AMC Entertainment Holdings,
Inc., Class A* 5,623 8,547
Atlanta Braves Holdings, Inc.,
Class C* 331 16,355
Cinemark Holdings, Inc. 3,784 111,704
Electronic Arts, Inc. 14,117 2,856,857
IMAX Corp.* 1,356 51,555
Lionsgate Studios Corp.* 658,985 8,197,773
Madison Square Garden
Entertainment Corp., Class
A* 1,322 88,468
Marcus Corp. (The) 226 3,982
Netflix, Inc.* 102,015 9,549,624
Playstudios, Inc.* 10,086 4,187
Playtika Holding Corp. 9,593 35,062
Sphere Entertainment Co.* 401 57,122
Take-Two Interactive Software,
Inc.* 16,322 3,488,991
TKO Group Holdings, Inc.,
Class A 5,294 985,161
Walt Disney Co. (The) 50,133 5,201,299
30,656,687
Financial Services 2 .4%
Banco Latinoamericano de
Comercio Exterior SA, Class
E 173 9,243
Better Home & Finance
Holding Co.* 428 17,604
Burford Capital Ltd. 4,195 20,640
Cannae Holdings, Inc. 1,141 15,415
Cass Information Systems,
Inc. 265 12,532
Compass Diversified Holdings* 1,992 23,526
Enact Holdings, Inc. 1,641 70,120
Essent Group Ltd. 2,981 180,410
EVERTEC, Inc. 2,074 61,245
Federal Agricultural Mortgage
Corp., Class C 139 24,158

Nationwide Fundamental All Cap Equity Portfolio - April 30, 2026 (Unaudited) - Statement of Investments - 29
Common Stocks
Shares Value ($)
Financial Services
Flywire Corp.* 874 11,808
HA Sustainable Infrastructure
Capital, Inc. 1,932 81,047
Jackson Financial, Inc., Class
A 1,897 219,616
Mastercard, Inc., Class A 31,479 15,831,419
NCR Atleos Corp.* 1,493 66,259
NMI Holdings, Inc., Class A* 2,741 106,104
Pagseguro Digital Ltd., Class A 6,645 66,583
Payoneer Global, Inc.* 5,553 27,654
PennyMac Financial Services,
Inc. 401 36,206
Radian Group, Inc. 3,180 113,939
Remitly Global, Inc.* 3,375 73,879
Repay Holdings Corp., Class
A* 7,132 27,030
Sezzle, Inc.* 631 50,228
StoneCo Ltd., Class A 6,249 68,614
Visa, Inc., Class A 61,792 20,381,473
Walker & Dunlop, Inc. 377 18,982
Waterstone Financial, Inc. 1,649 29,715
37,645,449
Food Products 0 .4%
Alico, Inc. 700 29,127
B&G Foods, Inc. 1,518 8,410
Beyond Meat, Inc.* 23,826 23,447
Cal-Maine Foods, Inc. 1,202 92,866
Fresh Del Monte Produce, Inc. 1,694 70,962
Hain Celestial Group, Inc.
(The)* 2,146 1,402
J & J Snack Foods Corp. 233 20,565
Marzetti Co. (The) 490 63,837
Mondelez International, Inc.,
Class A 86,858 5,336,556
Seneca Foods Corp., Class A* 307 42,937
Simply Good Foods Co. (The)* 3,082 41,206
Tootsie Roll Industries, Inc. 331 13,975
Vital Farms, Inc.* 185 2,525
5,747,815
Gas Utilities 0 .1%
Brookfield Infrastructure Corp.,
Class A 3,478 128,686
Chesapeake Utilities Corp. 395 49,817
New Jersey Resources Corp. 2,484 139,874
Northwest Natural Holding Co. 788 41,764
ONE Gas, Inc. 945 84,313
Southwest Gas Holdings, Inc. 1,703 160,167
Spire, Inc. 1,519 138,502
UGI Corp. 11,683 421,640
1,164,763
Ground Transportation 1 .2%
ArcBest Corp. 720 91,850
Canadian Pacific Kansas City
Ltd. 14,117 1,227,614
CSX Corp. 75,783 3,442,822
FTAI Infrastructure, Inc. 4,997 30,706
Heartland Express, Inc. 1,218 16,297
Hertz Global Holdings, Inc.* 2,169 13,795
Old Dominion Freight Line, Inc. 16,322 3,467,282
Proficient Auto Logistics, Inc.* 576 4,234
Common Stocks
Shares Value ($)
Ground Transportation
RXO, Inc.* 3,605 71,992
Uber Technologies, Inc.* 75,783 5,654,170
Union Pacific Corp. 19,237 5,183,987
Werner Enterprises, Inc. 1,330 49,037
19,253,786
Health Care Equipment & Supplies 1 .7%
Abbott Laboratories 64,707 5,874,749
Align Technology, Inc.* 3,981 700,696
Alphatec Holdings, Inc.* 2,063 20,135
AngioDynamics, Inc.* 544 5,951
Anteris Technologies Global
Corp.* 2,290 14,083
Artivion, Inc.* 397 14,225
AtriCure, Inc.* 944 26,536
Avanos Medical, Inc.* 929 22,872
Axogen, Inc.* 1,064 45,965
Bioventus, Inc., Class A* 498 4,915
Boston Scientific Corp.* 60,043 3,459,077
Butterfly Network, Inc.* 5,771 27,643
CapsoVision, Inc.* 2,273 16,093
Cerus Corp.* 5,009 10,168
ClearPoint Neuro, Inc.* 967 10,811
CONMED Corp. 1,020 37,393
Cooper Cos., Inc. (The)* 40,587 2,552,922
Delcath Systems, Inc.* 1,179 12,238
Dexcom, Inc.* 29,411 1,751,425
Edwards Lifesciences Corp.* 53,631 4,478,188
Electromed, Inc.* 1,271 32,677
Embecta Corp. 1,930 17,660
Enovis Corp.* 1,663 38,981
Glaukos Corp.* 1,149 165,077
Haemonetics Corp.* 1,137 68,322
ICU Medical, Inc.* 537 64,010
Integer Holdings Corp.* 551 48,769
Integra LifeSciences Holdings
Corp.* 1,198 12,627
iRadimed Corp. 574 47,895
IRhythm Holdings, Inc.* 685 88,475
Lantheus Holdings, Inc.* 1,620 137,084
LeMaitre Vascular, Inc. 606 66,509
LivaNova plc* 1,396 83,900
Medtronic plc 65,872 5,333,656
Merit Medical Systems, Inc.* 1,483 101,111
Neogen Corp.* 4,067 38,230
NeuroPace, Inc.* 317 5,345
Novocure Ltd.* 1,984 30,177
Omnicell, Inc.* 1,084 44,899
Outset Medical, Inc.* 401 1,712
Procept Biorobotics Corp.* 914 21,973
QuidelOrtho Corp.* 1,780 21,894
Strive, Inc., Class A* 1,878 28,846
Tactile Systems Technology,
Inc.* 1,320 30,386
Tandem Diabetes Care, Inc.* 1,362 26,593
TransMedics Group, Inc.* 833 83,958
UFP Technologies, Inc.* 207 39,667
Utah Medical Products, Inc. 422 27,607
Varex Imaging Corp.* 2,912 33,925
25,828,050
Health Care Providers & Services 1 .6%
AdaptHealth Corp., Class A* 2,359 30,926

30 - Statement of Investments - April 30, 2026 (Unaudited) - Nationwide Fundamental All Cap Equity Portfolio
Common Stocks
Shares Value ($)
Health Care Providers & Services
Addus HomeCare Corp.* 278 26,935
agilon health, Inc.* 822 22,975
AirSculpt Technologies, Inc.* 1,618 4,336
Alignment Healthcare, Inc.* 3,676 82,857
AMN Healthcare Services,
Inc.* 1,347 27,573
Astrana Health, Inc.* 1,133 38,681
Aveanna Healthcare Holdings,
Inc.* 1,937 12,668
BrightSpring Health Services,
Inc.* 2,817 135,131
Brookdale Senior Living, Inc.* 4,302 61,777
Castle Biosciences, Inc.* 568 13,910
Cigna Group (The) 6,470 1,880,053
Clover Health Investments
Corp., Class A* 4,390 12,072
Community Health Systems,
Inc.* 2,899 8,233
Concentra Group Holdings
Parent, Inc. 3,675 82,577
CorVel Corp.* 573 32,925
CVS Health Corp. 28,420 2,367,102
Enhabit, Inc.* 924 12,696
Ensign Group, Inc. (The) 1,382 258,006
GeneDx Holdings Corp., Class
A* 398 25,030
Guardant Health, Inc.* 2,711 236,074
Guardian Pharmacy Services,
Inc., Class A* 352 13,059
HealthEquity, Inc.* 2,096 171,935
Hims & Hers Health, Inc.* 4,354 118,298
Innovage Holding Corp.* 714 5,819
LifeStance Health Group, Inc.* 1,614 12,218
McKesson Corp. 4,118 3,356,994
National HealthCare Corp. 486 84,219
NeoGenomics, Inc.* 1,939 17,955
NRC Health 675 11,110
Nutex Health, Inc.* 179 21,337
Oncology Institute, Inc. (The)* 3,715 14,340
Option Care Health, Inc.* 4,254 86,484
PACS Group, Inc.* 808 27,108
Pediatrix Medical Group, Inc.* 3,434 77,299
Pennant Group, Inc. (The)* 625 19,575
Privia Health Group, Inc.* 1,891 46,991
Progyny, Inc.* 2,090 38,832
Quest Diagnostics, Inc. 7,059 1,370,858
RadNet, Inc.* 10,090 570,590
Select Medical Holdings Corp. 3,029 49,706
Strata Critical Medical, Inc.* 2,502 12,560
Surgery Partners, Inc.* 1,542 21,634
Talkspace, Inc.* 4,967 25,779
Tenet Healthcare Corp.* 13,650 2,417,688
UnitedHealth Group, Inc. 29,147 10,798,381
US Physical Therapy, Inc. 387 27,562
Viemed Healthcare, Inc.* 1,487 14,811
24,805,679
Health Care REITs 0 .5%
American Healthcare REIT,
Inc. 3,127 158,789
CareTrust REIT, Inc. 5,164 203,720
Diversified Healthcare Trust 2,555 19,265
Common Stocks
Shares Value ($)
Health Care REITs
LTC Properties, Inc. 1,267 48,425
National Health Investors, Inc. 1,270 97,676
Sabra Health Care REIT, Inc. 7,016 144,950
Sila Realty Trust, Inc. 1,957 59,551
Universal Health Realty
Income Trust 848 34,514
Ventas, Inc. 41,764 3,669,385
Welltower, Inc. 18,071 3,927,551
8,363,826
Health Care Technology 0 .0%
†
Definitive Healthcare Corp.,
Class A* 3,828 3,649
Evolent Health, Inc., Class A* 1,019 3,821
HealthStream, Inc. 649 13,473
HeartFlow, Inc.* 249 7,410
OptimizeRx Corp.* 2,406 14,989
Phreesia, Inc.* 1,046 9,634
Schrodinger, Inc.* 1,100 13,156
Teladoc Health, Inc.* 4,521 27,397
TruBridge, Inc.* 599 15,394
Waystar Holding Corp.* 23,023 492,117
601,040
Hotel & Resort REITs 0 .0%
†
Apple Hospitality REIT, Inc. 6,691 90,128
Braemar Hotels & Resorts, Inc. 4,237 10,254
DiamondRock Hospitality Co. 6,532 66,626
RLJ Lodging Trust 4,712 38,827
Ryman Hospitality Properties,
Inc. 1,661 174,554
Service Properties Trust 7,620 11,811
Summit Hotel Properties, Inc. 2,289 11,376
Xenia Hotels & Resorts, Inc. 2,058 33,484
437,060
Hotels, Restaurants & Leisure 1 .9%
Bally's Corp.* 881 11,735
Biglari Holdings, Inc., Class B* 45 13,916
BJ's Restaurants, Inc.* 189 7,258
Bloomin' Brands, Inc. 3,028 18,471
Booking Holdings, Inc. 20,844 3,509,296
Brinker International, Inc.* 6,975 1,061,874
Carnival Corp. 77,057 2,042,781
Cheesecake Factory, Inc.
(The) 1,243 78,147
Cracker Barrel Old Country
Store, Inc. 407 12,747
Dave & Buster's
Entertainment, Inc.* 472 5,319
Dine Brands Global, Inc. 521 14,473
DoorDash, Inc., Class A* 8,823 1,487,999
DraftKings, Inc., Class A* 287,974 6,715,554
El Pollo Loco Holdings, Inc.* 1,073 14,507
First Watch Restaurant Group,
Inc.* 1,080 14,170
Genius Sports Ltd.* 1,921 8,375
Hilton Grand Vacations, Inc.* 599 28,135
Krispy Kreme, Inc.* 4,317 17,009
Kura Sushi USA, Inc., Class A* 305 16,796
Life Time Group Holdings,
Inc.* 3,647 97,776

Nationwide Fundamental All Cap Equity Portfolio - April 30, 2026 (Unaudited) - Statement of Investments - 31
Common Stocks
Shares Value ($)
Hotels, Restaurants & Leisure
Lindblad Expeditions Holdings,
Inc.* 2,117 39,228
Marriott International, Inc.,
Class A 8,823 3,191,191
Marriott Vacations Worldwide
Corp. 163 11,738
McDonald's Corp. 16,322 4,791,976
Monarch Casino & Resort, Inc. 544 64,567
Navan, Inc., Class A* 339 5,929
Papa John's International, Inc. 261 9,446
Red Rock Resorts, Inc., Class
A 1,510 81,480
Rush Street Interactive, Inc.* 3,030 85,143
Sabre Corp.* 10,191 18,649
Serve Robotics, Inc.* 3,855 36,353
Shake Shack, Inc., Class A* 1,069 109,530
Six Flags Entertainment Corp.* 3,223 60,528
Super Group SGHC Ltd. 4,904 63,556
Sweetgreen, Inc., Class A* 3,332 22,924
Target Hospitality Corp.* 954 13,871
United Parks & Resorts, Inc.* 315 11,104
Wynn Resorts Ltd. 36,142 3,871,170
Yum! Brands, Inc. 15,294 2,441,687
30,106,408
Household Durables 0 .2%
Cavco Industries, Inc.* 243 123,201
Century Communities, Inc. 448 25,097
Champion Homes, Inc.* 1,168 89,037
Flexsteel Industries, Inc. 302 16,701
Green Brick Partners, Inc.* 986 66,496
Helen of Troy Ltd.* 576 13,334
Hovnanian Enterprises, Inc.,
Class A* 144 16,191
Installed Building Products,
Inc. 624 180,055
KB Home 1,520 80,545
La-Z-Boy, Inc. 478 16,606
Leggett & Platt, Inc. 1,170 12,718
Lennar Corp., Class A 10,000 903,000
LGI Homes, Inc.* 102 4,995
Lovesac Co. (The)* 347 5,486
M/I Homes, Inc.* 820 107,822
Meritage Homes Corp. 1,227 82,626
Sonos, Inc.* 3,073 45,573
Taylor Morrison Home Corp.,
Class A* 2,415 146,687
Toll Brothers, Inc. 12,353 1,755,855
Tri Pointe Homes, Inc.* 1,509 70,757
3,762,782
Household Products 0 .9%
Central Garden & Pet Co.,
Class A* 943 31,647
Colgate-Palmolive Co. 32,940 2,811,759
Energizer Holdings, Inc. 726 14,215
Oil-Dri Corp. of America 693 50,554
Procter & Gamble Co. (The) 71,119 10,460,894
Spectrum Brands Holdings,
Inc. 648 53,525
WD-40 Co. 266 55,849
13,478,443
Common Stocks
Shares Value ($)
Independent Power and Renewable Electricity Producers
0 .1%
Ormat Technologies, Inc. 1,415 162,583
Vistra Corp. 11,176 1,764,020
1,926,603
Industrial Conglomerates 0 .0%
†
Brookfield Business Corp.,
Class A 319 10,878
Industrial REITs 0 .2%
Industrial Logistics Properties
Trust 1,138 8,455
Innovative Industrial
Properties, Inc. 901 48,879
LXP Industrial Trust 1,932 98,378
One Liberty Properties, Inc. 830 18,849
Prologis, Inc. 23,529 3,341,589
Terreno Realty Corp. 1,610 104,972
3,621,122
Insurance 3 .0%
American Integrity Insurance
Group, Inc. 671 13,152
AMERISAFE, Inc. 181 5,484
Aon plc, Class A 71,119 22,164,236
Baldwin Insurance Group, Inc.
(The), Class A* 1,458 33,126
Brown & Brown, Inc. 32,352 1,945,973
CNO Financial Group, Inc. 3,343 148,596
Donegal Group, Inc., Class A 1,277 21,479
Employers Holdings, Inc. 905 38,119
Genworth Financial, Inc.,
Class A* 7,936 69,757
Goosehead Insurance, Inc.,
Class A* 454 20,335
Greenlight Capital Re Ltd.,
Class A* 1,586 29,056
Hamilton Insurance Group
Ltd., Class B 1,850 60,624
HCI Group, Inc. 332 50,985
Heritage Insurance Holdings,
Inc.* 265 7,770
Horace Mann Educators Corp. 1,504 68,342
Investors Title Co. 130 30,781
Kingstone Cos., Inc. 870 14,503
Lemonade, Inc.* 1,508 85,413
Marsh & McLennan Cos., Inc. 19,820 3,324,012
Mercury General Corp. 904 87,968
MetLife, Inc. 17,647 1,413,525
Oscar Health, Inc., Class A* 4,421 81,612
Palomar Holdings, Inc.* 502 60,431
Root, Inc., Class A* 275 14,982
Ryan Specialty Holdings, Inc.,
Class A 297,301 10,337,156
Safety Insurance Group, Inc. 432 32,469
Selective Insurance Group,
Inc. 1,416 118,873
SiriusPoint Ltd.* 1,859 43,519
Skyward Specialty Insurance
Group, Inc.* 853 38,769
Stewart Information Services
Corp. 616 43,114
Trupanion, Inc.* 489 11,731

32 - Statement of Investments - April 30, 2026 (Unaudited) - Nationwide Fundamental All Cap Equity Portfolio
Common Stocks
Shares Value ($)
Insurance
United Fire Group, Inc. 390 15,725
Universal Insurance Holdings,
Inc. 1,507 59,722
Unum Group 69,953 5,622,822
46,114,161
Interactive Media & Services 9 .6%
Alphabet, Inc., Class A 189,456 72,902,669
Alphabet, Inc., Class C 112,508 42,971,305
Bumble, Inc., Class A* 4,069 16,886
Cargurus, Inc., Class A* 2,061 75,144
Cars.com, Inc.* 2,220 24,398
MediaAlpha, Inc., Class A* 1,130 9,616
Meta Platforms, Inc., Class A 54,797 33,530,832
QuinStreet, Inc.* 900 11,484
Shutterstock, Inc. 1,461 23,625
Teads Holding Co.* 2,545 2,222
TripAdvisor, Inc.* 1,673 18,621
Yelp, Inc., Class A* 2,028 55,973
Ziff Davis, Inc.* 1,221 55,873
ZipRecruiter, Inc., Class A* 567 1,656
149,700,304
IT Services 0 .2%
Applied Digital Corp.* 5,094 174,470
BigBear.ai Holdings, Inc.* 9,340 37,173
DigitalOcean Holdings, Inc.* 1,845 177,913
Everforth, Inc.* 894 18,863
Fastly, Inc., Class A* 3,095 78,164
Hackett Group, Inc. (The) 1,326 17,119
Information Services Group,
Inc. 5,930 24,194
Rackspace Technology, Inc.* 15,472 22,589
Snowflake, Inc., Class A* 19,999 2,729,264
Whitefiber, Inc.* 768 11,758
Wix.com Ltd.* 5,882 439,327
3,730,834
Leisure Products 0 .0%
†
Acushnet Holdings Corp. 951 92,076
Callaway Golf Co.* 1,992 30,478
Escalade, Inc. 562 10,509
Funko, Inc., Class A* 1,773 7,819
Latham Group, Inc.* 2,439 14,805
MasterCraft Boat Holdings,
Inc.* 604 14,103
Peloton Interactive, Inc., Class
A* 9,272 50,532
Polaris, Inc. 1,165 77,205
Smith & Wesson Brands, Inc. 973 15,120
312,647
Life Sciences Tools & Services 0 .8%
10X Genomics, Inc., Class A* 2,961 65,290
Adaptive Biotechnologies
Corp.* 3,642 51,352
Azenta, Inc.* 768 18,870
BioLife Solutions, Inc.* 723 15,241
Cytek Biosciences, Inc.* 1,682 7,670
Danaher Corp. 22,152 3,964,100
Fortrea Holdings, Inc.* 3,345 38,468
Ginkgo Bioworks Holdings,
Inc.* 1,346 11,387
Mesa Laboratories, Inc. 260 26,000
Common Stocks
Shares Value ($)
Life Sciences Tools & Services
Pacific Biosciences of
California, Inc.* 8,085 12,855
Personalis, Inc.* 3,050 16,836
Thermo Fisher Scientific, Inc. 12,242 5,863,428
Waters Corp.* 7,059 2,182,855
12,274,352
Machinery 2 .3%
Alamo Group, Inc. 331 57,409
Albany International Corp.,
Class A 676 39,235
Astec Industries, Inc. 811 52,731
Atmus Filtration Technologies,
Inc. 2,350 148,990
Blue Bird Corp.* 1,206 77,317
Caterpillar, Inc. 12,825 11,415,661
CECO Environmental Corp.* 223 16,533
Chart Industries, Inc.* 885 183,992
Columbus McKinnon Corp. 1,741 26,898
Deere & Co. 8,744 5,157,823
Douglas Dynamics, Inc. 1,132 52,219
Enerpac Tool Group Corp.,
Class A 1,825 64,058
Enpro, Inc. 417 121,576
ESCO Technologies, Inc. 570 184,652
Federal Signal Corp. 1,470 181,001
Franklin Electric Co., Inc. 1,248 125,037
Gorman-Rupp Co. (The) 1,042 78,921
Greenbrier Cos., Inc. (The) 548 26,918
Helios Technologies, Inc. 402 27,497
Hillman Solutions Corp.* 1,770 14,443
ITT, Inc. 40,806 8,746,358
JBT Marel Corp. 819 96,724
Kadant, Inc. 265 77,679
Kennametal, Inc. 2,282 88,336
L B Foster Co., Class A* 469 14,356
Lindsay Corp. 364 40,757
Luxfer Holdings plc 2,762 41,568
Microvast Holdings, Inc.* 3,729 7,197
Mueller Water Products, Inc.,
Class A 4,293 119,732
Omega Flex, Inc. 327 10,307
Palladyne AI Corp.* 2,120 12,911
Parker-Hannifin Corp. 7,788 7,082,563
Proto Labs, Inc.* 401 25,989
Richtech Robotics, Inc., Class
B* 9,268 22,799
SPX Technologies, Inc.* 926 202,711
Standex International Corp. 241 65,793
Tennant Co. 411 34,129
Terex Corp. 3,035 188,777
Trinity Industries, Inc. 1,504 49,045
Watts Water Technologies,
Inc., Class A 737 221,218
Worthington Enterprises, Inc. 374 20,297
35,222,157
Marine Transportation 0 .0%
†
Costamare, Inc. 2,216 36,830
Matson, Inc. 733 127,857
Safe Bulkers, Inc. 2,183 14,714
179,401

Nationwide Fundamental All Cap Equity Portfolio - April 30, 2026 (Unaudited) - Statement of Investments - 33
Common Stocks
Shares Value ($)
Media 0 .5%
AMC Global Media, Inc., Class
A* 1,841 15,630
Cable One, Inc.* 372 34,034
EchoStar Corp., Class A* 65,338 8,045,721
Gambling.com Group Ltd.* 3,219 12,393
Gray Media, Inc. 4,473 25,228
iHeartMedia, Inc., Class A* 4,269 25,486
John Wiley & Sons, Inc., Class
A 2,076 84,971
Magnite, Inc.* 2,516 32,242
National CineMedia, Inc. 1,904 6,455
Nexxen International Ltd.* 2,364 17,352
PubMatic, Inc., Class A* 543 5,310
Thryv Holdings, Inc.* 553 1,980
USA TODAY Co., Inc.* 4,082 29,513
8,336,315
Metals & Mining 0 .9%
Agnico Eagle Mines Ltd. 13,529 2,546,293
Alpha Metallurgical Resources,
Inc.* 212 39,527
American Battery Technology
Co.* 1,244 4,205
Caledonia Mining Corp. plc 1,484 33,984
Century Aluminum Co.* 1,198 71,209
Coeur Mining, Inc.* 23,741 426,626
Commercial Metals Co. 3,334 229,913
Compass Minerals
International, Inc.* 808 21,582
Constellium SE, Class A* 3,374 105,539
Critical Metals Corp.* 2,367 30,132
Ferroglobe plc 2,910 13,502
Hecla Mining Co. 15,336 276,355
Idaho Strategic Resources,
Inc.* 253 10,664
Ivanhoe Electric, Inc.* 2,425 31,113
Kaiser Aluminum Corp. 324 55,219
Materion Corp. 548 100,728
NioCorp Developments Ltd.* 1,424 8,501
Novagold Resources, Inc.* 5,815 46,869
Nucor Corp. 14,117 3,180,419
Perpetua Resources Corp.* 1,639 45,253
Ramaco Resources, Inc.,
Class A* 271 4,024
Royal Gold, Inc. 7,647 1,784,657
Ryerson Holding Corp. 632 17,513
Southern Copper Corp. 10,588 1,817,854
SSR Mining, Inc.* 4,941 142,350
Steel Dynamics, Inc. 14,705 3,362,445
SunCoke Energy, Inc. 1,258 8,579
United States Antimony Corp.* 3,044 36,558
USA Rare Earth, Inc.* 4,819 125,149
Vox Royalty Corp. 1,070 5,500
Warrior Met Coal, Inc. 1,040 93,444
Worthington Steel, Inc. 554 21,290
14,696,996
Mortgage Real Estate Investment Trusts (REITs) 0 .0%
†
Apollo Commercial Real
Estate Finance, Inc. 4,010 43,869
Arbor Realty Trust, Inc. 7,111 56,177
Ares Commercial Real Estate
Corp. 2,755 14,409
Common Stocks
Shares Value ($)
Mortgage Real Estate Investment Trusts (REITs)
ARMOUR Residential REIT,
Inc. 2,229 39,097
Blackstone Mortgage Trust,
Inc., Class A 3,654 69,389
BrightSpire Capital, Inc., Class
A 4,106 23,815
Chicago Atlantic Real Estate
Finance, Inc. 1,271 15,138
Chimera Investment Corp. 567 7,796
Claros Mortgage Trust, Inc.* 5,778 15,254
Dynex Capital, Inc. 2,847 38,776
Franklin BSP Realty Trust, Inc. 5,656 51,470
KKR Real Estate Finance
Trust, Inc. 1,709 10,476
Ladder Capital Corp., Class A 5,464 56,170
Lument Finance Trust, Inc. 5,523 6,572
MFA Financial, Inc. 920 9,430
Ready Capital Corp. 17,980 33,982
Seven Hills Realty Trust 1,735 14,175
TPG RE Finance Trust, Inc. 4,972 42,063
Two Harbors Investment Corp. 2,174 25,153
573,211
Multi-Utilities 0 .6%
Avista Corp. 2,373 97,530
Black Hills Corp. 2,046 154,043
CenterPoint Energy, Inc. 33,529 1,463,541
CMS Energy Corp. 28,823 2,211,877
NiSource, Inc. 36,470 1,760,771
Northwestern Energy Group,
Inc. 990 71,617
Sempra 24,117 2,294,009
WEC Energy Group, Inc. 14,705 1,734,308
9,787,696
Office REITs 0 .0%
†
Brandywine Realty Trust 3,920 11,877
COPT Defense Properties 3,721 116,281
Douglas Emmett, Inc. 3,125 33,781
Easterly Government
Properties, Inc., Class A 397 9,294
Empire State Realty Trust,
Inc., Class A 3,688 20,542
Hudson Pacific Properties,
Inc.* 3,603 33,184
JBG SMITH Properties 727 10,905
NET Lease Office Properties 2,161 28,223
Piedmont Realty Trust, Inc.,
Class A* 2,536 21,201
Postal Realty Trust, Inc., Class
A 2,415 52,840
338,128
Oil, Gas & Consumable Fuels 3 .5%
California Resources Corp. 2,151 146,827
Calumet, Inc.* 734 24,016
Centrus Energy Corp., Class
A* 426 89,869
Cheniere Energy, Inc. 7,430 2,042,879
Clean Energy Fuels Corp.* 4,514 10,382
CNX Resources Corp.* 3,668 142,722
Comstock Resources, Inc.* 856 14,912
ConocoPhillips 54,797 6,892,367

34 - Statement of Investments - April 30, 2026 (Unaudited) - Nationwide Fundamental All Cap Equity Portfolio
Common Stocks
Shares Value ($)
Oil, Gas & Consumable Fuels
Coterra Energy, Inc. 72,351 2,598,124
Crescent Energy Co., Class A 4,627 62,233
CVR Energy, Inc.* 401 13,289
Delek US Holdings, Inc. 1,471 68,534
DHT Holdings, Inc. 5,034 93,028
Diamondback Energy, Inc. 19,237 3,955,704
Diversified Energy Co. 772 12,854
Dorian LPG Ltd. 1,149 44,294
DT Midstream, Inc. 12,941 1,915,139
Encore Energy Corp.* 4,158 8,150
Energy Fuels, Inc.* 5,197 112,463
EQT Corp. 54,704 3,286,616
Excelerate Energy, Inc., Class
A 952 33,225
Exxon Mobil Corp. 112,508 17,363,360
FLEX LNG Ltd. 1,611 52,245
Golar LNG Ltd. 1,645 90,459
Green Plains, Inc.* 1,844 32,049
Gulfport Energy Corp.* 395 76,053
HighPeak Energy, Inc. 2,663 18,055
International Seaways, Inc. 1,063 88,176
Kinetik Holdings, Inc., Class A 722 36,490
Kosmos Energy Ltd.* 11,999 36,957
Lightbridge Corp.* 1,595 20,815
Magnolia Oil & Gas Corp.,
Class A 5,737 173,487
Murphy Oil Corp. 3,822 159,607
Navigator Holdings Ltd. 1,615 35,207
New Fortress Energy, Inc.* 9,139 6,322
NextDecade Corp.* 3,153 24,688
Nordic American Tankers Ltd. 2,743 15,306
Northern Oil & Gas, Inc. 3,063 83,191
Par Pacific Holdings, Inc.* 1,234 81,037
PBF Energy, Inc., Class A 1,684 73,018
Phillips 66 27,398 4,908,352
PrimeEnergy Resources
Corp.* 130 28,807
REX American Resources
Corp.* 569 27,596
Riley Exploration Permian, Inc. 812 29,370
Sable Offshore Corp.* 3,844 55,161
SandRidge Energy, Inc. 1,632 25,378
Scorpio Tankers, Inc. 1,393 113,293
SFL Corp. Ltd. 1,324 15,266
Shell plc, ADR 21,764 1,973,342
SM Energy Co. 5,875 182,301
Talos Energy, Inc.* 2,748 43,748
Targa Resources Corp. 10,000 2,600,800
Teekay Corp. Ltd. 2,765 36,940
Teekay Tankers Ltd., Class A 533 41,867
Uranium Energy Corp.* 10,837 161,363
VAALCO Energy, Inc. 3,291 21,622
Vitesse Energy, Inc. 603 11,312
W&T Offshore, Inc. 1,964 8,268
Williams Cos., Inc. (The) 47,646 3,635,866
World Kinect Corp. 1,485 40,050
53,994,851
Paper & Forest Products 0 .0%
†
Magnera Corp.* 2,433 24,281
Sylvamo Corp. 559 23,886
48,167
Common Stocks
Shares Value ($)
Passenger Airlines 0 .2%
Allegiant Travel Co.* 370 27,987
Delta Air Lines, Inc. 29,999 2,039,632
Frontier Group Holdings, Inc.* 3,055 11,090
JetBlue Airways Corp.* 3,048 14,189
Joby Aviation, Inc.* 13,697 125,875
SkyWest, Inc.* 975 80,067
Sun Country Airlines Holdings,
Inc.* 1,438 22,720
2,321,560
Personal Care Products 0 .0%
†
Edgewell Personal Care Co. 976 22,009
Herbalife Ltd.* 3,611 59,942
Interparfums, Inc. 444 40,502
Lifevantage Corp. 889 4,489
Nature's Sunshine Products,
Inc.* 1,180 32,049
158,991
Pharmaceuticals 3 .7%
Alumis, Inc.* 1,723 42,541
Amneal Pharmaceuticals, Inc.* 6,020 77,477
Amphastar Pharmaceuticals,
Inc.* 746 16,382
Amylyx Pharmaceuticals, Inc.* 1,899 30,384
ANI Pharmaceuticals, Inc.* 393 31,224
Aquestive Therapeutics, Inc.* 2,301 9,434
Arvinas, Inc.* 2,454 24,295
AstraZeneca plc 11,176 2,094,047
Atea Pharmaceuticals, Inc.* 2,258 12,442
Axsome Therapeutics, Inc.* 859 178,457
BioAge Labs, Inc.* 672 11,323
Biote Corp., Class A* 1,984 4,404
Bristol-Myers Squibb Co. 67,621 4,097,156
Collegium Pharmaceutical,
Inc.* 1,363 45,974
CorMedix, Inc.* 1,457 11,059
Crinetics Pharmaceuticals,
Inc.* 1,846 71,588
Definium Therapeutics, Inc.* 2,128 46,561
Edgewise Therapeutics, Inc.* 1,730 53,561
Eli Lilly & Co. 20,403 19,068,644
Enliven Therapeutics, Inc.* 778 32,077
Esperion Therapeutics, Inc.* 8,156 16,312
Eton Pharmaceuticals, Inc.* 838 20,213
EyePoint, Inc.* 2,088 27,562
Fulcrum Therapeutics, Inc.* 1,805 12,870
Harmony Biosciences
Holdings, Inc.* 1,543 48,234
Harrow, Inc.* 1,294 52,446
Indivior Pharmaceuticals, Inc.* 2,454 90,258
Innoviva, Inc.* 1,548 35,589
Johnson & Johnson 68,204 15,676,689
LB Pharmaceuticals, Inc.* 565 17,916
LENZ Therapeutics, Inc.* 758 6,807
Ligand Pharmaceuticals, Inc.* 353 80,996
Liquidia Corp.* 1,666 65,324
Maze Therapeutics, Inc.* 198 5,263
MBX Biosciences, Inc.* 235 7,102
Merck & Co., Inc. 85,110 9,292,310
Nuvation Bio, Inc.* 6,658 29,628
Ocular Therapeutix, Inc.* 3,755 35,184
Omeros Corp.* 2,022 29,521

Nationwide Fundamental All Cap Equity Portfolio - April 30, 2026 (Unaudited) - Statement of Investments - 35
Common Stocks
Shares Value ($)
Pharmaceuticals
Pacira BioSciences, Inc.* 979 24,955
Pfizer, Inc. 208,110 5,556,537
Phathom Pharmaceuticals,
Inc.* 507 5,678
Phibro Animal Health Corp.,
Class A 708 37,651
Prestige Consumer
Healthcare, Inc.* 1,368 77,046
Rapport Therapeutics, Inc.* 419 13,881
Roche Holding AG, ADR 13,529 688,356
Septerna, Inc.* 515 12,236
SIGA Technologies, Inc. 2,322 10,681
Supernus Pharmaceuticals,
Inc.* 1,237 59,376
Tarsus Pharmaceuticals, Inc.* 685 43,573
Terns Pharmaceuticals, Inc.* 2,065 109,300
Theravance Biopharma, Inc.* 773 12,940
Trevi Therapeutics, Inc.* 1,753 24,121
WaVe Life Sciences Ltd.* 1,989 14,042
Xeris Biopharma Holdings,
Inc.* 4,711 28,855
58,228,482
Professional Services 0 .8%
Alight, Inc., Class A 56,763 46,966
Barrett Business Services, Inc. 315 9,932
BlackSky Technology, Inc.* 544 19,301
CACI International, Inc., Class
A* 6,470 3,361,424
CBIZ, Inc.* 442 13,481
CRA International, Inc. 196 30,864
CSG Systems International,
Inc. 1,012 81,375
Exponent, Inc. 868 58,061
Falcon's Beyond Global, Inc.,
Class A* 1,265 21,404
Huron Consulting Group, Inc.* 390 50,959
ICF International, Inc. 590 42,279
Innodata, Inc.* 961 40,583
Jacobs Solutions, Inc. 19,411 2,511,978
Kelly Services, Inc., Class A 1,611 15,723
Kforce, Inc. 739 33,410
Korn Ferry 1,602 106,437
Legalzoom.com, Inc.* 1,296 8,359
Maximus, Inc. 1,688 110,767
Planet Labs PBC* 6,007 222,079
Resolute Holdings
Management, Inc.* 128 17,420
Resources Connection, Inc. 3,059 12,970
Spire Global, Inc.* 779 13,890
TIC Solutions, Inc.* 995 9,094
TransUnion 35,499 2,520,429
TriNet Group, Inc. 471 21,562
Upwork, Inc.* 3,607 37,332
Verisk Analytics, Inc., Class A 13,578 2,505,005
Verra Mobility Corp., Class A* 3,025 44,861
Willdan Group, Inc.* 321 24,396
11,992,341
Real Estate Management & Development 0 .0%
†
Compass, Inc., Class A* 13,546 102,543
Cushman & Wakefield Ltd.* 7,311 102,646
Douglas Elliman, Inc.* 5,278 10,609
Common Stocks
Shares Value ($)
Real Estate Management & Development
eXp World Holdings, Inc. 766 4,765
Forestar Group, Inc.* 471 13,310
Newmark Group, Inc., Class A 4,556 73,443
RE/MAX Holdings, Inc., Class
A* 1,915 20,491
Real Brokerage, Inc. (The)* 8,193 17,205
RMR Group, Inc. (The), Class
A 754 13,429
St Joe Co. (The) 1,211 78,194
436,635
Residential REITs 0 .1%
Centerspace 548 37,412
Independence Realty Trust,
Inc. 4,762 77,668
NexPoint Residential Trust,
Inc. 1,109 32,039
Sun Communities, Inc. 13,529 1,729,547
Veris Residential, Inc. 2,250 42,683
1,919,349
Retail REITs 0 .2%
Acadia Realty Trust 941 20,344
Alexander's, Inc. 156 39,306
CBL & Associates Properties,
Inc. 1,880 84,638
Curbline Properties Corp. 980 27,048
Getty Realty Corp. 1,885 62,431
InvenTrust Properties Corp. 1,025 32,923
Kite Realty Group Trust 4,459 116,647
Macerich Co. (The) 5,169 112,322
NETSTREIT Corp. 2,092 43,033
Phillips Edison & Co., Inc. 2,599 104,389
Realty Income Corp. 19,999 1,284,736
Regency Centers Corp. 19,999 1,556,922
Tanger, Inc. 3,533 131,004
Urban Edge Properties 3,025 66,308
Whitestone REIT 1,878 35,569
3,717,620
Semiconductors & Semiconductor Equipment 14 .6%
ACM Research, Inc., Class A* 1,056 54,585
Advanced Micro Devices, Inc.* 38,474 13,638,648
Aehr Test Systems* 618 55,966
Ambarella, Inc.* 840 57,792
Analog Devices, Inc. 39,640 15,945,586
ASML Holding NV
(Registered), ADR-NL 1,176 1,692,252
Atomera, Inc.* 3,151 25,775
Axcelis Technologies, Inc.* 868 120,747
Blaize Holdings, Inc.* 8,814 17,275
Broadcom, Inc. 104,347 43,557,568
Cohu, Inc.* 495 23,438
Credo Technology Group
Holding Ltd.* 3,772 656,366
Diodes, Inc.* 1,045 111,972
FormFactor, Inc.* 1,682 228,634
Ichor Holdings Ltd.* 599 39,516
Impinj, Inc.* 567 82,170
indie Semiconductor, Inc.,
Class A* 5,114 23,064
Intel Corp.* 89,190 8,426,671
Kopin Corp.* 3,262 14,549

36 - Statement of Investments - April 30, 2026 (Unaudited) - Nationwide Fundamental All Cap Equity Portfolio
Common Stocks
Shares Value ($)
Semiconductors & Semiconductor Equipment
Kulicke & Soffa Industries, Inc. 1,722 147,231
Lam Research Corp. 53,631 13,829,290
MaxLinear, Inc., Class A* 1,695 119,921
Navitas Semiconductor Corp.,
Class A* 5,731 94,561
NVE Corp. 598 49,508
NVIDIA Corp. 552,629 110,288,170
Penguin Solutions, Inc.* 1,227 37,313
Photronics, Inc.* 2,219 109,796
Power Integrations, Inc. 1,321 96,050
QUALCOMM, Inc. 30,313 5,443,609
Rambus, Inc.* 2,760 317,704
Rigetti Computing, Inc.* 7,719 134,697
Semtech Corp.* 2,133 224,072
Silicon Laboratories, Inc.* 634 138,022
SiTime Corp.* 510 286,696
SkyWater Technology, Inc.* 458 14,610
Synaptics, Inc.* 805 75,340
Texas Instruments, Inc. 41,389 11,633,620
Ultra Clean Holdings, Inc.* 853 66,662
Veeco Instruments, Inc.* 569 28,365
227,907,811
Software 7 .3%
8x8, Inc.* 4,340 8,333
A10 Networks, Inc. 3,180 84,842
ACI Worldwide, Inc.* 2,870 124,041
Adeia, Inc. 4,007 127,623
Agilysys, Inc.* 529 33,888
Alarm.com Holdings, Inc.* 922 40,946
Appian Corp., Class A* 522 10,852
Arteris, Inc.* 521 15,088
Asana, Inc., Class A* 1,927 12,179
Autodesk, Inc.* 12,353 2,927,661
AvePoint, Inc.* 1,009 9,838
Bit Digital, Inc.* 6,974 10,531
Bitdeer Technologies Group,
Class A* 3,889 43,907
Blackbaud, Inc.* 1,255 46,648
BlackLine, Inc.* 1,184 37,000
Box, Inc., Class A* 2,857 69,139
Braze, Inc., Class A* 932 20,532
C3.ai, Inc., Class A* 2,063 18,216
Cerence, Inc.* 2,518 22,914
Check Point Software
Technologies Ltd.* 17,647 1,984,758
Cipher Digital, Inc.* 7,294 129,396
Cleanspark, Inc.* 6,397 80,154
Clear Secure, Inc., Class A 2,746 146,609
Clearwater Analytics Holdings,
Inc., Class A* 4,637 112,215
Commvault Systems, Inc.* 1,118 110,548
Consensus Cloud Solutions,
Inc.* 1,336 34,576
Core Scientific, Inc.* 6,313 126,260
Crowdstrike Holdings, Inc.,
Class A* 10,493 4,677,255
Daily Journal Corp.* 26 13,748
Digital Turbine, Inc.* 2,085 7,360
Domo, Inc., Class B* 1,019 3,628
D-Wave Quantum, Inc.* 9,243 187,448
eGain Corp.* 1,329 10,047
Common Stocks
Shares Value ($)
Software
Fair Isaac Corp.* 2,353 2,411,825
Five9, Inc.* 1,533 26,368
Freshworks, Inc., Class A* 4,297 35,064
Hut 8 Corp.* 2,181 165,276
Intapp, Inc.* 786 17,646
InterDigital, Inc. 714 211,744
Intuit, Inc. 9,327 3,623,539
Life360, Inc.* 176 7,584
LiveRamp Holdings, Inc.* 2,209 64,569
MARA Holdings, Inc.* 9,032 108,294
Microsoft Corp. 178,963 72,977,532
Mitek Systems, Inc.* 2,283 31,871
NCR Voyix Corp.* 1,642 11,313
NextNav, Inc.* 1,452 26,906
OneSpan, Inc. 2,518 29,158
Ooma, Inc.* 981 16,010
Oracle Corp. 65,872 10,631,082
Pagaya Technologies Ltd.,
Class A* 2,723 37,822
PagerDuty, Inc.* 2,075 13,799
PAR Technology Corp.* 339 4,556
Porch Group, Inc.* 1,960 18,875
Progress Software Corp.* 1,429 39,798
Q2 Holdings, Inc.* 1,099 55,774
Qualys, Inc.* 954 82,931
Rapid7, Inc.* 926 5,463
Red Violet, Inc.* 758 28,372
ReposiTrak, Inc. 1,330 13,007
Rezolve AI plc* 6,305 16,204
Riot Platforms, Inc.* 8,526 146,988
Salesforce, Inc. 29,147 5,145,320
ServiceNow, Inc.* 43,138 3,809,517
SoundHound AI, Inc., Class A* 8,616 68,583
Sprinklr, Inc., Class A* 3,320 16,334
Sprout Social, Inc., Class A* 435 2,610
SPS Commerce, Inc.* 913 51,238
Tenable Holdings, Inc.* 1,983 41,425
Terawulf, Inc.* 7,016 152,458
Trimble, Inc.* 25,882 1,742,376
Varonis Systems, Inc., Class
B* 1,549 40,739
Vertex, Inc., Class A* 826 10,218
Viant Technology, Inc., Class
A* 679 7,374
Workiva, Inc., Class A* 794 42,463
Zeta Global Holdings Corp.,
Class A* 4,806 88,526
113,366,731
Specialized REITs 0 .2%
Farmland Partners, Inc. 1,203 12,932
Four Corners Property Trust,
Inc. 2,938 75,125
Outfront Media, Inc. 4,390 135,432
Public Storage 8,235 2,490,676
Smartstop Self Storage REIT,
Inc. 659 20,745
Weyerhaeuser Co. 40,587 995,193
3,730,103
Specialty Retail 2 .3%
Abercrombie & Fitch Co.,
Class A* 1,014 86,545

Nationwide Fundamental All Cap Equity Portfolio - April 30, 2026 (Unaudited) - Statement of Investments - 37
Common Stocks
Shares Value ($)
Specialty Retail
Academy Sports & Outdoors,
Inc. 1,481 81,218
Advance Auto Parts, Inc. 816 48,560
American Eagle Outfitters, Inc. 4,915 85,619
Asbury Automotive Group,
Inc.* 322 65,588
Bed Bath & Beyond, Inc.* 863 4,229
Boot Barn Holdings, Inc.* 866 148,476
Buckle, Inc. (The) 1,254 69,735
Build-A-Bear Workshop, Inc. 135 4,987
Caleres, Inc. 893 11,698
Camping World Holdings, Inc.,
Class A 404 3,309
Citi Trends, Inc.* 215 10,473
Designer Brands, Inc., Class A 1,202 9,015
Envela Corp.* 1,052 18,526
Floor & Decor Holdings, Inc.,
Class A* 35,293 1,708,181
Genesco, Inc.* 430 15,261
Group 1 Automotive, Inc. 209 74,586
Home Depot, Inc. (The) 38,474 12,650,251
National Vision Holdings, Inc.* 2,297 53,336
O'Reilly Automotive, Inc.* 69,953 6,953,328
Outdoor Holding Co.* 2,253 4,574
RealReal, Inc. (The)* 4,150 49,343
Revolve Group, Inc., Class A* 679 17,281
Sally Beauty Holdings, Inc.* 2,627 37,251
Signet Jewelers Ltd. 992 88,318
Stitch Fix, Inc., Class A* 6,735 24,515
ThredUp, Inc., Class A* 3,857 16,546
TJX Cos., Inc. (The) 48,967 7,675,577
Ulta Beauty, Inc.* 3,993 2,146,158
Urban Outfitters, Inc.* 1,706 120,000
Valvoline, Inc.* 74,116 2,462,875
Victoria's Secret & Co.* 1,857 96,248
Warby Parker, Inc., Class A* 74,087 1,638,804
Winmark Corp. 41 15,600
Zumiez, Inc.* 898 22,064
36,518,075
Technology Hardware, Storage & Peripherals 6 .6%
Apple, Inc. 335,775 91,112,546
Diebold Nixdorf, Inc.* 1,041 79,959
Eastman Kodak Co.* 1,212 16,156
GPGI, Inc. 2,577 39,763
IonQ, Inc.* 7,907 356,764
Quantum Computing, Inc.* 3,794 34,222
Western Digital Corp. 25,649 11,145,004
Xerox Holdings Corp. 13,976 31,446
102,815,860
Textiles, Apparel & Luxury Goods 0 .2%
Capri Holdings Ltd.* 2,328 45,419
Carter's, Inc. 778 28,102
Ermenegildo Zegna NV 2,544 30,833
Figs, Inc., Class A* 1,944 29,082
G-III Apparel Group Ltd. 1,591 49,623
Kontoor Brands, Inc. 1,337 98,083
Movado Group, Inc. 722 19,667
NIKE, Inc., Class B 59,998 2,661,511
Oxford Industries, Inc. 350 14,994
Steven Madden Ltd. 1,563 58,706
Common Stocks
Shares Value ($)
Textiles, Apparel & Luxury Goods
Wolverine World Wide, Inc. 523 8,902
3,044,922
Tobacco 0 .2%
British American Tobacco plc,
ADR-UK 54,116 3,182,021
Turning Point Brands, Inc. 345 27,835
Universal Corp. 678 36,327
3,246,183
Trading Companies & Distributors 0 .3%
Alta Equipment Group, Inc. 1,181 9,153
Boise Cascade Co. 978 77,526
Custom Truck One Source,
Inc.* 1,980 19,503
DNOW, Inc.* 3,238 43,681
DXP Enterprises, Inc.* 261 44,566
GATX Corp. 636 124,605
Global Industrial Co. 429 14,204
Herc Holdings, Inc. 842 106,867
Karat Packaging, Inc. 566 16,239
McGrath RentCorp 837 92,530
NPK International, Inc.* 1,159 18,950
Rush Enterprises, Inc., Class A 1,365 101,051
Rush Enterprises, Inc., Class
B 782 56,976
United Rentals, Inc. 3,868 3,712,661
Willis Lease Finance Corp. 70 13,590
Xometry, Inc., Class A* 848 43,477
4,495,579
Water Utilities 0 .0%
†
American States Water Co. 743 55,941
Cadiz, Inc.* 3,797 16,441
California Water Service
Group 1,097 46,337
Consolidated Water Co. Ltd. 574 18,397
H2O America 381 21,408
Middlesex Water Co. 621 31,597
Pure Cycle Corp.* 986 11,378
York Water Co. (The) 444 12,885
214,384
Wireless Telecommunication Services 0 .2%
Gogo, Inc.* 1,189 4,970
Spok Holdings, Inc. 2,805 29,985
Telephone & Data Systems,
Inc. 1,854 83,541
Tingo Group, Inc.* 1,247 0
T-Mobile US, Inc. 17,647 3,449,989
3,568,485
Total Common Stocks
(cost $1,157,162,288) 1,544,709,013
Exchange Traded Fund 0 .7%
Equity Fund 0.7%
iShares Russell 1000 ETF 28,564 11,220,796
Total Exchange Traded Fund
(cost $8,480,714) 11,220,796

38 - Statement of Investments - April 30, 2026 (Unaudited) - Nationwide Fundamental All Cap Equity Portfolio
Rights 0 .0%
†
Number of
Rights
Value ($)
Biotechnology 0 .0%
†
89bio, Inc., CVR*^∞ 3,554 0
Akero Therapeutics, Inc.,
CVR*^∞ 1,507 0
Alkermes plc, CVR*^∞ 1,730 0
Arcellx, Inc., CVR*∞ 741 0
Blueprint Medicines Corp.,
CVR*^∞ 1,787 0
Cargo Therapeutics, Inc.,
CVR*^∞ 1,324 0
Chinook Therapeutics, Inc.,
CVR*^∞ 485 0
Icosavax, Inc., CVR*^∞ 284 0
Inhibrx, Inc., CVR*^∞ 457 0
Metsera, Inc., CVR*^∞ 854 0
Poseida Therapeutics, Inc.,
CVR*^∞ 3,119 0
Verve Therapeutics, Inc.,
CVR*^∞ 2,006 0
0
Food Products 0 .0%
†
TreeHouse Foods, Inc.,
CVR*^∞ 438 0
Health Care Equipment & Supplies 0 .0%
†
Paragon 28, Inc., CVR*^∞ 679 0
Total Rights
(cost $0) 0
Warrants 0 .0%
†
Number of
Warrants
Specialty Retail 0 .0%
†
Bed Bath & Beyond, Inc.,
expiring 10/7/2026* 318 191
Technology Hardware, Storage & Peripherals 0 .0%
†
Xerox Holdings Corp., expiring
2/14/2028* 2,847 525
Total Warrants
(cost $0) 716
Total Investments
(cost $1,165,657,926) — 99.5% 1,555,949,473
Other assets in excess of liabilities — 0.5% 7,692,013
NET ASSETS — 100.0%
$ 1,563,641,486
* Denotes a non-income producing security.
^ Value determined using significant unobservable inputs.
∞ Fair valued security.
† Amount rounds to less than 0.1%.
ADR American Depositary Receipt
CVR Contingent Value Rights
ETF Exchange Traded Fund
NL Netherlands
Reg. S Regulation S - Security was purchased
pursuant to Regulation S under the Securities
Act of 1933, which exempts from registration
securities offered and sold outside of the
United States. Such security cannot be sold
in the United States without either an effective
registration statement filed pursuant to the
Securities Act of 1933 or pursuant to an
exemption from registration. Currently there is
no restriction on trading this security.
REIT Real Estate Investment Trust
UK United Kingdom
The accompanying notes are an integral part of these financial statements.

Nationwide International Equity Portfolio - April 30, 2026 (Unaudited) - Statement of Investments - 39
Common Stocks 96 .6%
Shares Value ($)
AUSTRALIA 7 .5%
Capital Markets 0 .8%
ASX Ltd. 79,247 3,478,946
Macquarie Group Ltd. 32,993 5,658,641
9,137,587
Consumer Staples Distribution & Retail 0 .9%
Coles Group Ltd. 121,629 1,939,250
Woolworths Group Ltd. 317,099 7,853,859
9,793,109
Diversified REITs 0 .1%
Stockland 202,099 591,134
Hotels, Restaurants & Leisure 0 .1%
Aristocrat Leisure Ltd. 39,941 1,376,292
Metals & Mining 4 .1%
BHP Group Ltd. 320,763 12,697,620
Evolution Mining Ltd. 260,707 2,265,961
Fortescue Ltd. 1,220,471 17,504,693
South32 Ltd. 4,549,024 13,499,471
45,967,745
Oil, Gas & Consumable Fuels 1 .0%
Santos Ltd. 2,024,173 11,645,300
Professional Services 0 .5%
Computershare Ltd. 272,630 5,958,324
84,469,491
AUSTRIA 0 .2%
Banks 0 .0%
†
Raiffeisen Bank International AG 9,509 523,428
Electric Utilities 0 .2%
Verbund AG 31,494 2,376,014
2,899,442
BELGIUM 0 .3%
Banks 0 .1%
KBC Group NV 8,305 1,108,316
Beverages 0 .1%
Anheuser-Busch InBev SA/NV 17,009 1,285,709
Pharmaceuticals 0 .1%
UCB SA * 5,471 1,476,624
3,870,649
CHINA 1 .9%
Banks 0 .3%
BOC Hong Kong Holdings Ltd. 565,500 3,248,904
Broadline Retail 0 .4%
Prosus NV 94,478 4,567,021
Food Products 0 .4%
Wilmar International Ltd. 1,494,900 4,251,315
Machinery 0 .2%
Yangzijiang Shipbuilding Holdings
Ltd. 700,900 2,390,636
Marine Transportation 0 .6%
SITC International Holdings Co.
Ltd. 1,552,000 6,521,548
20,979,424
DENMARK 1 .9%
Banks 0 .1%
Danske Bank A/S 31,888 1,638,232
Common Stocks
Shares Value ($)
DENMARK
Biotechnology 0 .2%
Genmab A/S * 9,724 2,573,685
Electrical Equipment 1 .1%
Vestas Wind Systems A/S 409,287 12,588,864
Pharmaceuticals 0 .2%
Novo Nordisk A/S, Class B 63,869 2,689,380
Textiles, Apparel & Luxury Goods 0 .3%
Pandora A/S 43,312 3,298,042
22,788,203
FINLAND 3 .2%
Banks 1 .7%
Nordea Bank Abp 987,707 18,547,216
Insurance 0 .2%
Sampo OYJ, Class A 170,254 1,768,771
Machinery 0 .5%
Metso Oyj 289,534 5,048,170
Oil, Gas & Consumable Fuels 0 .3%
Neste OYJ 96,572 3,330,281
Pharmaceuticals 0 .5%
Orion OYJ, Class B 70,861 5,724,115
34,418,553
GERMANY 8 .1%
Aerospace & Defense 0 .6%
MTU Aero Engines AG 17,909 6,160,442
Rheinmetall AG 947 1,508,259
7,668,701
Air Freight & Logistics 1 .7%
Deutsche Post AG 330,351 19,512,215
Automobile Components 0 .1%
Aumovio SE * 27,823 1,204,651
Automobiles 0 .1%
Volkswagen AG (Preference) 13,273 1,343,180
Capital Markets 0 .2%
Deutsche Bank AG (Registered) 64,838 2,020,464
Diversified Telecommunication Services 1 .8%
Deutsche Telekom AG
(Registered) 619,602 20,056,409
Electrical Equipment 0 .6%
Siemens Energy AG 30,250 6,416,328
Health Care Providers & Services 0 .1%
Fresenius Medical Care AG 13,926 631,423
Insurance 1 .6%
Allianz SE (Registered) 2,925 1,337,281
Hannover Rueck SE 21,646 6,542,464
Muenchener Rueckversicherungs-
Gesellschaft AG in Muenchen
(Registered) 1,342 804,258
Talanx AG 67,505 8,796,441
17,480,444
Machinery 0 .2%
Daimler Truck Holding AG 46,157 2,329,058
Semiconductors & Semiconductor Equipment 0 .8%
Infineon Technologies AG 127,210 8,549,111

40 - Statement of Investments - April 30, 2026 (Unaudited) - Nationwide International Equity Portfolio
Common Stocks
Shares Value ($)
GERMANY
Software 0 .2%
SAP SE 11,180 1,914,188
Specialty Retail 0 .1%
Zalando SE Reg. S *(a) 51,787 1,277,124
90,403,296
HONG KONG 1 .3%
Capital Markets 0 .3%
Hong Kong Exchanges & Clearing
Ltd. 67,300 3,574,811
Diversified Telecommunication Services 0 .3%
HKT Trust & HKT Ltd. 1,854,000 3,008,870
Electric Utilities 0 .2%
CLP Holdings Ltd. 191,000 1,832,734
Industrial Conglomerates 0 .1%
Swire Pacific Ltd., Class A 154,000 1,678,310
Machinery 0 .2%
Techtronic Industries Co. Ltd. 124,500 1,813,135
Real Estate Management & Development 0 .2%
Wharf Real Estate Investment Co.
Ltd. 583,000 1,827,771
13,735,631
ISRAEL 4 .0%
Banks 3 .7%
Bank Hapoalim BM 417,004 11,197,104
Bank Leumi Le-Israel BM 471,263 11,944,604
Israel Discount Bank Ltd., Class A 740,331 8,273,858
Mizrahi Tefahot Bank Ltd. 132,586 10,477,229
41,892,795
Semiconductors & Semiconductor Equipment 0 .3%
Nova Ltd. * 5,838 2,904,021
Software 0 .0%
†
Nice Ltd. * 5,429 551,779
45,348,595
ITALY 5 .5%
Aerospace & Defense 0 .3%
Leonardo SpA 51,136 3,184,327
Automobiles 0 .0%
†
Ferrari NV 1,122 386,971
Banks 3 .2%
Banco BPM SpA 157,920 2,301,102
FinecoBank Banca Fineco SpA 291,896 7,237,604
Intesa Sanpaolo SpA 1,609,270 10,935,214
UniCredit SpA 188,085 14,535,266
35,009,186
Electric Utilities 1 .5%
Enel SpA 1,412,650 16,481,846
Electrical Equipment 0 .2%
Prysmian SpA 16,648 2,522,853
Pharmaceuticals 0 .3%
Recordati Industria Chimica e
Farmaceutica SpA 48,383 2,820,256
60,405,439
Common Stocks
Shares Value ($)
JAPAN 34 .5%
Automobile Components 0 .6%
Aisin Corp. 324,200 5,189,554
Sumitomo Electric Industries Ltd. 29,000 1,912,473
7,102,027
Automobiles 0 .3%
Isuzu Motors Ltd. 50,400 695,578
Subaru Corp. 111,400 1,657,694
2,353,272
Banks 2 .5%
Japan Post Bank Co. Ltd. 114,100 1,977,759
Mitsubishi UFJ Financial Group,
Inc. 723,500 13,114,501
Resona Holdings, Inc. 73,700 920,132
Sumitomo Mitsui Financial Group,
Inc. 215,400 7,585,169
Sumitomo Mitsui Trust Group, Inc. 103,700 3,454,809
27,052,370
Chemicals 0 .6%
Asahi Kasei Corp. 60,800 596,947
Nitto Denko Corp. 336,600 6,496,673
7,093,620
Construction & Engineering 1 .5%
Kajima Corp. 43,300 1,704,467
Obayashi Corp. 238,300 5,612,044
Shimizu Corp. 470,400 9,207,414
16,523,925
Consumer Staples Distribution & Retail 0 .2%
Aeon Co. Ltd. 227,400 2,188,572
Electric Utilities 0 .8%
Kansai Electric Power Co., Inc.
(The) 524,000 8,416,986
Electrical Equipment 2 .1%
Fujikura Ltd. 31,800 1,254,654
Mitsubishi Electric Corp. 543,000 21,805,664
23,060,318
Electronic Equipment, Instruments & Components 2 .2%
Keyence Corp. 300 137,411
Murata Manufacturing Co. Ltd. 384,300 12,792,271
TDK Corp. 591,300 11,031,745
23,961,427
Entertainment 1 .5%
Konami Group Corp. 62,500 7,587,140
Nintendo Co. Ltd. 183,700 8,936,376
16,523,516
Financial Services 0 .5%
ORIX Corp. 153,446 5,126,111
Food Products 0 .4%
Ajinomoto Co., Inc. 151,800 4,930,941
Gas Utilities 0 .3%
Osaka Gas Co. Ltd. 99,700 3,625,353
Ground Transportation 0 .3%
Central Japan Railway Co. 13,200 316,952
Seibu Holdings, Inc. 124,300 2,955,971
West Japan Railway Co. 24,300 440,345
3,713,268
Health Care Technology 0 .2%
M3, Inc. 276,400 2,663,325
Household Durables 0 .2%
Sony Group Corp. 110,400 2,207,330

Nationwide International Equity Portfolio - April 30, 2026 (Unaudited) - Statement of Investments - 41
Common Stocks
Shares Value ($)
JAPAN
Industrial Conglomerates 1 .7%
Hitachi Ltd. 588,700 18,512,645
Insurance 0 .3%
MS&AD Insurance Group
Holdings, Inc. 47,300 1,226,162
Sompo Holdings, Inc. 69,800 2,595,035
3,821,197
IT Services 0 .5%
NEC Corp. 188,100 5,023,078
Leisure Products 0 .1%
Bandai Namco Holdings, Inc. 68,000 1,578,999
Machinery 1 .4%
Daifuku Co. Ltd. 56,200 2,455,261
Komatsu Ltd. 79,900 3,377,273
Makita Corp. 100,500 3,774,007
Mitsubishi Heavy Industries Ltd. 208,600 6,188,832
15,795,373
Marine Transportation 0 .1%
Kawasaki Kisen Kaisha Ltd. 68,800 1,129,617
Metals & Mining 0 .4%
Nippon Steel Corp. 1,373,600 5,036,977
Oil, Gas & Consumable Fuels 1 .4%
ENEOS Holdings, Inc. 756,800 6,406,905
Idemitsu Kosan Co. Ltd. 761,300 6,591,714
Inpex Corp. 88,900 2,318,582
15,317,201
Passenger Airlines 0 .4%
ANA Holdings, Inc. 157,500 2,617,214
Japan Airlines Co. Ltd. 144,100 2,262,960
4,880,174
Personal Care Products 0 .4%
Kao Corp. 116,200 4,326,933
Pharmaceuticals 4 .9%
Astellas Pharma, Inc. 1,069,500 15,339,088
Chugai Pharmaceutical Co. Ltd. 234,400 12,317,593
Daiichi Sankyo Co. Ltd. 416,000 6,902,029
Kyowa Kirin Co. Ltd. 49,200 745,854
Otsuka Holdings Co. Ltd. 242,700 17,779,692
Takeda Pharmaceutical Co. Ltd. 26,600 884,752
53,969,008
Professional Services 1 .4%
Recruit Holdings Co. Ltd. 331,700 15,484,345
Real Estate Management & Development 1 .1%
Daiwa House Industry Co. Ltd. 42,300 1,296,795
Mitsui Fudosan Co. Ltd. 1,023,700 11,197,699
12,494,494
Semiconductors & Semiconductor Equipment 3 .5%
Advantest Corp. 77,600 14,535,808
Disco Corp. 9,200 4,429,662
Kioxia Holdings Corp. * 16,100 4,005,085
Renesas Electronics Corp. 182,100 3,780,239
SCREEN Holdings Co. Ltd. 44,400 2,933,118
Tokyo Electron Ltd. 31,200 9,255,245
38,939,157
Specialty Retail 0 .2%
Sanrio Co. Ltd. 323,000 1,886,081
Textiles, Apparel & Luxury Goods 0 .5%
Asics Corp. 211,900 6,036,872
Common Stocks
Shares Value ($)
JAPAN
Tobacco 0 .8%
Japan Tobacco, Inc. 227,000 8,523,972
Trading Companies & Distributors 0 .7%
Toyota Tsusho Corp. 183,400 7,221,961
Wireless Telecommunication Services 0 .5%
SoftBank Corp. 803,300 1,138,893
SoftBank Group Corp. 113,900 3,858,223
4,997,116
381,517,561
NETHERLANDS 7 .3%
Banks 0 .3%
ING Groep NV 101,260 2,937,042
Consumer Staples Distribution & Retail 0 .9%
Koninklijke Ahold Delhaize NV 224,504 10,550,276
Financial Services 0 .3%
EXOR NV 49,108 3,858,452
Insurance 0 .1%
ASR Nederland NV 13,039 988,897
Professional Services 0 .4%
Wolters Kluwer NV 51,929 4,062,800
Semiconductors & Semiconductor Equipment 5 .3%
ASM International NV 14,505 14,206,760
ASML Holding NV 27,182 39,239,990
BE Semiconductor Industries NV 21,204 6,198,247
59,644,997
82,042,464
NEW ZEALAND 0 .0%
†
Electric Utilities 0 .0%
†
Contact Energy Ltd. 103,245 581,153
NORWAY 2 .1%
Aerospace & Defense 0 .1%
Kongsberg Gruppen ASA 21,670 726,539
Diversified Telecommunication Services 0 .3%
Telenor ASA 228,673 3,763,942
Food Products 0 .2%
Orkla ASA 210,108 2,591,355
Insurance 0 .0%
†
Gjensidige Forsikring ASA 16,777 470,647
Machinery 0 .0%
†
Kongsberg Maritime A/S * 21,670 142,023
Metals & Mining 1 .4%
Norsk Hydro ASA 1,342,926 15,152,373
Oil, Gas & Consumable Fuels 0 .1%
Equinor ASA 14,622 598,740
23,445,619
PORTUGAL 0 .3%
Consumer Staples Distribution & Retail 0 .2%
Jeronimo Martins SGPS SA 70,597 1,697,055
Electric Utilities 0 .0%
†
EDP SA 89,377 487,191
Oil, Gas & Consumable Fuels 0 .1%
Galp Energia SGPS SA 66,645 1,562,216
3,746,462

42 - Statement of Investments - April 30, 2026 (Unaudited) - Nationwide International Equity Portfolio
Common Stocks
Shares Value ($)
SINGAPORE 4 .6%
Aerospace & Defense 0 .3%
Singapore Technologies
Engineering Ltd. 346,400 2,937,922
Banks 3 .3%
DBS Group Holdings Ltd. 350,100 16,150,634
Oversea-Chinese Banking Corp.
Ltd. 1,127,400 19,481,113
United Overseas Bank Ltd. 78,300 2,235,506
37,867,253
Broadline Retail 0 .2%
Sea Ltd., ADR * 23,653 2,007,667
Industrial REITs 0 .8%
CapitaLand Ascendas REIT 4,392,300 8,623,406
51,436,248
SOUTH KOREA 0 .1%
Hotels, Restaurants & Leisure 0 .1%
Delivery Hero SE Reg. S *(a) 45,818 1,107,914
SPAIN 0 .3%
Independent Power and Renewable Electricity Producers 0 .3%
EDP Renovaveis SA * 225,218 3,749,706
SWEDEN 3 .5%
Biotechnology 0 .7%
Swedish Orphan Biovitrum AB * 154,109 7,154,381
Building Products 0 .8%
Assa Abloy AB, Class B 229,451 8,780,267
Communications Equipment 0 .9%
Telefonaktiebolaget LM Ericsson,
Class B 839,204 9,933,306
Construction & Engineering 0 .0%
†
Skanska AB, Class B 19,822 532,126
Diversified Telecommunication Services 0 .1%
Telia Co. AB 195,561 1,022,621
Electronic Equipment, Instruments & Components 0 .1%
Hexagon AB, Class B 117,447 1,272,357
Machinery 0 .5%
Volvo AB, Class B 167,752 5,850,395
Trading Companies & Distributors 0 .2%
AddTech AB, Class B 72,181 2,627,910
Wireless Telecommunication Services 0 .2%
Tele2 AB, Class B 117,042 2,401,681
39,575,044
SWITZERLAND 6 .1%
Capital Markets 1 .1%
Partners Group Holding AG 5,049 5,489,570
UBS Group AG (Registered) 152,928 6,813,620
12,303,190
Chemicals 0 .2%
Sika AG (Registered) 9,264 1,721,048
Electric Utilities 0 .1%
BKW AG 3,361 672,365
Electrical Equipment 2 .0%
ABB Ltd. (Registered) 226,498 22,768,683
Common Stocks
Shares Value ($)
SWITZERLAND
Food Products 0 .3%
Chocoladefabriken Lindt &
Spruengli AG (Registered) 21 2,707,644
Pharmaceuticals 0 .9%
Galderma Group AG 46,538 9,761,050
Specialty Retail 0 .4%
Avolta AG 86,841 4,781,870
Technology Hardware, Storage & Peripherals 0 .1%
Logitech International SA
(Registered) 5,720 562,358
Textiles, Apparel & Luxury Goods 1 .0%
Cie Financiere Richemont SA
(Registered) 55,184 10,531,641
65,809,849
UNITED STATES 3 .9%
Entertainment 0 .0%
†
Spotify Technology SA * 1,629 727,430
Food Products 2 .1%
Nestle SA (Registered) 232,433 23,575,385
Insurance 0 .1%
Swiss Re AG 9,897 1,588,559
Marine Transportation 0 .1%
AP Moller - Maersk A/S, Class B 486 1,151,087
Pharmaceuticals 1 .6%
Novartis AG (Registered) 71,216 10,584,199
Roche Holding AG 20,049 8,208,543
18,792,742
45,835,203
Total Common Stocks
(cost $887,861,446) 1,078,165,946
Total Investments
(cost $887,861,446) — 96.6% 1,078,165,946
Other assets in excess of liabilities — 3.4% 38,523,693
NET ASSETS — 100.0%
$1,116,689,639
* Denotes a non-income producing security.
† Amount rounds to less than 0.1%.
(a) Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board
of Trustees. The liquidity determination is unaudited. The
aggregate value of these securities as of April 30, 2026 was
$2,385,038 which represents 0.21% of net assets.

Nationwide International Equity Portfolio - April 30, 2026 (Unaudited) - Statement of Investments - 43
ADR American Depositary Receipt
Preference A special type of equity investment that
shares in the earnings of the company, has
limited voting rights, and may have a dividend
preference. Preference shares may also have
liquidation preference.
Reg. S Regulation S - Security was purchased
pursuant to Regulation S under the Securities
Act of 1933, which exempts from registration
securities offered and sold outside of the
United States. Such security cannot be sold
in the United States without either an effective
registration statement filed pursuant to the
Securities Act of 1933 or pursuant to an
exemption from registration. Currently there is
no restriction on trading this security.
REIT Real Estate Investment Trust
CHF Switzerland Franc
OTC Total return swap contracts outstanding as of April 30, 2026 :
Reference
Entity
Payments
Made by
Fund
Payments
Received by
Fund
Frequency
of
Payments
Made/
Received Counterparty
Maturity
Date
Notional
Amount
Upfront
Payments
(Receipts)
($) *
Unrealized
Appreciation
(Depreciation)
($) Value ($)
Equity Trs,
Index
Decrease in
total return
of reference
entity
Increase in
total return
of reference
entity
Quarterly Morgan
Stanley Co.,
Inc.
11/30/2026 USD 270,181,400 — 9,840,398 9,840,398
Total unrealized appreciation — 9,840,398 9,840,398
Net unrealized appreciation — 9,840,398 9,840,398
As of April 30, 2026, the Fund had $123,135,242 segregated as collateral for swap contracts.
* There are no upfront payments (receipts) on the swap contracts listed above.
Currency:
USD United States dollar
The accompanying notes are an integral part of these financial statements.

44 - Statement of Investments - April 30, 2026 (Unaudited) - Nationwide Large Cap Equity Portfolio
Common Stocks 97 .6%
Shares Value ($)
Aerospace & Defense 4 .4%
Axon Enterprise, Inc.* 3,960 1,590,970
GE Aerospace 31,300 9,074,809
General Dynamics Corp.(a) 78,210 26,927,703
HEICO Corp., Class A(a) 14,300 2,988,986
Huntington Ingalls Industries,
Inc. 3,150 1,147,514
Leonardo DRS, Inc.(a) 44,930 1,825,506
Lockheed Martin Corp.(a) 25,090 12,995,867
Northrop Grumman Corp. 12,430 7,202,936
RTX Corp.(a) 91,670 16,140,337
TransDigm Group, Inc. 1,040 1,206,379
Woodward, Inc.(a) 11,960 4,341,360
85,442,367
Air Freight & Logistics 0 .6%
GXO Logistics, Inc.* 28,930 1,652,771
United Parcel Service, Inc.,
Class B 96,750 10,526,400
12,179,171
Automobile Components 0 .6%
BorgWarner, Inc.(a) 212,260 12,092,452
Automobiles 0 .6%
General Motors Co. 120,283 9,248,560
Harley-Davidson, Inc.(a) 88,930 2,124,538
Thor Industries, Inc.(a) 11,900 940,576
12,313,674
Banks 2 .7%
Bank of America Corp.(a) 318,860 17,046,256
Citizens Financial Group, Inc.
(a) 19,780 1,286,689
First Horizon Corp. 58,300 1,455,168
KeyCorp(a) 293,980 6,499,898
M&T Bank Corp.(a) 4,250 929,177
NU Holdings Ltd., Class A*(a) 642,510 9,303,545
PNC Financial Services
Group, Inc. (The)(a) 31,180 6,953,140
Truist Financial Corp.(a) 86,810 4,470,715
Wells Fargo & Co.(a) 54,493 4,480,959
52,425,547
Beverages 0 .1%
Boston Beer Co., Inc. (The),
Class A* 4,386 1,039,657
Biotechnology 3 .1%
Alnylam Pharmaceuticals, Inc.* 10,590 3,277,499
Biogen, Inc.*(a) 11,210 2,121,829
BioMarin Pharmaceutical,
Inc.*(a) 98,520 5,311,213
Caris Life Sciences, Inc.* 171,667 3,261,673
Exelixis, Inc.*(a) 327,495 14,560,428
Halozyme Therapeutics,
Inc.*(a) 141,240 8,991,338
Incyte Corp.*(a) 68,810 6,555,529
Neurocrine Biosciences,
Inc.*(a) 28,930 3,809,213
Regeneron Pharmaceuticals,
Inc.(a) 10,129 7,161,811
Vertex Pharmaceuticals,
Inc.*(a) 11,680 4,991,798
60,042,331
Common Stocks
Shares Value ($)
Broadline Retail 2 .3%
Amazon.com, Inc.*(a) 148,420 39,340,205
Etsy, Inc.* 50,460 3,246,597
Ollie's Bargain Outlet
Holdings, Inc.*(a) 14,740 1,275,157
43,861,959
Building Products 0 .3%
Allegion plc 17,790 2,445,769
Armstrong World Industries,
Inc.(a) 5,390 918,402
Lennox International, Inc.(a) 5,970 3,193,294
6,557,465
Capital Markets 3 .5%
Affiliated Managers Group, Inc. 5,080 1,496,924
Ameriprise Financial, Inc.(a) 9,900 4,700,421
Charles Schwab Corp. (The)
(a) 83,120 7,617,117
Evercore, Inc., Class A(a) 21,300 6,843,477
FactSet Research Systems,
Inc. 22,580 5,138,756
Hamilton Lane, Inc., Class A(a) 40,810 3,754,112
Invesco Ltd. 72,480 1,899,701
Janus Henderson Group plc(a) 39,110 2,018,467
Lazard, Inc., Class A 57,080 2,768,380
MarketAxess Holdings, Inc. 17,810 2,799,554
Moody's Corp. 12,740 5,883,969
Morningstar, Inc. 22,572 3,808,122
MSCI, Inc., Class A 4,290 2,537,149
Nasdaq, Inc. 46,340 4,259,109
Raymond James Financial,
Inc. 21,620 3,422,879
Robinhood Markets, Inc.,
Class A*(a) 23,960 1,746,444
Stifel Financial Corp.(a) 28,490 2,245,297
TPG, Inc., Class A(a) 32,390 1,412,852
Virtu Financial, Inc., Class A(a) 88,970 4,418,250
68,770,980
Chemicals 0 .6%
CF Industries Holdings, Inc. 36,310 4,509,702
DuPont de Nemours, Inc. 54,570 2,491,666
Element Solutions, Inc. 57,251 2,438,320
Scotts Miracle-Gro Co. (The)
(a) 33,020 2,070,354
11,510,042
Commercial Services & Supplies 0 .1%
Tetra Tech, Inc.(a) 87,400 2,824,768
Communications Equipment 1 .1%
Arista Networks, Inc.*(a) 90,090 15,559,444
Cisco Systems, Inc.(a) 63,150 5,778,225
21,337,669
Construction & Engineering 0 .2%
Comfort Systems USA, Inc.(a) 680 1,251,370
Valmont Industries, Inc.(a) 4,080 2,072,803
3,324,173
Construction Materials 0 .1%
CRH plc(a) 15,410 1,824,852
Consumer Finance 0 .9%
Ally Financial, Inc.(a) 129,559 5,751,124
OneMain Holdings, Inc. 28,590 1,680,234

Nationwide Large Cap Equity Portfolio - April 30, 2026 (Unaudited) - Statement of Investments - 45
Common Stocks
Shares Value ($)
Consumer Finance
SLM Corp. 58,660 1,353,873
Synchrony Financial(a) 121,590 9,265,158
18,050,389
Consumer Staples Distribution & Retail 1 .3%
Dollar General Corp.(a) 60,680 7,031,598
Dollar Tree, Inc.*(a) 55,540 5,393,490
Maplebear, Inc.* 107,420 4,549,237
Sprouts Farmers Market,
Inc.*(a) 52,373 4,286,730
Sysco Corp. 61,720 4,611,101
25,872,156
Containers & Packaging 0 .4%
Smurfit Westrock plc 183,760 7,054,546
Diversified Consumer Services 0 .4%
Bright Horizons Family
Solutions, Inc.*(a) 34,390 2,789,373
Duolingo, Inc., Class A*(a) 16,490 1,815,549
Grand Canyon Education,
Inc.*(a) 5,720 967,080
H&R Block, Inc. 48,230 1,530,338
7,102,340
Diversified Telecommunication Services 1 .0%
AT&T, Inc. 613,410 16,028,403
Liberty Global Ltd., Class A* 358,610 4,152,704
20,181,107
Electric Utilities 2 .2%
Eversource Energy(a) 206,090 14,570,563
Exelon Corp. 259,660 11,941,763
NRG Energy, Inc. 25,205 3,921,394
OGE Energy Corp. 90,500 4,416,400
PG&E Corp.(a) 511,270 8,497,308
43,347,428
Electrical Equipment 0 .7%
GE Vernova, Inc.(a) 7,690 8,331,807
Generac Holdings, Inc.*(a) 7,730 2,003,848
nVent Electric plc 13,410 1,916,289
Sensata Technologies Holding
plc(a) 22,260 926,907
13,178,851
Electronic Equipment, Instruments & Components 2 .6%
Amphenol Corp., Class A(a) 99,640 14,673,983
CDW Corp.(a) 8,640 1,182,902
Cognex Corp.(a) 80,910 4,491,314
Jabil, Inc.(a) 14,260 4,812,607
Keysight Technologies, Inc.*(a) 31,130 10,892,698
Littelfuse, Inc.(a) 16,810 6,794,098
TD SYNNEX Corp.(a) 22,420 5,115,796
Teledyne Technologies, Inc.* 2,480 1,601,708
Zebra Technologies Corp.,
Class A*(a) 5,770 1,305,520
50,870,626
Energy Equipment & Services 1 .0%
NOV, Inc. 290,632 5,946,331
TechnipFMC plc(a) 164,020 12,394,991
Weatherford International plc 10,070 1,111,225
19,452,547
Entertainment 0 .3%
ROBLOX Corp., Class A* 17,280 954,893
Common Stocks
Shares Value ($)
Entertainment
Spotify Technology SA*(a) 8,898 3,973,402
4,928,295
Financial Services 0 .9%
Block, Inc., Class A* 29,490 2,079,340
Fidelity National Information
Services, Inc. 29,490 1,372,170
Global Payments, Inc. 15,372 1,106,169
Mastercard, Inc., Class A(a) 2,700 1,357,884
MGIC Investment Corp.(a) 96,500 2,555,320
Visa, Inc., Class A 9,960 3,285,206
Voya Financial, Inc. 69,560 5,701,138
17,457,227
Food Products 0 .2%
Darling Ingredients, Inc.*(a) 66,190 4,251,384
Ground Transportation 0 .8%
JB Hunt Transport Services,
Inc. 41,960 10,554,199
Lyft, Inc., Class A*(a) 391,745 5,543,192
16,097,391
Health Care Equipment & Supplies 0 .9%
Envista Holdings Corp.*(a) 162,150 4,206,171
Globus Medical, Inc., Class
A*(a) 37,020 3,338,464
IDEXX Laboratories, Inc.*(a) 14,440 8,097,952
Insulet Corp.*(a) 6,530 1,124,074
16,766,661
Health Care Providers & Services 2 .0%
Centene Corp.* 49,270 2,645,306
CVS Health Corp.(a) 19,240 1,602,500
DaVita, Inc.*(a) 7,336 1,138,107
Elevance Health, Inc. 12,440 4,682,665
Encompass Health Corp.(a) 70,160 7,016,000
HCA Healthcare, Inc. 14,730 6,399,448
Humana, Inc. 5,240 1,238,946
Tenet Healthcare Corp.* 3,301 584,673
UnitedHealth Group, Inc.(a) 18,380 6,809,422
Universal Health Services,
Inc., Class B(a) 39,010 6,564,213
38,681,280
Health Care REITs 0 .8%
Healthcare Realty Trust, Inc.,
Class A(a) 429,950 8,040,065
Omega Healthcare Investors,
Inc. 163,820 7,694,625
15,734,690
Health Care Technology 0 .0%
†
Veeva Systems, Inc., Class
A*(a) 5,570 868,753
Hotels, Restaurants & Leisure 3 .4%
Booking Holdings, Inc.(a) 111,775 18,818,439
Domino's Pizza, Inc. 21,970 7,457,057
Dutch Bros, Inc., Class A*(a) 17,170 987,447
Expedia Group, Inc.(a) 37,700 9,363,549
Las Vegas Sands Corp. 51,784 2,827,924
Marriott International, Inc.,
Class A 20,820 7,530,386
McDonald's Corp. 41,030 12,045,998
Royal Caribbean Cruises Ltd. 6,720 1,772,467

46 - Statement of Investments - April 30, 2026 (Unaudited) - Nationwide Large Cap Equity Portfolio
Common Stocks
Shares Value ($)
Hotels, Restaurants & Leisure
Travel + Leisure Co. 20,800 1,344,928
Wingstop, Inc.(a) 26,280 4,311,497
66,459,692
Household Durables 0 .2%
Garmin Ltd. 16,250 4,081,025
Insurance 2 .5%
Allstate Corp. (The)(a) 9,880 2,146,529
Assurant, Inc.(a) 29,420 6,951,063
Fidelity National Financial, Inc. 16,720 874,456
Globe Life, Inc.(a) 55,520 8,566,736
Hartford Insurance Group, Inc.
(The)(a) 160,442 21,950,070
RenaissanceRe Holdings Ltd.
(a) 29,100 8,932,827
49,421,681
Interactive Media & Services 8 .1%
Alphabet, Inc., Class C(a) 294,607 112,522,198
Match Group, Inc.(a) 61,020 2,283,368
Meta Platforms, Inc., Class
A(a) 65,390 40,012,795
Reddit, Inc., Class A*(a) 23,480 3,456,960
158,275,321
IT Services 0 .6%
Accenture plc, Class A(a) 33,666 6,016,451
Cognizant Technology
Solutions Corp., Class A(a) 55,500 2,935,950
EPAM Systems, Inc.*(a) 30,973 3,524,108
12,476,509
Life Sciences Tools & Services 0 .8%
IQVIA Holdings, Inc.*(a) 17,790 2,817,402
Medpace Holdings, Inc.*(a) 15,480 6,480,857
Sotera Health Co.* 60,700 944,492
West Pharmaceutical
Services, Inc.(a) 17,120 5,094,741
15,337,492
Machinery 0 .9%
Crane Co.(a) 24,150 4,292,179
Cummins, Inc. 6,400 4,294,464
Lincoln Electric Holdings, Inc.
(a) 9,680 2,565,200
Oshkosh Corp.(a) 8,540 1,334,802
RBC Bearings, Inc.*(a) 2,090 1,252,098
Xylem, Inc.(a) 27,530 3,252,945
16,991,688
Media 0 .3%
Nexstar Media Group, Inc.,
Class A 2,178 453,329
Omnicom Group, Inc. 24,690 1,894,217
Trade Desk, Inc. (The), Class
A* 48,330 1,140,105
Versant Media Group, Inc. 77,670 3,121,557
6,609,208
Metals & Mining 2 .3%
Anglogold Ashanti plc(a) 105,250 9,865,083
Freeport-McMoRan, Inc.(a) 166,497 9,620,197
Newmont Corp.(a) 146,350 16,258,021
Royal Gold, Inc.(a) 18,920 4,415,550
Common Stocks
Shares Value ($)
Metals & Mining
Southern Copper Corp. 21,541 3,698,374
43,857,225
Multi-Utilities 1 .2%
Ameren Corp. 33,380 3,793,637
Consolidated Edison, Inc. 30,480 3,398,215
NiSource, Inc. 109,790 5,300,661
Public Service Enterprise
Group, Inc. 46,480 3,795,557
Sempra 32,390 3,080,937
WEC Energy Group, Inc. 25,810 3,044,031
22,413,038
Office REITs 0 .0%
†
Vornado Realty Trust(a) 30,150 901,183
Oil, Gas & Consumable Fuels 6 .0%
Antero Midstream Corp. 187,590 4,100,717
Antero Resources Corp.* 155,130 6,090,404
Cheniere Energy, Inc. 44,370 12,199,532
Chevron Corp. 27,240 5,265,764
EQT Corp. 32,330 1,942,386
Expand Energy Corp. 49,420 5,048,253
Exxon Mobil Corp. 135,340 20,887,022
HF Sinclair Corp.(a) 65,520 4,403,599
Kinder Morgan, Inc. 122,210 4,017,043
Marathon Petroleum Corp.(a) 40,992 10,177,904
Phillips 66(a) 136,735 24,496,075
Valero Energy Corp.(a) 70,110 17,708,384
116,337,083
Passenger Airlines 0 .4%
United Airlines Holdings,
Inc.*(a) 84,740 7,626,600
Pharmaceuticals 2 .4%
Eli Lilly & Co.(a) 28,421 26,562,266
Jazz Pharmaceuticals plc*(a) 12,890 2,616,928
Johnson & Johnson(a) 50,810 11,678,678
Pfizer, Inc.(a) 125,428 3,348,928
Royalty Pharma plc, Class A 64,920 3,251,843
47,458,643
Professional Services 0 .6%
Booz Allen Hamilton Holding
Corp., Class A 28,950 2,251,442
ExlService Holdings, Inc.* 106,750 3,403,190
Leidos Holdings, Inc.(a) 26,370 3,934,931
Paycom Software, Inc.(a) 8,460 1,072,390
Robert Half, Inc. 72,240 1,922,306
12,584,259
Real Estate Management & Development 0 .7%
Howard Hughes Holdings,
Inc.*(a) 51,294 3,194,077
Jones Lang LaSalle, Inc.*(a) 31,000 9,862,030
13,056,107
Residential REITs 0 .3%
AvalonBay Communities, Inc. 7,230 1,323,090
Camden Property Trust 20,630 2,166,563
Equity Residential 17,340 1,133,689
Invitation Homes, Inc. 48,240 1,387,865
6,011,207
Semiconductors & Semiconductor Equipment 14 .5%
Amkor Technology, Inc. 19,950 1,391,513

Nationwide Large Cap Equity Portfolio - April 30, 2026 (Unaudited) - Statement of Investments - 47
Common Stocks
Shares Value ($)
Semiconductors & Semiconductor Equipment
Broadcom, Inc.(a) 171,712 71,677,740
Cirrus Logic, Inc.* 13,800 2,250,504
Enphase Energy, Inc.* 69,800 2,300,608
First Solar, Inc.*(a) 37,270 7,524,440
Lam Research Corp.(a) 71,440 18,421,519
NVIDIA Corp.(a) 770,420 153,752,720
Qnity Electronics, Inc. 19,291 2,713,472
Skyworks Solutions, Inc. 100,690 7,065,417
Texas Instruments, Inc. 54,580 15,341,346
282,439,279
Software 7 .2%
Adobe, Inc.*(a) 27,080 6,664,388
Atlassian Corp., Class A*(a) 31,650 2,170,874
Autodesk, Inc.* 16,050 3,803,850
BILL Holdings, Inc.* 80,420 3,055,960
Cadence Design Systems,
Inc.* 26,818 8,838,945
Gen Digital, Inc.(a) 176,760 3,409,700
Guidewire Software, Inc.* 8,480 1,173,547
HubSpot, Inc.* 6,230 1,381,565
Intuit, Inc. 5,560 2,160,060
Microsoft Corp.(a) 214,530 87,481,043
Palantir Technologies, Inc.,
Class A*(a) 43,030 5,985,903
Pegasystems, Inc.(a) 98,280 3,592,134
Rubrik, Inc., Class A*(a) 18,240 970,003
Salesforce, Inc.(a) 14,660 2,587,930
ServiceNow, Inc.*(a) 40,860 3,608,347
Teradata Corp.* 33,250 876,137
UiPath, Inc., Class A*(a) 158,510 1,632,653
Zscaler, Inc.* 10,760 1,406,117
140,799,156
Specialized REITs 4 .0%
American Tower Corp.(a) 142,551 26,045,493
Crown Castle, Inc. 82,060 7,285,287
Gaming and Leisure
Properties, Inc. 239,610 11,611,501
Lamar Advertising Co., Class A 16,260 2,241,278
Millrose Properties, Inc.(a) 196,380 6,022,975
VICI Properties, Inc., Class
A(a) 815,170 23,802,964
77,009,498
Specialty Retail 0 .7%
Best Buy Co., Inc. 80,760 4,885,172
Carvana Co., Class A*(a) 3,690 1,460,502
Penske Automotive Group,
Inc.(a) 15,890 2,725,453
Ross Stores, Inc. 7,710 1,756,261
Ulta Beauty, Inc.* 3,910 2,101,547
12,928,935
Technology Hardware, Storage & Peripherals 1 .2%
HP, Inc. 334,228 6,971,996
NetApp, Inc. 79,076 8,759,249
Sandisk Corp.* 1,540 1,688,625
Super Micro Computer, Inc.*(a) 177,360 4,859,664
Western Digital Corp.(a) 3,370 1,464,332
23,743,866
Textiles, Apparel & Luxury Goods 1 .8%
Amer Sports, Inc.*(a) 148,230 5,198,426
Birkenstock Holding plc*(a) 74,120 2,871,409
Common Stocks
Shares Value ($)
Textiles, Apparel & Luxury Goods
Crocs, Inc.* 33,020 3,367,379
Deckers Outdoor Corp.* 101,500 10,373,300
Lululemon Athletica, Inc.* 39,460 5,433,642
Tapestry, Inc. 55,170 8,001,857
35,246,013
Trading Companies & Distributors 0 .0%
†
MSC Industrial Direct Co., Inc.,
Class A(a) 8,890 909,180
Wireless Telecommunication Services 0 .8%
Millicom International Cellular
SA(a) 96,570 8,196,862
T-Mobile US, Inc.(a) 38,470 7,520,885
15,717,747
Total Investments
(cost $1,767,100,896) — 97.6% 1,904,134,413
Other assets in excess of liabilities — 2.4% 46,870,312
NET ASSETS — 100.0%
$ 1,951,004,725
* Denotes a non-income producing security.
† Amount rounds to less than 0.1%.
(a) Security or a portion of the security was used to cover the margin requirement for swaps contracts.
REIT Real Estate Investment Trust

48 - Statement of Investments - April 30, 2026 (Unaudited) - Nationwide Large Cap Equity Portfolio
OTC Total return swap contracts outstanding as of April 30, 2026 :
Reference Entity
Payments Made by
Fund
Payments Received
by Fund
Frequency of
Payments Made/
Received Counterparty Maturity Date
Notional
Amount
Unrealized
Appreciation
(Depreciation) ($) Value ($)
AAON, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
Morgan Stanley
Co., Inc. 8/23/2027 1,494,826 7,889 7,889
AbbVie, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
Morgan Stanley
Co., Inc. 8/23/2027 16,779,818 364,659 364,659
Advanced Micro
Devices, Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
Morgan Stanley
Co., Inc. 8/23/2027 17,093,504 4,646,957 4,646,957
Albemarle Corp. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
Morgan Stanley
Co., Inc. 8/23/2027 1,807,673 104,031 104,031
Altria Group, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
Morgan Stanley
Co., Inc. 8/23/2027 5,049,719 712,320 712,320
Amcor plc Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
Morgan Stanley
Co., Inc. 8/23/2027 6,266,862 421,745 421,745
Amdocs Ltd. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
Morgan Stanley
Co., Inc. 8/23/2027 850,064 3,010 3,010
Analog Devices, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
Morgan Stanley
Co., Inc. 8/23/2027 8,387,121 1,110,784 1,110,784
Aon plc Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
Morgan Stanley
Co., Inc. 8/23/2027 1,090,775 57,505 57,505
Apple, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
Morgan Stanley
Co., Inc. 8/23/2027 122,034,778 2,212,681 2,212,681
Applied Materials,
Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
Morgan Stanley
Co., Inc. 8/23/2027 13,580,318 7,918 7,918
AptarGroup, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
Morgan Stanley
Co., Inc. 8/23/2027 2,499,573 120,654 120,654
Arthur J Gallagher
& Co.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
Morgan Stanley
Co., Inc. 8/23/2027 1,758,528 142,880 142,880
Avnet, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
Morgan Stanley
Co., Inc. 8/23/2027 12,833,605 1,911,587 1,911,587
Axis Capital
Holdings Ltd.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
Morgan Stanley
Co., Inc. 8/23/2027 791,673 864 864
Baker Hughes Co. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
Morgan Stanley
Co., Inc. 8/23/2027 2,379,231 327,840 327,840
Bank of New York
Mellon Corp. (The)
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
Morgan Stanley
Co., Inc. 8/23/2027 3,632,857 79,174 79,174
Baxter International,
Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
Morgan Stanley
Co., Inc. 8/23/2027 4,230,451 79,725 79,725
Becton Dickinson
& Co.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
Morgan Stanley
Co., Inc. 8/23/2027 14,948,712 683,483 683,483

Nationwide Large Cap Equity Portfolio - April 30, 2026 (Unaudited) - Statement of Investments - 49
Reference Entity
Payments Made by
Fund
Payments Received
by Fund
Frequency of
Payments Made/
Received Counterparty Maturity Date
Notional
Amount
Unrealized
Appreciation
(Depreciation) ($) Value ($)
Bentley Systems,
Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
Morgan Stanley
Co., Inc. 8/23/2027 4,424,903 193,980 193,980
Bio-Techne Corp. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
Morgan Stanley
Co., Inc. 8/23/2027 4,113,042 235,690 235,690
Blackrock, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
Morgan Stanley
Co., Inc. 8/23/2027 2,397,600 38,250 38,250
Bristol-Myers Squibb
Co.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
Morgan Stanley
Co., Inc. 8/23/2027 20,291,369 1,103,729 1,103,729
Brown & Brown, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
Morgan Stanley
Co., Inc. 8/23/2027 3,013,515 363,225 363,225
Bruker Corp. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
Morgan Stanley
Co., Inc. 8/23/2027 2,966,535 223,844 223,844
Builders FirstSource,
Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
Morgan Stanley
Co., Inc. 8/23/2027 824,909 62,997 62,997
BWX Technologies,
Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
Morgan Stanley
Co., Inc. 8/23/2027 1,129,556 114,997 114,997
Carlyle Group, Inc.
(The)
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
Morgan Stanley
Co., Inc. 8/23/2027 1,752,450 69,650 69,650
Caterpillar, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
Morgan Stanley
Co., Inc. 8/23/2027 1,836,737 250,187 250,187
CBRE Group, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
Morgan Stanley
Co., Inc. 8/23/2027 976,273 32,490 32,490
CCC Intelligent
Solutions Holdings,
Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
Morgan Stanley
Co., Inc. 8/23/2027 1,094,374 29,239 29,239
Cencora, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
Morgan Stanley
Co., Inc. 8/23/2027 2,615,005 81,249 81,249
CH Robinson
Worldwide, Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
Morgan Stanley
Co., Inc. 8/23/2027 941,776 71,121 71,121
Charles River
Laboratories
International, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
Morgan Stanley
Co., Inc. 8/23/2027 988,462 80,453 80,453
Cigna Group (The) OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
Morgan Stanley
Co., Inc. 8/23/2027 3,980,946 300,715 300,715
Cincinnati Financial
Corp.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
Morgan Stanley
Co., Inc. 8/23/2027 4,087,174 38,254 38,254
Circle Internet
Group, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
Morgan Stanley
Co., Inc. 8/23/2027 4,307,712 693,936 693,936
CME Group, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
Morgan Stanley
Co., Inc. 8/23/2027 7,532,249 237,624 237,624

50 - Statement of Investments - April 30, 2026 (Unaudited) - Nationwide Large Cap Equity Portfolio
Reference Entity
Payments Made by
Fund
Payments Received
by Fund
Frequency of
Payments Made/
Received Counterparty Maturity Date
Notional
Amount
Unrealized
Appreciation
(Depreciation) ($) Value ($)
Coinbase Global,
Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
Morgan Stanley
Co., Inc. 8/23/2027 3,638,983 157,559 157,559
Commerce
Bancshares, Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
Morgan Stanley
Co., Inc. 8/23/2027 435,959 11,228 11,228
Constellation
Brands, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
Morgan Stanley
Co., Inc. 8/23/2027 1,462,621 27,508 27,508
Cooper Cos., Inc.
(The)
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
Morgan Stanley
Co., Inc. 8/23/2027 1,389,461 163,245 163,245
Copart, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
Morgan Stanley
Co., Inc. 8/23/2027 3,311,331 25,003 25,003
Corning, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
Morgan Stanley
Co., Inc. 8/23/2027 1,788,574 43,887 43,887
CoStar Group, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
Morgan Stanley
Co., Inc. 8/23/2027 1,829,139 248,395 248,395
Coupang, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
Morgan Stanley
Co., Inc. 8/23/2027 2,943,454 192,989 192,989
Credit Acceptance
Corp.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
Morgan Stanley
Co., Inc. 8/23/2027 1,595,516 23,858 23,858
CSX Corp. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
Morgan Stanley
Co., Inc. 8/23/2027 7,838,492 574,558 574,558
Danaher Corp. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
Morgan Stanley
Co., Inc. 8/23/2027 5,029,180 534,591 534,591
Dell Technologies,
Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
Morgan Stanley
Co., Inc. 8/23/2027 10,699,059 1,648,915 1,648,915
DoorDash, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
Morgan Stanley
Co., Inc. 8/23/2027 1,013,587 67,823 67,823
DraftKings, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
Morgan Stanley
Co., Inc. 8/23/2027 1,474,757 20,237 20,237
Duke Energy Corp. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
Morgan Stanley
Co., Inc. 8/23/2027 1,046,764 12,686 12,686
East West Bancorp,
Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
Morgan Stanley
Co., Inc. 8/23/2027 3,719,483 268,513 268,513
Equity LifeStyle
Properties, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
Morgan Stanley
Co., Inc. 8/23/2027 6,935,635 119,448 119,448
Estee Lauder Cos.,
Inc. (The)
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
Morgan Stanley
Co., Inc. 8/23/2027 1,676,114 2,404 2,404
Expeditors
International of
Washington, Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
Morgan Stanley
Co., Inc. 8/23/2027 5,905,248 120,115 120,115

Nationwide Large Cap Equity Portfolio - April 30, 2026 (Unaudited) - Statement of Investments - 51
Reference Entity
Payments Made by
Fund
Payments Received
by Fund
Frequency of
Payments Made/
Received Counterparty Maturity Date
Notional
Amount
Unrealized
Appreciation
(Depreciation) ($) Value ($)
Figure Technology
Solutions, Inc.
Increases in total
return of reference
entity
OBFR - 0.79% and
decreases in total
return of reference
entity Monthly
Morgan Stanley
Co., Inc. 8/23/2027 3,346,083 79,957 79,957
First American
Financial Corp.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
Morgan Stanley
Co., Inc. 8/23/2027 9,899,411 894,942 894,942
First Citizens
BancShares, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
Morgan Stanley
Co., Inc. 8/23/2027 7,836,089 12,601 12,601
Franklin Resources,
Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
Morgan Stanley
Co., Inc. 8/23/2027 4,936,658 550,165 550,165
FTI Consulting, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
Morgan Stanley
Co., Inc. 8/23/2027 2,081,673 2,206 2,206
Gentex Corp. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
Morgan Stanley
Co., Inc. 8/23/2027 5,756,241 383,606 383,606
Genuine Parts Co. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
Morgan Stanley
Co., Inc. 8/23/2027 2,037,370 100,546 100,546
Globant SA Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
Morgan Stanley
Co., Inc. 8/23/2027 929,324 169,275 169,275
Halliburton Co. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
Morgan Stanley
Co., Inc. 8/23/2027 18,294,539 2,058,676 2,058,676
Hasbro, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
Morgan Stanley
Co., Inc. 8/23/2027 772,470 15,395 15,395
Host Hotels &
Resorts, Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
Morgan Stanley
Co., Inc. 8/23/2027 7,217,075 176,500 176,500
Ingersoll Rand, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
Morgan Stanley
Co., Inc. 8/23/2027 16,678,761 737,240 737,240
International Flavors
& Fragrances, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
Morgan Stanley
Co., Inc. 8/23/2027 6,613,542 125,299 125,299
Ionis
Pharmaceuticals,
Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
Morgan Stanley
Co., Inc. 8/23/2027 2,787,800 76,817 76,817
James Hardie
Industries plc
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
Morgan Stanley
Co., Inc. 8/23/2027 3,477,623 18,508 18,508
Johnson Controls
International plc
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
Morgan Stanley
Co., Inc. 8/23/2027 3,323,643 200,743 200,743
JPMorgan Chase
& Co.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
Morgan Stanley
Co., Inc. 8/23/2027 16,734,210 486,268 486,268
Kyndryl Holdings,
Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
Morgan Stanley
Co., Inc. 8/23/2027 770,741 – –
Labcorp Holdings,
Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
Morgan Stanley
Co., Inc. 8/23/2027 2,657,880 126,402 126,402

52 - Statement of Investments - April 30, 2026 (Unaudited) - Nationwide Large Cap Equity Portfolio
Reference Entity
Payments Made by
Fund
Payments Received
by Fund
Frequency of
Payments Made/
Received Counterparty Maturity Date
Notional
Amount
Unrealized
Appreciation
(Depreciation) ($) Value ($)
Lincoln National
Corp.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
Morgan Stanley
Co., Inc. 8/23/2027 1,146,016 71,838 71,838
Louisiana-Pacific
Corp.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
Morgan Stanley
Co., Inc. 8/23/2027 1,713,069 38,443 38,443
Macy's, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
Morgan Stanley
Co., Inc. 8/23/2027 1,718,445 35,160 35,160
Marvell Technology,
Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
Morgan Stanley
Co., Inc. 8/23/2027 12,503,919 2,316,718 2,316,718
McCormick & Co.,
Inc. (Non-Voting)
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
Morgan Stanley
Co., Inc. 8/23/2027 6,216,097 238,167 238,167
Microchip
Technology, Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
Morgan Stanley
Co., Inc. 8/23/2027 3,499,920 693,881 693,881
Micron Technology,
Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
Morgan Stanley
Co., Inc. 8/23/2027 16,460,804 1,943,566 1,943,566
Molson Coors
Beverage Co.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
Morgan Stanley
Co., Inc. 8/23/2027 1,548,470 58,972 58,972
Monster Beverage
Corp.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
Morgan Stanley
Co., Inc. 8/23/2027 7,004,892 194,505 194,505
New York Times Co.
(The)
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
Morgan Stanley
Co., Inc. 8/23/2027 2,594,972 60,242 60,242
Newell Brands, Inc. Increases in total
return of reference
entity
OBFR - 0.26% and
decreases in total
return of reference
entity Monthly
Morgan Stanley
Co., Inc. 8/23/2027 2,072,885 10,161 10,161
Nucor Corp. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
Morgan Stanley
Co., Inc. 8/23/2027 5,720,781 918,212 918,212
Old Republic
International Corp.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
Morgan Stanley
Co., Inc. 8/23/2027 5,288,182 169,434 169,434
Owens Corning Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
Morgan Stanley
Co., Inc. 8/23/2027 1,644,122 1,564 1,564
Pinterest, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
Morgan Stanley
Co., Inc. 8/23/2027 3,148,942 97,704 97,704
Popular, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
Morgan Stanley
Co., Inc. 8/23/2027 9,467,783 338,832 338,832
Procter & Gamble
Co. (The)
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
Morgan Stanley
Co., Inc. 8/23/2027 5,576,994 180,601 180,601
Prudential Financial,
Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
Morgan Stanley
Co., Inc. 8/23/2027 10,069,029 134,445 134,445
PTC, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
Morgan Stanley
Co., Inc. 8/23/2027 1,089,037 33,162 33,162

Nationwide Large Cap Equity Portfolio - April 30, 2026 (Unaudited) - Statement of Investments - 53
Reference Entity
Payments Made by
Fund
Payments Received
by Fund
Frequency of
Payments Made/
Received Counterparty Maturity Date
Notional
Amount
Unrealized
Appreciation
(Depreciation) ($) Value ($)
QUALCOMM, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
Morgan Stanley
Co., Inc. 8/23/2027 4,394,323 1,027,478 1,027,478
Quest Diagnostics,
Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
Morgan Stanley
Co., Inc. 8/23/2027 3,349,950 17,992 17,992
QXO, Inc. Increases in total
return of reference
entity
OBFR - 1.59% and
decreases in total
return of reference
entity Monthly
Morgan Stanley
Co., Inc. 8/23/2027 1,527,327 239,715 239,715
Regions Financial
Corp.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
Morgan Stanley
Co., Inc. 8/23/2027 10,543,230 258,503 258,503
Republic Services,
Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
Morgan Stanley
Co., Inc. 8/23/2027 2,677,246 15,564 15,564
Revvity, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
Morgan Stanley
Co., Inc. 8/23/2027 3,110,437 222,815 222,815
Reynolds Consumer
Products, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
Morgan Stanley
Co., Inc. 8/23/2027 2,267,067 72,434 72,434
Rithm Capital Corp. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
Morgan Stanley
Co., Inc. 8/23/2027 2,199,579 32,895 32,895
Rivian Automotive,
Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
Morgan Stanley
Co., Inc. 8/23/2027 5,451,524 3,324 3,324
Roivant Sciences
Ltd.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
Morgan Stanley
Co., Inc. 8/23/2027 3,676,091 110,811 110,811
Roper Technologies,
Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
Morgan Stanley
Co., Inc. 8/23/2027 6,204,894 40,195 40,195
S&P Global, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
Morgan Stanley
Co., Inc. 8/23/2027 1,134,135 1,709 1,709
Silgan Holdings, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
Morgan Stanley
Co., Inc. 8/23/2027 2,154,827 3,720 3,720
Solventum Corp. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
Morgan Stanley
Co., Inc. 8/23/2027 1,558,037 65,944 65,944
Somnigroup
International, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
Morgan Stanley
Co., Inc. 8/23/2027 2,553,448 176,109 176,109
Sonoco Products
Co.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
Morgan Stanley
Co., Inc. 8/23/2027 2,429,555 253,849 253,849
Thermo Fisher
Scientific, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
Morgan Stanley
Co., Inc. 8/23/2027 723,939 78,882 78,882
TKO Group
Holdings, Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
Morgan Stanley
Co., Inc. 8/23/2027 2,084,208 19,072 19,072
Tradeweb Markets,
Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
Morgan Stanley
Co., Inc. 8/23/2027 6,464,310 425,817 425,817

54 - Statement of Investments - April 30, 2026 (Unaudited) - Nationwide Large Cap Equity Portfolio
Reference Entity
Payments Made by
Fund
Payments Received
by Fund
Frequency of
Payments Made/
Received Counterparty Maturity Date
Notional
Amount
Unrealized
Appreciation
(Depreciation) ($) Value ($)
Trane Technologies
plc
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
Morgan Stanley
Co., Inc. 8/23/2027 8,215,567 500,066 500,066
Trex Co., Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
Morgan Stanley
Co., Inc. 8/23/2027 1,863,568 79,392 79,392
Under Armour, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
Morgan Stanley
Co., Inc. 8/23/2027 1,875,448 24,718 24,718
Union Pacific Corp. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
Morgan Stanley
Co., Inc. 8/23/2027 11,431,342 717,539 717,539
US Bancorp OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
Morgan Stanley
Co., Inc. 8/23/2027 14,690,686 208,105 208,105
Ventas, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
Morgan Stanley
Co., Inc. 8/23/2027 4,918,403 169,362 169,362
Verizon
Communications,
Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
Morgan Stanley
Co., Inc. 8/23/2027 12,848,335 1,055,204 1,055,204
Walt Disney Co.
(The)
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
Morgan Stanley
Co., Inc. 8/23/2027 4,631,400 31,694 31,694
Zimmer Biomet
Holdings, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
Morgan Stanley
Co., Inc. 8/23/2027 12,051,813 1,728,812 1,728,812
Zions Bancorp NA OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
Morgan Stanley
Co., Inc. 8/23/2027 3,056,210 75,658 75,658
– –
Total unrealized appreciation 42,888,429 42,888,429
– –
3M Co. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
Morgan Stanley
Co., Inc. 8/23/2027 3,857,872 (124,278) (124,278)
ADT, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
Morgan Stanley
Co., Inc. 8/23/2027 3,234,135 (236,225) (236,225)
AECOM OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
Morgan Stanley
Co., Inc. 8/23/2027 1,082,136 (26,409) (26,409)
Aflac, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
Morgan Stanley
Co., Inc. 8/23/2027 1,374,270 (8,342) (8,342)
AGNC Investment
Corp.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
Morgan Stanley
Co., Inc. 8/23/2027 7,464,357 (268,020) (268,020)
Alcoa Corp. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
Morgan Stanley
Co., Inc. 8/23/2027 991,297 (102,409) (102,409)
Align Technology,
Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
Morgan Stanley
Co., Inc. 8/23/2027 1,568,249 (93,733) (93,733)
American
International Group,
Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
Morgan Stanley
Co., Inc. 8/23/2027 10,596,168 (324,401) (324,401)
Amgen, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
Morgan Stanley
Co., Inc. 8/23/2027 8,569,688 (48,758) (48,758)

Nationwide Large Cap Equity Portfolio - April 30, 2026 (Unaudited) - Statement of Investments - 55
Reference Entity
Payments Made by
Fund
Payments Received
by Fund
Frequency of
Payments Made/
Received Counterparty Maturity Date
Notional
Amount
Unrealized
Appreciation
(Depreciation) ($) Value ($)
Annaly Capital
Management, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
Morgan Stanley
Co., Inc. 8/23/2027 20,413,528 (830,381) (830,381)
ATI, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
Morgan Stanley
Co., Inc. 8/23/2027 5,010,476 (44,155) (44,155)
Aurora Innovation,
Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
Morgan Stanley
Co., Inc. 8/23/2027 2,502,763 (258,361) (258,361)
Automatic Data
Processing, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
Morgan Stanley
Co., Inc. 8/23/2027 1,097,849 (77,804) (77,804)
Boyd Gaming Corp. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
Morgan Stanley
Co., Inc. 8/23/2027 2,080,271 (27,928) (27,928)
Brunswick Corp. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
Morgan Stanley
Co., Inc. 8/23/2027 1,154,409 (32,257) (32,257)
CACI International,
Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
Morgan Stanley
Co., Inc. 8/23/2027 1,184,551 (27,679) (27,679)
Campbell's Co.
(The)
Increases in total
return of reference
entity
OBFR - 0.89% and
decreases in total
return of reference
entity Monthly
Morgan Stanley
Co., Inc. 8/23/2027 1,491,005 (35,395) (35,395)
Capital One
Financial Corp.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
Morgan Stanley
Co., Inc. 8/23/2027 7,860,517 (479,931) (479,931)
Carlisle Cos., Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
Morgan Stanley
Co., Inc. 8/23/2027 5,229,427 (68,301) (68,301)
Carnival Corp. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
Morgan Stanley
Co., Inc. 8/23/2027 4,640,045 (404,319) (404,319)
Celanese Corp. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
Morgan Stanley
Co., Inc. 8/23/2027 2,101,219 (94,848) (94,848)
Chemed Corp. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
Morgan Stanley
Co., Inc. 8/23/2027 1,330,187 (148,268) (148,268)
Church & Dwight
Co., Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
Morgan Stanley
Co., Inc. 8/23/2027 3,713,516 (92,972) (92,972)
Cintas Corp. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
Morgan Stanley
Co., Inc. 8/23/2027 7,351,797 (95,465) (95,465)
Citigroup, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
Morgan Stanley
Co., Inc. 8/23/2027 9,964,523 (288,861) (288,861)
Cleveland-Cliffs, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
Morgan Stanley
Co., Inc. 8/23/2027 1,455,642 (77,063) (77,063)
Cloudflare, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
Morgan Stanley
Co., Inc. 8/23/2027 846,526 (61,289) (61,289)
Coca-Cola Co. (The) Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
Morgan Stanley
Co., Inc. 8/23/2027 8,759,687 (383,709) (383,709)

56 - Statement of Investments - April 30, 2026 (Unaudited) - Nationwide Large Cap Equity Portfolio
Reference Entity
Payments Made by
Fund
Payments Received
by Fund
Frequency of
Payments Made/
Received Counterparty Maturity Date
Notional
Amount
Unrealized
Appreciation
(Depreciation) ($) Value ($)
Coherent Corp. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
Morgan Stanley
Co., Inc. 8/23/2027 3,305,801 (119,013) (119,013)
Cousins Properties,
Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
Morgan Stanley
Co., Inc. 8/23/2027 4,321,235 (381,629) (381,629)
Datadog, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
Morgan Stanley
Co., Inc. 8/23/2027 2,364,879 (169,467) (169,467)
Diamondback
Energy, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
Morgan Stanley
Co., Inc. 8/23/2027 17,571,084 (1,688,492) (1,688,492)
Dillard's, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
Morgan Stanley
Co., Inc. 8/23/2027 4,579,733 (296,447) (296,447)
Dolby Laboratories,
Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
Morgan Stanley
Co., Inc. 8/23/2027 4,470,558 (78,761) (78,761)
Edison International OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
Morgan Stanley
Co., Inc. 8/23/2027 15,144,142 (211,445) (211,445)
Entegris, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
Morgan Stanley
Co., Inc. 8/23/2027 938,012 (29,736) (29,736)
Everpure, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
Morgan Stanley
Co., Inc. 8/23/2027 483,002 (44,346) (44,346)
F5, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
Morgan Stanley
Co., Inc. 8/23/2027 4,356,455 (333,695) (333,695)
Flowers Foods, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
Morgan Stanley
Co., Inc. 8/23/2027 2,243,528 (133,720) (133,720)
Flowserve Corp. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
Morgan Stanley
Co., Inc. 8/23/2027 9,735,208 (684,796) (684,796)
Ford Motor Co. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
Morgan Stanley
Co., Inc. 8/23/2027 3,722,814 (194,153) (194,153)
Fortinet, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
Morgan Stanley
Co., Inc. 8/23/2027 972,094 (53,845) (53,845)
Fortive Corp. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
Morgan Stanley
Co., Inc. 8/23/2027 2,476,502 (5,070) (5,070)
GameStop Corp. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
Morgan Stanley
Co., Inc. 8/23/2027 6,294,386 (40,365) (40,365)
Genpact Ltd. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
Morgan Stanley
Co., Inc. 8/23/2027 3,323,490 (142,504) (142,504)
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
Morgan Stanley
Co., Inc. 8/23/2027 2,958,034 (745,919) (745,919)
Goldman Sachs
Group, Inc. (The)
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
Morgan Stanley
Co., Inc. 8/23/2027 2,993,015 (37,903) (37,903)

Nationwide Large Cap Equity Portfolio - April 30, 2026 (Unaudited) - Statement of Investments - 57
Reference Entity
Payments Made by
Fund
Payments Received
by Fund
Frequency of
Payments Made/
Received Counterparty Maturity Date
Notional
Amount
Unrealized
Appreciation
(Depreciation) ($) Value ($)
Home Depot, Inc.
(The)
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
Morgan Stanley
Co., Inc. 8/23/2027 828,576 (25,477) (25,477)
Howmet Aerospace,
Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
Morgan Stanley
Co., Inc. 8/23/2027 7,974,142 (360,910) (360,910)
Huntington
Bancshares, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
Morgan Stanley
Co., Inc. 8/23/2027 12,319,321 (66,154) (66,154)
Hyatt Hotels Corp. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
Morgan Stanley
Co., Inc. 8/23/2027 6,508,419 (159,632) (159,632)
IDACORP, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
Morgan Stanley
Co., Inc. 8/23/2027 1,865,956 (15,535) (15,535)
International Paper
Co.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
Morgan Stanley
Co., Inc. 8/23/2027 1,357,036 (296,148) (296,148)
Intuitive Surgical,
Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
Morgan Stanley
Co., Inc. 8/23/2027 1,807,560 (42,463) (42,463)
Iron Mountain, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
Morgan Stanley
Co., Inc. 8/23/2027 3,086,755 (304,780) (304,780)
J M Smucker Co.
(The)
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
Morgan Stanley
Co., Inc. 8/23/2027 3,083,044 (142,783) (142,783)
Jack Henry &
Associates, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
Morgan Stanley
Co., Inc. 8/23/2027 5,169,075 (11,767) (11,767)
KKR & Co., Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
Morgan Stanley
Co., Inc. 8/23/2027 2,156,708 (10,128) (10,128)
KLA Corp. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
Morgan Stanley
Co., Inc. 8/23/2027 7,193,939 (116,463) (116,463)
Kraft Heinz Co.
(The)
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
Morgan Stanley
Co., Inc. 8/23/2027 6,565,055 (112,817) (112,817)
Lattice
Semiconductor
Corp.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
Morgan Stanley
Co., Inc. 8/23/2027 2,904,150 (329,650) (329,650)
Linde plc Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
Morgan Stanley
Co., Inc. 8/23/2027 8,629,631 (55,104) (55,104)
LPL Financial
Holdings, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
Morgan Stanley
Co., Inc. 8/23/2027 6,385,224 (51,979) (51,979)
Lumentum Holdings,
Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
Morgan Stanley
Co., Inc. 8/23/2027 7,141,863 (619,824) (619,824)
MACOM Technology
Solutions Holdings,
Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
Morgan Stanley
Co., Inc. 8/23/2027 4,238,231 (307,773) (307,773)
Madison Square
Garden Sports Corp.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
Morgan Stanley
Co., Inc. 8/23/2027 924,642 (20,682) (20,682)

58 - Statement of Investments - April 30, 2026 (Unaudited) - Nationwide Large Cap Equity Portfolio
Reference Entity
Payments Made by
Fund
Payments Received
by Fund
Frequency of
Payments Made/
Received Counterparty Maturity Date
Notional
Amount
Unrealized
Appreciation
(Depreciation) ($) Value ($)
Martin Marietta
Materials, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
Morgan Stanley
Co., Inc. 8/23/2027 11,366,125 (39,107) (39,107)
Matador Resources
Co.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
Morgan Stanley
Co., Inc. 8/23/2027 2,712,060 (272,318) (272,318)
Mattel, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
Morgan Stanley
Co., Inc. 8/23/2027 1,709,620 (27,209) (27,209)
MDU Resources
Group, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
Morgan Stanley
Co., Inc. 8/23/2027 4,975,300 (141,331) (141,331)
Medical Properties
Trust, Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
Morgan Stanley
Co., Inc. 8/23/2027 1,561,781 (18,969) (18,969)
Merck & Co., Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
Morgan Stanley
Co., Inc. 8/23/2027 2,512,232 (200,647) (200,647)
Middleby Corp.
(The)
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
Morgan Stanley
Co., Inc. 8/23/2027 2,915,277 (20,355) (20,355)
Molina Healthcare,
Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
Morgan Stanley
Co., Inc. 8/23/2027 4,814,899 (1,173,275) (1,173,275)
Mondelez
International, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
Morgan Stanley
Co., Inc. 8/23/2027 7,184,794 (568,328) (568,328)
Monolithic Power
Systems, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
Morgan Stanley
Co., Inc. 8/23/2027 1,325,456 (215,996) (215,996)
Motorola Solutions,
Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
Morgan Stanley
Co., Inc. 8/23/2027 4,491,277 (77,075) (77,075)
MP Materials Corp. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
Morgan Stanley
Co., Inc. 8/23/2027 3,957,117 (390,678) (390,678)
Nordson Corp. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
Morgan Stanley
Co., Inc. 8/23/2027 1,972,998 (91,998) (91,998)
Olin Corp. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
Morgan Stanley
Co., Inc. 8/23/2027 2,106,381 (53,251) (53,251)
Oracle Corp. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
Morgan Stanley
Co., Inc. 8/23/2027 1,524,194 (59,284) (59,284)
Palo Alto Networks,
Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
Morgan Stanley
Co., Inc. 8/23/2027 5,476,433 (464,513) (464,513)
Park Hotels &
Resorts, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
Morgan Stanley
Co., Inc. 8/23/2027 3,573,702 (124,074) (124,074)
Post Holdings, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
Morgan Stanley
Co., Inc. 8/23/2027 1,115,588 (57,084) (57,084)
Primo Brands Corp. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
Morgan Stanley
Co., Inc. 8/23/2027 1,011,867 (31,280) (31,280)

Nationwide Large Cap Equity Portfolio - April 30, 2026 (Unaudited) - Statement of Investments - 59
Reference Entity
Payments Made by
Fund
Payments Received
by Fund
Frequency of
Payments Made/
Received Counterparty Maturity Date
Notional
Amount
Unrealized
Appreciation
(Depreciation) ($) Value ($)
Quanta Services,
Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
Morgan Stanley
Co., Inc. 8/23/2027 3,791,682 (689,188) (689,188)
Rollins, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
Morgan Stanley
Co., Inc. 8/23/2027 7,749,257 (187,718) (187,718)
Saia, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
Morgan Stanley
Co., Inc. 8/23/2027 4,375,995 (497,543) (497,543)
Southwest Airlines
Co.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
Morgan Stanley
Co., Inc. 8/23/2027 1,372,704 (144,612) (144,612)
Starbucks Corp. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
Morgan Stanley
Co., Inc. 8/23/2027 11,435,678 (758,904) (758,904)
Starwood Property
Trust, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
Morgan Stanley
Co., Inc. 8/23/2027 11,327,738 (414,869) (414,869)
Strategy, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
Morgan Stanley
Co., Inc. 8/23/2027 1,667,736 (220,853) (220,853)
Sun Communities,
Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
Morgan Stanley
Co., Inc. 8/23/2027 2,253,819 (46,961) (46,961)
Synopsys, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
Morgan Stanley
Co., Inc. 8/23/2027 2,379,218 (217,660) (217,660)
Tesla, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
Morgan Stanley
Co., Inc. 8/23/2027 5,438,228 (151,107) (151,107)
Texas Pacific Land
Corp.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
Morgan Stanley
Co., Inc. 8/23/2027 5,389,259 (320,316) (320,316)
Timken Co. (The) Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
Morgan Stanley
Co., Inc. 8/23/2027 6,368,413 (411,199) (411,199)
Tyler Technologies,
Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
Morgan Stanley
Co., Inc. 8/23/2027 1,289,509 (13,343) (13,343)
VF Corp. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
Morgan Stanley
Co., Inc. 8/23/2027 1,015,027 (38,070) (38,070)
W R Berkley Corp. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
Morgan Stanley
Co., Inc. 8/23/2027 2,368,455 (19,736) (19,736)
Waste Management,
Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
Morgan Stanley
Co., Inc. 8/23/2027 4,850,993 (158,953) (158,953)
Watsco, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
Morgan Stanley
Co., Inc. 8/23/2027 3,687,930 (210,421) (210,421)
Westlake Corp. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
Morgan Stanley
Co., Inc. 8/23/2027 2,075,040 (540) (540)
Weyerhaeuser Co. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
Morgan Stanley
Co., Inc. 8/23/2027 6,442,875 (81,456) (81,456)

60 - Statement of Investments - April 30, 2026 (Unaudited) - Nationwide Large Cap Equity Portfolio
Reference Entity
Payments Made by
Fund
Payments Received
by Fund
Frequency of
Payments Made/
Received Counterparty Maturity Date
Notional
Amount
Unrealized
Appreciation
(Depreciation) ($) Value ($)
XPO, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
Morgan Stanley
Co., Inc. 8/23/2027 1,837,205 (81,791) (81,791)
Zoom
Communications,
Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
Morgan Stanley
Co., Inc. 8/23/2027 1,410,618 (117,902) (117,902)
– –
Total unrealized depreciation (22,012,850) (22,012,850)
– –
Net unrealized appreciation 20,875,579 20,875,579
Financing Costs of Swap Contracts (166,864) (166,864)
Total Unrealized Appreciation (Depreciation) including Financing Costs of Swap Contracts 20,708,715 20,708,715
OBFR Overnight Bank Funding Rate
The following reference rates, and their values as of period end, are used for security descriptions:
Index Reference Rate
Overnight Bank Funding Rate (OBFR) 3.64%
The accompanying notes are an integral part of these financial statements.

Nationwide U.S. 130/30 Equity Portfolio - April 30, 2026 (Unaudited) - Statement of Investments - 61
Common Stocks 98 .3%
Shares Value ($)
Aerospace & Defense 0 .8%
Lockheed Martin Corp. 5,536 2,867,482
Automobiles 1 .6%
General Motors Co. 78,559 6,040,402
Banks 0 .2%
Western Alliance Bancorp 8,300 676,782
Biotechnology 1 .1%
Incyte Corp.* 15,596 1,485,831
Neurocrine Biosciences, Inc.* 18,800 2,475,396
3,961,227
Broadline Retail 3 .1%
Amazon.com, Inc.* 29,432 7,801,246
eBay, Inc. 36,134 3,739,146
11,540,392
Building Products 1 .2%
A O Smith Corp. 3,250 200,980
Masco Corp. 29,213 2,098,078
Trex Co., Inc.* 50,723 1,988,341
4,287,399
Capital Markets 8 .2%
Bank of New York Mellon
Corp. (The) 50,081 6,729,384
Evercore, Inc., Class A 12,994 4,174,842
Interactive Brokers Group,
Inc., Class A 57,133 4,542,074
Northern Trust Corp. 30,683 5,103,810
State Street Corp. 30,984 4,735,595
Stifel Financial Corp. 25,561 2,014,462
StoneX Group, Inc.* 28,703 3,043,379
30,343,546
Chemicals 1 .8%
Albemarle Corp. 19,461 3,827,979
Solstice Advanced Materials,
Inc. 13,371 1,095,753
Westlake Corp. 16,213 1,869,035
6,792,767
Commercial Services & Supplies 0 .2%
Waste Management, Inc. 2,941 683,930
Construction & Engineering 2 .7%
Argan, Inc. 2,323 1,556,364
Comfort Systems USA, Inc. 3,770 6,937,742
EMCOR Group, Inc. 1,860 1,658,506
10,152,612
Consumer Finance 1 .1%
Ally Financial, Inc. 94,814 4,208,793
Consumer Staples Distribution & Retail 3 .9%
Maplebear, Inc.* 100,053 4,237,244
Sysco Corp. 50,777 3,793,550
Target Corp. 50,803 6,591,689
14,622,483
Electrical Equipment 0 .3%
Powell Industries, Inc. 3,981 1,103,812
Electronic Equipment, Instruments & Components 3 .5%
Ingram Micro Holding Corp. 29,695 913,715
Jabil, Inc. 16,769 5,659,370
TD SYNNEX Corp. 27,627 6,303,929
12,877,014
Common Stocks
Shares Value ($)
Entertainment 0 .3%
Roku, Inc., Class A* 10,292 1,199,636
Financial Services 0 .9%
Corebridge Financial, Inc. 123,520 3,401,741
Food Products 1 .9%
Archer-Daniels-Midland Co. 32,078 2,391,094
Smithfield Foods, Inc. 39,687 1,042,974
Tyson Foods, Inc., Class A 57,025 3,653,592
7,087,660
Ground Transportation 2 .2%
JB Hunt Transport Services,
Inc. 8,374 2,106,312
Landstar System, Inc. 18,140 3,339,030
Ryder System, Inc. 10,296 2,612,816
U-Haul Holding Co.* 5,990 307,646
8,365,804
Health Care Equipment & Supplies 3 .1%
Align Technology, Inc.* 22,924 4,034,853
Edwards Lifesciences Corp.* 52,190 4,357,865
GE HealthCare Technologies,
Inc. 53,635 3,263,154
11,655,872
Health Care Providers & Services 2 .1%
Centene Corp.* 61,327 3,292,647
McKesson Corp. 2,104 1,715,181
Molina Healthcare, Inc.* 14,628 2,846,901
7,854,729
Hotels, Restaurants & Leisure 4 .4%
Booking Holdings, Inc. 38,750 6,523,950
Domino's Pizza, Inc. 9,264 3,144,387
DraftKings, Inc., Class A* 92,633 2,160,201
Las Vegas Sands Corp. 81,683 4,460,709
16,289,247
Household Products 0 .6%
Clorox Co. (The) 25,000 2,411,000
Independent Power and Renewable Electricity Producers
0 .8%
Talen Energy Corp.* 7,857 2,926,104
Insurance 2 .4%
CNA Financial Corp. 15,953 769,413
Everest Group Ltd. 7,445 2,656,078
Globe Life, Inc. 36,559 5,641,054
9,066,545
Interactive Media & Services 6 .6%
Alphabet, Inc., Class C 38,736 14,794,828
Match Group, Inc. 120,707 4,516,856
Meta Platforms, Inc., Class A 2,324 1,422,079
Pinterest, Inc., Class A* 124,629 2,450,206
Snap, Inc., Class A* 209,544 1,271,932
24,455,901
IT Services 1 .5%
VeriSign, Inc. 20,835 5,597,531
Life Sciences Tools & Services 0 .8%
West Pharmaceutical
Services, Inc. 9,730 2,895,551
Machinery 1 .5%
Graco, Inc. 25,073 2,012,610

62 - Statement of Investments - April 30, 2026 (Unaudited) - Nationwide U.S. 130/30 Equity Portfolio
Common Stocks
Shares Value ($)
Machinery
Otis Worldwide Corp. 43,920 3,420,489
5,433,099
Media 0 .6%
Trade Desk, Inc. (The), Class
A* 92,330 2,178,065
Metals & Mining 0 .4%
Commercial Metals Co. 21,707 1,496,915
Oil, Gas & Consumable Fuels 3 .4%
Chevron Corp. 3,642 704,035
Phillips 66 31,918 5,718,109
Valero Energy Corp. 25,072 6,332,686
12,754,830
Passenger Airlines 0 .8%
Southwest Airlines Co. 76,077 2,884,840
Personal Care Products 0 .3%
Estee Lauder Cos., Inc. (The),
Class A 13,782 1,057,217
Professional Services 0 .4%
FTI Consulting, Inc.* 8,325 1,492,672
Residential REITs 1 .9%
Camden Property Trust 31,174 3,273,893
Essex Property Trust, Inc. 15,104 3,975,524
7,249,417
Semiconductors & Semiconductor Equipment 13 .6%
Broadcom, Inc. 10,513 4,388,442
Cirrus Logic, Inc.* 15,525 2,531,817
Micron Technology, Inc. 20,541 10,622,983
NVIDIA Corp. 91,419 18,244,490
Onto Innovation, Inc.* 4,672 1,378,520
QUALCOMM, Inc. 30,448 5,467,852
Texas Instruments, Inc. 28,900 8,123,212
50,757,316
Software 10 .8%
Adobe, Inc.* 12,738 3,134,822
Atlassian Corp., Class A* 7,653 524,919
Docusign, Inc., Class A* 48,267 2,219,799
Dropbox, Inc., Class A* 40,804 991,129
Fortinet, Inc.* 62,007 5,227,810
Manhattan Associates, Inc.* 15,200 2,095,928
Microsoft Corp. 27,828 11,347,702
Nutanix, Inc., Class A* 27,893 1,140,545
Palantir Technologies, Inc.,
Class A* 32,479 4,518,154
Pegasystems, Inc. 32,222 1,177,714
ServiceNow, Inc.* 47,192 4,167,526
Synopsys, Inc.* 4,764 2,299,106
Zscaler, Inc.* 9,602 1,254,789
40,099,943
Specialized REITs 0 .0%
†
Millrose Properties, Inc. 2,061 63,211
Specialty Retail 1 .7%
Best Buy Co., Inc. 48,340 2,924,087
Williams-Sonoma, Inc. 18,655 3,380,472
6,304,559
Technology Hardware, Storage & Peripherals 2 .8%
Apple, Inc. 31,216 8,470,461
Common Stocks
Shares Value ($)
Technology Hardware, Storage & Peripherals
Everpure, Inc., Class A* 27,917 1,994,670
10,465,131
Textiles, Apparel & Luxury Goods 2 .6%
Deckers Outdoor Corp.* 51,597 5,273,214
Lululemon Athletica, Inc.* 31,112 4,284,122
9,557,336
Trading Companies & Distributors 0 .2%
Core & Main, Inc., Class A* 14,180 714,247
Total Investments
(cost $297,555,227) — 98.3% 365,874,760
Other assets in excess of liabilities — 1.7% 6,229,526
NET ASSETS — 100.0%
$ 372,104,286
* Denotes a non-income producing security.
† Amount rounds to less than 0.1%.
REIT Real Estate Investment Trust

Nationwide U.S. 130/30 Equity Portfolio - April 30, 2026 (Unaudited) - Statement of Investments - 63
OTC Total return swap contracts outstanding as of April 30, 2026 :
Reference Entity
Payments Made by
Fund
Payments Received
by Fund
Frequency of
Payments Made/
Received Counterparty Maturity Date
Notional
Amount
Unrealized
Appreciation
(Depreciation) ($) Value ($)
Albemarle Corp. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 2/26/2027 281,860 8,902 8,902
Allegro
MicroSystems, Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 4/30/2027 215,825 19,714 19,714
Ally Financial, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 12/31/2026 1,201,948 15,705 15,705
Alphabet, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 5/28/2027 16,561,682 1,501,626 1,501,626
Apple, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 5/28/2027 10,854,000 47,200 47,200
Archer-Daniels-
Midland Co.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 4/30/2027 2,569,617 9,308 9,308
Argan, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 1/29/2027 3,878,727 233,772 233,772
Bentley Systems,
Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 5/28/2027 1,872,192 12,627 12,627
Best Buy Co., Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 1/29/2027 1,436,517 63,585 63,585
Camden Property
Trust
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 1/29/2027 729,937 5,230 5,230
Cirrus Logic, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 3/31/2027 2,357,485 83,700 83,700
Clorox Co. (The) OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 5/28/2027 494,554 14,733 14,733
Commercial Metals
Co.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 5/28/2027 129,675 4,688 4,688
Core Natural
Resources, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 5/28/2027 993,063 20,251 20,251
Corebridge
Financial, Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 11/30/2026 31,514 953 953
Deckers Outdoor
Corp.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 11/30/2026 41,084 346 346
DraftKings, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 3/31/2027 285,040 2,200 2,200
Edwards
Lifesciences Corp.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 1/29/2027 1,446,137 39,487 39,487
EMCOR Group, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 12/31/2026 4,805,581 316,217 316,217

64 - Statement of Investments - April 30, 2026 (Unaudited) - Nationwide U.S. 130/30 Equity Portfolio
Reference Entity
Payments Made by
Fund
Payments Received
by Fund
Frequency of
Payments Made/
Received Counterparty Maturity Date
Notional
Amount
Unrealized
Appreciation
(Depreciation) ($) Value ($)
Erie Indemnity Co. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 5/28/2027 972,154 2,349 2,349
Estee Lauder Cos.,
Inc. (The)
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 2/26/2027 745,698 9,915 9,915
Everest Group Ltd. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 12/31/2026 303,246 10,838 10,838
Everpure, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 4/30/2027 7,002 112 112
GE HealthCare
Technologies, Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 6/30/2026 383,208 8,750 8,750
Graco, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 5/28/2027 439,965 5,434 5,434
HubSpot, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/30/2027 300,707 7,444 7,444
Interactive Brokers
Group, Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 7/31/2026 1,068,003 32,913 32,913
International Paper
Co.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/30/2027 1,512,665 157,134 157,134
JB Hunt Transport
Services, Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 5/28/2027 2,587,489 53,698 53,698
JBT Marel Corp. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 5/29/2026 1,872,121 20,449 20,449
Kymera
Therapeutics, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 3/31/2027 1,017,834 5,524 5,524
Lithia Motors, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 9/30/2026 261,398 793 793
Masco Corp. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 9/30/2026 575,637 4,488 4,488
Match Group, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 3/31/2027 528,185 9,126 9,126
Millrose Properties,
Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 4/30/2027 67,072 2,006 2,006
Neurocrine
Biosciences, Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 4/30/2027 734,850 2,456 2,456
Norwegian Cruise
Line Holdings Ltd.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 6/30/2027 1,754,080 9,252 9,252
Oracle Corp. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 3/31/2027 2,002,255 23,994 23,994

Nationwide U.S. 130/30 Equity Portfolio - April 30, 2026 (Unaudited) - Statement of Investments - 65
Reference Entity
Payments Made by
Fund
Payments Received
by Fund
Frequency of
Payments Made/
Received Counterparty Maturity Date
Notional
Amount
Unrealized
Appreciation
(Depreciation) ($) Value ($)
Palo Alto Networks,
Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 5/28/2027 1,222,962 15,140 15,140
Pegasystems, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 7/31/2026 112,154 2,790 2,790
Phillips 66 OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 5/28/2027 269,800 8,524 8,524
Piper Sandler Cos. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 6/30/2027 1,291,083 12,112 12,112
Powell Industries,
Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 5/28/2027 1,285,978 110,292 110,292
QUALCOMM, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 4/30/2027 630,146 82,742 82,742
Roku, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 1/29/2027 1,395,223 47,162 47,162
Ryder System, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 9/30/2026 970,163 31,922 31,922
Saia, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 12/31/2026 1,107,239 66,066 66,066
Samsara, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 5/28/2027 985,782 21,609 21,609
Shift4 Payments,
Inc.
Increases in total
return of reference
entity
OBFR - 5.39% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 5/28/2027 515,065 9,422 9,422
Smithfield Foods,
Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 9/30/2026 161,417 1,047 1,047
Snap, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 10/30/2026 659,730 9,782 9,782
Solstice Advanced
Materials, Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 5/28/2027 247,489 15,070 15,070
Southwest Airlines
Co.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 2/26/2027 1,180,795 27,273 27,273
Stifel Financial Corp. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 4/30/2027 2,661,414 49,304 49,304
StoneX Group, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 4/30/2027 315,863 7,090 7,090
Synopsys, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 5/28/2027 2,787,980 7,972 7,972
Sysco Corp. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 5/28/2027 837,574 8,296 8,296

66 - Statement of Investments - April 30, 2026 (Unaudited) - Nationwide U.S. 130/30 Equity Portfolio
Reference Entity
Payments Made by
Fund
Payments Received
by Fund
Frequency of
Payments Made/
Received Counterparty Maturity Date
Notional
Amount
Unrealized
Appreciation
(Depreciation) ($) Value ($)
Tyson Foods, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 1/29/2027 1,201,120 9,186 9,186
UGI Corp. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 1/29/2027 505,040 15,304 15,304
U-Haul Holding Co. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 3/31/2027 83,511 1,057 1,057
West
Pharmaceutical
Services, Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 2/26/2027 2,746,106 22,591 22,591
Westlake Corp. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 1/29/2027 1,506,940 50,589 50,589
Williams-Sonoma,
Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 5/28/2027 810,676 3,519 3,519
– –
Total unrealized appreciation 3,402,780 3,402,780
– –
A O Smith Corp. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 12/31/2026 2,249,712 (53,530) (53,530)
AAON, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 5/28/2027 1,352,342 (99,132) (99,132)
Advanced Energy
Industries, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 5/28/2027 2,045,089 (119,964) (119,964)
AeroVironment, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 3/31/2027 1,488,588 (87,932) (87,932)
AGNC Investment
Corp.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 5/29/2026 2,268,810 (58,432) (58,432)
Align Technology,
Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 4/30/2027 1,477,076 (20,057) (20,057)
Amcor plc Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 6/30/2027 1,900,440 (33,207) (33,207)
Annaly Capital
Management, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 5/28/2027 1,600,275 (25,157) (25,157)
Apollo Global
Management, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 5/28/2027 1,975,080 (98,815) (98,815)
Applied Digital Corp. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 3/31/2027 170,702 (7,800) (7,800)
Arrowhead
Pharmaceuticals,
Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 3/31/2027 1,172,226 (47,061) (47,061)
Atlantic Union
Bankshares Corp.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 3/31/2027 1,775,762 (22,639) (22,639)
Atlassian Corp. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 3/31/2027 608,599 (16,859) (16,859)

Nationwide U.S. 130/30 Equity Portfolio - April 30, 2026 (Unaudited) - Statement of Investments - 67
Reference Entity
Payments Made by
Fund
Payments Received
by Fund
Frequency of
Payments Made/
Received Counterparty Maturity Date
Notional
Amount
Unrealized
Appreciation
(Depreciation) ($) Value ($)
Axon Enterprise, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 5/28/2027 2,071,475 (6,290) (6,290)
Blackstone Secured
Lending Fund
Increases in total
return of reference
entity
OBFR - 8.89% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 8/31/2026 298,069 (19,001) (19,001)
CareTrust REIT, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 8/31/2026 631,942 (14,117) (14,117)
Carpenter
Technology Corp.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 11/30/2026 1,372,594 (70,071) (70,071)
Carvana Co. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 4/30/2027 1,338,200 (2,671) (2,671)
Casella Waste
Systems, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 11/30/2026 1,655,849 (23,819) (23,819)
Celsius Holdings,
Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 5/28/2027 581,936 (15,775) (15,775)
Centene Corp. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 11/30/2026 2,439,566 (13,177) (13,177)
Cipher Digital, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 3/31/2027 298,280 (13,787) (13,787)
Coeur Mining, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 5/28/2027 604,583 (21,532) (21,532)
Cognex Corp. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 5/28/2027 1,267,737 (45,448) (45,448)
Coherent Corp. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 5/28/2027 2,373,527 (109,727) (109,727)
Construction
Partners, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/30/2027 2,059,805 (138,420) (138,420)
Docusign, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 3/31/2027 385,948 (7,805) (7,805)
Dropbox, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 1/29/2027 2,867,823 (2,361) (2,361)
Dutch Bros, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 12/31/2026 1,298,231 (48,986) (48,986)
D-Wave Quantum,
Inc.
Increases in total
return of reference
entity
OBFR - 0.52% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 9/30/2026 212,352 (21,047) (21,047)
Elanco Animal
Health, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 9/30/2026 505,092 (12,870) (12,870)
Element Solutions,
Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/30/2027 2,158,887 (1,521) (1,521)

68 - Statement of Investments - April 30, 2026 (Unaudited) - Nationwide U.S. 130/30 Equity Portfolio
Reference Entity
Payments Made by
Fund
Payments Received
by Fund
Frequency of
Payments Made/
Received Counterparty Maturity Date
Notional
Amount
Unrealized
Appreciation
(Depreciation) ($) Value ($)
Enphase Energy,
Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/30/2027 471,328 (25,311) (25,311)
Evercore, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 4/30/2027 475,188 (4,215) (4,215)
Expand Energy
Corp.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/30/2027 1,649,518 (18,732) (18,732)
FormFactor, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 5/28/2027 907,197 (2,670) (2,670)
FTI Consulting, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 5/28/2027 1,596,308 (267) (267)
Globus Medical, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 12/31/2026 1,877,728 (49,765) (49,765)
GXO Logistics, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 5/28/2027 2,257,092 (78,226) (78,226)
HealthEquity, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 8/31/2026 1,116,592 (7,487) (7,487)
Incyte Corp. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 3/31/2027 4,382 (176) (176)
Ingersoll Rand, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 1/29/2027 1,196,063 (35,945) (35,945)
IonQ, Inc. Increases in total
return of reference
entity
OBFR - 0.77% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 3/31/2027 268,103 (17,885) (17,885)
Joby Aviation, Inc. Increases in total
return of reference
entity
OBFR - 0.39% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 5/28/2027 1,144,293 (61,012) (61,012)
Lattice
Semiconductor
Corp.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 5/29/2026 2,899,992 (156,763) (156,763)
Liberty Media Corp-
Liberty Formula One
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 5/28/2027 1,872,936 (18,740) (18,740)
Loar Holdings, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 5/28/2027 1,048,939 (44,298) (44,298)
LPL Financial
Holdings, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 5/28/2027 1,831,366 (17,758) (17,758)
Lumentum Holdings,
Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 3/31/2027 1,871,412 (91,256) (91,256)
MACOM Technology
Solutions Holdings,
Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 11/30/2026 2,477,605 (105,400) (105,400)
Manhattan
Associates, Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 5/28/2027 754,120 (32,595) (32,595)

Nationwide U.S. 130/30 Equity Portfolio - April 30, 2026 (Unaudited) - Statement of Investments - 69
Reference Entity
Payments Made by
Fund
Payments Received
by Fund
Frequency of
Payments Made/
Received Counterparty Maturity Date
Notional
Amount
Unrealized
Appreciation
(Depreciation) ($) Value ($)
McKesson Corp. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 1/29/2027 421,882 (3,417) (3,417)
Mirion Technologies,
Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 1/29/2027 1,506,115 (83,122) (83,122)
MKS, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/30/2027 651,206 (42,021) (42,021)
Modine
Manufacturing Co.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 3/31/2027 1,740,141 (145,154) (145,154)
Molina Healthcare,
Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 1/29/2027 1,683,268 (16,174) (16,174)
NuScale Power
Corp.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 1/29/2027 482,900 (44,182) (44,182)
Nutanix, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 10/30/2026 1,112,290 (30,194) (30,194)
NVIDIA Corp. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 2/26/2027 17,619,322 (853,687) (853,687)
Old National
Bancorp
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 5/29/2026 1,504,837 (26,368) (26,368)
Omega Healthcare
Investors, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 5/28/2027 1,805,386 (9,225) (9,225)
Pinnacle Financial
Partners, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 5/28/2027 1,450,065 (18,027) (18,027)
Planet Labs PBC Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 3/31/2027 1,384,083 (108,196) (108,196)
Primo Brands Corp. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 12/31/2026 1,554,974 (82,403) (82,403)
Protagonist
Therapeutics, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 2/26/2027 907,258 (4,125) (4,125)
RadNet, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/30/2026 1,299,236 (15,164) (15,164)
Regal Rexnord
Corp.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 3/31/2027 475,774 (25,536) (25,536)
Revolution
Medicines, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 5/28/2027 2,572,398 (63,721) (63,721)
Rocket Cos., Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 6/30/2027 1,757,192 (24,560) (24,560)
Rocket Lab Corp. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 9/30/2026 768,498 (51,134) (51,134)

70 - Statement of Investments - April 30, 2026 (Unaudited) - Nationwide U.S. 130/30 Equity Portfolio
Reference Entity
Payments Made by
Fund
Payments Received
by Fund
Frequency of
Payments Made/
Received Counterparty Maturity Date
Notional
Amount
Unrealized
Appreciation
(Depreciation) ($) Value ($)
Royal Caribbean
Cruises Ltd.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 5/28/2027 1,934,005 (80,748) (80,748)
Royal Gold, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/30/2027 1,462,295 (17,727) (17,727)
Sanmina Corp. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/30/2027 2,533,029 (106,405) (106,405)
SentinelOne, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 2/26/2027 1,336,477 (50,967) (50,967)
ServiceNow, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 1/29/2027 1,207,198 (7,929) (7,929)
Sirius XM Holdings,
Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 12/31/2026 1,808,401 (12,083) (12,083)
SPX Technologies,
Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 1/29/2027 144,043 (4,968) (4,968)
Super Micro
Computer, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/30/2027 1,010,019 (39,811) (39,811)
T Rowe Price
Group, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/30/2027 2,043,300 (47,865) (47,865)
Teledyne
Technologies, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 3/31/2027 1,150,905 (27,247) (27,247)
Texas Pacific Land
Corp.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 1/29/2027 1,832,357 (19,163) (19,163)
Trade Desk, Inc.
(The)
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 4/30/2027 461,727 (15,267) (15,267)
TransUnion Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/30/2027 1,319,535 (9,850) (9,850)
Trex Co., Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 12/31/2026 174,950 (1,919) (1,919)
TTM Technologies,
Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 3/31/2027 3,075,164 (402,714) (402,714)
United Therapeutics
Corp.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 5/28/2027 1,199,835 (588) (588)
Uranium Energy
Corp.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 3/31/2027 1,187,477 (118,030) (118,030)
Urban Outfitters, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 3/31/2027 338,406 (7,938) (7,938)
Viper Energy, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 2/26/2027 2,307,824 (23,368) (23,368)

Nationwide U.S. 130/30 Equity Portfolio - April 30, 2026 (Unaudited) - Statement of Investments - 71
Reference Entity
Payments Made by
Fund
Payments Received
by Fund
Frequency of
Payments Made/
Received Counterparty Maturity Date
Notional
Amount
Unrealized
Appreciation
(Depreciation) ($) Value ($)
Wayfair, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 9/30/2026 786,659 (114,929) (114,929)
Workday, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 5/28/2027 4,013,496 (984) (984)
Zurn Elkay Water
Solutions Corp.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/30/2026 767,865 (15,960) (15,960)
– –
Total unrealized depreciation (4,820,381) (4,820,381)
– –
Net unrealized depreciation (1,417,601) (1,417,601)
Financing Costs of Swap Contracts (2,544) (2,544)
Total Unrealized Appreciation (Depreciation) including Financing Costs of Swap Contracts (1,420,145) (1,420,145)
OBFR Overnight Bank Funding Rate
The following reference rates, and their values as of period end, are used for security descriptions:
Index Reference Rate
Overnight Bank Funding Rate (OBFR) 3.64%
The accompanying notes are an integral part of these financial statements.

72 - Statements of Assets and Liabilities - April 30, 2026 (Unaudited) - 1940 Act Funds
The accompanying notes are an integral part of these financial statements.
Nationwide Bond
Portfolio
Assets:
Investment securities, at value
*
$ 1,513,599,242
Repurchase agreements, at value 21,315,728
Cash 12,359,438
Cash pledged for swap contracts 776,495
Restricted cash, collateral for forward foreign currency contracts 500,000
Restricted cash, collateral for TBAs 770,000
Deposits with broker for futures contracts 4,779,246
Foreign currencies, at value 93
Interest and dividends receivable 10,892,599
Security lending income receivable 5,128
Receivable for investments sold 39,434,375
Receivable for capital shares issued 252,378
Reclaims receivable 3,980
Swap contracts, at value (Note 2) —
Receivable for variation margin on futures contracts 494,605
Receivable for variation margin on centrally cleared swap contracts 7,660,835
Unrealized appreciation on forward foreign currency contracts (Note 2) 61,079
Receivable for reimbursement from investment adviser (Note 3) —
Prepaid expenses 8,810
Total Assets 1,612,914,031
Liabilities:
Payable for investments purchased 206,071,197
Payable for capital shares redeemed 32,820
Written options, at value (Note 2) 7,440
Swap contracts, at value (Note 2) —
TBA Sale Commitments, at value (Note 2) 13,124,419
Unrealized depreciation on forward foreign currency contracts (Note 2) 67,224
Payable upon return of securities loaned (Note 2) 22,315,728
Accrued expenses and other payables:
Investment advisory fees 287,781
Fund administration fees 41,158
Accounting and transfer agent fees 7,233
Trustee fees 1,303
Due to broker —
Custodian fees 4,379
Compliance program costs (Note 3) 36
Professional fees 27,612
Printing fees 4,932
Other 1,177
Total Liabilities 241,994,439
Commitments and contingencies (Note 3) —
Net Assets $ 1,370,919,592
* Includes value of securities on loan (Note 2) 71,491,217
Cost of investment securities 1,539,511,531
Cost of repurchase agreements 21,315,728
Cost of foreign currencies 89
Premiums of written options (19,026)
Represented by:
Capital $ 1,505,988,482
Total distributable earnings (loss) (135,068,890)
Net Assets $ 1,370,919,592

1940 Act Funds - April 30, 2026 (Unaudited) - Statements of Assets and Liabilities - 73
Nationwide
Fundamental All
Cap Equity Portfolio
Nationwide
International Equity
Portfolio
Nationwide Large
Cap Equity Portfolio
Nationwide U.S.
130/30 Equity
Portfolio
$ 1,555,949,473 $ 1,078,165,946 $ 1,904,134,413 $ 365,874,760
— — — —
9,964,409 18,431,019 27,140,516 5,994,617
— 123,135,242 287,648,140 —
— — — —
— — — —
— — — —
— 199,353 — —
609,325 4,534,291 702,654 116,476
— — — —
— 8,265,215 — 2,581,055
6,051 — 6,960 —
587 2,114,100 — —
— 9,840,398 42,888,429 3,402,780
— — — —
— — — 51,833
— — — —
— — — 123,053
9,547 9,053 11,855 2,256
1,566,539,392 1,244,694,617 2,262,532,967 378,146,830
— 4,294,164 — 554,961
2,462,157 131,992 1,260,193 332,308
— — — —
— — 22,179,714 4,822,925
— — — —
— — — —
— — — —
276,396 393,066 599,848 252,124
61,670 29,385 33,477 22,284
5,922 1,389 508 1,020
8,342 1,055 851 1,193
— 123,135,242 287,450,266 29,374
38,896 64 187 3,182
60 37 2 10
32,067 16,241 1,715 18,820
12,368 2,342 1,399 3,436
28 1 82 907
2,897,906 128,004,978 311,528,242 6,042,544
— — — —
$ 1,563,641,486 $ 1,116,689,639 $ 1,951,004,725 $ 372,104,286
— — — —
1,165,657,926 887,861,446 1,767,100,896 297,555,227
— — — —
— 199,343 — —
— — — —
$ 1,035,513,329 $ 847,145,928 $ 1,775,547,175 $ 273,295,952
528,128,157 269,543,711 175,457,550 98,808,334
$ 1,563,641,486 $ 1,116,689,639 $ 1,951,004,725 $ 372,104,286

74 - Statements of Assets and Liabilities - April 30, 2026 (Unaudited) - 1940 Act Funds
The accompanying notes are an integral part of these financial statements.
Nationwide Bond
Portfolio
Net Assets:
Class R6 Shares $ 1,370,919,592
Total $ 1,370,919,592
Shares Outstanding (unlimited number of shares authorized):
Class R6 Shares 159,700,769
Total 159,700,769
Net asset value and redemption price per share (Net assets by class divided by shares outstanding by class, respectively):
Class R6 Shares $ 8 .58

1940 Act Funds - April 30, 2026 (Unaudited) - Statements of Assets and Liabilities - 75
Nationwide
Fundamental All
Cap Equity Portfolio
Nationwide
International Equity
Portfolio
Nationwide Large
Cap Equity Portfolio
Nationwide U.S.
130/30 Equity
Portfolio
$ 1,563,641,486 $ 1,116,689,639 $ 1,951,004,725 $ 372,104,286
$ 1,563,641,486 $ 1,116,689,639 $ 1,951,004,725 $ 372,104,286
116,454,355 77,581,747 173,868,939 29,247,742
116,454,355 77,581,747 173,868,939 29,247,742
$ 13 .43 $ 14 .39 $ 11 .22 $ 12 .72

76 - Statements of Operations - For the Six Months Ended April 30, 2026 (Unaudited) - 1940 Act Funds
The accompanying notes are an integral part of these financial statements.
Nationwide Bond
Portfolio
INVESTMENT INCOME:
Interest income $ 30,254,645
Income from securities lending (net of fees) (Note 2) 32,604
Dividend income —
Foreign tax withholding —
Total Income 30,287,249
EXPENSES:
Investment advisory fees 1,727,467
Fund administration fees 260,955
Professional fees 43,838
Printing fees 4,754
Trustee fees 24,535
Custodian fees 15,851
Accounting and transfer agent fees 20,883
Compliance program costs (Note 3) 2,692
Other 8,692
Total expenses before earnings credit, fees waived and expenses reimbursed 2,109,667
Earnings credit (Note 4) —
Investment advisory fees waived (Note 3) —
Investment advisory fees voluntarily waived (Note 3) —
Expenses reimbursed by adviser (Note 3) —
Net Expenses 2,109,667
NET INVESTMENT INCOME 28,177,582
REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gains (losses) from:
Transactions in investment securities (Note 10) 1,666,250
Expiration or closing of futures contracts (Note 2) (139,672)
Settlement of forward foreign currency contracts (Note 2) 37,344
Foreign currency transactions (Note 2) (99,987)
Expiration or closing of written option contracts (Note 2) 115,815
TBA Sale Commitments (Note 2) 43,965
Expiration or closing of swap contracts (Note 2) 1,071,073
Net realized gains (losses) 2,694,788
Net change in unrealized appreciation/depreciation in the value of:
Investment securities (19,824,861)
Futures contracts (Note 2) (3,009,093)
Forward foreign currency contracts (Note 2) (113,076)
Translation of assets and liabilities denominated in foreign currencies (Note 2) (59,580)
Written options contracts (Note 2) (61,185)
TBA Sale Commitments (Note 2) 152,007
Swap contracts (Note 2) 765,240
Net change in unrealized appreciation/depreciation (22,150,548)
Net realized/unrealized gains (losses) (19,455,760)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS $ 8,721,822

1940 Act Funds - For the Six Months Ended April 30, 2026 (Unaudited) - Statements of Operations - 77
Nationwide
Fundamental All
Cap Equity Portfolio
Nationwide
International Equity
Portfolio
Nationwide Large
Cap Equity Portfolio
Nationwide U.S.
130/30 Equity
Portfolio
$ 271,096 $ 289,868 $ 424,806 $ 152,515
2,566 — — —
8,475,608 16,213,675 13,449,613 2,008,242
(17,224) (1,883,643) (63,864) —
8,732,046 14,619,900 13,810,555 2,160,757
1,717,215 2,387,345 3,513,859 1,490,405
235,042 156,517 226,660 78,605
43,571 30,881 43,069 21,292
9,687 2,633 818 3,223
30,052 19,022 32,180 6,617
48,460 18,910 18,103 3,577
6,429 4,228 1,116 1,194
3,429 2,140 3,194 716
18,596 8,420 11,666 3,410
2,112,481 2,630,096 3,850,665 1,609,039
— — — (3,501)
— (74,445) — —
(8,569) — — —
— — — (737,376)
2,103,912 2,555,651 3,850,665 868,162
6,628,134 12,064,249 9,959,890 1,292,595
148,836,880 51,627,935 4,215,784 28,643,687
— — — —
— — — —
(43) (424,663) — —
— — — —
— — — —
— 30,130,757 16,695,467 6,072,675
148,836,837 81,334,029 20,911,251 34,716,362
(103,248,301) 75,657,977 97,819,837 (4,099,279)
— — — —
— — — —
— 176,607 — —
— — — —
— — — —
— (2,195,468) 10,930,301 (236,325)
(103,248,301) 73,639,116 108,750,138 (4,335,604)
45,588,536 154,973,145 129,661,389 30,380,758
$ 52,216,670 $ 167,037,394 $ 139,621,279 $ 31,673,353

The accompanying notes are an integral part of these financial statements.
78 - Statements of Changes in Net Assets - April 30, 2026 (Unaudited) - 1940 Act Funds
Nationwide Bond Portfolio
Six Months Ended
April 30, 2026
(Unaudited)
Year Ended
October 31, 2025
OPERATIONS:
Net investment income $ 28,177,582 $ 40,750,670
Net realized gains (losses) 2,694,788 (13,964,158)
Net change in unrealized appreciation/depreciation (22,150,548) 33,995,770
Change in net assets resulting from operations 8,721,822 60,782,282
Distributions to Shareholders From:
Distributable earnings:
Class R6 (46,158,741) (40,873,702)
Change in net assets from shareholder distributions (46,158,741) (40,873,702)
Change in net assets from capital transactions 474,218,509 25,491,420
Change in net assets 436,781,590 45,400,000
Net Assets:
Beginning of period 934,138,002 888,738,002
End of period $ 1,370,919,592 $ 934,138,002
CAPITAL TRANSACTIONS:
Class R6 Shares
Proceeds from shares issued $ 601,479,592 $ 314,980,673
Dividends reinvested 46,158,741 40,873,702
Cost of shares redeemed (173,419,824) (330,362,955)
Total Class R6 Shares 474,218,509 25,491,420
Change in net assets from capital transactions $ 474,218,509 $ 25,491,420
SHARE TRANSACTIONS:
Class R6 Shares
Issued 68,397,109 37,489,241
Reinvested 5,373,297 4,978,526
Redeemed (19,991,098) (39,021,966)
Total Class R6 Shares 53,779,308 3,445,801
Total change in shares 53,779,308 3,445,801
(a) For the period from November 25, 2024 (commencement of operations) through October 31, 2025.

1940 Act Funds - April 30, 2026 (Unaudited) - Statements of Changes in Net Assets - 79
Nationwide Fundamental All Cap Equity
Portfolio Nationwide International Equity Portfolio
Six Months Ended
April 30, 2026
(Unaudited)
Year Ended
October 31, 2025
Six Months Ended
April 30, 2026
(Unaudited)
Period Ended
October 31, 2025(a)
$ 6,628,134 $ 28,169,103 $ 12,064,249 $ 15,349,616
148,836,837 196,650,940 81,334,029 69,246,207
(103,248,301) 208,727,611 73,639,116 126,634,695
52,216,670 433,547,654 167,037,394 211,230,518
(169,711,037) (59,711,645) (99,782,867) (2,784,612)
(169,711,037) (59,711,645) (99,782,867) (2,784,612)
(331,840,873) (1,618,205,891) 261,128,715 579,860,491
(449,335,240) (1,244,369,882) 328,383,242 788,306,397
2,012,976,726 3,257,346,608 788,306,397 —
$ 1,563,641,486 $ 2,012,976,726 $ 1,116,689,639 $ 788,306,397
$ 48,088,156 $ 208,952,656 $ 325,583,773 $ 785,602,353
169,711,037 59,711,645 99,782,867 2,784,612
(549,640,066) (1,886,870,192) (164,237,925) (208,526,474)
(331,840,873) (1,618,205,891) 261,128,715 579,860,491
$ (331,840,873) $ (1,618,205,891) $ 261,128,715 $ 579,860,491
3,659,460 16,257,772 23,957,915 75,158,245
13,243,551 4,707,532 7,705,241 237,192
(39,306,689) (144,016,501) (11,808,397) (17,668,449)
(22,403,678) (123,051,197) 19,854,759 57,726,988
(22,403,678) (123,051,197) 19,854,759 57,726,988

The accompanying notes are an integral part of these financial statements.
80 - Statements of Changes in Net Assets - April 30, 2026 (Unaudited) - 1940 Act Funds
Nationwide Large Cap Equity Portfolio
Six Months Ended
April 30, 2026
(Unaudited)
Period Ended
October 31, 2025(a)
OPERATIONS:
Net investment income/(loss) $ 9,959,890 $ (568,535)
Net realized gains 20,911,251 16,467,419
Net change in unrealized appreciation/depreciation 108,750,138 48,992,094
Change in net assets resulting from operations 139,621,279 64,890,978
Distributions to Shareholders From:
Distributable earnings:
Class R6 (29,054,707) —
Change in net assets from shareholder distributions (29,054,707) —
Change in net assets from capital transactions 703,665,984 1,071,881,191
Change in net assets 814,232,556 1,136,772,169
Net Assets:
Beginning of period 1,136,772,169 —
End of period $ 1,951,004,725 $ 1,136,772,169
CAPITAL TRANSACTIONS:
Class R6 Shares
Proceeds from shares issued $ 811,190,838 $ 1,115,423,845
Dividends reinvested 29,054,707 —
Cost of shares redeemed (136,579,561) (43,542,654)
Total Class R6 Shares 703,665,984 1,071,881,191
Change in net assets from capital transactions $ 703,665,984 $ 1,071,881,191
SHARE TRANSACTIONS:
Class R6 Shares
Issued 76,812,019 111,261,168
Reinvested 2,767,115 —
Redeemed (12,759,132) (4,212,231)
Total Class R6 Shares 66,820,002 107,048,937
Total change in shares 66,820,002 107,048,937
(a) For the period from August 25, 2025 (commencement of operations) through October 31, 2025.

1940 Act Funds - April 30, 2026 (Unaudited) - Statements of Changes in Net Assets - 81
Nationwide U.S. 130/30 Equity Portfolio
Six Months Ended
April 30, 2026
(Unaudited)
Year Ended
October 31, 2025
$ 1,292,595 $ 1,964,395
34,716,362 71,343,639
(4,335,604) (3,668,932)
31,673,353 69,639,102
(56,493,738) (46,975,072)
(56,493,738) (46,975,072)
50,652,366 (189,829,861)
25,831,981 (167,165,831)
346,272,305 513,438,136
$ 372,104,286 $ 346,272,305
$ 34,739,239 $ 42,158,919
56,493,738 46,975,072
(40,580,611) (278,963,852)
50,652,366 (189,829,861)
$ 50,652,366 $ (189,829,861)
2,804,526 3,342,043
4,807,831 3,798,311
(3,269,148) (21,273,197)
4,343,209 (14,132,843)
4,343,209 (14,132,843)

82 - Financial Highlights - April 30, 2026 (Unaudited) - 1940 Act Funds
The accompanying notes are an integral part of these financial statements.
Nationwide Bond Portfolio
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(c)
Ratio
of Net
Investment
Income to
Average
Net
Assets(c)
Ratio of
Expenses (Prior
to Reimburse-
ments) to
Average Net
Assets(c)
Portfolio
Turnover(b)
Class R6 Shares
4/30/2026 (Unaudited) $ 8.82 $ 0.18 $ (0.14) $ 0.04 $ (0.28) $ — $ (0.28) $ 8.58 0.48% $ 1,370,920 0.31% 4.17% 0.31% 132.14%
10/31/2025 8.67 0.37 0.18 0.55 (0.40) — (0.40) 8.82 6.74% 934,138 0.33% 4.38% 0.33% 219.87%
10/31/2024 8.14 0.37 0.53 0.90 (0.37) — (0.37) 8.67 11.20% 888,738 0.33% 4.34% 0.33% 311.73%
10/31/2023 8.26 0.32 (0.28) 0.04 (0.16) — (0.16) 8.14 0.36% 918,443 0.32% 3.75% 0.32% 461.52%
10/31/2022 10.10 0.19 (1.89) (1.70) (0.09) (0.05) (0.14) 8.26 (17.01)% 834,949 0.34% 2.11% 0.34% 266.34%
10/31/2021(d) 10.00 0.08 0.02 0.10 — — — 10.10 1.00% 404,806 0.36% 1.23% 0.36% 149.29%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Not annualized for periods less than one year.
(c) Annualized for periods less than one year.
(d) For the period from March 15, 2021 (commencement of operations) through October 31, 2021. Total return is calculated based on inception date of March 12, 2021 through October 31, 2021.

1940 Act Funds - April 30, 2026 (Unaudited) - Financial Highlights - 83
The accompanying notes are an integral part of these financial statements.
Nationwide Fundamental All Cap Equity Portfolio
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(c)
Ratio
of Net
Investment
Income to
Average
Net
Assets(c)
Ratio of
Expenses (Prior
to Reimburse-
ments) to
Average Net
Assets(c)(d)
Portfolio
Turnover(b)
Class R6 Shares
4/30/2026 (Unaudited) $ 14.50 $ 0.06 $ 0.48 $ 0.54 $ (0.08) $ (1.53) $ (1.61) $ 13.43 4.24% $ 1,563,641 0.27% 0.85% 0.27% 24.31%
10/31/2025 12.44 0.13 2.19 2.32 (0.15) (0.11) (0.26) 14.50 18.98% 2,012,977 0.26% 1.01% 0.27% 56.47%
10/31/2024 9.27 0.13 3.15 3.28 (0.11) — (0.11) 12.44 35.52% 3,257,347 0.26% 1.08% 0.26% 58.06%
10/31/2023(e) 10.00 0.03 (0.75) (0.72) (0.01) — (0.01) 9.27 (7.22)% 794,643 0.27% 1.18% 0.27% 11.95%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Not annualized for periods less than one year.
(c) Annualized for periods less than one year.
(d) During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(e) For the period from July 24, 2023 (commencement of operations) through October 31, 2023. Total return is calculated based on inception date of July 21, 2023 through
October 31, 2023.

84 - Financial Highlights - April 30, 2026 (Unaudited) - 1940 Act Funds
The accompanying notes are an integral part of these financial statements.
Nationwide International Equity Portfolio
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(c)
Ratio
of Net
Investment
Income to
Average
Net
Assets(c)
Ratio of
Expenses (Prior
to Reimburse-
ments) to
Average Net
Assets(c)(d)
Portfolio
Turnover(b)
Class R6 Shares
4/30/2026 (Unaudited) $ 13.66 $ 0.15 $ 1.87 $ 2.02 $ (1.07) $ (0.22) $ (1.29) $ 14.39 15.84% $ 1,116,690 0.48% 2.27% 0.49% 43.46%
10/31/2025(e) 10.00 0.27 3.44 3.71 (0.05) — (0.05) 13.66 37.18% 788,306 0.51% 2.43% 0.51% 61.70%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Not annualized for periods less than one year.
(c) Annualized for periods less than one year.
(d) During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(e) For the period from November 25, 2024 (commencement of operations) through October 31, 2025. Total return is calculated based on inception date of November 22,
2024 through October 31, 2025.

1940 Act Funds - April 30, 2026 (Unaudited) - Financial Highlights - 85
The accompanying notes are an integral part of these financial statements.
Nationwide Large Cap Equity Portfolio
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(Loss)(a)
Net Realized
and
Unrealized
Gains from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(c)
Ratio
of Net
Investment
Income
(Loss) to
Average
Net
Assets(c)
Ratio of
Expenses (Prior
to Reimburse-
ments) to
Average Net
Assets(c)
Portfolio
Turnover(b)
Class R6 Shares
4/30/2026 (Unaudited) $ 10.62 $ 0.06 $ 0.70 $ 0.76 $ (0.13) $ (0.03) $ (0.16) $ 11.22 7.30% $ 1,951,005 0.42% 1.09% 0.42% 53.85%
10/31/2025(d) 10.00 (0.01) 0.63 0.62 — — — 10.62 6.20% 1,136,772 0.45% (0.28)% 0.45% 23.08%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Not annualized for periods less than one year.
(c) Annualized for periods less than one year.
(d) For the period from August 25, 2025 (commencement of operations) through October 31, 2025. Total return is calculated based on inception date of August 22, 2025 through October 31, 2025.

86 - Financial Highlights - April 30, 2026 (Unaudited) - 1940 Act Funds
The accompanying notes are an integral part of these financial statements.
Nationwide U.S. 130/30 Equity Portfolio
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(c)
Ratio
of Net
Investment
Income to
Average
Net
Assets(c)
Ratio of
Expenses (Prior
to Reimburse-
ments) to
Average Net
Assets(c)(d)
Portfolio
Turnover(b)
Class R6 Shares
4/30/2026 (Unaudited) $ 13.90 $ 0.04 $ 1.01 $ 1.05 $ (0.44) $ (1.79) $ (2.23) $ 12.72 8.91% $ 372,104 0.49% 0.73% 0.91% 51.14%
10/31/2025 13.15 0.06 1.98 2.04 (0.07) (1.22) (1.29) 13.90 16.82% 346,272 0.49% 0.44% 0.89% 89.34%
10/31/2024 10.31 0.04 3.42 3.46 (0.56) (0.06) (0.62) 13.15 34.63% 513,438 0.49% 0.33% 0.88% 105.69%
10/31/2023 9.90 0.10 0.63 0.73 (0.32) — (0.32) 10.31 7.64% 439,289 0.49% 0.95% 0.89% 100.05%
10/31/2022(e) 10.00 — (0.10) (0.10) — — — 9.90 (1.00)% 371,392 0.47% 0.37% 0.93% 13.55%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Not annualized for periods less than one year.
(c) Annualized for periods less than one year.
(d) During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(e) For the period from September 12, 2022 (commencement of operations) through October 31, 2022. Total return is calculated based on inception date of September 9,
2022 through October 31, 2022.

1940 Act Funds - April 30, 2026 (Unaudited) - Notes to Financial Statements - 87
1. Organization
Nationwide Mutual Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, organized as a statutory trust under the laws of the State of Delaware. The
Trust has authorized an unlimited number of shares of beneficial interest (“shares”), without par value. As of April 30, 2026, the
Trust operates forty-five (45) separate series, or mutual funds, each with its own objective(s) and investment strategies. This report contains the financial statements and financial highlights for the five (5) series listed below (each, a “Fund”; collectively, the
“Funds”).
Nationwide Fund Advisors (“NFA”) serves as investment adviser to the Funds. NFA is a wholly owned subsidiary of Nationwide
Financial Services, Inc. (“NFS”), a holding company which is a direct wholly owned subsidiary of Nationwide Corporation. Nationwide
Corporation, in turn, is owned by Nationwide Mutual Insurance Company and Nationwide Mutual Fire Insurance Company.
Nationwide Bond Portfolio (“Bond Portfolio”)
Nationwide Fundamental All Cap Equity Portfolio ("All Cap Equity Portfolio")
Nationwide International Equity Portfolio ("International Equity Portfolio")
Nationwide Large Cap Equity Portfolio ("Large Cap Portfolio")
Nationwide U.S. 130/30 Equity Portfolio ("U.S. 130/30 Equity")
The Funds currently offer Class R6 shares.
Each Fund is a diversified fund, as defined in the 1940 Act.
2. Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Funds in the accounting and the preparation of their financial statements. The Funds are investment companies and follow accounting and reporting guidance in the Financial
Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 (“ASC 946”). The policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), including, but not limited to, ASC 946.
The preparation of financial statements requires fund management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses for the period. The Funds utilize various methods to measure the value of their investments on a recurring basis. Amounts received upon the sale of such investments could differ from those estimated values and those differences could be material.
(a) Security Valuation
U.S. GAAP defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to procedures approved by the Board of Trustees of the Trust (the “Board of Trustees”), NFA assigns a fair value, as defined by U.S. GAAP, to a Fund’s investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including a Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

88 - Notes to Financial Statements - April 30, 2026 (Unaudited) - 1940 Act Funds
Securities for which market-based quotations are readily available are valued at the current market value as of “Valuation Time”.
Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time). Equity securities are generally valued at the last quoted sale price or official closing price, or, if there is no such price, the last quoted bid price provided by an independent pricing service approved by the Board of Trustees. Prices are taken from the primary market or exchange on which each security trades. Shares of registered open-end management investment companies are valued at net asset value (“NAV”) as reported by such company. Shares of exchange traded funds ("ETFs") are generally valued at the last quoted sale price or official closing price, or, if there is no such price, the last quoted bid price provided by an independent pricing service. Master limited partnerships (“MLPs”) are publicly traded partnerships and are treated as partnerships for U.S.
federal income tax purposes. Investments in MLPs are valued at the last quoted sale price or official closing price, or, if there is no such price, the last quoted bid price provided by an independent pricing service. Equity securities, shares of registered open-
end management investment companies, shares of ETFs and MLPs valued in this manner are generally categorized as Level 1 investments within the hierarchy. Repurchase agreements are valued at amortized cost, which approximates fair value, and are generally categorized as Level 2 investments within the hierarchy.
Debt and other fixed-income securities are generally valued at the bid evaluation price provided by an independent pricing service as approved by the Board of Trustees. Evaluations provided by independent pricing service providers may be determined without exclusive reliance on quoted prices and may use broker-dealer quotations, individual trading characteristics and other market data, reported trades or valuation estimates from their internal pricing models. The independent pricing service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates, anticipated timing of principal repayments, and quoted prices for similar assets and are generally categorized as
Level 2 investments within the hierarchy. Debt obligations generally involve some risk of default with respect to interest and/or principal payments.
Municipal securities are valued as determined by an independent pricing service. The independent pricing service utilizes internal models and uses observable inputs such as: (i) yields or prices of municipal securities of comparable quality, coupon, maturity and type; (ii) indications as to values from dealers; and (iii) general market conditions. Municipal securities are generally categorized as Level 2 investments within the hierarchy.
The Board of Trustees has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of a Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. Each Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
Equity securities listed on a non-U.S. exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level
2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and

1940 Act Funds - April 30, 2026 (Unaudited) - Notes to Financial Statements - 89
liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S.
dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.
The following tables provide a summary of the inputs used to value the Funds’ net assets as of April 30, 2026. Please refer to the
Statements of Investments for additional information on portfolio holdings.
Bond Portfolio
Level 1 Level 2 Level 3 Total
Assets:
Asset-Backed Securities $ – $ 145,812,357 $ – $ 145,812,357
Collateralized Mortgage Obligations – 83,996,830 – 83,996,830
Commercial Mortgage-Backed Securities – 98,840,633 – 98,840,633
Corporate Bonds – 369,049,152 – 369,049,152
Credit Default Swaps† – 731,939 – 731,939
Foreign Government Securities – 18,488,849 – 18,488,849
Forward Foreign Currency Contracts – 61,079 – 61,079
Futures Contracts# 1,173,654 – – 1,173,654
Interest Rate Swaps† – 6,194,980 – 6,194,980
Mortgage-Backed Securities – 387,185,152 – 387,185,152
Municipal Bonds – 2,865,092 – 2,865,092
Purchased Swaptions – 7,783 – 7,783
Repurchase Agreements – 21,315,728 – 21,315,728
Short-Term Investments 1,000,000 – – 1,000,000
U.S. Treasury Obligations – 406,353,394 – 406,353,394
Total Assets $ 2,173,654 $ 1,540,902,968 $ – $ 1,543,076,622
Liabilities:
Forward Foreign Currency Contracts $ – $ (67,224) $ – $ (67,224)
Futures Contracts# (3,925,923) – – (3,925,923)
Interest Rate Swaps† – (3,861,746) – (3,861,746)
TBA Sale Commitments – (13,124,419) – (13,124,419)
Written Swaptions – (7,440) – (7,440)
Total Liabilities $ (3,925,923) $ (17,060,829) $ – $ (20,986,752)
Total $ (1,752,269) $ 1,523,842,139 $ – $ 1,522,089,870
All Cap Equity Portfolio
Level 1 Level 2 Level 3 Total
Assets:
Closed End Fund $ 18,948 $ – $ – $ 18,948
Common Stocks 1,544,709,013 – – 1,544,709,013
Exchange Traded Fund 11,220,796 – – 11,220,796
Rights   – – – –
Warrants 716 – – 716
Total $ 1,555,949,473 $ – $ – $ 1,555,949,473
International Equity Portfolio
Level 1 Level 2 Level 3 Total
Assets:
Common Stocks
Aerospace & Defense $ – $ 14,517,489 $ – $ 14,517,489
Air Freight & Logistics – 19,512,215 – 19,512,215
Automobile Components – 8,306,678 – 8,306,678
Automobiles – 4,083,423 – 4,083,423
Banks – 169,824,741 – 169,824,741
Beverages – 1,285,709 – 1,285,709
Biotechnology – 9,728,066 – 9,728,066
Broadline Retail 2,007,667 4,567,021 – 6,574,688

90 - Notes to Financial Statements - April 30, 2026 (Unaudited) - 1940 Act Funds
Level 1 Level 2 Level 3 Total
Assets:
Building Products $ – $ 8,780,267 $ – $ 8,780,267
Capital Markets – 27,036,052 – 27,036,052
Chemicals – 8,814,668 – 8,814,668
Communications Equipment – 9,933,306 – 9,933,306
Construction & Engineering – 17,056,051 – 17,056,051
Consumer Staples Distribution & Retail – 24,229,012 – 24,229,012
Diversified REITs – 591,134 – 591,134
Diversified Telecommunication Services – 27,851,843 – 27,851,843
Electric Utilities – 30,848,289 – 30,848,289
Electrical Equipment – 67,357,046 – 67,357,046
Electronic Equipment, Instruments &
Components – 25,233,784 – 25,233,784
Entertainment 727,430 16,523,516 – 17,250,946
Financial Services – 8,984,563 – 8,984,563
Food Products – 38,056,640 – 38,056,640
Gas Utilities – 3,625,353 – 3,625,353
Ground Transportation – 3,713,268 – 3,713,268
Health Care Providers & Services – 631,423 – 631,423
Health Care Technology – 2,663,325 – 2,663,325
Hotels, Restaurants & Leisure – 2,484,206 – 2,484,206
Household Durables – 2,207,330 – 2,207,330
Independent Power and Renewable
Electricity Producers – 3,749,706 – 3,749,706
Industrial Conglomerates – 20,190,955 – 20,190,955
Industrial REITs – 8,623,406 – 8,623,406
Insurance – 26,118,515 – 26,118,515
IT Services – 5,023,078 – 5,023,078
Leisure Products – 1,578,999 – 1,578,999
Machinery 142,023 33,226,767 – 33,368,790
Marine Transportation – 8,802,252 – 8,802,252
Metals & Mining – 66,157,095 – 66,157,095
Oil, Gas & Consumable Fuels – 32,453,738 – 32,453,738
Passenger Airlines – 4,880,174 – 4,880,174
Personal Care Products – 4,326,933 – 4,326,933
Pharmaceuticals – 95,233,175 – 95,233,175
Professional Services – 25,505,469 – 25,505,469
Real Estate Management & Development – 14,322,265 – 14,322,265
Semiconductors & Semiconductor
Equipment – 110,037,285 – 110,037,285
Software – 2,465,967 – 2,465,967
Specialty Retail – 7,945,076 – 7,945,076
Technology Hardware, Storage &
Peripherals – 562,358 – 562,358
Textiles, Apparel & Luxury Goods – 19,866,555 – 19,866,555
Tobacco – 8,523,972 – 8,523,972
Trading Companies & Distributors – 9,849,871 – 9,849,871
Wireless Telecommunication Services – 7,398,797 – 7,398,797
Total Return Swaps† – 9,840,398 – 9,840,398
Total $ 2,877,120 $ 1,085,129,224 $ – $ 1,088,006,344
Large Cap Portfolio
Level 1 Level 2 Level 3 Total
Assets:
Common Stocks $ 1,904,134,413 $ – $ – $ 1,904,134,413
Total Return Swaps† – 42,888,429 – 42,888,429
Total Assets $ 1,904,134,413 $ 42,888,429 $ – $ 1,947,022,842

1940 Act Funds - April 30, 2026 (Unaudited) - Notes to Financial Statements - 91
The FVC continues to evaluate any information that could cause an adjustment to the fair value for these investments, such as market news, the progress of judicial and regulatory proceedings, and subadviser recommendations.
(b) Cash Overdraft
Certain Funds may have overdrawn U.S. dollar and/or foreign currency balances with the Funds' custodian bank, JPMorgan
Chase Bank, N.A. (“JPMorgan”). To offset the overdraft, JPMorgan advanced an amount equal to the overdraft. Consistent with the Funds' borrowing policy, the advance is deemed a temporary loan to the Funds. Such loans are payable upon demand and bear interest from the date of such advance to the date of payment at the rate agreed upon with JPMorgan under the custody agreement. These advances are separate from, and were not made pursuant to, the credit agreement discussed in Note 4. A Fund with an overdraft is subject to a lien by JPMorgan on the Fund’s account and JPMorgan may charge the Fund’s account for any amounts owed to JPMorgan. JPMorgan also has the right to set off as appropriate and apply all deposits and credits held by or owing to JPMorgan against such amount, subject to the terms of the custody agreement.
As of April 30, 2026, the Funds did not have overdrawn balances.
(c) Foreign Currency Transactions
The accounting records of the Funds are maintained in U.S. dollars. The Funds may, nevertheless, engage in foreign currency transactions. In those instances, a Fund will convert foreign currency amounts into U.S. dollars at the current rate of exchange between the foreign currency and the U.S. dollar in order to determine the value of the Funds' investments, assets, and liabilities.
Purchases and sales of securities, receipts of income, and payments of expenses are converted at the prevailing rate of exchange on the respective date of such transactions. The accounting records of a Fund do not differentiate that portion of the results of operations resulting from changes in foreign exchange rates from those resulting from changes in the market prices of the relevant securities. Each portion contributes to the net realized gains or losses from transactions in investment securities and net change in unrealized appreciation/depreciation in the value of investment securities. Net currency gains or losses, realized and unrealized, that are a result of differences between the amount recorded on a Fund’s accounting records, and the U.S. dollar equivalent amount actually received or paid for interest or dividends, receivables and payables for investments sold or purchased, and foreign cash, are included in the Statements of Operations under “Net realized gains (losses) from foreign currency transactions”
Level 1 Level 2 Level 3 Total
Liabilities:
Total Return Swaps† $ – $ (22,179,714) $ – $ (22,179,714)
Total Liabilities $ – $ (22,179,714) $ – $ (22,179,714)
Total $ 1,904,134,413 $ 20,708,715 $ – $ 1,924,843,128
U.S. 130/30 Equity
Level 1 Level 2 Level 3 Total
Assets:
Common Stocks $ 365,874,760 $ – $ – $ 365,874,760
Total Return Swaps† – 3,402,780 – 3,402,780
Total Assets $ 365,874,760 $ 3,402,780 $ – $ 369,277,540
Liabilities:
Total Return Swaps† $ – $ (4,822,925) $ – $ (4,822,925)
Total Liabilities $ – $ (4,822,925) $ – $ (4,822,925)
Total $ 365,874,760 $ (1,420,145) $ – $ 364,454,615
† Swap contracts are included in the table at value, with the exception of centrally cleared swap contracts which are included in the table at unrealized appreciation/(depreciation). For centrally cleared swaps, only the variation margin on swap contracts is reported in the Statements of Asset and Liabilities.
# Includes cumulative appreciation/(depreciation) of futures contracts as reported in the Statement of Investments. Only current day's variation margin is reported within the Statements of Assets and Liabilities.
As of April 30, 2026, All Cap Equity Portfolio held thirteen rights investments that were categorized as Level 3 investments which were each valued at $0.

92 - Notes to Financial Statements - April 30, 2026 (Unaudited) - 1940 Act Funds
and “Net change in unrealized appreciation/depreciation in the value of translation of assets and liabilities denominated in foreign currencies," if applicable.
(d) Options
Certain Funds purchased and/or wrote options on futures contracts, single stocks, ETFs, and/or indexes. Such option investments are utilized to manage currency exposures and/or hedge against movements in the values of the foreign currencies in which the portfolio securities are denominated, to gain exposure to and/or hedge against changes in interest rates and equity movements, to capitalize on the return-generating features of selling options (short volatility) while simultaneously benefiting from the risk-control attributes associated with buying options (long volatility), and/or to generate consistent outperformance, as applicable, to meet each Fund's stated investment strategies as shown in the Fund's Prospectus.
The purchase of put options serves as a short hedge and the purchase of call options serves as a long hedge. Writing put options serves as a limited long hedge because increases in the value of the hedged investment would be offset to the extent of the premium received for writing the option. However, if the security depreciates to a price lower than the strike price of the put option, it can be expected that the put option will be exercised, and the Fund will be obligated to purchase the security at more than its market value. The Fund segregates liquid assets to cover its obligations under its option contracts. Writing call options serves as a limited short hedge because declines in the value of the hedged investment would be offset to the extent of the premium received for writing the option. However, if the security appreciates to a price higher than the exercise price of the call option, it can be expected that the call option will be exercised, and a Fund will be obligated to sell the security at less than its market value or will be obligated to purchase the security at a price greater than that at which the security must be sold under the option.
When a Fund writes an option, an amount equal to the premium received is recorded as a liability and subsequently marked-to-
market to reflect the current value of the option written. Premiums received from writing options which expire unexercised are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds from or offset against amounts paid on the underlying transaction to determine the realized gain or loss on such underlying transaction.
When a Fund writes an option, it has no control over whether the option will be exercised, and as a result bears the risk of an unfavorable change in the price of the instrument underlying the written option. Writing options entails the risk that a Fund may not be able to enter into a closing transaction because of an illiquid market.
Options traded on an exchange are valued at the settlement price provided by an independent pricing service as approved by the
Board. If a settlement price is not available, such options are valued at the last quoted sale price, if available, and otherwise at the average bid/ask price. Exchange traded options are generally categorized as Level 1 investments within the hierarchy. Options traded in the over-the-counter (“OTC”) market, and which are not quoted by NASDAQ, are valued at the last quoted bid price, and are generally categorized as Level 2 investments within the hierarchy. The value of an option position reflects, among other things, the implied price volatility of the underlying investment, the current market value of the underlying investment, the time remaining until expiration of the option, the relationship of the strike price to the market price of the underlying investment, and general market conditions. Options that expire unexercised have no value. American-style options can be exercised at any time prior to the expiration date of the option. European-style options can only be exercised at expiration of the option.
A Fund effectively terminates its right or obligation under an option by entering into a closing transaction. Closing transactions permit a Fund to realize the profit or limit the loss on an option position prior to its exercise or expiration.
If a Fund is unable to affect a closing transaction for an option it purchased, it would have to exercise the option to realize any profit. The inability to enter into a closing purchase transaction for a covered call option written by a Fund could cause material losses because a Fund would be unable to sell the investment used as a cover for the written option until the option expires or is exercised.
The writing and purchasing of options is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. Imperfect correlation between options and the securities markets may detract from the effectiveness of attempted hedging. Transactions using OTC options (other than options purchased by a
Fund) expose a Fund to counterparty risk. To the extent required by Securities and Exchange Commission (“SEC”) guidelines, a Fund will not enter into any options transactions unless it owns either (i) an offsetting (“covered”) position in securities, other options, or futures or (ii) cash and liquid obligations with a value sufficient at all times to cover its potential obligations to the extent not covered as provided in (i) above. A Fund will also earmark or set aside cash and/or appropriate liquid assets in a segregated custodial account as required by SEC and U.S. Commodity Futures Trading Commission regulations. Assets used as cover or held in a segregated account cannot be sold while the position in the corresponding option or futures contract is open, unless they are replaced with similar assets. As a result, the commitment of a large portion of a Fund’s assets to earmarking or segregated accounts as a cover could impede portfolio management or a Fund’s ability to meet redemption requests or other current obligations.

1940 Act Funds - April 30, 2026 (Unaudited) - Notes to Financial Statements - 93
The Funds' written options contracts are disclosed in the Statements of Assets and Liabilities under “Written options, at value," in a table in the Statements of Investments and in the Statements of Operations under “Net realized gains (losses) from expiration or closing of option contracts written" and “Net change in unrealized appreciation/depreciation in the value of option contracts written," as applicable.
The Funds' purchased options are disclosed in the Statements of Assets and Liabilities under “Investment securities, at value,”
in the Statement of Investments and in the Statements of Operations under “Net realized gains (losses) from transactions in investment securities” and “Net change in unrealized appreciation/depreciation in the value of investment securities,” as applicable.
Swaptions  — Certain Funds may purchase and write (sell) options on swap agreements. Certain Funds entered into put and call swaptions to gain exposure to and/or hedge against changes in interest rates, as applicable, to meet the Fund's stated
investment strategies as shown in the Fund's Prospectus. An option on a swap agreement, or a “swaption,” is a contract that gives a counterparty the right (but not the obligation) to enter into a new swap agreement or to shorten, extend, cancel or otherwise modify an existing swap agreement, at some designated future time on specified terms. In return, the purchaser pays a “premium”
to the seller of the contract. The seller of the contract receives the premium and bears the risk of unfavorable changes on the underlying swap. The Funds may write (sell) and purchase put and call swaptions. The Funds may also enter into swaptions on either an asset-based or liability-based basis, depending on whether the Fund is hedging its assets or its liabilities. The Funds may write (sell) and purchase put and call swaptions to the same extent it may make use of standard options on securities or other instruments. The Funds may enter into these transactions primarily to preserve a return or spread on a particular investment or portion of its holdings, as a duration management technique, to protect against an increase in the price of securities a Fund anticipates purchasing at a later date, or for any other purposes, such as for speculation to increase returns. Swaptions are generally subject to the same risks involved in a Fund’s use of options.
Depending on the terms of the particular option agreement, a Fund will generally incur a greater degree of risk when it writes a swaption than it will incur when it purchases a swaption. When a Fund purchases a swaption, it risks losing only the amount of the premium it has paid should it decide to let the option expire unexercised. However, when a Fund writes a swaption, upon exercise of the option the Fund will become obligated according to the terms of the underlying agreement.
The Funds' swaption contracts are disclosed in the Statements of Assets and Liabilities under “Written options, at value,” in a table in the Statement of Investments and in the Statements of Operations under “Net realized gains (losses) from expiration or closing of option contracts written” and “Net change in unrealized appreciation/depreciation in the value of option contracts written,” as applicable.
(e) Swap Contracts
Credit Default Swap Contracts — Certain Funds entered into credit default swap contracts. Credit default swap contracts are either privately negotiated agreements between the Fund and a counterparty or traded through a futures commission merchant and cleared through a clearinghouse that serves as a central counterparty.
Investments in credit default swap contracts are utilized to expose a Fund’s cash holdings to the investment characteristics and performance of the high-yield bond market or selected credit markets while maintaining liquidity to satisfy shareholder activity, to manage broad credit market spread exposure and/or to create synthetic long and short exposure to select credit and sovereign debt securities, as applicable, to meet each Fund's stated investment strategies as shown in the Fund's Prospectus.
Each Fund segregates liquid assets to cover its obligations under its credit default swap contracts.
Upfront premiums received or paid at the beginning of the initiation period are included in the Statements of Assets and Liabilities under “Swap contracts, at value” for OTC swaps and under “Receivable/payable for variation margin on centrally cleared swap contracts” for centrally cleared swaps, as applicable.
These upfront premiums are amortized and accreted daily and are recorded as realized gains or losses on the Statements of
Operations upon maturity or termination of the credit default swap contract.
As the protection purchaser in a credit default swap contract, the Fund pays the counterparty a periodic stream of payments over the term of the contract, provided that no credit event or default (or similar event) occurs. However, the Fund is required to receive the par (or other agreed-upon) value of a referenced debt obligation from the counterparty in the event of a default (or similar event) by a third party, such as a U.S. or foreign issuer, on the debt obligation. If a credit event or default (or similar event) occurs, the Fund either (i) receives from the counterparty an amount equal to the notional amount of the swap and the counterparty takes delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index, or (ii)

94 - Notes to Financial Statements - April 30, 2026 (Unaudited) - 1940 Act Funds
receives from the counterparty a net settlement amount in the form of cash or securities to the notional amount of the swap and the recovery value of the referenced obligation or underlying securities comprising the referenced index. As the purchaser in a credit default swap contract, the Fund’s investment would generate income only in the event of an actual default (or similar event) by the issuer of the underlying obligation.
As the protection seller in a credit default swap contract, a Fund receives from the counterparty a periodic stream of payments over the term of the contract, provided that no credit event or default (or similar event) occurs. However, a Fund is required to pay the par (or other agreed-upon) value of a referenced debt obligation to the counterparty in the event of a default (or similar event) by a third party, such as a U.S. or foreign issuer, on the debt obligation. In return, if no credit event or default (or similar event) occurs, a
Fund keeps the stream of payments and would have no payment of obligations.
If a credit event or default (or similar event) occurs, a Fund either (i) pays to the counterparty an amount equal to the notional amount of the swap and takes delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index, or (ii) pays the counterparty a net settlement amount in the form of cash or securities to the notional amount of the swap and the recovery value of the referenced obligation or underlying securities comprising the referenced index. By selling a credit default swap contract, a Fund effectively adds economic leverage to its portfolio because, in addition to its total net assets, a
Fund is subject to investment exposure on the notional amount of the swap.
Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices include high-yield securities. Credit indices are traded using credit default swap contracts with standardized terms including a fixed spread and standard maturity dates. An index credit default swap contract references all the names in the index, and if there is a default, the credit event is settled based on the name’s weight in the index. For most indices, each name has an equal weight in the index. The composition of the indices changes periodically. The use of credit default swap contracts on indices is often less expensive than it would be to buy many issuer-specific credit default swap contracts to achieve a similar effect.
Credit default swap contracts are marked-to-market daily based on valuations from independent pricing services. Credit default swap contracts are generally categorized as Level 2 investments within the hierarchy.
Implied credit spreads are utilized in determining the market value of credit default swap agreements on credit indices and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. Implied credit spreads utilized in valuing each Fund’s investments as of April 30, 2026 are disclosed in the Statements of Investments. The implied credit spread of a particular referenced entity reflects the cost of selling protection on such entity’s debt, and may include upfront payments required to be made to enter into the agreement. For credit default swap agreements on credit indices, the quoted market prices and resulting value serve as the indicator of the current status of the payment/performance risk. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
Certain clearinghouses currently offer clearing for limited types of derivatives transactions, such as credit derivatives. In a centrally cleared credit default swap contract, immediately following execution of the swap agreement, the swap agreement is novated to a central counterparty (the “CCP”) and a Fund’s counterparty on the swap agreement becomes the CCP. A Fund is required to interface with the CCP through a broker. Upon entering into a centrally cleared swap contract, a Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Securities deposited as initial margin are designated on the Statement of Investments and cash deposited is recorded on the Statements of Assets and Liabilities as cash pledged for centrally cleared swap contracts. The daily change in valuation of centrally cleared credit default swap contracts is recorded as a receivable or payable for variation margin on centrally cleared swap contracts. Payments received from (paid to) the counterparty, including at termination, are recorded as realized gains (losses) in the Statements of Operations.
Total Return Swap Contracts — Certain Funds entered into total return swap contracts to take long and short positions in equities, to obtain exposure to a foreign market and/or foreign index without owning such securities or investing directly in that market and/
or index, as applicable, to meet each Fund's stated investment strategies as shown in the Fund's Prospectus. Total return swap contracts are agreements in which the Fund and the counterparty each agree to pay the other party the difference between the relative investment performance that would have been achieved if the notional amount of the total return swap contract had been invested in the particular foreign market and/or foreign indices and the return for payments equal to the fixed or floating rate of

1940 Act Funds - April 30, 2026 (Unaudited) - Notes to Financial Statements - 95
interest. The counterparty to a total return swap contract is a financial institution. Each Fund has segregated liquid assets to cover its obligations under the total return swap contract.
Certain Funds entered into total return swap contracts on a net basis, which means that the two payment streams are netted out, with a Fund receiving or paying, as the case may be, only the net amount of the two payments. Payments are made at the conclusion of a total return swap contract or periodically during its term. Total return swap contracts normally do not involve the delivery of securities or other underlying assets. Accordingly, the risk of loss with respect to total return swap contracts is normally limited to the net amount of payments that a Fund is contractually obligated to make. If the counterparty to a total return swap defaults, a Fund’s risk of loss consists of the net amount of payments that a Fund is contractually entitled to receive, if any. Total return swap contracts are marked-to-market daily based on valuations from an independent pricing service. An independent pricing service can utilize daily swap curves and models that incorporate a number of market data factors, such as, but not limited to, discounted cash flows, trades, and values of the underlying reference instruments, such as the foreign market and /or foreign index. Total return swap contracts are generally categorized as Level 2 investments within the hierarchy.
Interest Rate Swap Contracts — Certain Funds entered into interest rate swap contracts to hedge against investment risks, to manage portfolio duration, to obtain exposure to the investment characteristics of certain bonds or groups of bonds, and/or to otherwise increase returns, as applicable, to meet each Fund's stated investment strategies as shown in the Fund's Prospectus.
Interest rate swap contracts are swaps contracts in which the parties exchange their rights to receive payments on a security or other reference rate. For example, the parties might swap the right to receive floating rate payments for the right to receive fixed rate payments. The Funds have segregated liquid assets to cover their obligations under the interest rate swap contract.
Interest rate swap contracts are valued daily and unrealized appreciation (depreciation) is recorded. Certain interest rate swap contracts may accrue periodic interest on a daily basis as a component of unrealized appreciation (depreciation); a Fund will realize a gain or loss upon the payment or receipt of accrued interest. A Fund will realize a gain or a loss when the interest rate swap is terminated. The use of interest rate swap contracts involves the risk that the investment adviser will not accurately predict anticipated changes in interest rates, which may result in losses to a Fund. Interest rate swap contracts also involve the possible failure of a counterparty to perform in accordance with the terms of the swap agreement. If a counterparty defaults on its obligations under a swap agreement, a Fund may lose any amount it expected to receive from the counterparty, potentially including amounts in excess of a Fund’s initial investment. Interest rate swap contracts are marked-to-market daily based on valuations from an independent pricing service. Interest rate swap contracts are generally categorized as Level 2 investments within the hierarchy.
The Funds' swap agreements are disclosed in the Statements of Assets and Liabilities under “Swap contracts, at value” for over-the counter (“OTC”) swaps and under “Receivable/payable for variation margin on centrally cleared swap contracts” for centrally cleared swaps, in a table in the Statement of Investments, and in the Statements of Operations under “Net realized gains
(losses) from expiration or closing of swap contracts” and “Net change in unrealized appreciation/depreciation in the value of swap contracts," as applicable.
(f) Forward Foreign Currency Contracts
Certain Funds entered into forward foreign currency contracts in connection with planned purchases or sales of securities denominated in a foreign currency and/or to hedge the U.S. dollar value of portfolio securities denominated in a foreign currency, to express a view on a foreign currency vs. the U.S. dollar or other foreign currency, to hedge the U.S. dollar value of portfolio securities denominated in a foreign currency, and/or to seek to protect against anticipated changes in future foreign currency exchange rate, as applicable, to meet each Fund's stated investment strategies as shown in the Fund's Prospectus.
A forward foreign currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. Forward foreign currency contracts are generally valued at the mean of the last quoted bid and ask prices, as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level 2 investments within the hierarchy. The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. All commitments are marked-to-market daily at the applicable exchange rates and any resulting unrealized appreciation or depreciation is recorded.
Realized gains or losses are recorded at the time the forward foreign currency contract matures or at the time of delivery of the currency. Forward foreign currency contracts entail the risk of unanticipated movements in the value of the foreign currency relative to the U.S. dollar, and the risk that the counterparties to the contracts may be unable to meet their obligations under the contract.
The Funds' forward foreign currency contracts are disclosed in the Statements of Assets and Liabilities under “Unrealized appreciation/(depreciation) on forward foreign currency contracts,” in a table in the Statement of Investments and in the Statements of Operations under “Net realized gains (losses) from settlement of forward foreign currency contracts” and “Net change in unrealized appreciation/depreciation in the value of forward foreign currency contracts,” as applicable.

96 - Notes to Financial Statements - April 30, 2026 (Unaudited) - 1940 Act Funds
(g) Futures Contracts
Certain Funds are subject to equity price and/or interest rate risk in the normal course of pursuing their objectives. Certain Funds entered into financial futures contracts (“futures contracts”) to manage currency risk, to equitize cash balances, to more efficiently manage the portfolio, to modify exposure to volatility, to increase or decrease the baseline equity exposure, to gain exposure to and/or hedge against changes in interest rates, for the purpose of managing active risk in the portfolio, to gain exposure to and/
or hedge against the value of equities and/or to gain exposure to foreign currencies, as applicable, to meet each Fund's stated
investment strategies as shown in the Fund's Prospectus. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.
Upon entering into a futures contract, a Fund is required to segregate an initial margin deposit of cash and/or other assets equal to a certain percentage of the futures contract’s notional value. Under a futures contract, a Fund agrees to receive from or pay to a broker an amount of cash equal to the daily fluctuation in value of the futures contract. Subsequent receipts or payments, known as
“variation margin” receipts or payments, are made each day, depending on the fluctuation in the fair value of the futures contract, and are recognized by a Fund as unrealized gains or losses. Futures contracts are generally valued daily at their settlement price as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level
1 investments within the hierarchy.
A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price or amount at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future. When a futures contract is closed, a Fund records a realized gain or loss equal to the difference between the value of the futures contract at the time it was opened and its value at the time it was closed.
Should market conditions change unexpectedly, a Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets. A Fund’s investments in futures contracts entail limited counterparty credit risk because a Fund invests only in exchange traded futures contracts, which are settled through the exchange and whose fulfillment is guaranteed by the credit of the exchange.
The Funds' futures contracts are reflected in the Statements of Assets and Liabilities under “Receivable/Payable for variation margin on futures contracts," in a table in the Statement of Investments and in the Statements of Operations under “Net realized gains (losses) from expiration or closing of futures contracts” and “Net change in unrealized appreciation/depreciation in the value of futures contracts,” as applicable.
The following is a summary of the Funds’ derivative instruments categorized by risk exposure as of April 30, 2026:
Fair Values of Derivatives Not Accounted for as Hedging Instruments as of April 30, 2026:
Bond Portfolio
Assets: Statements of Assets and Liabilities Fair Value
Purchased Swaptions
Interest rate risk Investment securities, at value $ 7,783
Swap Contracts†
Credit risk Receivable/payable for variation margin on centrally cleared swap contracts 731,939
Interest rate risk Receivable/payable for variation margin on centrally cleared swap contracts 6,194,980
Forward Foreign Currency Contracts
Currency risk Unrealized appreciation on forward foreign currency contracts 61,079
Futures Contracts#
Interest rate risk Receivable/payable for variation margin on futures contracts 1,173,654
Total $ 8,169,435

1940 Act Funds - April 30, 2026 (Unaudited) - Notes to Financial Statements - 97
Liabilities: Fair Value
Written Swaptions
Interest rate risk Written options, at value $ (7,440)
Swap Contracts†
Interest rate risk Receivable/payable for variation margin on centrally cleared swap contracts (3,861,746)
Forward Foreign Currency Contracts
Currency risk Unrealized depreciation on forward foreign currency contracts (67,224)
Futures Contracts#
Interest rate risk Receivable/payable for variation margin on futures contracts (3,925,923)
Total $ (7,862,333)
International Equity Portfolio
Assets: Statements of Assets and Liabilities Fair Value
Swap Contracts†
Equity risk Swap contracts, at value $ 9,840,398
Total $ 9,840,398
Large Cap Portfolio
Assets: Statements of Assets and Liabilities Fair Value
Swap Contracts†
Equity risk Swap contracts, at value $ 42,888,429
Total $ 42,888,429
Liabilities:
Swap Contracts†
Equity risk Swap contracts, at value $ (22,179,714)
Total $ (22,179,714)
U.S. 130/30 Equity
Assets: Statements of Assets and Liabilities Fair Value
Swap Contracts†
Equity risk Swap contracts, at value $ 3,402,780
Total $ 3,402,780
Liabilities:
Swap Contracts†
Equity risk Swap contracts, at value $ (4,822,925)
Total $ (4,822,925)
# Includes cumulative appreciation/(depreciation) of futures contracts as reported in the Statement of Investments. Only current day's variation margin is reported within the Statements of Assets and Liabilities.
† Swap contracts are included in the table at value, with the exception of centrally cleared swap contracts which are included in the table at unrealized appreciation/(depreciation). For centrally cleared swaps, only the variation margin on swap contracts is reported in the Statements of Asset and Liabilities.

98 - Notes to Financial Statements - April 30, 2026 (Unaudited) - 1940 Act Funds
The Effect of Derivative Instruments on the Statements of Operations for the Six Months Ended April 30, 2026:
Change in Unrealized Appreciation/Depreciation on Derivatives Recognized in the Statements of Operations for the Six
Months Ended April 30, 2026:
Bond Portfolio
Realized Gains (Losses): Total
Purchased Swaptions§
Interest rate risk $ (152,167)
Written Swaptions
Interest rate risk 115,815
Swap Contracts
Credit risk 663,207
Interest rate risk 407,866
Forward Foreign Currency Contracts
Currency risk 37,344
Futures Contracts
Interest rate risk (139,672)
Total $ 932,393
International Equity Portfolio
Realized Gains (Losses): Total
Swap Contracts
Equity risk $ 30,130,757
Total $ 30,130,757
Large Cap Portfolio
Realized Gains (Losses): Total
Swap Contracts
Equity risk $ 16,695,467
Total $ 16,695,467
U.S. 130/30 Equity
Realized Gains (Losses): Total
Swap Contracts
Equity risk $ 6,072,675
Total $ 6,072,675
§ Realized gains (losses) from purchased options and purchased swaptions are included in "Net realized gains (losses) from transactions in investment securities."
Bond Portfolio
Unrealized Appreciation/Depreciation: Total
Purchased Swaptions§
Interest rate risk $ 45,746
Written Swaptionsβ
Interest rate risk (61,185)
Swap Contracts
Credit risk (53,091)
Interest rate risk 818,331
Forward Foreign Currency Contracts
Currency risk (113,076)
Futures Contracts
Interest rate risk (3,009,093)
Total $ (2,372,368)

1940 Act Funds - April 30, 2026 (Unaudited) - Notes to Financial Statements - 99
The following is a summary of the Funds' average volume of derivative instruments held for the six months ended April 30, 2026:
The Funds are required to disclose information about offsetting and related arrangements to enable users of the financial statements to understand the effect of those arrangements on the Funds’ financial position. In order to better define its contractual rights and to secure rights that will help certain Funds mitigate their counterparty risk, certain Funds entered into an International
International Equity Portfolio
Unrealized Appreciation/Depreciation: Total
Swap Contracts
Equity risk $ (2,195,468)
Total $ (2,195,468)
Large Cap Portfolio
Unrealized Appreciation/Depreciation: Total
Swap Contracts
Equity risk $ 10,930,301
Total $ 10,930,301
U.S. 130/30 Equity
Unrealized Appreciation/Depreciation: Total
Swap Contracts
Equity risk $ (236,325)
Total $ (236,325)
§ Change in unrealized appreciation/depreciation from purchased options and purchased swaptions are included in "Net change in unrealized appreciation/depreciation in the value of investment securities."
β Change in unrealized appreciation/depreciation from written swaptions is included in "Net change in unrealized appreciation/
depreciation in the value of written options contracts."
Bond Portfolio
Swaptions:
Average Value Purchased $ 81,974
Average Value Written $ 32,584
Average Number of Purchased Swaption Contracts 34,378,571
Average Number of Written Swaption Contracts 13,484,286
Centrally Cleared Credit Default Swaps:
Average Notional Balance—Sell Protection $ 239,186,009
Centrally Cleared Interest Rate Swaps:
Average Notional Balance—Pays Fixed rate $ 344,176,494
Average Notional Balance—Pays Float Rate $ 218,940,855
Forward Foreign Currency Exchange Contracts:
Average Settlement Value Purchased $ 1,128,489
Average Settlement Value Sold $ 7,120,559
Futures Contracts:
Average Notional Balance Long $ 335,001,711
Average Notional Balance Short $ 94,748,494
International Equity Portfolio
Total Return Swaps:
Average Notional Balance — Receives Float Rate $ 260,347,743
Large Cap Portfolio
Total Return Swaps:
Average Notional Balance — Receives Float Rate $ 551,883,598
Average Notional Balance — Pays Float Rate $ (531,068,729)
U.S. 130/30 Equity
Total Return Swaps:
Average Notional Balance — Receives Float Rate $ 114,935,504
Average Notional Balance — Pays Float Rate $ (108,106,207)

100 - Notes to Financial Statements - April 30, 2026 (Unaudited) - 1940 Act Funds
Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or a similar agreement with each of their derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between certain Funds and a counterparty that governs OTC derivatives and forward foreign currency contracts and typically contains, among other things, collateral posting items, if applicable, and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, certain Funds may, under certain circumstances, offset with the counterparty certain derivative financial instrument’s payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master
Agreement typically permit a single net payment in the event of default (close-out netting) including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events. The counterparty is a financial institution.
As of April 30, 2026, certain Funds have entered into futures contracts, centrally cleared swaps, over the counter swaps, forward foreign currency contracts, purchased options contracts, written options contracts and swaptions contracts. The futures contract agreements, centrally cleared swaps agreements and certain purchased and written options contract agreements do not provide for netting arrangements.
For financial reporting purposes, certain Funds do not offset derivative assets and derivative liabilities that may be subject to netting arrangements on the “Statements of Assets and Liabilities".
The following tables set forth certain Funds' net exposure by counterparty for forward foreign currency contracts, OTC option contracts, OTC swaptions, and OTC swap contracts, as applicable, that are subject to enforceable master netting arrangements or similar arrangements as of April 30, 2026:
Bond Portfolio
Offsetting of Financial Assets, Derivative Assets and Collateral Received by Counterparty:
Gross Amounts Not Offset in the
Statements of Assets and Liabilities
Counterparty Description
Gross Amounts
of Recognized
Asset
Derivatives
Derivatives
Available for
Offset
Collateral
Received
Net Amount
of Asset
Derivatives
Barclays Bank
Purchased
Swaptions $ 7,783 $ (7,440) $ — $ 343
Citibank NA
Forward Foreign
Currency Contracts 44,677 — — 44,677
HSBC Bank plc
Forward Foreign
Currency Contracts 16,402 — — 16,402
Total $ 68,862 $ (7,440) $ — $ 61,422
Offsetting of Financial Liabilities, Derivative Liabilities and Collateral Pledged by Counterparty:
Gross Amounts Not Offset in the
Statements of Assets and Liabilities
Counterparty Description
Gross Amounts
of Recognized
Liability
Derivatives
Derivatives
Available for
Offset
Collateral
Pledged
Net Amount
of Liability
Derivatives
Barclays Bank Written Swaptions $ (7,440) $ 7,440 $ — $ —
JPMorgan Chase
Bank NA
Forward Foreign
Currency Contracts (67,224) — — (67,224)
Total $ (74,664) $ 7,440 $ — $ (67,224)

1940 Act Funds - April 30, 2026 (Unaudited) - Notes to Financial Statements - 101
International Equity Portfolio
Offsetting of Financial Assets, Derivative Assets and Collateral Received by Counterparty:
Gross Amounts Not Offset in the
Statements of Assets and Liabilities
Counterparty Description
Gross Amounts
of Recognized
Asset
Derivatives
Derivatives
Available for
Offset
Collateral
Received
Net Amount
of Asset
Derivatives
Morgan Stanley Co.,
Inc. Swap Contracts $ 9,840,398 $ — $ — $ 9,840,398
Total $ 9,840,398 $ – $ — $ 9,840,398
Large Cap Portfolio
Offsetting of Financial Assets, Derivative Assets and Collateral Received by Counterparty:
Gross Amounts Not Offset in the
Statements of Assets and Liabilities
Counterparty Description
Gross Amounts
of Recognized
Asset
Derivatives
Derivatives
Available for
Offset
Collateral
Received
Net Amount
of Asset
Derivatives
Morgan Stanley Co.,
Inc. Swap Contracts $ 42,888,429 $ (22,012,850) $ — $ 20,875,579
Total $ 42,888,429 $ (22,012,850) $ — $ 20,875,579
Offsetting of Financial Liabilities, Derivative Liabilities and Collateral Pledged by Counterparty:
Gross Amounts Not Offset in the
Statements of Assets and Liabilities
Counterparty Description
Gross Amounts
of Recognized
Liability
Derivatives
Derivatives
Available for
Offset
Collateral
Pledged
*
Net Amount
of Liability
Derivatives
Morgan Stanley Co.,
Inc.
Swap Contracts
(22,012,850) 22,012,850 — —
Total $ (22,012,850) $ 22,012,850 $ — $ —
* Collateral pledged includes non-cash collateral. For additional information on the Fund's non-cash collateral, please refer to the
Statement of Investments. Per GAAP disclosure requirements, the table above does not include the additional collateral pledged from the counterparties. Aggregate additional collateral pledged was $570,689,039.
U.S. 130/30 Equity
Offsetting of Financial Assets, Derivative Assets and Collateral Received by Counterparty:
Gross Amounts Not Offset in the
Statements of Assets and Liabilities
Counterparty Description
Gross Amounts
of Recognized
Asset
Derivatives
Derivatives
Available for
Offset
Collateral
Received
Net Amount
of Asset
Derivatives
JPMorgan Chase
Bank NA Swap Contracts $ 3,402,780 $ (3,402,780) $ — $ —
Total $ 3,402,780 $ (3,402,780) $ — $ —
Offsetting of Financial Liabilities, Derivative Liabilities and Collateral Pledged by Counterparty:
Gross Amounts Not Offset in the
Statements of Assets and Liabilities
Counterparty Description
Gross Amounts
of Recognized
Liability
Derivatives
Derivatives
Available for
Offset
Collateral
Pledged
Net Amount
of Liability
Derivatives
JPMorgan Chase
Bank NA
Swap Contracts
$ (4,820,381) $ 3,402,780 $ — $ (1,417,601)
Total $ (4,820,381) $ 3,402,780 $ — $ (1,417,601)

102 - Notes to Financial Statements - April 30, 2026 (Unaudited) - 1940 Act Funds
(h) TBA
The Funds may invest in TBA mortgage-backed securities. A TBA, or “To Be Announced,” trade represents a contract for the purchase or sale of mortgage-backed securities to be delivered at a future agreed-upon date; however, the specific mortgage pool numbers or the number of pools that will be delivered to fulfill the trade obligation or terms of the contract are unknown at the time of the trade. Mortgage pools (including fixed-rate or variable-rate mortgages) guaranteed by the Government National Mortgage
Association, or GNMA, the Federal National Mortgage Association, or FNMA, or the Federal Home Loan Mortgage Corporation, or
FHLMC, are subsequently allocated to the TBA transactions. TBAs involve a risk of loss if the value of the security to be purchased or sold declines or increases, respectively, prior to the settlement date. TBAs are valued at the bid evaluation price as provided by an independent pricing service approved by the Board.
The Funds may also enter into TBA sale commitments to hedge its portfolio positions, to sell mortgage-backed securities it owns under delayed delivery arrangements or to take a short position in mortgage-backed securities. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, either equivalent deliverable securities or an offsetting TBA purchase commitment deliverable on or before the sale commitment date are held as “cover” for the transaction, or other liquid assets in an amount equal to the notional value of the TBA sale commitment are segregated. If the TBA sale commitment is closed through the acquisition of an offsetting TBA purchase commitment, a Fund realizes a gain or loss based upon the unit price of the acquisition. If a Fund delivers securities under the commitment, the Fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.
(i) Securities Lending
During the six months ended April 30, 2026, certain Funds entered into securities lending transactions. To generate additional income, the Funds lent their portfolio securities, up to 33 1/3% of the total assets of a Fund, to brokers, dealers, and other financial institutions.
JPMorgan serves as securities lending agent for the securities lending program for the Funds. Securities lending transactions are considered to be overnight and continuous and can be terminated by a Fund or the borrower at any time.
The Funds receive payments from JPMorgan equivalent to any dividends and/or interest while on loan, in lieu of income which is included as “Dividend income” and/or “Interest income”, as applicable, on the Statements of Operations. The Funds also receive interest that would have been earned on the securities loaned while simultaneously seeking to earn income on the investment of cash collateral or receiving a fee with respect to the receipt of non-cash collateral. Securities lending income includes any fees charged to borrowers less expenses associated with the loan. Income from the securities lending program is recorded when earned from JPMorgan and reflected in the Statements of Operations under “Income from securities lending (net of fees)”. There may be risks of delay or restrictions in recovery of the securities or disposal of collateral should the borrower of the securities fail financially. Loans are made, however, only to borrowers deemed by JPMorgan to be of good standing and creditworthy. Loans are subject to termination by the Funds or the borrower at any time, and, therefore, are not considered to be illiquid investments. For
Funds to which JPMorgan is not an affiliate, JPMorgan receives a fee based on a percentage of earnings (less any rebates paid to the borrower) derived from the investment of cash collateral, or a percentage of the fee paid by the borrower for loans collateralized by non-cash collateral. For Funds to which JPMorgan is an affiliate, JPMorgan receives a flat fee based on a percentage of the market value of loaned securities.
In accordance with guidance presented in FASB Accounting Standards Update 2014-11, Balance Sheet (Topic) 860: Repurchase-
to-Maturity Transactions, Repurchase Financings, and Disclosures, liabilities under the outstanding securities lending transactions as of April 30, 2026, which were comprised of money market funds and repurchase agreements purchased with cash collateral, as shown on each Fund's Statement of Investments, were as follows:
Fund
Amounts of
Liabilities Presented
in the Statements
of Assets and
Liabilities
Bond Portfolio $ 22,315,728

1940 Act Funds - April 30, 2026 (Unaudited) - Notes to Financial Statements - 103
The Trust’s securities lending policies and procedures require that the borrower (i) deliver cash or U.S. Government securities as collateral with respect to each new loan of U.S. securities, equal to at least 102% of the value of the portfolio securities loaned, and with respect to each new loan of non-U.S. securities, collateral of at least 105% of the value of the portfolio securities loaned;
and (ii) at all times thereafter mark-to-market the collateral on a daily basis so that the market value of such collateral is at least
100% of the value of securities loaned. Cash collateral received is generally invested in money market funds and joint repurchase agreements and shown in the Statement of Investments and included in calculating the Fund’s total assets. U.S. Government securities received as collateral, if any, are held in safe-keeping by JPMorgan or The Bank of New York Mellon and cannot be sold or repledged by the Funds and accordingly are not reflected in the Fund’s total assets. For additional information on the non-cash collateral received, if any, please refer to the Statement of Investments.
The Securities Lending Agency Agreement between the Trust and JPMorgan provides that in the event of a default by a borrower with respect to any loan, the Fund may terminate the loan and JPMorgan will exercise any and all remedies provided under the applicable borrower agreement to make the Fund whole. These remedies include purchasing replacement securities by applying the collateral held from the defaulting borrower against the purchase cost of the replacement securities. If, despite such efforts by JPMorgan to exercise these remedies, the collateral is less than the purchase cost of the replacement securities, JPMorgan is responsible for such shortfall, subject to certain limitations which are set forth in detail in the Securities Lending Agency Agreement.
As of April 30, 2026, the Securities Lending Agency Agreement does not permit the Funds to enforce a netting arrangement.
(j) Joint Repurchase Agreements
During the six months ended April 30, 2026, certain Funds, along with other series of the Trust, pursuant to procedures adopted by the Board of Trustees and applicable guidance from the SEC, transferred cash collateral received from securities lending transactions, through a joint account at JPMorgan, the Funds' custodian, the daily aggregate balance of which is invested in one or more joint repurchase agreements (“repo” or collectively “repos”) collateralized by U.S. Treasury or federal agency obligations.
For repos, each Fund participates on a pro rata basis with other clients of JPMorgan in its share of the underlying collateral under such repos and in its share of proceeds from any repurchase or other disposition of the underlying collateral. In repos, the seller of a security agrees to repurchase the security at a mutually agreed-upon time and price, which reflects the effective rate of return for the term of the agreement. For repos, The Bank of New York Mellon or JPMorgan takes possession of the collateral pledged for investments in such repos. The underlying collateral is valued daily on a mark-to-market basis to ensure that the value is equal to or greater than the repurchase price, including accrued interest. In the event of default of the obligation to repurchase, the Funds have the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Funds may be delayed or limited.
As of April 30, 2026, the joint repos on a gross basis were as follows:
CF Secured, LLC, 3.61%, dated 4/30/2026, due 5/1/2026, repurchase price $240,558,197, collateralized by U.S. Government
Treasury Securities, ranging from 0.00% - 6.13%, maturing 5/15/2026 - 2/15/2056; total market value $245,369,361.
Santander US Capital Markets, 3.64%, dated 4/30/2026, due 5/1/2026, repurchase price $54,015,460, collateralized by
U.S. Government Treasury Securities, ranging from 1.63% - 6.25%, maturing 11/30/2026 - 2/15/2054; total market value
$55,095,772.

104 - Notes to Financial Statements - April 30, 2026 (Unaudited) - 1940 Act Funds
As of April 30, 2026, certain Funds' investment in joint repos was subject to an enforceable netting arrangement. The Funds'
proportionate holding in joint repos was as follows:
(k) Repurchase Agreements
During the six months ended April 30, 2026, certain Funds, pursuant to procedures adopted by the Board of Trustees and applicable guidance from the SEC, transferred cash through an account at JPMorgan, the Funds' custodian, the daily balance of which is invested in one or more repurchase agreements (“repo” or collectively “repos”) collateralized by U.S. Treasury or federal agency obligations. In a repo, the seller of a security agrees to repurchase the security at a mutually agreed-upon time and price, which reflects the effective rate of return for the term of the agreement. For repos, JPMorgan takes possession of the collateral pledged for investments in such repos. The underlying collateral is valued daily on a mark-to-market basis to ensure that the value is equal to or greater than the repurchase price, including accrued interest. In the event of default of the obligation to repurchase, a Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by a Fund may be delayed or limited.
As of April 30, 2026, the Funds did not invest in any repurchase agreements.
(l) Security Transactions and Investment Income
Security transactions are accounted for on the date the security is purchased or sold. Security gains and losses are calculated on the identified cost basis. Interest income is recognized on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts, and is recorded as such on a Fund’s Statement of Operations. Inflation adjustments to the face amount of inflation-indexed securities are included in interest income on a Fund’s Statement of Operations, as applicable.
In the event that a deflation reduction exceeds total interest income, the amount characterized as deflation is recorded as an increase to the cost of investments in the Statements of Assets and Liabilities if the security is still held; otherwise it is recorded as an adjustment to realized gain/loss from investment transactions in the Statements of Operations. For securities with paydown provisions, principal payments received are treated as a proportionate reduction to the cost basis of the securities, and excess or shortfall amounts are recorded as income. Dividend income and expenses, as applicable, are recorded on the ex-dividend date and are recorded as such on a Fund’s Statement of Operations, except for certain dividends from foreign securities, which are recorded as soon as the Trust is informed on or after the ex-dividend date. Income from non-cash dividends, if any, is recorded at the fair value of the securities and is recorded as such on a Fund’s Statement of Operations.
Foreign income and capital gains may be subject to foreign withholding taxes, a portion of which may be reclaimable, and capital gains taxes at various rates. Under applicable foreign law, a withholding tax may be imposed on interest and dividends paid by a foreign security and capital gains from the sale of a foreign security. Foreign income or capital gains subject to foreign withholding taxes are recorded net of the applicable withholding tax.
Bond Portfolio
Gross Amounts
not Offset in the
Statements of
Assets and
Liabilities
Counterparty
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statements of
Assets and
Liabilities
Net Amounts
of Assets Presented
in the Statements of
Assets and
Liabilities
Collateral
Received
*
Net
Amounts
of Assets
CF Secured, LLC $ 8,315,728 $ – $ 8,315,728 $ (8,315,728) $ –
Santander US Capital
Markets 13,000,000 – 13,000,000 (13,000,000) –
Total $ 21,315,728 $ – $ 21,315,728 $ (21,315,728) $ –
* As of April 30, 2026, the value of the collateral received exceeded the market value of the Fund’s proportionate holding in the joint repos. Please refer to the Statement of Investments for the Fund’s undivided interest in each joint repo and related collateral.

1940 Act Funds - April 30, 2026 (Unaudited) - Notes to Financial Statements - 105
For certain securities, including a real estate investment trust (“REIT”), a Fund records distributions received in excess of earnings and profits of such security as a reduction of cost of investments and/or realized gain (referred to as a return of capital). Additionally, a REIT may characterize distributions it pays as long-term capital gains. Such distributions are based on estimates if actual amounts are not available. Actual distributions of income, long-term capital gain and return of capital may differ from the estimated amounts. A Fund will recharacterize the estimated amounts of the components of distributions as necessary, once the issuers provide information about the actual composition of the distributions. Any portion of a distribution deemed a return of capital is generally not taxable to a Fund.
A Fund records as dividend income the amount characterized as ordinary income and records as realized gain the amount characterized by a REIT as long-term capital gain in the Statements of Operations. The amount characterized as return of capital is a reduction to the cost of investments in the Statements of Assets and Liabilities if the security is still held; otherwise it is recorded as an adjustment to realized gains (losses) from transactions in investment securities in the Statements of Operations. These characterizations are reflected in the accompanying financial statements.
(m) Distributions to Shareholders
Distributions from net investment income, if any, are declared and paid quarterly. Distributions from net realized capital gains, if any, are declared and distributed at least annually. All distributions are recorded on the ex-dividend date.
Each Fund may use earnings and profits distributed to shareholders on the redemption of shares as part of the dividends paid deduction.
Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are considered either permanent or temporary. Permanent differences are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. These reclassifications have no effect upon the NAV of a Fund. Any distribution in excess of current and accumulated earnings and profits for federal income tax purposes is reported as a return of capital distribution.
(n) Federal Income Taxes
Each Fund elected to be treated as, and intends to qualify each year as, a “regulated investment company” ("RIC") by complying with the requirements of Subchapter M of the U.S. Internal Revenue Code of 1986 (the "Code"), as amended, and to make distributions of net investment income and net realized capital gains sufficient to relieve the Fund from all, or substantially all, federal income taxes. Therefore, no federal income tax provision is required.
A Fund recognizes a tax benefit from an uncertain position only if it is more likely than not that the position is sustainable, based solely on its technical merits and consideration of the relevant taxing authorities’ widely understood administrative practices and precedents. Each year, a Fund undertakes an affirmative evaluation of tax positions taken or expected to be taken in the course of preparing tax returns to determine whether it is more likely than not (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority.
The Funds file U.S. federal income tax returns and, if applicable, returns in various foreign jurisdictions in which they invest.
Generally, a Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
(o) Allocation of Expenses, Income and Gains and Losses
Expenses directly attributable to a Fund are charged to that Fund. Expenses not directly attributable to a Fund are allocated proportionally among various or all series of the Trust. Certain non asset-based expenses are estimated and accrued daily.
Expense estimate true-ups are recorded routinely and could result in negative expenses on the Statements of Operations, as applicable.
(p) Reportable Segment Disclosure
The Principal Executive Officer acts as the Funds’ Chief Operating Decision Maker (“CODM’) and is responsible for assessing performance and allocating resources with respect to the Funds. The CODM has concluded that each Fund operates as a single operating segment since the Funds each have a single investment strategy as disclosed in its prospectus, against which the
CODM assesses performance. The financial information provided to and reviewed by the CODM is presented within the Funds’
financial statements.

106 - Notes to Financial Statements - April 30, 2026 (Unaudited) - 1940 Act Funds
3. Transactions with Affiliates
Under the terms of the Trust’s Investment Advisory Agreement, NFA manages the investments of the assets and supervises the daily business affairs of the Funds in accordance with policies and procedures established by the Board of Trustees. NFA has selected the subadviser for each Fund as noted below, and provides investment management evaluation services in monitoring, on an ongoing basis, the performance of the subadvisers.
As of April 30, 2026, the subadviser for each Fund is as follows:
Under the terms of the Investment Advisory Agreement, each Fund pays NFA an investment advisory fee based on that Fund’s average daily net assets. Investment advisory fee and other related party transaction fees are paid monthly. During the six months ended April 30, 2026, the Funds paid investment advisory fees to NFA according to the following schedule.
The Trust and NFA have entered into a written contract waiving a portion of investment advisory fees of the Funds as listed in the following table until February 28, 2027.
During the six months ended April 30, 2026, the following table provides the waiver of such investment advisory fees by NFA for which NFA shall not be entitled to later seek recoupment.
During the six months ended April 30, 2026, NFA voluntarily waived investment advisory fees payable by All Cap Equity Portfolio for which NFA shall not be entitled to later seek recoupment. The following table provides the voluntary waivers which may be discontinued at anytime at the discretion of NFA.
Fund Subadviser
Bond Portfolio Goldman Sachs Asset Management L.P.
All Cap Equity Portfolio Neuberger Berman Investment Advisers LLC (a)
International Equity Portfolio Los Angeles Capital Management LLC (“Los Angeles Capital”)
Large Cap Equity Portfolio Los Angeles Capital
U.S. 130/30 Equity Jacobs Levy Equity Management, Inc.
(a) Effective end of business on November 19, 2025, Goldman Sachs Asset Management L.P. was terminated and ceased serving as subadviser to the Fund.
Fund Fee Schedule
Advisory Fee
(annual rate)
Bond Portfolio Up to $500 million 0.265%
$500 million up to $1 billion 0.255%
$1 billion and more 0.245%
All Cap Equity Portfolio All Assets 0.22%
International Equity Portfolio Up to $500 million 0.465%
$500 million and more but less than $1billion 0.440%
$1 billion and more 0.415%
Large Cap Equity Portfolio Up to $500 million 0.41%
$500 million and more but less than $1billion 0.39%
$1 billion and more 0.37%
U.S. 130/30 Equity Up to $200 million 0.93%
$200 million up to $500 million 0.73%
$500 million and more 0.68%
Fund
Advisory Fee
Waiver
(annual rate)
International Equity Portfolio 0.014%
Fund Amount
International Equity Portfolio $ 74,445
Fund Amount
All Cap Equity Portfolio $ 8,569

1940 Act Funds - April 30, 2026 (Unaudited) - Notes to Financial Statements - 107
For the six months ended April 30, 2026, the effective advisory fee rates before and after contractual and voluntary advisory fee waivers and expense reimbursements, due to the expense limitation agreement described below, were as follows:
From these fees, pursuant to the subadvisory agreement, NFA pays fees to the unaffiliated subadvisers.
The Trust and NFA have entered into a written Expense Limitation Agreement that limits certain Funds' operating expenses
(excluding any taxes, interest, compensation payable to parties not affiliated with the Adviser for the recovery of tax reclaims, brokerage commissions, Rule 12b-1 fees, acquired fund fees and expenses, short-sale dividend expenses, administrative services fees, other expenses which are capitalized in accordance with generally accepted accounting principles and expenses incurred by a Fund in connection with any merger or reorganization, and may exclude other nonroutine expenses not incurred in the ordinary course of a Fund’s business) from exceeding the amounts listed in the following table until at least February 28, 2027.
NFA may request and receive reimbursement from a Fund for advisory fees waived or other expenses reimbursed by NFA pursuant to the Expense Limitation Agreement at a date not to exceed three years from the date on which the corresponding waiver or reimbursement to the Fund was made. However, no reimbursement may be made unless: (i) the Fund’s assets exceed $100 million and (ii) the total annual expense ratio of the class making such reimbursement is no higher than the amount of the expense limitation that was in place at the time NFA waived the fees or reimbursed the expenses and does not cause the expense ratio to exceed the current expense limitation. Reimbursement by a Fund of amounts previously waived or reimbursed by NFA is not permitted except as provided for in the Expense Limitation Agreement. The Expense Limitation Agreement may be changed or eliminated only with the consent of the Board of Trustees.
As of April 30, 2026, the cumulative potential reimbursements for certain Funds, listed by the period or year in which NFA waived fees or reimbursed expenses to certain Funds are:
During the six months ended April 30, 2026, no amounts were reimbursed to NFA pursuant to the Expense Limitation Agreement, and the Funds have not recorded a commitment or contingent liability.
NFM, a wholly owned subsidiary of NFS Distributors, Inc. (“NFSDI”) (a wholly owned subsidiary of NFS), provides various administrative and accounting services for the Funds and serves as Transfer and Dividend Disbursing Agent for the Funds. NFM
has entered into agreements with third-party service providers to provide certain sub-administration and sub-transfer agency services to the Funds. NFM pays the service providers a fee for these services.
Fund
Effective Advisory Fee
Rate Before Contractual*
and Voluntary** Fee
Waivers and Expense
Reimbursements ***
Effective Advisory Fee
Rate After Contractual*
Fee Waivers
Effective Advisory Fee
Rate After Voluntary**
Fee Waivers
Effective Advisory Fee
Rate After Contractual*
and Voluntary** Fee
Waivers and Expense
Reimbursements
Bond Portfolio 0.26 % N/A       N/A 0.26%
All Cap Equity Portfolio 0.22 N/A 0.22% 0.22
International Equity
Portfolio 0.45 0.43 %       N/A 0.43
Large Cap Portfolio 0.38 N/A       N/A 0.38
U.S. 130/30 Equity 0.84 N/A       N/A 0.43
N/A — Not Applicable.
* Please see above for additional information regarding contractual waivers.
** Voluntary waivers may be discontinued at any time at the discretion of NFA.
Fund Classes
Amount
(annual rate)
All Cap Equity Portfolio All Classes 0.89%
U.S. 130/30 Equity All Classes 0.49
Fund
Fiscal Year 2023
Amount
Fiscal Year 2024
Amount
Fiscal Year 2025
Amount
Six Months Ended
April 30, 2026
Amount Total
Bond Portfolio $ — $ — $ — $ — $ —
All Cap Equity Portfolio — — — — —
International Equity Portfolio — — — — —
Large Cap Portfolio — — — — —
U.S. 130/30 Equity 975,207 1,691,330 1,762,474 737,376 5,166,387

108 - Notes to Financial Statements - April 30, 2026 (Unaudited) - 1940 Act Funds
Under the terms of a Joint Fund Administration and Transfer Agency Agreement, the fees for such services are based on the sum of the following: (i) the amount payable by NFM to its sub-administrator and sub-transfer agent; and (ii) a percentage of the combined average daily net assets of the Trust and Nationwide Variable Insurance Trust (“NVIT”), a Delaware statutory trust and registered investment company that is affiliated with the Trust, according to the following fee schedule.
For the six months ended April 30, 2026, NFM earned an aggregate of $957,779 in fees from the Funds under the Joint Fund
Administration and Transfer Agency Agreement.
Under the terms of the Joint Fund Administration and Transfer Agency Agreement and a letter agreement between NFM and the
Trust, the Trust has agreed to reimburse NFM for certain costs related to each Fund’s portion of ongoing administration, monitoring and annual (compliance audit) testing of the Trust’s Rule 38a-1 Compliance Program subject to the pre-approval of the Trust’s
Audit Committee. These costs are allocated among the series of the Trust based upon their relative net assets. For the six months ended April 30, 2026, the Funds’ aggregate portion of such costs amounted to $12,171.
In addition, the Trust pays out-of-pocket expenses reasonably incurred by NFM in providing services to the Funds and the Trust, including, but not limited to, the cost of pricing services that NFM utilizes and networking fees paid to broker-dealers that provide sub-accounting and sub-transfer agency services to their customers who are Fund shareholders. Such services, which are not otherwise provided by NFM, generally include individual account maintenance and recordkeeping, dividend disbursement, responding to shareholder calls and inquiries, providing statements and transaction confirmations, tax reporting, and other shareholder services. Depending on the nature and quality of the services provided, fees for these services may range from $4 to
$20 per customer per year.
As of April 30, 2026, NFA or its affiliates directly held the percentage of the shares outstanding of the applicable Fund as indicated
in the following table.
4. Line of Credit, Interfund Lending and Earnings Credit
The Trust and NVIT (together, the “Trusts”) renewed the credit agreement with JPMorgan, The Bank of New York Mellon, and Wells
Fargo Bank National Association (the “Lenders”), permitting the Trusts, in aggregate, to borrow up to $100,000,000. Advances taken by a Fund under this arrangement would be primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. The line of credit requires a commitment fee of 0.15% per year on $100,000,000. Such commitment fee shall be payable quarterly in arrears on the last business day of each March, June, September and December and on the termination date.
Borrowings under this arrangement accrued interest at the Federal Funds Rate plus the applicable margin. Interest costs, if any, would be shown on the Statement of Operations. No compensating balances are required under the terms of the line of credit. In addition, a Fund may not draw any portion of the line of credit that is provided by a bank that is an affiliate of the Fund’s subadviser, if applicable. In addition to any rights and remedies of the Lenders provided by law, each Lender has the right, upon any amount becoming due and payable by the Fund, to set-off as appropriate and apply all deposits and credits held by or owing to such
Lender against such amount, subject to the terms of the credit agreement. The line of credit is renewed annually, and next expires on July 1, 2026. During the six months ended April 30, 2026, the Funds had no borrowings under the line of credit.
Pursuant to an exemptive order issued by the SEC (the “Order”), the Funds may participate in an interfund lending program among
Funds managed by NFA. The program allows the participating Funds to borrow money from and loan money to each other for temporary purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending Funds as compared to rates available through short-term bank loans or investments in overnight repurchase agreements and money market funds, respectively, as detailed in the Order. Further, a Fund may participate in the program only if and to the extent that such participation is consistent with its investment objectives
Combined Fee Schedule
Up to $25 billion 0.025%
$25 billion and more 0.020
Fund
% of Shares
Outstanding
Owned
Bond Portfolio 100.00%
All Cap Equity Portfolio 100.00
International Equity Portfolio 100.00
Large Cap Portfolio 100.00
U.S. 130/30 Equity 100.00

1940 Act Funds - April 30, 2026 (Unaudited) - Notes to Financial Statements - 109
and limitations. Interfund loans have a maximum duration of seven days and may be called on one business day's notice. During the six months ended April 30, 2026, none of the Funds engaged in interfund lending.
JPMorgan provides earnings credits for cash balances maintained in U.S. 130/30 Equity’s custody accounts, which are used to offset custody fees of the Fund. Credits earned, if any, are presented in the Statements of Operations.
5. Investment Transactions
For the six months ended April 30, 2026, purchases and sales of securities (excluding short-term securities) were as follows:
For the six months ended April 30, 2026, purchases and sales of U.S. Government securities (excluding short-term securities)
were as follows:
6. Portfolio Investment Risks
(a) Risks Associated with Foreign Securities and Currencies
Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of U.S.
issuers. These risks include foreign currency fluctuations, future disruptive political and economic developments and the possible imposition of exchange controls or other unfavorable foreign government laws and restrictions. In addition, investments in certain countries may carry risks of expropriation of assets, confiscatory taxation, political or social instability, or diplomatic developments that adversely affect investments in those countries.
Certain countries also may impose substantial restrictions on investments in their capital markets by foreign entities, including restrictions on investments in issuers in industries deemed sensitive to relevant national interests. These factors may limit the investment opportunities available and result in a lack of liquidity and high price volatility with respect to securities of issuers from developing countries.
(b) Risks Associated with Variable Rate Securities
Mortgage-Backed Securities — Mortgage-backed securities are fixed-income securities that give the holder the right to receive a portion of principal and/or interest payments made on a pool of residential or commercial mortgage loans. Such securities may be issued or guaranteed by U.S. government agencies or instrumentalities or may be issued by private issuers, generally originators in mortgage loans, including savings and loan associations, mortgage bankers, commercial banks, investment bankers, and special purpose entities. Adjustable rate mortgage-backed securities are collateralized by or represent interests in mortgage loans with variable rates of interest. These variable rates of interest reset periodically to align themselves with market rates. The Fund will not benefit from increases in interest rates to the extent that interest rates rise to the point where they cause the current coupon of the underlying adjustable rate mortgages to exceed any maximum allowable annual or lifetime reset limits (or “cap rates”) for a particular mortgage. During periods of declining interest rates, income to the Fund derived from adjustable rate mortgage-backed securities which remain in a mortgage pool will decrease in contrast to the income on fixed rate mortgage-backed securities, which will remain constant. Adjustable rate mortgages also have less potential for appreciation in value as interest rates decline than do fixed rate investments.
Asset-Backed Securities — Asset-backed securities are fixed-income securities issued by a trust or other legal entity established for the purpose of issuing securities and holding certain assets, such as credit card receivables or auto leases, which pay down over time and generate sufficient cash to pay holders of the securities. Almost any type of fixed-income assets may be used to create an asset-backed security, including other fixed-income securities or derivative instruments such as swaps. Payments or distributions of principal and interest on asset-backed securities may be supported by nongovernmental credit enhancements similar to those utilized in connection with mortgage-backed securities. The credit quality of most asset-backed securities depends primarily on the credit quality of the assets underlying such securities, how well the entity issuing the security is insulated from the credit risk of the originator or any other affiliated entities, and the amount and quality of any credit enhancement of the securities.
Fund Purchases Sales
Bond Portfolio $ 2,540,017,496 $ 1,973,533,119
All Cap Equity Portfolio 385,623,274 882,705,379
International Equity Portfolio 645,355,761 451,162,906
Large Cap Portfolio 1,644,548,691 948,809,337
U.S. 130/30 Equity 179,821,326 178,724,625
Fund Purchases Sales
Bond Portfolio $ 460,788,716 $ 301,411,577

110 - Notes to Financial Statements - April 30, 2026 (Unaudited) - 1940 Act Funds
To the extent a security interest exists, it may be more difficult for the issuer to enforce the security interest as compared to mortgage-backed securities.
Collateralized Mortgage Obligations (“CMOs”) and Multiclass Pass-Through Securities — CMOs are multi-class debt obligations which are collateralized by mortgage loans or pass-through certificates. Multiclass pass-through securities are interests in a trust composed of whole loans or private pass-throughs (referred to as “Mortgage Assets”). Often, CMOs are collateralized by
Government National Mortgage Association Pass-Through Certificates (“Ginnie Maes”), Federal National Mortgage Association
Pass-Through Certificates (“Fannie Maes”), or Federal Home Loan Mortgage Corporation Pass-Through Certificates (“Freddie
Macs”), but also may be collateralized by Mortgage Assets. Payments of principal and interest on the Mortgage Assets, and any reinvestment income thereon, provide the funds to pay debt service on the CMOs or make scheduled distributions on the multiclass pass-through securities. CMOs may be issued by agencies or instrumentalities of the U.S. government, or by private originators of, or investors in, mortgage loans, including savings and loan associations, mortgage banks, commercial banks, investment banks and special purpose subsidiaries of the foregoing. In order to form a CMO, the issuer assembles a package of traditional mortgage-backed pass-through securities, or actual mortgage loans, and uses them as collateral for a multi-class security. Each class of CMOs, often referred to as a “tranche,” is issued at a specified fixed or floating coupon rate and has a stated
maturity or final distribution date. Principal prepayments on the Mortgage Assets may cause the CMOs to be retired substantially earlier than their stated maturities or final distribution dates. Interest is paid or accrues on all classes of the CMOs on a monthly, quarterly or semi-annual basis. As market conditions change, and particularly during periods of rapid or unanticipated changes in market interest rates, the attractiveness of the CMO classes and the ability of the structure to provide the anticipated investment characteristics may be reduced significantly. Such changes can result in volatility in the market value, and in some instances reduced liquidity, of the CMO class.
Stripped Mortgage Securities — Stripped mortgage securities are derivative multiclass mortgage securities. Stripped mortgage securities are structured with two or more classes of securities that receive different proportions of the interest and principal distributions on a pool of mortgage assets. A common type of stripped mortgage security will have at least one class receiving only a small portion of the interest and a larger portion of the principal from the mortgage assets, while the other class will receive primarily interest and only a small portion of the principal. In the most extreme case, one class will receive all of the interest (“IO” or interest-only), while the other class will receive the entire principal (“PO” or principal-only class). The yield to maturity on IOs, POs and other mortgage-backed securities that are purchased at a substantial premium or discount generally are extremely sensitive not only to changes in prevailing interest rates but also to the rate of principal payments (including prepayments) on the related underlying mortgage assets, and a rapid rate of principal payments may have a material adverse effect on such securities’ yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Fund may fail to fully recoup its initial investment in these securities even if the securities have received the highest rating by a nationally recognized statistical rating organization.
Collateralized Debt Obligations (“CDOs”) — CDOs are a type of asset-backed security and include, among other things, collateralized bond obligations (“CBOs”), collateralized loan obligations (“CLOs”) and other similarly structured securities. A CBO is a trust which is backed by a diversified pool of high risk, below investment grade fixed-income securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans.
Normally, CBOs, CLOs and other CDOs are privately offered and sold, and thus are not registered under the securities laws. As a result, investments in CDOs may be characterized by the Fund as illiquid securities. In addition to the risks associated with debt instruments (e.g., interest rate risk and credit risk), CDOs carry additional risks including, but not limited to: (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments; (ii) the quality of the collateral may decline in value or default; (iii) the possibility that the Fund may invest in CDOs that are subordinate to other classes; and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.
(c) Risks Associated with REIT and Real Estate Investments
Investments in REITs and in real estate securities carry certain risks associated with direct ownership of real estate and with the real estate industry in general. These risks include possible declines in the value of real estate, possible lack of availability of mortgage funds, unexpected vacancies of properties, and the relative lack of liquidity associated with investments in real estate.
(d) Risks Associated with Interest Rates
Prices of fixed-income securities generally increase when interest rates decline and decrease when interest rates increase. Prices of longer-term securities generally change more in response to interest rate changes than prices of shorter-term securities. To the extent a Fund invests a substantial portion of its assets in fixed-income securities with longer-term maturities, rising interest rates are more likely to cause the value of the Fund’s investments to decline significantly.

1940 Act Funds - April 30, 2026 (Unaudited) - Notes to Financial Statements - 111
7. Indemnifications
Under the Trust’s organizational documents, the Trust’s Officers and Trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into indemnification agreements with its
Trustees and certain of its Officers. Trust Officers receive no compensation from the Trust for serving as its Officers. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications.
The Trust’s maximum liability under these arrangements is unknown, as this would involve future claims made against the Trust.
Based on experience, however, the Trust expects the risk of loss to be remote.
8. New Accounting Pronouncements
On September 20, 2023, the SEC adopted amendments to the current rule regarding registered fund names, as well as certain forms and disclosure requirements. The amendments are intended to modernize and enhance the investor protections provided by Rule 35d-1 under the 1940 Act given the important information that fund names can convey to investors. Management is currently evaluating the implications of the new rule and the impact on the Funds’ financial statement disclosures and reporting requirements.
9. Other
As of April 30, 2026, the Funds had individual shareholder accounts and/or omnibus shareholder accounts (comprising a group of individual shareholders), which held more than 10% of the total shares outstanding of the Funds as detailed in the following table.
10. Recaptured Brokerage Commissions
During the six months ended April 30, 2026, the Funds recaptured the following amounts of brokerage commissions:
11. Federal Tax Information
As of April 30, 2026, the tax cost of investments (including derivative contracts) and the breakdown of unrealized appreciation/
(depreciation) for each Fund was as follows:
12. Subsequent Events
Management has evaluated the impact of subsequent events on the Funds and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.
Fund % of Shares
Number of
Accounts
Bond Portfolio 32.83% 3(a)
All Cap Equity Portfolio 28.66 2(a)
International Equity Portfolio 49.94 4(a)
Large Cap Portfolio 23.96 2(a)
U.S. 130/30 Equity 62.35 3(a)
(a) All or a portion of the accounts are the accounts of affiliated funds.
Fund Amount
All Cap Equity Portfolio $ 23,465
International Equity Portfolio 4,671
Large Cap Portfolio 14,809
U.S. 130/30 Equity 145
Fund
Tax Cost of
Investments
Unrealized
Appreciation
Unrealized
Depreciation
Net Unrealized
Appreciation/
(Depreciation)
Bond Portfolio $ 1,552,968,387 $ 15,363,273 $ (41,696,001) $ (26,332,728)
All Cap Equity Portfolio 1,175,284,181 416,023,919 (35,358,627) 380,665,292
International Equity Portfolio 878,748,654 243,817,889 (34,560,199) 209,257,690
Large Cap Portfolio 1,775,362,692 255,161,233 (105,680,797) 149,480,436
U.S. 130/30 Equity 300,423,318 86,902,256 (22,870,959) 64,031,297

P.O. Box 701
Milwaukee, WI 53201-0701
nationwide.com/mutualfunds
SAR-40 (6-26)
You may request, free of charge, a paper or electronic copy of the Fund's summary prospectus, statutory prospectus, Statement of Additional Information (SAI), shareholder report at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/
index.html , and financial statements and other information filed with the Securities and Exchange Commission on Form N-CSR by calling 1-800-848-0920 or by contacting your financial intermediary.
These documents outline investment objectives, risks, fees, charges and expenses, and other information that you should read and consider carefully before investing.
Distributor
Nationwide Funds are distributed by Nationwide Fund Distributors LLC (NFD), Member FINRA, Columbus, Ohio. Nationwide Life
Insurance Company, Nationwide Life and Annuity Company, Nationwide Investment Services Corporation, and Nationwide Fund
Distributors are separate but affiliated companies. Except for Nationwide Asset Management, LLC, NFD is not affiliated with any subadviser retained by Nationwide Fund Advisors.
Nationwide, the Nationwide N and Eagle, and Nationwide is on your side are service marks of Nationwide Mutual Insurance
Company .
© 202 6 Nationwide Mutual Insurance Company and affiliated companies.

Semi-Annual Financial Statements
April 30, 2026 (Unaudited)
Nationwide Mutual Funds
International Funds
Nationwide Bailard International Equities Fund
Nationwide International Small Cap Fund
Nationwide Schroders Global Equity Fund
(formerly, Nationwide Global Sustainable Equity Fund)
Nationwide Strategic Income Fund
(formerly, Nationwide Amundi Strategic Income Fund)
IMPORTANT INFORMATION
If you wish to receive shareholder reports and other Fund documents electronically, you may elect e-Delivery by:
- Call 1-800-848-0920
- Logging in to your account at https://www.nationwide.com/personal/investing/mutual-funds/
and selecting Log in
- Contacting your financial intermediary (such as a broker-dealer or bank).
You can access the Fund’s most recent shareholder report and other Fund documents online at:
https://www.nationwide.com/personal/investing/mutual-funds/prospectuses-fund-documents/

Nationwide Funds
®
Important Disclosure Information
Third-party information has been obtained from sources that Nationwide Fund Advisors (NFA), the Funds' investment adviser, believes to be reliable. Portfolio composition is as of the date of this report and is subject to change at any time without notice.
NFA, its affiliated advisers, and their employees may hold positions in the securities discussed in this report.
This material is not a recommendation to buy, sell, hold, or roll over any asset, adopt any investment strategy, retain any investment manager, or use any particular account type. Investors should discuss their specific circumstances with their financial professional.
Statement Regarding Availability of Quarterly Portfolio Holdings
The Trust files complete schedules of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-PORT. In addition, the Nationwide Government Money Market Fund files a complete schedule of portfolio holdings each month on Form N-MFP. These filings are available on the Securities and Exchange Commission's website at http://www.sec.gov/ .
Copies of the Funds' first- and third-quarter portfolio holdings and other Fund documents are also available free of charge at:
https://www.nationwide.com/personal/investing/mutual-funds/prospectuses-fund-documents/
You may also request this information free of charge by calling 1-800-848-0920.
Statement Regarding Availability of Proxy Voting Record
Federal law requires the Trust and each of its investment advisers and subadvisers to adopt proxy voting policies and procedures and to provide a summary of those policies and procedures.
Information about the Funds' proxy voting policies and procedures, as well as how the Funds voted for proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available free of charge:
- By calling 1-800-848-0920
- At https://www.nationwide.com/personal/investing/mutual-funds/proxy-voting/
- On the Securities and Exchange Commission's website at http://www.sec.gov /

Statement of Investments 2
Statements of Assets and Liabilities 42
Statements of Operations 46
Statements of Changes in Net Assets 48
Financial Highlights 54
Notes to Financial Statements 58

2 - Statement of Investments - April 30, 2026 (Unaudited) - Nationwide Bailard International Equities Fund
Common Stocks 98 .7%
Shares Value ($)
AUSTRALIA 2 .4%
Banks 0 .2%
National Australia Bank Ltd. 21,000 605,336
Broadline Retail 0 .3%
Wesfarmers Ltd. 17,000 898,502
Consumer Staples Distribution & Retail 0 .3%
Coles Group Ltd. 50,000 797,199
Metals & Mining 1 .6%
BHP Group Ltd. 80,000 3,166,853
Rio Tinto plc 16,000 1,598,524
4,765,377
7,066,414
AUSTRIA 0 .4%
Banks 0 .4%
Erste Group Bank AG 10,000 1,117,280
BELGIUM 0 .4%
Banks 0 .4%
KBC Group NV 8,000 1,067,613
BRAZIL 1 .1%
Banks 0 .6%
Itau Unibanco Holding SA, ADR 185,400 1,612,980
Chemicals 0 .5%
Yara International ASA 28,000 1,629,127
3,242,107
CANADA 3 .0%
Banks 0 .7%
Canadian Imperial Bank of
Commerce (a) 18,000 2,008,510
Chemicals 0 .3%
Nutrien Ltd. 13,000 988,000
Construction & Engineering 0 .2%
Stantec, Inc. 7,800 712,385
Consumer Staples Distribution & Retail 0 .3%
Loblaw Cos. Ltd. 20,000 922,001
Metals & Mining 0 .5%
Kinross Gold Corp. 48,000 1,451,520
Oil, Gas & Consumable Fuels 1 .0%
Suncor Energy, Inc. 36,000 2,466,875
8,549,291
CHINA 1 .7%
Automobiles 0 .3%
BYD Co. Ltd., Class H 60,000 794,435
Banks 0 .6%
BOC Hong Kong Holdings Ltd. 290,000 1,666,104
Broadline Retail 0 .4%
Alibaba Group Holding Ltd., ADR
(a) 5,000 659,400
PDD Holdings, Inc., ADR *(a) 5,000 499,400
1,158,800
Interactive Media & Services 0 .4%
Tencent Holdings Ltd. 20,000 1,214,301
4,833,640
Common Stocks
Shares Value ($)
DENMARK 0 .8%
Banks 0 .4%
Danske Bank A/S 23,000 1,181,615
Pharmaceuticals 0 .4%
Novo Nordisk A/S, Class B 25,000 1,052,694
2,234,309
FINLAND 1 .3%
Machinery 0 .9%
Kone OYJ, Class B 20,000 1,272,704
Wartsila OYJ Abp 35,000 1,469,754
2,742,458
Pharmaceuticals 0 .4%
Orion OYJ, Class B 13,000 1,050,133
3,792,591
FRANCE 5 .8%
Aerospace & Defense 1 .1%
Airbus SE 5,000 1,036,652
Safran SA 6,700 2,136,253
3,172,905
Banks 0 .4%
BNP Paribas SA 10,000 1,052,450
Chemicals 0 .4%
Air Liquide SA 6,000 1,291,557
Construction & Engineering 0 .7%
Eiffage SA 12,000 1,936,269
Diversified Telecommunication Services 0 .7%
Orange SA 100,000 2,089,436
Food Products 0 .6%
Danone SA 22,000 1,725,192
Insurance 0 .2%
AXA SA 15,000 722,556
Oil, Gas & Consumable Fuels 1 .2%
TotalEnergies SE 35,000 3,258,996
Textiles, Apparel & Luxury Goods 0 .5%
Hermes International SCA 300 574,729
LVMH Moet Hennessy Louis
Vuitton SE 1,800 955,166
1,529,895
16,779,256
GERMANY 8 .9%
Aerospace & Defense 0 .5%
Rheinmetall AG 950 1,513,036
Air Freight & Logistics 0 .7%
Deutsche Post AG 35,000 2,067,279
Construction Materials 0 .6%
Heidelberg Materials AG 8,000 1,771,950
Diversified Telecommunication Services 0 .7%
Deutsche Telekom AG
(Registered) 66,000 2,136,409
Electrical Equipment 1 .0%
Siemens Energy AG 14,000 2,969,540
Industrial Conglomerates 1 .3%
Siemens AG (Registered) 12,500 3,712,680
Insurance 0 .9%
Allianz SE (Registered) 2,800 1,280,132

Nationwide Bailard International Equities Fund - April 30, 2026 (Unaudited) - Statement of Investments - 3
Common Stocks
Shares Value ($)
GERMANY
Insurance
Muenchener Rueckversicherungs-
Gesellschaft AG in Muenchen
(Registered) 2,000 1,198,597
2,478,729
Machinery 0 .3%
GEA Group AG 12,000 822,695
Multi-Utilities 0 .8%
E.ON SE 100,000 2,215,076
Pharmaceuticals 0 .4%
Bayer AG (Registered) 25,000 1,116,297
Semiconductors & Semiconductor Equipment 0 .6%
Infineon Technologies AG 28,000 1,881,732
Software 1 .1%
SAP SE 18,500 3,167,484
25,852,907
GREECE 0 .3%
Banks 0 .3%
Alpha Bank SA 200,000 806,790
HONG KONG 1 .0%
Food Products 0 .5%
WH Group Ltd. Reg. S (b) 1,100,000 1,348,318
Insurance 0 .5%
AIA Group Ltd. 130,000 1,431,801
2,780,119
INDONESIA 0 .5%
Industrial Conglomerates 0 .5%
Jardine Matheson Holdings Ltd. 21,914 1,490,524
IRELAND 0 .4%
Banks 0 .4%
AIB Group plc 100,000 1,138,599
ISRAEL 0 .6%
Banks 0 .6%
Bank Hapoalim BM 65,000 1,745,335
ITALY 3 .8%
Banks 1 .3%
Intesa Sanpaolo SpA 280,000 1,902,638
UniCredit SpA 20,000 1,545,606
3,448,244
Electric Utilities 1 .0%
Enel SpA 250,000 2,916,831
Electrical Equipment 0 .8%
Prysmian SpA 16,000 2,424,655
Insurance 0 .3%
Generali 20,000 895,555
Passenger Airlines 0 .2%
Ryanair Holdings plc 25,000 667,713
Pharmaceuticals 0 .2%
Recordati Industria Chimica e
Farmaceutica SpA 12,000 699,483
11,052,481
JAPAN 22 .8%
Automobiles 1 .0%
Honda Motor Co. Ltd. 75,000 606,183
Common Stocks
Shares Value ($)
JAPAN
Automobiles
Suzuki Motor Corp. 95,000 1,060,311
Toyota Motor Corp. 60,000 1,148,214
2,814,708
Banks 2 .7%
Japan Post Bank Co. Ltd. 80,000 1,386,685
Mitsubishi UFJ Financial Group,
Inc. 160,000 2,900,235
Mizuho Financial Group, Inc. 20,000 867,020
Sumitomo Mitsui Financial Group,
Inc. 35,000 1,232,502
Sumitomo Mitsui Trust Group, Inc. 50,000 1,665,771
8,052,213
Beverages 0 .9%
Asahi Group Holdings Ltd. 125,000 1,238,247
Kirin Holdings Co. Ltd. (a) 85,000 1,341,717
2,579,964
Building Products 0 .3%
Daikin Industries Ltd. 7,000 997,404
Chemicals 1 .2%
Mitsubishi Chemical Group Corp.
(a) 150,000 876,351
Nitto Denko Corp. 80,000 1,544,070
Shin-Etsu Chemical Co. Ltd. 20,000 931,967
3,352,388
Consumer Staples Distribution & Retail 0 .5%
Seven & i Holdings Co. Ltd. 110,000 1,313,908
Electrical Equipment 0 .6%
Mitsubishi Electric Corp. 45,000 1,807,099
Electronic Equipment, Instruments & Components 0 .7%
Murata Manufacturing Co. Ltd. 60,000 1,997,232
Financial Services 0 .4%
ORIX Corp. 35,000 1,169,232
Health Care Equipment & Supplies 0 .3%
Hoya Corp. 5,000 936,063
Household Durables 1 .7%
Panasonic Holdings Corp. 125,000 2,580,276
Sony Group Corp. 110,000 2,199,332
4,779,608
Industrial Conglomerates 0 .8%
Hitachi Ltd. 70,000 2,201,266
Insurance 0 .4%
MS&AD Insurance Group
Holdings, Inc. 40,000 1,036,924
IT Services 0 .5%
NEC Corp. 55,000 1,468,736
Machinery 1 .4%
Kawasaki Heavy Industries Ltd. (a) 35,000 725,999
Komatsu Ltd. 39,000 1,648,482
Kubota Corp. 100,000 1,643,461
4,017,942
Personal Care Products 0 .3%
Kao Corp. 23,000 856,450
Pharmaceuticals 2 .2%
Astellas Pharma, Inc. 105,000 1,505,941
Daiichi Sankyo Co. Ltd. 80,000 1,327,313
Otsuka Holdings Co. Ltd. 26,000 1,904,706

4 - Statement of Investments - April 30, 2026 (Unaudited) - Nationwide Bailard International Equities Fund
Common Stocks
Shares Value ($)
JAPAN
Pharmaceuticals
Takeda Pharmaceutical Co. Ltd. 50,000 1,663,067
6,401,027
Professional Services 0 .5%
Recruit Holdings Co. Ltd. 31,000 1,447,135
Real Estate Management & Development 0 .7%
Daito Trust Construction Co. Ltd. 40,000 899,386
Daiwa House Industry Co. Ltd. 40,000 1,226,283
2,125,669
Semiconductors & Semiconductor Equipment 2 .7%
Advantest Corp. 13,000 2,435,123
Renesas Electronics Corp. 65,000 1,349,344
SCREEN Holdings Co. Ltd. (a) 26,000 1,717,591
Tokyo Electron Ltd. 9,000 2,669,783
8,171,841
Specialty Retail 0 .4%
Fast Retailing Co. Ltd. 2,500 1,172,685
Technology Hardware, Storage & Peripherals 0 .8%
Canon, Inc. 40,000 1,029,676
FUJIFILM Holdings Corp. 75,000 1,389,535
2,419,211
Trading Companies & Distributors 1 .0%
ITOCHU Corp. 85,000 1,059,792
Sumitomo Corp. 50,000 1,879,353
2,939,145
Wireless Telecommunication Services 0 .8%
KDDI Corp. 43,000 708,144
SoftBank Corp. 700,000 992,437
SoftBank Group Corp. 20,000 677,476
2,378,057
66,435,907
MACAU 0 .2%
Hotels, Restaurants & Leisure 0 .2%
Sands China Ltd. (a) 300,000 630,110
MEXICO 0 .7%
Banks 0 .3%
Grupo Financiero Banorte SAB de
CV, Class O 100,000 1,085,840
Wireless Telecommunication Services 0 .4%
America Movil SAB de CV, ADR
(a) 40,000 1,064,000
2,149,840
NETHERLANDS 4 .6%
Banks 0 .9%
ING Groep NV 85,000 2,465,421
Consumer Staples Distribution & Retail 0 .5%
Koninklijke Ahold Delhaize NV 30,000 1,409,811
Diversified Telecommunication Services 0 .3%
Koninklijke KPN NV 170,000 910,609
Food Products 0 .1%
Magnum Ice Cream Co. NV (The)
*(a) 10,600 154,550
Insurance 0 .3%
NN Group NV 9,000 788,354
Common Stocks
Shares Value ($)
NETHERLANDS
Semiconductors & Semiconductor Equipment 2 .5%
ASML Holding NV (Registered),
ADR 5,300 7,626,647
13,355,392
NORWAY 0 .9%
Diversified Telecommunication Services 0 .5%
Telenor ASA 80,000 1,316,794
Food Products 0 .4%
Orkla ASA 103,000 1,270,345
2,587,139
POLAND 0 .4%
Banks 0 .4%
Powszechna Kasa Oszczednosci
Bank Polski SA 40,000 1,046,079
PORTUGAL 0 .3%
Banks 0 .3%
Banco Comercial Portugues SA,
Class R 800,000 854,077
SINGAPORE 2 .3%
Aerospace & Defense 0 .2%
Singapore Technologies
Engineering Ltd. 80,000 678,504
Banks 0 .9%
DBS Group Holdings Ltd. 30,000 1,383,944
United Overseas Bank Ltd. 40,000 1,142,021
2,525,965
Broadline Retail 0 .3%
Sea Ltd., ADR * 10,000 848,800
Capital Markets 0 .6%
Singapore Exchange Ltd. 100,000 1,715,744
Diversified Telecommunication Services 0 .3%
Singapore Telecommunications
Ltd. 250,000 904,244
6,673,257
SOUTH KOREA 3 .9%
Automobiles 0 .7%
Kia Corp. 20,000 2,070,042
Banks 0 .3%
KB Financial Group, Inc. 8,000 868,295
Household Durables 0 .9%
LG Electronics, Inc. 26,000 2,503,889
Machinery 0 .3%
HD Hyundai Heavy Industries Co.
Ltd. 2,000 932,985
Semiconductors & Semiconductor Equipment 0 .6%
SK hynix, Inc. 2,000 1,759,933
Technology Hardware, Storage & Peripherals 1 .1%
Samsung Electronics Co. Ltd. 20,000 3,034,247
11,169,391
SPAIN 5 .6%
Banks 2 .0%
Banco Bilbao Vizcaya Argentaria
SA 175,000 3,870,350

Nationwide Bailard International Equities Fund - April 30, 2026 (Unaudited) - Statement of Investments - 5
Common Stocks
Shares Value ($)
SPAIN
Banks
CaixaBank SA 140,000 1,785,659
5,656,009
Construction & Engineering 1 .1%
ACS Actividades de Construccion
y Servicios SA 22,833 3,294,267
Electric Utilities 1 .4%
Endesa SA 37,000 1,660,323
Iberdrola SA 103,532 2,426,645
4,086,968
Specialty Retail 0 .6%
Industria de Diseno Textil SA (a) 30,000 1,797,566
Transportation Infrastructure 0 .5%
Aena SME SA Reg. S (b) 50,000 1,365,692
16,200,502
SWEDEN 2 .1%
Banks 0 .3%
Skandinaviska Enskilda Banken
AB, Class A 45,000 885,470
Commercial Services & Supplies 0 .5%
Securitas AB, Class B (a) 80,000 1,339,399
Communications Equipment 0 .6%
Telefonaktiebolaget LM Ericsson,
Class B 150,000 1,775,487
Machinery 0 .7%
Sandvik AB (a) 25,000 1,048,698
Volvo AB, Class B 30,000 1,046,258
2,094,956
6,095,312
SWITZERLAND 1 .8%
Capital Markets 0 .5%
UBS Group AG (Registered) 30,000 1,336,633
Electrical Equipment 0 .8%
ABB Ltd. (Registered) 23,000 2,312,071
Insurance 0 .2%
Zurich Insurance Group AG 1,000 693,094
Textiles, Apparel & Luxury Goods 0 .3%
Cie Financiere Richemont SA
(Registered) 4,500 858,807
5,200,605
TAIWAN 1 .6%
Semiconductors & Semiconductor Equipment 1 .6%
Alchip Technologies Ltd. 4,000 544,582
Taiwan Semiconductor
Manufacturing Co. Ltd., ADR 10,000 3,960,600
4,505,182
TURKEY 0 .6%
Aerospace & Defense 0 .6%
Aselsan Elektronik Sanayi ve
Ticaret A/S 200,000 1,861,443
UNITED KINGDOM 10 .4%
Aerospace & Defense 1 .2%
BAE Systems plc 45,000 1,251,482
Rolls-Royce Holdings plc 135,000 2,202,056
3,453,538
Common Stocks
Shares Value ($)
UNITED KINGDOM
Banks 1 .4%
Barclays plc 200,000 1,168,000
HSBC Holdings plc 115,000 2,107,732
NatWest Group plc 100,000 791,808
4,067,540
Broadline Retail 0 .5%
Next plc 9,000 1,587,336
Capital Markets 0 .4%
3i Group plc 30,000 1,044,793
Diversified Consumer Services 0 .4%
Pearson plc 75,000 1,103,725
Hotels, Restaurants & Leisure 0 .3%
Compass Group plc 35,000 989,977
Household Products 0 .4%
Reckitt Benckiser Group plc 19,200 1,221,507
Insurance 0 .7%
Admiral Group plc 43,000 1,976,156
Multi-Utilities 0 .6%
Centrica plc 615,000 1,802,171
Personal Care Products 0 .7%
Unilever plc 32,611 1,906,100
Pharmaceuticals 2 .8%
AstraZeneca plc 28,000 5,246,361
GSK plc 100,000 2,627,836
7,874,197
Professional Services 0 .8%
Intertek Group plc 17,000 1,104,498
RELX plc 36,000 1,314,999
2,419,497
Software 0 .2%
Sage Group plc (The) 50,000 599,227
30,045,764
UNITED STATES 8 .1%
Construction & Engineering 0 .6%
Ferrovial SE 24,174 1,661,499
Electrical Equipment 0 .8%
Schneider Electric SE 7,000 2,210,697
Entertainment 0 .3%
Spotify Technology SA * 2,000 893,100
Food Products 0 .7%
Nestle SA (Registered) 19,000 1,927,146
Hotels, Restaurants & Leisure 0 .5%
InterContinental Hotels Group plc 10,000 1,447,336
Oil, Gas & Consumable Fuels 1 .8%
BP plc 300,000 2,367,989
Shell plc 62,000 2,814,501
5,182,490
Pharmaceuticals 3 .4%
Haleon plc 150,000 691,995
Novartis AG (Registered) 30,000 4,458,633
Roche Holding AG 10,000 4,094,241
Sanofi SA 10,000 934,199
10,179,068
23,501,336
Total Common Stocks
(cost $186,705,967) 285,860,592

6 - Statement of Investments - April 30, 2026 (Unaudited) - Nationwide Bailard International Equities Fund
Short-Term Investments 0 .1%
Shares Value ($)
Money Market Funds 0 .1%
Invesco Government & Agency
Portfolio, Institutional Shares,
3.58% (c)(d) 200,000 200,000
Morgan Stanley Institutional
Liquidity Fund - Government
Portfolio, Institutional Shares,
3.57% (c)(d) 100,000 100,000
Total Short-Term Investment
(cost $300,000) 300,000
Repurchase Agreements 3 .0%
Principal
Amount ($) Value ($)
CF Secured, LLC, 3.61%,
dated 4/30/2026, due
5/1/2026, repurchase price
$3,700,791, collateralized by
U.S. Government Treasury
Securities, ranging from
0.00% - 6.13%, maturing
5/15/2026 - 2/15/2056; total
market value $3,774,807.(d)
(e) 3,700,420 3,700,420
Marex Capital Markets, Inc.,
3.69%, dated 4/30/2026, due
5/1/2026, repurchase price
$5,000,513, collateralized by
U.S. Government Treasury
Securities, ranging from
0.00% - 4.75%, maturing
6/11/2026 - 2/15/2056; total
market value $5,100,524.(d)
(e) 5,000,000 5,000,000
Total Repurchase Agreements
(cost $8,700,420) 8,700,420
Total Investments
(cost $195,706,387) — 101.8% 294,861,012
Liabilities in excess of other assets — (1.8)% (5,335,347)
NET ASSETS — 100.0%
$289,525,665
* Denotes a non-income producing security.
(a) The security or a portion of this security is on loan as of
April 30, 2026. The total value of securities on loan as of
April 30, 2026 was $9,765,636, which was collateralized
by cash used to purchase money market funds and
repurchase agreements with a value of $300,000 and
$8,700,420, respectively, and by $1,049,107 of collateral
in the form of  U.S. Government Treasury Securities,
interest rates ranging from 0.00% - 6.25%, and maturity
dates ranging from 5/15/2026 - 11/15/2055, a total value of
$10,049,527.
(b) Rule 144A, Section 4(2), or other security which is
restricted as to sale to institutional investors. These
securities were deemed liquid pursuant to procedures
approved by the Board of Trustees. The liquidity
determination is unaudited. The aggregate value of these
securities as of April 30, 2026 was $2,714,010 which
represents 0.94% of net assets.
(c) Represents 7-day effective yield as of April 30, 2026.
(d) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of April 30, 2026 was $9,000,420.
(e) Please refer to Note 2 for additional information on the joint repurchase agreement.
ADR American Depositary Receipt
Reg. S Regulation S - Security was purchased
pursuant to Regulation S under the Securities
Act of 1933, which exempts from registration
securities offered and sold outside of the
United States. Such security cannot be sold
in the United States without either an effective
registration statement filed pursuant to the
Securities Act of 1933 or pursuant to an
exemption from registration. Currently there is
no restriction on trading this security.
The accompanying notes are an integral part of these financial statements.

Nationwide International Small Cap Fund - April 30, 2026 (Unaudited) - Statement of Investments - 7
Common Stocks 96 .1%
Shares Value ($)
AUSTRALIA 3 .5%
Banks 0 .3%
Judo Capital Holdings Ltd. * 768,965 806,310
Chemicals 0 .5%
Nufarm Ltd. *(a) 175,451 312,553
Orica Ltd. 77,669 1,185,591
1,498,144
Containers & Packaging 0 .1%
Orora Ltd. (a) 376,938 359,055
Diversified REITs 0 .7%
Charter Hall Group 130,562 1,917,663
Financial Services 0 .8%
Challenger Ltd. 298,841 1,863,800
Liberty Financial Group Ltd. Reg.
S 322,107 773,527
2,637,327
Metals & Mining 0 .6%
Genesis Minerals Ltd. * 326,745 1,393,515
PLS Group Ltd. * 79,680 351,502
1,745,017
Oil, Gas & Consumable Fuels 0 .4%
Whitehaven Coal Ltd. (a) 77,970 470,815
Yancoal Australia Ltd. 124,592 691,014
1,161,829
Specialty Retail 0 .1%
Super Retail Group Ltd. (a) 26,393 226,297
10,351,642
AUSTRIA 2 .2%
Banks 1 .7%
Addiko Bank AG * 6,034 196,692
BAWAG Group AG Reg. S (b) 28,132 4,850,908
5,047,600
Construction Materials 0 .5%
Wienerberger AG 49,052 1,431,734
6,479,334
BELGIUM 1 .9%
Banks 0 .5%
KBC Ancora 17,276 1,588,023
Health Care REITs 0 .6%
Aedifica SA 19,204 1,627,017
Real Estate Management & Development 0 .8%
VGP NV (a) 23,220 2,402,227
5,617,267
BRAZIL 1 .2%
Ground Transportation 0 .3%
Rumo SA 309,462 983,044
Software 0 .7%
TOTVS SA 310,849 2,000,010
Wireless Telecommunication Services 0 .2%
TIM SA 115,132 598,701
3,581,755
CANADA 5 .3%
Biotechnology 0 .2%
Xenon Pharmaceuticals, Inc. * 8,644 484,410
Chemicals 0 .4%
Methanex Corp. (a) 17,978 1,176,342
Common Stocks
Shares Value ($)
CANADA
Metals & Mining 3 .3%
Alphamin Resources Corp. 1,617,122 1,630,992
Collective Mining Ltd. * 65,066 1,185,065
Faraday Copper Corp. * 378,914 1,305,494
Hemlo Mining Corp. * 158,986 614,478
LunR Royalties Corp. * 88,536 1,502,378
Mogotes Metals, Inc. * 1,032,948 190,111
Montage Gold Corp. * 107,621 1,063,256
NGEx Minerals Ltd. * 64,603 1,195,180
Talon Metals Corp. *(a) 219,879 1,194,616
9,881,570
Oil, Gas & Consumable Fuels 0 .7%
PrairieSky Royalty Ltd. (a) 50,999 1,288,162
Topaz Energy Corp. 37,542 871,701
2,159,863
Software 0 .7%
Descartes Systems Group, Inc.
(The) *(a) 31,213 2,252,134
15,954,319
CHINA 1 .5%
Automobile Components 0 .0%
†
Hesai Group, ADR *(a) 2,538 57,562
Minth Group Ltd. 20,137 88,363
145,925
Automobiles 0 .1%
Yadea Group Holdings Ltd. Reg.
S (b) 130,716 200,446
Gas Utilities 0 .6%
ENN Energy Holdings Ltd. 234,295 1,828,420
Health Care Equipment & Supplies 0 .1%
Shandong Weigao Group Medical
Polymer Co. Ltd., Class H 576,234 254,960
Life Sciences Tools & Services 0 .2%
Hangzhou Tigermed Consulting
Co. Ltd., Class H Reg. S (b) 93,816 485,857
Machinery 0 .3%
Airtac International Group 18,391 849,953
Professional Services 0 .1%
Kanzhun Ltd., ADR 16,795 227,068
Software 0 .1%
Pony AI, Inc., ADR *(a) 18,748 185,043
Specialty Retail 0 .0%
†
Zhongsheng Group Holdings Ltd. 85,227 77,474
4,255,146
CYPRUS 0 .5%
Banks 0 .5%
Bank of Cyprus Holdings plc 139,128 1,494,185
DENMARK 2 .2%
Beverages 0 .6%
Royal Unibrew A/S 22,966 1,535,281
Biotechnology 0 .2%
Ascendis Pharma A/S *(a) 3,128 717,501
Building Products 0 .4%
ROCKWOOL A/S, Class B 37,344 1,084,378

8 - Statement of Investments - April 30, 2026 (Unaudited) - Nationwide International Small Cap Fund
Common Stocks
Shares Value ($)
DENMARK
Insurance 0 .1%
Alm Brand A/S 142,290 332,894
Machinery 0 .5%
FLSmidth & Co. A/S 20,405 1,511,388
Pharmaceuticals 0 .4%
ALK-Abello A/S, Class B 31,153 1,171,998
6,353,440
FINLAND 0 .9%
Chemicals 0 .4%
Kemira OYJ 50,198 1,044,358
Machinery 0 .5%
Konecranes OYJ (a) 48,614 1,609,314
2,653,672
FRANCE 2 .9%
Automobile Components 0 .3%
Valeo SE 59,795 754,012
Chemicals 0 .2%
Arkema SA 6,396 466,072
Energy Equipment & Services 0 .4%
Vallourec SACA (a) 37,487 1,129,017
Ground Transportation 0 .6%
Ayvens SA Reg. S (b) 139,635 1,888,593
Household Durables 0 .1%
SEB SA 6,259 386,214
Media 0 .9%
JCDecaux SE 120,484 2,679,785
Pharmaceuticals 0 .4%
Medincell SA *(a) 39,288 1,141,806
8,445,499
GERMANY 1 .2%
Automobile Components 0 .3%
Aumovio SE * 18,815 814,632
Biotechnology 0 .2%
Immatics NV * 65,689 721,922
Diversified Telecommunication Services 0 .7%
United Internet AG (Registered) 63,277 1,985,121
3,521,675
GREECE 1 .1%
Banks 0 .3%
Alpha Bank SA 201,643 813,418
Diversified Telecommunication Services 0 .8%
Hellenic Telecommunications
Organization SA 110,807 2,370,774
3,184,192
HONG KONG 2 .2%
Banks 0 .4%
Dah Sing Financial Holdings Ltd. 232,726 1,231,113
Real Estate Management & Development 1 .5%
Hysan Development Co. Ltd. 1,296,673 3,259,376
Kerry Properties Ltd. 393,500 1,193,845
4,453,221
Common Stocks
Shares Value ($)
HONG KONG
Textiles, Apparel & Luxury Goods 0 .3%
Stella International Holdings Ltd.
(a) 429,016 814,134
6,498,468
INDIA 0 .3%
Hotels, Restaurants & Leisure 0 .2%
MakeMyTrip Ltd. *(a) 12,212 576,529
Machinery 0 .1%
Ashok Leyland Ltd. 177,842 305,169
881,698
IRELAND 0 .4%
Residential REITs 0 .4%
Irish Residential Properties REIT
plc 858,819 1,085,348
ISRAEL 5 .1%
Banks 0 .4%
First International Bank of Israel
Ltd. (The) 12,479 1,045,044
Insurance 0 .6%
Harel Insurance Investments &
Financial Services Ltd. 2,239 140,098
Menora Mivtachim Holdings Ltd. 4,116 676,914
Phoenix Financial Ltd. 16,301 982,816
1,799,828
IT Services 0 .7%
Wix.com Ltd. * 26,495 1,978,912
Real Estate Management & Development 0 .7%
Melisron Ltd. 14,413 2,142,990
Semiconductors & Semiconductor Equipment 1 .8%
Camtek Ltd. *(a) 10,681 2,049,897
Nova Ltd. *(a) 3,512 1,757,510
Tower Semiconductor Ltd. *(a) 7,129 1,575,865
5,383,272
Software 0 .9%
Cellebrite DI Ltd. * 144,101 1,873,313
SimilarWeb Ltd. * 272,065 764,503
2,637,816
14,987,862
ITALY 1 .9%
Capital Markets 0 .0%
†
Azimut Holding SpA 1,382 58,685
Energy Equipment & Services 0 .3%
Saipem SpA (a) 184,157 995,405
Gas Utilities 1 .1%
Italgas SpA 262,613 3,174,810
Household Durables 0 .5%
De' Longhi SpA 35,321 1,380,764
5,609,664
JAPAN 32 .7%
Automobile Components 0 .6%
Koito Manufacturing Co. Ltd. 44,708 726,272
Sumitomo Rubber Industries Ltd.
(a) 30,725 396,344
Toyoda Gosei Co. Ltd. 17,800 529,489
1,652,105

Nationwide International Small Cap Fund - April 30, 2026 (Unaudited) - Statement of Investments - 9
Common Stocks
Shares Value ($)
JAPAN
Banks 4 .0%
Fukuoka Financial Group, Inc. 73,688 3,037,156
Hachijuni Nagano Bank Ltd. (a) 95,316 1,302,429
Hokuhoku Financial Group, Inc. (a) 54,300 2,081,491
Kyoto Financial Group, Inc. 57,733 1,608,930
Mebuki Financial Group, Inc. (a) 464,160 3,888,732
Tochigi Bank Ltd. (The) 33,996 209,058
12,127,796
Broadline Retail 0 .3%
ASKUL Corp. (a) 110,929 832,941
Building Products 0 .3%
Nichias Corp. (a) 38,820 772,983
Chemicals 1 .7%
Denka Co. Ltd. (a) 51,046 1,346,735
MEC Co. Ltd. (a) 2,673 160,673
Mitsubishi Gas Chemical Co., Inc. 17,200 488,429
Nissan Chemical Corp. (a) 22,494 979,957
PILLAR Corp. (a) 11,282 664,355
Resonac Holdings Corp. 16,209 1,491,215
Shikoku Kasei Holdings Corp. 8,100 263,378
5,394,742
Commercial Services & Supplies 0 .5%
ALSOK Co. Ltd. 138,800 1,056,507
Daiei Kankyo Co. Ltd. (a) 19,990 480,766
1,537,273
Construction & Engineering 1 .9%
Penta-Ocean Construction Co.
Ltd. (a) 124,656 1,406,392
Sanki Engineering Co. Ltd. (a) 104,100 1,612,858
Shimizu Corp. 139,228 2,725,191
5,744,441
Consumer Finance 0 .5%
Marui Group Co. Ltd. 72,797 1,399,688
Consumer Staples Distribution & Retail 0 .2%
Sundrug Co. Ltd. 18,300 440,933
Containers & Packaging 0 .2%
FP Corp. 40,930 599,969
Distributors 0 .4%
PALTAC Corp. 40,317 1,190,602
Diversified REITs 0 .9%
Activia Properties, Inc. 2,829 2,541,740
Diversified Telecommunication Services 0 .2%
Vision, Inc. (a) 68,300 478,362
Electric Utilities 1 .0%
Kyushu Electric Power Co., Inc. 264,669 2,864,655
Electrical Equipment 1 .5%
Furukawa Electric Co. Ltd. 12,793 3,503,048
Sinfonia Technology Co. Ltd. (a) 9,319 858,154
4,361,202
Electronic Equipment, Instruments & Components 2 .5%
Canon Marketing Japan, Inc. 69,404 1,585,735
Ibiden Co. Ltd. (a) 26,876 2,343,773
Maruwa Co. Ltd. (a) 5,096 2,419,415
Omron Corp. 25,700 921,551
Shimadzu Corp. 15,700 366,034
7,636,508
Entertainment 0 .2%
Capcom Co. Ltd. 20,890 440,362
Common Stocks
Shares Value ($)
JAPAN
Financial Services 0 .3%
GMO Payment Gateway, Inc. (a) 15,870 792,528
Food Products 0 .5%
Morinaga & Co. Ltd. 27,700 472,907
Toyo Suisan Kaisha Ltd. 15,638 1,078,584
1,551,491
Health Care Equipment & Supplies 0 .4%
Asahi Intecc Co. Ltd. 51,267 1,094,721
Health Care Technology 0 .4%
M3, Inc. (a) 110,249 1,062,333
Hotels, Restaurants & Leisure 1 .2%
Resorttrust, Inc. 196,122 2,189,104
Tokyotokeiba Co. Ltd. (a) 39,787 1,408,130
3,597,234
Household Durables 0 .4%
Open House Group Co. Ltd. 20,860 1,226,325
Household Products 0 .1%
Lion Corp. 38,100 372,382
Leisure Products 0 .6%
Sega Sammy Holdings, Inc. (a) 118,307 1,725,383
Machinery 4 .8%
Harmonic Drive Systems, Inc. (a) 19,200 646,870
Hitachi Construction Machinery
Co. Ltd. 68,125 2,407,887
Hoshizaki Corp. (a) 47,695 1,552,658
Japan Steel Works Ltd. (The) (a) 18,663 1,140,335
MISUMI Group, Inc. 187,622 4,336,604
Nabtesco Corp. (a) 56,628 1,905,525
THK Co. Ltd. (a) 34,000 1,287,049
Yaskawa Electric Corp. 28,647 1,020,655
14,297,583
Metals & Mining 0 .6%
Mitsui Kinzoku Co. Ltd. 5,990 1,641,652
Oil, Gas & Consumable Fuels 0 .4%
Cosmo Energy Holdings Co. Ltd. 43,200 1,108,970
Personal Care Products 0 .3%
Rohto Pharmaceutical Co. Ltd. 50,789 748,076
Pharmaceuticals 0 .2%
Nxera Pharma Co. Ltd. *(a) 92,451 577,399
Professional Services 0 .6%
BayCurrent, Inc. 20,849 684,179
Persol Holdings Co. Ltd. (a) 622,763 933,351
Visional, Inc. * 5,570 264,316
1,881,846
Real Estate Management & Development 1 .4%
Nomura Real Estate Holdings, Inc.
(a) 416,000 2,716,988
Relo Group, Inc. (a) 55,629 696,501
Tokyu Fudosan Holdings Corp. 84,064 721,678
4,135,167
Semiconductors & Semiconductor Equipment 1 .5%
Kokusai Electric Corp. 56,586 2,331,868
Ulvac, Inc. (a) 31,132 1,961,476
4,293,344
Software 0 .2%
Sansan, Inc. * 55,530 448,764
Specialty Retail 1 .7%
ABC-Mart, Inc. 94,438 1,610,639

10 - Statement of Investments - April 30, 2026 (Unaudited) - Nationwide International Small Cap Fund
Common Stocks
Shares Value ($)
JAPAN
Specialty Retail
and ST HD Co. Ltd. (a) 69,213 1,328,054
Shimamura Co. Ltd. 106,595 2,232,399
5,171,092
Textiles, Apparel & Luxury Goods 0 .2%
Goldwin, Inc. 31,100 441,362
96,183,954
MEXICO 0 .6%
Oil, Gas & Consumable Fuels 0 .4%
Esentia Energy Development SAB
de CV * 268,400 914,206
Transportation Infrastructure 0 .2%
Grupo Aeroportuario del Sureste
SAB de CV, Class B 23,082 703,407
1,617,613
NETHERLANDS 4 .4%
Energy Equipment & Services 0 .3%
SBM Offshore NV 23,436 1,002,592
Oil, Gas & Consumable Fuels 0 .3%
Koninklijke Vopak NV 18,298 915,935
Pharmaceuticals 0 .4%
Pharvaris NV * 39,257 1,217,360
Professional Services 2 .4%
Arcadis NV (a) 156,468 6,728,384
Retail REITs 1 .0%
Wereldhave NV 114,074 2,950,214
12,814,485
NORWAY 0 .8%
Broadline Retail 0 .4%
Europris ASA Reg. S (b) 124,938 1,279,832
Insurance 0 .4%
Storebrand ASA 59,982 1,158,877
2,438,709
POLAND 0 .3%
Banks 0 .3%
Alior Bank SA 23,417 803,911
SINGAPORE 0 .5%
Real Estate Management & Development 0 .5%
City Developments Ltd. 235,300 1,516,607
SLOVENIA 0 .6%
Banks 0 .6%
Nova Ljubljanska Banka dd, GDR
Reg. S 30,745 1,614,532
SPAIN 1 .0%
Air Freight & Logistics 0 .3%
Logista Integral SA 26,429 1,033,376
Diversified REITs 0 .3%
Merlin Properties Socimi SA 42,927 749,380
Insurance 0 .1%
Linea Directa Aseguradora SA Cia
de Seguros y Reaseguros 187,361 262,018
Common Stocks
Shares Value ($)
SPAIN
Pharmaceuticals 0 .3%
Almirall SA 63,119 933,016
2,977,790
SWEDEN 1 .8%
Banks 0 .3%
NOBA Bank Group AB * 84,883 781,412
Containers & Packaging 0 .2%
Billerud Aktiebolag 106,576 731,354
Leisure Products 0 .3%
Thule Group AB Reg. S (a)(b) 40,608 1,014,671
Pharmaceuticals 0 .2%
Camurus AB * 9,754 562,674
Real Estate Management & Development 0 .5%
Castellum AB (a) 89,693 1,147,970
Specialty Retail 0 .3%
Haypp Group AB *(a) 73,419 971,800
5,209,881
SWITZERLAND 1 .7%
Life Sciences Tools & Services 0 .4%
Siegfried Holding AG (Registered)
(a) 10,745 1,084,791
Machinery 0 .7%
Sulzer AG (Registered) REG 11,585 2,220,675
Pharmaceuticals 0 .3%
Oculis Holding AG * 31,240 858,475
Transportation Infrastructure 0 .3%
Flughafen Zurich AG (Registered) 2,658 754,872
4,918,813
TAIWAN 2 .5%
Electronic Equipment, Instruments & Components 1 .7%
Chroma ATE, Inc. 36,724 2,484,540
Unimicron Technology Corp. 81,859 2,312,782
4,797,322
Semiconductors & Semiconductor Equipment 0 .8%
ASPEED Technology, Inc. 4,612 2,420,398
7,217,720
UNITED KINGDOM 13 .8%
Aerospace & Defense 1 .2%
Babcock International Group plc 92,961 1,389,375
QinetiQ Group plc 120,949 732,433
Senior plc 358,501 1,394,920
3,516,728
Banks 0 .4%
Shawbrook Group plc Reg. S *(b) 239,901 1,070,163
Biotechnology 0 .5%
Genus plc 28,197 898,877
Immunocore Holdings plc, ADR
*(a) 16,642 464,478
1,363,355
Building Products 0 .5%
Genuit Group plc 424,704 1,492,071
Capital Markets 0 .6%
BP Marsh & Partners plc 24,243 221,414
ICG plc 20,950 522,093
Quilter plc Reg. S (b) 257,016 651,300

Nationwide International Small Cap Fund - April 30, 2026 (Unaudited) - Statement of Investments - 11
Common Stocks
Shares Value ($)
UNITED KINGDOM
Capital Markets
St. James's Place plc 30,068 503,814
1,898,621
Chemicals 0 .3%
Elementis plc 421,297 853,553
Construction Materials 0 .6%
SigmaRoc plc * 1,015,378 1,708,361
Consumer Staples Distribution & Retail 0 .9%
Marks & Spencer Group plc 562,028 2,530,074
Distributors 0 .5%
Inchcape plc 119,604 1,345,868
Electrical Equipment 0 .2%
Ceres Power Holdings plc *(a) 52,305 442,041
Energy Equipment & Services 0 .4%
Subsea 7 SA 34,526 1,242,339
Hotels, Restaurants & Leisure 0 .5%
Trainline plc Reg. S *(b) 489,789 1,587,342
Insurance 0 .9%
Hiscox Ltd. 130,176 2,752,742
IT Services 0 .6%
Softcat plc 100,262 1,875,041
Leisure Products 0 .7%
Games Workshop Group plc 7,730 2,049,292
Machinery 1 .3%
IMI plc 56,884 2,177,697
Rotork plc 452,452 1,904,251
4,081,948
Passenger Airlines 0 .3%
easyJet plc 174,896 848,783
Pharmaceuticals 0 .3%
Hikma Pharmaceuticals plc 39,858 759,546
Retail REITs 1 .1%
Hammerson plc 700,225 3,158,891
Specialized REITs 0 .3%
Safestore Holdings plc 87,535 801,295
Specialty Retail 1 .1%
Currys plc 1,339,335 2,276,509
Kingfisher plc 326,369 1,282,761
3,559,270
Textiles, Apparel & Luxury Goods 0 .6%
Burberry Group plc * 14,779 233,692
Coats Group plc 1,296,227 1,467,673
1,701,365
40,638,689
UNITED STATES 1 .1%
Entertainment 0 .5%
IMAX Corp. * 26,446 1,005,476
Lionsgate Studios Corp. * 40,696 506,258
1,511,734
Machinery 0 .2%
Impro Precision Industries Ltd.
Reg. S (b) 486,153 651,746
Common Stocks
Shares Value ($)
UNITED STATES
Professional Services 0 .4%
Fiverr International Ltd. *(a) 99,243 1,155,189
3,318,669
Total Common Stocks
(cost $226,428,050) 282,226,539
Exchange Traded Fund 1 .5%
UNITED STATES 1 .5%
iShares MSCI EAFE Small-Cap
ETF (a) 51,152 4,275,796
Total Exchange Traded Fund
(cost $3,987,821) 4,275,796
Warrants 0 .0%
†
Number of
Warrants
CANADA 0 .0%
†
Metals & Mining 0 .0%
†
Mogotes Metals, Inc., expiring at
an exercise price of $0.53 on
01/22/29*^∞ 703,750 0
Total Warrants
(cost $0) 0
Short-Term Investments 0 .2%
Shares
Money Market Funds 0 .2%
Invesco Government & Agency
Portfolio, Institutional Shares,
3.58% (c)(d) 400,000 400,000
Morgan Stanley Institutional
Liquidity Fund - Government
Portfolio, Institutional Shares,
3.57% (c)(d) 200,000 200,000
Total Short-Term Investment
(cost $600,000) 600,000
Repurchase Agreements 4 .6%
Principal
Amount ($) Value ($)
CF Secured, LLC, 3.61%,
dated 4/30/2026, due
5/1/2026, repurchase price
$6,451,594, collateralized by
U.S. Government Treasury
Securities, ranging from
0.00% - 6.13%, maturing
5/15/2026 - 2/15/2056; total
market value $6,580,626.(d)
(e) 6,450,947 6,450,947

12 - Statement of Investments - April 30, 2026 (Unaudited) - Nationwide International Small Cap Fund
Repurchase Agreements
Principal
Amount ($) Value ($)
Santander US Capital Markets,
3.65%, dated 4/30/2026, due
5/1/2026, repurchase price
$7,000,710, collateralized by
U.S. Government Agency and
Treasury Securities, ranging
from 0.01% - 5.00%, maturing
4/30/2027 - 7/25/2054; total
market value $7,140,725.(d)
(e) 7,000,000 7,000,000
Total Repurchase Agreements
(cost $13,450,947) 13,450,947
Total Investments
(cost $244,466,818) — 102.4% 300,553,282
Liabilities in excess of other assets — (2.4)% (7,177,341)
NET ASSETS — 100.0%
$293,375,941
* Denotes a non-income producing security.
^ Value determined using significant unobservable inputs.
∞ Fair valued security.
† Amount rounds to less than 0.1%.
(a) The security or a portion of this security is on loan as of
April 30, 2026. The total value of securities on loan as of
April 30, 2026 was $39,018,748, which was collateralized
by cash used to purchase money market funds and
repurchase agreements with a value of $600,000 and
$13,450,947, respectively, and by $25,784,917 of
collateral in the form of  U.S. Government Treasury
Securities, interest rates ranging from 0.00% - 6.25%, and
maturity dates ranging from 5/12/2026 - 11/15/2055, a total
value of $39,835,864.
(b) Rule 144A, Section 4(2), or other security which is
restricted as to sale to institutional investors. These
securities were deemed liquid pursuant to procedures
approved by the Board of Trustees. The liquidity
determination is unaudited. The aggregate value of these
securities as of April 30, 2026 was $13,680,858 which
represents 4.66% of net assets.
(c) Represents 7-day effective yield as of April 30, 2026.
(d) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of April 30, 2026 was $14,050,947.
(e) Please refer to Note 2 for additional information on the joint repurchase agreement.
ADR American Depositary Receipt
ETF Exchange Traded Fund
GDR Global Depositary Receipt
Reg. S Regulation S - Security was purchased
pursuant to Regulation S under the Securities
Act of 1933, which exempts from registration
securities offered and sold outside of the
United States. Such security cannot be sold
in the United States without either an effective
registration statement filed pursuant to the
Securities Act of 1933 or pursuant to an
exemption from registration. Currently there is
no restriction on trading this security.
REIT Real Estate Investment Trust
The accompanying notes are an integral part of these financial statements.

Nationwide Schroders Global Equity Fund - April 30, 2026 (Unaudited) - Statement of Investments - 13
Common Stocks 99 .7%
Shares Value ($)
AUSTRALIA 0 .7%
Banks 0 .3%
Westpac Banking Corp. 27,258 757,547
Metals & Mining 0 .4%
Rio Tinto Ltd. 8,614 1,040,897
1,798,444
AUSTRIA 0 .4%
Banks 0 .4%
Erste Group Bank AG 8,227 919,186
BRAZIL 0 .4%
Banks 0 .2%
NU Holdings Ltd., Class A * 38,607 559,030
Broadline Retail 0 .2%
MercadoLibre, Inc. * 267 478,632
1,037,662
CANADA 0 .9%
Ground Transportation 0 .7%
Canadian Pacific Kansas City Ltd. 19,747 1,717,459
IT Services 0 .2%
Shopify, Inc., Class A * 4,885 591,720
2,309,179
CHILE 0 .1%
Metals & Mining 0 .1%
Antofagasta plc 4,969 244,353
CHINA 1 .3%
Chemicals 0 .0%
†
Tianhe Chemicals Group Ltd. *^∞ 2,702,000 0
Electrical Equipment 0 .7%
Contemporary Amperex
Technology Co. Ltd., Class H 23,900 1,869,270
Interactive Media & Services 0 .6%
Tencent Holdings Ltd. 23,900 1,451,089
3,320,359
FRANCE 1 .2%
Aerospace & Defense 0 .4%
Airbus SE 4,570 947,500
Electrical Equipment 0 .4%
Legrand SA 6,198 1,109,944
Textiles, Apparel & Luxury Goods 0 .4%
LVMH Moet Hennessy Louis
Vuitton SE 1,924 1,020,966
3,078,410
GERMANY 1 .7%
Automobiles 0 .3%
Bayerische Motoren Werke AG 7,469 684,121
Industrial Conglomerates 0 .4%
Siemens AG (Registered) 3,625 1,076,677
Insurance 0 .5%
Allianz SE (Registered) 2,431 1,111,429
Software 0 .5%
SAP SE 7,765 1,329,487
4,201,714
Common Stocks
Shares Value ($)
HONG KONG 0 .6%
Insurance 0 .3%
AIA Group Ltd. 60,000 660,832
Machinery 0 .3%
Techtronic Industries Co. Ltd. 54,000 786,419
1,447,251
INDIA 0 .2%
Banks 0 .2%
HDFC Bank Ltd., ADR 21,756 552,820
ITALY 1 .0%
Automobiles 0 .2%
Ferrari NV 1,680 579,422
Banks 0 .8%
Intesa Sanpaolo SpA 282,918 1,922,467
2,501,889
JAPAN 4 .5%
Banks 0 .9%
Mitsubishi UFJ Financial Group,
Inc. 131,300 2,380,005
Electrical Equipment 0 .6%
Mitsubishi Electric Corp. 36,700 1,473,790
Health Care Equipment & Supplies 0 .4%
Hoya Corp. 5,700 1,067,112
Industrial Conglomerates 0 .4%
Hitachi Ltd. 31,500 990,570
Machinery 0 .6%
Mitsubishi Heavy Industries Ltd. 46,800 1,388,482
Professional Services 0 .3%
Recruit Holdings Co. Ltd. 13,400 625,536
Semiconductors & Semiconductor Equipment 0 .9%
Advantest Corp. 7,000 1,311,220
Disco Corp. 2,000 962,970
2,274,190
Specialty Retail 0 .4%
Fast Retailing Co. Ltd. 2,000 938,148
11,137,833
NETHERLANDS 1 .8%
Semiconductors & Semiconductor Equipment 1 .8%
ASML Holding NV 2,996 4,325,032
NORWAY 1 .0%
Banks 0 .2%
DNB Bank ASA 19,122 578,894
Oil, Gas & Consumable Fuels 0 .8%
Equinor ASA 45,049 1,844,661
2,423,555
SINGAPORE 1 .1%
Banks 0 .8%
DBS Group Holdings Ltd. 40,000 1,845,259
Diversified Telecommunication Services 0 .3%
Singapore Telecommunications
Ltd. 230,200 832,628
2,677,887

14 - Statement of Investments - April 30, 2026 (Unaudited) - Nationwide Schroders Global Equity Fund
Common Stocks
Shares Value ($)
SOUTH KOREA 3 .2%
Automobiles 0 .7%
Kia Corp. 16,824 1,741,319
Diversified Telecommunication Services 0 .4%
KT Corp., ADR 41,571 890,867
Personal Care Products 0 .5%
APR Corp. 4,161 1,195,592
Technology Hardware, Storage & Peripherals 1 .6%
Samsung Electronics Co. Ltd. 26,050 3,952,107
7,779,885
SPAIN 1 .7%
Banks 0 .7%
Banco Bilbao Vizcaya Argentaria
SA 72,944 1,613,251
Electric Utilities 0 .6%
Iberdrola SA 69,374 1,626,029
Specialty Retail 0 .4%
Industria de Diseno Textil SA 17,503 1,048,760
4,288,040
SWEDEN 0 .7%
Banks 0 .3%
Swedbank AB, Class A 22,802 801,407
Machinery 0 .4%
Volvo AB, Class B 26,710 931,518
1,732,925
SWITZERLAND 0 .2%
Food Products 0 .2%
Chocoladefabriken Lindt &
Spruengli AG 48 588,484
TAIWAN 3 .7%
Semiconductors & Semiconductor Equipment 3 .7%
Taiwan Semiconductor
Manufacturing Co. Ltd. 135,000 9,164,954
UNITED KINGDOM 6 .5%
Aerospace & Defense 0 .7%
BAE Systems plc 65,244 1,814,482
Banks 2 .7%
HSBC Holdings plc 222,265 4,073,696
Lloyds Banking Group plc 449,264 608,137
Standard Chartered plc 69,995 1,778,971
6,460,804
Consumer Staples Distribution & Retail 0 .6%
Tesco plc 224,274 1,470,506
Insurance 0 .4%
Admiral Group plc 23,922 1,099,386
Pharmaceuticals 2 .1%
AstraZeneca plc 13,822 2,627,842
GSK plc 86,341 2,268,900
4,896,742
15,741,920
UNITED STATES 66 .8%
Aerospace & Defense 1 .4%
GE Aerospace 4,762 1,380,646
Howmet Aerospace, Inc. 5,093 1,237,803
L3Harris Technologies, Inc. 2,221 711,942
3,330,391
Common Stocks
Shares Value ($)
UNITED STATES
Banks 1 .9%
JPMorgan Chase & Co. 15,197 4,760,156
Beverages 1 .3%
Coca-Cola Co. (The) 20,488 1,613,635
Monster Beverage Corp. * 19,648 1,514,271
3,127,906
Broadline Retail 3 .1%
Amazon.com, Inc. * 28,986 7,683,029
Capital Markets 2 .4%
Blackrock, Inc. 1,153 1,228,637
Moody's Corp. 4,067 1,878,344
Morgan Stanley 15,166 2,890,488
5,997,469
Chemicals 1 .0%
DuPont de Nemours, Inc. 22,368 1,021,323
Ecolab, Inc. 3,112 810,987
Sherwin-Williams Co. (The) 1,703 547,702
2,380,012
Communications Equipment 1 .8%
Arista Networks, Inc. * 15,026 2,595,140
Lumentum Holdings, Inc. * 1,308 1,180,235
Motorola Solutions, Inc. 1,547 679,179
4,454,554
Construction Materials 0 .4%
Vulcan Materials Co. 2,923 881,986
Consumer Finance 0 .7%
American Express Co. 5,637 1,821,033
Consumer Staples Distribution & Retail 0 .4%
Dollar General Corp. 7,527 872,229
Electric Utilities 1 .0%
NextEra Energy, Inc. 24,946 2,441,714
Electrical Equipment 3 .8%
Eaton Corp. plc 4,380 1,896,584
GE Vernova, Inc. 2,398 2,598,137
Schneider Electric SE 5,226 1,650,444
Vertiv Holdings Co., Class A 10,178 3,343,371
9,488,536
Electronic Equipment, Instruments & Components 0 .6%
Amphenol Corp., Class A 9,439 1,390,082
Energy Equipment & Services 0 .7%
Baker Hughes Co., Class A 23,454 1,634,040
Entertainment 1 .5%
Netflix, Inc. * 17,011 1,592,399
Roku, Inc., Class A * 4,253 495,730
Spotify Technology SA * 3,416 1,525,415
3,613,544
Financial Services 1 .5%
Visa, Inc., Class A 11,467 3,782,275
Ground Transportation 0 .2%
Uber Technologies, Inc. * 7,651 570,841
Health Care Equipment & Supplies 1 .0%
IDEXX Laboratories, Inc. * 773 433,498
Intuitive Surgical, Inc. * 2,042 934,441
Medtronic plc 5,958 482,419
Stryker Corp. 2,118 667,445
2,517,803
Health Care Providers & Services 0 .6%
HCA Healthcare, Inc. 1,180 512,651

Nationwide Schroders Global Equity Fund - April 30, 2026 (Unaudited) - Statement of Investments - 15
Common Stocks
Shares Value ($)
UNITED STATES
Health Care Providers & Services
UnitedHealth Group, Inc. 2,471 915,456
1,428,107
Hotels, Restaurants & Leisure 0 .5%
Booking Holdings, Inc. 7,536 1,268,761
Household Durables 0 .7%
NVR, Inc. * 78 492,638
SharkNinja, Inc. * 10,477 1,210,408
1,703,046
Household Products 0 .8%
Procter & Gamble Co. (The) 12,645 1,859,953
Insurance 0 .7%
Chubb Ltd. 5,341 1,746,507
Interactive Media & Services 9 .5%
Alphabet, Inc., Class A 47,753 18,375,355
Meta Platforms, Inc., Class A 8,106 4,960,142
23,335,497
IT Services 0 .4%
Snowflake, Inc., Class A * 6,537 892,104
Life Sciences Tools & Services 1 .0%
Thermo Fisher Scientific, Inc. 2,697 1,291,756
Waters Corp. * 3,663 1,132,709
2,424,465
Machinery 1 .0%
Deere & Co. 971 572,764
Parker-Hannifin Corp. 2,149 1,954,343
2,527,107
Metals & Mining 0 .3%
Alcoa Corp. 11,086 707,176
Oil, Gas & Consumable Fuels 2 .8%
ConocoPhillips 19,572 2,461,766
Coterra Energy, Inc. 66,175 2,376,344
Shell plc 48,407 2,189,295
7,027,405
Pharmaceuticals 4 .0%
Bristol-Myers Squibb Co. 20,431 1,237,914
Eli Lilly & Co. 1,689 1,578,539
Haleon plc 260,832 1,203,296
Common Stocks
Shares Value ($)
UNITED STATES
Pharmaceuticals
Johnson & Johnson 7,566 1,739,045
Novartis AG (Registered) 12,743 1,893,879
Roche Holding AG 5,401 2,211,300
9,863,973
Semiconductors & Semiconductor Equipment 10 .3%
Advanced Micro Devices, Inc. * 7,206 2,554,455
Broadcom, Inc. 17,847 7,449,873
First Solar, Inc. * 3,576 721,959
NVIDIA Corp. 74,497 14,867,366
25,593,653
Software 4 .4%
Cadence Design Systems, Inc. * 2,815 927,796
Intuit, Inc. 1,541 598,679
Microsoft Corp. 22,710 9,260,683
10,787,158
Specialty Retail 1 .0%
O'Reilly Automotive, Inc. * 15,960 1,586,424
TJX Cos., Inc. (The) 6,001 940,657
2,527,081
Technology Hardware, Storage & Peripherals 3 .4%
Apple, Inc. 30,526 8,283,230
Textiles, Apparel & Luxury Goods 0 .4%
Tapestry, Inc. 6,402 928,546
Wireless Telecommunication Services 0 .3%
T-Mobile US, Inc. 4,355 851,403
164,502,772
Total Common Stocks
(cost $195,422,605) 245,774,554
Total Investments
(cost $195,422,605) — 99.7% 245,774,554
Other assets in excess of liabilities — 0.3% 810,048
NET ASSETS — 100.0%
$246,584,602
* Denotes a non-income producing security.
^ Value determined using significant unobservable inputs.
∞ Fair valued security.
† Amount rounds to less than 0.1%.
ADR American Depositary Receipt
The accompanying notes are an integral part of these financial statements.

16 - Statement of Investments - April 30, 2026 (Unaudited) - Nationwide Strategic Income Fund
Asset-Backed Securities 12 .3%
Principal
Amount ($) Value ($)
CAYMAN ISLANDS 1 .5%
Other 1 .5%
Arbor Realty Collateralized
Loan Obligation Ltd.,
Series 2025-BTR1,
Class B, 6.84%,
1/20/2041(a)(b) 4,890,000 4,921,938
AREIT Ltd., Series 2024-
CRE9, Class A, 5.34%,
5/17/2041(a)(b) 176,933 176,933
D2 Multifamily Credit
Issuer Ltd., Series 2026-
FL1, Class A, 5.12%,
11/19/2043(a)(b) 7,830,000 7,837,338
FS Rialto, Series 2021-
FL3, Class A, 5.03%,
11/16/2036(a)(b) 1,024,256 1,024,271
Greystone CRE Notes
LLC, Series 2025-
FL4, Class C, 6.54%,
1/15/2043(a)(b) 2,877,000 2,927,256
MF1, Series 2024-FL16,
Class A, 5.20%,
11/18/2039(a)(b) 5,150,000 5,154,969
MF1 Ltd.
Series 2021-FL7, Class
A, 4.86%, 10/16/2036(a)
(b) 2,426,788 2,426,778
Series 2022-FL8, Class
A, 5.01%, 2/19/2037(a)
(b) 979,329 980,082
PFP Ltd., Series 2026-
13, Class AS, 5.31%,
8/18/2043(a)(b) 4,600,000 4,608,630
Sound Point CLO V-R Ltd.,
Series 2014-1RA, Class
B, 5.69%, 7/18/2031(a)
(b) 1,350,000 1,352,529
TRTX Issuer Ltd., Series
2022-FL5, Class A,
5.32%, 2/15/2039(a)(b) 1,043,477 1,043,567
32,454,291
UNITED STATES 10 .8%
Airlines 0 .1%
Blackbird Capital II Aircraft
Lease Ltd., Series 2021-
1A, Class B, 3.45%,
7/15/2046(b) 891,293 852,213
Automobiles 4 .5%
Ally Bank Auto Credit-
Linked Notes
Series 2024-A, Class E,
7.92%, 5/17/2032(b) 216,590 220,726
Series 2024-B, Class F,
8.04%, 9/15/2032(b) 582,862 589,297
Series 2025-A, Class E,
6.07%, 6/15/2033(b) 3,773,075 3,781,308
American Credit
Acceptance Receivables
Trust
Asset-Backed Securities
Principal
Amount ($) Value ($)
Automobiles
Series 2025-2, Class D,
5.50%, 8/12/2031(b) 2,280,000 2,297,045
Series 2025-4, Class D,
5.25%, 9/12/2031(b) 1,640,000 1,637,906
Arivo Acceptance Auto
Loan Receivables Trust,
Series 2024-1A, Class
B, 6.87%, 6/17/2030(b) 2,410,000 2,447,412
Avis Budget Rental Car
Funding AESOP LLC,
Series 2024-1A, Class
C, 6.48%, 6/20/2030(b) 610,000 624,234
Carvana Auto Receivables
Trust, Series 2024-
N3, Class E, 7.66%,
4/12/2032(b) 3,614,000 3,670,479
Exeter Automobile
Receivables Trust
Series 2022-1A, Class
E, 5.02%, 10/15/2029(b) 9,130,000 9,047,278
Series 2024-4A, Class
E, 7.65%, 2/17/2032(b) 5,270,000 5,470,595
Series 2025-1A, Class
E, 7.48%, 9/15/2032(b) 7,440,000 7,632,467
Series 2025-2A, Class
E, 7.81%, 10/15/2032(b) 1,830,000 1,887,826
Series 2025-3A, Class
E, 7.52%, 12/15/2032(b) 2,300,000 2,348,352
Series 2025-5A, Class
E, 7.15%, 6/15/2033(b) 4,760,000 4,782,014
FHF Issuer Trust
Series 2024-3A, Class
C, 5.43%, 3/17/2031(b) 1,250,000 1,198,616
Series 2024-3A, Class
D, 6.01%, 12/15/2031(b) 710,000 671,699
GLS Auto Receivables
Issuer Trust
Series 2021-4A, Class
E, 4.43%, 10/16/2028(b) 2,360,000 2,357,144
Series 2025-2A, Class
D, 5.59%, 1/15/2031(b) 920,000 933,018
Series 2024-3A, Class
C, 5.21%, 2/18/2031(b) 2,560,000 2,582,481
Series 2024-3A, Class
D, 5.53%, 2/18/2031(b) 3,050,000 3,080,642
Series 2024-2A, Class
E, 7.98%, 5/15/2031(b) 1,453,000 1,514,183
Series 2025-1A, Class
E, 7.19%, 3/15/2032(b) 2,100,000 2,137,086
Series 2025-2A, Class
E, 7.73%, 6/15/2032(b) 1,510,000 1,558,854
Series 2025-4A, Class
E, 7.17%, 12/15/2032(b) 2,530,000 2,561,660
GLS Auto Select
Receivables Trust,
Series 2024-1A, Class
D, 6.43%, 1/15/2031(b) 2,060,000 2,114,249
Huntington Bank Auto
Credit-Linked Notes,
Series 2024-1, Class D,
8.89%, 5/20/2032(a)(b) 170,931 173,694

Nationwide Strategic Income Fund - April 30, 2026 (Unaudited) - Statement of Investments - 17
Asset-Backed Securities
Principal
Amount ($) Value ($)
Automobiles
Kinetic Advantage Master
Owner Trust, Series
2025-1A, Class A,
5.84%, 10/15/2029(a)(b) 4,280,000 4,298,794
Merchants Fleet Funding
LLC, Series 2025-
1A, Class E, 8.48%,
1/20/2039(b) 1,000,000 1,000,600
Octane Receivables Trust
Series 2022-2A, Class
D, 7.70%, 2/20/2030(b) 1,275,000 1,297,640
Series 2023-1A, Class
D, 7.76%, 3/20/2030(b) 1,500,000 1,547,495
Prestige Auto Receivables
Trust, Series 2023-
2A, Class D, 7.71%,
8/15/2029(b) 1,020,000 1,033,723
Research-Driven Pagaya
Motor Asset Trust,
Series 2025-3A, Class
A2, 5.15%, 2/27/2034(b) 6,040,000 6,073,369
Santander Bank Auto
Credit-Linked Notes,
Series 2024-A, Class F,
10.17%, 6/15/2032(b) 727,711 746,598
Santander Drive Auto
Receivables Trust
Series 2024-1, Class C,
5.45%, 3/15/2030 830,000 836,675
Series 2024-4, Class D,
5.32%, 12/15/2031 2,270,000 2,287,462
Series 2024-5, Class D,
5.14%, 2/17/2032 2,760,000 2,770,100
Tricolor Auto Securitization
Trust, Series 2024-
1A, Class A, 6.61%,
10/15/2027(b) 54,572 53,549
Veros Auto Receivables
Trust, Series 2025-
1, Class D, 8.79%,
5/17/2032(b) 2,230,000 2,312,998
Westlake Automobile
Receivables Trust,
Series 2024-2A, Class
D, 5.91%, 4/15/2030(b) 2,320,000 2,363,265
93,942,533
Credit Card 0 .1%
Continental Finance Credit
Card ABS Master Trust,
Series 2024-A, Class A,
5.78%, 12/15/2032(b) 740,000 744,782
Equipment Loans & Leases 0 .4%
Equify ABS LLC, Series
2024-1A, Class A,
5.43%, 4/18/2033(b) 536,277 537,691
NMEF Funding LLC
Series 2024-A, Class C,
6.33%, 12/15/2031(b) 1,330,000 1,354,951
Series 2024-A, Class D,
8.75%, 12/15/2031(b) 1,570,000 1,618,003
Asset-Backed Securities
Principal
Amount ($) Value ($)
Equipment Loans & Leases
Series 2025-A, Class D,
8.07%, 7/15/2032(b) 3,180,000 3,235,876
Series 2025-B, Class E,
7.66%, 1/18/2033(b) 2,000,000 2,011,032
8,757,553
Home Equity 2 .3%
ACHM Trust, Series 2025-
HE3, Class A, 5.20%,
11/25/2055(a)(b) 3,995,961 3,964,619
Angel Oak Mortgage
Trust, Series 2025-
HB2, Class A1, 5.25%,
12/25/2055(a)(b) 1,785,215 1,791,343
BRAVO Residential
Funding Trust, Series
2025-HE1, Class A1,
5.00%, 9/25/2072(a)(b) 6,827,807 6,842,067
FIGRE Trust
Series 2023-HE3, Class
A, 6.44%, 11/25/2053(a)
(b) 601,932 613,080
Series 2024-HE3, Class
A, 5.94%, 7/25/2054(a)
(b) 1,565,315 1,579,659
Series 2025-HE6, Class
A, 5.04%, 9/25/2055(a)
(b) 4,540,031 4,509,405
J.P. Morgan Mortgage
Trust
Series 2026-CES1,
Class A1A, 4.91%,
6/25/2056(b)(c) 4,750,468 4,714,499
Series 2026-CES1,
Class B1, 6.48%,
6/25/2056(a)(b) 6,592,000 6,540,267
Saluda Grade Alternative
Mortgage Trust
Series 2023-FIG4, Class
A, 6.72%, 11/25/2053(a)
(b) 1,654,966 1,699,847
Series 2025-LOC4,
Class A1A, 5.40%,
6/25/2055(a)(b) 3,618,913 3,637,557
Series 2026-HB1, Class
M3, 6.10%, 4/25/2056(a)
(b) 2,800,000 2,809,247
Vista Point Securitization
Trust
Series 2024-CES1,
Class A1, 6.68%,
5/25/2054(b)(c) 783,687 791,077
Series 2025-CES3,
Class A1, 5.30%,
11/25/2055(b)(c) 4,584,668 4,580,661
Series 2026-CES2,
Class M1, 6.28%,
5/25/2056(b)(c) 3,790,000 3,772,051
47,845,379

18 - Statement of Investments - April 30, 2026 (Unaudited) - Nationwide Strategic Income Fund
Asset-Backed Securities
Principal
Amount ($) Value ($)
Manufactured Housing 0 .1%
Cascade MH Asset Trust,
Series 2022-MH1, Class
B1, 8.00%, 8/25/2054(a)
(b) 2,954,546 2,700,824
Other 3 .1%
ACRES LLC, Series 2025-
FL3, Class A, 5.28%,
8/18/2040(a)(b) 2,840,000 2,847,812
Arbor Realty Commercial
Real Estate Notes Ltd.
Series 2021-FL4, Class
A, 5.12%, 11/15/2036(a)
(b) 310,090 310,357
Series 2021-FL4, Class
B, 5.77%, 11/15/2036(a)
(b) 920,000 920,100
Series 2022-FL1, Class
A, 5.09%, 1/15/2037(a)
(b) 593,220 593,220
BDS LLC, Series 2024-
FL13, Class A, 5.24%,
9/19/2039(a)(b) 1,370,000 1,372,568
BHG Securitization Trust
Series 2024-1CON,
Class C, 6.86%,
4/17/2035(b) 921,296 935,947
Series 2022-C, Class E,
9.73%, 10/17/2035(b) 3,280,000 3,459,593
Series 2023-B, Class C,
8.15%, 12/17/2036(b) 4,075,402 4,187,847
BSPRT Issuer LLC, Series
2024-FL11, Class A,
5.29%, 7/15/2039(a)(b) 1,930,000 1,937,143
Dwight Issuer LLC, Series
2025-FL1, Class B,
6.45%, 6/18/2042(a)(b) 5,080,000 5,101,402
FS Rialto Issuer LLC,
Series 2024-FL9, Class
A, 5.29%, 10/19/2039(a)
(b) 3,320,000 3,324,152
Harvest SBA Loan Trust,
Series 2024-1, Class A,
6.00%, 12/25/2051(a)(b) 1,314,372 1,326,849
Home Partners of America
Trust, Series 2019-
1, Class F, 4.10%,
9/17/2039(b) 778,187 750,322
KREF Ltd., Series 2022-
FL3, Class A, 5.11%,
2/17/2039(a)(b) 2,141,575 2,143,011
Lending Funding Trust,
Series 2020-2A, Class
D, 6.77%, 4/21/2031(b) 3,435,000 3,435,713
LMNT CRE LLC, Series
2025-FL3, Class AS,
5.56%, 7/21/2043(a)(b) 3,750,000 3,763,032
LoanCore Issuer LLC,
Series 2025-CRE9,
Class A, 5.11%,
8/18/2042(a)(b) 4,810,000 4,815,994
Asset-Backed Securities
Principal
Amount ($) Value ($)
Other
MF1, Series 2024-FL15,
Class A, 5.35%,
8/18/2041(a)(b) 1,800,000 1,805,572
MF1 LLC
Series 2024-FL14, Class
A, 5.39%, 3/19/2039(a)
(b) 2,156,628 2,160,488
Series 2025-FL19, Class
C, 6.50%, 5/18/2042(a)
(b) 1,340,000 1,344,863
Progress Residential Trust
Series 2021-SFR8,
Class G, 4.01%,
10/17/2038(b) 1,020,000 1,009,515
Series 2021-SFR7,
Class F, 3.83%,
8/17/2040(b) 840,000 793,359
Series 2021-SFR9,
Class F, 4.05%,
11/17/2040(b) 390,000 376,255
RCKTL, Series 2025-
2A, Class D, 5.25%,
11/27/2034(b) 4,849,000 4,784,250
SoFi Consumer Loan
Program Trust
Series 2025-4, Class C,
4.91%, 8/25/2035(b) 1,190,000 1,182,904
Series 2025-4, Class D,
5.27%, 8/25/2035(b) 1,990,000 1,975,345
Tricon American Homes,
Series 2020-SFR1,
Class F, 4.88%,
7/17/2038(b) 570,000 568,365
Tricon Residential Trust
Series 2022-SFR2,
Class E, 7.51%,
7/17/2040(b) 345,000 343,742
Series 2025-SFR1,
Class D, 5.65%,
3/17/2042(a)(b) 2,100,000 2,100,306
Upstart Securitization
Trust, Series 2025-
2, Class C, 6.02%,
6/20/2035(b) 4,044,000 4,074,777
63,744,803
Student Loan 0 .2%
Ascent Career Funding
Trust, Series 2024-
1A, Class A, 6.77%,
10/25/2032(b) 1,195,215 1,202,093
Bayview Opportunity
Master Fund VII LLC,
Series 2024-EDU1,
Class D, 6.40%,
6/25/2047(a)(b) 712,293 721,026

Nationwide Strategic Income Fund - April 30, 2026 (Unaudited) - Statement of Investments - 19
Asset-Backed Securities
Principal
Amount ($) Value ($)
Student Loan
MPOWER Education
Trust, Series 2025-
A, Class C, 10.84%,
7/21/2042(b) 2,240,000 2,217,547
4,140,666
222,728,753
Total Asset-Backed Securities
(cost  $253,634,112) 255,183,044
Collateralized Mortgage Obligations 8 .9%
BERMUDA 0 .6%
Bellemeade Re Ltd.
Series 2024-1,
Class M1B, 6.85%,
8/25/2034(a)(b) 884,360 888,682
Series 2025-1,
Class M1B, 6.15%,
10/25/2035(a)(b) 2,240,000 2,251,051
Bellemeade RE Ltd.,
Series 2021-3A,
Class B1, 7.50%,
9/25/2031(a)(b) 1,380,000 1,417,501
Eagle RE Ltd.
Series 2023-1,
Class M1B, 7.60%,
9/26/2033(a)(b) 2,060,000 2,106,519
Series 2021-2, Class
M2, 7.90%, 4/25/2034(a)
(b) 1,370,000 1,392,892
Home RE Ltd., Series
2023-1, Class M1B,
8.25%, 10/25/2033(a)(b) 317,407 324,328
Oaktown Re VII Ltd.,
Series 2021-2,
Class B1, 8.05%,
4/25/2034(a)(b) 1,050,000 1,060,310
Radnor RE Ltd., Series
2021-1, Class M2,
6.80%, 12/27/2033(a)(b) 404,541 405,385
9,846,668
0
GERMANY 0 .0%
Radnor RE Ltd.
Series 2023-1,
Class M1A, 6.35%,
7/25/2033(a)(b) 126,095 126,395
Series 2023-1,
Class M1B, 8.00%,
7/25/2033(a)(b) 330,000 337,691
UNITED STATES 8 .3%
A&D Mortgage Trust
Series 2023-NQM3,
Class B1, 8.03%,
7/25/2068(a)(b) 2,880,000 2,887,791
Series 2023-NQM4,
Class B1, 8.05%,
9/25/2068(a)(b) 1,570,000 1,578,604
Collateralized Mortgage Obligations
Principal
Amount ($) Value ($)
UNITED STATES
A&D Mortgage Trust
Series 2024-NQM5,
Class B1A, 7.68%,
11/25/2069(a)(b) 1,756,000 1,783,068
BRAVO Residential
Funding Trust
Series 2023-NQM7,
Class B1, 7.87%,
9/25/2063(a)(b) 2,535,000 2,553,815
Series 2024-NQM2,
Class B1, 7.91%,
2/25/2064(b) 1,960,000 1,991,382
CFMT LLC, Series
2024-HB14, Class M3,
3.00%, 6/25/2034(a)(b) 1,660,000 1,603,474
COLT Mortgage Loan
Trust
Series 2024-3, Class
B1, 7.80%, 6/25/2069(a)
(b) 4,100,000 4,164,894
Series 2024-4, Class
B1, 7.79%, 7/25/2069(a)
(b) 2,080,000 2,113,450
Series 2024-5, Class
B1, 7.30%, 8/25/2069(a)
(b) 4,512,000 4,559,679
Series 2024-6,
Class B1, 7.49%,
11/25/2069(a)(b) 2,337,000 2,359,381
Series 2025-5, Class
B1, 7.44%, 5/25/2070(a)
(b) 2,200,000 2,232,616
Connecticut Avenue
Securities Trust
Series 2020-R02,
Class 2B1, 6.76%,
1/25/2040(a)(b) 2,445,000 2,475,089
Series 2021-R01,
Class 1B2, 9.65%,
10/25/2041(a)(b) 6,401,143 6,532,663
Series 2021-R03,
Class 1B2, 9.15%,
12/25/2041(a)(b) 2,470,000 2,530,049
Series 2022-R02,
Class 2M2, 6.65%,
1/25/2042(a)(b) 313,826 317,733
Series 2022-R02,
Class 2B2, 11.30%,
1/25/2042(a)(b) 3,990,000 4,162,687
Series 2023-R03,
Class 2M1, 6.15%,
4/25/2043(a)(b) 355,932 358,341
Series 2023-R06,
Class 1M1, 5.35%,
7/25/2043(a)(b) 193,266 193,687
Series 2024-R02,
Class 1B1, 6.15%,
2/25/2044(a)(b) 1,720,000 1,741,468
Series 2024-R03,
Class 2M2, 5.60%,
3/25/2044(a)(b) 1,090,000 1,099,875

20 - Statement of Investments - April 30, 2026 (Unaudited) - Nationwide Strategic Income Fund
Collateralized Mortgage Obligations
Principal
Amount ($) Value ($)
UNITED STATES
Connecticut Avenue
Securities Trust
Series 2024-R04,
Class 1A1, 4.65%,
5/25/2044(a)(b) 1,763,963 1,765,621
Series 2024-R05,
Class 2B1, 5.65%,
7/25/2044(a)(b) 1,260,000 1,260,794
Series 2024-R06,
Class 1M2, 5.25%,
9/25/2044(a)(b) 1,408,363 1,410,116
Series 2025-R06,
Class 1A1, 4.55%,
9/25/2045(a)(b) 3,036,425 3,038,222
Series 2025-R06,
Class 1M1, 4.60%,
9/25/2045(a)(b) 2,805,457 2,805,329
DataBank Issuer, Series
2024-1A, Class A2,
5.30%, 1/26/2054(b) 495,000 486,531
FARM Mortgage Trust,
Series 2021-1, Class B,
3.22%, 7/25/2051(a)(b) 262,654 201,390
FHLMC REMICS
Series 4097, Class CI,
IO, 3.00%, 8/15/2027 23,496 289
Series 4123, Class DI,
IO, 3.00%, 10/15/2027 63,753 878
Series 4601, Class NI,
IO, 3.50%, 9/15/2045 2,178,900 259,821
Series 5003, Class KI,
IO, 2.50%, 8/25/2050 1,123,948 146,355
FHLMC Seasoned Credit
Risk Transfer Trust
Series 2017-1, Class
M2, 4.00%, 1/25/2056(a)
(b) 1,160,368 1,130,988
Series 2020-1, Class M,
4.25%, 8/25/2059(a)(b) 136,567 133,217
Series 2020-2, Class M,
4.25%, 11/25/2059(a)(b) 445,162 432,833
FHLMC STACR Debt
Notes, Series 2017-
HRP1, Class B1D,
6.26%, 12/25/2042(a) 1,560,000 1,603,030
FHLMC STACR REMIC
Trust
Series 2021-DNA6,
Class B2, 11.15%,
10/25/2041(a)(b) 1,720,000 1,767,776
Series 2022-DNA1,
Class M2, 6.15%,
1/25/2042(a)(b) 180,000 181,747
Series 2023-DNA1,
Class M1A, 5.75%,
3/25/2043(a)(b) 987,306 998,629
Series 2023-DNA2,
Class M1A, 5.75%,
4/25/2043(a)(b) 1,095,912 1,109,556
Collateralized Mortgage Obligations
Principal
Amount ($) Value ($)
UNITED STATES
FHLMC STACR REMIC
Trust
Series 2025-HQA1,
Class M2, 5.30%,
2/25/2045(a)(b) 1,240,000 1,240,000
Series 2025-DNA4,
Class A1, 4.55%,
10/25/2045(a)(b) 3,944,750 3,946,098
Series 2025-DNA4,
Class M1, 4.75%,
10/25/2045(a)(b) 8,470,504 8,473,409
Series 2020-HQA5,
Class B2, 11.05%,
11/25/2050(a)(b) 630,000 766,000
Series 2020-DNA6,
Class B2, 9.30%,
12/25/2050(a)(b) 790,000 905,828
FHLMC STACR Trust
Series 2019-FTR3,
Class B2, 8.56%,
9/25/2047(a)(b) 4,089,000 4,462,775
Series 2019-FTR4,
Class B2, 8.76%,
11/25/2047(a)(b) 1,280,000 1,404,475
Series 2019-FTR1,
Class B2, 12.11%,
1/25/2048(a)(b) 3,516,000 4,140,433
Series 2018-HQA2,
Class B2, 14.76%,
10/25/2048(a)(b) 2,050,000 2,490,859
Series 2019-DNA3,
Class B2, 11.91%,
7/25/2049(a)(b) 720,000 794,291
Flagstar Mortgage Trust,
Series 2021-4, Class
AX1, IO, 0.20%,
6/1/2051(a)(b) 37,073,470 462,406
FNMA REMICS
Series 2012-130,
Class UI, IO, 3.00%,
12/25/2027 23,341 238
Series 2012-150, Class
BI, IO, 3.00%, 1/25/2028 38,457 611
Series 2013-5, Class YI,
IO, 3.00%, 2/25/2028 30,627 386
Series 2019-59,
Class AI, IO, 4.00%,
10/25/2039 1,128,293 164,044
Series 2018-42,
Class SB, IO, 2.44%,
6/25/2048(a) 4,793,751 554,909
Series 2021-78,
Class CI, IO, 4.50%,
11/25/2051 1,821,282 410,235
GCAT Trust
Series 2024-NQM1,
Class B1, 7.88%,
1/25/2059(a)(b) 595,000 599,696
Series 2021-CM1, Class
M1, 3.28%, 4/25/2065(a)
(b) 530,000 490,717

Nationwide Strategic Income Fund - April 30, 2026 (Unaudited) - Statement of Investments - 21
Collateralized Mortgage Obligations
Principal
Amount ($) Value ($)
UNITED STATES
GNMA REMICS
Series 2020-34, Class ,
IO, 5.00%, 12/20/2039 9,088,120 1,682,888
Series 2013-84,
Class SC, IO, 2.82%,
3/16/2040(a) 18,369 590
Series 2011-135,
Class QI, IO, 4.50%,
6/16/2041 24,831 1,605
Series 2012-140,
Class IC, IO, 3.50%,
11/20/2042 74,098 11,637
Series 2016-5, Class
CS, IO, 2.37%,
1/20/2046(a) 80,667 8,652
Series 2016-20,
Class SB, IO, 2.32%,
2/20/2046(a) 76,785 8,848
Series 2016-17,
Class JS, IO, 2.32%,
2/20/2046(a) 63,670 6,751
Series 2016-81, Class ,
IO, 4.00%, 6/20/2046 44,869 9,251
Series 2016-88,
Class SM, IO, 2.32%,
7/20/2046(a) 81,382 9,119
Series 2016-108,
Class QI, IO, 4.00%,
8/20/2046 86,140 15,778
Series 2016-118,
Class DS, IO, 2.32%,
9/20/2046(a) 93,606 10,727
Series 2016-145,
Class UI, IO, 3.50%,
10/20/2046 47,641 8,161
Series 2021-213, Class
EI, IO, 2.50%, 1/20/2049 1,296,844 125,337
Series 2019-159,
Class HI, IO, 3.50%,
12/20/2049 883,666 148,008
Series 2019-159,
Class CI, IO, 3.50%,
12/20/2049 300,649 48,342
Series 2025-120, Class
IC, IO, 4.50%, 1/20/2050 7,417,745 1,652,690
Series 2023-70, Class ,
IO, 4.00%, 6/20/2050 6,213,338 1,256,287
Series 2021-213, Class
CI, IO, 2.50%, 7/20/2050 1,486,988 190,851
Series 2021-97, Class
IA, IO, 3.00%, 7/20/2050 4,588,248 776,504
Series 2023-168, Class
ID, IO, 2.50%, 3/20/2051 5,230,507 591,755
Series 2021-42, Class
KI, IO, 2.50%, 3/20/2051 1,393,202 180,360
Series 2021-96, Class
BI, IO, 3.50%, 6/20/2051 2,898,569 524,284
Series 2021-140, Class ,
IO, 2.50%, 8/20/2051 8,054,094 790,825
Series 2024-24, Class
AI, IO, 2.50%, 8/20/2051 7,194,525 700,230
Collateralized Mortgage Obligations
Principal
Amount ($) Value ($)
UNITED STATES
GNMA REMICS
Series 2021-146,
Class QI, IO, 3.00%,
8/20/2051 2,061,517 331,119
Series 2025-173,
Class AI, IO, 2.50%,
10/20/2051 27,956,028 2,873,217
Series 2024-206, Class ,
IO, 2.50%, 10/20/2051 8,323,641 831,357
Series 2021-182,
Class TI, IO, 3.50%,
10/20/2051 957,634 178,020
Series 2021-213,
Class NI, IO, 3.00%,
12/20/2051 1,927,412 234,952
Home Re Ltd.
Series 2026-1,
Class M1C, 6.25%,
1/25/2036(a)(b) 2,150,000 2,163,088
Series 2026-1, Class
M2, 6.85%, 1/25/2036(a)
(b) 1,310,000 1,322,014
Series 2026-1, Class
B1, 7.85%, 1/25/2036(a)
(b) 710,000 722,194
Hundred Acre Wood Trust,
Series 2021-INV1,
Class AX1, IO, 0.23%,
7/25/2051(a)(b) 12,959,376 173,368
Imperial Fund Mortgage
Trust
Series 2022-NQM5,
Class B1, 6.25%,
8/25/2067(b)(c) 3,106,000 3,094,477
Series 2023-NQM1,
Class B1, 8.06%,
2/25/2068(a)(b) 2,270,000 2,260,004
J.P. Morgan Mortgage
Trust
Series 2021-10, Class
AX1, IO, 0.11%,
12/25/2051(a)(b) 25,368,508 153,182
Series 2021-8, Class
AX1, IO, 0.11%,
12/25/2051(a)(b) 22,618,484 134,838
J.P. Morgan Mortgage
Trust ACES, Series
2026-ACES1, Class B1,
6.50%, 4/25/2066(a)(b) 8,750,000 8,668,827
MFA Trust
Series 2024-NQM2,
Class B1A, 6.78%,
8/25/2069(a)(b) 1,664,000 1,663,935
Series 2024-NQM2,
Class B1B, 7.29%,
8/25/2069(a)(b) 2,378,000 2,414,488

22 - Statement of Investments - April 30, 2026 (Unaudited) - Nationwide Strategic Income Fund
Collateralized Mortgage Obligations
Principal
Amount ($) Value ($)
UNITED STATES
Morgan Stanley
Residential Mortgage
Loan Trust
Series 2023-NQM1,
Class B2, 7.34%,
9/25/2068(a)(b) 3,264,000 3,258,798
Series 2023-NQM1,
Class B1, 7.34%,
9/25/2068(a)(b) 3,130,000 3,138,166
PRKCM Trust, Series
2023-AFC3, Class B1,
7.77%, 9/25/2058(a)(b) 870,000 869,697
PRPM, Series 2024-
NQM3, Class B1,
7.34%, 8/25/2069(a)(b) 2,610,000 2,633,898
PRPM Trust
Series 2023-NQM2,
Class B1, 6.85%,
8/25/2068(a)(b) 1,240,000 1,240,324
Series 2025-NQM1,
Class B1, 7.78%,
11/25/2069(a)(b) 3,094,000 3,129,792
Radnor Re Ltd., Series
2024-1, Class M1B,
6.55%, 9/25/2034(a)(b) 943,161 946,233
Saluda Grade Alternative
Mortgage Trust, Series
2024-RTL5, Class A1,
7.76%, 4/25/2030(b)(c) 1,023,479 1,023,311
STACR Trust, Series
2018-HRP2, Class B2,
14.26%, 2/25/2047(a)(b) 3,630,000 4,354,897
Towd Point Mortgage
Trust, Series 2022-
SJ1, Class B1, 5.25%,
3/25/2062(a)(b) 1,820,000 1,797,130
Triangle Re Ltd., Series
2023-1, Class M1B,
8.90%, 11/25/2033(a)(b) 1,640,000 1,707,746
Verus Securitization Trust
Series 2023-4, Class
B1, 8.01%, 5/25/2068(a)
(b) 2,530,000 2,521,320
Series 2023-5, Class
B2, 7.97%, 6/25/2068(a)
(b) 1,240,000 1,237,939
Series 2023-6, Class
B1, 7.76%, 9/25/2068(a)
(b) 1,529,000 1,534,857
Series 2023-7,
Class B1, 7.91%,
10/25/2068(a)(b) 1,090,000 1,096,885
Series 2023-INV3,
Class B2, 8.17%,
11/25/2068(a)(b) 2,210,000 2,222,208
Series 2023-INV3,
Class B1, 8.17%,
11/25/2068(a)(b) 1,955,000 1,966,013
Series 2024-1, Class
B1, 7.91%, 1/25/2069(a)
(b) 655,000 663,088
Collateralized Mortgage Obligations
Principal
Amount ($) Value ($)
UNITED STATES
Verus Securitization Trust
Series 2024-2, Class
B1, 7.86%, 2/25/2069(a)
(b) 3,340,000 3,385,746
Series 2024-3, Class
B1, 8.03%, 4/25/2069(a)
(b) 2,125,000 2,163,528
Vista Point Securitization
Trust, Series 2020-
2, Class M1, 3.40%,
4/25/2065(a)(b) 1,325,000 1,279,242
175,429,656
0
Total Collateralized Mortgage Obligations
(cost $182,760,187) 185,740,410
Commercial Mortgage-Backed Securities 2 .4%
UNITED STATES 2 .4%
BX Commercial Mortgage
Trust , Series 2026-
LP3, Class A, 5.03%,
4/15/2043(a)(b) 9,910,000 9,931,678
Commercial Mortgage
Trust , Series 2015-
CR26, Class D, 3.84%,
10/10/2048(a) 1,350,000 1,090,962
FHLMC Multifamily
Structured Credit Risk
REMICS
Series 2021-MN1, Class
M2, 7.40%, 1/25/2051(a)
(b) 700,000 725,282
Series 2021-MN3,
Class M2, 7.65%,
11/25/2051(a)(b) 815,000 842,377
GS Mortgage Securities
Trust , Series 2016-
GS4, Class D, 3.23%,
11/10/2049(a)(b) 1,340,000 1,183,479
Hilton Commercial
Mortgage Trust , Series
2024-ORL, Class D,
6.84%, 5/15/2037(a)(b) 540,000 540,000
HTL Commercial Mortgage
Trust , Series 2024-
T53, Class D, 8.47%,
5/10/2039(a)(b) 2,880,000 2,919,265
J.P. Morgan Chase
Commercial Mortgage
Securities Trust , Series
2024-OMNI, Class D,
5.99%, 10/5/2039(a)(b) 260,000 258,522
MCR Mortgage Trust
Series 2024-TWA, Class
D, 7.40%, 6/12/2039(b) 2,600,000 2,611,213
Series 2024-TWA, Class
F, 10.38%, 6/12/2039(b) 1,960,000 1,978,118

Nationwide Strategic Income Fund - April 30, 2026 (Unaudited) - Statement of Investments - 23
Commercial Mortgage-Backed Securities
Principal
Amount ($) Value ($)
UNITED STATES
Morgan Stanley Capital
I Trust , Series 2016-
UBS9, Class D, 3.00%,
3/15/2049(b) 420,000 325,496
Multifamily Connecticut
Avenue Securities
Trust , Series 2019-
01, Class M10, 7.01%,
10/25/2049(a)(b) 688,276 698,070
PRM Trust
Series 2025-PRM6,
Class E, 6.80%,
7/5/2033(a)(b) 3,430,000 3,423,962
Series 2025-PRM6,
Class F, 7.29%,
7/5/2033(a)(b) 1,820,000 1,809,513
SLG Office Trust
Series 2026-OMA, Class
F, 7.92%, 4/15/2041(a)
(b) 3,770,000 3,796,104
Series 2021-OVA, Class
E, 2.85%, 7/15/2041(b) 1,975,000 1,701,632
SMRT , Series 2022-
MINI, Class E, 6.36%,
1/15/2039(a)(b) 3,110,000 3,102,225
THPT Mortgage Trust ,
Series 2023-THL, Class
C, 8.82%, 12/10/2034(a)
(b) 700,000 706,339
UBS Commercial
Mortgage Trust , Series
2017-C4, Class C,
4.68%, 10/15/2050(a) 810,000 760,986
Velocity Commercial
Capital Loan Trust
Series 2024-6, Class A,
5.81%, 12/25/2054(a)(b) 931,068 933,883
Series 2025-1, Class A,
6.03%, 2/25/2055(a)(b) 1,381,705 1,391,571
VRTX Trust
Series 2025-HQ, Class
B, 5.67%, 8/5/2042(a)(b) 2,610,000 2,598,481
Series 2025-HQ, Class
C, 6.12%, 8/5/2042(a)(b) 1,250,000 1,242,242
Series 2025-HQ, Class
D, 6.82%, 8/5/2042(a)(b) 1,330,000 1,326,752
Wells Fargo Commercial
Mortgage Trust
Series 2026-1250B,
Class C, 5.59%,
3/10/2041(a)(b) 1,860,000 1,833,790
Series 2026-1250B,
Class D, 6.59%,
3/10/2041(a)(b) 1,830,000 1,808,529
49,540,471
Total Commercial Mortgage-Backed
Securities
(cost $49,744,523)
49,540,471
Corporate Bonds 59 .5%
Principal
Amount ($) Value ($)
AUSTRALIA 0 .7%
Banks 0 .2%
Commonwealth Bank
of Australia, (SOFR
+ 0.81%), 4.49%,
3/14/2030(b)(d) 4,670,000 4,703,880
Capital Markets 0 .3%
Macquarie Bank Ltd.,
(US Treasury Yield
Curve Rate T Note
Constant Maturity 1
Year + 1.45%), 5.64%,
8/13/2036(b)(d) 6,105,000 6,100,045
Financial Services 0 .2%
Woodside Finance Ltd.,
6.00%, 5/19/2035(e) 3,750,000 3,900,173
14,704,098
BERMUDA 6 .2%
Financial Services 1 .1%
2001 Cat RE Ltd., Series
A, (JMMMUSTF +
12.24%), 15.78%,
1/8/2027(b)(d) 1,000,000 1,010,400
Acorn Re Ltd., Series A,
(GSMMUSTF + 3.10%),
6.62%, 11/5/2027(b)(d) 500,000 506,450
Alamo Re Ltd.
Series A, (FHMMUSTF
+ 9.08%), 12.59%,
6/7/2026(b)(d) 5,240,000 5,266,200
Series A, (FHMMUSTF
+ 6.54%), 10.05%,
6/7/2027(b)(d) 3,250,000 3,250,000
Alamo Re Ltd., Series C,
(FHMMUSTF + 11.88%),
15.39%, 6/7/2026(b)(d) 1,325,000 1,331,625
Alamo Re Ltd., Series B,
(FHMMUSTF + 8.43%),
11.94%, 6/7/2027(b)(d) 2,050,000 2,050,000
Aquila Re I Ltd., Series
A-1, (BNMMDTSC
+ 5.34%), 8.86%,
6/8/2026(b)(d) 250,000 250,500
Aquila Re I Ltd., Series
C-1, (BNMMDTSC
+ 8.83%), 12.35%,
6/8/2026(b)(d) 250,000 251,500
Aquila Re I Ltd., Series
A-1., (BRMMUSDF
+ 5.39%), 8.94%,
6/7/2027(b)(d) 250,000 255,375
Easton Re Ltd., Series A,
(BRMMUSDF + 7.50%),
11.05%, 1/8/2027(b)(d) 500,000 505,000
High Point Re Ltd.,
Series A, (BRMMUSDF
+ 5.64%), 9.19%,
1/6/2027(b)(d) 250,000 252,825

24 - Statement of Investments - April 30, 2026 (Unaudited) - Nationwide Strategic Income Fund
Corporate Bonds
Principal
Amount ($) Value ($)
BERMUDA
Financial Services
Merna Re Companywide
Ltd., Series A..,
(JMMMUSTF + 7.00%),
10.54%, 7/7/2028(b)(d) 500,000 518,500
Merna Re Enterprise Ltd.,
Series A., (JMMMUSTF
+ 7.75%), 11.29%,
7/7/2028(b)(d) 500,000 511,750
Mona Lisa Re Ltd., Series
B, (BRMMUSDF +
12.00%), 15.55%,
1/8/2030(b)(d) 2,000,000 2,000,200
Mona Lisa Re Ltd.,
Series A, (BRMMUSDF
+ 5.50%), 9.05%,
1/8/2031(b)(d) 3,000,000 3,018,000
Ramble RE Ltd., Series A,
(JMMMUSTF + 6.48%),
10.02%, 3/5/2027(b)(d) 500,000 502,400
Skyline Re II Ltd., Series
A, (1 Month Treasury Bill
Rate + 3.50%), 7.17%,
1/7/2030(b)(d) 2,500,000 2,492,500
23,973,225
Insurance 4 .9%
123 Lights Re Ltd.,
Series A, (FHMMUSTF
+ 11.00%), 14.51%,
9/14/2028(b)(d) 250,000 259,325
Armor RE II Ltd., Series A,
(BRMMUSDF + 8.50%),
12.05%, 1/7/2028(b)(d) 500,000 526,150
Baldwin Re Ltd., Series A,
(BRMMUSDF + 3.75%),
7.30%, 7/9/2029(b)(d) 1,250,000 1,271,500
Bayou Re Ltd., Series
B, (JMMMUSTF +
19.04%), 22.58%,
5/26/2026(b)(d) 750,000 756,750
Blue Ridge Re Ltd.
Series A, (FHMMUSTF
+ 5.25%), 8.76%,
1/8/2027(b)(d) 250,000 252,725
Series A, (FHMMUSTF
+ 3.50%), 7.01%,
1/8/2029(b)(d) 1,500,000 1,514,850
Blue Ridge Re Ltd.
Series B, (FHMMUSTF
+ 7.99%), 11.50%,
1/8/2027(b)(d) 250,000 252,475
Series B, (FHMMUSTF
+ 6.00%), 9.51%,
1/8/2029(b)(d) 1,500,000 1,476,300
Blue Ridge Re Ltd.,
Series C, (FHMMUSTF
+ 8.00%), 11.51%,
1/8/2029(b)(d) 1,500,000 1,467,450
Corporate Bonds
Principal
Amount ($) Value ($)
BERMUDA
Insurance
Bluebonnet RE Ltd.
Series A, (JMMMUSTF
+ 12.00%), 15.54%,
6/7/2027(b)(d) 250,000 257,450
Series A, (FHMMUSTF
+ 5.75%), 9.26%,
6/7/2028(b)(d) 500,000 500,000
Bluebonnet RE Ltd.,
Series B, (FHMMUSTF
+ 8.50%), 12.01%,
6/7/2028(b)(d) 250,000 259,675
Bluebonnet RE Ltd.,
Series C, (FHMMUSTF
+ 11.75%), 15.26%,
6/7/2028(b)(d) 250,000 261,100
Bonanza RE Ltd., Series
B, (MSMMUSTF
+ 3.75%), 7.26%,
12/19/2027(b)(d) 250,000 252,125
Bonanza RE Ltd., Series
C, (MSMMUSTF
+ 5.50%), 9.01%,
12/19/2027(b)(d) 500,000 502,500
Bridge Street Re Ltd.
Series A, (JMMMUSTF
+ 4.00%), 7.54%,
1/7/2028(b)(d) 1,000,000 1,003,600
Series A, (JMMMUSTF
+ 7.75%), 11.29%,
1/8/2029(b)(d) 5,000,000 5,018,500
Cape Lookout Re Ltd.,
Series A, (FHMMUSTF
+ 6.90%), 10.41%,
3/13/2028(b)(d) 500,000 518,500
Chartwell RE Ltd., Series
A, (JMMMUSTF
+ 6.00%), 9.54%,
6/7/2028(b)(d) 500,000 513,950
Chartwell RE Ltd., Series
B, (JMMMUSTF +
7.00%), 10.54%,
6/7/2028(b)(d) 250,000 256,375
Citrus Re Ltd.
Series A, (BRMMUSDF
+ 6.59%), 10.14%,
6/7/2026(b)(d) 250,000 250,750
Series A, (BRMMUSDF
+ 9.19%), 12.74%,
6/7/2027(b)(d) 250,000 257,300
Series A, (BRMMUSDF
+ 7.75%), 11.30%,
6/7/2028(b)(d) 500,000 506,550
Series A, (3 Month
Treasury Bill Rate
+ 5.25%), 8.92%,
6/7/2029(b)(d) 500,000 497,650
Citrus Re Ltd., Series B,
(BRMMUSDF + 8.71%),
12.26%, 6/7/2026(b)(d) 500,000 502,500

Nationwide Strategic Income Fund - April 30, 2026 (Unaudited) - Statement of Investments - 25
Corporate Bonds
Principal
Amount ($) Value ($)
BERMUDA
Insurance
Commonwealth RE Ltd.
Series A, (JMMMUSTF
+ 3.86%), 7.40%,
7/8/2026(b)(d) 1,750,000 1,753,500
Series A, (JMMMUSTF
+ 3.75%), 7.29%,
7/10/2028(b)(d) 500,000 508,900
Finca RE Ltd., Series A,
(BRMMUSDF + 5.25%),
8.80%, 6/7/2028(b)(d) 500,000 507,300
First Coast Re IV Ltd.,
Series A, (JMMMUSTF
+ 6.50%), 10.04%,
3/10/2028(b)(d) 500,000 505,300
First Coast Re IV Ltd.,
Series B, (JMMMUSTF
+ 7.50%), 11.04%,
3/10/2028(b)(d) 250,000 253,900
FloodSmart Re Ltd.,
Series A, (FHMMUSTF
+ 14.36%), 17.87%,
3/12/2027(b)(d) 1,000,000 1,045,300
Foundation Re IV Ltd.,
Series A, (JMMMUSTF
+ 3.50%), 7.04%,
1/7/2030(b)(d) 3,500,000 3,509,100
Four Lakes Re Ltd.
Series A, (BRMMUSDF
+ 5.52%), 9.35%,
1/7/2027(b)(d) 750,000 757,725
Series A, (BRMMUSDF
+ 5.50%), 9.05%,
1/7/2028(b)(d) 2,000,000 2,036,400
Series A, (BRMMUSDF
+ 3.25%), 6.80%,
1/8/2029(b)(d) 1,000,000 1,000,400
Four Lakes Re Ltd.
Series B, (BRMMUSDF
+ 9.70%), 12.47%,
1/7/2027(b)(d) 250,000 251,000
Series B, (BRMMUSDF
+ 8.25%), 11.80%,
1/7/2028(b)(d) 500,000 504,550
Series B, (BRMMUSDF
+ 6.00%), 9.55%,
1/8/2029(b)(d) 3,000,000 2,968,800
Fuchsia - London Bridge 2
PCC Ltd.
Series A, (FRMMUSTI
+ 5.14%), 8.66%,
4/6/2028(b)(d) 500,000 511,650
Series A, (FRMMUSTF
+ 3.25%), 6.77%,
4/6/2029(b)(d) 1,000,000 991,900
Genesee Street Re
Ltd., Series 2025,
(BRMMUSDF + 3.25%),
6.80%, 4/7/2028(b)(d) 500,000 502,150
Corporate Bonds
Principal
Amount ($) Value ($)
BERMUDA
Insurance
Handshake Re Ltd.,
Series A, (JMMMUSTF
+ 4.50%), 8.04%,
1/8/2030(b)(d) 1,750,000 1,731,975
Herbie Re Ltd.
Series A, (JMMMUSTF
+ 6.90%), 10.44%,
1/7/2028(b)(d) 500,000 497,650
Series A, (JMMMUSTF
+ 7.25%), 10.79%,
1/8/2029(b)(d) 500,000 502,400
Series A, (MSMMUSTF
+ 4.25%), 7.76%,
1/7/2030(b)(d) 1,000,000 1,000,000
Herbie Re Ltd., Series B,
(JMMMUSTF + 9.90%),
13.44%, 1/8/2028(b)(d) 250,000 248,950
Hypatia Ltd., (BNMMDTSC
+ 5.00%), 8.51%,
5/14/2033(b)(d) 1,000,000 1,000,000
Integrity RE III Ltd., Series
A-2, (FHMMUSTF
+ 8.00%), 11.51%,
6/6/2028(b)(d) 500,000 508,050
Integrity RE III Ltd., Series
B-2, (FHMMUSTF
+ 9.75%), 13.27%,
6/6/2028(b)(d) 500,000 513,100
Integrity Re Ltd., Series
B, (FHMMUSTF +
13.32%), 16.83%,
6/6/2026(b)(d) 750,000 758,250
Kendall Re Ltd., Series A,
(GSMMUSTI + 6.25%),
9.77%, 4/30/2027(b)(d) 500,000 509,850
Kendall Re Ltd., Series B,
(GSMMUSTI + 7.74%),
11.25%, 4/30/2027(b)(d) 250,000 255,700
Kilimanjaro II Re Ltd.,
Series A, (BRMMUSDF
+ 6.25%), 9.80%,
6/30/2028(b)(d) 1,000,000 1,041,700
Kilimanjaro II Re Ltd.,
Series B, (BRMMUSDF
+ 7.25%), 10.80%,
6/30/2028(b)(d) 500,000 523,250
Kilimanjaro II Re Ltd.,
Series C-1, (GSMMUSTI
+ 4.00%), 7.51%,
7/9/2029(b)(d) 1,000,000 1,019,900
Kilimanjaro II Re Ltd.,
Series D-1, (GSMMUSTI
+ 6.50%), 10.01%,
7/9/2029(b)(d) 1,000,000 1,021,200
Kilimanjaro II Re Ltd.,
Series C-2, (GSMMUSTI
+ 4.00%), 7.51%,
7/8/2030(b)(d) 1,250,000 1,278,000

26 - Statement of Investments - April 30, 2026 (Unaudited) - Nationwide Strategic Income Fund
Corporate Bonds
Principal
Amount ($) Value ($)
BERMUDA
Insurance
Kilimanjaro II Re Ltd.,
Series D-2, (GSMMUSTI
+ 6.50%), 10.01%,
7/8/2030(b)(d) 1,250,000 1,271,500
Locke Tavern Re Ltd.,
Series A, (JMMMUSTF
+ 3.25%), 6.79%,
4/9/2029(b)(d) 500,000 498,500
Longleaf Pine Re Ltd.,
Series 1, (GSMMUSTI
+ 17.93%), 21.45%,
5/25/2027(b)(d) 250,000 260,900
Marlon Ltd., Series A,
(JMMMUSTF + 7.31%),
10.85%, 6/7/2027(b)(d) 250,000 259,525
Matterhorn Re Ltd.
Series A, (BRMMUSDF
+ 2.50%), 6.05%,
9/22/2028(b)(d) 250,000 250,025
Series A, (BRMMUSDF
+ 7.75%), 11.30%,
2/16/2029(b)(d) 300,000 298,170
Matterhorn Re Ltd.,
Series B, (BRMMUSDF
+ 11.75%), 15.30%,
2/16/2029(b)(d) 1,000,000 986,500
Mayflower Re Ltd.
Series A, (FHMMUSTF
+ 5.05%), 8.56%,
7/8/2026(b)(d) 2,000,000 2,000,000
Series A, (FHMMUSTF
+ 4.93%, 1.56% Cap,
0.56% Floor), 8.44%,
7/8/2027(b)(d) 500,000 508,250
Series A, (FHMMUSTF
+ 3.50%), 7.02%,
7/7/2028(b)(d) 750,000 763,500
Mayflower Re Ltd.,
Series B, (FHMMUSTF
+ 6.51%), 10.02%,
7/8/2026(b)(d) 2,050,000 2,055,125
Meadows Ltd., Series B,
(GSMMUSTI + 11.50%),
15.01%, 12/7/2029(b)(d) 750,000 719,775
Meadows Ltd., Series A,
(GSMMUSTI + 12.25%),
15.76%, 12/7/2029(b)(d) 250,000 241,075
Merna Reinsurance II Ltd.
Series A, (GSMMUSTI
+ 8.38%), 11.89%,
7/7/2026(b)(d) 250,000 252,750
Series A, (GSMMUSTI
+ 7.47%), 10.98%,
7/7/2027(b)(d) 250,000 257,250
Series A, (JMMMUSTF
+ 8.75%), 12.29%,
7/7/2028(b)(d) 500,000 524,650
Corporate Bonds
Principal
Amount ($) Value ($)
BERMUDA
Insurance
Merna Reinsurance II Ltd.
Series B, (GSMMUSTI
+ 10.47%), 13.98%,
7/7/2026(b)(d) 4,941,000 5,013,139
Series B, (GSMMUSTI
+ 8.75%), 12.26%,
7/7/2027(b)(d) 250,000 257,125
Merna Reinsurance II Ltd.,
Series C, (GSMMUSTI
+ 8.49%), 12.00%,
7/7/2027(b)(d) 500,000 513,550
MetroCat Re Ltd., Series
A, (GSMMUSTF
+ 5.75%), 9.27%,
5/8/2026(b)(d) 750,000 750,000
Montoya Re Ltd.
Series A, (MSMMUSTF
+ 5.75%), 9.26%,
4/7/2028(b)(d) 500,000 499,350
Series A, (JMMMUSTF
+ 5.25%), 8.79%,
4/9/2030(b)(d) 3,000,000 3,003,000
Mystic Re IV Ltd.
Series A, (GSMMUSTI
+ 12.00%), 15.51%,
1/8/2027(b)(d) 750,000 752,925
Series A, (GSMMUSTI
+ 4.90%), 8.41%,
1/10/2028(b)(d) 250,000 251,450
Series A, (GSMMUSTI
+ 3.25%), 6.76%,
1/8/2029(b)(d) 500,000 496,750
Mystic Re IV Ltd., Series
B, (GSMMUSTI +
6.90%), 10.41%,
1/8/2029(b)(d) 750,000 742,575
Northshore Re II Ltd.,
Series A, (BRMMUSDF
+ 5.00%), 8.55%,
4/7/2028(b)(d) 1,000,000 1,000,000
Oceanside RE Ltd.,
Series A, (BNMMDTSC
+ 6.00%), 9.52%,
5/15/2028(b)(d) 250,000 252,850
Ocelot Re Ltd., Series A,
(BRMMUSDF + 4.50%),
8.05%, 2/26/2029(b)(d) 750,000 763,725
Palm RE Ltd.
Series A, (BNMMDTSC
+ 9.70%), 13.22%,
6/7/2027(b)(d) 250,000 260,050
Series A, (BNMMDTSC
+ 7.75%), 11.27%,
6/7/2028(b)(d) 500,000 513,300
Series A, (BRMMUSDF
+ 5.00%), 8.55%,
6/7/2029(b)(d) 1,000,000 999,500

Nationwide Strategic Income Fund - April 30, 2026 (Unaudited) - Statement of Investments - 27
Corporate Bonds
Principal
Amount ($) Value ($)
BERMUDA
Insurance
Purple Re Ltd.
Series A, (JMMMUSTF
+ 9.13%), 12.67%,
6/7/2027(b)(d) 500,000 514,500
Series A, (JMMMUSTF
+ 7.25%), 10.79%,
6/7/2028(b)(d) 250,000 259,725
Sakura RE Ltd., Series A,
(BRMMUSDF + 2.75%),
6.30%, 4/5/2029(b)(d) 250,000 249,850
Sanders RE II Ltd., Series
A-1, (GSMMUSTI
+ 4.00%), 7.51%,
4/7/2028(b)(d) 400,000 408,880
Sanders RE II Ltd., Series
B-1, (GSMMUSTI
+ 4.50%), 8.01%,
4/7/2028(b)(d) 650,000 663,455
Sanders RE II Ltd.,
Series A, (BRMMUSDF
+ 3.99%), 7.54%,
4/7/2029(b)(d) 2,250,000 2,281,500
Sanders RE II Ltd.,
Series B, (BRMMUSDF
+ 5.36%), 8.91%,
4/7/2029(b)(d) 2,250,000 2,277,000
Sanders RE II Ltd., Series
A-2, (GSMMUSTI
+ 4.25%), 7.76%,
4/8/2030(b)(d) 400,000 418,440
Sanders RE II Ltd., Series
B-2, (GSMMUSTI
+ 4.75%), 8.26%,
4/8/2030(b)(d) 1,400,000 1,465,940
Sanders Re III Ltd.
Series A, (BRMMUSDF
+ 7.72%), 11.27%,
6/5/2026(b)(d) 1,500,000 1,506,000
Series A, (BRMMUSDF
+ 5.56%), 9.11%,
4/7/2028(b)(d) 1,250,000 1,295,250
Sanders Re III Ltd.,
(BRMMUSDF + 5.47%),
9.02%, 4/7/2027(b)(d) 250,000 254,225
Sanders Re III Ltd., Series
B-1, (3 Month Treasury
Bill Rate + 5.00%),
8.67%, 4/8/2030(b)(d) 250,000 249,850
Sanders Re III Ltd., Series
b-2, (3 Month Treasury
Bill Rate + 5.00%),
8.67%, 4/7/2031(b)(d) 250,000 248,950
Sanders Re IV Ltd., Series
A-1, (HSMMUSTF
+ 3.50%), 7.02%,
4/8/2030(b)(d) 250,000 249,000
Sanders Re IV Ltd., Series
A-2, (HSMMUSTF
+ 3.50%), 7.02%,
4/7/2031(b)(d) 250,000 249,025
Corporate Bonds
Principal
Amount ($) Value ($)
BERMUDA
Insurance
Solomon Re Ltd., Series A,
(GSMMUSTI + 5.52%),
9.03%, 6/8/2026(b)(d) 500,000 501,000
Sutter Re Ltd., Series B,
(FHMMUSTF + 6.75%),
10.26%, 6/19/2026(b)(d) 250,000 250,700
Titania RE Ltd., Series A,
(3 Month Treasury Bill
Rate + 7.50%), 11.17%,
4/30/2029(b)(d) 500,000 499,974
Topanga Re Ltd., Series A,
(JMMMUSTF + 4.75%),
8.29%, 1/7/2030(b)(d) 2,500,000 2,485,750
Topanga Re Ltd., Series B,
(JMMMUSTF + 5.75%),
9.29%, 1/7/2030(b)(d) 2,000,000 1,986,400
Torrey Pines Re Ltd.
Series A, (JMMMUSTF
+ 5.31%), 8.85%,
6/5/2026(b)(d) 250,000 250,475
Series A, (JMMMUSTF
+ 6.04%), 9.58%,
6/7/2027(b)(d) 250,000 258,900
Series A, (BRMMUSDF
+ 3.75%), 7.30%,
6/7/2028(b)(d) 500,000 509,900
Torrey Pines Re Ltd.
Series B, (JMMMUSTF
+ 7.11%), 10.65%,
6/7/2027(b)(d) 250,000 258,250
Series B, (BRMMUSDF
+ 4.50%), 8.05%,
6/7/2028(b)(d) 250,000 254,225
Torrey Pines Re Ltd., (1
Month Treasury Bill
Rate + 3.00%), 6.66%,
6/7/2034(b)(d) 1,000,000 1,000,000
Turris RE Ltd., Series A,
(JMMMUSTF + 2.40%),
5.94%, 1/8/2029(b)(d) 750,000 751,425
Ursa Re II Ltd., Series FG,
(MSMMUSTF + 7.75%),
11.26%, 6/7/2028(b)(d) 500,000 502,850
Ursa Re II Ltd., Series E,
(MSMMUSTF + 5.00%),
8.51%, 12/7/2029(b)(d) 1,250,000 1,239,625
Ursa Re Ltd., Series E,
(JMMMUSTF + 9.25%),
12.79%, 12/7/2026(b)(d) 250,000 256,000
Ursa Re Ltd., Series F,
(GSMMUSTI + 7.50%),
11.01%, 2/22/2028(b)(d) 500,000 510,250
Veraison Re Ltd.
Series A, (GSMMUSTI
+ 4.74%), 8.25%,
3/8/2027(b)(d) 500,000 507,500
Series A, (GSMMUSTI
+ 3.50%), 7.01%,
3/8/2028(b)(d) 250,000 251,450

28 - Statement of Investments - April 30, 2026 (Unaudited) - Nationwide Strategic Income Fund
Corporate Bonds
Principal
Amount ($) Value ($)
BERMUDA
Insurance
Series A, (GSMMUSTI
+ 2.90%), 6.41%,
3/8/2029(b)(d) 250,000 250,750
Veraison Re Ltd.
Series B, (GSMMUSTI
+ 5.00%), 8.51%,
3/8/2028(b)(d) 250,000 252,325
Series B, (GSMMUSTI
+ 4.15%), 7.66%,
3/8/2029(b)(d) 250,000 249,775
Windrose Re Ltd., Series
B, (3 Month Treasury Bill
Rate + 8.00%), 8.00%,
2/13/2029(b)(d) 1,000,000 1,005,500
Windrose Re Ltd., Series
A, (HSMMUSTF
+ 5.25%), 8.77%,
2/13/2029(b)(d) 2,500,000 2,479,750
Winston RE Ltd.
Series A, (BNMMDTSC
+ 10.21%), 13.73%,
2/26/2027(b)(d) 250,000 258,850
Series A, (BNMMDTSC
+ 6.50%), 10.02%,
2/21/2028(b)(d) 500,000 508,400
Winston RE Ltd., Series
B, (BNMMDTSC +
11.69%), 15.21%,
2/26/2027(b)(d) 250,000 258,625
106,500,923
Metals & Mining 0 .2%
Galileo Re Ltd.
Series A, (GSMMUSTI
+ 7.00%), 10.51%,
1/7/2028(b)(d) 1,500,000 1,545,600
Series A, (JMMMUSTF
+ 3.25%), 6.79%,
1/8/2030(b)(d) 1,500,000 1,485,600
Galileo Re Ltd., Series B,
(JMMMUSTF + 5.00%),
8.54%, 1/8/2030(b)(d) 1,500,000 1,474,200
4,505,400
134,979,548
BRAZIL 0 .1%
Food Products 0 .1%
Minerva Luxembourg SA,
4.38%, 3/18/2031(b) 1,925,000 1,727,761
Oil, Gas & Consumable Fuels 0 .0%
†
MC Brazil Downstream
Trading SARL, 7.25%,
6/30/2031(b) 978,662 915,159
2,642,920
Corporate Bonds
Principal
Amount ($) Value ($)
CANADA 1 .8%
Banks 0 .3%
Bank of Nova Scotia
(The), (SOFR + 1.05%),
4.81%, 2/2/2034(d)(e) 5,880,000 5,814,866
Commercial Services & Supplies 0 .5%
Element Fleet
Management Corp.
5.64%, 3/13/2027(b) 1,500,000 1,514,752
5.04%, 3/25/2030(b) 5,705,000 5,765,576
4.64%, 11/24/2030(b)(e) 2,500,000 2,481,252
9,761,580
Energy Equipment & Services 0 .1%
Enerflex, Inc., 6.88%,
1/15/2031(b)(e) 2,450,000 2,523,997
Oil, Gas & Consumable Fuels 0 .9%
Enbridge, Inc.
(US Treasury Yield
Curve Rate T Note
Constant Maturity 5
Year + 2.97%), 7.20%,
6/27/2054(d)(e) 490,000 523,909
(US Treasury Yield
Curve Rate T Note
Constant Maturity 5
Year + 3.12%), 7.38%,
3/15/2055(d)(e) 490,000 518,099
(US Treasury Yield
Curve Rate T Note
Constant Maturity 5
Year + 4.43%), 8.50%,
1/15/2084(d)(e) 928,000 1,057,095
International Petroleum
Corp.
Reg. S, 7.50%,
10/10/2030(e) 14,500,000 14,858,004
South Bow Canadian
Infrastructure Holdings
Ltd., (US Treasury Yield
Curve Rate T Note
Constant Maturity 5
Year + 3.67%), 7.50%,
3/1/2055(d)(e) 805,000 851,074
TransCanada PipeLines
Ltd., (US Treasury Yield
Curve Rate T Note
Constant Maturity 5
Year + 2.12%), 6.38%,
10/17/2056(d) 1,570,000 1,582,048
19,390,229
37,490,672
CAYMAN ISLANDS 0 .3%
Consumer Finance 0 .1%
Global Aircraft Leasing Co.
Ltd., 8.75%, 9/1/2027(b) 2,465,000 2,500,276

Nationwide Strategic Income Fund - April 30, 2026 (Unaudited) - Statement of Investments - 29
Corporate Bonds
Principal
Amount ($) Value ($)
CAYMAN ISLANDS
Financial Services 0 .0%
†
Long Point Re IV
Ltd., Series 2022,
(BRMMUSDF + 4.25%),
7.80%, 6/1/2026(b)(d) 250,000 250,075
Insurance 0 .2%
Residential Reinsurance
2004 Ltd., Series 4,
(JMMMUSTF + 5.38%),
8.92%, 12/6/2028(b)(d) 750,000 765,150
Residential Reinsurance
2004 Ltd., Series 3,
(JMMMUSTF + 6.94%),
10.48%, 12/6/2028(b)(d) 750,000 757,800
Vitality Re XIV Ltd.,
Series A, (FHMMUSTF
+ 3.50%), 7.01%,
1/5/2027(b)(d) 500,000 504,850
Vitality Re XVII Ltd.,
Series A, (GSMMUSTI
+ 2.00%), 5.51%,
1/8/2030(b)(d) 1,250,000 1,248,250
3,276,050
6,026,401
CHILE 0 .2%
Metals & Mining 0 .2%
Corp. Nacional del Cobre
de Chile, 6.78%,
1/13/2055(b) 3,275,000 3,503,333
COLOMBIA 1 .0%
Food Products 0 .6%
Grupo Nutresa SA, 9.00%,
5/12/2035(b) 11,635,000 12,948,359
Passenger Airlines 0 .4%
ABRA Global Finance,
6.00%, 10/22/2029(b)(f) 9,350,422 8,609,204
21,557,563
CYPRUS 0 .4%
Construction & Engineering 0 .4%
ASG Finance DAC, 9.75%,
5/15/2029(b)(e) 11,108,000 8,555,390
FINLAND 0 .2%
Banks 0 .2%
Nordea Bank Abp
(US Treasury Yield
Curve Rate T Note
Constant Maturity 5
Year + 2.72%), 6.75%,
11/10/2033(b)(d)(e)(g) 1,895,000 1,931,092
(US Treasury Yield
Curve Rate T Note
Constant Maturity 5
Year + 2.60%), 3.75%,
3/1/2029(b)(d)(g) 1,840,000 1,735,513
3,666,605
Corporate Bonds
Principal
Amount ($) Value ($)
FRANCE 3 .8%
Banks 3 .0%
Banque Federative du
Credit Mutuel SA,
4.54%, 1/15/2031(b)(e) 5,710,000 5,642,933
BNP Paribas SA
(SOFR + 1.68%),
5.09%, 5/9/2031(b)(d)(e) 9,500,000 9,587,568
(SOFR + 1.62%),
5.79%, 1/13/2033(b)(d) 3,170,000 3,281,462
(US Treasury Yield
Curve Rate T Note
Constant Maturity 5
Year + 2.85%), 6.88%,
12/15/2033(b)(d)(e)(g) 4,600,000 4,568,834
(US Treasury Yield
Curve Rate T Note
Constant Maturity 5
Year + 3.13%), 7.45%,
6/27/2035(b)(d)(g) 5,715,000 5,920,312
(US Treasury Yield
Curve Rate T Note
Constant Maturity 5
Year + 3.54%), 7.38%,
9/10/2034(b)(d)(g) 682,000 707,278
BPCE SA
(SOFR + 1.85%),
5.94%, 5/30/2035(b)(d) 1,375,000 1,406,276
(SOFR + 2.04%),
6.29%, 1/14/2036(b)(d) 5,895,000 6,167,645
Credit Agricole SA, (SOFR
+ 1.43%), 5.26%,
1/12/2037(b)(d) 14,330,000 14,037,164
Societe Generale SA
5.25%, 2/19/2027(b) 4,600,000 4,633,648
(US Treasury Yield
Curve Rate T Note
Constant Maturity 1
Year + 1.60%), 6.10%,
4/13/2033(b)(d) 2,935,000 3,054,773
(US Treasury Yield
Curve Rate T Note
Constant Maturity 1
Year + 3.20%), 6.22%,
6/15/2033(b)(d) 1,400,000 1,447,582
60,455,475
Electric Utilities 0 .8%
Electricite de France SA,
6.13%, 4/22/2056(b) 16,905,000 16,371,851
76,827,326
GERMANY 1 .3%
Automobiles 0 .3%
Volkswagen Group of
America Finance LLC
4.85%, 9/11/2030(b) 4,275,000 4,249,082
5.80%, 3/27/2035(b) 2,266,000 2,284,044
6,533,126

30 - Statement of Investments - April 30, 2026 (Unaudited) - Nationwide Strategic Income Fund
Corporate Bonds
Principal
Amount ($) Value ($)
GERMANY
Capital Markets 0 .4%
Deutsche Bank AG
(SOFR + 1.10%),
4.47%, 12/10/2031(d)(e) 4,470,000 4,399,071
(SOFR + 1.41%),
5.06%, 4/14/2032(d) 4,350,000 4,345,147
8,744,218
Insurance 0 .6%
Allianz SE
(US Treasury Yield
Curve Rate T Note
Constant Maturity 5
Year + 2.32%), 6.55%,
10/30/2033(b)(d)(e)(g) 6,000,000 6,071,184
(US Treasury Yield
Curve Rate T Note
Constant Maturity 5
Year + 2.23%), 6.50%,
10/30/2034(b)(d)(g) 3,200,000 3,202,169
(US Treasury Yield
Curve Rate T Note
Constant Maturity 5
Year + 2.77%), 5.60%,
9/3/2054(b)(d)(e) 3,600,000 3,589,277
12,862,630
28,139,974
GREECE 0 .4%
Marine Transportation 0 .4%
Danaos Corp., 6.88%,
10/15/2032(b) 7,122,000 7,315,028
IRELAND 0 .6%
Consumer Finance 0 .5%
Avolon Holdings Funding
Ltd.
6.38%, 5/4/2028(b) 2,025,000 2,085,125
5.15%, 1/15/2030(b) 3,500,000 3,518,560
5.38%, 5/30/2030(b) 1,650,000 1,671,271
4.70%, 1/30/2031(b) 2,160,000 2,121,768
9,396,724
Financial Services 0 .1%
Atlas Capital DAC, Series
A, (SOFR + 7.57%),
11.22%, 6/5/2026(b)(d) 250,000 252,000
Atlas Capital DAC, Series
2024, (SOFR + 12.22%),
15.90%, 6/8/2027(b)(d) 500,000 538,300
Atlas Capital DAC, Series
2025, (SOFR + 7.25%),
10.90%, 6/7/2028(b)(d) 500,000 511,000
1,301,300
10,698,024
Corporate Bonds
Principal
Amount ($) Value ($)
ISRAEL 0 .2%
Pharmaceuticals 0 .2%
Teva Pharmaceutical
Finance Netherlands II
BV, 4.38%, 5/9/2030 EUR 4,007,000 4,754,071
ITALY 0 .1%
Banks 0 .1%
UniCredit SpA, (USD
ICE Swap Rate 5 Year
+ 3.70%), 5.86%,
6/19/2032(b)(d)(e) 2,260,000 2,275,126
JAPAN 3 .8%
Banks 1 .0%
Mitsubishi UFJ Financial
Group, Inc., (US
Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year +
1.02%), 5.33%,
4/21/2037(d) 3,730,000 3,723,610
Norinchukin Bank (The),
4.67%, 9/9/2030(b)(e) 2,535,000 2,517,507
Sumitomo Mitsui Financial
Group, Inc.
(SOFR + 1.02%),
4.49%, 1/15/2032(d) 8,090,000 7,965,664
(US Treasury Yield
Curve Rate T Note
Constant Maturity 5
Year + 1.30%), 5.33%,
3/3/2041(d) 6,355,000 6,197,912
20,404,693
Capital Markets 0 .1%
Nomura Holdings, Inc.,
5.78%, 7/3/2034 1,335,000 1,376,800
Insurance 2 .7%
Dai-ichi Life Insurance
Co. Ltd., (US Treasury
Yield Curve Rate T Note
Constant Maturity 5
Year + 2.52%), 6.20%,
1/16/2035(b)(d)(e)(g) 9,760,000 9,975,042
Meiji Yasuda Life
Insurance Co., (US
Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year +
2.91%), 6.10%,
6/11/2055(b)(d)(e) 17,525,000 17,860,428
Nippon Life Insurance
Co., (US Treasury Yield
Curve Rate T Note
Constant Maturity 5
Year + 3.19%), 6.50%,
4/30/2055(b)(d)(e) 9,150,000 9,637,402

Nationwide Strategic Income Fund - April 30, 2026 (Unaudited) - Statement of Investments - 31
Corporate Bonds
Principal
Amount ($) Value ($)
JAPAN
Insurance
Sumitomo Life Insurance
Co., (US Treasury Yield
Curve Rate T Note
Constant Maturity 5
Year + 2.65%), 5.88%,
9/10/2055(b)(d)(e) 16,500,000 16,534,238
54,007,110
75,788,603
MACAU 0 .2%
Hotels, Restaurants & Leisure 0 .2%
Wynn Macau Ltd., 6.75%,
2/15/2034(b)(e) 4,855,000 4,865,532
MEXICO 2 .0%
Diversified Telecommunication Services 0 .9%
Total Play
Telecomunicaciones
SA de CV, 11.13%,
12/31/2032(b) 20,881,750 19,522,112
Energy Equipment & Services 0 .3%
Borr IHC Ltd.
10.00%, 11/15/2028(b) 328,659 343,349
10.38%, 11/15/2030(b)
(e) 6,014,301 6,304,127
6,647,476
Passenger Airlines 0 .8%
Grupo Aeromexico SAB
de CV
8.25%, 11/15/2029(b) 1,275,000 1,237,610
8.63%, 11/15/2031(b) 16,796,000 16,313,115
17,550,725
43,720,313
NETHERLANDS 0 .4%
Banks 0 .4%
ING Groep NV, (ICE IBA -
USD SOFR ICE Swap
Rate 5 Year + 3.59%),
7.00%, 11/16/2032(d)(g) 5,840,000 6,039,658
ING Groep NV, Series
NC10, (US Treasury
Yield Curve Rate T Note
Constant Maturity 5
Year + 2.86%), 4.25%,
5/16/2031(d)(g) 1,960,000 1,759,092
7,798,750
NORWAY 0 .6%
Oil, Gas & Consumable Fuels 0 .6%
Aker BP ASA
6.00%, 6/13/2033(b)(e) 1,235,000 1,288,311
5.13%, 10/1/2034(b) 5,720,000 5,593,077
5.25%, 10/30/2035(b) 4,890,000 4,775,912
11,657,300
Corporate Bonds
Principal
Amount ($) Value ($)
SAUDI ARABIA 0 .4%
Oil, Gas & Consumable Fuels 0 .4%
Saudi Arabian Oil Co.,
6.38%, 6/2/2055(b) 9,220,000 9,393,895
SINGAPORE 0 .0%
†
Insurance 0 .0%
†
Nakama Re Pte. Ltd.,
Series 1, (3 Month
Treasury Bill Rate
+ 2.35%), 6.02%,
4/4/2029(b)(d) 750,000 754,125
SOUTH KOREA 0 .1%
Insurance 0 .1%
Hanwha Life Insurance
Co. Ltd., (US Treasury
Yield Curve Rate T Note
Constant Maturity 5
Year + 2.29%), 6.30%,
6/24/2055(b)(d) 2,483,000 2,557,490
SPAIN 1 .3%
Banks 1 .3%
Banco Bilbao Vizcaya
Argentaria SA, (US
Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year +
2.99%), 7.13%,
5/8/2033(d)(g) 8,000,000 8,000,000
Banco Santander SA
5.44%, 7/15/2031 6,200,000 6,384,792
5.44%, 4/15/2036 4,200,000 4,169,722
CaixaBank SA
(SOFR + 1.21%),
4.82%, 4/22/2032(b)(d) 1,895,000 1,882,713
(SOFR + 2.77%),
6.84%, 9/13/2034(b)(d) 1,015,000 1,109,211
(SOFR + 2.26%),
6.04%, 6/15/2035(b)(d) 540,000 563,169
(SOFR + 1.79%),
5.58%, 7/3/2036(b)(d) 2,105,000 2,123,340
Reg. S, (EUR Swap
Annual 5 Year + 3.86%),
3.63%, 9/14/2028(d)(g) EUR 2,000,000 2,276,881
26,509,828
SWITZERLAND 0 .8%
Capital Markets 0 .8%
UBS Group AG
(ICE IBA - USD SOFR
ICE Swap Rate 5 Year
+ 3.08%), 7.00%,
2/10/2030(b)(d)(g) 440,000 449,847
(SOFR + 1.05%),
4.59%, 8/10/2032(b)(d) 9,600,000 9,451,300
(US Treasury Yield
Curve Rate T Note
Constant Maturity 1
Year + 2.20%), 5.96%,
1/12/2034(b)(d) 1,110,000 1,157,329

32 - Statement of Investments - April 30, 2026 (Unaudited) - Nationwide Strategic Income Fund
Corporate Bonds
Principal
Amount ($) Value ($)
SWITZERLAND
Capital Markets
(ICE IBA - USD SOFR
ICE Swap Rate 5 Year
+ 3.18%), 7.13%,
8/10/2034(b)(d)(e)(g) 430,000 440,073
(US Treasury Yield
Curve Rate T Note
Constant Maturity 1
Year + 2.00%), 6.30%,
9/22/2034(b)(d) 365,000 388,154
(ICE IBA - USD SOFR
ICE Swap Rate 5 Year
+ 3.30%), 7.00%,
2/5/2035(b)(d)(e)(g) 1,155,000 1,175,394
(US Treasury Yield
Curve Rate T Note
Constant Maturity 1
Year + 1.77%), 5.70%,
2/8/2035(b)(d) 1,310,000 1,348,369
(ICE IBA - USD SOFR
ICE Swap Rate 5 Year
+ 4.16%), 7.75%,
4/12/2031(b)(d)(g) 1,500,000 1,600,134
16,010,600
UNITED KINGDOM 2 .1%
Banks 1 .1%
HSBC Holdings plc
(US Treasury Yield
Curve Rate T Note
Constant Maturity 5
Year + 2.64%), 6.95%,
8/27/2031(d)(e)(g) 4,985,000 5,092,825
(US Treasury Yield
Curve Rate T Note
Constant Maturity 5
Year + 2.80%), 7.00%,
9/24/2035(d)(e)(g) 2,965,000 3,025,471
(SOFR + 1.96%),
5.74%, 9/10/2036(d) 3,040,000 3,052,854
(SOFR + 1.55%),
5.28%, 3/10/2037(d) 6,270,000 6,183,909
NatWest Group plc
(US Treasury Yield
Curve Rate T Note
Constant Maturity 5
Year + 2.20%), 6.48%,
6/1/2034(d)(e) 1,355,000 1,403,901
(US Treasury Yield
Curve Rate T Note
Constant Maturity 5
Year + 3.75%), 8.13%,
11/10/2033(d)(g) 925,000 1,021,267
Standard Chartered plc
(US Treasury Yield
Curve Rate T Note
Constant Maturity 1
Year + 2.10%), 6.10%,
1/11/2035(b)(d) 2,000,000 2,089,124
Corporate Bonds
Principal
Amount ($) Value ($)
UNITED KINGDOM
Banks
(US Treasury Yield
Curve Rate T Note
Constant Maturity 1
Year + 1.43%), 6.23%,
1/21/2036(b)(d) 2,550,000 2,696,520
24,565,871
Financial Services 0 .2%
Nationwide Building
Society, 5.13%,
7/29/2029(b)(e) 3,405,000 3,463,229
Hotels, Restaurants & Leisure 0 .2%
Brightstar Lottery plc,
5.75%, 1/15/2033(b)(e) 3,955,000 3,877,836
Insurance 0 .0%
†
Lapis London Bridge 2
PCC Ltd., Series A,
(3 Month Treasury Bill
Rate + 7.50%), 11.17%,
1/9/2029(b)(d) 250,000 252,450
Passenger Airlines 0 .6%
Avianca Midco 2 plc
9.63%, 2/14/2030(b)(e) 6,450,000 6,079,125
9.50%, 1/28/2031(b) 5,775,000 5,370,750
11,449,875
43,609,261
UNITED STATES 30 .5%
Automobiles 0 .8%
Ford Motor Co., 6.10%,
8/19/2032(e) 210,000 214,109
Hyundai Capital America
5.68%, 6/26/2028(b) 515,000 524,989
6.50%, 1/16/2029(b) 695,000 725,888
5.35%, 3/19/2029(b)(e) 2,500,000 2,544,861
5.30%, 1/8/2030(b) 4,780,000 4,859,563
4.50%, 9/18/2030(b) 2,855,000 2,809,416
6.20%, 9/21/2030(b) 995,000 1,043,761
5.40%, 6/23/2032(b) 3,260,000 3,321,960
16,044,547
Banks 3 .4%
Citigroup, Inc., Series
GG, (US Treasury Yield
Curve Rate T Note
Constant Maturity 5
Year + 2.89%), 6.88%,
8/15/2030(d)(g) 4,720,000 4,792,225
Citigroup, Inc.
(US Treasury Yield
Curve Rate T Note
Constant Maturity 5
Year + 3.00%), 6.63%,
2/15/2031(d)(g) 12,550,000 12,703,823
(SOFR + 2.66%),
6.17%, 5/25/2034(d) 690,000 718,833
(SOFR + 1.83%),
6.02%, 1/24/2036(d) 7,250,000 7,442,942

Nationwide Strategic Income Fund - April 30, 2026 (Unaudited) - Statement of Investments - 33
Corporate Bonds
Principal
Amount ($) Value ($)
UNITED STATES
Banks
Citizens Financial Group,
Inc., (US Treasury Yield
Curve Rate T Note
Constant Maturity 5
Year + 1.45%), 5.30%,
1/29/2036(d) 650,000 644,413
KeyCorp, (United States
SOFR Compounded
Index + 1.23%), 5.12%,
4/4/2031(d)(e) 4,365,000 4,409,682
Morgan Stanley Private
Bank NA, (SOFR
+ 1.08%), 4.73%,
7/18/2031(d) 5,000,000 4,992,903
Old National Bancorp,
(CME Term SOFR 3
Month + 2.20%), 5.77%,
2/15/2036(d) 990,000 988,141
Santander Holdings USA,
Inc., (SOFR + 2.14%),
6.34%, 5/31/2035(d)(e) 5,160,000 5,436,859
Truist Bank
(SOFR + 0.77%),
4.42%, 7/24/2028(d) 17,470,000 17,455,501
(SOFR + 0.91%),
4.14%, 10/23/2029(d)(e) 10,760,000 10,666,625
Truist Financial Corp.,
(SOFR + 2.24%),
4.92%, 7/28/2033(d) 2,255,000 2,211,607
72,463,554
Beverages 0 .8%
PepsiCo, Inc., 4.15%,
2/11/2047 EUR 14,160,000 16,092,065
Capital Markets 2 .9%
Citadel Securities Global
Holdings LLC
5.50%, 6/18/2030(b)(e) 8,505,000 8,647,804
6.20%, 6/18/2035(b) 2,211,000 2,260,317
Jane Street Group, 6.75%,
5/1/2033(b) 5,477,000 5,626,582
Jefferies Financial Group,
Inc.
6.20%, 4/14/2034 7,023,000 7,187,746
5.50%, 2/15/2036(e) 3,640,000 3,505,328
Morgan Stanley
(United States SOFR
Compounded Index
+ 0.96%), 4.56%,
4/10/2030(d) 20,000,000 19,936,773
(SOFR + 2.62%),
5.30%, 4/20/2037(d) 1,690,000 1,692,010
(US Treasury Yield
Curve Rate T Note
Constant Maturity 5
Year + 2.43%), 5.95%,
1/19/2038(d)(e) 740,000 762,333
Corporate Bonds
Principal
Amount ($) Value ($)
UNITED STATES
Capital Markets
(US Treasury Yield
Curve Rate T Note
Constant Maturity 5
Year + 1.80%), 5.94%,
2/7/2039(d)(e) 1,110,000 1,142,889
Morgan Stanley, Series
I, (SOFR + 1.31%),
4.89%, 10/22/2036(d) 6,720,000 6,520,279
State Street Corp., (SOFR
+ 1.22%), 4.78%,
10/23/2036(d) 3,420,000 3,336,165
60,618,226
Chemicals 1 .5%
ARC Falcon I, Inc., 9.75%,
3/1/2033(b) 14,585,000 14,299,425
Celanese US Holdings
LLC
7.20%, 11/15/2033(c)(e) 7,300,000 7,892,673
7.38%, 2/15/2034(e) 8,040,000 8,417,751
30,609,849
Consumer Finance 2 .5%
Ally Financial, Inc.
(SOFR + 3.26%),
6.99%, 6/13/2029(d) 640,000 665,603
(SOFR + 2.82%),
6.85%, 1/3/2030(d) 445,000 464,634
(United States SOFR
Compounded Index
+ 1.73%), 5.54%,
1/17/2031(d)(e) 2,335,000 2,361,406
(SOFR + 2.29%),
6.18%, 7/26/2035(d) 1,455,000 1,476,209
American Honda Finance
Corp.
5.05%, 7/10/2031 3,065,000 3,083,133
4.85%, 10/23/2031(e) 5,575,000 5,547,673
American Honda Finance
Corp., Series A, 5.20%,
4/8/2033(e) 3,730,000 3,726,967
Ford Motor Credit Co. LLC
5.73%, 9/5/2030(e) 1,460,000 1,470,898
5.42%, 4/9/2031 4,530,000 4,490,697
3.63%, 6/17/2031 1,500,000 1,367,327
6.05%, 11/5/2031 3,875,000 3,930,818
6.50%, 2/7/2035(e) 2,470,000 2,516,634
General Motors Financial
Co., Inc.
4.20%, 10/27/2028 1,880,000 1,864,656
5.60%, 6/18/2031 1,300,000 1,336,932
6.40%, 1/9/2033(e) 1,365,000 1,453,566
6.10%, 1/7/2034 1,455,000 1,519,130
5.90%, 1/7/2035 6,510,000 6,683,519
OneMain Finance Corp.
6.13%, 5/15/2030 2,250,000 2,249,217
6.50%, 3/15/2033(e) 6,835,000 6,694,382
52,903,401

34 - Statement of Investments - April 30, 2026 (Unaudited) - Nationwide Strategic Income Fund
Corporate Bonds
Principal
Amount ($) Value ($)
UNITED STATES
Containers & Packaging 0 .2%
Ball Corp., 4.25%,
7/1/2032(e) EUR 4,060,000 4,779,365
Diversified Telecommunication Services 0 .3%
HUT 8 DC LLC, 6.19%,
11/15/2042(b) 3,885,000 3,917,154
Uniti Group LP, 8.63%,
6/15/2032(b)(e) 1,920,000 2,009,481
5,926,635
Electric Utilities 1 .6%
American Electric Power
Co., Inc., Series C,
(US Treasury Yield
Curve Rate T Note
Constant Maturity 5
Year + 2.13%), 5.80%,
3/15/2056(d)(e) 9,040,000 8,989,270
American Electric Power
Co., Inc., Series D,
(US Treasury Yield
Curve Rate T Note
Constant Maturity 5
Year + 1.94%), 6.05%,
3/15/2056(d) 5,760,000 5,741,673
Eversource Energy, Series
A, (US Treasury Yield
Curve Rate T Note
Constant Maturity 5
Year + 2.52%), 6.10%,
8/15/2056(d) 2,240,000 2,230,920
Eversource Energy, Series
B, (US Treasury Yield
Curve Rate T Note
Constant Maturity 5
Year + 2.33%), 6.35%,
8/15/2056(d)(e) 1,195,000 1,194,465
ITC Holdings Corp.,
5.65%, 5/9/2034(b)(e) 1,010,000 1,038,448
NRG Energy, Inc., 6.13%,
5/15/2036(b) 11,147,000 11,104,881
Vistra Operations Co. LLC
4.70%, 1/31/2031(b)(e) 1,105,000 1,087,875
5.35%, 1/31/2036(b) 1,565,000 1,528,408
32,915,940
Electronic Equipment, Instruments & Components 0 .1%
Flex Ltd., 5.38%,
11/13/2035(e) 2,815,000 2,798,233
Financial Services 0 .6%
Fidelity National
Information Services,
Inc., 4.80%, 3/10/2031 2,545,000 2,531,399
Freedom Mortgage
Holdings LLC
9.25%, 2/1/2029(b) 1,395,000 1,445,262
9.13%, 5/15/2031(b)(e) 5,180,000 5,365,258
8.38%, 4/1/2032(b)(e) 2,474,000 2,508,277
11,850,196
Corporate Bonds
Principal
Amount ($) Value ($)
UNITED STATES
Gas Utilities 0 .1%
Spire, Inc., (US Treasury
Yield Curve Rate T Note
Constant Maturity 5
Year + 2.33%), 6.45%,
6/1/2056(d)(e) 1,705,000 1,709,230
Health Care Equipment & Supplies 0 .2%
Abbott Laboratories,
4.30%, 3/15/2033 5,072,000 4,954,443
Health Care Providers & Services 0 .8%
CVS Health Corp., 5.55%,
6/1/2031(e) 6,060,000 6,266,247
Highmark, Inc., 5.75%,
5/15/2036(b) 3,110,000 3,086,236
US Acute Care
Solutions LLC, 9.75%,
5/15/2029(b) 8,205,000 7,754,030
17,106,513
Hotels, Restaurants & Leisure 1 .5%
Carnival Corp., 5.75%,
1/15/2030(b) EUR 1,530,000 1,875,590
Darden Restaurants, Inc.,
6.30%, 10/10/2033(e) 2,286,000 2,454,145
Expedia Group, Inc.,
5.50%, 4/15/2036 14,900,000 14,586,296
Resorts World Las Vegas
LLC
8.45%, 7/27/2030(b) 11,600,000 11,496,525
4.63%, 4/6/2031(b) 1,400,000 1,184,446
31,597,002
Independent Power and Renewable Electricity Producers
0 .3%
Talen Energy Supply LLC
6.25%, 2/1/2034(b) 3,530,000 3,503,655
6.50%, 2/1/2036(b) 3,530,000 3,543,367
7,047,022
Insurance 2 .1%
3264 re Ltd.
Series A, (FHMMUSTF
+ 7.00%), 10.51%,
7/8/2027(b)(d) 250,000 258,600
Series A, (GSMMUSTI
+ 7.50%), 11.01%,
6/8/2028(b)(d) 500,000 510,950
Series A, (GSMMUSTI
+ 6.50%), 10.02%,
1/8/2029(b)(d) 2,500,000 2,488,750
3264 re Ltd., Series B,
(GSMMUSTI + 6.00%),
9.52%, 1/8/2029(b)(d) 1,750,000 1,733,725
AEGON Funding Co. LLC,
5.63%, 5/7/2036 10,005,000 9,987,843
CNO Financial Group, Inc.,
6.45%, 6/15/2034(e) 9,381,000 9,741,963

Nationwide Strategic Income Fund - April 30, 2026 (Unaudited) - Statement of Investments - 35
Corporate Bonds
Principal
Amount ($) Value ($)
UNITED STATES
Insurance
Farmers Exchange Capital
III, (CME Term SOFR 3
Month + 3.72%), 5.45%,
10/15/2054(b)(d) 3,270,000 2,962,901
Farmers Insurance
Exchange, (US Treasury
Yield Curve Rate T Note
Constant Maturity 10
Year + 3.86%), 7.00%,
10/15/2064(b)(d) 1,300,000 1,291,818
Gateway Re Ltd., Series
A, (BRMMUSDF +
10.88%), 14.43%,
7/8/2026(b)(d) 500,000 507,850
Gateway Re Ltd., Series
AA, (BRMMUSDF
+ 5.90%), 9.45%,
7/8/2027(b)(d) 250,000 254,250
Gateway Re Ltd., Series
AAA, (BRMMUSDF
+ 4.25%), 7.80%,
7/7/2028(b)(d) 500,000 500,500
Liberty Mutual
Insurance Co., 7.70%,
10/15/2097(b) 420,000 455,229
MetLife, Inc., (US Treasury
Yield Curve Rate T Note
Constant Maturity 5
Year + 1.82%), 5.85%,
3/15/2056(d)(e) 4,360,000 4,301,008
Residential Reinsurance
2023 Ltd., Series 5,
(JMMMUSTF + 5.97%),
9.51%, 12/6/2027(b)(d) 750,000 777,075
Residential Reinsurance
2023 Ltd., Series 3,
(JMMMUSTF + 8.70%),
12.24%, 12/6/2027(b)(d) 250,000 257,150
RGA Global Funding,
5.00%, 8/25/2032(b) 4,050,000 4,027,954
40,057,566
Interactive Media & Services 0 .9%
Meta Platforms, Inc.
6.20%, 5/15/2046 11,395,000 11,408,775
5.63%, 11/15/2055 3,335,000 3,062,244
5.75%, 11/15/2065 5,555,000 5,054,570
19,525,589
IT Services 0 .2%
ION Platform Finance US,
Inc., 9.00%, 8/1/2029(b)
(e) 3,905,000 3,607,883
Media 0 .6%
CSC Holdings LLC,
11.75%, 1/31/2029(b) 4,300,000 3,079,174
Omnicom Group, Inc.,
5.00%, 6/2/2033 10,210,000 10,017,058
13,096,232
Corporate Bonds
Principal
Amount ($) Value ($)
UNITED STATES
Metals & Mining 0 .3%
Novelis Corp., 6.38%,
8/15/2033(b)(e) 7,265,000 7,295,491
Mortgage Real Estate Investment Trusts (REITs) 0 .6%
Starwood Property Trust,
Inc.
5.25%, 10/15/2028(b)(e) 9,965,000 9,917,361
5.75%, 1/15/2031(b)(e) 1,410,000 1,408,621
11,325,982
Multi-Utilities 0 .4%
San Diego Gas & Electric
Co., Series DDDD,
5.20%, 3/15/2036 2,190,000 2,184,382
Sempra, (US Treasury
Yield Curve Rate T Note
Constant Maturity 5
Year + 2.14%), 6.55%,
4/1/2055(d)(e) 5,480,000 5,536,302
WEC Energy Group, Inc.,
(US Treasury Yield
Curve Rate T Note
Constant Maturity 5
Year + 1.91%), 5.63%,
5/15/2056(d)(e) 1,185,000 1,177,713
8,898,397
Office REITs 0 .3%
COPT Defense Properties
LP, 2.90%, 12/1/2033(e) 1,850,000 1,571,734
Cousins Properties LP,
4.88%, 3/1/2033(e) 3,990,000 3,861,286
Highwoods Realty LP,
5.35%, 1/15/2033(e) 1,235,000 1,223,272
6,656,292
Oil, Gas & Consumable Fuels 3 .6%
APA Corp., 6.75%,
2/15/2055 14,471,000 14,789,454
BP Capital Markets plc,
(US Treasury Yield
Curve Rate T Note
Constant Maturity 5
Year + 1.92%), 6.13%,
3/18/2035(d)(g) 7,605,000 7,776,074
Columbia Pipelines
Holding Co. LLC, 5.00%,
11/17/2032(b) 8,250,000 8,193,120
Energy Transfer LP
6.55%, 12/1/2033(e) 1,240,000 1,344,223
5.60%, 9/1/2034 1,005,000 1,025,534
5.35%, 1/15/2036 2,895,000 2,878,023
Energy Transfer LP, Series
G, (US Treasury Yield
Curve Rate T Note
Constant Maturity 5
Year + 5.31%), 7.13%,
5/15/2030(d)(g) 859,000 882,223
Hilcorp Energy I LP
6.88%, 5/15/2034(b) 3,145,000 3,160,621
7.25%, 2/15/2035(b)(e) 4,895,000 4,992,365

36 - Statement of Investments - April 30, 2026 (Unaudited) - Nationwide Strategic Income Fund
Corporate Bonds
Principal
Amount ($) Value ($)
UNITED STATES
Oil, Gas & Consumable Fuels
MPLX LP, 5.40%,
9/15/2035 8,380,000 8,367,905
Summit Midstream
Holdings LLC, 8.63%,
10/31/2029(b) 4,395,000 4,595,276
Venture Global
Plaquemines LNG LLC
6.13%, 12/15/2030(b) 3,495,000 3,604,317
6.50%, 1/15/2034(b) 2,680,000 2,807,303
6.75%, 1/15/2036(b) 4,940,000 5,251,417
Wildfire Intermediate
Holdings LLC, 7.50%,
10/15/2029(b)(e) 3,871,000 3,984,053
73,651,908
Passenger Airlines 0 .6%
American Airlines, Inc.,
5.75%, 4/20/2029(b)(e) 190,000 190,129
United Airlines Holdings,
Inc.
4.88%, 3/1/2029(e) 12,105,000 11,924,170
5.38%, 3/1/2031(e) 1,160,000 1,143,312
13,257,611
Pharmaceuticals 0 .9%
1261229 BC Ltd., 10.00%,
4/15/2032(b) 12,826,000 13,246,411
Novartis Capital Corp.,
4.60%, 3/18/2033 4,210,000 4,180,595
Tricida, Inc.
3.50%, 5/15/2027^∞ 1,430,000 0
17,427,006
Professional Services 0 .1%
Verisk Analytics, Inc.,
4.45%, 3/15/2031(e) 2,150,000 2,120,424
Semiconductors & Semiconductor Equipment 1 .2%
Foundry JV Holdco LLC
6.15%, 1/25/2032(b) 1,225,000 1,288,761
6.10%, 1/25/2036(b) 4,834,000 5,074,616
6.40%, 1/25/2038(b) 450,000 480,643
6.30%, 1/25/2039(b) 2,470,000 2,621,375
Intel Corp., 5.30%,
5/15/2036 3,655,000 3,639,657
MKS, Inc., 4.25%,
2/15/2034(b) EUR 10,460,000 11,847,611
24,952,663
Software 0 .9%
OAK-Eagle Acquireco,
Inc., 7.25%, 7/1/2033(b) 1,560,000 1,607,449
Oracle Corp.
5.95%, 9/26/2055(e) 5,373,000 4,500,578
6.70%, 2/4/2056 11,435,000 10,538,523
6.85%, 2/4/2066(e) 2,630,000 2,416,422
19,062,972
Corporate Bonds
Principal
Amount ($) Value ($)
UNITED STATES
Water Utilities 0 .2%
Essential Utilities, Inc.,
5.13%, 3/15/2036 3,515,000 3,462,275
633,814,512
Total Corporate Bonds
(cost $1,236,836,856) 1,239,616,288
Mortgage-Backed Securities 9 .4%
FNMA/FHLMC UMBS,
30 Year, Single Family
TBA
3.50%, 5/25/2056 59,100,000 53,789,059
5.50%, 5/25/2056 43,000,000 43,213,897
2.50%, 6/25/2056 118,000,000 98,757,669
Total Mortgage-Backed Securities
(cost $196,814,156) 195,760,625
Foreign Government Securities 7 .7%
BRAZIL 1 .4%
Federative Republic of
Brazil
4.88%, 4/23/2033 EUR 8,710,000 10,120,267
6.25%, 5/22/2036 18,890,000 18,786,105
28,906,372
CHILE 0 .6%
Republic of Chile
3.75%, 1/14/2032 1,870,000 2,198,739
3.88%, 4/14/2036 8,460,000 9,715,444
11,914,183
COLOMBIA 0 .2%
Republic of Colombia,
6.13%, 1/21/2031 3,655,000 3,646,593
INDONESIA 0 .6%
Republic of Indonesia,
4.46%, 3/4/2038 EUR 10,605,000 12,090,764
IVORY COAST 0 .4%
Republic of Cote d'Ivoire,
4.88%, 1/30/2032 (b) 7,761,000 8,735,941
KUWAIT 0 .4%
State of Kuwait, 4.65%,
10/9/2035 (b) 9,030,000 8,805,237
MEXICO 0 .8%
United Mexican States
5.13%, 5/4/2037 EUR 6,420,000 7,523,653
6.88%, 5/13/2037 2,250,000 2,372,513
6.63%, 1/29/2038 3,000,000 3,090,900
6.13%, 2/9/2038 4,100,000 4,044,035
17,031,101
PERU 0 .4%
Republic of Peru, 5.50%,
3/30/2036 8,230,000 8,294,605
POLAND 0 .8%
Republic of Poland,
5.38%, 4/14/2036 16,070,000 16,137,556

Nationwide Strategic Income Fund - April 30, 2026 (Unaudited) - Statement of Investments - 37
Foreign Government Securities
Principal
Amount ($) Value ($)
SAUDI ARABIA 0 .8%
Kingdom of Saudi Arabia
3.38%, 3/5/2032 (b) EUR 3,455,000 3,976,984
5.63%, 1/13/2035 (b)(e) 4,785,000 4,962,199
4.88%, 1/12/2036 (b) 8,800,000 8,649,103
17,588,286
SERBIA 0 .5%
Republic of Serbia, 4.88%,
5/6/2038 (b) EUR 10,190,000 11,650,580
TURKEY 0 .8%
Republic of Turkiye (The),
6.38%, 5/22/2031 16,455,000 16,309,590
Total Foreign Government Securities
(cost $159,244,610) 161,110,808
Supranational 0 .5%
African Development
Bank(US Treasury Yield
Curve Rate T Note
Constant Maturity 5
Year + 1.65%), 5.88%,
5/7/2035(d) 10,128,000 9,898,046
International Bank for
Reconstruction &
Development
(SOFR + 4.22%),
7.86%, 4/24/2028(b)(d) 250,000 255,625
(SOFR + 12.22%),
15.87%, 4/24/2028(b)(d) 250,000 267,775
(SOFR + 13.72%),
17.37%, 4/24/2028(b)(d) 250,000 259,150
Total Supranational
(cost $10,882,620) 10,680,596
Common Stocks 0 .0%
†
Shares
MEXICO 0 .0%
†
Passenger Airlines 0 .0%
†
Grupo Aeromexico SAB
de CV * 211,070 322,009
UNITED STATES 0 .0%
†
Media 0 .0%
†
Diamond Sports Group
LLC *^∞ 79 16
Total Common Stocks
(cost $317,626) 322,025
Preferred Stocks 0 .9%
UNITED STATES 0 .9%
Banks 0 .6%
Bank of America Corp.,
5.00% 163,616 3,359,036
JPMorgan Chase & Co.,
4.20% 197,443 3,561,872
KeyCorp, 5.63% 66,138 1,414,030
US Bancorp, 3.75% 40,144 603,766
Preferred Stocks
Shares Value ($)
UNITED STATES
Banks
Wells Fargo & Co., 4.25% 166,442 2,892,762
11,831,466
Capital Markets 0 .3%
Morgan Stanley, 4.25% 273,343 4,761,635
State Street Corp., +
0.00%), 5.35%(d) 42,170 938,704
5,700,339
Consumer Finance 0 .0%
†
Capital One Financial
Corp., Preference,
4.38% 37,145 619,579
Total Preferred Stocks
(cost $18,377,195) 18,151,384
Loan Participations 1 .6%
Principal
Amount ($)
UNITED STATES 1 .6%
Diversified Telecommunication Services 0 .2%
Windstream Services LLC,
First Lien Term Loan,
(CME Term SOFR 1
Month + 4.00%), 7.65%,
10/6/2032 (d) 4,291,245 4,291,245
Electric Utilities 0 .1%
Alpha Generation LLC,
First Lien Term Loan
B, (CME Term SOFR 1
Month + 1.75%), 5.40%,
9/30/2031 (d) 1,556,300 1,555,616
Health Care Providers & Services 0 .0%
†
Sotera Health Holdings
LLC, First Lien Term
Loan, (CME Term SOFR
1 Month + 2.50%),
6.17%, 5/30/2031 (d) 742,857 745,026
Insurance 0 .7%
River Rock Entertainment
Authority, First Lien Term
Loan, (CME Term SOFR
1 Month + 9.00%),
12.66%, 6/25/2031 (d) 13,815,000 13,573,237
Media 0 .3%
DIRECTV Financing LLC,
First Lien Term Loan
B, (CME Term SOFR 3
Month + 5.25%), 9.18%,
8/2/2029 (d) 422,675 423,402
Nexstar Media, Inc., First
Lien Term Loan B7,
(CME Term SOFR 1
Month + 2.75%), 6.40%,
3/18/2033 (d) 6,093,520 6,084,014
6,507,416
0

38 - Statement of Investments - April 30, 2026 (Unaudited) - Nationwide Strategic Income Fund
Loan Participations
Principal
Amount ($) Value ($)
Pharmaceuticals 0 .3%
1261229 BC Ltd., First
Lien Term Loan, (CME
Term SOFR 1 Month
+ 6.25%), 9.90%,
10/8/2030 (d) 6,386,738 6,209,506
Total Loan Participations
(cost $32,674,530)
32,882,046
Convertible Preferred Stock 0 .1%
Software 0 .1%
Oracle Corp., 6.50%,
1/15/29 60,300 2,934,801
Total Convertible Preferred Stock
(cost  $3,015,000) 2,934,801
Short-Term Investments 4 .0%
U.S. Treasury Obligations 3 .8%
U.S. Treasury Bills, 3.63%
5/5/2026 60,000,000 59,976,400
U.S. Treasury Bills, 3.61%
5/19/2026 20,000,000 19,964,093
Total U.S. Treasury Obligations
(cost $79,939,847)
79,940,493
Money Market Funds 0 .2%
Invesco Government
& Agency Portfolio,
Institutional Shares,
3.58% (h)(i) 2,000,000 2,000,000
Morgan Stanley
Institutional Liquidity
Fund - Government
Portfolio, Institutional
Shares, 3.57% (h)(i) 1,300,000 1,300,000
Total Money Market Funds
(cost $3,300,000)
3,300,000
Total Short-Term Investment
(cost $83,239,847)
83,240,493
Repurchase Agreements 2 .9%
CF Secured, LLC 3.61%,
dated 4/30/2026, due
5/1/2026, repurchase
price $9,598,357,
collateralized by U.S.
Government Treasury
Securities, ranging from
0.00% - 6.13%, maturing
5/15/2026 - 2/15/2056;
total market value
$9,790,324. (i)(j) 9,597,395 9,597,395
Repurchase Agreements
Principal
Amount ($) Value ($)
Nomura Securities
International, Inc. 3.63%,
dated 4/30/2026, due
5/1/2026, repurchase
price $1,000,101,
collateralized by U.S.
Government Treasury
Securities, ranging from
0.00% - 4.38%, maturing
11/15/2026 - 2/15/2055;
total market value
$1,020,113. (i)(j) 1,000,000 1,000,000
Santander US Capital
Markets 3.64%,
dated 4/30/2026, due
5/1/2026, repurchase
price $20,002,022,
collateralized by U.S.
Government Treasury
Securities, ranging from
1.63% - 6.25%, maturing
11/30/2026 - 2/15/2054;
total market value
$20,402,063. (i)(j) 20,000,000 20,000,000
Santander US Capital
Markets 3.65%,
dated 4/30/2026, due
5/1/2026, repurchase
price $30,003,042,
collateralized by U.S.
Government Agency
and Treasury Securities,
ranging from 0.01%
- 5.00%, maturing
4/30/2027 - 7/25/2054;
total market value
$30,603,106. (i)(j) 30,000,000 30,000,000
Total Repurchase
Agreements
(cost $60,597,395)
60,597,395
Total Investments
(cost $2,288,138,657) — 110.2% 2,295,760,386
Liabilities in excess of other assets
— (10.2)% (212,226,249)
NET ASSETS — 100.0%
$ 2,083,534,137

Nationwide Strategic Income Fund - April 30, 2026 (Unaudited) - Statement of Investments - 39
* Denotes a non-income producing security.
^ Value determined using significant unobservable inputs.
∞ Fair valued security.
† Amount rounds to less than 0.1%.
(a) Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current
interest rates and prepayments on the underlying pool of
assets.  See Note 6 for further information. The interest
rate shown was the current rate as of April 30, 2026.
(b) Rule 144A, Section 4(2), or other security which is
restricted as to sale to institutional investors. These
securities were deemed liquid pursuant to procedures
approved by the Board of Trustees. The liquidity
determination is unaudited. The aggregate value of these
securities as of April 30, 2026 was $1,232,849,462 which
represents 59.17% of net assets.
(c) Step Bond. Coupon rate is set for an initial period and then increases to a higher coupon rate at a specific date. The
rate shown is the rate as of April 30, 2026.
(d) Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate
as of April 30, 2026.
(e) The security or a portion of this security is on loan as of
April 30, 2026. The total value of securities on loan as of
April 30, 2026 was $169,149,988, which was collateralized
by cash used to purchase money market funds and
repurchase agreements with a value of $3,300,000
and $60,597,395, respectively, and by $111,111,714
of collateral in the form of  U.S. Government Treasury
Securities, interest rates ranging from 0.00% - 6.25%, and
maturity dates ranging from 5/5/2026 - 2/15/2056, a total
value of $175,009,109.
(f) PIK-Payment-in-kind security. Income may be in cash or
additional notes, at the discretion of the issuer. The rate
disclosed is the cash rate.
(g) Perpetual Bond Security. The rate reflected in the
Statement of Investments is the rate in effect on April 30,
2026. The maturity date reflects the next call date.
(h) Represents 7-day effective yield as of April 30, 2026.
(i) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of April 30, 2026 was $63,897,395.
(j) Please refer to Note 2 for additional information on the joint repurchase agreement.
ACES Alternative Credit Enhancement Services
BNMMDTSC Dreyfus Treasury Securities Cash
Management Fund Yield
BRMMUSDF BlackRock Money Market US Treasury Fund
Index
CLO Collateralized Loan Obligations
FHLMC Federal Home Loan Mortgage Corp.
FHMMUSTF Federated Hermes Money Market US Treasury
Fund Index
FNMA Federal National Mortgage Association
FRMMUSTI Western Asset Institutional US Treasury
Reserves Fund Yield
GNMA Government National Mortgage Association
GSMMUSTI Goldman Sachs Money Market US Treasury
Instrument Index
GSMMUSTF Goldman Sachs Financial Square Treasury
Solutions Fund Yield
ICE Intercontinental Exchange
IO Interest only
JMMMUSTF JP Morgan Money Market US Treasury Fund
Index
MSMMUSTF MSILF Money Market US Treasury Fund Index
Preference A special type of equity investment that
shares in the earnings of the company, has
limited voting rights, and may have a dividend
preference. Preference shares may also have
liquidation preference.
Reg. S Regulation S - Security was purchased
pursuant to Regulation S under the Securities
Act of 1933, which exempts from registration
securities offered and sold outside of the
United States. Such security cannot be sold
in the United States without either an effective
registration statement filed pursuant to the
Securities Act of 1933 or pursuant to an
exemption from registration. Currently there is
no restriction on trading this security.
REIT Real Estate Investment Trust
REMICS Real Estate Mortgage Investment Conduits
SOFR Secured Overnight Financing Rate
TBA To Be Announced; Security is subject to
delayed delivery
UMBS Uniform Mortgage-Backed Securities
Currency:
EUR Euro
USD United States Dollar

40 - Statement of Investments - April 30, 2026 (Unaudited) - Nationwide Strategic Income Fund
Centrally Cleared Credit default swap contracts outstanding - buy protection as of April 30, 2026
1
:
Reference
Obligation/Index
Financing
Rate Paid
by the
Fund (%)
Payment
Frequency
Maturity
Date
Implied
Credit
Spread (%)
2
Notional
Amount
3
Upfront
Payments
(Receipts)
($)
4
Unrealized
Appreciation
(Depreciation)
($) Value ($)
Darden
Restaurants, Inc. 1.00 Quarterly 6/20/2029 0.26 USD 462,712 (6,520) (4,158) (10,678)
Markit CDX North
American High
Yield Index Series
46-V1 5.00 Quarterly 6/20/2031 3.31 USD 392,700,000 (21,255,768) (8,955,582) (30,211,350)
(21,262,288) (8,959,740) (30,222,028)
As of April 30, 2026, the Fund had $19,132,385 segregated as collateral for credit default swap contracts.
1 The Fund, as a buyer of credit protection, pays periodic payments and any upfront premium to the protection seller, and is obligated to receive a contingent payment, upon occurrence of a credit event with respect to an underlying reference obligation, as defined under the terms of each individual swap contract.
2 Implied credit spreads are an indication of the seller’s performance risk, related to the likelihood of a credit event occurring that would require a seller to make a payment to a buyer. Implied credit spreads are used to determine the value of swap contracts and reflect the cost of buying/selling protection, which may include upfront payments made to enter into the contract.
Therefore, higher spreads would indicate a greater likelihood that a seller will be obligated to perform (i.e., make payment)
under the swap contract. Increasing values, in absolute terms and relative notional amounts, are also indicative of greater performance risk. Implied credit spreads for credit default swaps on credit indices are linked to the weighted average spread across the underlying reference obligations included in a particular index.
3 The notional amount is the maximum amount that a seller of credit protection would be obligated to pay and a buyer of credit protection would receive, upon occurrence of a credit event.
4 Upfront premiums generally related to payments received or paid at the initiation of the swap agreement to compensate for differences between the stated terms of the swap agreement and current market conditions (credit spreads, interest rates and other relevant factors).
Currency:
USD United States dollar
Forward Foreign Currency Contracts outstanding as of April 30, 2026:
Currenc y Purchased Currency Sold Counterparty Settlement Date
Unrealized
Appreciation
(Depreciation) ($)
EUR 3,525,710 USD 4,128,909 HSBC Bank USA, NA 5/18/2026 11,818
USD 91,741,220 EUR 77,714,157 Goldman Sachs International 5/18/2026 470,795
USD 10,164,172 EUR 8,631,436 HSBC Bank USA, NA 5/18/2026 27,089
Total unrealized appreciation 509,702
USD 378,292 MXN 6,772,959 Morgan Stanley Co., Inc. 6/26/2026 (7,660)
Total unrealized depreciation (7,660)
Net unrealized appreciation 502,042
Currency:
EUR Euro
MXN Mexican peso
USD United States dollar

Nationwide Strategic Income Fund - April 30, 2026 (Unaudited) - Statement of Investments - 41
Futures contracts outstanding as of April 30, 2026:
Description
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount ($)
Value and
Unrealized
Appreciation
(Depreciation) ($)
Long Contracts
U.S. Treasury 2 Year Note 398 6/2026 USD 82,435,750 (659,984)
Total long contracts (659,984)
Short Contracts
Euro-Bobl (6) 6/2026 EUR (812,987) 15,924
Euro-Bund (21) 6/2026 EUR (3,089,704) 80,679
U.S. Treasury 5 Year Note (1,183) 6/2026 USD (127,569,915) 293,183
U.S. Treasury 10 Year Note (776) 6/2026 USD (85,820,750) 1,668,989
U.S. Treasury 10 Year Ultra Note (3,534) 6/2026 USD (398,845,031) 7,109,474
U.S. Treasury Long Bond (718) 6/2026 USD (81,021,812) 773,675
U.S. Treasury Ultra Bond (658) 6/2026 USD (75,690,563) 2,983,807
Total short contracts 12,925,731
Net contracts 12,265,747
Currency:
EUR Euro
USD United States Dollar
The accompanying notes are an integral part of these financial statements.

42 - Statements of Assets and Liabilities - April 30, 2026 (Unaudited) - International Funds
The accompanying notes are an integral part of these financial statements.
Nationwide Bailard
International
Equities Fund
Assets:
Investment securities, at value
*
$ 286,160,592
Repurchase agreements, at value 8,700,420
Cash 1,960,508
Restricted cash, collateral for forward foreign currency contracts —
Restricted cash, collateral for TBAs —
Deposits with broker for futures contracts —
Foreign currencies, at value —
Interest and dividends receivable 1,057,367
Security lending income receivable 5,349
Receivable for investments sold —
Receivable for capital shares issued 669
Reclaims receivable 984,703
Receivable for variation margin on centrally cleared swap contracts —
Unrealized appreciation on forward foreign currency contracts (Note 2) —
Receivable for reimbursement from investment adviser (Note 3) 3,890
Prepaid expenses 20,060
Total Assets 298,893,558
Liabilities:
Payable for investments purchased —
Payable for capital shares redeemed 122,752
Payable for variation margin on futures contracts —
Foreign currency overdraft payable (Note 2) 52,639
Unrealized depreciation on forward foreign currency contracts (Note 2) —
Payable upon return of securities loaned (Note 2) 9,000,420
Accrued expenses and other payables:
Investment advisory fees 140,686
Fund administration fees 15,178
Distribution fees 1,925
Administrative servicing fees 611
Accounting and transfer agent fees 1,446
Trustee fees 661
Custodian fees 1,169
Compliance program costs (Note 3) 19
Professional fees 24,255
Printing fees 4,881
Recoupment fees (Note 3) —
Other 1,251
Total Liabilities 9,367,893
Commitments and contingencies (Note 3) —
Net Assets $ 289,525,665
* Includes value of securities on loan (Note 2) 9,765,636
Cost of investment securities 187,005,967
Cost of repurchase agreements 8,700,420
Cost of foreign currencies (52,639)
Represented by:
Capital $ 182,022,010
Total distributable earnings (loss) 107,503,655
Net Assets $ 289,525,665

International Funds - April 30, 2026 (Unaudited) - Statements of Assets and Liabilities - 43
Nationwide
International Small
Cap Fund
Nationwide
Schroders Global
Equity Fund
Nationwide
Strategic Income
Fund
$ 287,102,335 $ 245,774,554 $ 2,235,162,991
13,450,947 — 60,597,395
2,278,286 347,183 37,312,871
— — 894,420
— — 760,000
— — 17,624,441
894,844 — 2
1,239,178 275,523 21,304,922
11,035 — 20,033
6,031,972 871,239 101,285,670
636,276 1,002 4,044,694
757,043 128,398 8,158
— — 18,441,899
— — 509,702
43,783 — 132,106
35,131 25,912 80,404
312,480,830 247,423,811 2,498,179,708
4,308,025 464,306 347,446,830
389,636 10,480 783,117
— — 1,211,972
— 110,710 —
— — 7,660
14,050,947 — 63,897,395
224,290 127,931 856,287
16,968 18,306 47,906
41 8,739 32,247
12,928 47,202 280,197
263 2,434 12,820
635 685 3,468
46,942 2,103 1,025
2 2 17
1,419 26,552 29,345
10,286 10,159 35,204
— 9,593 —
42,507 7 81
19,104,889 839,209 414,645,571
— — —
$ 293,375,941 $ 246,584,602 $ 2,083,534,137
39,018,748 — 169,149,988
231,015,871 195,422,605 2,227,541,262
13,450,947 — 60,597,395
938,094 (110,712) 2
$ 222,164,452 $ 162,409,906 $ 2,067,054,627
71,211,489 84,174,696 16,479,510
$ 293,375,941 $ 246,584,602 $ 2,083,534,137

44 - Statements of Assets and Liabilities - April 30, 2026 (Unaudited) - International Funds
The accompanying notes are an integral part of these financial statements.
Nationwide Bailard
International
Equities Fund
Net Assets:
Class A Shares $ 9,425,924
Class M Shares 268,196,471
Class R6 Shares 2,527,232
Institutional Service Class Shares 9,376,038
Total $ 289,525,665
Shares Outstanding (unlimited number of shares authorized):
Class A Shares 753,969
Class M Shares 21,376,447
Class R6 Shares 201,462
Institutional Service Class Shares 747,312
Total 23,079,190
Net asset value and redemption price per share (Net assets by class divided by shares outstanding by class, respectively):
Class A Shares $ 12 .50 (a)
Class M Shares $ 12 .55
Class R6 Shares $ 12 .54
Institutional Service Class Shares $ 12 .55
Maximum offering price per share (100%/(100%-maximum sales charge) of net asset value adjusted to the nearest cent):
Class A Shares $ 13 .26
Maximum Sales Charge:
Class A Shares 5 .75%
(a) For Class A Shares that were purchased without a sales charge because such purchase exceeded $1,000,000, a contingent deferred sales charge of 1.00% may apply to any redemption of such shares within 18 months of their purchase.
(b) For Class A Shares that were purchased without a sales charge because such purchase exceeded $500,000, a contingent deferred sales charge of 0.75% may apply to any redemption of such shares within 18 months of their purchase.

International Funds - April 30, 2026 (Unaudited) - Statements of Assets and Liabilities - 45
Nationwide
International Small
Cap Fund
Nationwide
Schroders Global
Equity Fund
Nationwide
Strategic Income
Fund
$ 204,222 $ 43,888,097 $ 159,729,594
— — —
178,303,057 13,215,538 219,576,243
114,868,662 189,480,967 1,704,228,300
$ 293,375,941 $ 246,584,602 $ 2,083,534,137
16,873 1,776,667 15,741,122
— — —
14,622,217 505,369 21,621,670
9,432,305 7,235,693 167,860,472
24,071,395 9,517,729 205,223,264
$ 12 .10 (a) $ 24 .70 (a) $ 10 .15 (b)
$ — $ — $ —
$ 12 .19 $ 26 .15 $ 10 .16
$ 12 .18 $ 26 .19 $ 10 .15
$ 12 .84 $ 26 .21 $ 10 .38
5 .75% 5 .75% 2 .25%

46 - Statements of Operations - For the Six Months Ended April 30, 2026 (Unaudited) - International Funds
The accompanying notes are an integral part of these financial statements.
Nationwide Bailard
International
Equities Fund
INVESTMENT INCOME:
Dividend income $ 4,353,367
European Union tax reclaims (Note 2) 50,273
Interest income 42,455
Income from securities lending (net of fees) (Note 2) 29,373
Income from non-cash dividends —
Foreign tax withholding (390,711)
Total Income 4,084,757
EXPENSES:
Investment advisory fees 883,955
Fund administration fees 61,247
Distribution fees Class A 10,692
Administrative servicing fees Class A 2,138
Administrative servicing fees Institutional Service Class 4,656
Registration and filing fees 25,666
Professional fees 26,460
Printing fees 4,422
Trustee fees 4,901
Custodian fees 5,916
Accounting and transfer agent fees 8,418
Compliance program costs (Note 3) 584
European Union tax reclaims filing fees (Note 2) 7,069
Recoupment fees (Note 3) —
Other 4,004
Total expenses before expenses reimbursed 1,050,128
Expenses reimbursed by adviser (Note 3) (20,706)
Net Expenses 1,029,422
NET INVESTMENT INCOME 3,055,335
REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gains (losses) from:
Transactions in investment securities (Note 10) 9,529,848
Expiration or closing of futures contracts (Note 2) —
Settlement of forward foreign currency contracts (Note 2) —
Foreign currency transactions (Note 2) (54,576)
TBA Sale Commitments (Note 2) —
Expiration or closing of swap contracts (Note 2) —
Net realized gains (losses) 9,475,272
Net change in unrealized appreciation/depreciation in the value of:
Investment securities 23,292,473
Futures contracts (Note 2) —
Forward foreign currency contracts (Note 2) —
Translation of assets and liabilities denominated in foreign currencies (Note 2) 48,271
Swap contracts (Note 2) —
Net change in unrealized appreciation/depreciation 23,340,744
Net realized/unrealized gains (losses) 32,816,016
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS $ 35,871,351

International Funds - For the Six Months Ended April 30, 2026 (Unaudited) - Statements of Operations - 47
Nationwide
International Small
Cap Fund
Nationwide
Schroders Global
Equity Fund
Nationwide
Strategic Income
Fund
$ 2,838,610 $ 1,971,657 $ 323,168
320,297 3,732 —
27,482 36,585 56,123,395
66,944 — 133,757
366,933 — —
— (141,363) —
3,620,266 1,870,611 56,580,320
1,267,740 770,152 4,550,988
59,562 56,234 247,283
230 52,850 183,246
81 16,912 117,279
63,627 228,089 857,399
27,500 20,415 56,767
33,450 23,982 52,127
5,084 4,954 19,974
4,835 4,310 30,502
25,493 5,429 19,661
6,458 8,774 37,749
545 492 3,510
59,720 746 —
— 9,593 —
5,522 3,600 15,793
1,559,847 1,206,532 6,192,278
(248,524) — (694,677)
1,311,323 1,206,532 5,497,601
2,308,943 664,079 51,082,719
25,818,559 33,812,204 6,707,846
— — (4,468,151)
— — 257,754
(39,636) 16,815 154,860
— — (48,859)
— — 1,469,701
25,778,923 33,829,019 4,073,151
7,817,926 (17,219,582) (23,408,012)
— — 17,359,400
— — (47,945)
(26,901) 2,756 (11,497)
— — (7,685,396)
7,791,025 (17,216,826) (13,793,450)
33,569,948 16,612,193 (9,720,299)
$ 35,878,891 $ 17,276,272 $ 41,362,420

The accompanying notes are an integral part of these financial statements.
48 - Statements of Changes in Net Assets - April 30, 2026 (Unaudited) - International Funds
Nationwide Bailard International Equities
Fund
Six Months Ended
April 30, 2026
(Unaudited)
Year Ended
October 31, 2025
OPERATIONS:
Net investment income $ 3,055,335 $ 4,925,352
Net realized gains 9,475,272 15,755,386
Net change in unrealized appreciation/depreciation 23,340,744 31,463,229
Change in net assets resulting from operations 35,871,351 52,143,967
Distributions to Shareholders From:
Distributable earnings:
Class A (521,842) (176,158)
Class M (16,436,125) (6,927,028)
Class R6 (473,722) (62,143)
Institutional Service Class (496,747) (120,354)
Change in net assets from shareholder distributions (17,928,436) (7,285,683)
Change in net assets from capital transactions 12,261,556 15,947,375
Change in net assets 30,204,471 60,805,659
Net Assets:
Beginning of period 259,321,194 198,515,535
End of period $ 289,525,665 $ 259,321,194
CAPITAL TRANSACTIONS:
Class A Shares
Proceeds from shares issued $ 1,589,080 $ 2,236,570
Dividends reinvested 467,478 158,836
Cost of shares redeemed (636,206) (1,116,532)
Total Class A Shares 1,420,352 1,278,874
Class M Shares
Proceeds from shares issued 14,507,300 15,085,476
Dividends reinvested 16,023,332 6,703,120
Cost of shares redeemed (16,816,011) (14,524,023)
Total Class M Shares 13,714,621 7,264,573
Class R6 Shares
Proceeds from shares issued 433,237 5,707,765
Dividends reinvested 467,997 58,134
Cost of shares redeemed (5,912,309) (565,288)
Total Class R6 Shares (5,011,075) 5,200,611
Institutional Service Class Shares
Proceeds from shares issued 1,998,145 3,358,023
Dividends reinvested 495,301 113,500
Cost of shares redeemed (355,788) (1,268,206)
Total Institutional Service Class Shares 2,137,658 2,203,317
Change in net assets from capital transactions $ 12,261,556 $ 15,947,375

International Funds - April 30, 2026 (Unaudited) - Statements of Changes in Net Assets - 49
Nationwide International Small Cap Fund Nationwide Schroders Global Equity Fund
Six Months Ended
April 30, 2026
(Unaudited)
Year Ended
October 31, 2025
Six Months Ended
April 30, 2026
(Unaudited)
Year Ended
October 31, 2025
$ 2,308,943 $ 4,831,482 $ 664,079 $ 819,792
25,778,923 44,360,036 33,829,019 24,767,244
7,791,025 9,971,309 (17,216,826) 23,002,132
35,878,891 59,162,827 17,276,272 48,589,168
(18,453) (18,797) (4,823,826) (2,902,010)
— — — —
(17,053,729) (16,378,221) (1,309,812) (680,844)
(10,600,839) (6,596,644) (19,356,529) (12,081,951)
(27,673,021) (22,993,662) (25,490,167) (15,664,805)
24,237,646 (80,054,395) 11,833,168 (9,714,380)
32,443,516 (43,885,230) 3,619,273 23,209,983
260,932,425 304,817,655 242,965,329 219,755,346
$ 293,375,941 $ 260,932,425 $ 246,584,602 $ 242,965,329
$ 12,643 $ 37,475 $ 320,955 $ 405,243
18,453 18,797 4,689,918 2,817,205
(1,391) (203,100) (3,232,594) (5,016,438)
29,705 (146,828) 1,778,279 (1,793,990)
— — — —
— — — —
— — — —
— — — —
41,424,833 52,154,826 944,606 3,745,928
17,053,729 15,513,610 1,205,778 615,683
(47,752,237) (150,347,945) (727,404) (2,904,550)
10,726,325 (82,679,509) 1,422,980 1,457,061
18,111,167 43,235,558 6,130,803 8,211,291
9,914,570 6,188,684 19,093,262 11,948,580
(14,544,121) (46,652,300) (16,592,156) (29,537,322)
13,481,616 2,771,942 8,631,909 (9,377,451)
$ 24,237,646 $ (80,054,395) $ 11,833,168 $ (9,714,380)

The accompanying notes are an integral part of these financial statements.
50 - Statements of Changes in Net Assets - April 30, 2026 (Unaudited) - International Funds
Nationwide Bailard International Equities
Fund
Six Months Ended
April 30, 2026
(Unaudited)
Year Ended
October 31, 2025
SHARE TRANSACTIONS:
Class A Shares
Issued 132,443 209,042
Reinvested 41,536 16,119
Redeemed (52,340) (106,282)
Total Class A Shares 121,639 118,879
Class M Shares
Issued 1,210,900 1,417,358
Reinvested 1,417,546 677,606
Redeemed (1,450,326) (1,396,206)
Total Class M Shares 1,178,120 698,758
Class R6 Shares
Issued 36,016 502,101
Reinvested 41,437 5,816
Redeemed (499,848) (54,727)
Total Class R6 Shares (422,395) 453,190
Institutional Service Class Shares
Issued 166,260 305,727
Reinvested 43,827 11,469
Redeemed (29,777) (117,810)
Total Institutional Service Class Shares 180,310 199,386
Total change in shares 1,057,674 1,470,213

International Funds - April 30, 2026 (Unaudited) - Statements of Changes in Net Assets - 51
Nationwide International Small Cap Fund Nationwide Schroders Global Equity Fund
Six Months Ended
April 30, 2026
(Unaudited)
Year Ended
October 31, 2025
Six Months Ended
April 30, 2026
(Unaudited)
Year Ended
October 31, 2025
1,116 3,771 13,329 17,171
1,709 2,103 204,532 134,764
(141) (20,280) (133,684) (224,453)
2,684 (14,406) 84,177 (72,518)
— — — —
— — — —
— — — —
— — — —
3,432,529 4,795,064 37,631 140,834
1,568,880 1,720,257 49,743 27,952
(4,056,965) (14,907,626) (28,811) (115,768)
944,444 (8,392,305) 58,563 53,018
1,547,824 4,271,571 242,422 332,306
912,944 686,561 785,731 542,704
(1,241,813) (4,553,983) (640,006) (1,218,880)
1,218,955 404,149 388,147 (343,870)
2,166,083 (8,002,562) 530,887 (363,370)

52 - Statements of Changes in Net Assets - April 30, 2026 (Unaudited) - International Funds
The accompanying notes are an integral part of these financial statements.
Nationwide Strategic Income Fund
Six Months Ended
April 30, 2026
(Unaudited)
Year Ended
October 31, 2025
OPERATIONS:
Net investment income $ 51,082,719 $ 61,977,687
Net realized gains (losses) 4,073,151 (1,158,546)
Net change in unrealized appreciation/depreciation (13,793,450) 14,259,957
Change in net assets resulting from operations 41,362,420 75,079,098
Distributions to Shareholders From:
Distributable earnings:
Class A (4,095,360) (3,920,581)
Class R6 (5,867,165) (4,240,531)
Institutional Service Class (42,143,394) (44,602,389)
Change in net assets from shareholder distributions (52,105,919) (52,763,501)
Change in net assets from capital transactions 633,801,151 797,794,721
Change in net assets 623,057,652 820,110,318
Net Assets:
Beginning of period 1,460,476,485 640,366,167
End of period $ 2,083,534,137 $ 1,460,476,485
CAPITAL TRANSACTIONS:
Class A Shares
Proceeds from shares issued $ 46,281,460 $ 134,256,129
Dividends reinvested 4,073,562 3,903,835
Cost of shares redeemed (21,703,095) (46,957,918)
Total Class A Shares 28,651,927 91,202,046
Class R6 Shares
Proceeds from shares issued 140,532,522 62,203,491
Dividends reinvested 5,867,165 4,107,203
Cost of shares redeemed (17,413,099) (47,154,053)
Total Class R6 Shares 128,986,588 19,156,641
Institutional Service Class Shares
Proceeds from shares issued 616,454,664 915,546,832
Dividends reinvested 40,269,016 44,253,076
Cost of shares redeemed (180,561,044) (272,363,874)
Total Institutional Service Class Shares 476,162,636 687,436,034
Change in net assets from capital transactions $ 633,801,151 $ 797,794,721

International Funds - April 30, 2026 (Unaudited) - Statements of Changes in Net Assets - 53
The accompanying notes are an integral part of these financial statements.
Nationwide Strategic Income Fund
Six Months Ended
April 30, 2026
(Unaudited)
Year Ended
October 31, 2025
SHARE TRANSACTIONS:
Class A Shares
Issued 4,543,453 13,343,681
Reinvested 401,234 388,372
Redeemed (2,129,858) (4,656,053)
Total Class A Shares 2,814,829 9,076,000
Class R6 Shares
Issued 13,779,061 6,136,802
Reinvested 577,418 409,392
Redeemed (1,707,618) (4,664,238)
Total Class R6 Shares 12,648,861 1,881,956
Institutional Service Class Shares
Issued 60,472,686 90,746,246
Reinvested 3,963,663 4,409,711
Redeemed (17,722,745) (27,051,091)
Total Institutional Service Class Shares 46,713,604 68,104,866
Total change in shares 62,177,294 79,062,822

54 - Financial Highlights - April 30, 2026 (Unaudited) - International Funds
The accompanying notes are an integral part of these financial statements.
Nationwide Bailard International Equities Fund
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(d)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
Ratio of
Expenses (Prior
to Reimburse-
ments) to
Average Net
Assets(d)(e)
Portfolio
Turnover(c)(f)
Class A Shares
4/30/2026 (Unaudited) $ 11.73 $ 0.12 $ 1.43 $ 1.55 $ (0.16) $ (0.62) $ (0.78) $ 12.50 13.94% $ 9,426 1.04% 2.01% 1.05% 14.71%
10/31/2025 9.63 0.20 2.23 2.43 (0.33) — (0.33) 11.73 25.90% 7,419 1.19% 1.94% 1.19% 41.36%
10/31/2024 7.94 0.18 1.75 1.93 (0.24) — (0.24) 9.63 24.53% 4,945 1.20% 1.92% 1.20% 38.37%
10/31/2023 6.84 0.17 1.11 1.28 (0.18) — (0.18) 7.94 18.73% 3,557 1.22% 2.12% 1.22% 47.96%
10/31/2022 9.38 0.18 (2.42) (2.24) (0.30) — (0.30) 6.84 (24.53)% 2,864 1.24% 2.16% 1.24% 44.83%
10/31/2021 7.33 0.18 2.03 2.21 (0.16) — (0.16) 9.38 30.34% 4,314 1.26% 1.93% 1.26% 39.84%
Class M Shares
4/30/2026 (Unaudited) 11.78 0.13 1.44 1.57 (0.18) (0.62) (0.80) 12.55 14.09% 268,196 0.74% 2.26% 0.76% 14.71%
10/31/2025 9.66 0.23 2.24 2.47 (0.35) — (0.35) 11.78 26.33% 237,879 0.89% 2.23% 0.89% 41.36%
10/31/2024 7.96 0.21 1.76 1.97 (0.27) — (0.27) 9.66 24.89% 188,371 0.88% 2.21% 0.88% 38.37%
10/31/2023 6.85 0.20 1.12 1.32 (0.21) — (0.21) 7.96 19.27% 155,910 0.89% 2.50% 0.89% 47.96%
10/31/2022 9.40 0.20 (2.43) (2.23) (0.32) — (0.32) 6.85 (24.39)% 134,084 0.91% 2.51% 0.91% 44.83%
10/31/2021 7.34 0.21 2.04 2.25 (0.19) — (0.19) 9.40 30.85% 185,472 0.92% 2.29% 0.92% 39.84%
Class R6 Shares
4/30/2026 (Unaudited) 11.78 0.10 1.46 1.56 (0.18) (0.62) (0.80) 12.54 14.01% 2,527 0.78% 1.65% 0.79% 14.71%
10/31/2025 9.66 0.23 2.24 2.47 (0.35) — (0.35) 11.78 26.33% 7,346 0.92% 2.12% 0.92% 41.36%
10/31/2024 7.96 0.21 1.76 1.97 (0.27) — (0.27) 9.66 24.89% 1,649 0.88% 2.22% 0.88% 38.37%
10/31/2023 6.85 0.21 1.11 1.32 (0.21) — (0.21) 7.96 19.27% 1,374 0.89% 2.53% 0.89% 47.96%
10/31/2022 9.40 0.17 (2.40) (2.23) (0.32) — (0.32) 6.85 (24.39)% 1,306 0.91% 2.02% 0.91% 44.83%
10/31/2021 7.34 0.21 2.04 2.25 (0.19) — (0.19) 9.40 30.85% 10,519 0.92% 2.35% 0.92% 39.84%
Institutional Service Class Shares
4/30/2026 (Unaudited) 11.78 0.13 1.43 1.56 (0.17) (0.62) (0.79) 12.55 14.02% 9,376 0.85% 2.22% 0.87% 14.71%
10/31/2025 9.66 0.21 2.25 2.46 (0.34) — (0.34) 11.78 26.19% 6,677 1.01% 1.95% 1.01% 41.36%
10/31/2024 7.96 0.20 1.76 1.96 (0.26) — (0.26) 9.66 24.85% 3,551 0.94% 2.10% 0.94% 38.37%
10/31/2023 6.85 0.20 1.12 1.32 (0.21) — (0.21) 7.96 19.21% 3,485 0.93% 2.44% 0.93% 47.96%
10/31/2022 9.39 0.20 (2.43) (2.23) (0.31) — (0.31) 6.85 (24.34)% 3,726 0.95% 2.43% 0.95% 44.83%
10/31/2021 7.33 0.19 2.06 2.25 (0.19) — (0.19) 9.39 30.84% 9,593 0.96% 2.12% 0.96% 39.84%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Excludes sales charge.
(c) Not annualized for periods less than one year.
(d) Annualized for periods less than one year.
(e) During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.

International Funds - April 30, 2026 (Unaudited) - Financial Highlights - 55
The accompanying notes are an integral part of these financial statements.
Nationwide International Small Cap Fund
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(d)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
Ratio of
Expenses (Prior
to Reimburse-
ments) to
Average Net
Assets(d)(e)
Portfolio
Turnover(c)(f)
Class A Shares
4/30/2026 (Unaudited) $ 11.84 $ 0.08 $ 1.46 $ 1.54 $ (0.52) $ (0.76) $ (1.28) $ 12.10 14.36%(g) $ 204 1.27% 1.43% 1.46% 76.87%
10/31/2025 10.14 0.16 2.33 2.49 (0.79) — (0.79) 11.84 27.09% 168 1.22% 1.63% 1.43% 132.52%
10/31/2024 8.37 0.14 1.88 2.02 (0.25) — (0.25) 10.14 24.35% 290 1.23% 1.43% 1.37% 88.45%
10/31/2023 7.87 0.13 0.41 0.54 (0.04) — (0.04) 8.37 6.85% 322 1.25% 1.41% 1.39% 81.93%
10/31/2022 13.67 0.11 (4.00) (3.89) (0.47) (1.44) (1.91) 7.87 (32.45)% 240 1.46% 1.12% 1.52% 85.43%
10/31/2021 9.66 0.13 3.96 4.09 (0.08) — (0.08) 13.67 42.50% 1,158 1.41% 1.00% 1.43% 73.74%
Class R6 Shares
4/30/2026 (Unaudited) 11.92 0.10 1.47 1.57 (0.54) (0.76) (1.30) 12.19 14.52%(g) 178,303 0.93% 1.79% 1.12% 76.87%
10/31/2025 10.19 0.19 2.36 2.55 (0.82) — (0.82) 11.92 27.64%(g) 162,999 0.91% 1.84% 1.11% 132.52%
10/31/2024 8.43 0.18 1.88 2.06 (0.30) — (0.30) 10.19 24.62%(g) 224,998 0.90% 1.87% 1.03% 88.45%
10/31/2023 7.95 0.16 0.43 0.59 (0.11) — (0.11) 8.43 7.28% 486,988 0.90% 1.79% 1.03% 81.93%
10/31/2022 13.76 0.16 (4.04) (3.88) (0.49) (1.44) (1.93) 7.95 (32.11)% 490,565 0.95% 1.62% 1.02% 85.43%
10/31/2021 9.72 0.13 4.03 4.16 (0.12) — (0.12) 13.76 43.01% 675,666 0.99% 1.03% 1.01% 73.74%
Institutional Service Class Shares
4/30/2026 (Unaudited) 11.90 0.10 1.47 1.57 (0.53) (0.76) (1.29) 12.18 14.57% 114,869 1.05% 1.64% 1.24% 76.87%
10/31/2025 10.18 0.18 2.35 2.53 (0.81) — (0.81) 11.90 27.42% 97,766 1.03% 1.78% 1.23% 132.52%
10/31/2024 8.41 0.17 1.88 2.05 (0.28) — (0.28) 10.18 24.50% 79,530 1.03% 1.72% 1.17% 88.45%
10/31/2023 7.94 0.15 0.41 0.56 (0.09) — (0.09) 8.41 7.03% 52,678 1.01% 1.69% 1.14% 81.93%
10/31/2022 13.73 0.14 (4.00) (3.86) (0.49) (1.44) (1.93) 7.94 (32.06)% 43,027 1.03% 1.50% 1.09% 85.43%
10/31/2021 9.70 0.13 4.01 4.14 (0.11) — (0.11) 13.73 42.84% 43,726 1.09% 1.03% 1.11% 73.74%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Excludes sales charge.
(c) Not annualized for periods less than one year.
(d) Annualized for periods less than one year.
(e) During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(g) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

56 - Financial Highlights - April 30, 2026 (Unaudited) - International Funds
The accompanying notes are an integral part of these financial statements.
Nationwide Schroders Global Equity Fund
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(Loss)(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(d)
(e)
Ratio
of Net
Investment
Income
(Loss) to
Average
Net
Assets(d)
Ratio of
Expenses (Prior
to Reimburse-
ments ) to
Average Net
Assets(d)(e)(f)
Portfolio
Turnover(c)(g)
Class A Shares
4/30/2026 (Unaudited) $ 25.92 $ 0.06 $ 1.64 $ 1.70 $ (0.06) $ (2.86) $ (2.92) $ 24.70 7.41% $ 43,888 1.10% 0.48% 1.10% 92.30%
10/31/2025 22.60 0.07 4.93 5.00 (0.25) (1.43) (1.68) 25.92 23.91% 43,866 1.13% 0.30% 1.13% 41.80%
10/31/2024 18.48 0.04 4.15 4.19 (0.07) — (0.07) 22.60 22.72% 39,889 1.23% 0.17% 1.23% 31.22%
10/31/2023 18.17 0.05 1.90 1.95 (0.06) (1.58) (1.64) 18.48 11.31% 35,482 1.25% 0.25% 1.32% 42.83%
10/31/2022 25.87 0.10 (4.68) (4.58) (0.08) (3.04) (3.12) 18.17 (19.99)% 34,769 1.31% 0.47% 1.49% 28.25%
10/31/2021 18.29 (0.03) 7.86 7.83 (0.05) (0.20) (0.25) 25.87 43.09% 47,775 1.30% (0.11)% 1.55% 39.73%
Class R6 Shares
4/30/2026 (Unaudited) 27.27 0.10 1.74 1.84 (0.10) (2.86) (2.96) 26.15 7.60% 13,216 0.77% 0.83% 0.77% 92.30%
10/31/2025 23.70 0.15 5.19 5.34 (0.34) (1.43) (1.77) 27.27 24.32% 12,183 0.80% 0.61% 0.80% 41.80%
10/31/2024 19.37 0.12 4.36 4.48 (0.15) — (0.15) 23.70 23.19% 9,333 0.89% 0.52% 0.89% 31.22%
10/31/2023 18.96 0.12 1.98 2.10 (0.11) (1.58) (1.69) 19.37 11.67% 7,487 0.90% 0.62% 0.95% 42.83%
10/31/2022 26.89 0.17 (4.88) (4.71) (0.18) (3.04) (3.22) 18.96 (19.73)% 5,159 0.96% 0.80% 1.14% 28.25%
10/31/2021 18.99 0.05 8.16 8.21 (0.11) (0.20) (0.31) 26.89 43.56% 7,682 0.95% 0.22% 1.20% 39.73%
Institutional Service Class Shares
4/30/2026 (Unaudited) 27.30 0.07 1.74 1.81 (0.06) (2.86) (2.92) 26.19 7.48% 189,481 1.02% 0.56% 1.02% 92.30%
10/31/2025 23.71 0.09 5.20 5.29 (0.27) (1.43) (1.70) 27.30 24.02% 186,917 1.05% 0.37% 1.05% 41.80%
10/31/2024 19.39 0.06 4.36 4.42 (0.10) — (0.10) 23.71 22.83% 170,533 1.14% 0.25% 1.14% 31.22%
10/31/2023 18.97 0.11 1.97 2.08 (0.08) (1.58) (1.66) 19.39 11.58% 153,290 1.02% 0.57% 1.02% 42.83%
10/31/2022 26.89 0.16 (4.88) (4.72) (0.16) (3.04) (3.20) 18.97 (19.78)% 5,359 1.02% 0.76% 1.20% 28.25%
10/31/2021 18.99 0.03 8.16 8.19 (0.09) (0.20) (0.29) 26.89 43.44% 6,920 1.05% 0.14% 1.30% 39.73%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Excludes sales charge.
(c) Not annualized for periods less than one year.
(d) Annualized for periods less than one year.
(e) Expense ratios include expenses reimbursed to the Advisor for the six months ended in 2026 and for the years ended 2025 and 2024.
(f) During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(g) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.

International Funds - April 30, 2026 (Unaudited) - Financial Highlights - 57
The accompanying notes are an integral part of these financial statements.
Nationwide Strategic Income Fund
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(d)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
Ratio of
Expenses (Prior
to Reimburse-
ments) to
Average Net
Assets(d)(e)
Portfolio
Turnover(c)(f)
Class A Shares
4/30/2026 (Unaudited) $ 10.21 $ 0.28 $ (0.06) $ 0.22 $ (0.28) $ — $ (0.28) $ 10.15 2.22% $ 159,730 0.90% 5.49% 0.98% 57.57%
10/31/2025 10.00 0.59 0.12 0.71 (0.50) — (0.50) 10.21 7.33% 131,915 0.90% 5.85% 1.01% 290.32%
10/31/2024 9.43 0.60 0.50 1.10 (0.53) — (0.53) 10.00 11.91% 38,516 0.99% 6.16% 1.15% 220.79%
10/31/2023 9.68 0.60 0.12 0.72 (0.47) (0.50) (0.97) 9.43 7.90% 15,994 0.90% 6.36% 1.10% 49.85%
10/31/2022 10.55 0.49 (0.96) (0.47) (0.40) — (0.40) 9.68 (4.55)% 1,799 0.79% 4.84% 1.02% 75.11%
10/31/2021 10.11 0.40 0.62 1.02 (0.58) — (0.58) 10.55 10.35% 1,410 0.83% 3.80% 1.07% 101.89%
Class R6 Shares
4/30/2026 (Unaudited) 10.21 0.30 (0.05) 0.25 (0.30) — (0.30) 10.16 2.53% 219,576 0.49% 5.90% 0.57% 57.57%
10/31/2025 10.01 0.63 0.12 0.75 (0.55) — (0.55) 10.21 7.69% 91,626 0.49% 6.28% 0.60% 290.32%
10/31/2024 9.43 0.65 0.50 1.15 (0.57) — (0.57) 10.01 12.55% 70,980 0.49% 6.68% 0.65% 220.79%
10/31/2023 9.69 0.64 0.10 0.74 (0.50) (0.50) (1.00) 9.43 8.15% 54,882 0.49% 6.75% 0.71% 49.85%
10/31/2022 10.55 0.51 (0.94) (0.43) (0.43) — (0.43) 9.69 (4.19)% 51,242 0.49% 5.02% 0.73% 75.11%
10/31/2021 10.11 0.43 0.63 1.06 (0.62) — (0.62) 10.55 10.72% 97,899 0.49% 4.14% 0.73% 101.89%
Institutional Service Class Shares
4/30/2026 (Unaudited) 10.21 0.29 (0.05) 0.24 (0.30) — (0.30) 10.15 2.37% 1,704,228 0.61% 5.78% 0.69% 57.57%
10/31/2025 10.01 0.62 0.11 0.73 (0.53) — (0.53) 10.21 7.55% 1,236,935 0.61% 6.16% 0.72% 290.32%
10/31/2024 9.43 0.64 0.50 1.14 (0.56) — (0.56) 10.01 12.41% 530,870 0.61% 6.52% 0.77% 220.79%
10/31/2023 9.68 0.62 0.12 0.74 (0.49) (0.50) (0.99) 9.43 8.13% 147,999 0.61% 6.63% 0.82% 49.85%
10/31/2022 10.55 0.50 (0.95) (0.45) (0.42) — (0.42) 9.68 (4.40)% 69,124 0.61% 4.99% 0.84% 75.11%
10/31/2021 10.10 0.43 0.63 1.06 (0.61) — (0.61) 10.55 10.69%(g) 53,980 0.61% 4.07% 0.85% 101.89%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Excludes sales charge.
(c) Not annualized for periods less than one year.
(d) Annualized for periods less than one year.
(e) During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(g) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

58 - Notes to Financial Statements - April 30, 2026 (Unaudited) - International Funds
1. Organization
Nationwide Mutual Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, organized as a statutory trust under the laws of the State of Delaware. The
Trust has authorized an unlimited number of shares of beneficial interest (“shares”), without par value. As of April 30, 2026, the
Trust operates forty-five (45) separate series, or mutual funds, each with its own objective(s) and investment strategies. This report contains the financial statements and financial highlights for the four (4) series listed below (each, a “Fund”; collectively, the
“Funds”).
Nationwide Fund Advisors (“NFA”) serves as investment adviser to the Funds. NFA is a wholly owned subsidiary of Nationwide
Financial Services, Inc. (“NFS”), a holding company which is a direct wholly owned subsidiary of Nationwide Corporation. Nationwide
Corporation, in turn, is owned by Nationwide Mutual Insurance Company and Nationwide Mutual Fire Insurance Company.
Nationwide Bailard International Equities Fund (“International Equities”)
Nationwide International Small Cap Fund (“International Small Cap”)
Nationwide Schroders Global Equity Fund (formerly, Nationwide Global Sustainable Equity Fund) ( “Global Equity”)
Nationwide Strategic Income Fund ("Strategic Income")
The Funds, as applicable, currently offer Class A, Class M, Class R6 and Institutional Service Class shares. Each share class of a
Fund represents interests in the same portfolio of investments of that Fund and the classes are identical except for any differences in the sales charge structure, distribution or service fees, administrative services fees, class specific expenses, certain voting rights, conversion features, exchange privileges, and class names or designations.
Each Fund is a diversified fund, as defined in the 1940 Act.
Effective November 17, 2025, the Nationwide Global Sustainable Equity Fund was renamed "Nationwide Schroders Global Equity
Fund."
2. Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Funds in the accounting and the preparation of their financial statements. The Funds are investment companies and follow accounting and reporting guidance in the Financial
Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 (“ASC 946”). The policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), including, but not limited to, ASC 946.
The preparation of financial statements requires fund management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses for the period. The Funds utilize various methods to measure the value of their investments on a recurring basis. Amounts received upon the sale of such investments could differ from those estimated values and those differences could be material.
(a) Security Valuation
U.S. GAAP defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to procedures approved by the Board of Trustees of the Trust (the “Board of Trustees”), NFA assigns a fair value, as defined by U.S. GAAP, to a Fund’s investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including a Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

International Funds - April 30, 2026 (Unaudited) - Notes to Financial Statements - 59
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
Securities for which market-based quotations are readily available are valued at the current market value as of “Valuation Time”.
Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time). Equity securities are generally valued at the last quoted sale price or official closing price, or, if there is no such price, the last quoted bid price provided by an independent pricing service approved by the Board of Trustees. Prices are taken from the primary market or exchange on which each security trades. Shares of registered open-end management investment companies are valued at net asset value (“NAV”) as reported by such company. Shares of exchange traded funds ("ETFs") are generally valued at the last quoted sale price or official closing price, or, if there is no such price, the last quoted bid price provided by an independent pricing service. Master limited partnerships (“MLPs”) are publicly traded partnerships and are treated as partnerships for U.S.
federal income tax purposes. Investments in MLPs are valued at the last quoted sale price or official closing price, or, if there is no such price, the last quoted bid price provided by an independent pricing service. Equity securities, shares of registered open-
end management investment companies, shares of ETFs and MLPs valued in this manner are generally categorized as Level 1 investments within the hierarchy. Repurchase agreements are valued at amortized cost, which approximates fair value, and are generally categorized as Level 2 investments within the hierarchy.
Debt and other fixed-income securities are generally valued at the bid evaluation price provided by an independent pricing service as approved by the Board of Trustees. Evaluations provided by independent pricing service providers may be determined without exclusive reliance on quoted prices and may use broker-dealer quotations, individual trading characteristics and other market data, reported trades or valuation estimates from their internal pricing models. The independent pricing service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates, anticipated timing of principal repayments, and quoted prices for similar assets and are generally categorized as
Level 2 investments within the hierarchy. Debt obligations generally involve some risk of default with respect to interest and/or principal payments.
Bank loans are valued using an average bid price provided by an independent pricing service. Evaluated quotes provided by the independent pricing service may reflect appropriate factors such as ratings, tranche type, industry, company performance and other market data. The independent pricing service utilizes internal models and uses observable inputs such as issuer details, interest rates, tranche type, ratings, and other market data. Securities valued in this manner are generally categorized as Level 2 investments within the hierarchy, consistent with similar valuation techniques and inputs for debt securities.
The Board of Trustees has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of a Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. Each Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

60 - Notes to Financial Statements - April 30, 2026 (Unaudited) - International Funds
Equity securities listed on a non-U.S. exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level
2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S.
dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.
The following tables provide a summary of the inputs used to value the Funds’ net assets as of April 30, 2026. Please refer to the
Statements of Investments for additional information on portfolio holdings.
International Equities
Level 1 Level 2 Level 3 Total
Assets:
Common Stocks
Aerospace & Defense $ – $ 10,679,427 $ – $ 10,679,427
Air Freight & Logistics – 2,067,279 – 2,067,279
Automobiles – 5,679,184 – 5,679,184
Banks 4,707,330 40,250,438 – 44,957,768
Beverages – 2,579,964 – 2,579,964
Broadline Retail 2,007,600 2,485,838 – 4,493,438
Building Products – 997,404 – 997,404
Capital Markets – 4,097,170 – 4,097,170
Chemicals 988,000 6,273,072 – 7,261,072
Commercial Services & Supplies – 1,339,399 – 1,339,399
Communications Equipment – 1,775,487 – 1,775,487
Construction & Engineering 712,385 6,892,034 – 7,604,419
Construction Materials – 1,771,950 – 1,771,950
Consumer Staples Distribution & Retail 922,001 3,520,918 – 4,442,919
Diversified Consumer Services – 1,103,725 – 1,103,725
Diversified Telecommunication Services – 7,357,493 – 7,357,493
Electric Utilities – 7,003,799 – 7,003,799
Electrical Equipment – 11,724,064 – 11,724,064
Electronic Equipment, Instruments &
Components – 1,997,232 – 1,997,232
Entertainment 893,100 – – 893,100
Financial Services – 1,169,232 – 1,169,232
Food Products – 6,425,551 – 6,425,551
Health Care Equipment & Supplies – 936,063 – 936,063
Hotels, Restaurants & Leisure – 3,067,424 – 3,067,424
Household Durables – 7,283,497 – 7,283,497
Household Products – 1,221,507 – 1,221,507
Industrial Conglomerates – 7,404,470 – 7,404,470
Insurance – 10,023,168 – 10,023,168
Interactive Media & Services – 1,214,301 – 1,214,301
IT Services – 1,468,736 – 1,468,736
Machinery – 10,611,034 – 10,611,034
Metals & Mining 1,451,520 4,765,378 – 6,216,898
Multi-Utilities – 4,017,247 – 4,017,247
Oil, Gas & Consumable Fuels 2,466,875 8,441,486 – 10,908,361
Passenger Airlines – 667,713 – 667,713
Personal Care Products – 2,762,550 – 2,762,550
Pharmaceuticals 5,246,361 23,126,536 – 28,372,897
Professional Services – 3,866,632 – 3,866,632
Real Estate Management & Development – 2,125,669 – 2,125,669
Semiconductors & Semiconductor
Equipment 11,587,248 12,358,086 – 23,945,334
Software – 3,766,711 – 3,766,711
Specialty Retail – 2,970,251 – 2,970,251

International Funds - April 30, 2026 (Unaudited) - Notes to Financial Statements - 61
Level 1 Level 2 Level 3 Total
Assets:
Technology Hardware, Storage &
Peripherals $ – $ 5,453,458 $ – $ 5,453,458
Textiles, Apparel & Luxury Goods – 2,388,701 – 2,388,701
Trading Companies & Distributors – 2,939,145 – 2,939,145
Transportation Infrastructure – 1,365,692 – 1,365,692
Wireless Telecommunication Services 1,064,000 2,378,057 – 3,442,057
Total Common Stocks $ 32,046,420 $ 253,814,172 $ – $ 285,860,592
Repurchase Agreements – 8,700,420 – 8,700,420
Short-Term Investments 300,000 – – 300,000
Total $ 32,346,420 $ 262,514,592 $ – $ 294,861,012
International Small Cap
Level 1 Level 2 Level 3 Total
Assets:
Common Stocks
Aerospace & Defense $ – $ 3,516,728 $ – $ 3,516,728
Air Freight & Logistics – 1,033,377 – 1,033,377
Automobile Components 57,562 3,309,113 – 3,366,675
Automobiles – 200,446 – 200,446
Banks – 28,423,506 – 28,423,506
Beverages – 1,535,281 – 1,535,281
Biotechnology 2,388,311 898,877 – 3,287,188
Broadline Retail – 2,112,772 – 2,112,772
Building Products – 3,349,432 – 3,349,432
Capital Markets – 1,957,306 – 1,957,306
Chemicals 1,176,342 9,256,870 – 10,433,212
Commercial Services & Supplies – 1,537,273 – 1,537,273
Construction & Engineering – 5,744,441 – 5,744,441
Construction Materials – 3,140,095 – 3,140,095
Consumer Finance – 1,399,688 – 1,399,688
Consumer Staples Distribution & Retail – 2,971,007 – 2,971,007
Containers & Packaging – 1,690,378 – 1,690,378
Distributors – 2,536,470 – 2,536,470
Diversified REITs – 5,208,783 – 5,208,783
Diversified Telecommunication Services – 4,834,257 – 4,834,257
Electric Utilities – 2,864,655 – 2,864,655
Electrical Equipment – 4,803,244 – 4,803,244
Electronic Equipment, Instruments &
Components – 12,433,830 – 12,433,830
Energy Equipment & Services – 4,369,353 – 4,369,353
Entertainment 1,511,735 440,362 – 1,952,097
Financial Services – 3,429,856 – 3,429,856
Food Products – 1,551,491 – 1,551,491
Gas Utilities – 5,003,229 – 5,003,229
Ground Transportation 983,044 1,888,593 – 2,871,637
Health Care Equipment & Supplies – 1,349,681 – 1,349,681
Health Care REITs – 1,627,017 – 1,627,017
Health Care Technology – 1,062,333 – 1,062,333
Hotels, Restaurants & Leisure 576,529 5,184,576 – 5,761,105
Household Durables – 2,993,304 – 2,993,304
Household Products – 372,382 – 372,382
Insurance – 6,306,359 – 6,306,359
IT Services 1,978,912 1,875,041 – 3,853,953
Leisure Products – 4,789,346 – 4,789,346
Life Sciences Tools & Services – 1,570,649 – 1,570,649
Machinery – 25,527,776 – 25,527,776
Media – 2,679,785 – 2,679,785
Metals & Mining 9,881,569 3,386,669 – 13,268,238

62 - Notes to Financial Statements - April 30, 2026 (Unaudited) - International Funds
Level 1 Level 2 Level 3 Total
Assets:
Oil, Gas & Consumable Fuels $ 3,074,069 $ 3,186,734 $ – $ 6,260,803
Passenger Airlines – 848,783 – 848,783
Personal Care Products – 748,076 – 748,076
Pharmaceuticals 2,075,834 5,146,438 – 7,222,272
Professional Services 1,382,257 8,610,230 – 9,992,487
Real Estate Management & Development – 15,798,178 – 15,798,178
Residential REITs – 1,085,348 – 1,085,348
Retail REITs – 6,109,105 – 6,109,105
Semiconductors & Semiconductor
Equipment 5,383,273 6,713,743 – 12,097,016
Software 7,075,003 448,764 – 7,523,767
Specialized REITs – 801,295 – 801,295
Specialty Retail – 10,005,933 – 10,005,933
Textiles, Apparel & Luxury Goods – 2,956,861 – 2,956,861
Transportation Infrastructure 703,407 754,872 – 1,458,279
Wireless Telecommunication Services 598,701 – – 598,701
Total Common Stocks $ 38,846,548 $ 243,379,991 $ – $ 282,226,539
Exchange Traded Fund 4,275,796 – – 4,275,796
Repurchase Agreements – 13,450,947 – 13,450,947
Short-Term Investments 600,000 – – 600,000
Warrants – – – –
Total $ 43,722,344 $ 256,830,938 $ – $ 300,553,282
Global Equity
Level 1 Level 2 Level 3 Total
Assets:
Common Stocks
Aerospace & Defense $ 3,330,392 $ 2,761,981 $ – $ 6,092,373
Automobiles – 3,004,862 – 3,004,862
Banks 5,872,004 17,278,821 – 23,150,825
Beverages 3,127,906 – – 3,127,906
Broadline Retail 8,161,661 – – 8,161,661
Capital Markets 5,997,469 – – 5,997,469
Chemicals 2,380,012 – – 2,380,012
Communications Equipment 4,454,554 – – 4,454,554
Construction Materials 881,986 – – 881,986
Consumer Finance 1,821,033 – – 1,821,033
Consumer Staples Distribution & Retail 872,229 1,470,506 – 2,342,735
Diversified Telecommunication Services 890,866 832,628 – 1,723,494
Electric Utilities 2,441,715 1,626,029 – 4,067,744
Electrical Equipment 7,838,091 6,103,448 – 13,941,539
Electronic Equipment, Instruments &
Components 1,390,082 – – 1,390,082
Energy Equipment & Services 1,634,040 – – 1,634,040
Entertainment 3,613,544 – – 3,613,544
Financial Services 3,782,275 – – 3,782,275
Food Products – 588,484 – 588,484
Ground Transportation 2,288,300 – – 2,288,300
Health Care Equipment & Supplies 2,517,802 1,067,113 – 3,584,915
Health Care Providers & Services 1,428,107 – – 1,428,107
Hotels, Restaurants & Leisure 1,268,761 – – 1,268,761
Household Durables 1,703,046 – – 1,703,046
Household Products 1,859,953 – – 1,859,953
Industrial Conglomerates – 2,067,247 – 2,067,247
Insurance 1,746,507 2,871,647 – 4,618,154
Interactive Media & Services 23,335,498 1,451,089 – 24,786,587
IT Services 1,483,824 – – 1,483,824
Life Sciences Tools & Services 2,424,465 – – 2,424,465

International Funds - April 30, 2026 (Unaudited) - Notes to Financial Statements - 63
Level 1 Level 2 Level 3 Total
Assets:
Machinery $ 2,527,107 $ 3,106,420 $ – $ 5,633,527
Metals & Mining 707,176 1,285,250 – 1,992,426
Oil, Gas & Consumable Fuels 4,838,110 4,033,956 – 8,872,066
Personal Care Products – 1,195,592 – 1,195,592
Pharmaceuticals 4,555,498 10,205,216 – 14,760,714
Professional Services – 625,536 – 625,536
Semiconductors & Semiconductor
Equipment 25,593,653 15,764,176 – 41,357,829
Software 10,787,158 1,329,487 – 12,116,645
Specialty Retail 2,527,081 1,986,908 – 4,513,989
Technology Hardware, Storage &
Peripherals 8,283,230 3,952,108 – 12,235,338
Textiles, Apparel & Luxury Goods 928,546 1,020,966 – 1,949,512
Wireless Telecommunication Services 851,403 – – 851,403
Total $ 160,145,084 $ 85,629,470 $ – $ 245,774,554
Strategic Income
Level 1 Level 2 Level 3 Total
Assets:
Asset-Backed Securities $ – $ 255,183,044 $ – $ 255,183,044
Collateralized Mortgage Obligations – 185,740,410 – 185,740,410
Commercial Mortgage-Backed Securities – 49,540,471 – 49,540,471
Common Stocks
Media – – 16 16
Passenger Airlines 322,009 – – 322,009
Total Common Stocks $ 322,009 $ – $ 16 $ 322,025
Convertible Preferred Stock 2,934,801 – – 2,934,801
Corporate Bonds
Automobiles – 22,577,673 – 22,577,673
Banks – 228,658,648 – 228,658,648
Beverages – 16,092,065 – 16,092,065
Capital Markets – 92,849,889 – 92,849,889
Chemicals – 30,609,849 – 30,609,849
Commercial Services & Supplies – 9,761,580 – 9,761,580
Construction & Engineering – 8,555,390 – 8,555,390
Consumer Finance – 64,800,401 – 64,800,401
Containers & Packaging – 4,779,365 – 4,779,365
Diversified Telecommunication Services – 25,448,747 – 25,448,747
Electric Utilities – 49,287,791 – 49,287,791
Electronic Equipment, Instruments &
Components – 2,798,233 – 2,798,233
Energy Equipment & Services – 9,171,473 – 9,171,473
Financial Services – 44,738,198 – 44,738,198
Food Products – 14,676,120 – 14,676,120
Gas Utilities – 1,709,230 – 1,709,230
Health Care Equipment & Supplies – 4,954,443 – 4,954,443
Health Care Providers & Services – 17,106,513 – 17,106,513
Hotels, Restaurants & Leisure – 40,340,370 – 40,340,370
Independent Power and Renewable
Electricity Producers – 7,047,022 – 7,047,022
Insurance – 220,268,344 – 220,268,344
Interactive Media & Services – 19,525,589 – 19,525,589
IT Services – 3,607,883 – 3,607,883
Marine Transportation – 7,315,028 – 7,315,028
Media – 13,096,232 – 13,096,232
Metals & Mining – 15,304,224 – 15,304,224
Mortgage Real Estate Investment Trusts
(REITs) – 11,325,982 – 11,325,982

64 - Notes to Financial Statements - April 30, 2026 (Unaudited) - International Funds
Level 1 Level 2 Level 3 Total
Assets:
Multi-Utilities $ – $ 8,898,397 $ – $ 8,898,397
Office REITs – 6,656,292 – 6,656,292
Oil, Gas & Consumable Fuels – 115,008,491 – 115,008,491
Passenger Airlines – 50,867,415 – 50,867,415
Pharmaceuticals – 22,181,077 – 22,181,077
Professional Services – 2,120,424 – 2,120,424
Semiconductors & Semiconductor
Equipment – 24,952,663 – 24,952,663
Software – 19,062,972 – 19,062,972
Water Utilities – 3,462,275 – 3,462,275
Total Corporate Bonds $ – $ 1,239,616,288 $ – $ 1,239,616,288
Foreign Government Securities – 161,110,808 – 161,110,808
Forward Foreign Currency Contracts – 509,702 – 509,702
Futures Contracts# 12,925,731 – – 12,925,731
Loan Participations – 32,882,046 – 32,882,046
Mortgage-Backed Securities – 195,760,625 – 195,760,625
Preferred Stocks 18,151,384 – – 18,151,384
Repurchase Agreements – 60,597,395 – 60,597,395
Short-Term Investments   3,300,000 79,940,493 – 83,240,493
Supranational – 10,680,596 – 10,680,596
Total Assets $ 37,633,925 $ 2,271,561,878 $ 16 $ 2,309,195,819
Liabilities:
Credit Default Swaps† $ – $ (8,959,740) $ – $ (8,959,740)
Forward Foreign Currency Contracts – (7,660) – (7,660)
Futures Contracts# (659,984) – – (659,984)
Total Liabilities $ (659,984) $ (8,967,400) $ – $ (9,627,384)
Total $ 36,973,941 $ 2,262,594,478 $ 16 $ 2,299,568,435
# Includes cumulative appreciation/(depreciation) of futures contracts as reported in the Statement of Investments. Only current day's variation margin is reported within the Statements of Assets and Liabilities.
† Swap contracts are included in the table at value, with the exception of centrally cleared swap contracts which are included in the table at unrealized appreciation/(depreciation). For centrally cleared swaps, only the variation margin on swap contracts is reported in the Statements of Asset and Liabilities.
As of April 30, 2026, International Small Cap held one warrants investment that was categorized as a Level 3 investment which was valued at $0.
As of April 30, 2026, Global Equity held one common stock investment that was categorized as a Level 3 investment which was valued at $0.
As of April 30, 2026, Strategic Income held one corporate bond investment that was categorized as a Level 3 investment which was valued at $0.

International Funds - April 30, 2026 (Unaudited) - Notes to Financial Statements - 65
The following is a reconciliation of assets for which Level 3 inputs were used in determining fair value:
The FVC continues to evaluate any information that could cause an adjustment to the fair value for these investments, such as market news, the progress of judicial and regulatory proceedings, and subadviser recommendations.
(b) Cash Overdraft
Certain Funds may have overdrawn U.S. dollar and/or foreign currency balances with the Funds' custodian bank, JPMorgan
Chase Bank, N.A. (“JPMorgan”). To offset the overdraft, JPMorgan advanced an amount equal to the overdraft. Consistent with the Funds' borrowing policy, the advance is deemed a temporary loan to the Funds. Such loans are payable upon demand and bear interest from the date of such advance to the date of payment at the rate agreed upon with JPMorgan under the custody agreement. These advances are separate from, and were not made pursuant to, the credit agreement discussed in Note 4. A Fund with an overdraft is subject to a lien by JPMorgan on the Fund’s account and JPMorgan may charge the Fund’s account for any amounts owed to JPMorgan. JPMorgan also has the right to set off as appropriate and apply all deposits and credits held by or owing to JPMorgan against such amount, subject to the terms of the custody agreement.
As of April 30, 2026, Funds that had overdrawn balances were as follows:
(c) Foreign Currency Transactions
The accounting records of the Funds are maintained in U.S. dollars. The Funds may, nevertheless, engage in foreign currency transactions. In those instances, a Fund will convert foreign currency amounts into U.S. dollars at the current rate of exchange between the foreign currency and the U.S. dollar in order to determine the value of the Funds' investments, assets, and liabilities.
Purchases and sales of securities, receipts of income, and payments of expenses are converted at the prevailing rate of exchange on the respective date of such transactions. The accounting records of a Fund do not differentiate that portion of the results of operations resulting from changes in foreign exchange rates from those resulting from changes in the market prices of the relevant securities. Each portion contributes to the net realized gains or losses from transactions in investment securities and net change in unrealized appreciation/depreciation in the value of investment securities. Net currency gains or losses, realized and unrealized, that are a result of differences between the amount recorded on a Fund’s accounting records, and the U.S. dollar equivalent amount actually received or paid for interest or dividends, receivables and payables for investments sold or purchased, and foreign cash, are included in the Statements of Operations under “Net realized gains (losses) from foreign currency transactions”
and “Net change in unrealized appreciation/depreciation in the value of translation of assets and liabilities denominated in foreign currencies," if applicable.
(d) Options
Certain Funds purchased and/or wrote options on futures contracts, single stocks, ETFs, and/or indexes. Such option investments are utilized to manage currency exposures and/or hedge against movements in the values of the foreign currencies in which the
Strategic Income
Common
Stocks Total
Balance as of 10/31/2025 $ 347,213 $ 347,213
Accrued Accretion/(Amortization) — —
Realized Gains (Losses) (14,930) (14,930)
Distributions — —
Purchases — —
Sales (363,155) (363,155)
Change in Unrealized Appreciation/Depreciation 30,888 30,888
Transfers into Level 3 — —
Transfers out of Level 3 — —
Balance as of 4/30/2026 $ 16 $ 16
Change in Unrealized Appreciation/Depreciation for Investments Still Held as of 4/30/2026 ** $ (561) $ (561)
** Included in the Statement of Operations under "Net change in unrealized appreciation/depreciation in the value of investment securities."
Fund
Foreign Currency in
USD
International Equities $ 52,639
Global Equity 110,710

66 - Notes to Financial Statements - April 30, 2026 (Unaudited) - International Funds
portfolio securities are denominated, to gain exposure to and/or hedge against changes in interest rates and equity movements, to capitalize on the return-generating features of selling options (short volatility) while simultaneously benefiting from the risk-control attributes associated with buying options (long volatility), and/or to generate consistent outperformance, as applicable, to meet each Fund's stated investment strategies as shown in the Fund's Prospectus.
Options traded on an exchange are valued at the settlement price provided by an independent pricing service as approved by the
Board. If a settlement price is not available, such options are valued at the last quoted sale price, if available, and otherwise at the average bid/ask price. Exchange traded options are generally categorized as Level 1 investments within the hierarchy. Options traded in the over-the-counter (“OTC”) market, and which are not quoted by NASDAQ, are valued at the last quoted bid price, and are generally categorized as Level 2 investments within the hierarchy. The value of an option position reflects, among other things, the implied price volatility of the underlying investment, the current market value of the underlying investment, the time remaining until expiration of the option, the relationship of the strike price to the market price of the underlying investment, and general market conditions. Options that expire unexercised have no value. American-style options can be exercised at any time prior to the expiration date of the option. European-style options can only be exercised at expiration of the option.
A Fund effectively terminates its right or obligation under an option by entering into a closing transaction. Closing transactions permit a Fund to realize the profit or limit the loss on an option position prior to its exercise or expiration.
If a Fund is unable to affect a closing transaction for an option it purchased, it would have to exercise the option to realize any profit. The inability to enter into a closing purchase transaction for a covered call option written by a Fund could cause material losses because a Fund would be unable to sell the investment used as a cover for the written option until the option expires or is exercised.
The writing and purchasing of options is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. Imperfect correlation between options and the securities markets may detract from the effectiveness of attempted hedging. Transactions using OTC options (other than options purchased by a
Fund) expose a Fund to counterparty risk. To the extent required by Securities and Exchange Commission (“SEC”) guidelines, a Fund will not enter into any options transactions unless it owns either (i) an offsetting (“covered”) position in securities, other options, or futures or (ii) cash and liquid obligations with a value sufficient at all times to cover its potential obligations to the extent not covered as provided in (i) above. A Fund will also earmark or set aside cash and/or appropriate liquid assets in a segregated custodial account as required by SEC and U.S. Commodity Futures Trading Commission regulations. Assets used as cover or held in a segregated account cannot be sold while the position in the corresponding option or futures contract is open, unless they are replaced with similar assets. As a result, the commitment of a large portion of a Fund’s assets to earmarking or segregated accounts as a cover could impede portfolio management or a Fund’s ability to meet redemption requests or other current obligations.
The Funds' written options contracts are disclosed in the Statements of Assets and Liabilities under “Written options, at value," in a table in the Statements of Investments and in the Statements of Operations under “Net realized gains (losses) from expiration or closing of option contracts written" and “Net change in unrealized appreciation/depreciation in the value of option contracts written," as applicable.
The Funds' purchased options are disclosed in the Statements of Assets and Liabilities under “Investment securities, at value,”
in the Statement of Investments and in the Statements of Operations under “Net realized gains (losses) from transactions in investment securities” and “Net change in unrealized appreciation/depreciation in the value of investment securities,” as applicable.
As of April 30, 2026, the Funds had no open option contracts.
(e) Swap Contracts
Credit Default Swap Contracts — Certain Funds entered into credit default swap contracts. Credit default swap contracts are either privately negotiated agreements between the Fund and a counterparty or traded through a futures commission merchant and cleared through a clearinghouse that serves as a central counterparty.
Investments in credit default swap contracts are utilized to expose a Fund’s cash holdings to the investment characteristics and performance of the high-yield bond market or selected credit markets while maintaining liquidity to satisfy shareholder activity, to manage broad credit market spread exposure and/or to create synthetic long and short exposure to select credit and sovereign debt securities, as applicable, to meet each Fund's stated investment strategies as shown in the Fund's Prospectus.
Each Fund segregates liquid assets to cover its obligations under its credit default swap contracts.

International Funds - April 30, 2026 (Unaudited) - Notes to Financial Statements - 67
Upfront premiums received or paid at the beginning of the initiation period are included in the Statements of Assets and Liabilities under “Swap contracts, at value” for OTC swaps and under “Receivable/payable for variation margin on centrally cleared swap contracts” for centrally cleared swaps, as applicable.
These upfront premiums are amortized and accreted daily and are recorded as realized gains or losses on the Statements of
Operations upon maturity or termination of the credit default swap contract.
As the protection purchaser in a credit default swap contract, the Fund pays the counterparty a periodic stream of payments over the term of the contract, provided that no credit event or default (or similar event) occurs. However, the Fund is required to receive the par (or other agreed-upon) value of a referenced debt obligation from the counterparty in the event of a default (or similar event) by a third party, such as a U.S. or foreign issuer, on the debt obligation. If a credit event or default (or similar event) occurs, the Fund either (i) receives from the counterparty an amount equal to the notional amount of the swap and the counterparty takes delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index, or (ii)
receives from the counterparty a net settlement amount in the form of cash or securities to the notional amount of the swap and the recovery value of the referenced obligation or underlying securities comprising the referenced index. As the purchaser in a credit default swap contract, the Fund’s investment would generate income only in the event of an actual default (or similar event) by the issuer of the underlying obligation.
As the protection seller in a credit default swap contract, a Fund receives from the counterparty a periodic stream of payments over the term of the contract, provided that no credit event or default (or similar event) occurs. However, a Fund is required to pay the par (or other agreed-upon) value of a referenced debt obligation to the counterparty in the event of a default (or similar event) by a third party, such as a U.S. or foreign issuer, on the debt obligation. In return, if no credit event or default (or similar event) occurs, a
Fund keeps the stream of payments and would have no payment of obligations.
If a credit event or default (or similar event) occurs, a Fund either (i) pays to the counterparty an amount equal to the notional amount of the swap and takes delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index, or (ii) pays the counterparty a net settlement amount in the form of cash or securities to the notional amount of the swap and the recovery value of the referenced obligation or underlying securities comprising the referenced index. By selling a credit default swap contract, a Fund effectively adds economic leverage to its portfolio because, in addition to its total net assets, a
Fund is subject to investment exposure on the notional amount of the swap.
Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices include high-yield securities. Credit indices are traded using credit default swap contracts with standardized terms including a fixed spread and standard maturity dates. An index credit default swap contract references all the names in the index, and if there is a default, the credit event is settled based on the name’s weight in the index. For most indices, each name has an equal weight in the index. The composition of the indices changes periodically. The use of credit default swap contracts on indices is often less expensive than it would be to buy many issuer-specific credit default swap contracts to achieve a similar effect.
Credit default swap contracts are marked-to-market daily based on valuations from independent pricing services. Credit default swap contracts are generally categorized as Level 2 investments within the hierarchy.
Implied credit spreads are utilized in determining the market value of credit default swap agreements on credit indices and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. Implied credit spreads utilized in valuing each Fund’s investments as of April 30, 2026 are disclosed in the Statements of Investments. The implied credit spread of a particular referenced entity reflects the cost of selling protection on such entity’s debt, and may include upfront payments required to be made to enter into the agreement. For credit default swap agreements on credit indices, the quoted market prices and resulting value serve as the indicator of the current status of the payment/performance risk. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
Certain clearinghouses currently offer clearing for limited types of derivatives transactions, such as credit derivatives. In a centrally cleared credit default swap contract, immediately following execution of the swap agreement, the swap agreement is novated to a central counterparty (the “CCP”) and a Fund’s counterparty on the swap agreement becomes the CCP. A Fund is required to interface with the CCP through a broker. Upon entering into a centrally cleared swap contract, a Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of

68 - Notes to Financial Statements - April 30, 2026 (Unaudited) - International Funds
the particular swap. Securities deposited as initial margin are designated on the Statement of Investments and cash deposited is recorded on the Statements of Assets and Liabilities as cash pledged for centrally cleared swap contracts. The daily change in valuation of centrally cleared credit default swap contracts is recorded as a receivable or payable for variation margin on centrally cleared swap contracts. Payments received from (paid to) the counterparty, including at termination, are recorded as realized gains (losses) in the Statements of Operations.
Interest Rate Swap Contracts — Certain Funds entered into interest rate swap contracts to hedge against investment risks, to manage portfolio duration, to obtain exposure to the investment characteristics of certain bonds or groups of bonds, and/or to otherwise increase returns, as applicable, to meet each Fund's stated investment strategies as shown in the Fund's Prospectus.
Interest rate swap contracts are swaps contracts in which the parties exchange their rights to receive payments on a security or other reference rate. For example, the parties might swap the right to receive floating rate payments for the right to receive fixed rate payments. The Funds have segregated liquid assets to cover their obligations under the interest rate swap contract.
Interest rate swap contracts are valued daily and unrealized appreciation (depreciation) is recorded. Certain interest rate swap contracts may accrue periodic interest on a daily basis as a component of unrealized appreciation (depreciation); a Fund will realize a gain or loss upon the payment or receipt of accrued interest. A Fund will realize a gain or a loss when the interest rate swap is terminated. The use of interest rate swap contracts involves the risk that the investment adviser will not accurately predict anticipated changes in interest rates, which may result in losses to a Fund. Interest rate swap contracts also involve the possible failure of a counterparty to perform in accordance with the terms of the swap agreement. If a counterparty defaults on its obligations under a swap agreement, a Fund may lose any amount it expected to receive from the counterparty, potentially including amounts in excess of a Fund’s initial investment. Interest rate swap contracts are marked-to-market daily based on valuations from an independent pricing service. Interest rate swap contracts are generally categorized as Level 2 investments within the hierarchy.
The Funds' swap agreements are disclosed in the Statements of Assets and Liabilities under “Swap contracts, at value” for over-the counter (“OTC”) swaps and under “Receivable/payable for variation margin on centrally cleared swap contracts” for centrally cleared swaps, in a table in the Statement of Investments, and in the Statements of Operations under “Net realized gains
(losses) from expiration or closing of swap contracts” and “Net change in unrealized appreciation/depreciation in the value of swap contracts," as applicable.
(f) Forward Foreign Currency Contracts
Certain Funds entered into forward foreign currency contracts in connection with planned purchases or sales of securities denominated in a foreign currency and/or to hedge the U.S. dollar value of portfolio securities denominated in a foreign currency, to express a view on a foreign currency vs. the U.S. dollar or other foreign currency, to hedge the U.S. dollar value of portfolio securities denominated in a foreign currency, and/or to seek to protect against anticipated changes in future foreign currency exchange rate, as applicable, to meet each Fund's stated investment strategies as shown in the Fund's Prospectus.
A forward foreign currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. Forward foreign currency contracts are generally valued at the mean of the last quoted bid and ask prices, as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level 2 investments within the hierarchy. The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. All commitments are marked-to-market daily at the applicable exchange rates and any resulting unrealized appreciation or depreciation is recorded.
Realized gains or losses are recorded at the time the forward foreign currency contract matures or at the time of delivery of the currency. Forward foreign currency contracts entail the risk of unanticipated movements in the value of the foreign currency relative to the U.S. dollar, and the risk that the counterparties to the contracts may be unable to meet their obligations under the contract.
The Funds' forward foreign currency contracts are disclosed in the Statements of Assets and Liabilities under “Unrealized appreciation/(depreciation) on forward foreign currency contracts,” in a table in the Statement of Investments and in the Statements of Operations under “Net realized gains (losses) from settlement of forward foreign currency contracts” and “Net change in unrealized appreciation/depreciation in the value of forward foreign currency contracts,” as applicable.
(g) Futures Contracts
Certain Funds are subject to equity price and/or interest rate risk in the normal course of pursuing their objectives. Certain Funds entered into financial futures contracts (“futures contracts”) to manage currency risk, to equitize cash balances, to more efficiently manage the portfolio, to modify exposure to volatility, to increase or decrease the baseline equity exposure, to gain exposure to and/or hedge against changes in interest rates, for the purpose of managing active risk in the portfolio, to gain exposure to and/
or hedge against the value of equities and/or to gain exposure to foreign currencies, as applicable, to meet each Fund's stated

International Funds - April 30, 2026 (Unaudited) - Notes to Financial Statements - 69
investment strategies as shown in the Fund's Prospectus. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.
Upon entering into a futures contract, a Fund is required to segregate an initial margin deposit of cash and/or other assets equal to a certain percentage of the futures contract’s notional value. Under a futures contract, a Fund agrees to receive from or pay to a broker an amount of cash equal to the daily fluctuation in value of the futures contract. Subsequent receipts or payments, known as
“variation margin” receipts or payments, are made each day, depending on the fluctuation in the fair value of the futures contract, and are recognized by a Fund as unrealized gains or losses. Futures contracts are generally valued daily at their settlement price as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level
1 investments within the hierarchy.
A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price or amount at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future. When a futures contract is closed, a Fund records a realized gain or loss equal to the difference between the value of the futures contract at the time it was opened and its value at the time it was closed.
Should market conditions change unexpectedly, a Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets. A Fund’s investments in futures contracts entail limited counterparty credit risk because a Fund invests only in exchange traded futures contracts, which are settled through the exchange and whose fulfillment is guaranteed by the credit of the exchange.
The Funds' futures contracts are reflected in the Statements of Assets and Liabilities under “Receivable/Payable for variation margin on futures contracts," in a table in the Statement of Investments and in the Statements of Operations under “Net realized gains (losses) from expiration or closing of futures contracts” and “Net change in unrealized appreciation/depreciation in the value of futures contracts,” as applicable.
The following is a summary of the Funds’ derivative instruments categorized by risk exposure as of April 30, 2026:
Fair Values of Derivatives Not Accounted for as Hedging Instruments as of April 30, 2026:
Strategic Income
Assets: Statements of Assets and Liabilities Fair Value
Forward Foreign Currency Contracts
Currency risk Unrealized appreciation on forward foreign currency contracts $ 509,702
Futures Contracts#
Interest rate risk Receivable/payable for variation margin on futures contracts 12,925,731
Total $ 13,435,433
Liabilities:
Swap Contracts†
Credit risk Receivable/payable for variation margin on centrally cleared swap contracts $ (8,959,740)
Forward Foreign Currency Contracts
Currency risk Unrealized depreciation on forward foreign currency contracts (7,660)
Futures Contracts#
Interest rate risk Receivable/payable for variation margin on futures contracts (659,984)
Total $ (9,627,384)
# Includes cumulative appreciation/(depreciation) of futures contracts as reported in the Statement of Investments. Only current day's variation margin is reported within the Statements of Assets and Liabilities.
† Swap contracts are included in the table at value, with the exception of centrally cleared swap contracts which are included in the table at unrealized appreciation/(depreciation). For centrally cleared swaps, only the variation margin on swap contracts is reported in the Statements of Asset and Liabilities.

70 - Notes to Financial Statements - April 30, 2026 (Unaudited) - International Funds
The Effect of Derivative Instruments on the Statements of Operations for the Six Months Ended April 30, 2026:
Change in Unrealized Appreciation/Depreciation on Derivatives Recognized in the Statements of Operations for the Six
Months Ended April 30, 2026:
The following is a summary of the Funds' average volume of derivative instruments held for the six months ended April 30, 2026:
The Funds are required to disclose information about offsetting and related arrangements to enable users of the financial statements to understand the effect of those arrangements on the Funds’ financial position. In order to better define its contractual rights and to secure rights that will help certain Funds mitigate their counterparty risk, certain Funds entered into an International
Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or a similar agreement with each of their derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between certain Funds and a counterparty that governs OTC derivatives and forward foreign currency contracts and typically contains, among other things, collateral posting items, if applicable, and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, certain Funds may, under certain circumstances, offset with the counterparty certain derivative financial instrument’s payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master
Agreement typically permit a single net payment in the event of default (close-out netting) including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events. The counterparty is a financial institution.
For financial reporting purposes, certain Funds do not offset derivative assets and derivative liabilities that may be subject to netting arrangements on the “Statements of Assets and Liabilities".
As of April 30, 2026, certain Funds may have entered into futures contracts, centrally cleared swaps and forward foreign currency contracts. The futures contract agreement and centrally cleared swaps agreements do not provide for netting arrangements
Strategic Income
Realized Gains (Losses): Total
Swap Contracts
Credit risk $ 1,469,701
Forward Foreign Currency Contracts
Currency risk 257,754
Futures Contracts
Interest rate risk (4,468,151)
Total $ (2,740,696)
Strategic Income
Unrealized Appreciation/Depreciation: Total
Swap Contracts
Credit risk $ (7,685,396)
Forward Foreign Currency Contracts
Currency risk (47,945)
Futures Contracts
Interest rate risk 17,359,400
Total $ 9,626,059
Strategic Income
Centrally Cleared Credit Default Swaps:
Average Notional Balance—Buy Protection $ 324,591,283
Forward Foreign Currency Exchange Contracts:
Average Settlement Value Purchased $ 898,928
Average Settlement Value Sold $ 67,093,429
Futures Contracts:
Average Notional Balance Long $ 107,723,284
Average Notional Balance Short $ 672,982,586

International Funds - April 30, 2026 (Unaudited) - Notes to Financial Statements - 71
The following tables set forth certain Funds' net exposure by counterparty for forward foreign currency contracts that are subject to enforceable master netting arrangements or similar arrangements as of April 30, 2026:
(h) Unfunded Commitments
Each Fund may enter into commitments to buy and sell investments including commitments to buy Loan Participations to settle on future dates as part of its normal investment activities. Commitments are generally traded and priced as part of a related Loan
Participations. The value of the unfunded portion of the investment is determined using a pro-rata allocation, based on its par value relative to the par value of the entire investment. The unrealized appreciation (depreciation) from unfunded commitments is reported on the Statements of Assets and Liabilities. Credit risk exists on these commitments to the extent of any difference between the sales price and current value of the underlying securities sold. Market risk exists on these commitments to buy to the same extent as if the securities were owned on a settled basis and gains and losses are recorded and reported in the same manner.
As of April 30, 2026, the Funds did not have unfunded loan commitments.
(i) Securities Lending
During the six months ended April 30, 2026, certain Funds entered into securities lending transactions. To generate additional income, the Funds lent their portfolio securities, up to 33 1/3% of the total assets of a Fund, to brokers, dealers, and other financial institutions.
JPMorgan serves as securities lending agent for the securities lending program for the Funds. Securities lending transactions are considered to be overnight and continuous and can be terminated by a Fund or the borrower at any time.
The Funds receive payments from JPMorgan equivalent to any dividends and/or interest while on loan, in lieu of income which is included as “Dividend income” and/or “Interest income”, as applicable, on the Statements of Operations. The Funds also receive interest that would have been earned on the securities loaned while simultaneously seeking to earn income on the investment of cash collateral or receiving a fee with respect to the receipt of non-cash collateral. Securities lending income includes any fees charged to borrowers less expenses associated with the loan. Income from the securities lending program is recorded when earned from JPMorgan and reflected in the Statements of Operations under “Income from securities lending (net of fees)”. There may be risks of delay or restrictions in recovery of the securities or disposal of collateral should the borrower of the securities fail financially. Loans are made, however, only to borrowers deemed by JPMorgan to be of good standing and creditworthy. Loans are subject to termination by the Funds or the borrower at any time, and, therefore, are not considered to be illiquid investments. For
Funds to which JPMorgan is not an affiliate, JPMorgan receives a fee based on a percentage of earnings (less any rebates paid to
Strategic Income
Offsetting of Financial Assets, Derivative Assets and Collateral Received by Counterparty:
Gross Amounts Not Offset in the
Statements of Assets and Liabilities
Counterparty Description
Gross Amounts
of Recognized
Asset
Derivatives
Derivatives
Available for
Offset
Collateral
Received
Net Amount
of Asset
Derivatives
Goldman Sachs
International
Forward Foreign
Currency Contracts $ 470,795 $ — $ — $ 470,795
HSBC Bank USA, NA
Forward Foreign
Currency Contracts 38,907 — — 38,907
Total $ 509,702 $ – $ — $ 509,702
Offsetting of Financial Liabilities, Derivative Liabilities and Collateral Pledged by Counterparty:
Gross Amounts Not Offset in the
Statements of Assets and Liabilities
Counterparty Description
Gross Amounts
of Recognized
Liability
Derivatives
Derivatives
Available for
Offset
Collateral
Pledged
Net Amount
of Liability
Derivatives
Morgan Stanley Co.,
Inc.
Forward Foreign
Currency Contracts $ (7,660) $ — $ — $ (7,660)
Total $ (7,660) $ — $ — $ (7,660)

72 - Notes to Financial Statements - April 30, 2026 (Unaudited) - International Funds
the borrower) derived from the investment of cash collateral, or a percentage of the fee paid by the borrower for loans collateralized by non-cash collateral. For Funds to which JPMorgan is an affiliate, JPMorgan receives a flat fee based on a percentage of the market value of loaned securities.
In accordance with guidance presented in FASB Accounting Standards Update 2014-11, Balance Sheet (Topic) 860: Repurchase-
to-Maturity Transactions, Repurchase Financings, and Disclosures, liabilities under the outstanding securities lending transactions as of April 30, 2026, which were comprised of money market funds and repurchase agreements purchased with cash collateral, as shown on each Fund's Statement of Investments, were as follows:
The Trust’s securities lending policies and procedures require that the borrower (i) deliver cash or U.S. Government securities as collateral with respect to each new loan of U.S. securities, equal to at least 102% of the value of the portfolio securities loaned, and with respect to each new loan of non-U.S. securities, collateral of at least 105% of the value of the portfolio securities loaned;
and (ii) at all times thereafter mark-to-market the collateral on a daily basis so that the market value of such collateral is at least
100% of the value of securities loaned. Cash collateral received is generally invested in money market funds and joint repurchase agreements and shown in the Statement of Investments and included in calculating the Fund’s total assets. U.S. Government securities received as collateral, if any, are held in safe-keeping by JPMorgan or The Bank of New York Mellon and cannot be sold or repledged by the Funds and accordingly are not reflected in the Fund’s total assets. For additional information on the non-cash collateral received, if any, please refer to the Statement of Investments.
The Securities Lending Agency Agreement between the Trust and JPMorgan provides that in the event of a default by a borrower with respect to any loan, the Fund may terminate the loan and JPMorgan will exercise any and all remedies provided under the applicable borrower agreement to make the Fund whole. These remedies include purchasing replacement securities by applying the collateral held from the defaulting borrower against the purchase cost of the replacement securities. If, despite such efforts by JPMorgan to exercise these remedies, the collateral is less than the purchase cost of the replacement securities, JPMorgan is responsible for such shortfall, subject to certain limitations which are set forth in detail in the Securities Lending Agency Agreement.
As of April 30, 2026, the Securities Lending Agency Agreement does not permit the Funds to enforce a netting arrangement.
(j) Joint Repurchase Agreements
During the six months ended April 30, 2026, certain Funds, along with other series of the Trust, pursuant to procedures adopted by the Board of Trustees and applicable guidance from the SEC, transferred cash collateral received from securities lending transactions, through a joint account at JPMorgan, the Funds' custodian, the daily aggregate balance of which is invested in one or more joint repurchase agreements (“repo” or collectively “repos”) collateralized by U.S. Treasury or federal agency obligations.
For repos, each Fund participates on a pro rata basis with other clients of JPMorgan in its share of the underlying collateral under such repos and in its share of proceeds from any repurchase or other disposition of the underlying collateral. In repos, the seller of a security agrees to repurchase the security at a mutually agreed-upon time and price, which reflects the effective rate of return for the term of the agreement. For repos, The Bank of New York Mellon or JPMorgan takes possession of the collateral pledged for investments in such repos. The underlying collateral is valued daily on a mark-to-market basis to ensure that the value is equal to or greater than the repurchase price, including accrued interest. In the event of default of the obligation to repurchase, the Funds have the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Funds may be delayed or limited.
Fund
Amounts of
Liabilities Presented
in the Statements
of Assets and
Liabilities
International Equities $ 9,000,420
International Small Cap 14,050,947
Strategic Income 63,897,395

International Funds - April 30, 2026 (Unaudited) - Notes to Financial Statements - 73
As of April 30, 2026, certain Funds' investment in joint repos was subject to an enforceable netting arrangement. The Funds'
proportionate holding in joint repos was as follows:
As of April 30, 2026, the joint repos on a gross basis were as follows:
CF Secured, LLC, 3.61%, dated 4/30/2026, due 5/1/2026, repurchase price $240,558,197, collateralized by U.S. Government
Treasury Securities, ranging from 0.00% - 6.13%, maturing 5/15/2026 - 2/15/2056; total market value $245,369,361.
Marex Capital Markets, Inc., 3.69%, dated 4/30/2026, due 5/1/2026, repurchase price $37,003,795, collateralized by U.S.
Government Treasury Securities, ranging from 0.00% - 4.75%, maturing 6/11/2026 - 2/15/2056; total market value $37,743,879.
Nomura Securities International, Inc., 3.63%, dated 4/30/2026, due 5/1/2026, repurchase price $34,003,429, collateralized by U.S. Government Treasury Securities, ranging from 0.00% - 4.38%, maturing 11/15/2026 - 2/15/2055; total market value
$34,683,833.
Santander US Capital Markets, 3.64%, dated 4/30/2026, due 5/1/2026, repurchase price $54,015,460, collateralized by
U.S. Government Treasury Securities, ranging from 1.63% - 6.25%, maturing 11/30/2026 - 2/15/2054; total market value
$55,095,772.
Santander US Capital Markets, 3.65%, dated 4/30/2026, due 5/1/2026, repurchase price $80,008,113, collateralized by U.S.
Government Agency and Treasury Securities, ranging from 0.01% - 5.00%, maturing 4/30/2027 - 7/25/2054; total market value
$81,608,282.
International Equities
Gross Amounts
not Offset in the
Statements of
Assets and
Liabilities
Counterparty
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statements of
Assets and
Liabilities
Net Amounts
of Assets Presented
in the Statements of
Assets and
Liabilities
Collateral
Received
*
Net
Amounts
of Assets
CF Secured, LLC $ 3,700,420 $ – $ 3,700,420 $ (3,700,420) $ –
Marex Capital
Markets, Inc. 5,000,000 – 5,000,000 (5,000,000) –
Total $ 8,700,420 $ – $ 8,700,420 $ (8,700,420) $ –
International Small Cap
Gross Amounts
not Offset in the
Statements of
Assets and
Liabilities
Counterparty
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statements of
Assets and
Liabilities
Net Amounts
of Assets Presented
in the Statements of
Assets and
Liabilities
Collateral
Received
*
Net
Amounts
of Assets
CF Secured, LLC $ 6,450,947 $ – $ 6,450,947 $ (6,450,947) $ –
Santander US Capital
Markets 7,000,000 – 7,000,000 (7,000,000) –
Total $ 13,450,947 $ – $ 13,450,947 $ (13,450,947) $ –

74 - Notes to Financial Statements - April 30, 2026 (Unaudited) - International Funds
(k) Security Transactions and Investment Income
Security transactions are accounted for on the date the security is purchased or sold. Security gains and losses are calculated on the identified cost basis. Interest income is recognized on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts, and is recorded as such on a Fund’s Statement of Operations. Dividend income and expenses, as applicable, are recorded on the ex-dividend date and are recorded as such on a Fund’s Statement of Operations, except for certain dividends from foreign securities, which are recorded as soon as the Trust is informed on or after the ex-dividend date. Income from non-cash dividends, if any, is recorded at the fair value of the securities and is recorded as such on a Fund’s
Statement of Operations.
Foreign income and capital gains may be subject to foreign withholding taxes, a portion of which may be reclaimable, and capital gains taxes at various rates. Under applicable foreign law, a withholding tax may be imposed on interest and dividends paid by a foreign security and capital gains from the sale of a foreign security. Foreign income or capital gains subject to foreign withholding taxes are recorded net of the applicable withholding tax.
For certain securities, including a real estate investment trust (“REIT”), a Fund records distributions received in excess of earnings and profits of such security as a reduction of cost of investments and/or realized gain (referred to as a return of capital). Additionally, a REIT may characterize distributions it pays as long-term capital gains. Such distributions are based on estimates if actual amounts are not available. Actual distributions of income, long-term capital gain and return of capital may differ from the estimated amounts. A Fund will recharacterize the estimated amounts of the components of distributions as necessary, once the issuers provide information about the actual composition of the distributions. Any portion of a distribution deemed a return of capital is generally not taxable to a Fund.
A Fund records as dividend income the amount characterized as ordinary income and records as realized gain the amount characterized by a REIT as long-term capital gain in the Statements of Operations. The amount characterized as return of capital is a reduction to the cost of investments in the Statements of Assets and Liabilities if the security is still held; otherwise it is recorded as an adjustment to realized gains (losses) from transactions in investment securities in the Statements of Operations. These characterizations are reflected in the accompanying financial statements.
(l) Distributions to Shareholders
Distributions from net investment income, if any, are declared and paid monthly for Strategic Income, and are declared and paid quarterly for International Equities, Global Sustainable Equity, and International Small Cap. Distributions from net realized capital gains, if any, are declared and distributed at least annually. All distributions are recorded on the ex-dividend date.
Strategic Income
Gross Amounts
not Offset in the
Statements of
Assets and
Liabilities
Counterparty
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statements of
Assets and
Liabilities
Net Amounts
of Assets Presented
in the Statements of
Assets and
Liabilities
Collateral
Received
*
Net
Amounts
of Assets
CF Secured, LLC $ 9,597,395 $ – $ 9,597,395 $ (9,597,395) $ –
Nomura Securities
International, Inc. 1,000,000 – 1,000,000 (1,000,000) –
Santander US Capital
Markets 20,000,000 – 20,000,000 (20,000,000) –
Santander US Capital
Markets 30,000,000 – 30,000,000 (30,000,000) –
Total $ 60,597,395 $ – $ 60,597,395 $ (60,597,395) $ –
* As of April 30, 2026, the value of the collateral received exceeded the market value of the Fund’s proportionate holding in the joint repos. Please refer to the Statement of Investments for the Fund’s undivided interest in each joint repo and related collateral.

International Funds - April 30, 2026 (Unaudited) - Notes to Financial Statements - 75
Each Fund may use earnings and profits distributed to shareholders on the redemption of shares as part of the dividends paid deduction.
Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are considered either permanent or temporary. Permanent differences are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. These reclassifications have no effect upon the NAV of a Fund. Any distribution in excess of current and accumulated earnings and profits for federal income tax purposes is reported as a return of capital distribution.
(m) Federal Income Taxes
Each Fund elected to be treated as, and intends to qualify each year as, a “regulated investment company” ("RIC") by complying with the requirements of Subchapter M of the U.S. Internal Revenue Code of 1986 (the "Code"), as amended, and to make distributions of net investment income and net realized capital gains sufficient to relieve the Fund from all, or substantially all, federal income taxes. Therefore, no federal income tax provision is required.
A Fund recognizes a tax benefit from an uncertain position only if it is more likely than not that the position is sustainable, based solely on its technical merits and consideration of the relevant taxing authorities’ widely understood administrative practices and precedents. Each year, a Fund undertakes an affirmative evaluation of tax positions taken or expected to be taken in the course of preparing tax returns to determine whether it is more likely than not (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority.
The Funds file U.S. federal income tax returns and, if applicable, returns in various foreign jurisdictions in which they invest.
Generally, a Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
(n) Allocation of Expenses, Income and Gains and Losses
Expenses directly attributable to a Fund are charged to that Fund. Expenses not directly attributable to a Fund are allocated proportionally among various or all series of the Trust. Certain non asset-based expenses are estimated and accrued daily.
Expense estimate true-ups are recorded routinely and could result in negative expenses on the Statements of Operations, as applicable. Income, fund level expenses, and realized and unrealized gains or losses are allocated to each class of shares of a
Fund based on the value of the outstanding shares of that class relative to the total value of the outstanding shares of that Fund.
Expenses specific to a class (such as Rule 12b-1 and administrative services fees) are charged to that specific class.
(o) European Union (“EU”) Reclaims
As a result of several court cases, certain Funds filed additional tax reclaims for previously withheld taxes on dividends earned in certain countries across the European Union ("EU reclaims"). Since uncertainty exists as to the ultimate resolution of these proceedings, the likelihood of receipt of these EU reclaims, and the potential timing of payment, EU reclaim amounts are generally not reflected in the financial statements until payments are received by the Fund or NFA believes it is more likely than not that amounts for a certain country will be received. For U.S. income tax purposes, when EU reclaims are received by the Fund and the
Fund previously passed foreign tax credit on to its shareholders, the Fund may enter into a closing agreement with the Internal
Revenue Service ("IRS") in order to pay the associated tax liability on behalf of the Fund’s shareholders. Income recognized for
EU reclaims is reflected as European Union tax reclaims in the Statements of Operations. Any fees associated with these filings are reflected as European Union tax reclaim fees in the Statements of Operations.
(p) Reportable Segment Disclosure
The Principal Executive Officer acts as the Funds’ Chief Operating Decision Maker (“CODM’) and is responsible for assessing performance and allocating resources with respect to the Funds. The CODM has concluded that each Fund operates as a single operating segment since the Funds each have a single investment strategy as disclosed in its prospectus, against which the
CODM assesses performance. The financial information provided to and reviewed by the CODM is presented within the Funds’
financial statements.
3. Transactions with Affiliates
Under the terms of the Trust’s Investment Advisory Agreement, NFA manages the investments of the assets and supervises the daily business affairs of the Funds in accordance with policies and procedures established by the Board of Trustees. NFA has selected the subadviser for each Fund as noted below, and provides investment management evaluation services in monitoring, on an ongoing basis, the performance of the subadvisers.

76 - Notes to Financial Statements - April 30, 2026 (Unaudited) - International Funds
As of April 30, 2026, the subadviser for each Fund is as follows:
Under the terms of the Investment Advisory Agreement, each Fund pays NFA an investment advisory fee based on that Fund’s average daily net assets. Investment advisory fee and other related party transaction fees are paid monthly. During the six months ended April 30, 2026, the Funds paid investment advisory fees to NFA according to the following schedule.
Prior to January 1, 2026, under the terms of the Investment Advisory Agreement, certain Funds paid NFA an investment advisory fee based on the Funds' average daily net assets according to the following schedule.
For the six months ended April 30, 2026, the effective advisory fee rates before and after expense reimbursements, due to the expense limitation agreement described below, were as follows:
From these fees, pursuant to the subadvisory agreement, NFA pays fees to the unaffiliated subadvisers.
Fund Subadviser
International Equities Bailard, Inc.
International Small Cap Wellington Management Compnay LLP
Global Equity Schroder Investment Management North America Inc. (a)
Strategic Income Pioneer Investments
(a) Effective November 17, 2025, Schroder Investment Management North America Inc, was appointed as the subadviser to the Fund.
Effective end of business on November 11, 2025, UBS Asset Management (Americans) Inc, was terminated and ceased serving as subadviser to the Fund.
Fund Fee Schedule
Advisory Fee
(annual rate)
International Equities Up to $1 billion 0.60%
$1 billion and more 0.55%
International Small Cap Up to $500 million 0.95%
$500 million up to $1 billion 0.925%
$1 billion and more 0.90%
Global Equity Up to $250 million 0.65%
$250 million up to $500 million 0.60%
$500 million up to $1 billion 0.58%
$1 billion and more 0.55%
Strategic Income Up to $500 million 0.55%
$500 million and more 0.50%
Fund Fee Schedule
Advisory Fee
(annual rate)
International Equities up to $1 billion 0.75%
$1 billion and more 0.70%
Fund
Effective Advisory Fee
Rate Before Expense
Reimbursements
Effective Advisory Fee
Rate After Expense
Reimbursements
International Equities 0.65% 0.63%
International Small Cap 0.95 0.76
Global Equity 0.65 0.65
Strategic Income 0.51 0.44

International Funds - April 30, 2026 (Unaudited) - Notes to Financial Statements - 77
The Trust and NFA have entered into a written Expense Limitation Agreement that limits certain Funds' operating expenses
(excluding any taxes, interest, compensation payable to parties not affiliated with the Adviser for the recovery of tax reclaims, brokerage commissions, Rule 12b-1 fees, acquired fund fees and expenses, short-sale dividend expenses, administrative services fees, other expenses which are capitalized in accordance with generally accepted accounting principles and expenses incurred by a Fund in connection with any merger or reorganization, and may exclude other nonroutine expenses not incurred in the ordinary course of a Fund’s business) from exceeding the amounts listed in the following table until at least March 2, 2027.
NFA may request and receive reimbursement from a Fund for advisory fees waived or other expenses reimbursed by NFA pursuant to the Expense Limitation Agreement at a date not to exceed three years from the date on which the corresponding waiver or reimbursement to the Fund was made. However, no reimbursement may be made unless: (i) the Fund’s assets exceed $100 million and (ii) the total annual expense ratio of the class making such reimbursement is no higher than the amount of the expense limitation that was in place at the time NFA waived the fees or reimbursed the expenses and does not cause the expense ratio to exceed the current expense limitation. Reimbursement by a Fund of amounts previously waived or reimbursed by NFA is not permitted except as provided for in the Expense Limitation Agreement. The Expense Limitation Agreement may be changed or eliminated only with the consent of the Board of Trustees.
As of April 30, 2026, the cumulative potential reimbursements for certain Funds, listed by the period or year in which NFA waived fees or reimbursed expenses to certain Funds are:
Pursuant to the Expense Limitation Agreement, during the six months ended April 30, 2026, certain Funds reimbursed NFA in the following amounts:
NFM, a wholly owned subsidiary of NFS Distributors, Inc. (“NFSDI”) (a wholly owned subsidiary of NFS), provides various administrative and accounting services for the Funds and serves as Transfer and Dividend Disbursing Agent for the Funds. NFM
has entered into agreements with third-party service providers to provide certain sub-administration and sub-transfer agency services to the Funds. NFM pays the service providers a fee for these services.
Under the terms of a Joint Fund Administration and Transfer Agency Agreement, the fees for such services are based on the sum of the following: (i) the amount payable by NFM to its sub-administrator and sub-transfer agent; and (ii) a percentage of the combined average daily net assets of the Trust and Nationwide Variable Insurance Trust (“NVIT”), a Delaware statutory trust and registered investment company that is affiliated with the Trust, according to the following fee schedule.
For the six months ended April 30, 2026, NFM earned an aggregate of $424,326 in fees from the Funds under the Joint Fund
Administration and Transfer Agency Agreement.
Fund Classes
Amount
(annual rate)
International Equities All Classes 0.68% (a)
International Small Cap All Classes 0.89
Global Equity All Classes 0.79 (b)
Strategic Income All Classes 0.49
(a) Effective January 1, 2026, prior to this the expense limitation rate was 1.10%.
(b) Effective November 1, 2025, prior to this the expense limitation rate was 0.80%.
Fund
Fiscal Year 2023
Amount
Fiscal Year 2024
Amount
Fiscal Year 2025
Amount
Six Months Ended
April 30, 2026
Amount Total
International Equities $ — $ — $ — $ 20,706 $ 20,706
Global Equity — — — — —
International Small Cap 375,857 761,946 538,844 248,524 1,925,171
Strategic Income 166,647 628,843 1,103,634 694,677 2,593,801
Fund Amount
Global Equity
$ 9,593
Combined Fee Schedule
Up to $25 billion 0.025%
$25 billion and more 0.020

78 - Notes to Financial Statements - April 30, 2026 (Unaudited) - International Funds
Under the terms of the Joint Fund Administration and Transfer Agency Agreement and a letter agreement between NFM and the
Trust, the Trust has agreed to reimburse NFM for certain costs related to each Fund’s portion of ongoing administration, monitoring and annual (compliance audit) testing of the Trust’s Rule 38a-1 Compliance Program subject to the pre-approval of the Trust’s
Audit Committee. These costs are allocated among the series of the Trust based upon their relative net assets. For the six months ended April 30, 2026, the Funds’ aggregate portion of such costs amounted to $5,131.
In addition, the Trust pays out-of-pocket expenses reasonably incurred by NFM in providing services to the Funds and the Trust, including, but not limited to, the cost of pricing services that NFM utilizes and networking fees paid to broker-dealers that provide sub-accounting and sub-transfer agency services to their customers who are Fund shareholders. Such services, which are not otherwise provided by NFM, generally include individual account maintenance and recordkeeping, dividend disbursement, responding to shareholder calls and inquiries, providing statements and transaction confirmations, tax reporting, and other shareholder services. Depending on the nature and quality of the services provided, fees for these services may range from $4 to
$20 per customer per year.
Under the terms of a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act, Nationwide Fund Distributors LLC (“NFD”),
the Funds’ principal underwriter, is compensated by the Funds for expenses associated with the distribution of certain classes of shares of the Funds. NFD is a wholly owned subsidiary of NFSDI. These fees are based on average daily net assets of the respective class of the Funds at an annual rate as follows:
0.25% of the average daily net assets of Class A shares of each Fund (distribution or service fee)
Pursuant to an Underwriting Agreement, NFD serves as principal underwriter of the Funds in the continuous distribution of its shares and receives commissions in the form of a front-end sales charge on Class A shares. These fees are deducted from, and are not included in, proceeds from sales of Class A shares of the Funds. From these fees, NFD pays sales commissions, salaries and other expenses in connection with generating new sales of Class A shares of the Funds. The Funds' Class A sales charges range from 0.00% to 5.75% based on the amount purchased. During the six months ended April 30, 2026, the Funds imposed aggregate front-end sales charges of $126,393. From these fees, NFD retained a portion amounting to $12,114.
NFD also receives fees in the form of contingent deferred sales charges (“CDSCs”) on Class A shares. Any CDSC is based on the original purchase price or the current market value of the shares being redeemed, whichever is less. A CDSC is imposed on
Class A shares for certain redemptions made within 18 months of purchase. Applicable Class A CDSCs are 1.00% for International
Equities, Global Sustainable Equity, and International Small Cap. Applicable Class A CDSCs are 0.75% for Strategic Income.
During the six months ended April 30, 2026, the Funds did not impose CDSCs.
Under the terms of an Administrative Services Plan, the Funds pay fees to servicing organizations, such as broker-dealers, including NFS, and financial institutions, that agree to provide administrative support services to the shareholders of certain classes. These services may include, but are not limited to, the following: (i) establishing and maintaining shareholder accounts;
(ii) processing purchase and redemption transactions; (iii) arranging bank wires; (iv) performing shareholder sub-accounting; (v)
answering inquiries regarding the Funds; and (vi) other such services. These fees are calculated at an annual rate of up to 0.25%
of the average daily net assets of Class A and Institutional Service Class shares of each Fund.
For the six months ended April 30, 2026, the effective rates for administrative services fees were as follows:
For the six months ended April 30, 2026, each Fund’s total administrative services fees were as follows:
Fund Class A
Institutional
Service Class
International Equities 0.05% 0.12%
International Small Cap 0.09 0.12
Global Equity 0.08 0.25
Strategic Income 0.16 0.12
Fund Amount
International Equities $ 6,794
International Small Cap 63,708
Global Equity 245,001
Strategic Income 974,678

International Funds - April 30, 2026 (Unaudited) - Notes to Financial Statements - 79
As of April 30, 2026, NFA or its affiliates directly held the percentage of the shares outstanding of the applicable Fund as indicated
in the following table.
4. Line of Credit and Interfund Lending
The Trust and NVIT (together, the “Trusts”) renewed the credit agreement with JPMorgan, The Bank of New York Mellon, and Wells
Fargo Bank National Association (the “Lenders”), permitting the Trusts, in aggregate, to borrow up to $100,000,000. Advances taken by a Fund under this arrangement would be primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. The line of credit requires a commitment fee of 0.15% per year on $100,000,000. Such commitment fee shall be payable quarterly in arrears on the last business day of each March, June, September and December and on the termination date.
Borrowings under this arrangement accrued interest at the Federal Funds Rate plus the applicable margin. Interest costs, if any, would be shown on the Statement of Operations. No compensating balances are required under the terms of the line of credit. In addition, a Fund may not draw any portion of the line of credit that is provided by a bank that is an affiliate of the Fund’s subadviser, if applicable. In addition to any rights and remedies of the Lenders provided by law, each Lender has the right, upon any amount becoming due and payable by the Fund, to set-off as appropriate and apply all deposits and credits held by or owing to such
Lender against such amount, subject to the terms of the credit agreement. The line of credit is renewed annually, and next expires on July 1, 2026. During the six months ended April 30, 2026, the Funds had no borrowings under the line of credit.
Pursuant to an exemptive order issued by the SEC (the “Order”), the Funds may participate in an interfund lending program among
Funds managed by NFA. The program allows the participating Funds to borrow money from and loan money to each other for temporary purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending Funds as compared to rates available through short-term bank loans or investments in overnight repurchase agreements and money market funds, respectively, as detailed in the Order. Further, a Fund may participate in the program only if and to the extent that such participation is consistent with its investment objectives and limitations. Interfund loans have a maximum duration of seven days and may be called on one business day's notice. During the six months ended April 30, 2026, none of the Funds engaged in interfund lending.
5. Investment Transactions
For the six months ended April 30, 2026, purchases and sales of securities (excluding short-term securities) were as follows:
6. Portfolio Investment Risks
(a) Risks Associated with Country or sector
If the Fund emphasizes one or more countries or economic sectors, it will be more susceptible to the financial, market or economic events affecting the particular issuers in which it invests than funds that do not emphasize particular countries or sectors.
(b) Risks Associated with Credit and Emerging Markets
Investments in emerging market instruments are subject to certain additional credit and market risks. The yields of emerging market debt obligations reflect, among other things, perceived credit risk. The Fund’s investment in securities rated below investment grade typically involves risks not associated with higher-rated securities including, among others, greater risk of not receiving timely and/or ultimate payment of interest and principal, greater market price volatility, and less-liquid secondary market trading. The consequences of political, social, economic, or diplomatic changes may have disruptive effects on the market prices of emerging market investments.
Fund
% of Shares
Outstanding
Owned
International Equities 0.63%
International Small Cap 0.53
Global Equity 73.80
Strategic Income 10.33
Fund Purchases Sales
International Equities $ 39,945,471 $ 43,240,369
International Small Cap 203,153,538 208,781,419
Global Equity 219,852,350 229,754,482
Strategic Income 1,772,964,508 991,857,678

80 - Notes to Financial Statements - April 30, 2026 (Unaudited) - International Funds
(c) Risks Associated with Foreign Securities and Currencies
Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of U.S.
issuers. These risks include foreign currency fluctuations, future disruptive political and economic developments and the possible imposition of exchange controls or other unfavorable foreign government laws and restrictions. In addition, investments in certain countries may carry risks of expropriation of assets, confiscatory taxation, political or social instability, or diplomatic developments that adversely affect investments in those countries.
Certain countries also may impose substantial restrictions on investments in their capital markets by foreign entities, including restrictions on investments in issuers in industries deemed sensitive to relevant national interests. These factors may limit the investment opportunities available and result in a lack of liquidity and high price volatility with respect to securities of issuers from developing countries.
(d) Risks Associated with Variable Rate Securities
Mortgage-Backed Securities — Mortgage-backed securities are fixed-income securities that give the holder the right to receive a portion of principal and/or interest payments made on a pool of residential or commercial mortgage loans. Such securities may be issued or guaranteed by U.S. government agencies or instrumentalities or may be issued by private issuers, generally originators in mortgage loans, including savings and loan associations, mortgage bankers, commercial banks, investment bankers, and special purpose entities. Adjustable rate mortgage-backed securities are collateralized by or represent interests in mortgage loans with variable rates of interest. These variable rates of interest reset periodically to align themselves with market rates. The Fund will not benefit from increases in interest rates to the extent that interest rates rise to the point where they cause the current coupon of the underlying adjustable rate mortgages to exceed any maximum allowable annual or lifetime reset limits (or “cap rates”) for a particular mortgage. During periods of declining interest rates, income to the Fund derived from adjustable rate mortgage-backed securities which remain in a mortgage pool will decrease in contrast to the income on fixed rate mortgage-backed securities, which will remain constant. Adjustable rate mortgages also have less potential for appreciation in value as interest rates decline than do fixed rate investments.
Asset-Backed Securities — Asset-backed securities are fixed-income securities issued by a trust or other legal entity established for the purpose of issuing securities and holding certain assets, such as credit card receivables or auto leases, which pay down over time and generate sufficient cash to pay holders of the securities. Almost any type of fixed-income assets may be used to create an asset-backed security, including other fixed-income securities or derivative instruments such as swaps. Payments or distributions of principal and interest on asset-backed securities may be supported by nongovernmental credit enhancements similar to those utilized in connection with mortgage-backed securities. The credit quality of most asset-backed securities depends primarily on the credit quality of the assets underlying such securities, how well the entity issuing the security is insulated from the credit risk of the originator or any other affiliated entities, and the amount and quality of any credit enhancement of the securities.
To the extent a security interest exists, it may be more difficult for the issuer to enforce the security interest as compared to mortgage-backed securities.
Collateralized Mortgage Obligations (“CMOs”) and Multiclass Pass-Through Securities — CMOs are multi-class debt obligations which are collateralized by mortgage loans or pass-through certificates. Multiclass pass-through securities are interests in a trust composed of whole loans or private pass-throughs (referred to as “Mortgage Assets”). Often, CMOs are collateralized by
Government National Mortgage Association Pass-Through Certificates (“Ginnie Maes”), Federal National Mortgage Association
Pass-Through Certificates (“Fannie Maes”), or Federal Home Loan Mortgage Corporation Pass-Through Certificates (“Freddie
Macs”), but also may be collateralized by Mortgage Assets. Payments of principal and interest on the Mortgage Assets, and any reinvestment income thereon, provide the funds to pay debt service on the CMOs or make scheduled distributions on the multiclass pass-through securities. CMOs may be issued by agencies or instrumentalities of the U.S. government, or by private originators of, or investors in, mortgage loans, including savings and loan associations, mortgage banks, commercial banks, investment banks and special purpose subsidiaries of the foregoing. In order to form a CMO, the issuer assembles a package of traditional mortgage-backed pass-through securities, or actual mortgage loans, and uses them as collateral for a multi-class security. Each class of CMOs, often referred to as a “tranche,” is issued at a specified fixed or floating coupon rate and has a stated
maturity or final distribution date. Principal prepayments on the Mortgage Assets may cause the CMOs to be retired substantially earlier than their stated maturities or final distribution dates. Interest is paid or accrues on all classes of the CMOs on a monthly, quarterly or semi-annual basis. As market conditions change, and particularly during periods of rapid or unanticipated changes in market interest rates, the attractiveness of the CMO classes and the ability of the structure to provide the anticipated investment characteristics may be reduced significantly. Such changes can result in volatility in the market value, and in some instances reduced liquidity, of the CMO class.
Stripped Mortgage Securities — Stripped mortgage securities are derivative multiclass mortgage securities. Stripped mortgage securities are structured with two or more classes of securities that receive different proportions of the interest and principal

International Funds - April 30, 2026 (Unaudited) - Notes to Financial Statements - 81
distributions on a pool of mortgage assets. A common type of stripped mortgage security will have at least one class receiving only a small portion of the interest and a larger portion of the principal from the mortgage assets, while the other class will receive primarily interest and only a small portion of the principal. In the most extreme case, one class will receive all of the interest (“IO” or interest-only), while the other class will receive the entire principal (“PO” or principal-only class). The yield to maturity on IOs, POs and other mortgage-backed securities that are purchased at a substantial premium or discount generally are extremely sensitive not only to changes in prevailing interest rates but also to the rate of principal payments (including prepayments) on the related underlying mortgage assets, and a rapid rate of principal payments may have a material adverse effect on such securities’ yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Fund may fail to fully recoup its initial investment in these securities even if the securities have received the highest rating by a nationally recognized statistical rating organization.
Collateralized Debt Obligations (“CDOs”) — CDOs are a type of asset-backed security and include, among other things, collateralized bond obligations (“CBOs”), collateralized loan obligations (“CLOs”) and other similarly structured securities. A CBO is a trust which is backed by a diversified pool of high risk, below investment grade fixed-income securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans.
Normally, CBOs, CLOs and other CDOs are privately offered and sold, and thus are not registered under the securities laws. As a result, investments in CDOs may be characterized by the Fund as illiquid securities. In addition to the risks associated with debt instruments (e.g., interest rate risk and credit risk), CDOs carry additional risks including, but not limited to: (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments; (ii) the quality of the collateral may decline in value or default; (iii) the possibility that the Fund may invest in CDOs that are subordinate to other classes; and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.
(e) Risks Associated with Bank Loans
The bank loans in which the Funds invest are subject to the risks that generally apply to fixed-income securities, such as interest rate risk, credit risk, liquidity risk, as well as, where applicable, foreign securities risk, emerging markets risk, and lower quality or high-yield risk. Although borrowers frequently provide collateral to secure repayment of these obligations, they do not always do so. If they do provide collateral, the value of the collateral may not completely cover the borrower’s obligations at the time of a default. Collateral may include security interests in receivables, goods, commodities, or real property. For trade finance loan transactions, the collateral itself may be the source of proceeds to repay the loan (i.e., the borrower’s ability to repay the loan will be dependent on the borrower’s ability to sell, and the purchaser’s ability to buy, the goods or commodities that are collateral for the loan). Interests in loan instruments may be tranched or tiered with respect to collateral rights. If a borrower files for protection from its creditors under the U.S. bankruptcy laws, these laws may limit a Fund’s rights to its collateral. In addition, the value of collateral may erode during a bankruptcy case. In the event of a bankruptcy, the holder of a bank loan may not recover its principal, may experience a long delay in recovering its investment and may not receive interest during the delay. Unsecured loans expose the lenders, and thus the Funds, to increased credit risk.
(f) Risks Associated with Interest Rates
Prices of fixed-income securities generally increase when interest rates decline and decrease when interest rates increase. Prices of longer-term securities generally change more in response to interest rate changes than prices of shorter-term securities. To the extent a Fund invests a substantial portion of its assets in fixed-income securities with longer-term maturities, rising interest rates are more likely to cause the value of the Fund’s investments to decline significantly.
(g) Risks Associated with Low Quality/High Yield Securities
Lower quality securities, while generally offering higher yields than investment grade securities with similar maturities, involve greater risks, including the possibility of default or bankruptcy. There is more risk associated with these investments because of reduced creditworthiness and increased risk of default. Lower-quality securities are considered to have extremely poor prospects of ever attaining any real investment standing, to have a current identifiable vulnerability to default or to be in default, to be unlikely to have the capacity to make required interest payments and repay principal when due in the event of adverse business, financial or economic conditions, or to be in default or not current in the payment of interest or principal. They are regarded as predominantly speculative with respect to the issuer’s capacity to pay interest and repay principal.
7. Indemnifications
Under the Trust’s organizational documents, the Trust’s Officers and Trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into indemnification agreements with its
Trustees and certain of its Officers. Trust Officers receive no compensation from the Trust for serving as its Officers. In addition, in

82 - Notes to Financial Statements - April 30, 2026 (Unaudited) - International Funds
the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications.
The Trust’s maximum liability under these arrangements is unknown, as this would involve future claims made against the Trust.
Based on experience, however, the Trust expects the risk of loss to be remote.
8. New Accounting Pronouncements
On September 20, 2023, the SEC adopted amendments to the current rule regarding registered fund names, as well as certain forms and disclosure requirements. The amendments are intended to modernize and enhance the investor protections provided by Rule 35d-1 under the 1940 Act given the important information that fund names can convey to investors. Management is currently evaluating the implications of the new rule and the impact on the Funds’ financial statement disclosures and reporting requirements.
9. Other
As of April 30, 2026, the Funds had individual shareholder accounts and/or omnibus shareholder accounts (comprising a group of individual shareholders), which held more than 10% of the total shares outstanding of the Funds as detailed in the following table.
10. Recaptured Brokerage Commissions
The Funds have entered into agreements with brokers whereby the brokers will return a portion of the Funds’ brokerage commissions on behalf of certain Funds. Such amounts, under such agreements, are included in net realized gains (losses) from transactions in investment securities presented in the Funds’ Statements of Operations.
During the six months ended April 30, 2026, the Funds recaptured the following amounts of brokerage commissions:
11. Federal Tax Information
As of April 30, 2026, the tax cost of investments (including derivative contracts) and the breakdown of unrealized appreciation/
(depreciation) for each Fund was as follows:
12. Subsequent Events
Management has evaluated the impact of subsequent events on the Funds and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.
Fund % of Shares
Number of
Accounts
International Equities 86.99% 1
International Small Cap 64.72 3
Global Equity 74.20 3(a)
Strategic Income 65.33 4
(a) All or a portion of the accounts are the accounts of affiliated funds.
Fund Amount
International Small Cap $ 671
Fund
Tax Cost of
Investments
Unrealized
Appreciation
Unrealized
Depreciation
Net Unrealized
Appreciation/
(Depreciation)
International Equities $ 195,937,797 $ 102,716,258 $ (3,793,043) $ 98,923,215
International Small Cap 249,579,601 60,967,958 (9,994,277) 50,973,681
Global Equity 195,825,320 55,558,705 (5,609,471) 49,949,234
Strategic Income 2,268,482,184 37,754,029 (27,930,066) 9,823,963

P.O. Box 701
Milwaukee, WI 53201-0701
nationwide.com/mutualfunds
SAR-INT (6-26)
You may request, free of charge, a paper or electronic copy of the Fund's summary prospectus, statutory prospectus, Statement of Additional Information (SAI), shareholder report at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/
index.html , and financial statements and other information filed with the Securities and Exchange Commission on Form N-CSR by calling 1-800-848-0920 or by contacting your financial intermediary.
These documents outline investment objectives, risks, fees, charges and expenses, and other information that you should read and consider carefully before investing.
Distributor
Nationwide Funds are distributed by Nationwide Fund Distributors LLC (NFD), Member FINRA, Columbus, Ohio. Nationwide Life
Insurance Company, Nationwide Life and Annuity Company, Nationwide Investment Services Corporation, and Nationwide Fund
Distributors are separate but affiliated companies. Except for Nationwide Asset Management, LLC, NFD is not affiliated with any subadviser retained by Nationwide Fund Advisors.
Nationwide, the Nationwide N and Eagle, and Nationwide is on your side are service marks of Nationwide Mutual Insurance
Company .
© 202 6 Nationwide Mutual Insurance Company and affiliated companies.

Semi-Annual Financial Statements
April 30, 2026 (Unaudited)
Nationwide Mutual Funds
Index Funds
Nationwide Bond Index Fund
Nationwide International Index Fund
Nationwide Mid Cap Market Index Fund
Nationwide NYSE Arca Tech 100 Index Fund
Nationwide S&P 500 Index Fund
Nationwide Small Cap Index Fund
IMPORTANT INFORMATION
If you wish to receive shareholder reports and other Fund documents electronically, you may elect e-Delivery by:
- Call 1-800-848-0920
- Logging in to your account at https://www.nationwide.com/personal/investing/mutual-funds/
and selecting Log in
- Contacting your financial intermediary (such as a broker-dealer or bank).
You can access the Fund’s most recent shareholder report and other Fund documents online at
https://www.nationwide.com/personal/investing/mutual-funds/prospectuses-fund-documents/

Nationwide Funds
®
Important Disclosure Information
Third-party information has been obtained from sources that Nationwide Fund Advisors (NFA), the Funds' investment adviser, believes to be reliable. Portfolio composition is as of the date of this report and is subject to change at any time without notice.
NFA, its affiliated advisers, and their employees may hold positions in the securities discussed in this report.
This material is not a recommendation to buy, sell, hold, or roll over any asset, adopt any investment strategy, retain any investment manager, or use any particular account type. Investors should discuss their specific circumstances with their financial professional.
Statement Regarding Availability of Quarterly Portfolio Holdings
The Trust files complete schedules of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-PORT. In addition, the Nationwide Government Money Market Fund files a complete schedule of portfolio holdings each month on Form N-MFP. These filings are available on the Securities and Exchange Commission's website at http://www.sec.gov/ .
Copies of the Funds' first- and third-quarter portfolio holdings and other Fund documents are also available free of charge at:
https://www.nationwide.com/personal/investing/mutual-funds/prospectuses-fund-documents/
You may also request this information free of charge by calling 1-800-848-0920.
Statement Regarding Availability of Proxy Voting Record
Federal law requires the Trust and each of its investment advisers and subadvisers to adopt proxy voting policies and procedures and to provide a summary of those policies and procedures.
Information about the Funds' proxy voting policies and procedures, as well as how the Funds voted for proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available free of charge:
- By calling 1-800-848-0920
- At https://www.nationwide.com/personal/investing/mutual-funds/proxy-voting/
- On the Securities and Exchange Commission's website at http://www.sec.gov/

Statements of Investments 2
Statements of Assets and Liabilities 96
Statements of Operations 100
Statements of Changes in Net Assets 102
Financial Highlights 110
Notes to Financial Statements 116

2 - Statement of Investments - April 30, 2026 (Unaudited) - Nationwide Bond Index Fund
Asset-Backed Securities 0 .3%
Principal
Amount ($) Value ($)
Airlines 0 .0%
†
United Airlines Pass-Through
Trust, Series 2023-1, Class
A, 5.80%, 1/15/2036 18,213 18,877
Automobiles 0 .1%
World Omni Auto Receivables
Trust, Series 2024-A, Class
B, 5.09%, 12/17/2029 200,000 202,011
Credit Card 0 .2%
American Express Credit
Account Master Trust,
Series 2023-4, Class A,
5.15%, 9/16/2030 500,000 511,147
Total Asset-Backed Securities
(cost $727,558)
732,035
Commercial Mortgage-Backed Securities 1 .4%
BANK5, Series 2023-
5YR4, Class A3, 6.50%,
12/15/2056 216,403 224,305
BBCMS Mortgage Trust,
Series 2025-C39, Class A5,
5.30%, 12/15/2058 500,000 508,732
FHLMC Multifamily Structured
Pass-Through Certificates
REMICS
Series K739, Class A2,
1.34%, 9/25/2027 604,730 586,152
Series K-152, Class A2,
3.78%, 11/25/2032(a) 500,000 481,145
Series K-1510, Class A3,
3.79%, 1/25/2034 200,000 189,196
FNMA ACES REMICS, Series
2020-M5, Class A2, 2.21%,
1/25/2030 1,009,756 943,735
Morgan Stanley Capital I
Trust, Series 2020-L4,
Class A2, 2.45%, 2/15/2053 490,052 454,571
Total Commercial Mortgage-Backed
Securities
(cost $3,529,168) 3,387,836
Corporate Bonds 23 .8%
Aerospace & Defense 0 .6%
Boeing Co. (The) ,
5.04%, 5/1/2027(b) 25,000 25,138
3.20%, 3/1/2029 100,000 96,520
5.15%, 5/1/2030 50,000 50,809
6.13%, 2/15/2033 25,000 26,695
3.60%, 5/1/2034(b) 15,000 13,482
6.53%, 5/1/2034 20,000 21,872
5.71%, 5/1/2040 140,000 141,356
5.81%, 5/1/2050 25,000 24,361
6.86%, 5/1/2054 40,000 44,434
General Dynamics Corp. ,
4.25%, 4/1/2040 50,000 44,881
Corporate Bonds
Principal
Amount ($) Value ($)
Aerospace & Defense
General Electric Co. ,
Series A, 6.75%, 3/15/2032 100,000 111,096
Honeywell Aerospace, Inc. ,
4.95%, 3/16/2036(c) 25,000 24,716
5.73%, 3/16/2056(c) 25,000 24,588
5.85%, 3/16/2066(c) 25,000 24,608
L3Harris Technologies, Inc. ,
5.40%, 7/31/2033 30,000 30,785
4.85%, 4/27/2035 55,000 53,962
Leidos, Inc. ,
2.30%, 2/15/2031 50,000 44,506
Lockheed Martin Corp. ,
4.50%, 2/15/2029 30,000 30,180
3.60%, 3/1/2035 25,000 22,814
4.09%, 9/15/2052 70,000 54,517
4.15%, 6/15/2053 10,000 7,828
5.70%, 11/15/2054 25,000 24,786
4.30%, 6/15/2062 10,000 7,740
Northrop Grumman Corp. ,
3.25%, 1/15/2028 40,000 39,319
4.75%, 6/1/2043 70,000 63,220
RTX Corp. ,
4.13%, 11/16/2028 100,000 99,607
6.10%, 3/15/2034 50,000 53,824
4.50%, 6/1/2042 50,000 44,315
3.75%, 11/1/2046 50,000 37,905
3.03%, 3/15/2052 50,000 31,774
1,321,638
Air Freight & Logistics 0 .1%
FedEx Corp. ,
4.25%, 5/15/2030 20,000 19,793
United Parcel Service, Inc. ,
4.45%, 4/1/2030(b) 25,000 25,146
5.25%, 5/14/2035(b) 25,000 25,607
6.20%, 1/15/2038(b) 40,000 43,455
5.30%, 4/1/2050(b) 50,000 47,054
161,055
Automobile Components 0 .1%
BorgWarner, Inc. ,
2.65%, 7/1/2027 25,000 24,504
Lear Corp. ,
3.80%, 9/15/2027 123,000 121,923
146,427
Automobiles 0 .2%
Ford Motor Co. ,
7.45%, 7/16/2031 30,000 32,635
3.25%, 2/12/2032 50,000 43,874
4.75%, 1/15/2043 65,000 50,203
5.29%, 12/8/2046 10,000 8,043
General Motors Co. ,
4.20%, 10/1/2027 40,000 39,823
6.60%, 4/1/2036 25,000 26,760
6.25%, 10/2/2043 70,000 69,413
5.20%, 4/1/2045 30,000 26,257
Honda Motor Co. Ltd. ,
2.97%, 3/10/2032 20,000 17,960
5.34%, 7/8/2035(b) 15,000 15,007

Nationwide Bond Index Fund - April 30, 2026 (Unaudited) - Statement of Investments - 3
Corporate Bonds
Principal
Amount ($) Value ($)
Automobiles
Mercedes-Benz Finance North
America LLC ,
8.50%, 1/18/2031 50,000 57,953
387,928
Banks 4 .3%
Banco Santander SA ,
6.61%, 11/7/2028 200,000 210,080
Bank of America Corp. ,
(CME Term SOFR 3
Month + 1.30%), 3.42%,
12/20/2028(b)(d) 191,000 187,845
Series FIX, (SOFR
+ 0.83%), 4.98%,
1/24/2029(d) 25,000 25,201
(CME Term SOFR 3
Month + 1.33%), 3.97%,
3/5/2029(d) 50,000 49,555
(SOFR + 1.11%), 4.62%,
5/9/2029(d) 25,000 25,062
(CME Term SOFR 3
Month + 1.47%), 3.97%,
2/7/2030(d) 100,000 98,529
(SOFR + 0.87%), 4.48%,
4/23/2030(d) 25,000 24,926
Series FIX, (SOFR
+ 1.00%), 5.16%,
1/24/2031(d) 50,000 50,930
(SOFR + 2.15%), 2.59%,
4/29/2031(d) 100,000 92,494
(SOFR + 0.87%), 4.46%,
2/6/2032(d) 25,000 24,653
(SOFR + 1.32%), 2.69%,
4/22/2032(d) 50,000 45,370
(SOFR + 1.04%), 4.70%,
4/23/2032(d) 25,000 24,898
(SOFR + 1.33%), 2.97%,
2/4/2033(d) 95,000 86,077
(SOFR + 1.83%), 4.57%,
4/27/2033(d) 40,000 39,364
(SOFR + 2.16%), 5.02%,
7/22/2033(d) 45,000 45,290
(SOFR + 1.91%), 5.29%,
4/25/2034(d) 50,000 50,774
(SOFR + 1.84%), 5.87%,
9/15/2034(d) 40,000 41,952
(SOFR + 1.65%), 5.47%,
1/23/2035(d) 50,000 51,083
(SOFR + 1.91%), 5.43%,
8/15/2035(d) 25,000 25,085
(SOFR + 1.74%), 5.52%,
10/25/2035(d) 25,000 25,186
(SOFR + 1.31%), 5.51%,
1/24/2036(d) 40,000 40,912
(SOFR + 1.70%), 5.74%,
2/12/2036(d) 25,000 25,483
(SOFR + 1.64%), 5.46%,
5/9/2036(d) 25,000 25,521
(SOFR + 1.13%), 5.05%,
2/6/2037(d) 25,000 24,613
Corporate Bonds
Principal
Amount ($) Value ($)
Banks
Bank of America Corp.,
(CME Term SOFR 3
Month + 2.08%), 4.24%,
4/24/2038(d) 95,000 86,481
(SOFR + 1.93%), 2.68%,
6/19/2041(d) 100,000 71,851
5.88%, 2/7/2042(b) 25,000 25,772
(CME Term SOFR 3
Month + 2.25%), 4.44%,
1/20/2048(d) 25,000 20,903
(CME Term SOFR 3
Month + 3.41%), 4.08%,
3/20/2051(d) 30,000 23,395
Series N, (SOFR + 1.65%),
3.48%, 3/13/2052(d) 25,000 17,465
(SOFR + 1.56%), 2.97%,
7/21/2052(d) 10,000 6,355
Bank of Montreal ,
5.20%, 2/1/2028 50,000 50,731
Series J, (SOFR + 0.97%),
4.44%, 1/14/2032(d) 25,000 24,658
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 1.40%),
3.09%, 1/10/2037(d) 25,000 22,387
Bank of Nova Scotia (The) ,
4.85%, 2/1/2030 60,000 60,693
(SOFR + 1.07%), 5.13%,
2/14/2031(d) 25,000 25,436
(SOFR + 1.09%), 4.34%,
9/15/2031(d) 25,000 24,662
5.65%, 2/1/2034 10,000 10,437
Barclays plc ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 3.30%),
7.39%, 11/2/2028(d) 200,000 207,927
+ 1.90%), 4.97%,
5/16/2029(d) 250,000 251,554
(SOFR + 2.22%), 6.49%,
9/13/2029(b)(d) 200,000 208,186
Canadian Imperial Bank of
Commerce ,
5.26%, 4/8/2029 20,000 20,457
(SOFR + 1.34%), 4.63%,
9/11/2030(b)(d) 25,000 25,029
3.60%, 4/7/2032 30,000 28,238
Citigroup, Inc. ,
(SOFR + 1.14%), 4.64%,
5/7/2028(d) 25,000 25,043
(CME Term SOFR 3
Month + 1.41%), 3.52%,
10/27/2028(d) 100,000 98,629
(SOFR + 0.87%), 4.79%,
3/4/2029(d) 25,000 25,118
(CME Term SOFR 3
Month + 1.60%), 3.98%,
3/20/2030(d) 100,000 98,312
(SOFR + 1.34%), 4.54%,
9/19/2030(b)(d) 25,000 24,906

4 - Statement of Investments - April 30, 2026 (Unaudited) - Nationwide Bond Index Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Banks
Citigroup, Inc.,
(SOFR + 1.42%), 2.98%,
11/5/2030(d) 50,000 47,310
(SOFR + 1.46%), 4.95%,
5/7/2031(d) 25,000 25,173
(SOFR + 1.17%), 2.56%,
5/1/2032(b)(d) 80,000 71,885
6.63%, 6/15/2032 17,000 18,494
(SOFR + 2.66%), 6.17%,
5/25/2034(d) 35,000 36,462
(SOFR + 2.06%), 5.83%,
2/13/2035(d) 20,000 20,373
(SOFR + 1.45%), 5.45%,
6/11/2035(b)(d) 25,000 25,434
(SOFR + 1.83%), 6.02%,
1/24/2036(d) 45,000 46,198
(SOFR + 1.47%), 5.33%,
3/27/2036(d) 25,000 25,094
8.13%, 7/15/2039 40,000 50,058
(SOFR + 1.38%), 2.90%,
11/3/2042(d) 60,000 43,273
(CME Term SOFR 3
Month + 2.10%), 4.28%,
4/24/2048(d) 65,000 52,939
4.65%, 7/23/2048 30,000 25,982
(SOFR + 1.75%), 5.61%,
3/4/2056(d) 25,000 24,152
Citizens Financial Group, Inc. ,
(SOFR + 1.26%), 5.25%,
3/5/2031(d) 25,000 25,314
(SOFR + 1.91%), 5.72%,
7/23/2032(d) 25,000 25,758
(SOFR + 2.33%), 6.65%,
4/25/2035(d) 10,000 10,755
Fifth Third Bancorp ,
2.55%, 5/5/2027 30,000 29,499
3.95%, 3/14/2028 70,000 69,472
(SOFR + 2.34%), 6.34%,
7/27/2029(d) 25,000 25,888
(SOFR + 1.49%), 4.90%,
9/6/2030(d) 25,000 25,093
(SOFR + 1.84%), 5.63%,
1/29/2032(d) 25,000 25,810
(SOFR + 1.66%), 4.34%,
4/25/2033(b)(d) 20,000 19,308
Fifth Third Financial Corp. ,
4.00%, 2/1/2029 15,000 14,790
HSBC Holdings plc ,
(SOFR + 2.11%), 4.76%,
6/9/2028(d) 200,000 200,459
(SOFR + 3.35%), 7.39%,
11/3/2028(d) 200,000 208,105
(SOFR + 1.97%), 6.16%,
3/9/2029(b)(d) 200,000 205,599
(CME Term SOFR 3
Month + 1.80%), 4.58%,
6/19/2029(d) 200,000 199,956
4.95%, 3/31/2030 200,000 202,595
6.50%, 9/15/2037(b) 100,000 106,055
Corporate Bonds
Principal
Amount ($) Value ($)
Banks
Huntington Bancshares, Inc. ,
(SOFR + 2.02%), 6.21%,
8/21/2029(d) 25,000 25,870
(SOFR + 0.99%), 4.62%,
1/28/2032(d) 25,000 24,713
(United States SOFR
Compounded Index +
1.87%), 5.71%, 2/2/2035(d) 15,000 15,349
JPMorgan Chase & Co. ,
4.25%, 10/1/2027 70,000 70,031
(SOFR + 1.99%), 4.85%,
7/25/2028(d) 150,000 150,818
(SOFR + 0.80%), 4.92%,
1/24/2029(d) 25,000 25,201
(SOFR + 1.57%), 6.09%,
10/23/2029(d) 50,000 51,840
(CME Term SOFR 3
Month + 1.59%), 4.45%,
12/5/2029(d) 25,000 24,950
(SOFR + 0.82%), 4.41%,
4/23/2030(d) 25,000 24,900
(CME Term SOFR 3
Month + 1.42%), 3.70%,
5/6/2030(d) 80,000 78,114
(SOFR + 1.13%), 5.00%,
7/22/2030(d) 25,000 25,308
(CME Term SOFR 3
Month + 1.51%), 2.74%,
10/15/2030(d) 20,000 18,837
(SOFR + 1.04%), 4.60%,
10/22/2030(d) 25,000 25,058
(SOFR + 2.04%), 2.52%,
4/22/2031(d) 125,000 115,575
(CME Term SOFR 3
Month + 1.25%), 2.58%,
4/22/2032(d) 100,000 90,480
(SOFR + 0.99%), 4.62%,
4/23/2032(d) 25,000 24,880
(SOFR + 1.26%), 2.96%,
1/25/2033(d) 35,000 31,771
(SOFR + 2.08%), 4.91%,
7/25/2033(b)(d) 50,000 50,146
(SOFR + 2.58%), 5.72%,
9/14/2033(d) 50,000 51,882
(SOFR + 1.85%), 5.35%,
6/1/2034(d) 100,000 102,071
(SOFR + 1.49%), 5.77%,
4/22/2035(d) 50,000 52,122
(SOFR + 1.46%), 5.29%,
7/22/2035(d) 70,000 70,775
(SOFR + 1.32%), 5.50%,
1/24/2036(d) 25,000 25,601
(SOFR + 1.68%), 5.57%,
4/22/2036(d) 25,000 25,718
(SOFR + 1.19%), 4.81%,
10/22/2036(d) 25,000 24,285
6.40%, 5/15/2038 120,000 132,440
5.60%, 7/15/2041 40,000 40,643
(CME Term SOFR 3
Month + 1.46%), 3.16%,
4/22/2042(b)(d) 50,000 37,770

Nationwide Bond Index Fund - April 30, 2026 (Unaudited) - Statement of Investments - 5
Corporate Bonds
Principal
Amount ($) Value ($)
Banks
JPMorgan Chase & Co.,
(SOFR + 1.55%), 5.53%,
11/29/2045(b)(d) 25,000 24,633
(CME Term SOFR 3
Month + 1.64%), 3.96%,
11/15/2048(d) 55,000 42,964
(SOFR + 2.44%), 3.11%,
4/22/2051(d) 30,000 19,715
KeyCorp ,
4.10%, 4/30/2028 30,000 29,807
2.55%, 10/1/2029(b) 50,000 46,841
(United States SOFR
Compounded Index +
1.23%), 5.12%, 4/4/2031(d) 25,000 25,256
(United States SOFR
Compounded Index +
2.42%), 6.40%, 3/6/2035(d) 15,000 15,947
Korea Development Bank
(The) ,
4.38%, 2/15/2028 200,000 200,874
Kreditanstalt fuer
Wiederaufbau ,
3.75%, 2/15/2028 50,000 49,914
2.88%, 4/3/2028 80,000 78,529
1.75%, 9/14/2029 100,000 93,179
Landwirtschaftliche
Rentenbank ,
5.00%, 10/24/2033(b) 110,000 114,984
Lloyds Banking Group plc ,
+ 1.21%), 3.57%,
11/7/2028(d) 200,000 197,495
M&T Bank Corp. ,
(SOFR + 1.61%), 5.39%,
1/16/2036(b)(d) 40,000 39,856
Mitsubishi UFJ Financial
Group, Inc. ,
3.75%, 7/18/2039 200,000 168,854
Mizuho Financial Group, Inc. ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 1.65%),
5.78%, 7/6/2029(d) 200,000 205,376
NatWest Group plc ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 1.22%),
4.96%, 8/15/2030(b)(d) 200,000 201,897
PNC Financial Services
Group, Inc. (The) ,
(SOFR + 1.84%), 5.58%,
6/12/2029(d) 70,000 71,689
2.55%, 1/22/2030 20,000 18,664
(SOFR + 1.20%), 5.49%,
5/14/2030(d) 25,000 25,697
(SOFR + 1.93%), 5.07%,
1/24/2034(d) 40,000 40,128
(SOFR + 2.28%), 6.88%,
10/20/2034(b)(d) 35,000 38,710
(SOFR + 1.90%), 5.68%,
1/22/2035(d) 50,000 51,538
Corporate Bonds
Principal
Amount ($) Value ($)
Banks
PNC Financial Services
Group, Inc. (The),
(SOFR + 1.60%), 5.40%,
7/23/2035(d) 25,000 25,369
(SOFR + 1.39%), 5.58%,
1/29/2036(b)(d) 25,000 25,573
Royal Bank of Canada ,
(SOFR + 0.83%), 4.97%,
1/24/2029(b)(d) 25,000 25,215
(SOFR + 1.10%), 4.97%,
8/2/2030(d) 50,000 50,616
(SOFR + 1.03%), 5.15%,
2/4/2031(d) 25,000 25,409
5.00%, 2/1/2033 70,000 70,784
5.15%, 2/1/2034 15,000 15,362
Santander Holdings USA, Inc. ,
4.40%, 7/13/2027 100,000 99,922
(SOFR + 2.14%), 6.34%,
5/31/2035(b)(d) 25,000 26,341
Sumitomo Mitsui Financial
Group, Inc. ,
3.35%, 10/18/2027 80,000 78,940
4.31%, 10/16/2028 75,000 74,850
2.14%, 9/23/2030(b) 75,000 67,176
2.93%, 9/17/2041 70,000 50,214
Toronto-Dominion Bank (The) ,
4.11%, 6/8/2027 150,000 149,723
4.81%, 6/3/2030 25,000 25,209
4.46%, 6/8/2032(b) 60,000 59,052
4.93%, 10/15/2035 25,000 24,482
Truist Financial Corp. ,
(SOFR + 1.44%), 4.87%,
1/26/2029(d) 25,000 25,179
1.95%, 6/5/2030(b) 50,000 45,261
(SOFR + 2.24%), 4.92%,
7/28/2033(d) 10,000 9,807
(SOFR + 2.30%), 6.12%,
10/28/2033(d) 40,000 42,363
(SOFR + 1.85%), 5.12%,
1/26/2034(d) 40,000 39,979
(SOFR + 1.92%), 5.71%,
1/24/2035(d) 40,000 41,164
US Bancorp ,
(SOFR + 2.11%), 4.97%,
7/22/2033(b)(d) 25,000 24,871
(SOFR + 2.26%), 5.84%,
6/12/2034(d) 60,000 62,665
(SOFR + 1.86%), 5.68%,
1/23/2035(d) 25,000 25,836
(SOFR + 1.41%), 5.42%,
2/12/2036(b)(d) 25,000 25,475
Wachovia Corp. ,
5.50%, 8/1/2035 25,000 25,270
Wells Fargo & Co. ,
(SOFR + 2.10%), 2.39%,
6/2/2028(d) 100,000 97,854
(SOFR + 1.37%), 4.97%,
4/23/2029(d) 25,000 25,227
(SOFR + 0.88%), 4.08%,
9/15/2029(d) 25,000 24,747

6 - Statement of Investments - April 30, 2026 (Unaudited) - Nationwide Bond Index Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Banks
Wells Fargo & Co.,
(CME Term SOFR 3
Month + 1.43%), 2.88%,
10/30/2030(d) 100,000 94,401
(SOFR + 1.50%), 5.15%,
4/23/2031(b)(d) 25,000 25,430
(SOFR + 1.50%), 3.35%,
3/2/2033(d) 50,000 46,032
(SOFR + 2.10%), 4.90%,
7/25/2033(d) 90,000 89,818
(SOFR + 1.99%), 5.56%,
7/25/2034(b)(d) 130,000 133,563
(SOFR + 2.06%), 6.49%,
10/23/2034(d) 60,000 65,020
(SOFR + 1.38%), 5.21%,
12/3/2035(d) 25,000 24,962
(SOFR + 1.34%), 4.89%,
9/15/2036(d) 25,000 24,354
5.61%, 1/15/2044(b) 150,000 143,655
(CME Term SOFR 3
Month + 4.50%), 5.01%,
4/4/2051(d) 10,000 8,855
(SOFR + 2.13%), 4.61%,
4/25/2053(d) 25,000 20,714
Westpac Banking Corp. ,
5.46%, 11/18/2027(b) 55,000 56,085
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 1.75%),
2.67%, 11/15/2035(d) 30,000 27,041
3.13%, 11/18/2041 65,000 47,897
10,190,248
Beverages 0 .4%
Anheuser-Busch Cos. LLC ,
4.90%, 2/1/2046(b) 90,000 81,414
Anheuser-Busch InBev
Worldwide, Inc. ,
4.75%, 1/23/2029 75,000 75,752
5.45%, 1/23/2039 80,000 81,405
5.55%, 1/23/2049 70,000 68,327
5.80%, 1/23/2059(b) 20,000 20,141
Brown-Forman Corp. ,
4.75%, 4/15/2033 20,000 19,695
Coca-Cola Co. (The) ,
2.90%, 5/25/2027 25,000 24,727
1.65%, 6/1/2030 40,000 36,176
2.60%, 6/1/2050 25,000 15,207
5.40%, 5/13/2064 50,000 47,596
Constellation Brands, Inc. ,
5.25%, 11/15/2048(b) 25,000 22,657
Diageo Capital plc ,
2.38%, 10/24/2029 200,000 186,733
Keurig Dr Pepper, Inc. ,
4.42%, 12/15/2046 20,000 15,733
4.50%, 4/15/2052(b) 30,000 23,534
Molson Coors Beverage Co. ,
4.20%, 7/15/2046(b) 25,000 19,622
PepsiCo, Inc. ,
4.45%, 5/15/2028 25,000 25,192
5.00%, 2/7/2035(b) 25,000 25,248
3.45%, 10/6/2046 50,000 37,020
Corporate Bonds
Principal
Amount ($) Value ($)
Beverages
PepsiCo, Inc.,
2.75%, 10/21/2051 25,000 15,343
841,522
Biotechnology 0 .4%
AbbVie, Inc. ,
4.25%, 11/14/2028 50,000 50,095
3.20%, 11/21/2029 60,000 57,737
4.88%, 3/15/2030 25,000 25,440
5.05%, 3/15/2034 40,000 40,553
4.50%, 5/14/2035(b) 25,000 24,159
4.30%, 5/14/2036 50,000 47,289
4.70%, 5/14/2045 50,000 44,242
4.25%, 11/21/2049 50,000 40,353
5.40%, 3/15/2054 50,000 47,452
5.55%, 3/15/2056 25,000 24,216
5.50%, 3/15/2064 20,000 18,965
Amgen, Inc. ,
5.15%, 3/2/2028(b) 70,000 70,968
5.25%, 3/2/2033 80,000 81,867
5.60%, 3/2/2043 60,000 59,175
4.66%, 6/15/2051 120,000 100,480
5.65%, 2/19/2056 25,000 24,002
5.75%, 3/2/2063 35,000 33,452
Biogen, Inc. ,
3.15%, 5/1/2050 30,000 19,107
Gilead Sciences, Inc. ,
5.10%, 6/15/2035 25,000 25,215
4.75%, 3/1/2046 25,000 22,128
5.60%, 11/15/2064(b) 50,000 48,117
905,012
Broadline Retail 0 .4%
Alibaba Group Holding Ltd. ,
2.13%, 2/9/2031(b) 200,000 181,741
Amazon.com, Inc. ,
1.20%, 6/3/2027 20,000 19,407
3.85%, 3/13/2028 25,000 24,887
1.65%, 5/12/2028 50,000 47,642
3.90%, 11/20/2028(b) 25,000 24,837
4.00%, 3/13/2029 25,000 24,823
1.50%, 6/3/2030 25,000 22,344
4.10%, 11/20/2030(b) 25,000 24,656
4.25%, 3/13/2031 25,000 24,755
3.60%, 4/13/2032(b) 25,000 23,810
4.70%, 12/1/2032(b) 25,000 25,241
4.35%, 3/20/2033(b) 25,000 24,463
4.80%, 12/5/2034(b) 25,000 25,188
4.65%, 11/20/2035 50,000 48,680
4.88%, 3/13/2036 50,000 49,267
5.65%, 3/13/2046 25,000 24,655
2.50%, 6/3/2050 50,000 29,003
3.95%, 4/13/2052 25,000 18,970
5.45%, 11/20/2055 25,000 23,610
5.80%, 3/13/2056 50,000 49,212
4.25%, 8/22/2057 50,000 38,978
5.55%, 11/20/2065 25,000 23,326
6.05%, 3/13/2076 25,000 24,625
eBay, Inc. ,
4.00%, 7/15/2042 50,000 40,209
864,329

Nationwide Bond Index Fund - April 30, 2026 (Unaudited) - Statement of Investments - 7
Corporate Bonds
Principal
Amount ($) Value ($)
Building Products 0 .2%
Carrier Global Corp. ,
2.72%, 2/15/2030 100,000 93,577
5.90%, 3/15/2034 48,000 50,601
CRH America Finance, Inc. ,
5.00%, 2/9/2036 25,000 24,605
Fortune Brands Innovations,
Inc. ,
3.25%, 9/15/2029 50,000 47,742
Johnson Controls International
plc ,
4.90%, 12/1/2032 100,000 100,410
Masco Corp. ,
3.13%, 2/15/2051 15,000 9,541
Owens Corning ,
4.30%, 7/15/2047 10,000 8,005
Trane Technologies Holdco,
Inc. ,
5.75%, 6/15/2043 20,000 20,462
354,943
Capital Markets 1 .8%
Ameriprise Financial, Inc. ,
5.20%, 4/15/2035 25,000 25,096
Apollo Debt Solutions BDC ,
Series WI*, 6.70%,
7/29/2031 15,000 15,322
Ares Capital Corp. ,
2.88%, 6/15/2028 30,000 28,634
5.88%, 3/1/2029 20,000 20,191
5.50%, 9/1/2030 25,000 24,668
3.20%, 11/15/2031(b) 20,000 17,527
Ares Strategic Income Fund ,
5.70%, 3/15/2028 25,000 25,018
5.60%, 2/15/2030 25,000 24,541
Bank of New York Mellon
Corp. (The) ,
Series J, 1.90%, 1/25/2029 25,000 23,494
(United States SOFR
Compounded Index
+ 2.07%), 5.83%,
10/25/2033(b)(d) 20,000 21,169
(SOFR + 1.85%), 6.47%,
10/25/2034(d) 40,000 43,691
(SOFR + 1.42%), 5.19%,
3/14/2035(d) 15,000 15,206
(SOFR + 1.35%), 5.32%,
6/6/2036(d) 25,000 25,342
Blackstone Private Credit
Fund ,
4.00%, 1/15/2029 50,000 47,595
5.60%, 11/22/2029 25,000 24,691
6.00%, 11/22/2034 20,000 18,989
Blackstone Reg Finance Co.
LLC ,
5.00%, 12/6/2034 15,000 14,833
Blackstone Secured Lending
Fund ,
2.85%, 9/30/2028 20,000 18,757
5.30%, 6/30/2030(b) 25,000 24,354
Blue Owl Capital Corp. ,
2.88%, 6/11/2028 20,000 18,761
Corporate Bonds
Principal
Amount ($) Value ($)
Capital Markets
Blue Owl Credit Income Corp. ,
7.75%, 1/15/2029 45,000 46,373
6.65%, 3/15/2031(b) 10,000 9,958
Brookfield Asset Management
Ltd. ,
5.80%, 4/24/2035 25,000 25,496
5.30%, 1/15/2036 25,000 24,392
Brookfield Finance I UK plc ,
2.34%, 1/30/2032 100,000 86,451
Brookfield Finance, Inc. ,
4.85%, 3/29/2029 60,000 60,212
3.50%, 3/30/2051 20,000 13,421
Charles Schwab Corp. (The) ,
(SOFR + 2.21%), 5.64%,
5/19/2029(d) 50,000 51,298
1.65%, 3/11/2031 30,000 26,256
1.95%, 12/1/2031 50,000 43,673
(SOFR + 2.01%), 6.14%,
8/24/2034(d) 35,000 37,359
CME Group, Inc. ,
5.30%, 9/15/2043 50,000 49,374
Deutsche Bank AG ,
(SOFR + 2.51%), 6.82%,
11/20/2029(d) 150,000 157,418
Goldman Sachs Group, Inc.
(The) ,
(SOFR + 0.71%), 4.15%,
1/21/2029(d) 75,000 74,436
(SOFR + 0.90%), 4.15%,
10/21/2029(d) 25,000 24,739
(SOFR + 1.77%), 6.48%,
10/24/2029(d) 25,000 26,100
(SOFR + 0.99%), 4.59%,
4/20/2030(d) 25,000 24,945
(SOFR + 1.21%), 5.05%,
7/23/2030(d) 25,000 25,287
(SOFR + 1.08%), 5.21%,
1/28/2031(d) 25,000 25,401
(SOFR + 1.58%), 5.22%,
4/23/2031(d) 25,000 25,407
(SOFR + 1.06%), 4.37%,
10/21/2031(d) 25,000 24,525
(SOFR + 0.96%), 4.52%,
1/21/2032(d) 50,000 49,271
(SOFR + 1.34%), 5.09%,
4/20/2034(d) 25,000 24,941
(SOFR + 1.95%), 6.56%,
10/24/2034(d) 30,000 32,595
(SOFR + 1.55%), 5.85%,
4/25/2035(d) 30,000 31,162
(SOFR + 1.55%), 5.33%,
7/23/2035(d) 25,000 25,094
(SOFR + 1.42%), 5.02%,
10/23/2035(d) 25,000 24,597
(SOFR + 1.38%), 5.54%,
1/28/2036(d) 50,000 50,818
(SOFR + 1.33%), 4.94%,
10/21/2036(d) 25,000 24,251
(CME Term SOFR 3
Month + 1.69%), 4.41%,
4/23/2039(d) 250,000 225,059

8 - Statement of Investments - April 30, 2026 (Unaudited) - Nationwide Bond Index Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Capital Markets
Goldman Sachs Group, Inc.
(The),
6.25%, 2/1/2041(b) 80,000 84,615
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 1.18%),
5.39%, 2/2/2041(d) 25,000 24,334
(SOFR + 1.32%), 5.54%,
1/21/2047(d) 50,000 47,812
(SOFR + 1.70%), 5.73%,
1/28/2056(d) 35,000 34,137
Golub Capital BDC, Inc. ,
6.00%, 7/15/2029(b) 25,000 25,069
Intercontinental Exchange,
Inc. ,
4.35%, 6/15/2029(b) 20,000 19,961
4.60%, 3/15/2033(b) 20,000 19,758
2.65%, 9/15/2040 20,000 14,541
4.95%, 6/15/2052(b) 20,000 17,937
3.00%, 9/15/2060 25,000 14,553
5.20%, 6/15/2062 20,000 17,909
Jefferies Financial Group, Inc. ,
4.15%, 1/23/2030(b) 50,000 48,540
6.20%, 4/14/2034 15,000 15,352
Moody's Corp. ,
3.75%, 2/25/2052 40,000 29,155
Morgan Stanley ,
(SOFR + 2.24%), 6.30%,
10/18/2028(d) 80,000 82,025
(SOFR + 1.59%), 5.16%,
4/20/2029(d) 110,000 111,251
(CME Term SOFR 3
Month + 1.89%), 4.43%,
1/23/2030(b)(d) 50,000 49,757
(United States SOFR
Compounded Index
+ 0.96%), 4.56%,
4/10/2030(d) 25,000 24,921
(SOFR + 1.26%), 5.66%,
4/18/2030(d) 80,000 82,178
(SOFR + 1.10%), 4.65%,
10/18/2030(d) 25,000 24,958
(SOFR + 1.14%), 2.70%,
1/22/2031(d) 40,000 37,212
(SOFR + 1.51%), 5.19%,
4/17/2031(d) 25,000 25,392
Series I, (SOFR + 1.07%),
4.36%, 10/22/2031(d) 25,000 24,554
(SOFR + 0.95%), 4.49%,
1/16/2032(d) 25,000 24,599
(SOFR + 1.20%), 4.71%,
3/12/2032(d) 25,000 24,807
7.25%, 4/1/2032(b) 100,000 113,416
(SOFR + 1.18%), 2.24%,
7/21/2032(d) 85,000 74,787
(SOFR + 1.29%), 2.94%,
1/21/2033(d) 50,000 45,106
(SOFR + 2.56%), 6.34%,
10/18/2033(d) 80,000 85,741
(SOFR + 1.87%), 5.25%,
4/21/2034(d) 20,000 20,200
Corporate Bonds
Principal
Amount ($) Value ($)
Capital Markets
Morgan Stanley,
(SOFR + 1.88%), 5.42%,
7/21/2034(d) 100,000 101,917
(SOFR + 1.73%), 5.47%,
1/18/2035(d) 50,000 50,948
(SOFR + 1.58%), 5.83%,
4/19/2035(d) 30,000 31,213
(SOFR + 1.56%), 5.32%,
7/19/2035(d) 45,000 45,359
(SOFR + 1.42%), 5.59%,
1/18/2036(d) 50,000 51,256
(SOFR + 1.18%), 5.07%,
1/30/2037(d) 25,000 24,461
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 1.17%),
5.31%, 1/18/2041(d) 25,000 24,331
4.38%, 1/22/2047 85,000 70,475
(SOFR + 1.78%), 5.90%,
3/13/2047(d) 25,000 25,046
(SOFR + 1.71%), 5.52%,
11/19/2055(d) 25,000 23,789
MSCI, Inc. ,
5.25%, 9/1/2035(b) 25,000 24,605
Nasdaq, Inc. ,
5.55%, 2/15/2034(b) 88,000 90,910
6.10%, 6/28/2063(b) 10,000 10,130
Northern Trust Corp. ,
3.65%, 8/3/2028 50,000 49,493
1.95%, 5/1/2030 50,000 45,611
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 1.05%),
5.12%, 11/19/2040(d) 25,000 24,478
Raymond James Financial,
Inc. ,
5.65%, 9/11/2055 25,000 23,875
S&P Global, Inc. ,
2.95%, 3/1/2029(b)(e) 10,000 9,646
2.90%, 3/1/2032(b) 50,000 45,657
3.90%, 3/1/2062 25,000 17,863
Sixth Street Lending Partners ,
6.13%, 7/15/2030 15,000 15,069
Sixth Street Specialty Lending,
Inc. ,
5.63%, 8/15/2030 25,000 24,823
State Street Corp. ,
(SOFR + 1.02%), 4.53%,
2/20/2029(d) 15,000 15,058
2.20%, 3/3/2031 25,000 22,407
(SOFR + 1.57%), 4.82%,
1/26/2034(d) 40,000 39,821
(SOFR + 1.22%), 5.15%,
2/28/2036(b)(d) 25,000 25,054
UBS AG ,
5.65%, 9/11/2028 200,000 206,139
4,252,199
Chemicals 0 .2%
Air Products and Chemicals,
Inc. ,
2.80%, 5/15/2050 15,000 9,371

Nationwide Bond Index Fund - April 30, 2026 (Unaudited) - Statement of Investments - 9
Corporate Bonds
Principal
Amount ($) Value ($)
Chemicals
Cabot Corp. ,
4.00%, 7/1/2029 30,000 29,454
CF Industries, Inc. ,
5.15%, 3/15/2034 35,000 34,950
Dow Chemical Co. (The) ,
4.25%, 10/1/2034 86,000 78,763
6.90%, 5/15/2053 25,000 25,814
DuPont de Nemours, Inc. ,
5.32%, 11/15/2038 18,000 17,743
5.42%, 11/15/2048(b) 6,000 5,581
Eastman Chemical Co. ,
4.65%, 10/15/2044 25,000 20,967
Ecolab, Inc. ,
2.13%, 2/1/2032 50,000 44,015
International Flavors &
Fragrances, Inc. ,
5.00%, 9/26/2048 20,000 17,347
Lubrizol Corp. (The) ,
6.50%, 10/1/2034 13,000 14,466
LyondellBasell Industries NV ,
4.63%, 2/26/2055 60,000 45,461
Mosaic Co. (The) ,
5.45%, 11/15/2033(b) 50,000 50,633
Nutrien Ltd. ,
5.88%, 12/1/2036 50,000 51,623
5.00%, 4/1/2049 20,000 17,724
PPG Industries, Inc. ,
2.80%, 8/15/2029 50,000 47,211
Sherwin-Williams Co. (The) ,
4.50%, 6/1/2047 25,000 20,787
Westlake Corp. ,
4.38%, 11/15/2047 40,000 30,895
562,805
Commercial Services & Supplies 0 .1%
Republic Services, Inc. ,
1.45%, 2/15/2031 55,000 47,806
3.05%, 3/1/2050 25,000 16,517
Waste Connections, Inc. ,
4.20%, 1/15/2033 60,000 57,878
Waste Management, Inc. ,
4.63%, 2/15/2030 40,000 40,348
4.15%, 7/15/2049 25,000 20,209
5.35%, 10/15/2054(b) 55,000 52,412
235,170
Communications Equipment 0 .1%
Cisco Systems, Inc. ,
5.10%, 2/24/2035 25,000 25,302
5.90%, 2/15/2039 40,000 42,319
5.30%, 2/26/2054(b) 25,000 23,467
5.35%, 2/26/2064 20,000 18,384
Juniper Networks, Inc. ,
3.75%, 8/15/2029 50,000 48,685
Motorola Solutions, Inc. ,
2.30%, 11/15/2030 35,000 31,615
5.55%, 8/15/2035 25,000 25,567
215,339
Construction & Engineering 0 .0%
†
Quanta Services, Inc. ,
2.90%, 10/1/2030 50,000 46,567
Corporate Bonds
Principal
Amount ($) Value ($)
Construction Materials 0 .0%
†
Martin Marietta Materials, Inc. ,
4.25%, 12/15/2047 50,000 40,021
Vulcan Materials Co. ,
5.70%, 12/1/2054 25,000 24,380
64,401
Consumer Finance 0 .7%
AerCap Ireland Capital DAC ,
3.65%, 7/21/2027 150,000 148,401
3.00%, 10/29/2028 200,000 192,716
Ally Financial, Inc. ,
(United States SOFR
Compounded Index
+ 1.73%), 5.54%,
1/17/2031(d) 20,000 20,226
8.00%, 11/1/2031 30,000 33,509
(SOFR + 2.29%), 6.18%,
7/26/2035(d) 25,000 25,365
American Express Co. ,
(SOFR + 1.44%), 5.02%,
4/25/2031(b)(d) 25,000 25,362
(SOFR + 1.84%), 5.04%,
5/1/2034(d) 100,000 100,378
(SOFR + 1.63%), 5.92%,
4/25/2035(d) 15,000 15,594
(SOFR + 1.42%), 5.28%,
7/26/2035(b)(d) 25,000 25,319
(SOFR + 1.79%), 5.67%,
4/25/2036(d) 25,000 25,895
(SOFR + 1.24%), 4.80%,
10/24/2036(b)(d) 25,000 24,217
American Honda Finance
Corp. ,
2.25%, 1/12/2029 50,000 46,983
1.80%, 1/13/2031 20,000 17,438
4.90%, 1/10/2034 30,000 29,375
Capital One Financial Corp. ,
(SOFR + 2.06%), 4.93%,
5/10/2028(b)(d) 45,000 45,197
(SOFR + 2.64%), 6.31%,
6/8/2029(b)(d) 50,000 51,704
(SOFR + 3.07%), 7.62%,
10/30/2031(d) 20,000 22,081
(SOFR + 1.15%), 4.72%,
1/30/2032(d) 25,000 24,703
(SOFR + 2.60%), 5.82%,
2/1/2034(d) 25,000 25,715
(SOFR + 2.86%), 6.38%,
6/8/2034(d) 45,000 47,569
(United States SOFR
Compounded Index
+ 3.37%), 7.96%,
11/2/2034(d) 10,000 11,535
(SOFR + 1.99%), 5.88%,
7/26/2035(d) 20,000 20,533
Caterpillar Financial Services
Corp. ,
5.00%, 5/14/2027 25,000 25,268
Ford Motor Credit Co. LLC ,
7.35%, 11/4/2027 200,000 206,114

10 - Statement of Investments - April 30, 2026 (Unaudited) - Nationwide Bond Index Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Consumer Finance
General Motors Financial Co.,
Inc. ,
4.30%, 4/6/2029 25,000 24,757
5.85%, 4/6/2030(b) 75,000 77,811
5.95%, 4/4/2034(b) 30,000 31,049
5.90%, 1/7/2035 25,000 25,666
Synchrony Financial ,
(SOFR + 1.68%), 5.45%,
3/6/2031(d) 25,000 25,068
2.88%, 10/28/2031 25,000 21,968
Toyota Motor Credit Corp. ,
4.35%, 10/8/2027 40,000 40,136
3.65%, 1/8/2029 40,000 39,398
4.45%, 6/29/2029 50,000 50,178
3.38%, 4/1/2030 25,000 24,041
4.80%, 1/5/2034(b) 40,000 39,950
1,611,219
Consumer Staples Distribution & Retail 0 .2%
Costco Wholesale Corp. ,
1.60%, 4/20/2030 75,000 67,939
Dollar General Corp. ,
4.13%, 4/3/2050 30,000 22,672
Dollar Tree, Inc. ,
2.65%, 12/1/2031(b) 25,000 22,311
3.38%, 12/1/2051 25,000 16,176
Kroger Co. (The) ,
7.50%, 4/1/2031 90,000 101,043
4.65%, 1/15/2048 25,000 20,926
5.65%, 9/15/2064 25,000 23,231
Sysco Corp. ,
6.60%, 4/1/2050 50,000 52,128
Target Corp. ,
2.65%, 9/15/2030 75,000 69,751
3.90%, 11/15/2047 25,000 19,300
4.80%, 1/15/2053 30,000 26,322
Walmart, Inc. ,
1.80%, 9/22/2031 25,000 22,157
4.90%, 4/28/2035 15,000 15,187
2.65%, 9/22/2051 50,000 30,848
4.50%, 9/9/2052 20,000 17,268
527,259
Containers & Packaging 0 .1%
Amcor Flexibles North
America, Inc. ,
5.13%, 3/12/2036(b) 25,000 24,367
International Paper Co. ,
4.40%, 8/15/2047 25,000 19,891
Sonoco Products Co. ,
2.85%, 2/1/2032 50,000 44,977
WRKCo, Inc. ,
4.20%, 6/1/2032 40,000 38,383
127,618
Diversified Consumer Services 0 .1%
California Institute of
Technology ,
3.65%, 9/1/2119 20,000 12,402
Massachusetts Institute of
Technology ,
Series G, 2.29%, 7/1/2051 100,000 55,902
Corporate Bonds
Principal
Amount ($) Value ($)
Diversified Consumer Services
Northwestern University ,
Series 2017, 3.66%,
12/1/2057 12,000 8,524
President and Fellows of
Harvard College ,
3.15%, 7/15/2046 50,000 35,704
University of Notre Dame du
Lac ,
Series 2017, 3.39%,
2/15/2048 30,000 21,781
Yale University ,
Series 2020, 2.40%,
4/15/2050 26,000 15,160
149,473
Diversified REITs 0 .2%
Digital Realty Trust LP ,
4.45%, 7/15/2028 100,000 99,829
GLP Capital LP ,
5.63%, 9/15/2034 25,000 24,878
Simon Property Group LP ,
2.65%, 2/1/2032(b) 100,000 89,435
4.75%, 3/15/2042 60,000 54,148
VICI Properties LP ,
4.75%, 2/15/2028 10,000 10,014
5.13%, 5/15/2032 10,000 9,914
5.63%, 4/1/2035 15,000 15,047
5.63%, 5/15/2052 20,000 18,179
WP Carey, Inc. ,
3.85%, 7/15/2029 50,000 48,872
370,316
Diversified Telecommunication Services 0 .9%
AT&T, Inc. ,
2.30%, 6/1/2027 60,000 58,720
1.65%, 2/1/2028(b) 20,000 19,094
4.30%, 2/15/2030(b) 50,000 49,642
2.75%, 6/1/2031 80,000 73,030
2.25%, 2/1/2032 100,000 87,254
2.55%, 12/1/2033 152,000 128,514
3.50%, 6/1/2041 70,000 54,000
3.65%, 6/1/2051 30,000 20,398
3.50%, 9/15/2053 80,000 51,809
3.55%, 9/15/2055 25,000 16,098
3.65%, 9/15/2059 228,000 145,784
Bell Canada ,
4.30%, 7/29/2049 10,000 7,905
Bell Telephone Co. of Canada
or Bell Canada ,
5.55%, 2/15/2054(b) 25,000 23,401
British Telecommunications
plc ,
9.62%, 12/15/2030(e) 35,000 41,734
Comcast Corp. ,
3.40%, 4/1/2030(b) 20,000 19,200
1.50%, 2/15/2031 100,000 86,735
4.80%, 5/15/2033(b) 60,000 59,606
5.17%, 1/15/2037(b)(c) 30,000 29,245
3.75%, 4/1/2040 90,000 72,927
3.97%, 11/1/2047 71,000 52,105
4.70%, 10/15/2048 45,000 36,766
2.89%, 11/1/2051 25,000 14,357

Nationwide Bond Index Fund - April 30, 2026 (Unaudited) - Statement of Investments - 11
Corporate Bonds
Principal
Amount ($) Value ($)
Diversified Telecommunication Services
Comcast Corp.,
5.35%, 5/15/2053(b) 25,000 21,940
2.94%, 11/1/2056 60,000 33,031
4.95%, 10/15/2058(b) 12,000 9,777
2.99%, 11/1/2063 44,000 23,154
Deutsche Telekom
International Finance BV ,
8.75%, 6/15/2030(e) 50,000 57,304
Orange SA ,
5.50%, 2/6/2044 50,000 48,676
Sprint Capital Corp. ,
6.88%, 11/15/2028 100,000 105,585
Telefonica Emisiones SA ,
7.05%, 6/20/2036 100,000 110,349
Verizon Communications, Inc. ,
4.33%, 9/21/2028 40,000 40,031
1.75%, 1/20/2031 100,000 87,918
2.55%, 3/21/2031 25,000 22,737
4.50%, 8/10/2033(b) 80,000 77,673
4.78%, 2/15/2035 30,000 29,110
5.25%, 4/2/2035 25,000 24,995
5.00%, 1/15/2036 25,000 24,415
3.85%, 11/1/2042 135,000 106,950
5.75%, 11/30/2045 25,000 24,281
2.88%, 11/20/2050 50,000 30,235
2.99%, 10/30/2056 160,000 93,234
2,119,719
Electric Utilities 1 .7%
AEP Transmission Co. LLC ,
3.75%, 12/1/2047 10,000 7,426
Series O, 4.50%, 6/15/2052 50,000 41,156
American Electric Power Co.,
Inc. ,
5.63%, 3/1/2033 40,000 41,372
Appalachian Power Co. ,
Series Y, 4.50%, 3/1/2049 15,000 12,072
Arizona Public Service Co. ,
2.20%, 12/15/2031 100,000 87,331
CenterPoint Energy Houston
Electric LLC ,
Series AQ, 4.95%,
8/15/2035 25,000 24,756
3.95%, 3/1/2048 50,000 38,764
Commonwealth Edison Co. ,
5.30%, 2/1/2053 90,000 83,762
Connecticut Light and Power
Co. (The) ,
5.25%, 1/15/2053 25,000 23,181
Dominion Energy South
Carolina, Inc. ,
Series 2025, 5.30%,
1/15/2035 25,000 25,497
DTE Electric Co. ,
Series A, 3.00%, 3/1/2032 10,000 9,218
3.70%, 3/15/2045 80,000 61,000
Series B, 3.65%, 3/1/2052 10,000 7,198
Duke Energy Corp. ,
5.75%, 9/15/2033 25,000 26,145
5.45%, 6/15/2034(b) 35,000 35,759
3.30%, 6/15/2041 50,000 37,707
4.20%, 6/15/2049 20,000 15,252
Corporate Bonds
Principal
Amount ($) Value ($)
Electric Utilities
Duke Energy Corp.,
5.00%, 8/15/2052 50,000 42,771
5.80%, 6/15/2054 50,000 47,835
Duke Energy Ohio, Inc. ,
3.70%, 6/15/2046 75,000 55,702
Duke Energy Progress LLC ,
5.25%, 3/15/2033 50,000 51,312
5.05%, 3/15/2035 25,000 25,057
Edison International ,
4.80%, 3/15/2031 25,000 24,403
Entergy Arkansas LLC ,
5.30%, 9/15/2033 50,000 51,213
4.20%, 4/1/2049 50,000 39,198
Entergy Louisiana LLC ,
4.00%, 3/15/2033 50,000 47,650
Entergy Mississippi LLC ,
5.80%, 4/15/2055 25,000 24,491
Entergy Texas, Inc. ,
5.00%, 9/15/2052 25,000 21,915
Evergy Metro, Inc. ,
Series 2019, 4.13%,
4/1/2049 50,000 39,609
Eversource Energy ,
5.95%, 7/15/2034(b) 25,000 26,122
3.45%, 1/15/2050 45,000 30,929
Exelon Corp. ,
4.05%, 4/15/2030 75,000 73,471
5.45%, 3/15/2034 20,000 20,494
5.63%, 6/15/2035(b) 100,000 102,576
5.88%, 3/15/2055 25,000 24,293
FirstEnergy Corp. ,
Series B, 2.25%, 9/1/2030 30,000 27,060
Series C, 3.40%, 3/1/2050 15,000 10,018
Florida Power & Light Co. ,
4.70%, 2/15/2036 25,000 24,321
5.25%, 2/1/2041 45,000 44,531
4.13%, 6/1/2048 40,000 31,890
Georgia Power Co. ,
4.65%, 5/16/2028 100,000 100,719
4.95%, 5/17/2033 100,000 100,707
4.30%, 3/15/2042 50,000 43,186
Idaho Power Co. ,
5.80%, 4/1/2054 25,000 24,728
Kentucky Utilities Co. ,
5.13%, 11/1/2040 50,000 48,067
NextEra Energy Capital
Holdings, Inc. ,
4.63%, 7/15/2027(b) 25,000 25,097
2.75%, 11/1/2029 50,000 47,364
2.44%, 1/15/2032 25,000 22,087
5.05%, 2/28/2033(b) 40,000 40,411
5.25%, 3/15/2034(b) 30,000 30,414
5.45%, 3/15/2035(b) 50,000 50,979
5.55%, 3/15/2054(b) 50,000 46,944
Northern States Power Co. ,
5.10%, 5/15/2053 25,000 22,640
NSTAR Electric Co. ,
4.55%, 6/1/2052 25,000 20,823
Ohio Power Co. ,
5.00%, 6/1/2033(b) 100,000 99,826
4.15%, 4/1/2048 25,000 19,320

12 - Statement of Investments - April 30, 2026 (Unaudited) - Nationwide Bond Index Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Electric Utilities
Oklahoma Gas and Electric
Co. ,
5.40%, 1/15/2033 30,000 30,946
Oncor Electric Delivery Co.
LLC ,
4.30%, 5/15/2028 20,000 20,005
5.30%, 6/1/2042 50,000 47,892
4.60%, 6/1/2052 25,000 20,433
Pacific Gas and Electric Co. ,
4.20%, 3/1/2029 40,000 39,463
2.50%, 2/1/2031 250,000 224,890
5.80%, 5/15/2034 20,000 20,511
4.50%, 7/1/2040 50,000 42,999
4.95%, 7/1/2050 50,000 41,527
6.75%, 1/15/2053 20,000 20,883
PacifiCorp ,
5.45%, 2/15/2034 20,000 20,241
6.00%, 1/15/2039 25,000 25,548
5.50%, 5/15/2054 25,000 22,600
5.80%, 1/15/2055 25,000 23,533
PG&E Recovery Funding LLC ,
Series A-2, 5.23%, 6/1/2042 50,000 49,937
Public Service Co. of
Colorado ,
5.15%, 9/15/2035 25,000 24,867
Public Service Co. of
Oklahoma ,
5.20%, 1/15/2035 25,000 24,827
5.45%, 1/15/2036 25,000 25,175
Public Service Electric and
Gas Co. ,
3.95%, 5/1/2042 100,000 82,409
5.45%, 8/1/2053 25,000 23,871
Southern California Edison
Co. ,
5.30%, 3/1/2028 50,000 50,613
5.45%, 3/1/2035 25,000 24,960
Series 08-A, 5.95%,
2/1/2038 30,000 30,448
4.00%, 4/1/2047 25,000 18,457
Series B, 4.88%, 3/1/2049 25,000 20,751
5.88%, 12/1/2053 40,000 37,636
Southern Co. (The) ,
4.85%, 3/15/2035 25,000 24,326
4.40%, 7/1/2046 80,000 65,925
Tampa Electric Co. ,
3.63%, 6/15/2050 40,000 28,670
Union Electric Co. ,
2.63%, 3/15/2051 100,000 58,645
Virginia Electric and Power
Co. ,
Series B, 3.75%, 5/15/2027 25,000 24,905
2.30%, 11/15/2031 50,000 44,427
5.30%, 8/15/2033 100,000 102,377
5.05%, 8/15/2034 25,000 25,039
4.95%, 3/15/2036 25,000 24,372
Series A, 6.00%, 5/15/2037 35,000 36,974
4.45%, 2/15/2044(b) 10,000 8,474
Series C, 4.63%, 5/15/2052 25,000 20,685
5.45%, 4/1/2053 25,000 23,429
5.35%, 1/15/2054 20,000 18,425
Corporate Bonds
Principal
Amount ($) Value ($)
Electric Utilities
Wisconsin Power and Light
Co. ,
3.00%, 7/1/2029 50,000 47,933
Xcel Energy, Inc. ,
6.50%, 7/1/2036 123,000 132,576
3,910,373
Electrical Equipment 0 .1%
Eaton Corp. ,
4.00%, 11/2/2032 50,000 48,492
4.70%, 8/23/2052 25,000 21,873
Emerson Electric Co. ,
2.00%, 12/21/2028 40,000 37,858
GE Vernova, Inc. ,
4.88%, 2/4/2036 25,000 24,729
Regal Rexnord Corp. ,
6.30%, 2/15/2030 50,000 52,320
Rockwell Automation, Inc. ,
2.80%, 8/15/2061 5,000 2,801
188,073
Electronic Equipment, Instruments & Components 0 .1%
Amphenol Corp. ,
2.80%, 2/15/2030(b) 100,000 94,327
4.63%, 2/15/2036 25,000 24,165
CDW LLC ,
3.57%, 12/1/2031 30,000 27,616
Corning, Inc. ,
5.35%, 11/15/2048 40,000 37,452
183,560
Energy Equipment & Services 0 .0%
†
Baker Hughes Holdings LLC ,
4.08%, 12/15/2047(b) 25,000 19,771
Halliburton Co. ,
5.00%, 11/15/2045(b) 60,000 53,831
Helmerich & Payne, Inc. ,
4.85%, 12/1/2029 15,000 14,988
NOV, Inc. ,
3.95%, 12/1/2042 15,000 11,802
100,392
Entertainment 0 .1%
Netflix, Inc. ,
4.88%, 4/15/2028 25,000 25,318
Take-Two Interactive
Software, Inc. ,
4.00%, 4/14/2032 10,000 9,537
TWDC Enterprises 18 Corp. ,
2.95%, 6/15/2027 50,000 49,393
3.00%, 7/30/2046 35,000 23,884
Walt Disney Co. (The) ,
2.00%, 9/1/2029 100,000 93,054
2.65%, 1/13/2031(b) 50,000 46,432
6.40%, 12/15/2035(b) 25,000 27,748
3.50%, 5/13/2040 60,000 49,241
2.75%, 9/1/2049 25,000 15,486
340,093
Financial Services 0 .3%
Apollo Global Management,
Inc. ,
5.80%, 5/21/2054(b) 45,000 42,632

Nationwide Bond Index Fund - April 30, 2026 (Unaudited) - Statement of Investments - 13
Corporate Bonds
Principal
Amount ($) Value ($)
Financial Services
Corebridge Financial, Inc. ,
3.85%, 4/5/2029 50,000 48,945
3.90%, 4/5/2032(b) 25,000 23,503
4.35%, 4/5/2042 20,000 16,662
Equitable Holdings, Inc. ,
5.00%, 4/20/2048 20,000 17,343
Fidelity National Information
Services, Inc. ,
3.10%, 3/1/2041 30,000 21,674
Fiserv, Inc. ,
3.50%, 7/1/2029 50,000 48,072
2.65%, 6/1/2030 80,000 73,189
4.40%, 7/1/2049 25,000 18,943
Global Payments, Inc. ,
4.15%, 8/15/2049 30,000 21,394
Mastercard, Inc. ,
2.95%, 6/1/2029(b) 50,000 48,242
2.00%, 11/18/2031(b) 50,000 44,428
4.55%, 1/15/2035(b) 25,000 24,519
3.95%, 2/26/2048 25,000 19,796
National Rural Utilities
Cooperative Finance Corp. ,
3.40%, 2/7/2028 50,000 49,304
5.80%, 1/15/2033 50,000 52,769
ORIX Corp. ,
5.40%, 2/25/2035 15,000 15,149
PayPal Holdings, Inc. ,
4.40%, 6/1/2032(b) 20,000 19,605
5.25%, 6/1/2062 25,000 21,656
Visa, Inc. ,
2.05%, 4/15/2030 50,000 46,043
4.30%, 12/14/2045 70,000 59,683
Voya Financial, Inc. ,
5.00%, 9/20/2034 15,000 14,714
748,265
Food Products 0 .3%
Archer-Daniels-Midland Co. ,
2.90%, 3/1/2032(b) 25,000 22,814
Campbell's Co. (The) ,
4.15%, 3/15/2028(b) 50,000 49,481
4.75%, 3/23/2035 25,000 23,025
4.80%, 3/15/2048 10,000 7,940
Conagra Brands, Inc. ,
4.85%, 11/1/2028 75,000 75,142
5.40%, 11/1/2048(b) 15,000 12,808
General Mills, Inc. ,
2.88%, 4/15/2030(b) 100,000 93,412
Hershey Co. (The) ,
3.13%, 11/15/2049 25,000 16,710
J M Smucker Co. (The) ,
4.25%, 3/15/2035 40,000 37,142
6.50%, 11/15/2053(b) 25,000 26,210
JBS NV ,
3.00%, 5/15/2032 30,000 26,728
5.75%, 4/1/2033 37,000 38,093
6.75%, 3/15/2034 15,000 16,302
5.50%, 1/15/2036 25,000 24,920
6.50%, 12/1/2052 15,000 15,044
Kraft Heinz Foods Co. ,
4.88%, 10/1/2049 90,000 73,697
Corporate Bonds
Principal
Amount ($) Value ($)
Food Products
Mondelez International, Inc. ,
2.63%, 9/4/2050(b) 25,000 14,793
Pilgrim's Pride Corp. ,
6.25%, 7/1/2033(b) 30,000 31,457
Tyson Foods, Inc. ,
5.10%, 9/28/2048(b) 50,000 45,358
Unilever Capital Corp. ,
5.90%, 11/15/2032(b) 50,000 54,031
705,107
Gas Utilities 0 .1%
Atmos Energy Corp. ,
4.13%, 10/15/2044 50,000 41,513
2.85%, 2/15/2052 20,000 12,281
ONE Gas, Inc. ,
2.00%, 5/15/2030 20,000 18,172
Piedmont Natural Gas Co.,
Inc. ,
3.50%, 6/1/2029 25,000 24,273
3.35%, 6/1/2050 30,000 20,174
Southern California Gas Co. ,
6.35%, 11/15/2052 40,000 42,140
Southwest Gas Corp. ,
3.18%, 8/15/2051 15,000 9,742
Washington Gas Light Co. ,
3.65%, 9/15/2049 10,000 7,127
175,422
Ground Transportation 0 .4%
Burlington Northern Santa Fe
LLC ,
5.05%, 3/1/2041(b) 60,000 58,340
4.90%, 4/1/2044 70,000 64,421
2.88%, 6/15/2052 25,000 15,404
Canadian National Railway
Co. ,
6.90%, 7/15/2028 68,000 71,689
6.20%, 6/1/2036 30,000 32,581
Canadian Pacific Railway Co. ,
2.45%, 12/2/2031(b) 50,000 44,634
3.10%, 12/2/2051 35,000 22,802
4.20%, 11/15/2069 25,000 18,431
6.13%, 9/15/2115 10,000 10,105
CSX Corp. ,
5.50%, 4/15/2041 50,000 50,447
3.95%, 5/1/2050 100,000 76,297
Fedex Freight Holding Co.,
Inc. ,
4.65%, 3/15/2031(c) 25,000 24,649
Norfolk Southern Corp. ,
2.30%, 5/15/2031 100,000 90,000
4.45%, 6/15/2045 50,000 42,469
5.35%, 8/1/2054(b) 30,000 28,036
4.10%, 5/15/2121 30,000 20,374
Uber Technologies, Inc. ,
4.80%, 9/15/2034 30,000 29,400
4.80%, 9/15/2035 25,000 24,349
Union Pacific Corp. ,
3.60%, 9/15/2037 20,000 17,565
3.25%, 2/5/2050(b) 80,000 54,490
3.84%, 3/20/2060 90,000 63,954

14 - Statement of Investments - April 30, 2026 (Unaudited) - Nationwide Bond Index Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Ground Transportation
Union Pacific Corp.,
5.15%, 1/20/2063 25,000 22,349
882,786
Health Care Equipment & Supplies 0 .3%
Abbott Laboratories ,
3.70%, 3/9/2029 25,000 24,658
4.00%, 3/15/2031 25,000 24,534
4.30%, 3/15/2033 25,000 24,421
4.65%, 3/15/2036 25,000 24,278
4.75%, 3/15/2038(b) 25,000 24,150
4.90%, 11/30/2046 45,000 41,018
5.50%, 3/15/2056 25,000 24,171
5.60%, 3/15/2066 25,000 24,077
Baxter International, Inc. ,
2.27%, 12/1/2028(b) 50,000 46,776
5.65%, 12/15/2035(b) 25,000 24,558
Boston Scientific Corp. ,
4.70%, 3/1/2049(b) 34,000 29,781
DH Europe Finance II Sarl ,
2.60%, 11/15/2029 45,000 42,351
GE HealthCare Technologies,
Inc. ,
5.91%, 11/22/2032 100,000 105,518
Koninklijke Philips NV ,
5.00%, 3/15/2042 20,000 18,214
Medtronic, Inc. ,
4.63%, 3/15/2045(b) 50,000 44,461
Solventum Corp. ,
5.60%, 3/23/2034 25,000 25,557
5.90%, 4/30/2054 20,000 19,400
Stryker Corp. ,
5.20%, 2/10/2035 25,000 25,325
2.90%, 6/15/2050 25,000 15,842
609,090
Health Care Providers & Services 1 .0%
Advocate Health & Hospitals
Corp. ,
4.27%, 8/15/2048 21,000 17,096
Aetna, Inc. ,
4.75%, 3/15/2044 15,000 12,674
Ascension Health ,
Series B, 3.11%, 11/15/2039 40,000 31,513
Baylor Scott & White Holdings ,
Series 2021, 2.84%,
11/15/2050 20,000 12,483
Cardinal Health, Inc. ,
4.37%, 6/15/2047 50,000 40,507
Cencora, Inc. ,
4.25%, 3/1/2045 30,000 24,701
Children's Health System of
Texas ,
2.51%, 8/15/2050 10,000 5,833
Cigna Group (The) ,
3.05%, 10/15/2027 30,000 29,463
4.38%, 10/15/2028 50,000 50,004
2.38%, 3/15/2031 25,000 22,555
4.80%, 8/15/2038 50,000 47,012
3.40%, 3/15/2050 95,000 64,611
CommonSpirit Health ,
2.78%, 10/1/2030 62,000 57,231
Corporate Bonds
Principal
Amount ($) Value ($)
Health Care Providers & Services
CommonSpirit Health,
4.19%, 10/1/2049 25,000 19,292
CVS Health Corp. ,
4.30%, 3/25/2028 59,000 58,772
5.40%, 6/1/2029 25,000 25,589
3.75%, 4/1/2030 50,000 48,447
5.55%, 6/1/2031 25,000 25,851
2.13%, 9/15/2031(b) 90,000 78,556
5.70%, 6/1/2034 25,000 25,804
4.78%, 3/25/2038 75,000 69,502
6.00%, 6/1/2044 25,000 24,670
5.05%, 3/25/2048 75,000 64,707
5.88%, 6/1/2053 20,000 19,005
6.05%, 6/1/2054 25,000 24,386
Elevance Health, Inc. ,
4.75%, 2/15/2033 60,000 59,316
5.20%, 2/15/2035 25,000 25,024
4.65%, 8/15/2044 65,000 55,914
5.13%, 2/15/2053 30,000 26,423
5.70%, 2/15/2055 30,000 28,651
HCA, Inc. ,
3.63%, 3/15/2032 100,000 93,348
5.60%, 4/1/2034 25,000 25,626
5.45%, 9/15/2034(b) 25,000 25,306
5.50%, 6/15/2047 20,000 18,353
4.63%, 3/15/2052 70,000 55,676
6.00%, 4/1/2054 20,000 19,284
6.10%, 4/1/2064 25,000 24,185
Humana, Inc. ,
3.95%, 8/15/2049 25,000 17,540
5.75%, 4/15/2054 15,000 13,557
Kaiser Foundation Hospitals ,
4.15%, 5/1/2047 50,000 40,404
Series 2021, 3.00%,
6/1/2051 15,000 9,568
Laboratory Corp. of America
Holdings ,
2.95%, 12/1/2029 50,000 47,492
McKesson Corp. ,
3.95%, 2/16/2028 100,000 99,331
Memorial Sloan-Kettering
Cancer Center ,
Series 2020, 2.96%,
1/1/2050 29,000 18,730
Northwell Healthcare, Inc. ,
4.26%, 11/1/2047 20,000 16,096
NYU Langone Hospitals ,
4.78%, 7/1/2044 30,000 26,828
Piedmont Healthcare, Inc. ,
Series 2032, 2.04%,
1/1/2032 100,000 87,058
Providence St Joseph Health
Obligated Group ,
Series A, 3.93%, 10/1/2048 15,000 11,310
Quest Diagnostics, Inc. ,
4.20%, 6/30/2029 50,000 49,650
Stanford Health Care ,
Series 2018, 3.80%,
11/15/2048 12,000 9,114
Sutter Health ,
Series 2018, 4.09%,
8/15/2048 36,000 28,300

Nationwide Bond Index Fund - April 30, 2026 (Unaudited) - Statement of Investments - 15
Corporate Bonds
Principal
Amount ($) Value ($)
Health Care Providers & Services
UnitedHealth Group, Inc. ,
3.88%, 12/15/2028 100,000 99,028
4.80%, 1/15/2030 25,000 25,311
4.95%, 1/15/2032(b) 25,000 25,330
4.50%, 4/15/2033 75,000 73,540
5.15%, 7/15/2034 25,000 25,298
2.75%, 5/15/2040 60,000 43,994
3.05%, 5/15/2041 50,000 37,353
5.50%, 7/15/2044 25,000 24,258
4.25%, 4/15/2047 60,000 48,349
3.25%, 5/15/2051 25,000 16,550
5.88%, 2/15/2053 20,000 19,827
5.63%, 7/15/2054 25,000 23,932
3.13%, 5/15/2060 25,000 15,023
5.20%, 4/15/2063 30,000 26,360
5.75%, 7/15/2064 25,000 23,944
2,360,445
Health Care REITs 0 .1%
Alexandria Real Estate
Equities, Inc. ,
1.88%, 2/1/2033 40,000 32,226
4.00%, 2/1/2050 50,000 36,540
Healthcare Realty Holdings
LP ,
3.10%, 2/15/2030 50,000 47,078
Healthpeak OP LLC ,
2.88%, 1/15/2031 50,000 45,960
Ventas Realty LP ,
3.00%, 1/15/2030 70,000 66,112
Welltower OP LLC ,
3.10%, 1/15/2030(b) 100,000 95,271
2.75%, 1/15/2032 25,000 22,553
345,740
Hotel & Resort REITs 0 .0%
†
Host Hotels & Resorts LP ,
Series H, 3.38%,
12/15/2029 50,000 47,618
Hotels, Restaurants & Leisure 0 .2%
Airbnb, Inc. ,
5.25%, 3/16/2036 25,000 24,932
Expedia Group, Inc. ,
3.80%, 2/15/2028(b) 25,000 24,686
3.25%, 2/15/2030(b) 15,000 14,233
Marriott International, Inc. ,
5.30%, 5/15/2034 20,000 20,199
5.35%, 3/15/2035 25,000 25,219
5.25%, 10/15/2035 25,000 24,958
McDonald's Corp. ,
3.50%, 7/1/2027 100,000 99,178
4.95%, 3/3/2035(b) 25,000 24,889
3.70%, 2/15/2042 40,000 32,133
4.88%, 12/9/2045(b) 50,000 44,634
3.63%, 9/1/2049 10,000 7,191
Royal Caribbean Cruises Ltd. ,
5.38%, 1/15/2036 25,000 24,563
Starbucks Corp. ,
3.50%, 11/15/2050(b) 50,000 34,644
401,459
Corporate Bonds
Principal
Amount ($) Value ($)
Household Durables 0 .0%
†
DR Horton, Inc. ,
5.50%, 10/15/2035 10,000 10,208
Sekisui House US, Inc. ,
2.50%, 1/15/2031 50,000 44,224
54,432
Household Products 0 .1%
Church & Dwight Co., Inc. ,
5.00%, 6/15/2052 10,000 8,998
Colgate-Palmolive Co. ,
3.70%, 8/1/2047(b) 25,000 19,211
Kimberly-Clark Corp. ,
2.88%, 2/7/2050 25,000 16,056
Procter & Gamble Co. (The) ,
3.00%, 3/25/2030 100,000 95,780
140,045
Independent Power and Renewable Electricity Producers
0 .0%
†
AES Corp. (The) ,
2.45%, 1/15/2031 40,000 35,619
Constellation Energy
Generation LLC ,
5.60%, 6/15/2042 25,000 24,586
5.75%, 3/15/2054 20,000 19,538
Oglethorpe Power Corp. ,
5.05%, 10/1/2048 25,000 21,905
101,648
Industrial Conglomerates 0 .1%
3M Co. ,
3.63%, 10/15/2047 30,000 21,770
4.00%, 9/14/2048 15,000 11,610
Honeywell International, Inc. ,
2.70%, 8/15/2029 50,000 47,529
3.81%, 11/21/2047 25,000 19,008
Pentair Finance Sarl ,
5.90%, 7/15/2032(b) 30,000 31,328
131,245
Industrial REITs 0 .1%
Prologis LP ,
2.88%, 11/15/2029 40,000 38,025
1.25%, 10/15/2030 60,000 52,183
5.13%, 1/15/2034 30,000 30,294
2.13%, 10/15/2050 30,000 15,830
136,332
Insurance 0 .7%
Aflac, Inc. ,
3.60%, 4/1/2030 25,000 24,241
Alleghany Corp. ,
3.63%, 5/15/2030 25,000 24,244
Allstate Corp. (The) ,
5.55%, 5/9/2035 75,000 77,554
4.20%, 12/15/2046 10,000 7,987
American International Group,
Inc. ,
5.13%, 3/27/2033 50,000 50,569
4.75%, 4/1/2048 10,000 8,655
American National Group,
Inc. ,
6.00%, 7/15/2035(b) 25,000 24,516

16 - Statement of Investments - April 30, 2026 (Unaudited) - Nationwide Bond Index Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Insurance
Aon Global Ltd. ,
4.75%, 5/15/2045 50,000 43,375
Aon North America, Inc. ,
5.75%, 3/1/2054 35,000 33,670
Arch Capital Group Ltd. ,
3.64%, 6/30/2050 25,000 17,923
Arthur J Gallagher & Co. ,
5.45%, 7/15/2034 30,000 30,422
5.75%, 3/2/2053 20,000 19,078
5.55%, 2/15/2055(b) 25,000 23,246
Athene Holding Ltd. ,
4.13%, 1/12/2028(b) 100,000 98,951
6.15%, 4/3/2030 25,000 25,832
Berkshire Hathaway Finance
Corp. ,
2.88%, 3/15/2032 100,000 92,702
4.40%, 5/15/2042(b) 90,000 80,647
Brighthouse Financial, Inc. ,
5.63%, 5/15/2030 50,000 50,422
Brown & Brown, Inc. ,
4.90%, 6/23/2030 30,000 29,961
5.55%, 6/23/2035 25,000 24,919
Chubb INA Holdings LLC ,
4.35%, 11/3/2045 50,000 42,491
CNA Financial Corp. ,
3.90%, 5/1/2029 50,000 49,002
Enstar Group Ltd. ,
3.10%, 9/1/2031 40,000 35,597
Everest Reinsurance
Holdings, Inc. ,
3.50%, 10/15/2050 25,000 16,740
Fairfax Financial Holdings
Ltd. ,
6.35%, 3/22/2054 10,000 10,178
Globe Life, Inc. ,
2.15%, 8/15/2030(b) 50,000 44,833
Hartford Insurance Group, Inc.
(The) ,
6.10%, 10/1/2041(b) 30,000 31,410
Lincoln National Corp. ,
4.35%, 3/1/2048 17,000 12,769
Markel Group, Inc. ,
5.00%, 5/20/2049 50,000 42,981
Marsh & McLennan Cos., Inc. ,
5.40%, 9/15/2033(b) 75,000 77,487
5.00%, 3/15/2035 25,000 24,846
4.90%, 3/15/2049(b) 25,000 21,982
5.40%, 3/15/2055(b) 30,000 27,969
MetLife, Inc. ,
5.70%, 6/15/2035(b) 86,000 89,911
4.13%, 8/13/2042 50,000 41,638
5.00%, 7/15/2052 25,000 22,214
Principal Financial Group, Inc. ,
3.70%, 5/15/2029 50,000 48,838
Progressive Corp. (The) ,
3.95%, 3/26/2050 25,000 18,991
Prudential Financial, Inc. ,
5.75%, 7/15/2033 10,000 10,576
5.20%, 3/14/2035 20,000 20,103
6.63%, 6/21/2040 70,000 77,300
3.70%, 3/13/2051 30,000 21,467
Corporate Bonds
Principal
Amount ($) Value ($)
Insurance
Reinsurance Group of
America, Inc. ,
5.75%, 9/15/2034 25,000 25,568
Travelers Cos., Inc. (The) ,
5.35%, 11/1/2040 15,000 14,892
4.00%, 5/30/2047 15,000 11,856
Travelers Property Casualty
Corp. ,
6.38%, 3/15/2033 30,000 33,244
Unum Group ,
6.00%, 6/15/2054(b) 10,000 9,675
Willis North America, Inc. ,
4.65%, 6/15/2027 25,000 25,059
2.95%, 9/15/2029 30,000 28,445
5.90%, 3/5/2054(b) 25,000 24,407
1,751,383
Interactive Media & Services 0 .3%
Alphabet, Inc. ,
3.70%, 2/15/2029 25,000 24,716
4.10%, 11/15/2030 25,000 24,787
4.10%, 2/15/2031 25,000 24,706
4.50%, 5/15/2035 25,000 24,460
4.70%, 11/15/2035 25,000 24,542
4.80%, 2/15/2036 50,000 49,492
5.35%, 11/15/2045 25,000 24,254
5.50%, 2/15/2046(b) 25,000 24,585
2.05%, 8/15/2050 25,000 13,365
5.65%, 2/15/2056 25,000 24,521
5.70%, 11/15/2075 25,000 23,926
Meta Platforms, Inc. ,
4.55%, 5/15/2031 25,000 24,994
3.85%, 8/15/2032 100,000 95,195
4.88%, 5/15/2033 25,000 24,989
4.75%, 8/15/2034 25,000 24,599
4.88%, 11/15/2035(b) 50,000 48,730
5.25%, 5/15/2036 25,000 24,930
5.50%, 11/15/2045 50,000 46,456
6.20%, 5/15/2046 25,000 25,030
4.45%, 8/15/2052 15,000 11,651
5.60%, 5/15/2053 35,000 32,178
5.40%, 8/15/2054 25,000 22,220
5.63%, 11/15/2055 50,000 45,911
6.30%, 5/15/2056 25,000 25,039
4.65%, 8/15/2062 25,000 18,949
5.55%, 8/15/2064 25,000 22,068
6.45%, 5/15/2066 25,000 24,946
801,239
IT Services 0 .2%
Accenture Capital, Inc. ,
4.25%, 10/4/2031(b) 40,000 39,432
4.50%, 10/4/2034 25,000 24,086
International Business
Machines Corp. ,
4.50%, 2/6/2028 100,000 100,305
3.50%, 5/15/2029(b) 100,000 97,202
1.95%, 5/15/2030 100,000 90,514
4.25%, 5/15/2049 100,000 76,794
428,333

Nationwide Bond Index Fund - April 30, 2026 (Unaudited) - Statement of Investments - 17
Corporate Bonds
Principal
Amount ($) Value ($)
Leisure Products 0 .0%
†
Hasbro, Inc. ,
3.90%, 11/19/2029 50,000 48,800
Life Sciences Tools & Services 0 .1%
Agilent Technologies, Inc. ,
2.75%, 9/15/2029 20,000 18,949
Danaher Corp. ,
2.60%, 10/1/2050 20,000 11,903
Revvity, Inc. ,
3.30%, 9/15/2029(b) 50,000 47,935
Thermo Fisher Scientific, Inc. ,
1.75%, 10/15/2028 40,000 37,699
2.60%, 10/1/2029 65,000 61,434
4.90%, 2/12/2036(b) 25,000 24,748
2.80%, 10/15/2041 30,000 21,825
224,493
Machinery 0 .2%
Caterpillar, Inc. ,
3.25%, 9/19/2049 25,000 17,504
Cummins, Inc. ,
5.45%, 2/20/2054(b) 20,000 19,348
Deere & Co. ,
3.10%, 4/15/2030(b) 25,000 23,883
3.90%, 6/9/2042 100,000 84,720
Illinois Tool Works, Inc. ,
4.88%, 9/15/2041 50,000 47,278
Ingersoll Rand, Inc. ,
5.70%, 6/15/2054 10,000 9,787
nVent Finance Sarl ,
5.65%, 5/15/2033 50,000 51,272
Otis Worldwide Corp. ,
3.11%, 2/15/2040(b) 50,000 38,244
Parker-Hannifin Corp. ,
3.25%, 6/14/2029 100,000 96,705
Snap-on, Inc. ,
3.10%, 5/1/2050 25,000 16,586
Stanley Black & Decker, Inc. ,
3.00%, 5/15/2032 10,000 9,028
Westinghouse Air Brake
Technologies Corp. ,
4.70%, 9/15/2028(e) 20,000 20,062
434,417
Media 0 .2%
Charter Communications
Operating LLC ,
3.75%, 2/15/2028 50,000 49,182
2.25%, 1/15/2029 25,000 23,365
2.80%, 4/1/2031 75,000 67,163
3.50%, 3/1/2042 50,000 34,040
5.75%, 4/1/2048 20,000 16,741
4.80%, 3/1/2050 30,000 22,055
3.70%, 4/1/2051 45,000 27,610
5.25%, 4/1/2053 50,000 38,757
3.85%, 4/1/2061 25,000 14,446
4.40%, 12/1/2061 25,000 15,961
Fox Corp. ,
5.48%, 1/25/2039(b) 50,000 48,700
Time Warner Cable LLC ,
6.75%, 6/15/2039 90,000 89,265
447,285
Corporate Bonds
Principal
Amount ($) Value ($)
Metals & Mining 0 .2%
ArcelorMittal SA ,
6.55%, 11/29/2027(b) 25,000 25,724
6.80%, 11/29/2032 25,000 27,624
Barrick North America Finance
LLC ,
5.70%, 5/30/2041(b) 15,000 15,062
BHP Billiton Finance USA Ltd. ,
5.10%, 9/8/2028 30,000 30,552
5.00%, 9/30/2043 50,000 46,811
Freeport-McMoRan, Inc. ,
5.45%, 3/15/2043 25,000 23,866
Newmont Corp. ,
2.60%, 7/15/2032(b) 60,000 54,283
Nucor Corp. ,
3.85%, 4/1/2052(b) 40,000 30,202
Rio Tinto Alcan, Inc. ,
5.75%, 6/1/2035 55,000 57,768
Rio Tinto Finance USA plc ,
5.25%, 3/14/2035(b) 25,000 25,444
5.88%, 3/14/2065 10,000 10,068
Southern Copper Corp. ,
6.75%, 4/16/2040 50,000 55,660
Vale Overseas Ltd. ,
6.40%, 6/28/2054 25,000 25,662
428,726
Multi-Utilities 0 .3%
Ameren Corp. ,
5.00%, 1/15/2029(b) 20,000 20,290
Berkshire Hathaway Energy
Co. ,
6.13%, 4/1/2036 20,000 21,435
4.45%, 1/15/2049 50,000 40,859
4.25%, 10/15/2050 75,000 58,797
4.60%, 5/1/2053(b) 20,000 16,450
Black Hills Corp. ,
3.05%, 10/15/2029 25,000 23,741
Consolidated Edison Co. of
New York, Inc. ,
6.15%, 11/15/2052 45,000 46,820
3.70%, 11/15/2059 100,000 68,454
Consumers Energy Co. ,
3.75%, 2/15/2050 50,000 36,725
2.50%, 5/1/2060 25,000 13,381
DTE Energy Co. ,
4.88%, 6/1/2028 50,000 50,396
NiSource, Inc. ,
4.38%, 5/15/2047 50,000 40,690
5.00%, 6/15/2052 30,000 25,933
Puget Sound Energy, Inc. ,
3.25%, 9/15/2049 50,000 33,430
5.60%, 9/15/2055(b) 25,000 24,101
San Diego Gas & Electric Co. ,
Series DDDD, 5.20%,
3/15/2036 25,000 24,936
6.00%, 6/1/2039 30,000 31,188
Sempra ,
3.70%, 4/1/2029 40,000 39,084
4.00%, 2/1/2048 50,000 37,255

18 - Statement of Investments - April 30, 2026 (Unaudited) - Nationwide Bond Index Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Multi-Utilities
Southern Co. Gas Capital
Corp. ,
Series 20-A, 1.75%,
1/15/2031 50,000 43,978
WEC Energy Group, Inc. ,
1.80%, 10/15/2030(b) 35,000 30,963
728,906
Office REITs 0 .0%
†
Boston Properties LP ,
2.45%, 10/1/2033 30,000 24,496
5.75%, 1/15/2035 25,000 25,115
Kilroy Realty LP ,
3.05%, 2/15/2030 50,000 45,966
95,577
Oil, Gas & Consumable Fuels 1 .6%
APA Corp. ,
6.10%, 2/15/2035 25,000 25,938
BP Capital Markets America,
Inc. ,
4.23%, 11/6/2028 25,000 24,982
1.75%, 8/10/2030 200,000 179,343
2.72%, 1/12/2032 100,000 90,471
4.89%, 9/11/2033(b) 30,000 30,143
2.77%, 11/10/2050 60,000 36,694
BP Capital Markets plc ,
3.28%, 9/19/2027 60,000 59,300
Canadian Natural Resources
Ltd. ,
6.25%, 3/15/2038 35,000 37,083
Cenovus Energy, Inc. ,
6.75%, 11/15/2039 5,000 5,477
3.75%, 2/15/2052(b) 35,000 24,693
Cheniere Corpus Christi
Holdings LLC ,
5.13%, 6/30/2027 100,000 100,431
2.74%, 12/31/2039 25,000 21,164
Cheniere Energy Partners LP ,
4.00%, 3/1/2031 50,000 48,213
Chevron Corp. ,
2.00%, 5/11/2027 75,000 73,525
ConocoPhillips Co. ,
5.00%, 1/15/2035 25,000 25,112
3.76%, 3/15/2042 30,000 24,305
5.30%, 5/15/2053 25,000 23,130
4.03%, 3/15/2062 60,000 43,226
Coterra Energy, Inc. ,
5.60%, 3/15/2034 25,000 25,688
Devon Energy Corp. ,
4.50%, 1/15/2030(b) 20,000 19,926
5.00%, 6/15/2045(b) 25,000 22,049
5.75%, 9/15/2054(b) 25,000 23,554
Diamondback Energy, Inc. ,
5.40%, 4/18/2034 15,000 15,305
5.55%, 4/1/2035 25,000 25,680
5.75%, 4/18/2054 15,000 14,392
5.90%, 4/18/2064 10,000 9,647
Eastern Gas Transmission &
Storage, Inc. ,
4.60%, 12/15/2044 25,000 21,148
Corporate Bonds
Principal
Amount ($) Value ($)
Oil, Gas & Consumable Fuels
Enbridge Energy Partners LP ,
7.38%, 10/15/2045 25,000 28,680
Enbridge, Inc. ,
5.70%, 3/8/2033 40,000 41,424
5.45%, 3/27/2036 25,000 25,263
6.70%, 11/15/2053 35,000 37,997
Energy Transfer LP ,
5.55%, 2/15/2028 50,000 50,891
5.25%, 4/15/2029(b) 100,000 101,944
3.75%, 5/15/2030 150,000 145,102
5.60%, 9/1/2034 40,000 40,817
5.35%, 1/15/2036 25,000 24,853
5.30%, 4/15/2047 25,000 22,108
5.40%, 10/1/2047 25,000 22,331
5.00%, 5/15/2050 50,000 41,768
Enterprise Products Operating
LLC ,
2.80%, 1/31/2030 30,000 28,347
4.95%, 2/15/2035 25,000 24,989
4.45%, 2/15/2043 45,000 39,189
4.95%, 10/15/2054 90,000 79,391
EOG Resources, Inc. ,
5.65%, 12/1/2054(b) 25,000 24,284
Equinor ASA ,
3.70%, 4/6/2050 100,000 74,915
Exxon Mobil Corp. ,
3.00%, 8/16/2039 50,000 39,831
4.11%, 3/1/2046 45,000 37,276
Hess Corp. ,
5.60%, 2/15/2041 25,000 25,486
Kinder Morgan Energy
Partners LP ,
5.80%, 3/15/2035 30,000 31,095
5.00%, 3/1/2043 40,000 36,016
Kinder Morgan, Inc. ,
4.80%, 2/1/2033 50,000 49,609
5.40%, 2/1/2034 35,000 35,825
5.55%, 6/1/2045 25,000 23,881
5.45%, 8/1/2052 25,000 23,034
Marathon Petroleum Corp. ,
3.80%, 4/1/2028 50,000 49,381
4.50%, 4/1/2048(b) 30,000 23,848
MPLX LP ,
4.00%, 3/15/2028 75,000 74,401
5.40%, 4/1/2035 25,000 24,988
4.50%, 4/15/2038 25,000 22,566
5.20%, 12/1/2047 30,000 26,543
4.70%, 4/15/2048 50,000 40,956
4.95%, 3/14/2052 10,000 8,335
Occidental Petroleum Corp. ,
6.63%, 9/1/2030(b) 36,000 38,379
6.45%, 9/15/2036 50,000 53,732
6.60%, 3/15/2046 20,000 20,923
ONEOK, Inc. ,
5.80%, 11/1/2030 75,000 77,911
6.05%, 9/1/2033 30,000 31,556
5.05%, 11/1/2034 20,000 19,604
4.25%, 9/15/2046 30,000 23,043
5.20%, 7/15/2048 30,000 26,346
6.63%, 9/1/2053 20,000 20,597
5.70%, 11/1/2054 20,000 18,239
5.85%, 11/1/2064 20,000 18,389

Nationwide Bond Index Fund - April 30, 2026 (Unaudited) - Statement of Investments - 19
Corporate Bonds
Principal
Amount ($) Value ($)
Oil, Gas & Consumable Fuels
Ovintiv, Inc. ,
6.50%, 2/1/2038 30,000 31,527
Phillips 66 ,
5.88%, 5/1/2042 60,000 60,284
3.30%, 3/15/2052 30,000 19,460
Plains All American Pipeline
LP ,
4.70%, 6/15/2044 50,000 42,395
Shell Finance US, Inc. ,
6.38%, 12/15/2038(c) 150,000 165,000
4.38%, 5/11/2045 25,000 21,155
South Bow USA Infrastructure
Holdings LLC ,
5.58%, 10/1/2034 15,000 14,947
Suncor Energy, Inc. ,
4.00%, 11/15/2047 10,000 7,546
3.75%, 3/4/2051(b) 25,000 17,694
Targa Resources Corp. ,
5.20%, 7/1/2027 25,000 25,184
6.13%, 3/15/2033 30,000 31,734
6.25%, 7/1/2052 25,000 24,996
6.05%, 5/15/2056 25,000 24,272
TotalEnergies Capital
International SA ,
3.46%, 2/19/2029 100,000 98,221
3.46%, 7/12/2049 25,000 17,730
TotalEnergies Capital SA ,
5.64%, 4/5/2064 30,000 28,773
TransCanada PipeLines Ltd. ,
6.20%, 10/15/2037 50,000 53,046
5.10%, 3/15/2049(b) 35,000 32,385
Valero Energy Corp. ,
6.63%, 6/15/2037 50,000 54,851
Western Midstream Operating
LP ,
4.05%, 2/1/2030(e) 30,000 29,214
5.25%, 2/1/2050(e) 20,000 16,945
Williams Cos., Inc. (The) ,
5.30%, 8/15/2028 75,000 76,389
2.60%, 3/15/2031 25,000 22,697
6.30%, 4/15/2040 25,000 26,485
5.40%, 3/4/2044 50,000 46,965
5.80%, 11/15/2054(b) 25,000 24,142
3,840,739
Paper & Forest Products 0 .0%
†
Georgia-Pacific LLC ,
8.88%, 5/15/2031 25,000 29,770
Suzano Austria GmbH ,
3.75%, 1/15/2031 70,000 65,846
95,616
Passenger Airlines 0 .0%
†
Southwest Airlines Co. ,
2.63%, 2/10/2030 25,000 23,041
Personal Care Products 0 .0%
†
Estee Lauder Cos., Inc. (The) ,
3.13%, 12/1/2049 15,000 9,569
Kenvue, Inc. ,
4.90%, 3/22/2033 100,000 100,668
110,237
Corporate Bonds
Principal
Amount ($) Value ($)
Pharmaceuticals 0 .9%
AstraZeneca plc ,
3.13%, 6/12/2027 30,000 29,732
1.38%, 8/6/2030 75,000 66,381
4.38%, 8/17/2048 45,000 38,256
Bristol-Myers Squibb Co. ,
1.13%, 11/13/2027 40,000 38,299
3.40%, 7/26/2029 30,000 29,189
5.20%, 2/22/2034(b) 40,000 40,965
4.13%, 6/15/2039 40,000 35,633
3.55%, 3/15/2042 50,000 39,558
5.55%, 2/22/2054 50,000 48,001
3.90%, 3/15/2062 45,000 31,765
Eli Lilly & Co. ,
4.20%, 8/14/2029 40,000 39,966
4.70%, 2/9/2034 30,000 29,961
5.10%, 2/12/2035 40,000 40,711
2.25%, 5/15/2050 35,000 19,542
5.00%, 2/9/2054 15,000 13,595
5.05%, 8/14/2054 25,000 22,752
4.95%, 2/27/2063 30,000 26,203
5.10%, 2/9/2064 15,000 13,429
GlaxoSmithKline Capital, Inc. ,
5.38%, 4/15/2034 90,000 93,522
Johnson & Johnson ,
4.95%, 5/15/2033 87,000 90,318
3.63%, 3/3/2037 70,000 62,729
3.70%, 3/1/2046 25,000 19,836
Merck & Co., Inc. ,
4.30%, 5/17/2030 100,000 99,906
4.95%, 9/15/2035 25,000 24,953
4.15%, 5/18/2043 100,000 84,184
4.00%, 3/7/2049 70,000 54,626
Novartis Capital Corp. ,
2.20%, 8/14/2030 100,000 91,561
2.75%, 8/14/2050 20,000 12,541
Pfizer Investment Enterprises
Pte. Ltd. ,
4.45%, 5/19/2028 70,000 70,313
4.65%, 5/19/2030 100,000 100,737
4.75%, 5/19/2033(b) 65,000 64,721
5.30%, 5/19/2053(b) 55,000 50,952
5.34%, 5/19/2063 40,000 36,166
Pfizer, Inc. ,
1.75%, 8/18/2031(b) 50,000 43,747
3.90%, 3/15/2039 60,000 52,027
4.13%, 12/15/2046 50,000 40,568
Royalty Pharma plc ,
3.55%, 9/2/2050 40,000 27,373
Sanofi SA ,
3.63%, 6/19/2028 25,000 24,759
Takeda Pharmaceutical Co.
Ltd. ,
5.30%, 7/5/2034 200,000 202,992
Utah Acquisition Sub, Inc. ,
5.25%, 6/15/2046 20,000 16,263
Viatris, Inc. ,
4.00%, 6/22/2050 50,000 33,184
Zoetis, Inc. ,
4.70%, 2/1/2043 50,000 44,577
2,046,493

20 - Statement of Investments - April 30, 2026 (Unaudited) - Nationwide Bond Index Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Professional Services 0 .1%
Automatic Data Processing,
Inc. ,
1.25%, 9/1/2030(b) 100,000 87,928
Concentrix Corp. ,
6.85%, 8/2/2033 20,000 18,255
Jacobs Engineering Group,
Inc. ,
6.35%, 8/18/2028(b) 25,000 25,889
TR Finance LLC ,
5.50%, 8/15/2035 25,000 25,205
157,277
Real Estate Management & Development 0 .0%
†
CBRE Services, Inc. ,
5.50%, 6/15/2035 15,000 15,210
Residential REITs 0 .1%
American Homes 4 Rent LP ,
5.50%, 2/1/2034 25,000 25,350
AvalonBay Communities, Inc. ,
5.35%, 6/1/2034(b) 10,000 10,241
3.90%, 10/15/2046 15,000 11,620
Camden Property Trust ,
3.35%, 11/1/2049 10,000 6,794
Essex Portfolio LP ,
3.00%, 1/15/2030 50,000 47,245
Invitation Homes Operating
Partnership LP ,
5.50%, 8/15/2033 40,000 40,518
Mid-America Apartments LP ,
4.95%, 3/1/2035 25,000 24,693
Store Capital LLC ,
2.70%, 12/1/2031 50,000 43,868
UDR, Inc. ,
3.20%, 1/15/2030 50,000 47,743
258,072
Retail REITs 0 .1%
Brixmor Operating Partnership
LP ,
4.13%, 5/15/2029 50,000 49,382
Federal Realty OP LP ,
3.20%, 6/15/2029 20,000 19,191
Kimco Realty OP LLC ,
4.45%, 9/1/2047 50,000 41,411
NNN REIT, Inc. ,
3.50%, 4/15/2051 25,000 17,240
Realty Income Corp. ,
3.25%, 6/15/2029 90,000 86,873
4.00%, 7/15/2029 25,000 24,692
5.13%, 2/15/2034 15,000 15,113
5.13%, 4/15/2035 25,000 25,048
Regency Centers LP ,
2.95%, 9/15/2029 25,000 23,814
302,764
Semiconductors & Semiconductor Equipment 0 .6%
Analog Devices, Inc. ,
2.10%, 10/1/2031 65,000 57,449
Applied Materials, Inc. ,
5.85%, 6/15/2041 50,000 52,382
Broadcom, Inc. ,
5.05%, 7/12/2027 16,000 16,174
Corporate Bonds
Principal
Amount ($) Value ($)
Semiconductors & Semiconductor Equipment
Broadcom, Inc.,
4.15%, 11/15/2030 128,000 126,055
3.47%, 4/15/2034 35,000 31,587
4.95%, 1/15/2036 25,000 24,754
4.93%, 5/15/2037(c) 100,000 97,426
3.50%, 2/15/2041 50,000 39,940
3.75%, 2/15/2051(b) 50,000 37,269
Intel Corp. ,
4.88%, 2/10/2028 35,000 35,230
5.13%, 2/10/2030 50,000 50,809
5.20%, 2/10/2033 50,000 50,642
2.80%, 8/12/2041(b) 45,000 31,501
3.73%, 12/8/2047 30,000 21,484
3.05%, 8/12/2051 75,000 46,253
5.70%, 2/10/2053 20,000 18,708
3.10%, 2/15/2060 35,000 19,732
5.90%, 2/10/2063(b) 25,000 23,639
KLA Corp. ,
3.30%, 3/1/2050 50,000 34,279
Lam Research Corp. ,
2.88%, 6/15/2050 35,000 22,286
NVIDIA Corp. ,
3.50%, 4/1/2050 40,000 29,474
NXP BV ,
4.30%, 6/18/2029 50,000 49,595
5.00%, 1/15/2033(b) 50,000 50,065
QUALCOMM, Inc. ,
1.65%, 5/20/2032 100,000 84,896
4.65%, 5/20/2035 100,000 98,734
Texas Instruments, Inc. ,
4.15%, 5/15/2048 20,000 16,399
5.00%, 3/14/2053(b) 35,000 31,892
TSMC Arizona Corp. ,
2.50%, 10/25/2031 200,000 181,736
1,380,390
Software 0 .7%
Adobe, Inc. ,
4.80%, 4/4/2029(b) 30,000 30,415
Intuit, Inc. ,
5.50%, 9/15/2053(b) 15,000 13,551
Microsoft Corp. ,
3.50%, 2/12/2035(b) 65,000 60,267
3.45%, 8/8/2036 30,000 26,864
3.70%, 8/8/2046 30,000 23,538
2.50%, 9/15/2050(b) 50,000 29,379
2.92%, 3/17/2052 100,000 63,616
Oracle Corp. ,
3.25%, 11/15/2027 50,000 48,929
4.55%, 2/4/2029 25,000 24,698
4.20%, 9/27/2029(b) 25,000 24,304
4.65%, 5/6/2030 80,000 78,424
4.95%, 2/4/2031(b) 25,000 24,455
2.88%, 3/25/2031(b) 50,000 44,437
6.25%, 11/9/2032 20,000 20,528
5.35%, 5/4/2033(b) 25,000 24,309
4.30%, 7/8/2034 100,000 88,949
4.70%, 9/27/2034 25,000 22,831
5.20%, 9/26/2035(b) 50,000 46,589
3.60%, 4/1/2040 100,000 72,109
6.55%, 2/4/2046 25,000 23,250
3.60%, 4/1/2050 25,000 14,968

Nationwide Bond Index Fund - April 30, 2026 (Unaudited) - Statement of Investments - 21
Corporate Bonds
Principal
Amount ($) Value ($)
Software
Oracle Corp.,
6.90%, 11/9/2052(b) 20,000 18,928
5.55%, 2/6/2053 70,000 55,683
5.38%, 9/27/2054 50,000 38,488
6.70%, 2/4/2056 25,000 23,040
3.85%, 4/1/2060 100,000 57,943
5.50%, 9/27/2064 25,000 19,019
6.85%, 2/4/2066 25,000 22,970
Roper Technologies, Inc. ,
1.75%, 2/15/2031(b) 20,000 17,340
Salesforce, Inc. ,
4.50%, 3/15/2028 25,000 25,024
4.65%, 3/15/2029 25,000 25,049
4.90%, 9/15/2031 25,000 24,927
5.20%, 3/15/2033(b) 25,000 24,955
5.55%, 3/15/2036(b) 25,000 24,931
6.40%, 3/15/2046 25,000 24,987
2.90%, 7/15/2051 50,000 28,992
6.55%, 3/15/2056 25,000 24,825
6.70%, 3/15/2066 25,000 25,102
ServiceNow, Inc. ,
1.40%, 9/1/2030 75,000 65,354
Synopsys, Inc. ,
4.85%, 4/1/2030(b) 25,000 25,216
5.00%, 4/1/2032 25,000 25,264
5.15%, 4/1/2035 25,000 25,003
VMware LLC ,
2.20%, 8/15/2031 100,000 88,511
Workday, Inc. ,
3.80%, 4/1/2032(b) 30,000 27,935
1,545,896
Specialized REITs 0 .2%
American Tower Corp. ,
5.80%, 11/15/2028 50,000 51,508
3.70%, 10/15/2049 30,000 21,679
2.95%, 1/15/2051(b) 30,000 18,615
Crown Castle, Inc. ,
5.00%, 1/11/2028 90,000 90,693
2.25%, 1/15/2031 30,000 26,597
4.00%, 11/15/2049 35,000 25,501
CubeSmart LP ,
2.25%, 12/15/2028 40,000 37,817
2.50%, 2/15/2032 45,000 39,537
Equinix, Inc. ,
3.20%, 11/18/2029 35,000 33,401
2.15%, 7/15/2030 100,000 90,117
Extra Space Storage LP ,
5.50%, 7/1/2030 30,000 30,779
5.40%, 2/1/2034 25,000 25,223
Public Storage Operating Co. ,
2.25%, 11/9/2031(b) 50,000 44,441
535,908
Specialty Retail 0 .3%
AutoNation, Inc. ,
2.40%, 8/1/2031(b) 25,000 22,013
AutoZone, Inc. ,
4.75%, 2/1/2033 35,000 34,601
Home Depot, Inc. (The) ,
1.50%, 9/15/2028(b) 30,000 28,302
2.95%, 6/15/2029(b) 40,000 38,497
Corporate Bonds
Principal
Amount ($) Value ($)
Specialty Retail
Home Depot, Inc. (The),
2.70%, 4/15/2030 100,000 94,089
3.25%, 4/15/2032 25,000 23,360
5.88%, 12/16/2036 25,000 26,627
4.40%, 3/15/2045 50,000 42,381
4.50%, 12/6/2048 45,000 37,796
2.38%, 3/15/2051 20,000 11,168
5.30%, 6/25/2054(b) 60,000 56,027
Lowe's Cos., Inc. ,
3.65%, 4/5/2029 50,000 49,025
3.75%, 4/1/2032(b) 85,000 80,730
5.00%, 4/15/2040 30,000 28,222
4.05%, 5/3/2047(b) 40,000 30,888
3.00%, 10/15/2050 5,000 3,093
4.25%, 4/1/2052 35,000 26,977
5.85%, 4/1/2063(b) 25,000 24,066
O'Reilly Automotive, Inc. ,
5.10%, 3/12/2036 25,000 24,738
TJX Cos., Inc. (The) ,
3.88%, 4/15/2030 50,000 49,311
731,911
Technology Hardware, Storage & Peripherals 0 .2%
Apple, Inc. ,
3.00%, 11/13/2027 50,000 49,323
1.65%, 5/11/2030 25,000 22,687
1.65%, 2/8/2031 100,000 89,320
3.85%, 5/4/2043 50,000 41,391
4.38%, 5/13/2045 145,000 126,488
2.65%, 2/8/2051 50,000 30,402
2.80%, 2/8/2061 15,000 8,577
Dell International LLC ,
4.85%, 2/1/2035(b) 25,000 24,350
3.38%, 12/15/2041(b) 25,000 18,836
8.35%, 7/15/2046 13,000 16,121
3.45%, 12/15/2051 25,000 17,068
Hewlett Packard Enterprise
Co. ,
4.40%, 9/25/2027 30,000 29,973
5.00%, 10/15/2034(b) 20,000 19,543
6.35%, 10/15/2045(b)(e) 25,000 25,202
5.60%, 10/15/2054(b) 15,000 13,550
HP, Inc. ,
4.00%, 4/15/2029 10,000 9,835
6.00%, 9/15/2041 25,000 25,052
567,718
Textiles, Apparel & Luxury Goods 0 .0%
†
NIKE, Inc. ,
2.85%, 3/27/2030 50,000 47,219
3.38%, 11/1/2046 30,000 21,491
68,710
Tobacco 0 .3%
Altria Group, Inc. ,
2.45%, 2/4/2032 50,000 44,011
5.63%, 2/6/2035(b) 25,000 25,648
3.88%, 9/16/2046 65,000 47,887
3.70%, 2/4/2051 30,000 20,647
BAT Capital Corp. ,
4.39%, 8/15/2037 100,000 91,064
4.76%, 9/6/2049 25,000 20,778

22 - Statement of Investments - April 30, 2026 (Unaudited) - Nationwide Bond Index Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Tobacco
BAT International Finance plc ,
5.93%, 2/2/2029(b) 50,000 51,830
Philip Morris International,
Inc. ,
5.13%, 11/17/2027 20,000 20,231
5.63%, 11/17/2029 20,000 20,741
5.13%, 2/15/2030(b) 75,000 76,597
5.38%, 2/15/2033 50,000 51,425
5.25%, 2/13/2034(b) 30,000 30,568
4.13%, 3/4/2043 70,000 58,182
Reynolds American, Inc. ,
5.70%, 8/15/2035(b) 75,000 77,198
636,807
Trading Companies & Distributors 0 .1%
GATX Corp. ,
4.00%, 6/30/2030 100,000 97,703
3.10%, 6/1/2051 15,000 9,396
Sumisho Air Lease Corp. ,
3.63%, 12/1/2027 150,000 148,256
3.13%, 12/1/2030 50,000 46,203
2.88%, 1/15/2032(b) 30,000 26,706
328,264
Water Utilities 0 .0%
†
American Water Capital Corp. ,
4.30%, 9/1/2045 25,000 20,711
5.45%, 3/1/2054(b) 45,000 42,543
Essential Utilities, Inc. ,
3.35%, 4/15/2050 25,000 16,677
79,931
Wireless Telecommunication Services 0 .3%
America Movil SAB de CV ,
6.38%, 3/1/2035 83,000 90,143
Rogers Communications, Inc. ,
5.00%, 3/15/2044 75,000 66,046
T-Mobile USA, Inc. ,
4.80%, 7/15/2028 20,000 20,175
3.38%, 4/15/2029 50,000 48,527
3.88%, 4/15/2030 100,000 97,368
2.55%, 2/15/2031 30,000 27,278
5.05%, 7/15/2033(b) 20,000 20,093
4.70%, 1/15/2035 25,000 24,140
5.30%, 5/15/2035(b) 25,000 25,189
5.00%, 2/15/2036(b) 25,000 24,464
4.38%, 4/15/2040 50,000 43,724
4.50%, 4/15/2050 50,000 40,068
5.65%, 1/15/2053 30,000 28,155
5.75%, 1/15/2054(b) 10,000 9,517
5.80%, 9/15/2062 25,000 23,821
Vodafone Group plc ,
6.15%, 2/27/2037 15,000 16,136
4.25%, 9/17/2050 45,000 34,687
5.88%, 6/28/2064(b) 20,000 19,045
658,576
Total Corporate Bonds
(cost $59,373,691)
55,790,031
Foreign Government Securities 1 .7%
Principal
Amount ($) Value ($)
CANADA 0 .3%
Canada Government Bond ,
4.00%, 3/18/2030 50,000 50,041
Province of Alberta ,
3.30%, 3/15/2028 50,000 49,396
Province of British Columbia ,
4.80%, 11/15/2028 50,000 50,917
3.90%, 8/27/2030(b) 50,000 49,493
Province of New Brunswick ,
3.63%, 2/24/2028 50,000 49,627
Province of Ontario ,
3.70%, 9/17/2029 60,000 59,312
1.13%, 10/7/2030 200,000 175,788
Province of Quebec ,
3.63%, 4/13/2028 25,000 24,844
7.50%, 9/15/2029 50,000 55,304
4.63%, 8/28/2035 50,000 49,856
614,578
CHILE 0 .0%
†
Republic of Chile ,
3.10%, 1/22/2061 200,000 122,920
HUNGARY 0 .0%
†
Hungary Government Bond ,
7.63%, 3/29/2041 26,000 30,495
INDONESIA 0 .2%
Republic of Indonesia ,
1.85%, 3/12/2031 200,000 175,977
3.55%, 3/31/2032 200,000 187,678
363,655
ISRAEL 0 .2%
State of Israel Government
Bond ,
5.38%, 3/12/2029(b) 200,000 203,413
4.50%, 1/17/2033 200,000 193,316
396,729
ITALY 0 .1%
Italian Republic Government
Bond ,
2.88%, 10/17/2029 200,000 191,069
MEXICO 0 .4%
United Mexican States ,
3.75%, 1/11/2028 200,000 197,340
2.66%, 5/24/2031 200,000 177,530
3.50%, 2/12/2034 200,000 171,000
6.05%, 1/11/2040 20,000 19,589
4.75%, 3/8/2044 30,000 24,330
5.00%, 4/27/2051 300,000 237,300
827,089
PANAMA 0 .1%
Republic of Panama ,
3.16%, 1/23/2030 200,000 189,400
6.70%, 1/26/2036 135,000 146,812
336,212

Nationwide Bond Index Fund - April 30, 2026 (Unaudited) - Statement of Investments - 23
Foreign Government Securities
Principal
Amount ($) Value ($)
PERU 0 .1%
Republic of Peru ,
3.00%, 1/15/2034 120,000 103,560
5.38%, 2/8/2035 50,000 50,400
3.30%, 3/11/2041 120,000 92,040
246,000
PHILIPPINES 0 .1%
Republic of Philippines ,
6.38%, 10/23/2034 250,000 271,938
POLAND 0 .1%
Republic of Poland ,
4.88%, 2/12/2030 50,000 51,034
4.88%, 10/4/2033 50,000 49,984
5.38%, 2/12/2035 50,000 50,949
5.38%, 4/14/2036 20,000 20,084
5.50%, 3/18/2054 60,000 55,784
6.13%, 4/14/2056 20,000 20,054
247,889
SOUTH KOREA 0 .1%
Export-Import Bank of Korea ,
4.50%, 1/11/2029 200,000 202,025
URUGUAY 0 .0%
†
Oriental Republic of Uruguay ,
5.10%, 6/18/2050 100,000 92,795
4.98%, 4/20/2055 25,000 22,433
115,228
Total Foreign Government Securities
(cost $4,165,499)
3,965,827
Mortgage-Backed Securities 23 .6%
FHLMC Gold Pool
Pool# J18127
3.00%, 3/1/2027 4,342 4,319
Pool# J18702
3.00%, 3/1/2027 4,072 4,051
Pool# J19106
3.00%, 5/1/2027 2,529 2,513
Pool# C00566
7.50%, 12/1/2027 37 38
Pool# C18271
7.00%, 11/1/2028 218 230
Pool# C00678
7.00%, 11/1/2028 67 70
Pool# C00836
7.00%, 7/1/2029 66 70
Pool# C31285
7.00%, 9/1/2029 130 138
Pool# C37436
8.00%, 1/1/2030 218 227
Pool# C36429
7.00%, 2/1/2030 207 218
Pool# C36306
7.00%, 2/1/2030 135 143
Pool# C00921
7.50%, 2/1/2030 178 183
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FHLMC Gold Pool
Pool# G01108
7.00%, 4/1/2030 49 52
Pool# J32255
3.00%, 7/1/2030 6,911 6,770
Pool# C41561
8.00%, 8/1/2030 703 720
Pool# C01051
8.00%, 9/1/2030 298 309
Pool# C43550
7.00%, 10/1/2030 468 494
Pool# C44017
7.50%, 10/1/2030 161 163
Pool# C44957
8.00%, 11/1/2030 312 319
Pool# C01106
7.00%, 12/1/2030 1,117 1,180
Pool# C01103
7.50%, 12/1/2030 95 98
Pool# C46932
7.50%, 1/1/2031 245 249
Pool# C01116
7.50%, 1/1/2031 110 113
Pool# G01217
7.00%, 3/1/2031 1,316 1,390
Pool# C91366
4.50%, 4/1/2031 17,702 17,730
Pool# G18605
3.00%, 6/1/2031 3,002 2,927
Pool# C91377
4.50%, 6/1/2031 9,596 9,611
Pool# C53324
7.00%, 6/1/2031 609 643
Pool# J35107
2.50%, 8/1/2031 8,673 8,363
Pool# G01309
7.00%, 8/1/2031 194 205
Pool# G01311
7.00%, 9/1/2031 1,201 1,268
Pool# C01222
7.00%, 9/1/2031 185 195
Pool# G01315
7.00%, 9/1/2031 45 48
Pool# J35522
2.50%, 10/1/2031 39,556 38,106
Pool# C58694
7.00%, 10/1/2031 1,735 1,832
Pool# C60012
7.00%, 11/1/2031 189 200
Pool# C61298
8.00%, 11/1/2031 849 866
Pool# J35957
2.50%, 12/1/2031 78,720 75,799
Pool# C61105
7.00%, 12/1/2031 2,028 2,141
Pool# C63171
7.00%, 1/1/2032 1,115 1,177
Pool# V61548
2.50%, 2/1/2032 85,456 82,212
Pool# G01391
7.00%, 4/1/2032 2,175 2,297
Pool# C01345
7.00%, 4/1/2032 971 1,025

24 - Statement of Investments - April 30, 2026 (Unaudited) - Nationwide Bond Index Fund
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FHLMC Gold Pool
Pool# C01370
8.00%, 4/1/2032 267 274
Pool# G16285
3.50%, 5/1/2032 5,846 5,752
Pool# C01381
8.00%, 5/1/2032 3,944 4,124
Pool# C68290
7.00%, 6/1/2032 1,003 1,060
Pool# C68300
7.00%, 6/1/2032 271 286
Pool# G01449
7.00%, 7/1/2032 1,413 1,492
Pool# C69908
7.00%, 8/1/2032 7,563 7,986
Pool# C91558
3.50%, 9/1/2032 23,531 23,024
Pool# G16407
2.50%, 1/1/2033 29,439 28,249
Pool# G01536
7.00%, 3/1/2033 1,876 1,981
Pool# G30646
3.00%, 5/1/2033 43,647 42,104
Pool# G30642
3.00%, 5/1/2033 20,960 20,219
Pool# K90535
3.00%, 5/1/2033 9,001 8,674
Pool# A16419
6.50%, 11/1/2033 6,858 7,117
Pool# A16522
6.50%, 12/1/2033 3,377 3,505
Pool# A21356
6.50%, 4/1/2034 8,789 9,122
Pool# C01851
6.50%, 4/1/2034 8,120 8,428
Pool# A24301
6.50%, 5/1/2034 13,400 13,908
Pool# A22067
6.50%, 5/1/2034 4,474 4,643
Pool# A24988
6.50%, 7/1/2034 5,265 5,465
Pool# G01741
6.50%, 10/1/2034 2,060 2,142
Pool# G08023
6.50%, 11/1/2034 4,709 4,887
Pool# G08064
6.50%, 4/1/2035 3,137 3,322
Pool# G01947
7.00%, 5/1/2035 1,990 2,101
Pool# A39759
5.50%, 11/1/2035 2,144 2,209
Pool# A40376
5.50%, 12/1/2035 824 829
Pool# A42305
5.50%, 1/1/2036 2,901 2,988
Pool# A41548
7.00%, 1/1/2036 3,408 3,598
Pool# G08111
5.50%, 2/1/2036 5,809 5,997
Pool# A43861
5.50%, 3/1/2036 17,927 18,341
Pool# G08116
5.50%, 3/1/2036 6,974 7,200
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FHLMC Gold Pool
Pool# A43534
6.50%, 3/1/2036 927 962
Pool# A48735
5.50%, 5/1/2036 3,694 3,779
Pool# G08136
6.50%, 6/1/2036 2,998 3,164
Pool# A53039
6.50%, 10/1/2036 24,187 25,279
Pool# C91982
3.50%, 3/1/2038 27,126 26,027
Pool# G04251
6.50%, 4/1/2038 1,425 1,513
Pool# G04569
6.50%, 8/1/2038 1,781 1,873
Pool# A84252
6.50%, 1/1/2039 9,627 10,218
Pool# A84287
6.50%, 1/1/2039 5,516 5,855
Pool# G60342
4.50%, 5/1/2042 40,148 39,858
Pool# G07158
3.50%, 10/1/2042 45,380 42,650
Pool# Q12051
3.50%, 10/1/2042 43,532 40,963
Pool# Q11532
3.50%, 10/1/2042 35,522 33,378
Pool# G07163
3.50%, 10/1/2042 35,021 32,933
Pool# Q12052
3.50%, 10/1/2042 18,503 17,394
Pool# C09020
3.50%, 11/1/2042 163,323 153,466
Pool# G07264
3.50%, 12/1/2042 69,779 65,568
Pool# Q14292
3.50%, 1/1/2043 18,820 17,698
Pool# Q14881
3.50%, 1/1/2043 16,498 15,492
Pool# V80002
2.50%, 4/1/2043 119,094 104,064
Pool# Q16915
3.00%, 4/1/2043 202,885 185,813
Pool# Q17675
3.50%, 4/1/2043 90,826 85,523
Pool# G07410
3.50%, 7/1/2043 35,299 33,238
Pool# Q20332
3.50%, 7/1/2043 6,970 6,538
Pool# G07946
4.00%, 7/1/2044 34,690 33,401
Pool# Q28607
3.50%, 9/1/2044 32,403 30,369
Pool# G61231
3.50%, 9/1/2044 5,466 5,131
Pool# G08609
3.50%, 10/1/2044 13,732 12,827
Pool# Q30833
4.00%, 1/1/2045 3,182 3,049
Pool# V81873
4.00%, 8/1/2045 6,766 6,483
Pool# G08669
4.00%, 9/1/2045 34,299 32,851

Nationwide Bond Index Fund - April 30, 2026 (Unaudited) - Statement of Investments - 25
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FHLMC Gold Pool
Pool# Q38357
4.00%, 1/1/2046 2,051 1,960
Pool# G61365
4.50%, 1/1/2046 30,643 30,175
Pool# G08697
3.00%, 3/1/2046 55,675 50,266
Pool# Q39440
4.00%, 3/1/2046 2,265 2,165
Pool# G08704
4.50%, 4/1/2046 4,533 4,464
Pool# Q40097
4.50%, 4/1/2046 1,154 1,137
Pool# Q40718
3.50%, 5/1/2046 9,933 9,250
Pool# G08707
4.00%, 5/1/2046 43,082 41,183
Pool# G08708
4.50%, 5/1/2046 3,912 3,852
Pool# Q41548
3.00%, 7/1/2046 9,357 8,448
Pool# Q41903
3.50%, 7/1/2046 57,083 53,202
Pool# Q41491
3.50%, 7/1/2046 5,867 5,461
Pool# Q41935
3.50%, 7/1/2046 4,848 4,515
Pool# G61791
4.00%, 7/1/2046 6,446 6,179
Pool# Q41947
4.50%, 7/1/2046 965 950
Pool# G08715
3.00%, 8/1/2046 78,196 70,430
Pool# Q42596
3.50%, 8/1/2046 49,553 46,286
Pool# Q42203
3.50%, 8/1/2046 9,773 9,130
Pool# Q42393
3.50%, 8/1/2046 8,695 8,076
Pool# G61323
3.00%, 9/1/2046 98,631 90,132
Pool# G08721
3.00%, 9/1/2046 57,719 51,965
Pool# V82617
3.50%, 9/1/2046 36,302 33,712
Pool# G08722
3.50%, 9/1/2046 7,954 7,428
Pool# G60733
4.50%, 9/1/2046 15,768 15,527
Pool# G60722
3.00%, 10/1/2046 148,645 134,012
Pool# Q44035
3.00%, 10/1/2046 72,248 64,990
Pool# G61815
4.00%, 10/1/2046 3,936 3,770
Pool# G61257
3.00%, 11/1/2046 143,220 128,693
Pool# Q44452
3.00%, 11/1/2046 32,818 29,530
Pool# G08732
3.00%, 11/1/2046 9,433 8,488
Pool# Q44473
3.50%, 11/1/2046 7,858 7,299
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FHLMC Gold Pool
Pool# Q44223
3.50%, 11/1/2046 5,507 5,105
Pool# G08734
4.00%, 11/1/2046 69,797 66,648
Pool# G08737
3.00%, 12/1/2046 414,118 370,982
Pool# G60989
3.00%, 12/1/2046 59,048 53,205
Pool# Q45878
3.00%, 12/1/2046 10,920 9,799
Pool# G61862
3.50%, 12/1/2046 9,167 8,549
Pool# G08741
3.00%, 1/1/2047 84,452 75,637
Pool# G08747
3.00%, 2/1/2047 144,406 129,824
Pool# G08748
3.50%, 2/1/2047 13,190 12,225
Pool# Q47484
3.50%, 4/1/2047 13,772 12,829
Pool# G60988
3.00%, 5/1/2047 326,550 294,370
Pool# Q48098
3.50%, 5/1/2047 46,181 42,838
Pool# G61390
3.00%, 6/1/2047 135,322 121,733
Pool# G61339
3.00%, 8/1/2047 31,916 28,728
Pool# Q53085
3.00%, 9/1/2047 23,363 21,127
Pool# G61622
3.00%, 10/1/2047 77,163 69,502
Pool# G08785
4.00%, 10/1/2047 2,991 2,842
Pool# Q52075
4.00%, 11/1/2047 49,746 47,558
Pool# T65458
3.50%, 2/1/2048 51,963 47,852
Pool# G08800
3.50%, 2/1/2048 6,908 6,349
Pool# G08801
4.00%, 2/1/2048 20,365 19,412
Pool# Q54727
3.50%, 3/1/2048 18,466 17,095
Pool# Q55401
5.00%, 4/1/2048 3,999 4,024
Pool# G08817
4.00%, 6/1/2048 4,184 3,989
Pool# G08827
4.50%, 7/1/2048 31,404 30,777
Pool# Q57401
4.50%, 7/1/2048 9,009 8,818
Pool# Q57402
4.50%, 7/1/2048 3,061 3,002
Pool# G08831
4.00%, 8/1/2048 34,546 32,928
Pool# G67716
4.50%, 10/1/2048 38,801 38,096
Pool# G61846
4.00%, 1/1/2049 60 58
Pool# V85279
3.50%, 4/1/2049 14,198 13,160

26 - Statement of Investments - April 30, 2026 (Unaudited) - Nationwide Bond Index Fund
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FHLMC Non Gold Pool
Pool# 1B8478
6.59%, 7/1/2041(a) 5,386 5,590
Pool# 2B0108
6.15%, 1/1/2042(a) 51 53
FHLMC UMBS Pool
Pool# SB0383
2.50%, 4/1/2032 163,835 157,542
Pool# SB8500
2.50%, 7/1/2035 144,597 136,272
Pool# SB0479
2.50%, 10/1/2035 36,066 34,080
Pool# RC1826
2.00%, 2/1/2036 159,222 146,144
Pool# SB8092
1.50%, 3/1/2036 39,981 35,998
Pool# RC1887
2.00%, 3/1/2036 250,958 230,812
Pool# RC2045
2.00%, 6/1/2036 13,260 12,171
Pool# QN8913
2.00%, 12/1/2036 43,981 40,367
Pool# RC2402
2.00%, 1/1/2037 58,732 53,905
Pool# RC2399
2.00%, 1/1/2037 42,945 39,494
Pool# SB8140
1.50%, 2/1/2037 111,756 100,269
Pool# SB0725
4.00%, 8/1/2037 2,485 2,422
Pool# SB1009
4.00%, 2/1/2038 2,596 2,534
Pool# SB8346
4.00%, 12/1/2039 37,962 37,013
Pool# RR0066
4.50%, 3/1/2041 26,409 26,215
Pool# ZM2339
3.50%, 1/1/2047 44,924 41,686
Pool# RA3022
2.50%, 6/1/2050 174,928 148,075
Pool# SD7521
2.50%, 7/1/2050 416,404 356,885
Pool# SD8074
3.00%, 7/1/2050 29,592 26,013
Pool# SD7523
2.50%, 8/1/2050 199,370 171,199
Pool# SD1143
4.50%, 9/1/2050 68,615 66,975
Pool# SD0514
2.00%, 10/1/2050 162,945 133,001
Pool# RA3723
2.00%, 10/1/2050 91,015 74,006
Pool# RA3932
2.50%, 11/1/2050 198,516 166,792
Pool# RA3987
2.50%, 11/1/2050 101,802 86,348
Pool# RA4351
2.50%, 1/1/2051 236,632 199,427
Pool# RA4652
2.00%, 2/1/2051 1,042,296 847,492
Pool# RA4493
2.00%, 2/1/2051 657,396 530,726
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FHLMC UMBS Pool
Pool# QB9104
2.00%, 2/1/2051 280,573 226,571
Pool# RA4737
2.00%, 3/1/2051 804,549 650,496
Pool# RA4718
2.00%, 3/1/2051 466,661 379,443
Pool# SD7537
2.00%, 3/1/2051 118,317 96,163
Pool# SD8140
2.00%, 4/1/2051 640,046 515,980
Pool# SD0576
2.50%, 4/1/2051 58,451 49,002
Pool# QC2070
2.00%, 5/1/2051 51,128 41,699
Pool# RA5436
2.00%, 6/1/2051 157,882 127,253
Pool# RA5398
2.00%, 7/1/2051 195,527 159,347
Pool# RA6091
2.00%, 10/1/2051 160,446 129,596
Pool# RA6236
2.00%, 11/1/2051 183,178 148,875
Pool# RA6959
2.50%, 3/1/2052 33,868 28,976
Pool# QE0374
2.50%, 4/1/2052 218,401 184,099
Pool# RA7154
4.00%, 4/1/2052 38,359 36,146
Pool# SD8212
2.50%, 5/1/2052 204,902 172,539
Pool# RA7779
4.50%, 8/1/2052 5,675 5,474
Pool# RA7933
5.00%, 9/1/2052 54,873 54,763
Pool# SD1926
5.50%, 11/1/2052 149,773 152,807
Pool# SD7557
4.50%, 12/1/2052 119,943 116,862
Pool# SD2248
5.00%, 1/1/2053 64,427 64,181
Pool# QF5629
6.00%, 1/1/2053 12,346 12,967
Pool# RA8554
6.00%, 2/1/2053 89,690 91,973
Pool# SD2660
5.00%, 4/1/2053 117,701 116,566
Pool# SD2661
5.50%, 4/1/2053 48,436 48,931
Pool# SD8324
5.50%, 5/1/2053 108,780 109,717
Pool# SD2890
5.50%, 5/1/2053 28,579 29,069
Pool# SD2905
5.50%, 5/1/2053 26,777 27,033
Pool# SD3148
5.00%, 6/1/2053 130,445 130,176
Pool# SD3085
5.50%, 6/1/2053 18,216 18,563
Pool# SD3260
6.00%, 6/1/2053 35,515 36,845
Pool# SD3565
4.50%, 8/1/2053 11,998 11,622

Nationwide Bond Index Fund - April 30, 2026 (Unaudited) - Statement of Investments - 27
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FHLMC UMBS Pool
Pool# SD3603
6.00%, 8/1/2053 42,708 44,405
Pool# RJ0007
6.50%, 10/1/2053 36,096 37,973
Pool# SD4350
6.50%, 10/1/2053 11,733 12,185
Pool# SD4340
5.50%, 11/1/2053 267,438 272,601
Pool# SD4630
6.00%, 12/1/2053 50,839 52,704
Pool# SL1453
6.00%, 12/1/2053 23,696 24,340
Pool# RJ0530
6.50%, 12/1/2053 64,380 66,915
Pool# RJ0527
6.50%, 12/1/2053 7,425 7,710
Pool# RJ0717
6.50%, 1/1/2054 6,483 6,752
Pool# RJ0841
6.00%, 2/1/2054 50,691 52,604
Pool# RJ0858
6.50%, 2/1/2054 42,650 44,416
Pool# SD4870
6.50%, 2/1/2054 21,074 21,905
Pool# SD5616
6.00%, 5/1/2054 367,556 380,085
Pool# RJ1437
6.50%, 5/1/2054 42,942 45,382
Pool# SD6025
6.00%, 8/1/2054 129,972 133,008
Pool# RJ2746
5.50%, 11/1/2054 243,462 246,140
Pool# SD8491
5.00%, 12/1/2054 136,528 134,629
Pool# SL0050
5.50%, 1/1/2055 483,377 492,706
Pool# RJ3311
6.50%, 1/1/2055 66,240 69,697
Pool# SL0425
6.00%, 2/1/2055 69,923 72,829
Pool# SL0844
6.50%, 4/1/2055 199,191 206,673
Pool# RJ4130
6.00%, 5/1/2055 68,737 70,674
Pool# RQ0028
6.00%, 7/1/2055 303,264 309,615
Pool# SL2010
6.00%, 8/1/2055 22,387 23,087
Pool# SL1901
6.00%, 8/1/2055 20,304 20,769
Pool# SL2633
6.00%, 9/1/2055 150,383 153,844
Pool# SL3206
5.00%, 11/1/2055 80,589 80,019
Pool# SL3208
5.50%, 11/1/2055 116,599 117,939
Pool# RJ6022
5.50%, 3/1/2056 78,775 79,978
FNMA Pool
Pool# AC9890
6.19%, 4/1/2040(a) 53,120 54,571
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA Pool
Pool# AJ1249
6.56%, 9/1/2041(a) 16,569 17,302
Pool# AL1437
6.03%, 1/1/2042(a) 3,993 4,135
Pool# AK0714
5.96%, 2/1/2042(a) 1,045 1,082
Pool# AP1961
6.32%, 8/1/2042(a) 9,396 9,791
Pool# BF0206
4.00%, 2/1/2047 23,568 22,570
Pool# BF0200
3.50%, 11/1/2051 142,843 129,779
FNMA UMBS Pool
Pool# AP4746
3.00%, 8/1/2027 3,513 3,486
Pool# AP4640
3.00%, 9/1/2027 2,889 2,863
Pool# AQ5096
3.00%, 11/1/2027 6,916 6,847
Pool# AQ4532
3.00%, 11/1/2027 6,767 6,700
Pool# AQ3758
3.00%, 11/1/2027 5,828 5,768
Pool# AB6886
3.00%, 11/1/2027 2,740 2,713
Pool# AS0487
2.50%, 9/1/2028 21,541 21,190
Pool# 930998
4.50%, 4/1/2029 712 711
Pool# MA0243
5.00%, 11/1/2029 2,297 2,318
Pool# AL8077
3.50%, 12/1/2029 2,467 2,446
Pool# MA0268
5.00%, 12/1/2029 2,215 2,235
Pool# AD5655
5.00%, 5/1/2030 7,086 7,117
Pool# MA0443
5.00%, 5/1/2030 2,848 2,870
Pool# AB1038
5.00%, 5/1/2030 2,595 2,607
Pool# AS5420
3.00%, 7/1/2030 13,600 13,309
Pool# MA0559
5.00%, 9/1/2030 780 783
Pool# AZ9234
3.50%, 10/1/2030 2,280 2,245
Pool# AH1515
4.00%, 12/1/2030 55,027 54,516
Pool# AD0716
6.50%, 12/1/2030 24,870 25,785
Pool# MA0641
4.00%, 2/1/2031 51,639 51,148
Pool# 560868
7.50%, 2/1/2031 52 52
Pool# BC5968
2.50%, 4/1/2031 12,508 12,070
Pool# BC4430
3.00%, 4/1/2031 4,351 4,245
Pool# AL8566
3.00%, 6/1/2031 14,934 14,545

28 - Statement of Investments - April 30, 2026 (Unaudited) - Nationwide Bond Index Fund
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA UMBS Pool
Pool# AL8565
3.00%, 6/1/2031 12,902 12,559
Pool# AS8028
2.50%, 9/1/2031 44,168 42,529
Pool# 607212
7.50%, 10/1/2031 1,269 1,284
Pool# BM3814
2.50%, 12/1/2031 22,893 22,059
Pool# AS8609
3.00%, 1/1/2032 22,355 21,697
Pool# AL9585
3.50%, 1/1/2032 4,909 4,830
Pool# AS8767
3.00%, 2/1/2032 15,832 15,383
Pool# BM4624
3.00%, 2/1/2032 15,305 14,922
Pool# AL9871
3.00%, 2/1/2032 6,345 6,176
Pool# BM3269
2.50%, 4/1/2032 41,802 40,173
Pool# BM4088
3.00%, 6/1/2032 14,151 13,796
Pool# MA1107
3.50%, 7/1/2032 15,432 15,094
Pool# BH6610
3.50%, 7/1/2032 5,131 5,041
Pool# BM1669
3.00%, 8/1/2032 7,985 7,741
Pool# BM5167
3.50%, 9/1/2032 2,727 2,682
Pool# BH9391
3.50%, 10/1/2032 3,704 3,638
Pool# BM3977
3.00%, 12/1/2032 30,886 29,978
Pool# CA0951
3.00%, 12/1/2032 22,168 21,487
Pool# FM1661
2.50%, 1/1/2033 66,997 65,171
Pool# BM4338
2.50%, 1/1/2033 38,779 37,384
Pool# 656559
6.50%, 2/1/2033 6,730 6,977
Pool# 694846
6.50%, 4/1/2033 873 905
Pool# AB9402
3.00%, 5/1/2033 57,156 55,145
Pool# AB9403
3.00%, 5/1/2033 23,284 22,417
Pool# MA1527
3.00%, 8/1/2033 99,628 95,896
Pool# 750229
6.50%, 10/1/2033 7,889 8,179
Pool# 725228
6.00%, 3/1/2034 133,170 137,086
Pool# 788027
6.50%, 9/1/2034 11,446 11,921
Pool# FM4900
2.00%, 12/1/2035 37,672 34,649
Pool# CA8789
2.00%, 2/1/2036 234,263 215,024
Pool# CA9145
2.00%, 2/1/2036 187,535 172,134
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA UMBS Pool
Pool# FM5571
2.00%, 2/1/2036 97,844 89,860
Pool# CA9475
2.00%, 3/1/2036 62,523 57,388
Pool# CB0262
2.00%, 4/1/2036 1,260,632 1,157,069
Pool# FM8538
2.00%, 8/1/2036 13,857 12,723
Pool# AL4260
5.50%, 9/1/2036 10,731 10,828
Pool# MA4441
1.50%, 10/1/2036 30,585 27,442
Pool# FS0155
2.00%, 12/1/2036 43,938 40,327
Pool# BU1381
2.00%, 12/1/2036 29,916 27,456
Pool# CB2709
2.00%, 1/1/2037 71,811 65,910
Pool# MA4535
1.50%, 2/1/2037 210,930 189,250
Pool# MA4566
1.50%, 3/1/2037 358,367 321,529
Pool# CB3441
2.50%, 4/1/2037 23,672 22,283
Pool# FS2497
1.50%, 8/1/2037 29,994 26,929
Pool# MA4726
4.00%, 9/1/2037 3,803 3,711
Pool# MA4797
4.00%, 11/1/2037 4,662 4,550
Pool# 955194
7.00%, 11/1/2037 44,537 47,459
Pool# MA5223
4.00%, 11/1/2038 1,311 1,278
Pool# AB1735
3.50%, 11/1/2040 4,108 3,877
Pool# AB2067
3.50%, 1/1/2041 99,029 93,535
Pool# AB2068
3.50%, 1/1/2041 57,664 54,441
Pool# 932888
3.50%, 1/1/2041 39,908 37,694
Pool# 932891
3.50%, 1/1/2041 7,719 7,274
Pool# MA5977
4.50%, 2/1/2041 26,123 25,931
Pool# AI9920
4.00%, 9/1/2041 3,829 3,668
Pool# AI9851
4.50%, 9/1/2041 16,585 16,431
Pool# AJ5431
4.50%, 10/1/2041 43,669 43,118
Pool# AJ4861
4.00%, 12/1/2041 51,025 49,117
Pool# AX5316
4.50%, 1/1/2042 5,559 5,512
Pool# AL2499
4.50%, 1/1/2042 1,535 1,524
Pool# AW8167
3.50%, 2/1/2042 126,730 119,473
Pool# AB5185
3.50%, 5/1/2042 105,864 99,464

Nationwide Bond Index Fund - April 30, 2026 (Unaudited) - Statement of Investments - 29
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA UMBS Pool
Pool# AO3575
4.50%, 5/1/2042 40,187 39,626
Pool# AP2092
4.50%, 8/1/2042 10,168 9,952
Pool# AP7489
4.00%, 9/1/2042 176,367 169,809
Pool# AL2782
4.50%, 9/1/2042 21,917 21,704
Pool# AL2677
3.50%, 11/1/2042 55,537 52,214
Pool# MA1273
3.50%, 12/1/2042 71,841 67,453
Pool# AR8213
3.50%, 4/1/2043 61,828 58,244
Pool# AB9238
3.00%, 5/1/2043 234,679 214,307
Pool# AB9237
3.00%, 5/1/2043 183,749 167,846
Pool# AB9236
3.00%, 5/1/2043 40,592 37,057
Pool# AB9362
3.50%, 5/1/2043 163,149 153,015
Pool# AT4145
3.00%, 6/1/2043 94,496 86,293
Pool# AB9814
3.00%, 7/1/2043 232,886 212,669
Pool# AS0255
4.50%, 8/1/2043 70,513 69,351
Pool# AS0516
3.00%, 9/1/2043 91,962 83,836
Pool# BM4222
3.00%, 1/1/2044 125,747 114,773
Pool# AW1006
4.00%, 5/1/2044 44,668 43,025
Pool# AL7767
4.50%, 6/1/2044 2,911 2,881
Pool# AS3946
4.00%, 12/1/2044 145,957 139,883
Pool# BM3611
4.00%, 1/1/2045 23,548 22,672
Pool# BM3804
3.50%, 2/1/2045 13,391 12,550
Pool# AL9555
4.00%, 2/1/2045 332,567 320,139
Pool# AL6889
4.50%, 2/1/2045 23,558 23,170
Pool# BM3931
3.00%, 3/1/2045 27,389 25,034
Pool# BM3664
3.00%, 5/1/2045 125,198 114,369
Pool# AS4921
3.50%, 5/1/2045 171,889 160,318
Pool# BM5562
4.00%, 6/1/2045 39,068 37,613
Pool# AL7207
4.50%, 8/1/2045 31,229 30,714
Pool# AS6362
4.50%, 12/1/2045 5,650 5,557
Pool# AS6474
3.50%, 1/1/2046 49,762 46,606
Pool# AS6539
3.50%, 1/1/2046 43,591 40,840
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA UMBS Pool
Pool# AL9849
3.50%, 1/1/2046 37,260 34,945
Pool# AL9781
4.50%, 2/1/2046 45,199 44,662
Pool# BM4621
3.50%, 3/1/2046 28,865 27,111
Pool# BC0823
3.50%, 4/1/2046 29,367 27,329
Pool# AL8833
4.00%, 6/1/2046 48,481 46,620
Pool# AS7545
3.50%, 7/1/2046 44,725 41,547
Pool# MA2705
3.00%, 8/1/2046 111,172 100,088
Pool# BC1489
3.00%, 8/1/2046 16,179 14,590
Pool# AS7760
4.00%, 8/1/2046 45,387 43,333
Pool# AS7770
4.50%, 8/1/2046 3,904 3,840
Pool# AL8947
3.50%, 9/1/2046 9,270 8,629
Pool# AL9263
3.00%, 10/1/2046 30,813 27,746
Pool# BM3932
3.50%, 10/1/2046 36,878 34,338
Pool# FM1871
4.00%, 10/1/2046 29,800 28,686
Pool# BC4766
4.50%, 10/1/2046 8,611 8,469
Pool# AS8154
4.50%, 10/1/2046 1,902 1,872
Pool# FM1368
3.00%, 11/1/2046 296,510 268,268
Pool# BC9003
3.00%, 11/1/2046 35,625 32,026
Pool# BE5067
3.50%, 11/1/2046 99,665 92,956
Pool# BC9067
3.00%, 12/1/2046 48,662 43,745
Pool# AS8417
3.50%, 12/1/2046 41,797 38,784
Pool# AS8650
3.00%, 1/1/2047 242,580 217,074
Pool# AS8692
3.50%, 1/1/2047 43,369 40,268
Pool# BD2440
3.50%, 1/1/2047 15,305 14,208
Pool# BE7115
4.50%, 1/1/2047 1,847 1,812
Pool# BD5046
3.50%, 2/1/2047 14,927 13,863
Pool# AS8979
4.50%, 3/1/2047 9,935 9,761
Pool# BM3707
2.50%, 4/1/2047 32,241 27,785
Pool# AS9467
4.00%, 4/1/2047 3,938 3,754
Pool# AS9470
4.50%, 4/1/2047 32,691 32,098
Pool# BH0304
4.50%, 4/1/2047 2,546 2,500

30 - Statement of Investments - April 30, 2026 (Unaudited) - Nationwide Bond Index Fund
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA UMBS Pool
Pool# AS9562
3.00%, 5/1/2047 19,994 17,922
Pool# BM3237
3.50%, 5/1/2047 68,711 64,171
Pool# AS9577
3.50%, 5/1/2047 61,440 56,389
Pool# AS9586
4.00%, 5/1/2047 262,723 250,941
Pool# BM1268
4.00%, 5/1/2047 86,323 82,274
Pool# AS9794
3.50%, 6/1/2047 51,629 48,201
Pool# BE3702
4.00%, 6/1/2047 24,884 23,701
Pool# BM1295
4.50%, 6/1/2047 31,461 30,897
Pool# BE9624
4.50%, 6/1/2047 11,979 11,568
Pool# BM3801
3.00%, 7/1/2047 79,030 71,007
Pool# AS9909
3.50%, 7/1/2047 46,674 43,480
Pool# BM3556
4.00%, 9/1/2047 14,922 14,319
Pool# CA0623
4.50%, 10/1/2047 5,969 5,868
Pool# BM3379
3.00%, 12/1/2047 134,534 121,147
Pool# BJ1699
4.00%, 12/1/2047 47,409 45,395
Pool# MA3238
3.50%, 1/1/2048 80,113 73,979
Pool# MA3277
4.00%, 2/1/2048 56,125 53,045
Pool# BK1972
4.50%, 3/1/2048 10,358 10,145
Pool# MA3332
3.50%, 4/1/2048 61,562 56,581
Pool# CA1531
3.50%, 4/1/2048 18,246 17,084
Pool# CA1510
3.50%, 4/1/2048 18,085 16,729
Pool# CA1560
4.50%, 4/1/2048 17,419 17,062
Pool# CA1898
4.50%, 6/1/2048 34,283 33,617
Pool# CA1951
4.00%, 7/1/2048 15,639 14,893
Pool# BK6577
4.50%, 7/1/2048 2,795 2,732
Pool# CA2376
4.00%, 9/1/2048 22,648 21,564
Pool# MA3495
4.00%, 10/1/2048 46,941 44,682
Pool# BM4664
4.50%, 10/1/2048 24,044 23,551
Pool# FM1001
3.50%, 11/1/2048 9,128 8,371
Pool# MA3521
4.00%, 11/1/2048 37,202 35,411
Pool# MA3536
4.00%, 12/1/2048 37,422 35,549
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA UMBS Pool
Pool# BN0340
4.50%, 12/1/2048 50,247 49,145
Pool# CA2779
4.50%, 12/1/2048 27,196 26,647
Pool# MA3563
4.00%, 1/1/2049 147,643 140,188
Pool# BN3944
4.00%, 1/1/2049 14,530 13,830
Pool# CA3387
4.00%, 4/1/2049 53,397 50,956
Pool# CA3489
4.00%, 5/1/2049 33,017 31,509
Pool# MA3665
4.50%, 5/1/2049 45,493 44,433
Pool# CA3669
4.00%, 6/1/2049 65,649 62,470
Pool# CA3825
4.00%, 7/1/2049 18,536 17,708
Pool# FM2887
3.00%, 3/1/2050 73,199 64,914
Pool# FM0077
3.00%, 3/1/2050 34,384 30,468
Pool# CA5510
3.00%, 4/1/2050 105,305 93,353
Pool# MA4048
3.00%, 6/1/2050 35,785 31,701
Pool# MA4077
2.00%, 7/1/2050 77,434 62,641
Pool# CA6598
2.50%, 8/1/2050 240,392 205,252
Pool# MA4097
3.00%, 8/1/2050 7,892 6,984
Pool# BQ4909
2.00%, 9/1/2050 679,374 550,940
Pool# CA6985
2.00%, 9/1/2050 412,197 335,020
Pool# FM4222
2.50%, 9/1/2050 468,358 401,533
Pool# CA7572
2.50%, 10/1/2050 393,189 334,007
Pool# CA7368
2.50%, 10/1/2050 302,586 257,043
Pool# CA7369
2.50%, 10/1/2050 217,438 184,710
Pool# MA4181
1.50%, 11/1/2050 379,895 292,009
Pool# FM4808
2.50%, 11/1/2050 215,030 182,022
Pool# MA4210
2.50%, 12/1/2050 56,113 47,500
Pool# CA8442
2.00%, 1/1/2051 806,558 658,338
Pool# FM6031
2.00%, 2/1/2051 442,205 354,646
Pool# CA8893
2.00%, 2/1/2051 326,404 263,905
Pool# BQ9747
2.00%, 2/1/2051 281,678 227,390
Pool# CA8823
2.00%, 2/1/2051 175,612 141,987
Pool# FM6554
2.00%, 3/1/2051 435,235 353,742

Nationwide Bond Index Fund - April 30, 2026 (Unaudited) - Statement of Investments - 31
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA UMBS Pool
Pool# FM7677
2.50%, 3/1/2051 464,269 397,121
Pool# CB0149
2.00%, 4/1/2051 172,913 140,597
Pool# CB0400
2.00%, 5/1/2051 67,878 55,734
Pool# CB0684
2.00%, 6/1/2051 266,226 216,204
Pool# CB1110
2.00%, 7/1/2051 72,297 58,705
Pool# FM8160
2.50%, 7/1/2051 130,608 111,995
Pool# FM8007
2.50%, 7/1/2051 80,354 68,251
Pool# FM8011
2.50%, 8/1/2051 259,189 221,903
Pool# FM8441
2.50%, 8/1/2051 102,742 87,964
Pool# CB1330
2.50%, 8/1/2051 86,219 73,239
Pool# MA4399
2.50%, 8/1/2051 70,711 59,738
Pool# FM8794
2.50%, 9/1/2051 254,950 215,557
Pool# FM9082
2.00%, 10/1/2051 90,598 73,806
Pool# CB1871
2.50%, 10/1/2051 307,634 261,467
Pool# FM9450
2.00%, 11/1/2051 90,485 73,540
Pool# FM9543
2.50%, 12/1/2051 364,588 309,431
Pool# CB2410
2.50%, 12/1/2051 90,863 76,693
Pool# FM9806
2.50%, 12/1/2051 76,982 65,789
Pool# MA4512
2.50%, 1/1/2052 681,323 574,954
Pool# BU8176
2.50%, 1/1/2052 375,360 316,199
Pool# FS2639
2.50%, 1/1/2052 269,269 226,970
Pool# BU9929
2.00%, 2/1/2052 215,167 172,854
Pool# MA4578
2.50%, 4/1/2052 309,763 260,839
Pool# CB3351
2.50%, 4/1/2052 56,594 48,454
Pool# MA4653
3.00%, 7/1/2052 153,493 134,681
Pool# MA4700
4.00%, 8/1/2052 60,129 56,603
Pool# FS2972
4.50%, 10/1/2052 39,704 38,409
Pool# MA4785
5.00%, 10/1/2052 466,262 461,910
Pool# MA4805
4.50%, 11/1/2052 49,879 48,183
Pool# CB5084
5.00%, 11/1/2052 39,442 39,344
Pool# CB5268
4.50%, 12/1/2052 289,783 280,990
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA UMBS Pool
Pool# FS3416
5.00%, 12/1/2052 73,266 73,107
Pool# CB5535
5.00%, 1/1/2053 190,598 189,288
Pool# BW5089
5.00%, 1/1/2053 56,627 56,084
Pool# CB5642
5.50%, 2/1/2053 54,561 55,293
Pool# CB5836
5.00%, 3/1/2053 35,824 35,851
Pool# MA4941
5.50%, 3/1/2053 606,166 611,718
Pool# CB5908
5.50%, 3/1/2053 63,031 64,641
Pool# FS4070
5.50%, 3/1/2053 38,258 39,041
Pool# CB6004
5.50%, 4/1/2053 251,224 256,793
Pool# CB6182
5.00%, 5/1/2053 123,520 122,329
Pool# FS7303
5.00%, 7/1/2053 81,035 80,045
Pool# MA5073
6.00%, 7/1/2053 32,857 33,674
Pool# FS5424
4.50%, 8/1/2053 35,469 34,357
Pool# CB6921
6.00%, 8/1/2053 25,474 26,547
Pool# FS5886
6.00%, 9/1/2053 77,280 79,346
Pool# CB7115
6.00%, 9/1/2053 40,543 42,228
Pool# CB7484
6.50%, 11/1/2053 93,777 97,243
Pool# FS6294
6.50%, 11/1/2053 15,063 15,645
Pool# CB7650
6.50%, 12/1/2053 223,502 236,415
Pool# FS6529
6.50%, 12/1/2053 90,383 95,221
Pool# CB7803
6.50%, 1/1/2054 46,742 49,026
Pool# CB7865
6.50%, 1/1/2054 13,361 13,921
Pool# CB8024
6.50%, 2/1/2054 86,465 92,235
Pool# CB8342
6.00%, 4/1/2054 111,369 113,970
Pool# CB8756
6.00%, 6/1/2054 20,810 21,268
Pool# CB8823
6.50%, 7/1/2054 66,102 69,507
Pool# MA5445
6.00%, 8/1/2054 278,320 284,040
Pool# CB9010
6.00%, 8/1/2054 68,613 70,299
Pool# FS8674
6.50%, 8/1/2054 53,281 55,459
Pool# FA2727
6.50%, 8/1/2054 42,304 44,348
Pool# MA5496
5.00%, 10/1/2054 245,183 241,792

32 - Statement of Investments - April 30, 2026 (Unaudited) - Nationwide Bond Index Fund
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA UMBS Pool
Pool# FA2035
6.00%, 11/1/2054 22,366 23,198
Pool# CB9738
5.00%, 1/1/2055 199,342 197,542
Pool# CC0750
6.50%, 7/1/2055 4,551 4,758
Pool# FA2810
6.00%, 9/1/2055 125,521 128,242
Pool# FA3133
5.50%, 10/1/2055 120,496 122,839
Pool# DF6910
5.00%, 1/1/2056 43,844 43,495
Pool# CC1853
5.50%, 1/1/2056 184,817 187,303
FNMA/FHLMC UMBS, 15
Year, Single Family TBA
4.00%, 5/25/2041 260,000
253,295
FNMA/FHLMC UMBS,
30 Year, Single Family
Conventional Pool TBA
6.00%, 5/25/2056 825,000
842,187
FNMA/FHLMC UMBS, 30
Year, Single Family TBA
4.50%, 5/25/2056 100,000 96,180
5.00%, 5/25/2056 851,000 838,312
5.50%, 5/25/2056 1,046,000 1,051,203
6.50%, 5/25/2056 225,000 233,431
GNMA I Pool
Pool# 457801
7.00%, 8/15/2028 244 248
Pool# 486936
6.50%, 2/15/2029 102 104
Pool# 502969
6.00%, 3/15/2029 524 534
Pool# 487053
7.00%, 3/15/2029 183 185
Pool# 781014
6.00%, 4/15/2029 273 277
Pool# 509099
7.00%, 6/15/2029 906 923
Pool# 434505
7.50%, 8/15/2029 16 16
Pool# 781124
7.00%, 12/15/2029 1,127 1,159
Pool# 507396
7.50%, 9/15/2030 9,031 9,177
Pool# 531352
7.50%, 9/15/2030 713 724
Pool# 536334
7.50%, 10/15/2030 61 62
Pool# 535388
7.50%, 1/15/2031 203 207
Pool# 486019
7.50%, 1/15/2031 201 205
Pool# 528589
6.50%, 3/15/2031 3,595 3,635
Pool# 508473
7.50%, 4/15/2031 1,033 1,052
Pool# 781287
7.00%, 5/15/2031 560 580
Pool# 781319
7.00%, 7/15/2031 199 207
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
GNMA I Pool
Pool# 485879
7.00%, 8/15/2031 616 630
Pool# 572554
6.50%, 9/15/2031 7,606 7,684
Pool# 781328
7.00%, 9/15/2031 534 554
Pool# 550991
6.50%, 10/15/2031 204 206
Pool# 571267
7.00%, 10/15/2031 73 73
Pool# 555171
6.50%, 12/15/2031 504 511
Pool# 781380
7.50%, 12/15/2031 192 200
Pool# 781481
7.50%, 1/15/2032 782 810
Pool# 580972
6.50%, 2/15/2032 60 60
Pool# 781401
7.50%, 2/15/2032 705 740
Pool# 781916
6.50%, 3/15/2032 4,562 4,655
Pool# 552474
7.00%, 3/15/2032 1,529 1,575
Pool# 781478
7.50%, 3/15/2032 359 375
Pool# 781429
8.00%, 3/15/2032 631 659
Pool# 781431
7.00%, 4/15/2032 2,531 2,646
Pool# 552616
7.00%, 6/15/2032 11,520 11,795
Pool# 570022
7.00%, 7/15/2032 4,209 4,340
Pool# 595077
6.00%, 10/15/2032 1,256 1,283
Pool# 552903
6.50%, 11/15/2032 20,100 20,478
Pool# 552952
6.00%, 12/15/2032 1,114 1,125
Pool# 602102
6.00%, 2/15/2033 6,439 6,500
Pool# 588192
6.00%, 2/15/2033 1,331 1,348
Pool# 553144
5.50%, 4/15/2033 2,727 2,761
Pool# 604243
6.00%, 4/15/2033 2,230 2,269
Pool# 611526
6.00%, 5/15/2033 3,587 3,618
Pool# 553320
6.00%, 6/15/2033 6,823 6,958
Pool# 604788
6.50%, 11/15/2033 19,299 19,805
Pool# 781688
6.00%, 12/15/2033 7,526 7,760
Pool# 604875
6.00%, 12/15/2033 6,283 6,418
Pool# 781690
6.00%, 12/15/2033 2,747 2,831
Pool# 781699
7.00%, 12/15/2033 660 669

Nationwide Bond Index Fund - April 30, 2026 (Unaudited) - Statement of Investments - 33
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
GNMA I Pool
Pool# 621856
6.00%, 1/15/2034 4,285 4,321
Pool# 564799
6.00%, 3/15/2034 2,877 2,899
Pool# 630038
6.50%, 8/15/2034 15,523 16,600
Pool# 781804
6.00%, 9/15/2034 7,624 7,911
Pool# 781847
6.00%, 12/15/2034 6,095 6,299
Pool# 486921
5.50%, 2/15/2035 1,745 1,757
Pool# 781902
6.00%, 2/15/2035 8,827 9,326
Pool# 649510
5.50%, 10/15/2035 12,778 12,805
Pool# 652207
5.50%, 3/15/2036 21,894 22,504
Pool# 655519
5.00%, 5/15/2036 10,250 10,417
Pool# 652539
5.00%, 5/15/2036 3,486 3,520
Pool# 606308
5.50%, 5/15/2036 3,442 3,556
Pool# 656666
6.00%, 6/15/2036 5,415 5,628
Pool# 657912
6.50%, 8/15/2036 1,732 1,833
Pool# 704630
5.50%, 7/15/2039 8,426 8,698
Pool# 757039
4.00%, 12/15/2040 77,911 74,107
Pool# 757038
4.00%, 12/15/2040 75,488 72,222
Pool# 755656
4.00%, 12/15/2040 27,834 26,661
Pool# 757044
4.00%, 12/15/2040 22,297 21,357
Pool# 742235
4.00%, 12/15/2040 20,600 19,708
Pool# 755655
4.00%, 12/15/2040 16,883 16,171
Pool# 757043
4.00%, 12/15/2040 12,362 11,827
Pool# 756631
4.00%, 12/15/2040 9,790 9,378
Pool# 755959
4.00%, 1/15/2041 62,710 60,066
Pool# 742244
4.00%, 1/15/2041 51,641 49,407
Pool# 753826
4.00%, 1/15/2041 26,237 25,085
Pool# 690662
4.00%, 1/15/2041 12,354 11,820
Pool# 719486
4.00%, 1/15/2041 6,029 5,735
Pool# 757555
4.00%, 2/15/2041 12,273 11,756
Pool# 757557
4.00%, 2/15/2041 6,354 6,102
Pool# AD6012
3.50%, 4/15/2043 168,309 155,958
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
GNMA I Pool
Pool# AA6307
3.50%, 4/15/2043 51,295 47,420
Pool# AA6403
3.00%, 5/15/2043 222,572 204,179
Pool# 783781
3.50%, 6/15/2043 54,385 50,171
Pool# 784015
3.00%, 7/15/2043 12,538 11,528
Pool# 784714
3.00%, 1/15/2044 70,360 64,520
GNMA II Pool
Pool# 3851
5.50%, 5/20/2036 44,641 45,815
Pool# 4559
5.00%, 10/20/2039 64,332 65,762
Pool# 737727
4.00%, 12/20/2040 252,161 239,321
Pool# 737730
4.00%, 12/20/2040 76,184 72,305
Pool# 4923
4.50%, 1/20/2041 44,137 43,651
Pool# 4978
4.50%, 3/20/2041 6,223 6,154
Pool# 5017
4.50%, 4/20/2041 62,904 62,204
Pool# 5082
4.50%, 6/20/2041 115,622 113,678
Pool# 675523
3.50%, 3/20/2042 101,869 92,625
Pool# MA0462
3.50%, 10/20/2042 169,164 157,149
Pool# MA0625
3.50%, 12/20/2042 129,330 121,500
Pool# MA0698
3.00%, 1/20/2043 109,167 99,925
Pool# AF1001
3.50%, 6/20/2043 85,109 77,488
Pool# AJ9335
3.50%, 10/20/2044 6,119 5,535
Pool# MA2754
3.50%, 4/20/2045 62,291 57,923
Pool# MA2824
2.50%, 5/20/2045 92,167 81,034
Pool# MA2825
3.00%, 5/20/2045 129,278 116,893
Pool# MA2891
3.00%, 6/20/2045 341,402 308,553
Pool# MA2892
3.50%, 6/20/2045 28,504 26,476
Pool# MA2960
3.00%, 7/20/2045 112,650 101,802
Pool# MA3172
3.00%, 10/20/2045 40,097 36,229
Pool# MA3173
3.50%, 10/20/2045 2,457 2,281
Pool# MA3243
3.00%, 11/20/2045 36,366 32,856
Pool# MA3244
3.50%, 11/20/2045 46,767 43,212
Pool# 784098
3.00%, 12/20/2045 188,568 170,354

34 - Statement of Investments - April 30, 2026 (Unaudited) - Nationwide Bond Index Fund
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
GNMA II Pool
Pool# 784119
3.00%, 2/20/2046 149,536 135,080
Pool# MA3520
3.00%, 3/20/2046 124,460 112,419
Pool# MA3521
3.50%, 3/20/2046 105,825 97,718
Pool# MA3735
3.00%, 6/20/2046 120,147 107,799
Pool# MA3876
4.50%, 8/20/2046 3,991 3,936
Pool# MA3939
4.50%, 9/20/2046 2,292 2,260
Pool# MA4125
2.50%, 12/20/2046 35,637 31,144
Pool# MA4194
2.50%, 1/20/2047 90,144 78,828
Pool# MA4196
3.50%, 1/20/2047 12,233 11,330
Pool# MA4264
4.50%, 2/20/2047 4,503 4,441
Pool# MA4321
3.50%, 3/20/2047 157,661 146,232
Pool# AZ1974
3.50%, 4/20/2047 61,154 55,865
Pool# MA4384
4.50%, 4/20/2047 3,630 3,579
Pool# MA4512
4.50%, 6/20/2047 10,927 10,770
Pool# MA4652
3.50%, 8/20/2047 43,924 40,830
Pool# MA4836
3.00%, 11/20/2047 67,576 60,799
Pool# 784421
3.50%, 12/20/2047 159,134 147,184
Pool# MA4900
3.50%, 12/20/2047 95,505 88,305
Pool# MA4962
3.50%, 1/20/2048 3,014 2,786
Pool# 784480
3.50%, 4/20/2048 35,756 32,801
Pool# 784481
3.50%, 4/20/2048 7,087 6,482
Pool# MA5331
4.50%, 7/20/2048 28,510 27,981
Pool# MA5465
3.50%, 9/20/2048 11,139 10,286
Pool# BK2856
4.50%, 12/20/2048 4,048 3,877
Pool# MA5818
4.50%, 3/20/2049 545,759 534,907
Pool# MA6092
4.50%, 8/20/2049 16,593 16,201
Pool# MA6764
2.00%, 7/20/2050 45,011 37,120
Pool# BW4732
2.50%, 8/20/2050 283,500 238,907
Pool# BW6206
2.50%, 8/20/2050 275,393 232,076
Pool# BW4741
2.50%, 9/20/2050 301,438 254,025
Pool# MA7051
2.00%, 12/20/2050 282,329 232,388
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
GNMA II Pool
Pool# MA7311
2.00%, 4/20/2051 1,261,832 1,038,628
Pool# MA7472
2.50%, 7/20/2051 489,566 419,552
Pool# MA8197
2.50%, 8/20/2052 136,722 117,744
Pool# MA8201
4.50%, 8/20/2052 54,601 53,098
Pool# MA8428
5.00%, 11/20/2052 106,217 105,950
Pool# MA8491
5.50%, 12/20/2052 78,039 79,272
Pool# MA8800
5.00%, 4/20/2053 350,890 349,677
Pool# MA8801
5.50%, 4/20/2053 48,083 48,808
Pool# MA8879
5.50%, 5/20/2053 62,764 63,692
Pool# MA8948
5.50%, 6/20/2053 132,642 134,603
Pool# MA9017
5.50%, 7/20/2053 278,156 282,035
Pool# 786798
5.50%, 7/20/2053 50,040 51,076
Pool# MA9171
5.50%, 9/20/2053 45,358 45,914
Pool# MA9172
6.00%, 9/20/2053 68,392 70,201
Pool# MA9242
6.00%, 10/20/2053 107,032 109,846
Pool# MA9243
6.50%, 10/20/2053 15,093 15,824
Pool# MA9727
6.50%, 6/20/2054 23,850 25,070
Pool# MA9781
6.50%, 7/20/2054 1,677 1,754
Pool# MA9852
6.00%, 8/20/2054 57,098 58,504
Pool# MA9965
5.50%, 10/20/2054 367,271 370,469
Pool# MB0558
6.50%, 8/20/2055 12,008 12,561
Pool# MB0624
6.00%, 9/20/2055 141,817 144,664
Pool# MB0939
6.50%, 2/20/2056 8,958 9,402
GNMA TBA
2.00%, 5/15/2056 525,000 431,839
2.50%, 5/15/2056 50,000 42,821
4.50%, 5/15/2056 50,000 48,211
5.00%, 5/15/2056 1,175,000 1,164,708
5.50%, 5/15/2056 475,000 478,338
6.00%, 5/15/2056 475,000 484,242
Total Mortgage-Backed Securities
(cost $60,754,199)
55,352,253

Nationwide Bond Index Fund - April 30, 2026 (Unaudited) - Statement of Investments - 35
Municipal Bonds 0 .4%
Principal
Amount ($) Value ($)
California 0 .1%
Bay Area Toll Authority,
RB, Series S-3, 6.91%,
10/1/2050 25,000 27,918
Los Angeles Department of
Water & Power, RB, Series
D, 6.57%, 7/1/2045 50,000 52,370
Regents of the University of
California Medical Center,
RB, Series N, 3.01%,
5/15/2050 115,000 74,796
155,084
Georgia 0 .0%
†
Municipal Electric Authority
of Georgia, RB, Series A,
6.66%, 4/1/2057 43,000 45,770
Illinois 0 .1%
Chicago O'Hare International
Airport, RB, Series C,
4.57%, 1/1/2054 35,000 30,026
State of Illinois, GO, 5.10%,
6/1/2033 74,167 75,331
105,357
Louisiana 0 .0%
†
Louisiana Local Government
Environmental Facilities &
Community Development
Authority, RB, 5.20%,
12/1/2039 60,000 61,657
Nebraska 0 .0%
†
University of Nebraska
Facilities Corp. (The), RB,
Series A, 3.04%, 10/1/2049 55,000 39,046
New Jersey 0 .0%
†
New Jersey Economic
Development Authority,
RB, 7.43%, 2/15/2029 37,000 38,676
New York 0 .1%
New York City Municipal
Water Finance Authority,
RB, Series CC, 5.88%,
6/15/2044 25,000 25,128
Port Authority of New York
& New Jersey, RB, Series
159, 6.04%, 12/1/2029 100,000 106,504
131,632
Ohio 0 .0%
†
JobsOhio Beverage System,
RB, Series 2013B, 4.53%,
1/1/2035 90,000 89,482
Texas 0 .1%
Dallas Fort Worth International
Airport, RB, Series A,
2.99%, 11/1/2038 50,000 43,081
Dallas Independent School
District, GO, Series C,
6.45%, 2/15/2035 100,000 101,872
Municipal Bonds
Principal
Amount ($) Value ($)
Texas
Grand Parkway Transportation
Corp., RB, Series B, 3.24%,
10/1/2052 25,000 17,238
State of Texas, GO, Series A,
5.52%, 4/1/2039 46,865 47,502
Texas Department of
Transportation State
Highway Fund, RB, 5.18%,
4/1/2030 100,000 101,441
Texas Natural Gas
Securitization Finance Corp.
Series A-1, 5.10%,
4/1/2035 11,862 12,179
Series A-2, 5.17%,
4/1/2041 15,000 15,076
338,389
Wisconsin 0 .0%
†
State of Wisconsin, RB, Series
C, 3.15%, 5/1/2027 20,000 19,863
Total Municipal Bonds
(cost $1,099,145)
1,024,956
Supranational 1 .4%
African Development Bank,
4.38%, 3/14/2028 200,000 201,549
Asian Development Bank
2.50%, 11/2/2027 250,000 244,845
2.75%, 1/19/2028 200,000 196,191
4.50%, 8/25/2028 210,000 212,686
3.13%, 9/26/2028 75,000 73,642
3.75%, 8/28/2030 50,000 49,453
4.38%, 3/22/2035 25,000 25,025
Asian Infrastructure
Investment Bank (The),
4.00%, 1/18/2028 100,000 100,129
Corp. Andina de Fomento,
5.00%, 1/24/2029 50,000 51,060
European Bank for
Reconstruction &
Development, 4.13%,
1/25/2029 150,000 150,669
European Investment Bank
4.50%, 10/16/2028 50,000 50,671
4.00%, 2/15/2029 50,000 50,095
3.75%, 11/15/2029 50,000 49,645
3.63%, 7/15/2030 80,000 78,837
3.75%, 2/14/2033 200,000 194,411
4.13%, 2/13/2034 100,000 99,009
Inter-American Development
Bank
4.00%, 1/12/2028 300,000 300,387
1.13%, 1/13/2031 50,000 43,813
3.50%, 4/12/2033 200,000 191,106
4.38%, 7/16/2035 25,000 24,976
Inter-American Investment
Corp., 4.25%, 2/14/2029 80,000 80,480

36 - Statement of Investments - April 30, 2026 (Unaudited) - Nationwide Bond Index Fund
Supranational
Principal
Amount ($) Value ($)
International Bank for
Reconstruction &
Development
0.75%, 11/24/2027 80,000 76,186
4.63%, 8/1/2028 210,000 213,152
1.75%, 10/23/2029 250,000 232,105
4.13%, 3/20/2030 40,000 40,191
4.00%, 7/25/2030 50,000 49,971
4.00%, 1/10/2031 75,000 74,882
3.88%, 8/28/2034 75,000 72,596
4.38%, 8/27/2035 50,000 49,995
Total Supranational
(cost $3,312,187)
3,277,757
U.S. Government Agency Securities 0 .5%
FHLB, 5.50%, 7/15/2036 200,000 216,391
FHLMC
6.75%, 3/15/2031 200,000 223,790
6.25%, 7/15/2032(b) 165,000 183,607
FNMA
6.25%, 5/15/2029 100,000 106,818
7.25%, 5/15/2030 200,000 224,413
0.88%, 8/5/2030 80,000 70,294
Tennessee Valley Authority,
4.88%, 1/15/2048 100,000 95,905
Total U.S. Government Agency Securities
(cost $1,147,130)
1,121,218
U.S. Treasury Obligations 45 .7%
U.S. Treasury Bonds
5.25%, 11/15/2028 (b) 100,000 103,246
4.50%, 2/15/2036 (b) 80,000 81,141
4.75%, 2/15/2037 (b) 200,000 205,969
4.50%, 8/15/2039 185,000 182,080
4.38%, 11/15/2039 480,000 464,888
1.13%, 5/15/2040 350,000 219,105
1.13%, 8/15/2040 260,000 161,058
1.38%, 11/15/2040 330,000 211,071
1.88%, 2/15/2041 500,000 343,906
2.25%, 5/15/2041 490,000 354,504
1.75%, 8/15/2041 68,000 45,138
3.75%, 8/15/2041 150,000 132,709
2.00%, 11/15/2041 550,000 377,609
3.13%, 11/15/2041 70,000 56,834
3.13%, 2/15/2042 80,000 64,641
3.25%, 5/15/2042 300,000 245,590
2.75%, 8/15/2042 140,000 106,165
3.38%, 8/15/2042 300,000 248,801
2.75%, 11/15/2042 250,000 188,584
4.00%, 11/15/2042 200,000 179,648
3.13%, 2/15/2043 242,000 192,173
3.88%, 2/15/2043 692,000 609,933
2.88%, 5/15/2043 652,000 496,615
3.88%, 5/15/2043 400,000 351,594
3.63%, 8/15/2043 500,000 423,359
4.38%, 8/15/2043 200,000 187,172
3.75%, 11/15/2043 250,000 214,795
4.75%, 11/15/2043 200,000 195,828
U.S. Treasury Obligations
Principal
Amount ($) Value ($)
U.S. Treasury Bonds
3.63%, 2/15/2044 300,000 252,551
4.50%, 2/15/2044 190,000 180,040
4.63%, 5/15/2044 150,000 144,199
3.13%, 8/15/2044 220,000 170,913
4.13%, 8/15/2044 269,000 241,848
3.00%, 11/15/2044 260,000 197,275
4.63%, 11/15/2044 250,000 239,736
4.75%, 2/15/2045 247,000 240,487
3.00%, 5/15/2045 200,000 150,773
5.00%, 5/15/2045 200,000 200,781
4.88%, 8/15/2045 144,000 142,223
4.63%, 11/15/2045 124,000 118,478
2.50%, 2/15/2046 260,000 177,562
4.63%, 2/15/2046 70,000 66,850
2.50%, 5/15/2046 400,000 272,109
2.25%, 8/15/2046 (b) 300,000 193,652
2.88%, 11/15/2046 275,000 199,063
3.00%, 2/15/2047 400,000 295,188
3.00%, 5/15/2047 (b) 400,000 294,328
2.75%, 8/15/2047 350,000 245,191
3.00%, 2/15/2048 500,000 364,727
3.13%, 5/15/2048 200,000 148,875
3.00%, 8/15/2048 350,000 253,887
3.38%, 11/15/2048 500,000 387,402
2.88%, 5/15/2049 400,000 281,187
2.25%, 8/15/2049 300,000 184,453
2.38%, 11/15/2049 350,000 220,445
2.00%, 2/15/2050 260,000 149,612
1.25%, 5/15/2050 270,000 126,605
1.88%, 2/15/2051 550,000 301,641
2.38%, 5/15/2051 664,000 410,487
2.00%, 8/15/2051 700,000 393,504
1.88%, 11/15/2051 205,000 111,156
2.25%, 2/15/2052 800,000 475,875
2.88%, 5/15/2052 640,000 438,100
3.00%, 8/15/2052 600,000 421,055
4.00%, 11/15/2052 750,000 636,504
3.63%, 2/15/2053 489,000 387,475
3.63%, 5/15/2053 510,000 403,677
4.13%, 8/15/2053 700,000 606,238
4.75%, 11/15/2053 580,000 556,936
4.25%, 2/15/2054 600,000 530,672
4.63%, 5/15/2054 500,000 470,742
4.25%, 8/15/2054 674,000 596,174
4.50%, 11/15/2054 460,000 424,332
4.63%, 2/15/2055 421,000 396,480
4.75%, 5/15/2055 426,000 409,576
4.75%, 8/15/2055 414,000 398,281
4.63%, 11/15/2055 595,000 561,159
4.75%, 2/15/2056 431,000 414,972
U.S. Treasury Notes
2.38%, 5/15/2027 500,000 492,793
2.63%, 5/31/2027 700,000 691,332
3.88%, 5/31/2027 1,222,000 1,222,907
3.75%, 6/30/2027 (b) 726,000 725,404
2.75%, 7/31/2027 300,000 296,039
3.88%, 7/31/2027 334,000 334,091
2.25%, 8/15/2027 500,000 489,922
3.75%, 8/15/2027 354,000 353,502
0.50%, 8/31/2027 500,000 478,379
3.13%, 8/31/2027 700,000 693,410
3.38%, 9/15/2027 268,000 266,294

Nationwide Bond Index Fund - April 30, 2026 (Unaudited) - Statement of Investments - 37
U.S. Treasury Obligations
Principal
Amount ($) Value ($)
U.S. Treasury Notes
0.38%, 9/30/2027 500,000 476,289
3.88%, 10/15/2027 500,000 500,000
0.50%, 10/31/2027 500,000 475,723
3.50%, 10/31/2027 (b) 1,334,000 1,326,757
2.25%, 11/15/2027 (b) 870,000 848,964
4.13%, 11/15/2027 800,000 802,875
0.63%, 11/30/2027 250,000 237,598
3.38%, 11/30/2027 105,000 104,192
3.88%, 11/30/2027 (b) 430,000 429,950
0.63%, 12/31/2027 500,000 473,926
3.38%, 12/31/2027 (b) 298,000 295,567
3.88%, 12/31/2027 800,000 799,813
4.25%, 1/15/2028 758,000 762,471
0.75%, 1/31/2028 500,000 473,691
3.50%, 1/31/2028 (b) 1,104,000 1,096,798
2.75%, 2/15/2028 800,000 784,344
4.25%, 2/15/2028 201,000 202,241
1.13%, 2/29/2028 700,000 666,176
4.00%, 2/29/2028 300,000 300,598
3.88%, 3/15/2028 631,000 630,827
1.25%, 3/31/2028 500,000 475,820
3.63%, 3/31/2028 600,000 597,047
3.75%, 4/15/2028 284,000 283,235
1.25%, 4/30/2028 700,000 664,754
3.50%, 4/30/2028 417,000 413,856
2.88%, 5/15/2028 1,000,000 980,117
3.75%, 5/15/2028 879,000 876,562
1.25%, 5/31/2028 700,000 663,277
3.63%, 5/31/2028 350,000 348,127
3.88%, 6/15/2028 (b) 1,138,000 1,137,644
1.25%, 6/30/2028 700,000 661,910
4.00%, 6/30/2028 750,000 751,699
1.00%, 7/31/2028 200,000 187,617
4.13%, 7/31/2028 700,000 703,445
1.13%, 8/31/2028 370,000 347,251
4.38%, 8/31/2028 400,000 404,156
1.25%, 9/30/2028 500,000 469,648
4.63%, 9/30/2028 (b) 500,000 508,320
1.38%, 10/31/2028 500,000 470,117
4.88%, 10/31/2028 300,000 306,832
1.50%, 11/30/2028 500,000 470,703
3.50%, 12/15/2028 656,000 649,440
3.75%, 12/31/2028 300,000 298,770
1.75%, 1/31/2029 500,000 471,992
4.00%, 1/31/2029 400,000 400,891
2.63%, 2/15/2029 457,000 441,558
4.25%, 2/28/2029 718,000 724,395
3.50%, 3/15/2029 626,000 619,104
2.38%, 3/31/2029 400,000 383,156
4.13%, 3/31/2029 800,000 804,531
2.88%, 4/30/2029 350,000 339,719
4.63%, 4/30/2029 400,000 407,906
2.38%, 5/15/2029 100,000 95,613
2.75%, 5/31/2029 300,000 289,852
4.50%, 5/31/2029 500,000 508,301
3.25%, 6/30/2029 (b) 400,000 392,031
4.25%, 6/30/2029 600,000 605,695
2.63%, 7/31/2029 300,000 288,106
4.00%, 7/31/2029 600,000 601,172
3.13%, 8/31/2029 400,000 389,844
3.63%, 8/31/2029 1,220,000 1,207,943
3.50%, 9/30/2029 840,000 828,122
U.S. Treasury Obligations
Principal
Amount ($) Value ($)
U.S. Treasury Notes
3.88%, 9/30/2029 300,000 299,297
4.00%, 10/31/2029 1,100,000 1,101,676
4.13%, 10/31/2029 211,000 212,162
3.88%, 11/30/2029 250,000 249,316
4.13%, 11/30/2029 250,000 251,406
3.88%, 12/31/2029 700,000 697,895
4.38%, 12/31/2029 483,000 489,773
3.50%, 1/31/2030 650,000 639,463
1.50%, 2/15/2030 700,000 639,981
4.00%, 2/28/2030 1,082,000 1,083,141
3.63%, 3/31/2030 100,000 98,738
4.00%, 3/31/2030 1,160,000 1,161,088
3.50%, 4/30/2030 50,000 49,115
3.88%, 4/30/2030 635,000 632,569
0.63%, 5/15/2030 700,000 612,965
3.75%, 5/31/2030 300,000 297,363
4.00%, 5/31/2030 575,000 575,359
3.88%, 6/30/2030 560,000 557,594
3.88%, 7/31/2030 280,000 278,720
4.00%, 7/31/2030 550,000 550,043
0.63%, 8/15/2030 220,000 191,005
3.63%, 8/31/2030 888,000 874,645
4.13%, 8/31/2030 400,000 401,891
3.63%, 9/30/2030 735,000 723,860
4.63%, 9/30/2030 (b) 500,000 512,461
3.63%, 10/31/2030 416,000 409,549
4.88%, 10/31/2030 550,000 569,400
0.88%, 11/15/2030 800,000 696,750
3.50%, 11/30/2030 669,000 654,888
4.38%, 11/30/2030 200,000 202,984
3.63%, 12/31/2030 270,000 265,581
3.75%, 12/31/2030 400,000 395,422
3.75%, 1/31/2031 848,000 838,328
1.13%, 2/15/2031 800,000 700,219
3.50%, 2/28/2031 924,000 903,354
4.25%, 2/28/2031 600,000 605,766
3.88%, 3/31/2031 597,000 593,036
4.13%, 3/31/2031 500,000 502,031
4.63%, 4/30/2031 400,000 410,500
1.63%, 5/15/2031 900,000 801,387
4.63%, 5/31/2031 440,000 451,550
4.25%, 6/30/2031 400,000 403,703
4.13%, 7/31/2031 500,000 501,660
1.25%, 8/15/2031 900,000 780,152
3.75%, 8/31/2031 400,000 393,922
3.63%, 9/30/2031 500,000 489,141
4.13%, 10/31/2031 460,000 460,952
1.38%, 11/15/2031 250,000 216,436
4.13%, 11/30/2031 600,000 601,008
4.38%, 1/31/2032 263,000 266,544
1.88%, 2/15/2032 430,000 380,584
4.13%, 2/29/2032 352,000 352,124
4.13%, 3/31/2032 365,000 365,029
4.00%, 4/30/2032 287,000 285,038
2.88%, 5/15/2032 640,000 596,900
4.13%, 5/31/2032 329,000 328,717
4.00%, 6/30/2032 336,000 333,336
4.00%, 7/31/2032 210,000 208,212
2.75%, 8/15/2032 850,000 783,926
3.88%, 8/31/2032 358,000 352,294
3.88%, 9/30/2032 251,000 246,882
3.75%, 10/31/2032 497,000 485,002

38 - Statement of Investments - April 30, 2026 (Unaudited) - Nationwide Bond Index Fund
U.S. Treasury Obligations
Principal
Amount ($) Value ($)
U.S. Treasury Notes
4.13%, 11/15/2032 500,000 498,379
3.75%, 11/30/2032 400,000 390,109
4.00%, 1/31/2033 256,000 253,110
3.50%, 2/15/2033 730,000 700,002
3.75%, 2/28/2033 327,000 318,365
4.25%, 3/31/2033 244,000 244,686
3.38%, 5/15/2033 157,000 149,015
3.88%, 8/15/2033 900,000 880,031
4.50%, 11/15/2033 917,000 931,794
4.00%, 2/15/2034 1,077,000 1,057,900
4.38%, 5/15/2034 1,300,000 1,308,074
3.88%, 8/15/2034 1,250,000 1,212,988
4.25%, 11/15/2034 1,000,000 995,000
4.63%, 2/15/2035 988,000 1,008,763
4.25%, 5/15/2035 1,212,000 1,202,957
4.25%, 8/15/2035 1,054,000 1,044,778
4.00%, 11/15/2035 752,000 729,793
4.13%, 2/15/2036 780,000 763,547
Total U.S. Treasury Obligations
(cost $112,703,385)
107,035,907
Short-Term Investments 0 .1%
Shares
Money Market Funds 0 .1%
Invesco Government
& Agency Portfolio,
Institutional Shares,3.58%(f)
(g) 100,000 100,000
Morgan Stanley Institutional
Liquidity Fund - Government
Portfolio, Institutional
Shares,3.57%(f)(g) 100,000 100,000
Total Short-Term Investments
(cost $200,000)
200,000
Repurchase Agreements 2 .0%
Principal
Amount ($)
CF Secured, LLC
3.61%, dated 4/30/2026,
due 5/1/2026, repurchase
price $1,578,091,
collateralized by U.S.
Government Treasury
Securities, ranging from
0.00% - 6.13%, maturing
5/15/2026 - 2/15/2056;
total market value
$1,609,652. (g)(h) 1,577,932 1,577,932
Repurchase Agreements
Principal
Amount ($) Value ($)
Marex Capital Markets, Inc.
3.69%, dated 4/30/2026,
due 5/1/2026, repurchase
price $1,000,103,
collateralized by U.S.
Government Treasury
Securities, ranging from
0.00% - 4.75%, maturing
6/11/2026 - 2/15/2056;
total market value
$1,020,105. (g)(h) 1,000,000 1,000,000
Santander US Capital
Markets
3.64%, dated 4/30/2026,
due 5/1/2026, repurchase
price $10,001,
collateralized by U.S.
Government Treasury
Securities, ranging from
1.63% - 6.25%, maturing
11/30/2026 - 2/15/2054;
total market value
$10,201. (g)(h) 10,000 10,000
Santander US Capital
Markets
3.65%, dated 4/30/2026,
due 5/1/2026, repurchase
price $2,000,203,
collateralized by U.S.
Government Agency
and Treasury Securities,
ranging from 0.01%
- 5.00%, maturing
4/30/2027 - 7/25/2054;
total market value
$2,040,207. (g)(h) 2,000,000 2,000,000
Total Repurchase Agreements
(cost $4,587,932)
4,587,932
Total Investments
(cost $251,599,894) — 100.9%
236,475,752
Liabilities in excess of other
assets — (0.9)% (1,996,365)
NET ASSETS — 100.0%
$ 234,479,387

Nationwide Bond Index Fund - April 30, 2026 (Unaudited) - Statement of Investments - 39
† Amount rounds to less than 0.1%.
(a) Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest
rates and prepayments on the underlying pool of assets.  See
Note – for further information. The interest rate shown was
the current rate as of April 30, 2026.
(b) The security or a portion of this security is on loan as of
April 30, 2026. The total value of securities on loan as of
April 30, 2026 was $14,087,396, which was collateralized by
cash used to purchase money market funds and repurchase
agreements with a value of $200,000 and $4,587,932,
respectively, and by $9,721,008 of collateral in the form
of  U.S. Government Treasury Securities, interest rates
ranging from 0.00% - 4.75%, and maturity dates ranging from
5/15/2026 - 2/15/2056, a total value of $14,508,940.
(c) Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board
of Trustees. The liquidity determination is unaudited. The
aggregate value of these securities as of April 30, 2026 was
$390,232 which represents 0.17% of net assets.
(d) Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate as
of April 30, 2026.
(e) Step Bond. Coupon rate is set for an initial period and then increases to a higher coupon rate at a specific date. The rate shown is the rate as of April 30, 2026.
(f) Represents 7-day effective yield as of April 30, 2026.
(g) Security or a portion of the security was purchased with cash collateral held from securities on loan. The total value of
securities purchased with cash collateral as of April 30, 2026 was $4,787,932.
(h) Please refer to Note 2 for additional information on the joint repurchase agreement.
ACES Alternative Credit Enhancement Services
FHLB Federal Home Loan Bank
FHLMC Federal Home Loan Mortgage Corp.
FNMA Federal National Mortgage Association
GNMA Government National Mortgage Association
GO General Obligation
RB Revenue Bond
REIT Real Estate Investment Trust
REMICS Real Estate Mortgage Investment Conduits
SOFR Secured Overnight Financing Rate
TBA To Be Announced; Security is subject to
delayed delivery
UMBS Uniform Mortgage-Backed Securities
The accompanying notes are an integral part of these financial statements.

40 - Statement of Investments - April 30, 2026 (Unaudited) - Nationwide International Index Fund
Common Stocks 98 .2%
Shares Value ($)
AUSTRALIA 7 .4%
Banks 2 .2%
ANZ Group Holdings Ltd. 117,739 3,133,709
Commonwealth Bank of
Australia 65,221 8,179,975
National Australia Bank Ltd. 119,822 3,453,930
Westpac Banking Corp. 133,602 3,713,030
18,480,644
Biotechnology 0 .2%
CSL Ltd. 18,951 1,710,675
Broadline Retail 0 .3%
Wesfarmers Ltd. 44,346 2,343,822
Capital Markets 0 .3%
ASX Ltd. 7,137 313,314
Macquarie Group Ltd. 14,143 2,425,671
2,738,985
Commercial Services & Supplies 0 .1%
Brambles Ltd. 53,762 876,517
Consumer Staples Distribution & Retail 0 .2%
Coles Group Ltd. 51,503 821,163
Woolworths Group Ltd. 47,070 1,165,822
1,986,985
Diversified REITs 0 .0%
†
Stockland 98,811 289,020
Diversified Telecommunication Services 0 .1%
Telstra Group Ltd. 151,288 580,398
Electric Utilities 0 .1%
Origin Energy Ltd. 66,168 580,160
Financial Services 0 .1%
Washington H Soul Pattinson
& Co. Ltd.(a) 12,851 390,450
Gas Utilities 0 .0%
†
APA Group 50,141 373,285
Health Care Equipment & Supplies 0 .0%
†
Cochlear Ltd. 2,416 165,433
Health Care Providers & Services 0 .1%
Sigma Healthcare Ltd. 208,904 421,952
Sonic Healthcare Ltd.(a) 18,831 270,243
692,195
Health Care Technology 0 .0%
†
Pro Medicus Ltd. 2,373 233,728
Hotels, Restaurants & Leisure 0 .1%
Aristocrat Leisure Ltd. 21,226 731,408
Lottery Corp. Ltd. (The) 90,465 361,188
1,092,596
Industrial REITs 0 .2%
Goodman Group 79,872 1,727,899
Insurance 0 .3%
Insurance Australia Group
Ltd. 91,650 492,474
Medibank Pvt Ltd. 111,863 378,384
QBE Insurance Group Ltd. 58,809 948,709
Suncorp Group Ltd. 42,954 530,137
2,349,704
Interactive Media & Services 0 .1%
CAR Group Ltd. 15,106 280,499
REA Group Ltd.(a) 2,209 274,190
554,689
Common Stocks
Shares Value ($)
AUSTRALIA
Metals & Mining 2 .4%
BHP Group Ltd. 197,945 7,835,787
Evolution Mining Ltd. 79,785 693,459
Fortescue Ltd. 65,931 945,620
Glencore plc 386,348 2,992,730
Lynas Rare Earths Ltd.* 34,168 488,299
Northern Star Resources Ltd. 53,092 811,386
Rio Tinto Ltd.(a) 14,505 1,752,752
Rio Tinto plc 43,996 4,395,540
South32 Ltd. 175,680 521,340
20,436,913
Oil, Gas & Consumable Fuels 0 .3%
Santos Ltd. 126,376 727,055
Woodside Energy Group Ltd. 74,260 1,777,609
2,504,664
Passenger Airlines 0 .0%
†
Qantas Airways Ltd. 28,489 173,620
Professional Services 0 .1%
Computershare Ltd. 20,713 452,682
Retail REITs 0 .1%
Scentre Group 200,776 540,628
Vicinity Ltd. 144,166 260,989
801,617
Software 0 .0%
†
WiseTech Global Ltd.(a) 8,266 257,715
Trading Companies & Distributors 0 .0%
†
SGH Ltd. 7,903 223,036
Transportation Infrastructure 0 .1%
Transurban Group 121,184 1,230,530
63,247,962
AUSTRIA 0 .3%
Banks 0 .3%
BAWAG Group AG Reg. S(b) 3,103 535,062
Erste Group Bank AG 11,917 1,331,462
Raiffeisen Bank International
AG 5,391 296,751
2,163,275
Electric Utilities 0 .0%
†
Verbund AG 2,598 196,002
Oil, Gas & Consumable Fuels 0 .0%
†
OMV AG 5,507 388,905
2,748,182
BELGIUM 0 .9%
Banks 0 .2%
KBC Group NV 8,897 1,187,319
Beverages 0 .3%
Anheuser-Busch InBev SA/
NV 38,307 2,895,624
Chemicals 0 .0%
†
Syensqo SA 3,138 207,483
Distributors 0 .0%
†
D'ieteren Group(a) 828 171,075
Electric Utilities 0 .0%
†
Elia Group SA/NV* 1,781 296,214

Nationwide International Index Fund - April 30, 2026 (Unaudited) - Statement of Investments - 41
Common Stocks
Shares Value ($)
BELGIUM
Financial Services 0 .1%
Groupe Bruxelles Lambert
NV 3,114 292,039
Sofina SA(a) 565 145,492
437,531
Food Products 0 .0%
†
Lotus Bakeries NV(a) 14 169,545
Insurance 0 .1%
Ageas SA/NV 6,056 474,023
Pharmaceuticals 0 .2%
Financiere de Tubize SA*(a) 821 188,959
UCB SA* 4,891 1,320,082
1,509,041
7,347,855
BRAZIL 0 .0%
†
Chemicals 0 .0%
†
Yara International ASA 6,275 365,099
CHILE 0 .1%
Metals & Mining 0 .1%
Antofagasta plc 15,571 765,712
CHINA 0 .5%
Banks 0 .1%
BOC Hong Kong Holdings
Ltd. 145,600 836,499
Broadline Retail 0 .3%
Prosus NV 50,669 2,449,315
Food Products 0 .0%
†
Wilmar International Ltd. 76,958 218,859
Machinery 0 .1%
Yangzijiang Shipbuilding
Holdings Ltd. 98,900 337,329
Marine Transportation 0 .0%
†
SITC International Holdings
Co. Ltd. 56,000 235,314
Real Estate Management & Development 0 .0%
†
Wharf Holdings Ltd. (The)(a) 48,644 160,961
4,238,277
CZECH REPUBLIC 0 .0%
†
Aerospace & Defense 0 .0%
†
CSG NV* 8,106 175,745
DENMARK 1 .6%
Air Freight & Logistics 0 .2%
DSV A/S 7,962 1,947,750
Banks 0 .2%
Danske Bank A/S 26,022 1,336,869
Beverages 0 .1%
Carlsberg A/S, Class B 3,654 494,572
Biotechnology 0 .1%
Genmab A/S* 2,456 650,038
Building Products 0 .0%
†
ROCKWOOL A/S, Class B 3,800 110,343
Chemicals 0 .1%
Novonesis Novozymes B,
Class B 13,816 847,788
Common Stocks
Shares Value ($)
DENMARK
Electrical Equipment 0 .1%
Vestas Wind Systems A/S 38,869 1,195,534
Health Care Equipment & Supplies 0 .1%
Coloplast A/S, Class B 5,047 312,803
Demant A/S* 3,222 102,050
414,853
Independent Power and Renewable Electricity Producers
0 .1%
Orsted A/S Reg. S*(b) 21,156 566,977
Insurance 0 .0%
†
Tryg A/S 13,567 325,566
Pharmaceuticals 0 .6%
Novo Nordisk A/S, Class B 125,802 5,297,239
Textiles, Apparel & Luxury Goods 0 .0%
†
Pandora A/S 3,136 238,794
13,426,323
FINLAND 1 .3%
Banks 0 .3%
Nordea Bank Abp 120,718 2,266,849
Communications Equipment 0 .3%
Nokia OYJ 206,447 2,593,130
Consumer Staples Distribution & Retail 0 .0%
†
Kesko OYJ, Class B 9,988 245,770
Diversified Telecommunication Services 0 .0%
†
Elisa OYJ 5,181 251,392
Electric Utilities 0 .1%
Fortum OYJ 17,091 430,804
Insurance 0 .1%
Sampo OYJ, Class A 96,187 999,288
Machinery 0 .3%
Kone OYJ, Class B 13,211 840,684
Metso Oyj 25,633 446,924
Wartsila OYJ Abp 20,250 850,358
2,137,966
Oil, Gas & Consumable Fuels 0 .1%
Neste OYJ 15,716 541,966
Paper & Forest Products 0 .1%
Stora Enso OYJ, Class R 22,390 250,649
UPM-Kymmene OYJ 20,754 623,763
874,412
Pharmaceuticals 0 .0%
†
Orion OYJ, Class B 4,256 343,798
10,685,375
FRANCE 8 .2%
Aerospace & Defense 1 .2%
Airbus SE 23,077 4,784,563
Dassault Aviation SA 802 280,221
Safran SA 13,859 4,418,857
Thales SA 3,589 984,257
10,467,898
Automobile Components 0 .1%
Cie Generale des
Etablissements Michelin
SCA 25,300 918,288

42 - Statement of Investments - April 30, 2026 (Unaudited) - Nationwide International Index Fund
Common Stocks
Shares Value ($)
FRANCE
Automobiles 0 .0%
†
Renault SA 7,383 260,147
Banks 0 .8%
BNP Paribas SA 38,996 4,104,132
Credit Agricole SA 41,019 796,289
Societe Generale SA 26,792 2,145,366
7,045,787
Beverages 0 .1%
Pernod Ricard SA 7,761 573,198
Building Products 0 .2%
Cie de Saint-Gobain SA 17,249 1,575,646
Capital Markets 0 .0%
†
Amundi SA Reg. S(b) 2,300 222,717
Chemicals 0 .6%
Air Liquide SA 22,707 4,887,897
Construction & Engineering 0 .4%
Bouygues SA 7,441 441,678
Eiffage SA 2,680 432,433
Vinci SA 19,165 2,900,022
3,774,133
Consumer Staples Distribution & Retail 0 .1%
Carrefour SA 22,802 453,949
Diversified REITs 0 .0%
†
Covivio SA 1,964 129,955
Diversified Telecommunication Services 0 .2%
Orange SA 72,120 1,506,902
Electrical Equipment 0 .2%
Legrand SA 10,176 1,822,328
Food Products 0 .2%
Danone SA 25,072 1,966,092
Ground Transportation 0 .0%
†
Ayvens SA Reg. S(b) 14,217 192,288
Health Care Equipment & Supplies 0 .3%
BioMerieux 1,452 122,428
EssilorLuxottica SA 11,839 2,524,600
2,647,028
Hotels, Restaurants & Leisure 0 .1%
Accor SA 7,642 379,929
Sodexo SA 3,264 166,079
546,008
Insurance 0 .4%
AXA SA 64,805 3,121,683
IT Services 0 .1%
Capgemini SE 5,923 716,885
Life Sciences Tools & Services 0 .0%
†
Sartorius Stedim Biotech 1,129 209,113
Machinery 0 .0%
†
Alstom SA*(a) 12,895 261,241
Media 0 .1%
Publicis Groupe SA 8,822 825,482
Multi-Utilities 0 .4%
Engie SA 72,026 2,378,400
Veolia Environnement SA 24,927 1,054,420
3,432,820
Common Stocks
Shares Value ($)
FRANCE
Office REITs 0 .0%
†
Gecina SA 1,804 152,501
Oil, Gas & Consumable Fuels 0 .9%
Bollore SE 28,719 181,311
TotalEnergies SE 77,399 7,206,944
7,388,255
Personal Care Products 0 .5%
L'Oreal SA 9,414 4,038,240
Pharmaceuticals 0 .0%
†
Ipsen SA 1,433 281,922
Professional Services 0 .0%
†
Bureau Veritas SA(a) 12,817 393,090
Retail REITs 0 .1%
Klepierre SA 8,550 346,354
Unibail-Rodamco-Westfield 4,729 576,439
922,793
Software 0 .1%
Dassault Systemes SE 27,163 612,956
Textiles, Apparel & Luxury Goods 1 .0%
Hermes International SCA 1,248 2,390,873
Kering SA 2,854 777,151
LVMH Moet Hennessy Louis
Vuitton SE 9,698 5,146,220
8,314,244
Trading Companies & Distributors 0 .0%
†
Rexel SA 8,811 371,505
Transportation Infrastructure 0 .1%
Aeroports de Paris SA(a) 1,427 173,357
Getlink SE(a) 10,847 243,030
416,387
70,449,378
GERMANY 8 .9%
Aerospace & Defense 0 .5%
Hensoldt AG 2,660 240,773
MTU Aero Engines AG 2,085 717,210
Rheinmetall AG 1,805 2,874,769
3,832,752
Air Freight & Logistics 0 .3%
Deutsche Post AG 35,633 2,104,667
Automobile Components 0 .0%
†
Continental AG* 4,079 307,705
Automobiles 0 .5%
Bayerische Motoren Werke
AG 10,709 980,887
Bayerische Motoren Werke
AG (Preference) 2,014 183,836
Dr Ing hc F Porsche AG
(Preference) Reg. S(a)(b) 4,415 213,785
Mercedes-Benz Group AG 27,971 1,630,256
Porsche Automobil Holding
SE (Preference) 6,500 236,799
Volkswagen AG (Preference) 7,987 808,256
4,053,819
Banks 0 .2%
Commerzbank AG 29,026 1,201,822
Capital Markets 0 .5%
Deutsche Bank AG
(Registered) 70,300 2,190,669

Nationwide International Index Fund - April 30, 2026 (Unaudited) - Statement of Investments - 43
Common Stocks
Shares Value ($)
GERMANY
Capital Markets
Deutsche Boerse AG 7,433 2,282,881
4,473,550
Chemicals 0 .3%
BASF SE 34,656 2,226,921
Evonik Industries AG(a) 10,245 212,603
Symrise AG, Class A 5,080 449,049
2,888,573
Construction & Engineering 0 .1%
Hochtief AG 637 342,397
Construction Materials 0 .1%
Heidelberg Materials AG 5,183 1,148,002
Diversified Telecommunication Services 0 .6%
Deutsche Telekom AG
(Registered) 143,032 4,629,921
Electrical Equipment 0 .8%
Siemens Energy AG 30,205 6,406,783
Entertainment 0 .0%
†
CTS Eventim AG & Co.
KGaA 2,409 158,852
Health Care Equipment & Supplies 0 .1%
Siemens Healthineers AG
Reg. S(b) 13,048 534,705
Health Care Providers & Services 0 .1%
Fresenius Medical Care AG 8,896 403,356
Fresenius SE & Co. KGaA 16,160 783,335
1,186,691
Household Products 0 .1%
Henkel AG & Co. KGaA 4,262 293,680
Henkel AG & Co. KGaA
(Preference) 6,074 442,356
736,036
Independent Power and Renewable Electricity Producers
0 .2%
RWE AG 24,490 1,780,750
Industrial Conglomerates 1 .0%
Siemens AG (Registered) 29,620 8,797,567
Insurance 1 .3%
Allianz SE (Registered) 14,852 6,790,185
Hannover Rueck SE 2,380 719,351
Muenchener
Rueckversicherungs-
Gesellschaft AG in
Muenchen (Registered) 5,061 3,033,049
Talanx AG 2,440 317,951
10,860,536
Interactive Media & Services 0 .0%
†
Scout24 SE Reg. S(b) 3,125 260,682
Life Sciences Tools & Services 0 .0%
†
Sartorius AG (Preference) 968 247,187
Machinery 0 .2%
Daimler Truck Holding AG 17,792 897,775
GEA Group AG 5,492 376,520
Knorr-Bremse AG 2,806 326,269
Rational AG 187 137,419
1,737,983
Common Stocks
Shares Value ($)
GERMANY
Multi-Utilities 0 .2%
E.ON SE 86,957 1,926,164
Passenger Airlines 0 .0%
†
Deutsche Lufthansa AG
(Registered) 24,950 214,268
Personal Care Products 0 .0%
†
Beiersdorf AG 3,735 309,244
Pharmaceuticals 0 .3%
Bayer AG (Registered) 38,048 1,698,915
Merck KGaA 5,118 661,745
2,360,660
Real Estate Management & Development 0 .1%
LEG Immobilien SE 2,706 189,213
Vonovia SE 30,693 826,271
1,015,484
Semiconductors & Semiconductor Equipment 0 .4%
Infineon Technologies AG 50,650 3,403,918
Software 0 .8%
Nemetschek SE 2,473 179,382
SAP SE 40,698 6,968,123
7,147,505
Specialty Retail 0 .0%
†
Zalando SE Reg. S*(a)(b) 9,273 228,682
Textiles, Apparel & Luxury Goods 0 .1%
adidas AG 6,623 1,147,718
Trading Companies & Distributors 0 .1%
Brenntag SE 4,802 349,565
75,794,188
HONG KONG 1 .8%
Capital Markets 0 .3%
Futu Holdings Ltd., ADR 2,254 348,265
Hong Kong Exchanges &
Clearing Ltd. 46,900 2,491,213
2,839,478
Diversified Telecommunication Services 0 .0%
†
HKT Trust & HKT Ltd. 159,420 258,724
Electric Utilities 0 .1%
CK Infrastructure Holdings
Ltd. 23,000 192,606
CLP Holdings Ltd. 63,500 609,312
Power Assets Holdings Ltd.
(a) 53,800 445,149
1,247,067
Food Products 0 .1%
WH Group Ltd. Reg. S(b) 333,743 409,083
Gas Utilities 0 .1%
Hong Kong & China Gas Co.
Ltd. 457,565 422,789
Ground Transportation 0 .0%
†
MTR Corp. Ltd.(a) 57,214 245,048
Industrial Conglomerates 0 .0%
†
Swire Pacific Ltd., Class A 14,000 152,574
Insurance 0 .7%
AIA Group Ltd. 410,400 4,520,087
Prudential plc 98,591 1,477,107
5,997,194

44 - Statement of Investments - April 30, 2026 (Unaudited) - Nationwide International Index Fund
Common Stocks
Shares Value ($)
HONG KONG
Machinery 0 .1%
Techtronic Industries Co. Ltd. 58,000 844,673
Real Estate Management & Development 0 .3%
CK Asset Holdings Ltd. 72,386 454,596
Henderson Land
Development Co. Ltd.(a) 58,352 230,688
Hongkong Land Holdings
Ltd. 42,800 339,447
Sino Land Co. Ltd. 142,200 228,411
Sun Hung Kai Properties Ltd. 55,200 968,172
Wharf Real Estate
Investment Co. Ltd. 69,270 217,169
2,438,483
Retail REITs 0 .1%
Link REIT 105,101 528,354
15,383,467
INDONESIA 0 .1%
Industrial Conglomerates 0 .1%
Jardine Matheson Holdings
Ltd. 6,300 428,507
IRELAND 0 .4%
Banks 0 .2%
AIB Group plc 83,774 953,850
Bank of Ireland Group plc 36,465 723,161
1,677,011
Building Products 0 .1%
Kingspan Group plc 5,928 548,927
Food Products 0 .0%
†
Kerry Group plc, Class A 6,221 528,588
Trading Companies & Distributors 0 .1%
AerCap Holdings NV 6,485 922,232
3,676,758
ISRAEL 1 .1%
Aerospace & Defense 0 .1%
Elbit Systems Ltd. 1,105 919,655
Banks 0 .4%
Bank Hapoalim BM 48,712 1,307,981
Bank Leumi Le-Israel BM 57,739 1,463,450
Israel Discount Bank Ltd.,
Class A 47,553 531,447
Mizrahi Tefahot Bank Ltd. 6,279 496,180
3,799,058
Chemicals 0 .0%
†
ICL Group Ltd. 31,608 169,964
Insurance 0 .1%
Phoenix Financial Ltd. 8,704 524,780
Pharmaceuticals 0 .2%
Teva Pharmaceutical
Industries Ltd., ADR* 44,419 1,557,774
Real Estate Management & Development 0 .0%
†
Azrieli Group Ltd. 1,582 254,908
Semiconductors & Semiconductor Equipment 0 .2%
Nova Ltd.* 1,134 564,090
Tower Semiconductor Ltd.* 4,336 912,741
1,476,831
Common Stocks
Shares Value ($)
ISRAEL
Software 0 .1%
Check Point Software
Technologies Ltd.* 3,270 367,777
Nice Ltd.* 2,226 226,241
594,018
9,296,988
ITALY 3 .3%
Aerospace & Defense 0 .1%
Leonardo SpA 15,675 976,109
Automobiles 0 .2%
Ferrari NV 4,882 1,683,773
Banks 1 .3%
Banca Monte dei Paschi di
Siena SpA 76,494 820,990
Banco BPM SpA 43,229 629,903
BPER Banca SpA 61,743 910,926
FinecoBank Banca Fineco
SpA 23,426 580,851
Intesa Sanpaolo SpA 546,410 3,712,932
UniCredit SpA 54,423 4,205,826
10,861,428
Beverages 0 .1%
Coca-Cola HBC AG 8,363 486,781
Davide Campari-Milano
NV(a) 23,347 172,891
659,672
Diversified Telecommunication Services 0 .1%
Telecom Italia SpA*(a) 715,622 596,823
Electric Utilities 0 .5%
Enel SpA 318,763 3,719,111
Terna - Rete Elettrica
Nazionale(a) 54,528 656,342
4,375,453
Electrical Equipment 0 .2%
Prysmian SpA 10,906 1,652,705
Financial Services 0 .1%
Banca Mediolanum SpA(a) 9,718 212,962
Poste Italiane SpA Reg. S(b) 18,420 489,063
702,025
Gas Utilities 0 .1%
Italgas SpA 24,562 296,938
Snam SpA 79,686 629,265
926,203
Insurance 0 .2%
Generali(a) 32,900 1,473,187
Unipol Assicurazioni SpA 13,076 341,557
1,814,744
Oil, Gas & Consumable Fuels 0 .2%
Eni SpA(a) 79,221 2,238,827
Passenger Airlines 0 .1%
Ryanair Holdings plc 32,674 872,674
Pharmaceuticals 0 .0%
†
Recordati Industria Chimica
e Farmaceutica SpA 4,114 239,806
Textiles, Apparel & Luxury Goods 0 .1%
Moncler SpA 9,069 546,619
28,146,861

Nationwide International Index Fund - April 30, 2026 (Unaudited) - Statement of Investments - 45
Common Stocks
Shares Value ($)
IVORY COAST 0 .1%
Metals & Mining 0 .1%
Endeavour Mining plc 7,302 439,728
JAPAN 22 .7%
Automobile Components 0 .5%
Aisin Corp. 18,000 288,131
Bridgestone Corp. 45,400 951,143
Denso Corp. 67,000 805,219
Sumitomo Electric Industries
Ltd. 27,900 1,839,931
3,884,424
Automobiles 1 .2%
Honda Motor Co. Ltd.(a) 142,800 1,154,172
Isuzu Motors Ltd. 21,400 295,345
Nissan Motor Co. Ltd.*(a) 91,400 209,155
Subaru Corp.(a) 23,800 354,157
Suzuki Motor Corp. 61,400 685,296
Toyota Motor Corp. 369,300 7,067,257
Yamaha Motor Co. Ltd.(a) 37,800 266,674
10,032,056
Banks 2 .5%
Chiba Bank Ltd. (The) 21,800 305,337
Japan Post Bank Co. Ltd. 68,800 1,192,549
Mitsubishi UFJ Financial
Group, Inc. 439,384 7,964,481
Mizuho Financial Group, Inc. 97,251 4,215,927
Resona Holdings, Inc. 81,101 1,012,532
Sumitomo Mitsui Financial
Group, Inc. 143,115 5,039,700
Sumitomo Mitsui Trust
Group, Inc. 24,952 831,287
Yokohama Financial Group,
Inc. 40,600 388,113
20,949,926
Beverages 0 .1%
Asahi Group Holdings Ltd. 58,700 581,481
Kirin Holdings Co. Ltd. 31,100 490,911
Suntory Beverage & Food
Ltd. 5,500 158,308
1,230,700
Broadline Retail 0 .1%
Pan Pacific International
Holdings Corp. 77,000 438,251
Rakuten Group, Inc.* 60,600 295,469
Ryohin Keikaku Co. Ltd. 19,200 445,418
1,179,138
Building Products 0 .2%
AGC, Inc. 7,520 269,966
Daikin Industries Ltd. 10,300 1,467,609
1,737,575
Capital Markets 0 .3%
Daiwa Securities Group, Inc.
(a) 54,000 509,411
Japan Exchange Group, Inc. 37,000 442,953
Nomura Holdings, Inc. 117,400 941,630
SBI Holdings, Inc. 21,940 446,222
2,340,216
Chemicals 0 .6%
Asahi Kasei Corp. 50,300 493,856
Mitsubishi Chemical Group
Corp. 47,900 279,848
Common Stocks
Shares Value ($)
JAPAN
Chemicals
Nippon Paint Holdings Co.
Ltd.(a) 37,900 239,754
Nippon Sanso Holdings
Corp. 6,300 224,254
Nitto Denko Corp. 25,850 498,927
Shin-Etsu Chemical Co. Ltd. 65,900 3,070,832
Toray Industries, Inc. 53,200 381,328
5,188,799
Commercial Services & Supplies 0 .1%
Dai Nippon Printing Co. Ltd. 15,100 288,011
Secom Co. Ltd. 15,600 573,659
TOPPAN Holdings, Inc.(a) 9,300 278,494
1,140,164
Construction & Engineering 0 .3%
Kajima Corp. 16,700 657,381
Obayashi Corp. 25,300 595,823
Shimizu Corp. 20,200 395,387
Taisei Corp. 5,700 622,447
2,271,038
Consumer Staples Distribution & Retail 0 .3%
Aeon Co. Ltd. 87,000 837,317
MatsukiyoCocokara & Co.(a) 12,600 184,135
Seven & i Holdings Co. Ltd. 82,600 986,626
Tsuruha Holdings, Inc. 8,000 104,914
2,112,992
Diversified Telecommunication Services 0 .1%
NTT, Inc. 1,161,200 1,131,623
Electric Utilities 0 .1%
Chubu Electric Power Co.,
Inc. 26,100 451,009
Kansai Electric Power Co.,
Inc. (The) 37,800 607,180
1,058,189
Electrical Equipment 0 .7%
Fuji Electric Co. Ltd. 5,340 451,489
Fujikura Ltd. 58,800 2,319,926
Mitsubishi Electric Corp. 74,300 2,983,721
Nidec Corp.* 33,600 516,727
6,271,863
Electronic Equipment, Instruments & Components 1 .1%
Ibiden Co. Ltd.(a) 9,000 784,862
Keyence Corp. 7,572 3,468,263
Kyocera Corp. 49,600 865,623
Murata Manufacturing Co.
Ltd. 65,200 2,170,325
Shimadzu Corp. 9,000 209,828
TDK Corp. 77,000 1,436,571
Yokogawa Electric Corp. 8,500 299,356
9,234,828
Entertainment 0 .4%
Capcom Co. Ltd. 14,300 301,444
Konami Group Corp. 3,700 449,159
Nexon Co. Ltd. 14,900 252,840
Nintendo Co. Ltd. 43,100 2,096,667
Toho Co. Ltd. 20,500 190,763
3,290,873
Financial Services 0 .2%
Mitsubishi HC Capital, Inc. 33,500 305,300
ORIX Corp. 45,400 1,516,660

46 - Statement of Investments - April 30, 2026 (Unaudited) - Nationwide International Index Fund
Common Stocks
Shares Value ($)
JAPAN
Financial Services
Sony Financial Group, Inc. 252,100 226,098
2,048,058
Food Products 0 .2%
Ajinomoto Co., Inc. 34,900 1,133,662
Kikkoman Corp.(a) 26,500 241,948
1,375,610
Gas Utilities 0 .1%
Osaka Gas Co. Ltd. 13,980 508,349
Tokyo Gas Co. Ltd. 12,080 515,961
1,024,310
Ground Transportation 0 .3%
Central Japan Railway Co. 30,000 720,347
East Japan Railway Co. 37,070 803,392
Hankyu Hanshin Holdings,
Inc. 8,900 257,210
Seibu Holdings, Inc. 8,600 204,516
Tokyu Corp. 19,150 203,950
West Japan Railway Co. 16,200 293,563
2,482,978
Health Care Equipment & Supplies 0 .4%
Hoya Corp. 13,200 2,471,208
Olympus Corp.(a) 42,400 418,709
Sysmex Corp. 21,500 189,259
Terumo Corp. 53,000 678,865
3,758,041
Health Care Technology 0 .0%
†
M3, Inc.(a) 17,000 163,808
Hotels, Restaurants & Leisure 0 .1%
Oriental Land Co. Ltd.(a) 42,700 596,934
Zensho Holdings Co. Ltd.(a) 3,300 181,735
778,669
Household Durables 0 .8%
Panasonic Holdings Corp. 90,902 1,876,418
Sekisui House Ltd. 23,000 500,967
Sony Group Corp. 240,200 4,802,542
7,179,927
Household Products 0 .0%
†
Unicharm Corp. 45,100 263,392
Industrial Conglomerates 0 .7%
Hikari Tsushin, Inc. 600 146,341
Hitachi Ltd. 178,200 5,603,794
Sekisui Chemical Co. Ltd. 14,500 220,139
5,970,274
Insurance 1 .0%
Daiichi Life Group, Inc. 137,000 1,266,918
Japan Post Holdings Co. Ltd. 69,500 812,599
Japan Post Insurance Co.
Ltd.(a) 21,900 214,786
MS&AD Insurance Group
Holdings, Inc. 50,265 1,303,024
Sompo Holdings, Inc. 34,675 1,289,152
T&D Holdings, Inc. 17,800 433,376
Tokio Marine Holdings, Inc. 71,800 3,255,115
8,574,970
Interactive Media & Services 0 .0%
†
LY Corp.(a) 100,000 264,485
IT Services 0 .5%
Fujitsu Ltd. 68,700 1,395,004
NEC Corp. 50,600 1,351,237
Common Stocks
Shares Value ($)
JAPAN
IT Services
Nomura Research Institute
Ltd. 14,254 383,999
Obic Co. Ltd. 12,600 332,602
Otsuka Corp. 9,300 173,953
TIS, Inc. 8,900 195,675
3,832,470
Leisure Products 0 .1%
Bandai Namco Holdings, Inc. 22,547 523,554
Shimano, Inc. 2,900 303,985
827,539
Machinery 1 .4%
Daifuku Co. Ltd. 13,100 572,312
Ebara Corp.(a) 17,700 620,606
FANUC Corp. 36,500 1,619,240
IHI Corp. 40,200 738,591
Kawasaki Heavy Industries
Ltd. 29,500 611,914
Komatsu Ltd. 37,000 1,563,944
Kubota Corp. 38,900 639,306
Makita Corp. 8,200 307,929
MINEBEA MITSUMI, Inc. 13,800 277,491
Mitsubishi Heavy Industries
Ltd. 125,200 3,714,486
SMC Corp. 2,200 1,079,254
Toyota Industries Corp.* 1,360 177,439
11,922,512
Marine Transportation 0 .2%
Kawasaki Kisen Kaisha Ltd.
(a) 14,600 239,715
Mitsui OSK Lines Ltd.(a) 13,100 493,397
Nippon Yusen KK 15,620 567,443
1,300,555
Metals & Mining 0 .3%
JFE Holdings, Inc. 22,400 246,533
JX Advanced Metals Corp. 21,300 660,791
Nippon Steel Corp. 187,930 689,137
Sumitomo Metal Mining Co.
Ltd. 9,700 591,955
2,188,416
Office REITs 0 .0%
†
Nippon Building Fund, Inc. 303 254,699
Oil, Gas & Consumable Fuels 0 .2%
ENEOS Holdings, Inc. 107,317 908,522
Idemitsu Kosan Co. Ltd. 31,420 272,050
Inpex Corp.(a) 34,400 897,179
2,077,751
Passenger Airlines 0 .0%
†
ANA Holdings, Inc. 5,300 88,071
Japan Airlines Co. Ltd. 5,574 87,535
175,606
Personal Care Products 0 .1%
Kao Corp. 17,700 659,094
Shiseido Co. Ltd.(a) 15,800 322,012
981,106
Pharmaceuticals 0 .9%
Astellas Pharma, Inc. 70,700 1,014,001
Chugai Pharmaceutical Co.
Ltd. 26,000 1,366,286
Daiichi Sankyo Co. Ltd. 70,300 1,166,377
Eisai Co. Ltd. 10,000 300,423

Nationwide International Index Fund - April 30, 2026 (Unaudited) - Statement of Investments - 47
Common Stocks
Shares Value ($)
JAPAN
Pharmaceuticals
Kyowa Kirin Co. Ltd. 8,900 134,921
Otsuka Holdings Co. Ltd. 16,900 1,238,058
Shionogi & Co. Ltd. 30,500 622,160
Takeda Pharmaceutical Co.
Ltd. 62,097 2,065,429
7,907,655
Professional Services 0 .3%
Recruit Holdings Co. Ltd. 55,000 2,567,498
Real Estate Management & Development 0 .5%
Daito Trust Construction Co.
Ltd. 11,000 247,331
Daiwa House Industry Co.
Ltd. 21,600 662,193
Hulic Co. Ltd.(a) 19,100 216,112
Mitsubishi Estate Co. Ltd. 40,900 1,166,097
Mitsui Fudosan Co. Ltd. 103,200 1,128,849
Sumitomo Realty &
Development Co. Ltd. 23,700 738,793
4,159,375
Semiconductors & Semiconductor Equipment 2 .0%
Advantest Corp. 29,900 5,600,782
Disco Corp. 3,600 1,733,346
Kioxia Holdings Corp.* 7,300 1,815,970
Lasertec Corp. 3,200 887,621
Renesas Electronics Corp. 69,400 1,440,684
SCREEN Holdings Co. Ltd.
(a) 6,200 409,580
Tokyo Electron Ltd. 17,500 5,191,243
17,079,226
Software 0 .0%
†
Oracle Corp. Japan 1,300 72,395
Specialty Retail 0 .5%
Fast Retailing Co. Ltd. 7,400 3,471,149
Nitori Holdings Co. Ltd.(a) 16,500 238,106
Sanrio Co. Ltd.(a) 32,500 189,776
ZOZO, Inc. 16,500 111,265
4,010,296
Technology Hardware, Storage & Peripherals 0 .2%
Canon, Inc. 33,900 872,651
FUJIFILM Holdings Corp. 42,600 789,255
1,661,906
Textiles, Apparel & Luxury Goods 0 .1%
Asics Corp. 27,300 777,756
Tobacco 0 .2%
Japan Tobacco, Inc.(a) 46,900 1,761,120
Trading Companies & Distributors 1 .8%
ITOCHU Corp. 232,200 2,895,102
Marubeni Corp. 55,100 2,156,453
Mitsubishi Corp. 125,600 4,057,408
Mitsui & Co. Ltd. 96,500 3,661,896
MonotaRO Co. Ltd.(a) 8,800 105,786
Sumitomo Corp. 42,600 1,601,209
Toyota Tsusho Corp. 26,500 1,043,522
15,521,376
Wireless Telecommunication Services 1 .0%
KDDI Corp. 114,500 1,885,640
SoftBank Corp. 1,123,200 1,592,436
Common Stocks
Shares Value ($)
JAPAN
Wireless Telecommunication Services
SoftBank Group Corp. 145,000 4,911,698
8,389,774
194,407,957
LUXEMBOURG 0 .2%
Capital Markets 0 .0%
†
CVC Capital Partners plc
Reg. S(a)(b) 8,940 136,177
Life Sciences Tools & Services 0 .1%
Eurofins Scientific SE 4,574 317,628
Metals & Mining 0 .1%
ArcelorMittal SA 16,509 941,800
1,395,605
MACAU 0 .1%
Hotels, Restaurants & Leisure 0 .1%
Galaxy Entertainment Group
Ltd. 81,000 345,256
Sands China Ltd.(a) 91,500 192,184
537,440
MEXICO 0 .0%
†
Metals & Mining 0 .0%
†
Fresnillo plc 8,493 379,544
NETHERLANDS 4 .9%
Banks 0 .5%
ABN AMRO Bank NV, CVA
Reg. S(b) 21,852 765,709
ING Groep NV 114,662 3,325,766
4,091,475
Beverages 0 .1%
Heineken Holding NV 5,232 372,406
Heineken NV(a) 11,155 863,687
1,236,093
Biotechnology 0 .2%
Argenx SE* 2,403 1,880,095
Capital Markets 0 .1%
Euronext NV Reg. S(b) 2,939 493,435
Chemicals 0 .0%
†
Akzo Nobel NV 6,875 404,039
Consumer Staples Distribution & Retail 0 .2%
Koninklijke Ahold Delhaize
NV 35,351 1,661,275
Diversified Telecommunication Services 0 .1%
Koninklijke KPN NV 147,610 790,676
Entertainment 0 .1%
Universal Music Group NV 42,624 892,499
Financial Services 0 .2%
Adyen NV Reg. S*(b) 977 1,105,581
EXOR NV 3,783 297,233
1,402,814
Food Products 0 .0%
†
Magnum Ice Cream Co. NV
(The)* 19,935 290,657
Health Care Equipment & Supplies 0 .1%
Koninklijke Philips NV 29,836 787,072
Insurance 0 .2%
ASR Nederland NV 5,882 446,099

48 - Statement of Investments - April 30, 2026 (Unaudited) - Nationwide International Index Fund
Common Stocks
Shares Value ($)
NETHERLANDS
Insurance
NN Group NV 10,187 892,329
1,338,428
Professional Services 0 .1%
Randstad NV(a) 4,364 129,807
Wolters Kluwer NV 9,006 704,608
834,415
Semiconductors & Semiconductor Equipment 2 .9%
ASM International NV 1,815 1,777,681
ASML Holding NV 15,128 21,838,811
BE Semiconductor Industries
NV(a) 2,799 818,190
24,434,682
Software 0 .1%
Nebius Group NV, Class
A*(a) 8,260 1,141,780
41,679,435
NEW ZEALAND 0 .2%
Electric Utilities 0 .0%
†
Contact Energy Ltd. 37,423 210,649
Financial Services 0 .0%
†
Infratil Ltd. 39,419 291,672
Health Care Equipment & Supplies 0 .1%
Fisher & Paykel Healthcare
Corp. Ltd. 22,401 485,657
Independent Power and Renewable Electricity Producers
0 .0%
†
Meridian Energy Ltd. 47,550 160,186
Software 0 .1%
Xero Ltd.* 6,661 389,074
Transportation Infrastructure 0 .0%
†
Auckland International
Airport Ltd. 68,275 333,198
1,870,436
NIGERIA 0 .0%
†
Wireless Telecommunication Services 0 .0%
†
Airtel Africa plc Reg. S(b) 36,757 178,369
NORWAY 0 .6%
Aerospace & Defense 0 .1%
Kongsberg Gruppen ASA 17,197 576,571
Banks 0 .1%
DNB Bank ASA 35,242 1,066,906
Diversified Telecommunication Services 0 .0%
†
Telenor ASA 23,277 383,138
Food Products 0 .1%
Mowi ASA 19,401 430,940
Orkla ASA 27,365 337,505
Salmar ASA 2,467 148,845
917,290
Insurance 0 .0%
†
Gjensidige Forsikring ASA 7,583 212,727
Metals & Mining 0 .1%
Norsk Hydro ASA 53,687 605,756
Oil, Gas & Consumable Fuels 0 .2%
Aker BP ASA 11,860 465,565
Common Stocks
Shares Value ($)
NORWAY
Oil, Gas & Consumable Fuels
Equinor ASA 30,402 1,244,897
1,710,462
5,472,850
POLAND 0 .0%
†
Air Freight & Logistics 0 .0%
†
InPost SA* 9,497 169,783
PORTUGAL 0 .2%
Banks 0 .0%
†
Banco Comercial Portugues
SA, Class R 304,558 325,145
Consumer Staples Distribution & Retail 0 .0%
†
Jeronimo Martins SGPS SA 10,228 245,867
Electric Utilities 0 .1%
EDP SA 118,966 648,481
Oil, Gas & Consumable Fuels 0 .1%
Galp Energia SGPS SA 16,559 388,157
1,607,650
SINGAPORE 1 .7%
Aerospace & Defense 0 .1%
Singapore Technologies
Engineering Ltd. 61,400 520,752
Banks 0 .9%
DBS Group Holdings Ltd. 82,925 3,825,454
Oversea-Chinese Banking
Corp. Ltd. 131,989 2,280,728
United Overseas Bank Ltd. 48,862 1,395,035
7,501,217
Broadline Retail 0 .2%
Sea Ltd., ADR* 15,332 1,301,380
Capital Markets 0 .1%
Singapore Exchange Ltd. 35,000 600,510
Diversified REITs 0 .0%
†
CapitaLand Integrated
Commercial Trust 240,037 446,014
Diversified Telecommunication Services 0 .1%
Singapore
Telecommunications Ltd. 293,903 1,063,040
Ground Transportation 0 .0%
†
Grab Holdings Ltd., Class
A*(a) 87,438 334,013
Industrial Conglomerates 0 .1%
Keppel Ltd. 55,900 479,088
Industrial REITs 0 .0%
†
CapitaLand Ascendas REIT 156,063 306,399
Multi-Utilities 0 .0%
†
Sembcorp Industries Ltd. 37,500 196,237
Office REITs 0 .0%
†
Keppel REIT 6,211 4,379
Passenger Airlines 0 .0%
†
Singapore Airlines Ltd. 60,182 298,068
Real Estate Management & Development 0 .0%
†
CapitaLand Investment Ltd. 99,345 218,045

Nationwide International Index Fund - April 30, 2026 (Unaudited) - Statement of Investments - 49
Common Stocks
Shares Value ($)
SINGAPORE
Semiconductors & Semiconductor Equipment 0 .2%
STMicroelectronics NV(a) 27,141 1,495,577
14,764,719
SOUTH AFRICA 0 .3%
Metals & Mining 0 .3%
Anglo American plc 43,490 2,139,123
SOUTH KOREA 0 .0%
†
Hotels, Restaurants & Leisure 0 .0%
†
Delivery Hero SE Reg. S*(a)
(b) 8,194 198,137
SPAIN 3 .6%
Banks 1 .8%
Banco Bilbao Vizcaya
Argentaria SA 221,936 4,908,402
Banco de Sabadell SA(a) 194,484 754,807
Banco Santander SA 572,312 6,999,779
Bankinter SA 26,412 440,127
CaixaBank SA 149,639 1,908,601
15,011,716
Biotechnology 0 .0%
†
Grifols SA(a) 12,552 132,362
Construction & Engineering 0 .1%
ACS Actividades de
Construccion y Servicios
SA 7,109 1,025,662
Diversified Telecommunication Services 0 .2%
Cellnex Telecom SA Reg.
S(b) 18,217 612,834
Telefonica SA(a) 142,531 647,641
1,260,475
Electric Utilities 0 .8%
Acciona SA(a) 921 268,134
Endesa SA 12,772 573,126
Iberdrola SA 250,410 5,869,259
Redeia Corp. SA 16,266 284,629
6,995,148
Gas Utilities 0 .0%
†
Naturgy Energy Group SA 9,810 308,026
Hotels, Restaurants & Leisure 0 .1%
Amadeus IT Group SA(a) 17,764 1,021,611
Independent Power and Renewable Electricity Producers
0 .0%
†
EDP Renovaveis SA*(a) 11,993 199,674
Insurance 0 .0%
†
Mapfre SA 37,854 185,427
IT Services 0 .0%
†
Indra Sistemas SA(a) 3,204 184,487
Oil, Gas & Consumable Fuels 0 .2%
Repsol SA 44,223 1,183,298
Specialty Retail 0 .3%
Industria de Diseno Textil
SA(a) 42,262 2,532,291
Transportation Infrastructure 0 .1%
Aena SME SA Reg. S(b) 29,016 792,538
30,832,715
Common Stocks
Shares Value ($)
SWEDEN 3 .2%
Aerospace & Defense 0 .1%
Saab AB, Class B 12,371 752,007
Banks 0 .4%
Skandinaviska Enskilda
Banken AB, Class A 60,031 1,181,237
Svenska Handelsbanken AB,
Class A 55,621 788,331
Swedbank AB, Class A 33,163 1,165,558
3,135,126
Biotechnology 0 .0%
†
Swedish Orphan Biovitrum
AB* 7,228 335,554
Building Products 0 .2%
Assa Abloy AB, Class B(a) 39,151 1,498,168
Nibe Industrier AB, Class
B(a) 55,651 250,772
1,748,940
Capital Markets 0 .1%
EQT AB(a) 18,831 607,419
Commercial Services & Supplies 0 .0%
†
Securitas AB, Class B(a) 18,888 316,232
Communications Equipment 0 .2%
Telefonaktiebolaget LM
Ericsson, Class B 109,319 1,293,963
Construction & Engineering 0 .0%
†
Skanska AB, Class B 13,407 359,914
Diversified Telecommunication Services 0 .1%
Telia Co. AB 90,226 471,807
Electronic Equipment, Instruments & Components 0 .1%
Hexagon AB, Class B 80,579 872,949
Financial Services 0 .4%
Industrivarden AB, Class A 4,231 224,861
Industrivarden AB, Class
C(a) 5,985 314,942
Investor AB, Class B 71,167 2,890,670
L E Lundbergforetagen AB,
Class B 2,740 158,996
3,589,469
Hotels, Restaurants & Leisure 0 .0%
†
Evolution AB Reg. S(b) 5,289 369,182
Household Products 0 .1%
Essity AB, Class B 24,107 639,123
Industrial Conglomerates 0 .1%
Investment AB Latour, Class
B 6,259 143,395
Lifco AB, Class B(a) 9,339 292,675
436,070
Machinery 1 .1%
Alfa Laval AB 11,154 666,882
Atlas Copco AB, Class A(a) 104,921 2,029,440
Atlas Copco AB, Class B(a) 60,970 1,032,992
Epiroc AB, Class A(a) 25,816 740,843
Epiroc AB, Class B(a) 15,611 389,160
Indutrade AB 10,359 222,906
Sandvik AB(a) 41,535 1,742,306
SKF AB, Class B(a) 13,322 332,676
Trelleborg AB, Class B(a) 7,832 320,494

50 - Statement of Investments - April 30, 2026 (Unaudited) - Nationwide International Index Fund
Common Stocks
Shares Value ($)
SWEDEN
Machinery
Volvo AB, Class B 62,075 2,164,882
9,642,581
Metals & Mining 0 .1%
Boliden AB(a) 11,046 582,028
Paper & Forest Products 0 .0%
†
Holmen AB, Class B(a) 3,240 111,821
Svenska Cellulosa AB SCA,
Class B(a) 25,377 289,303
401,124
Real Estate Management & Development 0 .0%
†
Fastighets AB Balder, Class
B*(a) 25,442 151,815
Sagax AB, Class B(a) 9,425 188,302
340,117
Specialty Retail 0 .0%
†
H & M Hennes & Mauritz AB,
Class B(a) 20,222 362,526
Trading Companies & Distributors 0 .1%
AddTech AB, Class B 10,775 392,288
Beijer Ref AB, Class B(a) 14,672 206,822
599,110
Wireless Telecommunication Services 0 .1%
Tele2 AB, Class B 20,624 423,201
27,278,442
SWITZERLAND 4 .7%
Banks 0 .0%
†
Banque Cantonale Vaudoise
(Registered)(a) 1,290 203,382
Building Products 0 .2%
Belimo Holding AG
(Registered)(a) 368 339,466
Geberit AG (Registered) 1,325 895,387
1,234,853
Capital Markets 0 .8%
Julius Baer Group Ltd. 8,009 662,805
Partners Group Holding
AG(a) 886 963,311
UBS Group AG (Registered) 123,405 5,498,240
7,124,356
Chemicals 0 .4%
DSM-Firmenich AG 6,366 475,667
EMS-Chemie Holding AG
(Registered) 282 239,867
Givaudan SA (Registered) 356 1,281,101
Sika AG (Registered) 5,955 1,106,308
3,102,943
Diversified Telecommunication Services 0 .1%
Swisscom AG (Registered) 1,024 867,173
Electric Utilities 0 .0%
†
BKW AG 927 185,446
Electrical Equipment 0 .7%
ABB Ltd. (Registered) 61,221 6,154,233
Food Products 0 .1%
Barry Callebaut AG
(Registered)(a) 149 223,333
Chocoladefabriken Lindt &
Spruengli AG 36 441,363
Common Stocks
Shares Value ($)
SWITZERLAND
Food Products
Chocoladefabriken Lindt &
Spruengli AG (Registered) 4 515,742
1,180,438
Health Care Equipment & Supplies 0 .1%
Sonova Holding AG
(Registered) 1,958 428,633
Straumann Holding AG
(Registered)(a) 4,306 466,770
895,403
Insurance 0 .7%
Helvetia Baloise Holding AG* 3,023 831,065
Swiss Life Holding AG
(Registered)(a) 1,115 1,310,071
Zurich Insurance Group AG 5,717 3,962,416
6,103,552
Life Sciences Tools & Services 0 .2%
Lonza Group AG
(Registered) 2,736 1,680,783
Machinery 0 .2%
Schindler Holding AG 1,584 554,971
Schindler Holding AG
(Registered) 951 319,296
VAT Group AG Reg. S(b) 1,064 797,003
1,671,270
Marine Transportation 0 .1%
Kuehne + Nagel International
AG (Registered)(a) 1,963 460,957
Pharmaceuticals 0 .3%
Galderma Group AG 7,278 1,526,515
Sandoz Group AG 16,283 1,306,492
2,833,007
Professional Services 0 .1%
SGS SA (Registered) 6,367 690,738
Real Estate Management & Development 0 .1%
Swiss Prime Site AG
(Registered) 3,087 535,363
Specialty Retail 0 .0%
†
Avolta AG 3,164 174,225
Technology Hardware, Storage & Peripherals 0 .1%
Logitech International SA
(Registered) 6,196 609,155
Textiles, Apparel & Luxury Goods 0 .5%
Cie Financiere Richemont
SA (Registered) 20,999 4,007,574
Swatch Group AG (The)(a) 1,095 253,277
4,260,851
39,968,128
UNITED KINGDOM 11 .0%
Aerospace & Defense 1 .0%
BAE Systems plc 117,605 3,270,679
Melrose Industries plc 45,815 304,282
Rolls-Royce Holdings plc 327,309 5,338,909
8,913,870
Banks 2 .7%
Barclays plc 536,100 3,130,823
HSBC Holdings plc 669,388 12,268,611
Lloyds Banking Group plc 2,280,732 3,087,267
NatWest Group plc 309,758 2,452,688

Nationwide International Index Fund - April 30, 2026 (Unaudited) - Statement of Investments - 51
Common Stocks
Shares Value ($)
UNITED KINGDOM
Banks
Standard Chartered plc 74,489 1,893,189
22,832,578
Beverages 0 .3%
Coca-Cola Europacific
Partners plc 8,049 761,194
Diageo plc 88,343 1,775,901
2,537,095
Broadline Retail 0 .1%
Next plc 4,505 794,550
Capital Markets 0 .5%
3i Group plc 38,473 1,339,878
London Stock Exchange
Group plc 18,094 2,347,686
Schroders plc 26,049 205,565
3,893,129
Commercial Services & Supplies 0 .1%
Rentokil Initial plc 96,809 650,100
Verisure plc*(a) 10,418 129,317
779,417
Consumer Staples Distribution & Retail 0 .3%
J Sainsbury plc 70,398 314,874
Marks & Spencer Group plc 78,358 352,743
Tesco plc 253,659 1,663,176
2,330,793
Diversified Consumer Services 0 .0%
†
Pearson plc 23,433 344,848
Diversified REITs 0 .0%
†
Land Securities Group plc 25,986 210,720
Diversified Telecommunication Services 0 .1%
BT Group plc 241,593 711,669
Electric Utilities 0 .2%
SSE plc 46,770 1,682,833
Electronic Equipment, Instruments & Components 0 .1%
Halma plc 15,006 904,898
Financial Services 0 .1%
M&G plc 89,106 369,854
Wise plc, Class A* 24,536 350,972
720,826
Food Products 0 .0%
†
Associated British Foods plc 12,739 316,540
Health Care Equipment & Supplies 0 .1%
Smith & Nephew plc 31,346 484,403
Hotels, Restaurants & Leisure 0 .3%
Compass Group plc 65,741 1,859,488
Entain plc 23,389 174,525
Whitbread plc 5,888 179,736
2,213,749
Household Durables 0 .0%
†
Barratt Redrow plc 48,307 166,202
Household Products 0 .2%
Reckitt Benckiser Group plc 24,986 1,589,614
Industrial Conglomerates 0 .2%
CK Hutchison Holdings Ltd. 103,386 867,730
Smiths Group plc 11,988 418,198
1,285,928
Common Stocks
Shares Value ($)
UNITED KINGDOM
Industrial REITs 0 .1%
Segro plc 48,983 468,354
Insurance 0 .3%
Admiral Group plc 10,321 474,324
Aviva plc 117,885 1,006,162
Legal & General Group plc 223,228 764,030
Standard Life plc 29,836 309,329
2,553,845
Interactive Media & Services 0 .0%
†
Autotrader Group plc Reg.
S(b) 33,458 225,741
Machinery 0 .0%
†
Spirax Group plc 2,887 284,455
Media 0 .1%
Informa plc 51,871 563,987
Multi-Utilities 0 .5%
Centrica plc 171,814 503,477
National Grid plc 194,840 3,485,404
3,988,881
Passenger Airlines 0 .0%
†
International Consolidated
Airlines Group SA 45,847 232,959
Personal Care Products 0 .6%
Unilever plc 84,908 4,962,840
Pharmaceuticals 1 .8%
AstraZeneca plc 60,445 11,491,819
GSK plc 158,835 4,173,923
15,665,742
Professional Services 0 .3%
Intertek Group plc 5,756 373,970
RELX plc 70,449 2,573,344
2,947,314
Software 0 .1%
Sage Group plc (The) 38,885 466,018
Specialty Retail 0 .0%
†
JD Sports Fashion plc 115,121 106,331
Kingfisher plc 70,523 277,184
383,515
Tobacco 0 .7%
British American Tobacco plc 84,897 4,985,370
Imperial Brands plc 29,181 1,110,702
6,096,072
Trading Companies & Distributors 0 .0%
†
Bunzl plc 12,392 408,295
Water Utilities 0 .1%
Severn Trent plc 10,449 465,675
United Utilities Group plc 26,280 522,020
987,695
Wireless Telecommunication Services 0 .1%
Vodafone Group plc 726,320 1,162,332
94,111,707
UNITED STATES 8 .8%
Automobiles 0 .1%
Stellantis NV* 80,540 588,630
Construction & Engineering 0 .2%
Ferrovial SE 19,894 1,367,331

52 - Statement of Investments - April 30, 2026 (Unaudited) - Nationwide International Index Fund
Common Stocks
Shares Value ($)
UNITED STATES
Construction Materials 0 .2%
Buzzi SpA(a) 3,157 172,804
Holcim AG 19,929 1,857,577
2,030,381
Electrical Equipment 0 .8%
Schneider Electric SE 21,502 6,790,631
Energy Equipment & Services 0 .0%
†
Tenaris SA(a) 13,790 440,742
Entertainment 0 .3%
Spotify Technology SA* 6,148 2,745,389
Food Products 1 .2%
Nestle SA (Registered) 100,417 10,185,169
Health Care Equipment & Supplies 0 .2%
Alcon AG(a) 19,809 1,484,077
Hotels, Restaurants & Leisure 0 .1%
InterContinental Hotels
Group plc 5,733 829,758
Insurance 0 .3%
Aegon Ltd. 50,727 418,823
Swiss Re AG 11,671 1,873,302
2,292,125
Life Sciences Tools & Services 0 .0%
†
QIAGEN NV(a) 7,916 269,651
Marine Transportation 0 .1%
AP Moller - Maersk A/S,
Class A 112 262,593
AP Moller - Maersk A/S,
Class B 145 343,431
606,024
Oil, Gas & Consumable Fuels 1 .7%
BP plc 611,605 4,827,579
Shell plc 222,129 10,083,586
14,911,165
Pharmaceuticals 3 .3%
Haleon plc 352,827 1,627,697
Novartis AG (Registered) 74,096 11,012,227
Roche Holding AG 27,382 11,210,849
Roche Holding AG 1,210 508,577
Sanofi SA 42,570 3,976,887
28,336,237
Professional Services 0 .2%
Experian plc 36,498 1,332,594
Software 0 .0%
†
Monday.com Ltd.* 1,702 112,111
Trading Companies & Distributors 0 .1%
Sunbelt Rentals Holdings,
Inc. 16,087 1,217,320
75,539,335
Total Common Stocks
(cost $329,340,149) 839,147,780
Short-Term Investments 0 .1%
Shares Value ($)
Money Market Funds 0 .1%
Invesco Government
& Agency Portfolio,
Institutional Shares, 3.58%
(c)(d) 700,000 700,000
Morgan Stanley Institutional
Liquidity Fund -
Government Portfolio,
Institutional Shares, 3.57%
(c)(d) 400,000 400,000
Total Short-Term Investment
(cost $1,100,000) 1,100,000
Repurchase Agreements 2 .4%
Principal
Amount ($)
CF Secured, LLC, 3.61%,
dated 4/30/2026, due
5/1/2026, repurchase
price $2,373,274,
collateralized by U.S.
Government Treasury
Securities, ranging from
0.00% - 6.13%, maturing
5/15/2026 - 2/15/2056;
total market value
$2,420,740.(d)(e) 2,373,036 2,373,036
Marex Capital Markets,
Inc., 3.69%, dated
4/30/2026, due
5/1/2026, repurchase
price $7,000,718,
collateralized by U.S.
Government Treasury
Securities, ranging from
0.00% - 4.75%, maturing
6/11/2026 - 2/15/2056;
total market value
$7,140,734.(d)(e) 7,000,000 7,000,000
Santander US Capital
Markets, 3.64%,
dated 4/30/2026, due
5/1/2026, repurchase
price $3,000,303,
collateralized by U.S.
Government Treasury
Securities, ranging from
1.63% - 6.25%, maturing
11/30/2026 - 2/15/2054;
total market value
$3,060,310.(d)(e) 3,000,000 3,000,000

Nationwide International Index Fund - April 30, 2026 (Unaudited) - Statement of Investments - 53
Repurchase Agreements
Principal
Amount ($) Value ($)
Santander US Capital
Markets, 3.65%,
dated 4/30/2026, due
5/1/2026, repurchase
price $8,000,811,
collateralized by U.S.
Government Agency
and Treasury Securities,
ranging from 0.01%
- 5.00%, maturing
4/30/2027 - 7/25/2054;
total market value
$8,160,828.(d)(e) 8,000,000 8,000,000
Total Repurchase Agreements
(cost $20,373,036) 20,373,036
Total Investments
(cost $350,813,185) — 100.7% 860,620,816
Liabilities in excess of other assets
— (0.7)% (5,989,308)
NET ASSETS — 100.0%
$ 854,631,508
* Denotes a non-income producing security.
† Amount rounds to less than 0.1%.
(a) The security or a portion of this security is on loan as of
April 30, 2026. The total value of securities on loan as of
April 30, 2026 was $45,634,600, which was collateralized by
cash used to purchase money market funds and repurchase
agreements with a value of $1,100,000 and $20,373,036,
respectively, and by $25,677,993 of collateral in the form
of  U.S. Government Treasury Securities, interest rates
ranging from 0.00% - 6.25%, and maturity dates ranging from
5/28/2026 - 11/15/2055, a total value of $47,151,029.
(b) Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board
of Trustees. The liquidity determination is unaudited. The
aggregate value of these securities as of April 30, 2026 was
$9,327,750 which represents 1.09% of net assets.
(c) Represents 7-day effective yield as of April 30, 2026.
(d) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of April 30, 2026 was $21,473,036.
(e) Please refer to Note 2 for additional information on the joint repurchase agreement.
ADR American Depositary Receipt
CVA Dutch Certification
Preference A special type of equity investment that
shares in the earnings of the company, has
limited voting rights, and may have a dividend
preference. Preference shares may also have
liquidation preference.
Reg. S Regulation S - Security was purchased
pursuant to Regulation S under the Securities
Act of 1933, which exempts from registration
securities offered and sold outside of the
United States. Such security cannot be sold
in the United States without either an effective
registration statement filed pursuant to the
Securities Act of 1933 or pursuant to an
exemption from registration. Currently there is
no restriction on trading this security.
REIT Real Estate Investment Trust

54 - Statement of Investments - April 30, 2026 (Unaudited) - Nationwide International Index Fund
Futures contracts outstanding as of April 30, 2026:
Description
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount ($)
Value and
Unrealized
Appreciation
(Depreciation) ($)
Long Contracts
EURO STOXX 50 Index 51 6/2026 EUR 3,495,599 (33,100)
FTSE 100 Index 15 6/2026 GBP 2,118,382 (32,476)
Nikkei 225 Index 8 6/2026 JPY 1,519,849 21,733
SPI 200 Index 8 6/2026 AUD 1,248,105 (34,350)
Net contracts (78,193)
Currency:
AUD Australian Dollar
EUR Euro
GBP British Pound
JPY Japanese Yen
The accompanying notes are an integral part of these financial statements.

Nationwide Mid Cap Market Index Fund - April 30, 2026 (Unaudited) - Statement of Investments - 55
Common Stocks 99 .4%
Shares Value ($)
Aerospace & Defense 4 .3%
AeroVironment, Inc.*(a) 4,371 852,432
ATI, Inc.* 18,476 2,872,279
BWX Technologies, Inc. 12,714 2,751,183
Carpenter Technology Corp.(a) 6,945 2,973,849
Curtiss-Wright Corp. 5,120 3,687,424
Hexcel Corp.(a) 10,936 1,026,562
Kratos Defense & Security
Solutions, Inc.* 25,619 1,615,278
Moog, Inc., Class A 3,786 1,140,760
StandardAero, Inc.*(a) 26,491 658,566
Woodward, Inc. 8,275 3,003,742
20,582,075
Air Freight & Logistics 0 .2%
GXO Logistics, Inc.* 15,978 912,823
Automobile Components 1 .1%
Autoliv, Inc. 9,601 1,113,044
BorgWarner, Inc. 29,390 1,674,348
Gentex Corp. 30,079 695,126
Goodyear Tire & Rubber Co.
(The)* 39,313 278,336
Lear Corp. 7,126 905,928
Visteon Corp.(a) 3,749 418,801
5,085,583
Automobiles 0 .2%
Harley-Davidson, Inc. 16,282 388,977
Thor Industries, Inc.(a) 7,390 584,106
973,083
Banks 6 .0%
Associated Banc-Corp. 23,421 659,535
Bank OZK(a) 14,547 700,584
Columbia Banking System,
Inc. 41,942 1,241,483
Commerce Bancshares, Inc. 17,764 924,261
Cullen/Frost Bankers, Inc. 8,884 1,287,558
East West Bancorp, Inc. 19,129 2,419,245
First Financial Bankshares,
Inc. 17,951 579,279
First Horizon Corp. 67,646 1,688,444
Flagstar Bank NA 42,188 589,366
FNB Corp. 49,201 878,238
Glacier Bancorp, Inc.(a) 18,171 891,288
Hancock Whitney Corp. 11,487 775,487
Home BancShares, Inc. 25,111 674,733
International Bancshares Corp. 7,430 533,028
Old National Bancorp(a) 48,413 1,160,460
Pinnacle Financial Partners,
Inc. 20,891 2,066,956
Prosperity Bancshares, Inc. 13,859 965,279
SOUTHSTATE BANK Corp. 13,809 1,348,725
Texas Capital Bancshares,
Inc.* 6,271 631,490
UMB Financial Corp. 10,005 1,262,331
United Bankshares, Inc. 19,246 843,167
Valley National Bancorp 65,884 894,046
Webster Financial Corp. 22,640 1,638,230
Western Alliance Bancorp 14,520 1,183,961
Wintrust Financial Corp. 9,418 1,418,068
Zions Bancorp NA 20,284 1,286,411
28,541,653
Common Stocks
Shares Value ($)
Beverages 0 .5%
Boston Beer Co., Inc. (The),
Class A* 1,056 250,314
Celsius Holdings, Inc.*(a) 22,186 744,784
Coca-Cola Consolidated, Inc. 7,771 1,593,599
2,588,697
Biotechnology 2 .9%
Arrowhead Pharmaceuticals,
Inc.* 19,443 1,428,672
BioMarin Pharmaceutical, Inc.* 26,393 1,422,846
Cytokinetics, Inc.*(a) 17,016 1,088,513
Exelixis, Inc.* 36,834 1,637,640
Halozyme Therapeutics, Inc.* 16,476 1,048,862
Neurocrine Biosciences, Inc.* 13,595 1,790,054
Roivant Sciences Ltd.* 62,692 1,788,603
United Therapeutics Corp.* 5,954 3,401,818
13,607,008
Broadline Retail 0 .3%
Macy's, Inc. 36,888 721,160
Ollie's Bargain Outlet
Holdings, Inc.*(a) 8,401 726,771
1,447,931
Building Products 1 .9%
AAON, Inc.(a) 9,297 867,503
Advanced Drainage Systems,
Inc. 9,967 1,487,575
Carlisle Cos., Inc. 5,727 2,034,574
Fortune Brands Innovations,
Inc. 16,873 684,031
Owens Corning(a) 11,588 1,429,264
Simpson Manufacturing Co.,
Inc. 5,696 1,086,398
Trex Co., Inc.* 14,733 577,534
UFP Industries, Inc. 8,003 716,188
8,883,067
Capital Markets 2 .6%
Affiliated Managers Group, Inc. 3,864 1,138,605
Carlyle Group, Inc. (The) 36,634 1,834,264
Evercore, Inc., Class A 5,467 1,756,492
Federated Hermes, Inc., Class
B 10,153 589,788
Hamilton Lane, Inc., Class A 5,753 529,218
Houlihan Lokey, Inc., Class A 7,702 1,191,885
Janus Henderson Group plc 16,978 876,235
Jefferies Financial Group, Inc. 23,323 1,124,635
Morningstar, Inc. 3,277 552,863
SEI Investments Co. 12,954 1,174,669
Stifel Financial Corp. 20,983 1,653,670
12,422,324
Chemicals 1 .7%
Ashland, Inc. 6,687 356,150
Avient Corp.(a) 12,579 466,429
Axalta Coating Systems Ltd.* 29,309 833,548
Cabot Corp. 7,309 562,501
NewMarket Corp. 1,094 739,128
Olin Corp. 15,678 446,509
RPM International, Inc. 17,984 1,832,390
Scotts Miracle-Gro Co. (The)
(a) 6,321 396,327

56 - Statement of Investments - April 30, 2026 (Unaudited) - Nationwide Mid Cap Market Index Fund
Common Stocks
Shares Value ($)
Chemicals
Solstice Advanced Materials,
Inc. 21,186 1,736,193
Westlake Corp.(a) 4,702 542,046
7,911,221
Commercial Services & Supplies 1 .6%
Brink's Co. (The) 5,708 609,329
Clean Harbors, Inc.* 6,946 2,171,875
MSA Safety, Inc.(a) 5,056 841,268
RB Global, Inc. 25,858 2,696,990
Tetra Tech, Inc. 36,338 1,174,444
7,493,906
Construction & Engineering 2 .9%
AECOM 18,047 1,517,753
API Group Corp.* 53,167 2,430,795
Dycom Industries, Inc.* 4,157 1,721,414
Fluor Corp.* 22,446 1,197,494
MasTec, Inc.* 8,453 3,330,905
Sterling Infrastructure, Inc.* 4,251 2,191,901
Valmont Industries, Inc. 2,738 1,391,013
13,781,275
Construction Materials 0 .3%
Eagle Materials, Inc.(a) 4,405 925,535
Knife River Corp.* 7,755 717,725
1,643,260
Consumer Finance 0 .7%
Ally Financial, Inc. 38,512 1,709,548
FirstCash Holdings, Inc. 5,406 1,179,697
SLM Corp. 27,094 625,330
3,514,575
Consumer Staples Distribution & Retail 2 .0%
Albertsons Cos., Inc., Class
A(a) 54,335 915,545
BJ's Wholesale Club Holdings,
Inc.* 17,948 1,685,138
Maplebear, Inc.* 25,247 1,069,211
Performance Food Group Co.* 21,590 1,955,190
Sprouts Farmers Market, Inc.* 13,268 1,085,986
US Foods Holding Corp.* 30,356 2,837,982
9,549,052
Containers & Packaging 0 .9%
AptarGroup, Inc.(a) 9,015 1,114,975
Crown Holdings, Inc. 15,664 1,539,928
Graphic Packaging Holding
Co. 40,544 386,384
Greif, Inc., Class A 3,771 246,020
Silgan Holdings, Inc.(a) 12,074 489,601
Sonoco Products Co.(a) 13,280 663,469
4,440,377
Diversified Consumer Services 0 .8%
Duolingo, Inc., Class A*(a) 5,497 605,220
Graham Holdings Co., Class B 467 524,212
Grand Canyon Education,
Inc.* 3,745 633,167
H&R Block, Inc. 17,368 551,086
Service Corp. International 19,425 1,574,008
3,887,693
Diversified REITs 0 .5%
WP Carey, Inc. 31,115 2,269,217
Common Stocks
Shares Value ($)
Electric Utilities 0 .9%
IDACORP, Inc.(a) 7,425 1,096,970
OGE Energy Corp. 28,522 1,391,874
Portland General Electric
Co.(a) 15,454 802,526
TXNM Energy, Inc. 14,291 844,026
4,135,396
Electrical Equipment 2 .4%
Acuity, Inc. 4,178 1,210,659
EnerSys 4,985 1,063,101
Nextpower, Inc., Class A*(a) 20,535 2,446,334
nVent Electric plc 22,360 3,195,244
Regal Rexnord Corp. 9,191 1,976,341
Sensata Technologies Holding
plc 20,014 833,383
Vicor Corp.* 3,063 824,774
11,549,836
Electronic Equipment, Instruments & Components 4 .7%
Advanced Energy Industries,
Inc. 5,194 1,994,029
Arrow Electronics, Inc.* 7,110 1,335,471
Avnet, Inc.(a) 11,297 932,115
Belden, Inc. 5,371 604,130
Cognex Corp. 22,875 1,269,791
Crane NXT Co.(a) 6,784 303,109
Fabrinet* 4,853 3,316,880
Flex Ltd.* 50,892 4,659,163
IPG Photonics Corp.* 3,435 408,490
Littelfuse, Inc. 3,461 1,398,832
Novanta, Inc.* 4,906 635,474
TD SYNNEX Corp. 10,525 2,401,595
TTM Technologies, Inc.* 14,018 2,217,928
Vontier Corp. 19,934 715,232
22,192,239
Energy Equipment & Services 1 .5%
NOV, Inc. 50,110 1,025,251
TechnipFMC plc 56,089 4,238,646
Valaris Ltd.* 8,972 914,964
Weatherford International plc 10,045 1,108,466
7,287,327
Entertainment 0 .1%
Warner Music Group Corp.,
Class A 20,637 583,408
Financial Services 1 .3%
Corebridge Financial, Inc. 9,845 271,131
Equitable Holdings, Inc. 39,364 1,661,161
Essent Group Ltd. 13,280 803,706
Euronet Worldwide, Inc.* 5,372 388,825
MGIC Investment Corp. 30,738 813,942
Shift4 Payments, Inc., Class
A* 9,579 424,158
Voya Financial, Inc.(a) 13,324 1,092,035
WEX, Inc.* 4,711 708,205
6,163,163
Food Products 0 .8%
Darling Ingredients, Inc.* 21,732 1,395,846
Flowers Foods, Inc.(a) 29,012 262,849
Ingredion, Inc. 8,728 975,267
Marzetti Co. (The) 2,794 364,002
Pilgrim's Pride Corp. 5,874 194,429

Nationwide Mid Cap Market Index Fund - April 30, 2026 (Unaudited) - Statement of Investments - 57
Common Stocks
Shares Value ($)
Food Products
Post Holdings, Inc.*(a) 6,182 647,565
3,839,958
Gas Utilities 1 .1%
National Fuel Gas Co.(a) 12,414 1,047,493
New Jersey Resources Corp. 14,041 790,649
ONE Gas, Inc. 8,072 720,184
Southwest Gas Holdings, Inc. 9,109 856,702
Spire, Inc. 8,277 754,697
UGI Corp. 29,527 1,065,629
5,235,354
Ground Transportation 2 .0%
Avis Budget Group, Inc.*(a) 2,456 443,726
Knight-Swift Transportation
Holdings, Inc., Class A 22,551 1,463,560
Landstar System, Inc. 4,718 868,442
Ryder System, Inc. 5,547 1,407,662
Saia, Inc.* 3,692 1,657,043
XPO, Inc.* 16,214 3,569,188
9,409,621
Health Care Equipment & Supplies 1 .4%
Dentsply Sirona, Inc. 27,415 322,126
Envista Holdings Corp.* 22,717 589,279
Globus Medical, Inc., Class A* 15,408 1,389,493
Haemonetics Corp.* 6,431 386,439
Lantheus Holdings, Inc.* 9,110 770,888
LivaNova plc*(a) 7,594 456,399
Masimo Corp.* 6,348 1,132,674
Penumbra, Inc.* 5,439 1,775,725
6,823,023
Health Care Providers & Services 1 .7%
Chemed Corp. 1,979 841,036
Encompass Health Corp. 14,111 1,411,100
Ensign Group, Inc. (The)(a) 7,902 1,475,224
HealthEquity, Inc.* 12,004 984,688
Hims & Hers Health, Inc.*(a) 29,151 792,033
Option Care Health, Inc.* 22,258 452,505
Tenet Healthcare Corp.* 12,135 2,149,351
8,105,937
Health Care REITs 1 .3%
American Healthcare REIT,
Inc. 24,956 1,267,265
CareTrust REIT, Inc. 28,986 1,143,498
Healthcare Realty Trust, Inc.,
Class A 48,307 903,341
Omega Healthcare Investors,
Inc. 41,073 1,929,199
Sabra Health Care REIT, Inc. 34,256 707,729
5,951,032
Health Care Technology 0 .1%
Doximity, Inc., Class A* 18,873 461,256
Hotel & Resort REITs 0 .1%
Park Hotels & Resorts, Inc. 30,662 351,693
Hotels, Restaurants & Leisure 2 .5%
Aramark 36,111 1,649,911
Boyd Gaming Corp. 7,942 690,557
Cava Group, Inc.*(a) 13,742 1,283,640
Choice Hotels International,
Inc.(a) 2,779 275,343
Common Stocks
Shares Value ($)
Hotels, Restaurants & Leisure
Churchill Downs, Inc. 9,255 934,662
Dutch Bros, Inc., Class A*(a) 17,633 1,014,074
Hilton Grand Vacations,
Inc.*(a) 7,867 369,513
Hyatt Hotels Corp., Class A 5,745 962,690
Planet Fitness, Inc., Class A* 11,576 771,772
Texas Roadhouse, Inc., Class
A 9,111 1,466,780
Travel + Leisure Co. 9,030 583,880
Vail Resorts, Inc.(a) 4,939 628,142
Wingstop, Inc.(a) 3,865 634,092
Wyndham Hotels & Resorts,
Inc. 10,379 844,643
12,109,699
Household Durables 1 .6%
KB Home 8,406 445,434
Somnigroup International, Inc. 29,157 2,211,850
Taylor Morrison Home Corp.,
Class A* 13,719 833,292
Toll Brothers, Inc. 13,052 1,855,211
TopBuild Corp.* 3,886 1,720,332
Whirlpool Corp.(a) 8,866 497,028
7,563,147
Independent Power and Renewable Electricity Producers
0 .7%
Ormat Technologies, Inc. 8,514 978,259
Talen Energy Corp.* 6,369 2,371,943
3,350,202
Industrial REITs 1 .0%
EastGroup Properties, Inc. 7,429 1,494,715
First Industrial Realty Trust,
Inc. 18,559 1,150,843
Rexford Industrial Realty, Inc. 32,630 1,171,091
STAG Industrial, Inc. 26,627 1,027,270
4,843,919
Insurance 3 .6%
American Financial Group, Inc. 9,619 1,281,924
Brighthouse Financial, Inc.* 8,075 502,749
CNO Financial Group, Inc. 13,100 582,295
Fidelity National Financial, Inc. 35,012 1,831,128
First American Financial Corp. 14,200 995,846
Hanover Insurance Group, Inc.
(The) 4,889 917,616
Kinsale Capital Group, Inc. 3,073 994,454
Old Republic International
Corp. 31,603 1,262,540
Primerica, Inc. 4,733 1,331,251
Reinsurance Group of
America, Inc. 9,140 1,932,744
RenaissanceRe Holdings Ltd. 6,162 1,891,549
RLI Corp. 12,617 653,182
Ryan Specialty Holdings, Inc.,
Class A(a) 16,154 561,675
Selective Insurance Group,
Inc. 8,472 711,224
Unum Group 21,723 1,746,095
17,196,272
Interactive Media & Services 0 .3%
Pinterest, Inc., Class A* 81,857 1,609,309

58 - Statement of Investments - April 30, 2026 (Unaudited) - Nationwide Mid Cap Market Index Fund
Common Stocks
Shares Value ($)
IT Services 1 .3%
DigitalOcean Holdings, Inc.*(a) 10,970 1,057,837
Kyndryl Holdings, Inc.* 31,400 433,948
Okta, Inc., Class A* 23,503 1,730,996
Twilio, Inc., Class A* 20,981 3,106,447
6,329,228
Leisure Products 0 .5%
Brunswick Corp. 9,121 724,663
Mattel, Inc.*(a) 42,698 643,886
Polaris, Inc. 7,623 505,176
YETI Holdings, Inc.* 10,201 402,532
2,276,257
Life Sciences Tools & Services 1 .5%
Avantor, Inc.* 93,669 758,719
Bio-Rad Laboratories, Inc.,
Class A*(a) 2,498 699,740
Bruker Corp.(a) 15,238 559,387
Illumina, Inc.* 21,163 2,682,199
Medpace Holdings, Inc.* 3,107 1,300,776
Repligen Corp.*(a) 7,386 873,838
Sotera Health Co.* 31,981 497,624
7,372,283
Machinery 5 .8%
AGCO Corp. 8,509 1,029,759
Chart Industries, Inc.* 6,253 1,299,999
CNH Industrial NV 121,576 1,302,079
Crane Co. 6,802 1,208,919
Donaldson Co., Inc. 16,171 1,425,797
Esab Corp. 7,975 783,703
Flowserve Corp. 17,643 1,299,231
Graco, Inc. 22,577 1,812,256
ITT, Inc. 11,872 2,544,645
Lincoln Electric Holdings, Inc. 7,560 2,003,400
Middleby Corp. (The)* 6,366 893,532
Mueller Industries, Inc. 15,310 2,073,433
Oshkosh Corp. 8,780 1,372,314
RBC Bearings, Inc.* 4,343 2,601,848
SPX Technologies, Inc.* 6,861 1,501,942
Terex Corp.(a) 15,805 983,071
Timken Co. (The) 8,842 980,489
Toro Co. (The) 13,583 1,292,694
Watts Water Technologies,
Inc., Class A 3,765 1,130,102
27,539,213
Marine Transportation 0 .2%
Kirby Corp.* 7,446 1,120,921
Media 0 .5%
New York Times Co. (The),
Class A 22,362 1,767,269
Nexstar Media Group, Inc.,
Class A 3,916 815,076
2,582,345
Metals & Mining 2 .6%
Alcoa Corp.(a) 36,079 2,301,479
Cleveland-Cliffs, Inc.*(a) 78,267 798,323
Commercial Metals Co. 14,929 1,029,504
Hecla Mining Co. 93,357 1,682,293
MP Materials Corp.*(a) 18,762 1,239,043
Reliance, Inc. 7,136 2,586,800
Common Stocks
Shares Value ($)
Metals & Mining
Royal Gold, Inc. 11,049 2,578,616
12,216,058
Mortgage Real Estate Investment Trusts (REITs) 0 .7%
Annaly Capital Management,
Inc. 98,770 2,261,833
Starwood Property Trust, Inc. 47,824 878,049
3,139,882
Multi-Utilities 0 .3%
Black Hills Corp. 10,689 804,775
Northwestern Energy Group,
Inc. 8,494 614,456
1,419,231
Office REITs 0 .5%
COPT Defense Properties 15,293 477,906
Cousins Properties, Inc. 22,359 572,614
Kilroy Realty Corp. 15,415 512,703
Vornado Realty Trust 22,163 662,452
2,225,675
Oil, Gas & Consumable Fuels 3 .7%
Antero Midstream Corp. 45,802 1,001,232
Antero Resources Corp.* 40,585 1,593,367
Chord Energy Corp. 7,917 1,152,715
CNX Resources Corp.*(a) 19,433 756,138
DT Midstream, Inc. 14,107 2,087,695
HF Sinclair Corp. 21,761 1,462,557
Matador Resources Co.(a) 16,048 1,018,085
Murphy Oil Corp.(a) 18,803 785,213
Ovintiv, Inc. 38,561 2,373,430
PBF Energy, Inc., Class A 11,300 489,968
Permian Resources Corp.,
Class A 100,928 2,182,063
Range Resources Corp.(a) 32,551 1,415,968
Viper Energy, Inc., Class A 26,405 1,303,879
17,622,310
Paper & Forest Products 0 .1%
Louisiana-Pacific Corp. 8,522 615,203
Passenger Airlines 0 .4%
Alaska Air Group, Inc.*(a) 16,280 636,711
American Airlines Group,
Inc.*(a) 90,684 1,061,909
1,698,620
Personal Care Products 0 .2%
BellRing Brands, Inc.* 16,891 300,660
Coty, Inc., Class A*(a) 61,682 151,738
elf Beauty, Inc.*(a) 8,028 513,551
965,949
Pharmaceuticals 0 .7%
Elanco Animal Health, Inc.*(a) 69,282 1,549,838
Jazz Pharmaceuticals plc* 8,449 1,715,316
3,265,154
Professional Services 2 .4%
Booz Allen Hamilton Holding
Corp., Class A 16,847 1,310,191
CACI International, Inc., Class
A* 3,063 1,591,351
Concentrix Corp.(a) 6,337 150,947
ExlService Holdings, Inc.* 21,803 695,080
Exponent, Inc. 6,619 442,745

Nationwide Mid Cap Market Index Fund - April 30, 2026 (Unaudited) - Statement of Investments - 59
Common Stocks
Shares Value ($)
Professional Services
FTI Consulting, Inc.* 4,158 745,529
Genpact Ltd. 22,028 765,473
KBR, Inc. 17,808 667,622
Maximus, Inc. 7,556 495,825
Parsons Corp.* 7,315 368,749
Paylocity Holding Corp.* 6,052 638,426
Science Applications
International Corp. 6,323 611,877
TransUnion 26,867 1,907,557
UL Solutions, Inc., Class A(a) 10,586 957,927
11,349,299
Real Estate Management & Development 0 .4%
Jones Lang LaSalle, Inc.* 6,573 2,091,068
Residential REITs 0 .8%
American Homes 4 Rent,
Class A 45,855 1,460,023
Equity LifeStyle Properties,
Inc. 26,376 1,669,337
Independence Realty Trust,
Inc. 31,747 517,794
3,647,154
Retail REITs 0 .9%
Agree Realty Corp. 16,591 1,279,332
Brixmor Property Group, Inc. 42,053 1,265,375
Kite Realty Group Trust 29,163 762,904
NNN REIT, Inc. 26,457 1,158,552
4,466,163
Semiconductors & Semiconductor Equipment 4 .4%
Allegro MicroSystems, Inc.*(a) 17,334 840,699
Amkor Technology, Inc. 15,954 1,112,791
Cirrus Logic, Inc.* 6,995 1,140,745
Entegris, Inc.(a) 21,041 2,974,776
Lattice Semiconductor
Corp.*(a) 18,897 2,310,725
MACOM Technology Solutions
Holdings, Inc.* 8,941 2,517,875
MKS, Inc. 9,346 2,651,927
Onto Innovation, Inc.* 6,878 2,029,423
Rambus, Inc.* 14,972 1,723,427
Silicon Laboratories, Inc.* 4,570 994,889
SiTime Corp.*(a) 3,018 1,696,569
Synaptics, Inc.*(a) 5,188 485,545
Universal Display Corp. 5,997 522,279
21,001,670
Software 2 .8%
Appfolio, Inc., Class A*(a) 3,334 557,078
Bentley Systems, Inc., Class
B(a) 20,460 667,405
BILL Holdings, Inc.* 12,246 465,348
Blackbaud, Inc.*(a) 4,941 183,657
Commvault Systems, Inc.* 6,224 615,429
Docusign, Inc., Class A* 27,628 1,270,612
Dolby Laboratories, Inc., Class
A 8,623 553,079
Dropbox, Inc., Class A* 23,963 582,061
Dynatrace, Inc.* 41,419 1,499,782
Guidewire Software, Inc.* 11,680 1,616,395
InterDigital, Inc.(a) 3,393 1,006,228
Manhattan Associates, Inc.* 8,372 1,154,415
Nutanix, Inc., Class A* 37,528 1,534,520
Common Stocks
Shares Value ($)
Software
Pegasystems, Inc.(a) 12,591 460,201
Qualys, Inc.* 4,903 426,218
UiPath, Inc., Class A*(a) 59,095 608,679
13,201,107
Specialized REITs 1 .4%
CubeSmart 31,328 1,268,157
EPR Properties 10,480 584,889
Gaming and Leisure
Properties, Inc. 39,393 1,908,985
Lamar Advertising Co., Class A 12,151 1,674,894
National Storage Affiliates
Trust 9,869 420,025
Rayonier, Inc. 38,825 823,478
6,680,428
Specialty Retail 3 .3%
Abercrombie & Fitch Co.,
Class A* 6,467 551,959
AutoNation, Inc.* 3,758 798,124
Bath & Body Works, Inc. 28,326 550,657
Burlington Stores, Inc.* 8,583 2,746,646
Chewy, Inc., Class A* 32,677 830,649
Dick's Sporting Goods, Inc. 9,111 2,067,468
Five Below, Inc.* 7,600 1,791,016
Floor & Decor Holdings, Inc.,
Class A*(a) 14,556 704,510
GameStop Corp., Class A*(a) 56,785 1,416,786
Gap, Inc. (The) 31,663 778,593
Lithia Motors, Inc., Class A 3,384 981,766
Murphy USA, Inc. 2,313 1,360,044
Penske Automotive Group,
Inc.(a) 2,533 434,460
RH*(a) 2,212 291,896
Valvoline, Inc.*(a) 17,856 593,355
15,897,929
Technology Hardware, Storage & Peripherals 0 .7%
Everpure, Inc., Class A* 43,511 3,108,861
Textiles, Apparel & Luxury Goods 0 .6%
Capri Holdings Ltd.* 16,368 319,339
Columbia Sportswear Co.(a) 3,409 207,676
Crocs, Inc.*(a) 6,964 710,189
PVH Corp.(a) 6,611 604,510
VF Corp. 45,917 869,209
2,710,923
Trading Companies & Distributors 1 .9%
Applied Industrial
Technologies, Inc. 5,155 1,576,141
Core & Main, Inc., Class A*(a) 26,219 1,320,651
GATX Corp. 4,984 976,465
MSC Industrial Direct Co., Inc.,
Class A 6,285 642,767
Watsco, Inc.(a) 4,838 2,118,270
WESCO International, Inc. 6,732 2,350,276
8,984,570
Water Utilities 0 .3%
Essential Utilities, Inc. 39,199 1,497,402
Total Common Stocks
(cost $291,518,233) 473,321,514

60 - Statement of Investments - April 30, 2026 (Unaudited) - Nationwide Mid Cap Market Index Fund
Short-Term Investments 0 .3%
Shares Value ($)
Money Market Fund 0.3%
Invesco Government & Agency
Portfolio, Institutional
Shares, 3.58%(b)(c) 800,000 800,000
Morgan Stanley Institutional
Liquidity Fund - Government
Portfolio, Institutional
Shares, 3.57%(b)(c) 500,000 500,000
Total Short-Term Investment
(cost $1,300,000) 1,300,000
Repurchase Agreements 6 .3%
Principal
Amount ($)
CF Secured, LLC,
3.61%, dated 4/30/2026,
due 5/1/2026, repurchase
price $19,927,149,
collateralized by U.S.
Government Treasury
Securities, ranging from
0.00% - 6.13%, maturing
5/15/2026 - 2/15/2056;
total market value
$20,325,692.(c)(d) 19,925,151 19,925,151
Natixis Securities Americas
LLC,
3.62%, dated 4/30/2026,
due 5/1/2026, repurchase
price $5,000,503,
collateralized by U.S.
Government Treasury
Securities, ranging from
0.00% - 4.88%, maturing
5/15/2026 - 2/15/2056;
total market value
$5,100,513.(c)(d) 5,000,000 5,000,000
Nomura Securities
International, Inc.,
3.63%, dated 4/30/2026,
due 5/1/2026, repurchase
price $5,000,504,
collateralized by U.S.
Government Treasury
Securities, ranging from
0.00% - 4.38%, maturing
11/15/2026 - 2/15/2055;
total market value
$5,100,564.(c)(d) 5,000,000 5,000,000
Total Repurchase Agreements
(cost $29,925,151) 29,925,151
Total Investments
(cost $322,743,384) — 106.0% 504,546,665
Liabilities in excess of other assets — (6.0)% (28,639,813)
NET ASSETS — 100.0%
$ 475,906,852
* Denotes a non-income producing security.
(a) The security or a portion of this security is on loan as of
April 30, 2026. The total value of securities on loan as of
April 30, 2026 was $59,471,451, which was collateralized by
cash used to purchase money market funds and repurchase
agreements with a value of $1,300,000 and $29,925,151,
respectively, and by $28,648,952 of collateral in the form
of  U.S. Government Treasury Securities, interest rates
ranging from 0.00% - 6.13%, and maturity dates ranging from
5/12/2026 - 2/15/2056, a total value of $59,874,103.
(b) Represents 7-day effective yield as of April 30, 2026.
(c) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of April 30, 2026 was $31,225,151.
(d) Please refer to Note 2 for additional information on the joint repurchase agreement.
REIT Real Estate Investment Trust

Nationwide Mid Cap Market Index Fund - April 30, 2026 (Unaudited) - Statement of Investments - 61
Futures contracts outstanding as of April 30, 2026:
Description
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount ($)
Value and
Unrealized
Appreciation
(Depreciation) ($)
Long Contracts
S&P Midcap 400 E-Mini Index 12 6/2026 USD 4,381,440 39,358
Net contracts 39,358
Currency:
USD United States Dollar
The accompanying notes are an integral part of these financial statements.

62 - Statement of Investments - April 30, 2026 (Unaudited) - Nationwide NYSE Arca Tech 100 Index Fund
Common Stocks 99 .6%
Shares Value ($)
Aerospace & Defense 6 .7%
Boeing Co. (The)* 32,087 7,348,885
General Dynamics Corp. 32,066 11,040,324
L3Harris Technologies, Inc. 32,067 10,279,077
Lockheed Martin Corp. 32,079 16,615,960
RTX Corp. 32,088 5,649,734
50,933,980
Automobiles 1 .6%
Tesla, Inc.* 32,079 12,242,309
Biotechnology 2 .8%
Amgen, Inc.(a) 32,067 11,103,199
Biogen, Inc.* 32,087 6,073,427
Gilead Sciences, Inc. 32,088 4,198,394
Myriad Genetics, Inc.* 32,379 153,800
21,528,820
Broadline Retail 2 .3%
Alibaba Group Holding Ltd.,
ADR-CN(a) 32,093 4,232,425
Amazon.com, Inc.* 32,086 8,504,715
eBay, Inc. 32,035 3,314,982
JD.com, Inc., ADR-CN(a) 32,082 972,726
17,024,848
Chemicals 0 .2%
DuPont de Nemours, Inc. 32,114 1,466,325
Communications Equipment 10 .5%
Ciena Corp.* 32,079 16,924,239
Cisco Systems, Inc. 32,029 2,930,653
F5, Inc.* 32,088 10,393,303
Motorola Solutions, Inc.(a) 32,079 14,083,643
NETGEAR, Inc.* 32,115 811,546
Nokia OYJ, ADR-FI 31,972 412,759
Ubiquiti, Inc. 32,079 32,464,269
Viavi Solutions, Inc.*(a) 32,110 1,682,564
79,702,976
Diversified Telecommunication Services 0 .1%
AT&T, Inc. 32,115 839,165
Electrical Equipment 0 .2%
Sensata Technologies Holding
plc(a) 31,984 1,331,814
Electronic Equipment, Instruments & Components 1 .3%
Amphenol Corp., Class A 32,088 4,725,600
Corning, Inc. 32,042 5,262,578
9,988,178
Energy Equipment & Services 0 .5%
Halliburton Co. 32,115 1,358,464
NOV, Inc. 32,115 657,073
SLB Ltd. 31,978 1,818,909
3,834,446
Entertainment 0 .9%
Electronic Arts, Inc. 32,051 6,486,161
Financial Services 3 .5%
Mastercard, Inc., Class A 32,082 16,134,680
Visa, Inc., Class A 32,085 10,582,916
26,717,596
Health Care Equipment & Supplies 0 .7%
Baxter International, Inc.(a) 32,115 564,582
Boston Scientific Corp.* 32,004 1,843,750
Common Stocks
Shares Value ($)
Health Care Equipment & Supplies
Medtronic plc 32,035 2,593,874
5,002,206
Health Care Technology 0 .7%
Veeva Systems, Inc., Class A* 32,088 5,004,765
Household Durables 1 .1%
Garmin Ltd. 32,060 8,051,548
Industrial Conglomerates 0 .9%
Honeywell International, Inc. 32,090 6,877,850
Interactive Media & Services 4 .4%
Alphabet, Inc., Class A 32,087 12,347,078
Meta Platforms, Inc., Class A 32,079 19,629,461
Ziff Davis, Inc.*(a) 32,115 1,469,582
33,446,121
IT Services 2 .9%
Akamai Technologies, Inc.*(a) 32,098 3,305,452
Amdocs Ltd. 32,011 2,070,151
DXC Technology Co.* 32,274 365,342
International Business
Machines Corp. 32,089 7,411,917
VeriSign, Inc. 32,088 8,620,762
21,773,624
Life Sciences Tools & Services 3 .8%
Agilent Technologies, Inc. 32,101 3,709,270
Danaher Corp. 32,049 5,735,169
Illumina, Inc.* 32,092 4,067,340
Thermo Fisher Scientific, Inc. 32,079 15,364,558
28,876,337
Pharmaceuticals 1 .7%
AstraZeneca plc 32,092 6,013,078
Bausch Health Cos., Inc.* 32,379 185,208
Bristol-Myers Squibb Co. 32,116 1,945,908
Novartis AG, ADR(a) 32,088 4,744,211
12,888,405
Professional Services 0 .9%
Automatic Data Processing,
Inc. 32,088 6,800,731
Semiconductors & Semiconductor Equipment 32 .8%
Advanced Micro Devices, Inc.* 32,083 11,373,103
Analog Devices, Inc. 32,086 12,906,914
Applied Materials, Inc. 32,079 12,654,845
ASML Holding NV
(Registered), ADR-NL 32,079 46,161,360
Broadcom, Inc. 32,087 13,394,076
FormFactor, Inc.* 32,044 4,355,741
Intel Corp.* 32,107 3,033,469
KLA Corp. 32,079 56,149,478
Lam Research Corp. 32,061 8,267,249
Microchip Technology, Inc. 32,020 2,974,978
Micron Technology, Inc. 32,079 16,589,976
NVIDIA Corp. 32,088 6,403,802
NXP Semiconductors NV 32,086 9,420,129
ON Semiconductor Corp.*(a) 32,104 3,236,404
QUALCOMM, Inc. 32,092 5,763,081
Synaptics, Inc.*(a) 32,103 3,004,520
Taiwan Semiconductor
Manufacturing Co. Ltd.,
ADR-TW 32,068 12,700,852
Teradyne, Inc. 32,067 11,014,053

Nationwide NYSE Arca Tech 100 Index Fund - April 30, 2026 (Unaudited) - Statement of Investments - 63
Common Stocks
Shares Value ($)
Semiconductors & Semiconductor Equipment
Texas Instruments, Inc. 32,082 9,017,609
248,421,639
Software 12 .5%
Adeia, Inc.(a) 32,115 1,022,863
Adobe, Inc.* 32,087 7,896,611
Check Point Software
Technologies Ltd.* 32,088 3,608,937
Gen Digital, Inc. 32,115 619,498
InterDigital, Inc.(a) 32,082 9,514,238
Intuit, Inc. 32,086 12,465,411
LiveRamp Holdings, Inc.* 32,115 938,722
Microsoft Corp. 32,069 13,077,097
Open Text Corp. 32,115 727,726
Oracle Corp. 32,084 5,178,037
Palantir Technologies, Inc.,
Class A* 32,089 4,463,901
Progress Software Corp.* 31,924 889,083
PTC, Inc.* 32,088 4,373,594
Salesforce, Inc. 32,082 5,663,436
SAP SE, ADR-DE 32,088 5,438,595
ServiceNow, Inc.* 32,036 2,829,099
Synopsys, Inc.* 32,070 15,476,982
Teradata Corp.*(a) 32,115 846,230
95,030,060
Technology Hardware, Storage & Peripherals 6 .4%
Apple, Inc. 32,088 8,707,079
HP, Inc. 32,115 669,919
NetApp, Inc. 32,106 3,556,382
Seagate Technology Holdings
plc 32,079 21,609,697
Western Digital Corp. 32,067 13,933,753
Xerox Holdings Corp.(a) 32,379 72,853
48,549,683
Wireless Telecommunication Services 0 .2%
Telephone & Data Systems,
Inc. 32,118 1,447,237
Total Common Stocks
(cost $138,147,110) 754,266,824
Short-Term Investments 0 .1%
Money Market Fund 0.1%
Invesco Government & Agency
Portfolio, Institutional
Shares, 3.58%(b)(c) 600,000 600,000
Morgan Stanley Institutional
Liquidity Fund - Government
Portfolio, Institutional
Shares, 3.57%(b)(c) 400,000 400,000
Total Short-Term Investment
(cost $1,000,000) 1,000,000
Repurchase Agreements 2 .5%
Principal
Amount ($) Value ($)
CF Secured, LLC,
3.61%, dated 4/30/2026,
due 5/1/2026, repurchase
price $14,270,444,
collateralized by U.S.
Government Treasury
Securities, ranging from
0.00% - 6.13%, maturing
5/15/2026 - 2/15/2056;
total market value
$14,555,852.(c)(d) 14,269,013 14,269,013
Marex Capital Markets, Inc.,
3.69%, dated 4/30/2026,
due 5/1/2026, repurchase
price $5,000,513,
collateralized by U.S.
Government Treasury
Securities, ranging from
0.00% - 4.75%, maturing
6/11/2026 - 2/15/2056;
total market value
$5,100,524.(c)(d) 5,000,000 5,000,000
Total Repurchase Agreements
(cost $19,269,013) 19,269,013
Total Investments
(cost $158,416,123) — 102.2% 774,535,837
Liabilities in excess of other assets — (2.2)% (16,905,227)
NET ASSETS — 100.0%
$ 757,630,610
* Denotes a non-income producing security.
(a) The security or a portion of this security is on loan as of
April 30, 2026. The total value of securities on loan as of
April 30, 2026 was $37,851,952, which was collateralized by
cash used to purchase money market funds and repurchase
agreements with a value of $1,000,000 and $19,269,013,
respectively, and by $19,064,633 of collateral in the form
of  U.S. Government Treasury Securities, interest rates
ranging from 0.00% - 6.25%, and maturity dates ranging from
5/15/2026 - 2/15/2056, a total value of $39,333,646.
(b) Represents 7-day effective yield as of April 30, 2026.
(c) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of April 30, 2026 was $20,269,013.
(d) Please refer to Note 2 for additional information on the joint repurchase agreement.
ADR American Depositary Receipt
CN China
DE Germany
FI Finland
NL Netherlands
TW Taiwan

64 - Statement of Investments - April 30, 2026 (Unaudited) - Nationwide NYSE Arca Tech 100 Index Fund
Futures contracts outstanding as of April 30, 2026:
Description
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount ($)
Value and
Unrealized
Appreciation
(Depreciation) ($)
Long Contracts
NASDAQ 100 E-Mini Index 7 6/2026 USD 3,863,440 451,007
Net contracts 451,007
Currency:
USD United States Dollar
The accompanying notes are an integral part of these financial statements.

Nationwide S&P 500 Index Fund - April 30, 2026 (Unaudited) - Statement of Investments - 65
Common Stocks 99 .2%
Shares Value ($)
Aerospace & Defense 2 .1%
Axon Enterprise, Inc.*(a) 2,417 971,054
Boeing Co. (The)* 23,558 5,395,489
GE Aerospace 31,461 9,121,488
General Dynamics Corp. 7,609 2,619,779
Howmet Aerospace, Inc. 12,027 2,923,042
Huntington Ingalls Industries,
Inc. 1,119 407,640
L3Harris Technologies, Inc. 5,581 1,788,990
Lockheed Martin Corp. 6,069 3,143,560
Northrop Grumman Corp. 4,037 2,339,361
RTX Corp. 40,265 7,089,458
Textron, Inc. 5,068 486,325
TransDigm Group, Inc. 1,681 1,949,926
38,236,112
Air Freight & Logistics 0 .3%
CH Robinson Worldwide, Inc. 3,639 661,607
Expeditors International of
Washington, Inc.(a) 4,017 594,074
FedEx Corp. 6,489 2,617,079
United Parcel Service, Inc.,
Class B 22,119 2,406,547
6,279,307
Automobile Components 0 .0%
†
Aptiv plc* 6,588 396,993
Automobiles 1 .9%
Ford Motor Co. 119,879 1,448,139
General Motors Co. 26,916 2,069,571
Tesla, Inc.* 84,365 32,196,215
35,713,925
Banks 3 .4%
Bank of America Corp. 196,339 10,496,283
Citigroup, Inc. 52,421 6,708,840
Citizens Financial Group, Inc. 12,559 816,963
Fifth Third Bancorp 27,550 1,398,438
Huntington Bancshares, Inc. 62,279 1,043,796
JPMorgan Chase & Co. 80,878 25,333,416
KeyCorp 29,189 645,369
M&T Bank Corp. 4,488 981,211
PNC Financial Services
Group, Inc. (The) 12,012 2,678,676
Regions Financial Corp. 25,390 724,884
Truist Financial Corp. 38,004 1,957,206
US Bancorp 46,629 2,641,999
Wells Fargo & Co. 92,769 7,628,395
63,055,476
Beverages 1 .0%
Brown-Forman Corp., Class
B(a) 4,462 114,986
Coca-Cola Co. (The) 116,132 9,146,556
Constellation Brands, Inc.,
Class A 4,332 678,304
Keurig Dr Pepper, Inc. 41,615 1,223,481
Molson Coors Beverage Co.,
Class B 5,419 231,608
Monster Beverage Corp.* 21,153 1,630,262
PepsiCo, Inc. 40,996 6,497,456
19,522,653
Biotechnology 1 .5%
AbbVie, Inc. 53,017 11,203,553
Common Stocks
Shares Value ($)
Biotechnology
Amgen, Inc. 16,153 5,592,976
Biogen, Inc.* 4,284 810,876
Gilead Sciences, Inc. 37,217 4,869,472
Incyte Corp.* 5,193 494,737
Moderna, Inc.* 10,895 500,516
Regeneron Pharmaceuticals,
Inc. 3,016 2,132,493
Vertex Pharmaceuticals, Inc.* 7,619 3,256,208
28,860,831
Broadline Retail 4 .2%
Amazon.com, Inc.* 293,036 77,672,122
eBay, Inc. 13,503 1,397,291
79,069,413
Building Products 0 .5%
A O Smith Corp. 3,430 212,111
Allegion plc 2,654 364,872
Builders FirstSource, Inc.* 3,553 281,007
Carrier Global Corp. 23,420 1,573,121
Johnson Controls International
plc 18,351 2,679,797
Lennox International, Inc. 944 504,936
Masco Corp. 6,325 454,262
Trane Technologies plc 6,639 3,269,973
9,340,079
Capital Markets 3 .1%
Ameriprise Financial, Inc. 2,727 1,294,752
Ares Management Corp.,
Class A 6,075 713,205
Bank of New York Mellon
Corp. (The) 20,493 2,753,644
Blackrock, Inc. 4,317 4,600,195
Blackstone, Inc. 22,620 2,840,620
Cboe Global Markets, Inc. 3,230 969,291
Charles Schwab Corp. (The) 50,105 4,591,622
CME Group, Inc. 10,817 3,113,349
Coinbase Global, Inc., Class
A* 6,730 1,263,692
FactSet Research Systems,
Inc. 1,162 264,448
Franklin Resources, Inc.(a) 9,990 299,400
Goldman Sachs Group, Inc.
(The) 8,997 8,311,159
Interactive Brokers Group,
Inc., Class A 13,357 1,061,882
Intercontinental Exchange, Inc. 17,035 2,693,063
Invesco Ltd. 14,455 378,866
KKR & Co., Inc. 20,447 2,133,440
Moody's Corp. 4,577 2,113,887
Morgan Stanley 36,089 6,878,203
MSCI, Inc., Class A 2,206 1,304,651
Nasdaq, Inc. 13,185 1,211,833
Northern Trust Corp. 5,492 913,539
Raymond James Financial,
Inc. 5,119 810,440
Robinhood Markets, Inc.,
Class A* 24,087 1,755,701
S&P Global, Inc. 9,179 3,958,260
State Street Corp. 8,296 1,267,961
T. Rowe Price Group, Inc.(a) 6,598 678,802
58,175,905

66 - Statement of Investments - April 30, 2026 (Unaudited) - Nationwide S&P 500 Index Fund
Common Stocks
Shares Value ($)
Chemicals 1 .1%
Air Products & Chemicals, Inc. 6,641 1,992,632
Albemarle Corp. 3,605 709,104
CF Industries Holdings, Inc. 4,501 559,024
Corteva, Inc. 20,072 1,626,033
Dow, Inc. 22,158 897,177
DuPont de Nemours, Inc. 12,652 577,690
Ecolab, Inc. 7,615 1,984,469
International Flavors &
Fragrances, Inc. 7,675 538,785
Linde plc 14,007 7,019,468
LyondellBasell Industries NV,
Class A 7,916 590,534
Mosaic Co. (The) 9,146 212,827
PPG Industries, Inc. 6,740 731,290
Sherwin-Williams Co. (The) 6,905 2,220,717
19,659,750
Commercial Services & Supplies 0 .4%
Cintas Corp. 10,162 1,775,403
Copart, Inc.* 27,437 908,439
Republic Services, Inc., Class
A 5,975 1,250,090
Rollins, Inc. 8,990 501,013
Veralto Corp. 7,727 681,521
Waste Management, Inc. 11,124 2,586,886
7,703,352
Communications Equipment 1 .2%
Arista Networks, Inc.* 30,975 5,349,692
Ciena Corp.* 4,215 2,223,750
Cisco Systems, Inc. 118,522 10,844,763
F5, Inc.* 1,674 542,208
Lumentum Holdings, Inc.* 2,121 1,913,821
Motorola Solutions, Inc. 4,969 2,181,540
23,055,774
Construction & Engineering 0 .3%
Comfort Systems USA, Inc. 1,045 1,923,061
EMCOR Group, Inc. 1,371 1,222,480
Quanta Services, Inc. 4,473 3,255,315
6,400,856
Construction Materials 0 .3%
CRH plc 20,085 2,378,466
Martin Marietta Materials, Inc. 1,794 1,110,612
Vulcan Materials Co. 3,914 1,181,010
4,670,088
Consumer Finance 0 .5%
American Express Co. 16,065 5,189,798
Capital One Financial Corp. 18,751 3,587,066
Synchrony Financial 10,108 770,230
9,547,094
Consumer Staples Distribution & Retail 2 .0%
Casey's General Stores, Inc. 1,132 930,674
Costco Wholesale Corp. 13,315 13,508,467
Dollar General Corp. 6,742 781,263
Dollar Tree, Inc.* 5,493 533,425
Kroger Co. (The)(a) 17,779 1,210,217
Sysco Corp. 14,692 1,097,639
Target Corp. 13,487 1,749,938
Walmart, Inc. 131,495 17,348,135
37,159,758
Common Stocks
Shares Value ($)
Containers & Packaging 0 .2%
Amcor plc 13,941 530,316
Avery Dennison Corp. 2,348 384,908
Ball Corp. 8,352 510,140
International Paper Co. 15,241 463,631
Packaging Corp. of America 2,804 598,514
Smurfit Westrock plc 15,049 577,731
3,065,240
Distributors 0 .0%
†
Genuine Parts Co. 4,242 454,870
Pool Corp. 930 198,387
653,257
Diversified Telecommunication Services 0 .8%
AT&T, Inc. 209,998 5,487,248
Comcast Corp., Class A 107,642 2,910,639
Verizon Communications, Inc. 126,498 6,075,699
14,473,586
Electric Utilities 1 .5%
Alliant Energy Corp.(a) 7,569 555,792
American Electric Power Co.,
Inc. 16,396 2,248,056
Constellation Energy Corp. 9,348 2,925,924
Duke Energy Corp.(a) 23,328 3,022,142
Edison International 11,353 788,920
Entergy Corp. 13,680 1,613,009
Evergy, Inc. 6,791 562,566
Eversource Energy 11,051 781,306
Exelon Corp. 31,026 1,426,886
FirstEnergy Corp.(a) 15,925 756,756
NextEra Energy, Inc. 62,472 6,114,759
NRG Energy, Inc. 6,200 964,596
PG&E Corp. 65,133 1,082,510
Pinnacle West Capital Corp.(a) 3,812 395,381
PPL Corp. 22,733 851,123
Southern Co. (The) 33,030 3,194,001
Xcel Energy, Inc. 18,120 1,503,054
28,786,781
Electrical Equipment 1 .3%
AMETEK, Inc. 6,827 1,607,759
Eaton Corp. plc 11,651 5,045,000
Emerson Electric Co. 16,843 2,365,431
GE Vernova, Inc. 8,085 8,759,774
Generac Holdings, Inc.* 1,655 429,026
Hubbell, Inc., Class B 1,591 808,498
Rockwell Automation, Inc. 3,439 1,406,241
Vertiv Holdings Co., Class A 11,476 3,769,751
24,191,480
Electronic Equipment, Instruments & Components 0 .9%
Amphenol Corp., Class A 36,873 5,430,287
CDW Corp. 3,919 536,550
Coherent Corp.* 5,725 1,830,340
Corning, Inc. 23,420 3,846,501
Jabil, Inc. 3,097 1,045,206
Keysight Technologies, Inc.* 5,101 1,784,891
TE Connectivity plc 8,782 1,858,798
Teledyne Technologies, Inc.* 1,439 929,378
Zebra Technologies Corp.,
Class A* 1,468 332,150
17,594,101

Nationwide S&P 500 Index Fund - April 30, 2026 (Unaudited) - Statement of Investments - 67
Common Stocks
Shares Value ($)
Energy Equipment & Services 0 .3%
Baker Hughes Co., Class A 29,389 2,047,532
Halliburton Co. 24,807 1,049,336
SLB Ltd. 44,749 2,545,323
5,642,191
Entertainment 1 .2%
Electronic Arts, Inc. 6,876 1,391,496
Live Nation Entertainment,
Inc.*(a) 4,837 763,956
Netflix, Inc.* 126,653 11,855,987
Take-Two Interactive Software,
Inc.* 5,320 1,137,203
TKO Group Holdings, Inc.,
Class A 2,097 390,231
Walt Disney Co. (The) 53,141 5,513,379
Warner Bros Discovery, Inc.* 73,988 2,001,375
23,053,627
Financial Services 3 .4%
Apollo Global Management,
Inc. 14,223 1,830,785
Berkshire Hathaway, Inc.,
Class B* 55,007 26,051,315
Block, Inc., Class A* 16,486 1,162,428
Corpay, Inc.*(a) 2,147 657,991
Fidelity National Information
Services, Inc. 15,507 721,541
Fiserv, Inc.* 15,670 981,725
Global Payments, Inc. 7,186 517,105
Jack Henry & Associates, Inc. 2,225 342,094
Mastercard, Inc., Class A 24,430 12,286,336
PayPal Holdings, Inc. 27,987 1,403,268
Visa, Inc., Class A(a) 50,428 16,633,171
62,587,759
Food Products 0 .4%
Archer-Daniels-Midland Co. 14,015 1,044,678
Bunge Global SA 4,227 537,125
Campbell's Co. (The) 5,805 120,686
Conagra Brands, Inc.(a) 14,318 205,463
General Mills, Inc. 16,339 576,930
Hershey Co. (The) 4,443 825,243
Hormel Foods Corp. 8,257 177,278
J M Smucker Co. (The) 3,352 328,597
Kraft Heinz Co. (The) 25,781 584,198
McCormick & Co., Inc.
(Non-Voting) 8,060 409,770
Mondelez International, Inc.,
Class A 38,605 2,371,891
Tyson Foods, Inc., Class A 8,173 523,644
7,705,503
Gas Utilities 0 .1%
Atmos Energy Corp. 4,995 948,950
Ground Transportation 0 .8%
CSX Corp. 55,781 2,534,131
JB Hunt Transport Services,
Inc. 2,159 543,053
Norfolk Southern Corp. 6,695 2,114,482
Old Dominion Freight Line, Inc. 5,636 1,197,256
Uber Technologies, Inc.* 61,738 4,606,272
Union Pacific Corp. 17,800 4,796,744
15,791,938
Common Stocks
Shares Value ($)
Health Care Equipment & Supplies 1 .5%
Abbott Laboratories 52,161 4,735,697
Align Technology, Inc.* 2,132 375,253
Baxter International, Inc.(a) 15,398 270,697
Becton Dickinson & Co. 8,439 1,257,749
Boston Scientific Corp.* 44,486 2,562,839
Cooper Cos., Inc. (The)* 5,581 351,045
Dexcom, Inc.* 11,148 663,863
Edwards Lifesciences Corp.* 17,180 1,434,530
GE HealthCare Technologies,
Inc. 13,475 819,819
IDEXX Laboratories, Inc.* 2,446 1,371,717
Insulet Corp.* 2,049 352,715
Intuitive Surgical, Inc.* 10,653 4,874,919
Medtronic plc 38,457 3,113,863
ResMed, Inc.(a) 4,476 957,014
Solventum Corp.* 4,808 323,867
STERIS plc 2,815 610,517
Stryker Corp. 10,332 3,255,923
Zimmer Biomet Holdings, Inc. 6,198 510,901
27,842,928
Health Care Providers & Services 1 .6%
Cardinal Health, Inc. 7,034 1,356,718
Cencora, Inc. 5,775 1,778,758
Centene Corp.* 14,078 755,848
Cigna Group (The) 7,986 2,320,572
CVS Health Corp. 38,163 3,178,596
DaVita, Inc.*(a) 963 149,400
Elevance Health, Inc. 6,621 2,492,277
HCA Healthcare, Inc. 4,673 2,030,185
Henry Schein, Inc.* 2,986 222,726
Humana, Inc. 3,739 884,049
Labcorp Holdings, Inc.(a) 2,482 637,377
McKesson Corp. 3,664 2,986,893
Quest Diagnostics, Inc. 3,263 633,674
UnitedHealth Group, Inc. 27,173 10,067,053
Universal Health Services,
Inc., Class B 1,643 276,468
29,770,594
Health Care REITs 0 .3%
Alexandria Real Estate
Equities, Inc. 4,492 181,971
Healthpeak Properties, Inc. 21,590 349,110
Ventas, Inc. 14,388 1,264,130
Welltower, Inc. 21,023 4,569,139
6,364,350
Hotel & Resort REITs 0 .0%
†
Host Hotels & Resorts, Inc. 19,294 407,682
Hotels, Restaurants & Leisure 1 .7%
Airbnb, Inc., Class A* 12,619 1,771,203
Booking Holdings, Inc. 24,173 4,069,766
Carnival Corp. 33,555 889,543
Chipotle Mexican Grill, Inc.,
Class A* 38,961 1,324,284
Darden Restaurants, Inc. 3,338 669,469
Domino's Pizza, Inc. 922 312,945
DoorDash, Inc., Class A* 11,106 1,873,027
Expedia Group, Inc. 3,427 851,164
Hilton Worldwide Holdings,
Inc. 6,942 2,249,694
Las Vegas Sands Corp. 9,179 501,265

68 - Statement of Investments - April 30, 2026 (Unaudited) - Nationwide S&P 500 Index Fund
Common Stocks
Shares Value ($)
Hotels, Restaurants & Leisure
Marriott International, Inc.,
Class A 6,659 2,408,494
McDonald's Corp. 21,363 6,271,963
MGM Resorts International* 6,393 248,944
Norwegian Cruise Line
Holdings Ltd.* 13,986 254,266
Royal Caribbean Cruises Ltd.
(a) 7,581 1,999,565
Starbucks Corp. 34,176 3,599,758
Wynn Resorts Ltd. 2,502 267,989
Yum! Brands, Inc. 8,505 1,357,823
30,921,162
Household Durables 0 .2%
DR Horton, Inc. 8,020 1,233,957
Garmin Ltd. 4,803 1,206,226
Lennar Corp., Class A(a) 6,233 562,840
NVR, Inc.* 76 480,006
PulteGroup, Inc. 5,895 721,312
4,204,341
Household Products 0 .8%
Church & Dwight Co., Inc. 6,957 675,246
Clorox Co. (The) 3,613 348,438
Colgate-Palmolive Co. 24,068 2,054,445
Kimberly-Clark Corp. 10,165 1,000,541
Procter & Gamble Co. (The) 69,713 10,254,085
14,332,755
Independent Power and Renewable Electricity Producers
0 .1%
AES Corp. (The) 22,264 321,715
Vistra Corp. 9,756 1,539,887
1,861,602
Industrial Conglomerates 0 .3%
3M Co. 15,921 2,332,745
Honeywell International, Inc. 19,045 4,081,915
6,414,660
Industrial REITs 0 .2%
Prologis, Inc. 27,884 3,960,086
Insurance 1 .6%
Aflac, Inc. 13,967 1,587,629
Allstate Corp. (The) 7,767 1,687,458
American International Group,
Inc. 15,843 1,185,056
Aon plc, Class A 6,415 1,999,235
Arch Capital Group Ltd.* 10,512 992,964
Arthur J Gallagher & Co. 7,619 1,572,562
Assurant, Inc. 1,564 369,526
Brown & Brown, Inc. 8,811 529,982
Chubb Ltd. 10,890 3,561,030
Cincinnati Financial Corp. 4,779 781,844
Erie Indemnity Co., Class A(a) 822 179,961
Everest Group Ltd. 1,234 440,242
Globe Life, Inc. 2,389 368,623
Hartford Insurance Group, Inc.
(The) 8,535 1,167,673
Loews Corp. 5,063 570,144
Marsh & McLennan Cos., Inc. 14,704 2,466,008
MetLife, Inc. 16,274 1,303,547
Principal Financial Group, Inc.
(a) 6,075 613,028
Common Stocks
Shares Value ($)
Insurance
Progressive Corp. (The) 17,582 3,538,905
Prudential Financial, Inc. 10,177 998,466
Travelers Cos., Inc. (The) 6,426 1,960,830
W R Berkley Corp. 9,116 609,222
Willis Towers Watson plc 2,792 715,310
29,199,245
Interactive Media & Services 8 .6%
Alphabet, Inc., Class A 174,644 67,203,011
Alphabet, Inc., Class C 140,287 53,581,217
Meta Platforms, Inc., Class A 65,609 40,146,803
160,931,031
IT Services 0 .7%
Accenture plc, Class A 18,439 3,295,234
Akamai Technologies, Inc.*(a) 4,561 469,692
Cognizant Technology
Solutions Corp., Class A 14,086 745,149
EPAM Systems, Inc.*(a) 1,542 175,449
Gartner, Inc.* 2,122 315,096
GoDaddy, Inc., Class A* 4,135 358,876
International Business
Machines Corp. 28,039 6,476,448
VeriSign, Inc. 2,394 643,172
12,479,116
Leisure Products 0 .0%
†
Hasbro, Inc. 4,217 404,157
Life Sciences Tools & Services 0 .7%
Agilent Technologies, Inc. 8,684 1,003,436
Bio-Techne Corp.(a) 4,406 243,740
Charles River Laboratories
International, Inc.* 1,516 253,127
Danaher Corp. 18,872 3,377,144
IQVIA Holdings, Inc.* 5,216 826,058
Mettler-Toledo International,
Inc.* 614 783,839
Revvity, Inc.(a) 3,164 274,066
Thermo Fisher Scientific, Inc. 11,270 5,397,879
Waters Corp.* 2,880 890,582
West Pharmaceutical
Services, Inc. 2,133 634,759
13,684,630
Machinery 1 .9%
Caterpillar, Inc. 13,957 12,423,265
Cummins, Inc. 4,142 2,779,323
Deere & Co. 7,562 4,460,597
Dover Corp. 4,095 927,149
Fortive Corp.(a) 9,680 578,767
IDEX Corp. 2,380 518,483
Illinois Tool Works, Inc. 7,890 2,035,699
Ingersoll Rand, Inc. 10,397 830,305
Nordson Corp. 1,649 475,654
Otis Worldwide Corp. 11,406 888,299
PACCAR, Inc. 15,674 1,862,071
Parker-Hannifin Corp. 3,786 3,443,064
Pentair plc 4,730 381,758
Snap-on, Inc. 1,613 618,424
Stanley Black & Decker, Inc. 4,304 336,401
Westinghouse Air Brake
Technologies Corp. 5,040 1,360,246

Nationwide S&P 500 Index Fund - April 30, 2026 (Unaudited) - Statement of Investments - 69
Common Stocks
Shares Value ($)
Machinery
Xylem, Inc. 7,131 842,599
34,762,104
Media 0 .2%
Charter Communications, Inc.,
Class A* 2,562 423,166
EchoStar Corp., Class A*(a) 4,111 506,229
Fox Corp., Class A(a) 5,884 373,575
Fox Corp., Class B 3,851 219,584
News Corp., Class A 11,887 312,866
News Corp., Class B(a) 3,166 96,499
Omnicom Group, Inc. 9,401 721,245
Paramount Skydance Corp.,
Class B(a) 6,522 66,785
Trade Desk, Inc. (The), Class
A* 12,685 299,239
3,019,188
Metals & Mining 0 .5%
Freeport-McMoRan, Inc. 43,112 2,491,011
Newmont Corp. 32,735 3,636,531
Nucor Corp. 7,010 1,579,283
Steel Dynamics, Inc. 3,984 910,982
8,617,807
Multi-Utilities 0 .6%
Ameren Corp. 8,098 920,338
CenterPoint Energy, Inc.(a) 19,998 872,913
CMS Energy Corp. 9,182 704,627
Consolidated Edison, Inc. 11,056 1,232,633
Dominion Energy, Inc. 25,338 1,634,301
DTE Energy Co. 6,140 931,377
NiSource, Inc. 14,617 705,709
Public Service Enterprise
Group, Inc. 15,290 1,248,581
Sempra 19,460 1,851,035
WEC Energy Group, Inc. 9,544 1,125,619
11,227,133
Office REITs 0 .0%
†
BXP, Inc. 4,321 252,606
Oil, Gas & Consumable Fuels 3 .2%
APA Corp.(a) 10,127 412,473
Chevron Corp. 56,230 10,869,821
ConocoPhillips 36,752 4,622,667
Coterra Energy, Inc. 22,157 795,658
Devon Energy Corp. 18,115 930,568
Diamondback Energy, Inc. 5,820 1,196,767
EOG Resources, Inc. 16,234 2,282,013
EQT Corp. 19,116 1,148,489
Expand Energy Corp. 7,295 745,184
Exxon Mobil Corp. 125,358 19,346,500
Kinder Morgan, Inc. 58,361 1,918,326
Marathon Petroleum Corp. 8,978 2,229,148
Occidental Petroleum Corp. 21,500 1,302,470
ONEOK, Inc. 18,743 1,732,978
Phillips 66 12,012 2,151,950
Targa Resources Corp. 6,358 1,653,589
Texas Pacific Land Corp.(a) 1,723 764,443
Valero Energy Corp. 9,123 2,304,287
Williams Cos., Inc. (The) 36,633 2,795,464
59,202,795
Common Stocks
Shares Value ($)
Passenger Airlines 0 .2%
Delta Air Lines, Inc. 19,869 1,350,893
Southwest Airlines Co. 14,057 533,042
United Airlines Holdings, Inc.* 9,916 892,440
2,776,375
Personal Care Products 0 .1%
Estee Lauder Cos., Inc. (The),
Class A 7,590 582,229
Kenvue, Inc. 58,683 1,028,713
1,610,942
Pharmaceuticals 3 .1%
Bristol-Myers Squibb Co. 61,088 3,701,322
Eli Lilly & Co. 23,770 22,215,442
Johnson & Johnson 72,290 16,615,857
Merck & Co., Inc. 74,454 8,128,888
Pfizer, Inc. 170,555 4,553,818
Viatris, Inc. 36,172 540,410
Zoetis, Inc., Class A 12,890 1,481,963
57,237,700
Professional Services 0 .3%
Automatic Data Processing,
Inc. 12,079 2,560,023
Broadridge Financial
Solutions, Inc. 3,667 564,645
Equifax, Inc. 3,541 615,921
Jacobs Solutions, Inc. 3,693 477,911
Leidos Holdings, Inc. 3,827 571,065
Paychex, Inc. 9,951 921,761
Verisk Analytics, Inc., Class A 4,271 787,957
6,499,283
Real Estate Management & Development 0 .1%
CBRE Group, Inc., Class A* 8,606 1,228,334
CoStar Group, Inc.* 12,026 416,220
1,644,554
Residential REITs 0 .2%
AvalonBay Communities, Inc. 4,342 794,586
Camden Property Trust 3,299 346,461
Equity Residential 10,090 659,684
Essex Property Trust, Inc. 1,856 488,518
Invitation Homes, Inc. 16,469 473,813
Mid-America Apartment
Communities, Inc. 3,623 468,019
UDR, Inc. 9,677 351,662
3,582,743
Retail REITs 0 .3%
Federal Realty Investment
Trust 2,215 245,643
Kimco Realty Corp. 20,938 494,974
Realty Income Corp. 27,353 1,757,157
Regency Centers Corp. 4,708 366,518
Simon Property Group, Inc. 9,738 1,983,728
4,848,020
Semiconductors & Semiconductor Equipment 16 .5%
Advanced Micro Devices, Inc.* 48,908 17,337,397
Analog Devices, Inc. 14,657 5,895,925
Applied Materials, Inc. 23,809 9,392,412
Broadcom, Inc. 142,225 59,368,982
First Solar, Inc.* 3,164 638,780
Intel Corp.* 140,846 13,307,130
KLA Corp. 3,932 6,882,376

70 - Statement of Investments - April 30, 2026 (Unaudited) - Nationwide S&P 500 Index Fund
Common Stocks
Shares Value ($)
Semiconductors & Semiconductor Equipment
Lam Research Corp. 37,460 9,659,436
Microchip Technology, Inc. 16,555 1,538,125
Micron Technology, Inc. 33,762 17,460,356
Monolithic Power Systems,
Inc. 1,471 2,374,797
NVIDIA Corp. 728,931 145,472,760
NXP Semiconductors NV 7,451 2,187,539
ON Semiconductor Corp.*(a) 11,559 1,165,263
Qnity Electronics, Inc. 6,326 889,815
QUALCOMM, Inc. 31,988 5,744,405
Skyworks Solutions, Inc. 4,574 320,957
Teradyne, Inc. 4,654 1,598,509
Texas Instruments, Inc. 27,224 7,652,122
308,887,086
Software 7 .9%
Adobe, Inc.* 12,301 3,027,276
AppLovin Corp., Class A* 8,129 3,628,379
Autodesk, Inc.* 6,283 1,489,071
Cadence Design Systems,
Inc.* 8,140 2,682,863
Crowdstrike Holdings, Inc.,
Class A* 7,548 3,364,521
Datadog, Inc., Class A* 10,114 1,336,970
Fair Isaac Corp.* 733 751,325
Fortinet, Inc.* 19,362 1,632,410
Gen Digital, Inc. 16,007 308,775
Intuit, Inc. 8,347 3,242,809
Microsoft Corp. 222,748 90,832,179
Oracle Corp. 50,867 8,209,425
Palantir Technologies, Inc.,
Class A* 68,524 9,532,374
Palo Alto Networks, Inc.* 24,354 4,367,159
PTC, Inc.* 3,565 485,909
Roper Technologies, Inc. 3,155 1,119,426
Salesforce, Inc. 28,107 4,961,729
ServiceNow, Inc.* 31,144 2,750,327
Synopsys, Inc.* 5,690 2,745,994
Trimble, Inc.* 7,121 479,386
Tyler Technologies, Inc.* 1,223 417,214
Workday, Inc., Class A* 6,337 775,649
148,141,170
Specialized REITs 0 .8%
American Tower Corp. 14,043 2,565,796
Crown Castle, Inc. 12,754 1,132,300
Digital Realty Trust, Inc. 9,612 1,931,435
Equinix, Inc. 2,947 3,191,100
Extra Space Storage, Inc. 6,529 935,802
Iron Mountain, Inc. 8,732 1,100,145
Public Storage 4,837 1,462,951
SBA Communications Corp.,
Class A 3,255 720,006
VICI Properties, Inc., Class A 32,739 955,979
Weyerhaeuser Co. 20,991 514,699
14,510,213
Specialty Retail 1 .6%
AutoZone, Inc.* 493 1,826,087
Best Buy Co., Inc. 5,562 336,445
Carvana Co., Class A* 4,332 1,714,606
Home Depot, Inc. (The) 29,863 9,818,954
Lowe's Cos., Inc. 16,827 4,018,119
Common Stocks
Shares Value ($)
Specialty Retail
O'Reilly Automotive, Inc.* 25,255 2,510,347
Ross Stores, Inc. 9,702 2,210,019
TJX Cos., Inc. (The) 33,311 5,221,499
Tractor Supply Co. 15,867 556,932
Ulta Beauty, Inc.* 1,296 696,574
Williams-Sonoma, Inc. 3,618 655,618
29,565,200
Technology Hardware, Storage & Peripherals 7 .4%
Apple, Inc. 440,393 119,500,640
Dell Technologies, Inc., Class
C 8,896 1,858,819
Hewlett Packard Enterprise
Co. 40,416 1,162,768
HP, Inc.(a) 27,545 574,589
NetApp, Inc. 6,035 668,497
Sandisk Corp.* 4,428 4,855,346
Seagate Technology Holdings
plc 6,542 4,406,953
Super Micro Computer, Inc.* 15,537 425,714
Western Digital Corp. 10,136 4,404,295
137,857,621
Textiles, Apparel & Luxury Goods 0 .2%
Deckers Outdoor Corp.* 4,421 451,826
Lululemon Athletica, Inc.* 3,053 420,398
NIKE, Inc., Class B 36,430 1,616,035
Ralph Lauren Corp., Class A 1,223 438,617
Tapestry, Inc. 6,000 870,240
3,797,116
Tobacco 0 .6%
Altria Group, Inc. 50,355 3,658,291
Philip Morris International, Inc. 46,696 7,708,108
11,366,399
Trading Companies & Distributors 0 .3%
Fastenal Co. 34,097 1,531,978
United Rentals, Inc. 1,880 1,804,499
WW Grainger, Inc. 1,340 1,556,209
4,892,686
Water Utilities 0 .0%
†
American Water Works Co.,
Inc. 5,671 728,270
Wireless Telecommunication Services 0 .2%
T-Mobile US, Inc. 14,199 2,775,904
Total Common Stocks
(cost $633,662,609) 1,851,923,033
Rights 0 .0%
†
Number of
Rights
Health Care Equipment & Supplies 0 .0%
†
Hologic, Inc., CVR*∞ 6,527 0
Total Rights
(cost $0) 0

Nationwide S&P 500 Index Fund - April 30, 2026 (Unaudited) - Statement of Investments - 71
Short-Term Investments 0 .0%
†
Shares Value ($)
Money Market Fund 0.0%
†
Invesco Government & Agency
Portfolio, Institutional
Shares, 3.58%(b)(c) 200,000 200,000
Morgan Stanley Institutional
Liquidity Fund - Government
Portfolio, Institutional
Shares, 3.57%(b)(c) 100,000 100,000
Total Short-Term Investment
(cost $300,000) 300,000
Repurchase Agreements 0 .4%
Principal
Amount ($)
CF Secured, LLC,
3.61%, dated 4/30/2026,
due 5/1/2026, repurchase
price $3,038,132,
collateralized by U.S.
Government Treasury
Securities, ranging from
0.00% - 6.13%, maturing
5/15/2026 - 2/15/2056;
total market value
$3,098,895.(c)(d) 3,037,828 3,037,828
Natixis Securities Americas
LLC,
3.62%, dated 4/30/2026,
due 5/1/2026, repurchase
price $1,500,151,
collateralized by U.S.
Government Treasury
Securities, ranging from
0.00% - 4.88%, maturing
5/15/2026 - 2/15/2056;
total market value
$1,530,154.(c)(d) 1,500,000 1,500,000
Nomura Securities
International, Inc.,
3.63%, dated 4/30/2026,
due 5/1/2026, repurchase
price $2,000,202,
collateralized by U.S.
Government Treasury
Securities, ranging from
0.00% - 4.38%, maturing
11/15/2026 - 2/15/2055;
total market value
$2,040,225.(c)(d) 2,000,000 2,000,000
Total Repurchase Agreements
(cost $6,537,828) 6,537,828
Total Investments
(cost $640,500,437) — 99.6% 1,858,760,861
Other assets in excess of liabilities — 0.4% 7,893,462
NET ASSETS — 100.0%
$ 1,866,654,323
* Denotes a non-income producing security.
∞ Fair valued security.
† Amount rounds to less than 0.1%.
(a) The security or a portion of this security is on loan as of
April 30, 2026. The total value of securities on loan as of
April 30, 2026 was $19,146,867, which was collateralized by
cash used to purchase money market funds and repurchase
agreements with a value of $300,000 and $6,537,828,
respectively, and by $12,400,580 of collateral in the form
of  U.S. Government Treasury Securities, interest rates
ranging from 0.00% - 6.25%, and maturity dates ranging from
5/15/2026 - 2/15/2056, a total value of $19,238,408.
(b) Represents 7-day effective yield as of April 30, 2026.
(c) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of April 30, 2026 was $6,837,828.
(d) Please refer to Note 2 for additional information on the joint repurchase agreement.
CVR Contingent Value Rights
REIT Real Estate Investment Trust

72 - Statement of Investments - April 30, 2026 (Unaudited) - Nationwide S&P 500 Index Fund
Futures contracts outstanding as of April 30, 2026:
Description
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount ($)
Value and
Unrealized
Appreciation
(Depreciation) ($)
Long Contracts
S&P 500 E-Mini Index 44 6/2026 USD 15,936,250 856,399
Net contracts 856,399
Currency:
USD United States Dollar
The accompanying notes are an integral part of these financial statements.

Nationwide Small Cap Index Fund - April 30, 2026 (Unaudited) - Statement of Investments - 73
Closed End Fund 0 .0%
†
Principal
Amount ($) Value ($)
Diversified REITs 0 .0%
†
NexPoint Diversified Real
Estate Trust 3,625 19,647
Total Closed End Fund
(cost  $34,534) 19,647
Common Stocks 99 .0%
Shares
Aerospace & Defense 1 .9%
AAR Corp.* 3,139 346,451
AeroVironment, Inc.*(a) 2,998 584,670
AerSale Corp.* 2,815 18,917
AIRO Group Holdings, Inc.*(a) 1,557 11,895
Archer Aviation, Inc., Class
A*(a) 48,217 276,765
Astronics Corp.* 2,474 176,644
Beta Technologies, Inc., Class
A*(a) 2,613 41,625
Byrna Technologies, Inc.*(a) 1,601 9,366
Cadre Holdings, Inc.(a) 2,311 68,521
Ducommun, Inc.* 1,092 154,987
Eve Holding, Inc.* 7,623 21,954
Firefly Aerospace, Inc.*(a) 1,686 58,336
Intuitive Machines, Inc.*(a) 8,828 223,790
Kratos Defense & Security
Solutions, Inc.*(a) 14,338 904,011
Mercury Systems, Inc.*(a) 4,312 340,260
Moog, Inc., Class A 2,232 672,524
National Presto Industries, Inc. 402 56,216
Park Aerospace Corp. 1,559 52,788
Red Cat Holdings, Inc.*(a) 8,272 96,948
Redwire Corp.*(a) 8,377 76,985
Satellogic, Inc., Class A*(a) 7,476 48,295
V2X, Inc.* 2,090 141,723
Voyager Technologies, Inc.,
Class A*(a) 3,779 99,803
VSE Corp. 2,127 365,163
York Space Systems, Inc.*(a) 1,388 46,026
4,894,663
Air Freight & Logistics 0 .1%
Forward Air Corp.* 1,663 35,023
Hub Group, Inc., Class A 4,843 212,268
Radiant Logistics, Inc.* 2,668 22,438
269,729
Automobile Components 1 .0%
Adient plc* 6,098 128,363
Cooper-Standard Holdings,
Inc.* 1,289 38,760
Dana, Inc. 8,949 326,191
Dauch Corp.* 18,561 105,983
Dorman Products, Inc.* 2,201 247,635
Fox Factory Holding Corp.* 3,480 61,770
Garrett Motion, Inc. 14,007 358,719
Gentherm, Inc.* 2,314 69,651
Goodyear Tire & Rubber Co.
(The)* 22,153 156,843
Holley, Inc.* 6,125 20,212
LCI Industries(a) 1,904 226,995
Motorcar Parts of America,
Inc.* 1,107 12,421
Common Stocks
Shares Value ($)
Automobile Components
Patrick Industries, Inc.(a) 2,585 240,405
Phinia, Inc. 3,065 221,140
Solid Power, Inc.*(a) 14,571 50,270
Standard Motor Products, Inc. 1,662 62,109
Strattec Security Corp.*(a) 335 25,212
Visteon Corp.(a) 2,156 240,847
XPEL, Inc. Reg. S* 1,929 91,859
2,685,385
Automobiles 0 .0%
†
Faraday Future Intelligent
Electric, Inc., Class A*(a) 15,144 6,606
Winnebago Industries, Inc.(a) 2,246 73,242
79,848
Banks 9 .2%
1st Source Corp. 1,484 109,119
ACNB Corp. 757 38,372
Amalgamated Financial Corp. 1,889 77,222
Amerant Bancorp, Inc., Class
A 2,719 62,455
Ameris Bancorp 5,218 444,835
Ames National Corp. 815 22,967
Arrow Financial Corp. 1,331 49,047
Associated Banc-Corp. 13,004 366,193
Atlantic Union Bankshares
Corp.(a) 11,272 424,391
Avidbank Holdings, Inc.* 257 7,618
Axos Financial, Inc.* 4,301 414,788
Banc of California, Inc. 10,569 197,957
BancFirst Corp. 1,678 187,282
Bancorp, Inc. (The)* 3,310 198,037
Bank First Corp.(a) 804 116,829
Bank of Hawaii Corp. 3,154 250,775
Bank of Marin Bancorp 1,276 32,717
Bank of NT Butterfield & Son
Ltd. (The) 3,329 184,593
Bank7 Corp. 353 15,158
BankUnited, Inc. 5,879 273,256
Bankwell Financial Group, Inc. 534 27,619
Banner Corp. 2,723 182,196
Bar Harbor Bankshares 1,296 44,388
BayCom Corp.(a) 972 29,141
BCB Bancorp, Inc. 973 9,876
Beacon Financial Corp. 6,523 186,101
Blue Ridge Bankshares, Inc. 5,551 19,040
Bridgewater Bancshares, Inc.* 1,569 28,446
Burke & Herbert Financial
Services Corp. 1,087 69,905
Business First Bancshares,
Inc. 2,286 62,591
BV Financial, Inc.* 722 14,137
Byline Bancorp, Inc. 2,348 75,488
C&F Financial Corp. 266 19,884
California BanCorp 1,754 32,782
Camden National Corp. 1,346 64,837
Capital Bancorp, Inc. 1,054 33,190
Capital City Bank Group, Inc. 1,073 49,540
Capitol Federal Financial, Inc. 10,095 77,530
Carter Bankshares, Inc.* 1,666 42,650
Cathay General Bancorp 5,122 286,986
CB Financial Services, Inc. 385 13,544
Central Pacific Financial Corp. 2,137 71,119

74 - Statement of Investments - April 30, 2026 (Unaudited) - Nationwide Small Cap Index Fund
Common Stocks
Shares Value ($)
Banks
CF Bankshares, Inc. 310 9,083
Chain Bridge Bancorp, Inc.,
Class A* 266 9,885
Chemung Financial Corp. 331 21,982
ChoiceOne Financial Services,
Inc. 1,049 31,501
Citizens & Northern Corp. 1,303 28,770
Citizens Community Bancorp,
Inc. 769 15,957
Citizens Financial Services,
Inc. 363 22,927
City Holding Co. 1,109 136,363
Civista Bancshares, Inc. 1,504 37,405
CNB Financial Corp. 2,366 71,879
Coastal Financial Corp.* 1,041 78,720
CoastalSouth Bancshares, Inc. 622 15,892
Colony Bankcorp, Inc. 1,315 26,090
Columbia Financial, Inc.* 2,245 43,171
Commercial Bancgroup, Inc. 485 14,046
Community Financial System,
Inc. 4,144 262,564
Community Trust Bancorp, Inc. 1,253 81,357
Community West Bancshares 1,750 41,510
ConnectOne Bancorp, Inc. 3,729 108,961
Customers Bancorp, Inc.* 2,595 197,921
CVB Financial Corp. 13,571 276,441
Dime Community Bancshares,
Inc. 3,150 113,054
Eagle Bancorp Montana, Inc. 625 13,825
Eagle Bancorp, Inc.(a) 2,141 55,345
Eagle Financial Services, Inc. 348 13,113
Eastern Bankshares, Inc. 17,136 346,661
ECB Bancorp, Inc.*(a) 562 10,094
Enterprise Financial Services
Corp. 2,975 172,015
Equity Bancshares, Inc., Class
A 1,181 53,547
Esquire Financial Holdings,
Inc. 565 59,393
Farmers & Merchants
Bancorp, Inc. 1,241 33,234
Farmers National Banc Corp. 4,679 65,834
FB Bancorp, Inc.* 1,127 15,755
FB Financial Corp. 3,378 182,648
Fidelity D&D Bancorp, Inc. 441 19,885
Financial Institutions, Inc. 1,612 54,921
Finward Bancorp 256 8,238
Finwise Bancorp* 766 11,911
First Bancorp(a) 15,491 481,520
First Bancorp, Inc. (The) 758 21,573
First Bank 1,741 25,836
First Busey Corp. 6,577 172,317
First Business Financial
Services, Inc. 696 39,115
First Capital, Inc.(a) 272 14,710
First Commonwealth Financial
Corp. 8,245 151,790
First Community Bankshares,
Inc.(a) 1,253 53,403
First Community Corp. 624 18,477
First Financial Bancorp 8,037 243,360
Common Stocks
Shares Value ($)
Banks
First Financial Bankshares,
Inc. 10,493 338,609
First Financial Corp. 950 62,387
First Internet Bancorp 415 9,512
First Interstate BancSystem,
Inc., Class A(a) 6,834 242,539
First Merchants Corp. 4,873 197,064
First Mid Bancshares, Inc. 1,681 70,753
First National Corp. 659 17,608
First United Corp. 523 19,435
First Western Financial, Inc.* 827 23,412
Firstsun Capital Bancorp* 1,778 62,870
Five Star Bancorp 1,376 55,659
Flagstar Bank NA 24,289 339,317
Flushing Financial Corp. 2,601 41,928
Franklin Financial Services
Corp. 352 19,835
FS Bancorp, Inc. 627 25,481
Fulton Financial Corp. 14,972 323,245
FVCBankcorp, Inc. 1,134 17,758
GBank Financial Holdings,
Inc.*(a) 548 16,139
German American Bancorp,
Inc.(a) 2,864 123,352
Glacier Bancorp, Inc.(a) 10,087 494,767
Great Southern Bancorp, Inc.
(a) 672 45,844
Greene County Bancorp, Inc. 583 14,021
Hancock Whitney Corp. 6,626 447,321
Hanmi Financial Corp. 2,375 71,036
Hanover Bancorp, Inc. 381 9,037
Hawthorn Bancshares, Inc. 497 16,709
HBT Financial, Inc. 844 23,429
Heritage Financial Corp.(a) 2,654 73,038
Hilltop Holdings, Inc. 3,502 131,920
Hingham Institution for
Savings(a) 139 39,504
Home Bancorp, Inc. 584 36,319
Home BancShares, Inc. 14,692 394,774
HomeTrust Bancshares, Inc. 1,349 61,609
Hope Bancorp, Inc. 9,242 115,063
Horizon Bancorp, Inc. 3,665 66,337
Independent Bank Corp. 5,414 355,292
International Bancshares Corp. 4,356 312,499
Investar Holding Corp. 924 25,604
John Marshall Bancorp, Inc. 1,161 24,381
Kearny Financial Corp. 4,981 40,047
Lakeland Financial Corp. 1,938 117,288
Landmark Bancorp, Inc. 374 9,918
LCNB Corp. 1,001 16,226
LINKBANCORP, Inc. 1,888 16,407
Live Oak Bancshares, Inc. 2,905 109,228
MainStreet Bancshares, Inc. 590 13,818
Mechanics Bancorp(a) 3,869 57,126
Mercantile Bank Corp. 1,338 68,653
Meridian Corp.(a) 787 14,811
Metrocity Bankshares, Inc. 1,509 48,273
Metropolitan Bank Holding
Corp. 692 61,138
Mid Penn Bancorp, Inc. 1,602 52,818
Midland States Bancorp, Inc. 1,730 44,997
MVB Financial Corp. 976 25,503

Nationwide Small Cap Index Fund - April 30, 2026 (Unaudited) - Statement of Investments - 75
Common Stocks
Shares Value ($)
Banks
National Bank Holdings Corp.,
Class A 2,973 126,947
National Bankshares, Inc. 547 19,580
NB Bancorp, Inc. 3,088 60,617
NBT Bancorp, Inc. 4,075 178,037
Nicolet Bankshares, Inc. 1,481 216,937
Northeast Bank 583 72,496
Northeast Community
Bancorp, Inc. 1,005 24,115
Northfield Bancorp, Inc. 2,800 39,060
Northpointe Bancshares, Inc. 1,571 28,011
Northrim Bancorp, Inc. 1,716 42,093
Northwest Bancshares, Inc. 11,532 159,488
Norwood Financial Corp. 698 20,430
Oak Valley Bancorp 407 13,464
OceanFirst Financial Corp.(a) 4,560 86,959
OFG Bancorp 3,451 158,608
Ohio Valley Banc Corp. 315 14,021
Old National Bancorp(a) 27,911 669,027
Old Second Bancorp, Inc. 4,114 84,790
OP Bancorp(a) 1,055 15,129
Orange County Bancorp, Inc. 854 29,121
Origin Bancorp, Inc. 2,327 108,950
Orrstown Financial Services,
Inc. 1,430 52,538
Park National Corp. 1,199 206,456
Parke Bancorp, Inc. 774 23,305
Pathward Financial, Inc. 1,738 150,928
Patriot National Bancorp,
Inc.*(a) 5,695 6,976
PCB Bancorp 821 19,811
Peapack-Gladstone Financial
Corp. 1,230 51,353
Peoples Bancorp of North
Carolina, Inc. 245 9,658
Peoples Bancorp, Inc. 2,780 95,632
Peoples Financial Services
Corp.(a) 709 40,385
Pioneer Bancorp, Inc.* 658 9,363
Plumas Bancorp(a) 515 26,270
Ponce Financial Group, Inc.* 1,452 25,352
Preferred Bank 816 77,300
Primis Financial Corp. 1,688 24,746
Princeton Bancorp, Inc. 481 17,205
Provident Financial Services,
Inc. 10,363 235,033
QCR Holdings, Inc. 1,341 121,253
RBB Bancorp 1,287 31,042
Red River Bancshares, Inc. 432 39,195
Renasant Corp. 7,420 295,984
Republic Bancorp, Inc., Class
A 725 54,904
Rhinebeck Bancorp, Inc.*(a) 555 9,069
Richmond Mutual BanCorp,
Inc.(a) 714 11,295
Riverview Bancorp, Inc. 1,693 8,770
S&T Bancorp, Inc. 3,023 133,405
SB Financial Group, Inc. 499 10,399
Seacoast Banking Corp. of
Florida 7,553 237,693
ServisFirst Bancshares, Inc. 4,100 326,442
Shore Bancshares, Inc. 2,425 46,803
Common Stocks
Shares Value ($)
Banks
Sierra Bancorp 942 33,987
Simmons First National Corp.,
Class A 11,461 243,661
SmartFinancial, Inc. 1,103 46,260
Sound Financial Bancorp, Inc. 158 6,502
South Plains Financial, Inc. 1,038 42,641
Southern First Bancshares,
Inc.* 584 32,879
Southern Missouri Bancorp,
Inc.(a) 837 57,117
Southside Bancshares, Inc. 2,299 75,936
SR Bancorp, Inc.(a) 188 3,630
Stellar Bancorp, Inc. 3,607 135,479
Sterling Bancorp, Inc.*^∞(a) 1,601 0
Stock Yards Bancorp, Inc. 2,077 150,229
Texas Capital Bancshares,
Inc.* 3,461 348,523
Third Coast Bancshares, Inc.* 1,043 38,946
Timberland Bancorp, Inc. 508 20,259
Tompkins Financial Corp. 1,126 94,888
Towne Bank 6,612 235,123
TriCo Bancshares 2,420 121,653
Triumph Financial, Inc.* 1,822 123,313
TrustCo Bank Corp. 1,364 64,926
Trustmark Corp. 4,513 200,242
UMB Financial Corp. 5,795 731,155
Union Bankshares, Inc.(a) 291 7,185
United Bankshares, Inc. 11,084 485,590
United Community Banks, Inc. 9,834 327,767
Unity Bancorp, Inc. 575 30,061
Univest Financial Corp. 2,236 84,946
USCB Financial Holdings, Inc. 771 14,063
Valley National Bancorp 38,943 528,457
Virginia National Bankshares
Corp. 447 18,863
WaFd, Inc. 5,913 209,320
Washington Trust Bancorp,
Inc. 1,490 46,831
WesBanco, Inc. 7,411 254,790
West Bancorp, Inc. 1,268 30,369
Westamerica Bancorp 1,877 102,897
Western New England
Bancorp, Inc. 1,601 22,334
WSFS Financial Corp. 4,252 306,016
24,203,541
Beverages 0 .1%
MGP Ingredients, Inc. 1,080 21,535
National Beverage Corp.* 1,860 63,649
Vita Coco Co., Inc. (The)* 3,831 252,808
Zevia PBC, Class A* 6,936 8,878
346,870
Biotechnology 8 .3%
4D Molecular Therapeutics,
Inc.* 3,766 33,404
Abeona Therapeutics, Inc.*(a) 3,834 20,934
Absci Corp.* 9,604 47,780
ACADIA Pharmaceuticals,
Inc.* 10,028 225,129
Actuate Therapeutics, Inc.*(a) 996 2,928
ADC Therapeutics SA* 8,122 30,701
ADMA Biologics, Inc.* 18,178 186,324

76 - Statement of Investments - April 30, 2026 (Unaudited) - Nationwide Small Cap Index Fund
Common Stocks
Shares Value ($)
Biotechnology
Agios Pharmaceuticals, Inc.* 4,508 126,224
Akebia Therapeutics, Inc.*(a) 21,981 30,334
Aktis Oncology, Inc.*(a) 1,597 29,944
Aldeyra Therapeutics, Inc.* 4,407 6,699
Alector, Inc.* 8,494 20,131
Alkermes plc*(a) 12,940 436,207
Allogene Therapeutics, Inc.* 11,478 24,448
Altimmune, Inc.* 10,107 26,278
AnaptysBio, Inc.* 1,449 95,243
Anavex Life Sciences
Corp.*(a) 6,627 22,134
Anika Therapeutics, Inc.* 974 12,126
Annexon, Inc.* 10,394 61,013
Apogee Therapeutics, Inc.* 3,522 291,939
Arbutus Biopharma Corp.* 11,424 47,981
Arcturus Therapeutics
Holdings, Inc.* 2,240 19,309
Arcus Biosciences, Inc.* 6,644 169,422
Arcutis Biotherapeutics, Inc.* 8,813 204,638
Ardelyx, Inc.*(a) 18,612 117,814
ArriVent Biopharma, Inc.*(a) 2,664 82,824
Arrowhead Pharmaceuticals,
Inc.* 10,657 783,076
ARS Pharmaceuticals, Inc.*(a) 4,814 39,764
Atrium Therapeutics, Inc.* 940 12,004
aTyr Pharma, Inc.*(a) 7,642 6,170
Aura Biosciences, Inc.* 3,194 22,518
Aurinia Pharmaceuticals, Inc.* 9,457 145,496
Avita Medical, Inc.*(a) 962 4,156
Beam Therapeutics, Inc.* 7,443 225,746
Benitec Biopharma, Inc.* 1,249 15,050
Bicara Therapeutics, Inc.* 2,625 56,647
BioCryst Pharmaceuticals,
Inc.*(a) 17,591 161,134
Biohaven Ltd.* 9,242 88,631
Bridgebio Pharma, Inc.*(a) 12,578 894,422
Bright Minds Biosciences, Inc.* 550 48,372
Candel Therapeutics, Inc.*(a) 3,479 21,500
Capricor Therapeutics, Inc.*(a) 3,454 115,985
Cardiff Oncology, Inc.*(a) 5,330 9,221
CareDx, Inc.* 4,199 87,381
Cartesian Therapeutics, Inc.* 660 4,105
Catalyst Pharmaceuticals,
Inc.* 9,244 260,034
Celcuity, Inc.*(a) 2,782 337,596
Celldex Therapeutics, Inc.* 5,939 195,274
CG oncology, Inc.*(a) 4,686 312,744
Cogent Biosciences, Inc.*(a) 11,371 406,968
Coherus Oncology, Inc.*(a) 9,257 16,431
Compass Therapeutics,
Inc.*(a) 10,574 18,716
Corvus Pharmaceuticals,
Inc.*(a) 5,093 77,363
CRISPR Therapeutics AG*(a) 7,225 378,157
Cullinan Therapeutics, Inc.* 4,078 53,218
Cytokinetics, Inc.*(a) 9,502 607,843
Denali Therapeutics, Inc.* 11,254 210,675
Design Therapeutics, Inc.* 2,040 27,744
DiaMedica Therapeutics,
Inc.*(a) 2,183 13,207
Dianthus Therapeutics, Inc.* 2,842 249,528
Disc Medicine, Inc.*(a) 2,173 143,309
Common Stocks
Shares Value ($)
Biotechnology
Dyne Therapeutics, Inc.*(a) 10,553 185,205
Editas Medicine, Inc.* 7,650 22,950
Eledon Pharmaceuticals,
Inc.*(a) 5,070 18,455
Emergent BioSolutions, Inc.* 4,090 33,661
Enanta Pharmaceuticals, Inc.* 2,186 30,364
Entrada Therapeutics, Inc.*(a) 2,081 28,093
Erasca, Inc.*(a) 15,047 160,251
Evommune, Inc.*(a) 816 19,421
Fate Therapeutics, Inc.* 9,564 11,955
Fennec Pharmaceuticals, Inc.* 1,717 11,143
First Tracks Biotherapeutics,
Inc.* 1,449 33,718
Foghorn Therapeutics, Inc.* 1,964 9,329
Geron Corp.* 45,221 69,640
Gossamer Bio, Inc.*(a) 16,540 6,083
GRAIL, Inc.*(a) 2,830 154,178
Greenwich Lifesciences,
Inc.*(a) 536 12,660
Gyre Therapeutics, Inc.*(a) 706 5,422
Heron Therapeutics, Inc.*(a) 13,461 16,153
Humacyte, Inc.*(a) 11,065 9,315
Ideaya Biosciences, Inc.*(a) 6,697 194,883
ImmunityBio, Inc.*(a) 23,683 168,149
Immunome, Inc.*(a) 8,087 185,516
Immunovant, Inc.*(a) 6,448 175,031
Inhibikase Therapeutics,
Inc.*(a) 8,689 16,422
Inhibrx Biosciences, Inc.* 710 91,739
Inmune Bio, Inc.*(a) 1,145 1,637
Intellia Therapeutics, Inc.*(a) 8,775 118,287
Iovance Biotherapeutics,
Inc.*(a) 26,615 89,426
Ironwood Pharmaceuticals,
Inc., Class A* 13,581 56,022
Jade Biosciences, Inc.*(a) 2,527 61,659
Janux Therapeutics, Inc.* 3,162 45,438
KalVista Pharmaceuticals,
Inc.*(a) 3,200 85,312
Keros Therapeutics, Inc.*(a) 2,299 25,565
Kodiak Sciences, Inc.*(a) 2,999 130,397
Korro Bio, Inc.* 565 7,622
Krystal Biotech, Inc.* 1,961 514,292
Kura Oncology, Inc.* 6,476 57,183
Kymera Therapeutics, Inc.*(a) 4,537 367,815
Larimar Therapeutics, Inc.* 3,885 15,773
Lexeo Therapeutics, Inc.*(a) 5,072 28,885
Madrigal Pharmaceuticals,
Inc.* 1,355 701,063
MannKind Corp.*(a) 24,157 68,364
MapLight Therapeutics,
Inc.*(a) 1,350 43,025
MeiraGTx Holdings plc* 3,303 30,454
MiMedx Group, Inc.* 9,354 31,429
Mineralys Therapeutics,
Inc.*(a) 3,771 100,497
Mirum Pharmaceuticals,
Inc.*(a) 3,344 325,405
Monopar Therapeutics, Inc.*(a) 383 19,973
Monte Rosa Therapeutics,
Inc.* 4,778 91,499

Nationwide Small Cap Index Fund - April 30, 2026 (Unaudited) - Statement of Investments - 77
Common Stocks
Shares Value ($)
Biotechnology
Myriad Genetics, Inc.* 7,814 37,117
Neurogene, Inc.* 1,023 26,690
Nkarta, Inc.* 2,174 6,022
Novavax, Inc.*(a) 12,231 96,931
Nurix Therapeutics, Inc.* 8,055 134,518
Nuvalent, Inc., Class A* 3,963 397,410
Nuvectis Pharma, Inc.*(a) 1,095 9,373
Olema Pharmaceuticals,
Inc.*(a) 5,524 79,601
Organogenesis Holdings, Inc.,
Class A* 4,267 10,027
ORIC Pharmaceuticals,
Inc.*(a) 5,491 54,251
Oruka Therapeutics, Inc.*(a) 3,106 212,481
Palvella Therapeutics, Inc.*(a) 615 78,917
Perspective Therapeutics,
Inc.* 4,866 18,977
Praxis Precision Medicines,
Inc.* 2,046 652,326
Precigen, Inc.*(a) 14,438 60,062
Prime Medicine, Inc.*(a) 8,653 30,675
Protagonist Therapeutics, Inc.* 4,612 456,450
Protalix BioTherapeutics, Inc.* 5,979 12,855
Protara Therapeutics, Inc.* 4,120 21,960
Prothena Corp. plc* 3,480 38,489
PTC Therapeutics, Inc.* 6,245 406,300
Puma Biotechnology, Inc.* 3,854 28,944
Recursion Pharmaceuticals,
Inc., Class A*(a) 36,034 124,678
REGENXBIO, Inc.* 3,340 29,960
Relay Therapeutics, Inc.*(a) 10,888 141,108
Replimune Group, Inc.*(a) 5,920 15,214
Rezolute, Inc.* 6,066 19,411
Rhythm Pharmaceuticals, Inc.* 4,203 341,956
Rigel Pharmaceuticals, Inc.* 1,369 39,564
Rocket Pharmaceuticals,
Inc.*(a) 6,333 22,039
Sana Biotechnology, Inc.*(a) 13,269 43,655
Savara, Inc.* 11,523 60,381
Scholar Rock Holding Corp.* 6,908 321,982
SELLAS Life Sciences Group,
Inc.*(a) 13,656 67,597
Sionna Therapeutics, Inc.* 1,294 50,078
Soleno Therapeutics, Inc.* 3,977 210,065
Solid Biosciences, Inc.* 4,544 32,989
Spyre Therapeutics, Inc.*(a) 5,910 439,999
Stoke Therapeutics, Inc.* 3,877 126,855
Syndax Pharmaceuticals, Inc.* 6,790 145,510
Tango Therapeutics, Inc.*(a) 8,941 193,304
Taysha Gene Therapies,
Inc.*(a) 17,442 111,454
Tectonic Therapeutic, Inc.*(a) 964 26,963
TG Therapeutics, Inc.*(a) 11,606 392,051
Tonix Pharmaceuticals Holding
Corp.*(a) 1,061 13,719
Travere Therapeutics, Inc.* 6,642 279,761
TriSalus Life Sciences, Inc.* 2,401 10,372
TuHURA Biosciences, Inc.*(a) 2,829 6,337
Twist Bioscience Corp.* 4,779 279,333
Tyra Biosciences, Inc.* 1,967 68,353
Upstream Bio, Inc.* 2,650 24,327
UroGen Pharma Ltd.*(a) 3,273 77,996
Common Stocks
Shares Value ($)
Biotechnology
Vanda Pharmaceuticals, Inc.* 4,561 32,383
Vaxcyte, Inc.* 9,840 563,242
Vera Therapeutics, Inc., Class
A* 4,896 174,347
Veracyte, Inc.*(a) 6,262 206,145
Verastem, Inc.* 5,577 30,450
Vericel Corp.* 4,036 140,170
Vir Biotechnology, Inc.* 7,397 75,560
Viridian Therapeutics, Inc.* 6,412 86,434
Voyager Therapeutics, Inc.* 3,762 14,032
Xencor, Inc.*(a) 5,838 69,647
Xenon Pharmaceuticals, Inc.* 6,823 382,361
XOMA Royalty Corp.* 692 28,330
Zenas Biopharma, Inc.*(a) 1,868 36,090
Zymeworks, Inc.* 4,069 112,060
21,647,489
Broadline Retail 0 .1%
Groupon, Inc., Class A*(a) 2,127 30,225
Kohl's Corp.(a) 8,773 124,313
Savers Value Village, Inc.* 3,190 26,956
181,494
Building Products 1 .5%
American Woodmark Corp.* 1,179 51,499
Apogee Enterprises, Inc. 1,743 63,445
AZZ, Inc. 2,346 335,572
CSW Industrials, Inc.(a) 1,264 368,077
Gibraltar Industries, Inc.* 2,396 93,516
Griffon Corp. 3,083 281,077
Insteel Industries, Inc. 1,499 39,244
Janus International Group,
Inc.* 10,345 53,794
JELD-WEN Holding, Inc.* 7,362 10,086
Masterbrand, Inc.*(a) 10,429 93,652
Modine Manufacturing Co.* 4,153 1,057,478
Quanex Building Products
Corp.(a) 3,711 73,997
Resideo Technologies, Inc.* 10,202 422,057
Tecnoglass, Inc.(a) 2,182 94,001
UFP Industries, Inc. 4,578 409,685
Zurn Elkay Water Solutions
Corp. 11,877 617,129
4,064,309
Capital Markets 1 .7%
Acadian Asset Management,
Inc. 2,073 139,617
AlTi Global, Inc.*(a) 3,349 11,855
Artisan Partners Asset
Management, Inc., Class A 4,886 182,932
Bakkt, Inc., Class A*(a) 1,207 10,404
BGC Group, Inc., Class A 28,882 324,345
Cohen & Steers, Inc. 2,197 154,427
DigitalBridge Group, Inc. 13,822 215,070
Donnelley Financial Solutions,
Inc.*(a) 1,981 99,644
GCM Grosvenor, Inc., Class A 4,721 51,553
Innventure, Inc.*(a) 4,031 26,242
Marex Group plc 4,327 230,845
MarketWise, Inc. 149 2,506
Miami International Holdings,
Inc.* 1,910 88,796

78 - Statement of Investments - April 30, 2026 (Unaudited) - Nationwide Small Cap Index Fund
Common Stocks
Shares Value ($)
Capital Markets
Moelis & Co., Class A 5,946 387,204
Open Lending Corp.* 8,514 14,985
Patria Investments Ltd., Class
A(a) 5,154 66,538
Perella Weinberg Partners,
Class A 5,108 116,156
Piper Sandler Cos. 5,520 481,344
PJT Partners, Inc., Class A 1,845 281,805
Ridgepost Capital, Inc., Class
A 4,888 38,762
Siebert Financial Corp.*(a) 1,528 2,674
Silvercrest Asset Management
Group, Inc., Class A 750 9,863
StepStone Group, Inc., Class
A 5,457 288,675
StoneX Group, Inc.* 5,802 615,186
Victory Capital Holdings, Inc.,
Class A(a) 3,596 282,322
Virtus Investment Partners,
Inc. 508 73,939
Wealthfront Corp.* 2,534 26,683
Webull Corp.*(a) 21,944 149,878
Westwood Holdings Group,
Inc. 624 10,259
WisdomTree, Inc.(a) 9,810 166,770
4,551,279
Chemicals 1 .6%
AdvanSix, Inc. 2,176 53,660
American Vanguard Corp.* 2,482 7,148
Arq, Inc.* 2,258 5,126
Ascent Industries Co.* 640 9,325
ASP Isotopes, Inc.*(a) 8,976 47,214
Aspen Aerogels, Inc.* 5,435 20,164
Avient Corp. 7,347 272,427
Balchem Corp. 2,591 418,757
Cabot Corp. 4,102 315,690
Chemours Co. (The) 11,776 317,363
Core Molding Technologies,
Inc.* 718 19,350
Ecovyst, Inc.* 8,934 126,684
Flotek Industries, Inc.*(a) 1,261 21,311
Hawkins, Inc. 1,543 258,375
HB Fuller Co. 4,379 265,017
Ingevity Corp.* 2,834 215,922
Innospec, Inc. 1,956 149,164
Intrepid Potash, Inc.* 920 36,404
Koppers Holdings, Inc. 1,454 59,367
Kronos Worldwide, Inc.(a) 2,146 15,966
LSB Industries, Inc.* 4,406 65,649
Mativ Holdings, Inc. 4,338 40,257
Minerals Technologies, Inc. 2,488 178,987
Orion SA 4,911 36,931
Perimeter Solutions, Inc.* 10,894 330,088
PureCycle Technologies,
Inc.*(a) 10,791 80,717
Quaker Chemical Corp.(a) 1,062 144,315
Rayonier Advanced Materials,
Inc.*(a) 4,900 46,501
Sensient Technologies Corp. 3,337 379,217
Solesence, Inc.* 1,599 2,143
Stepan Co. 1,733 86,702
Common Stocks
Shares Value ($)
Chemicals
Trinseo plc(a) 2,988 299
Tronox Holdings plc(a) 9,329 93,197
Valhi, Inc. 254 3,823
4,123,260
Commercial Services & Supplies 1 .3%
ABM Industries, Inc. 4,627 188,782
ACCO Brands Corp. 7,954 25,532
ACV Auctions, Inc., Class A* 13,249 68,762
BrightView Holdings, Inc.* 5,922 70,472
Brink's Co. (The) 3,285 350,674
Casella Waste Systems, Inc.,
Class A*(a) 4,950 392,288
Cimpress plc*(a) 1,394 123,313
CoreCivic, Inc.* 8,231 168,406
Deluxe Corp. 3,529 109,928
Ennis, Inc.(a) 2,069 43,201
Enviri Corp.* 6,186 121,802
GEO Group, Inc. (The)*(a) 10,410 192,689
Healthcare Services Group,
Inc.* 5,656 121,095
HNI Corp.(a) 5,526 201,920
Interface, Inc., Class A 4,602 128,304
Liquidity Services, Inc.* 1,842 65,667
MillerKnoll, Inc. 5,628 90,498
Mobile Infrastructure Corp.,
Class A*(a) 1,626 2,992
Montrose Environmental
Group, Inc.* 2,669 56,182
NL Industries, Inc. 865 5,190
OPENLANE, Inc.* 8,470 266,297
Perma-Fix Environmental
Services, Inc.*(a) 1,144 14,483
Pitney Bowes, Inc. 10,266 158,712
Quad/Graphics, Inc. 2,123 15,795
UniFirst Corp. 1,151 294,092
Vestis Corp.* 7,191 69,897
Virco Mfg. Corp.(a) 959 5,812
3,352,785
Communications Equipment 1 .5%
ADTRAN Holdings, Inc.*(a) 5,932 104,937
Applied Optoelectronics,
Inc.*(a) 5,243 861,740
Aviat Networks, Inc.* 956 21,921
BK Technologies Corp.* 239 23,030
Calix, Inc.* 4,772 207,868
Clearfield, Inc.*(a) 814 23,517
Digi International, Inc.* 2,922 163,749
Extreme Networks, Inc.* 10,528 232,564
Harmonic, Inc.* 8,519 97,372
Inseego Corp.*(a) 1,103 20,108
NETGEAR, Inc.* 2,220 56,099
NetScout Systems, Inc.* 5,609 189,023
Ribbon Communications, Inc.* 7,451 19,671
Viasat, Inc.*(a) 9,785 644,929
Viavi Solutions, Inc.*(a) 18,288 958,291
Vistance Networks, Inc. 17,476 223,605
3,848,424
Construction & Engineering 3 .1%
Ameresco, Inc., Class A* 2,443 72,288
Arcosa, Inc. 3,831 484,507

Nationwide Small Cap Index Fund - April 30, 2026 (Unaudited) - Statement of Investments - 79
Common Stocks
Shares Value ($)
Construction & Engineering
Argan, Inc. 1,064 712,859
Bowman Consulting Group
Ltd., Class A* 1,213 38,282
Cardinal Infrastructure Group,
Inc., Class A* 567 30,068
Centuri Holdings, Inc.* 6,971 262,110
Concrete Pumping Holdings,
Inc.* 1,916 15,175
Construction Partners, Inc.,
Class A* 3,770 466,198
Dycom Industries, Inc.* 2,315 958,641
Fluor Corp.* 12,767 681,119
Granite Construction, Inc. 3,469 475,496
IES Holdings, Inc.* 714 459,873
Legence Corp., Class A* 4,037 351,058
Limbach Holdings, Inc.*(a) 877 87,498
Matrix Service Co.* 2,369 32,029
MYR Group, Inc.* 1,217 492,654
NWPX Infrastructure, Inc.* 760 74,738
Orion Group Holdings, Inc.* 2,704 36,828
Primoris Services Corp. 4,292 777,496
Sterling Infrastructure, Inc.*(a) 2,367 1,220,473
Tutor Perini Corp. 3,572 331,910
8,061,300
Construction Materials 0 .2%
Knife River Corp.* 4,506 417,030
Smith-Midland Corp.* 191 6,452
Titan America SA(a) 2,080 34,299
United States Lime & Minerals,
Inc. 864 93,027
550,808
Consumer Finance 1 .0%
Atlanticus Holdings Corp.*(a) 437 34,702
Bread Financial Holdings, Inc. 2,164 183,464
Consumer Portfolio Services,
Inc.* 1,046 9,498
Dave, Inc.*(a) 836 227,384
Encore Capital Group, Inc.*(a) 1,771 146,586
Enova International, Inc.* 1,883 318,999
FirstCash Holdings, Inc. 3,139 684,993
Green Dot Corp., Class A* 4,413 55,383
Jefferson Capital, Inc. 1,689 35,030
LendingClub Corp.* 8,935 152,520
LendingTree, Inc.* 909 45,077
Medallion Financial Corp.(a) 1,207 11,056
Navient Corp. 5,412 50,007
Nelnet, Inc., Class A 1,010 143,117
NerdWallet, Inc., Class A*(a) 3,134 33,973
Oportun Financial Corp.* 2,976 18,124
OppFi, Inc.*(a) 2,144 20,389
PRA Group, Inc.* 3,010 65,588
PROG Holdings, Inc. 3,253 116,555
Regional Management Corp. 706 26,369
Upstart Holdings, Inc.*(a) 6,885 217,428
World Acceptance Corp.*(a) 177 26,047
2,622,289
Consumer Staples Distribution & Retail 0 .5%
Andersons, Inc. (The) 2,571 201,926
Chefs' Warehouse, Inc. (The)* 2,862 222,091
Grocery Outlet Holding Corp.* 7,166 56,683
Common Stocks
Shares Value ($)
Consumer Staples Distribution & Retail
HF Foods Group, Inc.*(a) 3,603 6,954
Ingles Markets, Inc., Class A 1,153 105,465
Natural Grocers by Vitamin
Cottage, Inc.(a) 852 24,674
PriceSmart, Inc.(a) 2,049 321,529
United Natural Foods, Inc.* 4,746 237,395
Village Super Market, Inc.,
Class A 649 27,966
Weis Markets, Inc. 1,078 75,654
1,280,337
Containers & Packaging 0 .2%
Ardagh Metal Packaging SA 11,436 44,029
Greif, Inc., Class A 1,825 119,063
Greif, Inc., Class B(a) 419 33,621
Myers Industries, Inc. 2,844 58,615
O-I Glass, Inc.* 12,368 112,672
Ranpak Holdings Corp., Class
A* 3,991 20,314
TriMas Corp. 2,546 94,253
482,567
Distributors 0 .1%
GigaCloud Technology, Inc.,
Class A* 1,972 87,734
Gold.com, Inc.(a) 1,532 69,231
Weyco Group, Inc. 466 15,374
172,339
Diversified Consumer Services 1 .1%
American Public Education,
Inc.*(a) 1,439 83,678
Carriage Services, Inc., Class
A 1,147 56,318
Coursera, Inc.*(a) 11,725 69,764
Covista, Inc.* 2,700 311,094
Driven Brands Holdings,
Inc.*(a) 4,615 62,626
European Wax Center, Inc.,
Class A* 2,336 13,549
Frontdoor, Inc.* 5,753 394,828
Graham Holdings Co., Class B 252 282,872
KinderCare Learning Cos.,
Inc.*(a) 2,055 8,076
Laureate Education, Inc.* 10,061 302,786
Lincoln Educational Services
Corp.* 2,281 93,840
Matthews International Corp.,
Class A(a) 2,411 68,810
McGraw Hill, Inc.*(a) 2,363 28,569
Mister Car Wash, Inc.*(a) 7,506 53,142
Nerdy, Inc.*(a) 6,145 5,495
OneSpaWorld Holdings Ltd. 8,016 197,675
Perdoceo Education Corp. 5,190 176,149
Phoenix Education Partners,
Inc.(a) 361 10,115
Strategic Education, Inc. 1,855 145,432
Stride, Inc.*(a) 3,314 321,988
Udemy, Inc.* 7,315 34,673
Universal Technical Institute,
Inc.* 3,742 140,437
2,861,916

80 - Statement of Investments - April 30, 2026 (Unaudited) - Nationwide Small Cap Index Fund
Common Stocks
Shares Value ($)
Diversified REITs 0 .5%
AH Realty Trust, Inc. 5,965 36,327
Alpine Income Property Trust,
Inc. 860 16,168
American Assets Trust, Inc. 4,346 90,136
Broadstone Net Lease, Inc. 15,186 300,683
CTO Realty Growth, Inc. 2,572 52,083
Essential Properties Realty
Trust, Inc. 15,773 495,745
Gladstone Commercial Corp. 3,291 41,500
Global Net Lease, Inc. 15,338 146,631
Modiv Industrial, Inc., Class C 826 13,191
1,192,464
Diversified Telecommunication Services 0 .6%
Anterix, Inc.* 927 44,793
ATN International, Inc. 639 17,847
Bandwidth, Inc., Class A* 2,273 83,669
Cogent Communications
Holdings, Inc. 3,688 83,533
Globalstar, Inc.*(a) 3,987 328,130
IDT Corp., Class B(a) 1,325 66,449
Liberty Latin America Ltd.,
Class A* 1,463 11,880
Liberty Latin America Ltd.,
Class C* 11,725 97,435
Lumen Technologies, Inc.* 75,450 666,978
Shenandoah
Telecommunications Co.(a) 4,155 65,358
Uniti Group, Inc.(a) 13,416 158,711
1,624,783
Electric Utilities 0 .9%
Genie Energy Ltd., Class B 1,870 26,124
Hawaiian Electric Industries,
Inc.* 12,908 194,523
MGE Energy, Inc. 2,963 237,692
Oklo, Inc., Class A*(a) 9,680 701,800
Otter Tail Corp.(a) 3,056 272,717
Portland General Electric
Co.(a) 9,034 469,136
TXNM Energy, Inc. 8,015 473,366
2,375,358
Electrical Equipment 4 .0%
Allient, Inc.(a) 1,121 85,398
American Superconductor
Corp.* 3,641 194,939
Amprius Technologies, Inc.* 9,261 195,037
Array Technologies, Inc.*(a) 12,479 96,588
Atkore, Inc. 2,708 211,630
Bloom Energy Corp., Class A* 17,327 4,909,779
EnerSys 2,915 621,653
Enovix Corp.*(a) 15,213 101,471
Eos Energy Enterprises,
Inc.*(a) 24,008 160,854
Fluence Energy, Inc.*(a) 5,670 69,061
Hyliion Holdings Corp.*(a) 11,060 21,125
KULR Technology Group,
Inc.*(a) 2,885 7,443
LSI Industries, Inc. 2,170 52,753
NANO Nuclear Energy, Inc.*(a) 3,225 75,401
Net Power, Inc.*(a) 1,885 3,600
Nextpower, Inc., Class A*(a) 11,563 1,377,500
Common Stocks
Shares Value ($)
Electrical Equipment
NuScale Power Corp., Class
A*(a) 12,614 157,171
Plug Power, Inc.*(a) 104,723 327,783
Powell Industries, Inc.(a) 2,268 628,848
Power Solutions International,
Inc.*(a) 690 50,556
Preformed Line Products Co. 208 69,108
Shoals Technologies Group,
Inc., Class A*(a) 13,394 106,348
SKYX Platforms Corp.*(a) 5,541 5,984
SunPower, Inc.*(a) 4,986 4,127
Sunrun, Inc.* 17,814 226,772
T1 Energy, Inc.*(a) 16,113 77,342
Thermon Group Holdings, Inc.* 2,631 159,149
Vicor Corp.* 1,823 490,879
10,488,299
Electronic Equipment, Instruments & Components 4 .1%
908 Devices, Inc.*(a) 1,594 10,887
Advanced Energy Industries,
Inc. 2,993 1,149,043
Aeva Technologies, Inc.*(a) 3,185 50,928
Arlo Technologies, Inc.* 7,820 109,871
Badger Meter, Inc. 2,339 282,808
Bel Fuse, Inc., Class A 123 29,944
Bel Fuse, Inc., Class B 819 225,913
Belden, Inc. 3,093 347,901
Benchmark Electronics, Inc. 2,813 230,807
Climb Global Solutions, Inc. 1,352 22,551
CTS Corp. 2,228 127,219
Daktronics, Inc.* 3,290 64,681
ePlus, Inc. 2,143 181,491
Evolv Technologies Holdings,
Inc.* 12,274 88,373
Fabrinet* 2,864 1,957,458
Frequency Electronics, Inc.* 561 28,140
Insight Enterprises, Inc.* 2,351 171,388
Itron, Inc.* 3,591 300,926
Kimball Electronics, Inc.* 2,051 55,398
Knowles Corp.*(a) 6,733 210,002
Methode Electronics, Inc. 2,268 18,189
MicroVision, Inc.*(a) 23,876 15,672
Mirion Technologies, Inc.,
Class A* 18,824 371,774
Motomova, Inc.*^∞ 1,500 0
M-Tron Industries, Inc.*(a) 253 16,895
Napco Security Technologies,
Inc. 2,752 128,656
Neonode, Inc.* 925 1,535
nLight, Inc.* 3,735 260,890
Novanta, Inc.* 2,879 372,917
OSI Systems, Inc.*(a) 1,246 357,502
Ouster, Inc.* 4,534 122,237
PC Connection, Inc. 917 58,450
Plexus Corp.* 2,105 527,471
Powerfleet, Inc. NJ* 9,604 30,925
Richardson Electronics Ltd. 1,133 16,315
Rogers Corp.* 1,446 196,294
Sanmina Corp.* 4,199 914,626
ScanSource, Inc.* 1,757 72,248
TTM Technologies, Inc.* 8,116 1,284,114
Vishay Intertechnology, Inc.(a) 9,783 283,413

Nationwide Small Cap Index Fund - April 30, 2026 (Unaudited) - Statement of Investments - 81
Common Stocks
Shares Value ($)
Electronic Equipment, Instruments & Components
Vishay Precision Group,
Inc.*(a) 912 55,103
Vuzix Corp.*(a) 5,691 16,390
10,767,345
Energy Equipment & Services 2 .6%
Archrock, Inc. 13,678 530,023
Atlas Energy Solutions, Inc.,
Class A(a) 6,234 108,347
Borr Drilling Ltd.* 22,577 136,139
Bristow Group, Inc., Class A 2,308 113,392
Cactus, Inc., Class A 5,478 305,234
Core Laboratories, Inc. 3,579 52,432
DMC Global, Inc.* 1,761 10,883
Energy Services of America
Corp. 1,029 17,493
Expro Group Holdings NV* 6,496 118,292
Flowco Holdings, Inc., Class A 1,530 37,990
Forum Energy Technologies,
Inc.* 801 50,359
Helix Energy Solutions Group,
Inc.* 10,925 113,074
Helmerich & Payne, Inc. 7,860 317,387
Innovex International, Inc.* 3,142 87,253
Kodiak Gas Services, Inc. 6,627 449,311
Liberty Energy, Inc., Class A(a) 12,474 421,497
Mammoth Energy Services,
Inc.* 2,127 6,083
Nabors Industries Ltd.* 1,113 114,205
National Energy Services
Reunited Corp.* 5,343 133,254
Natural Gas Services Group,
Inc. 743 30,233
Noble Corp. plc 10,028 511,729
Oceaneering International,
Inc.* 7,953 298,556
Oil States International, Inc.* 4,481 51,442
Patterson-UTI Energy, Inc. 27,555 336,722
ProFrac Holding Corp., Class
A* 2,497 18,827
ProPetro Holding Corp.* 7,753 132,809
Ranger Energy Services, Inc.,
Class A 1,477 25,788
RPC, Inc.(a) 7,602 59,904
SEACOR Marine Holdings,
Inc.* 1,350 10,260
Seadrill Ltd.* 5,022 249,543
Select Water Solutions, Inc.,
Class A 7,402 123,836
Solaris Energy Infrastructure,
Inc., Class A(a) 3,673 271,214
TETRA Technologies, Inc.* 10,139 96,523
Tidewater, Inc.*(a) 3,855 344,367
Transocean Ltd.* 74,148 505,689
Valaris Ltd.* 4,939 503,679
6,693,769
Entertainment 0 .6%
AMC Entertainment Holdings,
Inc., Class A*(a) 41,346 62,846
Atlanta Braves Holdings, Inc.,
Class A*(a) 468 24,767
Common Stocks
Shares Value ($)
Entertainment
Atlanta Braves Holdings, Inc.,
Class C* 3,744 184,991
Cinemark Holdings, Inc. 8,434 248,972
CuriosityStream, Inc. 2,829 8,911
Gaia, Inc., Class A*(a) 1,433 4,485
IMAX Corp.* 3,546 134,819
Lionsgate Studios Corp.* 16,606 206,579
Madison Square Garden
Entertainment Corp., Class
A* 3,168 212,003
Marcus Corp. (The) 1,981 34,905
Playstudios, Inc.* 8,493 3,525
Playtika Holding Corp.(a) 4,982 18,209
Reservoir Media, Inc.*(a) 1,940 19,516
Sphere Entertainment Co.*(a) 2,153 306,695
Starz Entertainment Corp. 1,106 20,284
Vivid Seats, Inc., Class A*(a) 304 2,037
1,493,544
Financial Services 1 .9%
Acacia Research Corp.*(a) 2,180 11,074
Alerus Financial Corp. 1,924 51,833
Banco Latinoamericano de
Comercio Exterior SA, Class
E 2,268 121,179
Better Home & Finance
Holding Co.*(a) 354 14,560
Burford Capital Ltd.(a) 16,079 79,109
Cannae Holdings, Inc. 3,154 42,611
Cantaloupe, Inc.* 4,853 52,995
Cass Information Systems,
Inc. 933 44,122
Compass Diversified Holdings* 5,852 69,112
Enact Holdings, Inc.(a) 2,266 96,826
Essent Group Ltd. 7,356 445,185
EVERTEC, Inc. 5,254 155,151
Federal Agricultural Mortgage
Corp., Class C 748 130,002
Finance of America Cos., Inc.,
Class A*(a) 402 7,939
Flywire Corp.* 9,557 129,115
HA Sustainable Infrastructure
Capital, Inc.(a) 9,834 412,536
International Money Express,
Inc.*(a) 2,130 33,888
Jackson Financial, Inc., Class
A 5,379 622,727
loanDepot, Inc., Class A*(a) 7,270 11,268
Marqeta, Inc., Class A* 29,501 128,034
Merchants Bancorp(a) 2,080 96,803
NCR Atleos Corp.* 5,908 262,197
NewtekOne, Inc. 2,215 28,729
NMI Holdings, Inc., Class A* 6,107 236,402
Onity Group, Inc.* 608 27,974
Pagseguro Digital Ltd., Class A 14,159 141,873
Payoneer Global, Inc.* 22,248 110,795
Paysafe Ltd.*(a) 2,891 26,135
Paysign, Inc.* 2,604 17,082
PennyMac Financial Services,
Inc. 2,313 208,841
Priority Technology Holdings,
Inc.*(a) 1,943 10,065

82 - Statement of Investments - April 30, 2026 (Unaudited) - Nationwide Small Cap Index Fund
Common Stocks
Shares Value ($)
Financial Services
Radian Group, Inc. 10,679 382,629
Remitly Global, Inc.* 13,554 296,697
Repay Holdings Corp., Class
A* 6,319 23,949
Security National Financial
Corp., Class A* 1,346 13,191
Sezzle, Inc.*(a) 1,332 106,027
StoneCo Ltd., Class A 19,743 216,778
Velocity Financial, Inc.* 1,006 19,406
Walker & Dunlop, Inc. 2,677 134,787
Waterstone Financial, Inc. 973 17,533
5,037,159
Food Products 0 .5%
Alico, Inc. 432 17,976
B&G Foods, Inc.(a) 6,446 35,711
Beyond Meat, Inc.*(a) 30,141 29,662
BRC, Inc., Class A*(a) 8,906 9,619
Calavo Growers, Inc. 1,382 38,917
Cal-Maine Foods, Inc.(a) 3,440 265,774
Dole plc 5,204 78,997
Forafric Global plc*(a) 591 5,910
Fresh Del Monte Produce, Inc. 2,633 110,296
Hain Celestial Group, Inc.
(The)*(a) 7,273 4,751
J & J Snack Foods Corp. 1,226 108,207
John B Sanfilippo & Son, Inc. 574 46,947
Lifeway Foods, Inc.*(a) 375 10,065
Limoneira Co.(a) 1,384 17,618
Mama's Creations, Inc.* 2,957 41,960
Marzetti Co. (The) 1,605 209,099
Mission Produce, Inc.*(a) 3,579 49,605
Seneca Foods Corp., Class A* 361 50,489
Simply Good Foods Co. (The)* 6,675 89,245
SunOpta, Inc.* 7,399 47,946
Tootsie Roll Industries, Inc.(a) 1,536 64,850
Utz Brands, Inc. 5,794 46,120
Vital Farms, Inc.* 2,897 39,544
Westrock Coffee Co.*(a) 2,688 15,832
1,435,140
Gas Utilities 1 .0%
Brookfield Infrastructure Corp.,
Class A 9,511 351,907
Chesapeake Utilities Corp. 1,841 232,187
New Jersey Resources Corp. 8,077 454,816
Northwest Natural Holding Co. 3,305 175,165
ONE Gas, Inc. 4,726 421,654
RGC Resources, Inc.(a) 758 17,229
Southwest Gas Holdings, Inc. 5,442 511,820
Spire, Inc. 4,609 420,249
2,585,027
Ground Transportation 0 .4%
ArcBest Corp.(a) 1,748 222,992
Covenant Logistics Group,
Inc., Class A 1,354 47,200
FTAI Infrastructure, Inc.(a) 8,354 51,335
Heartland Express, Inc. 3,452 46,188
Hertz Global Holdings, Inc.* 9,653 61,393
Marten Transport Ltd. 4,385 66,126
PAMT Corp.* 683 6,898
Common Stocks
Shares Value ($)
Ground Transportation
Proficient Auto Logistics,
Inc.*(a) 1,731 12,723
RXO, Inc.* 13,130 262,206
Universal Logistics Holdings,
Inc.(a) 544 13,100
Werner Enterprises, Inc. 4,519 166,616
956,777
Health Care Equipment & Supplies 2 .2%
Accuray, Inc.* 8,369 3,907
Acme United Corp.(a) 282 11,494
Alphatec Holdings, Inc.* 9,428 92,017
AngioDynamics, Inc.* 2,972 32,514
Anteris Technologies Global
Corp.*(a) 6,241 38,382
Artivion, Inc.* 3,370 120,747
AtriCure, Inc.* 3,871 108,814
Avanos Medical, Inc.* 3,351 82,502
Axogen, Inc.*(a) 3,825 165,240
Beta Bionics, Inc.* 3,177 32,405
Bioventus, Inc., Class A* 3,398 33,538
Butterfly Network, Inc.*(a) 15,154 72,588
CapsoVision, Inc.*(a) 2,114 14,967
Carlsmed, Inc.* 474 4,214
Ceribell, Inc.* 2,187 44,090
Cerus Corp.* 15,938 32,354
ClearPoint Neuro, Inc.*(a) 2,296 25,669
CONMED Corp. 2,385 87,434
CVRx, Inc.*(a) 1,052 7,901
Delcath Systems, Inc.*(a) 2,652 27,528
Electromed, Inc.* 603 15,503
Embecta Corp.(a) 4,710 43,096
Enovis Corp.* 4,505 105,597
Glaukos Corp.* 4,415 634,303
Haemonetics Corp.* 3,715 223,234
ICU Medical, Inc.* 1,898 226,242
Inogen, Inc.* 1,698 12,073
Integer Holdings Corp.* 2,704 239,331
Integra LifeSciences Holdings
Corp.* 5,160 54,386
iRadimed Corp. 654 54,570
IRhythm Holdings, Inc.* 2,557 330,262
Kestra Medical Technologies
Ltd.*(a) 2,107 43,657
KORU Medical Systems, Inc.* 3,650 14,563
Lantheus Holdings, Inc.* 5,177 438,078
LeMaitre Vascular, Inc. 1,627 178,563
LENSAR, Inc.*(a) 839 4,388
LivaNova plc*(a) 4,368 262,517
Lucid Diagnostics, Inc.*(a) 5,923 6,338
Merit Medical Systems, Inc.* 4,659 317,651
Myomo, Inc.*(a) 2,875 2,471
Neogen Corp.* 17,693 166,314
Neuronetics, Inc.*(a) 3,203 6,214
NeuroPace, Inc.*(a) 2,127 35,861
Novocure Ltd.* 7,832 119,125
Omnicell, Inc.*(a) 3,612 149,609
OraSure Technologies, Inc.* 5,892 17,912
Orthofix Medical, Inc.* 2,986 35,115
OrthoPediatrics Corp.* 1,492 22,470
Outset Medical, Inc.* 1,565 6,683
Procept Biorobotics Corp.*(a) 4,222 101,497

Nationwide Small Cap Index Fund - April 30, 2026 (Unaudited) - Statement of Investments - 83
Common Stocks
Shares Value ($)
Health Care Equipment & Supplies
Pro-Dex, Inc.*(a) 184 9,226
Pulmonx Corp.*(a) 3,424 4,383
Pulse Biosciences, Inc.*(a) 1,319 27,923
QuidelOrtho Corp.* 5,442 66,937
RxSight, Inc.* 2,973 21,019
Sanara Medtech, Inc.* 160 3,038
SANUWAVE Health, Inc.*(a) 616 10,084
Shoulder Innovations, Inc.*(a) 903 11,549
SI-BONE, Inc.* 3,267 40,478
Sight Sciences, Inc.* 3,207 13,117
STAAR Surgical Co.*(a) 2,697 71,093
Stereotaxis, Inc.* 4,929 9,217
Strive, Inc., Class A*(a) 4,119 63,268
Tactile Systems Technology,
Inc.* 1,711 39,387
Tandem Diabetes Care, Inc.* 5,459 106,587
TransMedics Group, Inc.* 2,659 268,001
Treace Medical Concepts,
Inc.* 3,965 7,177
UFP Technologies, Inc.*(a) 602 115,361
Utah Medical Products, Inc. 183 11,972
Varex Imaging Corp.* 3,332 38,818
5,844,563
Health Care Providers & Services 2 .8%
Accendra Health, Inc.* 6,380 23,670
AdaptHealth Corp., Class A* 7,780 101,996
Addus HomeCare Corp.* 1,403 135,937
agilon health, Inc.* 1,049 29,319
AirSculpt Technologies,
Inc.*(a) 886 2,374
Alignment Healthcare, Inc.* 15,436 347,927
AMN Healthcare Services,
Inc.*(a) 2,862 58,585
Ardent Health, Inc.* 1,941 18,944
Astrana Health, Inc.* 3,112 106,244
Aveanna Healthcare Holdings,
Inc.* 4,286 28,030
BrightSpring Health Services,
Inc.* 10,195 489,054
Brookdale Senior Living, Inc.* 18,676 268,187
Castle Biosciences, Inc.* 2,408 58,972
Clover Health Investments
Corp., Class A*(a) 32,835 90,296
Community Health Systems,
Inc.* 11,011 31,271
Concentra Group Holdings
Parent, Inc. 9,240 207,623
CorVel Corp.* 2,366 135,950
Cross Country Healthcare,
Inc.* 2,559 25,897
DocGo, Inc.* 4,870 3,437
Enhabit, Inc.* 3,970 54,548
Ensign Group, Inc. (The) 4,455 831,704
Fulgent Genetics, Inc.*(a) 1,746 26,522
GeneDx Holdings Corp., Class
A* 1,539 96,788
Guardant Health, Inc.* 9,839 856,780
Guardian Pharmacy Services,
Inc., Class A* 1,831 67,930
HealthEquity, Inc.* 6,664 546,648
Hims & Hers Health, Inc.*(a) 16,192 439,937
Common Stocks
Shares Value ($)
Health Care Providers & Services
Innovage Holding Corp.* 1,617 13,178
Joint Corp. (The)* 549 4,870
LifeStance Health Group, Inc.* 13,268 100,439
Lumexa Imaging Holdings,
Inc.* 1,915 18,327
Nano-X Imaging Ltd.*(a) 5,153 8,812
National HealthCare Corp. 1,002 173,637
NeoGenomics, Inc.* 10,391 96,221
NRC Health 925 15,225
Nutex Health, Inc.*(a) 404 48,157
Omada Health, Inc.* 2,597 37,864
Oncology Institute, Inc.
(The)*(a) 7,215 27,850
OPKO Health, Inc.* 34,059 38,316
Option Care Health, Inc.* 12,555 255,243
PACS Group, Inc.* 3,411 114,439
Pediatrix Medical Group, Inc.* 6,629 149,219
Pennant Group, Inc. (The)* 2,766 86,631
Privia Health Group, Inc.*(a) 9,117 226,557
Progyny, Inc.* 5,983 111,164
RadNet, Inc.* 5,369 303,617
SBC Medical Group Holdings,
Inc.* 1,694 5,590
Select Medical Holdings Corp. 8,551 140,322
Sonida Senior Living, Inc.* 355 13,476
Strata Critical Medical, Inc.*(a) 5,043 25,316
Surgery Partners, Inc.*(a) 6,360 89,231
Talkspace, Inc.* 11,294 58,616
US Physical Therapy, Inc. 1,194 85,037
Viemed Healthcare, Inc.* 2,384 23,745
7,355,669
Health Care REITs 1 .0%
American Healthcare REIT,
Inc. 14,237 722,955
CareTrust REIT, Inc. 17,817 702,881
Chiron Real Estate, Inc. 947 33,211
Community Healthcare Trust,
Inc. 1,986 34,199
Diversified Healthcare Trust 17,187 129,590
LTC Properties, Inc. 3,642 139,197
National Health Investors, Inc. 3,704 284,875
Sabra Health Care REIT, Inc. 19,747 407,973
Sila Realty Trust, Inc. 4,303 130,940
Strawberry Fields REIT, Inc. 638 7,892
Universal Health Realty
Income Trust 1,075 43,752
2,637,465
Health Care Technology 0 .2%
Claritev Corp.*(a) 542 13,187
Definitive Healthcare Corp.,
Class A* 3,273 3,120
Evolent Health, Inc., Class A* 9,600 36,000
Health Catalyst, Inc.*(a) 5,112 6,390
HealthStream, Inc. 1,961 40,710
HeartFlow, Inc.*(a) 1,508 44,878
LifeMD, Inc.*(a) 3,316 15,519
OptimizeRx Corp.* 1,329 8,280
Phreesia, Inc.* 4,809 44,291
Schrodinger, Inc.*(a) 4,378 52,361
Simulations Plus, Inc.* 1,445 20,476
Teladoc Health, Inc.*(a) 14,008 84,888

84 - Statement of Investments - April 30, 2026 (Unaudited) - Nationwide Small Cap Index Fund
Common Stocks
Shares Value ($)
Health Care Technology
TruBridge, Inc.* 887 22,796
Waystar Holding Corp.* 8,673 185,385
578,281
Hotel & Resort REITs 0 .6%
Apple Hospitality REIT, Inc. 18,088 243,645
Braemar Hotels & Resorts, Inc. 4,771 11,546
Chatham Lodging Trust 4,365 37,888
DiamondRock Hospitality Co. 16,668 170,013
Pebblebrook Hotel Trust 8,679 121,940
RLJ Lodging Trust 9,458 77,934
Ryman Hospitality Properties,
Inc. 4,878 512,629
Service Properties Trust 44,212 68,529
Summit Hotel Properties, Inc. 8,443 41,962
Sunstone Hotel Investors, Inc. 14,659 143,951
Xenia Hotels & Resorts, Inc. 7,651 124,482
1,554,519
Hotels, Restaurants & Leisure 1 .5%
Accel Entertainment, Inc.,
Class A* 4,262 53,232
Bally's Corp.*(a) 665 8,858
Biglari Holdings, Inc., Class B* 45 13,916
BJ's Restaurants, Inc.* 1,442 55,373
Black Rock Coffee Bar, Inc.,
Class A*(a) 1,273 15,632
Bloomin' Brands, Inc. 6,609 40,315
Brightstar Lottery plc 8,444 110,870
Brinker International, Inc.* 3,438 523,401
Cheesecake Factory, Inc.
(The)(a) 3,745 235,448
Cracker Barrel Old Country
Store, Inc. 1,829 57,284
Dave & Buster's
Entertainment, Inc.*(a) 2,123 23,926
Dine Brands Global, Inc.(a) 1,020 28,336
El Pollo Loco Holdings, Inc.* 2,178 29,447
First Watch Restaurant Group,
Inc.* 4,415 57,925
Genius Sports Ltd.* 17,590 76,692
Global Business Travel Group
I*(a) 10,386 60,862
Hilton Grand Vacations,
Inc.*(a) 4,884 229,402
Inspired Entertainment,
Inc.*(a) 1,870 13,127
Jack in the Box, Inc.*(a) 1,299 16,367
Krispy Kreme, Inc.*(a) 5,117 20,161
Kura Sushi USA, Inc., Class A* 528 29,077
Life Time Group Holdings,
Inc.* 11,892 318,825
Lindblad Expeditions Holdings,
Inc.* 3,215 59,574
Marriott Vacations Worldwide
Corp.(a) 2,240 161,302
Monarch Casino & Resort, Inc. 993 117,859
Nathan's Famous, Inc. 248 24,894
Navan, Inc., Class A*(a) 2,988 52,260
Papa John's International, Inc.
(a) 2,541 91,959
Portillo's, Inc., Class A*(a) 4,980 31,125
Common Stocks
Shares Value ($)
Hotels, Restaurants & Leisure
Pursuit Attractions and
Hospitality, Inc.*(a) 1,748 73,556
RCI Hospitality Holdings, Inc. 762 19,065
Red Rock Resorts, Inc., Class
A(a) 3,838 207,099
Rush Street Interactive, Inc.* 7,086 199,117
Sabre Corp.*(a) 28,716 52,550
Serve Robotics, Inc.*(a) 5,049 47,612
Shake Shack, Inc., Class A* 3,084 315,987
Six Flags Entertainment
Corp.*(a) 7,618 143,066
Super Group SGHC Ltd. 12,763 165,408
Sweetgreen, Inc., Class A*(a) 8,454 58,164
Target Hospitality Corp.* 2,733 39,738
United Parks & Resorts,
Inc.*(a) 2,247 79,207
Xponential Fitness, Inc., Class
A* 1,887 12,416
3,970,434
Household Durables 1 .5%
Bassett Furniture Industries,
Inc. 611 8,908
Beazer Homes USA, Inc.*(a) 2,238 48,318
Cavco Industries, Inc.* 611 309,777
Century Communities, Inc.(a) 1,989 111,424
Champion Homes, Inc.* 4,430 337,699
Cricut, Inc., Class A 3,481 15,003
Dream Finders Homes, Inc.,
Class A*(a) 2,295 33,507
Ethan Allen Interiors, Inc. 1,831 39,074
Flexsteel Industries, Inc. 227 12,553
Green Brick Partners, Inc.* 2,475 166,914
Hamilton Beach Brands
Holding Co., Class A 726 15,108
Helen of Troy Ltd.* 1,951 45,166
Hovnanian Enterprises, Inc.,
Class A* 388 43,627
Installed Building Products,
Inc.(a) 1,837 530,066
KB Home 4,878 258,485
La-Z-Boy, Inc.(a) 3,173 110,230
Legacy Housing Corp.* 602 13,093
Leggett & Platt, Inc. 10,349 112,494
LGI Homes, Inc.* 1,644 80,507
Lovesac Co. (The)*(a) 880 13,913
M/I Homes, Inc.* 2,062 271,132
Meritage Homes Corp. 5,272 355,016
Sonos, Inc.* 9,301 137,934
Taylor Morrison Home Corp.,
Class A* 7,643 464,236
Traeger, Inc.*(a) 75 3,126
Tri Pointe Homes, Inc.* 6,737 315,898
3,853,208
Household Products 0 .3%
Central Garden & Pet Co.* 519 19,213
Central Garden & Pet Co.,
Class A* 4,042 135,650
Energizer Holdings, Inc.(a) 5,019 98,272
Oil-Dri Corp. of America 804 58,652
Spectrum Brands Holdings,
Inc.(a) 1,769 146,119

Nationwide Small Cap Index Fund - April 30, 2026 (Unaudited) - Statement of Investments - 85
Common Stocks
Shares Value ($)
Household Products
WD-40 Co. 1,082 227,177
685,083
Independent Power and Renewable Electricity Producers
0 .2%
Hallador Energy Co.* 2,761 42,878
Montauk Renewables, Inc.*(a) 5,920 8,643
Ormat Technologies, Inc. 4,845 556,691
608,212
Industrial Conglomerates 0 .0%
†
Brookfield Business Corp.,
Class A 1,812 61,789
Industrial REITs 0 .4%
Industrial Logistics Properties
Trust 4,555 33,844
Innovative Industrial
Properties, Inc. 2,148 116,529
LXP Industrial Trust 4,571 232,755
One Liberty Properties, Inc. 1,527 34,678
Terreno Realty Corp. 8,063 525,708
943,514
Insurance 1 .7%
Abacus Global Management,
Inc.(a) 3,192 30,324
American Coastal Insurance
Corp. 1,957 23,288
American Integrity Insurance
Group, Inc. 963 18,875
AMERISAFE, Inc. 1,512 45,814
Ategrity Specialty Holdings
LLC* 687 13,053
Baldwin Insurance Group, Inc.
(The), Class A*(a) 7,566 171,900
Bowhead Specialty Holdings,
Inc.* 1,331 31,651
Citizens, Inc., Class A*(a) 3,897 21,044
CNO Financial Group, Inc. 7,455 331,375
Crawford & Co., Class A 1,135 12,190
Donegal Group, Inc., Class A 1,421 23,901
eHealth, Inc.* 2,613 5,383
Employers Holdings, Inc. 1,508 63,517
Exzeo Group, Inc.* 445 7,209
F&G Annuities & Life, Inc. 2,864 82,025
Fidelis Insurance Holdings Ltd. 4,613 97,473
Genworth Financial, Inc.,
Class A* 31,365 275,698
GoHealth, Inc., Class A*(a) 471 532
Goosehead Insurance, Inc.,
Class A* 1,909 85,504
Greenlight Capital Re Ltd.,
Class A* 2,284 41,843
Hamilton Insurance Group
Ltd., Class B 3,596 117,841
HCI Group, Inc. 868 133,299
Heritage Insurance Holdings,
Inc.* 2,019 59,197
Hippo Holdings, Inc.* 1,371 36,098
Horace Mann Educators Corp. 3,226 146,589
Investors Title Co. 131 31,018
James River Group Holdings,
Inc. 2,974 18,439
Common Stocks
Shares Value ($)
Insurance
Kestrel Group Ltd. 163 1,584
Kingstone Cos., Inc. 1,002 16,703
Kingsway Financial Services,
Inc.*(a) 1,589 17,098
Lemonade, Inc.*(a) 4,932 279,348
MBIA, Inc.* 3,927 22,934
Mercury General Corp. 2,183 212,428
NI Holdings, Inc.* 413 5,319
Octave Specialty Group, Inc.* 2,807 12,435
Oscar Health, Inc., Class A*(a) 16,209 299,218
Palomar Holdings, Inc.* 2,083 250,752
ProAssurance Corp.* 4,198 103,691
Root, Inc., Class A* 916 49,904
Safety Insurance Group, Inc. 1,233 92,672
Selective Insurance Group,
Inc. 4,759 399,518
Selectquote, Inc.* 11,403 10,489
SiriusPoint Ltd.* 5,959 139,500
Skyward Specialty Insurance
Group, Inc.* 3,092 140,531
Slide Insurance Holdings, Inc.* 5,577 104,011
Stewart Information Services
Corp. 2,367 165,666
Tiptree, Inc., Class A 1,905 32,842
Trupanion, Inc.*(a) 2,929 70,267
United Fire Group, Inc. 1,705 68,746
Universal Insurance Holdings,
Inc. 2,126 84,253
4,504,989
Interactive Media & Services 0 .4%
Angi, Inc., Class A*(a) 2,830 20,772
Arena Group Holdings, Inc.
(The)*(a) 1,109 2,795
Bumble, Inc., Class A* 5,683 23,584
Cargurus, Inc., Class A* 6,175 225,140
Cars.com, Inc.*(a) 4,638 50,972
EverQuote, Inc., Class A*(a) 2,386 34,406
fuboTV, Inc., Class A*(a) 2,187 26,944
Getty Images Holdings,
Inc.*(a) 9,139 7,037
Grindr, Inc.* 2,438 32,596
MediaAlpha, Inc., Class A* 2,756 23,454
Nextdoor Holdings, Inc.*(a) 16,313 26,101
QuinStreet, Inc.* 4,417 56,361
Rumble, Inc.*(a) 8,840 66,565
Shutterstock, Inc. 2,059 33,294
Teads Holding Co.*(a) 3,745 3,270
Travelzoo*(a) 553 5,414
TripAdvisor, Inc.*(a) 9,345 104,010
Webtoon Entertainment,
Inc.*(a) 1,442 17,650
Yelp, Inc., Class A* 4,542 125,359
Ziff Davis, Inc.*(a) 3,152 144,236
ZipRecruiter, Inc., Class A*(a) 5,931 17,318
1,047,278
IT Services 0 .7%
Applied Digital Corp.*(a) 18,806 644,105
Backblaze, Inc., Class A* 4,817 20,617
BigBear.ai Holdings, Inc.*(a) 34,899 138,898
Commerce.com, Inc., Series
1* 5,753 16,281

86 - Statement of Investments - April 30, 2026 (Unaudited) - Nationwide Small Cap Index Fund
Common Stocks
Shares Value ($)
IT Services
Crexendo, Inc.* 1,241 8,116
CSP, Inc. 592 5,500
DigitalOcean Holdings, Inc.*(a) 6,063 584,655
Everforth, Inc.* 3,369 71,086
Fastly, Inc., Class A* 11,151 281,619
Grid Dynamics Holdings, Inc.* 5,236 29,793
Hackett Group, Inc. (The)(a) 1,848 23,858
Information Services Group,
Inc. 2,880 11,750
Rackspace Technology,
Inc.*(a) 6,105 8,913
TSS, Inc.*(a) 1,606 24,604
Tucows, Inc., Class A* 629 9,894
Unisys Corp.* 5,312 13,864
VTEX, Class A* 5,035 18,932
Whitefiber, Inc.*(a) 894 13,687
1,926,172
Leisure Products 0 .4%
Acushnet Holdings Corp. 2,178 210,874
American Outdoor Brands,
Inc.*(a) 1,035 9,739
Callaway Golf Co.* 10,706 163,802
Clarus Corp. 2,036 5,304
Escalade, Inc. 942 17,615
Funko, Inc., Class A* 4,169 18,385
JAKKS Pacific, Inc. 684 14,884
Johnson Outdoors, Inc., Class
A(a) 496 26,104
Latham Group, Inc.* 3,682 22,350
Malibu Boats, Inc., Class A* 1,566 40,090
Marine Products Corp. 694 5,497
MasterCraft Boat Holdings,
Inc.* 1,237 28,884
Peloton Interactive, Inc., Class
A*(a) 31,788 173,245
Polaris, Inc. 4,156 275,418
Smith & Wesson Brands, Inc. 3,565 55,400
Sturm Ruger & Co., Inc. 1,169 50,711
1,118,302
Life Sciences Tools & Services 0 .4%
10X Genomics, Inc., Class
A*(a) 8,798 193,996
Adaptive Biotechnologies
Corp.* 11,764 165,872
Alpha Teknova, Inc.* 1,234 4,381
Azenta, Inc.* 3,376 82,948
BioLife Solutions, Inc.* 3,188 67,203
Codexis, Inc.* 6,619 18,666
CryoPort, Inc.* 3,777 38,752
Cytek Biosciences, Inc.* 9,764 44,524
Fortrea Holdings, Inc.* 7,380 84,870
Ginkgo Bioworks Holdings,
Inc.*(a) 3,435 29,060
Lifecore Biomedical, Inc.*(a) 1,767 8,959
Maravai LifeSciences
Holdings, Inc., Class A* 8,431 31,026
MaxCyte, Inc.* 9,573 8,424
Mesa Laboratories, Inc. 462 46,200
OmniAb, Inc.* 7,732 10,748
Pacific Biosciences of
California, Inc.*(a) 23,268 36,996
Common Stocks
Shares Value ($)
Life Sciences Tools & Services
Personalis, Inc.*(a) 3,738 20,634
Quanterix Corp.* 3,110 9,734
Quantum-Si, Inc.*(a) 12,492 12,250
Standard BioTools, Inc.*(a) 24,356 22,619
937,862
Machinery 3 .7%
3D Systems Corp.*(a) 10,897 26,807
Aebi Schmidt Holding AG 2,892 33,605
AirJoule Technologies Corp.* 1,755 5,405
Alamo Group, Inc. 829 143,782
Albany International Corp.,
Class A 2,232 129,545
Alliance Laundry Holdings,
Inc.* 3,485 88,414
Astec Industries, Inc.(a) 1,818 118,206
Atmus Filtration Technologies,
Inc. 6,478 410,705
Blue Bird Corp.* 2,533 162,391
CECO Environmental
Corp.*(a) 2,368 175,564
Chart Industries, Inc.* 3,583 744,906
Columbus McKinnon Corp.(a) 2,045 31,595
Douglas Dynamics, Inc. 1,725 79,574
Eastern Co. (The)(a) 452 9,881
Energy Recovery, Inc.* 4,182 46,295
Enerpac Tool Group Corp.,
Class A 4,163 146,121
Enpro, Inc. 1,674 488,055
ESCO Technologies, Inc. 2,066 669,281
Federal Signal Corp.(a) 4,756 585,606
Franklin Electric Co., Inc. 3,110 311,591
Gencor Industries, Inc.* 997 14,835
Gorman-Rupp Co. (The)(a) 1,635 123,835
Graham Corp.* 796 75,779
Greenbrier Cos., Inc. (The)(a) 2,426 119,165
Helios Technologies, Inc. 2,659 181,876
Hillman Solutions Corp.* 15,781 128,773
Hyster-Yale, Inc. 1,059 41,799
JBT Marel Corp. 4,135 488,343
Kadant, Inc. 924 270,852
Kennametal, Inc. 6,117 236,789
L B Foster Co., Class A* 825 25,253
Lindsay Corp. 808 90,472
Luxfer Holdings plc 2,098 31,575
Manitowoc Co., Inc. (The)* 2,590 35,198
Mayville Engineering Co., Inc.* 1,045 23,836
Microvast Holdings, Inc.*(a) 15,486 29,888
Miller Industries, Inc. 909 43,623
Mueller Water Products, Inc.,
Class A 12,466 347,677
Omega Flex, Inc. 351 11,064
Palladyne AI Corp.*(a) 2,645 16,108
Park-Ohio Holdings Corp. 794 22,986
Proto Labs, Inc.* 1,942 125,861
Richtech Robotics, Inc., Class
B*(a) 12,305 30,270
SPX Technologies, Inc.* 3,819 836,017
Standex International Corp. 941 256,893
Tennant Co.(a) 1,450 120,408
Terex Corp.(a) 8,887 552,771
Titan International, Inc.* 4,014 30,587

Nationwide Small Cap Index Fund - April 30, 2026 (Unaudited) - Statement of Investments - 87
Common Stocks
Shares Value ($)
Machinery
Trinity Industries, Inc. 6,433 209,780
Wabash National Corp.(a) 2,910 25,288
Watts Water Technologies,
Inc., Class A 2,168 650,747
Worthington Enterprises, Inc. 2,502 135,784
9,741,461
Marine Transportation 0 .2%
Costamare Bulkers Holdings
Ltd.* 696 12,027
Costamare, Inc. 3,507 58,286
Genco Shipping & Trading Ltd. 2,388 57,885
Himalaya Shipping Ltd.(a) 2,040 27,825
Matson, Inc. 2,444 426,307
Pangaea Logistics Solutions
Ltd. 2,586 19,809
Safe Bulkers, Inc. 3,986 26,866
629,005
Media 0 .9%
Advantage Solutions, Inc.* 241 8,259
AMC Global Media, Inc., Class
A*(a) 2,690 22,838
Boston Omaha Corp., Class
A*(a) 1,817 21,840
Cable One, Inc.*(a) 392 35,864
EchoStar Corp., Class A*(a) 10,747 1,323,386
Emerald Holding, Inc.(a) 1,555 7,262
Entravision Communications
Corp., Class A 3,551 13,387
EW Scripps Co. (The), Class
A* 4,952 23,720
Gambling.com Group Ltd.*(a) 1,339 5,155
Gray Media, Inc. 7,472 42,142
Ibotta, Inc., Class A*(a) 859 30,237
iHeartMedia, Inc., Class A*(a) 9,650 57,611
John Wiley & Sons, Inc., Class
A 3,222 131,876
Magnite, Inc.* 11,236 143,989
National CineMedia, Inc.(a) 5,015 17,001
Newsmax, Inc., Class B*(a) 3,767 23,732
Nexxen International Ltd.* 2,182 16,016
Optimum Communications,
Inc., Class A*(a) 22,939 36,244
PubMatic, Inc., Class A* 3,077 30,093
Scholastic Corp.(a) 1,527 61,630
Sinclair, Inc.(a) 3,001 46,666
Stagwell, Inc., Class A*(a) 8,848 55,477
TechTarget, Inc.* 2,014 11,560
Thryv Holdings, Inc.*(a) 3,003 10,751
USA TODAY Co., Inc.* 10,983 79,407
2,256,143
Metals & Mining 2 .6%
Alpha Metallurgical Resources,
Inc.* 904 168,551
American Battery Technology
Co.*(a) 9,073 30,667
Caledonia Mining Corp. plc(a) 1,279 29,289
Century Aluminum Co.* 4,522 268,788
Coeur Mining, Inc.* 80,894 1,453,664
Commercial Metals Co. 8,806 607,262
Common Stocks
Shares Value ($)
Metals & Mining
Compass Minerals
International, Inc.* 2,474 66,081
Constellium SE, Class A* 10,796 337,699
Contango Silver & Gold,
Inc.*(a) 1,751 40,185
Critical Metals Corp.*(a) 4,656 59,271
Dakota Gold Corp.* 6,555 35,266
Ferroglobe plc 9,425 43,732
Friedman Industries, Inc. 524 10,789
Hecla Mining Co. 50,415 908,478
Idaho Strategic Resources,
Inc.* 1,105 46,576
Ivanhoe Electric, Inc.* 8,554 109,748
Kaiser Aluminum Corp. 1,294 220,536
Lifezone Metals Ltd.*(a) 1,866 10,226
Materion Corp. 1,620 297,772
Metallus, Inc.* 2,746 52,833
NioCorp Developments
Ltd.*(a) 8,620 51,461
Novagold Resources, Inc.* 22,346 180,109
Perpetua Resources Corp.* 6,846 189,018
Ramaco Resources, Inc.,
Class A*(a) 3,329 49,436
Ryerson Holding Corp. 3,591 99,507
SSR Mining, Inc.* 16,143 465,080
SunCoke Energy, Inc. 5,986 40,824
Tredegar Corp.* 2,499 23,990
United States Antimony
Corp.*(a) 9,600 115,296
US Gold Corp.*(a) 989 16,239
US Goldmining, Inc.*(a) 561 7,467
USA Rare Earth, Inc.*(a) 14,625 379,811
Vox Royalty Corp. 4,762 24,477
Warrior Met Coal, Inc. 4,110 369,283
Worthington Steel, Inc. 2,609 100,264
6,909,675
Mortgage Real Estate Investment Trusts (REITs) 0 .8%
ACRES Commercial Realty
Corp.* 539 11,368
Adamas Trust, Inc. 6,630 59,537
Angel Oak Mortgage REIT, Inc. 1,198 10,866
Apollo Commercial Real
Estate Finance, Inc. 10,676 116,795
Arbor Realty Trust, Inc. 15,526 122,655
Ares Commercial Real Estate
Corp. 4,706 24,612
ARMOUR Residential REIT,
Inc. 9,046 158,667
Blackstone Mortgage Trust,
Inc., Class A 12,736 241,857
BrightSpire Capital, Inc., Class
A 10,579 61,358
Chicago Atlantic Real Estate
Finance, Inc. 1,674 19,937
Chimera Investment Corp. 6,405 88,069
Claros Mortgage Trust, Inc.* 7,648 20,191
Dynex Capital, Inc. 15,759 214,638
Ellington Financial, Inc. 9,096 120,522
Franklin BSP Realty Trust, Inc. 6,853 62,362
Invesco Mortgage Capital, Inc. 5,915 48,089

88 - Statement of Investments - April 30, 2026 (Unaudited) - Nationwide Small Cap Index Fund
Common Stocks
Shares Value ($)
Mortgage Real Estate Investment Trusts (REITs)
KKR Real Estate Finance
Trust, Inc. 4,844 29,694
Ladder Capital Corp., Class A 9,074 93,281
Lument Finance Trust, Inc. 3,325 3,957
MFA Financial, Inc. 8,189 83,937
Nexpoint Real Estate Finance,
Inc. 595 8,580
Orchid Island Capital, Inc. 14,368 101,007
PennyMac Mortgage
Investment Trust 7,021 85,516
Ready Capital Corp. 11,124 21,024
Redwood Trust, Inc. 9,995 55,572
Rithm Property Trust, Inc. 602 8,759
Seven Hills Realty Trust 1,777 14,518
Sunrise Realty Trust, Inc. 773 5,790
TPG Mortgage Investment
Trust, Inc. 2,700 21,303
TPG RE Finance Trust, Inc. 5,384 45,549
Two Harbors Investment Corp. 8,023 92,826
2,052,836
Multi-Utilities 0 .4%
Avista Corp. 6,377 262,095
Black Hills Corp. 6,047 455,279
Northwestern Energy Group,
Inc. 4,854 351,138
Unitil Corp. 1,359 71,293
1,139,805
Office REITs 0 .4%
Brandywine Realty Trust 14,522 44,002
COPT Defense Properties 9,129 285,281
Douglas Emmett, Inc. 11,329 122,466
Easterly Government
Properties, Inc., Class A 3,510 82,169
Empire State Realty Trust,
Inc., Class A 11,903 66,300
Franklin Street Properties
Corp. 8,093 5,273
Hudson Pacific Properties,
Inc.* 4,412 40,635
JBG SMITH Properties 4,784 71,760
NET Lease Office Properties 1,114 14,549
Peakstone Realty Trust 2,816 59,080
Piedmont Realty Trust, Inc.,
Class A* 9,393 78,525
Postal Realty Trust, Inc., Class
A 2,023 44,263
SL Green Realty Corp. 5,651 239,659
1,153,962
Oil, Gas & Consumable Fuels 3 .7%
Ardmore Shipping Corp. 2,723 48,251
BKV Corp.* 2,026 63,880
California Resources Corp. 5,848 399,184
Calumet, Inc.* 5,380 176,034
Centrus Energy Corp., Class
A*(a) 1,345 283,741
Clean Energy Fuels Corp.* 13,617 31,319
CNX Resources Corp.*(a) 10,940 425,675
Comstock Resources, Inc.*(a) 5,741 100,008
Core Natural Resources, Inc. 4,016 360,396
Common Stocks
Shares Value ($)
Oil, Gas & Consumable Fuels
Crescent Energy Co., Class
A(a) 20,394 274,299
CVR Energy, Inc.* 2,614 86,628
Delek US Holdings, Inc. 4,688 218,414
DHT Holdings, Inc. 10,543 194,835
Diversified Energy Co. 4,839 80,569
Dorian LPG Ltd. 2,918 112,489
Empire Petroleum Corp.*(a) 1,204 3,371
Encore Energy Corp.*(a) 14,810 29,028
Energy Fuels, Inc.*(a) 18,689 404,430
Epsilon Energy Ltd. 1,412 8,980
Evolution Petroleum Corp. 2,985 14,328
Excelerate Energy, Inc., Class
A 1,879 65,577
FLEX LNG Ltd.(a) 2,475 80,264
FutureFuel Corp. 2,157 10,742
Gevo, Inc.*(a) 19,014 36,317
Golar LNG Ltd. 7,698 423,313
Granite Ridge Resources, Inc. 4,633 27,937
Green Plains, Inc.*(a) 5,212 90,584
Gulfport Energy Corp.* 1,257 242,023
HighPeak Energy, Inc.(a) 1,512 10,251
Infinity Natural Resources,
Inc., Class A*(a) 1,272 20,721
International Seaways, Inc. 3,183 264,030
Kinetik Holdings, Inc., Class
A(a) 3,709 187,453
Kolibri Global Energy, Inc.* 3,108 17,840
Kosmos Energy Ltd.* 36,626 112,808
Lightbridge Corp.*(a) 2,194 28,632
Magnolia Oil & Gas Corp.,
Class A(a) 14,320 433,037
Murphy Oil Corp. 10,691 446,456
NACCO Industries, Inc., Class
A 266 12,816
Navigator Holdings Ltd. 2,367 51,601
New Fortress Energy, Inc.*(a) 15,030 10,398
NextDecade Corp.*(a) 13,817 108,187
NextNRG, Inc.*(a) 2,209 818
Nordic American Tankers Ltd. 16,177 90,268
Northern Oil & Gas, Inc.(a) 7,695 208,996
OPAL Fuels, Inc., Class A* 2,431 5,251
Par Pacific Holdings, Inc.* 3,940 258,740
PBF Energy, Inc., Class A 6,681 289,688
Peabody Energy Corp. 9,771 260,495
Prairie Operating Co.*(a) 1,988 2,386
PrimeEnergy Resources
Corp.* 22 4,875
REX American Resources
Corp.* 2,303 111,695
Riley Exploration Permian, Inc. 1,257 45,466
Sable Offshore Corp.*(a) 9,870 141,634
SandRidge Energy, Inc. 2,463 38,300
Scorpio Tankers, Inc. 3,591 292,056
SFL Corp. Ltd. 9,564 110,273
SM Energy Co.(a) 19,722 611,974
Summit Midstream Corp.* 611 19,338
Talos Energy, Inc.* 10,065 160,235
Teekay Corp. Ltd. 4,309 57,568
Teekay Tankers Ltd., Class A 1,892 148,617
Uranium Energy Corp.* 37,762 562,276
VAALCO Energy, Inc.(a) 8,787 57,730

Nationwide Small Cap Index Fund - April 30, 2026 (Unaudited) - Statement of Investments - 89
Common Stocks
Shares Value ($)
Oil, Gas & Consumable Fuels
Vitesse Energy, Inc.(a) 2,205 41,366
W&T Offshore, Inc. 9,007 37,919
World Kinect Corp.(a) 4,235 114,218
XCF Global, Inc., Class A*(a) 5,476 2,190
9,671,218
Paper & Forest Products 0 .1%
Clearwater Paper Corp.* 1,209 16,576
Magnera Corp.* 2,446 24,411
Sylvamo Corp. 2,603 111,226
152,213
Passenger Airlines 0 .4%
Allegiant Travel Co.* 1,106 83,658
Frontier Group Holdings,
Inc.*(a) 3,639 13,210
JetBlue Airways Corp.*(a) 23,764 110,622
Joby Aviation, Inc.*(a) 46,428 426,673
SkyWest, Inc.* 3,201 262,866
Sun Country Airlines Holdings,
Inc.* 4,023 63,563
960,592
Personal Care Products 0 .2%
Edgewell Personal Care Co. 3,396 76,580
FitLife Brands, Inc.*(a) 378 3,497
Herbalife Ltd.*(a) 8,031 133,315
Honest Co., Inc. (The)* 6,899 24,146
Interparfums, Inc.(a) 1,440 131,357
Lifevantage Corp.(a) 924 4,666
Medifast, Inc.*(a) 929 10,098
Nature's Sunshine Products,
Inc.* 1,273 34,575
Niagen Bioscience, Inc.* 4,492 21,247
Nu Skin Enterprises, Inc.,
Class A(a) 3,934 28,718
Olaplex Holdings, Inc.* 12,671 25,722
SkinHealth Systems, Inc.*(a) 10,532 8,970
USANA Health Sciences, Inc.* 844 16,078
Waldencast plc, Class A*(a) 2,581 2,297
521,266
Pharmaceuticals 2 .3%
Aardvark Therapeutics,
Inc.*(a) 1,013 5,501
Aclaris Therapeutics, Inc.* 7,915 34,351
Alumis, Inc.* 5,437 134,240
Amneal Pharmaceuticals, Inc.* 12,190 156,885
Amphastar Pharmaceuticals,
Inc.* 2,875 63,135
Amylyx Pharmaceuticals, Inc.* 7,164 114,624
ANI Pharmaceuticals, Inc.*(a) 1,492 118,539
Aquestive Therapeutics,
Inc.*(a) 8,377 34,346
Arvinas, Inc.* 4,377 43,332
Atea Pharmaceuticals, Inc.*(a) 5,199 28,647
Axsome Therapeutics, Inc.* 3,281 681,628
BioAge Labs, Inc.*(a) 2,391 40,288
Biote Corp., Class A*(a) 2,391 5,308
Collegium Pharmaceutical,
Inc.* 2,590 87,361
CorMedix, Inc.*(a) 5,921 44,940
Crinetics Pharmaceuticals,
Inc.*(a) 7,662 297,132
Common Stocks
Shares Value ($)
Pharmaceuticals
Definium Therapeutics, Inc.* 7,972 174,427
Edgewise Therapeutics, Inc.* 5,314 164,522
Enliven Therapeutics, Inc.* 3,053 125,875
Esperion Therapeutics, Inc.* 19,238 38,476
Eton Pharmaceuticals, Inc.* 1,815 43,778
Evolus, Inc.* 4,135 22,288
EyePoint, Inc.* 6,062 80,018
Fulcrum Therapeutics, Inc.*(a) 4,683 33,390
Harmony Biosciences
Holdings, Inc.* 3,469 108,441
Harrow, Inc.*(a) 2,546 103,189
Indivior Pharmaceuticals,
Inc.*(a) 9,632 354,265
Innoviva, Inc.* 5,859 134,698
Journey Medical Corp.*(a) 1,020 5,253
LB Pharmaceuticals, Inc.*(a) 1,535 48,675
LENZ Therapeutics, Inc.*(a) 1,342 12,051
Ligand Pharmaceuticals, Inc.* 1,554 356,565
Liquidia Corp.*(a) 5,169 202,677
Maze Therapeutics, Inc.*(a) 2,091 55,579
MBX Biosciences, Inc.*(a) 2,296 69,385
MediWound Ltd.*(a) 728 12,012
Nuvation Bio, Inc.*(a) 19,437 86,495
Ocular Therapeutix, Inc.* 14,549 136,324
Omeros Corp.*(a) 5,578 81,439
Pacira BioSciences, Inc.*(a) 3,189 81,288
Phathom Pharmaceuticals,
Inc.* 3,873 43,378
Phibro Animal Health Corp.,
Class A 1,569 83,439
Prestige Consumer
Healthcare, Inc.*(a) 3,763 211,932
Rapport Therapeutics, Inc.* 2,291 75,901
Septerna, Inc.* 1,637 38,895
SIGA Technologies, Inc.(a) 3,364 15,474
Supernus Pharmaceuticals,
Inc.* 4,308 206,784
Tarsus Pharmaceuticals, Inc.* 3,140 199,735
Terns Pharmaceuticals, Inc.* 7,594 401,951
Theravance Biopharma,
Inc.*(a) 3,087 51,676
Third Harmonic Bio, Inc.*∞ 1,819 0
Trevi Therapeutics, Inc.*(a) 7,854 108,071
Tvardi Therapeutics, Inc.* 296 932
WaVe Life Sciences Ltd.* 11,054 78,041
Xeris Biopharma Holdings,
Inc.* 12,615 77,267
Zevra Therapeutics, Inc.*(a) 4,521 45,979
6,060,822
Professional Services 1 .4%
Alight, Inc., Class A 36,031 29,812
Asure Software, Inc.* 1,830 16,562
Barrett Business Services, Inc. 2,043 64,416
BlackSky Technology, Inc.* 2,523 89,516
CBIZ, Inc.* 3,906 119,133
Conduent, Inc.* 14,190 24,265
CRA International, Inc. 509 80,152
CSG Systems International,
Inc. 2,264 182,048
Exponent, Inc. 3,877 259,333

90 - Statement of Investments - April 30, 2026 (Unaudited) - Nationwide Small Cap Index Fund
Common Stocks
Shares Value ($)
Professional Services
Falcon's Beyond Global, Inc.,
Class A*(a) 1,119 18,933
First Advantage Corp.*(a) 6,495 82,876
Forrester Research, Inc.* 1,137 7,152
Franklin Covey Co.* 949 20,119
HireQuest, Inc.(a) 507 5,866
Huron Consulting Group, Inc.* 1,359 177,574
IBEX Holdings Ltd.* 798 22,145
ICF International, Inc. 1,477 105,842
Innodata, Inc.*(a) 2,405 101,563
Insperity, Inc.(a) 2,864 101,873
Kelly Services, Inc., Class A 2,361 23,043
Kforce, Inc. 1,398 63,204
Korn Ferry 4,195 278,716
Legalzoom.com, Inc.* 9,571 61,733
Maximus, Inc. 4,313 283,019
Mistras Group, Inc.* 658 12,423
Planet Labs PBC*(a) 21,491 794,522
Public Policy Holding Co., Inc.
Reg. S(a) 536 7,515
RCM Technologies, Inc.* 412 12,892
Resolute Holdings
Management, Inc.* 348 47,359
Resources Connection, Inc. 2,989 12,673
Skillsoft Corp.*(a) 439 3,389
Spire Global, Inc.*(a) 1,945 34,679
TIC Solutions, Inc.*(a) 16,009 146,322
TriNet Group, Inc. 2,416 110,604
TrueBlue, Inc.* 2,364 12,978
TTEC Holdings, Inc.*(a) 1,924 5,599
Upwork, Inc.*(a) 10,026 103,769
Verra Mobility Corp., Class A* 12,627 187,258
Willdan Group, Inc.* 1,156 87,856
3,798,733
Real Estate Management & Development 0 .5%
American Realty Investors,
Inc.*(a) 278 3,937
Compass, Inc., Class A*(a) 50,757 384,231
Cushman & Wakefield Ltd.* 14,864 208,691
Douglas Elliman, Inc.* 6,515 13,095
eXp World Holdings, Inc.(a) 6,932 43,117
Forestar Group, Inc.* 1,511 42,701
FRP Holdings, Inc.* 1,036 21,766
Kennedy-Wilson Holdings, Inc. 9,294 101,305
Marcus & Millichap, Inc. 1,839 51,106
Maui Land & Pineapple Co.,
Inc.* 714 11,081
Newmark Group, Inc., Class A 11,950 192,634
RE/MAX Holdings, Inc., Class
A* 1,632 17,462
Real Brokerage, Inc. (The)*(a) 10,697 22,464
RMR Group, Inc. (The), Class
A(a) 1,446 25,753
Seaport Entertainment Group,
Inc.*(a) 619 13,798
St Joe Co. (The) 3,064 197,842
Stratus Properties, Inc.*(a) 455 13,768
Tejon Ranch Co.* 1,569 30,705
Transcontinental Realty
Investors, Inc.* 160 5,667
1,401,123
Common Stocks
Shares Value ($)
Residential REITs 0 .3%
BRT Apartments Corp. 1,127 16,195
Centerspace 1,366 93,257
Clipper Realty, Inc. 1,519 5,149
Independence Realty Trust,
Inc. 18,803 306,677
NexPoint Residential Trust,
Inc. 1,711 49,431
UMH Properties, Inc. 6,479 100,749
Veris Residential, Inc. 6,262 118,790
690,248
Retail REITs 1 .2%
Acadia Realty Trust 10,610 229,388
Alexander's, Inc. 161 40,566
CBL & Associates Properties,
Inc. 1,456 65,549
Curbline Properties Corp. 7,640 210,864
FrontView REIT, Inc. 1,768 31,294
Getty Realty Corp. 4,156 137,647
InvenTrust Properties Corp. 6,124 196,703
Kite Realty Group Trust 17,424 455,812
Macerich Co. (The) 20,356 442,336
NETSTREIT Corp. 6,775 139,362
Phillips Edison & Co., Inc. 10,077 404,743
Saul Centers, Inc. 1,101 37,907
SITE Centers Corp. 4,517 24,798
Tanger, Inc. 9,026 334,684
Urban Edge Properties 10,246 224,592
Whitestone REIT 3,761 71,233
3,047,478
Semiconductors & Semiconductor Equipment 4 .6%
ACM Research, Inc., Class A* 4,121 213,014
Aehr Test Systems*(a) 2,251 203,851
Aeluma, Inc.*(a) 790 18,399
Alpha & Omega
Semiconductor Ltd.* 2,012 87,381
Ambarella, Inc.* 3,308 227,590
Ambiq Micro, Inc.* 1,423 53,334
Atomera, Inc.* 2,562 20,957
Axcelis Technologies, Inc.*(a) 2,425 337,342
Blaize Holdings, Inc.*(a) 6,019 11,797
CEVA, Inc.* 2,013 61,477
Cohu, Inc.* 3,633 172,022
Credo Technology Group
Holding Ltd.* 12,792 2,225,936
Diodes, Inc.*(a) 3,690 395,383
FormFactor, Inc.* 6,172 838,960
Ichor Holdings Ltd.* 2,704 178,383
Impinj, Inc.*(a) 2,239 324,476
indie Semiconductor, Inc.,
Class A*(a) 15,494 69,878
Kopin Corp.*(a) 12,561 56,022
Kulicke & Soffa Industries, Inc. 4,092 349,866
MaxLinear, Inc., Class A* 6,517 461,078
Navitas Semiconductor Corp.,
Class A*(a) 16,087 265,435
NVE Corp. 344 28,480
PDF Solutions, Inc.* 2,462 105,497
Penguin Solutions, Inc.*(a) 4,131 125,624
Photronics, Inc.* 4,592 227,212
Power Integrations, Inc.(a) 4,423 321,596
Rambus, Inc.* 8,549 984,075

Nationwide Small Cap Index Fund - April 30, 2026 (Unaudited) - Statement of Investments - 91
Common Stocks
Shares Value ($)
Semiconductors & Semiconductor Equipment
Rigetti Computing, Inc.*(a) 25,697 448,413
Semtech Corp.* 7,378 775,059
Silicon Laboratories, Inc.* 2,583 562,319
SiTime Corp.* 1,784 1,002,876
SkyWater Technology, Inc.* 2,802 89,384
Synaptics, Inc.*(a) 3,057 286,105
Ultra Clean Holdings, Inc.* 3,565 278,605
Veeco Instruments, Inc.*(a) 4,754 236,987
12,044,813
Software 4 .5%
8x8, Inc.*(a) 10,793 20,722
A10 Networks, Inc. 5,830 155,544
ACI Worldwide, Inc.* 8,244 356,306
Adeia, Inc. 8,647 275,407
Agilysys, Inc.* 2,082 133,373
Airship AI Holdings, Inc.*(a) 1,445 3,237
Alarm.com Holdings, Inc.* 3,812 169,291
Alkami Technology, Inc.*(a) 5,359 84,565
Amplitude, Inc., Class A* 7,655 54,427
Appian Corp., Class A* 3,112 64,698
Arteris, Inc.* 2,531 73,298
Asana, Inc., Class A*(a) 7,215 45,599
AudioEye, Inc.* 657 4,704
AvePoint, Inc.* 11,782 114,874
Bit Digital, Inc.*(a) 26,552 40,093
Bitdeer Technologies Group,
Class A*(a) 9,705 109,569
Blackbaud, Inc.* 3,058 113,666
BlackLine, Inc.*(a) 3,895 121,719
Blend Labs, Inc., Class A* 16,903 24,678
Box, Inc., Class A* 11,253 272,323
Braze, Inc., Class A* 6,880 151,566
C3.ai, Inc., Class A*(a) 10,229 90,322
Cerence, Inc.*(a) 3,616 32,906
Chaince Digital Holdings,
Inc.*(a) 2,807 15,270
Cipher Digital, Inc.*(a) 25,658 455,173
Cleanspark, Inc.*(a) 20,080 251,602
Clear Secure, Inc., Class A 6,934 370,206
Clearwater Analytics Holdings,
Inc., Class A* 22,078 534,288
Commvault Systems, Inc.* 3,495 345,586
Consensus Cloud Solutions,
Inc.* 1,388 35,921
Core Scientific, Inc.* 22,869 457,380
CS Disco, Inc.* 2,032 8,799
Daily Journal Corp.*(a) 94 49,703
Digimarc Corp.*(a) 1,261 9,243
Digital Turbine, Inc.* 9,046 31,932
Domo, Inc., Class B* 2,626 9,348
D-Wave Quantum, Inc.*(a) 28,995 588,019
eGain Corp.* 1,327 10,032
EverCommerce, Inc.*(a) 1,031 11,908
Expensify, Inc., Class A* 5,224 5,328
Five9, Inc.* 6,088 104,714
Freshworks, Inc., Class A* 15,874 129,532
Hut 8 Corp.*(a) 7,805 591,463
I3 Verticals, Inc., Class A*(a) 1,962 44,243
Intapp, Inc.* 4,569 102,574
InterDigital, Inc.(a) 2,055 609,431
Kaltura, Inc.* 7,855 10,761
Common Stocks
Shares Value ($)
Software
Life360, Inc.*(a) 1,651 71,142
LiveRamp Holdings, Inc.* 4,929 144,075
MARA Holdings, Inc.*(a) 29,651 355,515
Mitek Systems, Inc.*(a) 3,294 45,984
N-able, Inc.* 5,971 30,930
NCR Voyix Corp.*(a) 11,528 79,428
NextNav, Inc.*(a) 7,386 136,863
OneSpan, Inc. 2,653 30,722
Ooma, Inc.* 2,215 36,149
Pagaya Technologies Ltd.,
Class A*(a) 4,808 66,783
PagerDuty, Inc.*(a) 7,343 48,831
PAR Technology Corp.*(a) 3,189 42,860
Porch Group, Inc.* 6,737 64,877
Progress Software Corp.*(a) 3,408 94,913
Q2 Holdings, Inc.* 4,970 252,227
Qualys, Inc.* 2,838 246,707
Rapid7, Inc.* 5,156 30,420
Red Violet, Inc.* 907 33,949
ReposiTrak, Inc.(a) 1,047 10,240
Rezolve AI plc*(a) 17,682 45,443
Rimini Street, Inc.* 4,202 14,329
Riot Platforms, Inc.*(a) 27,537 474,738
Silvaco Group, Inc.* 1,252 12,783
SoundHound AI, Inc., Class
A*(a) 30,853 245,590
SoundThinking, Inc.*(a) 841 5,736
Sprinklr, Inc., Class A* 9,154 45,038
Sprout Social, Inc., Class A* 4,076 24,456
SPS Commerce, Inc.* 3,060 171,727
Telos Corp.* 4,101 17,511
Tenable Holdings, Inc.* 9,284 193,943
Terawulf, Inc.*(a) 27,293 593,077
Varonis Systems, Inc., Class
B* 9,341 245,668
Vertex, Inc., Class A* 5,837 72,204
Via Transportation, Inc., Class
A* 822 12,503
Viant Technology, Inc., Class
A* 1,242 13,488
Weave Communications, Inc.* 5,137 25,223
Workiva, Inc., Class A* 4,014 214,669
Xperi, Inc.*(a) 3,978 26,613
Yext, Inc.* 7,953 30,699
Zeta Global Holdings Corp.,
Class A*(a) 16,662 306,914
11,910,310
Specialized REITs 0 .3%
Farmland Partners, Inc. 3,383 36,367
Four Corners Property Trust,
Inc. 8,280 211,720
Gladstone Land Corp. 2,630 25,222
Outfront Media, Inc. 11,673 360,112
Safehold, Inc. 4,577 73,323
Smartstop Self Storage REIT,
Inc. 4,319 135,962
842,706
Specialty Retail 1 .8%
Abercrombie & Fitch Co.,
Class A* 3,593 306,663

92 - Statement of Investments - April 30, 2026 (Unaudited) - Nationwide Small Cap Index Fund
Common Stocks
Shares Value ($)
Specialty Retail
Academy Sports & Outdoors,
Inc.(a) 5,309 291,146
Advance Auto Parts, Inc.(a) 4,745 282,375
American Eagle Outfitters, Inc. 12,837 223,621
America's Car-Mart, Inc.* 558 6,813
Arhaus, Inc., Class A 4,178 30,917
Arko Corp. 5,751 37,957
Asbury Automotive Group,
Inc.* 1,525 310,627
BARK, Inc.*(a) 494 4,663
Barnes & Noble Education,
Inc.*(a) 1,302 12,838
Bed Bath & Beyond, Inc.* 5,586 27,371
Boot Barn Holdings, Inc.* 2,430 416,623
Buckle, Inc. (The) 2,545 141,527
Build-A-Bear Workshop, Inc.
(a) 1,014 37,457
Caleres, Inc. 2,678 35,082
Camping World Holdings, Inc.,
Class A(a) 4,920 40,295
Citi Trends, Inc.* 332 16,172
Designer Brands, Inc., Class
A(a) 2,376 17,820
Envela Corp.* 344 6,058
EVgo, Inc., Class A* 10,514 22,079
Genesco, Inc.* 867 30,770
Group 1 Automotive, Inc. 925 330,105
Haverty Furniture Cos., Inc. 914 20,236
J Jill, Inc.(a) 431 5,491
Lands' End, Inc.* 787 8,885
MarineMax, Inc.* 1,687 48,484
Monro, Inc.(a) 2,241 39,352
National Vision Holdings, Inc.* 6,104 141,735
OneWater Marine, Inc., Class
A*(a) 1,039 9,756
Outdoor Holding Co.*(a) 8,129 16,502
Petco Health & Wellness Co.,
Inc., Class A* 5,865 16,657
RealReal, Inc. (The)*(a) 8,237 97,938
Revolve Group, Inc., Class A* 3,194 81,287
Sally Beauty Holdings, Inc.* 7,802 110,632
Shoe Carnival, Inc. 1,571 29,095
Signet Jewelers Ltd.(a) 3,121 277,863
Sleep Number Corp.*(a) 1,336 4,021
Sonic Automotive, Inc., Class
A 1,188 93,555
Stitch Fix, Inc., Class A* 9,342 34,005
ThredUp, Inc., Class A* 7,319 31,399
Torrid Holdings, Inc.*(a) 1,398 2,405
Upbound Group, Inc. 4,274 84,454
Urban Outfitters, Inc.* 5,164 363,236
Victoria's Secret & Co.*(a) 5,574 288,900
Warby Parker, Inc., Class A*(a) 7,869 174,062
Winmark Corp.(a) 241 91,698
Zumiez, Inc.* 1,093 26,855
4,727,482
Technology Hardware, Storage & Peripherals 0 .7%
Corsair Gaming, Inc.* 4,289 29,122
CPI Card Group, Inc.* 403 7,137
Diebold Nixdorf, Inc.*(a) 1,989 152,775
Eastman Kodak Co.* 4,929 65,704
Common Stocks
Shares Value ($)
Technology Hardware, Storage & Peripherals
GPGI, Inc.(a) 14,133 218,072
Immersion Corp.(a) 1,832 11,230
IonQ, Inc.*(a) 27,400 1,236,288
Quantum Computing, Inc.*(a) 16,204 146,160
Turtle Beach Corp.* 1,441 16,601
Xerox Holdings Corp.(a) 9,925 22,331
1,905,420
Textiles, Apparel & Luxury Goods 0 .5%
Capri Holdings Ltd.* 9,243 180,331
Carter's, Inc. 2,890 104,387
Ermenegildo Zegna NV(a) 4,751 57,582
Figs, Inc., Class A* 7,154 107,024
G-III Apparel Group Ltd. 2,927 91,293
Kontoor Brands, Inc.(a) 4,409 323,444
Lakeland Industries, Inc.(a) 776 7,892
Movado Group, Inc. 1,102 30,018
Oxford Industries, Inc.(a) 1,053 45,110
Rocky Brands, Inc. 643 23,579
Steven Madden Ltd. 5,778 217,022
Superior Group of Cos., Inc. 677 7,637
Wolverine World Wide, Inc. 6,368 108,383
1,303,702
Tobacco 0 .1%
Ispire Technology, Inc.*(a) 1,515 2,091
Turning Point Brands, Inc. 1,451 117,067
Universal Corp. 1,966 105,338
224,496
Trading Companies & Distributors 1 .0%
Alta Equipment Group, Inc. 1,515 11,741
BlueLinx Holdings, Inc.* 615 32,570
Boise Cascade Co. 2,910 230,676
Custom Truck One Source,
Inc.* 4,656 45,862
Distribution Solutions Group,
Inc.* 828 22,406
DNOW, Inc.* 14,993 202,256
DXP Enterprises, Inc.* 1,024 174,848
EVI Industries, Inc. 449 8,338
GATX Corp. 2,833 555,041
Global Industrial Co. 1,246 41,255
Herc Holdings, Inc.(a) 2,562 325,169
Hudson Technologies, Inc.* 3,101 19,412
Karat Packaging, Inc. 570 16,353
McGrath RentCorp 1,973 218,115
NPK International, Inc.* 6,409 104,787
Rush Enterprises, Inc., Class A 4,867 360,304
Rush Enterprises, Inc., Class
B 618 45,027
Titan Machinery, Inc.* 1,612 33,707
Transcat, Inc.* 689 52,433
Willis Lease Finance Corp.(a) 238 46,208
Xometry, Inc., Class A*(a) 3,422 175,446
2,721,954
Transportation Infrastructure 0 .0%
†
Sky Harbour Group Corp.*(a) 1,814 19,174
Water Utilities 0 .3%
American States Water Co. 3,096 233,098
Cadiz, Inc.*(a) 3,838 16,619
California Water Service
Group 4,814 203,343

Nationwide Small Cap Index Fund - April 30, 2026 (Unaudited) - Statement of Investments - 93
Common Stocks
Shares Value ($)
Water Utilities
Consolidated Water Co. Ltd. 1,214 38,909
Global Water Resources, Inc.
(a) 791 5,624
H2O America(a) 2,637 148,173
Middlesex Water Co. 1,495 76,066
Pure Cycle Corp.* 1,661 19,168
York Water Co. (The)(a) 1,187 34,447
775,447
Wireless Telecommunication Services 0 .2%
Gogo, Inc.*(a) 6,041 25,251
Spok Holdings, Inc. 1,682 17,981
Telephone & Data Systems,
Inc. 7,923 357,010
400,242
Total Common Stocks
(cost $153,613,689) 259,619,963
Rights 0 .0%
†
Number of
Rights
Biotechnology 0 .0%
†
Aduro Biotech, Inc. CVR*^∞ 1,489 0
Akero Therapeutics, Inc.,
CVR*^∞ 5,687 0
Chinook Therapeutics, Inc.,
CVR*^∞ 5,489 0
Icosavax, Inc., CVR*^∞ 2,263 0
Inhibrx, Inc., CVR*^∞ 3,024 0
Oncternal Therapeutics, Inc.,
CVR*^∞ 95 0
0
Life Sciences Tools & Services 0 .0%
†
OmniAb, Inc., expiring
11/1/2027*^∞ 1,082 0
Total Rights
(cost $3,781) 0
Short-Term Investments 0 .3%
Shares
Money Market Fund 0.3%
Invesco Government & Agency
Portfolio, Institutional
Shares, 3.58%(b)(c) 500,000 500,000
Morgan Stanley Institutional
Liquidity Fund - Government
Portfolio, Institutional
Shares, 3.57%(b)(c) 300,000 300,000
Total Short-Term Investment
(cost $800,000) 800,000
Repurchase Agreements 6 .4%
Principal
Amount ($) Value ($)
CF Secured, LLC,
3.61%, dated 4/30/2026,
due 5/1/2026, repurchase
price $4,765,917,
collateralized by U.S.
Government Treasury
Securities, ranging from
0.00% - 6.13%, maturing
5/15/2026 - 2/15/2056;
total market value
$4,861,236.(c)(d) 4,765,440 4,765,440
Natixis Securities Americas
LLC,
3.62%, dated 4/30/2026,
due 5/1/2026, repurchase
price $7,000,704,
collateralized by U.S.
Government Treasury
Securities, ranging from
0.00% - 4.88%, maturing
5/15/2026 - 2/15/2056;
total market value
$7,140,718.(c)(d) 7,000,000 7,000,000
Santander US Capital
Markets,
3.65%, dated 4/30/2026,
due 5/1/2026, repurchase
price $5,000,507,
collateralized by U.S.
Government Agency
and Treasury Securities,
ranging from 0.01%
- 5.00%, maturing
4/30/2027 - 7/25/2054;
total market value
$5,100,518.(c)(d) 5,000,000 5,000,000
Total Repurchase Agreements
(cost $16,765,440) 16,765,440
Total Investments
(cost $171,217,444) — 105.7% 277,205,050
Liabilities in excess of other assets — (5.7)% (14,944,820)
NET ASSETS — 100.0%
$ 262,260,230

94 - Statement of Investments - April 30, 2026 (Unaudited) - Nationwide Small Cap Index Fund
* Denotes a non-income producing security.
^ Value determined using significant unobservable inputs.
∞ Fair valued security.
† Amount rounds to less than 0.1%.
(a) The security or a portion of this security is on loan as of
April 30, 2026. The total value of securities on loan as of
April 30, 2026 was $57,605,720, which was collateralized by
cash used to purchase money market funds and repurchase
agreements with a value of $800,000 and $16,765,440,
respectively, and by $39,368,789 of collateral in the form
of  U.S. Government Treasury Securities, interest rates
ranging from 0.00% - 6.25%, and maturity dates ranging from
5/12/2026 - 2/15/2056, a total value of $56,934,229.
(b) Represents 7-day effective yield as of April 30, 2026.
(c) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of April 30, 2026 was $17,565,440.
(d) Please refer to Note 2 for additional information on the joint repurchase agreement.
CVR Contingent Value Rights
Reg. S Regulation S - Security was purchased
pursuant to Regulation S under the Securities
Act of 1933, which exempts from registration
securities offered and sold outside of the
United States. Such security cannot be sold
in the United States without either an effective
registration statement filed pursuant to the
Securities Act of 1933 or pursuant to an
exemption from registration. Currently there is
no restriction on trading this security.
REIT Real Estate Investment Trust

Nationwide Small Cap Index Fund - April 30, 2026 (Unaudited) - Statement of Investments - 95
Futures contracts outstanding as of April 30, 2026:
Description
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount ($)
Value and
Unrealized
Appreciation
(Depreciation) ($)
Long Contracts
Russell 2000 Micro E-Mini Index 185 6/2026 USD 2,597,215 81,864
Net contracts 81,864
Currency:
USD United States Dollar
The accompanying notes are an integral part of these financial statements.

96 - Statements of Assets and Liabilities - April 30, 2026 (Unaudited) - Index Funds
The accompanying notes are an integral part of these financial statements.
Nationwide Bond
Index Fund
Assets:
Investment securities, at value
*
$ 231,887,820
Repurchase agreements, at value 4,587,932
Cash 6,758,884
Deposits with broker for futures contracts —
Foreign currencies, at value —
Interest and dividends receivable 1,943,306
Security lending income receivable 1,162
Receivable for investments sold 3,008,815
Receivable for capital shares issued 149,099
Reclaims receivable —
Receivable for variation margin on futures contracts —
Receivable for reimbursement from investment adviser (Note 3) 24,082
Prepaid expenses 19,715
Total Assets 248,380,815
Liabilities:
Payable for investments purchased 8,781,550
Distributions payable 106,364
Payable for capital shares redeemed 10,745
Payable upon return of securities loaned (Note 2) 4,787,932
Accrued expenses and other payables:
Investment advisory fees 35,877
Fund administration fees 14,841
Distribution fees 43,108
Administrative servicing fees 72,448
Accounting and transfer agent fees 12,310
Trustee fees 794
Custodian fees 2,544
Compliance program costs (Note 3) 4
Professional fees 25,666
Printing fees 4,220
Other 3,025
Total Liabilities 13,901,428
Commitments and contingencies (Note 3) —
Net Assets $ 234,479,387
* Includes value of securities on loan (Note 2) 14,087,396
Cost of investment securities 247,011,962
Cost of repurchase agreements 4,587,932
Cost of foreign currencies —
Represented by:
Capital $ 263,636,829
Total distributable earnings (loss) (29,157,442)
Net Assets $ 234,479,387

Index Funds - April 30, 2026 (Unaudited) - Statements of Assets and Liabilities - 97
Nationwide
International Index
Fund
Nationwide Mid Cap
Market Index Fund
Nationwide NYSE
Arca Tech 100 Index
Fund
Nationwide S&P 500
Index Fund
Nationwide Small
Cap Index Fund
$ 840,247,780 $ 474,621,514 $ 755,266,824 $ 1,852,223,033 $ 260,439,610
20,373,036 29,925,151 19,269,013 6,537,828 16,765,440
860,016 4,948,293 3,300,760 14,583,478 2,294,375
527,609 294,801 332,000 1,024,601 199,630
3,786,147 — — — —
3,166,228 93,110 205,864 792,117 106,580
17,544 7,637 3,280 2,698 14,769
111,222 — — — 8,692
75,993 96,813 214,748 322,197 177,988
7,731,095 — 27,890 — —
84,775 72,720 37,905 164,615 55,476
32,031 11,935 — — 4,901
26,793 23,744 27,876 35,841 22,385
877,040,269 510,095,718 778,686,160 1,875,686,408 280,089,846
100 22,055 — — —
— — — — —
438,172 2,600,606 318,549 1,079,954 4,701
21,473,036 31,225,151 20,269,013 6,837,828 17,565,440
170,616 74,824 127,849 180,026 35,085
28,802 20,884 25,343 50,576 14,620
93,547 53,648 98,392 197,300 45,212
45,222 122,213 95,773 599,833 106,560
8,751 7,594 23,909 13,984 5,531
2,390 1,579 2,053 5,323 720
24,467 5,918 8,694 11,260 1,513
9 23 1 44 1
17,753 17,300 16,530 20,345 16,429
23,379 9,623 66,365 19,469 6,873
82,517 27,448 3,079 16,143 26,931
22,408,761 34,188,866 21,055,550 9,032,085 17,829,616
— — — — —
$ 854,631,508 $ 475,906,852 $ 757,630,610 $ 1,866,654,323 $ 262,260,230
45,634,600 59,471,451 37,851,952 19,146,867 57,605,720
330,440,149 292,818,233 139,147,110 633,962,609 154,452,004
20,373,036 29,925,151 19,269,013 6,537,828 16,765,440
3,775,142 — — — —
$ 395,203,613 $ 240,232,771 $ 124,714,742 $ 623,746,801 $ 157,506,739
459,427,895 235,674,081 632,915,868 1,242,907,522 104,753,491
$ 854,631,508 $ 475,906,852 $ 757,630,610 $ 1,866,654,323 $ 262,260,230

98 - Statements of Assets and Liabilities - April 30, 2026 (Unaudited) - Index Funds
The accompanying notes are an integral part of these financial statements.
Nationwide Bond
Index Fund
Net Assets:
Class A Shares $ 205,402,095
Class R Shares —
Class R6 Shares 23,556,335
Institutional Service Class Shares 5,520,957
Service Class Shares —
Total $ 234,479,387
Shares Outstanding (unlimited number of shares authorized):
Class A Shares 21,277,115
Class R Shares —
Class R6 Shares 2,444,719
Institutional Service Class Shares 573,046
Service Class Shares —
Total 24,294,880
Net asset value and redemption price per share (Net assets by class divided by shares outstanding by class, respectively):
Class A Shares $ 9 .65 (a)
Class R Shares $ —
Class R6 Shares $ 9 .64
Institutional Service Class Shares $ 9 .63
Service Class Shares $ —
Maximum offering price per share (100%/(100%-maximum sales charge) of net asset value adjusted to the nearest cent):
Class A Shares $ 9 .87
Maximum Sales Charge:
Class A Shares 2 .25%
(a) For Class A Shares that were purchased without a sales charge because such purchase exceeded $500,000, a contingent deferred sales charge of 0.75% may apply to any redemption of such shares within 18 months of their purchase.
(b) For Class A Shares that were purchased without a sales charge because such purchase exceeded $1,000,000, a contingent deferred sales charge of 1.00% may apply to any redemption of such shares within 18 months of their purchase.

Index Funds - April 30, 2026 (Unaudited) - Statements of Assets and Liabilities - 99
Nationwide
International Index
Fund
Nationwide Mid Cap
Market Index Fund
Nationwide NYSE
Arca Tech 100 Index
Fund
Nationwide S&P 500
Index Fund
Nationwide Small
Cap Index Fund
$ 362,345,987 $ 224,304,600 $ 497,742,696 $ 216,182,751 $ 162,307,600
46,270,899 20,095,386 — 306,639,503 33,136,535
419,504,287 213,735,348 32,232,191 269,471,652 56,232,234
26,510,335 17,771,518 227,655,723 779,709,985 10,583,861
— — — 294,650,432 —
$ 854,631,508 $ 475,906,852 $ 757,630,610 $ 1,866,654,323 $ 262,260,230
32,707,488 13,541,292 3,736,059 6,729,040 11,195,371
4,193,707 1,257,896 — 9,617,960 2,355,787
37,505,024 12,428,774 237,729 8,281,303 3,728,097
2,375,839 1,033,568 1,676,474 24,052,679 702,739
— — — 9,156,970 —
76,782,058 28,261,530 5,650,262 57,837,952 17,981,994
$ 11 .08 (b) $ 16 .56 (b) $ 133 .23 (b) $ 32 .13 (b) $ 14 .50 (b)
$ 11 .03 $ 15 .98 $ — $ 31 .88 $ 14 .07
$ 11 .19 $ 17 .20 $ 135 .58 $ 32 .54 $ 15 .08
$ 11 .16 $ 17 .19 $ 135 .79 $ 32 .42 $ 15 .06
$ — $ — $ — $ 32 .18 $ —
$ 11 .76 $ 17 .57 $ 141 .36 $ 34 .09 $ 15 .38
5 .75% 5 .75% 5 .75% 5 .75% 5 .75%

100 - Statements of Operations - For the Six Months Ended April 30, 2026 (Unaudited) - Index Funds
The accompanying notes are an integral part of these financial statements.
Nationwide Bond
Index Fund
INVESTMENT INCOME:
Interest income $ 4,541,427
Income from securities lending (net of fees) (Note 2) 8,705
Dividend income —
European Union tax reclaims (Note 2) —
Foreign tax withholding —
Total Income 4,550,132
EXPENSES:
Investment advisory fees 219,643
Fund administration fees 56,759
Distribution fees Class A 266,296
Distribution fees Class R —
Distribution fees Service Class —
Administrative servicing fees Class A 181,081
Administrative servicing fees Class R —
Administrative servicing fees Institutional Service Class 6,780
Administrative servicing fees Service Class —
Registration and filing fees 19,464
Professional fees 28,180
Printing fees 3,149
Trustee fees 4,355
Custodian fees 4,115
Accounting and transfer agent fees 42,029
Compliance program costs (Note 3) 505
European Union tax reclaims filing fees (Note 2) —
Index licensing fee —
Other 4,228
Total expenses before fees waived and expenses reimbursed 836,584
Investment advisory fees waived (Note 3) —
Expenses reimbursed by adviser (Note 3) (124,903)
Net Expenses 711,681
NET INVESTMENT INCOME 3,838,451
REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gains (losses) from:
Transactions in investment securities (1,315,203)
Expiration or closing of futures contracts (Note 2) —
Settlement of forward foreign currency contracts (Note 2) —
Foreign currency transactions (Note 2) —
Net realized gains (losses) (1,315,203)
Net change in unrealized appreciation/depreciation in the value of:
Investment securities (1,904,767)
Futures contracts (Note 2) —
Translation of assets and liabilities denominated in foreign currencies (Note 2) —
Net change in unrealized appreciation/depreciation (1,904,767)
Net realized/unrealized gains (losses) (3,219,970)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS $ 618,481

Index Funds - For the Six Months Ended April 30, 2026 (Unaudited) - Statements of Operations - 101
Nationwide
International Index
Fund
Nationwide Mid Cap
Market Index Fund
Nationwide NYSE
Arca Tech 100 Index
Fund
Nationwide S&P 500
Index Fund
Nationwide Small
Cap Index Fund
$ 29,639 $ 52,024 $ 59,890 $ 185,005 $ 36,754
88,559 52,845 25,785 22,642 88,840
12,444,248 3,506,057 3,104,618 10,440,894 1,697,216
146,891 — — — —
(1,030,408) (2,534) (72,289) (2,298) (2,824)
11,678,929 3,608,392 3,118,004 10,646,243 1,819,986
1,028,719 465,908 752,119 1,060,964 229,932
132,927 88,512 114,648 247,504 57,621
458,779 272,971 568,048 264,167 191,821
104,747 47,275 — 706,220 74,653
— — — 212,413 —
275,268 154,619 181,777 147,933 122,767
52,373 23,316 — 324,863 37,327
32,141 19,138 139,783 874,745 11,946
— — — 325,701 —
26,054 25,848 28,512 35,756 24,881
33,385 22,526 25,010 41,419 20,451
9,899 5,562 9,768 10,279 3,823
15,442 8,842 12,582 31,346 4,390
43,159 10,811 15,756 28,840 4,026
17,610 10,048 31,270 19,467 7,429
1,751 1,041 1,415 3,630 504
21,369 — — — —
78,948 27,045 — 35,460 12,123
13,165 3,256 8,291 18,627 5,236
2,345,736 1,186,718 1,888,979 4,389,334 808,930
— (20,056) — — (24,201)
(182,513) (11,935) — — (31,202)
2,163,223 1,154,727 1,888,979 4,389,334 753,527
9,515,706 2,453,665 1,229,025 6,256,909 1,066,459
27,145,297 58,380,822 22,786,453 28,960,848 2,326,069
596,955 494,958 81,712 295,636 (72,804)
(917) — — — —
41,140 — — — —
27,782,475 58,875,780 22,868,165 29,256,484 2,253,265
46,886,409 (3,108,227) 62,273,209 64,529,388 27,493,669
(104,941) 43,347 233,556 541,977 92,299
339,535 — — — —
47,121,003 (3,064,880) 62,506,765 65,071,365 27,585,968
74,903,478 55,810,900 85,374,930 94,327,849 29,839,233
$ 84,419,184 $ 58,264,565 $ 86,603,955 $ 100,584,758 $ 30,905,692

The accompanying notes are an integral part of these financial statements.
102 - Statements of Changes in Net Assets - April 30, 2026 (Unaudited) - Index Funds
Nationwide Bond Index Fund
Six Months Ended
April 30, 2026
(Unaudited)
Year Ended
October 31, 2025
OPERATIONS:
Net investment income $ 3,838,451 $ 8,217,728
Net realized gains (losses) (1,315,203) (4,213,469)
Net change in unrealized appreciation/depreciation (1,904,767) 9,577,847
Change in net assets resulting from operations 618,481 13,582,106
Distributions to Shareholders From:
Distributable earnings:
Class A (3,469,622) (7,413,680)
Class R — —
Class R6 (349,613) (749,587)
Institutional Service Class (93,211) (181,692)
Change in net assets from shareholder distributions (3,912,446) (8,344,959)
Change in net assets from capital transactions (15,411,535) (13,096,076)
Change in net assets (18,705,500) (7,858,929)
Net Assets:
Beginning of period 253,184,887 261,043,816
End of period $ 234,479,387 $ 253,184,887
CAPITAL TRANSACTIONS:
Class A Shares
Proceeds from shares issued $ 18,029,631 $ 53,943,070
Dividends reinvested 2,825,205 6,159,769
Cost of shares redeemed (39,698,048) (68,974,231)
Total Class A Shares (18,843,212) (8,871,392)
Class R Shares
Proceeds from shares issued — —
Dividends reinvested — —
Cost of shares redeemed — —
Total Class R Shares — —
Class R6 Shares
Proceeds from shares issued 11,588,555 13,263,367
Dividends reinvested 348,659 748,035
Cost of shares redeemed (8,504,309) (18,595,864)
Total Class R6 Shares 3,432,905 (4,584,462)
Institutional Service Class Shares
Proceeds from shares issued 911,047 1,146,474
Dividends reinvested 93,199 181,692
Cost of shares redeemed (1,005,474) (968,388)
Total Institutional Service Class Shares (1,228) 359,778
Change in net assets from capital transactions $ (15,411,535) $ (13,096,076)

Index Funds - April 30, 2026 (Unaudited) - Statements of Changes in Net Assets - 103
Nationwide International Index Fund Nationwide Mid Cap Market Index Fund
Six Months Ended
April 30, 2026
(Unaudited)
Year Ended
October 31, 2025
Six Months Ended
April 30, 2026
(Unaudited)
Year Ended
October 31, 2025
$ 9,515,706 $ 20,828,185 $ 2,453,665 $ 5,752,568
27,782,475 105,663,761 58,875,780 59,070,835
47,121,003 37,578,060 (3,064,880) (35,156,674)
84,419,184 164,070,006 58,264,565 29,666,729
(20,227,279) (12,468,914) (24,279,763) (23,998,415)
(2,152,395) (980,372) (2,112,451) (2,103,784)
(22,740,501) (15,245,529) (27,456,991) (32,981,097)
(1,406,237) (977,420) (1,787,472) (1,722,105)
(46,526,412) (29,672,235) (55,636,677) (60,805,401)
(14,147,026) (307,443,271) (51,470,799) (51,555,506)
23,745,746 (173,045,500) (48,842,911) (82,694,178)
830,885,762 1,003,931,262 524,749,763 607,443,941
$ 854,631,508 $ 830,885,762 $ 475,906,852 $ 524,749,763
$ 24,203,064 $ 65,358,382 $ 12,250,852 $ 19,812,612
19,594,985 12,080,308 23,366,387 23,041,036
(63,764,365) (126,794,918) (29,591,620) (48,612,578)
(19,966,316) (49,356,228) 6,025,619 (5,758,930)
8,032,520 8,941,385 2,162,290 2,760,065
2,152,395 980,372 2,076,719 2,072,725
(3,892,712) (6,553,229) (2,522,701) (5,358,532)
6,292,203 3,368,528 1,716,308 (525,742)
52,351,763 80,163,650 12,520,086 38,003,515
22,713,480 15,229,871 26,784,582 32,385,397
(76,276,048) (348,189,476) (100,099,668) (115,464,798)
(1,210,805) (252,795,955) (60,795,000) (45,075,886)
3,487,584 6,616,813 1,440,811 1,054,991
1,398,381 967,890 1,787,472 1,722,105
(4,148,073) (16,244,319) (1,646,009) (2,972,044)
737,892 (8,659,616) 1,582,274 (194,948)
$ (14,147,026) $ (307,443,271) $ (51,470,799) $ (51,555,506)

The accompanying notes are an integral part of these financial statements.
104 - Statements of Changes in Net Assets - April 30, 2026 (Unaudited) - Index Funds
Nationwide Bond Index Fund
Six Months Ended
April 30, 2026
(Unaudited)
Year Ended
October 31, 2025
SHARE TRANSACTIONS:
Class A Shares
Issued 1,841,660 5,626,941
Reinvested 289,691 639,677
Redeemed (4,070,706) (7,194,450)
Total Class A Shares (1,939,355) (927,832)
Class R Shares
Issued — —
Reinvested — —
Redeemed — —
Total Class R Shares — —
Class R6 Shares
Issued 1,194,864 1,381,899
Reinvested 35,807 77,829
Redeemed (866,910) (1,943,042)
Total Class R6 Shares 363,761 (483,314)
Institutional Service Class Shares
Issued 93,560 119,842
Reinvested 9,577 18,900
Redeemed (103,552) (100,828)
Total Institutional Service Class Shares (415) 37,914
Total change in shares (1,576,009) (1,373,232)

Index Funds - April 30, 2026 (Unaudited) - Statements of Changes in Net Assets - 105
Nationwide International Index Fund Nationwide Mid Cap Market Index Fund
Six Months Ended
April 30, 2026
(Unaudited)
Year Ended
October 31, 2025
Six Months Ended
April 30, 2026
(Unaudited)
Year Ended
October 31, 2025
2,240,880 6,820,528 767,160 1,222,018
1,907,983 1,341,508 1,548,309 1,459,373
(5,815,392) (13,301,662) (1,834,048) (2,994,658)
(1,666,529) (5,139,626) 481,421 (313,267)
750,951 928,756 139,025 175,730
210,195 109,009 142,632 135,332
(360,833) (692,318) (162,282) (345,108)
600,313 345,447 119,375 (34,046)
4,860,250 8,526,242 753,232 2,268,119
2,194,539 1,665,040 1,710,079 1,984,920
(6,983,117) (37,910,712) (6,040,352) (6,917,514)
71,672 (27,719,430) (3,577,041) (2,664,475)
324,810 696,628 87,845 63,265
135,371 108,011 114,125 105,536
(377,686) (1,742,042) (99,401) (178,924)
82,495 (937,403) 102,569 (10,123)
(912,049) (33,451,012) (2,873,676) (3,021,911)

The accompanying notes are an integral part of these financial statements.
106 - Statements of Changes in Net Assets - April 30, 2026 (Unaudited) - Index Funds
Nationwide NYSE Arca Tech 100 Index Fund
Six Months Ended
April 30, 2026
(Unaudited)
Year Ended
October 31, 2025
OPERATIONS:
Net investment income $ 1,229,025 $ 2,648,084
Net realized gains 22,868,165 27,120,027
Net change in unrealized appreciation/depreciation 62,506,765 114,382,027
Change in net assets resulting from operations 86,603,955 144,150,138
Distributions to Shareholders From:
Distributable earnings:
Class A (17,718,115) (101,641,666)
Class R — —
Class R6 (1,127,777) (7,409,884)
Institutional Service Class (8,738,143) (52,570,293)
Service Class — —
Change in net assets from shareholder distributions (27,584,035) (161,621,843)
Change in net assets from capital transactions (14,286,320) 58,766,271
Change in net assets 44,733,600 41,294,566
Net Assets:
Beginning of period 712,897,010 671,602,444
End of period $ 757,630,610 $ 712,897,010
CAPITAL TRANSACTIONS:
Class A Shares
Proceeds from shares issued $ 15,595,830 $ 21,763,739
Dividends reinvested 17,212,603 98,714,097
Cost of shares redeemed (32,024,343) (75,619,966)
Total Class A Shares 784,090 44,857,870
Class R Shares
Proceeds from shares issued — —
Dividends reinvested — —
Cost of shares redeemed — —
Total Class R Shares — —
Class R6 Shares
Proceeds from shares issued 4,900,965 4,007,355
Dividends reinvested 1,127,777 7,409,884
Cost of shares redeemed (4,188,790) (12,678,823)
Total Class R6 Shares 1,839,952 (1,261,584)
Institutional Service Class Shares
Proceeds from shares issued 14,406,888 31,555,808
Dividends reinvested 8,408,598 50,570,185
Cost of shares redeemed (39,725,848) (66,956,008)
Total Institutional Service Class Shares (16,910,362) 15,169,985
Service Class Shares
Proceeds from shares issued — —
Dividends reinvested — —
Cost of shares redeemed — —
Total Service Class Shares — —
Change in net assets from capital transactions $ (14,286,320) $ 58,766,271

Index Funds - April 30, 2026 (Unaudited) - Statements of Changes in Net Assets - 107
Nationwide S&P 500 Index Fund Nationwide Small Cap Index Fund
Six Months Ended
April 30, 2026
(Unaudited)
Year Ended
October 31, 2025
Six Months Ended
April 30, 2026
(Unaudited)
Year Ended
October 31, 2025
$ 6,256,909 $ 12,996,563 $ 1,066,459 $ 1,631,775
29,256,484 70,706,292 2,253,265 5,185,626
65,071,365 229,452,639 27,585,968 23,889,560
100,584,758 313,155,494 30,905,692 30,706,961
(9,682,015) (5,029,553) (3,408,478) (6,717,577)
(12,418,841) (5,132,693) (616,688) (1,182,352)
(12,194,662) (6,848,252) (1,170,995) (2,451,783)
(30,670,547) (15,781,208) (209,505) (345,191)
(12,920,169) (6,899,358) — —
(77,886,234) (39,691,064) (5,405,666) (10,696,903)
73,771,515 (90,751,613) (4,755,458) (17,226,264)
96,470,039 182,712,817 20,744,568 2,783,794
1,770,184,284 1,587,471,467 241,515,662 238,731,868
$ 1,866,654,323 $ 1,770,184,284 $ 262,260,230 $ 241,515,662
$ 14,651,473 $ 22,256,801 $ 10,968,055 $ 21,979,195
9,072,740 4,618,041 3,352,196 6,570,905
(27,862,008) (43,255,501) (22,075,002) (34,106,544)
(4,137,795) (16,380,659) (7,754,751) (5,556,444)
28,595,977 58,158,135 3,957,288 5,386,663
12,418,841 5,132,693 616,688 1,182,352
(19,430,996) (53,869,826) (3,168,820) (6,880,693)
21,583,822 9,421,002 1,405,156 (311,678)
22,018,622 66,821,257 9,457,684 10,467,590
11,760,010 6,593,089 1,138,561 2,395,694
(45,693,831) (98,488,029) (9,160,719) (25,122,314)
(11,915,199) (25,073,683) 1,435,526 (12,259,030)
118,859,755 66,019,094 979,768 1,584,117
30,616,443 15,760,755 209,505 345,191
(83,152,299) (103,129,346) (1,030,662) (1,028,420)
66,323,899 (21,349,497) 158,611 900,888
14,497,215 28,949,891 — —
12,920,169 6,899,358 — —
(25,500,596) (73,218,025) — —
1,916,788 (37,368,776) — —
$ 73,771,515 $ (90,751,613) $ (4,755,458) $ (17,226,264)

The accompanying notes are an integral part of these financial statements.
108 - Statements of Changes in Net Assets - April 30, 2026 (Unaudited) - Index Funds
Nationwide NYSE Arca Tech 100 Index Fund
Six Months Ended
April 30, 2026
(Unaudited)
Year Ended
October 31, 2025
SHARE TRANSACTIONS:
Class A Shares
Issued 126,359 198,697
Reinvested 149,110 972,155
Redeemed (263,046) (702,548)
Total Class A Shares 12,423 468,304
Class R Shares
Issued — —
Reinvested — —
Redeemed — —
Total Class R Shares — —
Class R6 Shares
Issued 39,140 37,455
Reinvested 9,582 71,694
Redeemed (34,001) (118,449)
Total Class R6 Shares 14,721 (9,300)
Institutional Service Class Shares
Issued 115,896 286,922
Reinvested 71,401 488,719
Redeemed (321,887) (617,951)
Total Institutional Service Class Shares (134,590) 157,690
Service Class Shares
Issued — —
Reinvested — —
Redeemed — —
Total Service Class Shares — —
Total change in shares (107,446) 616,694

Index Funds - April 30, 2026 (Unaudited) - Statements of Changes in Net Assets - 109
Nationwide S&P 500 Index Fund Nationwide Small Cap Index Fund
Six Months Ended
April 30, 2026
(Unaudited)
Year Ended
October 31, 2025
Six Months Ended
April 30, 2026
(Unaudited)
Year Ended
October 31, 2025
475,120 791,937 815,161 1,852,460
301,027 168,251 258,511 564,301
(919,212) (1,523,890) (1,662,618) (2,872,036)
(143,065) (563,702) (588,946) (455,275)
933,189 2,090,386 303,075 475,568
414,930 188,655 48,982 104,293
(640,030) (1,920,341) (240,833) (609,653)
708,089 358,700 111,224 (29,792)
714,089 2,314,678 673,197 843,659
385,617 236,984 84,514 198,199
(1,455,619) (3,454,205) (660,186) (1,966,505)
(355,913) (902,543) 97,525 (924,647)
3,843,599 2,302,804 70,939 129,959
1,007,076 568,850 15,559 28,584
(2,684,449) (3,586,733) (76,202) (82,858)
2,166,226 (715,079) 10,296 75,685
470,382 1,044,705 — —
427,978 251,178 — —
(828,096) (2,612,329) — —
70,264 (1,316,446) — —
2,445,601 (3,139,070) (369,901) (1,334,029)

110 - Financial Highlights - April 30, 2026 (Unaudited) - Index Funds
The accompanying notes are an integral part of these financial statements.
Nationwide Bond Index Fund
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(d)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
Ratio of
Expenses (Prior
to Reimburse-
ments) to
Average Net
Assets(d)(e)
Portfolio
Turnover(c)(f)
Class A Shares
4/30/2026 (Unaudited) $ 9.79 $ 0.15 $ (0.13) $ 0.02 $ (0.16) $ — $ (0.16) $ 9.65 0.17% $ 205,402 0.64% 3.20% 0.74% 28.89%
10/31/2025 9.58 0.30 0.22 0.52 (0.31) — (0.31) 9.79 5.51% 227,253 0.64% 3.16% 0.74% 78.72%
10/31/2024 9.00 0.28 0.59 0.87 (0.29) — (0.29) 9.58 9.69% 231,394 0.64% 2.97% 0.72% 87.24%
10/31/2023 9.26 0.24 (0.25) (0.01) (0.25) — (0.25) 9.00 (0.24)% 237,236 0.64% 2.55% 0.73% 83.82%
10/31/2022 11.43 0.18 (1.99) (1.81) (0.19) (0.17) (0.36) 9.26 (16.18)% 210,652 0.65% 1.70% 0.71% 66.27%
10/31/2021 11.74 0.15 (0.28) (0.13) (0.18) — (0.18) 11.43 (1.10)% 272,757 0.67% 1.29% 0.69% 151.19%
Class R6 Shares
4/30/2026 (Unaudited) 9.77 0.17 (0.12) 0.05 (0.18) — (0.18) 9.64 0.49% 23,556 0.22% 3.62% 0.32% 28.89%
10/31/2025 9.57 0.34 0.21 0.55 (0.35) — (0.35) 9.77 5.85% 20,330 0.22% 3.58% 0.32% 78.72%
10/31/2024 8.98 0.32 0.60 0.92 (0.33) — (0.33) 9.57 10.29% 24,528 0.22% 3.39% 0.30% 87.24%
10/31/2023 9.24 0.28 (0.25) 0.03 (0.29) — (0.29) 8.98 0.18% 18,767 0.22% 2.97% 0.31% 83.82%
10/31/2022 11.41 0.21 (1.97) (1.76) (0.24) (0.17) (0.41) 9.24 (15.84)% 16,807 0.24% 1.92% 0.28% 66.27%
10/31/2021 11.72 0.20 (0.28) (0.08) (0.23) — (0.23) 11.41 (0.68)% 270,659 0.24% 1.71% 0.26% 151.19%
Institutional Service Class Shares
4/30/2026 (Unaudited) 9.77 0.16 (0.13) 0.03 (0.17) — (0.17) 9.63 0.26% 5,521 0.47% 3.37% 0.57% 28.89%
10/31/2025 9.56 0.32 0.21 0.53 (0.32) — (0.32) 9.77 5.70% 5,602 0.47% 3.34% 0.57% 78.72%
10/31/2024 8.98 0.30 0.58 0.88 (0.30) — (0.30) 9.56 9.90% 5,122 0.47% 3.14% 0.55% 87.24%
10/31/2023 9.24 0.26 (0.26) — (0.26) — (0.26) 8.98 (0.07)% 5,808 0.47% 2.69% 0.56% 83.82%
10/31/2022 11.41 0.19 (1.98) (1.79) (0.21) (0.17) (0.38) 9.24 (16.07)% 8,036 0.48% 1.88% 0.54% 66.27%
10/31/2021 11.71 0.17 (0.27) (0.10) (0.20) — (0.20) 11.41 (0.85)% 9,411 0.50% 1.46% 0.52% 151.19%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Excludes sales charge.
(c) Not annualized for periods less than one year.
(d) Annualized for periods less than one year.
(e) During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.

Index Funds - April 30, 2026 (Unaudited) - Financial Highlights - 111
The accompanying notes are an integral part of these financial statements.
Nationwide International Index Fund
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(d)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
Ratio of
Expenses (Prior
to Reimburse-
ments) to
Average Net
Assets(d)(e)
Portfolio
Turnover(c)(f)
Class A Shares
4/30/2026 (Unaudited) $ 10.65 $ 0.11 $ 0.93 $ 1.04 $ (0.26) $ (0.35) $ (0.61) $ 11.08 10.23% $ 362,346 0.70% 2.07% 0.74% 3.50%
10/31/2025 8.99 0.23 1.75 1.98 (0.32) — (0.32) 10.65 22.75% 366,135 0.72% 2.37% 0.77% 12.88%
10/31/2024 7.64 0.20 1.41 1.61 (0.26) — (0.26) 8.99 21.27% 355,220 0.69% 2.22% 0.73% 11.49%
10/31/2023 6.79 0.20 0.80 1.00 (0.15) — (0.15) 7.64 14.53% 264,077 0.69% 2.50% 0.74% 17.64%
10/31/2022 9.28 0.19 (2.29) (2.10) (0.39) — (0.39) 6.79 (23.43)% 241,567 0.70% 2.33% 0.73% 10.02%
10/31/2021 7.09 0.20 2.14 2.34 (0.15) — (0.15) 9.28 33.21% 317,180 0.73% 2.24% 0.73% 25.24%
Class R Shares
4/30/2026 (Unaudited) 10.62 0.10 0.92 1.02 (0.26) (0.35) (0.61) 11.03 9.97% 46,271 1.04% 1.83% 1.09% 3.50%
10/31/2025 8.97 0.19 1.75 1.94 (0.29) — (0.29) 10.62 22.30% 38,160 1.07% 2.02% 1.12% 12.88%
10/31/2024 7.63 0.17 1.40 1.57 (0.23) — (0.23) 8.97 20.74% 29,123 1.04% 1.87% 1.08% 11.49%
10/31/2023 6.77 0.17 0.80 0.97 (0.11) — (0.11) 7.63 14.24% 24,843 1.04% 2.09% 1.09% 17.64%
10/31/2022 9.25 0.16 (2.28) (2.12) (0.36) — (0.36) 6.77 (23.65)% 21,788 1.05% 2.02% 1.08% 10.02%
10/31/2021 7.06 0.16 2.15 2.31 (0.12) — (0.12) 9.25 32.88% 29,219 1.04% 1.80% 1.04% 25.24%
Class R6 Shares
4/30/2026 (Unaudited) 10.74 0.13 0.95 1.08 (0.28) (0.35) (0.63) 11.19 10.46% 419,504 0.30% 2.48% 0.34% 3.50%
10/31/2025 9.06 0.26 1.78 2.04 (0.36) — (0.36) 10.74 23.29% 402,004 0.32% 2.74% 0.37% 12.88%
10/31/2024 7.70 0.23 1.43 1.66 (0.30) — (0.30) 9.06 21.70% 590,363 0.29% 2.61% 0.33% 11.49%
10/31/2023 6.85 0.23 0.80 1.03 (0.18) — (0.18) 7.70 14.95% 587,158 0.29% 2.85% 0.34% 17.64%
10/31/2022 9.35 0.22 (2.30) (2.08) (0.42) — (0.42) 6.85 (23.03)% 608,244 0.29% 2.70% 0.33% 10.02%
10/31/2021 7.14 0.22 2.17 2.39 (0.18) — (0.18) 9.35 33.69% 947,553 0.31% 2.51% 0.31% 25.24%
Institutional Service Class Shares
4/30/2026 (Unaudited) 10.72 0.12 0.94 1.06 (0.27) (0.35) (0.62) 11.16 10.31% 26,510 0.55% 2.26% 0.59% 3.50%
10/31/2025 9.05 0.22 1.79 2.01 (0.34) — (0.34) 10.72 22.88% 24,587 0.57% 2.30% 0.62% 12.88%
10/31/2024 7.69 0.21 1.43 1.64 (0.28) — (0.28) 9.05 21.43% 29,224 0.54% 2.36% 0.58% 11.49%
10/31/2023 6.83 0.23 0.79 1.02 (0.16) — (0.16) 7.69 14.81% 22,675 0.54% 2.84% 0.59% 17.64%
10/31/2022 9.33 0.20 (2.30) (2.10) (0.40) — (0.40) 6.83 (23.29)% 12,868 0.54% 2.51% 0.57% 10.02%
10/31/2021 7.13 0.22 2.15 2.37 (0.17) — (0.17) 9.33 33.38% 17,944 0.53% 2.43% 0.53% 25.24%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Excludes sales charge.
(c) Not annualized for periods less than one year.
(d) Annualized for periods less than one year.
(e) During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.

112 - Financial Highlights - April 30, 2026 (Unaudited) - Index Funds
The accompanying notes are an integral part of these financial statements.
Nationwide Mid Cap Market Index Fund
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(d)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
Ratio of
Expenses (Prior
to Reimburse-
ments) to
Average Net
Assets(d)(e)
Portfolio
Turnover(c)(f)
Class A Shares
4/30/2026 (Unaudited) $ 16.57 $ 0.07 $ 1.82 $ 1.89 $ (0.08) $ (1.82) $ (1.90) $ 16.56 12.57% $ 224,305 0.66% 0.84% 0.67% 7.53%
10/31/2025 17.49 0.14 0.76 0.90 (0.13) (1.69) (1.82) 16.57 5.71% 216,359 0.67% 0.84% 0.68% 15.69%
10/31/2024 14.17 0.15 4.25 4.40 (0.17) (0.91) (1.08) 17.49 32.07% 233,953 0.67% 0.89% 0.68% 17.74%
10/31/2023 15.79 0.14 (0.38) (0.24) (0.15) (1.23) (1.38) 14.17 (1.72)% 189,187 0.68% 0.92% 0.69% 19.08%
10/31/2022 20.33 0.14 (2.35) (2.21) (0.15) (2.18) (2.33) 15.79 (12.10)% 230,144 0.68% 0.84% 0.69% 15.40%
10/31/2021 14.17 0.12 6.57 6.69 (0.12) (0.41) (0.53) 20.33 47.93% 285,112 0.68% 0.64% 0.69% 15.98%
Class R Shares
4/30/2026 (Unaudited) 16.04 0.04 1.78 1.82 (0.06) (1.82) (1.88) 15.98 12.48% 20,095 1.01% 0.48% 1.03% 7.53%
10/31/2025 17.02 0.08 0.73 0.81 (0.10) (1.69) (1.79) 16.04 5.27% 18,266 1.02% 0.49% 1.03% 15.69%
10/31/2024 13.82 0.09 4.15 4.24 (0.13) (0.91) (1.04) 17.02 31.67% 19,956 1.00% 0.56% 1.01% 17.74%
10/31/2023 15.44 0.09 (0.37) (0.28) (0.11) (1.23) (1.34) 13.82 (2.08)% 15,834 1.01% 0.60% 1.02% 19.08%
10/31/2022 19.94 0.09 (2.29) (2.20) (0.12) (2.18) (2.30) 15.44 (12.32)% 18,210 0.97% 0.55% 0.98% 15.40%
10/31/2021 13.91 0.07 6.45 6.52 (0.08) (0.41) (0.49) 19.94 47.59% 20,005 0.93% 0.40% 0.94% 15.98%
Class R6 Shares
4/30/2026 (Unaudited) 17.13 0.10 1.91 2.01 (0.12) (1.82) (1.94) 17.20 12.85% 213,735 0.27% 1.26% 0.28% 7.53%
10/31/2025 18.03 0.21 0.78 0.99 (0.20) (1.69) (1.89) 17.13 6.07% 274,180 0.27% 1.25% 0.28% 15.69%
10/31/2024 14.57 0.22 4.39 4.61 (0.24) (0.91) (1.15) 18.03 32.69% 336,573 0.25% 1.31% 0.26% 17.74%
10/31/2023 16.20 0.21 (0.39) (0.18) (0.22) (1.23) (1.45) 14.57 (1.32)% 353,176 0.26% 1.34% 0.27% 19.08%
10/31/2022 20.79 0.22 (2.41) (2.19) (0.22) (2.18) (2.40) 16.20 (11.73)% 397,089 0.26% 1.26% 0.27% 15.40%
10/31/2021 14.48 0.20 6.71 6.91 (0.19) (0.41) (0.60) 20.79 48.53% 516,702 0.26% 1.07% 0.27% 15.98%
Institutional Service Class Shares
4/30/2026 (Unaudited) 17.13 0.08 1.90 1.98 (0.10) (1.82) (1.92) 17.19 12.66% 17,772 0.50% 1.00% 0.51% 7.53%
10/31/2025 18.02 0.17 0.79 0.96 (0.16) (1.69) (1.85) 17.13 5.88% 15,945 0.50% 1.01% 0.51% 15.69%
10/31/2024 14.57 0.18 4.38 4.56 (0.20) (0.91) (1.11) 18.02 32.31% 16,961 0.48% 1.08% 0.49% 17.74%
10/31/2023 16.20 0.17 (0.39) (0.22) (0.18) (1.23) (1.41) 14.57 (1.55)% 13,952 0.49% 1.11% 0.50% 19.08%
10/31/2022 20.79 0.18 (2.41) (2.23) (0.18) (2.18) (2.36) 16.20 (11.93)% 15,351 0.48% 1.04% 0.49% 15.40%
10/31/2021 14.47 0.16 6.72 6.88 (0.15) (0.41) (0.56) 20.79 48.32% 19,388 0.48% 0.83% 0.49% 15.98%
(a) Per share calculations were performed using average shares method.
(b) Excludes sales charge.
(c) Not annualized for periods less than one year.
(d) Annualized for periods less than one year.
(e) During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.

Index Funds - April 30, 2026 (Unaudited) - Financial Highlights - 113
The accompanying notes are an integral part of these financial statements.
c
Nationwide NYSE Arca Tech 100 Index Fund
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(d)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
Ratio of
Expenses (Prior
to Reimburse-
ments) to
Average Net
Assets(d)
Portfolio
Turnover(c)(e)
Class A Shares
4/30/2026 (Unaudited) $ 123.00 $ 0.17 $ 14.87 $ 15.04 $ (0.19) $ (4.62) $ (4.81) $ 133.23 12.84% $ 497,743 0.62% 0.28% 0.62% 4.22%
10/31/2025 129.94 0.35 24.32 24.67 (0.38) (31.23) (31.61) 123.00 24.19% 458,024 0.64% 0.32% 0.64% 0.31%
10/31/2024 99.09 0.50 37.06 37.56 (0.50) (6.21) (6.71) 129.94 39.16% 423,011 0.64% 0.41% 0.64% 22.71%
10/31/2023 101.84 0.54 12.44 12.98 (0.69) (15.04) (15.73) 99.09 14.30% 296,727 0.66% 0.54% 0.66% 2.54%
10/31/2022 139.18 0.65 (26.12) (25.47) (0.59) (11.28) (11.87) 101.84 (20.08)% 281,015 0.65% 0.56% 0.65% 4.64%
10/31/2021 104.27 0.43 40.06 40.49 (0.37) (5.21) (5.58) 139.18 39.93% 400,884 0.63% 0.33% 0.63% 5.39%
Class R6 Shares
4/30/2026 (Unaudited) 125.16 0.37 15.13 15.50 (0.46) (4.62) (5.08) 135.58 13.01% 32,232 0.29% 0.61% 0.29% 4.22%
10/31/2025 131.75 0.73 24.73 25.46 (0.82) (31.23) (32.05) 125.16 24.61% 27,912 0.30% 0.65% 0.30% 0.31%
10/31/2024 100.34 0.93 37.56 38.49 (0.87) (6.21) (7.08) 131.75 39.64% 30,607 0.30% 0.75% 0.30% 22.71%
10/31/2023 102.98 0.90 12.59 13.49 (1.09) (15.04) (16.13) 100.34 14.70% 24,865 0.32% 0.88% 0.32% 2.54%
10/31/2022 140.71 1.04 (26.41) (25.37) (1.08) (11.28) (12.36) 102.98 (19.81)% 23,631 0.31% 0.90% 0.31% 4.64%
10/31/2021 105.36 0.86 40.49 41.35 (0.79) (5.21) (6.00) 140.71 40.39% 26,005 0.30% 0.67% 0.30% 5.39%
Institutional Service Class Shares
4/30/2026 (Unaudited) 125.32 0.30 15.14 15.44 (0.35) (4.62) (4.97) 135.79 12.94% 227,656 0.42% 0.48% 0.42% 4.22%
10/31/2025 131.84 0.59 24.76 25.35 (0.64) (31.23) (31.87) 125.32 24.45% 226,960 0.43% 0.53% 0.43% 0.31%
10/31/2024 100.43 0.77 37.58 38.35 (0.73) (6.21) (6.94) 131.84 39.45% 217,984 0.43% 0.62% 0.43% 22.71%
10/31/2023 103.04 0.78 12.61 13.39 (0.96) (15.04) (16.00) 100.43 14.58% 194,951 0.43% 0.77% 0.43% 2.54%
10/31/2022 140.75 0.92 (26.45) (25.53) (0.90) (11.28) (12.18) 103.04 (19.91)% 177,791 0.43% 0.79% 0.43% 4.64%
10/31/2021 105.39 0.71 40.51 41.22 (0.65) (5.21) (5.86) 140.75 40.23% 286,140 0.42% 0.55% 0.42% 5.39%
(a) Per share calculations were performed using average shares method.
(b) Excludes sales charge.
(c) Not annualized for periods less than one year.
(d) Annualized for periods less than one year.
(e) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.

114 - Financial Highlights - April 30, 2026 (Unaudited) - Index Funds
The accompanying notes are an integral part of these financial statements.
Nationwide S&P 500 Index Fund
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(d)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
Ratio of
Expenses (Prior
to Reimburse-
ments) to
Average Net
Assets(d)
Portfolio
Turnover(c)(e)
Class A Shares
4/30/2026 (Unaudited) $ 31.82 $ 0.10 $ 1.63 $ 1.73 $ (0.11) $ (1.31) $ (1.42) $ 32.13 5.76% $ 216,183 0.57% 0.66% 0.57% 5.64%
10/31/2025 27.00 0.21 5.29 5.50 (0.21) (0.47) (0.68) 31.82 20.77% 218,642 0.57% 0.74% 0.57% 3.39%
10/31/2024 19.88 0.21 7.15 7.36 (0.21) (0.03) (0.24) 27.00 37.21% 200,760 0.60% 0.86% 0.60% 3.07%
10/31/2023 18.45 0.22 1.51 1.73 (0.22) (0.08) (0.30) 19.88 9.45% 120,533 0.57% 1.11% 0.57% 5.76%
10/31/2022 22.85 0.19 (3.47) (3.28) (0.18) (0.94) (1.12) 18.45 (15.06)% 114,245 0.58% 0.95% 0.58% 4.17%
10/31/2021 16.22 0.18 6.62 6.80 (0.17) — (0.17) 22.85 42.09%(f) 145,028 0.60% 0.88% 0.60% 5.58%
Class R Shares
4/30/2026 (Unaudited) 31.59 0.05 1.62 1.67 (0.07) (1.31) (1.38) 31.88 5.56% 306,640 0.91% 0.32% 0.91% 5.64%
10/31/2025 26.82 0.11 5.25 5.36 (0.12) (0.47) (0.59) 31.59 20.36% 281,431 0.92% 0.39% 0.92% 3.39%
10/31/2024 19.75 0.13 7.11 7.24 (0.14) (0.03) (0.17) 26.82 36.75% 229,334 0.93% 0.53% 0.93% 3.07%
10/31/2023 18.33 0.15 1.50 1.65 (0.15) (0.08) (0.23) 19.75 9.07% 154,993 0.93% 0.75% 0.93% 5.76%
10/31/2022 22.72 0.12 (3.45) (3.33) (0.12) (0.94) (1.06) 18.33 (15.38)% 130,082 0.94% 0.59% 0.94% 4.17%
10/31/2021 16.14 0.11 6.59 6.70 (0.12) — (0.12) 22.72 41.62% 129,054 0.94% 0.55% 0.94% 5.58%
Class R6 Shares
4/30/2026 (Unaudited) 32.21 0.16 1.65 1.81 (0.17) (1.31) (1.48) 32.54 5.96% 269,472 0.18% 1.05% 0.18% 5.64%
10/31/2025 27.33 0.32 5.35 5.67 (0.32) (0.47) (0.79) 32.21 21.22% 278,191 0.18% 1.13% 0.18% 3.39%
10/31/2024 20.12 0.32 7.23 7.55 (0.31) (0.03) (0.34) 27.33 37.75% 260,678 0.18% 1.29% 0.18% 3.07%
10/31/2023 18.66 0.30 1.54 1.84 (0.30) (0.08) (0.38) 20.12 9.92% 205,594 0.18% 1.52% 0.18% 5.76%
10/31/2022 23.10 0.27 (3.50) (3.23) (0.27) (0.94) (1.21) 18.66 (14.74)% 218,922 0.19% 1.34% 0.19% 4.17%
10/31/2021 16.39 0.26 6.70 6.96 (0.25) — (0.25) 23.10 42.72% 261,107 0.19% 1.28% 0.19% 5.58%
Institutional Service Class Shares
4/30/2026 (Unaudited) 32.09 0.12 1.66 1.78 (0.14) (1.31) (1.45) 32.42 5.85% 779,710 0.43% 0.80% 0.43% 5.64%
10/31/2025 27.23 0.25 5.33 5.58 (0.25) (0.47) (0.72) 32.09 20.92% 702,380 0.43% 0.88% 0.43% 3.39%
10/31/2024 20.05 0.26 7.20 7.46 (0.25) (0.03) (0.28) 27.23 37.40% 615,413 0.43% 1.04% 0.43% 3.07%
10/31/2023 18.59 0.25 1.54 1.79 (0.25) (0.08) (0.33) 20.05 9.69% 454,045 0.43% 1.24% 0.43% 5.76%
10/31/2022 23.03 0.22 (3.51) (3.29) (0.21) (0.94) (1.15) 18.59 (15.00)% 378,475 0.44% 1.09% 0.44% 4.17%
10/31/2021 16.34 0.21 6.68 6.89 (0.20) — (0.20) 23.03 42.37% 448,834 0.44% 1.03% 0.44% 5.58%
Service Class Shares
4/30/2026 (Unaudited) 31.86 0.10 1.65 1.75 (0.12) (1.31) (1.43) 32.18 5.78% 294,650 0.56% 0.67% 0.56% 5.64%
10/31/2025 27.04 0.21 5.29 5.50 (0.21) (0.47) (0.68) 31.86 20.73% 289,540 0.58% 0.74% 0.58% 3.39%
10/31/2024 19.91 0.22 7.16 7.38 (0.22) (0.03) (0.25) 27.04 37.21% 281,287 0.58% 0.89% 0.58% 3.07%
10/31/2023 18.47 0.22 1.52 1.74 (0.22) (0.08) (0.30) 19.91 9.47% 221,528 0.58% 1.11% 0.58% 5.76%
10/31/2022 22.88 0.19 (3.48) (3.29) (0.18) (0.94) (1.12) 18.47 (15.09)% 225,636 0.59% 0.94% 0.59% 4.17%
10/31/2021 16.23 0.18 6.64 6.82 (0.17) — (0.17) 22.88 42.20%(f) 280,550 0.59% 0.88% 0.59% 5.58%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Excludes sales charge.
(c) Not annualized for periods less than one year.
(d) Annualized for periods less than one year.
(e) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(f) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

Index Funds - April 30, 2026 (Unaudited) - Financial Highlights - 115
The accompanying notes are an integral part of these financial statements.
Nationwide Small Cap Index Fund
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(d)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
Ratio of
Expenses (Prior
to Reimburse-
ments) to
Average Net
Assets(d)(e)
Portfolio
Turnover(c)(f)
Class A Shares
4/30/2026 (Unaudited) $ 13.08 $ 0.06 $ 1.66 $ 1.72 $ (0.03) $ (0.27) $ (0.30) $ 14.50 13.40% $ 162,308 0.67% 0.83% 0.72% 4.87%
10/31/2025 12.05 0.08 1.51 1.59 (0.14) (0.42) (0.56) 13.08 13.74% 154,179 0.67% 0.65% 0.72% 14.57%
10/31/2024 9.13 0.10 2.94 3.04 (0.11) (0.01) (0.12) 12.05 33.32% 147,444 0.68% 0.90% 0.72% 15.50%
10/31/2023 10.21 0.11 (1.02) (0.91) (0.10) (0.07) (0.17) 9.13 (9.05)% 117,119 0.68% 1.04% 0.74% 15.43%
10/31/2022 13.51 0.08 (2.51) (2.43) (0.08) (0.79) (0.87) 10.21 (18.96)% 136,871 0.68% 0.77% 0.77% 17.43%
10/31/2021 9.06 0.04 4.46 4.50 (0.05) — (0.05) 13.51 49.71% 173,269 0.70% 0.35% 0.74% 19.96%
Class R Shares
4/30/2026 (Unaudited) 12.70 0.03 1.61 1.64 — (0.27) (0.27) 14.07 13.19% 33,137 1.01% 0.49% 1.06% 4.87%
10/31/2025 11.72 0.04 1.47 1.51 (0.11) (0.42) (0.53) 12.70 13.41% 28,503 1.01% 0.31% 1.06% 14.57%
10/31/2024 8.90 0.06 2.85 2.91 (0.08) (0.01) (0.09) 11.72 32.77% 26,651 1.01% 0.57% 1.05% 15.50%
10/31/2023 9.95 0.07 (0.98) (0.91) (0.07) (0.07) (0.14) 8.90 (9.24)% 20,185 1.01% 0.71% 1.07% 15.43%
10/31/2022 13.20 0.05 (2.46) (2.41) (0.05) (0.79) (0.84) 9.95 (19.25)% 22,939 0.99% 0.46% 1.08% 17.43%
10/31/2021 8.87 — 4.37 4.37 (0.04) — (0.04) 13.20 49.30% 25,924 1.01% 0.04% 1.05% 19.96%
Class R6 Shares
4/30/2026 (Unaudited) 13.61 0.09 1.72 1.81 (0.07) (0.27) (0.34) 15.08 13.59% 56,232 0.26% 1.24% 0.31% 4.87%
10/31/2025 12.50 0.13 1.57 1.70 (0.17) (0.42) (0.59) 13.61 14.24% 49,426 0.26% 1.07% 0.31% 14.57%
10/31/2024 9.47 0.15 3.04 3.19 (0.15) (0.01) (0.16) 12.50 33.80% 56,939 0.26% 1.32% 0.30% 15.50%
10/31/2023 10.58 0.15 (1.05) (0.90) (0.14) (0.07) (0.21) 9.47 (8.63)% 47,111 0.26% 1.46% 0.32% 15.43%
10/31/2022 13.97 0.14 (2.61) (2.47) (0.13) (0.79) (0.92) 10.58 (18.64)% 54,435 0.26% 1.19% 0.35% 17.43%
10/31/2021 9.35 0.10 4.60 4.70 (0.08) — (0.08) 13.97 50.39% 71,282 0.28% 0.78% 0.32% 19.96%
Institutional Service Class Shares
4/30/2026 (Unaudited) 13.58 0.07 1.72 1.79 (0.04) (0.27) (0.31) 15.06 13.48% 10,584 0.51% 0.99% 0.56% 4.87%
10/31/2025 12.48 0.10 1.57 1.67 (0.15) (0.42) (0.57) 13.58 13.96% 9,407 0.51% 0.81% 0.56% 14.57%
10/31/2024 9.46 0.12 3.03 3.15 (0.12) (0.01) (0.13) 12.48 33.41% 7,698 0.51% 1.07% 0.55% 15.50%
10/31/2023 10.56 0.13 (1.04) (0.91) (0.12) (0.07) (0.19) 9.46 (8.78)% 5,759 0.50% 1.24% 0.56% 15.43%
10/31/2022 13.95 0.12 (2.61) (2.49) (0.11) (0.79) (0.90) 10.56 (18.79)% 8,076 0.41% 1.04% 0.50% 17.43%
10/31/2021 9.34 0.08 4.59 4.67 (0.06) — (0.06) 13.95 50.09% 12,273 0.47% 0.58% 0.51% 19.96%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Excludes sales charge.
(c) Not annualized for periods less than one year.
(d) Annualized for periods less than one year.
(e) During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.

116 - Notes to Financial Statements - April 30, 2026 (Unaudited) - Index Funds
1. Organization
Nationwide Mutual Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, organized as a statutory trust under the laws of the State of Delaware. The
Trust has authorized an unlimited number of shares of beneficial interest (“shares”), without par value. As of April 30, 2026, the
Trust operates forty-five (45) separate series, or mutual funds, each with its own objective(s) and investment strategies. This report contains the financial statements and financial highlights for the six (6) series listed below (each, a “Fund”; collectively, the
“Funds”).
Nationwide Fund Advisors (“NFA”) serves as investment adviser to the Funds. NFA is a wholly owned subsidiary of Nationwide
Financial Services, Inc. (“NFS”), a holding company which is a direct wholly owned subsidiary of Nationwide Corporation. Nationwide
Corporation, in turn, is owned by Nationwide Mutual Insurance Company and Nationwide Mutual Fire Insurance Company.
Nationwide Bond Index Fund (“Bond Index”)
Nationwide International Index Fund (“International Index”)
Nationwide Mid Cap Market Index Fund (“Mid Cap Market Index”)
Nationwide NYSE Arca Tech 100 Index Fund (“NYSE Arca Tech 100 Index”)
Nationwide S&P 500 Index Fund (“S&P 500 Index”)
Nationwide Small Cap Index Fund (“Small Cap Index”)
The Funds, as applicable, currently offer Class A, Class R, Class R6, Institutional Service Class and Service Class shares. Each share class of a Fund represents interests in the same portfolio of investments of that Fund and the classes are identical except for any differences in the sales charge structure, distribution or service fees, administrative services fees, class specific expenses, certain voting rights, conversion features, exchange privileges, and class names or designations.
Each Fund is a diversified fund, as defined in the 1940 Act.
2. Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Funds in the accounting and the preparation of their financial statements. The Funds are investment companies and follow accounting and reporting guidance in the Financial
Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 (“ASC 946”). The policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), including, but not limited to, ASC 946.
The preparation of financial statements requires fund management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses for the period. The Funds utilize various methods to measure the value of their investments on a recurring basis. Amounts received upon the sale of such investments could differ from those estimated values and those differences could be material.
(a) Security Valuation
U.S. GAAP defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to procedures approved by the Board of Trustees of the Trust (the “Board of Trustees”), NFA assigns a fair value, as defined by U.S. GAAP, to a Fund’s investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including a Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

Index Funds - April 30, 2026 (Unaudited) - Notes to Financial Statements - 117
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
Securities for which market-based quotations are readily available are valued at the current market value as of “Valuation Time”.
Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time). Equity securities are generally valued at the last quoted sale price or official closing price, or, if there is no such price, the last quoted bid price provided by an independent pricing service approved by the Board of Trustees. Prices are taken from the primary market or exchange on which each security trades. Shares of registered open-end management investment companies are valued at net asset value (“NAV”) as reported by such company. Shares of exchange traded funds ("ETFs") are generally valued at the last quoted sale price or official closing price, or, if there is no such price, the last quoted bid price provided by an independent pricing service. Master limited partnerships (“MLPs”) are publicly traded partnerships and are treated as partnerships for U.S.
federal income tax purposes. Investments in MLPs are valued at the last quoted sale price or official closing price, or, if there is no such price, the last quoted bid price provided by an independent pricing service. Equity securities, shares of registered open-
end management investment companies, shares of ETFs and MLPs valued in this manner are generally categorized as Level 1 investments within the hierarchy. Repurchase agreements are valued at amortized cost, which approximates fair value, and are generally categorized as Level 2 investments within the hierarchy.
Debt and other fixed-income securities are generally valued at the bid evaluation price provided by an independent pricing service as approved by the Board of Trustees. Evaluations provided by independent pricing service providers may be determined without exclusive reliance on quoted prices and may use broker-dealer quotations, individual trading characteristics and other market data, reported trades or valuation estimates from their internal pricing models. The independent pricing service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates, anticipated timing of principal repayments, and quoted prices for similar assets and are generally categorized as
Level 2 investments within the hierarchy. Debt obligations generally involve some risk of default with respect to interest and/or principal payments.
The Board of Trustees has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of a Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. Each Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
Equity securities listed on a non-U.S. exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level
2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and

118 - Notes to Financial Statements - April 30, 2026 (Unaudited) - Index Funds
liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S.
dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.
The following tables provide a summary of the inputs used to value the Funds’ net assets as of April 30, 2026. Please refer to the
Statements of Investments for additional information on portfolio holdings.
Bond Index
Level 1 Level 2 Level 3 Total
Assets:
Asset-Backed Securities $ – $ 732,035 $ – $ 732,035
Commercial Mortgage-Backed Securities – 3,387,836 – 3,387,836
Corporate Bonds – 55,790,031 – 55,790,031
Foreign Government Securities – 3,965,827 – 3,965,827
Mortgage-Backed Securities – 55,352,253 – 55,352,253
Municipal Bonds – 1,024,956 – 1,024,956
Repurchase Agreements – 4,587,932 – 4,587,932
Short-Term Investments 200,000 – – 200,000
Supranational – 3,277,757 – 3,277,757
U.S. Government Agency Securities – 1,121,218 – 1,121,218
U.S. Treasury Obligations – 107,035,907 – 107,035,907
Total $ 200,000 $ 236,275,752 $ – $ 236,475,752
International Index
Level 1 Level 2 Level 3 Total
Assets:
Common Stocks
Aerospace & Defense $ – $ 27,135,359 $ – $ 27,135,359
Air Freight & Logistics – 4,222,200 – 4,222,200
Automobile Components – 5,110,418 – 5,110,418
Automobiles – 16,618,425 – 16,618,425
Banks – 125,974,034 – 125,974,034
Beverages 761,194 8,865,759 – 9,626,953
Biotechnology – 4,708,724 – 4,708,724
Broadline Retail 1,301,380 6,766,825 – 8,068,205
Building Products – 6,956,284 – 6,956,284
Capital Markets 348,266 25,121,707 – 25,469,973
Chemicals – 18,062,584 – 18,062,584
Commercial Services & Supplies – 3,112,330 – 3,112,330
Communications Equipment – 3,887,093 – 3,887,093
Construction & Engineering – 9,140,475 – 9,140,475
Construction Materials – 3,178,383 – 3,178,383
Consumer Staples Distribution & Retail – 9,037,630 – 9,037,630
Distributors – 171,075 – 171,075
Diversified Consumer Services – 344,848 – 344,848
Diversified REITs – 1,075,709 – 1,075,709
Diversified Telecommunication Services – 14,503,761 – 14,503,761
Electric Utilities – 17,906,445 – 17,906,445
Electrical Equipment – 30,294,078 – 30,294,078
Electronic Equipment, Instruments &
Components – 11,012,675 – 11,012,675
Energy Equipment & Services – 440,742 – 440,742
Entertainment 2,745,389 4,342,225 – 7,087,614
Financial Services – 9,582,845 – 9,582,845
Food Products – 17,557,871 – 17,557,871
Gas Utilities – 3,054,613 – 3,054,613
Ground Transportation 334,013 2,920,314 – 3,254,327
Health Care Equipment & Supplies – 11,656,672 – 11,656,672
Health Care Providers & Services – 1,878,886 – 1,878,886

Index Funds - April 30, 2026 (Unaudited) - Notes to Financial Statements - 119
Level 1 Level 2 Level 3 Total
Assets:
Health Care Technology $ – $ 397,536 $ – $ 397,536
Hotels, Restaurants & Leisure – 7,587,150 – 7,587,150
Household Durables – 7,346,129 – 7,346,129
Household Products – 3,228,165 – 3,228,165
Independent Power and Renewable
Electricity Producers – 2,707,588 – 2,707,588
Industrial Conglomerates – 17,550,007 – 17,550,007
Industrial REITs – 2,502,652 – 2,502,652
Insurance – 47,728,592 – 47,728,592
Interactive Media & Services – 1,305,597 – 1,305,597
IT Services – 4,733,842 – 4,733,842
Leisure Products – 827,539 – 827,539
Life Sciences Tools & Services – 2,724,361 – 2,724,361
Machinery – 28,840,009 – 28,840,009
Marine Transportation – 2,602,849 – 2,602,849
Media – 1,389,470 – 1,389,470
Metals & Mining – 28,479,020 – 28,479,020
Multi-Utilities – 9,544,101 – 9,544,101
Office REITs – 411,578 – 411,578
Oil, Gas & Consumable Fuels – 33,333,452 – 33,333,452
Paper & Forest Products – 1,275,537 – 1,275,537
Passenger Airlines – 1,967,195 – 1,967,195
Personal Care Products – 10,291,430 – 10,291,430
Pharmaceuticals 1,557,774 64,775,107 – 66,332,881
Professional Services – 9,218,331 – 9,218,331
Real Estate Management & Development – 9,122,735 – 9,122,735
Retail REITs – 2,252,763 – 2,252,763
Semiconductors & Semiconductor
Equipment – 47,890,235 – 47,890,235
Software 1,621,668 9,171,904 – 10,793,572
Specialty Retail – 7,691,535 – 7,691,535
Technology Hardware, Storage &
Peripherals – 2,271,062 – 2,271,062
Textiles, Apparel & Luxury Goods – 15,285,982 – 15,285,982
Tobacco – 7,857,192 – 7,857,192
Trading Companies & Distributors 922,232 18,690,206 – 19,612,438
Transportation Infrastructure – 2,772,653 – 2,772,653
Water Utilities – 987,695 – 987,695
Wireless Telecommunication Services – 10,153,676 – 10,153,676
Total Common Stocks $ 9,591,916 $ 829,555,864 $ – $ 839,147,780
Futures Contracts# 21,733 – – 21,733
Repurchase Agreements – 20,373,036 – 20,373,036
Short-Term Investments 1,100,000 – – 1,100,000
Total Assets $ 10,713,649 $ 849,928,900 $ – $ 860,642,549
Liabilities:
Futures Contracts# $ (99,926) $ – $ – $ (99,926)
Total Liabilities $ (99,926) $ – $ – $ (99,926)
Total $ 10,613,723 $ 849,928,900 $ – $ 860,542,623

120 - Notes to Financial Statements - April 30, 2026 (Unaudited) - Index Funds
Mid Cap Market Index
Level 1 Level 2 Level 3 Total
Assets:
Common Stocks $ 473,321,514 $ – $ – $ 473,321,514
Futures Contracts# 39,358 – – 39,358
Repurchase Agreements – 29,925,151 – 29,925,151
Short-Term Investments 1,300,000 – – 1,300,000
Total $ 474,660,872 $ 29,925,151 $ – $ 504,586,023
NYSE Arca Tech 100 Index
Level 1 Level 2 Level 3 Total
Assets:
Common Stocks $ 754,266,824 $ – $ – $ 754,266,824
Futures Contracts# 451,007 – – 451,007
Repurchase Agreements – 19,269,013 – 19,269,013
Short-Term Investments 1,000,000 – – 1,000,000
Total $ 755,717,831 $ 19,269,013 $ – $ 774,986,844
S&P 500 Index
Level 1 Level 2 Level 3 Total
Assets:
Common Stocks $ 1,851,923,033 $ – $ – $ 1,851,923,033
Futures Contracts# 856,399 – – 856,399
Repurchase Agreements – 6,537,828 – 6,537,828
Rights – – – –
Short-Term Investments 300,000 – – 300,000
Total $ 1,853,079,432 $ 6,537,828 $ – $ 1,859,617,260
Small Cap Index
Level 1 Level 2 Level 3 Total
Assets:
Closed End Fund $ 19,648 $ – $ – $ 19,648
Common Stocks
Aerospace & Defense 4,894,663 – – 4,894,663
Air Freight & Logistics 269,729 – – 269,729
Automobile Components 2,685,385 – – 2,685,385
Automobiles 79,848 – – 79,848
Banks 24,203,541 – – 24,203,541
Beverages 346,870 – – 346,870
Biotechnology 21,647,489 – – 21,647,489
Broadline Retail 181,494 – – 181,494
Building Products 4,064,309 – – 4,064,309
Capital Markets 4,551,279 – – 4,551,279
Chemicals 4,123,260 – – 4,123,260
Commercial Services & Supplies 3,352,785 – – 3,352,785
Communications Equipment 3,848,424 – – 3,848,424
Construction & Engineering 8,061,300 – – 8,061,300
Construction Materials 550,808 – – 550,808
Consumer Finance 2,622,289 – – 2,622,289
Consumer Staples Distribution & Retail 1,280,337 – – 1,280,337
Containers & Packaging 482,567 – – 482,567
Distributors 172,339 – – 172,339
Diversified Consumer Services 2,861,916 – – 2,861,916

Index Funds - April 30, 2026 (Unaudited) - Notes to Financial Statements - 121
Level 1 Level 2 Level 3 Total
Assets:
Diversified REITs $ 1,192,464 $ – $ – $ 1,192,464
Diversified Telecommunication Services 1,624,783 – – 1,624,783
Electric Utilities 2,375,358 – – 2,375,358
Electrical Equipment 10,488,299 – – 10,488,299
Electronic Equipment, Instruments &
Components 10,767,345 – – 10,767,345
Energy Equipment & Services 6,693,769 – – 6,693,769
Entertainment 1,493,544 – – 1,493,544
Financial Services 5,037,159 – – 5,037,159
Food Products 1,435,140 – – 1,435,140
Gas Utilities 2,585,027 – – 2,585,027
Ground Transportation 956,777 – – 956,777
Health Care Equipment & Supplies 5,844,563 – – 5,844,563
Health Care Providers & Services 7,355,669 – – 7,355,669
Health Care REITs 2,637,465 – – 2,637,465
Health Care Technology 578,281 – – 578,281
Hotel & Resort REITs 1,554,519 – – 1,554,519
Hotels, Restaurants & Leisure 3,970,434 – – 3,970,434
Household Durables 3,853,208 – – 3,853,208
Household Products 685,083 – – 685,083
Independent Power and Renewable
Electricity Producers 608,212 – – 608,212
Industrial Conglomerates 61,789 – – 61,789
Industrial REITs 943,514 – – 943,514
Insurance 4,504,989 – – 4,504,989
Interactive Media & Services 1,047,278 – – 1,047,278
IT Services 1,926,172 – – 1,926,172
Leisure Products 1,118,302 – – 1,118,302
Life Sciences Tools & Services 937,862 – – 937,862
Machinery 9,741,461 – – 9,741,461
Marine Transportation 629,005 – – 629,005
Media 2,256,143 – – 2,256,143
Metals & Mining 6,909,675 – – 6,909,675
Mortgage Real Estate Investment Trusts
(REITs) 2,052,836 – – 2,052,836
Multi-Utilities 1,139,805 – – 1,139,805
Office REITs 1,153,962 – – 1,153,962
Oil, Gas & Consumable Fuels 9,671,218 – – 9,671,218
Paper & Forest Products 152,213 – – 152,213
Passenger Airlines 960,592 – – 960,592
Personal Care Products 521,266 – – 521,266
Pharmaceuticals 6,060,822 – – 6,060,822
Professional Services 3,798,733 – – 3,798,733
Real Estate Management & Development 1,401,123 – – 1,401,123
Residential REITs 690,248 – – 690,248
Retail REITs 3,047,478 – – 3,047,478
Semiconductors & Semiconductor
Equipment 12,044,813 – – 12,044,813
Software 11,910,310 – – 11,910,310
Specialized REITs 842,706 – – 842,706
Specialty Retail 4,727,482 – – 4,727,482
Technology Hardware, Storage &
Peripherals 1,905,420 – – 1,905,420
Textiles, Apparel & Luxury Goods 1,303,702 – – 1,303,702
Tobacco 224,496 – – 224,496
Trading Companies & Distributors 2,721,954 – – 2,721,954
Transportation Infrastructure 19,174 – – 19,174
Water Utilities 775,446 – – 775,446
Wireless Telecommunication Services 400,242 – – 400,242
Total Common Stocks $ 259,619,962 $ – $ – $ 259,619,962
Futures Contracts# 81,864 – – 81,864

122 - Notes to Financial Statements - April 30, 2026 (Unaudited) - Index Funds
The following is a reconciliation of assets for which Level 3 inputs were used in determining fair value:
The FVC continues to evaluate any information that could cause an adjustment to the fair value for these investments, such as market news, the progress of judicial and regulatory proceedings, and subadviser recommendations.
(b) Cash Overdraft
Certain Funds may have overdrawn U.S. dollar and/or foreign currency balances with the Funds' custodian bank, JPMorgan
Chase Bank, N.A. (“JPMorgan”). To offset the overdraft, JPMorgan advanced an amount equal to the overdraft. Consistent with the Funds' borrowing policy, the advance is deemed a temporary loan to the Funds. Such loans are payable upon demand and bear interest from the date of such advance to the date of payment at the rate agreed upon with JPMorgan under the custody agreement. These advances are separate from, and were not made pursuant to, the credit agreement discussed in Note 5. A Fund with an overdraft is subject to a lien by JPMorgan on the Fund’s account and JPMorgan may charge the Fund’s account for any amounts owed to JPMorgan. JPMorgan also has the right to set off as appropriate and apply all deposits and credits held by or owing to JPMorgan against such amount, subject to the terms of the custody agreement.
As of April 30, 2026, the Funds did not have overdrawn balances.
(c) Foreign Currency Transactions
The accounting records of the Funds are maintained in U.S. dollars. The Funds may, nevertheless, engage in foreign currency transactions. In those instances, a Fund will convert foreign currency amounts into U.S. dollars at the current rate of exchange between the foreign currency and the U.S. dollar in order to determine the value of the Funds' investments, assets, and liabilities.
Purchases and sales of securities, receipts of income, and payments of expenses are converted at the prevailing rate of exchange on the respective date of such transactions. The accounting records of a Fund do not differentiate that portion of the results of operations resulting from changes in foreign exchange rates from those resulting from changes in the market prices of the relevant securities. Each portion contributes to the net realized gains or losses from transactions in investment securities and net change in unrealized appreciation/depreciation in the value of investment securities. Net currency gains or losses, realized and unrealized, that are a result of differences between the amount recorded on a Fund’s accounting records, and the U.S. dollar equivalent amount actually received or paid for interest or dividends, receivables and payables for investments sold or purchased, and
Level 1 Level 2 Level 3 Total
Assets:
Repurchase Agreements $ – $ 16,765,440 $ – $ 16,765,440
Rights – – – –
Short-Term Investments 800,000 – – 800,000
Total $ 260,521,474 $ 16,765,440 $ – $ 277,286,914
#
Includes cumulative appreciation/(depreciation) of futures contracts as reported in the Statement of Investments. Only current day's variation margin is reported within the Statements of Assets and Liabilities.
As of April 30, 2026, Small Cap Index held two common stock investments and seven rights investments that were categorized as Level 3 investments which were each valued at $0.
Small Cap Index
Warrants Total
Balance as of 10/31/2025 $ 486 $ 486
Accrued Accretion/(Amortization) — —
Realized Gains (Losses) — —
Distributions — —
Purchases — —
Sales — —
Change in Unrealized Appreciation/Depreciation (486) (486)
Transfers into Level 3 — —
Transfers out of Level 3 — —
Balance as of 4/30/2026 $ — $ —
Change in Unrealized Appreciation/Depreciation for Investments Still Held as of 4/30/2026 ** $ — $ —
** Included in the Statement of Operations under "Net change in unrealized appreciation/depreciation in the value of investment securities."

Index Funds - April 30, 2026 (Unaudited) - Notes to Financial Statements - 123
foreign cash, are included in the Statements of Operations under “Net realized gains (losses) from foreign currency transactions”
and “Net change in unrealized appreciation/depreciation in the value of translation of assets and liabilities denominated in foreign currencies," if applicable.
(d) Futures Contracts
Certain Funds are subject to equity price and/or interest rate risk in the normal course of pursuing their objectives. Certain Funds entered into financial futures contracts (“futures contracts”) to manage currency risk, to equitize cash balances, to more efficiently manage the portfolio, to modify exposure to volatility, to increase or decrease the baseline equity exposure, to gain exposure to and/or hedge against changes in interest rates, for the purpose of managing active risk in the portfolio, to gain exposure to and/
or hedge against the value of equities and/or to gain exposure to foreign currencies, as applicable, to meet each Fund's stated
investment strategies as shown in the Fund's Prospectus. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.
Upon entering into a futures contract, a Fund is required to segregate an initial margin deposit of cash and/or other assets equal to a certain percentage of the futures contract’s notional value. Under a futures contract, a Fund agrees to receive from or pay to a broker an amount of cash equal to the daily fluctuation in value of the futures contract. Subsequent receipts or payments, known as
“variation margin” receipts or payments, are made each day, depending on the fluctuation in the fair value of the futures contract, and are recognized by a Fund as unrealized gains or losses. Futures contracts are generally valued daily at their settlement price as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level
1 investments within the hierarchy.
A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price or amount at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future. When a futures contract is closed, a Fund records a realized gain or loss equal to the difference between the value of the futures contract at the time it was opened and its value at the time it was closed.
Should market conditions change unexpectedly, a Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets. A Fund’s investments in futures contracts entail limited counterparty credit risk because a Fund invests only in exchange traded futures contracts, which are settled through the exchange and whose fulfillment is guaranteed by the credit of the exchange.
The Funds' futures contracts are reflected in the Statements of Assets and Liabilities under “Receivable/Payable for variation margin on futures contracts," in a table in the Statement of Investments and in the Statements of Operations under “Net realized gains (losses) from expiration or closing of futures contracts” and “Net change in unrealized appreciation/depreciation in the value of futures contracts,” as applicable.
The following is a summary of the Funds’ derivative instruments categorized by risk exposure as of April 30, 2026:
Fair Values of Derivatives Not Accounted for as Hedging Instruments as of April 30, 2026:
International Index
Assets: Statements of Assets and Liabilities Fair Value
Futures Contracts#
Equity risk Receivable/payable for variation margin on futures contracts $ 21,733
Total $ 21,733
Liabilities:
Futures Contracts#
Equity risk Receivable/payable for variation margin on futures contracts $ (99,926)
Total $ (99,926)

124 - Notes to Financial Statements - April 30, 2026 (Unaudited) - Index Funds
The Effect of Derivative Instruments on the Statements of Operations for the Six Months Ended April 30, 2026:
Mid Cap Market Index
Assets: Statements of Assets and Liabilities Fair Value
Futures Contracts#
Equity risk Receivable/payable for variation margin on futures contracts $ 39,358
Total $ 39,358
NYSE Arca Tech 100 Index
Assets: Statements of Assets and Liabilities Fair Value
Futures Contracts#
Equity risk Receivable/payable for variation margin on futures contracts $ 451,007
Total $ 451,007
S&P 500 Index
Assets: Statements of Assets and Liabilities Fair Value
Futures Contracts#
Equity risk Receivable/payable for variation margin on futures contracts $ 856,399
Total $ 856,399
Small Cap Index
Assets: Statements of Assets and Liabilities Fair Value
Futures Contracts#
Equity risk Receivable/payable for variation margin on futures contracts $ 81,864
Total $ 81,864
# Includes cumulative appreciation/(depreciation) of futures contracts as reported in the Statement of Investments. Only current day's variation margin is reported within the Statements of Assets and Liabilities.
International Index
Realized Gains (Losses): Total
Forward Foreign Currency Contracts
Currency risk $ (917)
Futures Contracts
Equity risk 596,955
Total $ 596,038
Mid Cap Market Index
Realized Gains (Losses): Total
Futures Contracts
Equity risk $ 494,958
Total $ 494,958
NYSE Arca Tech 100 Index
Realized Gains (Losses): Total
Futures Contracts
Equity risk $ 81,712
Total $ 81,712

Index Funds - April 30, 2026 (Unaudited) - Notes to Financial Statements - 125
Change in Unrealized Appreciation/Depreciation on Derivatives Recognized in the Statements of Operations for the Six
Months Ended April 30, 2026:
The following is a summary of the Funds' average volume of derivative instruments held for the six months ended April 30, 2026:
S&P 500 Index
Realized Gains (Losses): Total
Futures Contracts
Equity risk $ 295,636
Total $ 295,636
Small Cap Index
Realized Gains (Losses): Total
Futures Contracts
Equity risk $ (72,804)
Total $ (72,804)
International Index
Unrealized Appreciation/Depreciation: Total
Futures Contracts
Equity risk $ (104,941)
Total $ (104,941)
Mid Cap Market Index
Unrealized Appreciation/Depreciation: Total
Futures Contracts
Equity risk $ 43,347
Total $ 43,347
NYSE Arca Tech 100 Index
Unrealized Appreciation/Depreciation: Total
Futures Contracts
Equity risk $ 233,556
Total $ 233,556
S&P 500 Index
Unrealized Appreciation/Depreciation: Total
Futures Contracts
Equity risk $ 541,977
Total $ 541,977
Small Cap Index
Unrealized Appreciation/Depreciation: Total
Futures Contracts
Equity risk $ 92,299
Total $ 92,299
International Index
Futures Contracts:
Average Notional Balance Long $ 7,295,104
Mid Cap Market Index
Futures Contracts:
Average Notional Balance Long $ 2,439,936

126 - Notes to Financial Statements - April 30, 2026 (Unaudited) - Index Funds
The Funds are required to disclose information about offsetting and related arrangements to enable users of the financial statements to understand the effect of those arrangements on the Funds’ financial position. As of April 30, 2026, certain Funds have entered into futures contracts. These futures contract agreements do not provide for netting arrangements.
(e) TBA
The Funds may invest in TBA mortgage-backed securities. A TBA, or “To Be Announced,” trade represents a contract for the purchase or sale of mortgage-backed securities to be delivered at a future agreed-upon date; however, the specific mortgage pool numbers or the number of pools that will be delivered to fulfill the trade obligation or terms of the contract are unknown at the time of the trade. Mortgage pools (including fixed-rate or variable-rate mortgages) guaranteed by the Government National Mortgage
Association, or GNMA, the Federal National Mortgage Association, or FNMA, or the Federal Home Loan Mortgage Corporation, or
FHLMC, are subsequently allocated to the TBA transactions. TBAs involve a risk of loss if the value of the security to be purchased or sold declines or increases, respectively, prior to the settlement date. TBAs are valued at the bid evaluation price as provided by an independent pricing service approved by the Board.
The Funds may also enter into TBA sale commitments to hedge its portfolio positions, to sell mortgage-backed securities it owns under delayed delivery arrangements or to take a short position in mortgage-backed securities. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, either equivalent deliverable securities or an offsetting TBA purchase commitment deliverable on or before the sale commitment date are held as “cover” for the transaction, or other liquid assets in an amount equal to the notional value of the TBA sale commitment are segregated. If the TBA sale commitment is closed through the acquisition of an offsetting TBA purchase commitment, a Fund realizes a gain or loss based upon the unit price of the acquisition. If a Fund delivers securities under the commitment, the Fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.
(f) Securities Lending
During the six months ended April 30, 2026, certain Funds entered into securities lending transactions. To generate additional income, the Funds lent their portfolio securities, up to 33 1/3% of the total assets of a Fund, to brokers, dealers, and other financial institutions.
JPMorgan serves as securities lending agent for the securities lending program for the Funds. Securities lending transactions are considered to be overnight and continuous and can be terminated by a Fund or the borrower at any time.
The Funds receive payments from JPMorgan equivalent to any dividends and/or interest while on loan, in lieu of income which is included as “Dividend income” and/or “Interest income”, as applicable, on the Statements of Operations. The Funds also receive interest that would have been earned on the securities loaned while simultaneously seeking to earn income on the investment of cash collateral or receiving a fee with respect to the receipt of non-cash collateral. Securities lending income includes any fees charged to borrowers less expenses associated with the loan. Income from the securities lending program is recorded when earned from JPMorgan and reflected in the Statements of Operations under “Income from securities lending (net of fees)”. There may be risks of delay or restrictions in recovery of the securities or disposal of collateral should the borrower of the securities fail financially. Loans are made, however, only to borrowers deemed by JPMorgan to be of good standing and creditworthy. Loans are subject to termination by the Funds or the borrower at any time, and, therefore, are not considered to be illiquid investments. For
Funds to which JPMorgan is not an affiliate, JPMorgan receives a fee based on a percentage of earnings (less any rebates paid to the borrower) derived from the investment of cash collateral, or a percentage of the fee paid by the borrower for loans collateralized by non-cash collateral. For Funds to which JPMorgan is an affiliate, JPMorgan receives a flat fee based on a percentage of the market value of loaned securities.
NYSE Arca Tech 100 Index
Futures Contracts:
Average Notional Balance Long $ 3,798,251
S&P 500 Index
Futures Contracts:
Average Notional Balance Long $ 12,949,414
Small Cap Index
Futures Contracts:
Average Notional Balance Long $ 2,177,752

Index Funds - April 30, 2026 (Unaudited) - Notes to Financial Statements - 127
In accordance with guidance presented in FASB Accounting Standards Update 2014-11, Balance Sheet (Topic) 860: Repurchase-
to-Maturity Transactions, Repurchase Financings, and Disclosures, liabilities under the outstanding securities lending transactions as of April 30, 2026, which were comprised of money market funds and repurchase agreements purchased with cash collateral, as shown on each Fund's Statement of Investments, were as follows:
The Trust’s securities lending policies and procedures require that the borrower (i) deliver cash or U.S. Government securities as collateral with respect to each new loan of U.S. securities, equal to at least 102% of the value of the portfolio securities loaned, and with respect to each new loan of non-U.S. securities, collateral of at least 105% of the value of the portfolio securities loaned;
and (ii) at all times thereafter mark-to-market the collateral on a daily basis so that the market value of such collateral is at least
100% of the value of securities loaned. Cash collateral received is generally invested in money market funds and joint repurchase agreements and shown in the Statement of Investments and included in calculating the Fund’s total assets. U.S. Government securities received as collateral, if any, are held in safe-keeping by JPMorgan or The Bank of New York Mellon and cannot be sold or repledged by the Funds and accordingly are not reflected in the Fund’s total assets. For additional information on the non-cash collateral received, if any, please refer to the Statement of Investments.
The Securities Lending Agency Agreement between the Trust and JPMorgan provides that in the event of a default by a borrower with respect to any loan, the Fund may terminate the loan and JPMorgan will exercise any and all remedies provided under the applicable borrower agreement to make the Fund whole. These remedies include purchasing replacement securities by applying the collateral held from the defaulting borrower against the purchase cost of the replacement securities. If, despite such efforts by JPMorgan to exercise these remedies, the collateral is less than the purchase cost of the replacement securities, JPMorgan is responsible for such shortfall, subject to certain limitations which are set forth in detail in the Securities Lending Agency Agreement.
As of April 30, 2026, the Securities Lending Agency Agreement does not permit the Funds to enforce a netting arrangement.
(g) Joint Repurchase Agreements
During the six months ended April 30, 2026, certain Funds, along with other series of the Trust, pursuant to procedures adopted by the Board of Trustees and applicable guidance from the Securities and Exchange Commission ("SEC"), transferred cash collateral received from securities lending transactions, through a joint account at JPMorgan, the Funds' custodian, the daily aggregate balance of which is invested in one or more joint repurchase agreements (“repo” or collectively “repos”) collateralized by U.S.
Treasury or federal agency obligations. For repos, each Fund participates on a pro rata basis with other clients of JPMorgan in its share of the underlying collateral under such repos and in its share of proceeds from any repurchase or other disposition of the underlying collateral. In repos, the seller of a security agrees to repurchase the security at a mutually agreed-upon time and price, which reflects the effective rate of return for the term of the agreement. For repos, The Bank of New York Mellon or JPMorgan takes possession of the collateral pledged for investments in such repos. The underlying collateral is valued daily on a mark-to-market basis to ensure that the value is equal to or greater than the repurchase price, including accrued interest. In the event of default of the obligation to repurchase, the Funds have the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Funds may be delayed or limited.
Fund
Amounts of
Liabilities Presented
in the Statements
of Assets and
Liabilities
Bond Index $ 4,787,932
International Index 21,473,036
Mid Cap Market Index 31,225,151
NYSE Arca Tech 100 Index 20,269,013
S&P 500 Index 6,837,828
Small Cap Index 17,565,440

128 - Notes to Financial Statements - April 30, 2026 (Unaudited) - Index Funds
As of April 30, 2026, certain Funds' investment in joint repos was subject to an enforceable netting arrangement. The Funds'
proportionate holding in joint repos was as follows:
As of April 30, 2026, the joint repos on a gross basis were as follows:
CF Secured, LLC, 3.61%, dated 4/30/2026, due 5/1/2026, repurchase price $240,558,197, collateralized by U.S. Government
Treasury Securities, ranging from 0.00% - 6.13%, maturing 5/15/2026 - 2/15/2056; total market value $245,369,361.
Marex Capital Markets, Inc., 3.69%, dated 4/30/2026, due 5/1/2026, repurchase price $37,003,795, collateralized by U.S.
Government Treasury Securities, ranging from 0.00% - 4.75%, maturing 6/11/2026 - 2/15/2056; total market value $37,743,879.
Natixis Securities Americas LLC, 3.62%, dated 4/30/2026, due 5/1/2026, repurchase price $25,502,566, collateralized by U.S.
Government Treasury Securities, ranging from 0.00% - 4.88%, maturing 5/15/2026 - 2/15/2056; total market value $26,012,617.
Nomura Securities International, Inc., 3.63%, dated 4/30/2026, due 5/1/2026, repurchase price $34,003,429, collateralized by U.S. Government Treasury Securities, ranging from 0.00% - 4.38%, maturing 11/15/2026 - 2/15/2055; total market value
$34,683,833.
Santander US Capital Markets, 3.64%, dated 4/30/2026, due 5/1/2026, repurchase price $54,015,460, collateralized by
U.S. Government Treasury Securities, ranging from 1.63% - 6.25%, maturing 11/30/2026 - 2/15/2054; total market value
$55,095,772.
Santander US Capital Markets, 3.65%, dated 4/30/2026, due 5/1/2026, repurchase price $80,008,113, collateralized by U.S.
Government Agency and Treasury Securities, ranging from 0.01% - 5.00%, maturing 4/30/2027 - 7/25/2054; total market value
$81,608,282.
Bond Index
Gross Amounts
not Offset in the
Statements of
Assets and
Liabilities
Counterparty
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statements of
Assets and
Liabilities
Net Amounts
of Assets Presented
in the Statements of
Assets and
Liabilities
Collateral
Received
*
Net
Amounts
of Assets
CF Secured, LLC $ 1,577,932 $ – $ 1,577,932 $ (1,577,932) $ –
Marex Capital
Markets, Inc. 1,000,000 – 1,000,000 (1,000,000) –
Santander US Capital
Markets 10,000 – 10,000 (10,000) –
Santander US Capital
Markets 2,000,000 – 2,000,000 (2,000,000) –
Total $ 4,587,932 $ – $ 4,587,932 $ (4,587,932) $ –

Index Funds - April 30, 2026 (Unaudited) - Notes to Financial Statements - 129
International Index
Gross Amounts
not Offset in the
Statements of
Assets and
Liabilities
Counterparty
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statements of
Assets and
Liabilities
Net Amounts
of Assets Presented
in the Statements of
Assets and
Liabilities
Collateral
Received
*
Net
Amounts
of Assets
CF Secured, LLC $ 2,373,036 $ – $ 2,373,036 $ (2,373,036) $ –
Marex Capital
Markets, Inc. 7,000,000 – 7,000,000 (7,000,000) –
Santander US Capital
Markets 3,000,000 – 3,000,000 (3,000,000) –
Santander US Capital
Markets 8,000,000 – 8,000,000 (8,000,000) –
Total $ 20,373,036 $ – $ 20,373,036 $ (20,373,036) $ –
Mid Cap Market Index
Gross Amounts
not Offset in the
Statements of
Assets and
Liabilities
Counterparty
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statements of
Assets and
Liabilities
Net Amounts
of Assets Presented
in the Statements of
Assets and
Liabilities
Collateral
Received
*
Net
Amounts
of Assets
CF Secured, LLC $ 19,925,151 $ – $ 19,925,151 $ (19,925,151) $ –
Natixis Securities
Americas LLC 5,000,000 – 5,000,000 (5,000,000) –
Nomura Securities
International, Inc. 5,000,000 – 5,000,000 (5,000,000) –
Total $ 29,925,151 $ – $ 29,925,151 $ (29,925,151) $ –

130 - Notes to Financial Statements - April 30, 2026 (Unaudited) - Index Funds
NYSE Arca Tech 100 Index
Gross Amounts
not Offset in the
Statements of
Assets and
Liabilities
Counterparty
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statements of
Assets and
Liabilities
Net Amounts
of Assets Presented
in the Statements of
Assets and
Liabilities
Collateral
Received
*
Net
Amounts
of Assets
CF Secured, LLC $ 14,269,013 $ – $ 14,269,013 $ (14,269,013) $ –
Marex Capital
Markets, Inc. 5,000,000 – 5,000,000 (5,000,000) –
Total $ 19,269,013 $ – $ 19,269,013 $ (19,269,013) $ –
S&P 500 Index
Gross Amounts
not Offset in the
Statements of
Assets and
Liabilities
Counterparty
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statements of
Assets and
Liabilities
Net Amounts
of Assets Presented
in the Statements of
Assets and
Liabilities
Collateral
Received
*
Net
Amounts
of Assets
CF Secured, LLC $ 3,037,828 $ – $ 3,037,828 $ (3,037,828) $ –
Natixis Securities
Americas LLC 1,500,000 – 1,500,000 (1,500,000) –
Nomura Securities
International, Inc. 2,000,000 – 2,000,000 (2,000,000) –
Total $ 6,537,828 $ – $ 6,537,828 $ (6,537,828) $ –

Index Funds - April 30, 2026 (Unaudited) - Notes to Financial Statements - 131
(h) Security Transactions and Investment Income
Security transactions are accounted for on the date the security is purchased or sold. Security gains and losses are calculated on the identified cost basis. Interest income is recognized on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts, and is recorded as such on a Fund’s Statement of Operations. Inflation adjustments to the face amount of inflation-indexed securities are included in interest income on a Fund’s Statement of Operations, as applicable.
In the event that a deflation reduction exceeds total interest income, the amount characterized as deflation is recorded as an increase to the cost of investments in the Statements of Assets and Liabilities if the security is still held; otherwise it is recorded as an adjustment to realized gain/loss from investment transactions in the Statements of Operations. For securities with paydown provisions, principal payments received are treated as a proportionate reduction to the cost basis of the securities, and excess or shortfall amounts are recorded as income. Dividend income and expenses, as applicable, are recorded on the ex-dividend date and are recorded as such on a Fund’s Statement of Operations, except for certain dividends from foreign securities, which are recorded as soon as the Trust is informed on or after the ex-dividend date. Income from non-cash dividends, if any, is recorded at the fair value of the securities and is recorded as such on a Fund’s Statement of Operations.
Foreign income and capital gains may be subject to foreign withholding taxes, a portion of which may be reclaimable, and capital gains taxes at various rates. Under applicable foreign law, a withholding tax may be imposed on interest and dividends paid by a foreign security and capital gains from the sale of a foreign security. Foreign income or capital gains subject to foreign withholding taxes are recorded net of the applicable withholding tax.
For certain securities, including a real estate investment trust (“REIT”), a Fund records distributions received in excess of earnings and profits of such security as a reduction of cost of investments and/or realized gain (referred to as a return of capital). Additionally, a REIT may characterize distributions it pays as long-term capital gains. Such distributions are based on estimates if actual amounts are not available. Actual distributions of income, long-term capital gain and return of capital may differ from the estimated amounts. A Fund will recharacterize the estimated amounts of the components of distributions as necessary, once the issuers provide information about the actual composition of the distributions. Any portion of a distribution deemed a return of capital is generally not taxable to a Fund.
A Fund records as dividend income the amount characterized as ordinary income and records as realized gain the amount characterized by a REIT as long-term capital gain in the Statements of Operations. The amount characterized as return of capital is a reduction to the cost of investments in the Statements of Assets and Liabilities if the security is still held; otherwise it is recorded as an adjustment to realized gains (losses) from transactions in investment securities in the Statements of Operations. These characterizations are reflected in the accompanying financial statements.
(i) Distributions to Shareholders
Distributions from net investment income, if any, are declared daily and paid monthly for Bond Index, and are declared and paid quarterly for International Index, Mid Cap Market Index, S&P 500 Index, Small Cap Index, and NYSE Arca Tech 100
Small Cap Index
Gross Amounts
not Offset in the
Statements of
Assets and
Liabilities
Counterparty
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statements of
Assets and
Liabilities
Net Amounts
of Assets Presented
in the Statements of
Assets and
Liabilities
Collateral
Received
*
Net
Amounts
of Assets
CF Secured, LLC $ 4,765,440 $ – $ 4,765,440 $ (4,765,440) $ –
Natixis Securities
Americas LLC 7,000,000 – 7,000,000 (7,000,000) –
Santander US Capital
Markets 5,000,000 – 5,000,000 (5,000,000) –
Total $ 16,765,440 $ – $ 16,765,440 $ (16,765,440) $ –
* As of April 30, 2026, the value of the collateral received exceeded the market value of the Fund’s proportionate holding in the joint repos. Please refer to the Statement of Investments for the Fund’s undivided interest in each joint repo and related collateral.

132 - Notes to Financial Statements - April 30, 2026 (Unaudited) - Index Funds
Index. Distributions from net realized capital gains, if any, are declared and distributed at least annually. All distributions are recorded on the ex-dividend date.
Each Fund may use earnings and profits distributed to shareholders on the redemption of shares as part of the dividends paid deduction.
Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are considered either permanent or temporary. Permanent differences are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. These reclassifications have no effect upon the NAV of a Fund. Any distribution in excess of current and accumulated earnings and profits for federal income tax purposes is reported as a return of capital distribution.
(j) Federal Income Taxes
Each Fund elected to be treated as, and intends to qualify each year as, a “regulated investment company” ("RIC") by complying with the requirements of Subchapter M of the U.S. Internal Revenue Code of 1986 (the "Code"), as amended, and to make distributions of net investment income and net realized capital gains sufficient to relieve the Fund from all, or substantially all, federal income taxes. Therefore, no federal income tax provision is required.
A Fund recognizes a tax benefit from an uncertain position only if it is more likely than not that the position is sustainable, based solely on its technical merits and consideration of the relevant taxing authorities’ widely understood administrative practices and precedents. Each year, a Fund undertakes an affirmative evaluation of tax positions taken or expected to be taken in the course of preparing tax returns to determine whether it is more likely than not (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority.
The Funds file U.S. federal income tax returns and, if applicable, returns in various foreign jurisdictions in which they invest.
Generally, a Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
(k) Allocation of Expenses, Income and Gains and Losses
Expenses directly attributable to a Fund are charged to that Fund. Expenses not directly attributable to a Fund are allocated proportionally among various or all series of the Trust. Certain non asset-based expenses are estimated and accrued daily.
Expense estimate true-ups are recorded routinely and could result in negative expenses on the Statements of Operations, as applicable. Income, fund level expenses, and realized and unrealized gains or losses are allocated to each class of shares of a
Fund based on the value of the outstanding shares of that class relative to the total value of the outstanding shares of that Fund.
Expenses specific to a class (such as Rule 12b-1 and administrative services fees) are charged to that specific class.
(l) European Union (“EU”) Reclaims
As a result of several court cases, certain Funds filed additional tax reclaims for previously withheld taxes on dividends earned in certain countries across the European Union ("EU reclaims"). Since uncertainty exists as to the ultimate resolution of these proceedings, the likelihood of receipt of these EU reclaims, and the potential timing of payment, EU reclaim amounts are generally not reflected in the financial statements until payments are received by the Fund or NFA believes it is more likely than not that amounts for a certain country will be received. For U.S. income tax purposes, when EU reclaims are received by the Fund and the
Fund previously passed foreign tax credit on to its shareholders, the Fund may enter into a closing agreement with the Internal
Revenue Service ("IRS") in order to pay the associated tax liability on behalf of the Fund’s shareholders. Income recognized for
EU reclaims is reflected as European Union tax reclaims in the Statements of Operations. Any fees associated with these filings are reflected as European Union tax reclaim fees in the Statements of Operations.
(m) Reportable Segment Disclosure
The Principal Executive Officer acts as the Funds’ Chief Operating Decision Maker (“CODM’) and is responsible for assessing performance and allocating resources with respect to the Funds. The CODM has concluded that each Fund operates as a single operating segment since the Funds each have a single investment strategy as disclosed in its prospectus, against which the
CODM assesses performance. The financial information provided to and reviewed by the CODM is presented within the Funds’
financial statements.

Index Funds - April 30, 2026 (Unaudited) - Notes to Financial Statements - 133
3. Transactions with Affiliates
Under the terms of the Trust’s Investment Advisory Agreement, NFA manages the investments of the assets and supervises the daily business affairs of the Funds in accordance with policies and procedures established by the Board of Trustees. NFA has selected the subadviser for each Fund as noted below, and provides investment management evaluation services in monitoring, on an ongoing basis, the performance of the subadvisers.
As of April 30, 2026, the subadviser for each Fund is as follows:
Under the terms of the Investment Advisory Agreement, each Fund pays NFA an investment advisory fee based on that Fund’s average daily net assets. Investment advisory fee and other related party transaction fees are paid monthly. During the six months ended April 30, 2026, the Funds paid investment advisory fees to NFA according to the following schedule.
The Trust and NFA have entered into a written contract waiving a portion of investment advisory fees of the Funds as listed in the following table until March 2, 2027.
During the six months ended April 30, 2026, the following table provides the waiver of such investment advisory fees by NFA for which NFA shall not be entitled to later seek recoupment.
Fund Subadviser
Bond Index BlackRock Investment Management, LLC ("BlackRock")
International Index BlackRock
Mid Cap Market Index BlackRock
NYSE Arca Tech 100 Index Mellon Investments Corporation
S&P 500 Index BlackRock
Small Cap Index BlackRock
Fund Fee Schedule
Advisory Fee
(annual rate)
Bond Index Up to $1.5 billion 0.185%
$1.5 billion up to $3 billion 0.145%
$3 billion and more 0.135%
International Index Up to $1.5 billion 0.245%
$1.5 billion up to $3 billion 0.205%
$3 billion and more 0.195%
Mid Cap Market Index Up to $1.5 billion 0.195%
$1.5 billion up to $3 billion 0.175%
$3 billion and more 0.165%
NYSE Arca Tech 100 Index Up to $50 million 0.448%
$50 million up to $250 million 0.248%
$250 million up to $500 million 0.198%
$500 million and more 0.148%
S&P 500 Index Up to $1.5 billion 0.125%
$1.5 billion up to $3 billion 0.105%
$3.0 billion and more 0.095%
Small Cap Index Up to $1.5 billion 0.19%
$1.5 billion up to $3 billion 0.17%
$3 billion and more 0.16%
Fund
Advisory Fee
Waiver
(annual rate)
Mid Cap Market Index 0.01%(a)
Small Cap Index 0.02
(a) Terminated effective April 1, 2026.
Fund Amount
Mid Cap Market Index $ 20,056
Small Cap Index 24,201

134 - Notes to Financial Statements - April 30, 2026 (Unaudited) - Index Funds
For the six months ended April 30, 2026, the effective advisory fee rates before and after contractual advisory fee waivers and expense reimbursements, due to the expense limitation agreement described below, were as follows:
From these fees, pursuant to the subadvisory agreement, NFA pays fees to the unaffiliated subadvisers.
The Trust and NFA have entered into a written Expense Limitation Agreement that limits certain Funds' operating expenses
(excluding any taxes, interest, compensation payable to parties not affiliated with the Adviser for the recovery of tax reclaims, brokerage commissions, Rule 12b-1 fees, acquired fund fees and expenses, short-sale dividend expenses, administrative services fees, other expenses which are capitalized in accordance with generally accepted accounting principles and expenses incurred by a Fund in connection with any merger or reorganization, and may exclude other nonroutine expenses not incurred in the ordinary course of a Fund’s business) from exceeding the amounts listed in the following table until at least March 2, 2027.
f
NFA may request and receive reimbursement from a Fund for advisory fees waived or other expenses reimbursed by NFA pursuant to the Expense Limitation Agreement at a date not to exceed three years from the date on which the corresponding waiver or reimbursement to the Fund was made. However, no reimbursement may be made unless: (i) the Fund’s assets exceed $100 million and (ii) the total annual expense ratio of the class making such reimbursement is no higher than the amount of the expense limitation that was in place at the time NFA waived the fees or reimbursed the expenses and does not cause the expense ratio to exceed the current expense limitation. Reimbursement by a Fund of amounts previously waived or reimbursed by NFA is not permitted except as provided for in the Expense Limitation Agreement. The Expense Limitation Agreement may be changed or eliminated only with the consent of the Board of Trustees.
As of April 30, 2026, the cumulative potential reimbursements for certain Funds, listed by the period or year in which NFA waived fees or reimbursed expenses to certain Funds are:
Fund
Effective Advisory
Fee Rate Before
Contractual* Fee
Waivers and Expense
Reimbursements *
Effective Advisory Fee
Rate After Contractual*
Fee Waivers
Effective Advisory
Fee Rate After
Contractual* Fee
Waivers and Expense
Reimbursements
Bond Index 0.19 % N/A 0.08%
International Index 0.24 N/A 0.20
Mid Cap Market Index 0.19 0.19% 0.18
NYSE Arca Tech 100 Index 0.22 N/A 0.22
S&P 500 Index 0.12 N/A 0.12
Small Cap Index 0.19 0.17 0.14
N/A — Not Applicable.
* Please see above for additional information regarding contractual waivers.
Fund Classes
Amount
(annual rate)
Bond Index All Classes 0.20%(a)
International Index All Classes 0.29
Mid Cap Market Index All Classes 0.25(b)
NYSE Arca Tech 100 Index All Classes 0.68
S&P 500 Index All Classes 0.21
Small Cap Index All Classes 0.28
(a) Effective April 1, 2026, prior to this the expense limitation rate was 0.22%.
(b) Effective April 1, 2026, prior to this the expense limitation rate was 0.30%.
Fund
Fiscal Year 2023
Amount
Fiscal Year 2024
Amount
Fiscal Year 2025
Amount
Six Months Ended
April 30, 2026
Amount Total
Bond Index $ 108,397 $ 221,570 $ 247,994 $ 124,903 $ 702,864
International Index 228,836 344,675 352,904 182,513 1,108,928
Mid Cap Market Index — — — 11,935 11,935
NYSE Arca Tech 100 Index — — — — —
S&P 500 Index — — — — —
Small Cap Index 38,904 46,680 62,280 31,202 179,066

Index Funds - April 30, 2026 (Unaudited) - Notes to Financial Statements - 135
During the six months ended April 30, 2026, no amounts were reimbursed to NFA pursuant to the Expense Limitation Agreement, and the Funds have not recorded a commitment or contingent liability.
NFM, a wholly owned subsidiary of NFS Distributors, Inc. (“NFSDI”) (a wholly owned subsidiary of NFS), provides various administrative and accounting services for the Funds and serves as Transfer and Dividend Disbursing Agent for the Funds. NFM
has entered into agreements with third-party service providers to provide certain sub-administration and sub-transfer agency services to the Funds. NFM pays the service providers a fee for these services.
Under the terms of a Joint Fund Administration and Transfer Agency Agreement, the fees for such services are based on the sum of the following: (i) the amount payable by NFM to its sub-administrator and sub-transfer agent; and (ii) a percentage of the combined average daily net assets of the Trust and Nationwide Variable Insurance Trust (“NVIT”), a Delaware statutory trust and registered investment company that is affiliated with the Trust, according to the following fee schedule.
For the six months ended April 30, 2026, NFM earned an aggregate of $697,971 in fees from the Funds under the Joint Fund
Administration and Transfer Agency Agreement.
Under the terms of the Joint Fund Administration and Transfer Agency Agreement and a letter agreement between NFM and the
Trust, the Trust has agreed to reimburse NFM for certain costs related to each Fund’s portion of ongoing administration, monitoring and annual (compliance audit) testing of the Trust’s Rule 38a-1 Compliance Program subject to the pre-approval of the Trust’s
Audit Committee. These costs are allocated among the series of the Trust based upon their relative net assets. For the six months ended April 30, 2026, the Funds’ aggregate portion of such costs amounted to $8,846.
In addition, the Trust pays out-of-pocket expenses reasonably incurred by NFM in providing services to the Funds and the Trust, including, but not limited to, the cost of pricing services that NFM utilizes and networking fees paid to broker-dealers that provide sub-accounting and sub-transfer agency services to their customers who are Fund shareholders. Such services, which are not otherwise provided by NFM, generally include individual account maintenance and recordkeeping, dividend disbursement, responding to shareholder calls and inquiries, providing statements and transaction confirmations, tax reporting, and other shareholder services. Depending on the nature and quality of the services provided, fees for these services may range from $4 to
$20 per customer per year.
Under the terms of a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act, Nationwide Fund Distributors LLC (“NFD”),
the Funds’ principal underwriter, is compensated by the Funds for expenses associated with the distribution of certain classes of shares of the Funds. NFD is a wholly owned subsidiary of NFSDI. These fees are based on average daily net assets of the respective class of the Funds at an annual rate as listed in the following table.
Pursuant to an Underwriting Agreement, NFD serves as principal underwriter of the Funds in the continuous distribution of its shares and receives commissions in the form of a front-end sales charge on Class A shares. These fees are deducted from, and are not included in, proceeds from sales of Class A shares of the Funds. From these fees, NFD pays sales commissions, salaries and other expenses in connection with generating new sales of Class A shares of the Funds. International Index, Mid Cap Market
Index, NYSE Arca Tech 100 Index, S&P 500 Index and Small Cap Index Class A sales charges range from 0.00% to 5.75%, and
Bond Index Class A sales charges range from 0.00% to 2.25% based on the amount of the purchase. During the six months ended April 30, 2026, the Funds imposed aggregate front-end sales charges of $122,885. From these fees, NFD retained a portion amounting to $17,202.
Combined Fee Schedule
Up to $25 billion 0.025%
$25 billion and more 0.020
Fund
Class A
Shares
Class R
Shares (a)
Service Class
Shares
Bond Index 0.25% N/A N/A
International Index 0.25 0.50% N/A
Mid Cap Market Index 0.25 0.50 N/A
NYSE Arca Tech 100 Index 0.25 N/A N/A
S&P 500 Index 0.25 0.50 0.15%
Small Cap Index 0.25 0.50 N/A
N/A — Not Applicable.
(a) For Class R Shares, 0.25% of the rate may be either a service fee or distribution fee.

136 - Notes to Financial Statements - April 30, 2026 (Unaudited) - Index Funds
NFD also receives fees in the form of contingent deferred sales charges (“CDSCs”) on Class A shares. Any CDSC is based on the original purchase price or the current market value of the shares being redeemed, whichever is less. A CDSC is imposed on Class
A shares for certain redemptions made within 18 months of purchase. Applicable Class A CDSCs are 0.75% for Bond Index and
1.00% for International Index, Mid Cap Market Index, NYSE Arca Tech 100 Index, S&P 500 Index and Small Cap Index. During the
six months ended April 30, 2026, the Funds did not impose CDSCs.
Under the terms of an Administrative Services Plan, the Funds pay fees to servicing organizations, such as broker-dealers, including NFS, and financial institutions, that agree to provide administrative support services to the shareholders of certain classes. These services may include, but are not limited to, the following: (i) establishing and maintaining shareholder accounts;
(ii) processing purchase and redemption transactions; (iii) arranging bank wires; (iv) performing shareholder sub-accounting; (v)
answering inquiries regarding the Funds; and (vi) other such services. These fees are calculated at an annual rate of up to 0.25%
of the average daily net assets of Class A, Class R, Institutional Service Class and Service Class shares of each Fund.
For the six months ended April 30, 2026, the effective rates for administrative services fees were as follows:
For the six months ended April 30, 2026, each Fund’s total administrative services fees were as follows:
As of April 30, 2026, NFA or its affiliates directly held the percentage of the shares outstanding of the applicable Fund as indicated
in the following table.
Cross trades for the six months ended April 30, 2026 were executed by certain Funds pursuant to procedures adopted by the
Board of Trustees of the Funds to ensure compliance with Rule 17a-7 under the 1940 Act (the “Procedures”). In general, cross trading is the buying or selling of portfolio securities between a Fund and other series of the Trust, or between a Fund and other series of NVIT. The Board of Trustees determines no less frequently than quarterly that such transactions were effected in compliance with the Procedures.
Fund Class A Class R
Institutional
Service Class Service Class
Bond Index 0.17 % N/A 0.25 % N/A
International Index 0.15 0.25% 0.25 N/A
Mid Cap Market Index 0.14 0.25 0.23 N/A
NYSE Arca Tech 100 Index 0.08 N/A 0.13 N/A
S&P 500 Index 0.14 0.23 0.25 0.23%
Small Cap Index 0.16 0.25 0.25 N/A
N/A — Not Applicable.
Fund Amount
Bond Index $ 187,861
International Index 359,782
Mid Cap Market Index 197,073
NYSE Arca Tech 100 Index 321,560
S&P 500 Index 1,673,242
Small Cap Index 172,040
Fund
% of Shares
Outstanding
Owned
Bond Index 78.56%
International Index 89.00
Mid Cap Market Index 80.22
NYSE Arca Tech 100 Index 3.19
S&P 500 Index 69.25
Small Cap Index 72.79

Index Funds - April 30, 2026 (Unaudited) - Notes to Financial Statements - 137
Pursuant to these procedures, for the six months ended April 30, 2026, the Funds that engaged in securities purchases and sales which resulted in net realized gain (loss), as applicable, were as follows:
4. Line of Credit and Interfund Lending
The Trust and NVIT (together, the “Trusts”) renewed the credit agreement with JPMorgan, The Bank of New York Mellon, and Wells
Fargo Bank National Association (the “Lenders”), permitting the Trusts, in aggregate, to borrow up to $100,000,000. Advances taken by a Fund under this arrangement would be primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. The line of credit requires a commitment fee of 0.15% per year on $100,000,000. Such commitment fee shall be payable quarterly in arrears on the last business day of each March, June, September and December and on the termination date.
Borrowings under this arrangement accrued interest at the Federal Funds Rate plus the applicable margin. Interest costs, if any, would be shown on the Statement of Operations. No compensating balances are required under the terms of the line of credit. In addition, a Fund may not draw any portion of the line of credit that is provided by a bank that is an affiliate of the Fund’s subadviser, if applicable. In addition to any rights and remedies of the Lenders provided by law, each Lender has the right, upon any amount becoming due and payable by the Fund, to set-off as appropriate and apply all deposits and credits held by or owing to such
Lender against such amount, subject to the terms of the credit agreement. The line of credit is renewed annually, and next expires on July 1, 2026. During the six months ended April 30, 2026, the Funds had no borrowings under the line of credit.
Pursuant to an exemptive order issued by the SEC (the “Order”), the Funds may participate in an interfund lending program among
Funds managed by NFA. The program allows the participating Funds to borrow money from and loan money to each other for temporary purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending Funds as compared to rates available through short-term bank loans or investments in overnight repurchase agreements and money market funds, respectively, as detailed in the Order. Further, a Fund may participate in the program only if and to the extent that such participation is consistent with its investment objectives and limitations. Interfund loans have a maximum duration of seven days and may be called on one business day's notice. During the six months ended April 30, 2026, none of the Funds engaged in interfund lending.
5. Investment Transactions
For the six months ended April 30, 2026, purchases and sales of securities (excluding short-term securities) were as follows:
For the six months ended April 30, 2026, purchases and sales of U.S. Government securities (excluding short-term securities)
were as follows:
6. Portfolio Investment Risks
(a) Risks Associated with Index Fund
The Fund does not use defensive strategies or attempt to reduce its exposure to poor performing securities. Further, correlation between the Fund’s performance and that of the index is likely to be negatively affected by the Fund’s expenses, changes in the composition of the index, and the timing of purchase and redemption of Fund shares.
Fund
Purchases at
Cost Sales Proceeds
Net Realized
Gain/Loss
Mid Cap Market Index $ 10,755 $ – $ –
S&P 500 Index – 58,305 32,574
Small Cap Index – 27,152 18,692
Fund Purchases Sales
Bond Index $ 68,374,313 $ 83,674,845
International Index 29,301,593 81,115,538
Mid Cap Market Index 36,199,928 142,032,698
NYSE Arca Tech 100 Index 29,677,092 68,547,200
S&P 500 Index 100,007,491 98,585,916
Small Cap Index 11,799,775 21,722,762
Fund Purchases Sales
Bond Index $ 15,591,892 $ 20,426,700

138 - Notes to Financial Statements - April 30, 2026 (Unaudited) - Index Funds
(b) Risks Associated with Foreign Securities and Currencies
Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of U.S.
issuers. These risks include foreign currency fluctuations, future disruptive political and economic developments and the possible imposition of exchange controls or other unfavorable foreign government laws and restrictions. In addition, investments in certain countries may carry risks of expropriation of assets, confiscatory taxation, political or social instability, or diplomatic developments that adversely affect investments in those countries.
Certain countries also may impose substantial restrictions on investments in their capital markets by foreign entities, including restrictions on investments in issuers in industries deemed sensitive to relevant national interests. These factors may limit the investment opportunities available and result in a lack of liquidity and high price volatility with respect to securities of issuers from developing countries.
(c) Risks Associated with Mid Cap
Medium-sized companies are usually less stable in price and less liquid than larger, more established companies. Therefore, they generally involve greater risk.
(d) Risks Associated with Smaller company
Smaller companies are usually less stable in price and less liquid than larger, more established companies. Smaller companies are more vulnerable than larger companies to adverse business and economic developments and may have more limited resources.
Therefore, they generally involve greater risk.
(e) TBA Commitments
TBA commitments are forward agreements for the purchase or sale of mortgage-backed securities for a fixed price, with payment and delivery on an agreed upon future settlement date. The specific securities to be delivered are not identified at the trade date. However, delivered securities must meet specified terms, including issuer, rate, and mortgage terms. When entering into
TBA commitments, the Fund may take possession of or deliver the underlying mortgage-backed securities but can extend the settlement or roll the transaction. TBA commitments involve a risk of loss if the value of the security to be purchased or sold declines or increases, respectively, prior to settlement date.
(f) Risks Associated with Variable Rate Securities
Mortgage-Backed Securities — Mortgage-backed securities are fixed-income securities that give the holder the right to receive a portion of principal and/or interest payments made on a pool of residential or commercial mortgage loans. Such securities may be issued or guaranteed by U.S. government agencies or instrumentalities or may be issued by private issuers, generally originators in mortgage loans, including savings and loan associations, mortgage bankers, commercial banks, investment bankers, and special purpose entities. Adjustable rate mortgage-backed securities are collateralized by or represent interests in mortgage loans with variable rates of interest. These variable rates of interest reset periodically to align themselves with market rates. The Fund will not benefit from increases in interest rates to the extent that interest rates rise to the point where they cause the current coupon of the underlying adjustable rate mortgages to exceed any maximum allowable annual or lifetime reset limits (or “cap rates”) for a particular mortgage. During periods of declining interest rates, income to the Fund derived from adjustable rate mortgage-backed securities which remain in a mortgage pool will decrease in contrast to the income on fixed rate mortgage-backed securities, which will remain constant. Adjustable rate mortgages also have less potential for appreciation in value as interest rates decline than do fixed rate investments.
Asset-Backed Securities — Asset-backed securities are fixed-income securities issued by a trust or other legal entity established for the purpose of issuing securities and holding certain assets, such as credit card receivables or auto leases, which pay down over time and generate sufficient cash to pay holders of the securities. Almost any type of fixed-income assets may be used to create an asset-backed security, including other fixed-income securities or derivative instruments such as swaps. Payments or distributions of principal and interest on asset-backed securities may be supported by nongovernmental credit enhancements similar to those utilized in connection with mortgage-backed securities. The credit quality of most asset-backed securities depends primarily on the credit quality of the assets underlying such securities, how well the entity issuing the security is insulated from the credit risk of the originator or any other affiliated entities, and the amount and quality of any credit enhancement of the securities.
To the extent a security interest exists, it may be more difficult for the issuer to enforce the security interest as compared to mortgage-backed securities.
Collateralized Mortgage Obligations (“CMOs”) and Multiclass Pass-Through Securities — CMOs are multi-class debt obligations which are collateralized by mortgage loans or pass-through certificates. Multiclass pass-through securities are interests

Index Funds - April 30, 2026 (Unaudited) - Notes to Financial Statements - 139
in a trust composed of whole loans or private pass-throughs (referred to as “Mortgage Assets”). Often, CMOs are collateralized by
Government National Mortgage Association Pass-Through Certificates (“Ginnie Maes”), Federal National Mortgage Association
Pass-Through Certificates (“Fannie Maes”), or Federal Home Loan Mortgage Corporation Pass-Through Certificates (“Freddie
Macs”), but also may be collateralized by Mortgage Assets. Payments of principal and interest on the Mortgage Assets, and any reinvestment income thereon, provide the funds to pay debt service on the CMOs or make scheduled distributions on the multiclass pass-through securities. CMOs may be issued by agencies or instrumentalities of the U.S. government, or by private originators of, or investors in, mortgage loans, including savings and loan associations, mortgage banks, commercial banks, investment banks and special purpose subsidiaries of the foregoing. In order to form a CMO, the issuer assembles a package of traditional mortgage-backed pass-through securities, or actual mortgage loans, and uses them as collateral for a multi-class security. Each class of CMOs, often referred to as a “tranche,” is issued at a specified fixed or floating coupon rate and has a stated
maturity or final distribution date. Principal prepayments on the Mortgage Assets may cause the CMOs to be retired substantially earlier than their stated maturities or final distribution dates. Interest is paid or accrues on all classes of the CMOs on a monthly, quarterly or semi-annual basis. As market conditions change, and particularly during periods of rapid or unanticipated changes in market interest rates, the attractiveness of the CMO classes and the ability of the structure to provide the anticipated investment characteristics may be reduced significantly. Such changes can result in volatility in the market value, and in some instances reduced liquidity, of the CMO class.
Stripped Mortgage Securities — Stripped mortgage securities are derivative multiclass mortgage securities. Stripped mortgage securities are structured with two or more classes of securities that receive different proportions of the interest and principal distributions on a pool of mortgage assets. A common type of stripped mortgage security will have at least one class receiving only a small portion of the interest and a larger portion of the principal from the mortgage assets, while the other class will receive primarily interest and only a small portion of the principal. In the most extreme case, one class will receive all of the interest (“IO” or interest-only), while the other class will receive the entire principal (“PO” or principal-only class). The yield to maturity on IOs, POs and other mortgage-backed securities that are purchased at a substantial premium or discount generally are extremely sensitive not only to changes in prevailing interest rates but also to the rate of principal payments (including prepayments) on the related underlying mortgage assets, and a rapid rate of principal payments may have a material adverse effect on such securities’ yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Fund may fail to fully recoup its initial investment in these securities even if the securities have received the highest rating by a nationally recognized statistical rating organization.
Collateralized Debt Obligations (“CDOs”) — CDOs are a type of asset-backed security and include, among other things, collateralized bond obligations (“CBOs”), collateralized loan obligations (“CLOs”) and other similarly structured securities. A CBO is a trust which is backed by a diversified pool of high risk, below investment grade fixed-income securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans.
Normally, CBOs, CLOs and other CDOs are privately offered and sold, and thus are not registered under the securities laws. As a result, investments in CDOs may be characterized by the Fund as illiquid securities. In addition to the risks associated with debt instruments (e.g., interest rate risk and credit risk), CDOs carry additional risks including, but not limited to: (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments; (ii) the quality of the collateral may decline in value or default; (iii) the possibility that the Fund may invest in CDOs that are subordinate to other classes; and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.
(g) Risks Associated with REIT and Real Estate Investments
Investments in REITs and in real estate securities carry certain risks associated with direct ownership of real estate and with the real estate industry in general. These risks include possible declines in the value of real estate, possible lack of availability of mortgage funds, unexpected vacancies of properties, and the relative lack of liquidity associated with investments in real estate.
(h) Risks Associated with Interest Rates
Prices of fixed-income securities generally increase when interest rates decline and decrease when interest rates increase. Prices of longer-term securities generally change more in response to interest rate changes than prices of shorter-term securities. To the extent a Fund invests a substantial portion of its assets in fixed-income securities with longer-term maturities, rising interest rates are more likely to cause the value of the Fund’s investments to decline significantly.

140 - Notes to Financial Statements - April 30, 2026 (Unaudited) - Index Funds
7. Indemnifications
Under the Trust’s organizational documents, the Trust’s Officers and Trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into indemnification agreements with its
Trustees and certain of its Officers. Trust Officers receive no compensation from the Trust for serving as its Officers. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications.
The Trust’s maximum liability under these arrangements is unknown, as this would involve future claims made against the Trust.
Based on experience, however, the Trust expects the risk of loss to be remote.
8. New Accounting Pronouncements
On September 20, 2023, the SEC adopted amendments to the current rule regarding registered fund names, as well as certain forms and disclosure requirements. The amendments are intended to modernize and enhance the investor protections provided by Rule 35d-1 under the 1940 Act given the important information that fund names can convey to investors. Management is currently evaluating the implications of the new rule and the impact on the Funds’ financial statement disclosures and reporting requirements.
9. Other
As of April 30, 2026, the Funds had individual shareholder accounts and/or omnibus shareholder accounts (comprising a group of individual shareholders), which held more than 10% of the total shares outstanding of the Funds as detailed in the following table.
10. Federal Tax Information
As of April 30, 2026, the tax cost of investments (including derivative contracts) and the breakdown of unrealized appreciation/
(depreciation) for each Fund was as follows:
11. Subsequent Events
Management has evaluated the impact of subsequent events on the Funds and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.
Fund % of Shares
Number of
Accounts
Bond Index 74.08% 3(a)
International Index 43.11 3(a)
Mid Cap Market Index 53.26 4(a)
NYSE Arca Tech 100 Index 10.59 1
S&P 500 Index 61.32 4(a)
Small Cap Index 53.11 3(a)
(a) All or a portion of the accounts are the accounts of affiliated funds.
Fund
Tax Cost of
Investments
Unrealized
Appreciation
Unrealized
Depreciation
Net Unrealized
Appreciation/
(Depreciation)
Bond Index $ 251,855,922 $ 1,027,698 $ (16,407,868) $ (15,380,170)
International Index 401,415,314 464,704,519 (5,577,210) 459,127,309
Mid Cap Market Index 329,545,461 201,643,941 (26,603,379) 175,040,562
NYSE Arca Tech 100 Index 165,551,604 620,180,675 (10,745,435) 609,435,240
S&P 500 Index 649,764,994 1,238,460,578 (28,608,312) 1,209,852,266
Small Cap Index 176,902,047 125,369,578 (24,984,711) 100,384,867

P.O. Box 701
Milwaukee, WI 53201-0701
nationwide.com/mutualfunds
SAR-IDX (6-26)
You may request, free of charge, a paper or electronic copy of the Fund's summary prospectus, statutory prospectus, Statement of Additional Information (SAI), shareholder report at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/
index.html , and financial statements and other information filed with the Securities and Exchange Commission on Form N-CSR by calling 1-800-848-0920 or by contacting your financial intermediary.
These documents outline investment objectives, risks, fees, charges and expenses, and other information that you should read and consider carefully before investing.
Distributor
Nationwide Funds are distributed by Nationwide Fund Distributors LLC (NFD), Member FINRA, Columbus, Ohio. Nationwide Life
Insurance Company, Nationwide Life and Annuity Company, Nationwide Investment Services Corporation, and Nationwide Fund
Distributors are separate but affiliated companies. Except for Nationwide Asset Management, LLC, NFD is not affiliated with any subadviser retained by Nationwide Fund Advisors.
Nationwide, the Nationwide N and Eagle, and Nationwide is on your side are service marks of Nationwide Mutual Insurance
Company .
© 202 6 Nationwide Mutual Insurance Company and affiliated companies.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not Applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not Applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included under Item 7 of this Form.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Nationwide Destination 2030 Fund
Nationwide Destination 2035 Fund
Nationwide Destination 2040 Fund
Nationwide Destination 2045 Fund
Nationwide Destination 2050 Fund
Nationwide Destination 2055 Fund
Nationwide Destination 2060 Fund
Nationwide Destination 2065 Fund
Nationwide Destination Retirement Fund

Continuation of Advisory Agreements

The Trust’s investment advisory agreements (the “Advisory Agreements”) with its Investment Adviser (the “Adviser”) must be approved for each series of the Trust (individually, a “Fund” and collectively, the “Funds”) for an initial term no longer than two years, and may continue in effect thereafter only if such continuation is approved at least annually, (i) by the vote of the Trustees or by a vote of the shareholders of the Fund in question, and (ii) by the vote of a majority of the Trustees who are not parties to the Advisory Agreements or “interested persons” of any party thereto (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval.

The Board of Trustees (the “Board”) has five regularly scheduled meetings each year and takes into account throughout the year matters bearing on the Advisory Agreements. The Board and its standing committees consider, at each meeting, factors that are relevant to the annual continuation of each Fund’s Advisory Agreement, including investment performance, reports with respect to compliance monitoring and the services and support provided to the Fund and its shareholders.

Although the Board considers the renewal of the Advisory Agreements for all of the Nationwide mutual funds at the same meetings, the Board considers each Fund’s investment advisory relationship separately.

In preparation for the Board’s meetings in 2025 to consider the continuation of the Advisory Agreements, the Trustees requested and were furnished with a wide range of information to assist in their deliberations. These materials included:

•              A summary report for each Fund that sets out a variety of information regarding the Fund, including average net assets, performance, expense, and profitability information for the past three years.

•              Reports from Broadridge Financial Solutions, Inc. (“Broadridge”), a leading independent source of mutual fund industry data, describing, for each Fund’s largest share class, the Fund’s (a) performance rankings (over multiple periods ended June 30, 2025) compared with a performance universe created by Broadridge of similar or peer group funds, and (b) expense rankings comparing the Fund’s fees and expenses with expense groups created by Broadridge of similar or peer group funds. An independent consultant retained by the Independent Trustees provided input to Broadridge as to the composition of the various performance universes, expense groups, and peer funds.

•              Information regarding voluntary or contractual expense limitations or reductions and the relationship of expenses to any expense limitation.

•              Information provided by the Adviser as to the Adviser’s profitability in providing services under the Advisory Agreements. The Trustees recognized that the use of different reasonable methodologies, including among other things calculation and allocation of related expenses, can give rise to different measures of reported profit and loss.

•              Information from the Adviser regarding economies of scale and breakpoints, including information provided by the Adviser as to the circumstances under which specific actions intended to share the benefits of economies of scale might be appropriate.

The Adviser may not have been able to, or might have opted not to, provide information in response to certain information requests, in which case the Trustees conducted their evaluation based on information that was provided.  In such cases, the Trustees determined that the omission of any such information was not material to its considerations.

The Trustees met with representatives of the Adviser at the Trustees’ regular quarterly meetings in September and December 2025 and at its meeting in October 2025 to discuss matters related to the continuation of the Advisory Agreements.  In addition, the Trustees met separately with independent legal counsel to the Independent Trustees (“Independent Legal Counsel”) in October, November, and December to review information and materials provided to them and to prepare any supplemental information requests for the Adviser. At the Trustees’ regular quarterly meeting in December 2025, the Trustees met to give final consideration to information bearing on the continuation of the Advisory Agreements.

The Trustees considered, among other things, information provided by the Adviser in response to their previous information requests. The Trustees engaged in discussion and consideration among themselves, and with the Adviser, Trust counsel, and Independent Legal Counsel regarding the various factors that may contribute to the determination of whether the continuation of the Advisory Agreements should be approved.

In considering this information with respect to each of the Funds, the Trustees took into account, among other things, the nature, extent, and quality of services provided by the Adviser. In evaluating the Advisory Agreements for the Funds, the Trustees also reviewed information provided by the Adviser concerning the following, among other things:

•              The terms of the Advisory Agreements and a summary of the services performed by the Adviser.
•              The investment advisory and oversight capabilities of the Adviser, including, among other things, its expertise in investment, economic, financial analysis, and its asset allocation methodology.

•              The Adviser’s personnel and methods; changes in the Adviser’s senior management personnel; the number of the Adviser’s advisory and analytical personnel; general information about the compensation of the Adviser’s advisory personnel; the Adviser’s investment process; the Adviser’s risk assessment and risk management capabilities; and the Adviser’s valuation and valuation oversight capabilities.

•              The financial condition and stability of the Adviser.

•              Potential ancillary benefits, in addition to fees for serving as investment adviser, derived by the Adviser as a result of being investment adviser for the Funds, including, among other things, information on fees inuring to the Adviser’s affiliates for serving as the Trust’s administrator, fund accountant, and transfer agent; fees or other payments relating to shareholder servicing or sub-transfer agency services provided by or through the Adviser or its affiliates; and enhanced relationships with large financial concerns that serve, or whose affiliates serve, as sub-advisers or other service providers to one or more of the Funds.

Based on information provided by Broadridge and the Adviser, the Trustees reviewed expense information for each of the Funds and the total return investment performance of each of the Funds, as well as the expenses and performance of the Funds’ peer groups over various time periods.

Fund Expense and Performance

The Trustees noted that each Fund other than Nationwide Destination 2040 Fund, Nationwide Destination 2060 Fund and Nationwide Destination 2065 Fund was shown to pay actual management fees at a level equal to its peer group median (or below with respect to Nationwide Destination 2035 Fund) and to have a total expense ratio (including 12b-1/non-12b-1 fees) within what the Trustees considered a generally acceptable range of the Fund’s peer group median. With respect to Nationwide Destination 2040 Fund, Nationwide Destination 2060 Fund and Nationwide Destination 2065 Fund, the Trustees noted that each Fund was shown to pay actual management fees at a level above its group median and to have a total expense ratio (including 12b-1/non-12b-1 fees) within what the Trustees considered a generally acceptable range of the Fund’s peer group median and considered that the level of actual management fee for was not so high, in the Trustees’ judgment, as to be inconsistent with continuation of its Advisory Agreements.

The Trustees also considered each Fund’s investment performance. With respect to Nationwide Destination 2030 Fund, Nationwide Destination 2035 Fund, Nationwide Destination 2050 Fund, Nationwide Destination 2055 Fund, Nationwide Destination 2060 Fund, and Nationwide Destination Retirement Fund, the Trustees noted that each Fund was shown to have experienced three-year performance above the median of its performance universe, or if below the median of its performance universe, within the third quintile of its peer universe median.

With respect to Nationwide Destination 2040 Fund, Nationwide Destination 2045 Fund, and Nationwide Destination 2065 Fund, the Trustees noted that each Fund had experienced three-year performance in the fourth quintile of its performance universe. The Trustees considered the Adviser’s statements regarding the negative impact of underlying fund selection on each Fund’s performance and the changes the Adviser has made to underlying fund allocations in the prior 12-months that were intended to improve performance.

The Trustees determined on the basis of all of the information presented to them that the expense and performance information of each Fund, and other factors considered by them, were consistent with the continuation of the Fund’s Advisory Agreement.

Economies of Scale

The Trustees considered whether each of the Funds may benefit from any economies of scale realized by the Adviser in the event of growth in assets of the Fund. The Trustees noted that the Funds’ advisory fee rate schedules are not subject to contractual breakpoints. The Trustees noted that the advisory fee rate schedules for many of the underlying funds in which the Funds invest are subject to contractual advisory fee breakpoints if the assets of those underlying funds increase over certain thresholds, and the Adviser’s view that those breakpoints provide investors benefits arising from the growth of those underlying funds. The Trustees determined to continue to monitor the fees paid at the Fund level to determine whether breakpoints might in the future become appropriate there as well, in light of any economies related to the asset allocation function that are not shared through breakpoints at the underlying fund level. The Board also considered the extent to which economies of scale realized by the Adviser could be shared with a Fund through fee waivers, expense reimbursements, or other expense reductions.

Based on all relevant information and factors, the Trustees unanimously approved the continuation of the Advisory Agreements at their meeting in December 2025.

Nationwide Investor Destinations Aggressive Fund
Nationwide Investor Destinations Conservative Fund
Nationwide Investor Destinations Moderate Fund
Nationwide Investor Destinations Moderately Aggressive Fund
Nationwide Investor Destinations Moderately Conservative Fund

Continuation of Advisory Agreements

The Trust’s investment advisory agreements  (the “Advisory Agreements”) with its Investment Adviser (the “Adviser”) must be approved for each series of the Trust (individually, a “Fund” and collectively, the “Funds”) for an initial term no longer than two years, and may continue in effect thereafter only if such continuation is approved at least annually, (i) by the vote of the Trustees or by a vote of the shareholders of the Fund in question, and (ii) by the vote of a majority of the Trustees who are not parties to the Advisory Agreements or “interested persons” of any party thereto (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval.

The Board of Trustees (the “Board”) has five regularly scheduled meetings each year and takes into account throughout the year matters bearing on the Advisory Agreements. The Board and its standing committees consider, at each meeting, factors that are relevant to the annual continuation of each Fund’s Advisory Agreement, including investment performance, reports with respect to compliance monitoring and the services and support provided to the Fund and its shareholders.

Although the Board considers the renewal of the Advisory Agreements for all of the Nationwide mutual funds at the same meetings, the Board considers each Fund’s investment advisory relationship separately. In preparation for the Board’s meetings in 2025 to consider the continuation of the Advisory Agreements, the Trustees requested and were furnished with a wide range of information to assist in their deliberations. These materials included:

•              A summary report for each Fund that sets out a variety of information regarding the Fund, including average net assets, performance, expense, and profitability information for the past three years.

•              Reports from Broadridge Financial Solutions, Inc. (“Broadridge”), a leading independent source of mutual fund industry data, describing, for each Fund’s largest share class, the Fund’s (a) performance rankings (over multiple periods ended June 30, 2025) compared with a performance universe created by Broadridge of similar or peer group funds, and (b) expense rankings comparing the Fund’s fees and expenses with expense groups created by Broadridge of similar or peer group funds. An independent consultant retained by the Independent Trustees provided input to Broadridge as to the composition of the various performance universes, expense groups, and peer funds.

•              Information regarding voluntary or contractual expense limitations or reductions and the relationship of expenses to any expense limitation.

•              Information provided by the Adviser as to the Adviser’s profitability in providing services under the Advisory Agreements. The Trustees recognized that the use of different reasonable methodologies, including among other things calculation and allocation of related expenses, can give rise to different measures of reported profit and loss.

•              Information from the Adviser regarding economies of scale and breakpoints, including information provided by the Adviser as to the circumstances under which specific actions intended to share the benefits of economies of scale might be appropriate.

The Adviser may not have been able to, or might have opted not to, provide information in response to certain information requests, in which case the Trustees conducted their evaluation based on information that was provided.  In such cases, the Trustees determined that the omission of any such information was not material to its considerations.

The Trustees met with representatives of the Adviser at the Trustees’ regular quarterly meetings in September and December 2025 and at its meeting in October 2025 to discuss matters related to the continuation of the Advisory Agreements.  In addition, the Trustees met separately with independent legal counsel to the Independent Trustees (“Independent Legal Counsel”) in October, November, and December to review information and materials provided to them and to prepare any supplemental information requests for the Adviser. At the Trustees’ regular quarterly meeting in December 2025, the Trustees met to give final consideration to information bearing on the continuation of the Advisory Agreements.

The Trustees considered, among other things, information provided by the Adviser in response to their previous information requests. The Trustees engaged in discussion and consideration among themselves, and with the Adviser, Trust counsel, and Independent Legal Counsel regarding the various factors that may contribute to the determination of whether the continuation of the Advisory Agreements should be approved.

In considering this information with respect to each of the Funds, the Trustees took into account, among other things, the nature, extent, and quality of services provided by the Adviser. In evaluating the Advisory Agreements for the Funds, the Trustees also reviewed information provided by the Adviser concerning the following, among other things:

•              The terms of the Advisory Agreements and a summary of the services performed by the Adviser.

•              The investment advisory and oversight capabilities of the Adviser, including, among other things, its expertise in investment, economic, financial analysis, and its asset allocation methodology.

•              The Adviser’s personnel and methods; changes in the Adviser’s senior management personnel; the number of the Adviser’s advisory and analytical personnel; general information about the compensation of the Adviser’s advisory personnel; the Adviser’s investment process; the Adviser’s risk assessment and risk management capabilities; and the Adviser’s valuation and valuation oversight capabilities.

•              The financial condition and stability of the Adviser.

•              Potential ancillary benefits, in addition to fees for serving as investment adviser, derived by the Adviser as a result of being investment adviser for the Funds, including, among other things, information on fees inuring to the Adviser’s affiliates for serving as the Trust’s administrator, fund accountant, and transfer agent; fees or other payments relating to shareholder servicing or sub-transfer agency services provided by or through the Adviser or its affiliates; and enhanced relationships with large financial concerns that serve, or whose affiliates serve, as sub-advisers or other service providers to one or more of the Funds.

Based on information provided by Broadridge and the Adviser, the Trustees reviewed expense information for each of the Funds and the total return investment performance of each of the Funds, as well as the expenses and performance of the Funds’ peer groups over various time periods.

Fund Expense and Performance

(Nationwide Investor Destinations Aggressive Fund, Nationwide Investor Destinations Moderate Fund, and Nationwide Investor Destinations Moderately Aggressive Fund)

The Trustees considered that, although each Fund was shown to pay actual management fees at a level higher than its peer group median, its total expense ratio (including 12b-1/non-12b-1 fees) was at a level lower than the Fund’s peer group median, and the level of the Fund’s actual management fee was not so high, in the Trustees’ judgment, as to be inconsistent with continuation of its Advisory Agreements. The Trustees determined that the expense information of each Fund was consistent with the continuation of the Fund’s Advisory Agreement.

The Trustees also considered each Fund’s investment performance. The Trustees considered that each Fund was shown to have experienced three-year performance above its performance universe median, ranking in the second quintile of its performance universe. The Trustees determined that the performance information of each Fund was consistent with the continuation of the Fund’s Advisory Agreement.

(Nationwide Investor Destinations Conservative Fund and Nationwide Investor Destinations Moderately Conservative Fund)

With respect to Nationwide Investor Destinations Conservative Fund, the Trustees considered that the Fund was shown to pay actual management fees at a level equal to its peer group median and had a total expense ratio (including 12b-1/non-12b-1 fees) at a level lower than its peer group median.  With respect to Nationwide Investor Destinations Moderately Conservative Fund, the Trustees considered that, although the Fund was shown to pay actual management fees at a level higher than its peer group median, its total expense ratio (including 12b-1/non-12b-1 fees) was at a level lower than the Fund’s peer group median, and the level of the Fund’s actual management fee was not so high, in the Trustees’ judgment, as to be inconsistent with continuation of its Advisory Agreements. The Trustees determined that the expense information of each Fund was consistent with the continuation of the Fund’s Advisory Agreement.

The Trustees also considered each Fund’s investment performance. The Trustees noted each Fund had experienced three-year performance below its performance universe median, ranking in the fifth quintile of its performance universe. The Trustees considered the Adviser’s statements regarding each Fund’s lower overall equity positioning versus its peer universe and the significant outperformance of equities versus fixed income over the period were the key drivers of underperformance. The Trustees further considered that the Adviser is assessing each Fund’s credit spread exposure in light of the outsized influence of fixed income performance in the Funds. The Trustees determined that the performance information of each Fund was consistent with the continuation of the Fund’s Advisory Agreement.

Economies of Scale

The Trustees considered whether each of the Funds may benefit from any economies of scale realized by the Adviser in the event of growth in assets of the Fund. The Trustees noted that the Funds’ advisory fee rate schedules are not subject to contractual breakpoints. The Trustees noted the Adviser’s statement that the advisory fee rate schedules for many of the underlying funds in which the Funds invest are subject to contractual advisory fee breakpoints if the assets of those underlying funds increase over certain thresholds, and the Adviser’s view that those breakpoints provide investors benefits arising from the growth of those underlying funds. The Trustees determined to continue to monitor the fees paid at the Fund level to determine whether breakpoints might in the future become appropriate there as well, in light of any economies related to the asset allocation function that are not shared through breakpoints at the underlying fund level. The Board also considered the extent to which economies of scale realized by the Adviser could be shared with a Fund through fee waivers, expense reimbursements, or other expense reductions.

Based on all relevant information and factors, the Trustees unanimously approved the continuation of the Advisory Agreements at their meeting in December 2025.

Nationwide Bond Index Fund
Nationwide International Index Fund
Nationwide Mid Cap Market Index Fund
Nationwide NYSE Arca Tech 100 Index Fund
Nationwide S&P 500 Index Fund
Nationwide Small Cap Index Fund

Continuation of Advisory (and Sub-Advisory) Agreements

The Trust’s investment advisory agreements with its Investment Adviser (the “Adviser”) and its Sub-Advisers (each, a “Sub-Adviser”) (together, the “Advisory Agreements”) must be approved for each series of the Trust (individually, a “Fund” and collectively, the “Funds”) for an initial term no longer than two years, and may continue in effect thereafter only if such continuation is approved at least annually, (i) by the vote of the Trustees or by a vote of the shareholders of the Fund in question, and (ii) by the vote of a majority of the Trustees who are not parties to the Advisory Agreements or “interested persons” of any party thereto (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval.

The Board of Trustees (the “Board”) has five regularly scheduled meetings each year and takes into account throughout the year matters bearing on the Advisory Agreements. The Board and its standing committees consider, at each meeting, factors that are relevant to the annual continuation of each Fund’s Advisory Agreements, including investment performance, Sub-Adviser updates and reviews, reports with respect to compliance monitoring, and the services and support provided to the Fund and its shareholders.

Although the Board considers the renewal of the Advisory Agreements for all of the Nationwide mutual funds at the same meetings, the Board considers each Fund’s investment advisory and sub-advisory relationships separately.

In preparation for the Board’s meetings in 2025 to consider the continuation of the Advisory Agreements, the Trustees requested and were furnished with a wide range of information to assist in their deliberations. These materials included:

•              A summary report for each Fund that sets out a variety of information regarding the Fund, including average net assets, performance, expense, and profitability information for the past three years.

•              Reports from Broadridge Financial Solutions, Inc. (“Broadridge”), a leading independent source of mutual fund industry data, describing, for each Fund’s largest share class, the Fund’s (a) performance rankings (over multiple periods ended June 30, 2025) compared with a performance universe created by Broadridge of similar or peer group funds, and (b) expense rankings comparing the Fund’s fees and expenses with expense groups created by Broadridge of similar or peer group funds. An independent consultant retained by the Independent Trustees provided input to Broadridge as to the composition of the various performance universes, expense groups, and peer funds.

•              Information regarding voluntary or contractual expense limitations or reductions and the relationship of expenses to any expense limitation.

•              Information provided by the Adviser as to the Adviser’s profitability in providing services under the Advisory Agreements. The Trustees recognized that the use of different reasonable methodologies, including among other things calculation and allocation of related expenses, can give rise to different measures of reported profit and loss. For Sub-Advisers not affiliated with the Adviser, the Trustees did not consider profitability data or information as to the fees a Sub-Adviser charges to other clients to be a determinative factor.

•              Information from the Adviser regarding economies of scale and breakpoints, including information provided by the Adviser as to the circumstances under which specific actions intended to share the benefits of economies of scale might be appropriate.

The Adviser may not have been able to, or might have opted not to, provide information in response to certain information requests, in which case the Trustees conducted their evaluation based on information that was provided.  In such cases, the Trustees determined that the omission of any such information was not material to its considerations.

The Trustees met with representatives of the Adviser at the Trustees’ regular quarterly meetings in September and December 2025 and at its meeting in October 2025 to discuss matters related to the continuation of the Advisory Agreements.  In addition, the Trustees met separately with independent legal counsel to the Independent Trustees (“Independent Legal Counsel”) in October, November and December to review information and materials provided to them and to prepare any supplemental information requests for the Adviser. At the Trustees’ regular quarterly meeting in December 2025, the Trustees met to give final consideration to information bearing on the continuation of the Advisory Agreements.

The Trustees considered, among other things, information provided by the Adviser in response to their previous information requests. The Trustees engaged in discussion and consideration among themselves, and with the Adviser, Trust counsel, and Independent Legal Counsel regarding the various factors that may contribute to the determination of whether the continuation of the Advisory Agreements should be approved.

In considering this information with respect to each of the Funds, the Trustees took into account, among other things, the nature, extent, and quality of services provided by the Adviser and relevant Sub-Adviser. In evaluating the Advisory Agreements for the Funds, the Trustees also reviewed information provided by the Adviser concerning the following, among other things:

•              The terms of the Advisory Agreements and a summary of the services performed by the Adviser and Sub-Advisers.

•              The activities of the Adviser in selecting, overseeing, and evaluating each Sub-Adviser; reporting by the Adviser to the Trustees regarding the Sub-Advisers; and steps taken by the Adviser, where appropriate, to identify replacement Sub-Advisers and to put those Sub-Advisers in place.

•              The investment advisory and oversight capabilities of the Adviser, including, among other things, its expertise in investment, economic, and financial analysis.

•              The Adviser’s and Sub-Advisers’ personnel and methods; changes in the Adviser’s senior management personnel; the number of the Adviser’s advisory and analytical personnel; general information about the compensation of the Adviser’s advisory personnel; the Adviser’s and Sub-Advisers’ investment processes; the Adviser’s risk assessment and risk management capabilities; and the Adviser’s valuation and valuation oversight capabilities.

•              The financial condition and stability of the Adviser and the Adviser’s assessment of the financial condition and stability of the Sub-Advisers.

•              Potential ancillary benefits, in addition to fees for serving as investment adviser, derived by the Adviser as a result of being investment adviser for the Funds, including, among other things, information on fees inuring to the Adviser’s affiliates for serving as the Trust’s administrator, fund accountant, and transfer agent; fees or other payments relating to shareholder servicing or sub-transfer agency services provided by or through the Adviser or its affiliates; and enhanced relationships with large financial concerns that serve, or whose affiliates serve, as sub-advisers or other service providers to one or more of the Funds.

Based on information provided by Broadridge and the Adviser, the Trustees reviewed expense information for each of the Funds and the total return investment performance of each of the Funds, as well as the expenses and performance of the Funds’ peer groups over various time periods.

Fund Expense and Performance

(Nationwide NYSE Arca Tech 100 Index Fund)

With respect to Nationwide NYSE Arca Tech 100 Index Fund, the Trustees considered that the Fund was shown to pay actual management fees and had a total expense ratio (including 12b-1/non-12b-1 fees) at a level lower than its peer group median. The Trustees determined that the expense information of the Fund was consistent with the continuation of the Fund’s Advisory Agreements.

The Trustees also considered the Fund’s investment performance. The Trustees considered principally the gross investment performance of the Fund, which should reflect the success of the Fund in tracking the return of its benchmark index without taking into account the effect of the Fund’s expenses and without taking into account any of the Fund’s earnings from securities lending activities. The Trustees noted that the three-year gross investment performance of the Fund less securities lending income exceeded the performance of the Fund’s benchmark index. The Trustees determined that the performance information of the Fund was consistent with the continuation of the Fund’s Advisory Agreements.

(Nationwide International Index Fund, Nationwide S&P 500 Index Fund, and Nationwide Small Cap Index Fund)

With respect to Nationwide Small Cap Index Fund and Nationwide S&P 500 Index Fund, the Trustees noted that each Fund was shown to pay actual management fees at a level lower than or equal to its peer group median and had a total expense ratio (including 12b-1/non-12b-1 fees) at a level above its peer group median but in the third quintile. With respect to Nationwide International Index Fund, the Trustees noted that the Fund was shown to pay actual management fees within one basis point above its peer group median and had a total expense ratio (including 12b-1/non-12b-1 fees) above the Fund’s peer group median in the fourth quintile. The Trustees considered the Adviser’s statements that each Fund’s peer group was comprised of peers that were pursuing a “race to the bottom” pricing model that disadvantaged subadvised funds such as the Funds. The Trustees determined that each Fund had overall acceptable expense arrangements consistent with the continuation of the Fund’s Advisory Agreements.

For the Funds above, the Trustees also considered each Fund’s investment performance. The Trustees considered principally the gross investment performance of the Funds, which should reflect the success of the Fund in tracking the return of its benchmark index without taking into account the effect of the Fund’s expenses and without taking into account any of the Fund’s earnings from securities lending activities. With respect to Nationwide International Index Fund and Nationwide Small Cap Index Fund, the Trustees noted that the three-year gross investment performance of the Fund less securities lending income was equal to or exceeded the performance of the Fund’s benchmark index. With respect to Nationwide S&P 500 Index Fund, the Trustees considered the three-year gross investment performance of the Fund less securities lending income was within an acceptable range of the Fund’s benchmark index. The Trustees considered that these returns were consistent with a conclusion that each Fund’s investment advisory arrangements were appropriately designed to provide a return approximating that of the Fund’s benchmark index. The Trustees determined that the performance information of each Fund was consistent with the continuation of the Fund’s Advisory Agreements.

(Nationwide Bond Index Fund and Nationwide Mid Cap Market Index Fund)

For the Funds above, the Trustees noted that each Fund was shown to pay actual management fees and to have a total expense ratio (including 12b-1/non-12b-1 fees) at levels above its peer group median in the fifth quintile (or the fourth quintile with respect to actual management fees paid by Nationwide Mid Cap Market Index Fund). The Trustees considered the Adviser’s statements that the Funds’ peer groups were comprised of peers that were pursuing a “race to the bottom” pricing model that disadvantaged subadvised funds such as the Funds. The Trustees also considered statements from the Adviser that it was further evaluating the Funds’ pricing for consideration of possible changes to be proposed at the Board’s March 2026 meeting. The Trustees determined that each Fund had overall acceptable expense arrangements consistent with the continuation of the Fund’s Advisory Agreements.

For the Funds above, the Trustees also considered each Fund’s investment performance. The Trustees considered principally the gross investment performance of the Funds, which should reflect the success of the Fund in tracking the return of its benchmark index without taking into account the effect of the Fund’s expenses and without taking into account any of the Fund’s earnings from securities lending activities. The Trustees noted that the three-year gross investment performance of each of the Funds less securities lending income was equal to or within an acceptable range of the performance of the Fund’s benchmark index. The Trustees considered that those returns were consistent with a conclusion that each Fund’s investment advisory arrangements were appropriately designed to provide a return approximating that of the Fund’s benchmark index. The Trustees determined that the performance information of each Fund was consistent with the continuation of the Fund’s Advisory Agreements.

Economies of Scale

The Trustees considered whether each of the Funds may benefit from any economies of scale realized by the Adviser in the event of growth in assets of the Fund. The Trustees noted that each Fund’s advisory fee rate schedule is subject to contractual advisory fee breakpoints that reflect economies of scale by reducing the Fund’s advisory fee rate if the assets of the Fund increase over certain thresholds.  The Board also considered the extent to which economies of scale realized by the Adviser or the relevant Sub-Advisers could be shared with a Fund through fee waivers, expense reimbursements, or other expense reductions.

Based on all relevant information and factors, the Trustees unanimously approved the continuation of the Advisory Agreements at their meeting in December 2025.

Nationwide Bailard Cognitive Value Fund
Nationwide Bailard International Equities Fund
Nationwide Bailard Technology & Science Fund
Nationwide BNY Mellon Dynamic U.S. Core Fund
Nationwide BNY Mellon Dynamic U.S. Equity Income Fund
Nationwide Bond Portfolio
Nationwide Fund
Nationwide Fundamental All Cap Equity Portfolio
Nationwide Geneva Mid Cap Growth Fund
Nationwide Geneva Small Cap Growth Fund
Nationwide Global Sustainable Equity Fund
Nationwide Government Money Market Fund
Nationwide GQG US Quality Equity Fund
Nationwide Inflation-Protected Securities Fund
Nationwide International Equity Portfolio
Nationwide International Small Cap Fund
Nationwide Invesco Core Plus Bond Fund (formerly, Nationwide BNY Mellon Core Plus Bond Fund)
Nationwide Loomis All Cap Growth Fund
Nationwide Loomis Core Bond Fund
Nationwide Loomis Short Term Bond Fund
Nationwide Strategic Income Fund (formerly, Nationwide Amundi Strategic Income Fund)
Nationwide U.S. 130/30 Equity Portfolio
Nationwide WCM Focused Small Cap Fund

Continuation of Advisory (and Sub-Advisory) Agreements

The Trust’s investment advisory agreements with its Investment Adviser (the “Adviser”) and its Sub-Advisers (each, a “Sub-Adviser”) (together, the “Advisory Agreements”) must be approved for each series of the Trust (individually, a “Fund” and collectively, the “Funds”) for an initial term no longer than two years, and may continue in effect thereafter only if such continuation is approved at least annually, (i) by the vote of the Trustees or by a vote of the shareholders of the Fund in question, and (ii) by the vote of a majority of the Trustees who are not parties to the Advisory Agreements or “interested persons” of any party thereto (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval.

The Board of Trustees (the “Board”) has five regularly scheduled meetings each year and takes into account throughout the year matters bearing on the Advisory Agreements. The Board and its standing committees consider, at each meeting, factors that are relevant to the annual continuation of each Fund’s Advisory Agreements, including investment performance, Sub-Adviser updates and reviews, reports with respect to compliance monitoring, and the services and support provided to the Fund and its shareholders.

Although the Board considers the renewal of the Advisory Agreements for all of the Nationwide mutual funds at the same meetings, the Board considers each Fund’s investment advisory and sub-advisory relationships separately.

In preparation for the Board’s meetings in 2025 to consider the continuation of the Advisory Agreements, the Trustees requested and were furnished with a wide range of information to assist in their deliberations. These materials included:

•              A summary report for each Fund that sets out a variety of information regarding the Fund, including average net assets, performance, expense, and profitability information for the past three years.

•              Reports from Broadridge Financial Solutions, Inc. (“Broadridge”), a leading independent source of mutual fund industry data, describing, for each Fund’s largest share class, the Fund’s (a) performance rankings (over multiple periods ended June 30, 2025) compared with a performance universe created by Broadridge of similar or peer group funds, and (b) expense rankings comparing the Fund’s fees and expenses with expense groups created by Broadridge of similar or peer group funds. An independent consultant retained by the Independent Trustees provided input to Broadridge as to the composition of the various performance universes, expense groups, and peer funds.

•              Information regarding voluntary or contractual expense limitations or reductions and the relationship of expenses to any expense limitation.

•              Information provided by the Adviser as to the Adviser’s profitability in providing services under the Advisory Agreements. The Trustees recognized that the use of different reasonable methodologies, including among other things, calculation and allocation of related expenses, can give rise to different measures of reported profit and loss. For Sub-Advisers not affiliated with the Adviser, the Trustees did not consider profitability data or information as to the fees a Sub-Adviser charges to other clients to be a determinative factor.

•              Information from the Adviser regarding economies of scale and breakpoints, including information provided by the Adviser as to the circumstances under which specific actions intended to share the benefits of economies of scale might be appropriate.

The Adviser may not have been able to, or might have opted not to, provide information in response to certain information requests, in which case the Trustees conducted their evaluation based on information that was provided.  In such cases, the Trustees determined that the omission of any such information was not material to its considerations.

The Trustees met with representatives of the Adviser at the Trustees’ regular quarterly meetings in September and December 2025 and at its meeting in October 2025 to discuss matters related to the continuation of the Advisory Agreements.  In addition, the Trustees met separately with independent legal counsel to the Independent Trustees (“Independent Legal Counsel”) in October, November and December to review information and materials provided to them and to prepare any supplemental information requests for the Adviser. At the Trustees’ regular quarterly meeting in December 2025, the Trustees met to give final consideration to information bearing on the continuation of the Advisory Agreements.

The Trustees considered, among other things, information provided by the Adviser in response to their previous information requests. The Trustees engaged in discussion and consideration among themselves, and with the Adviser, Trust counsel, and Independent Legal Counsel regarding the various factors that may contribute to the determination of whether the continuation of the Advisory Agreements should be approved.

In considering this information with respect to each of the Funds, the Trustees took into account, among other things, the nature, extent, and quality of services provided by the Adviser and relevant Sub-Adviser. In evaluating the Advisory Agreements for the Funds, the Trustees also reviewed information provided by the Adviser concerning the following, among other things:

•              The terms of the Advisory Agreements and a summary of the services performed by the Adviser and Sub-Advisers.

•              The activities of the Adviser in selecting, overseeing, and evaluating each Sub-Adviser; reporting by the Adviser to the Trustees regarding the Sub-Advisers; and steps taken by the Adviser, where appropriate, to identify replacement Sub-Advisers and to put those Sub-Advisers in place.

•              The investment advisory and oversight capabilities of the Adviser, including, among other things, its expertise in investment, economic, and financial analysis.

•              The Adviser’s and Sub-Advisers’ personnel and methods; changes in the Adviser’s senior management personnel; the number of the Adviser’s advisory and analytical personnel; general information about the compensation of the Adviser’s advisory personnel; the Adviser’s and Sub-Advisers’ investment processes; the Adviser’s risk assessment and risk management capabilities; and the Adviser’s valuation and valuation oversight capabilities.

•              The financial condition and stability of the Adviser and the Adviser’s assessment of the financial condition and stability of the Sub-Advisers.

•              Potential ancillary benefits, in addition to fees for serving as investment adviser, derived by the Adviser as a result of being investment adviser for the Funds, including, among other things, information on fees inuring to the Adviser’s affiliates for serving as the Trust’s administrator, fund accountant, and transfer agent; fees or other payments relating to shareholder servicing or sub-transfer agency services provided by or through the Adviser or its affiliates; and enhanced relationships with large financial concerns that serve, or whose affiliates serve, as sub-advisers or other service providers to one or more of the Funds.

Based on information provided by Broadridge and the Adviser, the Trustees reviewed expense information for each of the Funds and the total return investment performance of each of the Funds, as well as the expenses and performance of the Funds’ peer groups over various time periods.

Fund Expense and Performance

(Nationwide BNY Mellon Dynamic U.S. Core Fund, Nationwide BNY Mellon Dynamic U.S. Equity Income Fund, Nationwide Fundamental All Cap Equity Portfolio, Nationwide Geneva Mid Cap Growth Fund, Nationwide GQG US Quality Equity Fund, Nationwide Inflation-Protected Securities Fund, Nationwide International Equity Portfolio, Nationwide International Small Cap Fund, Nationwide Loomis Core Bond Fund, Nationwide Loomis Short Term Bond Fund, and Nationwide U.S. 130/30 Equity Portfolio)

For the Funds above, the Trustees considered that each Fund was shown to pay actual management fees and to have total expense ratios (including 12b-1/non-12b-1 fees) at levels lower than or equal to their peer group medians. The Trustees determined that the expense information of each of the foregoing Funds was consistent with the continuation of the Fund’s Advisory Agreement.

For the Funds above, the Trustees also considered each Fund’s investment performance. With respect to Nationwide BNY Mellon Dynamic U.S. Equity Income Fund, Nationwide Geneva Mid Cap Growth Fund, Nationwide Inflation-Protected Securities Fund, Nationwide International Small Cap Fund, Nationwide Loomis Core Bond Fund, and Nationwide Loomis Short Term Bond Fund, the Trustees noted that each Fund was shown to have experienced three-year performance above or equal to its performance universe median. With respect to Nationwide BNY Mellon Dynamic U.S. Core Fund, the Trustees noted that the Fund was shown to have experienced three-year performance below its performance universe median but within the third quintile of its peer universe. With respect to Nationwide Fundamental All Cap Equity Portfolio and Nationwide International Equity Portfolio, the Trustees considered that the Fund had been organized in July 2023 and November 2024, respectively, and did not yet have two years of performance. With respect to Nationwide U.S. 130/30 Equity Portfolio, which commenced operations in September 2022, the Trustees noted that the Fund was shown to have experienced two-year performance above its performance universe median. With respect to Nationwide GQG US Quality Equity Fund, the Trustees noted the Fund had experienced three-year performance in the fifth quintile of its performance universe and considered the Adviser’s statements regarding the reasons for the Fund’s relative underperformance and its continued confidence in the Fund’s sub-adviser. The Trustees determined that the performance information of each of the foregoing Funds was consistent with the continuation of the Fund’s Advisory Agreement.

(Nationwide Bailard Cognitive Value Fund, Nationwide Bailard International Equities Fund, Nationwide Bailard Technology & Science Fund, Nationwide Bond Portfolio, Nationwide Fund, Nationwide Geneva Small Cap Growth Fund, Nationwide Strategic Income Fund, and Nationwide WCM Focused Small Cap Fund)

For the Funds above, the Trustees considered that although each Fund was shown to pay actual management fees at a level higher than its peer group median, its total expense ratio (including 12b-1/non-12b-1 fees) was at a level equal to or lower than the Fund’s peer group median and the level of the Fund’s actual management fee was not so high, in the Trustees’ judgment, as to be inconsistent with continuation of its Advisory Agreements. The Trustees determined that each Fund had overall acceptable expense arrangements consistent with the continuation of the Fund’s Advisory Agreement.

For the Funds above, the Trustees also considered each Fund’s investment performance. With respect to Nationwide Bailard Cognitive Value Fund, Nationwide Bailard International Equities Fund, Nationwide Bailard Technology & Science Fund, Nationwide Bond Portfolio and Nationwide Strategic Income Fund, the Trustees noted that each Fund was shown to have experienced three-year performance above its performance universe median. With respect to Nationwide Fund, the Trustees noted that the Fund was shown to have experienced three-year performance below its performance universe median but within the third quintile of its peer universe. The Trustees also considered that at the Board’s June 2025 meeting, the Board approved the replacement of the Nationwide Fund’s sub-adviser to be effective in August 2025. With respect to Nationwide Geneva Small Cap Growth Fund, the Trustees noted that the Fund was shown to have experienced three-year performance below its performance universe median, ranking within the fourth quintile of its peer universe. The Trustees considered the Adviser’s statements that the Fund’s underperformance was primarily attributable to performance in the second quarter of 2025 that was a result of style-related headwinds as the Fund’s investment strategy focuses on higher quality companies and market results were driven by low quality, high beta companies. With respect to Nationwide WCM Focused Small Cap Fund, the Trustees noted the Fund had experienced three-year performance below the median of its performance universe and in the fifth quintile of its performance universe and considered that on December 10, 2025, the Board approved the replacement of the Fund’s sub-adviser to be effective in the first quarter of 2026. The Trustees determined that the performance information of each of the foregoing Funds was consistent with the continuation of the Fund’s Advisory Agreement.

(Nationwide Invesco Core Plus Bond Fund)

The Trustees noted that although the Fund was shown to have a total expense ratio (including 12b-1/non- 12b-1 fees) higher than its peer group median, it was shown to pay actual management fees at a level lower than its peer group median. The Trustees considered that the level of the Fund’s total expense ratio (including 12b-1/non-12b-1 fees) was within a generally acceptable range of the Fund’s peer group median and not so high, in the Trustees’ judgment, as to be inconsistent with continuation of its Advisory Agreements. In connection with the Trustees’ consideration of the Fund, the Trustees also considered pro forma comparative expense information showing the effects of a lower expense limitation put into place for the Fund in May 2025. The Trustees determined that the Fund had overall acceptable expense arrangements consistent with the continuation of the Fund’s Advisory Agreements. With respect to performance, the Trustees noted that the Fund was shown to have experienced three-year performance above its performance universe median, ranking in the second quintile. The Trustees determined that the performance information of the Fund was consistent with the continuation of the Fund’s Advisory Agreement.

(Nationwide Global Sustainable Equity Fund)

The Trustees noted that the Fund was shown to have a total expense ratio (including 12b-1/non-12b-1 fees) and to pay actual management fees in the fifth quintile of its peer group. The Trustees considered that at the Board’s September 2025 meeting, the Board approved the replacement of the Fund’s sub-adviser and an amendment to the Fund’s expense limitation agreement to reduce the Fund’s expense cap by one basis point. In connection with the Trustees’ consideration of the Fund, the Trustees also noted pro forma comparative expense information showing the effects of a lower expense limitation put into place for the Fund in October 2024. The Trustees determined that the Fund had overall acceptable expense arrangements consistent with the continuation of the Fund’s Advisory Agreement. Regarding the Fund’s investment performance, the Trustees noted that the Fund was shown to have experienced three-year performance above its performance universe median within the second quintile. The Trustees determined that the performance information of the Fund was consistent with the continuation of the Fund’s Advisory Agreement.

(Nationwide Government Money Market Fund)

The Trustees noted that the Fund was shown to have a total expense ratio (including 12b-1/non-12b-1 fees) and to pay actual management fees in the fourth quintile of its peer group. The Trustees considered the Adviser’s statements as to the effect of waivers by peers within the Fund’s peer group and that the level of the Fund’s total expense ratio (including 12b-1/non-12b-1 fees) was within a generally acceptable range of the Fund’s peer group median and not so high, in the Trustees’ judgment, as to be inconsistent with continuation of its Advisory Agreements. Regarding the Fund’s investment performance, the Trustees noted that the Fund was shown to have experienced three-year performance equal to its performance universe median. The Trustees determined that the performance information of the Fund was consistent with the continuation of the Fund’s Advisory Agreement.

(Nationwide Loomis All Cap Growth Fund)

The Trustees noted that the Fund was shown to have a total expense ratio (including 12b-1/non-12b-1 fees) and to pay actual management fees in the fifth quintile of its peer group. The Trustees considered the Adviser’s statements that a majority of the Fund’s peer group was comprised of directly managed funds and that mutual funds that are sub-advised, such as the Fund, have higher expenses compared to mutual funds without a sub-adviser. The Trustees determined that the Fund had overall acceptable expense arrangements consistent with the continuation of the Fund’s Advisory Agreement, particularly in light of the Fund’s three-year investment performance. Regarding the Fund’s investment performance, the Trustees noted that the Fund was shown to have experienced three-year performance above its performance universe median within the first quintile of its peer group. The Trustees determined that the performance information of the Fund was consistent with the continuation of the Fund’s Advisory Agreement.

Economies of Scale

The Trustees considered whether each of the Funds may benefit from any economies of scale realized by the Adviser in the event of growth in assets of the Fund. The Trustees noted that, with the exception of Nationwide Fundamental All Cap Equity Portfolio, each Fund’s advisory fee rate schedule is subject to contractual advisory fee breakpoints that reflect economies of scale by reducing the Fund’s advisory fee rate if the assets of the Fund increase over certain thresholds. The Trustees determined to continue to monitor the fees paid by the Nationwide Fundamental All Cap Equity Portfolio, which launched in July 2023, to determine whether breakpoints might in the future become appropriate, as its assets grow. The Board also considered the extent to which economies of scale realized by the Adviser, or the relevant Sub-Advisers, could be shared with a Fund through fee waivers, expense reimbursements, or other expense reductions.

Based on all relevant information and factors, the Trustees unanimously approved the continuation of the Advisory Agreements at their meeting in December 2025.

Replacement of WCM Investment Management, LLC
by The Renaissance Group LLC, doing business as Renaissance Investment Management for Nationwide Renaissance Small Cap Growth Fund
(formerly known as the Nationwide WCM Focused Small Cap Fund)

Initial Approval of Sub-advisory Agreement
Summary of Factors Considered by the Board

At the December 9-10, 2025 meeting of the Board of Trustees, the Board, including the Independent Trustees, discussed and unanimously approved, on behalf of the Nationwide Renaissance Small Cap Growth Fund (formerly known as the Nationwide WCM Focused Small Cap Fund) (the “Fund”), the appointment of The Renaissance Group LLC, doing business as Renaissance Investment Management (“Renaissance”) as sub-adviser to the Fund pursuant to a new sub-advisory agreement (the “Subadvisory Agreement”). Renaissance replaced WCM Investment Management, LLC (“WCM”), the previous sub-adviser to the Fund. The Board was provided with detailed materials relating to Renaissance in advance of the meeting. The Independent Trustees met in executive session with their independent legal counsel prior to the meeting to discuss information relating to the Sub-advisory Agreement.

In making its determinations, the Board took into account information provided to it by Nationwide Fund Advisors (“NFA”) as to the services to be provided by Renaissance under the Sub-advisory Agreement, including information relating to Renaissance’s investment strategy and process proposed for the Fund (the “Renaissance Strategy”). The Board also considered information provided to it regarding the experience of the investment personnel of Renaissance who would be managing the Fund. The Board considered information concerning the performance record of the Renaissance Strategy.

The Board considered the sub-advisory fee rate that NFA would pay to Renaissance with respect to the Fund. The Board noted that the sub-advisory fee rate schedule would be identical to that of WCM, resulting in no savings to NFA. The Board considered that the non-compensatory terms of the Sub-advisory Agreement are substantially similar in all material respects to the terms of the sub-advisory agreements that the Trust currently has in place for other Nationwide Funds.

The Board considered there would be no effect on NFA’s profitability of appointing Renaissance as subadviser. No information was presented to the Board regarding Renaissance’s expected profitability as a result of the Sub-advisory Agreement.

Based on these and other considerations, none of which were individually determinative of the outcome, and after discussion and consideration among the Trustees, and with NFA, Trust counsel, and independent legal counsel, the Board, including all of the Independent Trustees voting separately, unanimously approved the Sub-advisory Agreement for a two-year period commencing from the execution of the Sub-advisory Agreement.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not Applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not Applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not Applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

Not Applicable.

Item 16. Controls and Procedures.

16(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within ninety (90) days of the filing date of this report, that these disclosure controls and procedures, as most-recently amended and restated as of June 10, 2025 are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-CSR is: (i) accumulated and communicated to the investment company’s management, including the investment company’s certifying officers, to allow timely decisions regarding required disclosure; and (ii) recorded, processed, summarized, and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

16(b) There were no changes in the registrant’s internal control over financial reporting that occurred during the period covered by this report that have materially affected or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not Applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1)      Not required for this filing.
(a)(2)      Not applicable.
(a)(3)      The certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith.
                section302
(a)(4)      Not applicable to open-end investment companies.
(a)(5)      Not applicable to open-end investment companies.
(b)           The certifications required by Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are filed herewith.
                section906

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                                           NATIONWIDE MUTUAL FUNDS

By (Signature and Title)*                   ___/s/ David Majewski _________
Name:    David Majewski
Title:      Principal Financial Officer
Date:      June 22, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

(Registrant)                                        NATIONWIDE MUTUAL FUNDS

By (Signature and Title)*                   __/s/ Joseph N. Aniano ________
Name:    Joseph N. Aniano
Title:      Principal Executive Officer
Date:      June 22, 2026

By (Signature and Title)*                   ___/s/ David Majewski _________
Name:    David Majewski
Title:      Principal Financial Officer
Date:      June 22, 2026